Quarterly Report
March 31, 2022
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 99.3%
Acadia Realty Trust REIT	167,851	$3,637,331
Agree Realty Corp. REIT	135,362	8,982,622
Alexandria Real Estate Equities, Inc. REIT	276,273	55,599,941
American Assets Trust, Inc. REIT	99,933	3,786,461
American Campus Communities, Inc. REIT	264,117	14,782,629
American Homes 4 Rent Class A REIT (a)	560,413	22,433,332
Americold Realty Trust REIT	506,308	14,115,867
Apartment Income REIT Corp.	297,979	15,929,957
Apartment Investment & Management Co. Class A REIT (b)	288,907	2,114,799
Apple Hospitality REIT, Inc.	403,052	7,242,844
Ashford Hospitality Trust, Inc. REIT (a) (b)	64,311	655,972
AvalonBay Communities, Inc. REIT	265,302	65,893,058
Boston Properties, Inc. REIT	269,780	34,747,664
Brandywine Realty Trust REIT	324,768	4,592,220
Brixmor Property Group, Inc. REIT	565,313	14,590,729
Broadstone Net Lease, Inc. REIT	306,101	6,666,880
Camden Property Trust REIT	193,997	32,242,301
CareTrust REIT, Inc.	184,167	3,554,423
Centerspace REIT	28,438	2,790,337
Chatham Lodging Trust REIT (b)	93,213	1,285,407
City Office REIT, Inc.	83,186	1,469,065
Community Healthcare Trust, Inc. REIT	44,530	1,879,611
Corporate Office Properties Trust REIT	213,229	6,085,556
Cousins Properties, Inc. REIT	282,252	11,371,933
CubeSmart REIT	415,363	21,611,337
DiamondRock Hospitality Co. REIT (b)	399,828	4,038,263
Digital Realty Trust, Inc. REIT	538,688	76,385,958
Diversified Healthcare Trust REIT	456,455	1,460,656
Douglas Emmett, Inc. REIT	333,140	11,133,539
Duke Realty Corp. REIT	722,886	41,970,761
Easterly Government Properties, Inc. REIT (a)	163,519	3,456,792
EastGroup Properties, Inc. REIT	77,216	15,696,468
Empire State Realty Trust, Inc. Class A REIT	268,437	2,636,051
EPR Properties REIT	142,029	7,770,407
Equity Commonwealth REIT (a) (b)	214,684	6,056,236
Security Description	Shares	Value
Equity LifeStyle Properties, Inc. REIT	327,723	$25,064,255
Equity Residential REIT	648,694	58,330,565
Essential Properties Realty Trust, Inc. REIT	230,701	5,836,735
Essex Property Trust, Inc. REIT	123,871	42,794,953
Extra Space Storage, Inc. REIT	254,144	52,252,006
Federal Realty Investment Trust REIT	134,263	16,389,484
First Industrial Realty Trust, Inc. REIT	247,302	15,310,467
Four Corners Property Trust, Inc. REIT	146,835	3,970,418
Franklin Street Properties Corp. REIT (a)	181,545	1,071,116
Getty Realty Corp. REIT	74,924	2,144,325
Global Medical REIT, Inc.	114,617	1,870,549
Global Net Lease, Inc. REIT (a)	196,646	3,093,242
Healthcare Realty Trust, Inc. REIT	280,051	7,695,801
Healthcare Trust of America, Inc. Class A REIT	419,104	13,134,719
Healthpeak Properties, Inc. REIT	1,023,623	35,140,978
Hersha Hospitality Trust REIT (b)	62,373	566,347
Highwoods Properties, Inc. REIT	199,104	9,107,017
Host Hotels & Resorts, Inc. REIT	1,355,296	26,333,401
Hudson Pacific Properties, Inc. REIT	289,403	8,030,933
Independence Realty Trust, Inc. REIT	418,939	11,076,747
Industrial Logistics Properties Trust REIT	124,119	2,813,778
Innovative Industrial Properties, Inc. REIT	48,719	10,006,883
Invitation Homes, Inc. REIT	1,132,697	45,511,765
JBG SMITH Properties REIT	216,682	6,331,448
Kilroy Realty Corp. REIT	199,420	15,239,676
Kimco Realty Corp. REIT	1,170,485	28,910,980
Kite Realty Group Trust REIT	415,701	9,465,512
Life Storage, Inc. REIT	155,659	21,859,193
LTC Properties, Inc. REIT (a)	74,705	2,873,901
LXP Industrial Trust REIT	536,813	8,427,964
Macerich Co. REIT	404,308	6,323,377
Medical Properties Trust, Inc. REIT	1,132,806	23,947,519
Mid-America Apartment Communities, Inc. REIT	218,968	45,862,848
National Health Investors, Inc. REIT	87,098	5,139,653
National Retail Properties, Inc. REIT (a)	333,359	14,981,153
National Storage Affiliates Trust REIT	155,496	9,758,929
Necessity Retail REIT, Inc.	234,453	1,854,523

See accompanying notes to schedule of investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
NETSTREIT Corp.	75,226	$1,688,071
NexPoint Residential Trust, Inc. REIT	43,097	3,892,090
Office Properties Income Trust REIT	91,950	2,365,874
Omega Healthcare Investors, Inc. REIT (a)	453,631	14,135,142
Orion Office REIT, Inc.	107,460	1,504,440
Paramount Group, Inc. REIT	311,739	3,401,073
Park Hotels & Resorts, Inc. REIT	448,841	8,765,865
Pebblebrook Hotel Trust REIT	249,386	6,104,969
Piedmont Office Realty Trust, Inc. Class A REIT	235,631	4,057,566
Plymouth Industrial REIT, Inc.	65,679	1,779,901
Prologis, Inc. REIT	1,404,617	226,817,553
PS Business Parks, Inc. REIT	38,146	6,411,580
Public Storage REIT	289,494	112,983,718
Realty Income Corp. REIT	1,073,872	74,419,330
Regency Centers Corp. REIT	292,460	20,864,096
Retail Opportunity Investments Corp. REIT	230,416	4,467,766
Rexford Industrial Realty, Inc. REIT	304,219	22,691,695
RLJ Lodging Trust REIT	316,209	4,452,223
RPT Realty REIT (a)	160,039	2,203,737
Ryman Hospitality Properties, Inc. REIT (b)	104,499	9,694,372
Seritage Growth Properties Class A REIT (a) (b)	68,693	869,653
Service Properties Trust REIT	313,374	2,767,092
Simon Property Group, Inc. REIT	623,767	82,062,787
SITE Centers Corp. REIT	340,780	5,694,434
SL Green Realty Corp. REIT (a)	121,720	9,881,230
Spirit Realty Capital, Inc. REIT	242,397	11,155,110
STAG Industrial, Inc. REIT	334,518	13,832,319
STORE Capital Corp. REIT	465,832	13,616,269
Summit Hotel Properties, Inc. REIT (b)	202,059	2,012,508
Sun Communities, Inc. REIT	220,120	38,584,835
Sunstone Hotel Investors, Inc. REIT (b)	416,286	4,903,849
Tanger Factory Outlet Centers, Inc. REIT	197,327	3,392,051
Terreno Realty Corp. REIT	143,290	10,610,625
UDR, Inc. REIT	567,667	32,567,056
Security Description	Shares	Value
UMH Properties, Inc. REIT	86,508	$2,127,232
Universal Health Realty Income Trust REIT	24,315	1,419,267
Urban Edge Properties REIT	208,990	3,991,709
Ventas, Inc. REIT	757,675	46,794,008
Veris Residential, Inc. REIT (b)	151,925	2,641,976
Vornado Realty Trust REIT	301,783	13,676,806
Washington Real Estate Investment Trust	160,644	4,096,422
Welltower, Inc. REIT	826,233	79,434,041
WP Carey, Inc. REIT	361,750	29,243,870
Xenia Hotels & Resorts, Inc. REIT (b)	216,841	4,182,863
TOTAL COMMON STOCKS (Cost $2,017,396,626)		2,079,449,640
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	6,742,539	6,741,865
State Street Navigator Securities Lending Portfolio II (e) (f)	28,415,268	28,415,268
TOTAL SHORT-TERM INVESTMENTS (Cost $35,156,771)		35,157,133
TOTAL INVESTMENTS — 101.0% (Cost $2,052,553,397)		2,114,606,773
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(21,301,504)
NET ASSETS — 100.0%		$2,093,305,269
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	288	06/17/2022	$11,689,107	$12,084,480	$395,373
See accompanying notes to schedule of investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,066,278,681	$13,170,959	$—	$2,079,449,640
Short-Term Investments	35,157,133	—	—	35,157,133
TOTAL INVESTMENTS	$2,101,435,814	$13,170,959	$—	$2,114,606,773
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	395,373	—	—	395,373
TOTAL OTHER FINANCIAL INSTRUMENTS:	$395,373	$—	$—	$395,373
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,631,274	$3,632,363	$77,910,050	$74,797,395	$(3,450)	$297	6,742,539	$6,741,865	$3,187
State Street Navigator Securities Lending Portfolio II	6,259,134	6,259,134	186,951,255	164,795,121	—	—	28,415,268	28,415,268	13,292
Total		$9,891,497	$264,861,305	$239,592,516	$(3,450)	$297		$35,157,133	$16,479
See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMERCIAL SERVICES & SUPPLIES — 0.9%
ACV Auctions, Inc. Class A (a)	122,342	$1,811,885
COMMUNICATIONS EQUIPMENT — 2.1%
Inseego Corp. (a) (b)	380,289	1,540,171
Ubiquiti, Inc. (b)	8,246	2,400,905
		3,941,076
CONSUMER FINANCE — 2.2%
LendingTree, Inc. (a)	21,493	2,572,067
Upstart Holdings, Inc. (a) (b)	14,882	1,623,478
		4,195,545
DIVERSIFIED CONSUMER SERVICES — 1.3%
Duolingo, Inc. (a)	25,124	2,389,544
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Advanced Energy Industries, Inc.	27,744	2,388,203
ENTERTAINMENT — 8.4%
DouYu International Holdings, Ltd. ADR (a) (b)	900,378	1,872,786
HUYA, Inc. ADR (a)	314,580	1,406,173
iQIYI, Inc. ADR (a) (b)	470,363	2,135,448
Netflix, Inc. (a)	3,936	1,474,386
ROBLOX Corp. Class A (a) (b)	20,708	957,538
Roku, Inc. (a)	10,442	1,308,069
Spotify Technology SA (a)	10,341	1,561,698
Tencent Music Entertainment Group ADR (a)	354,485	1,726,342
Zynga, Inc. Class A (a)	385,172	3,558,989
		16,001,429
HEALTH CARE TECHNOLOGY — 4.5%
American Well Corp. Class A (a)	385,222	1,621,784
Doximity, Inc. Class A (a)	44,641	2,325,350
GoodRx Holdings, Inc. Class A (a) (b)	60,134	1,162,390
OptimizeRx Corp. (a)	41,921	1,580,841
Veeva Systems, Inc. Class A (a)	9,089	1,931,049
		8,621,414
HOUSEHOLD DURABLES — 0.9%
Vuzix Corp. (a) (b)	251,411	1,659,313
INTERACTIVE MEDIA & SERVICES — 13.7%
Alphabet, Inc. Class A (a)	817	2,272,363
Angi, Inc. (a)	251,669	1,426,963
Cargurus, Inc. (a)	67,298	2,857,473
fuboTV, Inc. (a) (b)	135,018	887,068
Hello Group, Inc. ADR	237,229	1,371,184
JOYY, Inc. ADR	47,250	1,735,493
Meta Platforms, Inc. Class A (a)	7,298	1,622,783
Pinterest, Inc. Class A (a)	64,542	1,588,379
Snap, Inc. Class A (a)	47,296	1,702,183
Twitter, Inc. (a)	52,737	2,040,395
VTEX Class A (a)	153,192	942,131
Yandex NV Class A (a)	41,307	—
Security Description	Shares	Value
Yelp, Inc. (a)	66,711	$2,275,512
Zhihu, Inc. ADR (a) (b)	379,482	918,346
Ziff Davis, Inc. (a)	22,562	2,183,550
ZoomInfo Technologies, Inc. (a)	37,669	2,250,346
		26,074,169
INTERNET & DIRECT MARKETING RETAIL — 1.9%
Fiverr International, Ltd. (a) (b)	19,057	1,449,666
Quotient Technology, Inc. (a)	329,256	2,100,653
		3,550,319
IT SERVICES — 2.2%
Okta, Inc. (a)	10,717	1,617,838
Shopify, Inc. Class A (a)	1,577	1,065,989
Twilio, Inc. Class A (a)	9,096	1,499,112
		4,182,939
MEDIA — 1.0%
Magnite, Inc. (a)	138,420	1,828,528
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
Compass, Inc. Class A (a) (b)	232,725	1,829,219
Zillow Group, Inc. Class C (a) (b)	39,883	1,965,833
		3,795,052
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.0%
ACM Research, Inc. Class A (a)	93,961	1,944,053
Advanced Micro Devices, Inc. (a)	17,383	1,900,657
Ichor Holdings, Ltd. (a)	53,773	1,915,394
MaxLinear, Inc. (a)	32,060	1,870,701
NVIDIA Corp.	7,946	2,168,146
Onto Innovation, Inc. (a)	26,029	2,261,660
SolarEdge Technologies, Inc. (a)	7,795	2,512,874
Universal Display Corp.	15,280	2,550,996
		17,124,481
SOFTWARE — 48.6%
Agora, Inc. ADR (a)	128,840	1,280,670
Alkami Technology, Inc. (a)	109,466	1,566,458
Anaplan, Inc. (a)	52,422	3,410,051
Appfolio, Inc. Class A (a)	19,760	2,237,030
AppLovin Corp. Class A (a) (b)	26,534	1,461,227
Asana, Inc. Class A (a)	35,459	1,417,296
Avalara, Inc. (a)	16,641	1,655,946
Bill.Com Holdings, Inc. (a)	9,476	2,149,062
Blackline, Inc. (a)	22,804	1,669,709
Blend Labs, Inc. Class A (a) (b)	292,727	1,668,544
Check Point Software Technologies, Ltd. (a)	21,651	2,993,467
Cleanspark, Inc. (a) (b)	179,236	2,217,149
Coupa Software, Inc. (a)	15,487	1,573,944
Crowdstrike Holdings, Inc. Class A (a)	12,081	2,743,353
CyberArk Software, Ltd. (a)	15,761	2,659,669
Datadog, Inc. Class A (a)	13,790	2,088,771
Digital Turbine, Inc. (a)	45,195	1,979,993
DocuSign, Inc. (a)	16,641	1,782,584
Everbridge, Inc. (a)	38,110	1,663,120

See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ironSource, Ltd. Class A (a)	295,753	$1,419,614
JFrog, Ltd. (a)	78,801	2,123,687
Mandiant, Inc. (a)	144,280	3,218,887
Mimecast, Ltd. (a)	30,339	2,413,771
Monday.com, Ltd. (a) (b)	7,841	1,239,427
nCino, Inc. (a)	43,831	1,796,194
ON24, Inc. (a)	143,350	1,885,053
OneConnect Financial Technology Co., Ltd. (a)	921,029	1,298,651
Pagerduty, Inc. (a)	69,714	2,383,522
Palantir Technologies, Inc. Class A (a)	126,868	1,741,898
Paycom Software, Inc. (a)	5,756	1,993,763
Qualys, Inc. (a)	18,166	2,587,020
Rapid7, Inc. (a)	20,730	2,306,005
SentinelOne, Inc. Class A (a) (b)	47,747	1,849,719
Smartsheet, Inc. Class A (a)	33,853	1,854,467
SS&C Technologies Holdings, Inc.	30,779	2,309,041
Sumo Logic, Inc. (a)	174,954	2,041,713
Tenable Holdings, Inc. (a)	50,732	2,931,802
Trade Desk, Inc. Class A (a)	25,522	1,767,399
UiPath, Inc. Class A (a)	54,883	1,184,924
Upland Software, Inc. (a)	123,224	2,169,975
Varonis Systems, Inc. (a)	48,139	2,288,528
Workday, Inc. Class A (a)	8,534	2,043,552
Xperi Holding Corp.	120,132	2,080,686
Yext, Inc. (a)	233,182	1,606,624
Zoom Video Communications, Inc. Class A (a)	12,975	1,521,059
Zscaler, Inc. (a)	7,893	1,904,423
		92,179,447
TOTAL COMMON STOCKS (Cost $265,990,194)		189,743,344
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	26,149	$26,147
State Street Navigator Securities Lending Portfolio II (e) (f)	10,679,809	10,679,809
TOTAL SHORT-TERM INVESTMENTS (Cost $10,705,954)		10,705,956
TOTAL INVESTMENTS — 105.7% (Cost $276,696,148)		200,449,300
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(10,745,307)
NET ASSETS — 100.0%		$189,703,993
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$189,743,344	$—	$—	$189,743,344
Short-Term Investments	10,705,956	—	—	10,705,956
TOTAL INVESTMENTS	$200,449,300	$—	$—	$200,449,300
See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	371,487	$371,598	$27,081,731	$27,426,707	$(442)	$(33)	26,149	$26,147	$163
State Street Navigator Securities Lending Portfolio II	28,664,569	28,664,569	69,688,955	87,673,715	—	—	10,679,809	10,679,809	38,931
Total		$29,036,167	$96,770,686	$115,100,422	$(442)	$(33)		$10,705,956	$39,094
See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 2.3%
BHP Group, Ltd. (a)	23,654	$919,233
National Australia Bank, Ltd.	34,295	833,136
Rio Tinto PLC	9,899	792,569
		2,544,938
BELGIUM — 0.7%
Anheuser-Busch InBev SA/NV	12,474	753,085
BRAZIL — 0.9%
Petroleo Brasileiro SA Preference Shares ADR	41,602	581,596
Petroleo Brasileiro SA Preference Shares	63,478	446,835
		1,028,431
CANADA — 1.8%
Nutrien, Ltd. (a)	11,567	1,196,660
Royal Bank of Canada	7,010	772,472
		1,969,132
CHINA — 3.7%
Alibaba Group Holding, Ltd. ADR (b)	4,280	465,664
China Construction Bank Corp. Class H	968,288	728,250
China Petroleum & Chemical Corp. Class H	1,456,147	730,732
Industrial & Commercial Bank of China, Ltd. Class H	1,251,110	768,425
PetroChina Co., Ltd. Class H	1,648,458	854,603
Tencent Holdings, Ltd.	11,506	549,780
		4,097,454
DENMARK — 0.5%
Vestas Wind Systems A/S	18,089	540,477
FINLAND — 0.6%
Sampo Oyj Class A	13,825	682,670
FRANCE — 5.8%
Air Liquide SA	4,067	719,137
BNP Paribas SA	11,486	663,660
Carrefour SA	39,879	871,676
Cie de Saint-Gobain	9,942	600,333
Engie SA	51,603	685,204
LVMH Moet Hennessy Louis Vuitton SE	916	661,860
Societe Generale SA	22,946	624,485
TotalEnergies SE	16,568	848,535
Vinci SA	6,916	715,566
		6,390,456
GERMANY — 4.2%
Allianz SE	3,147	758,252
BASF SE	9,421	542,563
Deutsche Bank AG (b)	56,247	720,333
E.ON SE	55,387	649,665
Mercedes-Benz Group AG	10,589	751,800
Security Description	Shares	Value
SAP SE	4,936	$555,355
Siemens AG	4,162	581,913
		4,559,881
HONG KONG — 0.7%
CLP Holdings, Ltd.	72,827	710,006
INDIA — 1.4%
Infosys, Ltd. ADR	32,262	803,001
Reliance Industries, Ltd. GDR (c)	2,019	139,311
Reliance Industries, Ltd.	16,819	584,809
		1,527,121
ITALY — 1.3%
Assicurazioni Generali SpA (a)	34,807	804,381
UniCredit SpA	56,551	620,091
		1,424,472
JAPAN — 9.2%
Bridgestone Corp.	14,967	586,719
Canon, Inc.	29,381	724,509
Honda Motor Co., Ltd.	23,005	660,914
Komatsu, Ltd.	28,347	687,334
Mitsubishi Corp.	22,180	840,784
Mitsubishi UFJ Financial Group, Inc.	124,948	782,681
Mitsui & Co., Ltd.	30,873	846,512
Mizuho Financial Group, Inc.	48,922	631,603
Nippon Steel Corp.	34,418	615,625
Panasonic Corp.	54,964	538,206
Seven & i Holdings Co., Ltd.	15,284	731,995
SoftBank Group Corp.	11,056	506,367
Sony Group Corp.	6,396	670,823
Takeda Pharmaceutical Co., Ltd.	21,201	611,008
Toyota Motor Corp.	39,600	725,116
		10,160,196
LUXEMBOURG — 0.6%
ArcelorMittal SA	21,763	709,488
MEXICO — 0.7%
America Movil SAB de CV Series L (a)	760,111	805,012
NETHERLANDS — 0.5% (d)
Shell PLC	503	13,964
Shell PLC	18,691	518,978
		532,942
RUSSIA — 0.0% (d)
Gazprom PJSC ADR (e)	78,668	—
SOUTH AFRICA — 2.2%
Anglo American PLC	17,001	889,219
MTN Group, Ltd.	81,693	1,062,219
Naspers, Ltd. Class N	4,247	483,662
		2,435,100
SOUTH KOREA — 0.6%
Samsung Electronics Co., Ltd. GDR	385	546,315

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co., Ltd.	1,539	$88,375
		634,690
SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria SA (a)	110,255	639,138
Banco Santander SA	199,854	689,340
Telefonica SA	148,438	724,803
		2,053,281
SWEDEN — 0.5%
Telefonaktiebolaget LM Ericsson Class B (a)	60,562	560,819
SWITZERLAND — 3.9%
ABB, Ltd.	19,582	641,988
Credit Suisse Group AG (b)	68,461	546,051
Nestle SA	5,730	748,434
Novartis AG	8,390	740,763
Roche Holding AG	1,913	761,770
UBS Group AG	43,312	854,003
		4,293,009
TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,068	632,650
UNITED KINGDOM — 5.4%
AstraZeneca PLC	6,375	850,444
BAE Systems PLC	93,975	887,655
BP PLC	176,620	872,865
HSBC Holdings PLC	139,001	961,565
National Grid PLC	55,798	861,321
Tesco PLC	205,332	746,167
Vodafone Group PLC	446,246	733,497
		5,913,514
UNITED STATES — 49.6%
3M Co.	3,927	584,652
Abbott Laboratories	5,639	667,432
Accenture PLC Class A	2,113	712,567
Adobe, Inc. (b)	1,105	503,460
Alphabet, Inc. Class A (b)	131	364,357
Alphabet, Inc. Class C (b)	123	343,538
Amazon.com, Inc. (b)	208	678,070
American Express Co.	4,553	851,411
American International Group, Inc.	13,221	829,882
Amgen, Inc.	3,383	818,077
Apple, Inc.	4,853	847,382
AT&T, Inc.	26,479	625,699
Bank of America Corp.	17,890	737,426
Bank of New York Mellon Corp.	13,865	688,120
Baxter International, Inc.	8,968	695,379
Berkshire Hathaway, Inc. Class B (b)	2,604	918,978
Boeing Co. (b)	3,422	655,313
Booking Holdings, Inc. (b)	314	737,413
Carnival Corp. (b)	31,853	644,068
Security Description	Shares	Value
Caterpillar, Inc.	3,528	$786,109
Chevron Corp.	7,545	1,228,552
Cisco Systems, Inc.	12,439	693,599
Coca-Cola Co.	12,955	803,210
Colgate-Palmolive Co.	9,419	714,243
ConocoPhillips	12,992	1,299,200
CVS Health Corp.	8,589	869,293
Deere & Co.	1,991	827,181
Duke Energy Corp.	7,040	786,086
DuPont de Nemours, Inc.	10,211	751,325
eBay, Inc.	9,918	567,905
Exxon Mobil Corp.	13,417	1,108,110
FedEx Corp.	2,795	646,735
General Electric Co.	7,108	650,382
Gilead Sciences, Inc.	10,123	601,812
GlaxoSmithKline PLC	36,792	797,940
Goldman Sachs Group, Inc.	1,794	592,199
Home Depot, Inc.	2,178	651,941
Honeywell International, Inc.	3,235	629,466
Howmet Aerospace, Inc.	23,054	828,561
HP, Inc.	25,704	933,055
Intel Corp.	13,367	662,468
International Business Machines Corp.	5,536	719,791
Johnson & Johnson	4,331	767,583
JPMorgan Chase & Co.	4,596	626,527
McDonald's Corp.	3,023	747,527
Medtronic PLC	5,487	608,783
Merck & Co., Inc.	9,797	803,844
Meta Platforms, Inc. Class A (b)	1,901	422,706
Microsoft Corp.	2,446	754,126
Mondelez International, Inc. Class A	11,952	750,346
Netflix, Inc. (b)	1,196	448,010
NextEra Energy, Inc.	8,539	723,339
NIKE, Inc. Class B	4,476	602,291
PayPal Holdings, Inc. (b)	2,531	292,710
Pfizer, Inc.	15,812	818,587
Philip Morris International, Inc.	6,949	652,789
Procter & Gamble Co.	5,041	770,265
QUALCOMM, Inc.	5,066	774,186
Raytheon Technologies Corp.	8,735	865,376
Schlumberger NV	27,040	1,117,022
Simon Property Group, Inc. REIT	5,676	746,735
Southwest Airlines Co. (b)	15,020	687,916
Starbucks Corp.	6,030	548,549
Tesla, Inc. (b)	981	1,057,126
Travelers Cos., Inc.	4,624	844,943
Union Pacific Corp.	3,480	950,771
United Parcel Service, Inc. Class B	3,740	802,080
UnitedHealth Group, Inc.	1,789	912,336
Verizon Communications, Inc.	13,273	676,127
Visa, Inc. Class A	3,216	713,212
Walmart, Inc.	4,979	741,473
Walt Disney Co. (b)	3,910	536,296

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co.	16,241	$787,039
Williams Cos., Inc.	29,746	993,814
		54,596,821
TOTAL COMMON STOCKS (Cost $85,709,217)		109,555,645

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (f)(g)	105,781	105,781
State Street Navigator Securities Lending Portfolio II (h)(i)	2,327,227	2,327,227
TOTAL SHORT-TERM INVESTMENTS (Cost $2,433,008)		2,433,008
TOTAL INVESTMENTS — 101.8% (Cost $88,142,225)		111,988,653
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(1,999,693)
NET ASSETS — 100.0%		$109,988,960
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1	06/17/2022	$212,698	$226,537	$13,839
MSCI EAFE Index (long)	2	06/17/2022	202,531	214,440	11,909
					$25,748

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$109,555,645	$—	$0(a)	$109,555,645
Short-Term Investments	2,433,008	—	—	2,433,008
TOTAL INVESTMENTS	$111,988,653	$—	$0	$111,988,653
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	25,748	—	—	25,748
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	18.1%
Industrials	13.9
Consumer Discretionary	10.7
Information Technology	10.5
Energy	10.3
Health Care	10.3
Consumer Staples	7.5
Communication Services	7.1
Materials	6.5
Utilities	4.0
Real Estate	0.7
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	99,094	$99,094	$3,404,258	$3,397,571	$—	$—	105,781	$105,781	$42
State Street Navigator Securities Lending Portfolio II	4,114,813	4,114,813	8,582,082	10,369,668	—	—	2,327,227	2,327,227	3,173
Total		$4,213,907	$11,986,340	$13,767,239	$—	$—		$2,433,008	$3,215
See accompanying notes to schedule of investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 3.0%
Tesla, Inc. (a)	7,919	$8,533,514
CHEMICALS — 2.2%
Huntsman Corp.	171,925	6,448,907
CONSTRUCTION & ENGINEERING — 7.6%
Arcosa, Inc.	149,085	8,535,116
ReneSola, Ltd. ADR (a)	1,444,312	8,391,453
Valmont Industries, Inc.	21,472	5,123,219
		22,049,788
ELECTRIC UTILITIES — 16.5%
ALLETE, Inc.	134,347	8,998,562
Avangrid, Inc. (b)	166,081	7,762,626
Centrais Eletricas Brasileiras SA ADR (b)	1,141,841	9,031,962
Cia Paranaense de Energia ADR	853,104	6,671,270
Enel Americas SA ADR (b)	1,016,883	6,070,792
Enel Chile SA ADR (b)	778,636	1,230,245
NextEra Energy, Inc.	93,709	7,938,089
		47,703,546
ELECTRICAL EQUIPMENT — 17.7%
Advent Technologies Holdings, Inc. (a) (b)	266,900	619,208
American Superconductor Corp. (a)	244,052	1,857,236
Array Technologies, Inc. (a)	467,993	5,274,281
Ballard Power Systems, Inc. (a) (b)	586,045	6,821,564
Eos Energy Enterprises, Inc. (a) (b)	550,826	2,302,453
FTC Solar, Inc. (a) (b)	759,422	3,743,950
FuelCell Energy, Inc. (a)	1,112,747	6,409,423
Plug Power, Inc. (a) (b)	230,857	6,604,819
Shoals Technologies Group, Inc. Class A (a)	296,559	5,053,365
Sunrun, Inc. (a)	189,102	5,743,028
TPI Composites, Inc. (a)	485,004	6,819,156
		51,248,483
GAS UTILITIES — 3.3%
New Jersey Resources Corp.	209,770	9,620,052
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 13.0%
AES Corp.	339,510	8,735,592
Atlantica Sustainable Infrastructure PLC (b)	220,348	7,727,604
Azure Power Global, Ltd. (a) (b)	188,444	3,135,708
Montauk Renewables, Inc. (a)	170,587	1,910,575
Ormat Technologies, Inc.	106,412	8,707,694
Sunnova Energy International, Inc. (a)	256,030	5,904,052
TransAlta Corp.	131,317	1,360,444
		37,481,669
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 2.7%
General Electric Co.	86,140	$7,881,810
MACHINERY — 0.8%
Hyster-Yale Materials Handling, Inc.	66,219	2,199,133
MULTI-UTILITIES — 6.6%
Algonquin Power & Utilities Corp. (b)	602,205	9,346,222
Consolidated Edison, Inc.	103,659	9,814,434
		19,160,656
OIL, GAS & CONSUMABLE FUELS — 3.5%
Enbridge, Inc.	219,728	10,127,264
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 22.9%
Applied Materials, Inc.	35,680	4,702,624
Canadian Solar, Inc. (a) (b)	247,699	8,758,637
Daqo New Energy Corp. ADR (a)	182,086	7,523,793
Enphase Energy, Inc. (a)	37,471	7,560,898
First Solar, Inc. (a)	83,927	7,028,047
JinkoSolar Holding Co., Ltd. ADR (a) (b)	173,680	8,387,007
Maxeon Solar Technologies, Ltd. (a) (b)	464,147	6,720,849
SolarEdge Technologies, Inc. (a)	25,513	8,224,626
SunPower Corp. (a)	338,685	7,274,954
		66,181,435
TOTAL COMMON STOCKS (Cost $357,251,768)		288,636,257
SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	115,979	115,967
State Street Navigator Securities Lending Portfolio II (e) (f)	28,827,931	28,827,931
TOTAL SHORT-TERM INVESTMENTS (Cost $28,943,890)		28,943,898
TOTAL INVESTMENTS — 109.8% (Cost $386,195,658)		317,580,155
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(28,462,041)
NET ASSETS — 100.0%		$289,118,114

See accompanying notes to schedule of investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$288,636,257	$—	$—	$288,636,257
Short-Term Investments	28,943,898	—	—	28,943,898
TOTAL INVESTMENTS	$317,580,155	$—	$—	$317,580,155

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	334,128	$334,229	$6,494,773	$6,712,953	$(89)	$7	115,979	$115,967	$129
State Street Navigator Securities Lending Portfolio II	33,447,164	33,447,164	203,700,024	208,319,257	—	—	28,827,931	28,827,931	296,199
Total		$33,781,393	$210,194,797	$215,032,210	$(89)	$7		$28,943,898	$296,328
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 56.3%
Aerojet Rocketdyne Holdings, Inc. (a)	18,522	$728,841
Astra Space, Inc. (a) (b)	84,640	326,710
Boeing Co. (a)	3,758	719,657
BWX Technologies, Inc.	10,751	579,049
Elbit Systems, Ltd.	1,612	355,365
General Dynamics Corp.	2,580	622,245
HEICO Corp.	5,457	837,868
Hexcel Corp.	14,907	886,519
Huntington Ingalls Industries, Inc.	2,782	554,842
L3Harris Technologies, Inc.	3,656	908,406
Lockheed Martin Corp.	2,325	1,026,255
Maxar Technologies, Inc.	27,367	1,079,902
Moog, Inc. Class A	5,831	511,962
Northrop Grumman Corp.	2,178	974,045
Raytheon Technologies Corp.	9,156	907,085
TransDigm Group, Inc. (a)	845	550,551
Virgin Galactic Holdings, Inc. (a)	48,835	482,490
		12,051,792
COMMUNICATIONS EQUIPMENT — 2.5%
Viasat, Inc. (a)	10,859	529,919
CONTAINERS & PACKAGING — 2.3%
Ball Corp.	5,519	496,710
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
Iridium Communications, Inc. (a)	19,241	775,797
ELECTRICAL EQUIPMENT — 2.3%
AMETEK, Inc.	3,675	489,437
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.3%
Amphenol Corp. Class A	6,207	467,697
II-VI, Inc. (a) (b)	7,735	560,710
Teledyne Technologies, Inc. (a)	1,822	861,132
TTM Technologies, Inc. (a)	36,380	539,152
		2,428,691
ENERGY EQUIPMENT & SERVICES — 2.8%
TechnipFMC PLC (a)	78,430	607,833
INDUSTRIAL CONGLOMERATES — 3.5%
Honeywell International, Inc.	3,875	753,997
MACHINERY — 5.1%
ESCO Technologies, Inc.	5,358	374,631
Security Description	Shares	Value
Fortive Corp.	6,853	$417,553
Standex International Corp.	2,928	292,566
		1,084,750
PROFESSIONAL SERVICES — 8.1%
Jacobs Engineering Group, Inc.	3,588	494,462
KBR, Inc.	11,221	614,125
Leidos Holdings, Inc.	5,730	618,955
		1,727,542
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Analog Devices, Inc.	2,783	459,696
TOTAL COMMON STOCKS (Cost $20,868,262)		21,406,164
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	25,103	25,101
State Street Navigator Securities Lending Portfolio II (e) (f)	323,744	323,744
TOTAL SHORT-TERM INVESTMENTS (Cost $348,842)		348,845
TOTAL INVESTMENTS — 101.5% (Cost $21,217,104)		21,755,009
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(328,555)
NET ASSETS — 100.0%		$21,426,454
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,406,164	$—	$—	$21,406,164
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Short-Term Investments	$348,845	$—	$—	$348,845
TOTAL INVESTMENTS	$21,755,009	$—	$—	$21,755,009

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,769	$33,780	$160,204	$168,875	$(10)	$2	25,103	$25,101	$11
State Street Navigator Securities Lending Portfolio II	521,979	521,979	3,963,809	4,162,044	—	—	323,744	323,744	1,662
Total		$555,759	$4,124,013	$4,330,919	$(10)	$2		$348,845	$1,673
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 33.6%
Aerojet Rocketdyne Holdings, Inc. (a)	12,358	$486,287
AeroVironment, Inc. (a)	8,599	809,510
Boeing Co. (a)	2,506	479,899
Elbit Systems, Ltd.	2,579	568,541
Embraer SA ADR (a)	25,789	325,199
General Dynamics Corp.	1,971	475,366
HEICO Corp.	3,643	559,346
Hexcel Corp.	9,954	591,964
Huntington Ingalls Industries, Inc.	2,120	422,813
Kratos Defense & Security Solutions, Inc. (a)	25,950	531,456
L3Harris Technologies, Inc.	2,441	606,515
Lockheed Martin Corp.	1,549	683,729
Maxar Technologies, Inc.	18,290	721,723
Mercury Systems, Inc. (a)	8,312	535,708
Moog, Inc. Class A	7,115	624,697
Northrop Grumman Corp.	1,457	651,600
Parsons Corp. (a)	15,406	596,212
RADA Electronic Industries, Ltd. (a) (b)	26,846	373,965
Raytheon Technologies Corp.	6,123	606,606
Textron, Inc.	7,046	524,081
Vectrus, Inc. (a)	3,688	132,252
		11,307,469
BUILDING PRODUCTS — 0.8%
Griffon Corp.	14,185	284,125
COMMUNICATIONS EQUIPMENT — 10.7%
Cisco Systems, Inc.	9,281	517,509
F5, Inc. (a)	2,305	481,630
Gilat Satellite Networks, Ltd. (a) (b)	40,197	354,136
Juniper Networks, Inc.	16,320	606,451
NetScout Systems, Inc. (a)	16,833	540,003
Radware, Ltd. (a)	17,150	548,285
Viasat, Inc. (a)	11,083	540,850
		3,588,864
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Iridium Communications, Inc. (a)	12,844	517,870
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
908 Devices, Inc. (a)	14,671	278,896
Amphenol Corp. Class A	4,733	356,631
OSI Systems, Inc. (a)	5,682	483,652
Teledyne Technologies, Inc. (a)	1,217	575,191
		1,694,370
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Varex Imaging Corp. (a)	18,154	386,499
IT SERVICES — 4.5%
Akamai Technologies, Inc. (a)	4,726	564,237
Cloudflare, Inc. Class A (a)	3,304	395,489
Security Description	Shares	Value
Limelight Networks, Inc. (a)	104,983	$548,011
		1,507,737
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Bruker Corp.	6,447	414,542
MACHINERY — 1.0%
Fortive Corp.	5,230	318,664
PROFESSIONAL SERVICES — 9.4%
ASGN, Inc. (a)	4,117	480,495
Jacobs Engineering Group, Inc.	3,660	504,384
KBR, Inc.	8,560	468,489
Leidos Holdings, Inc.	5,845	631,377
ManTech International Corp. Class A	7,530	649,011
Science Applications International Corp.	4,662	429,696
		3,163,452
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Broadcom, Inc.	899	566,082
eMagin Corp. (a) (b)	69,464	79,189
Kopin Corp. (a)	103,986	263,085
		908,356
SOFTWARE — 28.4%
A10 Networks, Inc.	35,034	488,724
BlackBerry, Ltd. (a)	56,855	424,138
Check Point Software Technologies, Ltd. (a)	4,777	660,468
Cognyte Software, Ltd. (a)	26,250	296,887
Crowdstrike Holdings, Inc. Class A (a)	2,535	575,648
CyberArk Software, Ltd. (a)	3,285	554,344
Fortinet, Inc. (a)	1,645	562,162
Mandiant, Inc. (a)	31,600	704,996
Mimecast, Ltd. (a)	6,694	532,575
OneSpan, Inc. (a)	22,956	331,485
Palo Alto Networks, Inc. (a)	1,002	623,755
Qualys, Inc. (a)	3,991	568,358
Rapid7, Inc. (a)	4,444	494,351
SentinelOne, Inc. Class A (a) (b)	10,888	421,801
Telos Corp. (a)	30,954	308,611
Tenable Holdings, Inc. (a)	10,700	618,353
Varonis Systems, Inc. (a)	10,053	477,920
VMware, Inc. Class A	4,610	524,941
Zscaler, Inc. (a)	1,703	410,900
		9,580,417
TOTAL COMMON STOCKS (Cost $32,117,458)		33,672,365
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	18,159	18,157

See accompanying notes to schedule of investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	630,316	$630,316
TOTAL SHORT-TERM INVESTMENTS (Cost $648,471)		648,473
TOTAL INVESTMENTS — 101.9% (Cost $32,765,929)		34,320,838
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(640,602)
NET ASSETS — 100.0%		$33,680,236
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$33,672,365	$—	$—	$33,672,365
Short-Term Investments	648,473	—	—	648,473
TOTAL INVESTMENTS	$34,320,838	$—	$—	$34,320,838

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	34,728	$34,738	$1,067,353	$1,083,928	$(8)	$2	18,159	$18,157	$8
State Street Navigator Securities Lending Portfolio II	236,289	236,289	5,716,502	5,322,475	—	—	630,316	630,316	3,367
Total		$271,027	$6,783,855	$6,406,403	$(8)	$2		$648,473	$3,375
See accompanying notes to schedule of investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
Parsons Corp. (a)	32,174	$1,245,134
AUTO COMPONENTS — 1.9%
Lear Corp.	5,880	838,429
AUTOMOBILES — 1.6%
Toyota Motor Corp. ADR (b)	3,968	715,232
BUILDING PRODUCTS — 8.3%
Allegion PLC	5,466	600,058
Carrier Global Corp.	19,599	899,006
Johnson Controls International PLC	13,898	911,292
Resideo Technologies, Inc. (a)	41,435	987,396
View, Inc. (a)	112,597	207,178
		3,604,930
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Tetra Tech, Inc.	3,836	632,710
COMMUNICATIONS EQUIPMENT — 1.5%
Nokia Oyj ADR (a)	123,641	675,080
CONSTRUCTION & ENGINEERING — 1.7%
NV5 Global, Inc. (a)	5,628	750,212
DIVERSIFIED CONSUMER SERVICES — 3.3%
ADT, Inc. (b)	127,652	968,879
Vivint Smart Home, Inc. (a)	67,186	454,177
		1,423,056
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
BCE, Inc. (b)	13,947	773,501
ELECTRIC UTILITIES — 0.5%
Korea Electric Power Corp. ADR (a)	21,785	202,818
ELECTRICAL EQUIPMENT — 17.1%
ABB, Ltd. ADR	19,677	636,354
Acuity Brands, Inc.	5,474	1,036,229
AMETEK, Inc.	5,133	683,613
Beam Global (a) (b)	36,283	741,987
Blink Charging Co. (a) (b)	32,294	854,499
Bloom Energy Corp. Class A (a) (b)	43,760	1,056,804
ChargePoint Holdings, Inc. (a) (b)	52,719	1,048,054
Hubbell, Inc.	3,467	637,131
Nuvve Holding Corp. (a) (b)	22,116	174,495
Stem, Inc. (a)	56,136	618,057
		7,487,223
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.9%
Badger Meter, Inc.	9,981	995,205
Itron, Inc. (a)	16,981	894,559
Luna Innovations, Inc. (a)	20,761	160,067
MicroVision, Inc. (a) (b)	101,260	472,884
TE Connectivity, Ltd.	4,561	597,400
Teledyne Technologies, Inc. (a)	1,666	787,402
		3,907,517
Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.3%
Snap One Holdings Corp. (a) (b)	19,402	$286,179
Universal Electronics, Inc. (a)	9,549	298,311
		584,490
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.3%
Atlantica Sustainable Infrastructure PLC (b)	28,790	1,009,665
INDUSTRIAL CONGLOMERATES — 4.1%
Honeywell International, Inc.	5,405	1,051,705
Roper Technologies, Inc.	1,535	724,873
		1,776,578
INTERACTIVE MEDIA & SERVICES — 1.5%
Baidu, Inc. ADR (a)	4,865	643,640
MACHINERY — 12.8%
Energy Recovery, Inc. (a)	49,353	993,970
Evoqua Water Technologies Corp. (a)	23,234	1,091,533
Ideanomics, Inc. (a) (b)	447,502	501,202
Mueller Water Products, Inc. Class A	50,709	655,160
Pentair PLC	14,796	802,091
Proterra, Inc. (a) (b)	106,599	801,625
Xylem, Inc.	8,904	759,155
		5,604,736
MULTI-UTILITIES — 1.9%
National Grid PLC ADR	10,530	809,441
OIL, GAS & CONSUMABLE FUELS — 4.2%
Shell PLC ADR	16,237	891,899
Suncor Energy, Inc.	29,224	952,410
		1,844,309
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.9%
ON Semiconductor Corp. (a)	11,272	705,740
Qorvo, Inc. (a)	6,850	850,085
Silicon Laboratories, Inc. (a)	5,401	811,230
STMicroelectronics NV	14,748	637,409
		3,004,464
SOFTWARE — 6.2%
Alarm.com Holdings, Inc. (a)	13,195	876,940
Latch, Inc. (a) (b)	131,898	563,204
Rekor Systems, Inc. (a) (b)	157,912	720,079
Veritone, Inc. (a) (b)	30,045	549,223
		2,709,446
SPECIALTY RETAIL — 2.7%
EVgo, Inc. (a)	90,838	1,168,177
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Logitech International SA	8,785	648,157
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Core & Main, Inc. Class A (a)	25,815	624,465

See accompanying notes to schedule of investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 2.0%
Rogers Communications, Inc. Class B	15,635	$887,286
TOTAL COMMON STOCKS (Cost $50,311,428)		43,570,696
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	46,688	46,683
State Street Navigator Securities Lending Portfolio II (e) (f)	4,172,429	4,172,429
TOTAL SHORT-TERM INVESTMENTS (Cost $4,219,109)		4,219,112
TOTAL INVESTMENTS — 109.4% (Cost $54,530,537)		47,789,808
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(4,123,363)
NET ASSETS — 100.0%		$43,666,445

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$43,570,696	$—	$—	$43,570,696
Short-Term Investments	4,219,112	—	—	4,219,112
TOTAL INVESTMENTS	$47,789,808	$—	$—	$47,789,808

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	21,837	$21,844	$629,357	$604,506	$(15)	$3	46,688	$46,683	$22
State Street Navigator Securities Lending Portfolio II	5,646,547	5,646,547	38,049,725	39,523,843	—	—	4,172,429	4,172,429	123,250
Total		$5,668,391	$38,679,082	$40,128,349	$(15)	$3		$4,219,112	$123,272
See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.2%
AEROSPACE & DEFENSE — 6.0%
Aerojet Rocketdyne Holdings, Inc. (a)	53,273	$2,096,293
AeroVironment, Inc. (a)	21,117	1,987,954
Astra Space, Inc. (a) (b)	237,061	915,055
Boeing Co. (a)	16,674	3,193,071
BWX Technologies, Inc.	27,699	1,491,868
Elbit Systems, Ltd. (b)	94,884	20,917,178
Embraer SA ADR (a)	379,635	4,787,197
General Dynamics Corp.	7,554	1,821,874
HEICO Corp.	22,649	3,477,527
Hexcel Corp.	38,790	2,306,841
Huntington Ingalls Industries, Inc.	5,007	998,596
Kratos Defense & Security Solutions, Inc. (a)	306,537	6,277,878
L3Harris Technologies, Inc.	14,710	3,654,994
Lockheed Martin Corp.	33,711	14,880,035
Maxar Technologies, Inc.	69,235	2,732,013
Mercury Systems, Inc. (a)	18,631	1,200,768
Moog, Inc. Class A	28,895	2,536,981
Northrop Grumman Corp.	24,690	11,041,862
Parsons Corp. (a)	285,051	11,031,474
RADA Electronic Industries, Ltd. (a) (b)	323,807	4,510,631
Raytheon Technologies Corp.	25,419	2,518,260
Textron, Inc.	19,013	1,414,187
TransDigm Group, Inc. (a)	2,279	1,484,860
Vectrus, Inc. (a)	111,317	3,991,828
Virgin Galactic Holdings, Inc. (a)	107,762	1,064,689
		112,333,914
AIRLINES — 0.4%
Blade Air Mobility, Inc. (a) (b)	939,961	7,980,269
AUTO COMPONENTS — 2.9%
American Axle & Manufacturing Holdings, Inc. (a)	224,390	1,741,266
Aptiv PLC (a)	34,138	4,086,660
BorgWarner, Inc.	47,592	1,851,329
Dana, Inc.	96,850	1,701,655
Foresight Autonomous Holdings, Ltd. ADR (a) (b)	1,772,500	1,967,475
Garrett Motion, Inc. (a)	297,492	2,138,968
Gentherm, Inc. (a)	28,867	2,108,446
Kandi Technologies Group, Inc. (a) (b)	443,462	1,419,078
Lear Corp.	56,736	8,089,986
Luminar Technologies, Inc. (a) (b)	341,745	5,341,474
Modine Manufacturing Co. (a)	145,330	1,309,423
Veoneer, Inc. (a)	180,667	6,675,646
Visteon Corp. (a)	134,924	14,724,256
		53,155,662
Security Description	Shares	Value
AUTOMOBILES — 4.3%
ElectraMeccanica Vehicles Corp. (a) (b)	559,460	$1,214,028
Electric Last Mile Solutions, Inc. (a) (b)	272,812	390,121
Fisker, Inc. (a) (b)	124,389	1,604,618
Ford Motor Co.	745,019	12,598,271
General Motors Co. (a)	134,952	5,902,801
Honda Motor Co., Ltd. ADR (b)	75,458	2,132,443
Li Auto, Inc. ADR (a)	191,912	4,953,249
Lordstown Motors Corp. Class A (a) (b)	364,467	1,242,832
NIO, Inc. ADR (a)	185,433	3,903,365
Niu Technologies ADR (a)	354,724	3,426,634
Stellantis NV	407,252	6,625,990
Tata Motors, Ltd. ADR (a) (b)	49,768	1,391,016
Tesla, Inc. (a)	11,146	12,010,930
Toyota Motor Corp. ADR (b)	86,213	15,539,893
Workhorse Group, Inc. (a) (b)	507,499	2,537,495
XPeng, Inc. ADR (a)	166,643	4,597,680
		80,071,366
BANKS — 0.9%
Banco BBVA Argentina SA ADR (a) (b)	137,830	489,296
Banco Bradesco SA ADR	129,615	601,414
Banco Santander Brasil SA (b)	79,781	614,314
Banco Santander SA ADR (b)	1,940,686	6,559,519
Grupo Financiero Galicia SA ADR (b)	45,870	495,396
Grupo Supervielle SA ADR (b)	137,622	277,996
ICICI Bank, Ltd. ADR	22,547	427,040
ING Groep NV ADR	603,949	6,299,188
Intercorp Financial Services, Inc. (b)	14,295	493,892
		16,258,055
BIOTECHNOLOGY — 2.5%
2seventy bio, Inc. (a)	28,816	491,601
4D Molecular Therapeutics, Inc. (a)	52,479	793,483
Adaptimmune Therapeutics PLC ADR (a)	276,936	570,488
Allogene Therapeutics, Inc. (a)	63,631	579,678
Alnylam Pharmaceuticals, Inc. (a)	6,696	1,093,390
Amicus Therapeutics, Inc. (a)	100,260	949,462
Arcturus Therapeutics Holdings, Inc. (a)	30,769	829,532
Arrowhead Pharmaceuticals, Inc. (a)	15,816	727,378
Atara Biotherapeutics, Inc. (a)	67,459	626,694
Biogen, Inc. (a)	4,527	953,386
BioMarin Pharmaceutical, Inc. (a)	10,529	811,786
BioNTech SE ADR (a)	5,306	904,991
Bluebird Bio, Inc. (a)	112,342	544,859
CareDx, Inc. (a)	17,022	629,644

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Caribou Biosciences, Inc. (a) (b)	54,271	$498,208
Cellectis SA ADR (a)	119,561	542,807
Clene, Inc. (a) (b)	505,031	1,989,822
CRISPR Therapeutics AG (a) (b)	13,179	827,246
CureVac NV (a) (b)	31,153	610,910
Editas Medicine, Inc. (a)	29,499	561,071
Fate Therapeutics, Inc. (a)	19,156	742,678
Gilead Sciences, Inc.	18,126	1,077,591
Grifols SA ADR	220,221	2,572,181
Gritstone bio, Inc. (a) (b)	78,100	321,772
Ideaya Biosciences, Inc. (a)	37,086	414,992
Immatics NV (a) (b)	94,898	758,235
ImmunityBio, Inc. (a)	174,752	980,359
Inovio Pharmaceuticals, Inc. (a) (b)	159,021	570,885
Intellia Therapeutics, Inc. (a)	7,893	573,584
Ionis Pharmaceuticals, Inc. (a)	23,775	880,626
Iovance Biotherapeutics, Inc. (a)	56,700	944,055
Krystal Biotech, Inc. (a)	21,942	1,460,021
Legend Biotech Corp. ADR (a)	19,371	703,942
Ligand Pharmaceuticals, Inc. (a)	5,693	640,406
MeiraGTx Holdings PLC (a)	51,909	718,940
Merus NV (a) (b)	39,655	1,048,478
Moderna, Inc. (a)	5,312	915,045
Natera, Inc. (a)	6,930	281,912
Novavax, Inc. (a)	5,775	425,329
OPKO Health, Inc. (a) (b)	180,539	621,054
Precigen, Inc. (a) (b)	290,670	613,314
Precision BioSciences, Inc. (a)	121,399	373,909
ProQR Therapeutics NV (a) (b)	146,066	132,219
Recursion Pharmaceuticals, Inc. Class A (a)	57,333	410,504
Regeneron Pharmaceuticals, Inc. (a)	1,418	990,360
REGENXBIO, Inc. (a)	35,976	1,194,043
Repare Therapeutics, Inc. (a) (b)	41,957	597,468
Rocket Pharmaceuticals, Inc. (a)	40,816	647,342
Rubius Therapeutics, Inc. (a)	82,079	452,255
Sangamo Therapeutics, Inc. (a)	122,809	713,520
Sarepta Therapeutics, Inc. (a)	13,923	1,087,665
Seagen, Inc. (a)	5,008	721,402
Taysha Gene Therapies, Inc. (a) (b)	79,185	516,286
Twist Bioscience Corp. (a)	9,946	491,134
Ultragenyx Pharmaceutical, Inc. (a)	14,909	1,082,692
uniQure NV (a)	38,989	704,531
Vericel Corp. (a)	25,338	968,418
Vertex Pharmaceuticals, Inc. (a)	4,970	1,297,021
Vir Biotechnology, Inc. (a)	41,012	1,054,829
Xencor, Inc. (a)	32,715	872,836
		47,110,269
Security Description	Shares	Value
BUILDING PRODUCTS — 0.7%
Allegion PLC	14,464	$1,587,858
Carrier Global Corp.	54,329	2,492,071
Griffon Corp.	132,712	2,658,221
Johnson Controls International PLC	38,407	2,518,347
Resideo Technologies, Inc. (a)	105,836	2,522,072
View, Inc. (a) (b)	316,458	582,283
		12,360,852
CAPITAL MARKETS — 0.8%
BlackRock, Inc.	2,785	2,128,213
Charles Schwab Corp.	30,795	2,596,326
Coinbase Global, Inc. Class A (a)	31,064	5,897,811
Open Lending Corp. Class A (a)	130,649	2,470,573
Robinhood Markets, Inc. Class A (a) (b)	77,401	1,045,688
		14,138,611
CHEMICALS — 0.7%
Aspen Aerogels, Inc. (a)	40,002	1,379,269
Cabot Corp.	77,403	5,295,139
Corteva, Inc.	24,278	1,395,500
Huntsman Corp.	116,788	4,380,718
		12,450,626
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Tetra Tech, Inc.	14,112	2,327,633
COMMUNICATIONS EQUIPMENT — 2.6%
CalAmp Corp. (a)	424,531	3,103,322
Cisco Systems, Inc.	262,973	14,663,374
F5, Inc. (a)	22,186	4,635,765
Gilat Satellite Networks, Ltd. (a) (b)	119,152	1,049,729
Ituran Location & Control, Ltd.	122,722	2,825,060
Juniper Networks, Inc.	157,316	5,845,863
NetScout Systems, Inc. (a)	144,220	4,626,578
Nokia Oyj ADR (a)	439,009	2,396,989
Radware, Ltd. (a)	140,708	4,498,435
Viasat, Inc. (a)	90,423	4,412,642
		48,057,757
CONSTRUCTION & ENGINEERING — 1.0%
Arcosa, Inc.	85,954	4,920,866
NV5 Global, Inc. (a)	23,635	3,150,546
ReneSola, Ltd. ADR (a) (b)	1,219,242	7,083,796
Valmont Industries, Inc.	14,711	3,510,045
		18,665,253
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	80,806	3,513,445
FinVolution Group ADR	611,905	2,429,263
Green Dot Corp. Class A (a)	15,756	432,975
LendingClub Corp. (a)	91,055	1,436,848
LexinFintech Holdings, Ltd. ADR (a)	635,701	1,665,537
Lufax Holding, Ltd. ADR (a)	351,418	1,957,398

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Oportun Financial Corp. (a)	75,071	$1,078,019
Qudian, Inc. ADR (a) (b)	910,282	1,074,133
SoFi Technologies, Inc. (a) (b)	134,675	1,272,679
Upstart Holdings, Inc. (a) (b)	15,967	1,741,840
		16,602,137
CONTAINERS & PACKAGING — 0.1%
Ball Corp.	16,624	1,496,160
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc. (b)	312,783	2,374,023
Afya, Ltd. Class A (a) (b)	55,028	792,954
Vivint Smart Home, Inc. (a)	245,207	1,657,599
		4,824,576
DIVERSIFIED FINANCIAL SERVICES — 0.3%
ORIX Corp. ADR	57,327	5,724,101
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
BCE, Inc. (b)	37,102	2,057,677
Consolidated Communications Holdings, Inc. (a)	1,042,087	6,148,314
IDT Corp. Class B (a)	263,668	8,988,442
Iridium Communications, Inc. (a)	75,707	3,052,506
Ooma, Inc. (a)	246,886	3,700,821
		23,947,760
ELECTRIC UTILITIES — 2.1%
ALLETE, Inc.	85,908	5,754,118
Avangrid, Inc. (b)	107,187	5,009,920
Centrais Eletricas Brasileiras SA ADR (b)	899,677	7,116,445
Cia Paranaense de Energia ADR	873,674	6,832,126
Enel Americas SA ADR (b)	1,002,825	5,986,865
Enel Chile SA ADR (b)	799,163	1,262,678
Korea Electric Power Corp. ADR (a) (b)	187,986	1,750,150
NextEra Energy, Inc.	61,564	5,215,086
		38,927,388
ELECTRICAL EQUIPMENT — 5.3%
ABB, Ltd. ADR (b)	446,332	14,434,377
Acuity Brands, Inc.	13,460	2,547,978
Advent Technologies Holdings, Inc. (a) (b)	651,075	1,510,494
American Superconductor Corp. (a)	340,808	2,593,549
AMETEK, Inc.	29,022	3,865,150
Array Technologies, Inc. (a)	196,583	2,215,490
Ballard Power Systems, Inc. (a) (b)	411,777	4,793,084
Beam Global (a) (b)	98,247	2,009,151
BitNile Holdings, Inc. (a) (b)	691,433	582,947
Blink Charging Co. (a) (b)	399,550	10,572,093
Bloom Energy Corp. Class A (a) (b)	130,526	3,152,203
CBAK Energy Technology, Inc. (a) (b)	879,843	1,126,199
Security Description	Shares	Value
ChargePoint Holdings, Inc. (a) (b)	167,757	$3,335,009
Emerson Electric Co.	82,769	8,115,501
Eos Energy Enterprises, Inc. (a) (b)	498,373	2,083,199
FTC Solar, Inc. (a) (b)	490,965	2,420,458
FuelCell Energy, Inc. (a) (b)	523,230	3,013,805
Hubbell, Inc.	12,329	2,265,700
Nuvve Holding Corp. (a) (b)	150,253	1,185,496
Ocean Power Technologies, Inc. (a) (b)	2,538,574	3,579,389
Plug Power, Inc. (a) (b)	169,944	4,862,098
Rockwell Automation, Inc.	23,899	6,692,437
Romeo Power, Inc. (a) (b)	448,674	668,524
Sensata Technologies Holding PLC (a)	26,862	1,365,933
Shoals Technologies Group, Inc. Class A (a)	149,606	2,549,286
Stem, Inc. (a) (b)	145,577	1,602,803
Sunrun, Inc. (a)	87,599	2,660,382
TPI Composites, Inc. (a) (b)	230,307	3,238,116
		99,040,851
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.8%
908 Devices, Inc. (a)	148,836	2,829,372
Aeva Technologies, Inc. (a) (b)	717,745	3,107,836
Amphenol Corp. Class A	18,802	1,416,731
Badger Meter, Inc.	35,799	3,569,518
Cognex Corp.	87,607	6,758,880
FARO Technologies, Inc. (a)	61,789	3,208,085
Hollysys Automation Technologies, Ltd. (b)	340,878	5,443,822
II-VI, Inc. (a) (b)	21,706	1,573,468
Innoviz Technologies, Ltd. (a) (b)	1,229,259	4,449,918
IPG Photonics Corp. (a)	15,706	1,723,891
Itron, Inc. (a)	48,494	2,554,664
Luna Innovations, Inc. (a)	164,112	1,265,304
MicroVision, Inc. (a) (b)	764,866	3,571,924
OSI Systems, Inc. (a)	67,095	5,711,126
Ouster, Inc. (a) (b)	1,790,119	8,055,535
Sanmina Corp. (a)	161,467	6,526,496
Soluna Holdings, Inc. (a) (b)	149,296	1,643,749
TE Connectivity, Ltd.	12,334	1,615,507
Teledyne Technologies, Inc. (a)	46,099	21,787,770
Trimble, Inc. (a)	112,421	8,110,051
TTM Technologies, Inc. (a)	106,306	1,575,455
Velodyne Lidar, Inc. (a)	897,930	2,298,701
Vontier Corp.	302,137	7,671,258
Wrap Technologies, Inc. (a) (b)	287,254	775,586
Zepp Health Corp. ADR (b)	158,759	457,226
		107,701,873
ENERGY EQUIPMENT & SERVICES — 0.2%
Oceaneering International, Inc. (a)	205,643	3,117,548

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TechnipFMC PLC (a)	129,939	$1,007,027
		4,124,575
ENTERTAINMENT — 0.5%
Activision Blizzard, Inc.	11,529	923,588
Bilibili, Inc. ADR (a) (b)	13,412	343,079
DouYu International Holdings, Ltd. ADR (a) (b)	303,217	630,691
Electronic Arts, Inc.	5,754	727,939
Gravity Co., Ltd. ADR (a)	5,971	302,252
iQIYI, Inc. ADR (a) (b)	85,413	387,775
NetEase, Inc. ADR	14,489	1,299,518
ROBLOX Corp. Class A (a) (b)	12,175	562,972
Sea, Ltd. ADR (a)	4,473	535,821
Skillz, Inc. (a) (b)	58,263	174,789
Tencent Music Entertainment Group ADR (a)	124,174	604,727
The9, Ltd. ADR (a)	587,212	1,749,892
Zynga, Inc. Class A (a)	147,332	1,361,348
		9,604,391
GAS UTILITIES — 0.3%
New Jersey Resources Corp.	138,426	6,348,216
HEALTH CARE EQUIPMENT & SUPPLIES — 5.7%
Abbott Laboratories	43,221	5,115,638
Accelerate Diagnostics, Inc. (a) (b)	466,216	671,351
Accuray, Inc. (a) (b)	699,494	2,315,325
AngioDynamics, Inc. (a)	155,594	3,351,495
Asensus Surgical, Inc. (a) (b)	2,364,149	1,481,849
Boston Scientific Corp. (a)	126,449	5,600,426
Brainsway, Ltd. ADR (a) (b)	162,609	1,416,324
Butterfly Network, Inc. (a)	126,305	601,212
Conformis, Inc. (a)	2,751,437	1,716,346
CONMED Corp.	17,349	2,577,194
CVRx, Inc. (a)	134,977	808,512
DarioHealth Corp. (a) (b)	76,702	447,940
DexCom, Inc. (a)	15,854	8,110,906
Globus Medical, Inc. Class A (a)	56,698	4,183,178
Intuitive Surgical, Inc. (a)	13,513	4,076,602
iRhythm Technologies, Inc. (a)	104,281	16,421,129
Koninklijke Philips NV	133,783	4,084,395
Masimo Corp. (a)	38,454	5,596,595
Medtronic PLC	73,126	8,113,330
Penumbra, Inc. (a)	17,798	3,953,470
ResMed, Inc.	4,641	1,125,489
Sight Sciences, Inc. (a)	345,053	3,988,813
SmileDirectClub, Inc. (a) (b)	315,783	817,878
Smith & Nephew PLC ADR (b)	231,310	7,378,789
Stereotaxis, Inc. (a)	326,674	1,218,494
Stryker Corp.	15,738	4,207,554
Surgalign Holdings, Inc. (a)	5,687,411	1,730,679
Vapotherm, Inc. (a) (b)	41,410	575,599
Varex Imaging Corp. (a)	230,271	4,902,470
		106,588,982
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.7%
1Life Healthcare, Inc. (a) (b)	54,237	$600,946
CorVel Corp. (a)	4,024	677,803
HealthEquity, Inc. (a)	51,266	3,457,379
Hims & Hers Health, Inc. (a) (b)	154,161	821,678
McKesson Corp.	11,619	3,556,924
MEDNAX, Inc. (a)	28,925	679,159
Premier, Inc. Class A	19,605	697,742
Privia Health Group, Inc. (a)	37,916	1,013,495
Quest Diagnostics, Inc.	5,282	722,895
Talkspace, Inc. (a) (b)	543,303	945,347
		13,173,368
HEALTH CARE TECHNOLOGY — 1.2%
Allscripts Healthcare Solutions, Inc. (a)	45,080	1,015,202
American Well Corp. Class A (a) (b)	151,317	637,045
Cerner Corp.	10,283	962,077
Change Healthcare, Inc. (a)	59,989	1,307,760
Evolent Health, Inc. Class A (a)	25,085	810,245
GoodRx Holdings, Inc. Class A (a) (b)	28,719	555,138
Health Catalyst, Inc. (a)	25,077	655,262
NextGen Healthcare, Inc. (a)	46,133	964,641
Omnicell, Inc. (a)	29,614	3,834,717
OptimizeRx Corp. (a)	16,946	639,034
Sharecare, Inc. (a)	200,289	494,714
Simulations Plus, Inc. (b)	169,952	8,664,153
Tabula Rasa HealthCare, Inc. (a)	91,631	527,795
Teladoc Health, Inc. (a) (b)	9,373	676,074
UpHealth, Inc. (a) (b)	351,006	414,187
		22,158,044
HOUSEHOLD DURABLES — 1.4%
Garmin, Ltd.	74,014	8,778,800
iRobot Corp. (a)	46,760	2,964,584
Snap One Holdings Corp. (a) (b)	116,717	1,721,576
Sony Group Corp. ADR (b)	6,379	655,187
Universal Electronics, Inc. (a)	29,901	934,107
Vuzix Corp. (a) (b)	1,676,866	11,067,316
		26,121,570
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.0%
AES Corp.	215,920	5,555,622
Atlantica Sustainable Infrastructure PLC (b)	233,721	8,196,595
Azure Power Global, Ltd. (a) (b)	365,086	6,075,031
Montauk Renewables, Inc. (a)	177,891	1,992,379
Ormat Technologies, Inc. (b)	132,772	10,864,733
Sunnova Energy International, Inc. (a)	130,867	3,017,793
TransAlta Corp.	135,801	1,406,898
		37,109,051

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.7%
General Electric Co.	48,397	$4,428,326
Honeywell International, Inc.	35,330	6,874,511
Roper Technologies, Inc.	5,270	2,488,652
		13,791,489
INSURANCE — 0.7%
Allstate Corp.	22,755	3,151,795
Bright Health Group, Inc. (a) (b)	175,094	337,931
Mercury General Corp.	48,848	2,686,640
MetroMile, Inc. (a)	1,347,059	1,778,118
Oscar Health, Inc. Class A (a) (b)	104,700	1,043,859
Progressive Corp.	28,757	3,278,011
Prudential PLC ADR (b)	19,565	578,733
		12,855,087
INTERACTIVE MEDIA & SERVICES — 1.6%
Alphabet, Inc. Class C (a)	3,531	9,862,048
Baidu, Inc. ADR (a)	40,018	5,294,381
Bumble, Inc. Class A (a)	18,130	525,407
Hello Group, Inc. ADR	76,510	442,228
JOYY, Inc. ADR	18,788	690,083
Match Group, Inc. (a)	6,614	719,206
Meta Platforms, Inc. Class A (a)	26,535	5,900,323
Snap, Inc. Class A (a)	102,180	3,677,458
Sohu.com, Ltd. ADR (a)	34,620	582,308
Twitter, Inc. (a)	18,979	734,298
Vimeo, Inc. (a)	44,033	523,112
Weibo Corp. ADR (a)	25,155	616,549
Yandex NV Class A (a) (c)	180,377	—
Yelp, Inc. (a)	25,623	874,001
		30,441,402
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Alibaba Group Holding, Ltd. ADR (a)	51,755	5,630,944
Jumia Technologies AG ADR (a)	37,327	357,593
MercadoLibre, Inc. (a)	403	479,360
Overstock.com, Inc. (a) (b)	63,002	2,772,403
		9,240,300
IT SERVICES — 2.2%
Akamai Technologies, Inc. (a)	45,875	5,477,016
Block, Inc. (a)	2,895	392,562
Cloudflare, Inc. Class A (a)	25,127	3,007,702
Evo Payments, Inc. Class A (a)	21,184	489,139
ExlService Holdings, Inc. (a)	5,799	830,823
Fidelity National Information Services, Inc.	6,231	625,717
Fiserv, Inc. (a)	6,766	686,072
Flywire Corp. (a)	15,336	468,975
GreenBox POS (a) (b)	522,416	2,204,596
I3 Verticals, Inc. Class A (a)	27,386	762,974
Limelight Networks, Inc. (a)	1,411,700	7,369,074
Marqeta, Inc. Class A (a)	27,696	305,764
Mastercard, Inc. Class A	8,383	2,995,917
Security Description	Shares	Value
Pagseguro Digital, Ltd. Class A (a) (b)	92,443	$1,853,482
Paya Holdings, Inc. (a)	82,419	482,975
Paymentus Holdings, Inc. Class A (a)	20,866	439,855
Payoneer Global, Inc. (a)	56,702	252,891
PayPal Holdings, Inc. (a)	3,300	381,645
Paysafe, Ltd. (a)	949,439	3,218,598
QIWI PLC ADR (b) (c)	80,186	—
Repay Holdings Corp. (a) (b)	32,771	484,028
Shift4 Payments, Inc. Class A (a) (b)	10,180	630,447
Shopify, Inc. Class A (a)	370	250,105
Twilio, Inc. Class A (a)	41,110	6,775,339
Visa, Inc. Class A	3,280	727,406
		41,113,102
LIFE SCIENCES TOOLS & SERVICES — 3.1%
AbCellera Biologics, Inc. (a) (b)	56,346	549,374
Agilent Technologies, Inc.	15,936	2,108,811
Azenta, Inc.	42,327	3,508,062
Berkeley Lights, Inc. (a) (b)	49,766	353,836
Bionano Genomics, Inc. (a) (b)	1,844,835	4,759,674
Bio-Techne Corp.	1,785	772,976
Bruker Corp.	255,378	16,420,805
Charles River Laboratories International, Inc. (a)	9,129	2,592,362
Codexis, Inc. (a)	31,541	650,375
Danaher Corp.	14,527	4,261,205
Inotiv, Inc. (a) (b)	40,853	1,069,532
Maravai LifeSciences Holdings, Inc. Class A (a)	31,919	1,125,783
Mettler-Toledo International, Inc. (a)	1,698	2,331,677
Pacific Biosciences of California, Inc. (a) (b)	317,560	2,889,796
PerkinElmer, Inc.	13,908	2,426,390
Rapid Micro Biosystems, Inc. Class A (a) (b)	234,754	1,593,980
Seer, Inc. (a) (b)	286,156	4,361,017
Thermo Fisher Scientific, Inc.	8,695	5,135,702
		56,911,357
MACHINERY — 4.0%
AgEagle Aerial Systems, Inc. (a) (b)	520,906	619,878
Allison Transmission Holdings, Inc.	68,170	2,676,354
Barnes Group, Inc.	94,029	3,779,026
Blue Bird Corp. (a)	78,691	1,480,965
Cummins, Inc.	9,817	2,013,565
Desktop Metal, Inc. Class A (a) (b)	394,101	1,868,039
Dover Corp.	44,357	6,959,613
Energy Recovery, Inc. (a)	181,647	3,658,371
ESCO Technologies, Inc.	16,950	1,185,144
Evoqua Water Technologies Corp. (a)	91,020	4,276,120

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Fortive Corp.	19,188	$1,169,125
GreenPower Motor Co., Inc. (a)	102,499	702,118
Hyliion Holdings Corp. (a) (b)	256,273	1,135,289
Hyster-Yale Materials Handling, Inc.	145,569	4,834,346
Hyzon Motors, Inc. (a) (b)	346,089	2,211,509
Ideanomics, Inc. (a) (b)	1,084,661	1,214,820
John Bean Technologies Corp.	24,607	2,915,191
Lightning eMotors, Inc. (a) (b)	250,455	1,427,593
Lincoln Electric Holdings, Inc.	29,492	4,064,293
Luxfer Holdings PLC	74,034	1,243,771
Markforged Holding Corp. (a)	440,549	1,757,791
Meritor, Inc. (a)	64,135	2,281,282
Mueller Water Products, Inc. Class A	150,200	1,940,584
Nikola Corp. (a) (b)	138,258	1,480,743
PACCAR, Inc.	18,033	1,588,166
Pentair PLC	52,323	2,836,430
Proterra, Inc. (a) (b)	499,666	3,757,488
Proto Labs, Inc. (a)	51,718	2,735,882
SPX Corp. (a)	40,526	2,002,390
Standex International Corp.	12,918	1,290,767
Xylem, Inc.	29,575	2,521,564
		73,628,217
METALS & MINING — 0.6%
Allegheny Technologies, Inc. (a)	127,645	3,425,992
ArcelorMittal SA (b)	47,293	1,513,849
Carpenter Technology Corp.	92,031	3,863,461
Kaiser Aluminum Corp.	20,589	1,938,660
		10,741,962
MULTI-UTILITIES — 0.8%
Algonquin Power & Utilities Corp. (b)	377,323	5,856,053
Consolidated Edison, Inc.	70,354	6,661,117
National Grid PLC ADR	38,981	2,996,469
		15,513,639
OIL, GAS & CONSUMABLE FUELS — 0.7%
Enbridge, Inc. (b)	133,832	6,168,317
Shell PLC ADR	56,575	3,107,665
Suncor Energy, Inc.	95,352	3,107,522
Ultrapar Participacoes SA ADR (b)	269,872	817,713
		13,201,217
PHARMACEUTICALS — 0.4%
ATAI Life Sciences NV (a)	66,986	340,959
Bristol-Myers Squibb Co.	15,335	1,119,915
Catalent, Inc. (a)	9,328	1,034,475
Fulcrum Therapeutics, Inc. (a) (b)	64,037	1,514,475
Novartis AG ADR	11,126	976,306
Novo Nordisk A/S ADR	11,196	1,243,316
Pacira BioSciences, Inc. (a)	14,778	1,127,857
Sanofi ADR	18,156	932,129
		8,289,432
Security Description	Shares	Value
PROFESSIONAL SERVICES — 2.3%
ASGN, Inc. (a)	38,337	$4,474,311
Jacobs Engineering Group, Inc.	81,827	11,276,579
KBR, Inc.	33,860	1,853,158
Leidos Holdings, Inc.	147,228	15,903,569
ManTech International Corp. Class A	61,138	5,269,484
Science Applications International Corp.	17,059	1,572,328
SOS, Ltd. (a) (b)	4,980,160	2,672,354
		43,021,783
ROAD & RAIL — 1.6%
Avis Budget Group, Inc. (a)	39,698	10,452,483
HyreCar, Inc. (a) (b)	1,349,958	3,212,900
Lyft, Inc. Class A (a)	195,488	7,506,739
TuSimple Holdings, Inc. Class A (a)	152,984	1,866,405
Uber Technologies, Inc. (a)	209,495	7,474,782
		30,513,309
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.3%
Advanced Micro Devices, Inc. (a)	32,615	3,566,124
Allegro MicroSystems, Inc. (a)	335,899	9,539,532
Ambarella, Inc. (a)	81,200	8,519,504
Analog Devices, Inc.	8,140	1,344,565
Applied Materials, Inc.	23,163	3,052,883
Broadcom, Inc.	8,754	5,512,219
Canadian Solar, Inc. (a) (b)	126,270	4,464,907
CyberOptics Corp. (a)	35,437	1,438,033
Daqo New Energy Corp. ADR (a)	70,084	2,895,871
eMagin Corp. (a) (b)	623,791	711,122
Enphase Energy, Inc. (a)	19,491	3,932,894
First Solar, Inc. (a)	48,456	4,057,705
Himax Technologies, Inc. ADR (b)	774,013	8,405,781
indie Semiconductor, Inc. Class A (a) (b)	430,907	3,365,384
Intel Corp.	84,324	4,179,097
JinkoSolar Holding Co., Ltd. ADR (a) (b)	79,758	3,851,514
KLA Corp.	22,523	8,244,769
Kopin Corp. (a)	1,420,352	3,593,491
Maxeon Solar Technologies, Ltd. (a) (b)	275,316	3,986,576
Micron Technology, Inc.	62,859	4,896,088
NeoPhotonics Corp. (a)	303,142	4,610,790
NVE Corp.	35,122	1,913,095
NVIDIA Corp.	40,478	11,044,827
NXP Semiconductors NV	22,462	4,157,267
ON Semiconductor Corp. (a)	204,458	12,801,115
Qorvo, Inc. (a)	17,445	2,164,925
QUALCOMM, Inc.	43,500	6,647,779
Silicon Laboratories, Inc. (a)	13,503	2,028,151

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SolarEdge Technologies, Inc. (a)	17,897	$5,769,456
STMicroelectronics NV	228,761	9,887,050
SunPower Corp. (a)	171,900	3,692,412
Synaptics, Inc. (a)	17,981	3,587,210
Teradyne, Inc.	26,974	3,189,136
Texas Instruments, Inc.	8,642	1,585,634
Tower Semiconductor, Ltd. (a) (b)	142,676	6,905,518
Ultra Clean Holdings, Inc. (a)	67,598	2,865,479
		172,407,903
SOFTWARE — 15.6%
8x8, Inc. (a)	605,284	7,620,526
A10 Networks, Inc.	298,955	4,170,422
ACI Worldwide, Inc. (a)	18,861	593,933
Adobe, Inc. (a)	14,202	6,470,715
Agilysys, Inc. (a)	9,953	396,926
Alarm.com Holdings, Inc. (a)	31,689	2,106,051
Alteryx, Inc. Class A (a)	117,273	8,388,538
ANSYS, Inc. (a)	15,586	4,950,893
Asana, Inc. Class A (a) (b)	90,722	3,626,158
Aspen Technology, Inc. (a)	52,516	8,684,571
Atlassian Corp. PLC Class A (a)	28,683	8,427,926
Autodesk, Inc. (a)	30,639	6,567,470
Avaya Holdings Corp. (a)	613,008	7,766,811
Bit Digital, Inc. (a) (b)	702,609	2,529,392
BIT Mining, Ltd. ADR (a) (b)	950,440	2,651,728
Blackbaud, Inc. (a)	46,058	2,757,492
BlackBerry, Ltd. (a)	445,182	3,321,058
Box, Inc. Class A (a)	524,415	15,239,500
C3.ai, Inc. Class A (a) (b)	92,865	2,108,036
Check Point Software Technologies, Ltd. (a)	43,097	5,958,591
Cognyte Software, Ltd. (a)	242,355	2,741,035
Crowdstrike Holdings, Inc. Class A (a)	17,080	3,878,526
CyberArk Software, Ltd. (a)	24,463	4,128,131
Dropbox, Inc. Class A (a)	447,099	10,395,052
Fortinet, Inc. (a)	14,046	4,800,080
Latch, Inc. (a) (b)	267,078	1,140,423
Mandiant, Inc. (a)	267,810	5,974,841
Marathon Digital Holdings, Inc. (a) (b)	117,760	3,291,392
Materialise NV ADR (a) (b)	114,220	2,210,157
Mawson Infrastructure Group, Inc. (a) (b)	156,852	801,514
Microsoft Corp.	45,885	14,146,804
Mimecast, Ltd. (a)	59,613	4,742,810
OneConnect Financial Technology Co., Ltd. (a)	2,101,015	2,962,431
OneSpan, Inc. (a)	232,470	3,356,867
Palo Alto Networks, Inc. (a) (b)	10,084	6,277,391
PTC, Inc. (a)	131,985	14,217,424
Q2 Holdings, Inc. (a)	4,887	301,284
Qualys, Inc. (a)	35,663	5,078,768
Rapid7, Inc. (a) (b)	35,726	3,974,160
Security Description	Shares	Value
Rekor Systems, Inc. (a) (b)	267,037	$1,217,689
RingCentral, Inc. Class A (a)	53,486	6,269,094
Riot Blockchain, Inc. (a) (b)	197,069	4,171,951
salesforce.com, Inc. (a)	44,906	9,534,442
SAP SE ADR	33,628	3,731,363
SentinelOne, Inc. Class A (a) (b)	69,664	2,698,783
Stronghold Digital Mining, Inc. Class A (a)	291,486	1,705,193
Telos Corp. (a)	409,904	4,086,743
Tenable Holdings, Inc. (a)	86,299	4,987,219
UiPath, Inc. Class A (a)	84,347	1,821,052
Unity Software, Inc. (a)	24,082	2,389,175
Varonis Systems, Inc. (a)	72,941	3,467,615
Veritone, Inc. (a) (b)	73,144	1,337,072
VMware, Inc. Class A	40,937	4,661,496
Vonage Holdings Corp. (a)	857,116	17,390,884
Workiva, Inc. (a) (b)	81,188	9,580,184
Xperi Holding Corp.	222,116	3,847,049
Zoom Video Communications, Inc. Class A (a)	47,735	5,595,974
Zscaler, Inc. (a)	15,355	3,704,854
		290,953,659
SPECIALTY RETAIL — 0.3%
EVgo, Inc. (a) (b)	372,403	4,789,103
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
3D Systems Corp. (a)	659,833	11,006,014
Apple, Inc.	69,501	12,135,570
Canaan, Inc. (a) (b)	689,220	3,742,465
Eastman Kodak Co. (a) (b)	306,738	2,009,134
Ebang International Holdings, Inc. Class A (a) (b)	4,767,351	5,530,127
HP, Inc.	98,228	3,565,676
Immersion Corp. (a)	607,326	3,376,733
Logitech International SA (b)	22,576	1,665,657
Nano Dimension, Ltd. ADR (a) (b)	2,257,908	8,038,152
Stratasys, Ltd. (a)	220,350	5,594,687
Xerox Holdings Corp.	251,296	5,068,640
		61,732,855
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Fossil Group, Inc. (a)	444,782	4,287,699
THRIFTS & MORTGAGE FINANCE — 0.3%
loanDepot, Inc. Class A (b)	584,185	2,424,368
Rocket Cos., Inc. Class A (b)	251,888	2,800,994
		5,225,362
TOBACCO — 0.0% (d)
22nd Century Group, Inc. (a) (b)	401,092	930,533
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	38,591	3,961,752
Core & Main, Inc. Class A (a)	89,548	2,166,166
		6,127,918

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Rogers Communications, Inc. Class B (b)	39,767	$2,256,777
SK Telelcom Co., Ltd. ADR	9,825	251,815
Turkcell Iletisim Hizmetleri A/S ADR (b)	621,024	2,415,783
Vodafone Group PLC ADR	476,963	7,927,125
		12,851,500
TOTAL COMMON STOCKS (Cost $2,152,483,703)		1,866,972,138
SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e) (f)	978,581	978,483
State Street Navigator Securities Lending Portfolio II (g) (h)	188,254,874	188,254,874
TOTAL SHORT-TERM INVESTMENTS (Cost $189,233,256)		189,233,357
TOTAL INVESTMENTS — 110.4% (Cost $2,341,716,959)		2,056,205,495
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.4)%		(193,459,427)
NET ASSETS — 100.0%		$1,862,746,068

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,850,067,753	$16,904,385	$0(a)	$1,866,972,138
Short-Term Investments	189,233,357	—	—	189,233,357
TOTAL INVESTMENTS	$2,039,301,110	$16,904,385	$0	$2,056,205,495
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,278,253	$1,278,637	$48,787,316	$49,086,056	$(1,515)	$101	978,581	$978,483	$828
State Street Navigator Securities Lending Portfolio II	183,542,647	183,542,647	564,945,822	560,233,595	—	—	188,254,874	188,254,874	5,984,976
Total		$184,821,284	$613,733,138	$609,319,651	$(1,515)	$101		$189,233,357	$5,985,804
See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 101.7%
AEROSPACE & DEFENSE — 4.4%
HEICO Corp.	10,372	$1,592,517
Huntington Ingalls Industries, Inc.	8,134	1,622,245
Textron, Inc.	27,248	2,026,706
		5,241,468
AIRLINES — 1.7%
Blade Air Mobility, Inc. (a)	229,949	1,952,267
AUTO COMPONENTS — 17.0%
American Axle & Manufacturing Holdings, Inc. (a)	207,885	1,613,188
Aptiv PLC (a)	12,042	1,441,548
BorgWarner, Inc.	44,296	1,723,114
Dana, Inc.	87,973	1,545,686
Foresight Autonomous Holdings, Ltd. ADR (a) (b)	871,334	967,181
Garrett Motion, Inc. (a)	100,563	723,048
Gentherm, Inc. (a)	23,850	1,742,004
Kandi Technologies Group, Inc. (a) (b)	484,425	1,550,160
Lear Corp.	10,897	1,553,803
Luminar Technologies, Inc. (a) (b)	126,718	1,980,602
Modine Manufacturing Co. (a)	135,331	1,219,332
Veoneer, Inc. (a)	57,782	2,135,045
Visteon Corp. (a)	17,492	1,908,902
		20,103,613
AUTOMOBILES — 19.6%
ElectraMeccanica Vehicles Corp. (a) (b)	713,616	1,548,547
Electric Last Mile Solutions, Inc. (a) (b)	239,744	342,834
Fisker, Inc. (a) (b)	108,478	1,399,366
Ford Motor Co.	103,346	1,747,581
General Motors Co. (a)	33,677	1,473,032
Honda Motor Co., Ltd. ADR (b)	71,996	2,034,607
Li Auto, Inc. ADR (a)	64,571	1,666,577
Lordstown Motors Corp. Class A (a)	456,176	1,555,560
NIO, Inc. ADR (a)	58,374	1,228,773
Niu Technologies ADR (a)	101,063	976,269
Stellantis NV	79,559	1,294,425
Tata Motors, Ltd. ADR (a) (b)	46,297	1,294,001
Tesla, Inc. (a)	1,912	2,060,371
Toyota Motor Corp. ADR (b)	8,285	1,493,371
Workhorse Group, Inc. (a) (b)	370,160	1,850,800
XPeng, Inc. ADR (a)	42,583	1,174,865
		23,140,979
CHEMICALS — 1.0%
Aspen Aerogels, Inc. (a)	35,600	1,227,488
COMMUNICATIONS EQUIPMENT — 2.0%
CalAmp Corp. (a)	52,172	381,377
Gilat Satellite Networks, Ltd. (a)	179,265	1,579,325
Security Description	Shares	Value
Ituran Location & Control, Ltd.	16,469	$379,116
		2,339,818
DIVERSIFIED FINANCIAL SERVICES — 0.7%
ORIX Corp. ADR	7,743	773,139
ELECTRICAL EQUIPMENT — 6.0%
Advent Technologies Holdings, Inc. (a) (b)	126,098	292,547
Ballard Power Systems, Inc. (a) (b)	141,070	1,642,055
Blink Charging Co. (a) (b)	59,531	1,575,190
Plug Power, Inc. (a) (b)	55,949	1,600,701
Romeo Power, Inc. (a) (b)	491,485	732,313
Sensata Technologies Holding PLC (a)	25,132	1,277,962
		7,120,768
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.9%
Aeva Technologies, Inc. (a)	210,928	913,318
Innoviz Technologies, Ltd. (a)	317,008	1,147,569
Ouster, Inc. (a)	314,157	1,413,706
Sanmina Corp. (a)	38,785	1,567,690
Trimble, Inc. (a)	23,136	1,669,031
Velodyne Lidar, Inc. (a)	370,843	949,358
Vontier Corp.	64,159	1,628,997
		9,289,669
INTERACTIVE MEDIA & SERVICES — 1.1%
Baidu, Inc. ADR (a)	10,109	1,337,421
Yandex NV Class A (a) (c)	31,237	—
		1,337,421
MACHINERY — 16.8%
AgEagle Aerial Systems, Inc. (a) (b)	898,263	1,068,933
Allison Transmission Holdings, Inc.	56,660	2,224,471
Blue Bird Corp. (a)	34,201	643,663
Cummins, Inc.	9,260	1,899,319
GreenPower Motor Co., Inc. (a)	45,007	308,298
Hyliion Holdings Corp. (a) (b)	310,847	1,377,052
Hyster-Yale Materials Handling, Inc.	31,293	1,039,240
Hyzon Motors, Inc. (a) (b)	290,146	1,854,033
Lightning eMotors, Inc. (a)	309,971	1,766,835
Luxfer Holdings PLC	34,422	578,290
Meritor, Inc. (a)	57,138	2,032,399
Nikola Corp. (a) (b)	197,089	2,110,823
PACCAR, Inc.	16,978	1,495,252
Proterra, Inc. (a) (b)	197,467	1,484,952
		19,883,560
METALS & MINING — 1.4%
ArcelorMittal SA	50,594	1,619,514
ROAD & RAIL — 5.5%
Avis Budget Group, Inc. (a)	8,294	2,183,810
Lyft, Inc. Class A (a)	48,348	1,856,563

See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TuSimple Holdings, Inc. Class A (a)	51,148	$624,006
Uber Technologies, Inc. (a)	52,754	1,882,263
		6,546,642
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.1%
Allegro MicroSystems, Inc. (a)	58,541	1,662,564
Ambarella, Inc. (a)	9,437	990,130
indie Semiconductor, Inc. Class A (a) (b)	137,128	1,070,970
Intel Corp.	28,972	1,435,852
NVIDIA Corp.	4,736	1,292,265
NXP Semiconductors NV	6,581	1,218,012
ON Semiconductor Corp. (a)	23,336	1,461,067
QUALCOMM, Inc.	14,000	2,139,515
SolarEdge Technologies, Inc. (a)	4,548	1,466,139
STMicroelectronics NV	30,650	1,324,693
Texas Instruments, Inc.	7,655	1,404,539
		15,465,746
SOFTWARE — 2.1%
ANSYS, Inc. (a)	3,698	1,174,670
Xperi Holding Corp.	75,453	1,306,846
		2,481,516
WIRELESS TELECOMMUNICATION SERVICES — 1.4%
Vodafone Group PLC ADR	99,714	1,657,247
TOTAL COMMON STOCKS (Cost $164,974,353)		120,180,855
SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	41,225	41,221
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	11,985,890	$11,985,890
TOTAL SHORT-TERM INVESTMENTS (Cost $12,027,107)		12,027,111
TOTAL INVESTMENTS — 111.9% (Cost $177,001,460)		132,207,966
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.9)%		(14,095,826)
NET ASSETS — 100.0%		$118,112,140
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$120,180,855	$—	$0(a)	$120,180,855
Short-Term Investments	12,027,111	—	—	12,027,111
TOTAL INVESTMENTS	$132,207,966	$—	$0	$132,207,966
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.
See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,914	$16,919	$2,286,298	$2,261,933	$(67)	$4	41,225	$41,221	$75
State Street Navigator Securities Lending Portfolio II	31,673,974	31,673,974	116,776,024	136,464,108	—	—	11,985,890	11,985,890	555,293
Total		$31,690,893	$119,062,322	$138,726,041	$(67)	$4		$12,027,111	$555,368
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
Boeing Co. (a)	2,302	$440,833
General Dynamics Corp.	3,484	840,271
HEICO Corp.	270	41,456
HEICO Corp. Class A	486	61,639
Howmet Aerospace, Inc.	3,052	109,689
Huntington Ingalls Industries, Inc.	1,996	398,082
L3Harris Technologies, Inc.	2,166	538,186
Lockheed Martin Corp.	13,299	5,870,179
Northrop Grumman Corp.	2,652	1,186,027
Raytheon Technologies Corp.	20,295	2,010,626
Textron, Inc.	3,422	254,528
TransDigm Group, Inc. (a)	179	116,626
		11,868,142
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	25,625	2,760,069
Expeditors International of Washington, Inc.	32,221	3,323,918
FedEx Corp.	4,538	1,050,048
United Parcel Service, Inc. Class B	7,847	1,682,868
		8,816,903
AIRLINES — 0.0% (b)
Delta Air Lines, Inc. (a)	1,646	65,132
Southwest Airlines Co. (a)	1,145	52,441
		117,573
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	1,970	235,829
BorgWarner, Inc.	4,448	173,027
Lear Corp.	1,452	207,041
		615,897
AUTOMOBILES — 0.4%
Ford Motor Co.	101,036	1,708,519
General Motors Co. (a)	41,349	1,808,605
Rivian Automotive, Inc. Class A (a)	1,448	72,747
Tesla, Inc. (a)	378	407,333
		3,997,204
BANKS — 3.6%
Bank of America Corp.	164,198	6,768,242
Citigroup, Inc.	84,322	4,502,795
Citizens Financial Group, Inc.	11,650	528,094
Fifth Third Bancorp	15,624	672,457
First Citizens BancShares, Inc. Class A	261	173,722
First Republic Bank	1,728	280,109
Huntington Bancshares, Inc.	32,697	478,030
JPMorgan Chase & Co.	56,891	7,755,381
KeyCorp.	22,066	493,837
M&T Bank Corp.	3,359	569,350
PNC Financial Services Group, Inc.	7,748	1,429,119
Regions Financial Corp.	21,210	472,135
Signature Bank	643	188,714
SVB Financial Group (a)	2,003	1,120,578
Security Description	Shares	Value
Truist Financial Corp.	30,246	$1,714,948
US Bancorp	28,314	1,504,889
Webster Financial Corp.	4,195	235,423
Wells Fargo & Co.	113,347	5,492,796
		34,380,619
BEVERAGES — 1.1%
Brown-Forman Corp. Class B	9,075	608,206
Coca-Cola Co.	23,755	1,472,810
Constellation Brands, Inc. Class A	1,579	363,675
Keurig Dr. Pepper, Inc.	6,295	238,581
Molson Coors Beverage Co. Class B	5,938	316,970
Monster Beverage Corp. (a)	13,679	1,092,952
PepsiCo, Inc.	38,820	6,497,692
		10,590,886
BIOTECHNOLOGY — 3.8%
AbbVie, Inc.	11,781	1,909,818
Alnylam Pharmaceuticals, Inc. (a)	57	9,307
Amgen, Inc.	28,702	6,940,718
Biogen, Inc. (a)	6,780	1,427,868
BioMarin Pharmaceutical, Inc. (a)	14,358	1,107,002
Exact Sciences Corp. (a)	378	26,430
Gilead Sciences, Inc.	75,519	4,489,604
Horizon Therapeutics Plc (a)	11,255	1,184,139
Incyte Corp. (a)	18,070	1,435,119
Moderna, Inc. (a)	12,620	2,173,921
Neurocrine Biosciences, Inc. (a)	6,532	612,375
Novavax, Inc. (a)	43	3,167
Regeneron Pharmaceuticals, Inc. (a)	11,495	8,028,338
Seagen, Inc. (a)	10,892	1,568,993
Vertex Pharmaceuticals, Inc. (a)	20,770	5,420,347
		36,337,146
BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	5,172	330,439
Allegion PLC	3,409	374,240
Carrier Global Corp.	5,325	244,258
Fortune Brands Home & Security, Inc.	1,105	82,079
Johnson Controls International PLC	7,534	494,004
Lennox International, Inc.	181	46,673
Masco Corp.	2,107	107,457
Owens Corning	1,420	129,930
Trane Technologies PLC	1,692	258,369
		2,067,449
CAPITAL MARKETS — 2.9%
Ameriprise Financial, Inc.	1,127	338,506
Bank of New York Mellon Corp.	16,334	810,656
BlackRock, Inc.	5,095	3,893,446
Blackstone, Inc.	23,929	3,037,547
Carlyle Group, Inc.	776	37,954
Cboe Global Markets, Inc.	13,164	1,506,225
Charles Schwab Corp.	13,041	1,099,487
CME Group, Inc.	10,774	2,562,704

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Coinbase Global, Inc. Class A (a)	1,704	$323,521
FactSet Research Systems, Inc.	1,247	541,385
Franklin Resources, Inc.	4,846	135,300
Goldman Sachs Group, Inc.	6,602	2,179,320
Intercontinental Exchange, Inc.	20,242	2,674,373
Invesco, Ltd.	7,762	178,992
KKR & Co., Inc.	4,497	262,940
MarketAxess Holdings, Inc.	2,457	835,871
Moody's Corp.	4,756	1,604,722
Morgan Stanley	19,143	1,673,098
MSCI, Inc.	80	40,230
Nasdaq, Inc.	710	126,522
Northern Trust Corp.	2,462	286,700
Raymond James Financial, Inc.	2,307	253,562
Robinhood Markets, Inc. Class A (a) (c)	342	4,620
S&P Global, Inc.	1,158	474,989
SEI Investments Co.	5,131	308,938
State Street Corp. (d)	6,818	593,984
T Rowe Price Group, Inc.	9,182	1,388,227
Tradeweb Markets, Inc. Class A	9,825	863,323
		28,037,142
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	4,838	1,209,065
Albemarle Corp.	572	126,498
Celanese Corp.	4,214	602,054
CF Industries Holdings, Inc.	2,175	224,155
Corteva, Inc.	9,008	517,780
Dow, Inc.	11,421	727,746
DuPont de Nemours, Inc.	10,525	774,429
Eastman Chemical Co.	2,157	241,713
Ecolab, Inc.	1,401	247,361
FMC Corp.	1,108	145,780
International Flavors & Fragrances, Inc.	1,932	253,729
Linde PLC (a)	4,028	1,286,664
LyondellBasell Industries NV Class A	6,410	659,076
Mosaic Co.	6,990	464,835
PPG Industries, Inc.	2,028	265,810
RPM International, Inc.	988	80,463
Sherwin-Williams Co.	8,693	2,169,947
		9,997,105
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Cintas Corp.	3,004	1,277,872
Copart, Inc. (a)	7,033	882,431
Republic Services, Inc.	35,355	4,684,537
Rollins, Inc.	33,463	1,172,878
Waste Connections, Inc.	33,763	4,716,691
Waste Management, Inc.	32,246	5,110,991
		17,845,400
COMMUNICATIONS EQUIPMENT — 2.1%
Arista Networks, Inc. (a)	11,486	1,596,324
Cisco Systems, Inc.	244,202	13,616,704
Security Description	Shares	Value
F5, Inc. (a)	2,124	$443,810
Juniper Networks, Inc.	16,880	627,261
Motorola Solutions, Inc.	15,257	3,695,245
		19,979,344
CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	451	173,586
Vulcan Materials Co.	859	157,798
		331,384
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	9,352	406,625
American Express Co.	5,555	1,038,785
Capital One Financial Corp.	9,755	1,280,734
Discover Financial Services	4,139	456,076
SoFi Technologies, Inc. (a) (c)	5,193	49,074
Synchrony Financial	11,267	392,204
		3,623,498
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	33,705	381,878
Avery Dennison Corp.	2,993	520,692
Ball Corp.	5,596	503,640
Crown Holdings, Inc.	1,554	194,390
International Paper Co.	8,391	387,245
Packaging Corp. of America	1,324	206,689
Sealed Air Corp.	1,447	96,891
Westrock Co.	7,444	350,091
		2,641,516
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,717	216,376
LKQ Corp.	3,720	168,925
Pool Corp.	1,497	633,007
		1,018,308
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Apollo Global Management, Inc.	4,614	286,022
Berkshire Hathaway, Inc. Class B (a)	38,289	13,512,571
Equitable Holdings, Inc.	6,177	190,931
		13,989,524
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	309,314	7,309,090
Liberty Global PLC Class A (a)	4,385	111,861
Liberty Global PLC Class C (a)	9,356	242,414
Lumen Technologies, Inc. (c)	34,196	385,389
Verizon Communications, Inc.	184,711	9,409,178
		17,457,932
ELECTRIC UTILITIES — 2.8%
Alliant Energy Corp.	9,163	572,504
American Electric Power Co., Inc.	22,260	2,220,880
Constellation Energy Corp.	6,518	366,638
Duke Energy Corp.	41,840	4,671,854
Edison International	8,210	575,521
Entergy Corp.	3,914	456,959
Evergy, Inc.	7,249	495,397

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Eversource Energy	12,880	$1,135,887
Exelon Corp.	19,595	933,310
FirstEnergy Corp.	8,299	380,592
NextEra Energy, Inc.	66,452	5,629,149
NRG Energy, Inc.	4,822	184,972
PG&E Corp. (a)	40,939	488,812
PPL Corp.	15,611	445,850
Southern Co.	59,851	4,339,796
Xcel Energy, Inc.	49,863	3,598,613
		26,496,734
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	1,479	196,973
Eaton Corp. PLC	3,420	519,019
Emerson Electric Co.	20,514	2,011,397
Generac Holdings, Inc. (a)	1,895	563,308
Plug Power, Inc. (a) (c)	962	27,523
Rockwell Automation, Inc.	3,962	1,109,479
Sensata Technologies Holding PLC (a)	1,681	85,479
Sunrun, Inc. (a)	1,256	38,145
		4,551,323
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	49,369	3,719,954
Arrow Electronics, Inc. (a)	2,452	290,881
CDW Corp.	5,571	996,596
Cognex Corp.	5,721	441,375
Corning, Inc.	9,032	333,371
IPG Photonics Corp. (a)	268	29,416
Keysight Technologies, Inc. (a)	18,625	2,942,191
TE Connectivity, Ltd.	2,719	356,135
Teledyne Technologies, Inc. (a)	308	145,570
Trimble, Inc. (a)	1,232	88,876
Zebra Technologies Corp. Class A (a)	1,721	711,978
		10,056,343
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	21,921	798,144
Halliburton Co.	10,043	380,328
Schlumberger NV	54,353	2,245,322
		3,423,794
ENTERTAINMENT — 1.6%
Activision Blizzard, Inc.	43,888	3,515,868
AMC Entertainment Holdings, Inc. Class A (a) (c)	885	21,806
Electronic Arts, Inc.	21,096	2,668,855
Liberty Media Corp.-Liberty Formula One Class C (a)	1,218	85,065
Live Nation Entertainment, Inc. (a)	404	47,526
Netflix, Inc. (a)	5,696	2,133,665
Roku, Inc. (a)	43	5,387
Take-Two Interactive Software, Inc. (a) (c)	16,027	2,463,991
Security Description	Shares	Value
Walt Disney Co. (a)	28,823	$3,953,363
		14,895,526
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.8%
Alexandria Real Estate Equities, Inc. REIT	1,105	222,381
American Tower Corp. REIT	4,942	1,241,529
AvalonBay Communities, Inc. REIT	954	236,945
Boston Properties, Inc. REIT	1,509	194,359
Camden Property Trust REIT	483	80,275
Crown Castle International Corp. REIT	12,041	2,222,769
Digital Realty Trust, Inc. REIT	1,834	260,061
Duke Realty Corp. REIT	2,093	121,520
Equinix, Inc. REIT	721	534,708
Equity LifeStyle Properties, Inc. REIT	603	46,117
Equity Residential REIT	2,918	262,387
Essex Property Trust, Inc. REIT	425	146,829
Extra Space Storage, Inc. REIT	3,125	642,500
Healthpeak Properties, Inc. REIT	4,359	149,645
Host Hotels & Resorts, Inc. REIT	6,737	130,900
Invitation Homes, Inc. REIT	3,274	131,549
Iron Mountain, Inc. REIT	2,381	131,931
Kimco Realty Corp. REIT	6,040	149,188
Medical Properties Trust, Inc. REIT	8,180	172,925
Mid-America Apartment Communities, Inc. REIT	645	135,095
Prologis, Inc. REIT	3,781	610,556
Public Storage REIT	16,260	6,345,953
Realty Income Corp. REIT	3,009	208,524
Regency Centers Corp. REIT	1,349	96,238
SBA Communications Corp. REIT	3,823	1,315,494
Simon Property Group, Inc. REIT	2,238	294,431
Sun Communities, Inc. REIT	530	92,904
UDR, Inc. REIT	1,358	77,908
Ventas, Inc. REIT	3,994	246,669
VICI Properties, Inc. REIT	5,480	155,961
Vornado Realty Trust REIT	1,456	65,986
Welltower, Inc. REIT	3,250	312,455
Weyerhaeuser Co. REIT	4,950	187,605
WP Carey, Inc. REIT	1,955	158,042
		17,382,339
FOOD & STAPLES RETAILING — 2.9%
Costco Wholesale Corp.	16,769	9,656,429
Kroger Co.	134,901	7,739,270
Sysco Corp.	6,572	536,604
Walmart, Inc.	55,645	8,286,653
Walgreens Boots Alliance, Inc.	28,285	1,266,320
		27,485,276
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	12,688	1,145,219
Bunge, Ltd.	4,237	469,502
Campbell Soup Co.	14,026	625,139
Conagra Brands, Inc.	9,297	312,100

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
General Mills, Inc.	25,963	$1,758,214
Hershey Co.	22,038	4,774,092
Hormel Foods Corp.	55,907	2,881,447
J.M. Smucker Co.	8,130	1,100,883
Kellogg Co.	23,340	1,505,197
Kraft Heinz Co.	15,232	599,989
McCormick & Co., Inc.	11,958	1,193,408
Mondelez International, Inc. Class A	40,000	2,511,200
Tyson Foods, Inc. Class A	6,825	611,725
		19,488,115
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	1,718	205,284
UGI Corp.	3,698	133,941
		339,225
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	16,164	1,913,171
ABIOMED, Inc. (a)	1,483	491,229
Align Technology, Inc. (a)	2,612	1,138,832
Baxter International, Inc.	24,197	1,876,235
Becton Dickinson & Co.	11,590	3,082,940
Boston Scientific Corp. (a)	10,322	457,161
Cooper Cos., Inc.	4,253	1,776,010
DENTSPLY SIRONA, Inc.	1,346	66,250
DexCom, Inc. (a)	112	57,299
Edwards Lifesciences Corp. (a)	19,872	2,339,332
Hologic, Inc. (a)	1,965	150,951
IDEXX Laboratories, Inc. (a)	3,419	1,870,398
Insulet Corp. (a)	33	8,791
Intuitive Surgical, Inc. (a)	9,842	2,969,135
Masimo Corp. (a)	3,566	518,996
Medtronic PLC	26,657	2,957,594
Novocure, Ltd. (a) (c)	26	2,154
ResMed, Inc.	4,182	1,014,177
STERIS PLC	584	141,194
Stryker Corp.	1,670	446,475
Teleflex, Inc.	268	95,095
Zimmer Biomet Holdings, Inc.	2,336	298,774
		23,672,193
HEALTH CARE PROVIDERS & SERVICES — 4.1%
AmerisourceBergen Corp.	15,354	2,375,417
Anthem, Inc.	3,610	1,773,304
Cardinal Health, Inc.	31,066	1,761,442
Centene Corp. (a)	13,477	1,134,629
Cigna Corp.	8,986	2,153,135
CVS Health Corp.	33,419	3,382,337
DaVita, Inc. (a)	1,252	141,614
HCA Healthcare, Inc.	2,651	664,394
Henry Schein, Inc. (a)	6,283	547,815
Humana, Inc.	2,679	1,165,820
Laboratory Corp. of America Holdings (a)	1,265	333,530
McKesson Corp.	6,975	2,135,257
Molina Healthcare, Inc. (a)	799	266,538
Security Description	Shares	Value
Quest Diagnostics, Inc.	6,716	$919,152
UnitedHealth Group, Inc.	38,840	19,807,235
Universal Health Services, Inc. Class B	1,891	274,100
		38,835,719
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	9,225	863,091
Teladoc Health, Inc. (a) (c)	1,135	81,868
Veeva Systems, Inc. Class A (a)	4,702	998,987
		1,943,946
HOTELS, RESTAURANTS & LEISURE — 1.1%
Aramark	3,386	127,314
Booking Holdings, Inc. (a)	219	514,311
Caesars Entertainment, Inc. (a)	780	60,341
Carnival Corp. (a)	10,442	211,137
Chipotle Mexican Grill, Inc. (a)	70	110,742
Darden Restaurants, Inc.	1,096	145,713
Domino's Pizza, Inc.	3,581	1,457,503
DraftKings, Inc. Class A (a) (c)	299	5,821
Expedia Group, Inc. (a)	561	109,771
Hilton Worldwide Holdings, Inc. (a)	534	81,029
Las Vegas Sands Corp. (a)	3,360	130,603
Marriott International, Inc. Class A (a)	1,066	187,349
McDonald's Corp.	18,503	4,575,422
MGM Resorts International	2,904	121,794
Royal Caribbean Cruises, Ltd. (a)	1,527	127,932
Starbucks Corp.	24,699	2,246,868
Vail Resorts, Inc.	226	58,821
Wynn Resorts, Ltd. (a)	437	34,846
Yum! Brands, Inc.	1,569	185,974
		10,493,291
HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	13,662	1,017,956
Garmin, Ltd.	12,436	1,475,034
Lennar Corp. Class A	4,782	388,155
Mohawk Industries, Inc. (a)	1,298	161,211
Newell Brands, Inc.	5,156	110,390
NVR, Inc. (a)	144	643,287
PulteGroup, Inc.	12,314	515,956
Whirlpool Corp.	1,379	238,264
		4,550,253
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	20,899	2,076,943
Clorox Co.	13,109	1,822,544
Colgate-Palmolive Co.	18,856	1,429,850
Kimberly-Clark Corp.	9,798	1,206,722
Procter & Gamble Co.	40,630	6,208,264
		12,744,323
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	8,082	207,950

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Vistra Corp.	13,291	$309,016
		516,966
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	27,108	4,035,839
General Electric Co.	12,011	1,099,007
Honeywell International, Inc.	8,628	1,678,836
Roper Technologies, Inc.	543	256,421
		7,070,103
INSURANCE — 3.4%
Aflac, Inc.	31,523	2,029,766
Alleghany Corp. (a)	269	227,843
Allstate Corp.	17,313	2,398,024
American Financial Group, Inc.	1,163	169,356
American International Group, Inc.	19,543	1,226,714
Aon PLC Class A	5,448	1,774,032
Arch Capital Group, Ltd. (a)	8,320	402,854
Arthur J Gallagher & Co.	17,072	2,980,771
Assurant, Inc.	1,041	189,285
Brown & Brown, Inc.	29,563	2,136,518
Chubb, Ltd.	7,134	1,525,963
Cincinnati Financial Corp.	2,223	302,239
Erie Indemnity Co. Class A	4,736	834,152
Everest Re Group, Ltd.	825	248,639
Fidelity National Financial, Inc.	12,272	599,365
Globe Life, Inc.	4,346	437,208
Hartford Financial Services Group, Inc.	7,449	534,913
Lincoln National Corp.	5,776	377,519
Loews Corp.	4,982	322,933
Markel Corp. (a)	256	377,661
Marsh & McLennan Cos., Inc.	20,789	3,542,861
MetLife, Inc.	19,450	1,366,946
Principal Financial Group, Inc.	5,196	381,438
Progressive Corp.	41,938	4,780,513
Prudential Financial, Inc.	9,072	1,072,038
Travelers Cos., Inc.	6,188	1,130,733
Willis Towers Watson PLC	4,687	1,107,163
WR Berkley Corp.	2,942	195,908
		32,673,355
INTERACTIVE MEDIA & SERVICES — 4.1%
Alphabet, Inc. Class A (a)	3,878	10,786,075
Alphabet, Inc. Class C (a)	5,311	14,833,570
IAC/InterActiveCorp. (a)	758	76,012
Match Group, Inc. (a)	261	28,381
Meta Platforms, Inc. Class A (a)	60,463	13,444,553
Pinterest, Inc. Class A (a)	463	11,395
Snap, Inc. Class A (a)	321	11,553
Twitter, Inc. (a)	2,531	97,924
		39,289,463
INTERNET & DIRECT MARKETING RETAIL — 0.8%
Amazon.com, Inc. (a)	2,096	6,832,855
Chewy, Inc. Class A (a) (c)	43	1,753
eBay, Inc.	8,385	480,125
Etsy, Inc. (a)	4,313	536,020
Security Description	Shares	Value
MercadoLibre, Inc. (a)	17	$20,221
Wayfair, Inc. Class A (a)	102	11,300
		7,882,274
IT SERVICES — 8.6%
Accenture PLC Class A	35,819	12,079,241
Akamai Technologies, Inc. (a)	17,530	2,092,907
Automatic Data Processing, Inc.	25,262	5,748,116
Block, Inc. (a)	287	38,917
Broadridge Financial Solutions, Inc.	9,485	1,476,909
Cloudflare, Inc. Class A (a)	962	115,151
Cognizant Technology Solutions Corp. Class A	36,976	3,315,638
EPAM Systems, Inc. (a)	3,060	907,627
Fidelity National Information Services, Inc.	15,689	1,575,489
Fiserv, Inc. (a)	17,766	1,801,472
FleetCor Technologies, Inc. (a)	508	126,522
Gartner, Inc. (a)	2,522	750,194
Global Payments, Inc.	3,565	487,835
GoDaddy, Inc. Class A (a)	475	39,758
International Business Machines Corp.	23,782	3,092,136
Jack Henry & Associates, Inc.	13,770	2,713,379
Mastercard, Inc. Class A	40,770	14,570,383
MongoDB, Inc. (a)	5	2,218
Okta, Inc. (a)	271	40,910
Paychex, Inc.	47,590	6,494,607
PayPal Holdings, Inc. (a)	31,685	3,664,370
Snowflake, Inc. Class A (a)	56	12,831
Twilio, Inc. Class A (a)	263	43,345
VeriSign, Inc. (a)	12,145	2,701,777
Visa, Inc. Class A	73,539	16,308,744
Western Union Co.	68,614	1,285,826
		81,486,302
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	1,244	101,908
Peloton Interactive, Inc. Class A (a)	6,838	180,660
		282,568
LIFE SCIENCES TOOLS & SERVICES — 1.2%
10X Genomics, Inc. Class A (a) (c)	40	3,043
Agilent Technologies, Inc.	9,033	1,195,337
Avantor, Inc. (a)	2,061	69,703
Bio-Rad Laboratories, Inc. Class A (a)	1,992	1,121,954
Bio-Techne Corp.	97	42,005
Charles River Laboratories International, Inc. (a)	230	65,313
Danaher Corp.	15,733	4,614,961
Illumina, Inc. (a)	435	151,989
IQVIA Holdings, Inc. (a)	782	180,806
Mettler-Toledo International, Inc. (a)	69	94,750
PerkinElmer, Inc.	653	113,922
Thermo Fisher Scientific, Inc.	3,167	1,870,589
Waters Corp. (a)	270	83,805

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	3,701	$1,520,038
		11,128,215
MACHINERY — 0.9%
Caterpillar, Inc.	5,718	1,274,085
Cummins, Inc.	6,016	1,233,942
Deere & Co.	2,121	881,191
Dover Corp.	976	153,134
Fortive Corp.	2,181	132,888
IDEX Corp.	2,476	474,723
Illinois Tool Works, Inc.	11,480	2,403,912
Ingersoll Rand, Inc.	2,446	123,156
Nordson Corp.	311	70,622
Otis Worldwide Corp.	4,918	378,440
PACCAR, Inc.	5,971	525,866
Parker-Hannifin Corp.	997	282,909
Pentair PLC	1,193	64,672
Snap-on, Inc.	2,192	450,412
Stanley Black & Decker, Inc.	1,976	276,225
Westinghouse Air Brake Technologies Corp.	2,133	205,131
Xylem, Inc.	1,069	91,143
		9,022,451
MEDIA — 1.3%
Cable One, Inc.	32	46,856
Charter Communications, Inc. Class A (a)	4,815	2,626,679
Comcast Corp. Class A	95,810	4,485,824
Discovery, Inc. Class A (a)	6,062	151,065
Discovery, Inc. Class C (a)	12,592	314,422
DISH Network Corp. Class A (a)	6,135	194,173
Fox Corp. Class A	5,421	213,858
Fox Corp. Class B	8,373	303,772
Interpublic Group of Cos., Inc.	5,404	191,572
Liberty Broadband Corp. Class A (a)	93	12,189
Liberty Broadband Corp. Class C (a)	19,629	2,656,196
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,119	51,149
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,019	92,329
News Corp. Class A	5,532	122,534
Omnicom Group, Inc.	4,032	342,236
Paramount Global Class B	16,952	640,955
Sirius XM Holdings, Inc. (c)	7,343	48,611
		12,494,420
METALS & MINING — 0.8%
Freeport-McMoRan, Inc.	9,389	467,009
Newmont Corp.	73,065	5,805,014
Nucor Corp.	4,226	628,195
Steel Dynamics, Inc.	3,239	270,230
		7,170,448
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (b)
AGNC Investment Corp. REIT	6,084	$79,700
Annaly Capital Management, Inc. REIT	13,970	98,349
		178,049
MULTI-UTILITIES — 1.4%
Ameren Corp.	9,860	924,474
CenterPoint Energy, Inc.	7,146	218,953
CMS Energy Corp.	14,045	982,307
Consolidated Edison, Inc.	40,458	3,830,564
Dominion Energy, Inc.	24,579	2,088,478
DTE Energy Co.	3,402	449,778
NiSource, Inc.	5,460	173,628
Public Service Enterprise Group, Inc.	7,266	508,620
Sempra Energy	4,657	782,935
WEC Energy Group, Inc.	31,759	3,169,866
		13,129,603
MULTILINE RETAIL — 1.2%
Dollar General Corp.	14,142	3,148,433
Dollar Tree, Inc. (a)	8,958	1,434,624
Target Corp.	34,027	7,221,210
		11,804,267
OIL, GAS & CONSUMABLE FUELS — 2.3%
Cheniere Energy, Inc.	8,456	1,172,424
Chevron Corp.	30,526	4,970,549
ConocoPhillips	15,628	1,562,800
Coterra Energy, Inc.	17,798	480,012
Devon Energy Corp.	4,139	244,739
Diamondback Energy, Inc.	1,090	149,417
EOG Resources, Inc.	7,641	911,036
Exxon Mobil Corp.	62,240	5,140,402
Hess Corp.	1,138	121,812
Kinder Morgan, Inc.	34,151	645,795
Marathon Petroleum Corp.	20,673	1,767,542
Occidental Petroleum Corp.	12,999	737,563
ONEOK, Inc.	4,404	311,055
Phillips 66	14,060	1,214,643
Pioneer Natural Resources Co.	2,324	581,070
Valero Energy Corp.	14,144	1,436,182
Williams Cos., Inc.	9,606	320,936
		21,767,977
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	7,816	2,128,453
PHARMACEUTICALS — 6.1%
Bristol-Myers Squibb Co.	31,939	2,332,505
Catalent, Inc. (a)	814	90,273
Elanco Animal Health, Inc. (a)	3,403	88,784
Eli Lilly & Co.	40,189	11,508,924
Jazz Pharmaceuticals PLC (a)	954	148,509
Johnson & Johnson	125,765	22,289,331
Merck & Co., Inc.	140,321	11,513,338

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Pfizer, Inc.	113,577	$5,879,881
Royalty Pharma PLC Class A	2,422	94,361
Viatris, Inc.	48,876	531,771
Zoetis, Inc.	20,455	3,857,609
		58,335,286
PROFESSIONAL SERVICES — 0.4%
Booz Allen Hamilton Holding Corp.	11,859	1,041,694
Clarivate PLC (a)	2,131	35,716
CoStar Group, Inc. (a)	1,002	66,743
Equifax, Inc.	475	112,622
Jacobs Engineering Group, Inc.	1,500	206,715
Leidos Holdings, Inc.	2,097	226,518
Robert Half International, Inc.	4,342	495,770
TransUnion	838	86,599
Verisk Analytics, Inc.	5,936	1,274,044
		3,546,421
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	3,909	357,752
Zillow Group, Inc. Class A (a)	113	5,450
Zillow Group, Inc. Class C (a) (c)	242	11,928
		375,130
ROAD & RAIL — 0.8%
AMERCO	1,595	952,119
CSX Corp.	18,086	677,321
JB Hunt Transport Services, Inc.	3,045	611,406
Knight-Swift Transportation Holdings, Inc.	2,733	137,907
Lyft, Inc. Class A (a)	577	22,157
Norfolk Southern Corp.	1,979	564,450
Old Dominion Freight Line, Inc.	11,029	3,294,142
Uber Technologies, Inc. (a)	2,702	96,407
Union Pacific Corp.	4,178	1,141,471
		7,497,380
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Advanced Micro Devices, Inc. (a)	2,675	292,485
Analog Devices, Inc.	2,315	382,392
Applied Materials, Inc.	31,829	4,195,062
Broadcom, Inc.	3,544	2,231,586
Enphase Energy, Inc. (a)	122	24,617
Entegris, Inc.	434	56,967
Intel Corp.	202,666	10,044,127
KLA Corp.	5,701	2,086,908
Lam Research Corp.	5,712	3,070,828
Marvell Technology, Inc.	2,406	172,534
Microchip Technology, Inc.	2,421	181,914
Micron Technology, Inc.	17,938	1,397,191
Monolithic Power Systems, Inc.	1,228	596,415
NVIDIA Corp.	53,832	14,688,600
NXP Semiconductors NV	1,114	206,179
ON Semiconductor Corp. (a)	2,572	161,033
Qorvo, Inc. (a)	649	80,541
QUALCOMM, Inc.	39,507	6,037,460
Skyworks Solutions, Inc.	6,165	821,671
Security Description	Shares	Value
SolarEdge Technologies, Inc. (a)	151	$48,678
Teradyne, Inc.	5,780	683,369
Texas Instruments, Inc.	51,282	9,409,221
		56,869,778
SOFTWARE — 6.6%
Adobe, Inc. (a)	23,362	10,644,194
ANSYS, Inc. (a)	301	95,613
Autodesk, Inc. (a)	6,097	1,306,892
Avalara, Inc. (a)	63	6,269
Bentley Systems, Inc. Class B	4,939	218,205
Black Knight, Inc. (a)	22,139	1,283,841
Cadence Design Systems, Inc. (a)	8,664	1,424,881
Ceridian HCM Holding, Inc. (a)	267	18,252
Citrix Systems, Inc.	19,765	1,994,288
Coupa Software, Inc. (a)	17	1,728
Crowdstrike Holdings, Inc. Class A (a)	35	7,948
Datadog, Inc. Class A (a)	44	6,665
DocuSign, Inc. (a)	40	4,285
Dropbox, Inc. Class A (a)	382	8,881
Dynatrace, Inc. (a)	113	5,322
Fair Isaac Corp. (a)	1,056	492,582
Fortinet, Inc. (a)	5,679	1,940,741
Guidewire Software, Inc. (a)	196	18,546
HubSpot, Inc. (a)	23	10,924
Intuit, Inc.	9,963	4,790,609
Microsoft Corp.	85,297	26,297,918
NortonLifeLock, Inc.	25,411	673,900
Oracle Corp.	55,418	4,584,731
Palantir Technologies, Inc. Class A (a)	346	4,751
Palo Alto Networks, Inc. (a) (c)	1,092	679,781
Paycom Software, Inc. (a)	1,497	518,531
PTC, Inc. (a)	252	27,145
RingCentral, Inc. Class A (a)	24	2,813
salesforce.com, Inc. (a)	2,686	570,291
ServiceNow, Inc. (a)	182	101,354
Splunk, Inc. (a)	183	27,196
SS&C Technologies Holdings, Inc.	1,926	144,488
Synopsys, Inc. (a)	452	150,638
Trade Desk, Inc. Class A (a)	370	25,622
Tyler Technologies, Inc. (a)	6,291	2,798,803
VMware, Inc. Class A	2,049	233,320
Workday, Inc. Class A (a)	134	32,088
Zendesk, Inc. (a)	55	6,616
Zoom Video Communications, Inc. Class A (a)	5,058	592,949
Zscaler, Inc. (a)	3,117	752,070
		62,505,671
SPECIALTY RETAIL — 1.3%
Advance Auto Parts, Inc.	768	158,945
AutoZone, Inc. (a)	1,310	2,678,400
Bath & Body Works, Inc.	2,052	98,086
Best Buy Co., Inc.	11,304	1,027,534
Burlington Stores, Inc. (a)	263	47,911

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CarMax, Inc. (a) (c)	2,058	$198,556
Carvana Co. (a) (c)	134	15,985
Home Depot, Inc.	12,723	3,808,375
Lowe's Cos., Inc.	4,443	898,330
O'Reilly Automotive, Inc. (a)	2,425	1,661,028
Ross Stores, Inc.	2,110	190,871
TJX Cos., Inc.	7,933	480,581
Tractor Supply Co.	3,774	880,738
Ulta Beauty, Inc. (a)	1,779	708,433
		12,853,773
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	168,213	29,371,672
Dell Technologies, Inc. Class C (a)	5,842	293,210
Hewlett Packard Enterprise Co.	44,312	740,454
HP, Inc.	24,584	892,399
NetApp, Inc.	7,667	636,361
Seagate Technology Holdings PLC	2,258	202,994
Western Digital Corp. (a)	4,343	215,630
		32,352,720
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Lululemon Athletica, Inc. (a)	3,829	1,398,466
NIKE, Inc. Class B	42,928	5,776,392
VF Corp.	2,196	124,864
		7,299,722
TOBACCO — 0.3%
Altria Group, Inc.	23,682	1,237,385
Philip Morris International, Inc.	12,215	1,147,477
		2,384,862
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	19,828	1,177,783
United Rentals, Inc. (a)	857	304,415
W.W. Grainger, Inc.	1,716	885,096
		2,367,294
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,575	426,240
Security Description	Shares	Value
Essential Utilities, Inc.	1,862	$95,204
		521,444
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile US, Inc. (a)	46,159	5,924,508
TOTAL COMMON STOCKS (Cost $815,463,537)		950,930,275
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e) (f)	1,259,191	1,259,065
State Street Navigator Securities Lending Portfolio II (d) (g)	140,356	140,356
TOTAL SHORT-TERM INVESTMENTS (Cost $1,399,265)		1,399,421
TOTAL INVESTMENTS — 100.0% (Cost $816,862,802)		952,329,696
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		351,411
NET ASSETS — 100.0%		$952,681,107
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$950,930,275	$—	$—	$950,930,275
Short-Term Investments	1,399,421	—	—	1,399,421
TOTAL INVESTMENTS	$952,329,696	$—	$—	$952,329,696
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	6,696	$550,947	$97,678	$88,782	$29,815	$4,326	6,818	$593,984	$11,880
State Street Institutional Liquid Reserves Fund, Premier Class	2,152,468	2,153,114	18,022,443	18,916,004	(644)	156	1,259,191	1,259,065	454
State Street Navigator Securities Lending Portfolio II	478,989	478,989	5,100,196	5,438,829	—	—	140,356	140,356	1,059
Total		$3,183,050	$23,220,317	$24,443,615	$29,171	$4,482		$1,993,405	$13,393
See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 3.7%
Tesla, Inc. (a)	18,752	$20,207,155
COMMUNICATIONS EQUIPMENT — 3.2%
Cisco Systems, Inc.	322,072	17,958,735
ENTERTAINMENT — 5.2%
Netflix, Inc. (a)	31,174	11,677,469
ROBLOX Corp. Class A (a) (b)	164,818	7,621,184
Sea, Ltd. ADR (a)	80,030	9,586,794
		28,885,447
HOTELS, RESTAURANTS & LEISURE — 6.9%
Airbnb, Inc. Class A (a)	105,862	18,182,857
Booking Holdings, Inc. (a)	8,523	20,015,839
		38,198,696
INTERACTIVE MEDIA & SERVICES — 8.0%
Alphabet, Inc. Class A (a)	6,445	17,925,801
Meta Platforms, Inc. Class A (a)	57,782	12,848,405
Snap, Inc. Class A (a)	374,783	13,488,440
		44,262,646
INTERNET & DIRECT MARKETING RETAIL — 8.8%
Alibaba Group Holding, Ltd. ADR (a)	152,345	16,575,136
Amazon.com, Inc. (a)	5,523	18,004,704
JD.com, Inc. ADR (a)	238,986	13,830,120
		48,409,960
IT SERVICES — 7.4%
International Business Machines Corp.	153,761	19,992,005
Shopify, Inc. Class A (a)	13,088	8,846,964
Snowflake, Inc. Class A (a)	51,422	11,782,323
		40,621,292
ROAD & RAIL — 3.3%
Uber Technologies, Inc. (a)	519,442	18,533,691
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 33.5%
Advanced Micro Devices, Inc. (a)	137,474	15,031,407
Applied Materials, Inc.	124,745	16,441,391
ASML Holding NV	24,422	16,312,186
Broadcom, Inc.	30,206	19,020,114
Intel Corp.	377,195	18,693,784
Lam Research Corp.	26,972	14,500,417
Micron Technology, Inc.	223,055	17,373,754
NVIDIA Corp.	63,067	17,208,462
QUALCOMM, Inc.	103,608	15,833,375
Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	160,162	$16,698,490
Texas Instruments, Inc.	97,360	17,863,613
		184,976,993
SOFTWARE — 16.5%
Adobe, Inc. (a)	29,155	13,283,601
Intuit, Inc.	28,106	13,514,489
Microsoft Corp.	55,678	17,166,084
Oracle Corp.	185,608	15,355,350
salesforce.com, Inc. (a)	71,616	15,205,509
ServiceNow, Inc. (a)	29,505	16,431,040
		90,956,073
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	106,325	18,565,408
TOTAL COMMON STOCKS (Cost $486,274,434)		551,576,096
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	267,658	267,632
State Street Navigator Securities Lending Portfolio II (e) (f)	3,009,815	3,009,815
TOTAL SHORT-TERM INVESTMENTS (Cost $3,277,419)		3,277,447
TOTAL INVESTMENTS — 100.5% (Cost $489,551,853)		554,853,543
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(3,033,930)
NET ASSETS — 100.0%		$551,819,613
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$551,576,096	$—	$—	$551,576,096
Short-Term Investments	3,277,447	—	—	3,277,447
TOTAL INVESTMENTS	$554,853,543	$—	$—	$554,853,543

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	806,812	$807,054	$6,758,530	$7,297,717	$(189)	$(46)	267,658	$267,632	$267
State Street Navigator Securities Lending Portfolio II	—	—	60,701,481	57,691,666	—	—	3,009,815	3,009,815	3,903
Total		$807,054	$67,460,011	$64,989,383	$(189)	$(46)		$3,277,447	$4,170
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
Axon Enterprise, Inc. (a)	158,657	$21,851,829
Curtiss-Wright Corp.	90,739	13,625,368
Hexcel Corp.	193,997	11,537,002
Mercury Systems, Inc. (a)	131,026	8,444,626
Woodward, Inc.	146,161	18,256,970
		73,715,795
AIR FREIGHT & LOGISTICS — 0.3%
GXO Logistics, Inc. (a)	228,437	16,296,696
AIRLINES — 0.2%
JetBlue Airways Corp. (a)	737,087	11,019,451
AUTO COMPONENTS — 1.4%
Adient PLC (a)	219,015	8,929,242
Dana, Inc.	334,561	5,878,237
Fox Factory Holding Corp. (a)	97,330	9,533,474
Gentex Corp.	548,020	15,985,743
Goodyear Tire & Rubber Co. (a)	649,690	9,284,070
Lear Corp.	138,346	19,726,756
Visteon Corp. (a)	64,909	7,083,519
		76,421,041
AUTOMOBILES — 0.5%
Harley-Davidson, Inc. (b)	355,744	14,016,313
Thor Industries, Inc. (b)	128,868	10,141,912
		24,158,225
BANKS — 6.7%
Associated Banc-Corp.	347,103	7,900,064
Bank of Hawaii Corp.	93,132	7,815,637
Bank OZK	280,401	11,973,123
Cadence Bank	435,258	12,735,649
Cathay General Bancorp	175,089	7,835,233
Commerce Bancshares, Inc.	256,527	18,364,768
Cullen/Frost Bankers, Inc.	131,985	18,268,044
East West Bancorp, Inc.	328,718	25,975,296
First Financial Bankshares, Inc.	296,455	13,079,595
First Horizon Corp.	1,236,861	29,053,865
FNB Corp.	785,105	9,774,557
Fulton Financial Corp.	374,090	6,217,376
Glacier Bancorp, Inc.	250,753	12,607,861
Hancock Whitney Corp.	200,763	10,469,791
Home BancShares, Inc.	348,681	7,880,191
International Bancshares Corp.	123,464	5,211,415
Old National Bancorp	682,541	11,180,022
PacWest Bancorp	276,351	11,919,019
Pinnacle Financial Partners, Inc.	176,430	16,245,674
Prosperity Bancshares, Inc.	213,551	14,816,168
Synovus Financial Corp.	336,330	16,480,170
Texas Capital Bancshares, Inc. (a)	117,383	6,727,220
UMB Financial Corp.	99,595	9,676,650
Umpqua Holdings Corp.	500,912	9,447,200
United Bankshares, Inc.	315,160	10,992,781
Valley National Bancorp	976,589	12,715,189
Security Description	Shares	Value
Webster Financial Corp.	416,562	$23,377,459
Wintrust Financial Corp.	131,795	12,247,709
		360,987,726
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	21,818	8,475,638
BIOTECHNOLOGY — 1.5%
Arrowhead Pharmaceuticals, Inc. (a)	243,685	11,207,073
Exelixis, Inc. (a)	733,129	16,620,034
Halozyme Therapeutics, Inc. (a)	325,551	12,982,974
Neurocrine Biosciences, Inc. (a)	219,774	20,603,813
United Therapeutics Corp. (a)	104,370	18,725,022
		80,138,916
BUILDING PRODUCTS — 2.4%
Builders FirstSource, Inc. (a)	443,589	28,629,234
Carlisle Cos., Inc.	121,124	29,786,814
Lennox International, Inc.	77,970	20,105,344
Owens Corning	232,773	21,298,730
Simpson Manufacturing Co., Inc.	100,420	10,949,797
Trex Co., Inc. (a)	266,674	17,421,812
		128,191,731
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.	93,983	13,246,904
Evercore, Inc. Class A	90,251	10,046,741
Federated Hermes, Inc.	224,593	7,649,637
Interactive Brokers Group, Inc. Class A	202,035	13,316,127
Janus Henderson Group PLC	391,734	13,718,525
Jefferies Financial Group, Inc.	448,288	14,726,261
SEI Investments Co.	243,815	14,680,101
Stifel Financial Corp.	242,119	16,439,880
		103,824,176
CHEMICALS — 2.5%
Ashland Global Holdings, Inc.	122,332	12,038,692
Avient Corp.	211,582	10,155,936
Cabot Corp.	131,117	8,969,714
Chemours Co.	369,720	11,638,786
Ingevity Corp. (a)	91,125	5,838,379
Minerals Technologies, Inc. (b)	77,264	5,111,014
NewMarket Corp.	15,843	5,139,152
Olin Corp.	326,976	17,094,305
RPM International, Inc.	300,404	24,464,902
Scotts Miracle-Gro Co. (b)	94,123	11,573,364
Sensient Technologies Corp.	97,253	8,164,389
Valvoline, Inc.	415,594	13,116,147
		133,304,780
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Brink's Co. (b)	113,935	7,747,580
Clean Harbors, Inc. (a)	115,747	12,921,995
IAA, Inc. (a)	311,764	11,924,973
MillerKnoll, Inc. (b)	175,308	6,058,644

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MSA Safety, Inc.	84,276	$11,183,425
Stericycle, Inc. (a)	212,343	12,511,250
Tetra Tech, Inc.	124,942	20,607,934
		82,955,801
COMMUNICATIONS EQUIPMENT — 1.0%
Calix, Inc. (a)	127,248	5,460,212
Ciena Corp. (a)	358,752	21,751,134
Lumentum Holdings, Inc. (a) (b)	167,128	16,311,693
Viasat, Inc. (a)	171,922	8,389,793
		51,912,832
CONSTRUCTION & ENGINEERING — 1.7%
AECOM	327,362	25,144,675
Dycom Industries, Inc. (a)	70,035	6,671,534
EMCOR Group, Inc.	123,359	13,893,924
Fluor Corp. (a) (b)	326,740	9,374,171
MasTec, Inc. (a) (b)	136,017	11,847,081
MDU Resources Group, Inc.	470,070	12,527,365
Valmont Industries, Inc.	49,160	11,729,576
		91,188,326
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	91,566	11,753,412
CONSUMER FINANCE — 0.5%
FirstCash Holdings, Inc.	93,495	6,576,438
Navient Corp.	355,843	6,063,565
Prog Holdings, Inc. (a)	131,667	3,788,059
SLM Corp.	644,558	11,834,085
		28,262,147
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	152,206	17,884,205
Greif, Inc. Class A	61,642	4,010,428
Silgan Holdings, Inc.	194,120	8,974,168
Sonoco Products Co.	227,309	14,220,451
		45,089,252
DIVERSIFIED CONSUMER SERVICES — 0.9%
Graham Holdings Co. Class B	9,245	5,653,040
Grand Canyon Education, Inc. (a)	91,513	8,886,827
H&R Block, Inc. (b)	380,310	9,903,272
Service Corp. International	382,025	25,144,886
		49,588,025
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Voya Financial, Inc. (b)	250,204	16,601,035
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc. (a)	305,665	12,324,413
ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	121,600	8,144,768
Hawaiian Electric Industries, Inc.	253,334	10,718,562
IDACORP, Inc.	116,767	13,470,241
OGE Energy Corp.	463,767	18,912,418
Security Description	Shares	Value
PNM Resources, Inc.	198,482	$9,461,637
		60,707,626
ELECTRICAL EQUIPMENT — 1.9%
Acuity Brands, Inc.	81,128	15,357,530
EnerSys	96,190	7,172,888
Hubbell, Inc.	126,057	23,165,495
nVent Electric PLC	388,900	13,525,942
Regal Rexnord Corp.	156,988	23,356,675
Sunrun, Inc. (a) (b)	478,595	14,534,930
Vicor Corp. (a)	49,290	3,477,410
		100,590,870
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Arrow Electronics, Inc. (a)	157,688	18,706,528
Avnet, Inc.	229,434	9,312,726
Belden, Inc.	104,111	5,767,749
Cognex Corp.	409,516	31,594,160
Coherent, Inc. (a)	57,359	15,679,656
II-VI, Inc. (a) (b)	246,383	17,860,304
Jabil, Inc.	332,446	20,521,892
Littelfuse, Inc.	56,991	14,214,125
National Instruments Corp.	304,914	12,376,459
TD SYNNEX Corp.	96,040	9,912,288
Vishay Intertechnology, Inc.	307,785	6,032,586
Vontier Corp.	391,865	9,949,452
		171,927,925
ENERGY EQUIPMENT & SERVICES — 0.5%
ChampionX Corp. (a)	468,328	11,464,669
Nov, Inc.	909,806	17,841,296
		29,305,965
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	102,740	6,415,086
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.6%
American Campus Communities, Inc. REIT	322,408	18,045,176
Apartment Income REIT Corp.	363,651	19,440,782
Brixmor Property Group, Inc. REIT	690,007	17,809,081
Camden Property Trust REIT	236,690	39,337,878
Corporate Office Properties Trust REIT	260,444	7,433,072
Cousins Properties, Inc. REIT	343,783	13,851,017
Douglas Emmett, Inc. REIT	405,731	13,559,530
EastGroup Properties, Inc. REIT	94,270	19,163,206
EPR Properties REIT	173,006	9,465,158
First Industrial Realty Trust, Inc. REIT	301,841	18,686,976
Healthcare Realty Trust, Inc. REIT	342,048	9,399,479
Highwoods Properties, Inc. REIT	243,087	11,118,799
Hudson Pacific Properties, Inc. REIT	352,649	9,786,010

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
JBG SMITH Properties REIT	264,659	$7,733,336
Kilroy Realty Corp. REIT	243,377	18,598,870
Kite Realty Group Trust REIT	507,584	11,557,688
Lamar Advertising Co. Class A REIT	201,071	23,360,429
Life Storage, Inc. REIT	189,995	26,680,998
Macerich Co. REIT	493,934	7,725,128
Medical Properties Trust, Inc. REIT	1,382,412	29,224,190
National Retail Properties, Inc. REIT	406,864	18,284,468
National Storage Affiliates Trust REIT	189,369	11,884,798
Omega Healthcare Investors, Inc. REIT	553,656	17,251,921
Park Hotels & Resorts, Inc. REIT	546,792	10,678,848
Pebblebrook Hotel Trust REIT	304,612	7,456,902
Physicians Realty Trust REIT	509,456	8,935,858
PotlatchDeltic Corp. REIT	159,522	8,411,595
PS Business Parks, Inc. REIT	46,581	7,829,334
Rayonier, Inc. REIT	336,830	13,850,450
Rexford Industrial Realty, Inc. REIT	371,199	27,687,733
Sabra Health Care REIT, Inc.	529,050	7,877,555
SL Green Realty Corp. REIT (b)	148,115	12,023,976
Spirit Realty Capital, Inc. REIT	295,910	13,617,778
STORE Capital Corp. REIT	568,596	16,620,061
		514,388,080
FOOD & STAPLES RETAILING — 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	315,590	21,337,040
Casey's General Stores, Inc.	85,978	17,038,260
Grocery Outlet Holding Corp. (a) (b)	202,612	6,641,621
Performance Food Group Co. (a)	358,629	18,257,802
Sprouts Farmers Market, Inc. (a)	260,229	8,322,124
		71,596,847
FOOD PRODUCTS — 1.7%
Darling Ingredients, Inc. (a)	374,806	30,126,906
Flowers Foods, Inc.	459,346	11,809,786
Hain Celestial Group, Inc. (a)	210,997	7,258,297
Ingredion, Inc.	153,841	13,407,243
Lancaster Colony Corp.	45,814	6,833,158
Pilgrim's Pride Corp. (a)	113,277	2,843,253
Post Holdings, Inc. (a)	131,542	9,110,599
Sanderson Farms, Inc.	49,066	9,199,384
		90,588,626
GAS UTILITIES — 1.4%
National Fuel Gas Co.	211,884	14,556,431
New Jersey Resources Corp.	223,005	10,227,009
ONE Gas, Inc.	123,866	10,929,936
Southwest Gas Holdings, Inc.	152,462	11,936,250
Security Description	Shares	Value
Spire, Inc.	119,546	$8,578,621
UGI Corp.	486,061	17,605,129
		73,833,376
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Envista Holdings Corp. (a)	373,887	18,212,036
Globus Medical, Inc. Class A (a)	182,691	13,478,942
Haemonetics Corp. (a)	118,526	7,493,214
ICU Medical, Inc. (a)	46,192	10,284,187
Integra LifeSciences Holdings Corp. (a)	168,842	10,849,787
LivaNova PLC (a)	123,064	10,070,327
Masimo Corp. (a)	117,685	17,127,875
Neogen Corp. (a)	249,806	7,704,017
NuVasive, Inc. (a)	119,962	6,801,845
Penumbra, Inc. (a) (b)	81,354	18,071,164
Quidel Corp. (a)	87,710	9,863,867
STAAR Surgical Co. (a)	110,105	8,798,490
Tandem Diabetes Care, Inc. (a)	147,215	17,119,632
		155,875,383
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a)	208,407	13,656,911
Amedisys, Inc. (a)	75,387	12,988,426
Chemed Corp.	35,616	18,041,285
Encompass Health Corp.	230,037	16,357,931
HealthEquity, Inc. (a)	193,779	13,068,456
LHC Group, Inc. (a)	73,198	12,341,183
Option Care Health, Inc. (a)	320,356	9,149,367
Patterson Cos., Inc.	201,209	6,513,135
Progyny, Inc. (a)	161,434	8,297,707
R1 RCM, Inc. (a)	309,664	8,286,609
Tenet Healthcare Corp. (a)	248,180	21,333,553
		140,034,563
HOTELS, RESTAURANTS & LEISURE — 2.8%
Boyd Gaming Corp.	189,635	12,474,190
Choice Hotels International, Inc.	75,854	10,753,063
Churchill Downs, Inc.	79,769	17,691,169
Cracker Barrel Old Country Store, Inc. (b)	54,383	6,456,894
Marriott Vacations Worldwide Corp.	98,497	15,532,977
Papa John's International, Inc.	74,819	7,876,944
Scientific Games Corp. Class A (a)	223,162	13,110,767
Six Flags Entertainment Corp. (a)	178,941	7,783,934
Texas Roadhouse, Inc.	161,008	13,481,200
Travel + Leisure Co.	199,387	11,552,483
Wendy's Co.	408,156	8,967,187
Wingstop, Inc. (b)	69,124	8,111,701
Wyndham Hotels & Resorts, Inc.	215,927	18,286,858
		152,079,367
HOUSEHOLD DURABLES — 1.5%
Helen of Troy, Ltd. (a) (b)	55,771	10,922,193

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
KB Home	198,211	$6,418,072
Leggett & Platt, Inc.	308,337	10,730,128
Taylor Morrison Home Corp. (a)	284,263	7,737,639
Tempur Sealy International, Inc.	445,023	12,425,042
Toll Brothers, Inc.	260,441	12,245,936
TopBuild Corp. (a) (b)	76,127	13,808,676
Tri Pointe Homes, Inc. (a)	257,853	5,177,688
		79,465,374
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	151,434	4,658,110
INSURANCE — 4.0%
Alleghany Corp. (a)	31,703	26,852,441
American Financial Group, Inc.	153,376	22,334,613
Brighthouse Financial, Inc. (a)	179,971	9,297,302
CNO Financial Group, Inc.	278,246	6,981,192
First American Financial Corp.	254,308	16,484,245
Hanover Insurance Group, Inc.	82,251	12,298,170
Kemper Corp.	138,772	7,846,169
Kinsale Capital Group, Inc.	49,637	11,318,229
Mercury General Corp.	61,756	3,396,580
Old Republic International Corp.	661,485	17,112,617
Primerica, Inc.	91,291	12,490,435
Reinsurance Group of America, Inc.	155,637	17,036,026
RenaissanceRe Holdings, Ltd.	101,963	16,162,155
RLI Corp.	92,037	10,182,053
Selective Insurance Group, Inc.	139,532	12,468,579
Unum Group	472,691	14,894,493
		217,155,299
INTERACTIVE MEDIA & SERVICES — 0.4%
TripAdvisor, Inc. (a)	229,247	6,217,178
Yelp, Inc. (a)	159,207	5,430,551
Ziff Davis, Inc. (a)	111,528	10,793,680
		22,441,409
IT SERVICES — 2.3%
Alliance Data Systems Corp.	115,090	6,462,304
Concentrix Corp.	99,349	16,547,569
Euronet Worldwide, Inc. (a)	122,186	15,902,508
Genpact, Ltd.	395,086	17,190,192
Kyndryl Holdings, Inc. (a)	415,975	5,457,592
LiveRamp Holdings, Inc. (a)	157,965	5,906,311
MAXIMUS, Inc.	143,110	10,726,094
Sabre Corp. (a) (b)	748,058	8,550,303
Western Union Co.	912,390	17,098,189
WEX, Inc. (a)	103,831	18,528,642
		122,369,704
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Brunswick Corp.	178,594	14,446,469
Callaway Golf Co. (a) (b)	271,780	6,365,088
Mattel, Inc. (a)	811,659	18,026,946
Polaris, Inc. (b)	131,853	13,886,758
YETI Holdings, Inc. (a) (b)	202,603	12,152,128
		64,877,389
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Azenta, Inc.	173,580	$14,386,311
Bruker Corp.	234,873	15,102,334
Medpace Holdings, Inc. (a)	66,456	10,871,537
Repligen Corp. (a)	119,068	22,395,500
Syneos Health, Inc. (a)	240,176	19,442,247
		82,197,929
MACHINERY — 4.5%
AGCO Corp.	142,168	20,760,793
Chart Industries, Inc. (a)	82,012	14,087,201
Colfax Corp. (a)	314,148	12,499,949
Crane Co.	115,450	12,500,926
Donaldson Co., Inc.	285,710	14,836,920
Flowserve Corp.	301,240	10,814,516
Graco, Inc.	393,724	27,450,437
ITT, Inc.	198,340	14,917,151
Kennametal, Inc.	192,155	5,497,555
Lincoln Electric Holdings, Inc.	136,758	18,846,620
Middleby Corp. (a)	128,862	21,125,636
Oshkosh Corp.	154,369	15,537,240
Terex Corp.	161,942	5,774,852
Timken Co.	159,666	9,691,726
Toro Co.	243,028	20,776,464
Trinity Industries, Inc.	189,732	6,519,192
Watts Water Technologies, Inc. Class A	63,728	8,895,792
		240,532,970
MARINE — 0.2%
Kirby Corp. (a)	139,045	10,037,659
MEDIA — 1.0%
Cable One, Inc.	11,503	16,843,152
John Wiley & Sons, Inc. Class A	100,968	5,354,333
New York Times Co. Class A	387,126	17,745,856
TEGNA, Inc.	511,602	11,459,885
		51,403,226
METALS & MINING — 3.7%
Alcoa Corp.	426,354	38,384,651
Cleveland-Cliffs, Inc. (a)	1,107,419	35,669,966
Commercial Metals Co.	280,713	11,683,275
Reliance Steel & Aluminum Co.	145,161	26,615,269
Royal Gold, Inc.	152,027	21,478,375
Steel Dynamics, Inc.	436,682	36,432,379
United States Steel Corp.	604,501	22,813,868
Worthington Industries, Inc. (b)	75,311	3,871,738
		196,949,521
MULTI-UTILITIES — 0.4%
Black Hills Corp.	147,546	11,363,993
NorthWestern Corp. (b)	124,943	7,557,802
		18,921,795
MULTILINE RETAIL — 0.9%
Kohl's Corp.	322,434	19,494,360
Macy's, Inc.	693,316	16,889,178
Nordstrom, Inc. (b)	257,638	6,984,566

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	135,613	$5,825,934
		49,194,038
OIL, GAS & CONSUMABLE FUELS — 3.0%
Antero Midstream Corp.	752,776	8,182,675
CNX Resources Corp. (a)	467,988	9,696,711
DTE Midstream LLC (a)	223,644	12,134,924
EQT Corp.	698,790	24,045,364
Equitrans Midstream Corp.	942,658	7,956,034
HF Sinclair Corp. (a)	346,455	13,806,232
Murphy Oil Corp.	336,436	13,588,650
PDC Energy, Inc.	225,630	16,398,788
Range Resources Corp. (a)	578,685	17,580,450
Targa Resources Corp.	530,317	40,023,024
		163,412,852
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp. (b)	203,361	12,632,785
PERSONAL PRODUCTS — 0.4%
BellRing Brands, Inc. (a)	257,845	5,951,063
Coty, Inc. Class A (a)	794,606	7,143,508
Nu Skin Enterprises, Inc. Class A	115,632	5,536,460
		18,631,031
PHARMACEUTICALS — 0.6%
Jazz Pharmaceuticals PLC (a)	142,420	22,170,521
Perrigo Co. PLC	309,363	11,888,820
		34,059,341
PROFESSIONAL SERVICES — 1.7%
ASGN, Inc. (a)	120,496	14,063,088
CACI International, Inc. Class A (a)	53,953	16,253,881
FTI Consulting, Inc. (a)	79,296	12,466,917
Insperity, Inc.	82,806	8,315,379
KBR, Inc.	324,999	17,787,195
ManpowerGroup, Inc.	125,376	11,775,314
Science Applications International Corp.	132,483	12,210,958
		92,872,732
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc. (a)	116,916	27,996,705
ROAD & RAIL — 1.9%
Avis Budget Group, Inc. (a)	92,870	24,452,671
Knight-Swift Transportation Holdings, Inc.	384,503	19,402,021
Landstar System, Inc.	87,299	13,167,308
Ryder System, Inc.	124,174	9,850,723
Saia, Inc. (a)	61,075	14,891,307
Werner Enterprises, Inc.	139,833	5,733,153
XPO Logistics, Inc. (a)	228,541	16,637,785
		104,134,968
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Amkor Technology, Inc.	232,608	$5,052,246
Cirrus Logic, Inc. (a)	132,786	11,258,925
CMC Materials, Inc.	66,226	12,278,300
First Solar, Inc. (a)	229,052	19,180,814
Lattice Semiconductor Corp. (a)	317,275	19,337,911
MKS Instruments, Inc.	128,492	19,273,800
Power Integrations, Inc.	136,719	12,671,117
Semtech Corp. (a)	148,842	10,320,704
Silicon Laboratories, Inc. (a)	88,306	13,263,561
SiTime Corp. (a)	34,790	8,621,658
SunPower Corp. (a) (b)	192,783	4,140,979
Synaptics, Inc. (a)	91,593	18,272,804
Universal Display Corp.	100,265	16,739,242
Wolfspeed, Inc. (a) (b)	286,180	32,584,455
		202,996,516
SOFTWARE — 3.8%
ACI Worldwide, Inc. (a)	271,860	8,560,871
Aspen Technology, Inc. (a)	154,675	25,578,605
Blackbaud, Inc. (a)	103,235	6,180,679
CDK Global, Inc.	270,638	13,174,658
CommVault Systems, Inc. (a)	104,519	6,934,836
Digital Turbine, Inc. (a) (b)	204,593	8,963,219
Envestnet, Inc. (a)	126,352	9,405,643
Fair Isaac Corp. (a)	60,883	28,399,484
Manhattan Associates, Inc. (a)	146,258	20,287,447
Mimecast, Ltd. (a)	143,875	11,446,695
NCR Corp. (a)	305,160	12,264,380
Paylocity Holding Corp. (a)	91,914	18,913,144
Qualys, Inc. (a)	77,183	10,991,631
SailPoint Technologies Holding, Inc. (a) (b)	215,659	11,037,428
Teradata Corp. (a)	250,851	12,364,446
		204,503,166
SPECIALTY RETAIL — 3.1%
American Eagle Outfitters, Inc. (b)	354,852	5,961,514
AutoNation, Inc. (a) (b)	92,462	9,207,366
Dick's Sporting Goods, Inc. (b)	145,725	14,575,414
Five Below, Inc. (a)	129,759	20,549,933
Foot Locker, Inc.	201,762	5,984,261
GameStop Corp. Class A (a) (b)	143,253	23,863,085
Gap, Inc. (b)	495,913	6,982,455
Lithia Motors, Inc.	70,194	21,066,623
Murphy USA, Inc.	53,155	10,628,874
RH (a)	40,283	13,135,883
Urban Outfitters, Inc. (a)	151,329	3,799,871
Victoria's Secret & Co. (a)	168,442	8,651,181
Williams-Sonoma, Inc.	169,016	24,507,320
		168,913,780
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Xerox Holdings Corp. (b)	283,645	5,721,120

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Capri Holdings, Ltd. (a)	342,013	$17,576,048
Carter's, Inc. (b)	97,776	8,994,414
Columbia Sportswear Co.	80,181	7,258,786
Crocs, Inc. (a)	136,034	10,392,998
Deckers Outdoor Corp. (a)	63,007	17,249,426
Hanesbrands, Inc. (b)	807,370	12,021,739
Skechers U.S.A., Inc. Class A (a)	311,885	12,712,433
		86,205,844
THRIFTS & MORTGAGE FINANCE — 0.7%
Essent Group, Ltd.	255,327	10,522,026
MGIC Investment Corp.	740,230	10,030,116
New York Community Bancorp, Inc.	1,075,065	11,524,697
Washington Federal, Inc.	151,312	4,966,060
		37,042,899
TRADING COMPANIES & DISTRIBUTORS — 1.0%
GATX Corp. (b)	82,093	10,124,530
MSC Industrial Direct Co., Inc. Class A	108,934	9,282,266
Univar Solutions, Inc. (a)	395,224	12,702,499
Watsco, Inc.	76,520	23,311,053
		55,420,348
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	532,739	27,238,945
TOTAL COMMON STOCKS (Cost $4,714,043,024)		5,375,540,587
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	29,132,986	$29,130,072
State Street Navigator Securities Lending Portfolio II (e) (f)	181,015,143	181,015,143
TOTAL SHORT-TERM INVESTMENTS (Cost $210,144,800)		210,145,215
TOTAL INVESTMENTS — 103.7% (Cost $4,924,187,824)		5,585,685,802
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(201,044,637)
NET ASSETS — 100.0%		$5,384,641,165
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,375,540,587	$—	$—	$5,375,540,587
Short-Term Investments	210,145,215	—	—	210,145,215
TOTAL INVESTMENTS	$5,585,685,802	$—	$—	$5,585,685,802

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,441,967	$2,442,700	$167,411,043	$140,723,831	$(255)	$415	29,132,986	$29,130,072	$2,585
State Street Navigator Securities Lending Portfolio II	89,250,480	89,250,480	661,481,938	569,717,275	—	—	181,015,143	181,015,143	89,259
Total		$91,693,180	$828,892,981	$710,441,106	$(255)	$415		$210,145,215	$91,844
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
Boeing Co. (a)	210,035	$40,221,703
General Dynamics Corp.	88,243	21,282,447
Howmet Aerospace, Inc.	146,790	5,275,633
Huntington Ingalls Industries, Inc.	15,416	3,074,567
L3Harris Technologies, Inc.	74,843	18,596,240
Lockheed Martin Corp.	92,544	40,848,922
Northrop Grumman Corp.	55,978	25,034,481
Raytheon Technologies Corp.	569,720	56,442,160
Textron, Inc.	83,756	6,229,771
TransDigm Group, Inc. (a)	20,041	13,057,513
		230,063,437
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc. (b)	49,436	5,324,752
Expeditors International of Washington, Inc.	64,664	6,670,738
FedEx Corp.	92,956	21,509,089
United Parcel Service, Inc. Class B	277,312	59,472,331
		92,976,910
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	47,807	2,773,284
American Airlines Group, Inc. (a) (b)	243,635	4,446,339
Delta Air Lines, Inc. (a)	243,071	9,618,319
Southwest Airlines Co. (a)	225,447	10,325,473
United Airlines Holdings, Inc. (a)	122,550	5,681,418
		32,844,833
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	103,051	12,336,235
BorgWarner, Inc.	91,323	3,552,465
		15,888,700
AUTOMOBILES — 2.7%
Ford Motor Co.	1,493,547	25,255,880
General Motors Co. (a)	552,507	24,166,656
Tesla, Inc. (a)	319,609	344,410,658
		393,833,194
BANKS — 3.8%
Bank of America Corp.	2,713,965	111,869,637
Citigroup, Inc.	754,775	40,304,985
Citizens Financial Group, Inc.	162,339	7,358,827
Comerica, Inc.	49,825	4,505,675
Fifth Third Bancorp	259,916	11,186,785
First Republic Bank	67,984	11,020,206
Huntington Bancshares, Inc.	550,154	8,043,252
JPMorgan Chase & Co.	1,126,479	153,561,617
KeyCorp.	354,035	7,923,303
M&T Bank Corp.	49,090	8,320,755
People's United Financial, Inc.	162,959	3,257,550
Security Description	Shares	Value
PNC Financial Services Group, Inc.	160,647	$29,631,339
Regions Financial Corp.	362,607	8,071,632
Signature Bank	23,004	6,751,444
SVB Financial Group (a)	22,311	12,481,889
Truist Financial Corp.	510,326	28,935,484
US Bancorp	513,243	27,278,866
Wells Fargo & Co.	1,483,536	71,892,155
Zions Bancorp NA	57,881	3,794,678
		556,190,079
BEVERAGES — 1.5%
Brown-Forman Corp. Class B	69,656	4,668,345
Coca-Cola Co.	1,482,548	91,917,976
Constellation Brands, Inc. Class A	62,347	14,359,761
Molson Coors Beverage Co. Class B (b)	71,622	3,823,182
Monster Beverage Corp. (a)	142,893	11,417,151
PepsiCo, Inc.	527,423	88,280,062
		214,466,477
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	674,110	109,279,972
Amgen, Inc.	214,261	51,812,595
Biogen, Inc. (a)	55,852	11,762,431
Gilead Sciences, Inc.	477,219	28,370,670
Incyte Corp. (a)	71,453	5,674,797
Moderna, Inc. (a)	133,958	23,075,605
Regeneron Pharmaceuticals, Inc. (a)	40,103	28,008,737
Vertex Pharmaceuticals, Inc. (a)	96,904	25,289,037
		283,273,844
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	50,608	3,233,345
Allegion PLC	33,777	3,708,039
Carrier Global Corp.	326,598	14,981,050
Fortune Brands Home & Security, Inc.	51,468	3,823,043
Johnson Controls International PLC	268,285	17,591,448
Masco Corp.	92,857	4,735,707
Trane Technologies PLC	89,128	13,609,846
		61,682,478
CAPITAL MARKETS — 2.9%
Ameriprise Financial, Inc.	42,373	12,727,154
Bank of New York Mellon Corp.	282,451	14,018,043
BlackRock, Inc.	54,365	41,544,102
Cboe Global Markets, Inc.	40,443	4,627,488
Charles Schwab Corp.	571,907	48,217,479
CME Group, Inc.	136,711	32,518,079
FactSet Research Systems, Inc.	14,478	6,285,624
Franklin Resources, Inc.	106,561	2,975,183
Goldman Sachs Group, Inc.	129,344	42,696,454
Intercontinental Exchange, Inc.	214,345	28,319,261
Invesco, Ltd.	130,029	2,998,469

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MarketAxess Holdings, Inc.	14,691	$4,997,878
Moody's Corp.	61,493	20,748,353
Morgan Stanley	541,242	47,304,551
MSCI, Inc.	31,016	15,597,326
Nasdaq, Inc.	44,338	7,901,032
Northern Trust Corp.	78,746	9,169,972
Raymond James Financial, Inc.	70,476	7,746,017
S&P Global, Inc.	135,005	55,376,351
State Street Corp. (c)	138,634	12,077,794
T Rowe Price Group, Inc.	85,709	12,958,344
		430,804,954
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	84,112	21,020,430
Albemarle Corp.	44,532	9,848,252
Celanese Corp.	41,539	5,934,677
CF Industries Holdings, Inc.	81,628	8,412,582
Corteva, Inc.	277,183	15,932,479
Dow, Inc.	281,255	17,921,568
DuPont de Nemours, Inc.	195,893	14,413,807
Eastman Chemical Co.	49,232	5,516,938
Ecolab, Inc.	94,712	16,722,351
FMC Corp.	48,274	6,351,410
International Flavors & Fragrances, Inc.	96,978	12,736,121
Linde PLC (a)	194,976	62,281,183
LyondellBasell Industries NV Class A	100,376	10,320,660
Mosaic Co.	141,036	9,378,894
PPG Industries, Inc.	90,083	11,807,179
Sherwin-Williams Co.	91,861	22,930,343
		251,528,874
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	33,442	14,225,892
Copart, Inc. (a)	81,084	10,173,609
Republic Services, Inc.	79,435	10,525,138
Rollins, Inc.	86,522	3,032,596
Waste Management, Inc.	146,540	23,226,590
		61,183,825
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	85,440	11,874,451
Cisco Systems, Inc.	1,608,437	89,686,447
F5, Inc. (a)	22,988	4,803,343
Juniper Networks, Inc.	123,742	4,598,253
Motorola Solutions, Inc.	64,400	15,597,680
		126,560,174
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	54,240	7,138,526
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	23,689	9,117,659
Vulcan Materials Co.	50,297	9,239,559
		18,357,218
CONSUMER FINANCE — 0.6%
American Express Co.	234,809	43,909,283
Security Description	Shares	Value
Capital One Financial Corp.	158,027	$20,747,365
Discover Financial Services	109,966	12,117,153
Synchrony Financial	198,979	6,926,459
		83,700,260
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	577,920	6,547,834
Avery Dennison Corp.	31,616	5,500,235
Ball Corp.	123,040	11,073,600
International Paper Co.	147,399	6,802,464
Packaging Corp. of America	36,409	5,683,809
Sealed Air Corp.	56,621	3,791,342
Westrock Co.	102,094	4,801,481
		44,200,765
DISTRIBUTORS — 0.1%
Genuine Parts Co.	54,423	6,858,386
LKQ Corp.	102,163	4,639,222
Pool Corp.	15,354	6,492,439
		17,990,047
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (a)	697,920	246,302,947
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	2,716,660	64,194,676
Lumen Technologies, Inc. (b)	350,598	3,951,239
Verizon Communications, Inc.	1,602,775	81,645,359
		149,791,274
ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	95,126	5,943,473
American Electric Power Co., Inc.	191,629	19,118,825
Constellation Energy Corp.	124,249	6,989,006
Duke Energy Corp.	292,867	32,701,529
Edison International	144,111	10,102,181
Entergy Corp.	76,497	8,931,025
Evergy, Inc.	87,289	5,965,330
Eversource Energy	130,837	11,538,515
Exelon Corp.	372,279	17,731,649
FirstEnergy Corp.	207,570	9,519,160
NextEra Energy, Inc.	746,499	63,235,930
NRG Energy, Inc.	93,133	3,572,582
Pinnacle West Capital Corp.	43,021	3,359,940
PPL Corp.	285,550	8,155,308
Southern Co.	403,352	29,247,054
Xcel Energy, Inc.	204,774	14,778,540
		250,890,047
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	88,080	11,730,494
Eaton Corp. PLC	151,807	23,038,230
Emerson Electric Co.	226,760	22,233,818
Generac Holdings, Inc. (a)	23,872	7,096,191
Rockwell Automation, Inc.	44,084	12,344,843
		76,443,576

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	227,431	$17,136,926
CDW Corp.	51,420	9,198,524
Corning, Inc.	285,172	10,525,699
IPG Photonics Corp. (a)	13,178	1,446,417
Keysight Technologies, Inc. (a)	70,197	11,089,020
TE Connectivity, Ltd.	124,347	16,286,970
Teledyne Technologies, Inc. (a)	17,604	8,320,179
Trimble, Inc. (a)	95,673	6,901,850
Zebra Technologies Corp. Class A (a)	20,322	8,407,211
		89,312,796
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	332,920	12,121,617
Halliburton Co.	345,006	13,065,377
Schlumberger NV	533,601	22,043,058
		47,230,052
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	296,277	23,734,751
Electronic Arts, Inc.	107,753	13,631,832
Live Nation Entertainment, Inc. (a)	51,263	6,030,579
Netflix, Inc. (a)	169,168	63,368,641
Take-Two Interactive Software, Inc. (a) (b)	43,880	6,746,111
Walt Disney Co. (a)	693,022	95,054,898
		208,566,812
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. REIT	53,697	10,806,521
American Tower Corp. REIT	173,543	43,597,472
AvalonBay Communities, Inc. REIT	53,288	13,235,141
Boston Properties, Inc. REIT (b)	54,146	6,974,005
Crown Castle International Corp. REIT	165,325	30,518,995
Digital Realty Trust, Inc. REIT	108,146	15,335,103
Duke Realty Corp. REIT	144,687	8,400,527
Equinix, Inc. REIT	34,127	25,309,266
Equity Residential REIT	130,015	11,690,949
Essex Property Trust, Inc. REIT	24,930	8,612,816
Extra Space Storage, Inc. REIT	50,768	10,437,901
Federal Realty Investment Trust REIT	26,660	3,254,386
Healthpeak Properties, Inc. REIT	204,497	7,020,382
Host Hotels & Resorts, Inc. REIT	271,446	5,274,196
Iron Mountain, Inc. REIT (b)	110,079	6,099,477
Kimco Realty Corp. REIT	233,608	5,770,118
Mid-America Apartment Communities, Inc. REIT	43,859	9,186,267
Prologis, Inc. REIT	281,135	45,397,680
Public Storage REIT	58,298	22,752,543
Security Description	Shares	Value
Realty Income Corp. REIT	215,128	$14,908,370
Regency Centers Corp. REIT (b)	58,356	4,163,117
SBA Communications Corp. REIT	41,541	14,294,258
Simon Property Group, Inc. REIT	125,152	16,464,997
UDR, Inc. REIT	110,583	6,344,147
Ventas, Inc. REIT	151,976	9,386,038
Vornado Realty Trust REIT	61,437	2,784,325
Welltower, Inc. REIT	165,547	15,915,689
Weyerhaeuser Co. REIT	285,689	10,827,613
		384,762,299
FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	168,726	97,160,867
Kroger Co.	255,475	14,656,601
Sysco Corp.	194,584	15,887,783
Walmart, Inc.	540,087	80,429,756
Walgreens Boots Alliance, Inc.	273,449	12,242,312
		220,377,319
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	213,470	19,267,802
Campbell Soup Co. (b)	76,958	3,430,018
Conagra Brands, Inc.	182,154	6,114,910
General Mills, Inc.	230,442	15,605,532
Hershey Co.	55,290	11,977,473
Hormel Foods Corp.	107,535	5,542,354
J.M. Smucker Co. (b)	41,538	5,624,660
Kellogg Co.	97,375	6,279,714
Kraft Heinz Co.	269,863	10,629,903
Lamb Weston Holdings, Inc.	55,478	3,323,687
McCormick & Co., Inc.	94,551	9,436,190
Mondelez International, Inc. Class A	531,296	33,354,763
Tyson Foods, Inc. Class A	111,644	10,006,652
		140,593,658
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp. (b)	50,339	6,015,007
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	674,339	79,814,764
ABIOMED, Inc. (a)	17,378	5,756,289
Align Technology, Inc. (a)	27,853	12,143,908
Baxter International, Inc.	190,221	14,749,736
Becton Dickinson & Co.	108,731	28,922,446
Boston Scientific Corp. (a)	542,216	24,014,747
Cooper Cos., Inc.	18,560	7,750,470
DENTSPLY SIRONA, Inc.	83,067	4,088,558
DexCom, Inc. (a)	37,031	18,945,060
Edwards Lifesciences Corp. (a)	237,585	27,968,506
Hologic, Inc. (a)	95,441	7,331,778
IDEXX Laboratories, Inc. (a)	32,329	17,685,903
Intuitive Surgical, Inc. (a)	135,881	40,992,580
Medtronic PLC	511,891	56,794,306
ResMed, Inc.	55,470	13,452,030

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
STERIS PLC	37,952	$9,175,655
Stryker Corp.	127,638	34,124,019
Teleflex, Inc.	17,693	6,278,007
Zimmer Biomet Holdings, Inc.	79,251	10,136,203
		420,124,965
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AmerisourceBergen Corp.	57,010	8,820,017
Anthem, Inc.	92,434	45,405,430
Cardinal Health, Inc.	105,762	5,996,705
Centene Corp. (a)	221,422	18,641,518
Cigna Corp.	123,249	29,531,693
CVS Health Corp.	501,075	50,713,801
DaVita, Inc. (a)	24,981	2,825,601
HCA Healthcare, Inc.	91,233	22,864,814
Henry Schein, Inc. (a)	52,900	4,612,351
Humana, Inc.	48,891	21,275,897
Laboratory Corp. of America Holdings (a)	35,545	9,371,795
McKesson Corp.	57,135	17,490,738
Molina Healthcare, Inc. (a)	22,152	7,389,686
Quest Diagnostics, Inc.	45,447	6,219,876
UnitedHealth Group, Inc.	358,890	183,023,133
Universal Health Services, Inc. Class B	27,815	4,031,784
		438,214,839
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	108,837	10,182,790
HOTELS, RESTAURANTS & LEISURE — 1.9%
Booking Holdings, Inc. (a)	15,691	36,849,529
Caesars Entertainment, Inc. (a)	81,324	6,291,225
Carnival Corp. (a)	304,084	6,148,579
Chipotle Mexican Grill, Inc. (a)	10,705	16,935,631
Darden Restaurants, Inc.	48,817	6,490,220
Domino's Pizza, Inc. (b)	14,016	5,704,652
Expedia Group, Inc. (a)	55,235	10,807,832
Hilton Worldwide Holdings, Inc. (a)	105,892	16,068,052
Las Vegas Sands Corp. (a) (b)	130,877	5,087,189
Marriott International, Inc. Class A (a)	104,052	18,287,139
McDonald's Corp.	285,178	70,518,816
MGM Resorts International	143,750	6,028,875
Norwegian Cruise Line Holdings, Ltd. (a) (b)	141,116	3,087,618
Penn National Gaming, Inc. (a)	63,438	2,691,040
Royal Caribbean Cruises, Ltd. (a) (b)	85,477	7,161,263
Starbucks Corp.	439,196	39,953,660
Wynn Resorts, Ltd. (a) (b)	39,887	3,180,589
Yum! Brands, Inc.	110,324	13,076,704
		274,368,613
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	123,062	9,169,350
Garmin, Ltd.	58,081	6,888,987
Security Description	Shares	Value
Lennar Corp. Class A	99,736	$8,095,571
Mohawk Industries, Inc. (a)	20,935	2,600,127
Newell Brands, Inc.	143,902	3,080,942
NVR, Inc. (a)	1,151	5,141,828
PulteGroup, Inc.	96,485	4,042,721
Whirlpool Corp. (b)	22,524	3,891,697
		42,911,223
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	92,385	9,181,221
Clorox Co. (b)	46,896	6,519,951
Colgate-Palmolive Co.	320,171	24,278,567
Kimberly-Clark Corp.	127,734	15,731,720
Procter & Gamble Co.	915,115	139,829,572
		195,541,031
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	253,045	6,510,848
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	218,064	32,465,368
General Electric Co.	417,673	38,217,080
Honeywell International, Inc.	261,887	50,957,972
Roper Technologies, Inc.	40,020	18,898,645
		140,539,065
INSURANCE — 2.1%
Aflac, Inc.	229,077	14,750,268
Allstate Corp.	107,110	14,835,806
American International Group, Inc.	315,851	19,825,967
Aon PLC Class A	81,997	26,700,683
Arthur J Gallagher & Co.	78,714	13,743,464
Assurant, Inc.	21,727	3,950,620
Brown & Brown, Inc.	88,604	6,403,411
Chubb, Ltd.	163,915	35,061,419
Cincinnati Financial Corp.	56,845	7,728,646
Everest Re Group, Ltd.	15,105	4,552,345
Globe Life, Inc.	35,198	3,540,919
Hartford Financial Services Group, Inc.	127,805	9,177,677
Lincoln National Corp.	64,758	4,232,583
Loews Corp.	74,914	4,855,926
Marsh & McLennan Cos., Inc.	192,051	32,729,331
MetLife, Inc.	267,864	18,825,482
Principal Financial Group, Inc.	93,767	6,883,436
Progressive Corp.	222,452	25,357,304
Prudential Financial, Inc.	143,716	16,982,920
Travelers Cos., Inc.	92,056	16,821,393
Willis Towers Watson PLC	46,538	10,993,206
WR Berkley Corp.	79,886	5,319,575
		303,272,381
INTERACTIVE MEDIA & SERVICES — 5.7%
Alphabet, Inc. Class A (a)	114,733	319,112,629
Alphabet, Inc. Class C (a)	106,075	296,266,414
Match Group, Inc. (a)	107,837	11,726,195

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Meta Platforms, Inc. Class A (a)	881,560	$196,023,682
Twitter, Inc. (a) (b)	304,011	11,762,186
		834,891,106
INTERNET & DIRECT MARKETING RETAIL — 3.9%
Amazon.com, Inc. (a)	167,057	544,597,467
eBay, Inc.	237,936	13,624,215
Etsy, Inc. (a) (b)	48,323	6,005,583
		564,227,265
IT SERVICES — 4.3%
Accenture PLC Class A	241,093	81,303,792
Akamai Technologies, Inc. (a) (b)	61,716	7,368,273
Automatic Data Processing, Inc.	160,197	36,451,225
Broadridge Financial Solutions, Inc.	44,362	6,907,607
Cognizant Technology Solutions Corp. Class A	199,321	17,873,114
DXC Technology Co. (a)	95,722	3,123,409
EPAM Systems, Inc. (a)	21,608	6,409,149
Fidelity National Information Services, Inc.	231,566	23,253,858
Fiserv, Inc. (a)	225,991	22,915,488
FleetCor Technologies, Inc. (a)	31,048	7,732,815
Gartner, Inc. (a)	31,372	9,331,915
Global Payments, Inc.	108,684	14,872,319
International Business Machines Corp.	342,468	44,527,689
Jack Henry & Associates, Inc.	27,995	5,516,415
Mastercard, Inc. Class A	329,487	117,752,064
Paychex, Inc.	122,062	16,657,801
PayPal Holdings, Inc. (a)	444,774	51,438,113
VeriSign, Inc. (a)	36,868	8,201,655
Visa, Inc. Class A	633,188	140,422,103
		622,058,804
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc. (b)	49,351	4,042,834
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Agilent Technologies, Inc.	115,223	15,247,460
Bio-Rad Laboratories, Inc. Class A (a)	8,004	4,508,093
Bio-Techne Corp.	15,059	6,521,149
Charles River Laboratories International, Inc. (a)	18,883	5,362,205
Danaher Corp.	242,612	71,165,378
Illumina, Inc. (a)	59,506	20,791,396
IQVIA Holdings, Inc. (a)	72,565	16,777,754
Mettler-Toledo International, Inc. (a)	8,840	12,139,000
PerkinElmer, Inc.	48,141	8,398,679
Thermo Fisher Scientific, Inc.	149,819	88,490,592
Waters Corp. (a)	23,103	7,170,940
West Pharmaceutical Services, Inc.	28,110	11,545,058
		268,117,704
Security Description	Shares	Value
MACHINERY — 1.5%
Caterpillar, Inc.	205,620	$45,816,248
Cummins, Inc.	54,637	11,206,595
Deere & Co.	107,056	44,477,486
Dover Corp.	54,798	8,597,806
Fortive Corp.	136,281	8,303,601
IDEX Corp.	28,766	5,515,305
Illinois Tool Works, Inc.	108,796	22,781,882
Ingersoll Rand, Inc.	154,937	7,801,078
Nordson Corp.	20,612	4,680,573
Otis Worldwide Corp.	161,806	12,450,972
PACCAR, Inc.	132,250	11,647,258
Parker-Hannifin Corp.	49,100	13,932,616
Pentair PLC	62,661	3,396,853
Snap-on, Inc.	20,701	4,253,641
Stanley Black & Decker, Inc.	61,873	8,649,227
Westinghouse Air Brake Technologies Corp.	71,045	6,832,398
Xylem, Inc.	68,538	5,843,550
		226,187,089
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	45,511	24,827,161
Comcast Corp. Class A	1,727,137	80,864,554
Discovery, Inc. Class A (a)	64,451	1,606,119
Discovery, Inc. Class C (a)	115,530	2,884,784
DISH Network Corp. Class A (a) (b)	96,188	3,044,350
Fox Corp. Class A	121,798	4,804,931
Fox Corp. Class B	55,826	2,025,367
Interpublic Group of Cos., Inc.	149,651	5,305,128
News Corp. Class A	151,100	3,346,865
News Corp. Class B	46,797	1,053,868
Omnicom Group, Inc.	79,810	6,774,273
Paramount Global Class B (b)	230,166	8,702,577
		145,239,977
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	559,162	27,812,718
Newmont Corp.	303,277	24,095,357
Nucor Corp.	103,903	15,445,181
		67,353,256
MULTI-UTILITIES — 0.8%
Ameren Corp.	97,852	9,174,604
CenterPoint Energy, Inc.	239,563	7,340,210
CMS Energy Corp.	110,183	7,706,199
Consolidated Edison, Inc.	134,425	12,727,359
Dominion Energy, Inc.	307,671	26,142,805
DTE Energy Co.	73,316	9,693,108
NiSource, Inc.	149,189	4,744,210
Public Service Enterprise Group, Inc.	192,668	13,486,760
Sempra Energy	121,396	20,409,095
WEC Energy Group, Inc.	120,055	11,982,690
		123,407,040

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 0.5%
Dollar General Corp.	88,692	$19,745,500
Dollar Tree, Inc. (a)	85,744	13,731,902
Target Corp.	182,942	38,823,951
		72,301,353
OIL, GAS & CONSUMABLE FUELS — 3.5%
APA Corp.	138,093	5,707,384
Chevron Corp.	735,033	119,685,423
ConocoPhillips	497,146	49,714,600
Coterra Energy, Inc.	308,467	8,319,355
Devon Energy Corp.	239,471	14,159,920
Diamondback Energy, Inc.	64,850	8,889,638
EOG Resources, Inc.	223,180	26,609,751
Exxon Mobil Corp.	1,613,833	133,286,467
Hess Corp.	104,784	11,216,079
Kinder Morgan, Inc.	742,855	14,047,388
Marathon Oil Corp.	296,234	7,438,436
Marathon Petroleum Corp.	221,054	18,900,117
Occidental Petroleum Corp.	336,751	19,107,252
ONEOK, Inc.	169,939	12,002,792
Phillips 66	166,487	14,382,812
Pioneer Natural Resources Co.	86,375	21,596,341
Valero Energy Corp.	155,426	15,781,956
Williams Cos., Inc.	462,160	15,440,766
		516,286,477
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	88,220	24,024,070
PHARMACEUTICALS — 3.9%
Bristol-Myers Squibb Co.	832,158	60,772,499
Catalent, Inc. (a)	65,185	7,229,017
Eli Lilly & Co.	302,116	86,516,959
Johnson & Johnson	1,003,189	177,795,186
Merck & Co., Inc.	963,535	79,058,047
Organon & Co.	97,149	3,393,415
Pfizer, Inc.	2,140,052	110,790,492
Viatris, Inc.	459,621	5,000,676
Zoetis, Inc.	180,229	33,989,387
		564,545,678
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	46,112	10,933,155
Jacobs Engineering Group, Inc.	49,459	6,815,945
Leidos Holdings, Inc.	53,984	5,831,352
Nielsen Holdings PLC	136,557	3,719,813
Robert Half International, Inc.	41,856	4,779,118
Verisk Analytics, Inc.	61,226	13,140,936
		45,220,319
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	127,230	11,644,090
ROAD & RAIL — 1.0%
CSX Corp.	843,986	31,607,276
JB Hunt Transport Services, Inc.	32,074	6,440,138
Norfolk Southern Corp.	91,532	26,106,757
Old Dominion Freight Line, Inc.	35,207	10,515,627
Security Description	Shares	Value
Union Pacific Corp.	243,168	$66,435,929
		141,105,727
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Advanced Micro Devices, Inc. (a)	622,137	68,024,460
Analog Devices, Inc.	200,596	33,134,447
Applied Materials, Inc.	339,070	44,689,426
Broadcom, Inc.	157,204	98,988,215
Enphase Energy, Inc. (a)	51,211	10,333,356
Intel Corp.	1,551,617	76,898,138
KLA Corp.	57,625	21,094,207
Lam Research Corp.	53,297	28,653,000
Microchip Technology, Inc.	210,956	15,851,234
Micron Technology, Inc.	425,444	33,137,833
Monolithic Power Systems, Inc.	16,425	7,977,294
NVIDIA Corp.	952,529	259,907,063
NXP Semiconductors NV	100,823	18,660,321
Qorvo, Inc. (a)	41,468	5,146,179
QUALCOMM, Inc.	426,416	65,164,893
Skyworks Solutions, Inc.	62,527	8,333,599
SolarEdge Technologies, Inc. (a)	20,104	6,480,926
Teradyne, Inc. (b)	61,895	7,317,846
Texas Instruments, Inc.	351,471	64,487,899
		874,280,336
SOFTWARE — 8.9%
Adobe, Inc. (a)	180,144	82,077,209
ANSYS, Inc. (a)	33,185	10,541,215
Autodesk, Inc. (a)	83,586	17,916,659
Cadence Design Systems, Inc. (a)	105,393	17,332,933
Ceridian HCM Holding, Inc. (a)	51,623	3,528,948
Citrix Systems, Inc.	47,499	4,792,649
Fortinet, Inc. (a)	51,452	17,583,207
Intuit, Inc.	107,896	51,880,713
Microsoft Corp.	2,859,658	881,661,158
NortonLifeLock, Inc. (b)	221,158	5,865,110
Oracle Corp.	601,483	49,760,689
Paycom Software, Inc. (a)	18,266	6,326,977
PTC, Inc. (a)	39,824	4,289,841
salesforce.com, Inc. (a)	373,500	79,301,520
ServiceNow, Inc. (a)	75,836	42,232,310
Synopsys, Inc. (a)	58,260	19,416,310
Tyler Technologies, Inc. (a)	15,663	6,968,312
		1,301,475,760
SPECIALTY RETAIL — 2.0%
Advance Auto Parts, Inc.	23,838	4,933,513
AutoZone, Inc. (a)	7,748	15,841,406
Bath & Body Works, Inc.	98,412	4,704,094
Best Buy Co., Inc. (b)	82,658	7,513,612
CarMax, Inc. (a) (b)	61,667	5,949,632
Home Depot, Inc.	398,658	119,330,299
Lowe's Cos., Inc.	257,223	52,007,918

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
O'Reilly Automotive, Inc. (a)	25,757	$17,642,515
Ross Stores, Inc.	135,300	12,239,238
TJX Cos., Inc.	455,397	27,587,950
Tractor Supply Co.	43,298	10,104,454
Ulta Beauty, Inc. (a)	20,784	8,276,605
		286,131,236
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.4%
Apple, Inc.	5,919,052	1,033,525,670
Hewlett Packard Enterprise Co.	497,808	8,318,372
HP, Inc. (b)	413,349	15,004,569
NetApp, Inc.	85,086	7,062,138
Seagate Technology Holdings PLC	76,880	6,911,512
Western Digital Corp. (a)	118,916	5,904,179
		1,076,726,440
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	486,031	65,400,331
PVH Corp.	27,078	2,074,445
Ralph Lauren Corp.	18,113	2,054,739
Tapestry, Inc.	100,753	3,742,974
Under Armour, Inc. Class A (a)	73,429	1,249,762
Under Armour, Inc. Class C (a) (b)	79,562	1,237,985
VF Corp.	124,098	7,056,212
		82,816,448
TOBACCO — 0.6%
Altria Group, Inc.	696,031	36,367,620
Philip Morris International, Inc.	591,648	55,579,413
		91,947,033
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	219,444	13,034,974
United Rentals, Inc. (a)	27,483	9,762,236
W.W. Grainger, Inc.	16,451	8,485,261
		31,282,471
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	69,251	$11,463,118
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	223,414	28,675,187
TOTAL COMMON STOCKS (Cost $12,322,880,633)		14,590,086,955
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e) (f)	13,564,939	13,563,582
State Street Navigator Securities Lending Portfolio II (c) (g)	73,594,074	73,594,074
TOTAL SHORT-TERM INVESTMENTS (Cost $87,156,279)		87,157,656
TOTAL INVESTMENTS — 100.4% (Cost $12,410,036,912)		14,677,244,611
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(64,437,796)
NET ASSETS — 100.0%		$14,612,806,815
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	06/17/2022	$10,086,173	$10,873,800	$787,627
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,590,086,955	$—	$—	$14,590,086,955
Short-Term Investments	87,157,656	—	—	87,157,656
TOTAL INVESTMENTS	$14,677,244,611	$—	$—	$14,677,244,611
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	787,627	—	—	787,627
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	103,137	$8,486,112	$4,869,393	$1,595,267	$381,199	$(63,643)	138,634	$12,077,794	$217,599
State Street Institutional Liquid Reserves Fund, Premier Class	10,105,434	10,108,466	240,388,001	236,930,717	(3,443)	1,275	13,564,939	13,563,582	5,094
State Street Navigator Securities Lending Portfolio II	9,169,527	9,169,527	382,698,317	318,273,770	—	—	73,594,074	73,594,074	31,732
Total		$27,764,105	$627,955,711	$556,799,754	$377,756	$(62,368)		$99,235,450	$254,425
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.2%
L3Harris Technologies, Inc.	60,591	$15,055,046
TransDigm Group, Inc. (a)	16,998	11,074,877
		26,129,923
AIR FREIGHT & LOGISTICS — 0.4%
Expeditors International of Washington, Inc.	125,220	12,917,695
United Parcel Service, Inc. Class B	231,011	49,542,619
		62,460,314
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	81,492	9,755,407
AUTOMOBILES — 4.6%
Tesla, Inc. (a)	617,592	665,517,139
BANKS — 2.1%
Bank of America Corp.	2,307,480	95,114,326
Comerica, Inc.	43,380	3,922,853
First Republic Bank	132,265	21,440,156
JPMorgan Chase & Co.	1,002,036	136,597,548
Regions Financial Corp.	315,025	7,012,457
Signature Bank	46,309	13,591,228
SVB Financial Group (a)	43,345	24,249,360
Zions Bancorp NA	55,045	3,608,750
		305,536,678
BEVERAGES — 0.6%
Monster Beverage Corp. (a)	143,583	11,472,282
PepsiCo, Inc.	428,386	71,703,248
		83,175,530
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	704,134	114,147,163
Amgen, Inc.	170,124	41,139,386
Incyte Corp. (a)	59,238	4,704,682
Moderna, Inc. (a)	260,188	44,819,985
Regeneron Pharmaceuticals, Inc. (a)	78,686	54,955,876
Vertex Pharmaceuticals, Inc. (a)	112,587	29,381,829
		289,148,921
BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	48,978	3,129,204
Fortune Brands Home & Security, Inc.	44,941	3,338,218
Johnson Controls International PLC	319,023	20,918,338
Masco Corp.	86,017	4,386,867
		31,772,627
CAPITAL MARKETS — 3.2%
Ameriprise Financial, Inc.	50,476	15,160,971
BlackRock, Inc.	54,808	41,882,629
Cboe Global Markets, Inc.	45,307	5,184,027
Charles Schwab Corp.	754,245	63,590,396
FactSet Research Systems, Inc.	16,192	7,029,757
Security Description	Shares	Value
Franklin Resources, Inc.	92,756	$2,589,748
Goldman Sachs Group, Inc.	250,384	82,651,758
Intercontinental Exchange, Inc.	236,937	31,304,116
MarketAxess Holdings, Inc.	13,420	4,565,484
Moody's Corp.	78,782	26,581,835
Morgan Stanley	512,518	44,794,073
MSCI, Inc.	59,929	30,137,096
Nasdaq, Inc.	67,520	12,032,064
Raymond James Financial, Inc.	80,962	8,898,533
S&P Global, Inc.	159,136	65,274,405
T Rowe Price Group, Inc.	118,319	17,888,650
		459,565,542
CHEMICALS — 0.8%
Albemarle Corp.	58,890	13,023,524
Celanese Corp.	34,384	4,912,442
CF Industries Holdings, Inc.	94,556	9,744,941
Linde PLC (a)	192,738	61,566,299
Sherwin-Williams Co.	94,287	23,535,921
		112,783,127
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	29,843	12,694,914
Copart, Inc. (a)	107,250	13,456,657
Republic Services, Inc.	67,568	8,952,760
Rollins, Inc.	73,124	2,562,996
Waste Management, Inc.	144,422	22,890,887
		60,558,214
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	165,645	23,021,342
Cisco Systems, Inc.	1,399,852	78,055,748
F5, Inc. (a)	23,559	4,922,653
Motorola Solutions, Inc.	73,640	17,835,608
		123,835,351
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	56,569	7,445,046
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	26,588	10,233,455
Vulcan Materials Co.	46,754	8,588,710
		18,822,165
CONSUMER FINANCE — 0.6%
American Express Co.	199,677	37,339,599
Capital One Financial Corp.	146,601	19,247,245
Discover Financial Services	212,471	23,412,180
Synchrony Financial	228,936	7,969,262
		87,968,286
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	31,080	5,406,988
Sealed Air Corp.	59,888	4,010,100
		9,417,088
DISTRIBUTORS — 0.1%
LKQ Corp.	84,660	3,844,411

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Pool Corp.	29,571	$12,504,097
		16,348,508
ELECTRIC UTILITIES — 0.0% (b)
NRG Energy, Inc.	179,848	6,898,969
ELECTRICAL EQUIPMENT — 0.2%
Generac Holdings, Inc. (a)	46,708	13,884,420
Rockwell Automation, Inc.	44,358	12,421,571
		26,305,991
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	234,111	17,640,264
CDW Corp.	59,275	10,603,705
Keysight Technologies, Inc. (a)	101,786	16,079,134
Trimble, Inc. (a)	103,232	7,447,157
Zebra Technologies Corp. Class A (a)	28,740	11,889,738
		63,659,998
ENTERTAINMENT — 0.9%
Live Nation Entertainment, Inc. (a)	42,680	5,020,875
Netflix, Inc. (a)	327,553	122,698,078
Take-Two Interactive Software, Inc. (a) (c)	52,533	8,076,424
		135,795,377
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.0%
American Tower Corp. REIT	171,263	43,024,691
AvalonBay Communities, Inc. REIT	43,080	10,699,780
Crown Castle International Corp. REIT	143,593	26,507,268
Duke Realty Corp. REIT	181,853	10,558,385
Equinix, Inc. REIT	30,533	22,643,884
Essex Property Trust, Inc. REIT	20,990	7,251,625
Extra Space Storage, Inc. REIT	98,805	20,314,308
Federal Realty Investment Trust REIT	21,590	2,635,491
Iron Mountain, Inc. REIT	129,740	7,188,893
Mid-America Apartment Communities, Inc. REIT	52,476	10,991,098
Prologis, Inc. REIT	332,746	53,731,824
Public Storage REIT	66,260	25,859,953
SBA Communications Corp. REIT	44,852	15,433,573
Simon Property Group, Inc. REIT	145,532	19,146,190
UDR, Inc. REIT	117,575	6,745,278
Weyerhaeuser Co. REIT	230,992	8,754,597
		291,486,838
FOOD & STAPLES RETAILING — 0.7%
Costco Wholesale Corp.	166,931	96,127,216
FOOD PRODUCTS — 0.1%
Hershey Co.	48,083	10,416,220
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	691,195	$81,809,840
ABIOMED, Inc. (a)	18,433	6,105,747
Align Technology, Inc. (a)	54,064	23,571,904
DexCom, Inc. (a)	71,607	36,634,141
Edwards Lifesciences Corp. (a)	290,268	34,170,349
Hologic, Inc. (a)	137,787	10,584,797
IDEXX Laboratories, Inc. (a)	43,167	23,614,939
Intuitive Surgical, Inc. (a)	181,658	54,802,585
ResMed, Inc.	62,184	15,080,242
STERIS PLC	30,885	7,467,067
Stryker Corp.	101,316	27,086,833
		320,928,444
HEALTH CARE PROVIDERS & SERVICES — 1.4%
HCA Healthcare, Inc.	102,452	25,676,520
Laboratory Corp. of America Holdings (a)	37,453	9,874,858
Molina Healthcare, Inc. (a)	21,135	7,050,425
Quest Diagnostics, Inc.	41,251	5,645,612
UnitedHealth Group, Inc.	291,474	148,642,996
		196,890,411
HOTELS, RESTAURANTS & LEISURE — 1.1%
Caesars Entertainment, Inc. (a)	100,614	7,783,499
Chipotle Mexican Grill, Inc. (a)	13,865	21,934,846
Domino's Pizza, Inc.	17,891	7,281,816
Hilton Worldwide Holdings, Inc. (a)	84,017	12,748,740
McDonald's Corp.	247,764	61,267,082
Starbucks Corp.	432,814	39,373,089
Yum! Brands, Inc.	101,816	12,068,250
		162,457,322
HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	127,039	9,465,676
Garmin, Ltd.	56,955	6,755,433
Newell Brands, Inc.	147,432	3,156,519
NVR, Inc. (a)	1,100	4,913,997
		24,291,625
INSURANCE — 0.7%
Aon PLC Class A	95,073	30,958,621
Arthur J Gallagher & Co.	67,528	11,790,389
Brown & Brown, Inc.	118,762	8,582,930
Cincinnati Financial Corp.	51,776	7,039,465
Marsh & McLennan Cos., Inc.	227,223	38,723,343
		97,094,748
INTERACTIVE MEDIA & SERVICES — 11.0%
Alphabet, Inc. Class A (a)	221,870	617,098,124
Alphabet, Inc. Class C (a)	204,840	572,116,072
Meta Platforms, Inc. Class A (a)	1,703,502	378,790,705
Twitter, Inc. (a)	282,064	10,913,056
		1,578,917,957
INTERNET & DIRECT MARKETING RETAIL — 7.6%
Amazon.com, Inc. (a)	322,835	1,052,425,958

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
eBay, Inc.	355,906	$20,379,178
Etsy, Inc. (a)	93,499	11,620,056
		1,084,425,192
IT SERVICES — 3.3%
Accenture PLC Class A	270,250	91,136,407
Akamai Technologies, Inc. (a)	50,038	5,974,037
Automatic Data Processing, Inc.	164,847	37,509,286
Broadridge Financial Solutions, Inc.	37,603	5,855,163
EPAM Systems, Inc. (a)	41,955	12,444,273
Gartner, Inc. (a)	60,722	18,062,366
Mastercard, Inc. Class A	299,239	106,942,034
Paychex, Inc.	125,745	17,160,420
PayPal Holdings, Inc. (a)	464,084	53,671,315
VeriSign, Inc. (a)	33,327	7,413,924
Visa, Inc. Class A (c)	526,162	116,686,947
		472,856,172
LIFE SCIENCES TOOLS & SERVICES — 2.9%
Agilent Technologies, Inc.	134,138	17,750,482
Bio-Rad Laboratories, Inc. Class A (a)	8,780	4,945,159
Bio-Techne Corp.	29,096	12,599,732
Charles River Laboratories International, Inc. (a)	37,330	10,600,600
Danaher Corp.	318,917	93,547,924
Illumina, Inc. (a)	56,545	19,756,823
IQVIA Holdings, Inc. (a)	102,931	23,798,676
Mettler-Toledo International, Inc. (a)	10,653	14,628,593
PerkinElmer, Inc.	93,349	16,285,667
Thermo Fisher Scientific, Inc.	290,457	171,558,427
Waters Corp. (a)	33,403	10,367,957
West Pharmaceutical Services, Inc.	54,608	22,428,052
		418,268,092
MACHINERY — 0.7%
Deere & Co.	95,556	39,699,696
Dover Corp.	48,678	7,637,578
IDEX Corp.	22,976	4,405,188
Illinois Tool Works, Inc.	86,515	18,116,241
Nordson Corp.	24,056	5,462,637
Otis Worldwide Corp.	124,763	9,600,513
Pentair PLC	70,568	3,825,491
Xylem, Inc.	54,245	4,624,929
		93,372,273
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	477,267	23,739,261
Nucor Corp.	108,319	16,101,619
		39,840,880
MULTILINE RETAIL — 0.3%
Target Corp.	194,457	41,267,665
OIL, GAS & CONSUMABLE FUELS — 1.0%
APA Corp.	146,832	6,068,567
Security Description	Shares	Value
Devon Energy Corp.	463,691	$27,418,049
Diamondback Energy, Inc.	125,842	17,250,421
EOG Resources, Inc.	198,808	23,703,878
Hess Corp.	143,888	15,401,771
Occidental Petroleum Corp.	267,276	15,165,240
ONEOK, Inc.	140,834	9,947,105
Pioneer Natural Resources Co.	93,956	23,491,819
		138,446,850
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	100,666	27,413,365
PHARMACEUTICALS — 2.3%
Catalent, Inc. (a)	79,200	8,783,280
Eli Lilly & Co.	585,155	167,570,837
Pfizer, Inc.	2,235,271	115,719,980
Zoetis, Inc.	230,455	43,461,508
		335,535,605
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	90,074	21,356,545
Jacobs Engineering Group, Inc.	42,113	5,803,593
Robert Half International, Inc.	55,574	6,345,439
Verisk Analytics, Inc.	60,733	13,035,124
		46,540,701
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	123,742	11,324,868
ROAD & RAIL — 0.6%
JB Hunt Transport Services, Inc.	36,479	7,324,618
Old Dominion Freight Line, Inc.	68,795	20,547,691
Union Pacific Corp.	192,704	52,648,660
		80,520,969
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.6%
Advanced Micro Devices, Inc. (a)	1,205,079	131,763,338
Applied Materials, Inc.	655,041	86,334,404
Broadcom, Inc.	173,578	109,298,595
Enphase Energy, Inc. (a)	99,633	20,103,947
KLA Corp.	111,865	40,949,302
Lam Research Corp.	102,968	55,356,627
Microchip Technology, Inc.	196,931	14,797,395
Monolithic Power Systems, Inc.	31,869	15,478,136
NVIDIA Corp.	1,844,348	503,248,795
NXP Semiconductors NV	123,548	22,866,264
Qorvo, Inc. (a)	39,704	4,927,266
QUALCOMM, Inc.	831,364	127,049,047
Skyworks Solutions, Inc.	57,030	7,600,958
SolarEdge Technologies, Inc. (a)	28,886	9,311,980
Teradyne, Inc.	120,327	14,226,261
Texas Instruments, Inc.	333,859	61,256,449
		1,224,568,764
SOFTWARE — 16.7%
Adobe, Inc. (a)	347,880	158,501,086

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ANSYS, Inc. (a)	39,745	$12,624,999
Autodesk, Inc. (a)	103,902	22,271,394
Cadence Design Systems, Inc. (a)	204,607	33,649,667
Ceridian HCM Holding, Inc. (a)	40,973	2,800,914
Fortinet, Inc. (a)	100,152	34,225,944
Intuit, Inc.	208,697	100,349,866
Microsoft Corp.	5,530,576	1,705,131,887
Oracle Corp.	1,162,350	96,161,216
Paycom Software, Inc. (a)	26,573	9,204,356
PTC, Inc. (a)	38,849	4,184,814
salesforce.com, Inc. (a)	443,276	94,116,360
ServiceNow, Inc. (a)	147,532	82,159,095
Synopsys, Inc. (a)	75,357	25,114,227
Tyler Technologies, Inc. (a)	18,739	8,336,794
		2,388,832,619
SPECIALTY RETAIL — 2.7%
Advance Auto Parts, Inc.	22,290	4,613,138
AutoZone, Inc. (a)	15,468	31,625,564
Bath & Body Works, Inc.	126,324	6,038,287
CarMax, Inc. (a)	63,070	6,084,994
Home Depot, Inc.	585,454	175,243,946
Lowe's Cos., Inc.	497,072	100,502,988
O'Reilly Automotive, Inc. (a)	49,566	33,950,727
Tractor Supply Co.	83,728	19,539,603
Ulta Beauty, Inc. (a)	22,391	8,916,544
		386,515,791
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 14.2%
Apple, Inc.	11,437,284	1,997,064,159
HP, Inc.	399,335	14,495,860
NetApp, Inc.	116,646	9,681,618
Seagate Technology Holdings PLC	110,514	9,935,209
		2,031,176,846
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	508,849	68,470,722
Under Armour, Inc. Class A (a)	59,572	1,013,915
Under Armour, Inc. Class C (a)	67,868	1,056,026
		70,540,663
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	202,850	$12,049,290
United Rentals, Inc. (a)	32,007	11,369,206
		23,418,496
TOTAL COMMON STOCKS (Cost $12,374,744,645)		14,296,376,793
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	8,223,083	8,222,261
State Street Navigator Securities Lending Portfolio II (f) (g)	216,262	216,262
TOTAL SHORT-TERM INVESTMENTS (Cost $8,438,059)		8,438,523
TOTAL INVESTMENTS — 100.0% (Cost $12,383,182,704)		14,304,815,316
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		1,336,636
NET ASSETS — 100.0%		$14,306,151,952
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,296,376,793	$—	$—	$14,296,376,793
Short-Term Investments	8,438,523	—	—	8,438,523
TOTAL INVESTMENTS	$14,304,815,316	$—	$—	$14,304,815,316
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,554,231	$4,555,597	$207,442,790	$203,774,743	$(1,847)	$464	8,223,083	$8,222,261	$3,665
State Street Navigator Securities Lending Portfolio II	—	—	22,934,199	22,717,937	—	—	216,262	216,262	624
Total		$4,555,597	$230,376,989	$226,492,680	$(1,847)	$464		$8,438,523	$4,289
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BANKS — 11.2%
Citigroup, Inc.	1,229,009	$65,629,081
Citizens Financial Group, Inc.	1,508,064	68,360,541
Comerica, Inc.	851,224	76,976,186
Huntington Bancshares, Inc.	4,927,073	72,033,807
KeyCorp.	3,083,661	69,012,333
M&T Bank Corp.	462,497	78,393,242
People's United Financial, Inc.	4,009,379	80,147,486
Regions Financial Corp.	3,354,761	74,676,980
Truist Financial Corp.	1,236,885	70,131,380
US Bancorp	1,356,483	72,097,071
		727,458,107
BIOTECHNOLOGY — 3.8%
AbbVie, Inc.	583,092	94,525,044
Amgen, Inc.	340,858	82,426,282
Gilead Sciences, Inc.	1,123,749	66,806,878
		243,758,204
CAPITAL MARKETS — 1.0%
Franklin Resources, Inc.	2,431,688	67,892,729
CHEMICALS — 2.6%
Dow, Inc.	1,361,013	86,723,748
LyondellBasell Industries NV Class A	825,108	84,837,605
		171,561,353
CONTAINERS & PACKAGING — 2.3%
Amcor PLC	6,464,703	73,245,085
International Paper Co.	1,597,761	73,736,670
		146,981,755
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc.	2,925,597	69,131,857
Lumen Technologies, Inc. (a)	6,290,611	70,895,186
Verizon Communications, Inc.	1,455,093	74,122,437
		214,149,480
ELECTRIC UTILITIES — 11.6%
American Electric Power Co., Inc.	864,697	86,270,820
Duke Energy Corp.	751,209	83,879,997
Edison International	1,237,508	86,749,311
Entergy Corp.	712,235	83,153,436
Evergy, Inc.	1,212,012	82,828,900
FirstEnergy Corp.	1,865,350	85,544,951
Pinnacle West Capital Corp.	1,090,685	85,182,498
PPL Corp.	2,606,939	74,454,178
Southern Co.	1,143,819	82,938,316
		751,002,407
ENERGY EQUIPMENT & SERVICES — 1.6%
Baker Hughes Co.	2,846,619	103,645,398
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 13.9%
Boston Properties, Inc. REIT	669,886	86,281,317
Security Description	Shares	Value
Federal Realty Investment Trust REIT	626,421	$76,467,211
Healthpeak Properties, Inc. REIT	2,210,550	75,888,181
Iron Mountain, Inc. REIT (a)	1,736,763	96,234,038
Kimco Realty Corp. REIT	3,241,895	80,074,806
Realty Income Corp. REIT	1,126,369	78,057,372
Regency Centers Corp. REIT	1,086,999	77,546,509
Simon Property Group, Inc. REIT	527,442	69,390,270
Ventas, Inc. REIT	1,489,958	92,019,806
Vornado Realty Trust REIT	1,860,411	84,313,827
Welltower, Inc. REIT	895,808	86,122,981
		902,396,318
FOOD & STAPLES RETAILING — 1.0%
Walgreens Boots Alliance, Inc.	1,471,152	65,863,475
FOOD PRODUCTS — 5.9%
Campbell Soup Co.	1,700,325	75,783,485
Conagra Brands, Inc. (a)	2,182,389	73,262,799
General Mills, Inc.	1,124,142	76,126,896
Kellogg Co. (a)	1,164,065	75,070,552
Kraft Heinz Co.	2,117,617	83,412,934
		383,656,666
HEALTH CARE PROVIDERS & SERVICES — 1.3%
Cardinal Health, Inc.	1,516,591	85,990,710
HOUSEHOLD DURABLES — 1.1%
Newell Brands, Inc. (a)	3,291,688	70,475,040
HOUSEHOLD PRODUCTS — 1.0%
Kimberly-Clark Corp.	543,425	66,928,223
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	445,936	66,390,952
INSURANCE — 3.8%
MetLife, Inc.	1,178,143	82,799,890
Principal Financial Group, Inc.	1,067,921	78,396,081
Prudential Financial, Inc.	704,090	83,202,315
		244,398,286
IT SERVICES — 1.2%
International Business Machines Corp.	598,221	77,780,694
MEDIA — 2.5%
Interpublic Group of Cos., Inc.	2,163,930	76,711,318
Omnicom Group, Inc. (a)	1,019,149	86,505,367
		163,216,685
METALS & MINING — 1.5%
Newmont Corp.	1,221,653	97,060,331
MULTI-UTILITIES — 6.9%
Consolidated Edison, Inc.	939,824	88,982,536
Dominion Energy, Inc.	981,907	83,432,638
NiSource, Inc.	2,849,870	90,625,866
Public Service Enterprise Group, Inc.	1,197,525	83,826,750

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sempra Energy	585,330	$98,405,680
		445,273,470
OIL, GAS & CONSUMABLE FUELS — 12.6%
Chevron Corp.	605,971	98,670,258
EOG Resources, Inc.	753,187	89,802,486
Exxon Mobil Corp.	1,058,608	87,430,435
Kinder Morgan, Inc.	4,449,153	84,133,483
Marathon Petroleum Corp.	1,094,785	93,604,117
ONEOK, Inc.	1,314,287	92,828,091
Phillips 66	930,341	80,372,159
Valero Energy Corp.	980,549	99,564,945
Williams Cos., Inc.	2,725,850	91,070,649
		817,476,623
PHARMACEUTICALS — 4.9%
Bristol-Myers Squibb Co.	1,230,837	89,888,026
Merck & Co., Inc.	977,536	80,206,829
Organon & Co.	2,530,666	88,396,163
Viatris, Inc.	5,366,271	58,385,029
		316,876,047
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Hewlett Packard Enterprise Co.	4,786,281	79,978,755
TOBACCO — 2.4%
Altria Group, Inc.	1,542,791	80,610,830
Philip Morris International, Inc.	766,126	71,969,876
		152,580,706
TOTAL COMMON STOCKS (Cost $5,889,083,650)		6,462,792,414
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (b) (c)	11,375,786	$11,374,649
State Street Navigator Securities Lending Portfolio II (d) (e)	188,320,818	188,320,818
TOTAL SHORT-TERM INVESTMENTS (Cost $199,694,432)		199,695,467
TOTAL INVESTMENTS — 102.7% (Cost $6,088,778,082)		6,662,487,881
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(173,125,185)
NET ASSETS — 100.0%		$6,489,362,696
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,462,792,414	$—	$—	$6,462,792,414
Short-Term Investments	199,695,467	—	—	199,695,467
TOTAL INVESTMENTS	$6,662,487,881	$—	$—	$6,662,487,881

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,335,393	$9,338,193	$245,582,924	$243,551,228	$3,799	$961	11,375,786	$11,374,649	$3,100
State Street Navigator Securities Lending Portfolio II	16,855,361	16,855,361	664,068,644	492,603,187	—	—	188,320,818	188,320,818	30,817
Total		$26,193,554	$909,651,568	$736,154,415	$3,799	$961		$199,695,467	$33,917
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
Boeing Co. (a)	423,432	$81,087,228
General Dynamics Corp.	178,876	43,141,314
Howmet Aerospace, Inc.	297,666	10,698,116
Huntington Ingalls Industries, Inc.	30,989	6,180,446
L3Harris Technologies, Inc.	88,031	21,873,063
Lockheed Martin Corp.	187,246	82,650,384
Northrop Grumman Corp.	113,340	50,687,915
Raytheon Technologies Corp.	1,155,946	114,519,570
Textron, Inc.	170,456	12,678,517
TransDigm Group, Inc. (a)	22,635	14,747,608
		438,264,161
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	100,652	10,841,227
FedEx Corp.	188,582	43,635,989
United Parcel Service, Inc. Class B	320,678	68,772,604
		123,249,820
AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	96,384	5,591,236
American Airlines Group, Inc. (a) (b)	497,540	9,080,105
Delta Air Lines, Inc. (a)	494,014	19,548,134
Southwest Airlines Co. (a)	456,866	20,924,463
United Airlines Holdings, Inc. (a)	249,092	11,547,905
		66,691,843
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	123,325	14,763,236
BorgWarner, Inc. (b)	184,090	7,161,101
		21,924,337
AUTOMOBILES — 0.7%
Ford Motor Co.	3,038,767	51,385,550
General Motors Co. (a)	1,120,045	48,990,768
		100,376,318
BANKS — 5.5%
Bank of America Corp.	3,075,299	126,763,825
Citigroup, Inc.	1,531,356	81,774,410
Citizens Financial Group, Inc.	329,217	14,923,407
Comerica, Inc.	55,429	5,012,444
Fifth Third Bancorp	528,534	22,748,103
Huntington Bancshares, Inc.	1,117,049	16,331,256
JPMorgan Chase & Co.	1,232,283	167,984,818
KeyCorp.	718,891	16,088,781
M&T Bank Corp.	99,255	16,823,722
People's United Financial, Inc.	328,943	6,575,571
PNC Financial Services Group, Inc.	324,497	59,853,472
Regions Financial Corp.	403,275	8,976,901
Truist Financial Corp.	1,031,108	58,463,824
US Bancorp	1,042,344	55,400,584
Wells Fargo & Co.	3,001,928	145,473,431
Security Description	Shares	Value
Zions Bancorp NA	62,532	$4,099,598
		807,294,147
BEVERAGES — 2.4%
Brown-Forman Corp. Class B	140,429	9,411,552
Coca-Cola Co.	3,001,918	186,118,916
Constellation Brands, Inc. Class A	126,884	29,223,923
Molson Coors Beverage Co. Class B (b)	144,945	7,737,164
Monster Beverage Corp. (a)	138,660	11,078,934
PepsiCo, Inc.	619,846	103,749,823
		347,320,312
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	627,671	101,751,746
Amgen, Inc.	256,692	62,073,259
Biogen, Inc. (a)	113,336	23,868,562
Gilead Sciences, Inc.	968,943	57,603,661
Incyte Corp. (a)	82,348	6,540,078
Vertex Pharmaceuticals, Inc. (a)	78,473	20,479,099
		272,316,405
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	50,992	3,257,879
Allegion PLC	69,004	7,575,259
Carrier Global Corp.	660,992	30,319,703
Fortune Brands Home & Security, Inc.	57,497	4,270,877
Johnson Controls International PLC	213,289	13,985,360
Masco Corp.	97,575	4,976,325
Trane Technologies PLC	180,433	27,552,119
		91,937,522
CAPITAL MARKETS — 2.7%
Ameriprise Financial, Inc.	33,822	10,158,776
Bank of New York Mellon Corp.	571,496	28,363,347
BlackRock, Inc.	53,170	40,630,919
Cboe Global Markets, Inc.	34,489	3,946,231
Charles Schwab Corp.	371,801	31,346,542
CME Group, Inc.	277,609	66,032,077
FactSet Research Systems, Inc.	12,386	5,377,382
Franklin Resources, Inc.	118,829	3,317,706
Intercontinental Exchange, Inc.	186,885	24,691,246
Invesco, Ltd.	262,811	6,060,422
MarketAxess Holdings, Inc.	15,286	5,200,297
Moody's Corp.	42,553	14,357,808
Morgan Stanley	558,505	48,813,337
Nasdaq, Inc.	19,910	3,547,962
Northern Trust Corp.	160,175	18,652,379
Raymond James Financial, Inc.	58,822	6,465,126
S&P Global, Inc.	106,708	43,769,487
State Street Corp. (c)	282,387	24,601,555
T Rowe Price Group, Inc.	52,104	7,877,604
		393,210,203

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.7%
Air Products & Chemicals, Inc.	170,837	$42,693,875
Albemarle Corp.	28,672	6,340,813
Celanese Corp.	47,760	6,823,471
CF Industries Holdings, Inc.	65,653	6,766,198
Corteva, Inc.	563,294	32,378,139
Dow, Inc.	571,219	36,398,075
DuPont de Nemours, Inc.	396,182	29,151,071
Eastman Chemical Co.	99,644	11,166,107
Ecolab, Inc.	192,426	33,974,734
FMC Corp.	98,002	12,894,123
International Flavors & Fragrances, Inc.	196,718	25,834,975
Linde PLC (a)	193,938	61,949,615
LyondellBasell Industries NV Class A	202,700	20,841,614
Mosaic Co.	286,578	19,057,437
PPG Industries, Inc.	183,457	24,045,709
Sherwin-Williams Co.	87,564	21,857,726
		392,173,682
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	36,552	15,548,856
Copart, Inc. (a)	53,026	6,653,172
Republic Services, Inc.	90,184	11,949,380
Rollins, Inc.	97,402	3,413,940
Waste Management, Inc.	145,462	23,055,727
		60,621,075
COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	1,791,511	99,894,653
F5, Inc. (a)	21,677	4,529,409
Juniper Networks, Inc.	250,049	9,291,821
Motorola Solutions, Inc.	53,713	13,009,289
		126,725,172
CONSTRUCTION & ENGINEERING — 0.0% (d)
Quanta Services, Inc.	50,246	6,612,876
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	20,182	7,767,850
Vulcan Materials Co.	53,255	9,782,943
		17,550,793
CONSUMER FINANCE — 0.5%
American Express Co.	266,101	49,760,887
Capital One Financial Corp.	166,216	21,822,498
Synchrony Financial	173,117	6,026,203
		77,609,588
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,184,675	13,422,368
Avery Dennison Corp.	31,417	5,465,616
Ball Corp.	249,976	22,497,840
International Paper Co.	299,322	13,813,710
Packaging Corp. of America	73,433	11,463,626
Sealed Air Corp.	51,393	3,441,275
Security Description	Shares	Value
Westrock Co.	206,769	$9,724,346
		79,828,781
DISTRIBUTORS — 0.1%
Genuine Parts Co.	110,163	13,882,741
LKQ Corp.	117,548	5,337,855
		19,220,596
DIVERSIFIED FINANCIAL SERVICES — 3.4%
Berkshire Hathaway, Inc. Class B (a)	1,414,849	499,314,361
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	5,514,608	130,310,187
Lumen Technologies, Inc. (b)	708,223	7,981,673
Verizon Communications, Inc.	3,243,262	165,211,767
		303,503,627
ELECTRIC UTILITIES — 3.4%
Alliant Energy Corp.	192,958	12,056,016
American Electric Power Co., Inc.	388,948	38,805,342
Constellation Energy Corp.	251,315	14,136,469
Duke Energy Corp.	593,515	66,271,885
Edison International	293,408	20,567,901
Entergy Corp.	155,160	18,114,930
Evergy, Inc.	177,313	12,117,570
Eversource Energy	265,170	23,385,342
Exelon Corp.	756,046	36,010,471
FirstEnergy Corp.	440,452	20,199,129
NextEra Energy, Inc.	1,515,303	128,361,317
Pinnacle West Capital Corp.	86,503	6,755,884
PPL Corp.	579,980	16,564,229
Southern Co.	817,760	59,295,778
Xcel Energy, Inc.	416,303	30,044,587
		502,686,850
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	178,328	23,749,723
Eaton Corp. PLC	307,617	46,683,956
Emerson Electric Co.	461,340	45,234,387
Rockwell Automation, Inc.	42,985	12,037,090
		127,705,156
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	216,587	16,319,831
CDW Corp.	43,169	7,722,502
Corning, Inc.	577,162	21,303,049
IPG Photonics Corp. (a)	27,510	3,019,498
Keysight Technologies, Inc. (a)	35,326	5,580,448
TE Connectivity, Ltd.	251,965	33,002,376
Teledyne Technologies, Inc. (a)	36,009	17,018,934
Trimble, Inc. (a)	84,816	6,118,626
Zebra Technologies Corp. Class A (a)	11,444	4,734,383
		114,819,647

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.7%
Baker Hughes Co.	699,654	$25,474,402
Halliburton Co.	690,970	26,167,034
Schlumberger NV	1,082,974	44,737,656
		96,379,092
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	601,037	48,149,074
Electronic Arts, Inc.	218,553	27,649,140
Live Nation Entertainment, Inc. (a) (b)	59,653	7,017,579
Take-Two Interactive Software, Inc. (a) (b)	33,815	5,198,718
Walt Disney Co. (a)	1,406,502	192,915,814
		280,930,325
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.2%
Alexandria Real Estate Equities, Inc. REIT	112,467	22,633,984
American Tower Corp. REIT	172,117	43,239,233
AvalonBay Communities, Inc. REIT	62,667	15,564,603
Boston Properties, Inc. REIT	109,458	14,098,190
Crown Castle International Corp. REIT	183,522	33,878,161
Digital Realty Trust, Inc. REIT	219,136	31,073,485
Duke Realty Corp. REIT	102,673	5,961,194
Equinix, Inc. REIT	37,531	27,833,740
Equity Residential REIT	263,627	23,705,340
Essex Property Trust, Inc. REIT	28,035	9,685,532
Federal Realty Investment Trust REIT	30,813	3,761,343
Healthpeak Properties, Inc. REIT	416,237	14,289,416
Host Hotels & Resorts, Inc. REIT	549,115	10,669,304
Iron Mountain, Inc. REIT	86,522	4,794,184
Kimco Realty Corp. REIT	473,851	11,704,120
Mid-America Apartment Communities, Inc. REIT	33,748	7,068,519
Prologis, Inc. REIT	222,787	35,975,645
Public Storage REIT	48,311	18,854,817
Realty Income Corp. REIT	437,182	30,296,713
Regency Centers Corp. REIT	118,426	8,448,511
SBA Communications Corp. REIT	36,817	12,668,730
Simon Property Group, Inc. REIT	101,372	13,336,500
UDR, Inc. REIT	104,001	5,966,537
Ventas, Inc. REIT	308,311	19,041,287
Vornado Realty Trust REIT	122,103	5,533,708
Welltower, Inc. REIT	335,563	32,261,027
Weyerhaeuser Co. REIT	335,695	12,722,840
		475,066,663
FOOD & STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	167,852	96,657,574
Kroger Co.	516,859	29,652,201
Security Description	Shares	Value
Sysco Corp.	392,014	$32,007,943
Walmart, Inc.	1,092,954	162,762,710
Walgreens Boots Alliance, Inc.	555,302	24,860,870
		345,941,298
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	431,368	38,935,275
Campbell Soup Co.	155,419	6,927,025
Conagra Brands, Inc.	370,877	12,450,341
General Mills, Inc.	467,592	31,665,330
Hershey Co.	61,937	13,417,412
Hormel Foods Corp.	216,846	11,176,243
J.M. Smucker Co. (b)	83,377	11,290,079
Kellogg Co. (b)	197,779	12,754,768
Kraft Heinz Co.	548,028	21,586,823
Lamb Weston Holdings, Inc.	112,247	6,724,718
McCormick & Co., Inc.	192,276	19,189,145
Mondelez International, Inc. Class A	1,072,564	67,335,568
Tyson Foods, Inc. Class A	227,514	20,392,080
		273,844,807
GAS UTILITIES — 0.1%
Atmos Energy Corp.	104,654	12,505,106
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abbott Laboratories	641,457	75,922,851
ABIOMED, Inc. (a)	15,886	5,262,079
Baxter International, Inc.	386,947	30,003,870
Becton Dickinson & Co.	220,050	58,533,300
Boston Scientific Corp. (a)	1,099,449	48,694,596
Cooper Cos., Inc.	38,070	15,897,651
DENTSPLY SIRONA, Inc.	168,003	8,269,108
Edwards Lifesciences Corp. (a)	178,112	20,967,345
Hologic, Inc. (a)	50,502	3,879,564
IDEXX Laboratories, Inc. (a)	20,329	11,121,183
Intuitive Surgical, Inc. (a)	85,453	25,779,461
Medtronic PLC	1,039,294	115,309,669
ResMed, Inc.	47,201	11,446,714
STERIS PLC	44,639	10,792,371
Stryker Corp.	153,084	40,927,007
Teleflex, Inc.	36,252	12,863,297
Zimmer Biomet Holdings, Inc.	161,310	20,631,549
		516,301,615
HEALTH CARE PROVIDERS & SERVICES — 4.7%
AmerisourceBergen Corp.	115,339	17,844,097
Anthem, Inc.	187,334	92,022,208
Cardinal Health, Inc.	218,102	12,366,383
Centene Corp. (a)	450,491	37,926,837
Cigna Corp.	249,499	59,782,455
CVS Health Corp.	1,014,003	102,627,244
DaVita, Inc. (a)	50,001	5,655,613
HCA Healthcare, Inc.	77,595	19,446,859
Henry Schein, Inc. (a)	106,483	9,284,253
Humana, Inc.	99,293	43,209,335
Laboratory Corp. of America Holdings (a)	34,580	9,117,363

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
McKesson Corp.	115,665	$35,408,526
Molina Healthcare, Inc. (a)	22,968	7,661,895
Quest Diagnostics, Inc.	51,340	7,026,392
UnitedHealth Group, Inc.	421,848	215,129,825
Universal Health Services, Inc. Class B	56,178	8,143,001
		682,652,286
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	222,486	20,815,790
HOTELS, RESTAURANTS & LEISURE — 2.6%
Booking Holdings, Inc. (a)	31,652	74,333,139
Caesars Entertainment, Inc. (a)	58,902	4,556,659
Carnival Corp. (a)	621,981	12,576,456
Chipotle Mexican Grill, Inc. (a)	7,143	11,300,440
Darden Restaurants, Inc.	100,114	13,310,156
Domino's Pizza, Inc.	9,243	3,761,993
Expedia Group, Inc. (a)	116,037	22,704,960
Hilton Worldwide Holdings, Inc. (a)	126,954	19,264,000
Las Vegas Sands Corp. (a) (b)	264,325	10,274,313
Marriott International, Inc. Class A (a)	211,070	37,095,552
McDonald's Corp.	317,405	78,487,908
MGM Resorts International	290,985	12,203,911
Norwegian Cruise Line Holdings, Ltd. (a) (b)	322,104	7,047,636
Penn National Gaming, Inc. (a) (b)	127,493	5,408,253
Royal Caribbean Cruises, Ltd. (a) (b)	172,534	14,454,899
Starbucks Corp.	435,437	39,611,704
Wynn Resorts, Ltd. (a) (b)	81,120	6,468,509
Yum! Brands, Inc.	119,991	14,222,533
		387,083,021
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	117,816	8,778,470
Garmin, Ltd.	57,076	6,769,784
Lennar Corp. Class A	201,900	16,388,223
Mohawk Industries, Inc. (a)	42,105	5,229,441
Newell Brands, Inc.	136,982	2,932,785
NVR, Inc. (a)	1,340	5,986,142
PulteGroup, Inc.	194,788	8,161,617
Whirlpool Corp. (b)	46,871	8,098,372
		62,344,834
HOUSEHOLD PRODUCTS — 2.7%
Church & Dwight Co., Inc.	188,534	18,736,509
Clorox Co.	94,872	13,190,054
Colgate-Palmolive Co.	650,355	49,316,420
Kimberly-Clark Corp.	260,020	32,024,063
Procter & Gamble Co.	1,851,914	282,972,459
		396,239,505
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	516,154	13,280,642
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	441,168	$65,681,092
General Electric Co.	848,104	77,601,516
Honeywell International, Inc.	529,838	103,095,878
Roper Technologies, Inc.	81,590	38,529,246
		284,907,732
INSURANCE — 3.5%
Aflac, Inc.	463,541	29,847,405
Allstate Corp.	216,760	30,023,428
American International Group, Inc.	641,082	40,240,717
Aon PLC Class A	66,439	21,634,532
Arthur J Gallagher & Co.	89,363	15,602,780
Assurant, Inc.	44,144	8,026,703
Brown & Brown, Inc.	55,844	4,035,846
Chubb, Ltd.	332,727	71,170,305
Cincinnati Financial Corp.	61,162	8,315,585
Everest Re Group, Ltd.	30,451	9,177,322
Globe Life, Inc.	71,306	7,173,384
Hartford Financial Services Group, Inc.	262,731	18,866,713
Lincoln National Corp.	130,822	8,550,526
Loews Corp.	153,975	9,980,659
Marsh & McLennan Cos., Inc.	151,916	25,889,525
MetLife, Inc.	542,135	38,101,248
Principal Financial Group, Inc.	190,416	13,978,439
Progressive Corp.	452,147	51,540,236
Prudential Financial, Inc.	291,909	34,494,887
Travelers Cos., Inc.	186,336	34,049,177
Willis Towers Watson PLC	94,377	22,293,735
WR Berkley Corp.	161,864	10,778,557
		513,771,709
INTERACTIVE MEDIA & SERVICES — 0.2%
Match Group, Inc. (a)	218,112	23,717,499
Twitter, Inc. (a) (b)	319,678	12,368,342
		36,085,841
INTERNET & DIRECT MARKETING RETAIL — 0.0% (d)
eBay, Inc.	110,788	6,343,721
IT SERVICES — 5.2%
Accenture PLC Class A	204,698	69,030,307
Akamai Technologies, Inc. (a) (b)	73,043	8,720,604
Automatic Data Processing, Inc.	152,708	34,747,178
Broadridge Financial Solutions, Inc.	50,104	7,801,694
Cognizant Technology Solutions Corp. Class A	405,612	36,371,228
DXC Technology Co. (a)	194,096	6,333,352
Fidelity National Information Services, Inc.	469,719	47,169,182
Fiserv, Inc. (a)	458,302	46,471,823
FleetCor Technologies, Inc. (a)	62,719	15,620,794
Global Payments, Inc.	219,991	30,103,568

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
International Business Machines Corp.	692,596	$90,051,332
Jack Henry & Associates, Inc.	57,358	11,302,394
Mastercard, Inc. Class A	353,445	126,314,174
Paychex, Inc.	116,189	15,856,313
PayPal Holdings, Inc. (a)	414,070	47,887,196
VeriSign, Inc. (a)	39,581	8,805,189
Visa, Inc. Class A (b)	730,326	161,964,397
		764,550,725
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	100,281	8,215,020
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	93,389	12,358,166
Bio-Rad Laboratories, Inc. Class A (a)	7,443	4,192,121
Danaher Corp.	157,078	46,075,690
Illumina, Inc. (a)	61,608	21,525,835
IQVIA Holdings, Inc. (a)	39,826	9,208,170
Mettler-Toledo International, Inc. (a)	6,643	9,122,101
Waters Corp. (a)	12,341	3,830,523
		106,312,606
MACHINERY — 2.5%
Caterpillar, Inc.	417,430	93,011,753
Cummins, Inc.	110,348	22,633,478
Deere & Co.	117,659	48,882,608
Dover Corp.	60,030	9,418,707
Fortive Corp.	276,756	16,862,743
IDEX Corp.	34,560	6,626,189
Illinois Tool Works, Inc.	130,178	27,259,273
Ingersoll Rand, Inc.	314,417	15,830,896
Nordson Corp.	16,660	3,783,153
Otis Worldwide Corp.	196,339	15,108,286
PACCAR, Inc.	268,394	23,637,459
Parker-Hannifin Corp.	99,634	28,272,144
Pentair PLC	53,604	2,905,873
Snap-on, Inc.	41,341	8,494,749
Stanley Black & Decker, Inc.	125,747	17,578,173
Westinghouse Air Brake Technologies Corp.	143,828	13,831,939
Xylem, Inc.	81,885	6,981,515
		361,118,938
MEDIA — 2.0%
Charter Communications, Inc. Class A (a)	92,102	50,243,483
Comcast Corp. Class A	3,494,892	163,630,843
Discovery, Inc. Class A (a)	130,250	3,245,830
Discovery, Inc. Class C (a)	233,251	5,824,277
DISH Network Corp. Class A (a) (b)	191,838	6,071,673
Fox Corp. Class A	248,015	9,784,192
Fox Corp. Class B	112,919	4,096,701
Interpublic Group of Cos., Inc.	304,778	10,804,380
News Corp. Class A	301,915	6,687,417
Security Description	Shares	Value
News Corp. Class B	93,551	$2,106,769
Omnicom Group, Inc. (b)	164,004	13,920,660
Paramount Global Class B (b)	468,728	17,722,606
		294,138,831
METALS & MINING — 0.7%
Freeport-McMoRan, Inc.	635,564	31,612,953
Newmont Corp.	615,426	48,895,596
Nucor Corp.	96,637	14,365,090
		94,873,639
MULTI-UTILITIES — 1.7%
Ameren Corp.	198,785	18,638,082
CenterPoint Energy, Inc.	485,702	14,881,909
CMS Energy Corp.	223,972	15,664,602
Consolidated Edison, Inc.	272,764	25,825,295
Dominion Energy, Inc.	624,777	53,087,302
DTE Energy Co.	149,407	19,753,099
NiSource, Inc.	301,729	9,594,982
Public Service Enterprise Group, Inc.	389,978	27,298,460
Sempra Energy	246,530	41,446,624
WEC Energy Group, Inc.	243,323	24,286,069
		250,476,424
MULTILINE RETAIL — 0.7%
Dollar General Corp.	179,918	40,055,144
Dollar Tree, Inc. (a)	173,506	27,786,986
Target Corp.	166,554	35,346,090
		103,188,220
OIL, GAS & CONSUMABLE FUELS — 6.2%
APA Corp.	125,650	5,193,114
Chevron Corp.	1,488,576	242,384,830
ConocoPhillips	1,006,039	100,603,900
Coterra Energy, Inc.	628,714	16,956,417
EOG Resources, Inc.	243,720	29,058,736
Exxon Mobil Corp.	3,269,083	269,993,565
Hess Corp.	61,572	6,590,667
Kinder Morgan, Inc.	1,503,055	28,422,770
Marathon Oil Corp.	598,909	15,038,605
Marathon Petroleum Corp.	447,313	38,245,261
Occidental Petroleum Corp.	404,552	22,954,280
ONEOK, Inc.	196,558	13,882,892
Phillips 66	360,890	31,177,287
Pioneer Natural Resources Co.	77,152	19,290,315
Valero Energy Corp.	315,150	32,000,331
Williams Cos., Inc.	936,686	31,294,679
		903,087,649
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	73,267	19,952,069
PHARMACEUTICALS — 5.4%
Bristol-Myers Squibb Co.	1,684,006	122,982,958
Catalent, Inc. (a)	55,344	6,137,650
Johnson & Johnson	2,033,862	360,461,362
Merck & Co., Inc.	1,950,617	160,048,125
Organon & Co.	194,949	6,809,568

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Pfizer, Inc.	1,994,070	$103,233,004
Viatris, Inc.	934,264	10,164,792
Zoetis, Inc.	124,159	23,415,146
		793,252,605
PROFESSIONAL SERVICES — 0.3%
Jacobs Engineering Group, Inc.	56,030	7,721,494
Leidos Holdings, Inc.	108,541	11,724,599
Nielsen Holdings PLC	275,666	7,509,142
Robert Half International, Inc.	27,463	3,135,725
Verisk Analytics, Inc.	60,887	13,068,177
		43,159,137
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	129,043	11,810,015
ROAD & RAIL — 1.4%
CSX Corp.	1,713,285	64,162,523
JB Hunt Transport Services, Inc.	26,596	5,340,211
Norfolk Southern Corp.	185,249	52,836,720
Union Pacific Corp.	290,331	79,321,332
		201,660,786
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Analog Devices, Inc.	405,813	67,032,191
Broadcom, Inc.	137,084	86,319,053
Intel Corp.	3,145,882	155,909,912
Microchip Technology, Inc.	222,934	16,751,261
Micron Technology, Inc.	863,887	67,288,158
NXP Semiconductors NV	75,752	14,020,180
Qorvo, Inc. (a)	43,058	5,343,498
Skyworks Solutions, Inc.	67,489	8,994,934
SolarEdge Technologies, Inc. (a)	10,143	3,269,799
Texas Instruments, Inc.	363,389	66,674,614
		491,603,600
SOFTWARE — 0.9%
ANSYS, Inc. (a)	25,872	8,218,241
Autodesk, Inc. (a)	61,187	13,115,433
Ceridian HCM Holding, Inc. (a)	61,873	4,229,638
Citrix Systems, Inc.	95,977	9,684,079
NortonLifeLock, Inc. (b)	449,741	11,927,131
Paycom Software, Inc. (a)	9,343	3,236,228
PTC, Inc. (a) (b)	40,658	4,379,680
salesforce.com, Inc. (a)	296,805	63,017,638
Synopsys, Inc. (a)	39,158	13,050,187
Tyler Technologies, Inc. (a)	12,286	5,465,919
		136,324,174
SPECIALTY RETAIL — 1.2%
Advance Auto Parts, Inc.	25,430	5,262,993
Bath & Body Works, Inc.	70,987	3,393,179
Best Buy Co., Inc. (b)	167,247	15,202,752
CarMax, Inc. (a) (b)	59,045	5,696,662
Home Depot, Inc.	193,589	57,946,995
Ross Stores, Inc.	273,838	24,771,386
TJX Cos., Inc.	921,476	55,823,016
Security Description	Shares	Value
Ulta Beauty, Inc. (a)	18,806	$7,488,925
		175,585,908
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Hewlett Packard Enterprise Co.	1,010,300	16,882,113
HP, Inc. (b)	418,207	15,180,914
NetApp, Inc.	49,725	4,127,175
Seagate Technology Holdings PLC	42,425	3,814,008
Western Digital Corp. (a)	240,779	11,954,677
		51,958,887
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	453,504	61,023,498
PVH Corp.	54,732	4,193,019
Ralph Lauren Corp.	37,831	4,291,549
Tapestry, Inc.	211,454	7,855,516
Under Armour, Inc. Class A (a) (b)	83,059	1,413,664
Under Armour, Inc. Class C (a) (b)	94,126	1,464,601
VF Corp. (b)	251,812	14,318,030
		94,559,877
TOBACCO — 1.3%
Altria Group, Inc.	1,408,533	73,595,849
Philip Morris International, Inc.	1,197,297	112,474,080
		186,069,929
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	231,502	13,751,219
United Rentals, Inc. (a)	22,429	7,967,005
W.W. Grainger, Inc.	33,433	17,244,407
		38,962,631
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	139,920	23,160,958
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile US, Inc. (a)	453,111	58,156,797
TOTAL COMMON STOCKS (Cost $13,540,155,923)		14,607,630,684
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e) (f)	14,257,476	14,256,050

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	76,766,746	$76,766,746
TOTAL SHORT-TERM INVESTMENTS (Cost $91,021,828)		91,022,796
TOTAL INVESTMENTS — 100.4% (Cost $13,631,177,751)		14,698,653,480
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(60,704,147)
NET ASSETS — 100.0%		$14,637,949,333
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,607,630,684	$—	$—	$14,607,630,684
Short-Term Investments	91,022,796	—	—	91,022,796
TOTAL INVESTMENTS	$14,698,653,480	$—	$—	$14,698,653,480

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	247,382	$20,354,591	$12,250,242	$8,901,328	$970,296	$(72,246)	282,387	$24,601,555	$452,587
State Street Institutional Liquid Reserves Fund, Premier Class	12,754,119	12,757,945	349,533,428	348,031,570	(4,721)	968	14,257,476	14,256,050	7,382
State Street Navigator Securities Lending Portfolio II	23,613,887	23,613,887	444,666,841	391,513,982	—	—	76,766,746	76,766,746	35,400
Total		$56,726,423	$806,450,511	$748,446,880	$965,575	$(71,278)		$115,624,351	$495,369
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a)	149,646	$7,247,356
Aerojet Rocketdyne Holdings, Inc. (a)	339,446	13,357,200
AeroVironment, Inc. (a)	104,305	9,819,273
Kaman Corp.	126,553	5,502,524
Moog, Inc. Class A	131,958	11,585,912
National Presto Industries, Inc.	23,298	1,792,781
Park Aerospace Corp.	87,543	1,142,436
Triumph Group, Inc. (a)	292,488	7,394,097
		57,841,579
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	122,516	10,581,707
Forward Air Corp.	122,283	11,956,832
Hub Group, Inc. Class A (a)	153,972	11,888,178
		34,426,717
AIRLINES — 0.5%
Allegiant Travel Co. (a)	68,994	11,203,936
Hawaiian Holdings, Inc. (a)	233,986	4,609,524
SkyWest, Inc. (a)	228,067	6,579,733
		22,393,193
AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	517,212	4,013,565
Dorman Products, Inc. (a)	128,148	12,177,904
Gentherm, Inc. (a)	151,037	11,031,743
LCI Industries	114,537	11,890,086
Motorcar Parts of America, Inc. (a)	87,303	1,556,613
Patrick Industries, Inc.	102,242	6,165,193
Standard Motor Products, Inc.	86,088	3,713,836
XPEL, Inc. (a) (b)	74,735	3,931,808
		54,480,748
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	149,876	8,097,800
BANKS — 10.1%
Allegiance Bancshares, Inc.	85,194	3,806,468
Ameris Bancorp	300,335	13,178,700
Banc of California, Inc.	243,642	4,716,909
BancFirst Corp.	85,439	7,109,379
Bancorp, Inc. (a)	258,273	7,316,874
BankUnited, Inc.	388,558	17,081,010
Banner Corp.	155,185	9,082,978
Berkshire Hills Bancorp, Inc.	220,849	6,397,996
Brookline Bancorp, Inc.	351,505	5,560,809
Central Pacific Financial Corp.	123,651	3,449,863
City Holding Co.	68,954	5,426,680
Columbia Banking System, Inc.	351,805	11,352,747
Community Bank System, Inc.	244,083	17,122,422
Customers Bancorp, Inc. (a)	136,691	7,127,069
CVB Financial Corp.	614,954	14,273,082
Security Description	Shares	Value
Dime Community Bancshares, Inc.	146,389	$5,060,668
Eagle Bancorp, Inc.	144,743	8,251,798
FB Financial Corp.	160,159	7,114,263
First BanCorp (c)	916,657	12,026,540
First BanCorp (c)	156,672	6,544,189
First Commonwealth Financial Corp.	422,896	6,411,103
First Financial Bancorp	424,642	9,787,998
First Hawaiian, Inc.	575,844	16,060,289
Hanmi Financial Corp.	138,505	3,408,608
Heritage Financial Corp.	158,509	3,972,236
Hilltop Holdings, Inc.	275,853	8,110,078
HomeStreet, Inc.	89,884	4,258,704
Hope Bancorp, Inc.	544,231	8,751,235
Independent Bank Corp.	214,517	17,523,894
Independent Bank Group, Inc.	167,027	11,885,641
Investors Bancorp, Inc.	1,024,052	15,289,096
Lakeland Financial Corp. (b)	113,749	8,303,677
Meta Financial Group, Inc.	133,988	7,358,621
National Bank Holdings Corp. Class A	134,285	5,409,000
NBT Bancorp, Inc.	195,938	7,079,240
OFG Bancorp	222,652	5,931,449
Old National Bancorp	1	16
Pacific Premier Bancorp, Inc.	428,395	15,143,763
Park National Corp. (b)	64,862	8,521,570
Preferred Bank	60,398	4,474,888
Renasant Corp.	250,643	8,384,008
S&T Bancorp, Inc.	178,155	5,269,825
Seacoast Banking Corp. of Florida	264,679	9,269,059
ServisFirst Bancshares, Inc.	221,293	21,087,010
Simmons First National Corp. Class A	511,674	13,416,092
Southside Bancshares, Inc.	146,801	5,993,885
Tompkins Financial Corp.	53,526	4,189,480
Triumph Bancorp, Inc. (a)	107,282	10,086,654
Trustmark Corp.	277,054	8,419,671
United Community Banks, Inc.	475,509	16,547,713
Veritex Holdings, Inc.	223,438	8,528,629
Westamerica BanCorp	120,692	7,301,866
		458,175,442
BEVERAGES — 0.6%
Celsius Holdings, Inc. (a) (b)	173,608	9,579,689
Coca-Cola Consolidated, Inc.	20,968	10,417,951
MGP Ingredients, Inc. (b)	56,690	4,852,097
National Beverage Corp.	106,484	4,632,054
		29,481,791
BIOTECHNOLOGY — 2.0%
Anika Therapeutics, Inc. (a)	66,017	1,657,687
Avid Bioservices, Inc. (a)	277,130	5,645,138
Coherus Biosciences, Inc. (a) (b)	287,629	3,713,290
Cytokinetics, Inc. (a)	380,758	14,015,702

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Eagle Pharmaceuticals, Inc. (a)	51,911	$2,569,075
Emergent BioSolutions, Inc. (a)	217,749	8,940,774
Enanta Pharmaceuticals, Inc. (a)	83,212	5,923,030
iTeos Therapeutics, Inc. (a)	90,838	2,923,167
Ligand Pharmaceuticals, Inc. (a)	75,604	8,504,694
Myriad Genetics, Inc. (a)	363,057	9,149,037
Organogenesis Holdings, Inc. (a) (b)	285,529	2,175,731
REGENXBIO, Inc. (a)	169,962	5,641,039
uniQure NV (a)	162,816	2,942,085
Vanda Pharmaceuticals, Inc. (a)	254,078	2,873,622
Vericel Corp. (a)	211,845	8,096,716
Xencor, Inc. (a)	263,673	7,034,796
		91,805,583
BUILDING PRODUCTS — 1.7%
AAON, Inc.	187,131	10,428,811
American Woodmark Corp. (a)	74,938	3,668,215
Apogee Enterprises, Inc.	111,350	5,284,671
Gibraltar Industries, Inc. (a)	147,821	6,348,912
Griffon Corp.	215,793	4,322,334
Insteel Industries, Inc.	87,444	3,234,553
PGT Innovations, Inc. (a)	269,215	4,840,486
Quanex Building Products Corp. (b)	150,855	3,166,446
Resideo Technologies, Inc. (a)	652,150	15,540,734
UFP Industries, Inc.	279,485	21,565,063
		78,400,225
CAPITAL MARKETS — 0.9%
B Riley Financial, Inc. (b)	72,505	5,072,450
Blucora, Inc. (a)	222,823	4,356,190
Brightsphere Investment Group, Inc.	156,436	3,793,573
Donnelley Financial Solutions, Inc. (a)	132,756	4,415,464
Greenhill & Co., Inc.	58,077	898,451
Piper Sandler Cos.	64,087	8,411,419
StoneX Group, Inc. (a)	76,721	5,695,000
Virtus Investment Partners, Inc.	32,216	7,731,518
WisdomTree Investments, Inc. (b)	489,669	2,874,357
		43,248,422
CHEMICALS — 2.8%
AdvanSix, Inc.	127,314	6,504,472
American Vanguard Corp.	121,533	2,469,551
Balchem Corp.	146,277	19,996,066
Ferro Corp. (a)	373,314	8,115,846
FutureFuel Corp.	119,974	1,167,347
GCP Applied Technologies, Inc. (a)	242,989	7,634,714
Hawkins, Inc.	84,310	3,869,829
HB Fuller Co.	238,914	15,785,048
Innospec, Inc.	111,775	10,344,776
Koppers Holdings, Inc.	97,264	2,676,705
Livent Corp. (a) (b)	729,765	19,024,974
Security Description	Shares	Value
Quaker Chemical Corp. (b)	60,942	$10,531,387
Rayonier Advanced Materials, Inc. (a)	290,535	1,908,815
Stepan Co.	96,516	9,536,746
Tredegar Corp.	118,475	1,420,515
Trinseo PLC	175,770	8,422,899
		129,409,690
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	304,148	14,002,974
Brady Corp. Class A	219,483	10,155,478
CoreCivic, Inc. REIT (a)	544,881	6,086,321
Deluxe Corp.	192,408	5,818,418
Harsco Corp. (a)	358,568	4,388,872
Healthcare Services Group, Inc. (b)	338,296	6,282,157
HNI Corp.	197,623	7,321,932
Interface, Inc.	266,744	3,619,716
KAR Auction Services, Inc. (a) (b)	550,208	9,931,254
Matthews International Corp. Class A	143,241	4,635,279
Pitney Bowes, Inc.	748,900	3,894,280
UniFirst Corp.	69,042	12,723,060
US Ecology, Inc. (a)	142,058	6,801,737
Viad Corp. (a)	92,759	3,305,931
		98,967,409
COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	220,669	4,071,343
CalAmp Corp. (a)	163,411	1,194,534
Comtech Telecommunications Corp.	119,901	1,881,247
Digi International, Inc. (a)	160,507	3,454,111
Extreme Networks, Inc. (a)	588,366	7,183,949
Harmonic, Inc. (a)	466,075	4,329,837
NETGEAR, Inc. (a)	133,343	3,290,905
NetScout Systems, Inc. (a)	334,852	10,742,052
Plantronics, Inc. (a) (b)	194,601	7,667,279
Viavi Solutions, Inc. (a)	1,038,802	16,703,936
		60,519,193
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	219,465	12,564,371
Comfort Systems USA, Inc.	163,017	14,510,143
Granite Construction, Inc. (b)	206,525	6,774,020
MYR Group, Inc. (a)	76,779	7,220,297
NV5 Global, Inc. (a)	53,345	7,110,889
		48,179,720
CONSUMER FINANCE — 0.9%
Encore Capital Group, Inc. (a) (b)	112,143	7,034,730
Enova International, Inc. (a)	152,988	5,808,954
EZCORP, Inc. Class A (a)	244,965	1,479,589
Green Dot Corp. Class A (a)	248,645	6,832,765
LendingTree, Inc. (a)	52,172	6,243,423
PRA Group, Inc. (a)	198,100	8,930,348

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
World Acceptance Corp. (a) (b)	18,408	$3,531,391
		39,861,200
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	164,026	3,542,961
O-I Glass, Inc. (a)	707,598	9,326,142
		12,869,103
DIVERSIFIED CONSUMER SERVICES — 0.5%
Adtalem Global Education, Inc. (a)	224,065	6,656,971
American Public Education, Inc. (a)	85,624	1,818,654
Perdoceo Education Corp. (a)	316,642	3,635,050
Strategic Education, Inc.	102,571	6,808,663
WW International, Inc. (a)	240,470	2,460,008
		21,379,346
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	49,275	1,965,087
Cogent Communications Holdings, Inc.	192,420	12,767,067
Consolidated Communications Holdings, Inc. (a)	323,915	1,911,099
		16,643,253
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	110,633	5,336,936
Encore Wire Corp.	91,994	10,493,756
Powell Industries, Inc.	41,351	803,036
		16,633,728
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Advanced Energy Industries, Inc.	170,116	14,643,585
Arlo Technologies, Inc. (a)	384,060	3,402,772
Badger Meter, Inc.	132,651	13,226,631
Benchmark Electronics, Inc.	159,954	4,005,248
CTS Corp.	145,944	5,157,661
ePlus, Inc. (a)	122,181	6,849,467
Fabrinet (a)	167,134	17,570,798
FARO Technologies, Inc. (a)	82,383	4,277,325
Insight Enterprises, Inc. (a) (b)	158,291	16,987,790
Itron, Inc. (a)	205,784	10,840,701
Knowles Corp. (a)	417,425	8,987,160
Methode Electronics, Inc.	167,265	7,234,211
OSI Systems, Inc. (a)	73,745	6,277,174
PC Connection, Inc.	49,711	2,604,359
Plexus Corp. (a)	127,680	10,445,501
Rogers Corp. (a)	84,601	22,986,092
Sanmina Corp. (a)	288,670	11,668,042
ScanSource, Inc. (a)	114,764	3,992,640
TTM Technologies, Inc. (a)	471,809	6,992,209
		178,149,366
ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	604,357	5,578,215
Bristow Group, Inc. (a)	104,726	3,883,240
Security Description	Shares	Value
Core Laboratories NV	209,821	$6,636,638
DMC Global, Inc. (a)	88,685	2,704,893
Dril-Quip, Inc. (a)	159,430	5,954,710
Helix Energy Solutions Group, Inc. (a)	640,576	3,061,953
Helmerich & Payne, Inc.	478,470	20,468,947
Nabors Industries, Ltd. (a)	35,111	5,362,152
Oceaneering International, Inc. (a)	452,108	6,853,957
Oil States International, Inc. (a) (b)	272,128	1,891,290
Patterson-UTI Energy, Inc.	976,352	15,113,929
ProPetro Holding Corp. (a)	379,709	5,289,346
RPC, Inc. (a)	313,410	3,344,085
US Silica Holdings, Inc. (a)	335,527	6,260,934
		92,404,289
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	482,263	8,333,505
Marcus Corp. (a) (b)	98,800	1,748,760
		10,082,265
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.2%
Acadia Realty Trust REIT	397,509	8,614,020
Agree Realty Corp. REIT (b)	323,229	21,449,476
Alexander & Baldwin, Inc. REIT (a)	325,786	7,554,977
American Assets Trust, Inc. REIT	238,056	9,019,942
Armada Hoffler Properties, Inc. REIT	301,192	4,397,403
Brandywine Realty Trust REIT	773,964	10,943,851
CareTrust REIT, Inc.	439,042	8,473,511
Centerspace REIT	67,276	6,601,121
Chatham Lodging Trust REIT (a)	219,870	3,032,007
Community Healthcare Trust, Inc. REIT	106,945	4,514,148
DiamondRock Hospitality Co. REIT (a)	953,426	9,629,603
Diversified Healthcare Trust REIT	1,079,463	3,454,282
Easterly Government Properties, Inc. REIT (b)	388,718	8,217,499
Essential Properties Realty Trust, Inc. REIT	551,927	13,963,753
Four Corners Property Trust, Inc. REIT	347,818	9,404,999
Franklin Street Properties Corp. REIT	427,303	2,521,088
GEO Group, Inc. REIT (a) (b)	553,448	3,658,291
Getty Realty Corp. REIT	179,401	5,134,457
Global Net Lease, Inc. REIT	470,043	7,393,776
Hersha Hospitality Trust REIT (a)	148,304	1,346,600
Independence Realty Trust, Inc. REIT	1,000,254	26,446,716

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Industrial Logistics Properties Trust REIT	295,456	$6,697,988
Innovative Industrial Properties, Inc. REIT	115,729	23,770,737
iStar, Inc. REIT (b)	313,303	7,334,423
LTC Properties, Inc. REIT (b)	177,521	6,829,233
LXP Industrial Trust REIT	1,282,585	20,136,584
NexPoint Residential Trust, Inc. REIT	103,087	9,309,787
Office Properties Income Trust REIT	220,816	5,681,596
Orion Office REIT, Inc.	253,209	3,544,926
Retail Opportunity Investments Corp. REIT	551,220	10,688,156
RPT Realty REIT	382,033	5,260,594
Safehold, Inc. REIT (b)	63,893	3,542,867
Saul Centers, Inc. REIT	59,407	3,130,749
Service Properties Trust REIT	746,069	6,587,789
SITE Centers Corp. REIT	811,700	13,563,507
Summit Hotel Properties, Inc. REIT (a)	479,750	4,778,310
Tanger Factory Outlet Centers, Inc. REIT	472,482	8,121,966
Uniti Group, Inc. REIT	1,066,229	14,671,311
Universal Health Realty Income Trust REIT	57,877	3,378,280
Urban Edge Properties REIT	497,094	9,494,495
Urstadt Biddle Properties, Inc. Class A REIT	136,254	2,562,938
Veris Residential, Inc. REIT (a)	362,305	6,300,484
Washington Real Estate Investment Trust	383,123	9,769,636
Whitestone REIT	208,492	2,762,519
Xenia Hotels & Resorts, Inc. REIT (a)	519,206	10,015,484
		373,705,879
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc. (b)	138,514	6,961,714
Chefs' Warehouse, Inc. (a) (b)	147,726	4,815,867
PriceSmart, Inc.	109,109	8,605,427
SpartanNash Co.	162,392	5,357,312
United Natural Foods, Inc. (a)	263,914	10,912,844
		36,653,164
FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (b)	292,715	7,897,451
Calavo Growers, Inc.	80,537	2,935,574
Cal-Maine Foods, Inc. (b)	170,021	9,388,560
Fresh Del Monte Produce, Inc.	150,950	3,911,114
Hostess Brands, Inc. (a)	628,245	13,783,695
J & J Snack Foods Corp.	67,531	10,474,058
John B Sanfilippo & Son, Inc.	40,148	3,349,949
Seneca Foods Corp. Class A (a)	27,647	1,424,926
Simply Good Foods Co. (a)	381,369	14,472,953
Tootsie Roll Industries, Inc.	80,286	2,806,799
Security Description	Shares	Value
TreeHouse Foods, Inc. (a) (b)	252,619	$8,149,489
		78,594,568
GAS UTILITIES — 0.8%
Chesapeake Utilities Corp.	79,504	10,952,471
Northwest Natural Holding Co.	139,697	7,225,129
South Jersey Industries, Inc.	510,131	17,625,026
		35,802,626
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
AngioDynamics, Inc. (a)	175,740	3,785,440
Artivion, Inc. (a)	177,656	3,798,285
Avanos Medical, Inc. (a)	217,764	7,295,094
BioLife Solutions, Inc. (a)	137,798	3,132,148
Cardiovascular Systems, Inc. (a)	183,490	4,146,874
CONMED Corp. (b)	132,107	19,624,495
Cutera, Inc. (a)	73,882	5,097,858
Glaukos Corp. (a)	212,979	12,314,446
Heska Corp. (a) (b)	48,278	6,675,882
Inogen, Inc. (a)	92,074	2,985,039
Integer Holdings Corp. (a)	149,557	12,049,807
Lantheus Holdings, Inc. (a)	305,739	16,910,424
LeMaitre Vascular, Inc. (b)	86,735	4,030,575
Meridian Bioscience, Inc. (a)	195,946	5,086,758
Merit Medical Systems, Inc. (a)	229,759	15,283,569
Mesa Laboratories, Inc. (b)	23,574	6,008,541
Natus Medical, Inc. (a)	153,217	4,026,543
OraSure Technologies, Inc. (a) (b)	330,055	2,237,773
Orthofix Medical, Inc. (a)	88,954	2,908,796
Surmodics, Inc. (a)	63,650	2,885,254
Tactile Systems Technology, Inc. (a)	90,670	1,827,907
Varex Imaging Corp. (a) (b)	179,734	3,826,537
Zimvie, Inc. (a)	94,508	2,158,563
Zynex, Inc. (b)	99,872	622,203
		148,718,811
HEALTH CARE PROVIDERS & SERVICES — 3.4%
Addus HomeCare Corp. (a)	72,039	6,720,518
AMN Healthcare Services, Inc. (a)	213,990	22,325,577
Apollo Medical Holdings, Inc. (a) (b)	171,845	8,329,327
Community Health Systems, Inc. (a)	561,826	6,668,875
CorVel Corp. (a)	42,469	7,153,478
Covetrus, Inc. (a)	467,397	7,847,596
Cross Country Healthcare, Inc. (a)	160,575	3,479,660
Ensign Group, Inc.	236,338	21,272,783
Fulgent Genetics, Inc. (a) (b)	88,370	5,515,172
Hanger, Inc. (a)	166,138	3,045,309
Joint Corp. (a)	65,112	2,304,314
MEDNAX, Inc. (a)	383,204	8,997,630
ModivCare, Inc. (a)	55,269	6,377,490
Owens & Minor, Inc. (b)	340,753	14,999,947

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Pennant Group, Inc. (a)	121,943	$2,271,798
RadNet, Inc. (a)	208,465	4,663,362
Select Medical Holdings Corp.	481,409	11,549,002
Tivity Health, Inc. (a)	200,040	6,435,287
US Physical Therapy, Inc.	58,413	5,809,173
		155,766,298
HEALTH CARE TECHNOLOGY — 1.2%
Allscripts Healthcare Solutions, Inc. (a) (b)	555,483	12,509,477
Computer Programs & Systems, Inc. (a)	66,079	2,276,422
HealthStream, Inc. (a)	114,049	2,271,856
NextGen Healthcare, Inc. (a)	251,500	5,258,865
Omnicell, Inc. (a) (b)	198,459	25,698,456
OptimizeRx Corp. (a) (b)	80,234	3,025,624
Simulations Plus, Inc. (b)	70,883	3,613,615
		54,654,315
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc. (a)	105,293	2,979,792
Bloomin' Brands, Inc. (b)	364,735	8,002,286
Brinker International, Inc. (a) (b)	200,178	7,638,792
Cheesecake Factory, Inc. (a)	219,787	8,745,325
Chuy's Holdings, Inc. (a)	88,200	2,381,400
Dave & Buster's Entertainment, Inc. (a) (b)	174,482	8,567,066
Dine Brands Global, Inc.	77,635	6,051,648
El Pollo Loco Holdings, Inc. (a)	88,376	1,026,929
Fiesta Restaurant Group, Inc. (a)	72,809	544,247
Golden Entertainment, Inc. (a)	92,526	5,372,985
Jack in the Box, Inc. (b)	95,983	8,965,772
Monarch Casino & Resort, Inc. (a)	59,591	5,198,123
Red Robin Gourmet Burgers, Inc. (a)	72,416	1,220,934
Ruth's Hospitality Group, Inc.	142,000	3,248,960
Shake Shack, Inc. Class A (a) (b)	177,733	12,068,071
		82,012,330
HOUSEHOLD DURABLES — 2.2%
Cavco Industries, Inc. (a)	38,715	9,324,508
Century Communities, Inc.	135,074	7,235,914
Ethan Allen Interiors, Inc.	100,576	2,622,016
Installed Building Products, Inc.	106,553	9,002,663
iRobot Corp. (a)	122,544	7,769,290
La-Z-Boy, Inc. (b)	196,803	5,189,695
LGI Homes, Inc. (a)	96,074	9,384,508
M/I Homes, Inc. (a)	131,443	5,829,497
MDC Holdings, Inc.	254,314	9,623,242
Meritage Homes Corp. (a)	168,726	13,368,161
Sonos, Inc. (a)	576,939	16,281,218
Tupperware Brands Corp. (a) (b)	222,498	4,327,586
Security Description	Shares	Value
Universal Electronics, Inc. (a)	59,174	$1,848,596
		101,806,894
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a) (b)	44,147	1,940,702
Central Garden & Pet Co. Class A (a)	178,051	7,260,920
WD-40 Co. (b)	61,651	11,296,313
		20,497,935
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	211,441	2,198,986
American Equity Investment Life Holding Co.	374,039	14,927,897
AMERISAFE, Inc.	88,317	4,386,705
Assured Guaranty, Ltd.	316,571	20,152,910
eHealth, Inc. (a)	106,875	1,326,319
Employers Holdings, Inc.	125,846	5,162,203
Genworth Financial, Inc. Class A (a)	2,296,873	8,682,180
HCI Group, Inc.	36,482	2,487,343
Horace Mann Educators Corp.	187,594	7,847,057
James River Group Holdings, Ltd.	168,439	4,167,181
Palomar Holdings, Inc. (a)	109,220	6,988,988
ProAssurance Corp.	243,792	6,553,129
Safety Insurance Group, Inc.	64,335	5,844,835
Selectquote, Inc. (a)	562,484	1,569,330
SiriusPoint, Ltd. (a)	382,129	2,858,325
Stewart Information Services Corp.	121,740	7,378,661
Trupanion, Inc. (a) (b)	155,528	13,860,655
United Fire Group, Inc.	97,527	3,030,164
Universal Insurance Holdings, Inc.	126,725	1,709,520
		121,132,388
INTERACTIVE MEDIA & SERVICES — 0.2%
Actua Corp. (a)	2,667	133
Cars.com, Inc. (a)	295,607	4,265,609
QuinStreet, Inc. (a)	225,636	2,617,378
		6,883,120
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Liquidity Services, Inc. (a)	121,580	2,081,450
PetMed Express, Inc. (b)	94,716	2,443,673
Shutterstock, Inc.	105,818	9,849,539
		14,374,662
IT SERVICES — 1.6%
CSG Systems International, Inc.	146,066	9,285,415
EVERTEC, Inc.	270,918	11,088,674
ExlService Holdings, Inc. (a)	150,726	21,594,514
Perficient, Inc. (a) (b)	149,019	16,405,502
TTEC Holdings, Inc. (b)	82,811	6,833,564
Unisys Corp. (a)	303,257	6,553,384
		71,761,053

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	79,420	$5,529,220
Vista Outdoor, Inc. (a)	252,947	9,027,679
		14,556,899
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	559,438	6,797,172
MACHINERY — 4.5%
Alamo Group, Inc.	44,804	6,442,367
Albany International Corp. Class A	146,551	12,357,180
Astec Industries, Inc.	101,865	4,380,195
Barnes Group, Inc.	210,900	8,476,071
CIRCOR International, Inc. (a)	91,519	2,436,236
Enerpac Tool Group Corp.	272,868	5,973,081
EnPro Industries, Inc.	93,525	9,140,198
ESCO Technologies, Inc.	116,807	8,167,145
Federal Signal Corp.	277,082	9,351,518
Franklin Electric Co., Inc.	177,057	14,702,813
Greenbrier Cos., Inc.	146,760	7,559,608
Hillenbrand, Inc.	328,905	14,527,734
John Bean Technologies Corp.	144,184	17,081,478
Lindsay Corp.	49,452	7,764,459
Meritor, Inc. (a)	321,474	11,434,830
Mueller Industries, Inc.	259,126	14,036,855
Proto Labs, Inc. (a)	125,493	6,638,580
SPX Corp. (a)	205,113	10,134,633
SPX FLOW, Inc.	189,607	16,347,916
Standex International Corp.	55,709	5,566,443
Tennant Co.	83,712	6,596,506
Titan International, Inc. (a)	231,202	3,405,605
Wabash National Corp.	221,109	3,281,258
		205,802,709
MARINE — 0.5%
Matson, Inc.	190,250	22,947,955
MEDIA — 0.7%
AMC Networks, Inc. Class A (a) (b)	132,175	5,370,270
EW Scripps Co. Class A (a)	260,583	5,417,521
Gannett Co., Inc. (a)	645,784	2,912,486
Loyalty Ventures, Inc. (a)	90,729	1,499,750
Scholastic Corp.	136,963	5,516,870
TechTarget, Inc. (a)	121,209	9,851,867
Thryv Holdings, Inc. (a) (b)	76,650	2,155,398
		32,724,162
METALS & MINING — 1.9%
Allegheny Technologies, Inc. (a)	576,338	15,468,912
Arconic Corp. (a) (b)	483,762	12,393,982
Carpenter Technology Corp.	218,859	9,187,701
Century Aluminum Co. (a)	227,061	5,973,975
Compass Minerals International, Inc. (b)	154,480	9,699,799
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	5,429	—
Security Description	Shares	Value
Haynes International, Inc.	55,174	$2,350,412
Kaiser Aluminum Corp. (b)	71,804	6,761,065
Materion Corp.	92,462	7,927,692
Olympic Steel, Inc.	42,323	1,627,743
SunCoke Energy, Inc.	375,259	3,343,558
TimkenSteel Corp. (a) (b)	188,046	4,114,446
Warrior Met Coal, Inc.	232,696	8,635,349
		87,484,634
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.3%
Apollo Commercial Real Estate Finance, Inc. REIT	598,700	8,339,891
ARMOUR Residential REIT, Inc. (b)	401,922	3,376,145
Ellington Financial, Inc. REIT (b)	247,675	4,396,231
Franklin BSP Realty Trust, Inc. REIT	199,195	2,784,746
Granite Point Mortgage Trust, Inc. REIT	245,482	2,729,760
Invesco Mortgage Capital, Inc. REIT (b)	1,394,357	3,179,134
KKR Real Estate Finance Trust, Inc. REIT (b)	204,916	4,223,319
New York Mortgage Trust, Inc. REIT	1,715,105	6,260,133
PennyMac Mortgage Investment Trust REIT (b)	425,941	7,194,143
Ready Capital Corp. REIT (b)	300,855	4,530,876
Redwood Trust, Inc. REIT	516,437	5,438,082
Two Harbors Investment Corp. REIT (b)	1,557,584	8,613,440
		61,065,900
MULTI-UTILITIES — 0.4%
Avista Corp.	320,065	14,450,935
Unitil Corp.	72,756	3,629,069
		18,080,004
MULTILINE RETAIL — 0.1%
Big Lots, Inc. (b)	139,373	4,822,306
OIL, GAS & CONSUMABLE FUELS — 3.9%
Callon Petroleum Co. (a) (b)	214,566	12,676,559
Civitas Resources, Inc. (b)	326,438	19,491,613
CONSOL Energy, Inc. (a)	142,478	5,361,447
Dorian LPG, Ltd.	123,965	1,796,253
Green Plains, Inc. (a) (b)	243,068	7,537,539
Laredo Petroleum, Inc. (a)	65,297	5,167,605
Matador Resources Co.	498,130	26,390,927
Par Pacific Holdings, Inc. (a)	209,607	2,729,083
PBF Energy, Inc. Class A (a) (b)	429,619	10,469,815
Ranger Oil Corp. Class A (a)	95,236	3,288,499
Renewable Energy Group, Inc. (a)	227,729	13,811,764
REX American Resources Corp. (a)	23,119	2,302,652
SM Energy Co.	549,840	21,416,268
Southwestern Energy Co. (a)	5,048,493	36,197,695

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Talos Energy, Inc. (a)	185,464	$2,928,476
World Fuel Services Corp.	285,443	7,718,379
		179,284,574
PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. (a)	76,366	2,140,539
Glatfelter Corp.	201,071	2,489,259
Mercer International, Inc.	181,572	2,532,929
Neenah, Inc.	76,279	3,025,225
Schweitzer-Mauduit International, Inc.	143,707	3,951,943
Sylvamo Corp. (a)	160,586	5,344,302
		19,484,197
PERSONAL PRODUCTS — 0.8%
Edgewell Personal Care Co.	243,098	8,914,404
elf Beauty, Inc. (a)	215,981	5,578,789
Inter Parfums, Inc.	80,270	7,067,773
Medifast, Inc. (b)	52,713	9,002,326
USANA Health Sciences, Inc. (a) (b)	53,226	4,228,806
		34,792,098
PHARMACEUTICALS — 1.7%
Amphastar Pharmaceuticals, Inc. (a)	165,910	5,956,169
ANI Pharmaceuticals, Inc. (a)	56,250	1,581,188
Cara Therapeutics, Inc. (a) (b)	189,212	2,298,926
Collegium Pharmaceutical, Inc. (a) (b)	157,693	3,210,629
Corcept Therapeutics, Inc. (a)	430,172	9,687,473
Endo International PLC (a)	1,064,363	2,458,679
Harmony Biosciences Holdings, Inc. (a) (b)	103,724	5,046,173
Innoviva, Inc. (a) (b)	280,231	5,422,470
Nektar Therapeutics (a)	841,074	4,533,389
Pacira BioSciences, Inc. (a) (b)	202,144	15,427,630
Phibro Animal Health Corp. Class A	93,191	1,859,160
Prestige Consumer Healthcare, Inc. (a)	227,181	12,026,962
Supernus Pharmaceuticals, Inc. (a)	240,370	7,768,758
		77,277,606
PROFESSIONAL SERVICES — 1.5%
Exponent, Inc.	235,355	25,430,108
Forrester Research, Inc. (a)	49,588	2,797,755
Heidrick & Struggles International, Inc.	88,447	3,500,732
Kelly Services, Inc. Class A	162,922	3,533,778
Korn Ferry	245,795	15,961,927
ManTech International Corp. Class A	124,961	10,770,389
Resources Connection, Inc.	135,357	2,320,019
TrueBlue, Inc. (a)	160,049	4,623,816
		68,938,524
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Douglas Elliman, Inc.	301,813	$2,203,235
Marcus & Millichap, Inc.	113,132	5,959,794
RE/MAX Holdings, Inc. Class A	85,305	2,365,508
Realogy Holdings Corp. (a)	527,575	8,272,376
St. Joe Co.	149,381	8,849,330
		27,650,243
ROAD & RAIL — 0.4%
ArcBest Corp.	113,049	9,100,444
Heartland Express, Inc.	210,280	2,958,640
Marten Transport, Ltd.	270,233	4,799,338
		16,858,422
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Axcelis Technologies, Inc. (a)	151,364	11,432,523
CEVA, Inc. (a)	103,720	4,216,218
Cohu, Inc. (a)	219,903	6,509,129
Diodes, Inc. (a)	203,728	17,722,299
FormFactor, Inc. (a)	353,275	14,848,148
Ichor Holdings, Ltd. (a)	128,551	4,578,986
Kulicke & Soffa Industries, Inc. (b)	280,939	15,738,203
MaxLinear, Inc. (a)	319,065	18,617,443
Onto Innovation, Inc. (a)	222,592	19,341,019
PDF Solutions, Inc. (a)	136,084	3,792,661
Photronics, Inc. (a)	277,165	4,703,490
Rambus, Inc. (a)	493,956	15,752,257
SMART Global Holdings, Inc. (a) (b)	211,666	5,467,333
Ultra Clean Holdings, Inc. (a)	204,152	8,654,003
Veeco Instruments, Inc. (a)	229,503	6,240,186
		157,613,898
SOFTWARE — 2.8%
8x8, Inc. (a)	539,167	6,788,112
Agilysys, Inc. (a)	87,814	3,502,022
Alarm.com Holdings, Inc. (a)	208,264	13,841,225
Bottomline Technologies DE, Inc. (a)	173,955	9,859,769
Cerence, Inc. (a)	176,866	6,384,863
Consensus Cloud Solutions, Inc. (a)	71,132	4,277,167
Ebix, Inc. (b)	108,037	3,581,427
InterDigital, Inc.	139,001	8,868,264
LivePerson, Inc. (a) (b)	307,164	7,500,945
OneSpan, Inc. (a)	156,180	2,255,239
Progress Software Corp.	200,895	9,460,146
SPS Commerce, Inc. (a)	163,109	21,399,901
Vonage Holdings Corp. (a)	1,140,312	23,136,930
Xperi Holding Corp.	474,827	8,224,004
		129,080,014
SPECIALTY RETAIL — 4.0%
Aaron's Co., Inc.	143,368	2,878,829
Abercrombie & Fitch Co. Class A (a)	256,967	8,220,374

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Academy Sports & Outdoors, Inc. (b)	397,819	$15,674,069
America's Car-Mart, Inc. (a)	27,561	2,220,314
Asbury Automotive Group, Inc. (a)	104,520	16,744,104
Barnes & Noble Education, Inc. (a)	163,108	583,927
Bed Bath & Beyond, Inc. (a) (b)	437,679	9,860,908
Boot Barn Holdings, Inc. (a)	134,546	12,753,615
Buckle, Inc. (b)	132,926	4,391,875
Caleres, Inc. (b)	169,804	3,282,311
Cato Corp. Class A	88,039	1,290,652
Chico's FAS, Inc. (a)	559,420	2,685,216
Children's Place, Inc. (a) (b)	60,786	2,996,750
Conn's, Inc. (a) (b)	87,777	1,352,644
Designer Brands, Inc. Class A (a) (b)	280,171	3,785,110
Genesco, Inc. (a)	61,328	3,901,074
Group 1 Automotive, Inc.	77,706	13,041,398
Guess?, Inc.	176,194	3,849,839
Haverty Furniture Cos., Inc. (b)	66,952	1,835,824
Hibbett, Inc. (b)	57,154	2,534,208
LL Flooring Holdings, Inc. (a)	132,892	1,863,146
MarineMax, Inc. (a)	98,625	3,970,643
Monro, Inc.	151,736	6,727,974
ODP Corp. (a)	208,649	9,562,384
Rent-A-Center, Inc. (b)	274,954	6,926,091
Sally Beauty Holdings, Inc. (a) (b)	494,594	7,730,504
Shoe Carnival, Inc.	79,331	2,313,292
Signet Jewelers, Ltd.	237,673	17,278,827
Sleep Number Corp. (a) (b)	102,915	5,218,820
Sonic Automotive, Inc. Class A	94,597	4,021,318
Zumiez, Inc. (a) (b)	87,103	3,328,206
		182,824,246
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	580,322	9,679,771
Corsair Gaming, Inc. (a) (b)	149,320	3,159,611
Diebold Nixdorf, Inc. (a)	329,640	2,218,477
		15,057,859
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Fossil Group, Inc. (a)	217,342	2,095,177
G-III Apparel Group, Ltd. (a)	198,951	5,381,625
Kontoor Brands, Inc. (b)	213,930	8,846,005
Movado Group, Inc.	73,981	2,888,958
Oxford Industries, Inc. (b)	71,896	6,506,588
Steven Madden, Ltd.	345,944	13,367,276
Unifi, Inc. (a) (b)	62,702	1,134,906
Vera Bradley, Inc. (a)	117,118	898,295
Wolverine World Wide, Inc.	372,498	8,403,555
		49,522,385
THRIFTS & MORTGAGE FINANCE — 2.3%
Axos Financial, Inc. (a)	243,296	11,286,501
Capitol Federal Financial, Inc.	584,495	6,359,306
Security Description	Shares	Value
Flagstar Bancorp, Inc.	240,048	$10,178,035
Mr Cooper Group, Inc. (a)	340,894	15,568,629
NMI Holdings, Inc. Class A (a)	389,429	8,030,026
Northfield Bancorp, Inc.	197,950	2,842,562
Northwest Bancshares, Inc.	573,899	7,753,376
Provident Financial Services, Inc.	343,069	8,027,815
TrustCo Bank Corp.	85,923	2,743,521
Walker & Dunlop, Inc.	133,760	17,311,219
WSFS Financial Corp.	295,778	13,789,170
		103,890,160
TOBACCO — 0.3%
Universal Corp.	111,107	6,451,984
Vector Group, Ltd.	586,828	7,065,409
		13,517,393
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Applied Industrial Technologies, Inc.	174,480	17,912,117
Boise Cascade Co.	178,120	12,373,996
DXP Enterprises, Inc. (a)	76,915	2,083,627
GMS, Inc. (a)	195,123	9,711,272
NOW, Inc. (a)	504,591	5,565,639
Veritiv Corp. (a)	62,645	8,368,746
		56,015,397
WATER UTILITIES — 0.8%
American States Water Co.	167,038	14,869,723
California Water Service Group	238,459	14,135,849
Middlesex Water Co. (b)	78,929	8,300,963
		37,306,535
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	225,759	5,323,397
Telephone & Data Systems, Inc.	445,939	8,419,329
		13,742,726
TOTAL COMMON STOCKS (Cost $4,149,499,084)		4,542,952,123
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Tobira Therapeutics, Inc. (CVR) (a)	740	10,486
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a)	10,713	1,071
TOTAL RIGHTS (Cost $44)		11,557
WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22)	1,596	—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Battalion Oil Corp. (expiring 10/08/22)	1,277	$—
Battalion Oil Corp. (expiring 10/08/22) (b)	2,055	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f) (g)	8,321,824	8,320,992
State Street Navigator Securities Lending Portfolio II (h) (i)	265,419,847	265,419,847
TOTAL SHORT-TERM INVESTMENTS (Cost $273,740,299)		273,740,839
TOTAL INVESTMENTS — 105.7% (Cost $4,423,239,427)		4,816,704,519
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(260,583,331)
NET ASSETS — 100.0%		$4,556,121,188

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	58	06/17/2022	$5,725,028	$5,992,560	$267,532

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,540,796,592	$2,155,531	$0(a)	$4,542,952,123
Rights	—	11,557	—	11,557
Warrants	—	—	—	0
Short-Term Investments	273,740,839	—	—	273,740,839
TOTAL INVESTMENTS	$4,814,537,431	$2,167,088	$0	$4,816,704,519
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	267,532	—	—	267,532
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	894,441	$894,709	$139,394,745	$131,967,366	$(1,636)	$540	8,321,824	$8,320,992	$1,079
State Street Navigator Securities Lending Portfolio II	115,061,959	115,061,959	553,303,598	402,945,710	—	—	265,419,847	265,419,847	90,396
Total		$115,956,668	$692,698,343	$534,913,076	$(1,636)	$540		$273,740,839	$91,475
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	5,132	$248,543
Aerojet Rocketdyne Holdings, Inc. (a)	10,658	419,392
AeroVironment, Inc. (a)	2,838	267,169
Axon Enterprise, Inc. (a)	9,278	1,277,859
Boeing Co. (a)	80,234	15,364,811
Curtiss-Wright Corp.	6,338	951,714
General Dynamics Corp.	33,676	8,121,978
Hexcel Corp. (b)	12,522	744,683
Howmet Aerospace, Inc.	57,641	2,071,618
Huntington Ingalls Industries, Inc.	6,121	1,220,772
Kaman Corp.	4,078	177,311
L3Harris Technologies, Inc.	29,243	7,266,008
Lockheed Martin Corp.	35,651	15,736,351
Mercury Systems, Inc. (a)	7,849	505,868
Moog, Inc. Class A	4,304	377,891
National Presto Industries, Inc.	108	8,311
Northrop Grumman Corp.	21,333	9,540,544
Park Aerospace Corp. (b)	2,664	34,765
Raytheon Technologies Corp.	218,582	21,654,919
Textron, Inc.	33,694	2,506,160
TransDigm Group, Inc. (a)	7,686	5,007,737
Triumph Group, Inc. (a)	9,816	248,149
Woodward, Inc.	8,440	1,054,240
		94,806,793
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a) (b)	4,392	379,337
C.H. Robinson Worldwide, Inc.	20,070	2,161,740
Expeditors International of Washington, Inc.	24,836	2,562,082
FedEx Corp.	35,106	8,123,177
Forward Air Corp.	4,182	408,916
GXO Logistics, Inc. (a)	13,731	979,569
Hub Group, Inc. Class A (a)	4,932	380,800
United Parcel Service, Inc. Class B	105,485	22,622,313
		37,617,934
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	18,261	1,059,321
Allegiant Travel Co. (a)	1,966	319,259
American Airlines Group, Inc. (a) (b)	89,623	1,635,620
Delta Air Lines, Inc. (a)	92,769	3,670,869
Hawaiian Holdings, Inc. (a) (b)	6,292	123,952
JetBlue Airways Corp. (a)	43,831	655,274
SkyWest, Inc. (a)	7,465	215,365
Southwest Airlines Co. (a)	84,266	3,859,383
United Airlines Holdings, Inc. (a)	43,823	2,031,634
		13,570,677
Security Description	Shares	Value
AUTO COMPONENTS — 0.2%
Adient PLC (a)	13,044	$531,804
American Axle & Manufacturing Holdings, Inc. (a)	13,267	102,952
Aptiv PLC (a)	38,686	4,631,101
BorgWarner, Inc.	35,372	1,375,971
Cooper-Standard Holdings, Inc. (a)	2,527	22,162
Dana, Inc.	22,508	395,466
Dorman Products, Inc. (a)	4,330	411,480
Fox Factory Holding Corp. (a)	5,249	514,140
Gentex Corp.	36,072	1,052,220
Gentherm, Inc. (a) (b)	4,763	347,890
Goodyear Tire & Rubber Co. (a)	40,943	585,075
LCI Industries (b)	3,874	402,160
Lear Corp.	8,158	1,163,249
Motorcar Parts of America, Inc. (a) (b)	1,121	19,987
Patrick Industries, Inc.	2,908	175,352
Standard Motor Products, Inc.	2,334	100,689
Visteon Corp. (a) (b)	4,165	454,526
XPEL, Inc. (a) (b)	2,400	126,264
		12,412,488
AUTOMOBILES — 2.5%
Ford Motor Co.	567,539	9,597,084
General Motors Co. (a)	210,154	9,192,136
Harley-Davidson, Inc. (b)	22,576	889,494
Tesla, Inc. (a)	122,028	131,497,373
Thor Industries, Inc. (b)	7,755	610,319
Winnebago Industries, Inc. (b)	4,907	265,125
		152,051,531
BANKS — 4.1%
Allegiance Bancshares, Inc.	2,375	106,115
Ameris Bancorp	8,113	355,998
Associated Banc-Corp.	23,404	532,675
Banc of California, Inc.	7,591	146,962
BancFirst Corp. (b)	2,624	218,343
Bancorp, Inc. (a)	7,522	213,098
Bank of America Corp.	1,043,145	42,998,437
Bank of Hawaii Corp.	6,022	505,366
Bank OZK	17,840	761,768
BankUnited, Inc.	13,580	596,977
Banner Corp.	4,680	273,920
Berkshire Hills Bancorp, Inc.	6,583	190,710
Brookline Bancorp, Inc.	12,449	196,943
Cadence Bank	25,326	741,039
Cathay General Bancorp	10,925	488,894
Central Pacific Financial Corp.	4,974	138,775
Citigroup, Inc.	286,175	15,281,745
Citizens Financial Group, Inc.	61,939	2,807,695
City Holding Co.	2,513	197,773
Columbia Banking System, Inc.	8,479	273,617
Comerica, Inc.	20,432	1,847,666
Commerce Bancshares, Inc.	16,310	1,167,633
Community Bank System, Inc.	7,740	542,961

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cullen/Frost Bankers, Inc.	8,478	$1,173,440
Customers Bancorp, Inc. (a)	5,035	262,525
CVB Financial Corp.	17,892	415,273
Dime Community Bancshares, Inc.	4,927	170,326
Eagle Bancorp, Inc.	5,136	292,803
East West Bancorp, Inc.	20,830	1,645,987
FB Financial Corp.	2,777	123,354
Fifth Third Bancorp	103,176	4,440,695
First BanCorp (c)	32,244	423,041
First BanCorp (c)	864	36,089
First Citizens BancShares, Inc. Class A	909	605,030
First Commonwealth Financial Corp.	14,909	226,020
First Financial Bancorp	13,020	300,111
First Financial Bankshares, Inc.	20,512	904,989
First Hawaiian, Inc.	19,353	539,755
First Horizon Corp.	81,773	1,920,848
First Interstate BancSystem, Inc. Class A	30	1,103
First Republic Bank	25,549	4,141,493
FNB Corp.	48,037	598,061
Fulton Financial Corp.	24,544	407,921
Glacier Bancorp, Inc.	13,043	655,802
Hancock Whitney Corp.	13,442	701,000
Hanmi Financial Corp.	5,034	123,887
Heritage Financial Corp.	4,928	123,496
Hilltop Holdings, Inc.	9,336	274,478
Home BancShares, Inc.	22,677	512,500
HomeStreet, Inc.	3,791	179,618
Hope Bancorp, Inc.	19,922	320,346
Huntington Bancshares, Inc.	213,525	3,121,735
Independent Bank Corp.	5,348	436,878
Independent Bank Group, Inc.	5,270	375,013
International Bancshares Corp.	7,983	336,962
Investors Bancorp, Inc.	32,975	492,317
JPMorgan Chase & Co.	432,052	58,897,329
KeyCorp.	141,308	3,162,473
Lakeland Financial Corp. (b)	3,678	268,494
M&T Bank Corp.	18,808	3,187,956
Meta Financial Group, Inc.	5,088	279,433
National Bank Holdings Corp. Class A	5,054	203,575
NBT Bancorp, Inc.	7,362	265,989
OFG Bancorp	6,997	186,400
Old National Bancorp	41,692	682,915
Pacific Premier Bancorp, Inc.	14,512	512,999
PacWest Bancorp	17,832	769,094
Park National Corp. (b)	2,124	279,051
People's United Financial, Inc.	61,761	1,234,602
Pinnacle Financial Partners, Inc.	10,785	993,083
PNC Financial Services Group, Inc.	61,584	11,359,169
Preferred Bank	2,074	153,663
Prosperity Bancshares, Inc.	13,391	929,068
Regions Financial Corp.	141,679	3,153,775
Security Description	Shares	Value
Renasant Corp.	8,340	$278,973
S&T Bancorp, Inc.	5,434	160,738
Seacoast Banking Corp. of Florida (b)	5,568	194,991
ServisFirst Bancshares, Inc. (b)	6,944	661,694
Signature Bank	9,400	2,758,806
Simmons First National Corp. Class A (b)	16,661	436,851
Southside Bancshares, Inc.	4,904	200,230
SVB Financial Group (a)	8,675	4,853,229
Synovus Financial Corp.	21,900	1,073,100
Texas Capital Bancshares, Inc. (a)	7,454	427,189
Tompkins Financial Corp. (b)	1,796	140,573
Triumph Bancorp, Inc. (a)	2,835	266,547
Truist Financial Corp.	196,111	11,119,494
Trustmark Corp.	9,817	298,339
UMB Financial Corp.	5,131	498,528
Umpqua Holdings Corp.	32,598	614,798
United Bankshares, Inc.	16,172	564,079
United Community Banks, Inc.	11,027	383,740
US Bancorp	199,193	10,587,108
Valley National Bancorp	57,291	745,929
Veritex Holdings, Inc.	4,986	190,316
Webster Financial Corp.	26,998	1,515,128
Wells Fargo & Co.	576,600	27,942,036
Westamerica BanCorp	3,036	183,678
Wintrust Financial Corp.	7,992	742,697
Zions Bancorp NA	23,673	1,552,002
		251,777,867
BEVERAGES — 1.4%
Boston Beer Co., Inc. Class A (a) (b)	1,400	543,858
Brown-Forman Corp. Class B	26,905	1,803,173
Celsius Holdings, Inc. (a) (b)	4,119	227,286
Coca-Cola Co.	561,912	34,838,544
Coca-Cola Consolidated, Inc.	486	241,469
Constellation Brands, Inc. Class A	24,618	5,670,018
MGP Ingredients, Inc. (b)	2,405	205,844
Molson Coors Beverage Co. Class B	27,981	1,493,626
Monster Beverage Corp. (a)	53,751	4,294,705
National Beverage Corp. (b)	4,016	174,696
PepsiCo, Inc.	200,636	33,582,454
		83,075,673
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	256,464	41,575,379
Amgen, Inc.	83,131	20,102,738
Anika Therapeutics, Inc. (a)	2,503	62,850
Arrowhead Pharmaceuticals, Inc. (a)	14,072	647,171
Avid Bioservices, Inc. (a) (b)	8,864	180,560
Biogen, Inc. (a)	22,313	4,699,118

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Coherus Biosciences, Inc. (a) (b)	8,956	$115,622
Cytokinetics, Inc. (a) (b)	8,580	315,830
Eagle Pharmaceuticals, Inc. (a)	2,378	117,687
Emergent BioSolutions, Inc. (a)	7,268	298,424
Enanta Pharmaceuticals, Inc. (a) (b)	2,522	179,516
Exelixis, Inc. (a)	45,683	1,035,634
Gilead Sciences, Inc.	182,513	10,850,398
Halozyme Therapeutics, Inc. (a)	18,873	752,655
Incyte Corp. (a)	27,063	2,149,343
iTeos Therapeutics, Inc. (a)	2,899	93,290
Ligand Pharmaceuticals, Inc. (a) (b)	2,312	260,077
Moderna, Inc. (a)	50,843	8,758,215
Myriad Genetics, Inc. (a)	11,975	301,770
Neurocrine Biosciences, Inc. (a)	13,510	1,266,562
Organogenesis Holdings, Inc. (a) (b)	7,168	54,620
Regeneron Pharmaceuticals, Inc. (a)	15,199	10,615,286
REGENXBIO, Inc. (a) (b)	4,933	163,726
Spectrum Pharmaceuticals, Inc. (a) (b)	22	28
uniQure NV (a) (b)	5,150	93,061
United Therapeutics Corp. (a)	6,526	1,170,830
Vanda Pharmaceuticals, Inc. (a)	7,728	87,404
Vericel Corp. (a) (b)	897	34,283
Vertex Pharmaceuticals, Inc. (a)	37,748	9,851,096
Xencor, Inc. (a) (b)	8,317	221,898
		116,055,071
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	19,958	1,275,117
AAON, Inc. (b)	5,430	302,614
Allegion PLC	13,290	1,458,976
American Woodmark Corp. (a) (b)	2,453	120,074
Apogee Enterprises, Inc. (b)	4,958	235,307
Builders FirstSource, Inc. (a)	29,723	1,918,322
Carlisle Cos., Inc.	7,831	1,925,799
Carrier Global Corp.	127,496	5,848,241
Fortune Brands Home & Security, Inc.	20,391	1,514,643
Gibraltar Industries, Inc. (a)	4,748	203,927
Griffon Corp.	7,277	145,758
Insteel Industries, Inc.	2,546	94,177
Johnson Controls International PLC	104,894	6,877,900
Lennox International, Inc. (b)	4,997	1,288,526
Masco Corp.	38,264	1,951,464
Owens Corning	15,918	1,456,497
PGT Innovations, Inc. (a)	7,918	142,366
Quanex Building Products Corp. (b)	4,917	103,208
Resideo Technologies, Inc. (a)	18,624	443,810
Security Description	Shares	Value
Simpson Manufacturing Co., Inc.	6,078	$662,745
Trane Technologies PLC	34,884	5,326,787
Trex Co., Inc. (a) (b)	17,224	1,125,244
UFP Industries, Inc.	9,072	699,996
		35,121,498
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	6,815	960,574
Ameriprise Financial, Inc.	17,009	5,108,823
B Riley Financial, Inc. (b)	2,552	178,538
Bank of New York Mellon Corp.	118,110	5,861,799
BlackRock, Inc.	20,470	15,642,560
Blucora, Inc. (a)	7,430	145,256
Brightsphere Investment Group, Inc. (b)	4,062	98,504
Cboe Global Markets, Inc.	16,042	1,835,526
Charles Schwab Corp.	217,335	18,323,514
CME Group, Inc.	52,303	12,440,792
Donnelley Financial Solutions, Inc. (a) (b)	4,689	155,956
Evercore, Inc. Class A	5,494	611,592
FactSet Research Systems, Inc.	5,744	2,493,758
Federated Hermes, Inc. (b)	13,939	474,762
Franklin Resources, Inc.	40,557	1,132,351
Goldman Sachs Group, Inc.	48,938	16,154,434
Greenhill & Co., Inc.	2,109	32,626
Interactive Brokers Group, Inc. Class A	11,730	773,124
Intercontinental Exchange, Inc.	81,676	10,791,033
Invesco, Ltd.	55,201	1,272,935
Janus Henderson Group PLC (b)	22,304	781,086
Jefferies Financial Group, Inc.	30,393	998,410
MarketAxess Holdings, Inc.	5,650	1,922,130
Moody's Corp.	23,614	7,967,600
Morgan Stanley	207,290	18,117,146
MSCI, Inc.	11,943	6,005,896
Nasdaq, Inc.	17,053	3,038,845
Northern Trust Corp.	30,304	3,528,901
Piper Sandler Cos.	2,109	276,806
Raymond James Financial, Inc.	26,961	2,963,284
S&P Global, Inc.	51,589	21,160,776
SEI Investments Co.	17,762	1,069,450
State Street Corp. (d)	51,291	4,468,472
Stifel Financial Corp.	15,219	1,033,370
StoneX Group, Inc. (a)	2,456	182,309
T Rowe Price Group, Inc.	32,859	4,967,952
Virtus Investment Partners, Inc.	850	203,991
WisdomTree Investments, Inc. (b)	17,457	102,473
		173,277,354
CHEMICALS — 1.8%
AdvanSix, Inc.	4,887	249,677
Air Products & Chemicals, Inc.	32,234	8,055,599
Albemarle Corp.	17,373	3,842,039

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
American Vanguard Corp.	3,959	$80,447
Ashland Global Holdings, Inc. (b)	8,306	817,393
Avient Corp.	11,564	555,072
Balchem Corp.	4,724	645,771
Cabot Corp.	8,323	569,376
Celanese Corp.	16,896	2,413,932
CF Industries Holdings, Inc.	31,678	3,264,735
Chemours Co.	23,896	752,246
Corteva, Inc.	108,093	6,213,186
Dow, Inc.	108,023	6,883,226
DuPont de Nemours, Inc.	78,541	5,779,047
Eastman Chemical Co.	20,002	2,241,424
Ecolab, Inc.	36,276	6,404,891
Ferro Corp. (a)	12,499	271,728
FMC Corp.	18,876	2,483,515
FutureFuel Corp.	4,884	47,521
GCP Applied Technologies, Inc. (a) (b)	7,830	246,019
Hawkins, Inc.	3,412	156,611
HB Fuller Co.	7,644	505,039
Ingevity Corp. (a)	6,087	389,994
Innospec, Inc.	3,690	341,510
International Flavors & Fragrances, Inc.	35,780	4,698,987
Koppers Holdings, Inc.	2,624	72,212
Linde PLC (a)	74,746	23,876,115
Livent Corp. (a) (b)	21,887	570,594
LyondellBasell Industries NV Class A	37,417	3,847,216
Minerals Technologies, Inc. (b)	4,954	327,707
Mosaic Co.	50,520	3,359,580
NewMarket Corp.	737	239,068
Olin Corp.	22,051	1,152,826
PPG Industries, Inc.	34,335	4,500,288
Quaker Chemical Corp. (b)	1,966	339,744
Rayonier Advanced Materials, Inc. (a)	9,315	61,200
RPM International, Inc.	19,268	1,569,186
Scotts Miracle-Gro Co. (b)	5,982	735,547
Sensient Technologies Corp.	6,331	531,487
Sherwin-Williams Co.	34,202	8,537,503
Stepan Co.	2,628	259,673
Tredegar Corp. (b)	3,707	44,447
Trinseo PLC	5,769	276,450
Valvoline, Inc.	27,483	867,364
		109,077,192
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	9,699	446,542
Brady Corp. Class A	7,317	338,558
Brink's Co. (b)	7,411	503,948
Cintas Corp.	12,598	5,359,063
Clean Harbors, Inc. (a)	7,339	819,326
Copart, Inc. (a)	30,219	3,791,578
CoreCivic, Inc. REIT (a)	20,730	231,554
Deluxe Corp.	7,575	229,068
Security Description	Shares	Value
Harsco Corp. (a)	12,522	$153,269
Healthcare Services Group, Inc. (b)	10,815	200,835
HNI Corp. (b)	6,398	237,046
IAA, Inc. (a)	19,816	757,962
Interface, Inc.	9,941	134,899
KAR Auction Services, Inc. (a) (b)	19,031	343,510
Matthews International Corp. Class A	5,002	161,865
MillerKnoll, Inc. (b)	9,217	318,539
MSA Safety, Inc.	5,088	675,178
Pitney Bowes, Inc.	25,486	132,527
Republic Services, Inc.	30,565	4,049,862
Rollins, Inc.	29,814	1,044,981
Stericycle, Inc. (a)	13,225	779,217
Tetra Tech, Inc. (b)	8,049	1,327,602
UniFirst Corp.	2,228	410,576
US Ecology, Inc. (a)	2,722	130,329
Viad Corp. (a)	2,634	93,876
Waste Management, Inc.	56,651	8,979,183
		31,650,893
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc. (b)	7,580	139,851
Arista Networks, Inc. (a)	31,791	4,418,313
CalAmp Corp. (a) (b)	5,112	37,369
Calix, Inc. (a)	7,996	343,108
Ciena Corp. (a)	22,653	1,373,451
Cisco Systems, Inc.	613,304	34,197,831
Comtech Telecommunications Corp.	3,650	57,269
Digi International, Inc. (a)	4,539	97,679
Extreme Networks, Inc. (a)	18,546	226,447
F5, Inc. (a)	9,094	1,900,191
Harmonic, Inc. (a) (b)	19,368	179,929
Juniper Networks, Inc.	47,933	1,781,190
Lumentum Holdings, Inc. (a) (b)	11,118	1,085,117
Motorola Solutions, Inc.	24,550	5,946,010
NETGEAR, Inc. (a) (b)	4,708	116,193
NetScout Systems, Inc. (a)	10,339	331,675
Plantronics, Inc. (a) (b)	5,650	222,610
Viasat, Inc. (a)	8,232	401,722
Viavi Solutions, Inc. (a)	33,870	544,630
		53,400,585
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	22,238	1,708,101
Arcosa, Inc.	7,000	400,750
Comfort Systems USA, Inc.	5,056	450,034
Dycom Industries, Inc. (a) (b)	4,700	447,722
EMCOR Group, Inc.	8,266	931,000
Fluor Corp. (a) (b)	18,306	525,199
Granite Construction, Inc. (b)	7,666	251,445
MasTec, Inc. (a) (b)	8,402	731,814
Matrix Service Co. (a)	4	33
MDU Resources Group, Inc.	29,860	795,769

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MYR Group, Inc. (a)	2,408	$226,448
NV5 Global, Inc. (a)	1,747	232,875
Quanta Services, Inc.	20,466	2,693,530
Valmont Industries, Inc.	2,356	562,142
		9,956,862
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,274	805,330
Martin Marietta Materials, Inc.	9,103	3,503,654
Vulcan Materials Co.	18,571	3,411,493
		7,720,477
CONSUMER FINANCE — 0.6%
American Express Co.	89,677	16,769,599
Capital One Financial Corp.	61,021	8,011,447
Discover Financial Services	44,383	4,890,563
Encore Capital Group, Inc. (a) (b)	4,782	299,975
Enova International, Inc. (a)	3,954	150,133
EZCORP, Inc. Class A (a) (b)	7,871	47,541
FirstCash Holdings, Inc. (b)	6,229	438,148
Green Dot Corp. Class A (a)	7,792	214,124
LendingTree, Inc. (a)	1,957	234,194
Navient Corp. (b)	26,764	456,059
PRA Group, Inc. (a) (b)	6,794	306,273
Prog Holdings, Inc. (a)	2,662	76,586
SLM Corp.	44,633	819,462
Synchrony Financial	79,063	2,752,183
World Acceptance Corp. (a) (b)	478	91,699
		35,557,986
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	227,205	2,574,233
AptarGroup, Inc.	9,455	1,110,962
Avery Dennison Corp.	12,212	2,124,522
Ball Corp.	47,567	4,281,030
Greif, Inc. Class A	2,110	137,277
International Paper Co.	57,011	2,631,058
Myers Industries, Inc.	4,909	106,034
O-I Glass, Inc. (a)	22,708	299,291
Packaging Corp. of America	13,878	2,166,495
Sealed Air Corp.	22,774	1,524,947
Silgan Holdings, Inc.	11,640	538,117
Sonoco Products Co.	14,929	933,958
Westrock Co.	38,760	1,822,883
		20,250,807
DISTRIBUTORS — 0.1%
Genuine Parts Co.	21,000	2,646,420
LKQ Corp.	41,303	1,875,569
Pool Corp.	5,964	2,521,878
		7,043,867
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a) (b)	7,398	219,795
American Public Education, Inc. (a) (b)	2,377	50,487
Security Description	Shares	Value
Graham Holdings Co. Class B	286	$174,880
Grand Canyon Education, Inc. (a)	6,793	659,668
H&R Block, Inc. (b)	26,497	689,982
Perdoceo Education Corp. (a)	10,454	120,012
Service Corp. International	25,525	1,680,056
Strategic Education, Inc. (b)	3,660	242,951
WW International, Inc. (a)	7,153	73,175
		3,911,006
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. Class B (a)	268,066	94,603,172
Voya Financial, Inc. (b)	16,070	1,066,245
		95,669,417
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	1,034,884	24,454,309
ATN International, Inc.	2,403	95,832
Cogent Communications Holdings, Inc.	6,283	416,877
Consolidated Communications Holdings, Inc. (a) (b)	10,626	62,693
Iridium Communications, Inc. (a)	19,214	774,709
Lumen Technologies, Inc. (b)	145,541	1,640,247
Verizon Communications, Inc.	612,032	31,176,910
		58,621,577
ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	7,596	508,780
Alliant Energy Corp.	36,508	2,281,020
American Electric Power Co., Inc.	72,332	7,216,564
Constellation Energy Corp.	47,330	2,662,312
Duke Energy Corp.	112,503	12,562,085
Edison International	54,336	3,808,954
Entergy Corp.	29,337	3,425,095
Evergy, Inc.	33,456	2,286,383
Eversource Energy	49,051	4,325,808
Exelon Corp.	141,947	6,760,936
FirstEnergy Corp.	78,733	3,610,695
Hawaiian Electric Industries, Inc.	16,027	678,102
IDACORP, Inc.	7,281	839,936
NextEra Energy, Inc.	284,596	24,108,127
NRG Energy, Inc.	35,462	1,360,322
OGE Energy Corp.	29,810	1,215,652
Pinnacle West Capital Corp.	16,904	1,320,202
PNM Resources, Inc.	11,978	570,991
PPL Corp.	111,444	3,182,841
Southern Co.	153,825	11,153,851
Xcel Energy, Inc.	76,792	5,542,079
		99,420,735
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	5,248	993,446
AMETEK, Inc.	33,307	4,435,826

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
AZZ, Inc.	4,624	$223,062
Eaton Corp. PLC	58,114	8,819,381
Emerson Electric Co.	87,133	8,543,391
Encore Wire Corp. (b)	2,634	300,460
EnerSys	6,316	470,984
Generac Holdings, Inc. (a)	9,196	2,733,603
Hubbell, Inc.	7,838	1,440,389
nVent Electric PLC	23,541	818,756
Powell Industries, Inc. (b)	1,438	27,926
Regal Rexnord Corp.	10,474	1,558,322
Rockwell Automation, Inc.	16,956	4,748,189
Sunrun, Inc. (a) (b)	23,716	720,255
Vicor Corp. (a)	2,555	180,255
		36,014,245
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc. (b)	5,372	462,422
Amphenol Corp. Class A	87,124	6,564,793
Arlo Technologies, Inc. (a)	10,727	95,041
Arrow Electronics, Inc. (a)	11,170	1,325,097
Avnet, Inc.	14,441	586,160
Badger Meter, Inc.	4,369	435,633
Belden, Inc.	5,802	321,431
Benchmark Electronics, Inc. (b)	5,215	130,584
CDW Corp.	20,664	3,696,583
Cognex Corp.	25,915	1,999,342
Coherent, Inc. (a)	3,696	1,010,339
Corning, Inc.	111,037	4,098,376
CTS Corp.	4,828	170,621
ePlus, Inc. (a)	4,560	255,634
Fabrinet (a)	5,182	544,784
FARO Technologies, Inc. (a)	2,536	131,669
II-VI, Inc. (a) (b)	13,805	1,000,724
Insight Enterprises, Inc. (a) (b)	4,927	528,766
IPG Photonics Corp. (a)	5,064	555,825
Itron, Inc. (a) (b)	5,854	308,389
Jabil, Inc.	20,075	1,239,230
Keysight Technologies, Inc. (a)	26,800	4,233,596
Knowles Corp. (a)	13,866	298,535
Littelfuse, Inc.	3,685	919,076
Methode Electronics, Inc.	5,114	221,180
National Instruments Corp.	18,929	768,328
OSI Systems, Inc. (a)	2,436	207,352
PC Connection, Inc.	1,819	95,297
Plexus Corp. (a)	4,352	356,037
Rogers Corp. (a)	2,538	689,575
Sanmina Corp. (a)	10,043	405,938
ScanSource, Inc. (a)	4,888	170,053
TD SYNNEX Corp.	6,199	639,799
TE Connectivity, Ltd.	48,167	6,308,914
Teledyne Technologies, Inc. (a)	6,736	3,183,636
Trimble, Inc. (a)	37,003	2,669,396
TTM Technologies, Inc. (a)	14,984	222,063
Vishay Intertechnology, Inc.	19,850	389,060
Vontier Corp.	20,653	524,380
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	7,945	$3,286,846
		51,050,504
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	13,656	126,045
Baker Hughes Co.	124,138	4,519,865
Bristow Group, Inc. (a)	3,879	143,833
ChampionX Corp. (a)	21,023	514,643
Core Laboratories NV (b)	6,622	209,454
DMC Global, Inc. (a) (b)	2,281	69,570
Dril-Quip, Inc. (a)	4,933	184,248
Exterran Corp. (a)	4,549	28,249
Halliburton Co.	128,538	4,867,734
Helix Energy Solutions Group, Inc. (a) (b)	20,719	99,037
Helmerich & Payne, Inc.	16,728	715,624
Nabors Industries, Ltd. (a)	970	148,138
Newpark Resources, Inc. (a)	24	88
Nov, Inc.	57,598	1,129,497
Oceaneering International, Inc. (a)	15,039	227,991
Oil States International, Inc. (a) (b)	9,415	65,434
Patterson-UTI Energy, Inc. (b)	28,295	438,007
ProPetro Holding Corp. (a)	12,269	170,907
RPC, Inc. (a) (b)	10,283	109,720
Schlumberger NV	202,180	8,352,056
US Silica Holdings, Inc. (a)	14,399	268,685
		22,388,825
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	112,630	9,022,789
Cinemark Holdings, Inc. (a) (b)	17,000	293,760
Electronic Arts, Inc.	42,161	5,333,788
Live Nation Entertainment, Inc. (a)	21,017	2,472,440
Marcus Corp. (a) (b)	2,495	44,161
Netflix, Inc. (a)	64,186	24,043,434
Take-Two Interactive Software, Inc. (a) (b)	16,443	2,527,947
Walt Disney Co. (a)	266,423	36,542,579
World Wrestling Entertainment, Inc. Class A (b)	6,879	429,525
		80,710,423
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.1%
Acadia Realty Trust REIT	12,969	281,038
Agree Realty Corp. REIT (b)	7,899	524,178
Alexander & Baldwin, Inc. REIT (a)	9,655	223,899
Alexandria Real Estate Equities, Inc. REIT	20,420	4,109,525
American Assets Trust, Inc. REIT	7,324	277,506
American Campus Communities, Inc. REIT	20,285	1,135,352
American Tower Corp. REIT	66,293	16,654,128

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Apartment Income REIT Corp.	21,639	$1,156,821
Armada Hoffler Properties, Inc. REIT	7,535	110,011
AvalonBay Communities, Inc. REIT	20,183	5,012,852
Boston Properties, Inc. REIT	20,471	2,636,665
Brandywine Realty Trust REIT	25,517	360,810
Brixmor Property Group, Inc. REIT	43,885	1,132,672
Camden Property Trust REIT	14,476	2,405,911
CareTrust REIT, Inc.	14,070	271,551
Centerspace REIT	850	83,402
Chatham Lodging Trust REIT (a)	7,019	96,792
Community Healthcare Trust, Inc. REIT	2,819	118,990
Corporate Office Properties Trust REIT	17,351	495,198
Cousins Properties, Inc. REIT	22,005	886,582
Crown Castle International Corp. REIT	62,803	11,593,434
DiamondRock Hospitality Co. REIT (a)	32,951	332,805
Digital Realty Trust, Inc. REIT	39,903	5,658,245
Diversified Healthcare Trust REIT	41,459	132,669
Douglas Emmett, Inc. REIT	24,077	804,653
Duke Realty Corp. REIT	54,974	3,191,790
Easterly Government Properties, Inc. REIT	8,498	179,648
EastGroup Properties, Inc. REIT	5,954	1,210,329
EPR Properties REIT	10,891	595,847
Equinix, Inc. REIT	12,919	9,580,989
Equity Residential REIT	49,953	4,491,774
Essential Properties Realty Trust, Inc. REIT	15,513	392,479
Essex Property Trust, Inc. REIT	9,360	3,233,693
Extra Space Storage, Inc. REIT	19,157	3,938,679
Federal Realty Investment Trust REIT	10,550	1,287,839
First Industrial Realty Trust, Inc. REIT	19,218	1,189,786
Four Corners Property Trust, Inc. REIT	10,356	280,026
Franklin Street Properties Corp. REIT	15,739	92,860
GEO Group, Inc. REIT (a) (b)	20,794	137,448
Getty Realty Corp. REIT	5,299	151,657
Global Net Lease, Inc. REIT	12,902	202,949
Healthcare Realty Trust, Inc. REIT	20,629	566,885
Healthpeak Properties, Inc. REIT	75,332	2,586,148
Hersha Hospitality Trust REIT (a)	8,370	76,000
Highwoods Properties, Inc. REIT	15,518	709,793
Security Description	Shares	Value
Host Hotels & Resorts, Inc. REIT	102,517	$1,991,905
Hudson Pacific Properties, Inc. REIT	22,385	621,184
Independence Realty Trust, Inc. REIT	35,667	943,036
Industrial Logistics Properties Trust REIT	7,051	159,846
Innovative Industrial Properties, Inc. REIT (b)	3,379	694,047
Iron Mountain, Inc. REIT	42,052	2,330,101
iStar, Inc. REIT (b)	11,236	263,035
JBG SMITH Properties REIT	16,192	473,130
Kilroy Realty Corp. REIT	14,715	1,124,520
Kimco Realty Corp. REIT	89,009	2,198,522
Kite Realty Group Trust REIT	32,259	734,537
Lamar Advertising Co. Class A REIT	12,884	1,496,863
Life Storage, Inc. REIT	9,399	1,319,902
LTC Properties, Inc. REIT (b)	5,861	225,473
LXP Industrial Trust REIT	37,986	596,380
Macerich Co. REIT	18,027	281,942
Medical Properties Trust, Inc. REIT	79,224	1,674,795
Mid-America Apartment Communities, Inc. REIT	16,749	3,508,078
National Retail Properties, Inc. REIT	25,847	1,161,564
National Storage Affiliates Trust REIT	9,412	590,697
NexPoint Residential Trust, Inc. REIT	2,498	225,594
Office Properties Income Trust REIT	7,210	185,513
Omega Healthcare Investors, Inc. REIT	33,711	1,050,435
Orion Office REIT, Inc.	8,037	112,518
Park Hotels & Resorts, Inc. REIT	35,251	688,452
Pebblebrook Hotel Trust REIT	19,065	466,711
Physicians Realty Trust REIT	29,901	524,464
PotlatchDeltic Corp. REIT	9,750	514,118
Prologis, Inc. REIT	107,463	17,353,125
PS Business Parks, Inc. REIT	2,605	437,848
Public Storage REIT	22,067	8,612,309
Rayonier, Inc. REIT	20,501	843,001
Realty Income Corp. REIT	80,028	5,545,940
Regency Centers Corp. REIT	22,985	1,639,750
Retail Opportunity Investments Corp. REIT	17,987	348,768
Rexford Industrial Realty, Inc. REIT	18,744	1,398,115
RPT Realty REIT	15,304	210,736
Sabra Health Care REIT, Inc.	31,005	461,664
Safehold, Inc. REIT (b)	1,874	103,913
Saul Centers, Inc. REIT	2,603	137,178

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SBA Communications Corp. REIT	15,969	$5,494,933
Service Properties Trust REIT	24,500	216,335
Simon Property Group, Inc. REIT	46,461	6,112,409
SITE Centers Corp. REIT	22,723	379,701
SL Green Realty Corp. REIT (b)	10,434	847,032
Spirit Realty Capital, Inc. REIT	14,985	689,610
STORE Capital Corp. REIT	32,538	951,086
Summit Hotel Properties, Inc. REIT (a)	15,746	156,830
Tanger Factory Outlet Centers, Inc. REIT	15,153	260,480
UDR, Inc. REIT	43,563	2,499,209
Uniti Group, Inc. REIT (b)	27,414	377,217
Universal Health Realty Income Trust REIT	1,345	78,508
Urban Edge Properties REIT	17,152	327,603
Urstadt Biddle Properties, Inc. Class A REIT	4,448	83,667
Ventas, Inc. REIT	55,179	3,407,855
Veris Residential, Inc. REIT (a)	14,819	257,702
Vornado Realty Trust REIT	23,571	1,068,238
Washington Real Estate Investment Trust	12,970	330,735
Welltower, Inc. REIT	61,101	5,874,250
Weyerhaeuser Co. REIT	108,454	4,110,407
Whitestone REIT	6,151	81,501
Xenia Hotels & Resorts, Inc. REIT (a)	17,283	333,389
		187,780,714
FOOD & STAPLES RETAILING — 1.5%
Andersons, Inc.	4,812	241,851
BJ's Wholesale Club Holdings, Inc. (a) (b)	18,812	1,271,879
Casey's General Stores, Inc.	4,951	981,140
Chefs' Warehouse, Inc. (a) (b)	2,913	94,964
Costco Wholesale Corp.	64,935	37,392,820
Grocery Outlet Holding Corp. (a) (b)	10,312	338,027
Kroger Co.	111,148	6,376,561
Performance Food Group Co. (a) (b)	24,997	1,272,597
PriceSmart, Inc.	2,722	214,684
SpartanNash Co.	5,142	169,635
Sprouts Farmers Market, Inc. (a)	17,661	564,799
Sysco Corp.	74,156	6,054,837
United Natural Foods, Inc. (a)	7,972	329,642
Walmart, Inc.	206,723	30,785,189
Walgreens Boots Alliance, Inc.	104,633	4,684,420
		90,773,045
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	80,781	7,291,293
B&G Foods, Inc. (b)	5,613	151,439
Calavo Growers, Inc.	2,568	93,604
Security Description	Shares	Value
Cal-Maine Foods, Inc.	5,086	$280,849
Campbell Soup Co.	31,357	1,397,582
Conagra Brands, Inc.	70,830	2,377,763
Darling Ingredients, Inc. (a)	23,982	1,927,673
Flowers Foods, Inc.	26,030	669,231
Fresh Del Monte Produce, Inc. (b)	5,000	129,550
General Mills, Inc.	88,625	6,001,685
Hain Celestial Group, Inc. (a)	12,208	419,955
Hershey Co.	21,502	4,657,978
Hormel Foods Corp.	41,558	2,141,899
Hostess Brands, Inc. (a)	20,014	439,107
Ingredion, Inc.	9,914	864,005
J & J Snack Foods Corp.	2,227	345,408
J.M. Smucker Co.	16,704	2,261,889
John B Sanfilippo & Son, Inc.	480	40,051
Kellogg Co.	37,367	2,409,798
Kraft Heinz Co.	94,652	3,728,342
Lamb Weston Holdings, Inc.	21,723	1,301,425
Lancaster Colony Corp.	2,372	353,784
McCormick & Co., Inc.	36,248	3,617,550
Mondelez International, Inc. Class A	202,693	12,725,067
Pilgrim's Pride Corp. (a)	7,450	186,995
Post Holdings, Inc. (a)	9,036	625,833
Sanderson Farms, Inc.	2,656	497,973
Seneca Foods Corp. Class A (a)	865	44,582
Simply Good Foods Co. (a)	12,344	468,455
Tootsie Roll Industries, Inc.	2,720	95,080
TreeHouse Foods, Inc. (a) (b)	8,471	273,275
Tyson Foods, Inc. Class A	42,800	3,836,164
		61,655,284
GAS UTILITIES — 0.1%
Atmos Energy Corp. (b)	18,069	2,159,065
Chesapeake Utilities Corp.	2,422	333,655
National Fuel Gas Co.	12,871	884,238
New Jersey Resources Corp.	12,768	585,540
Northwest Natural Holding Co.	4,834	250,014
ONE Gas, Inc.	7,698	679,271
South Jersey Industries, Inc.	13,403	463,074
Southwest Gas Holdings, Inc.	7,434	582,008
Spire, Inc.	7,475	536,406
UGI Corp.	30,280	1,096,742
		7,570,013
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	257,334	30,458,052
ABIOMED, Inc. (a)	6,665	2,207,715
Align Technology, Inc. (a)	10,504	4,579,744
AngioDynamics, Inc. (a)	5,185	111,685
Artivion, Inc. (a) (b)	5,094	108,910
Avanos Medical, Inc. (a)	7,183	240,630
Baxter International, Inc.	74,194	5,753,003
Becton Dickinson & Co.	42,103	11,199,398
BioLife Solutions, Inc. (a) (b)	4,546	103,331
Boston Scientific Corp. (a)	208,226	9,222,329

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cardiovascular Systems, Inc. (a)	5,540	$125,204
CONMED Corp. (b)	4,248	631,040
Cooper Cos., Inc.	7,100	2,964,889
Cutera, Inc. (a) (b)	2,455	169,395
DENTSPLY SIRONA, Inc.	32,371	1,593,301
DexCom, Inc. (a)	13,649	6,982,828
Edwards Lifesciences Corp. (a)	90,761	10,684,385
Envista Holdings Corp. (a)	23,305	1,135,187
Glaukos Corp. (a)	6,026	348,423
Globus Medical, Inc. Class A (a)	10,444	770,558
Haemonetics Corp. (a)	7,313	462,328
Heska Corp. (a) (b)	1,481	204,793
Hologic, Inc. (a)	37,239	2,860,700
ICU Medical, Inc. (a)	2,506	557,936
IDEXX Laboratories, Inc. (a)	12,473	6,823,479
Inogen, Inc. (a)	2,652	85,978
Integer Holdings Corp. (a) (b)	4,762	383,674
Integra LifeSciences Holdings Corp. (a)	10,459	672,095
Intuitive Surgical, Inc. (a)	51,420	15,512,386
Lantheus Holdings, Inc. (a)	9,474	524,007
LeMaitre Vascular, Inc. (b)	2,465	114,549
LivaNova PLC (a)	7,393	604,969
Masimo Corp. (a)	6,851	997,094
Medtronic PLC	195,456	21,685,843
Meridian Bioscience, Inc. (a)	6,369	165,339
Merit Medical Systems, Inc. (a)	7,137	474,753
Mesa Laboratories, Inc. (b)	570	145,282
Natus Medical, Inc. (a)	4,998	131,347
Neogen Corp. (a)	15,543	479,346
NuVasive, Inc. (a)	7,218	409,261
OraSure Technologies, Inc. (a) (b)	6,115	41,460
Orthofix Medical, Inc. (a)	2,800	91,560
Penumbra, Inc. (a) (b)	4,941	1,097,544
Quidel Corp. (a)	5,805	652,830
ResMed, Inc.	21,111	5,119,629
STAAR Surgical Co. (a) (b)	6,672	533,159
STERIS PLC	14,343	3,467,707
Stryker Corp.	47,656	12,740,832
Surmodics, Inc. (a) (b)	2,443	110,741
Tactile Systems Technology, Inc. (a)	2,385	48,082
Tandem Diabetes Care, Inc. (a)	9,100	1,058,239
Teleflex, Inc.	6,767	2,401,135
Varex Imaging Corp. (a) (b)	5,465	116,350
Zimmer Biomet Holdings, Inc.	30,171	3,858,871
Zimvie, Inc. (a)	211	4,819
Zynex, Inc. (b)	2,464	15,351
		174,043,475
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)	13,153	861,916
Addus HomeCare Corp. (a)	2,211	206,264
Amedisys, Inc. (a) (b)	4,378	754,286
AmerisourceBergen Corp.	21,792	3,371,440
Security Description	Shares	Value
AMN Healthcare Services, Inc. (a) (b)	6,136	$640,169
Anthem, Inc.	35,147	17,264,909
Apollo Medical Holdings, Inc. (a) (b)	2,261	109,591
Cardinal Health, Inc.	42,551	2,412,642
Centene Corp. (a)	84,509	7,114,813
Chemed Corp.	2,228	1,128,593
Cigna Corp.	50,351	12,064,603
Community Health Systems, Inc. (a)	16,963	201,351
CorVel Corp. (a) (b)	739	124,477
Covetrus, Inc. (a)	15,493	260,127
Cross Country Healthcare, Inc. (a)	4,789	103,778
CVS Health Corp.	188,567	19,084,866
DaVita, Inc. (a)	10,717	1,212,200
Encompass Health Corp.	14,769	1,050,224
Ensign Group, Inc.	7,423	668,144
Fulgent Genetics, Inc. (a) (b)	1,847	115,271
Hanger, Inc. (a)	5,399	98,964
HCA Healthcare, Inc.	34,356	8,610,301
HealthEquity, Inc. (a) (b)	10,585	713,852
Henry Schein, Inc. (a)	20,462	1,784,082
Humana, Inc.	18,590	8,089,810
Joint Corp. (a)	1,931	68,338
Laboratory Corp. of America Holdings (a)	14,115	3,721,561
LHC Group, Inc. (a) (b)	4,412	743,863
McKesson Corp.	23,196	7,100,992
MEDNAX, Inc. (a)	12,690	297,961
ModivCare, Inc. (a)	1,858	214,395
Molina Healthcare, Inc. (a)	8,710	2,905,569
Option Care Health, Inc. (a)	17,659	504,341
Owens & Minor, Inc.	10,898	479,730
Patterson Cos., Inc. (b)	12,920	418,220
Pennant Group, Inc. (a) (b)	3,848	71,688
Progyny, Inc. (a) (b)	5,733	294,676
Quest Diagnostics, Inc.	19,419	2,657,684
R1 RCM, Inc. (a)	17,499	468,273
RadNet, Inc. (a)	5,470	122,364
Select Medical Holdings Corp.	15,853	380,313
Tenet Healthcare Corp. (a)	15,603	1,341,234
Tivity Health, Inc. (a) (b)	5,567	179,090
UnitedHealth Group, Inc.	137,650	70,197,371
Universal Health Services, Inc. Class B	11,225	1,627,064
US Physical Therapy, Inc. (b)	2,055	204,370
		182,045,770
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a) (b)	23,176	521,923
Cerner Corp.	43,538	4,073,415
Computer Programs & Systems, Inc. (a)	1,928	66,420
HealthStream, Inc. (a)	4,894	97,488

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
NextGen Healthcare, Inc. (a)	8,056	$168,451
Omnicell, Inc. (a) (b)	5,286	684,484
OptimizeRx Corp. (a) (b)	2,570	96,915
Simulations Plus, Inc. (b)	1,864	95,027
		5,804,123
HOTELS, RESTAURANTS & LEISURE — 1.9%
BJ's Restaurants, Inc. (a) (b)	4,300	121,690
Bloomin' Brands, Inc. (b)	12,526	274,820
Booking Holdings, Inc. (a)	5,977	14,036,686
Boyd Gaming Corp.	11,760	773,573
Brinker International, Inc. (a) (b)	5,671	216,405
Caesars Entertainment, Inc. (a)	30,002	2,320,955
Carnival Corp. (a)	109,401	2,212,088
Cheesecake Factory, Inc. (a) (b)	6,107	242,998
Chipotle Mexican Grill, Inc. (a)	4,034	6,381,909
Choice Hotels International, Inc. (b)	4,310	610,986
Churchill Downs, Inc.	5,096	1,130,191
Chuy's Holdings, Inc. (a) (b)	2,826	76,302
Cracker Barrel Old Country Store, Inc. (b)	3,686	437,639
Darden Restaurants, Inc.	18,830	2,503,448
Dave & Buster's Entertainment, Inc. (a)	5,093	250,066
Dine Brands Global, Inc. (b)	2,068	161,201
Domino's Pizza, Inc.	5,515	2,244,660
El Pollo Loco Holdings, Inc. (a)	2,675	31,084
Expedia Group, Inc. (a)	22,404	4,383,791
Fiesta Restaurant Group, Inc. (a)	2,578	19,271
Golden Entertainment, Inc. (a) (b)	2,917	169,390
Hilton Worldwide Holdings, Inc. (a)	40,425	6,134,089
Jack in the Box, Inc. (b)	3,309	309,094
Las Vegas Sands Corp. (a)	48,052	1,867,781
Marriott International, Inc. Class A (a)	38,732	6,807,149
Marriott Vacations Worldwide Corp.	5,297	835,337
McDonald's Corp.	108,311	26,783,144
MGM Resorts International	57,747	2,421,909
Monarch Casino & Resort, Inc. (a)	2,180	190,161
Norwegian Cruise Line Holdings, Ltd. (a) (b)	47,142	1,031,467
Papa John's International, Inc.	5,561	585,462
Penn National Gaming, Inc. (a)	21,720	921,362
Red Robin Gourmet Burgers, Inc. (a) (b)	4,146	69,902
Royal Caribbean Cruises, Ltd. (a) (b)	33,170	2,778,983
Ruth's Hospitality Group, Inc.	5,006	114,537
Scientific Games Corp. Class A (a) (b)	8,703	511,301
Shake Shack, Inc. Class A (a)	4,780	324,562
Security Description	Shares	Value
Six Flags Entertainment Corp. (a)	10,919	$474,977
Starbucks Corp.	170,523	15,512,477
Texas Roadhouse, Inc.	9,661	808,916
Travel + Leisure Co.	13,113	759,767
Wendy's Co.	26,454	581,194
Wingstop, Inc. (b)	4,430	519,860
Wyndham Hotels & Resorts, Inc.	13,774	1,166,520
Wynn Resorts, Ltd. (a)	14,575	1,162,210
Yum! Brands, Inc.	43,762	5,187,110
		116,458,424
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	1,324	318,885
Century Communities, Inc.	2,855	152,942
D.R. Horton, Inc.	48,121	3,585,496
Ethan Allen Interiors, Inc. (b)	4,455	116,142
Garmin, Ltd.	21,740	2,578,581
Helen of Troy, Ltd. (a) (b)	3,848	753,592
Installed Building Products, Inc. (b)	3,078	260,060
iRobot Corp. (a)	4,148	262,983
KB Home	13,217	427,967
La-Z-Boy, Inc. (b)	6,870	181,162
Leggett & Platt, Inc.	19,301	671,675
Lennar Corp. Class A	39,777	3,228,699
LGI Homes, Inc. (a) (b)	2,415	235,897
M/I Homes, Inc. (a)	2,976	131,986
MDC Holdings, Inc. (b)	8,280	313,315
Meritage Homes Corp. (a)	5,382	426,416
Mohawk Industries, Inc. (a)	8,835	1,097,307
Newell Brands, Inc.	55,991	1,198,767
NVR, Inc. (a)	449	2,005,804
PulteGroup, Inc.	38,511	1,613,611
Sonos, Inc. (a)	18,600	524,892
Taylor Morrison Home Corp. (a)	18,847	513,015
Tempur Sealy International, Inc.	27,622	771,206
Toll Brothers, Inc.	17,007	799,669
TopBuild Corp. (a) (b)	4,816	873,574
Tri Pointe Homes, Inc. (a)	18,825	378,006
Tupperware Brands Corp. (a) (b)	7,161	139,282
Universal Electronics, Inc. (a)	2,031	63,449
Whirlpool Corp.	9,184	1,586,812
		25,211,192
HOUSEHOLD PRODUCTS — 1.3%
Central Garden & Pet Co. (a) (b)	1,987	87,349
Central Garden & Pet Co. Class A (a)	5,922	241,499
Church & Dwight Co., Inc.	35,895	3,567,245
Clorox Co.	18,168	2,525,897
Colgate-Palmolive Co.	121,589	9,220,094
Energizer Holdings, Inc. (b)	8,497	261,368
Kimberly-Clark Corp.	49,450	6,090,262

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Procter & Gamble Co.	353,208	$53,970,182
WD-40 Co. (b)	2,066	378,553
		76,342,449
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	97,706	2,513,975
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	83,144	12,378,479
General Electric Co.	157,676	14,427,354
Honeywell International, Inc.	100,116	19,480,571
Roper Technologies, Inc.	15,286	7,218,508
		53,504,912
INSURANCE — 2.3%
Aflac, Inc.	94,324	6,073,522
Alleghany Corp. (a)	2,138	1,810,886
Allstate Corp.	43,973	6,090,700
Ambac Financial Group, Inc. (a)	6,852	71,261
American Equity Investment Life Holding Co.	12,731	508,094
American Financial Group, Inc.	10,164	1,480,082
American International Group, Inc.	125,132	7,854,536
AMERISAFE, Inc.	2,568	127,552
Aon PLC Class A	33,149	10,794,309
Arthur J Gallagher & Co.	28,228	4,928,609
Assurant, Inc.	8,819	1,603,559
Assured Guaranty, Ltd.	11,841	753,798
Brighthouse Financial, Inc. (a)	12,952	669,100
Brown & Brown, Inc.	33,303	2,406,808
Chubb, Ltd.	65,500	14,010,450
Cincinnati Financial Corp.	22,152	3,011,786
CNO Financial Group, Inc.	20,302	509,377
eHealth, Inc. (a) (b)	2,944	36,535
Employers Holdings, Inc.	5,024	206,084
Everest Re Group, Ltd.	6,065	1,827,870
First American Financial Corp.	15,530	1,006,655
Genworth Financial, Inc. Class A (a)	68,502	258,937
Globe Life, Inc.	14,071	1,415,543
Hanover Insurance Group, Inc.	5,422	810,697
Hartford Financial Services Group, Inc.	51,894	3,726,508
HCI Group, Inc.	944	64,362
Horace Mann Educators Corp.	5,452	228,057
James River Group Holdings, Ltd.	4,548	112,517
Kemper Corp.	8,221	464,815
Kinsale Capital Group, Inc. (b)	2,535	578,031
Lincoln National Corp.	26,310	1,719,622
Loews Corp.	33,556	2,175,100
Marsh & McLennan Cos., Inc.	73,892	12,592,675
Mercury General Corp.	3,940	216,700
MetLife, Inc.	106,923	7,514,548
Old Republic International Corp.	42,085	1,088,739
Palomar Holdings, Inc. (a)	2,739	175,269
Security Description	Shares	Value
Primerica, Inc.	5,980	$818,184
Principal Financial Group, Inc.	36,989	2,715,362
ProAssurance Corp.	9,531	256,193
Progressive Corp.	85,188	9,710,580
Prudential Financial, Inc.	57,344	6,776,340
Reinsurance Group of America, Inc.	9,822	1,075,116
RenaissanceRe Holdings, Ltd.	6,622	1,049,653
RLI Corp.	5,992	662,895
Safety Insurance Group, Inc.	2,456	223,128
Selective Insurance Group, Inc.	7,999	714,791
Selectquote, Inc. (a) (b)	7,268	20,278
SiriusPoint, Ltd. (a) (b)	12,349	92,370
Stewart Information Services Corp.	2,979	180,557
Travelers Cos., Inc.	36,692	6,704,729
Trupanion, Inc. (a) (b)	4,460	397,475
United Fire Group, Inc.	2,624	81,528
Universal Insurance Holdings, Inc.	4,989	67,302
Unum Group	30,396	957,778
Willis Towers Watson PLC	18,749	4,428,889
WR Berkley Corp.	31,031	2,066,388
		137,923,229
INTERACTIVE MEDIA & SERVICES — 5.3%
Actua Corp. (a)	1,285	64
Alphabet, Inc. Class A (a)	43,775	121,753,596
Alphabet, Inc. Class C (a)	40,561	113,286,468
Cars.com, Inc. (a) (b)	9,388	135,469
Match Group, Inc. (a)	40,167	4,367,760
Meta Platforms, Inc. Class A (a)	336,722	74,873,504
QuinStreet, Inc. (a)	6,928	80,365
TripAdvisor, Inc. (a) (b)	14,367	389,633
Twitter, Inc. (a)	115,145	4,454,960
Yelp, Inc. (a)	8,211	280,077
Ziff Davis, Inc. (a) (b)	5,926	573,518
		320,195,414
INTERNET & DIRECT MARKETING RETAIL — 3.5%
Amazon.com, Inc. (a)	63,850	208,147,807
eBay, Inc.	94,841	5,430,596
Etsy, Inc. (a) (b)	17,792	2,211,190
Liquidity Services, Inc. (a) (b)	3,942	67,487
PetMed Express, Inc. (b)	2,599	67,054
Shutterstock, Inc. (b)	3,107	289,200
		216,213,334
IT SERVICES — 4.1%
Accenture PLC Class A	91,963	31,012,682
Akamai Technologies, Inc. (a)	24,044	2,870,613
Alliance Data Systems Corp.	6,166	346,221
Automatic Data Processing, Inc.	62,270	14,168,916
BM Technologies, Inc. (a)	11	94
Broadridge Financial Solutions, Inc.	16,851	2,623,869
Cognizant Technology Solutions Corp. Class A	77,653	6,963,144

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Concentrix Corp.	6,199	$1,032,505
CSG Systems International, Inc. (b)	5,044	320,647
DXC Technology Co. (a)	37,804	1,233,545
EPAM Systems, Inc. (a)	8,188	2,428,643
Euronet Worldwide, Inc. (a)	7,684	1,000,073
EVERTEC, Inc.	8,854	362,394
ExlService Holdings, Inc. (a)	4,934	706,894
Fidelity National Information Services, Inc.	90,149	9,052,763
Fiserv, Inc. (a)	87,344	8,856,682
FleetCor Technologies, Inc. (a)	12,100	3,013,626
Gartner, Inc. (a)	13,056	3,883,638
Genpact, Ltd.	25,365	1,103,631
Global Payments, Inc.	42,294	5,787,511
International Business Machines Corp.	128,645	16,726,423
Jack Henry & Associates, Inc.	11,259	2,218,586
Kyndryl Holdings, Inc. (a)	25,729	337,564
LiveRamp Holdings, Inc. (a)	9,825	367,357
Mastercard, Inc. Class A	126,552	45,227,154
MAXIMUS, Inc.	9,219	690,964
Paychex, Inc.	46,376	6,328,933
PayPal Holdings, Inc. (a)	170,098	19,671,834
Perficient, Inc. (a) (b)	4,793	527,661
Sabre Corp. (a) (b)	42,071	480,872
TTEC Holdings, Inc. (b)	2,509	207,043
Unisys Corp. (a)	12,540	270,989
VeriSign, Inc. (a)	14,490	3,223,445
Visa, Inc. Class A	244,917	54,315,243
Western Union Co.	60,506	1,133,882
WEX, Inc. (a)	6,476	1,155,642
		249,651,683
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	11,514	931,367
Callaway Golf Co. (a) (b)	14,320	335,374
Hasbro, Inc.	19,009	1,557,217
Mattel, Inc. (a)	51,350	1,140,484
Polaris, Inc. (b)	8,559	901,434
Sturm Ruger & Co., Inc. (b)	2,538	176,696
Vista Outdoor, Inc. (a) (b)	8,684	309,932
YETI Holdings, Inc. (a) (b)	11,064	663,619
		6,016,123
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Agilent Technologies, Inc.	44,303	5,862,616
Azenta, Inc.	10,965	908,779
Bio-Rad Laboratories, Inc. Class A (a)	2,889	1,627,171
Bio-Techne Corp.	5,722	2,477,855
Bruker Corp.	14,729	947,075
Charles River Laboratories International, Inc. (a)	7,438	2,112,169
Danaher Corp.	91,723	26,905,108
ICON PLC (a)	9	2,189
Illumina, Inc. (a)	23,025	8,044,935
Security Description	Shares	Value
IQVIA Holdings, Inc. (a)	27,721	$6,409,372
Medpace Holdings, Inc. (a)	4,085	668,265
Mettler-Toledo International, Inc. (a)	3,420	4,696,310
NeoGenomics, Inc. (a)	17,841	216,768
PerkinElmer, Inc.	18,903	3,297,817
Repligen Corp. (a) (b)	6,984	1,313,621
Syneos Health, Inc. (a)	16,013	1,296,252
Thermo Fisher Scientific, Inc.	57,718	34,091,137
Waters Corp. (a)	9,085	2,819,893
West Pharmaceutical Services, Inc.	10,759	4,418,829
		108,116,161
MACHINERY — 1.8%
AGCO Corp.	9,010	1,315,730
Alamo Group, Inc.	1,497	215,254
Albany International Corp. Class A	4,606	388,378
Astec Industries, Inc.	2,775	119,325
Barnes Group, Inc.	7,329	294,552
Caterpillar, Inc.	78,245	17,434,551
Chart Industries, Inc. (a) (b)	5,097	875,512
CIRCOR International, Inc. (a)	2,498	66,497
Colfax Corp. (a)	15,186	604,251
Crane Co.	7,261	786,221
Cummins, Inc.	21,497	4,409,250
Deere & Co.	41,092	17,072,082
Donaldson Co., Inc.	18,537	962,626
Dover Corp.	21,096	3,309,962
Enerpac Tool Group Corp. (b)	9,444	206,729
EnPro Industries, Inc.	2,978	291,040
ESCO Technologies, Inc.	3,890	271,989
Federal Signal Corp.	8,961	302,434
Flowserve Corp.	19,803	710,928
Fortive Corp.	49,315	3,004,763
Franklin Electric Co., Inc.	5,816	482,961
Graco, Inc.	24,630	1,717,204
Greenbrier Cos., Inc. (b)	4,836	249,102
Hillenbrand, Inc.	11,054	488,255
IDEX Corp.	11,175	2,142,583
Illinois Tool Works, Inc.	41,879	8,769,463
Ingersoll Rand, Inc.	53,075	2,672,326
ITT, Inc.	12,877	968,479
John Bean Technologies Corp.	4,666	552,781
Kennametal, Inc.	12,413	355,136
Lincoln Electric Holdings, Inc.	8,750	1,205,837
Lindsay Corp.	1,656	260,009
Meritor, Inc. (a)	10,850	385,934
Middleby Corp. (a)	8,340	1,367,260
Mueller Industries, Inc.	8,824	477,996
Nordson Corp.	7,257	1,647,920
Oshkosh Corp.	10,202	1,026,831
Otis Worldwide Corp.	59,235	4,558,133
PACCAR, Inc.	50,242	4,424,813
Parker-Hannifin Corp.	18,868	5,353,984
Pentair PLC	24,514	1,328,904

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Proto Labs, Inc. (a) (b)	3,978	$210,436
Snap-on, Inc.	7,990	1,641,785
SPX Corp. (a)	6,684	330,256
SPX FLOW, Inc.	6,364	548,704
Standex International Corp.	2,237	223,521
Stanley Black & Decker, Inc.	23,196	3,242,569
Tennant Co.	2,528	199,206
Terex Corp.	10,828	386,126
Timken Co.	10,177	617,744
Titan International, Inc. (a)	9,627	141,806
Toro Co.	15,767	1,347,921
Trinity Industries, Inc. (b)	12,422	426,820
Wabash National Corp. (b)	8,457	125,502
Watts Water Technologies, Inc. Class A	4,156	580,136
Westinghouse Air Brake Technologies Corp.	26,096	2,509,652
Xylem, Inc.	26,187	2,232,704
		107,842,873
MARINE — 0.0% (e)
Kirby Corp. (a)	7,980	576,076
Matson, Inc.	6,444	777,275
		1,353,351
MEDIA — 1.0%
AMC Networks, Inc. Class A (a) (b)	3,977	161,586
Cable One, Inc.	776	1,136,250
Charter Communications, Inc. Class A (a)	17,745	9,680,252
Comcast Corp. Class A	663,021	31,042,643
Discovery, Inc. Class A (a)	23,760	592,099
Discovery, Inc. Class C (a)	43,014	1,074,060
DISH Network Corp. Class A (a)	36,749	1,163,106
EW Scripps Co. Class A (a)	9,967	207,214
Fox Corp. Class A	48,727	1,922,280
Fox Corp. Class B	22,381	811,983
Gannett Co., Inc. (a) (b)	13,858	62,500
Interpublic Group of Cos., Inc.	57,509	2,038,694
John Wiley & Sons, Inc. Class A	6,466	342,892
Loyalty Ventures, Inc. (a)	2,436	40,267
New York Times Co. Class A	20,815	954,160
News Corp. Class A	57,674	1,277,479
News Corp. Class B	17,905	403,221
Omnicom Group, Inc.	31,126	2,641,975
Paramount Global Class B (b)	82,171	3,106,885
Scholastic Corp. (b)	4,980	200,594
Taptica International, Ltd. (a)	1,016	7,919
TechTarget, Inc. (a) (b)	3,627	294,803
TEGNA, Inc.	32,446	726,790
Thryv Holdings, Inc. (a) (b)	2,448	68,838
		59,958,490
METALS & MINING — 0.7%
Alcoa Corp.	24,704	2,224,101
Allegheny Technologies, Inc. (a) (b)	19,147	513,905
Security Description	Shares	Value
Arconic Corp. (a) (b)	14,476	$370,875
Carpenter Technology Corp. (b)	7,464	313,339
Century Aluminum Co. (a) (b)	7,549	198,614
Cleveland-Cliffs, Inc. (a)	72,190	2,325,240
Commercial Metals Co. (b)	17,703	736,799
Compass Minerals International, Inc. (b)	5,050	317,089
Ferroglobe Representation & Warranty Insurance Trust (a)	929	—
Freeport-McMoRan, Inc.	211,764	10,533,141
Haynes International, Inc.	2,413	102,794
Kaiser Aluminum Corp. (b)	2,538	238,978
Materion Corp.	2,592	222,238
Newmont Corp.	116,833	9,282,382
Nucor Corp.	43,666	6,490,951
Olympic Steel, Inc.	2,365	90,958
Reliance Steel & Aluminum Co.	9,316	1,708,089
Royal Gold, Inc.	9,510	1,343,573
Steel Dynamics, Inc. (b)	29,372	2,450,506
SunCoke Energy, Inc.	4,150	36,977
TimkenSteel Corp. (a) (b)	2,765	60,498
United States Steel Corp.	31,143	1,175,337
Warrior Met Coal, Inc.	5,390	200,023
Worthington Industries, Inc.	5,300	272,473
		41,208,880
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (e)
Apollo Commercial Real Estate Finance, Inc. REIT (b)	17,753	247,299
ARMOUR Residential REIT, Inc. (b)	8,425	70,770
Ellington Financial, Inc. REIT (b)	6,431	114,150
Franklin BSP Realty Trust, Inc. REIT	4,820	67,384
Granite Point Mortgage Trust, Inc. REIT	6,897	76,695
Invesco Mortgage Capital, Inc. REIT (b)	25,272	57,620
KKR Real Estate Finance Trust, Inc. REIT (b)	5,571	114,818
New York Mortgage Trust, Inc. REIT	48,558	177,237
PennyMac Mortgage Investment Trust REIT (b)	14,961	252,691
Ready Capital Corp. REIT (b)	8,973	135,134
Redwood Trust, Inc. REIT	16,842	177,346
Two Harbors Investment Corp. REIT (b)	40,468	223,788
		1,714,932
MULTI-UTILITIES — 0.8%
Ameren Corp.	36,087	3,383,517
Avista Corp.	10,246	462,607
Black Hills Corp.	9,016	694,412
CenterPoint Energy, Inc.	95,659	2,930,992
CMS Energy Corp.	41,534	2,904,888
Consolidated Edison, Inc.	50,254	4,758,049

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Dominion Energy, Inc.	115,462	$9,810,806
DTE Energy Co.	28,098	3,714,837
NiSource, Inc.	56,505	1,796,859
NorthWestern Corp. (b)	7,682	464,684
Public Service Enterprise Group, Inc.	73,588	5,151,160
Sempra Energy	46,449	7,809,006
Unitil Corp.	2,145	106,993
WEC Energy Group, Inc.	45,745	4,565,808
		48,554,618
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	5,527	191,234
Dollar General Corp.	33,649	7,491,277
Dollar Tree, Inc. (a)	34,010	5,446,701
Kohl's Corp.	23,168	1,400,737
Macy's, Inc.	45,919	1,118,587
Nordstrom, Inc. (b)	15,945	432,269
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	7,852	337,322
Target Corp.	71,822	15,242,065
		31,660,192
OIL, GAS & CONSUMABLE FUELS — 3.5%
Antero Midstream Corp.	42,835	465,616
APA Corp.	55,641	2,299,643
Battalion Oil Corp. (a)	52	966
Callon Petroleum Co. (a) (b)	6,143	362,928
Chevron Corp.	279,585	45,524,826
Civitas Resources, Inc.	12,657	755,749
CNX Resources Corp. (a) (b)	32,951	682,745
ConocoPhillips	196,640	19,664,000
CONSOL Energy, Inc. (a)	5,011	188,564
Coterra Energy, Inc.	121,607	3,279,741
Devon Energy Corp.	89,046	5,265,290
Diamondback Energy, Inc.	25,276	3,464,834
Dorian LPG, Ltd. (b)	5,072	73,479
DTE Midstream LLC (a)	13,909	754,702
EOG Resources, Inc.	84,702	10,099,019
EQT Corp.	42,876	1,475,363
Equitrans Midstream Corp.	58,957	497,597
Exxon Mobil Corp.	614,057	50,714,968
Green Plains, Inc. (a) (b)	7,481	231,986
Hess Corp.	39,015	4,176,166
HF Sinclair Corp. (a)	22,172	883,554
Kinder Morgan, Inc.	282,808	5,347,899
Laredo Petroleum, Inc. (a)	1,686	133,430
Marathon Oil Corp.	118,364	2,972,120
Marathon Petroleum Corp.	93,928	8,030,844
Matador Resources Co.	15,762	835,071
Murphy Oil Corp. (b)	21,707	876,746
Occidental Petroleum Corp.	131,083	7,437,649
ONEOK, Inc.	62,834	4,437,965
Par Pacific Holdings, Inc. (a)	7,492	97,546
PBF Energy, Inc. Class A (a)	17,102	416,776
PDC Energy, Inc. (b)	14,490	1,053,133
Phillips 66	69,384	5,994,084
Security Description	Shares	Value
Pioneer Natural Resources Co.	34,276	$8,570,028
Range Resources Corp. (a)	39,381	1,196,395
Ranger Oil Corp. Class A (a)	2,455	84,771
Renewable Energy Group, Inc. (a)	5,464	331,392
REX American Resources Corp. (a)	142	14,143
SM Energy Co.	17,420	678,509
Southwestern Energy Co. (a)	99,089	710,468
Talos Energy, Inc. (a)	3,246	51,254
Targa Resources Corp.	33,025	2,492,397
Valero Energy Corp.	59,190	6,010,153
Williams Cos., Inc.	176,212	5,887,243
World Fuel Services Corp.	9,224	249,417
		214,771,169
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	2,447	68,589
Glatfelter Corp.	7,462	92,380
Louisiana-Pacific Corp. (b)	15,864	985,472
Mercer International, Inc.	5,370	74,911
Neenah, Inc.	2,536	100,578
Schweitzer-Mauduit International, Inc.	4,806	132,165
Sylvamo Corp. (a)	5,119	170,360
		1,624,455
PERSONAL PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	11,503	265,489
Coty, Inc. Class A (a)	41,712	374,991
Edgewell Personal Care Co. (b)	8,198	300,621
elf Beauty, Inc. (a)	5,666	146,353
Estee Lauder Cos., Inc. Class A	32,954	8,974,033
Inter Parfums, Inc. (b)	2,516	221,534
Medifast, Inc.	1,753	299,377
Nu Skin Enterprises, Inc. Class A	7,487	358,478
USANA Health Sciences, Inc. (a)	1,832	145,552
		11,086,428
PHARMACEUTICALS — 3.6%
Amphastar Pharmaceuticals, Inc. (a)	5,060	181,654
ANI Pharmaceuticals, Inc. (a) (b)	480	13,493
Bristol-Myers Squibb Co.	322,536	23,554,804
Cara Therapeutics, Inc. (a) (b)	6,165	74,905
Catalent, Inc. (a)	24,316	2,696,644
Collegium Pharmaceutical, Inc. (a) (b)	638	12,990
Corcept Therapeutics, Inc. (a)	15,332	345,277
Eli Lilly & Co.	115,304	33,019,606
Endo International PLC (a)	31,134	71,920
Harmony Biosciences Holdings, Inc. (a) (b)	3,263	158,745
Innoviva, Inc. (a) (b)	9,021	174,556
Jazz Pharmaceuticals PLC (a)	8,284	1,289,570

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Johnson & Johnson	382,369	$67,767,258
Merck & Co., Inc.	367,265	30,134,093
Nektar Therapeutics (a) (b)	27,829	149,998
Organon & Co.	36,765	1,284,201
Pacira BioSciences, Inc. (a) (b)	6,501	496,156
Perrigo Co. PLC	20,366	782,665
Pfizer, Inc.	818,706	42,384,410
Phibro Animal Health Corp. Class A	2,606	51,990
Prestige Consumer Healthcare, Inc. (a)	7,685	406,844
Supernus Pharmaceuticals, Inc. (a)	7,646	247,119
Viatris, Inc.	175,270	1,906,938
Zoetis, Inc.	69,173	13,045,336
		220,251,172
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	7,463	871,007
CACI International, Inc. Class A (a)	3,829	1,153,525
Equifax, Inc.	17,614	4,176,279
Exponent, Inc.	7,511	811,564
Forrester Research, Inc. (a)	2,297	129,597
FTI Consulting, Inc. (a) (b)	4,780	751,512
Heidrick & Struggles International, Inc.	2,750	108,845
Insperity, Inc.	5,122	514,351
Jacobs Engineering Group, Inc.	19,232	2,650,362
KBR, Inc.	20,910	1,144,404
Kelly Services, Inc. Class A	4,948	107,322
Korn Ferry	7,902	513,156
Leidos Holdings, Inc.	19,753	2,133,719
ManpowerGroup, Inc.	8,608	808,463
ManTech International Corp. Class A	3,090	266,327
Nielsen Holdings PLC	52,781	1,437,755
Resources Connection, Inc.	4,880	83,643
Robert Half International, Inc.	16,830	1,921,649
Science Applications International Corp. (b)	8,214	757,084
TrueBlue, Inc. (a) (b)	6,872	198,532
Verisk Analytics, Inc.	23,677	5,081,795
		25,620,891
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	48,591	4,447,048
Douglas Elliman, Inc.	8,787	64,145
Jones Lang LaSalle, Inc. (a)	7,504	1,796,908
Marcus & Millichap, Inc.	3,531	186,013
RE/MAX Holdings, Inc. Class A	2,788	77,311
Realogy Holdings Corp. (a)	18,621	291,977
St. Joe Co.	4,581	271,379
		7,134,781
ROAD & RAIL — 1.0%
ArcBest Corp.	4,132	332,626
Avis Budget Group, Inc. (a)	7,588	1,997,920
Security Description	Shares	Value
Canadian Pacific Railway, Ltd.	86	$7,099
CSX Corp.	333,214	12,478,864
Heartland Express, Inc.	7,576	106,594
JB Hunt Transport Services, Inc.	12,457	2,501,241
Knight-Swift Transportation Holdings, Inc.	25,554	1,289,455
Landstar System, Inc.	5,807	875,870
Marten Transport, Ltd.	8,026	142,542
Norfolk Southern Corp.	36,770	10,487,539
Old Dominion Freight Line, Inc.	13,837	4,132,835
Ryder System, Inc.	7,992	634,005
Saia, Inc. (a)	3,890	948,460
Union Pacific Corp.	92,874	25,374,106
Werner Enterprises, Inc. (b)	7,936	325,376
XPO Logistics, Inc. (a) (b)	13,731	999,617
		62,634,149
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Advanced Micro Devices, Inc. (a)	236,200	25,826,108
Amkor Technology, Inc. (b)	15,426	335,053
Analog Devices, Inc.	78,372	12,945,487
Applied Materials, Inc.	132,864	17,511,475
Axcelis Technologies, Inc. (a)	2,978	224,928
Broadcom, Inc.	60,477	38,081,157
CEVA, Inc. (a)	3,013	122,479
Cirrus Logic, Inc. (a)	8,565	726,226
CMC Materials, Inc.	4,304	797,962
Cohu, Inc. (a) (b)	5,869	173,722
Diodes, Inc. (a)	5,276	458,959
Enphase Energy, Inc. (a)	18,523	3,737,571
First Solar, Inc. (a)	12,801	1,071,956
FormFactor, Inc. (a) (b)	11,329	476,158
Ichor Holdings, Ltd. (a) (b)	2,589	92,220
Intel Corp.	596,156	29,545,491
KLA Corp.	22,400	8,199,744
Kulicke & Soffa Industries, Inc. (b)	9,214	516,168
Lam Research Corp.	20,475	11,007,565
Lattice Semiconductor Corp. (a)	19,786	1,205,957
MaxLinear, Inc. (a)	10,234	597,154
Microchip Technology, Inc.	77,187	5,799,831
Micron Technology, Inc.	162,237	12,636,640
MKS Instruments, Inc.	7,742	1,161,300
Monolithic Power Systems, Inc.	6,056	2,941,278
NVIDIA Corp.	364,110	99,351,055
NXP Semiconductors NV	39,987	7,400,794
Onto Innovation, Inc. (a)	6,677	580,165
PDF Solutions, Inc. (a)	4,601	128,230
Photronics, Inc. (a)	9,711	164,796
Power Integrations, Inc.	7,316	678,047
Qorvo, Inc. (a)	16,502	2,047,898
QUALCOMM, Inc.	164,186	25,090,905
Rambus, Inc. (a) (b)	17,566	560,180
Semtech Corp. (a)	9,516	659,840
Silicon Laboratories, Inc. (a)	6,537	981,857

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SiTime Corp. (a) (b)	2,148	$532,317
Skyworks Solutions, Inc.	24,107	3,212,981
SMART Global Holdings, Inc. (a) (b)	4,304	111,172
SolarEdge Technologies, Inc. (a)	7,344	2,367,485
SunPower Corp. (a) (b)	12,078	259,435
Synaptics, Inc. (a)	5,114	1,020,243
Teradyne, Inc. (b)	24,131	2,853,008
Texas Instruments, Inc.	133,319	24,461,370
Ultra Clean Holdings, Inc. (a)	5,410	229,330
Universal Display Corp.	6,367	1,062,971
Veeco Instruments, Inc. (a) (b)	7,222	196,366
Wolfspeed, Inc. (a) (b)	15,670	1,784,186
		351,927,220
SOFTWARE — 8.5%
8x8, Inc. (a) (b)	15,487	194,981
ACI Worldwide, Inc. (a)	17,322	545,470
Adobe, Inc. (a)	69,200	31,528,904
Agilysys, Inc. (a)	2,645	105,483
Alarm.com Holdings, Inc. (a)	6,113	406,270
ANSYS, Inc. (a)	12,541	3,983,649
Aspen Technology, Inc. (a)	9,773	1,616,161
Autodesk, Inc. (a)	32,112	6,883,207
Blackbaud, Inc. (a) (b)	7,416	443,996
Bottomline Technologies DE, Inc. (a)	5,472	310,153
Cadence Design Systems, Inc. (a)	40,424	6,648,131
CDK Global, Inc.	18,042	878,285
Cerence, Inc. (a) (b)	5,545	200,174
Ceridian HCM Holding, Inc. (a)	19,351	1,322,834
Citrix Systems, Inc.	16,850	1,700,165
CommVault Systems, Inc. (a)	7,249	480,971
Consensus Cloud Solutions, Inc. (a) (b)	1,975	118,757
Digital Turbine, Inc. (a) (b)	11,435	500,967
Ebix, Inc. (b)	4,212	139,628
Envestnet, Inc. (a)	7,940	591,054
Fair Isaac Corp. (a)	4,256	1,985,254
Fortinet, Inc. (a)	19,596	6,696,737
InterDigital, Inc.	4,452	284,038
Intuit, Inc.	41,233	19,826,476
LivePerson, Inc. (a) (b)	9,158	223,638
Manhattan Associates, Inc. (a)	9,243	1,282,097
Microsoft Corp.	1,094,694	337,505,107
Mimecast, Ltd. (a)	8,592	683,579
NCR Corp. (a)	19,251	773,698
NortonLifeLock, Inc.	86,259	2,287,589
OneSpan, Inc. (a)	4,979	71,897
Oracle Corp.	238,013	19,690,815
Paycom Software, Inc. (a)	7,022	2,432,280
Paylocity Holding Corp. (a)	5,495	1,130,706
Progress Software Corp.	6,928	326,239
PTC, Inc. (a)	15,524	1,672,245
Qualys, Inc. (a)	4,893	696,812
Security Description	Shares	Value
SailPoint Technologies Holding, Inc. (a) (b)	13,362	$683,867
salesforce.com, Inc. (a)	142,965	30,354,329
ServiceNow, Inc. (a)	29,390	16,366,997
SPS Commerce, Inc. (a)	5,048	662,298
Synopsys, Inc. (a)	22,130	7,375,265
Teradata Corp. (a)	15,793	778,437
Tyler Technologies, Inc. (a)	5,830	2,593,709
Vonage Holdings Corp. (a)	34,639	702,825
Xperi Holding Corp.	13,945	241,527
		515,927,701
SPECIALTY RETAIL — 2.1%
Aaron's Co., Inc. (b)	5,712	114,697
Abercrombie & Fitch Co. Class A (a) (b)	7,654	244,851
Academy Sports & Outdoors, Inc. (b)	12,850	506,290
Advance Auto Parts, Inc.	9,883	2,045,386
American Eagle Outfitters, Inc. (b)	22,902	384,754
America's Car-Mart, Inc. (a) (b)	900	72,504
Asbury Automotive Group, Inc. (a) (b)	2,914	466,823
AutoNation, Inc. (a) (b)	8,536	850,015
AutoZone, Inc. (a)	3,010	6,154,186
Barnes & Noble Education, Inc. (a)	4,349	15,569
Bath & Body Works, Inc.	35,026	1,674,243
Bed Bath & Beyond, Inc. (a) (b)	18,424	415,093
Best Buy Co., Inc.	33,366	3,032,969
Boot Barn Holdings, Inc. (a)	2,745	260,199
Buckle, Inc. (b)	4,243	140,189
Caleres, Inc. (b)	7,402	143,081
CarMax, Inc. (a)	24,219	2,336,649
Cato Corp. Class A (b)	5,187	76,041
Chico's FAS, Inc. (a) (b)	34,063	163,502
Children's Place, Inc. (a) (b)	2,625	129,413
Conn's, Inc. (a) (b)	2,784	42,901
Designer Brands, Inc. Class A (a) (b)	12,159	164,268
Dick's Sporting Goods, Inc. (b)	9,516	951,790
Five Below, Inc. (a)	7,969	1,262,051
Foot Locker, Inc.	15,013	445,286
GameStop Corp. Class A (a) (b)	8,383	1,396,440
Gap, Inc. (b)	30,627	431,228
Genesco, Inc. (a) (b)	2,121	134,917
Group 1 Automotive, Inc.	2,536	425,617
Guess?, Inc. (b)	5,554	121,355
Haverty Furniture Cos., Inc. (b)	2,543	69,729
Hibbett, Inc. (b)	2,442	108,278
Home Depot, Inc.	153,523	45,954,040
Lithia Motors, Inc.	4,153	1,246,398
LL Flooring Holdings, Inc. (a) (b)	4,299	60,272
Lowe's Cos., Inc.	98,200	19,855,058
MarineMax, Inc. (a) (b)	2,676	107,736
Monro, Inc.	5,154	228,528

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Murphy USA, Inc.	3,665	$732,853
ODP Corp. (a)	6,582	301,653
O'Reilly Automotive, Inc. (a)	9,966	6,826,311
Rent-A-Center, Inc. (b)	5,694	143,432
RH (a) (b)	2,309	752,942
Ross Stores, Inc.	51,909	4,695,688
Sally Beauty Holdings, Inc. (a) (b)	19,677	307,552
Shoe Carnival, Inc. (b)	3,842	112,033
Signet Jewelers, Ltd. (b)	7,727	561,753
Sleep Number Corp. (a) (b)	4,180	211,968
Sonic Automotive, Inc. Class A (b)	3,549	150,868
TJX Cos., Inc.	174,749	10,586,294
Tractor Supply Co.	17,258	4,027,499
Ulta Beauty, Inc. (a)	8,229	3,276,952
Urban Outfitters, Inc. (a)	9,855	247,459
Victoria's Secret & Co. (a)	11,505	590,897
Williams-Sonoma, Inc.	11,225	1,627,625
Zumiez, Inc. (a) (b)	2,932	112,032
		127,498,157
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.8%
3D Systems Corp. (a) (b)	19,949	332,749
Apple, Inc.	2,263,789	395,280,197
Corsair Gaming, Inc. (a) (b)	4,738	100,256
Diebold Nixdorf, Inc. (a) (b)	12,149	81,763
Hewlett Packard Enterprise Co.	187,207	3,128,229
HP, Inc.	177,083	6,428,113
NetApp, Inc.	33,002	2,739,166
Seagate Technology Holdings PLC	29,220	2,626,878
Western Digital Corp. (a)	44,930	2,230,775
Xerox Holdings Corp. (b)	23,801	480,066
		413,428,192
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Capri Holdings, Ltd. (a)	22,310	1,146,511
Carter's, Inc. (b)	6,618	608,790
Columbia Sportswear Co.	4,670	422,775
Crocs, Inc. (a)	9,885	755,214
Deckers Outdoor Corp. (a)	4,166	1,140,526
Fossil Group, Inc. (a) (b)	9,546	92,023
G-III Apparel Group, Ltd. (a)	7,421	200,738
Hanesbrands, Inc. (b)	50,490	751,796
Kontoor Brands, Inc. (b)	6,914	285,894
Movado Group, Inc. (b)	2,516	98,250
NIKE, Inc. Class B	185,527	24,964,513
Oxford Industries, Inc.	2,516	227,698
PVH Corp.	10,584	810,840
Ralph Lauren Corp.	7,286	826,524
Skechers U.S.A., Inc. Class A (a)	18,633	759,481
Steven Madden, Ltd. (b)	11,445	442,235
Tapestry, Inc.	40,959	1,521,627
Under Armour, Inc. Class A (a)	29,235	497,580
Security Description	Shares	Value
Under Armour, Inc. Class C (a)	28,973	$450,820
Unifi, Inc. (a)	2,513	45,485
Vera Bradley, Inc. (a) (b)	3,193	24,490
VF Corp.	46,505	2,644,274
Wolverine World Wide, Inc.	11,919	268,893
		38,986,977
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	7,980	370,192
Capitol Federal Financial, Inc.	19,190	208,787
Essent Group, Ltd.	15,110	622,683
Flagstar Bancorp, Inc.	7,409	314,142
MGIC Investment Corp.	49,957	676,917
Mr Cooper Group, Inc. (a)	10,688	488,121
New York Community Bancorp, Inc. (b)	69,505	745,094
NMI Holdings, Inc. Class A (a)	8,359	172,362
Northfield Bancorp, Inc.	7,680	110,285
Northwest Bancshares, Inc.	16,102	217,538
Provident Financial Services, Inc.	10,375	242,775
TrustCo Bank Corp.	2,900	92,597
Walker & Dunlop, Inc.	4,306	557,282
Washington Federal, Inc.	11,624	381,500
WSFS Financial Corp.	7,314	340,979
		5,541,254
TOBACCO — 0.6%
Altria Group, Inc.	270,167	14,116,226
Philip Morris International, Inc.	226,162	21,245,658
Universal Corp. (b)	2,290	132,980
Vector Group, Ltd.	17,694	213,036
		35,707,900
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	5,832	598,713
Boise Cascade Co.	5,459	379,237
DXP Enterprises, Inc. (a)	2,329	63,092
Fastenal Co.	83,290	4,947,426
GATX Corp.	5,030	620,350
GMS, Inc. (a)	5,240	260,795
MSC Industrial Direct Co., Inc. Class A	6,803	579,684
NOW, Inc. (a)	9,566	105,513
United Rentals, Inc. (a)	10,669	3,789,735
Univar Solutions, Inc. (a)	25,807	829,437
Veritiv Corp. (a)	2,391	319,414
W.W. Grainger, Inc.	6,525	3,365,530
Watsco, Inc. (b)	4,800	1,462,272
WESCO International, Inc. (a)	2	260
		17,321,458
WATER UTILITIES — 0.1%
American States Water Co.	5,265	468,690
American Water Works Co., Inc.	26,307	4,354,598
California Water Service Group	7,436	440,806
Essential Utilities, Inc.	32,423	1,657,788

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Middlesex Water Co. (b)	2,506	$263,556
		7,185,438
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
ESC NII Holdings, Inc. (b)	11,225	1,459
Shenandoah Telecommunications Co. (b)	7,333	172,912
Telephone & Data Systems, Inc.	15,520	293,018
T-Mobile US, Inc. (a)	84,906	10,897,685
		11,365,074
TOTAL COMMON STOCKS (Cost $4,540,261,513)		6,074,337,359
PREFERRED STOCKS — 0.0% (e)
MEDIA — 0.0% (e)
Liberty Broadband Corp. 7.00% (Cost $14)	1	27
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
WESCO International, Inc. 10.63% (Cost $150)	7	206
TOTAL PREFERRED STOCKS (Cost $164)		233
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Progenic Pharmaceuticals, Inc. (CVR) (a)	11,119	475
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a)	1,318	132
TOTAL RIGHTS (Cost $0)		607
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	318	7,314
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22)	310	—
Security Description	Shares	Value
Battalion Oil Corp. (expiring 10/08/22)	248	$—
Battalion Oil Corp. (expiring 10/08/22)	398	—
		—
TOTAL WARRANTS (Cost $0)		7,314
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f) (g)	9,887,885	9,886,896
State Street Navigator Securities Lending Portfolio II (d) (h)	56,800,476	56,800,476
TOTAL SHORT-TERM INVESTMENTS (Cost $66,686,684)		66,687,372
TOTAL INVESTMENTS — 100.9% (Cost $4,606,948,361)		6,141,032,885
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(52,535,340)
NET ASSETS — 100.0%		$6,088,497,545
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	53	06/17/2022	$11,140,363	$12,006,488	$866,125

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,074,266,998	$70,361	$—	$6,074,337,359
Preferred Stocks	233	—	—	233
Rights	—	607	—	607
Warrants	7,314	—	—	7,314
Short-Term Investments	66,687,372	—	—	66,687,372
TOTAL INVESTMENTS	$6,140,961,917	$70,968	$—	$6,141,032,885
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	866,125	—	—	866,125
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	46,054	$3,789,323	$672,382	$182,740	$34,487	$155,020	51,291	$4,468,472	$83,932
State Street Institutional Liquid Reserves Fund, Premier Class	4,034,075	4,035,285	113,842,368	107,988,654	(2,506)	403	9,887,885	9,886,896	3,876
State Street Navigator Securities Lending Portfolio II	13,049,882	13,049,882	212,621,584	168,870,990	—	—	56,800,476	56,800,476	34,867
Total		$20,874,490	$327,136,334	$277,042,384	$31,981	$155,423		$71,155,844	$122,675
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.2%
BWX Technologies, Inc.	11,348	$611,203
Curtiss-Wright Corp.	3,618	543,279
General Dynamics Corp.	11,222	2,706,522
Huntington Ingalls Industries, Inc.	11,041	2,202,017
L3Harris Technologies, Inc.	10,417	2,588,312
Mercury Systems, Inc. (a)	3,372	217,326
Northrop Grumman Corp.	7,037	3,147,087
Textron, Inc.	7,514	558,891
Woodward, Inc.	2,225	277,925
		12,852,562
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	23,827	2,566,406
Expeditors International of Washington, Inc.	27,151	2,800,897
		5,367,303
AUTO COMPONENTS — 0.3%
Gentex Corp.	54,502	1,589,823
AUTOMOBILES — 0.0% (b)
Harley-Davidson, Inc.	5,783	227,850
BANKS — 0.8%
Bank of Hawaii Corp.	2,525	211,898
Commerce Bancshares, Inc.	7,875	563,771
Cullen/Frost Bankers, Inc.	2,348	324,987
First Citizens BancShares, Inc. Class A	257	171,059
First Hawaiian, Inc.	7,097	197,935
First Horizon Corp.	17,552	412,297
FNB Corp.	11,533	143,586
M&T Bank Corp.	4,959	840,551
People's United Financial, Inc.	24,011	479,980
Pinnacle Financial Partners, Inc.	2,417	222,557
Popular, Inc.	2,860	233,776
Prosperity Bancshares, Inc.	7,568	525,068
Zions Bancorp NA	7,991	523,890
		4,851,355
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	379	147,230
Brown-Forman Corp. Class A	1,636	102,643
Brown-Forman Corp. Class B	6,344	425,175
Constellation Brands, Inc. Class A	6,338	1,459,768
Molson Coors Beverage Co. Class B	12,161	649,154
Monster Beverage Corp. (a)	13,091	1,045,971
		3,829,941
BIOTECHNOLOGY — 0.2%
United Therapeutics Corp. (a)	7,773	1,394,554
BUILDING PRODUCTS — 1.9%
A.O. Smith Corp.	29,847	1,906,925
Advanced Drainage Systems, Inc.	2,346	278,728
Allegion PLC	9,011	989,228
Carlisle Cos., Inc.	7,927	1,949,408
Security Description	Shares	Value
Fortune Brands Home & Security, Inc.	7,662	$569,133
Hayward Holdings, Inc. (a)	1,436	23,866
Lennox International, Inc.	5,126	1,321,791
Masco Corp.	52,528	2,678,928
Owens Corning	4,860	444,690
Trane Technologies PLC	7,883	1,203,734
		11,366,431
CAPITAL MARKETS — 4.1%
Affiliated Managers Group, Inc.	3,884	547,450
Cboe Global Markets, Inc.	27,752	3,175,384
Evercore, Inc. Class A	6,814	758,535
FactSet Research Systems, Inc.	6,358	2,760,326
Franklin Resources, Inc.	24,936	696,213
Interactive Brokers Group, Inc. Class A	7,370	485,757
Invesco, Ltd.	18,964	437,310
Janus Henderson Group PLC	13,400	469,268
Jefferies Financial Group, Inc.	22,315	733,048
Lazard, Ltd. Class A	28,730	991,185
LPL Financial Holdings, Inc.	4,108	750,449
MarketAxess Holdings, Inc.	2,322	789,944
Morningstar, Inc.	3,448	941,890
MSCI, Inc.	2,774	1,394,989
Nasdaq, Inc.	10,442	1,860,764
Northern Trust Corp.	7,117	828,775
Raymond James Financial, Inc.	16,257	1,786,807
SEI Investments Co.	26,754	1,610,858
Stifel Financial Corp.	6,756	458,732
T Rowe Price Group, Inc.	14,291	2,160,656
Virtu Financial, Inc. Class A	10,439	388,540
		24,026,880
CHEMICALS — 1.2%
Axalta Coating Systems, Ltd. (a)	10,337	254,083
Celanese Corp.	10,513	1,501,992
Eastman Chemical Co.	8,091	906,678
FMC Corp.	7,044	926,779
Huntsman Corp.	18,108	679,231
NewMarket Corp.	1,837	595,886
RPM International, Inc.	15,145	1,233,409
Scotts Miracle-Gro Co.	5,659	695,831
Valvoline, Inc.	6,238	196,871
Westlake Chemical Corp.	1,357	167,454
		7,158,214
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Copart, Inc. (a)	9,887	1,240,522
MSA Safety, Inc.	3,679	488,203
Republic Services, Inc.	12,755	1,690,038
Rollins, Inc.	23,824	835,031
Stericycle, Inc. (a)	5,420	319,346
		4,573,140
COMMUNICATIONS EQUIPMENT — 1.4%
Ciena Corp. (a)	16,949	1,027,618
F5, Inc. (a)	14,448	3,018,910

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Juniper Networks, Inc.	53,569	$1,990,624
Motorola Solutions, Inc.	8,406	2,035,933
Viasat, Inc. (a)	2,348	114,582
		8,187,667
CONSTRUCTION & ENGINEERING — 0.8%
MDU Resources Group, Inc.	35,567	947,860
Quanta Services, Inc.	23,124	3,043,350
Valmont Industries, Inc.	3,642	868,981
		4,860,191
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	6,478	831,516
Martin Marietta Materials, Inc.	2,553	982,624
		1,814,140
CONSUMER FINANCE — 0.1%
Credit Acceptance Corp. (a) (c)	1,093	601,554
SLM Corp.	15,882	291,594
		893,148
CONTAINERS & PACKAGING — 3.1%
Amcor PLC	146,659	1,661,646
AptarGroup, Inc.	10,432	1,225,760
Ardagh Group SA (a) (c)	1,132	23,008
Avery Dennison Corp.	6,366	1,107,493
Ball Corp.	15,243	1,371,870
Berry Global Group, Inc. (a)	27,369	1,586,307
Crown Holdings, Inc.	13,204	1,651,688
Graphic Packaging Holding Co.	77,312	1,549,333
International Paper Co.	35,541	1,640,217
Packaging Corp. of America	13,260	2,070,019
Sealed Air Corp.	14,051	940,855
Silgan Holdings, Inc.	17,499	808,979
Sonoco Products Co.	28,096	1,757,686
Westrock Co.	12,916	607,439
		18,002,300
DISTRIBUTORS — 1.0%
Genuine Parts Co.	26,424	3,329,952
LKQ Corp.	17,280	784,685
Pool Corp.	4,530	1,915,511
		6,030,148
DIVERSIFIED CONSUMER SERVICES — 0.6%
Frontdoor, Inc. (a)	3,484	103,997
Grand Canyon Education, Inc. (a)	9,734	945,269
H&R Block, Inc.	6,853	178,452
Service Corp. International	35,014	2,304,621
Terminix Global Holdings, Inc. (a)	5,293	241,520
		3,773,859
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Voya Financial, Inc.	8,180	542,743
ELECTRIC UTILITIES — 4.4%
Alliant Energy Corp.	20,140	1,258,347
American Electric Power Co., Inc.	23,136	2,308,279
Avangrid, Inc.	6,024	281,562
Security Description	Shares	Value
Constellation Energy Corp.	15,824	$890,100
Edison International	22,466	1,574,866
Entergy Corp.	20,517	2,395,360
Evergy, Inc.	32,433	2,216,471
Eversource Energy	19,219	1,694,924
Exelon Corp.	47,501	2,262,473
FirstEnergy Corp.	38,228	1,753,136
Hawaiian Electric Industries, Inc.	18,239	771,692
IDACORP, Inc.	10,424	1,202,513
NRG Energy, Inc.	19,461	746,524
OGE Energy Corp.	23,961	977,129
Pinnacle West Capital Corp.	17,584	1,373,310
PPL Corp.	77,953	2,226,338
Xcel Energy, Inc.	25,631	1,849,789
		25,782,813
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	2,412	456,591
AMETEK, Inc.	12,415	1,653,430
Hubbell, Inc.	7,170	1,317,631
Regal Rexnord Corp.	5,514	820,373
Sensata Technologies Holding PLC (a)	7,305	371,459
Shoals Technologies Group, Inc. Class A (a)	5,120	87,245
		4,706,729
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Amphenol Corp. Class A	48,428	3,649,050
Arrow Electronics, Inc. (a)	20,482	2,429,780
Avnet, Inc.	28,002	1,136,601
CDW Corp.	19,317	3,455,618
Cognex Corp.	6,649	512,970
Jabil, Inc.	22,567	1,393,061
Keysight Technologies, Inc. (a)	10,212	1,613,190
Littelfuse, Inc.	1,435	357,903
National Instruments Corp.	23,277	944,813
TD SYNNEX Corp.	7,977	823,306
Teledyne Technologies, Inc. (a)	1,636	773,223
Vontier Corp.	20,055	509,197
		17,598,712
ENTERTAINMENT — 0.5%
Electronic Arts, Inc.	10,979	1,388,953
Madison Square Garden Sports Corp. (a)	656	117,660
Playtika Holding Corp. (a)	2,560	49,485
Take-Two Interactive Software, Inc. (a)	6,245	960,106
World Wrestling Entertainment, Inc. Class A	2,963	185,010
		2,701,214
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.7%
Alexandria Real Estate Equities, Inc. REIT	8,103	1,630,729

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
American Homes 4 Rent Class A REIT	14,224	$569,387
Americold Realty Trust REIT	9,416	262,518
AvalonBay Communities, Inc. REIT	7,616	1,891,586
Boston Properties, Inc. REIT	11,680	1,504,384
Camden Property Trust REIT	5,174	859,919
Cousins Properties, Inc. REIT	14,366	578,806
CubeSmart REIT	19,516	1,015,417
Douglas Emmett, Inc. REIT	8,615	287,913
Duke Realty Corp. REIT	23,236	1,349,082
Equity LifeStyle Properties, Inc. REIT	16,425	1,256,184
Equity Residential REIT	22,053	1,983,006
Essex Property Trust, Inc. REIT	4,895	1,691,125
Extra Space Storage, Inc. REIT	10,616	2,182,650
First Industrial Realty Trust, Inc. REIT	18,406	1,139,515
Healthcare Trust of America, Inc. Class A REIT	12,479	391,092
Healthpeak Properties, Inc. REIT	21,180	727,109
Highwoods Properties, Inc. REIT	24,377	1,115,004
Iron Mountain, Inc. REIT	24,876	1,378,379
Kilroy Realty Corp. REIT	8,711	665,695
Kimco Realty Corp. REIT	21,519	531,519
Lamar Advertising Co. Class A REIT	5,066	588,568
Life Storage, Inc. REIT	7,480	1,050,416
Medical Properties Trust, Inc. REIT	33,342	704,850
Mid-America Apartment Communities, Inc. REIT	5,686	1,190,933
National Retail Properties, Inc. REIT	8,186	367,879
Public Storage REIT	6,832	2,666,393
Rayonier, Inc. REIT	7,672	315,473
Rexford Industrial Realty, Inc. REIT	6,593	491,772
SL Green Realty Corp. REIT (c)	5,069	411,501
UDR, Inc. REIT	9,927	569,512
Weyerhaeuser Co. REIT	29,546	1,119,793
WP Carey, Inc. REIT	15,219	1,230,304
		33,718,413
FOOD & STAPLES RETAILING — 1.3%
Albertsons Cos., Inc. Class A	23,628	785,631
Casey's General Stores, Inc.	6,516	1,291,276
Grocery Outlet Holding Corp. (a) (c)	8,904	291,873
Kroger Co.	89,272	5,121,535
		7,490,315
FOOD PRODUCTS — 4.5%
Campbell Soup Co.	30,620	1,364,733
Conagra Brands, Inc.	61,251	2,056,196
Darling Ingredients, Inc. (a)	6,647	534,286
Flowers Foods, Inc.	52,833	1,358,337
General Mills, Inc.	52,674	3,567,083
Hain Celestial Group, Inc. (a)	6,344	218,234
Hershey Co.	14,546	3,151,100
Hormel Foods Corp.	34,472	1,776,687
Security Description	Shares	Value
Ingredion, Inc.	15,896	$1,385,336
J.M. Smucker Co.	24,488	3,315,920
Kellogg Co.	37,871	2,442,301
Lamb Weston Holdings, Inc.	6,218	372,520
McCormick & Co., Inc.	17,795	1,775,941
Pilgrim's Pride Corp. (a)	7,889	198,014
Post Holdings, Inc. (a)	9,266	641,763
Seaboard Corp.	73	307,001
Tyson Foods, Inc. Class A	22,290	1,997,853
		26,463,305
GAS UTILITIES — 0.7%
Atmos Energy Corp. (c)	16,093	1,922,953
National Fuel Gas Co.	15,673	1,076,735
UGI Corp.	27,955	1,012,530
		4,012,218
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Baxter International, Inc.	19,431	1,506,680
Cooper Cos., Inc.	1,948	813,465
Globus Medical, Inc. Class A (a)	7,334	541,102
Hologic, Inc. (a)	24,140	1,854,435
ICU Medical, Inc. (a)	3,252	724,025
Integra LifeSciences Holdings Corp. (a)	4,208	270,406
Masimo Corp. (a)	4,731	688,550
ResMed, Inc.	6,941	1,683,262
STERIS PLC	5,670	1,370,836
		9,452,761
HEALTH CARE PROVIDERS & SERVICES — 4.7%
Amedisys, Inc. (a)	2,846	490,337
AmerisourceBergen Corp.	8,170	1,263,981
Cardinal Health, Inc.	33,227	1,883,971
Chemed Corp.	4,383	2,220,209
DaVita, Inc. (a)	9,545	1,079,635
Encompass Health Corp.	11,553	821,534
Henry Schein, Inc. (a)	37,906	3,305,024
Humana, Inc.	7,773	3,382,576
Laboratory Corp. of America Holdings (a)	8,389	2,211,844
McKesson Corp.	11,573	3,542,843
Molina Healthcare, Inc. (a)	2,460	820,631
Premier, Inc. Class A	34,243	1,218,708
Quest Diagnostics, Inc.	30,111	4,120,991
Universal Health Services, Inc. Class B	7,970	1,155,252
		27,517,536
HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp.	42,488	3,975,177
HOTELS, RESTAURANTS & LEISURE — 0.6%
Domino's Pizza, Inc.	3,865	1,573,094
Vail Resorts, Inc.	1,324	344,597
Yum! Brands, Inc.	11,916	1,412,404
		3,330,095

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.8%
Garmin, Ltd.	14,557	$1,726,606
Leggett & Platt, Inc.	9,683	336,968
NVR, Inc. (a)	233	1,040,874
PulteGroup, Inc.	15,042	630,260
Whirlpool Corp.	4,599	794,615
		4,529,323
HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc.	30,052	2,986,568
Clorox Co.	20,512	2,851,783
Colgate-Palmolive Co.	30,434	2,307,810
Kimberly-Clark Corp.	27,744	3,416,951
Reynolds Consumer Products, Inc.	2,488	72,998
		11,636,110
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	29,457	757,929
Vistra Corp.	44,972	1,045,599
		1,803,528
INSURANCE — 9.7%
Aflac, Inc.	27,824	1,791,587
Alleghany Corp. (a)	1,360	1,151,920
Allstate Corp.	32,074	4,442,570
American Financial Group, Inc.	2,237	325,752
Aon PLC Class A	8,488	2,763,948
Arch Capital Group, Ltd. (a)	63,501	3,074,718
Arthur J Gallagher & Co.	14,632	2,554,747
Assurant, Inc.	6,829	1,241,717
Assured Guaranty, Ltd.	3,964	252,348
Axis Capital Holdings, Ltd.	5,612	339,358
Brown & Brown, Inc.	35,814	2,588,278
Cincinnati Financial Corp.	17,326	2,355,643
CNA Financial Corp.	3,231	157,091
Erie Indemnity Co. Class A	5,180	912,353
Everest Re Group, Ltd.	6,180	1,862,528
Fidelity National Financial, Inc.	39,263	1,917,605
First American Financial Corp.	22,134	1,434,726
Globe Life, Inc.	18,206	1,831,524
Hanover Insurance Group, Inc.	9,886	1,478,155
Hartford Financial Services Group, Inc.	19,485	1,399,218
Kemper Corp.	12,489	706,128
Markel Corp. (a)	1,521	2,243,840
Mercury General Corp.	7,348	404,140
Old Republic International Corp.	56,938	1,472,986
Primerica, Inc.	5,082	695,319
Principal Financial Group, Inc.	11,962	878,130
Progressive Corp.	58,872	6,710,819
Reinsurance Group of America, Inc.	4,690	513,367
RenaissanceRe Holdings, Ltd.	11,268	1,786,091
Travelers Cos., Inc.	15,619	2,854,060
Unum Group	6,837	215,434
White Mountains Insurance Group, Ltd.	847	962,395
Security Description	Shares	Value
Willis Towers Watson PLC	6,359	$1,502,123
WR Berkley Corp.	28,780	1,916,494
		56,737,112
INTERNET & DIRECT MARKETING RETAIL — 0.6%
eBay, Inc.	57,170	3,273,554
IT SERVICES — 5.9%
Akamai Technologies, Inc. (a)	24,775	2,957,887
Amdocs, Ltd.	36,108	2,968,439
Broadridge Financial Solutions, Inc.	16,457	2,562,519
Cognizant Technology Solutions Corp. Class A	95,952	8,604,016
Concentrix Corp.	3,221	536,490
EPAM Systems, Inc. (a)	4,707	1,396,143
FleetCor Technologies, Inc. (a)	3,369	839,083
Gartner, Inc. (a)	7,308	2,173,838
Genpact, Ltd.	28,641	1,246,170
Jack Henry & Associates, Inc.	14,342	2,826,091
Paychex, Inc.	23,421	3,196,264
Paysafe, Ltd. (a)	10,795	36,595
VeriSign, Inc. (a)	16,641	3,701,957
Western Union Co.	77,142	1,445,641
		34,491,133
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	7,018	567,686
Polaris, Inc.	4,341	457,194
		1,024,880
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Bio-Rad Laboratories, Inc. Class A (a)	4,475	2,520,454
Bio-Techne Corp.	1,858	804,588
Bruker Corp.	5,773	371,204
Maravai LifeSciences Holdings, Inc. Class A (a)	5,220	184,109
Mettler-Toledo International, Inc. (a)	1,283	1,761,803
PerkinElmer, Inc.	12,412	2,165,398
QIAGEN NV (a) (c)	20,256	992,544
Waters Corp. (a)	4,600	1,427,794
West Pharmaceutical Services, Inc.	4,346	1,784,946
		12,012,840
MACHINERY — 3.8%
AGCO Corp.	7,074	1,033,016
Allison Transmission Holdings, Inc.	17,461	685,519
Crane Co.	3,649	395,114
Cummins, Inc.	10,205	2,093,148
Donaldson Co., Inc.	19,991	1,038,133
Dover Corp.	8,257	1,295,523
Flowserve Corp.	4,886	175,407
Fortive Corp.	18,485	1,126,291
Graco, Inc.	23,330	1,626,568
IDEX Corp.	6,538	1,253,531
ITT, Inc.	7,981	600,251
Lincoln Electric Holdings, Inc.	8,100	1,116,261
Nordson Corp.	3,891	883,568

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Oshkosh Corp.	2,567	$258,369
Otis Worldwide Corp.	24,678	1,898,972
PACCAR, Inc.	13,016	1,146,319
Pentair PLC	19,291	1,045,765
Snap-on, Inc.	9,452	1,942,197
Timken Co.	2,674	162,312
Toro Co.	17,948	1,534,374
Xylem, Inc.	8,932	761,542
		22,072,180
MEDIA — 1.5%
Altice USA, Inc. Class A (a)	13,993	174,633
Cable One, Inc.	403	590,089
Discovery, Inc. Class C (a)	11,212	279,963
DISH Network Corp. Class A (a)	13,442	425,439
Interpublic Group of Cos., Inc.	59,427	2,106,687
Liberty Media Corp.-Liberty SiriusXM Class A (a)	4,435	202,724
Liberty Media Corp.-Liberty SiriusXM Class C (a)	10,445	477,650
New York Times Co. Class A	17,230	789,823
News Corp. Class A	14,418	319,359
News Corp. Class B	4,392	98,908
Nexstar Media Group, Inc. Class A	2,048	386,007
Omnicom Group, Inc.	29,314	2,488,172
Sirius XM Holdings, Inc. (c)	66,516	440,336
		8,779,790
METALS & MINING — 0.8%
Nucor Corp.	11,229	1,669,191
Reliance Steel & Aluminum Co.	12,300	2,255,205
Royal Gold, Inc.	3,992	563,990
		4,488,386
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	19,330	253,223
Starwood Property Trust, Inc. REIT	18,141	438,468
		691,691
MULTI-UTILITIES — 3.0%
Ameren Corp.	21,978	2,060,657
CenterPoint Energy, Inc.	22,141	678,400
CMS Energy Corp.	25,446	1,779,693
Consolidated Edison, Inc.	24,608	2,329,885
DTE Energy Co.	16,936	2,239,109
NiSource, Inc.	45,992	1,462,546
Public Service Enterprise Group, Inc.	36,309	2,541,630
Sempra Energy	14,822	2,491,875
WEC Energy Group, Inc.	18,667	1,863,153
		17,446,948
MULTILINE RETAIL — 2.0%
Dollar General Corp.	24,897	5,542,819
Dollar Tree, Inc. (a)	36,594	5,860,529
Security Description	Shares	Value
Ollie's Bargain Outlet Holdings, Inc. (a)	4,296	$184,556
		11,587,904
OIL, GAS & CONSUMABLE FUELS — 0.3%
Coterra Energy, Inc.	56,512	1,524,129
DTE Midstream LLC (a)	8,377	454,536
		1,978,665
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	5,932	368,496
Sylvamo Corp. (a)	3,232	107,561
		476,057
PERSONAL PRODUCTS — 0.1%
Herbalife Nutrition, Ltd. (a)	19,615	595,511
PHARMACEUTICALS — 0.5%
Jazz Pharmaceuticals PLC (a)	7,235	1,126,272
Organon & Co.	46,762	1,633,397
Perrigo Co. PLC	9,616	369,543
		3,129,212
PROFESSIONAL SERVICES — 2.9%
Booz Allen Hamilton Holding Corp.	23,707	2,082,423
CACI International, Inc. Class A (a)	6,513	1,962,106
FTI Consulting, Inc. (a)	9,441	1,484,314
Jacobs Engineering Group, Inc.	16,134	2,223,427
Leidos Holdings, Inc.	20,852	2,252,433
ManpowerGroup, Inc.	10,454	981,840
Nielsen Holdings PLC	20,144	548,723
Robert Half International, Inc.	15,712	1,793,996
Science Applications International Corp.	10,625	979,306
TransUnion	6,956	718,833
Verisk Analytics, Inc.	8,951	1,921,153
		16,948,554
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	14,659	1,341,592
Jones Lang LaSalle, Inc. (a)	4,017	961,911
		2,303,503
ROAD & RAIL — 1.7%
AMERCO	2,155	1,286,406
JB Hunt Transport Services, Inc.	14,990	3,009,842
Knight-Swift Transportation Holdings, Inc.	41,459	2,092,021
Landstar System, Inc.	9,598	1,447,666
Old Dominion Freight Line, Inc.	4,826	1,441,430
Ryder System, Inc.	4,695	372,454
Schneider National, Inc. Class B	14,340	365,670
		10,015,489
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Allegro MicroSystems, Inc. (a)	5,420	153,928
Cirrus Logic, Inc. (a)	14,793	1,254,299
MKS Instruments, Inc.	1,948	292,200
Monolithic Power Systems, Inc.	4,422	2,147,677

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Qorvo, Inc. (a)	11,730	$1,455,693
Skyworks Solutions, Inc.	11,864	1,581,234
Teradyne, Inc.	11,758	1,390,148
		8,275,179
SOFTWARE — 4.0%
Aspen Technology, Inc. (a)	11,976	1,980,471
Cadence Design Systems, Inc. (a)	20,921	3,440,668
CDK Global, Inc.	25,257	1,229,511
Citrix Systems, Inc.	34,514	3,482,462
Datto Holding Corp. (a) (c)	1,736	46,386
Dolby Laboratories, Inc. Class A	17,984	1,406,708
Fair Isaac Corp. (a)	1,287	600,334
NortonLifeLock, Inc.	40,430	1,072,204
SS&C Technologies Holdings, Inc.	18,837	1,413,152
Synopsys, Inc. (a)	12,012	4,003,239
Tyler Technologies, Inc. (a)	6,701	2,981,208
VMware, Inc. Class A	13,513	1,538,725
		23,195,068
SPECIALTY RETAIL — 2.9%
Advance Auto Parts, Inc.	11,690	2,419,362
AutoNation, Inc. (a)	3,089	307,603
AutoZone, Inc. (a)	1,744	3,565,748
Best Buy Co., Inc.	20,325	1,847,543
Foot Locker, Inc.	4,071	120,746
O'Reilly Automotive, Inc. (a)	6,463	4,426,896
Penske Automotive Group, Inc.	1,224	114,713
Petco Health & Wellness Co., Inc. (a) (c)	3,072	60,119
Tractor Supply Co.	17,720	4,135,316
		16,998,046
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Hewlett Packard Enterprise Co.	123,872	2,069,901
HP, Inc.	170,735	6,197,681
NetApp, Inc.	31,985	2,654,755
		10,922,337
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Carter's, Inc.	8,222	756,342
Columbia Sportswear Co.	6,375	577,129
		1,333,471
THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp.	18,663	252,883
New York Community Bancorp, Inc.	38,686	414,714
TFS Financial Corp.	2,048	33,997
		701,594
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Fastenal Co.	42,178	$2,505,373
MSC Industrial Direct Co., Inc. Class A	12,623	1,075,606
SiteOne Landscape Supply, Inc. (a)	1,536	248,356
W.W. Grainger, Inc.	3,784	1,951,749
Watsco, Inc.	8,716	2,655,242
		8,436,326
WATER UTILITIES — 0.3%
American Water Works Co., Inc.	8,059	1,334,006
Essential Utilities, Inc.	8,519	435,577
		1,769,583
TOTAL COMMON STOCKS (Cost $471,238,321)		585,745,511
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	548,247	548,192
State Street Navigator Securities Lending Portfolio II (f) (g)	3,598,960	3,598,960
TOTAL SHORT-TERM INVESTMENTS (Cost $4,147,110)		4,147,152
TOTAL INVESTMENTS — 100.6% (Cost $475,385,431)		589,892,663
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(3,315,725)
NET ASSETS — 100.0%		$586,576,938
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

At March 31, 2022, open futures contracts purchasedwere as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	2	06/17/2022	$425,396	$453,075	$27,679
E-Mini Russell 1000 Index	3	06/17/2022	351,910	375,030	23,120
					$50,799

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$583,663,088	$2,082,423	$—	$585,745,511
Short-Term Investments	4,147,152	—	—	4,147,152
TOTAL INVESTMENTS	$587,810,240	$2,082,423	$—	$589,892,663
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	50,799	—	—	50,799
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	312,600	$312,694	$12,070,432	$11,834,796	$(180)	$42	548,247	$548,192	$302
State Street Navigator Securities Lending Portfolio II	788,589	788,589	21,513,795	18,703,424	—	—	3,598,960	3,598,960	4,760
Total		$1,101,283	$33,584,227	$30,538,220	$(180)	$42		$4,147,152	$5,062
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
Axon Enterprise, Inc. (a)	717	$98,752
BWX Technologies, Inc.	1,011	54,453
Curtiss-Wright Corp.	1,151	172,834
General Dynamics Corp.	3,196	770,811
HEICO Corp.	473	72,624
HEICO Corp. Class A	942	119,474
Hexcel Corp.	1,290	76,716
Howmet Aerospace, Inc.	970	34,862
Huntington Ingalls Industries, Inc.	2,790	556,438
L3Harris Technologies, Inc.	2,600	646,022
Lockheed Martin Corp.	1,043	460,380
Northrop Grumman Corp.	1,613	721,366
Raytheon Technologies Corp.	217	21,498
Textron, Inc.	6,354	472,611
TransDigm Group, Inc. (a)	132	86,003
Woodward, Inc.	1,239	154,764
		4,519,608
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	3,221	346,934
Expeditors International of Washington, Inc.	7,575	781,437
FedEx Corp.	1,272	294,328
GXO Logistics, Inc. (a)	2,423	172,857
United Parcel Service, Inc. Class B	1,449	310,752
		1,906,308
AUTO COMPONENTS — 0.2%
Aptiv PLC (a)	1,749	209,373
BorgWarner, Inc.	2,895	112,616
Gentex Corp.	9,955	290,387
Lear Corp.	1,104	157,419
		769,795
AUTOMOBILES — 0.6%
Ford Motor Co.	42,869	724,915
General Motors Co. (a)	11,206	490,150
Harley-Davidson, Inc.	5,240	206,456
Tesla, Inc. (a)	31	33,406
Thor Industries, Inc. (b)	5,677	446,780
		1,901,707
BANKS — 2.5%
Bank of America Corp.	1,489	61,376
Bank of Hawaii Corp.	629	52,786
Bank OZK	5,423	231,562
BOK Financial Corp.	606	56,934
Citigroup, Inc.	825	44,055
Citizens Financial Group, Inc.	5,775	261,781
Comerica, Inc.	4,111	371,758
Commerce Bancshares, Inc.	1,856	132,871
Cullen/Frost Bankers, Inc.	1,662	230,037
East West Bancorp, Inc.	4,663	368,470
Fifth Third Bancorp	7,872	338,811
Security Description	Shares	Value
First Citizens BancShares, Inc. Class A	178	$118,477
First Hawaiian, Inc.	3,251	90,670
First Horizon Corp.	17,412	409,008
First Republic Bank	1,091	176,851
FNB Corp.	10,285	128,048
Huntington Bancshares, Inc.	16,218	237,107
KeyCorp.	20,594	460,894
M&T Bank Corp.	1,990	337,305
People's United Financial, Inc.	12,981	259,490
Pinnacle Financial Partners, Inc.	2,325	214,086
PNC Financial Services Group, Inc.	1,031	190,168
Popular, Inc.	3,951	322,955
Prosperity Bancshares, Inc.	2,176	150,971
Regions Financial Corp.	20,849	464,099
Signature Bank	1,032	302,881
SVB Financial Group (a)	484	270,774
Synovus Financial Corp.	3,772	184,828
Truist Financial Corp.	4,902	277,943
US Bancorp	3,812	202,608
Webster Financial Corp.	5,898	330,996
Wells Fargo & Co.	1,806	87,519
Western Alliance Bancorp	3,450	285,729
Wintrust Financial Corp.	790	73,415
Zions Bancorp NA	4,983	326,685
		8,053,948
BEVERAGES — 0.3%
Brown-Forman Corp. Class B	758	50,801
Coca-Cola Co.	1,052	65,224
Constellation Brands, Inc. Class A	1,294	298,034
Keurig Dr. Pepper, Inc.	3,539	134,128
Molson Coors Beverage Co. Class B	2,843	151,759
Monster Beverage Corp. (a)	2,030	162,197
PepsiCo, Inc.	609	101,935
		964,078
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	157	25,451
Amgen, Inc.	806	194,907
Biogen, Inc. (a)	2,816	593,050
BioMarin Pharmaceutical, Inc. (a)	354	27,293
Exelixis, Inc. (a)	4,451	100,904
Gilead Sciences, Inc.	3,192	189,764
Horizon Therapeutics Plc (a)	4,450	468,184
Moderna, Inc. (a)	629	108,352
Neurocrine Biosciences, Inc. (a)	1,154	108,188
Regeneron Pharmaceuticals, Inc. (a)	1,029	718,674
Seagen, Inc. (a)	657	94,641
United Therapeutics Corp. (a)	3,668	658,076
Vertex Pharmaceuticals, Inc. (a)	740	193,118
		3,480,602
BUILDING PRODUCTS — 2.0%
A.O. Smith Corp.	10,894	696,018

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Advanced Drainage Systems, Inc.	4,203	$499,358
Allegion PLC	2,305	253,043
Armstrong World Industries, Inc.	677	60,937
AZEK Co., Inc. (a)	2,174	54,002
Builders FirstSource, Inc. (a)	6,117	394,791
Carlisle Cos., Inc.	2,567	631,277
Carrier Global Corp.	17,398	798,046
Fortune Brands Home & Security, Inc.	3,492	259,386
Hayward Holdings, Inc. (a)	1,617	26,875
Johnson Controls International PLC	10,903	714,910
Lennox International, Inc.	1,276	329,029
Masco Corp.	11,910	607,410
Owens Corning	4,320	395,280
Trane Technologies PLC	2,733	417,329
Trex Co., Inc. (a)	3,964	258,968
		6,396,659
CAPITAL MARKETS — 4.7%
Affiliated Managers Group, Inc.	3,124	440,328
Ameriprise Financial, Inc.	2,152	646,375
Ares Management Corp. Class A	1,352	109,823
Bank of New York Mellon Corp.	8,055	399,770
BlackRock, Inc.	176	134,494
Blackstone, Inc.	2,142	271,905
Carlyle Group, Inc.	2,493	121,933
Cboe Global Markets, Inc.	8,102	927,031
Charles Schwab Corp.	1,431	120,648
CME Group, Inc.	728	173,162
Evercore, Inc. Class A	5,693	633,745
FactSet Research Systems, Inc.	1,243	539,648
Franklin Resources, Inc.	27,084	756,185
Goldman Sachs Group, Inc.	303	100,020
Interactive Brokers Group, Inc. Class A	2,386	157,261
Intercontinental Exchange, Inc.	1,164	153,788
Invesco, Ltd.	16,555	381,758
Janus Henderson Group PLC	7,938	277,989
Jefferies Financial Group, Inc.	14,564	478,427
KKR & Co., Inc.	1,626	95,072
Lazard, Ltd. Class A	9,750	336,375
LPL Financial Holdings, Inc.	7,187	1,312,921
MarketAxess Holdings, Inc.	80	27,216
Moody's Corp.	1,198	404,217
Morgan Stanley	1,659	144,997
Morningstar, Inc.	965	263,609
MSCI, Inc.	868	436,500
Nasdaq, Inc.	2,641	470,626
Northern Trust Corp.	2,609	303,818
Raymond James Financial, Inc.	10,126	1,112,949
S&P Global, Inc.	1,708	700,587
SEI Investments Co.	5,439	327,482
State Street Corp. (c)	5,006	436,123
Stifel Financial Corp.	6,782	460,498
T Rowe Price Group, Inc.	5,078	767,743
Tradeweb Markets, Inc. Class A	2,049	180,046
Security Description	Shares	Value
Virtu Financial, Inc. Class A	9,665	$359,731
		14,964,800
CHEMICALS — 3.2%
Air Products & Chemicals, Inc.	992	247,911
Albemarle Corp.	1,332	294,572
Ashland Global Holdings, Inc.	3,292	323,966
Axalta Coating Systems, Ltd. (a)	3,694	90,798
Celanese Corp.	5,488	784,070
CF Industries Holdings, Inc.	12,530	1,291,342
Chemours Co.	8,150	256,562
Corteva, Inc.	16,752	962,905
Diversey Holdings, Ltd. (a)	1,690	12,793
Dow, Inc.	8,320	530,150
DuPont de Nemours, Inc.	2,115	155,622
Eastman Chemical Co.	3,137	351,532
Ecolab, Inc.	774	136,657
Element Solutions, Inc.	7,879	172,550
FMC Corp.	1,142	150,253
Huntsman Corp.	12,062	452,446
International Flavors & Fragrances, Inc.	1,621	212,886
LyondellBasell Industries NV Class A	1,519	156,184
Mosaic Co.	28,970	1,926,505
NewMarket Corp.	149	48,333
Olin Corp.	2,201	115,068
PPG Industries, Inc.	1,800	235,926
RPM International, Inc.	3,074	250,346
Scotts Miracle-Gro Co.	273	33,568
Sherwin-Williams Co.	1,298	324,007
Valvoline, Inc.	16,816	530,713
Westlake Chemical Corp.	1,247	153,880
		10,201,545
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	972	413,479
Clean Harbors, Inc. (a)	3,974	443,657
Copart, Inc. (a)	3,077	386,071
IAA, Inc. (a)	679	25,972
MSA Safety, Inc.	843	111,866
Republic Services, Inc.	3,029	401,343
Rollins, Inc.	1,860	65,193
Stericycle, Inc. (a)	967	56,976
Waste Management, Inc.	2,324	368,354
		2,272,911
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	4,446	617,905
Ciena Corp. (a)	6,236	378,089
Cisco Systems, Inc.	4,020	224,155
F5, Inc. (a)	5,203	1,087,167
Juniper Networks, Inc.	15,811	587,537
Lumentum Holdings, Inc. (a)	3,112	303,731
Motorola Solutions, Inc.	2,093	506,924
Ubiquiti, Inc. (b)	130	37,851

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Viasat, Inc. (a)	6,984	$340,819
		4,084,178
CONSTRUCTION & ENGINEERING — 1.3%
AECOM	14,760	1,133,715
MasTec, Inc. (a)	7,058	614,752
MDU Resources Group, Inc.	11,161	297,441
Quanta Services, Inc.	12,938	1,702,770
Valmont Industries, Inc.	1,755	418,743
		4,167,421
CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	5,521	708,676
Martin Marietta Materials, Inc.	1,528	588,112
Vulcan Materials Co.	2,363	434,083
		1,730,871
CONSUMER FINANCE — 1.6%
Ally Financial, Inc.	11,463	498,411
American Express Co.	1,237	231,319
Capital One Financial Corp.	9,717	1,275,745
Credit Acceptance Corp. (a) (b)	861	473,869
Discover Financial Services	4,572	503,789
OneMain Holdings, Inc.	8,666	410,855
SLM Corp.	22,171	407,060
Synchrony Financial	33,662	1,171,774
Upstart Holdings, Inc. (a)	483	52,690
		5,025,512
CONTAINERS & PACKAGING — 1.4%
Amcor PLC	29,243	331,323
AptarGroup, Inc.	1,165	136,888
Ardagh Group SA (a) (b)	1,422	28,902
Ardagh Metal Packaging SA (a)	3,809	30,967
Avery Dennison Corp.	2,368	411,961
Ball Corp.	1,708	153,720
Berry Global Group, Inc. (a)	7,609	441,018
Crown Holdings, Inc.	3,206	401,039
Graphic Packaging Holding Co.	20,080	402,403
International Paper Co.	9,340	431,041
Packaging Corp. of America	1,963	306,444
Sealed Air Corp.	8,978	601,167
Silgan Holdings, Inc.	3,136	144,977
Sonoco Products Co.	4,340	271,510
Westrock Co.	9,079	426,985
		4,520,345
DISTRIBUTORS — 0.8%
Genuine Parts Co.	9,410	1,185,848
LKQ Corp.	19,590	889,582
Pool Corp.	1,388	586,916
		2,662,346
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	3,207	24,341
Frontdoor, Inc. (a)	695	20,746
Grand Canyon Education, Inc. (a)	1,139	110,608
H&R Block, Inc.	14,196	369,664
Security Description	Shares	Value
Mister Car Wash, Inc. (a)	2,607	$38,558
Service Corp. International	7,834	515,634
Terminix Global Holdings, Inc. (a)	667	30,435
		1,109,986
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Apollo Global Management, Inc.	7,614	471,992
Berkshire Hathaway, Inc. Class B (a)	606	213,863
Equitable Holdings, Inc.	2,882	89,083
Voya Financial, Inc.	2,622	173,970
		948,908
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc.	4,391	103,759
Lumen Technologies, Inc. (b)	59,340	668,762
Verizon Communications, Inc.	1,874	95,462
		867,983
ELECTRIC UTILITIES — 2.1%
Alliant Energy Corp.	4,089	255,481
American Electric Power Co., Inc.	3,778	376,931
Avangrid, Inc.	972	45,431
Constellation Energy Corp.	3,641	204,806
Duke Energy Corp.	3,048	340,340
Edison International	4,047	283,695
Entergy Corp.	4,277	499,340
Evergy, Inc.	8,708	595,105
Eversource Energy	2,501	220,563
Exelon Corp.	10,928	520,501
FirstEnergy Corp.	15,516	711,564
Hawaiian Electric Industries, Inc.	4,911	207,784
IDACORP, Inc.	2,038	235,104
NextEra Energy, Inc.	1,295	109,699
NRG Energy, Inc.	13,520	518,627
OGE Energy Corp.	5,496	224,127
Pinnacle West Capital Corp.	2,020	157,762
PPL Corp.	15,230	434,969
Southern Co.	5,152	373,571
Xcel Energy, Inc.	3,801	274,318
		6,589,718
ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	5,057	957,290
AMETEK, Inc.	2,828	376,633
Eaton Corp. PLC	3,089	468,787
Emerson Electric Co.	5,987	587,025
Fluence Energy, Inc. (a)	1,054	13,818
Generac Holdings, Inc. (a)	1,482	440,539
Hubbell, Inc.	2,307	423,957
nVent Electric PLC	8,655	301,021
Regal Rexnord Corp.	2,629	391,143
Rockwell Automation, Inc.	828	231,865
Sensata Technologies Holding PLC (a)	3,710	188,654
Shoals Technologies Group, Inc. Class A (a)	3,448	58,754

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Vertiv Holdings Co.	25,263	$353,682
		4,793,168
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Amphenol Corp. Class A	9,463	713,037
Arrow Electronics, Inc. (a)	10,428	1,237,074
Avnet, Inc.	6,142	249,304
CDW Corp.	6,471	1,157,597
Cognex Corp.	2,254	173,896
Coherent, Inc. (a)	691	188,892
Corning, Inc.	8,895	328,314
IPG Photonics Corp. (a)	395	43,355
Jabil, Inc.	22,060	1,361,764
Keysight Technologies, Inc. (a)	4,319	682,272
Littelfuse, Inc.	699	174,337
National Instruments Corp.	8,256	335,111
TD SYNNEX Corp.	6,222	642,173
Teledyne Technologies, Inc. (a)	849	401,263
Trimble, Inc. (a)	4,077	294,115
Vontier Corp.	6,562	166,609
Zebra Technologies Corp. Class A (a)	1,150	475,755
		8,624,868
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	3,288	119,716
Halliburton Co.	3,068	116,185
Nov, Inc.	5,736	112,483
Schlumberger NV	3,521	145,453
		493,837
ENTERTAINMENT — 0.2%
Activision Blizzard, Inc.	1,195	95,731
Electronic Arts, Inc.	1,790	226,453
Liberty Media Corp.-Liberty Formula One Class C (a)	470	32,825
Netflix, Inc. (a)	70	26,221
Playtika Holding Corp. (a)	3,720	71,908
Roku, Inc. (a)	120	15,032
Take-Two Interactive Software, Inc. (a)	771	118,534
World Wrestling Entertainment, Inc. Class A (b)	2,484	155,101
		741,805
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.8%
Alexandria Real Estate Equities, Inc. REIT	1,224	246,330
American Campus Communities, Inc. REIT	2,045	114,459
American Homes 4 Rent Class A REIT	3,516	140,745
American Tower Corp. REIT	521	130,886
Americold Realty Trust REIT	855	23,837
Apartment Income REIT Corp.	3,475	185,774
AvalonBay Communities, Inc. REIT	2,221	551,630
Boston Properties, Inc. REIT	4,376	563,629
Security Description	Shares	Value
Brixmor Property Group, Inc. REIT	9,240	$238,484
Camden Property Trust REIT	1,505	250,131
Cousins Properties, Inc. REIT	4,614	185,898
Crown Castle International Corp. REIT	889	164,109
CubeSmart REIT	6,518	339,132
Digital Realty Trust, Inc. REIT	827	117,269
Douglas Emmett, Inc. REIT	2,383	79,640
Duke Realty Corp. REIT	5,838	338,954
Equinix, Inc. REIT	103	76,387
Equity LifeStyle Properties, Inc. REIT	4,614	352,879
Equity Residential REIT	6,644	597,429
Essex Property Trust, Inc. REIT	1,536	530,657
Extra Space Storage, Inc. REIT	2,984	613,510
Federal Realty Investment Trust REIT	1,623	198,120
First Industrial Realty Trust, Inc. REIT	5,867	363,226
Gaming and Leisure Properties, Inc. REIT	5,936	278,577
Healthcare Trust of America, Inc. Class A REIT	2,959	92,735
Healthpeak Properties, Inc. REIT	6,067	208,280
Highwoods Properties, Inc. REIT	7,708	352,564
Hudson Pacific Properties, Inc. REIT	1,569	43,540
Invitation Homes, Inc. REIT	4,676	187,882
Iron Mountain, Inc. REIT	11,347	628,737
Kilroy Realty Corp. REIT	2,462	188,146
Kimco Realty Corp. REIT	46,236	1,142,029
Lamar Advertising Co. Class A REIT	3,125	363,063
Life Storage, Inc. REIT	2,410	338,436
Medical Properties Trust, Inc. REIT	6,652	140,623
Mid-America Apartment Communities, Inc. REIT	1,553	325,276
National Retail Properties, Inc. REIT	3,928	176,524
Omega Healthcare Investors, Inc. REIT	1,406	43,811
Prologis, Inc. REIT	1,400	226,072
Public Storage REIT	1,737	677,916
Rayonier, Inc. REIT	2,557	105,144
Realty Income Corp. REIT	2,538	175,883
Regency Centers Corp. REIT	2,253	160,729
Rexford Industrial Realty, Inc. REIT	2,154	160,667
SBA Communications Corp. REIT	267	91,875
Simon Property Group, Inc. REIT	3,487	458,750
SL Green Realty Corp. REIT (b)	4,067	330,159
Spirit Realty Capital, Inc. REIT	1,488	68,478
STORE Capital Corp. REIT	2,979	87,076
Sun Communities, Inc. REIT	860	150,749
UDR, Inc. REIT	3,074	176,355
Ventas, Inc. REIT	3,132	193,432
VICI Properties, Inc. REIT	14,455	411,389
Vornado Realty Trust REIT	547	24,790

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Welltower, Inc. REIT	1,349	$129,693
Weyerhaeuser Co. REIT	10,419	394,880
WP Carey, Inc. REIT	3,025	244,541
		15,181,916
FOOD & STAPLES RETAILING — 1.5%
Albertsons Cos., Inc. Class A	22,448	746,396
Casey's General Stores, Inc.	1,091	216,204
Costco Wholesale Corp.	801	461,256
Grocery Outlet Holding Corp. (a) (b)	891	29,207
Kroger Co.	35,579	2,041,167
Sysco Corp.	4,008	327,253
US Foods Holding Corp. (a)	673	25,325
Walmart, Inc.	347	51,675
Walgreens Boots Alliance, Inc.	18,544	830,215
		4,728,698
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	2,354	212,472
Campbell Soup Co.	2,298	102,422
Conagra Brands, Inc.	4,989	167,481
Darling Ingredients, Inc. (a)	5,533	444,743
Flowers Foods, Inc.	13,957	358,834
General Mills, Inc.	5,929	401,512
Hain Celestial Group, Inc. (a)	3,646	125,422
Hershey Co.	2,602	563,671
Hormel Foods Corp.	2,968	152,971
Ingredion, Inc.	4,120	359,058
J.M. Smucker Co.	3,811	516,047
Kellogg Co.	4,385	282,789
Kraft Heinz Co.	4,972	195,847
Lamb Weston Holdings, Inc.	685	41,038
McCormick & Co., Inc.	1,202	119,960
Mondelez International, Inc. Class A	3,340	209,685
Pilgrim's Pride Corp. (a)	5,082	127,558
Post Holdings, Inc. (a)	1,253	86,783
Seaboard Corp.	18	75,699
Tyson Foods, Inc. Class A	15,257	1,367,485
		5,911,477
GAS UTILITIES — 0.4%
Atmos Energy Corp. (b)	470	56,160
National Fuel Gas Co.	10,591	727,602
UGI Corp.	17,209	623,310
		1,407,072
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	800	94,688
ABIOMED, Inc. (a)	748	247,768
Align Technology, Inc. (a)	599	261,164
Baxter International, Inc.	2,306	178,807
Becton Dickinson & Co.	771	205,086
Boston Scientific Corp. (a)	2,993	132,560
Cooper Cos., Inc.	1,207	504,031
DENTSPLY SIRONA, Inc.	1,550	76,291
DexCom, Inc. (a)	383	195,943
Security Description	Shares	Value
Edwards Lifesciences Corp. (a)	3,521	$414,492
Envista Holdings Corp. (a)	3,391	165,176
Figs, Inc. Class A (a)	3,106	66,841
Globus Medical, Inc. Class A (a)	1,676	123,655
Hologic, Inc. (a)	7,809	599,887
ICU Medical, Inc. (a)	862	191,916
IDEXX Laboratories, Inc. (a)	620	339,177
Insulet Corp. (a)	275	73,257
Integra LifeSciences Holdings Corp. (a)	1,103	70,879
Intuitive Surgical, Inc. (a)	712	214,796
Masimo Corp. (a)	846	123,127
Medtronic PLC	819	90,868
Quidel Corp. (a)	891	100,202
ResMed, Inc.	1,350	327,388
STERIS PLC	958	231,616
Stryker Corp.	423	113,089
Teleflex, Inc.	104	36,902
Zimmer Biomet Holdings, Inc.	393	50,265
Zimvie, Inc. (a)	38	868
		5,230,739
HEALTH CARE PROVIDERS & SERVICES — 3.5%
Acadia Healthcare Co., Inc. (a)	610	39,973
Amedisys, Inc. (a)	117	20,158
AmerisourceBergen Corp.	914	141,405
Anthem, Inc.	2,597	1,275,699
Cardinal Health, Inc.	4,343	246,248
Centene Corp. (a)	2,385	200,793
Chemed Corp.	405	205,153
Cigna Corp.	3,149	754,532
CVS Health Corp.	7,030	711,506
DaVita, Inc. (a)	1,117	126,344
Encompass Health Corp.	856	60,870
HCA Healthcare, Inc.	2,921	732,061
Henry Schein, Inc. (a)	7,442	648,868
Humana, Inc.	2,235	972,605
Laboratory Corp. of America Holdings (a)	3,409	898,817
McKesson Corp.	3,522	1,078,190
Molina Healthcare, Inc. (a)	4,370	1,457,788
Premier, Inc. Class A	8,997	320,203
Quest Diagnostics, Inc.	6,310	863,587
UnitedHealth Group, Inc.	222	113,213
Universal Health Services, Inc. Class B	2,001	290,045
		11,158,058
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	4,001	374,334
Veeva Systems, Inc. Class A (a)	783	166,356
		540,690
HOTELS, RESTAURANTS & LEISURE — 1.0%
Aramark	2,911	109,454
Booking Holdings, Inc. (a)	15	35,227
Boyd Gaming Corp.	1,129	74,266

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Chipotle Mexican Grill, Inc. (a)	207	$327,480
Choice Hotels International, Inc.	468	66,344
Churchill Downs, Inc.	195	43,247
Darden Restaurants, Inc.	5,074	674,588
Domino's Pizza, Inc.	1,116	454,223
Hilton Worldwide Holdings, Inc. (a)	972	147,491
Marriott International, Inc. Class A (a)	576	101,232
Marriott Vacations Worldwide Corp.	365	57,561
McDonald's Corp.	430	106,330
Planet Fitness, Inc. Class A (a)	303	25,597
Starbucks Corp.	2,087	189,854
Travel + Leisure Co.	1,190	68,949
Vail Resorts, Inc.	643	167,354
Wendy's Co.	2,711	59,561
Wyndham Hotels & Resorts, Inc.	1,281	108,488
Yum China Holdings, Inc.	1,393	57,865
Yum! Brands, Inc.	2,395	283,879
		3,158,990
HOUSEHOLD DURABLES — 2.0%
D.R. Horton, Inc.	11,586	863,273
Garmin, Ltd.	3,583	424,980
Leggett & Platt, Inc.	4,555	158,514
Lennar Corp. Class A	12,618	1,024,203
Lennar Corp. Class B	930	63,565
Mohawk Industries, Inc. (a)	4,222	524,372
Newell Brands, Inc.	12,597	269,702
NVR, Inc. (a)	102	455,662
PulteGroup, Inc.	17,456	731,406
Tempur Sealy International, Inc.	20,892	583,305
Toll Brothers, Inc.	10,513	494,321
TopBuild Corp. (a)	1,702	308,726
Whirlpool Corp.	2,786	481,365
		6,383,394
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	3,318	329,743
Clorox Co.	980	136,249
Colgate-Palmolive Co.	2,656	201,404
Kimberly-Clark Corp.	2,673	329,207
Procter & Gamble Co.	479	73,191
Spectrum Brands Holdings, Inc.	1,061	94,132
		1,163,926
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	16,904	434,940
Vistra Corp.	31,012	721,029
		1,155,969
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	1,688	251,309
General Electric Co.	1,704	155,916
Honeywell International, Inc.	622	121,029
Roper Technologies, Inc.	473	223,365
		751,619
Security Description	Shares	Value
INSURANCE — 5.9%
Aflac, Inc.	15,412	$992,379
Alleghany Corp. (a)	246	208,362
Allstate Corp.	5,598	775,379
American Financial Group, Inc.	4,040	588,305
American International Group, Inc.	1,326	83,233
Aon PLC Class A	2,127	692,615
Arch Capital Group, Ltd. (a)	15,799	764,988
Arthur J Gallagher & Co.	2,775	484,515
Assurant, Inc.	1,908	346,932
Assured Guaranty, Ltd.	8,289	527,678
Axis Capital Holdings, Ltd.	826	49,948
Brighthouse Financial, Inc. (a)	3,181	164,330
Brown & Brown, Inc.	7,089	512,322
Chubb, Ltd.	2,051	438,709
Cincinnati Financial Corp.	7,970	1,083,601
CNA Financial Corp.	782	38,021
Erie Indemnity Co. Class A	427	75,207
Everest Re Group, Ltd.	1,275	384,259
Fidelity National Financial, Inc.	20,957	1,023,540
First American Financial Corp.	14,412	934,186
Globe Life, Inc.	2,431	244,559
Hanover Insurance Group, Inc.	1,592	238,036
Hartford Financial Services Group, Inc.	14,642	1,051,442
Kemper Corp.	761	43,027
Lincoln National Corp.	5,607	366,474
Loews Corp.	1,935	125,427
Markel Corp. (a)	355	523,710
Marsh & McLennan Cos., Inc.	3,402	579,769
Mercury General Corp.	1,854	101,970
MetLife, Inc.	7,869	553,033
Old Republic International Corp.	25,292	654,304
Primerica, Inc.	1,529	209,198
Principal Financial Group, Inc.	8,312	610,184
Progressive Corp.	6,281	715,971
Prudential Financial, Inc.	4,607	544,409
Reinsurance Group of America, Inc.	920	100,703
RenaissanceRe Holdings, Ltd.	1,253	198,613
Travelers Cos., Inc.	3,109	568,108
Unum Group	8,771	276,374
White Mountains Insurance Group, Ltd.	252	286,332
Willis Towers Watson PLC	1,386	327,401
WR Berkley Corp.	5,759	383,458
		18,871,011
INTERACTIVE MEDIA & SERVICES — 0.3%
Alphabet, Inc. Class A (a)	80	222,508
Alphabet, Inc. Class C (a)	80	223,439
IAC/InterActiveCorp. (a)	156	15,644
Match Group, Inc. (a)	1,678	182,465
Meta Platforms, Inc. Class A (a)	389	86,498
Pinterest, Inc. Class A (a)	949	23,355
Twitter, Inc. (a)	1,078	41,708

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Vimeo, Inc. (a)	2,135	$25,364
		820,981
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Amazon.com, Inc. (a)	24	78,239
DoorDash, Inc. Class A (a)	150	17,579
eBay, Inc.	21,848	1,251,016
Etsy, Inc. (a)	2,322	288,578
Qurate Retail, Inc. Class A	15,526	73,904
Wayfair, Inc. Class A (a) (b)	1,347	149,221
		1,858,537
IT SERVICES — 3.4%
Accenture PLC Class A	717	241,794
Akamai Technologies, Inc. (a)	4,584	547,284
Alliance Data Systems Corp.	2,973	166,934
Amdocs, Ltd.	14,782	1,215,228
Automatic Data Processing, Inc.	2,070	471,008
Block, Inc. (a)	247	33,493
Broadridge Financial Solutions, Inc.	2,508	390,521
Cloudflare, Inc. Class A (a)	276	33,037
Cognizant Technology Solutions Corp. Class A	11,850	1,062,590
Concentrix Corp.	3,363	560,141
DXC Technology Co. (a)	16,311	532,228
EPAM Systems, Inc. (a)	2,374	704,152
Fidelity National Information Services, Inc.	453	45,490
Fiserv, Inc. (a)	901	91,361
FleetCor Technologies, Inc. (a)	490	122,039
Gartner, Inc. (a)	3,823	1,137,190
Genpact, Ltd.	7,018	305,353
Global Payments, Inc.	254	34,757
Globant SA (a)	732	191,835
GoDaddy, Inc. Class A (a)	918	76,837
International Business Machines Corp.	4,167	541,793
Jack Henry & Associates, Inc.	1,275	251,239
Kyndryl Holdings, Inc. (a)	33,518	439,756
Mastercard, Inc. Class A	113	40,384
MongoDB, Inc. (a)	74	32,826
Paychex, Inc.	4,462	608,929
PayPal Holdings, Inc. (a)	125	14,456
Snowflake, Inc. Class A (a)	90	20,622
SolarWinds Corp.	2,774	36,922
Switch, Inc. Class A	9,977	307,491
Thoughtworks Holding, Inc. (a)	1,457	30,320
VeriSign, Inc. (a)	2,522	561,044
Visa, Inc. Class A	205	45,463
Western Union Co.	3,821	71,606
		10,966,123
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	7,588	613,793
Hasbro, Inc.	818	67,011
Mattel, Inc. (a)	10,348	229,829
Polaris, Inc. (b)	5,864	617,596
Security Description	Shares	Value
YETI Holdings, Inc. (a)	5,510	$330,490
		1,858,719
LIFE SCIENCES TOOLS & SERVICES — 1.9%
10X Genomics, Inc. Class A (a)	128	9,737
Agilent Technologies, Inc.	3,724	492,797
Avantor, Inc. (a)	8,447	285,678
Azenta, Inc.	4,706	390,033
Bio-Rad Laboratories, Inc. Class A (a)	1,256	707,417
Bio-Techne Corp.	1,191	515,751
Bruker Corp.	2,592	166,666
Charles River Laboratories International, Inc. (a)	940	266,932
Danaher Corp.	150	43,999
Illumina, Inc. (a)	429	149,893
IQVIA Holdings, Inc. (a)	1,252	289,475
Maravai LifeSciences Holdings, Inc. Class A (a)	2,881	101,613
Mettler-Toledo International, Inc. (a)	358	491,602
PerkinElmer, Inc.	2,662	464,412
QIAGEN NV (a) (b)	3,022	148,078
Repligen Corp. (a)	457	85,957
Syneos Health, Inc. (a)	2,591	209,741
Thermo Fisher Scientific, Inc.	235	138,803
Waters Corp. (a)	1,633	506,867
West Pharmaceutical Services, Inc.	1,412	579,922
		6,045,373
MACHINERY — 3.2%
AGCO Corp.	4,152	606,317
Allison Transmission Holdings, Inc.	1,612	63,287
Caterpillar, Inc.	632	140,822
Colfax Corp. (a)	2,976	118,415
Crane Co.	1,972	213,528
Cummins, Inc.	1,935	396,888
Deere & Co.	994	412,967
Donaldson Co., Inc.	5,652	293,508
Dover Corp.	3,175	498,158
Flowserve Corp.	1,976	70,938
Fortive Corp.	3,581	218,190
Gates Industrial Corp. PLC (a)	2,794	42,078
Graco, Inc.	3,778	263,402
IDEX Corp.	1,360	260,753
Illinois Tool Works, Inc.	1,266	265,101
ITT, Inc.	4,863	365,746
Lincoln Electric Holdings, Inc.	2,244	309,246
Middleby Corp. (a)	1,833	300,502
Nordson Corp.	1,373	311,781
Oshkosh Corp.	9,712	977,513
Otis Worldwide Corp.	9,678	744,722
PACCAR, Inc.	1,861	163,898
Parker-Hannifin Corp.	1,824	517,578
Pentair PLC	10,194	552,617
Snap-on, Inc.	3,749	770,345
Stanley Black & Decker, Inc.	1,990	278,182
Timken Co.	1,507	91,475

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Toro Co.	3,211	$274,508
Westinghouse Air Brake Technologies Corp.	3,721	357,849
Xylem, Inc.	2,640	225,086
		10,105,400
MARINE — 0.0% (d)
Kirby Corp. (a)	1,070	77,243
MEDIA — 2.0%
Cable One, Inc.	29	42,463
Charter Communications, Inc. Class A (a)	222	121,105
Comcast Corp. Class A	1,886	88,303
Discovery, Inc. Class A (a)	3,033	75,582
Discovery, Inc. Class C (a)	8,106	202,407
DISH Network Corp. Class A (a)	10,765	340,712
Fox Corp. Class A	22,061	870,307
Fox Corp. Class B	9,158	332,252
Interpublic Group of Cos., Inc.	34,217	1,212,993
Liberty Broadband Corp. Class C (a)	261	35,319
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,965	89,820
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,267	149,400
Loyalty Ventures, Inc. (a)	2,940	48,598
New York Times Co. Class A	2,550	116,892
News Corp. Class A	20,355	450,863
News Corp. Class B	6,619	149,060
Nexstar Media Group, Inc. Class A	5,936	1,118,817
Omnicom Group, Inc.	6,994	593,651
Paramount Global Class B (b)	7,509	283,915
Sirius XM Holdings, Inc. (b)	9,537	63,135
		6,385,594
METALS & MINING — 1.8%
Alcoa Corp.	10,909	982,137
Freeport-McMoRan, Inc.	13,634	678,155
Newmont Corp.	7,084	562,824
Nucor Corp.	9,680	1,438,932
Reliance Steel & Aluminum Co.	5,569	1,021,076
Royal Gold, Inc.	1,554	219,549
Southern Copper Corp.	417	31,650
Steel Dynamics, Inc.	9,555	797,174
United States Steel Corp.	1,439	54,308
		5,785,805
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	5,041	66,037
Starwood Property Trust, Inc. REIT	9,012	217,820
		283,857
MULTI-UTILITIES — 1.1%
Ameren Corp.	3,740	350,662
CenterPoint Energy, Inc.	8,299	254,281
CMS Energy Corp.	3,952	276,403
Consolidated Edison, Inc.	4,646	439,883
Security Description	Shares	Value
Dominion Energy, Inc.	2,395	$203,503
DTE Energy Co.	4,664	616,628
NiSource, Inc.	10,807	343,663
Public Service Enterprise Group, Inc.	7,450	521,500
Sempra Energy	2,220	373,226
WEC Energy Group, Inc.	2,933	292,743
		3,672,492
MULTILINE RETAIL — 1.1%
Dollar General Corp.	3,061	681,471
Dollar Tree, Inc. (a)	8,074	1,293,051
Kohl's Corp.	8,479	512,640
Ollie's Bargain Outlet Holdings, Inc. (a)	1,421	61,046
Target Corp.	4,087	867,343
		3,415,551
OIL, GAS & CONSUMABLE FUELS — 2.9%
Antero Midstream Corp.	22,294	242,336
APA Corp.	7,524	310,967
Cheniere Energy, Inc.	3,744	519,106
Chevron Corp.	653	106,328
ConocoPhillips	2,924	292,400
Continental Resources, Inc.	1,353	82,979
Coterra Energy, Inc.	14,993	404,361
Devon Energy Corp.	4,069	240,600
Diamondback Energy, Inc.	1,346	184,510
DTE Midstream LLC (a)	5,675	307,925
EOG Resources, Inc.	10,538	1,256,446
EQT Corp.	11,016	379,060
Exxon Mobil Corp.	1,003	82,838
Hess Corp.	674	72,145
HF Sinclair Corp. (a)	1,430	56,985
Kinder Morgan, Inc.	22,577	426,931
Marathon Oil Corp.	12,655	317,767
Marathon Petroleum Corp.	1,444	123,462
Occidental Petroleum Corp.	8,920	506,121
ONEOK, Inc.	10,246	723,675
Phillips 66	643	55,549
Pioneer Natural Resources Co.	2,458	614,574
Targa Resources Corp.	8,661	653,646
Texas Pacific Land Corp.	331	447,548
Valero Energy Corp.	1,368	138,907
Williams Cos., Inc.	20,057	670,104
		9,217,270
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	13,239	822,407
Sylvamo Corp. (a)	5,320	177,049
		999,456
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	9,443	84,893
Estee Lauder Cos., Inc. Class A	1,581	430,538
Herbalife Nutrition, Ltd. (a)	3,118	94,662
		610,093

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 0.7%
Bristol-Myers Squibb Co.	1,419	$103,630
Catalent, Inc. (a)	1,481	164,243
Eli Lilly & Co.	597	170,963
Jazz Pharmaceuticals PLC (a)	803	125,003
Johnson & Johnson	302	53,523
Merck & Co., Inc.	1,488	122,090
Organon & Co.	33,729	1,178,154
Perrigo Co. PLC	2,028	77,936
Pfizer, Inc.	2,011	104,109
Royalty Pharma PLC Class A	1,480	57,661
Zoetis, Inc.	1,118	210,844
		2,368,156
PROFESSIONAL SERVICES — 1.4%
Booz Allen Hamilton Holding Corp.	2,656	233,303
CACI International, Inc. Class A (a)	2,099	632,345
CoStar Group, Inc. (a)	897	59,749
Equifax, Inc.	1,576	373,670
FTI Consulting, Inc. (a)	3,930	617,875
Jacobs Engineering Group, Inc.	2,435	335,567
Leidos Holdings, Inc.	1,947	210,315
ManpowerGroup, Inc.	3,208	301,295
Nielsen Holdings PLC	9,619	262,022
Robert Half International, Inc.	7,974	910,471
Science Applications International Corp.	1,730	159,454
TransUnion	1,966	203,166
Verisk Analytics, Inc.	948	203,469
		4,502,701
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. Class A (a)	11,181	1,023,285
Jones Lang LaSalle, Inc. (a)	3,588	859,183
		1,882,468
ROAD & RAIL — 1.5%
AMERCO	677	404,128
CSX Corp.	7,963	298,214
JB Hunt Transport Services, Inc.	4,152	833,680
Knight-Swift Transportation Holdings, Inc.	15,709	792,676
Landstar System, Inc.	2,447	369,081
Norfolk Southern Corp.	1,133	323,154
Old Dominion Freight Line, Inc.	1,974	589,594
Ryder System, Inc.	5,717	453,530
Schneider National, Inc. Class B	7,733	197,192
Union Pacific Corp.	821	224,306
XPO Logistics, Inc. (a)	2,708	197,142
		4,682,697
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Advanced Micro Devices, Inc. (a)	8,333	911,130
Allegro MicroSystems, Inc. (a)	2,930	83,212
Analog Devices, Inc.	294	48,563
Applied Materials, Inc.	10,408	1,371,774
Broadcom, Inc.	430	270,762
Security Description	Shares	Value
Cirrus Logic, Inc. (a)	4,941	$418,947
Enphase Energy, Inc. (a)	1,875	378,337
Entegris, Inc.	6,953	912,651
First Solar, Inc. (a)	1,454	121,758
Intel Corp.	13,496	668,862
KLA Corp.	4,376	1,601,879
Lam Research Corp.	1,799	967,160
Marvell Technology, Inc.	9,841	705,698
Microchip Technology, Inc.	4,700	353,158
Micron Technology, Inc.	16,557	1,289,625
MKS Instruments, Inc.	2,061	309,150
Monolithic Power Systems, Inc.	2,181	1,059,268
NVIDIA Corp.	251	68,488
NXP Semiconductors NV	3,356	621,128
ON Semiconductor Corp. (a)	12,783	800,344
Qorvo, Inc. (a)	4,306	534,375
QUALCOMM, Inc.	3,232	493,914
Skyworks Solutions, Inc.	7,327	976,543
Teradyne, Inc.	8,033	949,742
Texas Instruments, Inc.	2,463	451,911
Universal Display Corp.	248	41,404
		16,409,783
SOFTWARE — 4.8%
Adobe, Inc. (a)	322	146,710
ANSYS, Inc. (a)	992	315,109
Aspen Technology, Inc. (a)	4,533	749,622
Atlassian Corp. PLC Class A (a)	2,083	612,048
Autodesk, Inc. (a)	1,887	404,478
Avalara, Inc. (a)	288	28,659
Bentley Systems, Inc. Class B	10,228	451,873
Bill.Com Holdings, Inc. (a)	235	53,296
Black Knight, Inc. (a)	341	19,775
Cadence Design Systems, Inc. (a)	5,948	978,208
CDK Global, Inc.	2,505	121,943
Ceridian HCM Holding, Inc. (a)	613	41,905
Citrix Systems, Inc.	1,431	144,388
Crowdstrike Holdings, Inc. Class A (a)	2,369	537,953
Datadog, Inc. Class A (a)	356	53,923
DocuSign, Inc. (a)	1,032	110,548
Dolby Laboratories, Inc. Class A	3,451	269,937
DoubleVerify Holdings, Inc. (a)	2,351	59,175
Dropbox, Inc. Class A (a)	12,200	283,650
Dynatrace, Inc. (a)	7,782	366,532
Elastic NV (a)	1,321	117,503
Fair Isaac Corp. (a)	135	62,972
Fortinet, Inc. (a)	3,726	1,273,323
Guidewire Software, Inc. (a)	799	75,601
HubSpot, Inc. (a)	382	181,427
Informatica, Inc. Class A (a)	516	10,186
Intuit, Inc.	471	226,476
Jamf Holding Corp. (a) (b)	904	31,468
Mandiant, Inc. (a)	1,054	23,515
Manhattan Associates, Inc. (a)	4,865	674,824
Microsoft Corp.	1,899	585,481
NCR Corp. (a)	8,529	342,780

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
New Relic, Inc. (a)	457	$30,564
NortonLifeLock, Inc.	19,992	530,188
Oracle Corp.	2,587	214,022
Palo Alto Networks, Inc. (a) (b)	783	487,425
Paycom Software, Inc. (a)	712	246,623
Paycor HCM, Inc. (a)	689	20,057
Paylocity Holding Corp. (a)	907	186,633
Procore Technologies, Inc. (a)	1,368	79,289
PTC, Inc. (a)	1,578	169,982
salesforce.com, Inc. (a)	711	150,960
ServiceNow, Inc. (a)	440	245,032
Smartsheet, Inc. Class A (a)	1,112	60,915
SS&C Technologies Holdings, Inc.	4,915	368,723
Synopsys, Inc. (a)	3,368	1,122,453
Teradata Corp. (a)	16,108	793,963
Trade Desk, Inc. Class A (a)	2,052	142,101
Tyler Technologies, Inc. (a)	1,226	545,435
Unity Software, Inc. (a)	231	22,918
VMware, Inc. Class A	1,788	203,600
Workday, Inc. Class A (a)	1,176	281,605
Zoom Video Communications, Inc. Class A (a)	178	20,867
Zscaler, Inc. (a)	478	115,332
		15,393,975
SPECIALTY RETAIL — 4.7%
Advance Auto Parts, Inc.	5,874	1,215,683
AutoNation, Inc. (a)	6,177	615,106
AutoZone, Inc. (a)	976	1,995,510
Bath & Body Works, Inc.	14,905	712,459
Best Buy Co., Inc.	17,145	1,558,480
Burlington Stores, Inc. (a)	99	18,035
CarMax, Inc. (a)	3,312	319,542
Dick's Sporting Goods, Inc. (b)	9,355	935,687
Five Below, Inc. (a)	2,125	336,536
Floor & Decor Holdings, Inc. Class A (a)	3,511	284,391
Foot Locker, Inc.	13,414	397,859
GameStop Corp. Class A (a) (b)	672	111,942
Gap, Inc.	2,885	40,621
Home Depot, Inc.	252	75,431
Lithia Motors, Inc.	138	41,417
Lowe's Cos., Inc.	2,673	540,454
O'Reilly Automotive, Inc. (a)	1,702	1,165,802
Penske Automotive Group, Inc.	2,836	265,790
Petco Health & Wellness Co., Inc. (a) (b)	1,316	25,754
RH (a)	516	168,262
Ross Stores, Inc.	1,737	157,129
TJX Cos., Inc.	2,556	154,842
Tractor Supply Co.	6,142	1,433,359
Ulta Beauty, Inc. (a)	1,758	700,071
Victoria's Secret & Co. (a)	7,964	409,031
Williams-Sonoma, Inc.	9,485	1,375,325
		15,054,518
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	3,320	$579,705
Dell Technologies, Inc. Class C (a)	35,194	1,766,387
Hewlett Packard Enterprise Co.	100,131	1,673,189
HP, Inc.	96,443	3,500,881
NetApp, Inc.	18,079	1,500,557
Pure Storage, Inc. Class A (a)	2,051	72,421
Western Digital Corp. (a)	9,863	489,698
Xerox Holdings Corp.	2,604	52,522
		9,635,360
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Capri Holdings, Ltd. (a)	5,123	263,271
Carter's, Inc.	2,586	237,886
Columbia Sportswear Co.	1,786	161,687
Deckers Outdoor Corp. (a)	2,074	567,799
Hanesbrands, Inc.	15,355	228,636
Lululemon Athletica, Inc. (a)	642	234,478
NIKE, Inc. Class B	961	129,312
PVH Corp.	706	54,087
Ralph Lauren Corp.	704	79,862
Skechers U.S.A., Inc. Class A (a)	4,721	192,428
Tapestry, Inc.	39,401	1,463,747
Under Armour, Inc. Class A (a)	2,356	40,099
Under Armour, Inc. Class C (a)	2,468	38,402
VF Corp.	596	33,888
		3,725,582
THRIFTS & MORTGAGE FINANCE — 0.2%
MGIC Investment Corp.	32,943	446,378
New York Community Bancorp, Inc.	11,514	123,430
		569,808
TOBACCO — 0.2%
Altria Group, Inc.	9,511	496,950
Philip Morris International, Inc.	3,126	293,656
		790,606
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Air Lease Corp.	3,878	173,153
Core & Main, Inc. Class A (a)	911	22,037
Fastenal Co.	10,093	599,524
MSC Industrial Direct Co., Inc. Class A	1,582	134,802
SiteOne Landscape Supply, Inc. (a)	1,823	294,761
United Rentals, Inc. (a)	2,678	951,252
Univar Solutions, Inc. (a)	8,627	277,272
W.W. Grainger, Inc.	1,047	540,032
Watsco, Inc.	2,558	779,269
		3,772,102
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,643	271,966

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Essential Utilities, Inc.	1,605	$82,063
		354,029
TOTAL COMMON STOCKS (Cost $274,350,223)		318,680,745
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e) (f)	296,253	296,224
State Street Navigator Securities Lending Portfolio II (c) (g)	2,504,140	2,504,140
TOTAL SHORT-TERM INVESTMENTS (Cost $2,800,325)		2,800,364
TOTAL INVESTMENTS — 100.7% (Cost $277,150,548)		321,481,109
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,213,763)
NET ASSETS — 100.0%		$319,267,346

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2022, open futures contracts purchasedwere as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	2	06/17/2022	$425,397	$453,075	$27,678

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$318,389,577	$291,168	$—	$318,680,745
Short-Term Investments	2,800,364	—	—	2,800,364
TOTAL INVESTMENTS	$321,189,941	$291,168	$—	$321,481,109
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	27,678	—	—	27,678
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	3,598	$296,043	$130,830	$10,738	$337	$19,651	5,006	$436,123	$7,709
State Street Institutional Liquid Reserves Fund, Premier Class	331,497	331,596	5,679,273	5,714,553	(130)	38	296,253	296,224	180
State Street Navigator Securities Lending Portfolio II	1,147,495	1,147,495	14,095,884	12,739,239	—	—	2,504,140	2,504,140	6,065
Total		$1,775,134	$19,905,987	$18,464,530	$207	$19,689		$3,236,487	$13,954
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.2%
BWX Technologies, Inc.	11,128	$599,354
General Dynamics Corp.	24,316	5,864,533
Huntington Ingalls Industries, Inc.	14,603	2,912,422
		9,376,309
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	46,395	4,997,206
AUTO COMPONENTS — 0.2%
Gentex Corp.	64,646	1,885,724
AUTOMOBILES — 0.2%
Thor Industries, Inc.	16,806	1,322,632
BANKS — 4.1%
Bank of Hawaii Corp.	7,804	654,912
Bank OZK	31,309	1,336,894
BOK Financial Corp.	2,848	267,570
Citizens Financial Group, Inc.	35,753	1,620,683
Comerica, Inc.	27,480	2,485,016
Cullen/Frost Bankers, Inc.	9,050	1,252,610
East West Bancorp, Inc.	13,037	1,030,184
First Hawaiian, Inc.	35,166	980,780
First Horizon Corp.	113,794	2,673,021
FNB Corp.	82,275	1,024,324
Huntington Bancshares, Inc.	143,109	2,092,254
KeyCorp.	129,159	2,890,578
M&T Bank Corp.	14,726	2,496,057
People's United Financial, Inc.	93,729	1,873,643
Popular, Inc.	16,295	1,331,953
Prosperity Bancshares, Inc.	24,320	1,687,322
Regions Financial Corp.	112,126	2,495,925
Synovus Financial Corp.	19,941	977,109
Webster Financial Corp.	19,106	1,072,229
Zions Bancorp NA	26,874	1,761,859
		32,004,923
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	37,847	2,418,045
Carlisle Cos., Inc.	5,638	1,386,497
		3,804,542
CAPITAL MARKETS — 3.6%
Carlyle Group, Inc.	11,704	572,443
Cboe Global Markets, Inc.	29,546	3,380,653
Evercore, Inc. Class A	14,956	1,664,902
Franklin Resources, Inc.	91,421	2,552,474
Invesco, Ltd.	68,048	1,569,187
Janus Henderson Group PLC	63,241	2,214,700
Jefferies Financial Group, Inc.	62,000	2,036,700
Lazard, Ltd. Class A	37,697	1,300,547
Northern Trust Corp.	16,500	1,921,425
Raymond James Financial, Inc.	14,257	1,566,987
SEI Investments Co.	17,640	1,062,104
State Street Corp. (a)	34,568	3,011,564
T Rowe Price Group, Inc.	23,665	3,577,911
Security Description	Shares	Value
Virtu Financial, Inc. Class A	34,692	$1,291,236
		27,722,833
CHEMICALS — 5.0%
Celanese Corp.	26,351	3,764,767
CF Industries Holdings, Inc.	79,461	8,189,251
Chemours Co.	60,781	1,913,386
Dow, Inc.	134,864	8,593,534
Eastman Chemical Co.	32,456	3,637,019
FMC Corp.	16,628	2,187,746
Huntsman Corp.	78,326	2,938,008
LyondellBasell Industries NV Class A	30,513	3,137,347
NewMarket Corp.	2,474	802,516
RPM International, Inc.	19,966	1,626,031
Scotts Miracle-Gro Co.	6,033	741,818
Valvoline, Inc.	26,725	843,441
Westlake Chemical Corp.	3,703	456,950
		38,831,814
COMMUNICATIONS EQUIPMENT — 0.6%
Juniper Networks, Inc.	120,706	4,485,435
CONSTRUCTION & ENGINEERING — 0.3%
MDU Resources Group, Inc.	73,629	1,962,213
CONSUMER FINANCE — 0.8%
OneMain Holdings, Inc.	32,778	1,554,005
Synchrony Financial	142,491	4,960,112
		6,514,117
CONTAINERS & PACKAGING — 3.5%
Amcor PLC	571,881	6,479,412
Ardagh Group SA (b) (c)	6,370	129,470
Graphic Packaging Holding Co.	104,991	2,104,020
International Paper Co.	145,178	6,699,965
Packaging Corp. of America	33,822	5,279,952
Sealed Air Corp.	22,210	1,487,182
Silgan Holdings, Inc.	12,554	580,371
Sonoco Products Co.	37,332	2,335,490
Westrock Co.	37,082	1,743,966
		26,839,828
DISTRIBUTORS — 0.9%
Genuine Parts Co.	52,441	6,608,615
DIVERSIFIED CONSUMER SERVICES — 0.6%
ADT, Inc.	18,438	139,944
H&R Block, Inc.	50,614	1,317,989
Service Corp. International	43,876	2,887,918
		4,345,851
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Lumen Technologies, Inc. (c)	409,728	4,617,635
ELECTRIC UTILITIES — 6.0%
Alliant Energy Corp.	25,292	1,580,244
American Electric Power Co., Inc.	34,558	3,447,852
Avangrid, Inc.	9,550	446,367
Constellation Energy Corp.	25,639	1,442,194
Edison International	58,522	4,102,392

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Entergy Corp.	35,778	$4,177,082
Evergy, Inc.	52,353	3,577,804
Eversource Energy	26,857	2,368,519
Exelon Corp.	77,369	3,685,085
FirstEnergy Corp.	90,495	4,150,101
Hawaiian Electric Industries, Inc.	33,738	1,427,455
IDACORP, Inc.	13,786	1,590,353
NRG Energy, Inc.	90,080	3,455,469
OGE Energy Corp.	45,748	1,865,603
Pinnacle West Capital Corp.	33,251	2,596,903
PPL Corp.	161,397	4,609,498
Xcel Energy, Inc.	29,406	2,122,231
		46,645,152
ELECTRICAL EQUIPMENT — 0.6%
Hubbell, Inc.	15,041	2,764,085
nVent Electric PLC	44,557	1,549,692
		4,313,777
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Avnet, Inc.	36,883	1,497,081
National Instruments Corp.	48,936	1,986,312
		3,483,393
ENTERTAINMENT — 0.0% (d)
World Wrestling Entertainment, Inc. Class A	4,772	297,964
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 11.2%
Alexandria Real Estate Equities, Inc. REIT	10,207	2,054,159
American Campus Communities, Inc. REIT	17,971	1,005,837
AvalonBay Communities, Inc. REIT	12,900	3,203,973
Boston Properties, Inc. REIT	32,217	4,149,550
Brixmor Property Group, Inc. REIT	28,549	736,850
Camden Property Trust REIT	7,580	1,259,796
Cousins Properties, Inc. REIT	44,906	1,809,263
CubeSmart REIT	33,828	1,760,071
Douglas Emmett, Inc. REIT	19,372	647,412
Duke Realty Corp. REIT	26,342	1,529,417
Equity LifeStyle Properties, Inc. REIT	19,312	1,476,982
Equity Residential REIT	37,771	3,396,368
Essex Property Trust, Inc. REIT	8,660	2,991,857
Extra Space Storage, Inc. REIT	14,798	3,042,469
Federal Realty Investment Trust REIT	9,760	1,191,403
First Industrial Realty Trust, Inc. REIT	22,404	1,387,032
Gaming and Leisure Properties, Inc. REIT	43,755	2,053,422
Healthcare Trust of America, Inc. Class A REIT	31,265	979,845
Healthpeak Properties, Inc. REIT	66,150	2,270,930
Highwoods Properties, Inc. REIT	38,019	1,738,989
Security Description	Shares	Value
Hudson Pacific Properties, Inc. REIT	15,307	$424,769
Iron Mountain, Inc. REIT	77,228	4,279,203
Kilroy Realty Corp. REIT	16,243	1,241,290
Kimco Realty Corp. REIT	186,023	4,594,768
Lamar Advertising Co. Class A REIT	13,897	1,614,553
Life Storage, Inc. REIT	12,349	1,734,170
Medical Properties Trust, Inc. REIT	115,870	2,449,492
Mid-America Apartment Communities, Inc. REIT	8,088	1,694,032
National Retail Properties, Inc. REIT	39,997	1,797,465
Omega Healthcare Investors, Inc. REIT	51,077	1,591,559
Orion Office REIT, Inc.	4,545	63,630
Public Storage REIT	9,878	3,855,186
Rayonier, Inc. REIT	14,387	591,593
Realty Income Corp. REIT	45,879	3,179,415
Regency Centers Corp. REIT	11,948	852,370
Simon Property Group, Inc. REIT	22,077	2,904,450
SL Green Realty Corp. REIT	26,106	2,119,285
Spirit Realty Capital, Inc. REIT	13,667	628,955
STORE Capital Corp. REIT	41,088	1,201,002
UDR, Inc. REIT	17,757	1,018,719
Ventas, Inc. REIT	38,574	2,382,330
VICI Properties, Inc. REIT	152,378	4,336,678
WP Carey, Inc. REIT	39,328	3,179,276
		86,419,815
FOOD & STAPLES RETAILING — 1.8%
Kroger Co.	236,865	13,588,945
FOOD PRODUCTS — 7.0%
Campbell Soup Co.	72,265	3,220,851
Conagra Brands, Inc.	173,906	5,838,024
Flowers Foods, Inc.	69,277	1,781,112
General Mills, Inc.	147,576	9,993,847
Hershey Co.	22,591	4,893,888
Hormel Foods Corp.	58,513	3,015,760
Ingredion, Inc.	25,052	2,183,282
J.M. Smucker Co.	39,471	5,344,768
Kellogg Co.	93,450	6,026,591
Kraft Heinz Co.	67,965	2,677,141
Tyson Foods, Inc. Class A	99,240	8,894,881
		53,870,145
GAS UTILITIES — 0.8%
Atmos Energy Corp.	18,266	2,182,604
National Fuel Gas Co.	25,301	1,738,179
UGI Corp.	51,850	1,878,007
		5,798,790
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Cardinal Health, Inc.	107,835	6,114,244
Encompass Health Corp.	22,153	1,575,300
Premier, Inc. Class A	44,951	1,599,806

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Quest Diagnostics, Inc.	48,379	$6,621,150
		15,910,500
HOTELS, RESTAURANTS & LEISURE — 0.1%
Wendy's Co.	17,988	395,196
HOUSEHOLD DURABLES — 1.7%
Garmin, Ltd.	23,247	2,757,327
Leggett & Platt, Inc.	49,483	1,722,008
Newell Brands, Inc.	140,945	3,017,632
PulteGroup, Inc.	36,104	1,512,758
Whirlpool Corp.	22,327	3,857,659
		12,867,384
HOUSEHOLD PRODUCTS — 2.1%
Clorox Co.	45,097	6,269,836
Kimberly-Clark Corp.	69,928	8,612,332
Reynolds Consumer Products, Inc.	5,796	170,055
Spectrum Brands Holdings, Inc.	15,451	1,370,813
		16,423,036
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp.	94,067	2,420,344
Vistra Corp.	178,242	4,144,126
		6,564,470
INSURANCE — 10.7%
Aflac, Inc.	84,813	5,461,109
Allstate Corp.	38,369	5,314,490
American Financial Group, Inc.	9,242	1,345,820
Assurant, Inc.	9,627	1,750,477
Assured Guaranty, Ltd.	25,252	1,607,542
Axis Capital Holdings, Ltd.	14,802	895,077
Cincinnati Financial Corp.	34,105	4,636,916
CNA Financial Corp.	7,774	377,972
Erie Indemnity Co. Class A	8,466	1,491,117
Everest Re Group, Ltd.	12,307	3,709,084
Fidelity National Financial, Inc.	102,793	5,020,410
First American Financial Corp.	39,429	2,555,788
Hanover Insurance Group, Inc.	13,303	1,989,065
Hartford Financial Services Group, Inc.	65,012	4,668,512
Kemper Corp.	20,242	1,144,483
Lincoln National Corp.	29,981	1,959,558
Mercury General Corp.	10,027	551,485
Old Republic International Corp.	103,669	2,681,917
Primerica, Inc.	3,945	539,755
Principal Financial Group, Inc.	59,409	4,361,215
Progressive Corp.	147,653	16,830,965
Prudential Financial, Inc.	34,584	4,086,791
Reinsurance Group of America, Inc.	16,002	1,751,579
RenaissanceRe Holdings, Ltd.	4,557	722,330
Travelers Cos., Inc.	26,893	4,914,158
Unum Group	75,942	2,392,932
		82,760,547
IT SERVICES — 3.1%
Amdocs, Ltd.	48,144	3,957,918
Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	13,817	$2,151,445
Cognizant Technology Solutions Corp. Class A	76,476	6,857,603
Jack Henry & Associates, Inc.	9,628	1,897,197
Paychex, Inc.	49,020	6,689,760
Western Union Co.	151,168	2,832,888
		24,386,811
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	17,179	1,389,609
Hasbro, Inc.	14,681	1,202,668
Polaris, Inc.	21,448	2,258,903
		4,851,180
MACHINERY — 2.2%
Allison Transmission Holdings, Inc.	33,750	1,325,025
Crane Co.	11,159	1,208,297
Cummins, Inc.	21,555	4,421,146
Donaldson Co., Inc.	25,670	1,333,043
Flowserve Corp.	36,596	1,313,796
Lincoln Electric Holdings, Inc.	13,331	1,837,145
Pentair PLC	21,490	1,164,973
Snap-on, Inc.	18,069	3,712,818
Timken Co.	13,254	804,518
		17,120,761
MEDIA — 2.8%
Fox Corp. Class A	46,223	1,823,497
Fox Corp. Class B	23,075	837,161
Interpublic Group of Cos., Inc.	145,804	5,168,752
Nexstar Media Group, Inc. Class A	15,297	2,883,179
Omnicom Group, Inc.	79,087	6,712,904
Paramount Global Class A	2,968	119,937
Paramount Global Class B (c)	118,911	4,496,025
		22,041,455
METALS & MINING — 2.2%
Newmont Corp.	74,342	5,906,472
Nucor Corp.	31,025	4,611,866
Reliance Steel & Aluminum Co.	21,564	3,953,759
Steel Dynamics, Inc.	31,439	2,622,956
		17,095,053
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
AGNC Investment Corp. REIT	85,699	1,122,657
Starwood Property Trust, Inc. REIT	93,113	2,250,541
		3,373,198
MULTI-UTILITIES — 3.4%
Ameren Corp.	24,825	2,327,592
CenterPoint Energy, Inc.	45,156	1,383,580
CMS Energy Corp.	30,799	2,154,082
Consolidated Edison, Inc.	42,204	3,995,875
DTE Energy Co.	27,919	3,691,171
NiSource, Inc.	75,841	2,411,744
Public Service Enterprise Group, Inc.	58,484	4,093,880

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sempra Energy	24,350	$4,093,722
WEC Energy Group, Inc.	25,745	2,569,608
		26,721,254
OIL, GAS & CONSUMABLE FUELS — 4.2%
Antero Midstream Corp.	124,164	1,349,663
Coterra Energy, Inc.	145,813	3,932,577
DTE Midstream LLC (b)	13,789	748,191
HF Sinclair Corp. (b)	19,300	769,105
Kinder Morgan, Inc.	308,260	5,829,196
ONEOK, Inc.	126,498	8,934,554
Targa Resources Corp.	25,693	1,939,051
Williams Cos., Inc.	275,715	9,211,638
		32,713,975
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	20,109	1,249,171
Sylvamo Corp. (b)	12,987	432,208
		1,681,379
PHARMACEUTICALS — 0.2%
Perrigo Co. PLC	49,382	1,897,750
PROFESSIONAL SERVICES — 1.3%
Booz Allen Hamilton Holding Corp.	32,401	2,846,104
ManpowerGroup, Inc.	20,255	1,902,350
Robert Half International, Inc.	31,847	3,636,290
Science Applications International Corp.	21,584	1,989,397
		10,374,141
ROAD & RAIL — 0.3%
Ryder System, Inc.	19,483	1,545,586
Schneider National, Inc. Class B	18,850	480,675
		2,026,261
SOFTWARE — 0.7%
Citrix Systems, Inc.	31,331	3,161,298
NortonLifeLock, Inc.	98,274	2,606,226
		5,767,524
SPECIALTY RETAIL — 2.2%
Best Buy Co., Inc.	81,931	7,447,528
Dick's Sporting Goods, Inc. (c)	23,290	2,329,466
Foot Locker, Inc.	14,303	424,227
Penske Automotive Group, Inc.	9,078	850,790
Tractor Supply Co.	10,890	2,541,399
Williams-Sonoma, Inc.	24,072	3,490,440
		17,083,850
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.1%
Hewlett Packard Enterprise Co.	401,348	6,706,525
HP, Inc.	463,735	16,833,580
NetApp, Inc.	82,585	6,854,555
Xerox Holdings Corp.	56,898	1,147,633
		31,542,293
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Hanesbrands, Inc.	128,592	$1,914,735
THRIFTS & MORTGAGE FINANCE — 0.5%
MGIC Investment Corp.	124,944	1,692,991
New York Community Bancorp, Inc.	161,265	1,728,761
TFS Financial Corp.	5,501	91,317
		3,513,069
TOBACCO — 1.2%
Altria Group, Inc.	180,552	9,433,842
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Air Lease Corp.	23,496	1,049,097
Fastenal Co.	88,678	5,267,473
MSC Industrial Direct Co., Inc. Class A	16,663	1,419,854
W.W. Grainger, Inc.	5,318	2,742,971
Watsco, Inc.	12,098	3,685,535
		14,164,930
TOTAL COMMON STOCKS (Cost $669,172,081)		772,362,252
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e) (f)	1,508,794	1,508,643
State Street Navigator Securities Lending Portfolio II (a) (g)	4,748,361	4,748,361
TOTAL SHORT-TERM INVESTMENTS (Cost $6,256,939)		6,257,004
TOTAL INVESTMENTS — 100.5% (Cost $675,429,020)		778,619,256
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(3,501,785)
NET ASSETS — 100.0%		$775,117,471
(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	10	06/17/2022	$2,101,402	$2,265,375	$163,973

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$769,516,148	$2,846,104	$—	$772,362,252
Short-Term Investments	6,257,004	—	—	6,257,004
TOTAL INVESTMENTS	$775,773,152	$2,846,104	$—	$778,619,256
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	163,973	—	—	163,973
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	31,020	$2,552,326	$612,759	$265,458	$4,057	$107,880	34,568	$3,011,564	$57,197
State Street Institutional Liquid Reserves Fund, Premier Class	1,526,114	1,526,572	25,288,757	25,305,740	(948)	2	1,508,794	1,508,643	801
State Street Navigator Securities Lending Portfolio II	—	—	28,357,988	23,609,627	—	—	4,748,361	4,748,361	1,361
Total		$4,078,898	$54,259,504	$49,180,825	$3,109	$107,882		$9,268,568	$59,359
See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	65	$3,148
Aerojet Rocketdyne Holdings, Inc. (a)	25	984
AeroVironment, Inc. (a)	21	1,977
Axon Enterprise, Inc. (a)	22	3,030
Boeing Co. (a)	184	35,236
Curtiss-Wright Corp.	91	13,664
General Dynamics Corp.	694	167,379
Hexcel Corp.	102	6,066
Howmet Aerospace, Inc.	640	23,002
Huntington Ingalls Industries, Inc.	58	11,567
Kaman Corp.	3	130
L3Harris Technologies, Inc.	327	81,250
Lockheed Martin Corp.	245	108,143
Mercury Systems, Inc. (a)	6	387
Moog, Inc. Class A	41	3,600
Northrop Grumman Corp.	373	166,813
Raytheon Technologies Corp.	3,155	312,566
Textron, Inc.	905	67,314
TransDigm Group, Inc. (a)	52	33,880
Triumph Group, Inc. (a)	330	8,342
Woodward, Inc.	21	2,623
		1,051,101
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	66	5,701
C.H. Robinson Worldwide, Inc.	216	23,265
Expeditors International of Washington, Inc.	583	60,142
FedEx Corp.	190	43,964
Forward Air Corp.	110	10,756
GXO Logistics, Inc. (a)	404	28,822
Hub Group, Inc. Class A (a)	106	8,184
United Parcel Service, Inc. Class B	2,022	433,638
		614,472
AIRLINES — 0.0% (b)
Alaska Air Group, Inc. (a)	70	4,061
Allegiant Travel Co. (a)	5	812
American Airlines Group, Inc. (a) (c)	359	6,552
Delta Air Lines, Inc. (a)	213	8,428
Hawaiian Holdings, Inc. (a)	6	118
JetBlue Airways Corp. (a)	106	1,585
SkyWest, Inc. (a)	17	490
Southwest Airlines Co. (a)	197	9,023
United Airlines Holdings, Inc. (a)	251	11,636
		42,705
AUTO COMPONENTS — 0.2%
Adient PLC (a)	324	13,209
American Axle & Manufacturing Holdings, Inc. (a)	63	489
Aptiv PLC (a)	390	46,687
Security Description	Shares	Value
BorgWarner, Inc.	231	$8,986
Cooper-Standard Holdings, Inc. (a)	2	18
Dana, Inc.	254	4,463
Dorman Products, Inc. (a)	9	855
Fox Factory Holding Corp. (a)	117	11,460
Gentex Corp.	167	4,871
Gentherm, Inc. (a)	113	8,253
Goodyear Tire & Rubber Co. (a)	1,216	17,377
LCI Industries	48	4,983
Lear Corp.	86	12,263
Patrick Industries, Inc.	27	1,628
Standard Motor Products, Inc.	35	1,510
Visteon Corp. (a)	9	982
		138,034
AUTOMOBILES — 2.5%
Ford Motor Co.	16,984	287,200
General Motors Co. (a)	1,450	63,423
Harley-Davidson, Inc.	51	2,009
Tesla, Inc. (a)	1,760	1,896,576
Thor Industries, Inc. (c)	6	472
Winnebago Industries, Inc.	40	2,161
		2,251,841
BANKS — 4.6%
Ameris Bancorp	110	4,827
Associated Banc-Corp.	281	6,396
Banc of California, Inc.	66	1,278
BancFirst Corp.	39	3,245
Bancorp, Inc. (a)	164	4,646
Bank of America Corp.	25,959	1,070,030
Bank of Hawaii Corp.	46	3,860
Bank OZK	201	8,583
BankUnited, Inc.	107	4,704
Banner Corp.	116	6,789
Berkshire Hills Bancorp, Inc.	210	6,084
Brookline Bancorp, Inc.	221	3,496
Cadence Bank	203	5,940
Cathay General Bancorp	125	5,594
Central Pacific Financial Corp.	96	2,678
Citigroup, Inc.	1,101	58,793
Citizens Financial Group, Inc.	993	45,013
City Holding Co.	23	1,810
Columbia Banking System, Inc.	9	290
Comerica, Inc.	509	46,029
Commerce Bancshares, Inc.	86	6,157
Community Bank System, Inc.	62	4,349
Cullen/Frost Bankers, Inc.	157	21,730
Customers Bancorp, Inc. (a)	156	8,134
CVB Financial Corp.	135	3,133
Dime Community Bancshares, Inc.	89	3,077
Eagle Bancorp, Inc.	113	6,442
East West Bancorp, Inc.	299	23,627
FB Financial Corp.	65	2,887
Fifth Third Bancorp	2,503	107,729
First BanCorp (d)	690	9,053
First BanCorp (d)	88	3,676

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
First Commonwealth Financial Corp.	263	$3,987
First Financial Bancorp	260	5,993
First Financial Bankshares, Inc.	327	14,427
First Hawaiian, Inc.	183	5,104
First Horizon Corp.	780	18,322
First Interstate BancSystem, Inc. Class A	185	6,802
First Republic Bank	497	80,564
FNB Corp.	564	7,022
Fulton Financial Corp.	340	5,651
Glacier Bancorp, Inc.	156	7,844
Hancock Whitney Corp.	299	15,593
Hanmi Financial Corp.	129	3,175
Heritage Financial Corp.	40	1,002
Hilltop Holdings, Inc.	104	3,058
Home BancShares, Inc.	184	4,158
HomeStreet, Inc.	35	1,658
Hope Bancorp, Inc.	249	4,004
Huntington Bancshares, Inc.	2,086	30,497
Independent Bank Corp.	37	3,022
Independent Bank Group, Inc.	60	4,270
International Bancshares Corp.	53	2,237
Investors Bancorp, Inc.	574	8,570
JPMorgan Chase & Co.	4,239	577,860
KeyCorp.	2,582	57,785
Lakeland Financial Corp.	81	5,913
M&T Bank Corp.	157	26,611
Meta Financial Group, Inc.	116	6,371
National Bank Holdings Corp. Class A	71	2,860
NBT Bancorp, Inc.	75	2,710
OFG Bancorp	181	4,822
Old National Bancorp	229	3,751
Pacific Premier Bancorp, Inc.	136	4,808
PacWest Bancorp	429	18,503
Park National Corp.	30	3,941
People's United Financial, Inc.	997	19,930
Pinnacle Financial Partners, Inc.	211	19,429
PNC Financial Services Group, Inc.	1,162	214,331
Preferred Bank	67	4,964
Prosperity Bancshares, Inc.	72	4,995
Regions Financial Corp.	2,009	44,720
Renasant Corp.	20	669
S&T Bancorp, Inc.	89	2,633
Seacoast Banking Corp. of Florida	107	3,747
ServisFirst Bancshares, Inc.	216	20,583
Signature Bank	262	76,894
Simmons First National Corp. Class A	162	4,248
Southside Bancshares, Inc.	107	4,369
SVB Financial Group (a)	215	120,282
Synovus Financial Corp.	307	15,043
Texas Capital Bancshares, Inc. (a)	32	1,834
Tompkins Financial Corp.	20	1,565
Triumph Bancorp, Inc. (a)	101	9,496
Security Description	Shares	Value
Truist Financial Corp.	2,221	$125,931
Trustmark Corp.	120	3,647
UMB Financial Corp.	148	14,380
Umpqua Holdings Corp.	601	11,335
United Bankshares, Inc.	142	4,953
United Community Banks, Inc.	151	5,255
US Bancorp	3,144	167,104
Valley National Bancorp	1,129	14,700
Veritex Holdings, Inc.	191	7,290
Webster Financial Corp.	259	14,535
Wells Fargo & Co.	15,911	771,047
Westamerica BanCorp	18	1,089
Wintrust Financial Corp.	209	19,422
Zions Bancorp NA	538	35,271
		4,208,665
BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a)	1	388
Brown-Forman Corp. Class B	101	6,769
Celsius Holdings, Inc. (a) (c)	106	5,849
Coca-Cola Co.	6,469	401,078
Coca-Cola Consolidated, Inc.	23	11,428
Constellation Brands, Inc. Class A	200	46,064
MGP Ingredients, Inc. (c)	43	3,680
Molson Coors Beverage Co. Class B	21	1,121
Monster Beverage Corp. (a)	292	23,331
National Beverage Corp.	3	131
PepsiCo, Inc.	2,608	436,527
		936,366
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	4,487	727,388
Amgen, Inc.	187	45,220
Anika Therapeutics, Inc. (a)	5	126
Arrowhead Pharmaceuticals, Inc. (a)	12	552
Avid Bioservices, Inc. (a)	266	5,418
Biogen, Inc. (a)	16	3,370
Coherus Biosciences, Inc. (a)	7	90
Cytokinetics, Inc. (a)	362	13,325
Eagle Pharmaceuticals, Inc. (a)	20	990
Emergent BioSolutions, Inc. (a)	5	205
Enanta Pharmaceuticals, Inc. (a)	40	2,847
Exelixis, Inc. (a)	44	998
Gilead Sciences, Inc.	1,252	74,431
Halozyme Therapeutics, Inc. (a)	16	638
Incyte Corp. (a)	25	1,986
Ligand Pharmaceuticals, Inc. (a)	2	225
Moderna, Inc. (a)	1,213	208,951
Myriad Genetics, Inc. (a)	88	2,218
Organogenesis Holdings, Inc. (a)	7	53
Regeneron Pharmaceuticals, Inc. (a)	176	122,922
REGENXBIO, Inc. (a)	4	133
United Therapeutics Corp. (a)	95	17,044
Vanda Pharmaceuticals, Inc. (a)	43	486

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Vericel Corp. (a)	16	$612
Vertex Pharmaceuticals, Inc. (a)	85	22,182
Xencor, Inc. (a)	6	160
		1,252,570
BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	517	33,031
AAON, Inc.	18	1,003
Allegion PLC	129	14,162
American Woodmark Corp. (a)	2	98
Apogee Enterprises, Inc.	70	3,322
Builders FirstSource, Inc. (a)	848	54,730
Carlisle Cos., Inc.	226	55,578
Carrier Global Corp.	2,403	110,226
Fortune Brands Home & Security, Inc.	196	14,559
Griffon Corp.	42	841
Insteel Industries, Inc.	124	4,587
Johnson Controls International PLC	2,877	188,645
Lennox International, Inc.	41	10,572
Masco Corp.	460	23,460
Owens Corning	123	11,255
PGT Innovations, Inc. (a)	51	917
Quanex Building Products Corp.	53	1,112
Resideo Technologies, Inc. (a)	75	1,787
Simpson Manufacturing Co., Inc.	149	16,247
Trane Technologies PLC	646	98,644
Trex Co., Inc. (a)	402	26,263
UFP Industries, Inc.	253	19,521
		690,560
CAPITAL MARKETS — 3.8%
Affiliated Managers Group, Inc.	140	19,733
Ameriprise Financial, Inc.	410	123,148
B Riley Financial, Inc.	69	4,827
Bank of New York Mellon Corp.	2,538	125,961
BlackRock, Inc.	301	230,015
Blucora, Inc. (a)	63	1,232
Brightsphere Investment Group, Inc.	153	3,710
Cboe Global Markets, Inc.	319	36,500
Charles Schwab Corp.	6,171	520,277
CME Group, Inc.	598	142,240
Donnelley Financial Solutions, Inc. (a)	126	4,191
Evercore, Inc. Class A	65	7,236
FactSet Research Systems, Inc.	155	67,293
Federated Hermes, Inc.	300	10,218
Franklin Resources, Inc.	592	16,529
Goldman Sachs Group, Inc.	941	310,624
Interactive Brokers Group, Inc. Class A	165	10,875
Intercontinental Exchange, Inc.	777	102,657
Invesco, Ltd.	341	7,863
Janus Henderson Group PLC	473	16,564
Jefferies Financial Group, Inc.	806	26,477
MarketAxess Holdings, Inc.	4	1,361
Security Description	Shares	Value
Moody's Corp.	556	$187,600
Morgan Stanley	4,863	425,026
MSCI, Inc.	297	149,355
Nasdaq, Inc.	429	76,448
Northern Trust Corp.	530	61,718
Piper Sandler Cos.	73	9,581
Raymond James Financial, Inc.	637	70,013
S&P Global, Inc.	1,215	498,369
SEI Investments Co.	112	6,744
State Street Corp. (e)	933	81,283
Stifel Financial Corp.	266	18,061
StoneX Group, Inc. (a)	18	1,336
T Rowe Price Group, Inc.	424	64,105
Virtus Investment Partners, Inc.	26	6,240
WisdomTree Investments, Inc. (c)	42	247
		3,445,657
CHEMICALS — 1.7%
AdvanSix, Inc.	152	7,766
Air Products & Chemicals, Inc.	270	67,476
Albemarle Corp.	350	77,403
American Vanguard Corp.	41	833
Ashland Global Holdings, Inc.	101	9,939
Avient Corp.	332	15,936
Balchem Corp.	116	15,857
Cabot Corp.	119	8,141
Celanese Corp.	292	41,718
CF Industries Holdings, Inc.	928	95,640
Chemours Co.	343	10,798
Corteva, Inc.	890	51,157
Dow, Inc.	738	47,025
DuPont de Nemours, Inc.	172	12,656
Eastman Chemical Co.	222	24,877
Ecolab, Inc.	248	43,787
Ferro Corp. (a)	354	7,696
FMC Corp.	17	2,237
HB Fuller Co.	178	11,760
Ingevity Corp. (a)	31	1,986
Innospec, Inc.	14	1,296
International Flavors & Fragrances, Inc.	648	85,102
Koppers Holdings, Inc.	3	83
Linde PLC (a)	1,422	454,229
Livent Corp. (a)	335	8,733
LyondellBasell Industries NV Class A	204	20,975
Minerals Technologies, Inc.	53	3,506
Mosaic Co.	1,274	84,721
NewMarket Corp.	3	973
Olin Corp.	621	32,466
PPG Industries, Inc.	395	51,773
Quaker Chemical Corp.	6	1,037
Rayonier Advanced Materials, Inc. (a)	5	33
RPM International, Inc.	187	15,229
Scotts Miracle-Gro Co.	13	1,599
Sensient Technologies Corp.	132	11,081

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sherwin-Williams Co.	883	$220,414
Stepan Co.	2	198
Tredegar Corp.	89	1,067
Trinseo PLC	46	2,204
Valvoline, Inc.	704	22,218
		1,573,625
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	52	2,394
Brady Corp. Class A	94	4,349
Brink's Co.	16	1,088
Cintas Corp.	244	103,795
Clean Harbors, Inc. (a)	83	9,266
Copart, Inc. (a)	592	74,278
CoreCivic, Inc. REIT (a)	153	1,709
Deluxe Corp.	14	423
Harsco Corp. (a)	26	318
Healthcare Services Group, Inc.	93	1,727
HNI Corp.	39	1,445
IAA, Inc. (a)	18	689
Interface, Inc.	306	4,152
KAR Auction Services, Inc. (a)	75	1,354
Matthews International Corp. Class A	46	1,489
MillerKnoll, Inc.	124	4,286
MSA Safety, Inc.	12	1,592
Pitney Bowes, Inc.	18	94
Republic Services, Inc.	766	101,495
Rollins, Inc.	29	1,017
Stericycle, Inc. (a)	10	589
Tetra Tech, Inc.	150	24,741
UniFirst Corp.	12	2,211
US Ecology, Inc. (a)	3	144
Viad Corp. (a)	30	1,069
Waste Management, Inc.	1,324	209,854
		555,568
COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	113	2,085
Arista Networks, Inc. (a)	971	134,949
CalAmp Corp. (a)	3	22
Ciena Corp. (a)	464	28,132
Cisco Systems, Inc.	12,568	700,792
Comtech Telecommunications Corp.	20	314
Digi International, Inc. (a)	72	1,549
Extreme Networks, Inc. (a)	680	8,303
F5, Inc. (a)	87	18,179
Harmonic, Inc. (a)	501	4,654
Juniper Networks, Inc.	1,103	40,987
Lumentum Holdings, Inc. (a)	8	781
Motorola Solutions, Inc.	693	167,845
NetScout Systems, Inc. (a)	74	2,374
Plantronics, Inc. (a)	5	197
Viasat, Inc. (a)	24	1,171
Viavi Solutions, Inc. (a)	237	3,811
		1,116,145
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	516	$39,634
Arcosa, Inc.	29	1,660
Comfort Systems USA, Inc.	140	12,462
Dycom Industries, Inc. (a)	20	1,905
EMCOR Group, Inc.	160	18,021
Fluor Corp. (a)	444	12,738
Granite Construction, Inc.	97	3,182
MasTec, Inc. (a)	70	6,097
MDU Resources Group, Inc.	217	5,783
MYR Group, Inc. (a)	83	7,805
NV5 Global, Inc. (a)	46	6,132
Quanta Services, Inc.	585	76,992
Valmont Industries, Inc.	40	9,544
		201,955
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	136	17,457
Martin Marietta Materials, Inc.	228	87,755
Vulcan Materials Co.	368	67,602
		172,814
CONSUMER FINANCE — 0.7%
American Express Co.	1,702	318,274
Capital One Financial Corp.	1,145	150,327
Discover Financial Services	797	87,821
Encore Capital Group, Inc. (a)	91	5,708
Enova International, Inc. (a)	185	7,025
FirstCash Holdings, Inc.	67	4,713
Green Dot Corp. Class A (a)	6	165
LendingTree, Inc. (a)	5	598
Navient Corp.	697	11,877
PRA Group, Inc. (a)	150	6,762
Prog Holdings, Inc. (a)	13	374
SLM Corp.	813	14,927
Synchrony Financial	1,442	50,196
World Acceptance Corp. (a) (c)	26	4,988
		663,755
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	1,507	17,074
AptarGroup, Inc.	7	823
Avery Dennison Corp.	248	43,145
Ball Corp.	252	22,680
Greif, Inc. Class A	68	4,424
International Paper Co.	129	5,953
Myers Industries, Inc.	12	259
O-I Glass, Inc. (a)	52	685
Packaging Corp. of America	53	8,274
Sealed Air Corp.	608	40,712
Silgan Holdings, Inc.	96	4,438
Sonoco Products Co.	17	1,064
Westrock Co.	207	9,735
		159,266
DISTRIBUTORS — 0.2%
Genuine Parts Co.	521	65,656
LKQ Corp.	1,053	47,817

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Pool Corp.	156	$65,965
		179,438
DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Adtalem Global Education, Inc. (a)	6	178
Graham Holdings Co. Class B	3	1,835
Grand Canyon Education, Inc. (a)	5	486
H&R Block, Inc.	487	12,682
Perdoceo Education Corp. (a)	90	1,033
Service Corp. International	399	26,262
Strategic Education, Inc.	3	199
WW International, Inc. (a)	6	61
		42,736
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	3,842	1,355,880
Voya Financial, Inc.	135	8,957
		1,364,837
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AT&T, Inc.	792	18,715
ATN International, Inc.	2	80
Cogent Communications Holdings, Inc.	102	6,768
Consolidated Communications Holdings, Inc. (a)	92	543
Iridium Communications, Inc. (a)	15	605
Lumen Technologies, Inc.	716	8,069
Verizon Communications, Inc.	1,378	70,195
		104,975
ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	41	2,746
Alliant Energy Corp.	417	26,054
American Electric Power Co., Inc.	503	50,184
Constellation Energy Corp.	976	54,900
Duke Energy Corp.	939	104,849
Edison International	548	38,415
Entergy Corp.	290	33,857
Evergy, Inc.	483	33,008
Eversource Energy	191	16,844
Exelon Corp.	2,930	139,556
FirstEnergy Corp.	1,510	69,249
Hawaiian Electric Industries, Inc.	167	7,066
IDACORP, Inc.	81	9,344
NextEra Energy, Inc.	2,394	202,796
NRG Energy, Inc.	136	5,217
OGE Energy Corp.	378	15,415
Pinnacle West Capital Corp.	17	1,328
PNM Resources, Inc.	9	429
PPL Corp.	750	21,420
Southern Co.	1,528	110,795
Xcel Energy, Inc.	418	30,167
		973,639
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	151	28,584
Security Description	Shares	Value
AMETEK, Inc.	435	$57,933
AZZ, Inc.	30	1,447
Eaton Corp. PLC	1,354	205,483
Emerson Electric Co.	730	71,576
Encore Wire Corp.	79	9,012
EnerSys	17	1,268
Generac Holdings, Inc. (a)	175	52,021
Hubbell, Inc.	139	25,544
nVent Electric PLC	691	24,033
Regal Rexnord Corp.	203	30,202
Rockwell Automation, Inc.	322	90,170
Sunrun, Inc. (a)	25	759
Vicor Corp. (a)	93	6,561
		604,593
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	4	344
Amphenol Corp. Class A	1,659	125,006
Arrow Electronics, Inc. (a)	178	21,116
Avnet, Inc.	121	4,911
Badger Meter, Inc.	51	5,085
Belden, Inc.	125	6,925
Benchmark Electronics, Inc.	53	1,327
CDW Corp.	502	89,803
Cognex Corp.	20	1,543
Coherent, Inc. (a)	52	14,215
Corning, Inc.	426	15,724
CTS Corp.	28	990
ePlus, Inc. (a)	26	1,458
Fabrinet (a)	127	13,352
FARO Technologies, Inc. (a)	13	675
II-VI, Inc. (a) (c)	12	870
Insight Enterprises, Inc. (a)	97	10,410
IPG Photonics Corp. (a)	4	439
Itron, Inc. (a)	28	1,475
Jabil, Inc.	588	36,297
Keysight Technologies, Inc. (a)	552	87,199
Knowles Corp. (a)	87	1,873
Littelfuse, Inc.	46	11,473
Methode Electronics, Inc.	102	4,412
National Instruments Corp.	102	4,140
OSI Systems, Inc. (a)	23	1,958
Plexus Corp. (a)	48	3,927
Rogers Corp. (a)	81	22,008
Sanmina Corp. (a)	136	5,497
ScanSource, Inc. (a)	97	3,375
TD SYNNEX Corp.	114	11,766
TE Connectivity, Ltd.	833	109,106
Teledyne Technologies, Inc. (a)	67	31,666
Trimble, Inc. (a)	529	38,162
TTM Technologies, Inc. (a)	159	2,356
Vishay Intertechnology, Inc.	44	862
Vontier Corp.	19	482

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	196	$81,085
		773,312
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	15	138
Baker Hughes Co.	1,261	45,913
Bristow Group, Inc. (a)	7	260
ChampionX Corp. (a)	426	10,428
Core Laboratories NV	5	158
DMC Global, Inc. (a)	6	183
Dril-Quip, Inc. (a)	4	149
Halliburton Co.	1,688	63,925
Helix Energy Solutions Group, Inc. (a)	382	1,826
Helmerich & Payne, Inc.	36	1,540
Nabors Industries, Ltd. (a)	14	2,138
Nov, Inc.	303	5,942
Oceaneering International, Inc. (a)	233	3,532
Oil States International, Inc. (a)	6	42
Patterson-UTI Energy, Inc.	597	9,242
ProPetro Holding Corp. (a)	88	1,226
Schlumberger NV	3,579	147,848
US Silica Holdings, Inc. (a)	74	1,381
		295,871
ENTERTAINMENT — 0.3%
Activision Blizzard, Inc.	86	6,890
Cinemark Holdings, Inc. (a)	12	207
Electronic Arts, Inc.	31	3,922
Live Nation Entertainment, Inc. (a)	584	68,702
Marcus Corp. (a)	29	513
Netflix, Inc. (a)	442	165,569
Take-Two Interactive Software, Inc. (a)	16	2,460
Walt Disney Co. (a)	202	27,706
World Wrestling Entertainment, Inc. Class A	5	312
		276,281
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.0%
Acadia Realty Trust REIT	365	7,910
Agree Realty Corp. REIT (c)	49	3,252
Alexander & Baldwin, Inc. REIT (a)	292	6,771
Alexandria Real Estate Equities, Inc. REIT	360	72,450
American Assets Trust, Inc. REIT	146	5,532
American Campus Communities, Inc. REIT	368	20,597
American Tower Corp. REIT	859	215,798
Apartment Income REIT Corp.	504	26,944
Armada Hoffler Properties, Inc. REIT	57	832
AvalonBay Communities, Inc. REIT	545	135,362
Boston Properties, Inc. REIT	268	34,518
Brandywine Realty Trust REIT	216	3,054
Brixmor Property Group, Inc. REIT	1,087	28,055
Camden Property Trust REIT	441	73,294
Security Description	Shares	Value
CareTrust REIT, Inc.	134	$2,586
Centerspace REIT	51	5,004
Chatham Lodging Trust REIT (a)	129	1,779
Community Healthcare Trust, Inc. REIT	8	338
Corporate Office Properties Trust REIT	101	2,883
Cousins Properties, Inc. REIT	280	11,281
Crown Castle International Corp. REIT	1,007	185,892
DiamondRock Hospitality Co. REIT (a)	257	2,596
Digital Realty Trust, Inc. REIT	472	66,930
Diversified Healthcare Trust REIT	63	202
Douglas Emmett, Inc. REIT	224	7,486
Duke Realty Corp. REIT	1,563	90,748
Easterly Government Properties, Inc. REIT	30	634
EastGroup Properties, Inc. REIT	167	33,948
EPR Properties REIT	108	5,909
Equinix, Inc. REIT	110	81,578
Equity Residential REIT	1,174	105,566
Essential Properties Realty Trust, Inc. REIT	363	9,184
Essex Property Trust, Inc. REIT	224	77,388
Extra Space Storage, Inc. REIT	579	119,042
Federal Realty Investment Trust REIT	272	33,203
First Industrial Realty Trust, Inc. REIT	535	33,122
Four Corners Property Trust, Inc. REIT	65	1,758
Franklin Street Properties Corp. REIT	348	2,053
GEO Group, Inc. REIT (a) (c)	153	1,011
Getty Realty Corp. REIT	42	1,202
Global Net Lease, Inc. REIT	124	1,951
Healthcare Realty Trust, Inc. REIT	173	4,754
Healthpeak Properties, Inc. REIT	868	29,798
Highwoods Properties, Inc. REIT	130	5,946
Host Hotels & Resorts, Inc. REIT	1,188	23,083
Hudson Pacific Properties, Inc. REIT	118	3,275
Independence Realty Trust, Inc. REIT	952	25,171
Industrial Logistics Properties Trust REIT	94	2,131
Innovative Industrial Properties, Inc. REIT	72	14,789
Iron Mountain, Inc. REIT	1,189	65,883
iStar, Inc. REIT (c)	357	8,357
JBG SMITH Properties REIT	38	1,110
Kilroy Realty Corp. REIT	128	9,782
Kimco Realty Corp. REIT	2,257	55,748
Kite Realty Group Trust REIT	607	13,821
Lamar Advertising Co. Class A REIT	318	36,945

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Life Storage, Inc. REIT	355	$49,853
LXP Industrial Trust REIT	1,095	17,192
Macerich Co. REIT	213	3,331
Medical Properties Trust, Inc. REIT	675	14,270
Mid-America Apartment Communities, Inc. REIT	498	104,306
National Retail Properties, Inc. REIT	292	13,122
National Storage Affiliates Trust REIT	336	21,087
NexPoint Residential Trust, Inc. REIT	80	7,225
Office Properties Income Trust REIT	116	2,985
Omega Healthcare Investors, Inc. REIT	26	810
Park Hotels & Resorts, Inc. REIT	236	4,609
Pebblebrook Hotel Trust REIT	189	4,627
Physicians Realty Trust REIT	178	3,122
PotlatchDeltic Corp. REIT	123	6,486
Prologis, Inc. REIT	3,035	490,092
PS Business Parks, Inc. REIT	64	10,757
Public Storage REIT	626	244,315
Rayonier, Inc. REIT	334	13,734
Realty Income Corp. REIT	1,067	73,943
Regency Centers Corp. REIT	633	45,158
Retail Opportunity Investments Corp. REIT	337	6,534
Rexford Industrial Realty, Inc. REIT	622	46,395
RPT Realty REIT	290	3,993
Sabra Health Care REIT, Inc.	25	372
Safehold, Inc. REIT (c)	4	222
Saul Centers, Inc. REIT	69	3,636
SBA Communications Corp. REIT	326	112,177
Service Properties Trust REIT	18	159
Simon Property Group, Inc. REIT	1,422	187,078
SITE Centers Corp. REIT	617	10,310
SL Green Realty Corp. REIT (c)	65	5,277
Spirit Realty Capital, Inc. REIT	260	11,965
STORE Capital Corp. REIT	245	7,161
Summit Hotel Properties, Inc. REIT (a)	196	1,952
Tanger Factory Outlet Centers, Inc. REIT	239	4,108
UDR, Inc. REIT	1,129	64,771
Uniti Group, Inc. REIT	396	5,449
Universal Health Realty Income Trust REIT	23	1,343
Urban Edge Properties REIT	384	7,334
Urstadt Biddle Properties, Inc. Class A REIT	198	3,724
Ventas, Inc. REIT	399	24,642
Veris Residential, Inc. REIT (a)	239	4,156
Vornado Realty Trust REIT	123	5,574
Washington Real Estate Investment Trust	167	4,259
Welltower, Inc. REIT	1,304	125,367
Security Description	Shares	Value
Weyerhaeuser Co. REIT	1,792	$67,917
Xenia Hotels & Resorts, Inc. REIT (a)	165	3,183
		3,670,318
FOOD & STAPLES RETAILING — 1.5%
Andersons, Inc.	68	3,418
BJ's Wholesale Club Holdings, Inc. (a)	465	31,439
Casey's General Stores, Inc.	21	4,161
Chefs' Warehouse, Inc. (a)	101	3,293
Costco Wholesale Corp.	1,816	1,045,743
Grocery Outlet Holding Corp. (a) (c)	60	1,967
Kroger Co.	1,577	90,472
Performance Food Group Co. (a)	51	2,596
PriceSmart, Inc.	21	1,656
SpartanNash Co.	4	132
Sprouts Farmers Market, Inc. (a)	138	4,413
Sysco Corp.	398	32,497
United Natural Foods, Inc. (a)	277	11,454
Walmart, Inc.	789	117,498
Walgreens Boots Alliance, Inc.	558	24,982
		1,375,721
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	1,552	140,084
B&G Foods, Inc.	7	189
Calavo Growers, Inc.	6	219
Cal-Maine Foods, Inc.	4	221
Campbell Soup Co.	27	1,203
Conagra Brands, Inc.	67	2,249
Darling Ingredients, Inc. (a)	126	10,128
Flowers Foods, Inc.	136	3,497
Fresh Del Monte Produce, Inc.	33	855
General Mills, Inc.	739	50,045
Hain Celestial Group, Inc. (a)	31	1,066
Hershey Co.	371	80,370
Hormel Foods Corp.	156	8,040
Ingredion, Inc.	119	10,371
J & J Snack Foods Corp.	14	2,171
J.M. Smucker Co.	132	17,874
John B Sanfilippo & Son, Inc.	11	918
Kellogg Co.	255	16,445
Kraft Heinz Co.	551	21,704
Lamb Weston Holdings, Inc.	19	1,138
Lancaster Colony Corp.	6	895
McCormick & Co., Inc.	194	19,361
Mondelez International, Inc. Class A	2,012	126,313
Pilgrim's Pride Corp. (a)	146	3,665
Post Holdings, Inc. (a)	71	4,917
Sanderson Farms, Inc.	54	10,125
Seneca Foods Corp. Class A (a)	16	825
Simply Good Foods Co. (a)	253	9,601
Tootsie Roll Industries, Inc. (c)	7	252
TreeHouse Foods, Inc. (a)	6	194

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tyson Foods, Inc. Class A	818	$73,317
		618,252
GAS UTILITIES — 0.1%
Atmos Energy Corp.	162	19,357
Chesapeake Utilities Corp.	24	3,306
National Fuel Gas Co.	374	25,694
New Jersey Resources Corp.	133	6,099
Northwest Natural Holding Co.	27	1,397
ONE Gas, Inc.	6	530
South Jersey Industries, Inc.	51	1,762
Southwest Gas Holdings, Inc.	45	3,523
Spire, Inc.	49	3,516
UGI Corp.	441	15,973
		81,157
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	1,766	209,024
ABIOMED, Inc. (a)	15	4,969
Align Technology, Inc. (a)	106	46,216
AngioDynamics, Inc. (a)	111	2,391
Artivion, Inc. (a)	4	85
Avanos Medical, Inc. (a)	5	167
Baxter International, Inc.	500	38,770
Becton Dickinson & Co.	96	25,536
BioLife Solutions, Inc. (a)	10	227
Boston Scientific Corp. (a)	1,739	77,020
Cardiovascular Systems, Inc. (a)	4	90
CONMED Corp.	41	6,091
Cooper Cos., Inc.	49	20,462
Cutera, Inc. (a)	96	6,624
DENTSPLY SIRONA, Inc.	121	5,956
DexCom, Inc. (a)	269	137,620
Edwards Lifesciences Corp. (a)	2,286	269,108
Envista Holdings Corp. (a)	269	13,103
Glaukos Corp. (a)	5	289
Globus Medical, Inc. Class A (a)	96	7,083
Haemonetics Corp. (a)	5	316
Heska Corp. (a)	8	1,106
Hologic, Inc. (a)	83	6,376
ICU Medical, Inc. (a)	30	6,679
IDEXX Laboratories, Inc. (a)	216	118,165
Inogen, Inc. (a)	2	65
Integer Holdings Corp. (a)	40	3,223
Integra LifeSciences Holdings Corp. (a)	24	1,542
Intuitive Surgical, Inc. (a)	1,069	322,496
Lantheus Holdings, Inc. (a)	268	14,823
LeMaitre Vascular, Inc.	11	511
LivaNova PLC (a)	148	12,111
Masimo Corp. (a)	58	8,441
Medtronic PLC	149	16,532
Meridian Bioscience, Inc. (a)	39	1,012
Merit Medical Systems, Inc. (a)	75	4,989
Natus Medical, Inc. (a)	3	79
Neogen Corp. (a)	83	2,560
NuVasive, Inc. (a)	17	964
Security Description	Shares	Value
OraSure Technologies, Inc. (a)	8	$54
Orthofix Medical, Inc. (a)	28	916
Penumbra, Inc. (a)	27	5,997
Quidel Corp. (a)	4	450
ResMed, Inc.	275	66,690
STAAR Surgical Co. (a)	5	400
STERIS PLC	189	45,695
Stryker Corp.	484	129,397
Tactile Systems Technology, Inc. (a)	2	40
Tandem Diabetes Care, Inc. (a)	261	30,352
Teleflex, Inc.	5	1,774
Varex Imaging Corp. (a)	193	4,109
Zimmer Biomet Holdings, Inc.	23	2,942
Zimvie, Inc. (a)	2	46
		1,681,683
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Acadia Healthcare Co., Inc. (a)	110	7,208
Addus HomeCare Corp. (a)	2	187
Amedisys, Inc. (a)	4	689
AmerisourceBergen Corp.	244	37,749
AMN Healthcare Services, Inc. (a)	194	20,240
Anthem, Inc.	942	462,729
Apollo Medical Holdings, Inc. (a)	163	7,901
Cardinal Health, Inc.	121	6,861
Centene Corp. (a)	1,489	125,359
Chemed Corp.	2	1,013
Cigna Corp.	257	61,580
Community Health Systems, Inc. (a)	450	5,342
CorVel Corp. (a)	43	7,243
Covetrus, Inc. (a)	11	185
Cross Country Healthcare, Inc. (a)	153	3,316
CVS Health Corp.	4,212	426,297
DaVita, Inc. (a)	22	2,488
Encompass Health Corp.	11	782
Ensign Group, Inc.	41	3,690
Fulgent Genetics, Inc. (a)	2	125
Hanger, Inc. (a)	91	1,668
HCA Healthcare, Inc.	930	233,077
HealthEquity, Inc. (a)	9	607
Henry Schein, Inc. (a)	157	13,689
Humana, Inc.	185	80,506
Joint Corp. (a)	71	2,513
Laboratory Corp. of America Holdings (a)	237	62,487
LHC Group, Inc. (a)	15	2,529
McKesson Corp.	448	137,146
MEDNAX, Inc. (a)	29	681
ModivCare, Inc. (a)	9	1,039
Molina Healthcare, Inc. (a)	199	66,384
Option Care Health, Inc. (a)	465	13,280
Owens & Minor, Inc.	180	7,924
Patterson Cos., Inc.	10	324
Pennant Group, Inc. (a)	3	56
Progyny, Inc. (a)	54	2,776

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Quest Diagnostics, Inc.	313	$42,837
R1 RCM, Inc. (a)	44	1,177
RadNet, Inc. (a)	261	5,839
Select Medical Holdings Corp.	106	2,543
Tenet Healthcare Corp. (a)	440	37,822
Tivity Health, Inc. (a)	54	1,737
UnitedHealth Group, Inc.	3,225	1,644,653
Universal Health Services, Inc. Class B	34	4,928
US Physical Therapy, Inc.	1	99
		3,549,305
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	137	3,085
Cerner Corp.	359	33,588
Computer Programs & Systems, Inc. (a)	35	1,206
NextGen Healthcare, Inc. (a)	6	126
Omnicell, Inc. (a)	161	20,848
Simulations Plus, Inc.	2	102
Tabula Rasa HealthCare, Inc. (a)	28	161
		59,116
HOTELS, RESTAURANTS & LEISURE — 1.7%
BJ's Restaurants, Inc. (a)	3	85
Bloomin' Brands, Inc. (c)	27	592
Booking Holdings, Inc. (a)	59	138,559
Boyd Gaming Corp.	246	16,182
Brinker International, Inc. (a)	41	1,565
Caesars Entertainment, Inc. (a)	451	34,889
Carnival Corp. (a)	625	12,638
Cheesecake Factory, Inc. (a)	5	199
Chipotle Mexican Grill, Inc. (a)	34	53,789
Choice Hotels International, Inc.	94	13,325
Churchill Downs, Inc.	57	12,642
Chuy's Holdings, Inc. (a)	2	54
Cracker Barrel Old Country Store, Inc.	8	950
Darden Restaurants, Inc.	274	36,428
Dave & Buster's Entertainment, Inc. (a)	39	1,915
Dine Brands Global, Inc.	13	1,013
Domino's Pizza, Inc.	133	54,132
Expedia Group, Inc. (a)	437	85,508
Hilton Worldwide Holdings, Inc. (a)	1,015	154,016
Las Vegas Sands Corp. (a)	43	1,671
Marriott International, Inc. Class A (a)	759	133,394
Marriott Vacations Worldwide Corp.	118	18,609
McDonald's Corp.	1,575	389,466
MGM Resorts International	1,376	57,709
Monarch Casino & Resort, Inc. (a)	36	3,140
Norwegian Cruise Line Holdings, Ltd. (a) (c)	41	897
Papa John's International, Inc.	68	7,159
Penn National Gaming, Inc. (a)	18	764
Security Description	Shares	Value
Royal Caribbean Cruises, Ltd. (a)	274	$22,956
Ruth's Hospitality Group, Inc.	67	1,533
Scientific Games Corp. Class A (a)	396	23,265
Shake Shack, Inc. Class A (a)	4	272
Six Flags Entertainment Corp. (a)	112	4,872
Starbucks Corp.	1,655	150,555
Texas Roadhouse, Inc.	85	7,117
Travel + Leisure Co.	144	8,343
Wendy's Co.	24	527
Wingstop, Inc.	30	3,521
Wyndham Hotels & Resorts, Inc.	341	28,879
Wynn Resorts, Ltd. (a)	12	957
Yum! Brands, Inc.	813	96,365
		1,580,452
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	20	4,817
Century Communities, Inc.	152	8,143
D.R. Horton, Inc.	904	67,357
Ethan Allen Interiors, Inc.	78	2,033
Garmin, Ltd.	185	21,943
Helen of Troy, Ltd. (a)	14	2,742
Installed Building Products, Inc.	26	2,197
iRobot Corp. (a)	3	190
KB Home	67	2,170
La-Z-Boy, Inc.	5	132
Leggett & Platt, Inc.	84	2,923
Lennar Corp. Class A	725	58,848
LGI Homes, Inc. (a)	51	4,982
M/I Homes, Inc. (a)	63	2,794
MDC Holdings, Inc.	102	3,860
Meritage Homes Corp. (a)	128	10,141
Mohawk Industries, Inc. (a)	91	11,302
Newell Brands, Inc.	42	899
NVR, Inc. (a)	7	31,271
PulteGroup, Inc.	534	22,375
Taylor Morrison Home Corp. (a)	286	7,785
Tempur Sealy International, Inc.	833	23,257
Toll Brothers, Inc.	278	13,072
TopBuild Corp. (a)	80	14,511
Tri Pointe Homes, Inc. (a)	207	4,157
Tupperware Brands Corp. (a)	5	97
Universal Electronics, Inc. (a)	5	156
Whirlpool Corp.	98	16,932
		341,086
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. Class A (a)	57	2,324
Church & Dwight Co., Inc.	352	34,982
Clorox Co.	19	2,642
Colgate-Palmolive Co.	655	49,669
Energizer Holdings, Inc.	7	215
Kimberly-Clark Corp.	261	32,145
Procter & Gamble Co.	3,979	607,991
WD-40 Co.	1	183
		730,151

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	222	$5,712
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	320	47,642
General Electric Co.	853	78,050
Honeywell International, Inc.	535	104,100
Roper Technologies, Inc.	176	83,112
		312,904
INSURANCE — 2.5%
Aflac, Inc.	1,283	82,612
Alleghany Corp. (a)	14	11,858
Allstate Corp.	223	30,888
American Equity Investment Life Holding Co.	92	3,672
American Financial Group, Inc.	286	41,647
American International Group, Inc.	3,040	190,821
AMERISAFE, Inc.	6	298
Aon PLC Class A	737	239,989
Arthur J Gallagher & Co.	702	122,569
Assurant, Inc.	63	11,455
Assured Guaranty, Ltd.	176	11,204
Brighthouse Financial, Inc. (a)	219	11,314
Brown & Brown, Inc.	962	69,524
Chubb, Ltd.	1,004	214,756
Cincinnati Financial Corp.	416	56,559
CNO Financial Group, Inc.	180	4,516
eHealth, Inc. (a)	63	782
Employers Holdings, Inc.	42	1,723
Everest Re Group, Ltd.	74	22,302
First American Financial Corp.	400	25,928
Genworth Financial, Inc. Class A (a)	379	1,433
Globe Life, Inc.	60	6,036
Hanover Insurance Group, Inc.	43	6,429
Hartford Financial Services Group, Inc.	1,171	84,090
HCI Group, Inc.	47	3,204
Horace Mann Educators Corp.	14	586
James River Group Holdings, Ltd.	53	1,311
Kemper Corp.	7	396
Kinsale Capital Group, Inc.	36	8,209
Lincoln National Corp.	622	40,654
Loews Corp.	334	21,650
Marsh & McLennan Cos., Inc.	1,960	334,023
Mercury General Corp.	15	825
MetLife, Inc.	1,631	114,627
Old Republic International Corp.	982	25,404
Palomar Holdings, Inc. (a)	17	1,088
Primerica, Inc.	43	5,883
Principal Financial Group, Inc.	848	62,252
ProAssurance Corp.	219	5,887
Progressive Corp.	714	81,389
Prudential Financial, Inc.	1,132	133,768
Reinsurance Group of America, Inc.	37	4,050
Security Description	Shares	Value
RenaissanceRe Holdings, Ltd.	44	$6,974
RLI Corp.	63	6,970
Safety Insurance Group, Inc.	24	2,180
Selective Insurance Group, Inc.	100	8,936
Stewart Information Services Corp.	97	5,879
Travelers Cos., Inc.	300	54,819
Trupanion, Inc. (a)	22	1,961
United Fire Group, Inc.	36	1,119
Universal Insurance Holdings, Inc.	70	944
Unum Group	159	5,010
Willis Towers Watson PLC	152	35,905
WR Berkley Corp.	534	35,559
		2,263,867
INTERACTIVE MEDIA & SERVICES — 7.9%
Alphabet, Inc. Class A (a)	1,165	3,240,273
Alphabet, Inc. Class C (a)	1,076	3,005,257
Match Group, Inc. (a)	31	3,371
Meta Platforms, Inc. Class A (a)	4,344	965,932
QuinStreet, Inc. (a)	6	70
TripAdvisor, Inc. (a)	11	298
Twitter, Inc. (a)	89	3,443
Yelp, Inc. (a)	53	1,808
Ziff Davis, Inc. (a)	70	6,775
		7,227,227
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	241	785,648
eBay, Inc.	764	43,747
Etsy, Inc. (a)	98	12,179
Liquidity Services, Inc. (a)	27	462
PetMed Express, Inc. (c)	2	52
Shutterstock, Inc.	97	9,029
		851,117
IT SERVICES — 2.9%
Accenture PLC Class A	2,580	870,053
Akamai Technologies, Inc. (a)	98	11,700
Alliance Data Systems Corp.	72	4,043
Automatic Data Processing, Inc.	1,449	329,705
Broadridge Financial Solutions, Inc.	246	38,305
Cognizant Technology Solutions Corp. Class A	524	46,987
Concentrix Corp.	176	29,315
CSG Systems International, Inc.	29	1,844
DXC Technology Co. (a)	252	8,223
EPAM Systems, Inc. (a)	245	72,669
EVERTEC, Inc.	175	7,163
ExlService Holdings, Inc. (a)	130	18,625
Fidelity National Information Services, Inc.	59	5,925
Fiserv, Inc. (a)	198	20,077
FleetCor Technologies, Inc. (a)	9	2,242
Gartner, Inc. (a)	356	105,896
Genpact, Ltd.	500	21,755
Global Payments, Inc.	38	5,200

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
International Business Machines Corp.	1,293	$168,116
Jack Henry & Associates, Inc.	65	12,808
Kyndryl Holdings, Inc. (a)	20	262
LiveRamp Holdings, Inc. (a)	27	1,010
Mastercard, Inc. Class A	860	307,347
MAXIMUS, Inc.	48	3,598
Paychex, Inc.	1,246	170,042
PayPal Holdings, Inc. (a)	130	15,034
Perficient, Inc. (a)	143	15,743
Sabre Corp. (a)	36	411
TTEC Holdings, Inc.	22	1,815
Unisys Corp. (a)	7	151
VeriSign, Inc. (a)	182	40,488
Visa, Inc. Class A	1,652	366,364
Western Union Co.	45	843
WEX, Inc. (a)	5	892
		2,704,651
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	94	7,604
Callaway Golf Co. (a) (c)	39	913
Hasbro, Inc.	82	6,718
Mattel, Inc. (a)	428	9,506
Polaris, Inc.	19	2,001
Sturm Ruger & Co., Inc.	26	1,810
Vista Outdoor, Inc. (a)	222	7,923
YETI Holdings, Inc. (a)	146	8,757
		45,232
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	638	84,427
Azenta, Inc.	190	15,747
Bio-Rad Laboratories, Inc. Class A (a)	45	25,345
Bio-Techne Corp.	153	66,255
Bruker Corp.	304	19,547
Charles River Laboratories International, Inc. (a)	151	42,880
Danaher Corp.	1,764	517,434
Illumina, Inc. (a)	17	5,940
IQVIA Holdings, Inc. (a)	742	171,558
Medpace Holdings, Inc. (a)	127	20,776
Mettler-Toledo International, Inc. (a)	69	94,750
NeoGenomics, Inc. (a)	14	170
PerkinElmer, Inc.	316	55,129
Repligen Corp. (a)	108	20,314
Syneos Health, Inc. (a)	265	21,452
Thermo Fisher Scientific, Inc.	743	438,853
Waters Corp. (a)	169	52,456
West Pharmaceutical Services, Inc.	271	111,302
		1,764,335
MACHINERY — 1.2%
AGCO Corp.	48	7,009
Alamo Group, Inc.	5	719
Albany International Corp. Class A	72	6,071
Security Description	Shares	Value
Astec Industries, Inc.	7	$301
Barnes Group, Inc.	41	1,648
Caterpillar, Inc.	540	120,323
Chart Industries, Inc. (a)	75	12,883
CIRCOR International, Inc. (a)	7	186
Colfax Corp. (a)	194	7,719
Crane Co.	127	13,752
Cummins, Inc.	53	10,871
Deere & Co.	344	142,918
Donaldson Co., Inc.	41	2,129
Dover Corp.	559	87,707
Enerpac Tool Group Corp.	52	1,138
EnPro Industries, Inc.	88	8,600
ESCO Technologies, Inc.	3	210
Federal Signal Corp.	147	4,961
Flowserve Corp.	14	503
Fortive Corp.	314	19,132
Franklin Electric Co., Inc.	104	8,636
Graco, Inc.	150	10,458
Greenbrier Cos., Inc.	78	4,018
Hillenbrand, Inc.	155	6,846
IDEX Corp.	106	20,323
Illinois Tool Works, Inc.	475	99,465
Ingersoll Rand, Inc.	1,376	69,282
ITT, Inc.	218	16,396
John Bean Technologies Corp.	67	7,937
Kennametal, Inc.	73	2,089
Lincoln Electric Holdings, Inc.	96	13,230
Lindsay Corp.	8	1,256
Meritor, Inc. (a)	29	1,032
Middleby Corp. (a)	167	27,378
Mueller Industries, Inc.	214	11,592
Nordson Corp.	162	36,787
Oshkosh Corp.	99	9,964
Otis Worldwide Corp.	1,084	83,414
PACCAR, Inc.	115	10,128
Parker-Hannifin Corp.	186	52,779
Pentair PLC	386	20,925
Proto Labs, Inc. (a)	26	1,375
Snap-on, Inc.	77	15,822
SPX Corp. (a)	73	3,607
SPX FLOW, Inc.	172	14,830
Standex International Corp.	31	3,098
Stanley Black & Decker, Inc.	127	17,753
Tennant Co.	24	1,891
Terex Corp.	100	3,566
Timken Co.	8	486
Toro Co.	59	5,044
Trinity Industries, Inc.	103	3,539
Wabash National Corp.	40	594
Watts Water Technologies, Inc. Class A	102	14,238
Westinghouse Air Brake Technologies Corp.	269	25,870
Xylem, Inc.	300	25,578
		1,100,006

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MARINE — 0.0% (b)
Kirby Corp. (a)	84	$6,064
Matson, Inc.	134	16,163
		22,227
MEDIA — 0.3%
AMC Networks, Inc. Class A (a)	3	122
Cable One, Inc.	1	1,464
Charter Communications, Inc. Class A (a)	66	36,004
Comcast Corp. Class A	1,517	71,026
Discovery, Inc. Class A (a)	19	474
Discovery, Inc. Class C (a)	34	849
DISH Network Corp. Class A (a)	194	6,140
EW Scripps Co. Class A (a)	62	1,289
Fox Corp. Class A	391	15,425
Fox Corp. Class B	177	6,422
Gannett Co., Inc. (a)	174	785
Interpublic Group of Cos., Inc.	1,529	54,203
John Wiley & Sons, Inc. Class A	72	3,818
Loyalty Ventures, Inc. (a)	2	33
New York Times Co. Class A	56	2,567
News Corp. Class A	480	10,632
News Corp. Class B	149	3,356
Omnicom Group, Inc.	307	26,058
Paramount Global Class B	67	2,533
Scholastic Corp.	130	5,236
TechTarget, Inc. (a)	61	4,958
TEGNA, Inc.	270	6,048
		259,442
METALS & MINING — 0.8%
Alcoa Corp.	810	72,924
Allegheny Technologies, Inc. (a)	14	376
Arconic Corp. (a)	252	6,456
Carpenter Technology Corp.	16	672
Century Aluminum Co. (a)	198	5,209
Cleveland-Cliffs, Inc. (a)	1,262	40,649
Commercial Metals Co.	457	19,020
Compass Minerals International, Inc.	31	1,947
Freeport-McMoRan, Inc.	5,376	267,402
Kaiser Aluminum Corp.	12	1,130
Materion Corp.	57	4,887
Newmont Corp.	619	49,180
Nucor Corp.	1,174	174,515
Reliance Steel & Aluminum Co.	152	27,869
Royal Gold, Inc.	7	989
Steel Dynamics, Inc.	816	68,079
SunCoke Energy, Inc.	30	267
TimkenSteel Corp. (a)	111	2,429
United States Steel Corp.	630	23,776
Warrior Met Coal, Inc.	78	2,895
Worthington Industries, Inc.	21	1,080
		771,751
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (b)
Apollo Commercial Real Estate Finance, Inc. REIT	219	$3,051
ARMOUR Residential REIT, Inc. (c)	70	588
Ellington Financial, Inc. REIT	79	1,402
Granite Point Mortgage Trust, Inc. REIT	137	1,524
Invesco Mortgage Capital, Inc. REIT (c)	644	1,468
New York Mortgage Trust, Inc. REIT	295	1,077
PennyMac Mortgage Investment Trust REIT	124	2,094
Ready Capital Corp. REIT	299	4,503
Redwood Trust, Inc. REIT	610	6,423
Two Harbors Investment Corp. REIT	191	1,056
		23,186
MULTI-UTILITIES — 0.5%
Ameren Corp.	429	40,223
Avista Corp.	63	2,844
Black Hills Corp.	95	7,317
CenterPoint Energy, Inc.	1,605	49,177
CMS Energy Corp.	354	24,759
Consolidated Edison, Inc.	589	55,767
Dominion Energy, Inc.	629	53,446
DTE Energy Co.	279	36,887
NiSource, Inc.	654	20,797
NorthWestern Corp. (c)	48	2,904
Public Service Enterprise Group, Inc.	729	51,030
Sempra Energy	248	41,694
WEC Energy Group, Inc.	245	24,453
		411,298
MULTILINE RETAIL — 0.4%
Big Lots, Inc.	4	138
Dollar General Corp.	336	74,804
Dollar Tree, Inc. (a)	624	99,934
Kohl's Corp.	150	9,069
Macy's, Inc.	1,340	32,642
Nordstrom, Inc.	12	325
Ollie's Bargain Outlet Holdings, Inc. (a)	6	258
Target Corp.	795	168,715
		385,885
OIL, GAS & CONSUMABLE FUELS — 5.0%
Antero Midstream Corp.	683	7,424
APA Corp.	1,572	64,971
Callon Petroleum Co. (a)	194	11,462
Chevron Corp.	5,745	935,458
Civitas Resources, Inc.	293	17,495
CNX Resources Corp. (a)	242	5,014
ConocoPhillips	5,620	562,000
CONSOL Energy, Inc. (a)	137	5,155

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Coterra Energy, Inc.	632	$17,045
Devon Energy Corp.	2,724	161,070
Diamondback Energy, Inc.	737	101,028
DTE Midstream LLC (a)	123	6,674
EOG Resources, Inc.	2,531	301,771
EQT Corp.	637	21,919
Equitrans Midstream Corp.	1,480	12,491
Exxon Mobil Corp.	12,619	1,042,203
Green Plains, Inc. (a) (c)	228	7,070
Hess Corp.	765	81,886
HF Sinclair Corp. (a)	182	7,253
Kinder Morgan, Inc.	2,380	45,006
Laredo Petroleum, Inc. (a)	80	6,331
Marathon Oil Corp.	3,368	84,571
Marathon Petroleum Corp.	2,114	180,747
Matador Resources Co.	477	25,272
Murphy Oil Corp.	596	24,072
Occidental Petroleum Corp.	2,658	150,815
ONEOK, Inc.	1,633	115,339
Par Pacific Holdings, Inc. (a)	111	1,445
PBF Energy, Inc. Class A (a)	347	8,456
PDC Energy, Inc.	421	30,598
Phillips 66	340	29,373
Pioneer Natural Resources Co.	831	207,775
Range Resources Corp. (a)	1,081	32,841
Ranger Oil Corp. Class A (a)	28	967
Renewable Energy Group, Inc. (a)	5	303
SM Energy Co.	524	20,410
Southwestern Energy Co. (a)	1,464	10,497
Targa Resources Corp.	991	74,791
Valero Energy Corp.	1,134	115,146
Williams Cos., Inc.	2,292	76,576
World Fuel Services Corp.	7	189
		4,610,909
PAPER & FOREST PRODUCTS — 0.0% (b)
Clearwater Paper Corp. (a)	5	140
Glatfelter Corp.	81	1,003
Louisiana-Pacific Corp.	381	23,668
Neenah, Inc.	5	198
Schweitzer-Mauduit International, Inc.	20	550
Sylvamo Corp. (a)	51	1,697
		27,256
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (a)	1,377	12,379
Edgewell Personal Care Co.	184	6,747
elf Beauty, Inc. (a)	196	5,063
Estee Lauder Cos., Inc. Class A	848	230,927
Inter Parfums, Inc.	67	5,899
Medifast, Inc.	7	1,196
Nu Skin Enterprises, Inc. Class A	5	239
USANA Health Sciences, Inc. (a)	8	636
		263,086
Security Description	Shares	Value
PHARMACEUTICALS — 2.8%
ANI Pharmaceuticals, Inc. (a)	66	$1,855
Bristol-Myers Squibb Co.	739	53,969
Catalent, Inc. (a)	133	14,750
Collegium Pharmaceutical, Inc. (a)	22	448
Corcept Therapeutics, Inc. (a)	11	248
Eli Lilly & Co.	1,850	529,784
Endo International PLC (a)	28	65
Innoviva, Inc. (a)	153	2,960
Jazz Pharmaceuticals PLC (a)	7	1,090
Johnson & Johnson	1,460	258,756
Merck & Co., Inc.	1,962	160,982
Nektar Therapeutics (a)	211	1,137
Organon & Co.	35	1,223
Pacira BioSciences, Inc. (a)	5	382
Perrigo Co. PLC	24	922
Pfizer, Inc.	22,933	1,187,241
Phibro Animal Health Corp. Class A	2	40
Prestige Consumer Healthcare, Inc. (a)	174	9,212
Supernus Pharmaceuticals, Inc. (a)	42	1,357
Viatris, Inc.	170	1,850
Zoetis, Inc.	1,837	346,440
		2,574,711
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	179	20,891
CACI International, Inc. Class A (a)	18	5,423
Equifax, Inc.	501	118,787
Exponent, Inc.	145	15,667
FTI Consulting, Inc. (a)	97	15,250
Heidrick & Struggles International, Inc.	58	2,296
Insperity, Inc.	115	11,548
Jacobs Engineering Group, Inc.	357	49,198
KBR, Inc.	576	31,524
Kelly Services, Inc. Class A	23	499
Korn Ferry	224	14,547
Leidos Holdings, Inc.	16	1,728
ManpowerGroup, Inc.	42	3,945
ManTech International Corp. Class A	21	1,810
Nielsen Holdings PLC	40	1,090
Resources Connection, Inc.	118	2,023
Robert Half International, Inc.	457	52,180
Science Applications International Corp.	6	553
TrueBlue, Inc. (a)	173	4,998
Verisk Analytics, Inc.	268	57,521
		411,478
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	1,448	132,521
Douglas Elliman, Inc.	7	51
Jones Lang LaSalle, Inc. (a)	218	52,202
Marcus & Millichap, Inc.	104	5,479
Realogy Holdings Corp. (a)	205	3,214

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
St. Joe Co.	58	$3,436
		196,903
ROAD & RAIL — 1.0%
ArcBest Corp.	111	8,935
Avis Budget Group, Inc. (a)	173	45,551
CSX Corp.	4,675	175,079
Heartland Express, Inc.	29	408
JB Hunt Transport Services, Inc.	289	58,028
Knight-Swift Transportation Holdings, Inc.	608	30,680
Landstar System, Inc.	71	10,709
Marten Transport, Ltd.	6	107
Norfolk Southern Corp.	398	113,517
Old Dominion Freight Line, Inc.	403	120,368
Ryder System, Inc.	137	10,868
Saia, Inc. (a)	104	25,357
Union Pacific Corp.	1,198	327,306
Werner Enterprises, Inc.	6	246
XPO Logistics, Inc. (a)	120	8,736
		935,895
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.3%
Advanced Micro Devices, Inc. (a)	6,682	730,610
Amkor Technology, Inc.	389	8,449
Analog Devices, Inc.	639	105,550
Applied Materials, Inc.	3,636	479,225
Axcelis Technologies, Inc. (a)	129	9,743
Broadcom, Inc.	1,416	891,627
CEVA, Inc. (a)	7	285
Cirrus Logic, Inc. (a)	28	2,374
CMC Materials, Inc.	60	11,124
Cohu, Inc. (a)	5	148
Diodes, Inc. (a)	165	14,353
Enphase Energy, Inc. (a)	45	9,080
First Solar, Inc. (a)	11	921
FormFactor, Inc. (a)	61	2,564
Ichor Holdings, Ltd. (a)	47	1,674
Intel Corp.	451	22,352
KLA Corp.	555	203,163
Kulicke & Soffa Industries, Inc. (c)	254	14,229
Lam Research Corp.	479	257,515
Lattice Semiconductor Corp. (a)	592	36,083
MaxLinear, Inc. (a)	315	18,380
Microchip Technology, Inc.	923	69,354
Micron Technology, Inc.	1,365	106,320
MKS Instruments, Inc.	43	6,450
Monolithic Power Systems, Inc.	120	58,282
NVIDIA Corp.	10,790	2,944,160
NXP Semiconductors NV	738	136,589
Onto Innovation, Inc. (a)	213	18,508
PDF Solutions, Inc. (a)	3	84
Photronics, Inc. (a)	276	4,684
Power Integrations, Inc.	74	6,858
Qorvo, Inc. (a)	12	1,489
QUALCOMM, Inc.	1,367	208,905
Security Description	Shares	Value
Rambus, Inc. (a)	399	$12,724
Semtech Corp. (a)	107	7,419
Silicon Laboratories, Inc. (a)	139	20,878
SiTime Corp. (a)	65	16,108
Skyworks Solutions, Inc.	18	2,399
SMART Global Holdings, Inc. (a)	164	4,236
SolarEdge Technologies, Inc. (a)	20	6,447
Synaptics, Inc. (a)	170	33,915
Teradyne, Inc.	488	57,696
Texas Instruments, Inc.	922	169,169
Ultra Clean Holdings, Inc. (a)	185	7,842
Universal Display Corp.	5	835
Veeco Instruments, Inc. (a)	185	5,030
Wolfspeed, Inc. (a)	90	10,247
		6,736,077
SOFTWARE — 10.6%
8x8, Inc. (a)	13	164
ACI Worldwide, Inc. (a)	44	1,386
Adobe, Inc. (a)	679	309,366
Agilysys, Inc. (a)	50	1,994
Alarm.com Holdings, Inc. (a)	5	332
ANSYS, Inc. (a)	84	26,683
Aspen Technology, Inc. (a)	43	7,111
Autodesk, Inc. (a)	73	15,648
Blackbaud, Inc. (a)	63	3,772
Bottomline Technologies DE, Inc. (a)	4	227
Cadence Design Systems, Inc. (a)	769	126,470
CDK Global, Inc.	16	779
Cerence, Inc. (a) (c)	4	144
Ceridian HCM Holding, Inc. (a)	106	7,246
Citrix Systems, Inc.	18	1,816
CommVault Systems, Inc. (a)	35	2,322
Consensus Cloud Solutions, Inc. (a)	88	5,291
Digital Turbine, Inc. (a)	49	2,147
Ebix, Inc.	2	66
Fair Isaac Corp. (a)	5	2,332
Fortinet, Inc. (a)	587	200,601
InterDigital, Inc.	28	1,786
Intuit, Inc.	1,219	586,144
LivePerson, Inc. (a)	62	1,514
Manhattan Associates, Inc. (a)	161	22,332
Microsoft Corp.	24,057	7,417,014
Mimecast, Ltd. (a)	255	20,288
NCR Corp. (a)	161	6,471
NortonLifeLock, Inc.	949	25,167
OneSpan, Inc. (a)	4	58
Oracle Corp.	4,708	389,493
Paycom Software, Inc. (a)	37	12,816
Paylocity Holding Corp. (a)	66	13,581
Progress Software Corp.	63	2,967
PTC, Inc. (a)	12	1,293
Qualys, Inc. (a)	17	2,421
SailPoint Technologies Holding, Inc. (a)	36	1,842

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
salesforce.com, Inc. (a)	760	$161,363
ServiceNow, Inc. (a)	243	135,324
SPS Commerce, Inc. (a)	108	14,170
Synopsys, Inc. (a)	458	152,638
Teradata Corp. (a)	421	20,751
Tyler Technologies, Inc. (a)	68	30,252
Vonage Holdings Corp. (a)	919	18,646
Xperi Holding Corp.	35	606
		9,754,834
SPECIALTY RETAIL — 2.8%
Abercrombie & Fitch Co. Class A (a)	203	6,494
Advance Auto Parts, Inc.	259	53,603
American Eagle Outfitters, Inc. (c)	153	2,570
America's Car-Mart, Inc. (a)	1	81
Asbury Automotive Group, Inc. (a)	23	3,685
AutoNation, Inc. (a)	164	16,331
AutoZone, Inc. (a)	89	181,968
Bath & Body Works, Inc.	1,144	54,683
Bed Bath & Beyond, Inc. (a) (c)	14	315
Best Buy Co., Inc.	72	6,545
Boot Barn Holdings, Inc. (a)	128	12,133
Buckle, Inc.	49	1,619
Caleres, Inc.	132	2,552
CarMax, Inc. (a)	126	12,157
Chico's FAS, Inc. (a)	665	3,192
Children's Place, Inc. (a)	11	542
Designer Brands, Inc. Class A (a)	185	2,499
Dick's Sporting Goods, Inc. (c)	281	28,106
Five Below, Inc. (a)	68	10,769
Foot Locker, Inc.	30	890
GameStop Corp. Class A (a) (c)	7	1,166
Gap, Inc.	24	338
Genesco, Inc. (a)	68	4,326
Group 1 Automotive, Inc.	48	8,056
Guess?, Inc.	22	481
Haverty Furniture Cos., Inc. (c)	51	1,398
Hibbett, Inc.	25	1,109
Home Depot, Inc.	3,813	1,141,345
Lithia Motors, Inc.	3	900
LL Flooring Holdings, Inc. (a)	3	42
Lowe's Cos., Inc.	2,460	497,387
MarineMax, Inc. (a)	92	3,704
Monro, Inc.	11	488
Murphy USA, Inc.	89	17,796
ODP Corp. (a)	5	229
O'Reilly Automotive, Inc. (a)	277	189,734
Rent-A-Center, Inc.	60	1,511
RH (a)	13	4,239
Ross Stores, Inc.	118	10,674
Sally Beauty Holdings, Inc. (a)	163	2,548
Shoe Carnival, Inc.	71	2,070
Signet Jewelers, Ltd.	230	16,721
Sleep Number Corp. (a)	3	152
Sonic Automotive, Inc. Class A	26	1,105
TJX Cos., Inc.	1,468	88,931
Security Description	Shares	Value
Tractor Supply Co.	467	$108,984
Ulta Beauty, Inc. (a)	187	74,467
Urban Outfitters, Inc. (a)	37	929
Victoria's Secret & Co. (a)	119	6,112
Williams-Sonoma, Inc.	157	22,765
Zumiez, Inc. (a)	32	1,223
		2,611,664
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.2%
3D Systems Corp. (a)	14	234
Apple, Inc.	36,029	6,291,024
Diebold Nixdorf, Inc. (a)	8	54
Hewlett Packard Enterprise Co.	2,757	46,069
HP, Inc.	4,194	152,242
NetApp, Inc.	620	51,460
Seagate Technology Holdings PLC	886	79,651
Western Digital Corp. (a)	311	15,441
Xerox Holdings Corp.	95	1,916
		6,638,091
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings, Ltd. (a)	551	28,316
Carter's, Inc.	49	4,507
Columbia Sportswear Co.	27	2,444
Crocs, Inc. (a)	255	19,482
Deckers Outdoor Corp. (a)	46	12,593
Fossil Group, Inc. (a)	53	511
G-III Apparel Group, Ltd. (a)	15	406
Hanesbrands, Inc.	219	3,261
Kontoor Brands, Inc. (c)	185	7,650
Movado Group, Inc.	71	2,772
NIKE, Inc. Class B	2,126	286,075
Oxford Industries, Inc.	51	4,615
PVH Corp.	102	7,814
Ralph Lauren Corp.	59	6,693
Skechers U.S.A., Inc. Class A (a)	224	9,130
Steven Madden, Ltd.	212	8,192
Tapestry, Inc.	458	17,015
Under Armour, Inc. Class A (a)	230	3,915
Under Armour, Inc. Class C (a)	262	4,077
VF Corp.	41	2,331
Wolverine World Wide, Inc.	71	1,602
		433,401
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	182	8,443
Capitol Federal Financial, Inc.	48	522
Essent Group, Ltd.	97	3,997
Flagstar Bancorp, Inc.	65	2,756
MGIC Investment Corp.	542	7,344
Mr Cooper Group, Inc. (a)	258	11,783
New York Community Bancorp, Inc.	671	7,193
NMI Holdings, Inc. Class A (a)	31	639
Northfield Bancorp, Inc.	102	1,465
Northwest Bancshares, Inc.	209	2,824
Provident Financial Services, Inc.	160	3,744

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TrustCo Bank Corp.	36	$1,150
Walker & Dunlop, Inc.	120	15,530
Washington Federal, Inc.	156	5,120
WSFS Financial Corp.	110	5,128
		77,638
TOBACCO — 0.4%
Altria Group, Inc.	2,649	138,410
Philip Morris International, Inc.	2,591	243,398
Universal Corp.	41	2,381
Vector Group, Ltd.	392	4,720
		388,909
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	139	14,270
Boise Cascade Co.	136	9,448
Fastenal Co.	1,723	102,346
GATX Corp.	35	4,317
GMS, Inc. (a)	219	10,900
MSC Industrial Direct Co., Inc. Class A	26	2,215
NOW, Inc. (a)	100	1,103
United Rentals, Inc. (a)	185	65,714
Univar Solutions, Inc. (a)	536	17,227
Veritiv Corp. (a)	67	8,950
W.W. Grainger, Inc.	130	67,053
Watsco, Inc.	77	23,457
		327,000
WATER UTILITIES — 0.1%
American States Water Co.	94	8,368
American Water Works Co., Inc.	222	36,748
California Water Service Group	135	8,003
Essential Utilities, Inc.	219	11,197
Middlesex Water Co.	68	7,151
		71,467
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (b)
Shenandoah Telecommunications Co.	92	2,169
Security Description	Shares	Value
Telephone & Data Systems, Inc.	67	$1,265
T-Mobile US, Inc. (a)	65	8,343
		11,777
TOTAL COMMON STOCKS (Cost $74,568,165)		91,597,958
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f) (g)	187,299	187,280
State Street Navigator Securities Lending Portfolio II (e) (h)	15,036	15,036
TOTAL SHORT-TERM INVESTMENTS (Cost $202,295)		202,316
TOTAL INVESTMENTS — 100.0% (Cost $74,770,460)		91,800,274
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		23,960
NET ASSETS — 100.0%		$91,824,234
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$91,597,958	$—	$—	$91,597,958
Short-Term Investments	202,316	—	—	202,316
TOTAL INVESTMENTS	$91,800,274	$—	$—	$91,800,274
See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	721	$59,324	$48,008	$28,115	$3,258	$(1,192)	933	$81,283	$1,575
State Street Institutional Liquid Reserves Fund, Premier Class	103,203	103,234	1,606,050	1,521,980	(45)	21	187,299	187,280	46
State Street Navigator Securities Lending Portfolio II	163,201	163,201	835,193	983,358	—	—	15,036	15,036	108
Total		$325,759	$2,489,251	$2,533,453	$3,213	$(1,171)		$283,599	$1,729
See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.7%
AAR Corp. (a)	396	$19,178
Aerojet Rocketdyne Holdings, Inc. (a)	392	15,425
AeroVironment, Inc. (a)	8	753
Axon Enterprise, Inc. (a)	36	4,958
Boeing Co. (a)	2,320	444,280
Curtiss-Wright Corp.	338	50,754
General Dynamics Corp.	3,067	739,699
Hexcel Corp.	586	34,849
Howmet Aerospace, Inc.	2,008	72,167
Huntington Ingalls Industries, Inc.	536	106,900
Kaman Corp.	206	8,957
L3Harris Technologies, Inc.	921	228,841
Lockheed Martin Corp.	2,289	1,010,365
Mercury Systems, Inc. (a)	197	12,697
Moog, Inc. Class A	397	34,857
National Presto Industries, Inc.	8	616
Northrop Grumman Corp.	1,390	621,636
Park Aerospace Corp.	197	2,571
Raytheon Technologies Corp.	11,669	1,156,048
Textron, Inc.	2,045	152,107
TransDigm Group, Inc. (a)	53	34,532
Triumph Group, Inc. (a)	704	17,797
Woodward, Inc.	229	28,604
		4,798,591
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	874	75,487
C.H. Robinson Worldwide, Inc.	1,266	136,361
Expeditors International of Washington, Inc.	756	77,989
FedEx Corp.	2,289	529,652
Forward Air Corp.	198	19,360
GXO Logistics, Inc. (a)	882	62,922
Hub Group, Inc. Class A (a)	557	43,006
United Parcel Service, Inc. Class B	5,463	1,171,595
		2,116,372
AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	1,118	64,855
Allegiant Travel Co. (a)	40	6,496
American Airlines Group, Inc. (a) (b)	8,391	153,136
Delta Air Lines, Inc. (a)	10,278	406,700
Hawaiian Holdings, Inc. (a)	1,669	32,879
JetBlue Airways Corp. (a)	4,167	62,297
SkyWest, Inc. (a)	1,496	43,160
Southwest Airlines Co. (a)	3,218	147,384
United Airlines Holdings, Inc. (a)	9,936	460,633
		1,377,540
AUTO COMPONENTS — 0.3%
Adient PLC (a)	2,878	117,336
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a)	3,618	$28,076
Aptiv PLC (a)	1,054	126,174
BorgWarner, Inc.	2,517	97,911
Dana, Inc.	2,227	39,128
Dorman Products, Inc. (a)	198	18,816
Fox Factory Holding Corp. (a)	142	13,909
Gentex Corp.	1,276	37,221
Gentherm, Inc. (a)	175	12,782
Goodyear Tire & Rubber Co. (a)	8,485	121,251
LCI Industries	202	20,970
Lear Corp.	944	134,605
Patrick Industries, Inc.	210	12,663
Standard Motor Products, Inc.	200	8,628
Visteon Corp. (a)	150	16,369
		805,839
AUTOMOBILES — 1.8%
Ford Motor Co.	121,364	2,052,265
General Motors Co. (a)	44,832	1,960,952
Harley-Davidson, Inc.	2,009	79,155
Tesla, Inc. (a)	916	987,081
Thor Industries, Inc. (b)	524	41,239
Winnebago Industries, Inc.	319	17,235
		5,137,927
BANKS — 7.2%
Ameris Bancorp	663	29,092
Associated Banc-Corp.	4,677	106,449
Banc of California, Inc.	706	13,668
BancFirst Corp.	323	26,877
Bank of America Corp.	113,411	4,674,801
Bank of Hawaii Corp.	377	31,638
Bank OZK	1,267	54,101
BankUnited, Inc.	1,452	63,830
Banner Corp.	498	29,148
Berkshire Hills Bancorp, Inc.	767	22,220
Brookline Bancorp, Inc.	869	13,748
Cadence Bank	2,547	74,525
Cathay General Bancorp	951	42,557
Central Pacific Financial Corp.	399	11,132
Citigroup, Inc.	31,519	1,683,115
Citizens Financial Group, Inc.	6,679	302,759
City Holding Co.	196	15,425
Columbia Banking System, Inc.	876	28,269
Comerica, Inc.	2,178	196,957
Commerce Bancshares, Inc.	827	59,205
Community Bank System, Inc.	392	27,499
Cullen/Frost Bankers, Inc.	569	78,755
Customers Bancorp, Inc. (a)	483	25,184
CVB Financial Corp.	1,308	30,359
Dime Community Bancshares, Inc.	368	12,722
Eagle Bancorp, Inc.	207	11,801
East West Bancorp, Inc.	1,064	84,077
FB Financial Corp.	236	10,483
Fifth Third Bancorp	7,438	320,132
First BanCorp	2,315	30,373

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
First BanCorp	325	$13,575
First Commonwealth Financial Corp.	870	13,189
First Financial Bancorp	1,066	24,571
First Financial Bankshares, Inc.	406	17,913
First Hawaiian, Inc.	1,685	46,995
First Horizon Corp.	4,703	110,473
First Republic Bank	731	118,495
FNB Corp.	5,485	68,288
Fulton Financial Corp.	2,349	39,040
Glacier Bancorp, Inc.	592	29,766
Hancock Whitney Corp.	1,119	58,356
Hanmi Financial Corp.	677	16,661
Heritage Financial Corp.	595	14,911
Hilltop Holdings, Inc.	1,047	30,782
Home BancShares, Inc.	1,670	37,742
HomeStreet, Inc.	208	9,855
Hope Bancorp, Inc.	2,513	40,409
Huntington Bancshares, Inc.	19,134	279,739
Independent Bank Corp.	396	32,349
Independent Bank Group, Inc.	348	24,764
International Bancshares Corp.	595	25,115
Investors Bancorp, Inc.	2,938	43,864
JPMorgan Chase & Co.	22,247	3,032,711
KeyCorp.	15,124	338,475
M&T Bank Corp.	1,742	295,269
Meta Financial Group, Inc.	595	32,677
National Bank Holdings Corp. Class A	349	14,058
NBT Bancorp, Inc.	404	14,597
OFG Bancorp	594	15,824
Old National Bancorp	4,147	67,928
Pacific Premier Bancorp, Inc.	721	25,487
PacWest Bancorp	1,822	78,583
Park National Corp.	163	21,415
People's United Financial, Inc.	5,824	116,422
Pinnacle Financial Partners, Inc.	554	51,012
PNC Financial Services Group, Inc.	4,492	828,549
Preferred Bank	164	12,151
Prosperity Bancshares, Inc.	882	61,193
Regions Financial Corp.	15,045	334,902
Renasant Corp.	569	19,033
S&T Bancorp, Inc.	207	6,123
Seacoast Banking Corp. of Florida	405	14,183
ServisFirst Bancshares, Inc.	207	19,725
Signature Bank	324	95,091
Simmons First National Corp. Class A	1,462	38,334
Southside Bancshares, Inc.	207	8,452
SVB Financial Group (a)	210	117,484
Synovus Financial Corp.	1,324	64,876
Texas Capital Bancshares, Inc. (a)	1,499	85,908
Tompkins Financial Corp.	163	12,758
Triumph Bancorp, Inc. (a)	145	13,633
Truist Financial Corp.	12,353	700,415
Trustmark Corp.	683	20,756
Security Description	Shares	Value
UMB Financial Corp.	415	$40,321
Umpqua Holdings Corp.	2,903	54,751
United Bankshares, Inc.	1,221	42,588
United Community Banks, Inc.	881	30,659
US Bancorp	18,002	956,806
Valley National Bancorp	5,308	69,110
Veritex Holdings, Inc.	394	15,039
Webster Financial Corp.	2,094	117,515
Wells Fargo & Co.	62,013	3,005,150
Westamerica BanCorp	193	11,676
Wintrust Financial Corp.	573	53,249
Zions Bancorp NA	2,169	142,200
		20,304,841
BEVERAGES — 1.2%
Boston Beer Co., Inc. Class A (a)	19	7,381
Brown-Forman Corp. Class B	1,504	100,798
Coca-Cola Co.	21,286	1,319,732
Coca-Cola Consolidated, Inc.	158	78,502
Constellation Brands, Inc. Class A	913	210,282
Molson Coors Beverage Co. Class B	5,680	303,199
Monster Beverage Corp. (a)	1,504	120,170
National Beverage Corp.	364	15,834
PepsiCo, Inc.	7,256	1,214,509
		3,370,407
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	9,680	1,569,225
Amgen, Inc.	3,102	750,126
Arrowhead Pharmaceuticals, Inc. (a)	201	9,244
Biogen, Inc. (a)	1,587	334,222
Coherus Biosciences, Inc. (a)	772	9,966
Emergent BioSolutions, Inc. (a)	204	8,376
Enanta Pharmaceuticals, Inc. (a)	168	11,958
Exelixis, Inc. (a)	1,674	37,950
Gilead Sciences, Inc.	11,678	694,257
Incyte Corp. (a)	545	43,284
Ligand Pharmaceuticals, Inc. (a)	51	5,737
Myriad Genetics, Inc. (a)	591	14,893
Neurocrine Biosciences, Inc. (a)	221	20,719
Regeneron Pharmaceuticals, Inc. (a)	584	407,877
Spectrum Pharmaceuticals, Inc. (a) (b)	6	8
United Therapeutics Corp. (a)	370	66,382
Vanda Pharmaceuticals, Inc. (a)	590	6,673
Vericel Corp. (a)	722	27,595
Vertex Pharmaceuticals, Inc. (a)	1,087	283,674
		4,302,166
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	721	46,065
AAON, Inc.	191	10,644
Allegion PLC	339	37,215
American Woodmark Corp. (a)	201	9,839

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Apogee Enterprises, Inc.	393	$18,652
Builders FirstSource, Inc. (a)	1,103	71,188
Carlisle Cos., Inc.	380	93,449
Carrier Global Corp.	3,347	153,527
Fortune Brands Home & Security, Inc.	720	53,482
Gibraltar Industries, Inc. (a)	207	8,891
Griffon Corp.	874	17,506
Johnson Controls International PLC	6,577	431,254
Lennox International, Inc.	165	42,547
Masco Corp.	1,468	74,868
Owens Corning	895	81,892
PGT Innovations, Inc. (a)	684	12,298
Quanex Building Products Corp.	398	8,354
Resideo Technologies, Inc. (a)	1,295	30,860
Simpson Manufacturing Co., Inc.	200	21,808
Trane Technologies PLC	1,084	165,527
Trex Co., Inc. (a)	191	12,478
UFP Industries, Inc.	605	46,682
		1,449,026
CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	379	53,420
Ameriprise Financial, Inc.	1,208	362,835
Bank of New York Mellon Corp.	11,981	594,617
BlackRock, Inc.	741	566,250
Blucora, Inc. (a)	395	7,722
Brightsphere Investment Group, Inc.	772	18,721
Cboe Global Markets, Inc.	763	87,302
Charles Schwab Corp.	8,231	693,956
CME Group, Inc.	1,962	466,681
Donnelley Financial Solutions, Inc. (a)	333	11,076
Evercore, Inc. Class A	376	41,856
FactSet Research Systems, Inc.	145	62,952
Federated Hermes, Inc.	1,075	36,614
Franklin Resources, Inc.	8,677	242,262
Goldman Sachs Group, Inc.	3,626	1,196,943
Greenhill & Co., Inc.	401	6,203
Interactive Brokers Group, Inc. Class A	2,673	176,177
Intercontinental Exchange, Inc.	2,155	284,719
Invesco, Ltd.	5,345	123,256
Janus Henderson Group PLC	2,692	94,274
Jefferies Financial Group, Inc.	6,161	202,389
MarketAxess Holdings, Inc.	39	13,268
Moody's Corp.	425	143,399
Morgan Stanley	19,054	1,665,320
MSCI, Inc.	94	47,271
Nasdaq, Inc.	875	155,925
Northern Trust Corp.	1,966	228,941
Piper Sandler Cos.	195	25,594
Raymond James Financial, Inc.	2,497	274,445
S&P Global, Inc.	614	251,850
SEI Investments Co.	891	53,647
State Street Corp. (c)	5,867	511,133
Security Description	Shares	Value
Stifel Financial Corp.	1,094	$74,283
StoneX Group, Inc. (a)	591	43,870
T Rowe Price Group, Inc.	1,202	181,730
Virtus Investment Partners, Inc.	30	7,200
WisdomTree Investments, Inc. (b)	565	3,316
		9,011,417
CHEMICALS — 2.0%
AdvanSix, Inc.	876	44,755
Air Products & Chemicals, Inc.	1,039	259,656
Albemarle Corp.	512	113,229
American Vanguard Corp.	199	4,044
Ashland Global Holdings, Inc.	565	55,602
Avient Corp.	868	41,664
Balchem Corp.	115	15,720
Cabot Corp.	572	39,130
Celanese Corp.	940	134,298
CF Industries Holdings, Inc.	2,212	227,969
Chemours Co.	2,566	80,778
Corteva, Inc.	5,471	314,473
Dow, Inc.	6,863	437,310
DuPont de Nemours, Inc.	8,195	602,988
Eastman Chemical Co.	1,434	160,694
Ecolab, Inc.	872	153,960
Ferro Corp. (a)	598	13,000
FMC Corp.	568	74,732
FutureFuel Corp.	875	8,514
GCP Applied Technologies, Inc. (a)	678	21,303
Hawkins, Inc.	388	17,809
HB Fuller Co.	594	39,246
Ingevity Corp. (a)	393	25,179
Innospec, Inc.	195	18,047
International Flavors & Fragrances, Inc.	398	52,269
Koppers Holdings, Inc.	401	11,036
Linde PLC (a)	2,181	696,677
Livent Corp. (a)	518	13,504
LyondellBasell Industries NV Class A	8,111	833,973
Minerals Technologies, Inc.	333	22,028
Mosaic Co.	4,896	325,584
NewMarket Corp.	133	43,143
Olin Corp.	1,475	77,113
PPG Industries, Inc.	1,244	163,051
Quaker Chemical Corp. (b)	21	3,629
Rayonier Advanced Materials, Inc. (a)	1,672	10,985
RPM International, Inc.	677	55,135
Scotts Miracle-Gro Co.	175	21,518
Sensient Technologies Corp.	322	27,032
Sherwin-Williams Co.	859	214,424
Stepan Co.	201	19,861
Tredegar Corp.	596	7,146
Trinseo PLC	523	25,062
Valvoline, Inc.	882	27,836
		5,555,106

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	894	$41,160
Brady Corp. Class A	395	18,277
Brink's Co.	201	13,668
Cintas Corp.	339	144,207
Clean Harbors, Inc. (a)	466	52,024
Copart, Inc. (a)	709	88,958
CoreCivic, Inc. REIT (a)	4,003	44,714
Deluxe Corp.	683	20,654
Harsco Corp. (a)	1,628	19,927
Healthcare Services Group, Inc.	703	13,055
HNI Corp.	683	25,305
IAA, Inc. (a)	495	18,934
Interface, Inc.	2,146	29,121
KAR Auction Services, Inc. (a)	3,964	71,550
Matthews International Corp. Class A	405	13,106
MillerKnoll, Inc.	764	26,404
MSA Safety, Inc.	153	20,303
Pitney Bowes, Inc.	2,716	14,123
Republic Services, Inc.	2,191	290,307
Rollins, Inc.	876	30,704
Stericycle, Inc. (a)	592	34,881
Tetra Tech, Inc.	203	33,483
UniFirst Corp.	168	30,959
US Ecology, Inc. (a)	392	18,769
Viad Corp. (a)	197	7,021
Waste Management, Inc.	2,005	317,792
		1,439,406
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	406	7,491
Arista Networks, Inc. (a)	1,046	145,373
Ciena Corp. (a)	867	52,566
Cisco Systems, Inc.	31,599	1,761,960
Comtech Telecommunications Corp.	205	3,216
Digi International, Inc. (a)	207	4,455
Extreme Networks, Inc. (a)	1,299	15,861
F5, Inc. (a)	315	65,819
Harmonic, Inc. (a)	882	8,194
Juniper Networks, Inc.	3,432	127,533
Lumentum Holdings, Inc. (a)	369	36,014
Motorola Solutions, Inc.	561	135,874
NETGEAR, Inc. (a)	207	5,109
NetScout Systems, Inc. (a)	589	18,895
Plantronics, Inc. (a)	314	12,372
Viasat, Inc. (a)	683	33,330
Viavi Solutions, Inc. (a)	1,081	17,383
		2,451,445
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	1,505	115,599
Arcosa, Inc.	395	22,614
Comfort Systems USA, Inc.	340	30,263
Dycom Industries, Inc. (a)	316	30,102
EMCOR Group, Inc.	565	63,636
Security Description	Shares	Value
Fluor Corp. (a)	4,456	$127,843
Granite Construction, Inc.	593	19,450
MasTec, Inc. (a)	736	64,106
Matrix Service Co. (a)	15	123
MDU Resources Group, Inc.	2,152	57,351
MYR Group, Inc. (a)	204	19,184
Quanta Services, Inc.	1,050	138,191
Valmont Industries, Inc.	140	33,404
		721,866
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	197	25,287
Martin Marietta Materials, Inc.	253	97,377
Vulcan Materials Co.	550	101,035
		223,699
CONSUMER FINANCE — 1.4%
American Express Co.	5,325	995,775
Capital One Financial Corp.	12,771	1,676,705
Discover Financial Services	3,128	344,674
Encore Capital Group, Inc. (a)	933	58,527
Enova International, Inc. (a)	1,080	41,008
EZCORP, Inc. Class A (a)	2,150	12,986
FirstCash Holdings, Inc.	401	28,206
Green Dot Corp. Class A (a)	594	16,323
LendingTree, Inc. (a)	4	479
Navient Corp.	5,106	87,006
PRA Group, Inc. (a)	592	26,687
Prog Holdings, Inc. (a)	497	14,299
SLM Corp.	2,579	47,350
Synchrony Financial	16,751	583,102
World Acceptance Corp. (a) (b)	133	25,515
		3,958,642
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	14,334	162,404
AptarGroup, Inc.	202	23,735
Avery Dennison Corp.	400	69,588
Ball Corp.	1,405	126,450
Greif, Inc. Class A	875	56,928
International Paper Co.	6,159	284,238
Myers Industries, Inc.	395	8,532
O-I Glass, Inc. (a)	4,757	62,697
Packaging Corp. of America	872	136,128
Sealed Air Corp.	1,281	85,776
Silgan Holdings, Inc.	1,276	58,989
Sonoco Products Co.	1,057	66,126
Westrock Co.	8,260	388,468
		1,530,059
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,302	164,078
LKQ Corp.	2,912	132,234
Pool Corp.	60	25,371
		321,683
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	406	12,062

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
American Public Education, Inc. (a)	194	$4,121
Graham Holdings Co. Class B	135	82,549
Grand Canyon Education, Inc. (a)	204	19,810
H&R Block, Inc.	2,884	75,099
Perdoceo Education Corp. (a)	678	7,783
Regis Corp. (a)	10	21
Service Corp. International	1,245	81,946
Strategic Education, Inc.	206	13,674
WW International, Inc. (a) (b)	676	6,916
		303,981
DIVERSIFIED FINANCIAL SERVICES — 3.1%
Berkshire Hathaway, Inc. Class B (a)	24,587	8,676,998
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	221,308	5,229,508
ATN International, Inc.	196	7,816
Cogent Communications Holdings, Inc.	213	14,133
Consolidated Communications Holdings, Inc. (a)	2,546	15,021
Iridium Communications, Inc. (a)	678	27,337
Lumen Technologies, Inc.	28,236	318,220
Verizon Communications, Inc.	66,991	3,412,522
		9,024,557
ELECTRIC UTILITIES — 2.3%
ALLETE, Inc.	702	47,020
Alliant Energy Corp.	1,832	114,463
American Electric Power Co., Inc.	5,307	529,479
Constellation Energy Corp.	5,135	288,844
Duke Energy Corp.	7,165	800,044
Edison International	3,978	278,858
Entergy Corp.	2,687	313,707
Evergy, Inc.	2,367	161,761
Eversource Energy	2,900	255,751
Exelon Corp.	15,680	746,838
FirstEnergy Corp.	6,053	277,591
Hawaiian Electric Industries, Inc.	1,119	47,345
IDACORP, Inc.	470	54,219
NextEra Energy, Inc.	9,020	764,084
NRG Energy, Inc.	3,884	148,990
OGE Energy Corp.	2,538	103,500
Pinnacle West Capital Corp.	1,470	114,807
PNM Resources, Inc.	859	40,949
PPL Corp.	12,008	342,948
Southern Co.	11,333	821,756
Xcel Energy, Inc.	4,539	327,580
		6,580,534
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	230	43,539
AMETEK, Inc.	772	102,815
AZZ, Inc.	202	9,744
Eaton Corp. PLC	2,986	453,155
Emerson Electric Co.	3,249	318,564
Encore Wire Corp.	195	22,244
Security Description	Shares	Value
EnerSys	397	$29,604
Generac Holdings, Inc. (a)	142	42,211
Hubbell, Inc.	323	59,358
nVent Electric PLC	1,434	49,875
Powell Industries, Inc.	204	3,962
Regal Rexnord Corp.	567	84,358
Rockwell Automation, Inc.	429	120,133
Sunrun, Inc. (a)	399	12,118
Vicor Corp. (a)	6	423
		1,352,103
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	204	17,560
Amphenol Corp. Class A	2,150	162,002
Arrow Electronics, Inc. (a)	2,141	253,987
Avnet, Inc.	3,050	123,799
Badger Meter, Inc.	8	798
Belden, Inc.	396	21,938
Benchmark Electronics, Inc.	1,098	27,494
CDW Corp.	727	130,053
Cognex Corp.	206	15,893
Coherent, Inc. (a)	136	37,177
Corning, Inc.	3,979	146,865
CTS Corp.	392	13,853
ePlus, Inc. (a)	376	21,079
Fabrinet (a)	260	27,334
FARO Technologies, Inc. (a)	8	415
II-VI, Inc. (a) (b)	591	42,842
Insight Enterprises, Inc. (a)	547	58,704
IPG Photonics Corp. (a)	199	21,842
Itron, Inc. (a)	201	10,589
Jabil, Inc.	4,426	273,217
Keysight Technologies, Inc. (a)	589	93,044
Knowles Corp. (a)	1,075	23,145
Littelfuse, Inc.	136	33,920
Methode Electronics, Inc.	401	17,343
National Instruments Corp.	864	35,070
OSI Systems, Inc. (a)	196	16,684
PC Connection, Inc.	395	20,694
Plexus Corp. (a)	205	16,771
Rogers Corp. (a)	95	25,812
Sanmina Corp. (a)	1,983	80,153
ScanSource, Inc. (a)	874	30,406
TD SYNNEX Corp.	1,261	130,148
TE Connectivity, Ltd.	1,677	219,653
Teledyne Technologies, Inc. (a)	191	90,272
Trimble, Inc. (a)	911	65,720
TTM Technologies, Inc. (a)	3,224	47,780
Vishay Intertechnology, Inc.	1,469	28,792
Vontier Corp.	864	21,937
Zebra Technologies Corp. Class A (a)	182	75,293
		2,480,078
ENERGY EQUIPMENT & SERVICES — 0.8%
Archrock, Inc.	2,003	18,488

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Baker Hughes Co.	12,108	$440,852
Bristow Group, Inc. (a)	865	32,074
ChampionX Corp. (a)	871	21,322
Core Laboratories NV	175	5,535
Dril-Quip, Inc. (a)	397	14,828
Halliburton Co.	9,538	361,204
Helix Energy Solutions Group, Inc. (a)	5,095	24,354
Helmerich & Payne, Inc.	3,273	140,019
Nabors Industries, Ltd. (a)	198	30,239
Nov, Inc.	11,798	231,359
Oceaneering International, Inc. (a)	1,588	24,074
Oil States International, Inc. (a)	1,077	7,485
Patterson-UTI Energy, Inc.	6,554	101,456
ProPetro Holding Corp. (a)	2,943	40,996
RPC, Inc. (a)	2,565	27,369
Schlumberger NV	14,893	615,230
US Silica Holdings, Inc. (a)	1,131	21,104
		2,157,988
ENTERTAINMENT — 0.6%
Activision Blizzard, Inc.	2,035	163,024
Cinemark Holdings, Inc. (a)	1,434	24,779
Electronic Arts, Inc.	1,065	134,733
Live Nation Entertainment, Inc. (a)	576	67,761
Marcus Corp. (a) (b)	781	13,824
Netflix, Inc. (a)	758	283,939
Take-Two Interactive Software, Inc. (a)	389	59,805
Walt Disney Co. (a)	6,277	860,953
World Wrestling Entertainment, Inc. Class A (b)	216	13,487
		1,622,305
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.9%
Acadia Realty Trust REIT	596	12,915
Agree Realty Corp. REIT (b)	327	21,700
Alexander & Baldwin, Inc. REIT (a)	744	17,253
Alexandria Real Estate Equities, Inc. REIT	731	147,114
American Assets Trust, Inc. REIT	601	22,772
American Campus Communities, Inc. REIT	1,266	70,858
American Tower Corp. REIT	1,221	306,740
Apartment Income REIT Corp.	1,490	79,655
Armada Hoffler Properties, Inc. REIT	593	8,658
AvalonBay Communities, Inc. REIT	1,055	262,030
Boston Properties, Inc. REIT	1,229	158,295
Brandywine Realty Trust REIT	2,692	38,065
Brixmor Property Group, Inc. REIT	3,096	79,908
Camden Property Trust REIT	534	88,751
CareTrust REIT, Inc.	589	11,368
Centerspace REIT	193	18,937
Chatham Lodging Trust REIT (a)	875	12,066
Corporate Office Properties Trust REIT	1,066	30,424
Security Description	Shares	Value
Cousins Properties, Inc. REIT	1,323	$53,304
Crown Castle International Corp. REIT	1,807	333,572
DiamondRock Hospitality Co. REIT (a)	1,957	19,766
Digital Realty Trust, Inc. REIT	1,272	180,370
Diversified Healthcare Trust REIT	7,827	25,046
Douglas Emmett, Inc. REIT	1,487	49,696
Duke Realty Corp. REIT	1,866	108,340
Easterly Government Properties, Inc. REIT	592	12,515
EastGroup Properties, Inc. REIT	160	32,525
EPR Properties REIT	695	38,023
Equinix, Inc. REIT	243	180,214
Equity Residential REIT	2,899	260,678
Essential Properties Realty Trust, Inc. REIT	676	17,103
Essex Property Trust, Inc. REIT	362	125,064
Extra Space Storage, Inc. REIT	510	104,856
Federal Realty Investment Trust REIT	383	46,753
First Industrial Realty Trust, Inc. REIT	679	42,037
Four Corners Property Trust, Inc. REIT	402	10,870
Franklin Street Properties Corp. REIT	1,864	10,998
GEO Group, Inc. REIT (a) (b)	4,407	29,130
Getty Realty Corp. REIT	573	16,399
Global Net Lease, Inc. REIT	1,677	26,379
Healthcare Realty Trust, Inc. REIT	1,206	33,141
Healthpeak Properties, Inc. REIT	4,681	160,699
Hersha Hospitality Trust REIT (a)	1,265	11,486
Highwoods Properties, Inc. REIT	1,086	49,674
Host Hotels & Resorts, Inc. REIT	7,404	143,860
Hudson Pacific Properties, Inc. REIT	1,602	44,455
Independence Realty Trust, Inc. REIT	1,653	43,705
Industrial Logistics Properties Trust REIT	870	19,723
Innovative Industrial Properties, Inc. REIT	49	10,065
Iron Mountain, Inc. REIT	3,046	168,779
iStar, Inc. REIT (b)	1,068	25,002
JBG SMITH Properties REIT	1,046	30,564
Kilroy Realty Corp. REIT	944	72,140
Kimco Realty Corp. REIT	6,292	155,412
Kite Realty Group Trust REIT	2,131	48,523
Lamar Advertising Co. Class A REIT	500	58,090
Life Storage, Inc. REIT	432	60,666
LTC Properties, Inc. REIT (b)	400	15,388
LXP Industrial Trust REIT	2,348	36,864
Macerich Co. REIT	6,497	101,613
Medical Properties Trust, Inc. REIT	4,899	103,565

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	678	$142,007
National Retail Properties, Inc. REIT	1,468	65,972
National Storage Affiliates Trust REIT	403	25,292
NexPoint Residential Trust, Inc. REIT	207	18,694
Office Properties Income Trust REIT	1,461	37,592
Omega Healthcare Investors, Inc. REIT	2,396	74,659
Park Hotels & Resorts, Inc. REIT	3,669	71,656
Pebblebrook Hotel Trust REIT	1,233	30,184
Physicians Realty Trust REIT	1,960	34,378
PotlatchDeltic Corp. REIT	593	31,269
Prologis, Inc. REIT	2,818	455,051
PS Business Parks, Inc. REIT	197	33,112
Public Storage REIT	840	327,835
Rayonier, Inc. REIT	879	36,144
Realty Income Corp. REIT	4,178	289,535
Regency Centers Corp. REIT	1,473	105,084
Retail Opportunity Investments Corp. REIT	1,472	28,542
Rexford Industrial Realty, Inc. REIT	553	41,248
RPT Realty REIT	874	12,035
Sabra Health Care REIT, Inc.	3,495	52,041
Safehold, Inc. REIT (b)	136	7,541
Saul Centers, Inc. REIT	472	24,874
SBA Communications Corp. REIT	145	49,894
Service Properties Trust REIT	5,040	44,503
Simon Property Group, Inc. REIT	1,259	165,634
SITE Centers Corp. REIT	1,774	29,644
SL Green Realty Corp. REIT (b)	886	71,925
Spirit Realty Capital, Inc. REIT	1,231	56,651
STORE Capital Corp. REIT	2,191	64,043
Summit Hotel Properties, Inc. REIT (a)	1,418	14,123
Tanger Factory Outlet Centers, Inc. REIT	1,316	22,622
UDR, Inc. REIT	1,419	81,408
Uniti Group, Inc. REIT	1,221	16,801
Universal Health Realty Income Trust REIT	8	467
Urban Edge Properties REIT	1,073	20,494
Urstadt Biddle Properties, Inc. Class A REIT	591	11,117
Ventas, Inc. REIT	4,129	255,007
Veris Residential, Inc. REIT (a)	1,067	18,555
Vornado Realty Trust REIT	4,747	215,134
Washington Real Estate Investment Trust	1,102	28,101
Welltower, Inc. REIT	3,687	354,468
Weyerhaeuser Co. REIT	5,487	207,957
Whitestone REIT	1,475	19,544
Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT (a)	1,063	$20,505
		8,217,903
FOOD & STAPLES RETAILING — 3.9%
Andersons, Inc.	876	44,028
BJ's Wholesale Club Holdings, Inc. (a)	1,443	97,561
Casey's General Stores, Inc.	312	61,829
Chefs' Warehouse, Inc. (a)	396	12,910
Costco Wholesale Corp.	2,428	1,398,164
Grocery Outlet Holding Corp. (a) (b)	501	16,423
Kroger Co.	20,703	1,187,731
PriceSmart, Inc.	207	16,326
SpartanNash Co.	1,094	36,091
Sprouts Farmers Market, Inc. (a)	1,960	62,681
Sysco Corp.	4,699	383,673
United Natural Foods, Inc. (a)	1,950	80,632
Walmart, Inc.	43,838	6,528,355
Walgreens Boots Alliance, Inc.	22,252	996,222
		10,922,626
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	8,883	801,780
B&G Foods, Inc.	876	23,634
Calavo Growers, Inc.	6	219
Cal-Maine Foods, Inc.	405	22,364
Campbell Soup Co.	3,137	139,816
Conagra Brands, Inc.	4,506	151,266
Darling Ingredients, Inc. (a)	732	58,838
Flowers Foods, Inc.	2,164	55,636
Fresh Del Monte Produce, Inc.	1,076	27,879
General Mills, Inc.	5,617	380,383
Hain Celestial Group, Inc. (a)	678	23,323
Hershey Co.	1,085	235,044
Hormel Foods Corp.	3,669	189,100
Ingredion, Inc.	1,067	92,989
J & J Snack Foods Corp.	141	21,869
J.M. Smucker Co.	1,447	195,938
John B Sanfilippo & Son, Inc.	191	15,937
Kellogg Co.	3,315	213,784
Kraft Heinz Co.	21,905	862,838
Lamb Weston Holdings, Inc.	582	34,868
Lancaster Colony Corp.	160	23,864
McCormick & Co., Inc.	930	92,814
Mondelez International, Inc. Class A	10,383	651,845
Pilgrim's Pride Corp. (a)	1,478	37,098
Post Holdings, Inc. (a)	592	41,002
Sanderson Farms, Inc.	193	36,186
Seneca Foods Corp. Class A (a)	200	10,308
Simply Good Foods Co. (a)	486	18,444
Tootsie Roll Industries, Inc. (b)	404	14,124
TreeHouse Foods, Inc. (a)	867	27,969
Tyson Foods, Inc. Class A	9,020	808,463
		5,309,622

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.2%
Atmos Energy Corp.	1,253	$149,721
Chesapeake Utilities Corp.	136	18,735
National Fuel Gas Co.	882	60,593
New Jersey Resources Corp.	1,042	47,786
Northwest Natural Holding Co.	205	10,603
ONE Gas, Inc.	592	52,238
South Jersey Industries, Inc.	1,600	55,280
Southwest Gas Holdings, Inc.	1,051	82,283
Spire, Inc.	700	50,232
UGI Corp.	2,937	106,378
		633,849
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	5,552	657,135
ABIOMED, Inc. (a)	71	23,518
Align Technology, Inc. (a)	220	95,920
Artivion, Inc. (a)	8	171
Avanos Medical, Inc. (a)	389	13,032
Baxter International, Inc.	1,954	151,513
Becton Dickinson & Co.	1,098	292,068
Boston Scientific Corp. (a)	5,453	241,513
CONMED Corp.	44	6,536
Cooper Cos., Inc.	195	81,430
DENTSPLY SIRONA, Inc.	911	44,839
DexCom, Inc. (a)	120	61,392
Edwards Lifesciences Corp. (a)	1,651	194,356
Globus Medical, Inc. Class A (a)	390	28,774
Haemonetics Corp. (a)	198	12,518
Hologic, Inc. (a)	1,068	82,044
ICU Medical, Inc. (a)	136	30,279
IDEXX Laboratories, Inc. (a)	161	88,077
Integer Holdings Corp. (a)	206	16,597
Integra LifeSciences Holdings Corp. (a)	374	24,033
Intuitive Surgical, Inc. (a)	666	200,919
Lantheus Holdings, Inc. (a)	379	20,962
LivaNova PLC (a)	197	16,121
Masimo Corp. (a)	155	22,559
Medtronic PLC	7,053	782,530
Meridian Bioscience, Inc. (a)	168	4,361
Merit Medical Systems, Inc. (a)	199	13,237
Natus Medical, Inc. (a)	207	5,440
Neogen Corp. (a)	386	11,904
NuVasive, Inc. (a)	206	11,680
Penumbra, Inc. (a)	8	1,777
Quidel Corp. (a)	191	21,480
ResMed, Inc.	247	59,900
STERIS PLC	384	92,840
Stryker Corp.	1,141	305,046
Surmodics, Inc. (a)	5	227
Teleflex, Inc.	62	21,999
Varex Imaging Corp. (a)	204	4,343
Zimmer Biomet Holdings, Inc.	885	113,192
Zimvie, Inc. (a)	90	2,056
		3,858,318
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 5.9%
Acadia Healthcare Co., Inc. (a)	741	$48,558
Addus HomeCare Corp. (a)	3	280
Amedisys, Inc. (a)	142	24,465
AmerisourceBergen Corp.	4,647	718,937
AMN Healthcare Services, Inc. (a)	350	36,516
Anthem, Inc.	2,577	1,265,874
Cardinal Health, Inc.	8,646	490,228
Centene Corp. (a)	9,335	785,914
Chemed Corp.	58	29,380
Cigna Corp.	5,232	1,253,640
Community Health Systems, Inc. (a)	3,672	43,587
CorVel Corp. (a)	110	18,528
Covetrus, Inc. (a)	869	14,591
Cross Country Healthcare, Inc. (a)	496	10,748
CVS Health Corp.	40,582	4,107,304
DaVita, Inc. (a)	2,033	229,953
Encompass Health Corp.	730	51,910
Ensign Group, Inc.	201	18,092
HCA Healthcare, Inc.	2,527	633,317
HealthEquity, Inc. (a)	199	13,421
Henry Schein, Inc. (a)	1,473	128,431
Humana, Inc.	1,211	526,991
Laboratory Corp. of America Holdings (a)	842	222,002
LHC Group, Inc. (a)	189	31,865
McKesson Corp.	4,712	1,442,485
MEDNAX, Inc. (a)	1,310	30,759
ModivCare, Inc. (a)	137	15,808
Molina Healthcare, Inc. (a)	604	201,488
Owens & Minor, Inc.	1,124	49,478
Patterson Cos., Inc.	1,322	42,793
Pennant Group, Inc. (a)	191	3,558
Quest Diagnostics, Inc.	1,117	152,873
RadNet, Inc. (a)	412	9,216
Select Medical Holdings Corp.	1,664	39,919
Tenet Healthcare Corp. (a)	3,244	278,854
Tivity Health, Inc. (a)	572	18,401
UnitedHealth Group, Inc.	7,090	3,615,687
Universal Health Services, Inc. Class B	1,240	179,738
		16,785,589
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	1,671	37,631
Cerner Corp.	1,114	104,226
Computer Programs & Systems, Inc. (a)	8	276
NextGen Healthcare, Inc. (a)	392	8,197
Omnicell, Inc. (a)	144	18,646
		168,976
HOTELS, RESTAURANTS & LEISURE — 1.3%
BJ's Restaurants, Inc. (a)	146	4,132
Bloomin' Brands, Inc. (b)	869	19,066

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Booking Holdings, Inc. (a)	148	$347,571
Boyd Gaming Corp.	393	25,852
Brinker International, Inc. (a)	347	13,242
Caesars Entertainment, Inc. (a)	359	27,772
Carnival Corp. (a)	25,200	509,544
Cheesecake Factory, Inc. (a)	208	8,276
Chipotle Mexican Grill, Inc. (a)	46	72,773
Choice Hotels International, Inc.	198	28,068
Churchill Downs, Inc.	33	7,319
Chuy's Holdings, Inc. (a)	51	1,377
Cracker Barrel Old Country Store, Inc.	226	26,833
Darden Restaurants, Inc.	570	75,781
Dave & Buster's Entertainment, Inc. (a)	201	9,869
Dine Brands Global, Inc.	181	14,109
Domino's Pizza, Inc.	72	29,305
El Pollo Loco Holdings, Inc. (a)	682	7,925
Expedia Group, Inc. (a)	366	71,615
Fiesta Restaurant Group, Inc. (a)	1,076	8,043
Hilton Worldwide Holdings, Inc. (a)	505	76,629
Jack in the Box, Inc.	50	4,671
Las Vegas Sands Corp. (a)	5,452	211,919
Marriott International, Inc. Class A (a)	1,169	205,452
Marriott Vacations Worldwide Corp.	176	27,755
McDonald's Corp.	3,190	788,823
MGM Resorts International	3,787	158,827
Monarch Casino & Resort, Inc. (a)	193	16,835
Norwegian Cruise Line Holdings, Ltd. (a) (b)	3,883	84,960
Papa John's International, Inc.	145	15,266
Penn National Gaming, Inc. (a)	562	23,840
Red Robin Gourmet Burgers, Inc. (a)	401	6,761
Royal Caribbean Cruises, Ltd. (a)	2,319	194,286
Ruth's Hospitality Group, Inc.	172	3,935
Scientific Games Corp. Class A (a)	1,026	60,277
Shake Shack, Inc. Class A (a)	35	2,377
Six Flags Entertainment Corp. (a)	379	16,486
Starbucks Corp.	3,115	283,372
Texas Roadhouse, Inc.	363	30,394
Travel + Leisure Co.	726	42,064
Wendy's Co.	1,277	28,056
Wyndham Hotels & Resorts, Inc.	208	17,616
Wynn Resorts, Ltd. (a)	406	32,374
Yum! Brands, Inc.	1,074	127,301
		3,768,748
HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc. (a)	46	11,079
Century Communities, Inc.	536	28,713
D.R. Horton, Inc.	2,764	205,946
Ethan Allen Interiors, Inc.	401	10,454
Garmin, Ltd.	880	104,377
Helen of Troy, Ltd. (a)	153	29,963
Installed Building Products, Inc.	147	12,420
Security Description	Shares	Value
iRobot Corp. (a)	193	$12,236
KB Home	920	29,790
La-Z-Boy, Inc.	597	15,743
Leggett & Platt, Inc.	1,417	49,312
Lennar Corp. Class A	2,885	234,175
LGI Homes, Inc. (a)	210	20,513
M/I Homes, Inc. (a)	579	25,679
MDC Holdings, Inc.	728	27,547
Meritage Homes Corp. (a)	516	40,883
Mohawk Industries, Inc. (a)	916	113,767
Newell Brands, Inc.	4,944	105,851
NVR, Inc. (a)	17	75,944
PulteGroup, Inc.	2,755	115,434
Taylor Morrison Home Corp. (a)	2,007	54,631
Tempur Sealy International, Inc.	953	26,608
Toll Brothers, Inc.	1,780	83,696
TopBuild Corp. (a)	175	31,743
Tri Pointe Homes, Inc. (a)	3,626	72,810
Tupperware Brands Corp. (a)	527	10,250
Universal Electronics, Inc. (a)	197	6,154
Whirlpool Corp.	860	148,591
		1,704,309
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. Class A (a)	401	16,353
Church & Dwight Co., Inc.	1,051	104,448
Clorox Co.	559	77,718
Colgate-Palmolive Co.	3,829	290,353
Energizer Holdings, Inc.	514	15,811
Kimberly-Clark Corp.	2,514	309,624
Procter & Gamble Co.	11,026	1,684,773
WD-40 Co. (b)	4	733
		2,499,813
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	5,635	144,989
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	4,315	642,417
General Electric Co.	9,489	868,243
Honeywell International, Inc.	3,179	618,570
Roper Technologies, Inc.	359	169,531
		2,298,761
INSURANCE — 5.5%
Aflac, Inc.	18,806	1,210,918
Alleghany Corp. (a)	184	155,848
Allstate Corp.	8,771	1,214,871
Ambac Financial Group, Inc. (a)	1,063	11,055
American Equity Investment Life Holding Co.	2,581	103,008
American Financial Group, Inc.	2,010	292,696
American International Group, Inc.	25,619	1,608,105
AMERISAFE, Inc.	197	9,785
Aon PLC Class A	750	244,222
Arthur J Gallagher & Co.	922	160,981

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Assurant, Inc.	907	$164,920
Assured Guaranty, Ltd.	2,341	149,028
Brighthouse Financial, Inc. (a)	2,682	138,552
Brown & Brown, Inc.	1,236	89,326
Chubb, Ltd.	5,758	1,231,636
Cincinnati Financial Corp.	1,596	216,992
CNO Financial Group, Inc.	4,049	101,589
eHealth, Inc. (a)	8	99
Employers Holdings, Inc.	392	16,080
Everest Re Group, Ltd.	657	198,007
First American Financial Corp.	3,308	214,425
Genworth Financial, Inc. Class A (a)	16,531	62,487
Globe Life, Inc.	1,472	148,083
Hanover Insurance Group, Inc.	559	83,582
Hartford Financial Services Group, Inc.	5,444	390,934
HCI Group, Inc.	55	3,750
Horace Mann Educators Corp.	679	28,403
James River Group Holdings, Ltd.	595	14,720
Kemper Corp.	939	53,091
Kinsale Capital Group, Inc.	56	12,769
Lincoln National Corp.	5,214	340,787
Loews Corp.	6,187	401,041
Marsh & McLennan Cos., Inc.	2,146	365,721
Mercury General Corp.	879	48,345
MetLife, Inc.	21,910	1,539,835
Old Republic International Corp.	8,569	221,680
Primerica, Inc.	345	47,203
Principal Financial Group, Inc.	7,670	563,055
ProAssurance Corp.	875	23,520
Progressive Corp.	6,252	712,665
Prudential Financial, Inc.	11,663	1,378,217
Reinsurance Group of America, Inc.	2,036	222,861
RenaissanceRe Holdings, Ltd.	764	121,102
RLI Corp.	191	21,130
Safety Insurance Group, Inc.	194	17,625
Selective Insurance Group, Inc.	591	52,812
SiriusPoint, Ltd. (a)	2,935	21,954
Stewart Information Services Corp.	395	23,941
Travelers Cos., Inc.	3,868	706,800
United Fire Group, Inc.	400	12,428
Universal Insurance Holdings, Inc.	397	5,355
Unum Group	6,183	194,826
Willis Towers Watson PLC	709	167,480
WR Berkley Corp.	2,189	145,732
		15,686,077
INTERACTIVE MEDIA & SERVICES — 2.8%
Alphabet, Inc. Class A (a)	1,116	3,103,987
Alphabet, Inc. Class C (a)	1,032	2,882,366
Meta Platforms, Inc. Class A (a)	8,918	1,983,007
QuinStreet, Inc. (a)	677	7,853
TripAdvisor, Inc. (a)	558	15,133
Twitter, Inc. (a)	880	34,047
Yelp, Inc. (a)	531	18,112
Security Description	Shares	Value
Ziff Davis, Inc. (a)	200	$19,356
		8,063,861
INTERNET & DIRECT MARKETING RETAIL — 1.7%
Amazon.com, Inc. (a)	1,382	4,505,251
eBay, Inc.	5,453	312,239
Etsy, Inc. (a)	155	19,263
Liquidity Services, Inc. (a)	197	3,373
PetMed Express, Inc. (b)	585	15,093
Shutterstock, Inc.	131	12,193
		4,867,412
IT SERVICES — 2.2%
Accenture PLC Class A	2,680	903,776
Akamai Technologies, Inc. (a)	871	103,989
Alliance Data Systems Corp.	1,485	83,383
Automatic Data Processing, Inc.	1,799	409,344
Broadridge Financial Solutions, Inc.	392	61,038
Cognizant Technology Solutions Corp. Class A	2,880	258,250
Concentrix Corp.	185	30,814
CSG Systems International, Inc.	200	12,714
DXC Technology Co. (a)	7,766	253,405
EVERTEC, Inc.	205	8,391
ExlService Holdings, Inc. (a)	198	28,367
Fidelity National Information Services, Inc.	2,225	223,434
Fiserv, Inc. (a)	2,707	274,490
FleetCor Technologies, Inc. (a)	371	92,401
Gartner, Inc. (a)	300	89,238
Global Payments, Inc.	761	104,135
International Business Machines Corp.	12,058	1,567,781
Jack Henry & Associates, Inc.	237	46,701
Kyndryl Holdings, Inc. (a)	2,370	31,094
LiveRamp Holdings, Inc. (a)	399	14,919
Mastercard, Inc. Class A	929	332,006
MAXIMUS, Inc.	394	29,530
Paychex, Inc.	1,453	198,291
PayPal Holdings, Inc. (a)	2,000	231,300
Perficient, Inc. (a)	137	15,082
Sabre Corp. (a)	2,349	26,849
TTEC Holdings, Inc.	221	18,237
Unisys Corp. (a)	1,951	42,161
VeriSign, Inc. (a)	349	77,639
Visa, Inc. Class A	2,902	643,577
Western Union Co.	3,418	64,053
WEX, Inc. (a)	164	29,266
		6,305,655
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	395	31,951
Callaway Golf Co. (a) (b)	512	11,991
Hasbro, Inc.	928	76,022
Mattel, Inc. (a)	1,599	35,514
Polaris, Inc.	401	42,233
Sturm Ruger & Co., Inc.	188	13,089

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Vista Outdoor, Inc. (a)	539	$19,237
YETI Holdings, Inc. (a)	223	13,375
		243,412
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	794	105,070
Azenta, Inc.	188	15,581
Bio-Rad Laboratories, Inc. Class A (a)	301	169,532
Bio-Techne Corp.	43	18,621
Charles River Laboratories International, Inc. (a)	181	51,399
Danaher Corp.	2,016	591,353
Illumina, Inc. (a)	410	143,254
IQVIA Holdings, Inc. (a)	816	188,667
Medpace Holdings, Inc. (a)	143	23,393
Mettler-Toledo International, Inc. (a)	58	79,645
PerkinElmer, Inc.	421	73,448
Repligen Corp. (a)	112	21,066
Syneos Health, Inc. (a)	917	74,231
Thermo Fisher Scientific, Inc.	1,066	629,633
Waters Corp. (a)	196	60,837
West Pharmaceutical Services, Inc.	81	33,268
		2,278,998
MACHINERY — 1.4%
AGCO Corp.	557	81,339
Alamo Group, Inc.	65	9,346
Albany International Corp. Class A	193	16,274
Astec Industries, Inc.	194	8,342
Barnes Group, Inc.	512	20,577
Caterpillar, Inc.	2,861	637,488
Chart Industries, Inc. (a)	155	26,624
CIRCOR International, Inc. (a)	183	4,871
Colfax Corp. (a)	1,058	42,098
Crane Co.	415	44,936
Cummins, Inc.	1,226	251,465
Deere & Co.	1,046	434,571
Donaldson Co., Inc.	597	31,002
Dover Corp.	735	115,322
Enerpac Tool Group Corp.	398	8,712
EnPro Industries, Inc.	232	22,673
ESCO Technologies, Inc.	193	13,495
Federal Signal Corp.	397	13,399
Flowserve Corp.	1,095	39,311
Fortive Corp.	1,867	113,756
Franklin Electric Co., Inc.	207	17,189
Graco, Inc.	402	28,027
Greenbrier Cos., Inc.	527	27,146
Hillenbrand, Inc.	550	24,294
IDEX Corp.	292	55,985
Illinois Tool Works, Inc.	1,093	228,874
Ingersoll Rand, Inc.	1,589	80,006
ITT, Inc.	379	28,505
John Bean Technologies Corp.	154	18,244
Kennametal, Inc.	586	16,765
Lincoln Electric Holdings, Inc.	232	31,972
Security Description	Shares	Value
Lindsay Corp.	6	$942
Meritor, Inc. (a)	2,193	78,005
Middleby Corp. (a)	222	36,395
Mueller Industries, Inc.	533	28,873
Nordson Corp.	198	44,962
Oshkosh Corp.	592	59,585
Otis Worldwide Corp.	1,088	83,722
PACCAR, Inc.	3,234	284,818
Parker-Hannifin Corp.	567	160,892
Pentair PLC	879	47,651
Proto Labs, Inc. (a)	30	1,587
Snap-on, Inc.	384	78,904
SPX Corp. (a)	379	18,726
SPX FLOW, Inc.	337	29,056
Standex International Corp.	124	12,390
Stanley Black & Decker, Inc.	885	123,714
Tennant Co.	176	13,869
Terex Corp.	568	20,255
Timken Co.	591	35,874
Titan International, Inc. (a)	1,834	27,015
Toro Co.	396	33,854
Trinity Industries, Inc.	2,515	86,415
Wabash National Corp.	776	11,516
Watts Water Technologies, Inc. Class A	197	27,499
Westinghouse Air Brake Technologies Corp.	1,429	137,427
Xylem, Inc.	683	58,233
		4,034,787
MARINE — 0.0% (d)
Kirby Corp. (a)	803	57,969
Matson, Inc.	383	46,197
		104,166
MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	1,064	43,230
Cable One, Inc.	13	19,035
Charter Communications, Inc. Class A (a)	1,151	627,894
Comcast Corp. Class A	38,859	1,819,378
Discovery, Inc. Class A (a)	2,156	53,728
Discovery, Inc. Class C (a)	3,813	95,211
DISH Network Corp. Class A (a)	7,486	236,932
EW Scripps Co. Class A (a)	1,772	36,840
Fox Corp. Class A	4,383	172,909
Fox Corp. Class B	2,012	72,995
Gannett Co., Inc. (a)	4,887	22,040
Interpublic Group of Cos., Inc.	4,046	143,431
John Wiley & Sons, Inc. Class A	586	31,076
Loyalty Ventures, Inc. (a)	587	9,703
New York Times Co. Class A	376	17,236
News Corp. Class A	3,287	72,807
News Corp. Class B	1,320	29,726
Omnicom Group, Inc.	2,863	243,011
Paramount Global Class B	6,417	242,627
Scholastic Corp.	910	36,655

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TEGNA, Inc.	2,897	$64,893
		4,091,357
METALS & MINING — 0.9%
Allegheny Technologies, Inc. (a)	3,836	102,958
Arconic Corp. (a)	1,497	38,353
Carpenter Technology Corp.	937	39,335
Century Aluminum Co. (a)	1,462	38,465
Cleveland-Cliffs, Inc. (a)	2,043	65,805
Commercial Metals Co.	1,851	77,039
Compass Minerals International, Inc.	393	24,676
Freeport-McMoRan, Inc.	6,221	309,433
Haynes International, Inc.	196	8,350
Kaiser Aluminum Corp.	194	18,267
Materion Corp.	197	16,891
Newmont Corp.	5,974	474,634
Nucor Corp.	2,888	429,301
Olympic Steel, Inc.	393	15,115
Reliance Steel & Aluminum Co.	878	160,981
Royal Gold, Inc.	279	39,417
Steel Dynamics, Inc.	2,605	217,335
SunCoke Energy, Inc.	3,622	32,272
TimkenSteel Corp. (a)	1,267	27,722
United States Steel Corp.	4,136	156,093
Warrior Met Coal, Inc.	1,864	69,173
Worthington Industries, Inc.	1,065	54,752
		2,416,367
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	3,868	53,881
ARMOUR Residential REIT, Inc. (b)	1,953	16,405
Franklin BSP Realty Trust, Inc. REIT	933	13,043
Granite Point Mortgage Trust, Inc. REIT	882	9,808
Invesco Mortgage Capital, Inc. REIT (b)	9,564	21,806
KKR Real Estate Finance Trust, Inc. REIT	1,275	26,278
New York Mortgage Trust, Inc. REIT	6,921	25,262
PennyMac Mortgage Investment Trust REIT	1,281	21,636
Ready Capital Corp. REIT	2,074	31,235
Redwood Trust, Inc. REIT	2,140	22,534
		241,888
MULTI-UTILITIES — 1.2%
Ameren Corp.	2,340	219,398
Avista Corp.	594	26,819
Black Hills Corp.	862	66,391
CenterPoint Energy, Inc.	8,347	255,752
CMS Energy Corp.	2,405	168,206
Consolidated Edison, Inc.	4,704	445,375
Dominion Energy, Inc.	7,545	641,099
Security Description	Shares	Value
DTE Energy Co.	2,013	$266,139
NiSource, Inc.	4,131	131,366
NorthWestern Corp. (b)	692	41,859
Public Service Enterprise Group, Inc.	5,274	369,180
Sempra Energy	2,947	495,449
WEC Energy Group, Inc.	2,689	268,389
		3,395,422
MULTILINE RETAIL — 0.8%
Big Lots, Inc. (b)	1,053	36,434
Dollar General Corp.	1,232	274,280
Dollar Tree, Inc. (a)	2,137	342,241
Kohl's Corp.	4,294	259,615
Macy's, Inc.	9,437	229,885
Nordstrom, Inc.	3,291	89,219
Ollie's Bargain Outlet Holdings, Inc. (a)	207	8,893
Target Corp.	4,157	882,198
		2,122,765
OIL, GAS & CONSUMABLE FUELS — 7.7%
Antero Midstream Corp.	2,954	32,110
APA Corp.	5,862	242,276
Callon Petroleum Co. (a)	1,414	83,539
Chevron Corp.	25,889	4,215,506
Civitas Resources, Inc.	2,203	131,541
CNX Resources Corp. (a)	6,694	138,700
ConocoPhillips	11,231	1,123,100
CONSOL Energy, Inc. (a)	881	33,152
Coterra Energy, Inc.	7,708	207,885
Devon Energy Corp.	6,670	394,397
Diamondback Energy, Inc.	1,648	225,908
Dorian LPG, Ltd.	864	12,519
DTE Midstream LLC (a)	1,024	55,562
EOG Resources, Inc.	5,449	649,684
EQT Corp.	9,200	316,572
Equitrans Midstream Corp.	6,369	53,754
Exxon Mobil Corp.	67,539	5,578,046
Green Plains, Inc. (a) (b)	551	17,087
Hess Corp.	1,429	152,960
HF Sinclair Corp. (a)	4,540	180,919
Kinder Morgan, Inc.	30,973	585,699
Laredo Petroleum, Inc. (a)	402	31,814
Marathon Oil Corp.	23,980	602,138
Marathon Petroleum Corp.	17,865	1,527,458
Matador Resources Co.	1,448	76,715
Murphy Oil Corp.	4,374	176,666
Occidental Petroleum Corp.	14,093	799,637
ONEOK, Inc.	4,208	297,211
Par Pacific Holdings, Inc. (a)	1,467	19,100
PBF Energy, Inc. Class A (a)	2,913	70,990
PDC Energy, Inc.	1,295	94,121
Phillips 66	14,400	1,244,016
Pioneer Natural Resources Co.	1,213	303,286
Range Resources Corp. (a)	4,023	122,219
Ranger Oil Corp. Class A (a)	649	22,410

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Renewable Energy Group, Inc. (a)	498	$30,204
REX American Resources Corp. (a)	8	797
SM Energy Co.	3,796	147,854
Southwestern Energy Co. (a)	17,699	126,902
Talos Energy, Inc. (a)	1,104	17,432
Valero Energy Corp.	12,614	1,280,826
Williams Cos., Inc.	13,032	435,399
World Fuel Services Corp.	1,952	52,782
		21,910,893
PAPER & FOREST PRODUCTS — 0.0% (d)
Clearwater Paper Corp. (a)	406	11,380
Glatfelter Corp.	1,265	15,661
Louisiana-Pacific Corp.	760	47,211
Mercer International, Inc.	1,472	20,534
Neenah, Inc.	194	7,694
Schweitzer-Mauduit International, Inc.	401	11,028
Sylvamo Corp. (a)	556	18,504
		132,012
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A (a)	10,141	91,167
Edgewell Personal Care Co.	677	24,826
Estee Lauder Cos., Inc. Class A	717	195,253
Inter Parfums, Inc.	195	17,170
Medifast, Inc.	24	4,099
Nu Skin Enterprises, Inc. Class A	537	25,711
USANA Health Sciences, Inc. (a)	195	15,493
		373,719
PHARMACEUTICALS — 3.0%
Amphastar Pharmaceuticals, Inc. (a)	412	14,791
Bristol-Myers Squibb Co.	11,592	846,564
Catalent, Inc. (a)	590	65,431
Corcept Therapeutics, Inc. (a)	873	19,660
Eli Lilly & Co.	3,364	963,349
Endo International PLC (a)	3,616	8,353
Innoviva, Inc. (a)	1,879	36,359
Jazz Pharmaceuticals PLC (a)	477	74,255
Johnson & Johnson	13,876	2,459,244
Merck & Co., Inc.	13,806	1,132,782
Nektar Therapeutics (a)	683	3,681
Organon & Co.	1,383	48,308
Pacira BioSciences, Inc. (a)	193	14,730
Perrigo Co. PLC	2,045	78,589
Pfizer, Inc.	48,359	2,503,545
Phibro Animal Health Corp. Class A	586	11,691
Prestige Consumer Healthcare, Inc. (a)	596	31,552
Supernus Pharmaceuticals, Inc. (a)	400	12,928
Viatris, Inc.	15,866	172,622
Zoetis, Inc.	526	99,198
		8,597,632
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	411	47,968
Security Description	Shares	Value
CACI International, Inc. Class A (a)	228	$68,687
Equifax, Inc.	341	80,851
Exponent, Inc.	32	3,458
Forrester Research, Inc. (a)	8	451
FTI Consulting, Inc. (a)	274	43,078
Heidrick & Struggles International, Inc.	200	7,916
Insperity, Inc.	337	33,842
Jacobs Engineering Group, Inc.	937	129,128
KBR, Inc.	1,224	66,989
Kelly Services, Inc. Class A	1,070	23,208
Korn Ferry	390	25,327
Leidos Holdings, Inc.	1,244	134,377
ManpowerGroup, Inc.	1,655	155,438
ManTech International Corp. Class A	382	32,925
Nielsen Holdings PLC	3,276	89,238
Resources Connection, Inc.	1,074	18,408
Robert Half International, Inc.	866	98,880
Science Applications International Corp.	586	54,012
TrueBlue, Inc. (a)	1,080	31,201
Verisk Analytics, Inc.	316	67,823
		1,213,205
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,864	262,113
Douglas Elliman, Inc.	980	7,154
Jones Lang LaSalle, Inc. (a)	683	163,551
Marcus & Millichap, Inc.	395	20,809
RE/MAX Holdings, Inc. Class A	390	10,815
Realogy Holdings Corp. (a)	4,008	62,845
St. Joe Co.	207	12,263
		539,550
ROAD & RAIL — 0.9%
ArcBest Corp.	415	33,408
Avis Budget Group, Inc. (a)	1,235	325,175
CSX Corp.	10,353	387,720
Heartland Express, Inc.	597	8,400
JB Hunt Transport Services, Inc.	680	136,537
Knight-Swift Transportation Holdings, Inc.	2,590	130,691
Landstar System, Inc.	194	29,261
Marten Transport, Ltd.	1,065	18,914
Norfolk Southern Corp.	1,288	367,363
Old Dominion Freight Line, Inc.	231	68,995
Ryder System, Inc.	1,633	129,546
Saia, Inc. (a)	141	34,379
Union Pacific Corp.	2,948	805,423
Werner Enterprises, Inc.	878	35,998
XPO Logistics, Inc. (a)	882	64,210
		2,576,020
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Micro Devices, Inc. (a)	2,830	309,432
Amkor Technology, Inc.	3,260	70,807

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Analog Devices, Inc.	1,949	$321,936
Applied Materials, Inc.	2,409	317,506
Axcelis Technologies, Inc. (a)	227	17,145
Broadcom, Inc.	1,606	1,011,266
CEVA, Inc. (a)	196	7,967
Cirrus Logic, Inc. (a)	390	33,068
CMC Materials, Inc.	139	25,771
Cohu, Inc. (a)	150	4,440
Diodes, Inc. (a)	207	18,007
Enphase Energy, Inc. (a)	157	31,679
First Solar, Inc. (a)	777	65,066
FormFactor, Inc. (a)	387	16,266
Ichor Holdings, Ltd. (a)	161	5,735
Intel Corp.	43,452	2,153,481
KLA Corp.	401	146,790
Kulicke & Soffa Industries, Inc. (b)	201	11,260
Lam Research Corp.	373	200,529
MaxLinear, Inc. (a)	399	23,282
Microchip Technology, Inc.	1,442	108,352
Micron Technology, Inc.	8,375	652,329
MKS Instruments, Inc.	206	30,900
Monolithic Power Systems, Inc.	43	20,884
NVIDIA Corp.	2,718	741,634
NXP Semiconductors NV	839	155,282
Onto Innovation, Inc. (a)	189	16,422
Photronics, Inc. (a)	1,080	18,328
Power Integrations, Inc.	123	11,400
Qorvo, Inc. (a)	504	62,546
QUALCOMM, Inc.	3,540	540,983
Rambus, Inc. (a)	882	28,127
Semtech Corp. (a)	203	14,076
Silicon Laboratories, Inc. (a)	190	28,538
Skyworks Solutions, Inc.	576	76,769
SMART Global Holdings, Inc. (a)	815	21,051
SolarEdge Technologies, Inc. (a)	112	36,105
Synaptics, Inc. (a)	154	30,723
Teradyne, Inc.	405	47,883
Texas Instruments, Inc.	3,211	589,154
Ultra Clean Holdings, Inc. (a)	207	8,775
Universal Display Corp.	6	1,002
Veeco Instruments, Inc. (a)	208	5,656
Wolfspeed, Inc. (a)	190	21,633
		8,059,985
SOFTWARE — 2.8%
ACI Worldwide, Inc. (a)	677	21,319
Adobe, Inc. (a)	866	394,567
Agilysys, Inc. (a)	27	1,077
Alarm.com Holdings, Inc. (a)	156	10,368
ANSYS, Inc. (a)	229	72,742
Autodesk, Inc. (a)	370	79,309
Blackbaud, Inc. (a)	194	11,615
Bottomline Technologies DE, Inc. (a)	193	10,939
Cadence Design Systems, Inc. (a)	736	121,043
CDK Global, Inc.	524	25,508
Ceridian HCM Holding, Inc. (a)	206	14,082
Security Description	Shares	Value
Citrix Systems, Inc.	394	$39,755
CommVault Systems, Inc. (a)	197	13,071
Consensus Cloud Solutions, Inc. (a)	54	3,247
Ebix, Inc.	366	12,133
Fair Isaac Corp. (a)	24	11,195
Fortinet, Inc. (a)	362	123,710
InterDigital, Inc.	205	13,079
Intuit, Inc.	314	150,984
LivePerson, Inc. (a)	194	4,737
Manhattan Associates, Inc. (a)	140	19,419
Microsoft Corp.	13,703	4,224,772
NCR Corp. (a)	1,322	53,131
NortonLifeLock, Inc.	5,307	140,742
OneSpan, Inc. (a)	189	2,729
Oracle Corp.	14,905	1,233,091
Paycom Software, Inc. (a)	70	24,247
Paylocity Holding Corp. (a)	54	11,112
Progress Software Corp.	193	9,088
PTC, Inc. (a)	207	22,298
Qualys, Inc. (a)	127	18,086
SailPoint Technologies Holding, Inc. (a)	206	10,543
salesforce.com, Inc. (a)	2,666	566,045
ServiceNow, Inc. (a)	221	123,073
SPS Commerce, Inc. (a)	132	17,318
Synopsys, Inc. (a)	400	133,308
Teradata Corp. (a)	594	29,278
Tyler Technologies, Inc. (a)	63	28,028
Vonage Holdings Corp. (a)	1,080	21,913
Xperi Holding Corp.	938	16,246
		7,838,947
SPECIALTY RETAIL — 1.9%
Aaron's Co., Inc.	1,047	21,024
Abercrombie & Fitch Co. Class A (a)	947	30,295
Advance Auto Parts, Inc.	510	105,550
American Eagle Outfitters, Inc. (b)	1,266	21,269
Asbury Automotive Group, Inc. (a)	357	57,191
AutoNation, Inc. (a)	1,318	131,247
AutoZone, Inc. (a)	126	257,617
Barnes & Noble Education, Inc. (a)	1,081	3,870
Bath & Body Works, Inc.	2,423	115,819
Bed Bath & Beyond, Inc. (a) (b)	3,247	73,155
Best Buy Co., Inc.	3,479	316,241
Boot Barn Holdings, Inc. (a)	153	14,503
Buckle, Inc.	534	17,643
Caleres, Inc.	1,134	21,920
CarMax, Inc. (a) (b)	1,230	118,670
Cato Corp. Class A	589	8,635
Chico's FAS, Inc. (a)	4,142	19,882
Children's Place, Inc. (a)	208	10,254
Conn's, Inc. (a) (b)	874	13,468
Designer Brands, Inc. Class A (a)	2,315	31,276
Dick's Sporting Goods, Inc. (b)	1,997	199,740
Five Below, Inc. (a)	194	30,724

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Foot Locker, Inc.	1,420	$42,117
GameStop Corp. Class A (a) (b)	287	47,809
Gap, Inc.	6,217	87,535
Genesco, Inc. (a)	415	26,398
Group 1 Automotive, Inc.	529	88,782
Guess?, Inc.	1,265	27,640
Haverty Furniture Cos., Inc. (b)	203	5,566
Hibbett, Inc.	216	9,578
Home Depot, Inc.	4,052	1,212,885
Lithia Motors, Inc.	315	94,538
LL Flooring Holdings, Inc. (a)	328	4,599
Lowe's Cos., Inc.	3,214	649,839
MarineMax, Inc. (a)	390	15,701
Monro, Inc.	197	8,735
Murphy USA, Inc.	751	150,170
ODP Corp. (a)	1,630	74,703
O'Reilly Automotive, Inc. (a)	323	221,242
Rent-A-Center, Inc.	412	10,378
RH (a)	55	17,935
Ross Stores, Inc.	1,279	115,698
Sally Beauty Holdings, Inc. (a)	1,786	27,915
Shoe Carnival, Inc.	310	9,040
Signet Jewelers, Ltd.	1,672	121,554
Sleep Number Corp. (a)	178	9,026
Sonic Automotive, Inc. Class A	659	28,014
TJX Cos., Inc.	5,042	305,444
Tractor Supply Co.	511	119,252
Ulta Beauty, Inc. (a)	248	98,759
Urban Outfitters, Inc. (a)	1,079	27,094
Victoria's Secret & Co. (a)	795	40,831
Williams-Sonoma, Inc.	322	46,690
Zumiez, Inc. (a)	342	13,068
		5,378,528
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
3D Systems Corp. (a)	216	3,603
Apple, Inc.	38,622	6,743,787
Diebold Nixdorf, Inc. (a)	1,243	8,365
Hewlett Packard Enterprise Co.	39,997	668,350
HP, Inc.	14,475	525,443
NetApp, Inc.	1,639	136,037
Seagate Technology Holdings PLC	2,134	191,847
Western Digital Corp. (a)	2,772	137,630
Xerox Holdings Corp.	4,184	84,391
		8,499,453
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings, Ltd. (a)	1,273	65,419
Carter's, Inc.	386	35,508
Columbia Sportswear Co.	338	30,599
Crocs, Inc. (a)	214	16,350
Deckers Outdoor Corp. (a)	122	33,400
Fossil Group, Inc. (a)	1,473	14,200
G-III Apparel Group, Ltd. (a)	1,479	40,007
Hanesbrands, Inc.	3,229	48,080
Kontoor Brands, Inc. (b)	510	21,088
Security Description	Shares	Value
Movado Group, Inc.	200	$7,810
NIKE, Inc. Class B	3,414	459,388
Oxford Industries, Inc.	195	17,648
PVH Corp.	924	70,788
Ralph Lauren Corp.	596	67,610
Skechers U.S.A., Inc. Class A (a)	1,240	50,542
Steven Madden, Ltd.	404	15,611
Tapestry, Inc.	1,478	54,908
Under Armour, Inc. Class A (a)	761	12,952
Under Armour, Inc. Class C (a)	1,102	17,147
Unifi, Inc. (a)	200	3,620
Vera Bradley, Inc. (a)	1,270	9,741
VF Corp.	1,768	100,528
Wolverine World Wide, Inc.	581	13,107
		1,206,051
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a)	596	27,648
Capitol Federal Financial, Inc.	1,316	14,318
Essent Group, Ltd.	1,141	47,021
Flagstar Bancorp, Inc.	590	25,016
MGIC Investment Corp.	5,283	71,585
Mr Cooper Group, Inc. (a)	2,311	105,543
New York Community Bancorp, Inc.	7,275	77,988
NMI Holdings, Inc. Class A (a)	758	15,630
Northfield Bancorp, Inc.	677	9,722
Northwest Bancshares, Inc.	1,264	17,077
Provident Financial Services, Inc.	1,081	25,295
TrustCo Bank Corp.	411	13,123
Walker & Dunlop, Inc.	201	26,013
Washington Federal, Inc.	1,267	41,583
WSFS Financial Corp.	609	28,392
		545,954
TOBACCO — 0.9%
Altria Group, Inc.	19,424	1,014,904
Philip Morris International, Inc.	14,522	1,364,197
Universal Corp.	737	42,797
Vector Group, Ltd.	2,340	28,174
		2,450,072
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	405	41,577
Boise Cascade Co.	584	40,571
DXP Enterprises, Inc. (a)	393	10,646
Fastenal Co.	2,381	141,432
GATX Corp.	475	58,582
GMS, Inc. (a)	564	28,070
MSC Industrial Direct Co., Inc. Class A	597	50,870
NOW, Inc. (a)	4,005	44,175
United Rentals, Inc. (a)	551	195,721
Univar Solutions, Inc. (a)	2,681	86,167
Veritiv Corp. (a)	391	52,234
W.W. Grainger, Inc.	341	175,884

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Watsco, Inc.	241	$73,418
		999,347
WATER UTILITIES — 0.1%
American States Water Co.	193	17,181
American Water Works Co., Inc.	744	123,154
California Water Service Group	197	11,678
Essential Utilities, Inc.	1,126	57,573
		209,586
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	239	5,636
Telephone & Data Systems, Inc.	3,052	57,622
T-Mobile US, Inc. (a)	6,227	799,235
		862,493
TOTAL COMMON STOCKS (Cost $263,040,639)		282,633,693
WARRANTS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Nabors Industries, Ltd. (expiring 06/11/26) (a)	62	1,426
TOTAL WARRANTS (Cost $0)		1,426
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e) (f)	184,656	184,638
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	410,839	$410,839
TOTAL SHORT-TERM INVESTMENTS (Cost $595,468)		595,477
TOTAL INVESTMENTS — 100.1% (Cost $263,636,107)		283,230,596
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(178,842)
NET ASSETS — 100.0%		$283,051,754
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$282,633,693	$—	$—	$282,633,693
Warrants	1,426	—	—	1,426
Short-Term Investments	595,477	—	—	595,477
TOTAL INVESTMENTS	$283,230,596	$—	$—	$283,230,596

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	4,428	$364,336	$198,860	$56,346	$10,403	$(6,120)	5,867	$511,133	$8,686
State Street Institutional Liquid Reserves Fund, Premier Class	323,676	323,773	6,407,587	6,546,671	(60)	9	184,656	184,638	177
State Street Navigator Securities Lending Portfolio II	267,714	267,714	2,902,793	2,759,668	—	—	410,839	410,839	624
Total		$955,823	$9,509,240	$9,362,685	$10,343	$(6,111)		$1,106,610	$9,487
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.8%
Axon Enterprise, Inc. (a)	101,153	$13,931,803
AIR FREIGHT & LOGISTICS — 0.6%
GXO Logistics, Inc. (a)	145,911	10,409,291
AUTO COMPONENTS — 0.7%
Fox Factory Holding Corp. (a)	62,028	6,075,642
Gentex Corp.	185,823	5,420,457
		11,496,099
BANKS — 5.9%
Bank of Hawaii Corp.	24,975	2,095,902
Bank OZK	83,412	3,561,692
Cathay General Bancorp	44,168	1,976,518
Commerce Bancshares, Inc.	81,846	5,859,355
Cullen/Frost Bankers, Inc.	46,865	6,486,585
East West Bancorp, Inc.	210,020	16,595,780
First Financial Bankshares, Inc.	189,952	8,380,682
Glacier Bancorp, Inc.	159,933	8,041,431
Hancock Whitney Corp.	57,390	2,992,889
Home BancShares, Inc.	81,864	1,850,126
PacWest Bancorp	173,780	7,495,131
Pinnacle Financial Partners, Inc.	112,694	10,376,864
Synovus Financial Corp.	86,366	4,231,934
UMB Financial Corp.	63,475	6,167,231
Umpqua Holdings Corp.	117,668	2,219,219
Webster Financial Corp.	108,588	6,093,959
Wintrust Financial Corp.	42,310	3,931,868
		98,357,166
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	8,334	3,237,509
BIOTECHNOLOGY — 2.4%
Arrowhead Pharmaceuticals, Inc. (a)	153,756	7,071,238
Exelixis, Inc. (a)	248,750	5,639,163
Halozyme Therapeutics, Inc. (a)	207,549	8,277,054
Neurocrine Biosciences, Inc. (a)	140,422	13,164,563
United Therapeutics Corp. (a)	31,910	5,724,973
		39,876,991
BUILDING PRODUCTS — 3.8%
Builders FirstSource, Inc. (a)	283,363	18,288,248
Carlisle Cos., Inc.	77,362	19,024,863
Lennox International, Inc.	28,763	7,416,827
Simpson Manufacturing Co., Inc.	64,059	6,984,993
Trex Co., Inc. (a) (b)	170,345	11,128,639
		62,843,570
CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	60,261	8,493,788
Evercore, Inc. Class A	57,555	6,407,022
Federated Hermes, Inc.	66,812	2,275,617
Interactive Brokers Group, Inc. Class A	79,922	5,267,659
Security Description	Shares	Value
Janus Henderson Group PLC	116,480	$4,079,130
Jefferies Financial Group, Inc.	285,828	9,389,450
SEI Investments Co.	92,281	5,556,239
Stifel Financial Corp.	154,146	10,466,513
		51,935,418
CHEMICALS — 3.0%
Ashland Global Holdings, Inc. (b)	33,635	3,310,020
Avient Corp.	134,900	6,475,200
Ingevity Corp. (a)	31,191	1,998,407
Olin Corp.	208,413	10,895,832
RPM International, Inc.	97,494	7,939,911
Scotts Miracle-Gro Co. (b)	60,033	7,381,658
Sensient Technologies Corp.	35,141	2,950,087
Valvoline, Inc.	266,434	8,408,657
		49,359,772
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Clean Harbors, Inc. (a)	43,385	4,843,501
IAA, Inc. (a)	108,057	4,133,180
MSA Safety, Inc.	27,305	3,623,374
Tetra Tech, Inc.	80,065	13,205,921
		25,805,976
COMMUNICATIONS EQUIPMENT — 1.0%
Calix, Inc. (a)	80,801	3,467,171
Ciena Corp. (a)	144,546	8,763,824
Lumentum Holdings, Inc. (a) (b)	48,279	4,712,030
		16,943,025
CONSTRUCTION & ENGINEERING — 0.8%
Dycom Industries, Inc. (a)	17,248	1,643,045
MasTec, Inc. (a)	42,867	3,733,716
Valmont Industries, Inc.	31,294	7,466,748
		12,843,509
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	58,386	7,494,427
CONSUMER FINANCE — 0.7%
Navient Corp.	227,465	3,876,004
SLM Corp.	411,990	7,564,136
		11,440,140
CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	44,884	5,273,870
DIVERSIFIED CONSUMER SERVICES — 1.1%
H&R Block, Inc. (b)	111,840	2,912,314
Service Corp. International	244,122	16,068,110
		18,980,424
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Iridium Communications, Inc. (a)	103,989	4,192,836
ELECTRIC UTILITIES — 0.3%
OGE Energy Corp.	108,703	4,432,908

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.9%
Acuity Brands, Inc.	51,727	$9,791,921
Hubbell, Inc.	43,329	7,962,571
nVent Electric PLC	147,258	5,121,633
Regal Rexnord Corp.	42,182	6,275,838
Vicor Corp. (a)	31,480	2,220,914
		31,372,877
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Cognex Corp.	164,907	12,722,575
Coherent, Inc. (a)	36,356	9,938,276
II-VI, Inc. (a) (b)	75,177	5,449,581
Jabil, Inc.	92,999	5,740,828
Littelfuse, Inc.	22,499	5,611,476
National Instruments Corp.	102,620	4,165,346
		43,628,082
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (a)	139,419	3,412,977
ENTERTAINMENT — 0.2%
World Wrestling Entertainment, Inc. Class A (b)	40,631	2,537,000
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.3%
American Campus Communities, Inc. REIT	113,486	6,351,812
Apartment Income REIT Corp.	108,889	5,821,206
Brixmor Property Group, Inc. REIT	240,919	6,218,119
Camden Property Trust REIT	151,207	25,130,604
Douglas Emmett, Inc. REIT	118,508	3,960,537
EastGroup Properties, Inc. REIT	60,262	12,250,059
First Industrial Realty Trust, Inc. REIT	132,564	8,207,037
Healthcare Realty Trust, Inc. REIT	101,805	2,797,601
Lamar Advertising Co. Class A REIT	84,422	9,808,148
Life Storage, Inc. REIT	121,347	17,040,759
National Retail Properties, Inc. REIT	117,227	5,268,181
National Storage Affiliates Trust REIT	120,850	7,584,546
PotlatchDeltic Corp. REIT	43,413	2,289,168
PS Business Parks, Inc. REIT	18,648	3,134,356
Rayonier, Inc. REIT	127,428	5,239,839
Rexford Industrial Realty, Inc. REIT	236,764	17,660,227
		138,762,199
FOOD PRODUCTS — 1.4%
Darling Ingredients, Inc. (a)	239,422	19,244,740
Lancaster Colony Corp.	13,995	2,087,354
Sanderson Farms, Inc.	14,661	2,748,791
		24,080,885
GAS UTILITIES — 0.3%
National Fuel Gas Co.	70,379	4,835,037
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Globus Medical, Inc. Class A (a)	70,378	$5,192,489
ICU Medical, Inc. (a)	13,810	3,074,658
Integra LifeSciences Holdings Corp. (a)	54,500	3,502,170
LivaNova PLC (a)	46,872	3,835,536
Masimo Corp. (a)	75,197	10,944,171
Neogen Corp. (a)	91,512	2,822,230
Penumbra, Inc. (a) (b)	51,942	11,537,877
Quidel Corp. (a)	55,926	6,289,438
STAAR Surgical Co. (a)	70,573	5,639,488
Tandem Diabetes Care, Inc. (a)	94,027	10,934,400
		63,772,457
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Chemed Corp.	13,000	6,585,150
HealthEquity, Inc. (a)	82,981	5,596,239
Option Care Health, Inc. (a)	205,406	5,866,395
Progyny, Inc. (a) (b)	63,327	3,255,008
R1 RCM, Inc. (a)	113,394	3,034,423
Tenet Healthcare Corp. (a)	158,522	13,626,551
		37,963,766
HOTELS, RESTAURANTS & LEISURE — 3.9%
Boyd Gaming Corp.	120,840	7,948,855
Choice Hotels International, Inc. (b)	32,978	4,674,961
Churchill Downs, Inc.	50,926	11,294,368
Marriott Vacations Worldwide Corp.	28,181	4,444,144
Papa John's International, Inc.	48,029	5,056,493
Scientific Games Corp. Class A (a)	142,346	8,362,828
Six Flags Entertainment Corp. (a)	55,655	2,420,993
Texas Roadhouse, Inc.	61,991	5,190,506
Wendy's Co.	129,542	2,846,038
Wingstop, Inc. (b)	43,894	5,150,961
Wyndham Hotels & Resorts, Inc.	89,328	7,565,188
		64,955,335
HOUSEHOLD DURABLES — 1.4%
Helen of Troy, Ltd. (a) (b)	35,599	6,971,708
Tempur Sealy International, Inc.	285,136	7,960,997
TopBuild Corp. (a)	48,552	8,806,848
		23,739,553
INSURANCE — 1.7%
American Financial Group, Inc.	46,129	6,717,305
First American Financial Corp.	74,918	4,856,185
Kinsale Capital Group, Inc.	31,779	7,246,248
Primerica, Inc.	36,298	4,966,292
RLI Corp.	35,068	3,879,573
		27,665,603
INTERACTIVE MEDIA & SERVICES — 0.6%
TripAdvisor, Inc. (a) (b)	61,079	1,656,462

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Yelp, Inc. (a)	49,323	$1,682,408
Ziff Davis, Inc. (a)	71,103	6,881,348
		10,220,218
IT SERVICES — 2.4%
Concentrix Corp.	63,513	10,578,725
Euronet Worldwide, Inc. (a)	26,731	3,479,040
Genpact, Ltd.	165,788	7,213,436
LiveRamp Holdings, Inc. (a)	101,055	3,778,446
MAXIMUS, Inc.	90,630	6,792,719
Sabre Corp. (a) (b)	227,810	2,603,868
WEX, Inc. (a)	28,569	5,098,138
		39,544,372
LEISURE EQUIPMENT & PRODUCTS — 1.9%
Brunswick Corp.	114,133	9,232,218
Mattel, Inc. (a)	518,636	11,518,906
Polaris, Inc. (b)	36,375	3,831,015
YETI Holdings, Inc. (a) (b)	129,176	7,747,976
		32,330,115
LIFE SCIENCES TOOLS & SERVICES — 3.1%
Azenta, Inc.	110,148	9,129,066
Bruker Corp.	150,459	9,674,514
Medpace Holdings, Inc. (a)	42,387	6,934,089
Repligen Corp. (a)	76,082	14,310,264
Syneos Health, Inc. (a)	153,542	12,429,225
		52,477,158
MACHINERY — 4.4%
Chart Industries, Inc. (a)	51,919	8,918,127
Colfax Corp. (a)	81,056	3,225,218
Crane Co.	35,920	3,889,418
Donaldson Co., Inc.	93,508	4,855,870
Graco, Inc.	150,973	10,525,838
ITT, Inc.	71,072	5,345,325
Lincoln Electric Holdings, Inc.	50,472	6,955,546
Middleby Corp. (a)	52,747	8,647,343
Toro Co.	155,000	13,250,950
Trinity Industries, Inc. (b)	59,977	2,060,810
Watts Water Technologies, Inc. Class A	40,610	5,668,750
		73,343,195
MEDIA — 1.1%
Cable One, Inc.	4,237	6,203,985
John Wiley & Sons, Inc. Class A	31,994	1,696,642
New York Times Co. Class A	142,937	6,552,232
TEGNA, Inc.	142,930	3,201,632
		17,654,491
METALS & MINING — 3.8%
Alcoa Corp.	108,599	9,777,168
Cleveland-Cliffs, Inc. (a)	706,262	22,748,699
Royal Gold, Inc.	58,072	8,204,412
Steel Dynamics, Inc.	278,964	23,273,967
		64,004,246
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.8%
Antero Midstream Corp.	481,685	$5,235,916
CNX Resources Corp. (a)	139,704	2,894,667
DTE Midstream LLC (a)	59,660	3,237,152
Murphy Oil Corp. (b)	214,068	8,646,206
PDC Energy, Inc.	144,262	10,484,962
Range Resources Corp. (a)	255,558	7,763,852
Targa Resources Corp.	338,788	25,568,330
		63,831,085
PAPER & FOREST PRODUCTS — 0.5%
Louisiana-Pacific Corp. (b)	129,741	8,059,511
PROFESSIONAL SERVICES — 1.8%
ASGN, Inc. (a)	76,763	8,959,010
FTI Consulting, Inc. (a)	50,459	7,933,164
Insperity, Inc.	53,072	5,329,490
KBR, Inc.	135,086	7,393,257
		29,614,921
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc. (a)	36,634	8,772,378
ROAD & RAIL — 1.8%
Avis Budget Group, Inc. (a)	59,341	15,624,486
Landstar System, Inc.	36,058	5,438,628
Saia, Inc. (a)	39,038	9,518,245
		30,581,359
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.9%
Amkor Technology, Inc.	60,371	1,311,258
Cirrus Logic, Inc. (a)	40,232	3,411,271
CMC Materials, Inc.	28,269	5,241,073
First Solar, Inc. (a)	86,026	7,203,817
Lattice Semiconductor Corp. (a)	202,716	12,355,540
MKS Instruments, Inc.	44,904	6,735,600
Power Integrations, Inc.	87,233	8,084,755
Semtech Corp. (a)	63,058	4,372,442
Silicon Laboratories, Inc. (a)	56,466	8,481,193
SiTime Corp. (a)	22,206	5,503,091
SunPower Corp. (a) (b)	121,883	2,618,047
Synaptics, Inc. (a)	58,130	11,596,935
Universal Display Corp.	64,215	10,720,694
Wolfspeed, Inc. (a) (b)	100,427	11,434,618
		99,070,334
SOFTWARE — 6.1%
ACI Worldwide, Inc. (a)	81,141	2,555,130
Aspen Technology, Inc. (a)	98,303	16,256,367
Blackbaud, Inc. (a)	42,923	2,569,800
CDK Global, Inc.	81,601	3,972,337
CommVault Systems, Inc. (a)	43,386	2,878,661
Digital Turbine, Inc. (a) (b)	129,675	5,681,062
Envestnet, Inc. (a)	42,535	3,166,305
Fair Isaac Corp. (a)	22,551	10,519,139
Manhattan Associates, Inc. (a)	93,660	12,991,579
Mimecast, Ltd. (a)	91,082	7,246,484
Paylocity Holding Corp. (a)	58,616	12,061,414

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Qualys, Inc. (a)	49,490	$7,047,871
SailPoint Technologies Holding, Inc. (a) (b)	137,605	7,042,624
Teradata Corp. (a)	160,707	7,921,248
		101,910,021
SPECIALTY RETAIL — 4.1%
American Eagle Outfitters, Inc. (b)	94,556	1,588,541
AutoNation, Inc. (a) (b)	27,570	2,745,421
Dick's Sporting Goods, Inc. (b)	92,914	9,293,258
Five Below, Inc. (a)	82,944	13,135,841
GameStop Corp. Class A (a) (b)	91,742	15,282,382
RH (a) (b)	25,702	8,381,165
Victoria's Secret & Co. (a)	52,063	2,673,956
Williams-Sonoma, Inc. (b)	107,764	15,625,780
		68,726,344
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Capri Holdings, Ltd. (a)	132,655	6,817,141
Columbia Sportswear Co.	26,857	2,431,364
Crocs, Inc. (a)	86,740	6,626,936
Deckers Outdoor Corp. (a)	40,164	10,995,698
Skechers U.S.A., Inc. Class A (a)	94,113	3,836,046
		30,707,185
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Watsco, Inc.	32,301	9,840,177
WATER UTILITIES — 0.7%
Essential Utilities, Inc.	213,530	10,917,789
TOTAL COMMON STOCKS (Cost $1,660,003,827)		1,667,185,404
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	11,758,134	$11,756,958
State Street Navigator Securities Lending Portfolio II (e) (f)	70,980,432	70,980,432
TOTAL SHORT-TERM INVESTMENTS (Cost $82,737,292)		82,737,390
TOTAL INVESTMENTS — 104.7% (Cost $1,742,741,119)		1,749,922,794
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(78,627,802)
NET ASSETS — 100.0%		$1,671,294,992
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,667,185,404	$—	$—	$1,667,185,404
Short-Term Investments	82,737,390	—	—	82,737,390
TOTAL INVESTMENTS	$1,749,922,794	$—	$—	$1,749,922,794

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	920,301	$920,577	$58,560,885	$47,725,099	$497	$98	11,758,134	$11,756,958	$883
State Street Navigator Securities Lending Portfolio II	29,341,733	29,341,733	338,723,146	297,084,447	—	—	70,980,432	70,980,432	48,034
Total		$30,262,310	$397,284,031	$344,809,546	$497	$98		$82,737,390	$48,917
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
Curtiss-Wright Corp.	74,528	$11,191,125
Hexcel Corp.	159,352	9,476,663
Mercury Systems, Inc. (a)	108,390	6,985,736
Woodward, Inc.	120,343	15,032,044
		42,685,568
AIRLINES — 0.4%
JetBlue Airways Corp. (a)	603,921	9,028,619
AUTO COMPONENTS — 2.1%
Adient PLC (a)	181,046	7,381,246
Dana, Inc.	276,026	4,849,777
Gentex Corp.	211,301	6,163,650
Goodyear Tire & Rubber Co. (a)	533,701	7,626,587
Lear Corp.	113,868	16,236,438
Visteon Corp. (a)	53,541	5,842,929
		48,100,627
AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	292,048	11,506,691
Thor Industries, Inc. (b)	106,218	8,359,357
		19,866,048
BANKS — 7.5%
Associated Banc-Corp.	285,386	6,495,385
Bank of Hawaii Corp.	44,293	3,717,069
Bank OZK	122,633	5,236,429
Cadence Bank	359,412	10,516,395
Cathay General Bancorp	88,917	3,979,036
Commerce Bancshares, Inc.	105,426	7,547,447
Cullen/Frost Bankers, Inc.	47,939	6,635,237
First Horizon Corp.	1,017,948	23,911,599
FNB Corp.	648,840	8,078,058
Fulton Financial Corp.	308,564	5,128,334
Hancock Whitney Corp.	91,395	4,766,249
Home BancShares, Inc.	179,303	4,052,248
International Bancshares Corp.	100,497	4,241,978
Old National Bancorp	560,534	9,181,547
Prosperity Bancshares, Inc.	175,827	12,198,877
Synovus Financial Corp.	165,839	8,126,111
Texas Capital Bancshares, Inc. (a)	96,315	5,519,813
Umpqua Holdings Corp.	261,064	4,923,667
United Bankshares, Inc.	258,907	9,030,676
Valley National Bancorp	804,310	10,472,116
Webster Financial Corp.	201,381	11,301,502
Wintrust Financial Corp.	54,186	5,035,505
		170,095,278
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	7,245	2,814,465
BIOTECHNOLOGY — 0.6%
Exelixis, Inc. (a)	284,264	6,444,265
Security Description	Shares	Value
United Therapeutics Corp. (a)	44,513	$7,986,077
		14,430,342
BUILDING PRODUCTS — 1.1%
Lennox International, Inc.	26,877	6,930,503
Owens Corning	191,652	17,536,158
		24,466,661
CAPITAL MARKETS — 0.8%
Federated Hermes, Inc.	96,913	3,300,857
Interactive Brokers Group, Inc. Class A	63,529	4,187,196
Janus Henderson Group PLC	175,293	6,138,761
SEI Investments Co.	81,993	4,936,799
		18,563,613
CHEMICALS — 2.0%
Ashland Global Holdings, Inc.	57,186	5,627,674
Cabot Corp.	107,728	7,369,673
Chemours Co.	305,470	9,616,196
Ingevity Corp. (a)	34,130	2,186,709
Minerals Technologies, Inc.	63,782	4,219,179
NewMarket Corp.	13,130	4,259,109
RPM International, Inc.	120,677	9,827,935
Sensient Technologies Corp.	34,112	2,863,702
		45,970,177
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Brink's Co.	93,530	6,360,040
Clean Harbors, Inc. (a)	38,773	4,328,618
IAA, Inc. (a)	118,704	4,540,428
MillerKnoll, Inc.	144,088	4,979,681
MSA Safety, Inc.	34,050	4,518,435
Stericycle, Inc. (a)	174,370	10,273,880
		35,001,082
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	108,927	6,604,244
Lumentum Holdings, Inc. (a) (b)	75,835	7,401,496
Viasat, Inc. (a)	142,181	6,938,433
		20,944,173
CONSTRUCTION & ENGINEERING — 2.6%
AECOM	269,457	20,696,992
Dycom Industries, Inc. (a)	34,804	3,315,429
EMCOR Group, Inc.	101,329	11,412,685
Fluor Corp. (a) (b)	269,052	7,719,102
MasTec, Inc. (a)	54,680	4,762,628
MDU Resources Group, Inc.	386,072	10,288,819
		58,195,655
CONSUMER FINANCE — 0.4%
FirstCash Holdings, Inc.	76,511	5,381,784
Prog Holdings, Inc. (a)	107,029	3,079,224
		8,461,008
CONTAINERS & PACKAGING — 1.3%
AptarGroup, Inc.	67,567	7,939,123
Greif, Inc. Class A	50,084	3,258,465

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Silgan Holdings, Inc.	159,575	$7,377,152
Sonoco Products Co.	186,684	11,678,951
		30,253,691
DIVERSIFIED CONSUMER SERVICES — 0.7%
Graham Holdings Co. Class B	7,593	4,642,892
Grand Canyon Education, Inc. (a)	75,594	7,340,933
H&R Block, Inc. (b)	168,408	4,385,344
		16,369,169
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Voya Financial, Inc. (b)	206,035	13,670,422
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc. (a)	118,860	4,792,435
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	99,936	6,693,713
Hawaiian Electric Industries, Inc.	208,753	8,832,339
IDACORP, Inc.	95,927	11,066,139
OGE Energy Corp.	239,506	9,767,055
PNM Resources, Inc.	163,934	7,814,734
		44,173,980
ELECTRICAL EQUIPMENT — 1.9%
EnerSys	78,216	5,832,567
Hubbell, Inc.	47,800	8,784,206
nVent Electric PLC	132,021	4,591,690
Regal Rexnord Corp.	74,607	11,100,030
Sunrun, Inc. (a) (b)	393,219	11,942,061
		42,250,554
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Arrow Electronics, Inc. (a)	129,795	15,397,581
Avnet, Inc.	188,459	7,649,551
Belden, Inc.	85,908	4,759,303
Cognex Corp.	124,855	9,632,563
II-VI, Inc. (a) (b)	104,909	7,604,853
Jabil, Inc.	153,373	9,467,715
Littelfuse, Inc.	17,778	4,434,011
National Instruments Corp.	118,568	4,812,675
TD SYNNEX Corp.	79,198	8,174,026
Vishay Intertechnology, Inc.	253,857	4,975,597
Vontier Corp.	322,899	8,198,406
		85,106,281
ENERGY EQUIPMENT & SERVICES — 0.9%
ChampionX Corp. (a)	204,932	5,016,735
Nov, Inc.	749,013	14,688,145
		19,704,880
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	32,188	2,009,819
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 10.7%
American Campus Communities, Inc. REIT	119,047	$6,663,061
Apartment Income REIT Corp.	158,048	8,449,246
Brixmor Property Group, Inc. REIT	254,247	6,562,115
Corporate Office Properties Trust REIT	214,714	6,127,938
Cousins Properties, Inc. REIT	282,296	11,373,706
Douglas Emmett, Inc. REIT	180,160	6,020,947
EPR Properties REIT	142,266	7,783,373
First Industrial Realty Trust, Inc. REIT	77,336	4,787,872
Healthcare Realty Trust, Inc. REIT	147,599	4,056,020
Highwoods Properties, Inc. REIT	200,268	9,160,258
Hudson Pacific Properties, Inc. REIT	289,695	8,039,036
JBG SMITH Properties REIT	218,186	6,375,395
Kilroy Realty Corp. REIT	200,311	15,307,767
Kite Realty Group Trust REIT	418,126	9,520,729
Lamar Advertising Co. Class A REIT	56,442	6,557,431
Macerich Co. REIT	405,292	6,338,767
Medical Properties Trust, Inc. REIT	1,137,771	24,052,479
National Retail Properties, Inc. REIT	184,522	8,292,419
Omega Healthcare Investors, Inc. REIT	455,831	14,203,694
Park Hotels & Resorts, Inc. REIT	449,143	8,771,763
Pebblebrook Hotel Trust REIT	251,169	6,148,617
Physicians Realty Trust REIT	418,670	7,343,472
PotlatchDeltic Corp. REIT	73,283	3,864,213
PS Business Parks, Inc. REIT	14,103	2,370,432
Rayonier, Inc. REIT	111,256	4,574,847
Sabra Health Care REIT, Inc.	437,023	6,507,272
SL Green Realty Corp. REIT (b)	122,321	9,930,019
Spirit Realty Capital, Inc. REIT	243,656	11,213,049
STORE Capital Corp. REIT	468,189	13,685,164
		244,081,101
FOOD & STAPLES RETAILING — 2.6%
BJ's Wholesale Club Holdings, Inc. (a)	259,035	17,513,357
Casey's General Stores, Inc.	70,771	14,024,689
Grocery Outlet Holding Corp. (a) (b)	167,115	5,478,030
Performance Food Group Co. (a)	295,299	15,033,672
Sprouts Farmers Market, Inc. (a)	213,585	6,830,448
		58,880,196

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.9%
Flowers Foods, Inc.	377,203	$9,697,889
Hain Celestial Group, Inc. (a)	173,095	5,954,468
Ingredion, Inc.	126,280	11,005,302
Lancaster Colony Corp.	19,436	2,898,879
Pilgrim's Pride Corp. (a)	91,928	2,307,393
Post Holdings, Inc. (a)	107,936	7,475,647
Sanderson Farms, Inc.	21,385	4,009,474
		43,349,052
GAS UTILITIES — 2.4%
National Fuel Gas Co.	83,926	5,765,716
New Jersey Resources Corp.	183,206	8,401,827
ONE Gas, Inc.	101,785	8,981,508
Southwest Gas Holdings, Inc.	114,729	8,982,134
Spire, Inc.	98,848	7,093,333
UGI Corp.	400,213	14,495,715
		53,720,233
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Envista Holdings Corp. (a)	307,741	14,990,064
Globus Medical, Inc. Class A (a)	60,555	4,467,748
Haemonetics Corp. (a)	97,681	6,175,393
ICU Medical, Inc. (a)	20,035	4,460,592
Integra LifeSciences Holdings Corp. (a)	68,382	4,394,227
LivaNova PLC (a)	40,130	3,283,838
Neogen Corp. (a)	85,292	2,630,405
NuVasive, Inc. (a)	98,892	5,607,177
		46,009,444
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Acadia Healthcare Co., Inc. (a)	170,887	11,198,225
Amedisys, Inc. (a)	61,940	10,671,643
Chemed Corp.	12,604	6,384,556
Encompass Health Corp.	189,804	13,496,962
HealthEquity, Inc. (a)	52,002	3,507,015
LHC Group, Inc. (a)	60,442	10,190,521
Patterson Cos., Inc.	165,985	5,372,935
Progyny, Inc. (a)	49,943	2,567,070
R1 RCM, Inc. (a)	105,700	2,828,532
		66,217,459
HOTELS, RESTAURANTS & LEISURE — 1.8%
Choice Hotels International, Inc.	19,888	2,819,323
Cracker Barrel Old Country Store, Inc. (b)	44,665	5,303,076
Marriott Vacations Worldwide Corp.	44,526	7,021,750
Six Flags Entertainment Corp. (a)	74,462	3,239,097
Texas Roadhouse, Inc.	53,310	4,463,646
Travel + Leisure Co.	163,870	9,494,628
Wendy's Co.	166,528	3,658,620
Wyndham Hotels & Resorts, Inc.	61,725	5,227,490
		41,227,630
Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.5%
KB Home	163,037	$5,279,138
Leggett & Platt, Inc.	253,476	8,820,965
Taylor Morrison Home Corp. (a)	233,544	6,357,068
Toll Brothers, Inc.	214,451	10,083,486
Tri Pointe Homes, Inc. (a)	212,743	4,271,879
		34,812,536
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	124,311	3,823,806
INSURANCE — 6.3%
Alleghany Corp. (a)	26,116	22,120,252
American Financial Group, Inc.	66,966	9,751,589
Brighthouse Financial, Inc. (a)	147,680	7,629,149
CNO Financial Group, Inc.	232,514	5,833,776
First American Financial Corp.	113,197	7,337,430
Hanover Insurance Group, Inc.	67,635	10,112,785
Kemper Corp.	113,842	6,436,627
Mercury General Corp.	50,169	2,759,295
Old Republic International Corp.	544,624	14,089,423
Primerica, Inc.	28,380	3,882,952
Reinsurance Group of America, Inc.	128,227	14,035,727
RenaissanceRe Holdings, Ltd.	83,881	13,295,977
RLI Corp.	30,048	3,324,210
Selective Insurance Group, Inc.	114,886	10,266,213
Unum Group	388,123	12,229,756
		143,105,161
INTERACTIVE MEDIA & SERVICES — 0.2%
TripAdvisor, Inc. (a)	108,445	2,941,028
Yelp, Inc. (a)	66,031	2,252,318
		5,193,346
IT SERVICES — 2.2%
Alliance Data Systems Corp.	94,598	5,311,678
Euronet Worldwide, Inc. (a)	66,311	8,630,377
Genpact, Ltd.	110,856	4,823,345
Kyndryl Holdings, Inc. (a)	343,240	4,503,309
Sabre Corp. (a)	317,471	3,628,693
Western Union Co.	751,204	14,077,563
WEX, Inc. (a)	48,572	8,667,673
		49,642,638
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co. (a) (b)	224,196	5,250,671
Polaris, Inc. (b)	61,860	6,515,095
		11,765,766
MACHINERY — 4.5%
AGCO Corp.	116,979	17,082,443
Colfax Corp. (a)	153,282	6,099,091
Crane Co.	48,663	5,269,230
Donaldson Co., Inc.	115,168	5,980,674
Flowserve Corp.	247,516	8,885,824
Graco, Inc.	129,221	9,009,288
ITT, Inc.	71,653	5,389,022
Kennametal, Inc.	157,840	4,515,802

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	47,142	$6,496,639
Middleby Corp. (a)	38,039	6,236,114
Oshkosh Corp.	127,066	12,789,193
Terex Corp.	132,871	4,738,180
Timken Co.	131,111	7,958,438
Trinity Industries, Inc.	77,245	2,654,138
		103,104,076
MARINE — 0.4%
Kirby Corp. (a)	114,297	8,251,101
MEDIA — 0.9%
Cable One, Inc.	4,011	5,873,067
John Wiley & Sons, Inc. Class A	41,138	2,181,548
New York Times Co. Class A	134,185	6,151,041
TEGNA, Inc.	237,051	5,309,942
		19,515,598
METALS & MINING — 3.5%
Alcoa Corp.	210,628	18,962,839
Commercial Metals Co.	231,933	9,653,051
Reliance Steel & Aluminum Co.	119,476	21,905,925
Royal Gold, Inc.	50,201	7,092,397
United States Steel Corp.	497,507	18,775,914
Worthington Industries, Inc.	62,568	3,216,621
		79,606,747
MULTI-UTILITIES — 0.7%
Black Hills Corp.	121,196	9,334,516
NorthWestern Corp. (b)	102,576	6,204,822
		15,539,338
MULTILINE RETAIL — 1.8%
Kohl's Corp.	265,367	16,044,089
Macy's, Inc.	570,847	13,905,833
Nordstrom, Inc. (b)	213,219	5,780,367
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	111,269	4,780,116
		40,510,405
OIL, GAS & CONSUMABLE FUELS — 2.3%
CNX Resources Corp. (a)	203,416	4,214,779
DTE Midstream LLC (a)	107,235	5,818,571
EQT Corp.	573,639	19,738,918
Equitrans Midstream Corp.	773,636	6,529,488
HF Sinclair Corp. (a)	283,889	11,312,977
Range Resources Corp. (a)	148,218	4,502,863
		52,117,596
PERSONAL PRODUCTS — 0.7%
BellRing Brands, Inc. (a)	211,390	4,878,881
Coty, Inc. Class A (a)	651,978	5,861,282
Nu Skin Enterprises, Inc. Class A	95,403	4,567,896
		15,308,059
PHARMACEUTICALS — 1.2%
Jazz Pharmaceuticals PLC (a)	117,215	18,246,859
Security Description	Shares	Value
Perrigo Co. PLC	254,061	$9,763,564
		28,010,423
PROFESSIONAL SERVICES — 1.7%
CACI International, Inc. Class A (a)	44,312	13,349,433
KBR, Inc.	93,901	5,139,202
ManpowerGroup, Inc.	102,950	9,669,064
Science Applications International Corp.	108,693	10,018,234
		38,175,933
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc. (a)	49,148	11,768,980
ROAD & RAIL — 2.0%
Knight-Swift Transportation Holdings, Inc.	316,514	15,971,297
Landstar System, Inc.	25,427	3,835,154
Ryder System, Inc.	101,974	8,089,597
Werner Enterprises, Inc.	114,781	4,706,021
XPO Logistics, Inc. (a)	188,215	13,702,052
		46,304,121
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Amkor Technology, Inc.	111,616	2,424,300
Cirrus Logic, Inc. (a)	57,014	4,834,217
CMC Materials, Inc.	18,080	3,352,032
First Solar, Inc. (a)	77,511	6,490,771
MKS Instruments, Inc.	47,434	7,115,100
Semtech Corp. (a)	41,379	2,869,220
Wolfspeed, Inc. (a)	106,084	12,078,724
		39,164,364
SOFTWARE — 1.6%
ACI Worldwide, Inc. (a)	117,594	3,703,035
Blackbaud, Inc. (a)	29,701	1,778,199
CDK Global, Inc.	118,308	5,759,233
CommVault Systems, Inc. (a)	30,063	1,994,680
Envestnet, Inc. (a)	48,438	3,605,725
Fair Isaac Corp. (a)	21,107	9,845,571
NCR Corp. (a)	250,594	10,071,373
		36,757,816
SPECIALTY RETAIL — 2.2%
American Eagle Outfitters, Inc. (b)	167,955	2,821,644
AutoNation, Inc. (a) (b)	40,347	4,017,754
Foot Locker, Inc.	165,571	4,910,836
Gap, Inc.	407,550	5,738,304
Lithia Motors, Inc.	57,762	17,335,532
Murphy USA, Inc.	43,526	8,703,459
Urban Outfitters, Inc. (a)	124,422	3,124,236
Victoria's Secret & Co. (a)	70,442	3,617,901
		50,269,666

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Xerox Holdings Corp.	232,640	$4,692,349
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Capri Holdings, Ltd. (a)	109,118	5,607,574
Carter's, Inc.	80,333	7,389,833
Columbia Sportswear Co.	30,633	2,773,206
Hanesbrands, Inc. (b)	662,969	9,871,608
Skechers U.S.A., Inc. Class A (a)	136,769	5,574,704
		31,216,925
THRIFTS & MORTGAGE FINANCE — 1.3%
Essent Group, Ltd.	210,859	8,689,500
MGIC Investment Corp.	607,337	8,229,416
New York Community Bancorp, Inc.	882,835	9,463,991
Washington Federal, Inc.	124,937	4,100,432
		30,483,339
TRADING COMPANIES & DISTRIBUTORS — 1.5%
GATX Corp.	67,770	8,358,074
MSC Industrial Direct Co., Inc. Class A	90,043	7,672,564
Univar Solutions, Inc. (a)	324,589	10,432,290
Watsco, Inc.	21,354	6,505,283
		32,968,211
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	162,532	8,310,261
TOTAL COMMON STOCKS (Cost $2,257,922,866)		2,270,858,223
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	11,596,173	$11,595,013
State Street Navigator Securities Lending Portfolio II (e) (f)	47,749,562	47,749,562
TOTAL SHORT-TERM INVESTMENTS (Cost $59,344,170)		59,344,575
TOTAL INVESTMENTS — 102.4% (Cost $2,317,267,036)		2,330,202,798
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(54,813,099)
NET ASSETS — 100.0%		$2,275,389,699
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,270,858,223	$—	$—	$2,270,858,223
Short-Term Investments	59,344,575	—	—	59,344,575
TOTAL INVESTMENTS	$2,330,202,798	$—	$—	$2,330,202,798

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,373,204	$2,373,916	$57,361,616	$48,139,974	$(950)	$405	11,596,173	$11,595,013	$1,295
State Street Navigator Securities Lending Portfolio II	5,542,107	5,542,107	141,680,097	99,472,642	—	—	47,749,562	47,749,562	10,830
Total		$7,916,023	$199,041,713	$147,612,616	$(950)	$405		$59,344,575	$12,125
See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.3%
Howmet Aerospace, Inc.	6,940	$249,424
L3Harris Technologies, Inc.	3,479	864,427
TransDigm Group, Inc. (a)	906	590,295
		1,704,146
AIR FREIGHT & LOGISTICS — 0.7%
FedEx Corp.	4,228	978,317
United Parcel Service, Inc. Class B	12,644	2,711,632
		3,689,949
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	2,260	131,103
American Airlines Group, Inc. (a)	11,101	202,593
Delta Air Lines, Inc. (a)	10,961	433,727
		767,423
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	4,720	565,031
BorgWarner, Inc.	4,171	162,252
		727,283
AUTOMOBILES — 3.5%
Ford Motor Co.	68,029	1,150,370
General Motors Co. (a)	24,998	1,093,413
Tesla, Inc. (a)	14,614	15,748,046
		17,991,829
BANKS — 3.3%
Bank of America Corp.	123,712	5,099,408
Citigroup, Inc.	34,540	1,844,436
Comerica, Inc.	2,360	213,415
Fifth Third Bancorp	12,176	524,055
JPMorgan Chase & Co.	51,572	7,030,295
KeyCorp.	16,727	374,350
PNC Financial Services Group, Inc.	7,362	1,357,921
Regions Financial Corp.	16,630	370,184
		16,814,064
BEVERAGES — 1.8%
Brown-Forman Corp. Class B	3,230	216,474
Coca-Cola Co.	67,436	4,181,032
Constellation Brands, Inc. Class A	2,897	667,237
Molson Coors Beverage Co. Class B	3,444	183,841
PepsiCo, Inc.	24,105	4,034,695
		9,283,279
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	30,745	4,984,072
Amgen, Inc.	9,948	2,405,625
Biogen, Inc. (a)	2,540	534,924
Gilead Sciences, Inc.	21,806	1,296,367
Incyte Corp. (a)	3,244	257,638
Regeneron Pharmaceuticals, Inc. (a)	1,864	1,301,855
Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (a)	4,342	$1,133,132
		11,913,613
BUILDING PRODUCTS — 0.3%
Johnson Controls International PLC	12,449	816,281
Trane Technologies PLC	4,228	645,616
		1,461,897
CAPITAL MARKETS — 3.8%
Ameriprise Financial, Inc.	1,917	575,790
Bank of New York Mellon Corp.	13,220	656,109
BlackRock, Inc.	2,428	1,855,405
Cboe Global Markets, Inc.	1,868	213,737
Charles Schwab Corp.	26,006	2,192,566
CME Group, Inc.	6,184	1,470,926
Franklin Resources, Inc.	4,920	137,366
Goldman Sachs Group, Inc.	5,802	1,915,240
Intercontinental Exchange, Inc.	9,827	1,298,343
Invesco, Ltd.	6,564	151,366
MarketAxess Holdings, Inc.	575	195,615
Moody's Corp.	2,852	962,293
Morgan Stanley	24,667	2,155,896
MSCI, Inc.	1,429	718,615
Nasdaq, Inc.	1,904	339,293
Northern Trust Corp.	3,736	435,057
Raymond James Financial, Inc.	3,125	343,469
S&P Global, Inc.	6,210	2,547,218
State Street Corp. (b)	6,096	531,084
T Rowe Price Group, Inc.	3,823	577,999
		19,273,387
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	3,802	950,158
Albemarle Corp.	1,912	422,839
CF Industries Holdings, Inc.	3,736	385,032
Corteva, Inc.	12,898	741,377
Dow, Inc.	12,906	822,370
Eastman Chemical Co.	2,360	264,462
Ecolab, Inc.	4,303	759,738
FMC Corp.	2,360	310,505
International Flavors & Fragrances, Inc.	4,283	562,487
Linde PLC (a)	8,952	2,859,537
LyondellBasell Industries NV Class A	4,532	465,980
Mosaic Co.	6,244	415,226
PPG Industries, Inc.	4,228	554,164
		9,513,875
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	1,511	642,764
Republic Services, Inc.	3,736	495,020
Waste Management, Inc.	6,685	1,059,573
		2,197,357
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	3,936	547,025
Cisco Systems, Inc.	73,246	4,084,197

See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Juniper Networks, Inc.	5,847	$217,275
Motorola Solutions, Inc.	2,877	696,809
		5,545,306
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	1,023	393,742
CONSUMER FINANCE — 0.8%
American Express Co.	10,920	2,042,040
Capital One Financial Corp.	7,400	971,546
Discover Financial Services	5,264	580,040
Synchrony Financial	9,543	332,192
		3,925,818
CONTAINERS & PACKAGING — 0.2%
Ball Corp.	5,704	513,360
International Paper Co.	6,702	309,297
Westrock Co.	4,820	226,685
		1,049,342
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.	123,840	2,926,339
Verizon Communications, Inc.	73,089	3,723,154
		6,649,493
ELECTRIC UTILITIES — 1.1%
Edison International	6,622	464,202
Entergy Corp.	3,396	396,483
Eversource Energy	6,108	538,665
Exelon Corp.	17,064	812,758
FirstEnergy Corp.	9,481	434,799
NextEra Energy, Inc.	34,062	2,885,392
		5,532,299
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	3,950	526,061
Eaton Corp. PLC	6,880	1,044,109
Emerson Electric Co.	10,476	1,027,172
Rockwell Automation, Inc.	1,942	543,818
		3,141,160
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	10,416	784,846
Corning, Inc.	13,307	491,161
Keysight Technologies, Inc. (a)	3,244	512,455
TE Connectivity, Ltd.	5,761	754,576
Trimble, Inc. (a)	4,302	310,346
Zebra Technologies Corp. Class A (a)	956	395,497
		3,248,881
ENERGY EQUIPMENT & SERVICES — 0.3%
Halliburton Co.	15,557	589,143
Schlumberger NV	24,270	1,002,594
		1,591,737
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	13,408	1,074,115
Electronic Arts, Inc.	4,834	611,549
Security Description	Shares	Value
Live Nation Entertainment, Inc. (a)	2,390	$281,160
Take-Two Interactive Software, Inc. (a)	1,892	290,876
Walt Disney Co. (a)	31,505	4,321,226
		6,578,926
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
American Tower Corp. REIT	7,947	1,996,445
AvalonBay Communities, Inc. REIT	2,393	594,350
Boston Properties, Inc. REIT	2,360	303,968
Digital Realty Trust, Inc. REIT	4,790	679,222
Duke Realty Corp. REIT	6,590	382,615
Equinix, Inc. REIT	1,590	1,179,176
Equity Residential REIT	6,024	541,678
Essex Property Trust, Inc. REIT	1,073	370,700
Extra Space Storage, Inc. REIT	2,290	470,824
Healthpeak Properties, Inc. REIT	9,440	324,075
Host Hotels & Resorts, Inc. REIT	12,344	239,844
Iron Mountain, Inc. REIT	5,112	283,256
Kimco Realty Corp. REIT	10,519	259,819
Prologis, Inc. REIT	12,836	2,072,757
Realty Income Corp. REIT	9,560	662,508
Regency Centers Corp. REIT	2,856	203,747
Simon Property Group, Inc. REIT	5,747	756,075
Ventas, Inc. REIT	6,668	411,816
Vornado Realty Trust REIT	2,856	129,434
Welltower, Inc. REIT	7,212	693,362
Weyerhaeuser Co. REIT	12,894	488,683
		13,044,354
FOOD & STAPLES RETAILING — 1.1%
Kroger Co.	11,911	683,334
Sysco Corp.	8,948	730,604
Walmart, Inc.	24,633	3,668,346
Walgreens Boots Alliance, Inc.	12,406	555,417
		5,637,701
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	9,634	869,565
Campbell Soup Co.	3,550	158,223
Conagra Brands, Inc.	8,478	284,606
General Mills, Inc.	10,464	708,622
Hershey Co.	2,448	530,310
Hormel Foods Corp.	4,772	245,949
J.M. Smucker Co.	1,868	252,946
Kellogg Co.	4,290	276,662
Kraft Heinz Co.	11,617	457,594
McCormick & Co., Inc.	4,332	432,334
Mondelez International, Inc. Class A	24,388	1,531,079
Tyson Foods, Inc. Class A	5,212	467,151
		6,215,041
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	30,784	3,643,594
Baxter International, Inc.	8,670	672,272
Becton Dickinson & Co.	4,991	1,327,606
Boston Scientific Corp. (a)	24,650	1,091,748

See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Edwards Lifesciences Corp. (a)	10,836	$1,275,614
Hologic, Inc. (a)	4,402	338,162
IDEXX Laboratories, Inc. (a)	1,448	792,143
Medtronic PLC	23,330	2,588,463
		11,729,602
HEALTH CARE PROVIDERS & SERVICES — 3.5%
AmerisourceBergen Corp.	2,467	381,670
Anthem, Inc.	4,205	2,065,580
Cardinal Health, Inc.	5,232	296,654
Cigna Corp.	5,715	1,369,371
CVS Health Corp.	22,794	2,306,981
DaVita, Inc. (a)	1,227	138,786
Henry Schein, Inc. (a)	2,460	214,487
Humana, Inc.	2,300	1,000,891
Laboratory Corp. of America Holdings (a)	1,747	460,614
McKesson Corp.	2,758	844,307
Quest Diagnostics, Inc.	2,072	283,574
UnitedHealth Group, Inc.	16,416	8,371,667
		17,734,582
HOTELS, RESTAURANTS & LEISURE — 1.9%
Booking Holdings, Inc. (a)	730	1,714,368
Hilton Worldwide Holdings, Inc. (a)	4,793	727,290
Las Vegas Sands Corp. (a)	5,856	227,623
Marriott International, Inc. Class A (a)	4,680	822,510
McDonald's Corp.	12,904	3,190,901
MGM Resorts International	7,012	294,083
Royal Caribbean Cruises, Ltd. (a)	3,783	316,940
Starbucks Corp.	20,409	1,856,607
Yum! Brands, Inc.	5,254	622,757
		9,773,079
HOUSEHOLD DURABLES — 0.1%
Newell Brands, Inc.	6,788	145,331
PulteGroup, Inc.	4,506	188,801
Whirlpool Corp.	1,006	173,817
		507,949
HOUSEHOLD PRODUCTS — 1.5%
Colgate-Palmolive Co.	14,766	1,119,706
Procter & Gamble Co.	41,680	6,368,704
		7,488,410
INDUSTRIAL CONGLOMERATES — 0.5%
General Electric Co.	19,002	1,738,683
Roper Technologies, Inc.	1,868	882,126
		2,620,809
INSURANCE — 1.9%
Aflac, Inc.	10,904	702,109
Allstate Corp.	4,880	675,929
Arthur J Gallagher & Co.	3,553	620,354
Assurant, Inc.	984	178,921
Chubb, Ltd.	7,486	1,601,255
Globe Life, Inc.	1,490	149,894
Security Description	Shares	Value
Hartford Financial Services Group, Inc.	6,066	$435,599
Lincoln National Corp.	3,192	208,629
Marsh & McLennan Cos., Inc.	8,748	1,490,834
MetLife, Inc.	12,223	859,032
Principal Financial Group, Inc.	4,280	314,195
Progressive Corp.	10,038	1,144,232
Prudential Financial, Inc.	6,702	791,975
Travelers Cos., Inc.	4,314	788,297
		9,961,255
INTERACTIVE MEDIA & SERVICES — 5.5%
Alphabet, Inc. Class A (a)	5,219	14,515,866
Alphabet, Inc. Class C (a)	4,847	13,537,622
		28,053,488
INTERNET & DIRECT MARKETING RETAIL — 5.0%
Amazon.com, Inc. (a)	7,612	24,814,740
eBay, Inc.	11,227	642,858
Etsy, Inc. (a)	2,290	284,601
		25,742,199
IT SERVICES — 3.1%
Accenture PLC Class A	10,998	3,708,856
Akamai Technologies, Inc. (a)	2,852	340,500
DXC Technology Co. (a)	4,482	146,248
Mastercard, Inc. Class A	15,086	5,391,435
Visa, Inc. Class A	28,876	6,403,830
		15,990,869
LEISURE EQUIPMENT & PRODUCTS — 0.0%
Hasbro, Inc.	2,260	185,139
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Agilent Technologies, Inc.	5,203	688,513
Bio-Rad Laboratories, Inc. Class A (a)	433	243,879
Danaher Corp.	10,920	3,203,164
Illumina, Inc. (a)	2,757	963,296
Mettler-Toledo International, Inc. (a)	426	584,979
PerkinElmer, Inc.	2,248	392,186
Thermo Fisher Scientific, Inc.	6,860	4,051,859
Waters Corp. (a)	1,050	325,909
West Pharmaceutical Services, Inc.	1,334	547,887
		11,001,672
MACHINERY — 1.9%
Caterpillar, Inc.	9,505	2,117,904
Cummins, Inc.	2,449	502,314
Deere & Co.	4,874	2,024,952
Dover Corp.	2,405	377,345
Fortive Corp.	5,946	362,290
IDEX Corp.	1,376	263,821
Illinois Tool Works, Inc.	4,981	1,043,021
Ingersoll Rand, Inc.	6,744	339,560
PACCAR, Inc.	6,096	536,875
Parker-Hannifin Corp.	2,260	641,298
Pentair PLC	2,952	160,028
Snap-on, Inc.	984	202,192

See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Stanley Black & Decker, Inc.	2,852	$398,681
Westinghouse Air Brake Technologies Corp.	3,195	307,263
Xylem, Inc.	3,244	276,583
		9,554,127
MEDIA — 1.1%
Charter Communications, Inc. Class A (a)	2,069	1,128,681
Comcast Corp. Class A	79,383	3,716,712
Discovery, Inc. Class A (a)	2,868	71,471
Discovery, Inc. Class C (a)	5,158	128,795
Interpublic Group of Cos., Inc.	6,692	237,231
News Corp. Class A	6,692	148,228
News Corp. Class B	2,012	45,310
Omnicom Group, Inc.	3,724	316,093
		5,792,521
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	25,481	1,267,425
Newmont Corp.	13,782	1,094,980
		2,362,405
MULTI-UTILITIES — 0.4%
Consolidated Edison, Inc.	6,051	572,909
Public Service Enterprise Group, Inc.	8,750	612,500
Sempra Energy	5,451	916,422
		2,101,831
MULTILINE RETAIL — 0.5%
Dollar Tree, Inc. (a)	3,963	634,675
Target Corp.	8,364	1,775,008
		2,409,683
OIL, GAS & CONSUMABLE FUELS — 3.8%
APA Corp.	6,708	277,242
Chevron Corp.	33,503	5,455,294
ConocoPhillips	22,711	2,271,100
Devon Energy Corp.	10,568	624,886
Exxon Mobil Corp.	73,466	6,067,557
Hess Corp.	4,720	505,229
Kinder Morgan, Inc.	33,786	638,893
Marathon Petroleum Corp.	10,090	862,695
Occidental Petroleum Corp.	14,860	843,156
ONEOK, Inc.	7,624	538,483
Pioneer Natural Resources Co.	3,911	977,867
Williams Cos., Inc.	21,012	702,011
		19,764,413
PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb Co.	37,932	2,770,174
Eli Lilly & Co.	13,786	3,947,897
Merck & Co., Inc.	43,973	3,607,985
Pfizer, Inc.	97,083	5,025,987
Viatris, Inc.	20,932	227,740
		15,579,783
Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.2%
Leidos Holdings, Inc.	2,390	$258,168
Nielsen Holdings PLC	6,422	174,935
Robert Half International, Inc.	1,912	218,312
Verisk Analytics, Inc.	2,852	612,125
		1,263,540
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	5,756	526,789
ROAD & RAIL — 1.1%
CSX Corp.	39,395	1,475,343
Norfolk Southern Corp.	4,253	1,213,040
Union Pacific Corp.	11,089	3,029,626
		5,718,009
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.2%
Advanced Micro Devices, Inc. (a)	28,375	3,102,522
Analog Devices, Inc.	9,341	1,542,946
Applied Materials, Inc.	15,461	2,037,760
Intel Corp.	70,502	3,494,079
KLA Corp.	2,752	1,007,397
Lam Research Corp.	2,444	1,313,919
Micron Technology, Inc.	19,401	1,511,144
NVIDIA Corp.	43,446	11,854,676
QUALCOMM, Inc.	19,583	2,992,674
Texas Instruments, Inc.	16,023	2,939,900
		31,797,017
SOFTWARE — 10.5%
Adobe, Inc. (a)	8,189	3,731,072
ANSYS, Inc. (a)	1,423	452,016
Autodesk, Inc. (a)	3,771	808,314
Intuit, Inc.	4,858	2,335,921
Microsoft Corp.	130,531	40,244,013
NortonLifeLock, Inc.	10,022	265,783
Oracle Corp.	27,454	2,271,269
salesforce.com, Inc. (a)	17,103	3,631,309
		53,739,697
SPECIALTY RETAIL — 1.9%
Best Buy Co., Inc.	3,838	348,874
CarMax, Inc. (a)	2,868	276,705
Home Depot, Inc.	18,171	5,439,125
Lowe's Cos., Inc.	11,731	2,371,891
TJX Cos., Inc.	20,887	1,265,335
		9,701,930
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.4%
Apple, Inc.	269,940	47,134,223
Hewlett Packard Enterprise Co.	22,667	378,766
HP, Inc.	18,849	684,219
Seagate Technology Holdings PLC	3,489	313,661
		48,510,869
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	22,145	2,979,831

See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PVH Corp.	1,376	$105,415
Ralph Lauren Corp.	884	100,281
Tapestry, Inc.	4,742	176,165
Under Armour, Inc. Class A (a)	3,410	58,038
Under Armour, Inc. Class C (a)	3,617	56,281
VF Corp.	5,604	318,644
		3,794,655
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	9,984	593,049
United Rentals, Inc. (a)	1,276	453,248
W.W. Grainger, Inc.	772	398,190
		1,444,487
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	3,244	536,979
TOTAL COMMON STOCKS (Cost $469,971,536)		513,279,690
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d) (Cost $306,007)	306,068	306,037
TOTAL INVESTMENTS — 100.0% (Cost $470,277,543)		513,585,727
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		237,378
NET ASSETS — 100.0%		$513,823,105

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	Amount shown represents less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1	06/17/2022	$181,910	$198,480	$16,570

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$513,279,690	$—	$—	$513,279,690
Short-Term Investment	306,037	—	—	306,037
TOTAL INVESTMENTS	$513,585,727	$—	$—	$513,585,727
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	16,570	—	—	16,570
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	2,976	$244,865	$311,456	$36,245	$12,988	$(1,980)	6,096	$531,084	$8,742
State Street Institutional Liquid Reserves Fund, Premier Class	112,404	112,438	6,791,485	6,597,576	(338)	28	306,068	306,037	285
Total		$357,303	$7,102,941	$6,633,821	$12,650	$(1,952)		$837,121	$9,027
See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
Boeing Co. (a)	20,583	$3,941,644
General Dynamics Corp.	8,659	2,088,378
Howmet Aerospace, Inc.	14,663	526,988
Huntington Ingalls Industries, Inc.	1,445	288,191
L3Harris Technologies, Inc.	7,380	1,833,709
Lockheed Martin Corp.	9,102	4,017,623
Northrop Grumman Corp.	5,550	2,482,071
Raytheon Technologies Corp.	56,061	5,553,963
Textron, Inc.	8,525	634,089
TransDigm Group, Inc. (a)	1,983	1,292,004
		22,658,660
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	5,057	544,690
Expeditors International of Washington, Inc.	6,387	658,883
FedEx Corp.	9,116	2,109,351
United Parcel Service, Inc. Class B	27,424	5,881,351
		9,194,275
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	4,759	276,070
American Airlines Group, Inc. (a) (b)	24,149	440,719
Delta Air Lines, Inc. (a)	24,102	953,716
Southwest Airlines Co. (a)	22,401	1,025,966
United Airlines Holdings, Inc. (a)	12,144	562,996
		3,259,467
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	10,189	1,219,725
BorgWarner, Inc.	9,001	350,139
		1,569,864
AUTOMOBILES — 2.8%
Ford Motor Co.	146,719	2,481,018
General Motors Co. (a)	54,371	2,378,187
Tesla, Inc. (a)	31,446	33,886,210
		38,745,415
BANKS — 3.9%
Bank of America Corp.	267,018	11,006,482
Citigroup, Inc.	74,487	3,977,606
Citizens Financial Group, Inc.	16,132	731,264
Comerica, Inc.	5,021	454,049
Fifth Third Bancorp	25,877	1,113,746
First Republic Bank	6,593	1,068,725
Huntington Bancshares, Inc.	55,572	812,463
JPMorgan Chase & Co.	110,948	15,124,431
KeyCorp.	35,769	800,510
M&T Bank Corp.	4,896	829,872
People's United Financial, Inc.	16,145	322,739
PNC Financial Services Group, Inc.	15,780	2,910,621
Regions Financial Corp.	36,204	805,901
Security Description	Shares	Value
Signature Bank	2,357	$691,756
SVB Financial Group (a)	2,251	1,259,322
Truist Financial Corp.	50,326	2,853,484
US Bancorp	50,684	2,693,855
Wells Fargo & Co.	145,964	7,073,415
Zions Bancorp NA	5,699	373,626
		54,903,867
BEVERAGES — 1.5%
Brown-Forman Corp. Class B	6,801	455,803
Coca-Cola Co.	146,397	9,076,614
Constellation Brands, Inc. Class A	6,176	1,422,457
Molson Coors Beverage Co. Class B	7,198	384,229
Monster Beverage Corp. (a)	13,961	1,115,484
PepsiCo, Inc.	52,050	8,712,129
		21,166,716
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	66,295	10,747,082
Amgen, Inc.	21,160	5,116,911
Biogen, Inc. (a)	5,513	1,161,038
Gilead Sciences, Inc.	46,890	2,787,610
Incyte Corp. (a)	7,155	568,250
Moderna, Inc. (a)	13,168	2,268,320
Regeneron Pharmaceuticals, Inc. (a)	3,986	2,783,902
Vertex Pharmaceuticals, Inc. (a)	9,581	2,500,354
		27,933,467
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	5,108	326,350
Allegion PLC	3,493	383,461
Carrier Global Corp.	32,548	1,492,977
Fortune Brands Home & Security, Inc.	5,208	386,850
Johnson Controls International PLC	26,659	1,748,031
Masco Corp.	9,203	469,353
Trane Technologies PLC	8,893	1,357,961
		6,164,983
CAPITAL MARKETS — 3.0%
Ameriprise Financial, Inc.	4,238	1,272,926
Bank of New York Mellon Corp.	27,789	1,379,168
BlackRock, Inc.	5,342	4,082,196
Cboe Global Markets, Inc.	4,006	458,366
Charles Schwab Corp.	56,238	4,741,426
CME Group, Inc.	13,501	3,211,348
FactSet Research Systems, Inc.	1,419	616,059
Franklin Resources, Inc.	10,280	287,018
Goldman Sachs Group, Inc.	12,792	4,222,639
Intercontinental Exchange, Inc.	21,104	2,788,260
Invesco, Ltd.	12,769	294,453
MarketAxess Holdings, Inc.	1,399	475,940
Moody's Corp.	6,062	2,045,379
Morgan Stanley	53,247	4,653,788
MSCI, Inc.	3,014	1,515,680

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	4,260	$759,132
Northern Trust Corp.	7,823	910,988
Raymond James Financial, Inc.	7,060	775,965
S&P Global, Inc.	13,237	5,429,553
State Street Corp. (c)	13,699	1,193,457
T Rowe Price Group, Inc.	8,557	1,293,733
		42,407,474
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	8,360	2,089,248
Albemarle Corp.	4,300	950,945
Celanese Corp.	4,119	588,481
CF Industries Holdings, Inc.	8,000	824,480
Corteva, Inc.	27,768	1,596,105
Dow, Inc.	27,637	1,761,030
DuPont de Nemours, Inc.	19,592	1,441,579
Eastman Chemical Co.	4,847	543,155
Ecolab, Inc.	9,285	1,639,360
FMC Corp.	4,919	647,193
International Flavors & Fragrances, Inc.	9,386	1,232,663
Linde PLC (a)	19,292	6,162,444
LyondellBasell Industries NV Class A	9,793	1,006,916
Mosaic Co.	13,890	923,685
PPG Industries, Inc.	8,848	1,159,707
Sherwin-Williams Co.	9,096	2,270,543
		24,837,534
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	3,365	1,431,437
Copart, Inc. (a)	7,811	980,046
Republic Services, Inc.	7,890	1,045,425
Rollins, Inc.	8,396	294,280
Waste Management, Inc.	14,518	2,301,103
		6,052,291
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	8,353	1,160,900
Cisco Systems, Inc.	158,842	8,857,030
F5, Inc. (a)	2,265	473,272
Juniper Networks, Inc.	12,446	462,493
Motorola Solutions, Inc.	6,377	1,544,509
		12,498,204
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,199	684,240
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,385	917,963
Vulcan Materials Co.	5,018	921,806
		1,839,769
CONSUMER FINANCE — 0.6%
American Express Co.	23,101	4,319,887
Capital One Financial Corp.	15,545	2,040,903
Discover Financial Services	10,821	1,192,366
Security Description	Shares	Value
Synchrony Financial	19,584	$681,719
		8,234,875
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	58,204	659,451
Avery Dennison Corp.	3,030	527,129
Ball Corp.	12,438	1,119,420
International Paper Co.	14,812	683,574
Packaging Corp. of America	3,621	565,274
Sealed Air Corp.	5,670	379,663
Westrock Co.	9,987	469,689
		4,404,200
DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,399	680,382
LKQ Corp.	10,125	459,776
Pool Corp.	1,455	615,247
		1,755,405
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (a)	68,793	24,277,738
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc.	267,653	6,324,640
Lumen Technologies, Inc. (b)	34,608	390,032
Verizon Communications, Inc.	157,690	8,032,729
		14,747,401
ELECTRIC UTILITIES — 1.8%
Alliant Energy Corp.	9,339	583,501
American Electric Power Co., Inc.	18,804	1,876,075
Constellation Energy Corp.	12,192	685,800
Duke Energy Corp.	28,813	3,217,260
Edison International	14,260	999,626
Entergy Corp.	7,579	884,848
Evergy, Inc.	8,625	589,432
Eversource Energy	12,907	1,138,268
Exelon Corp.	36,509	1,738,924
FirstEnergy Corp.	20,486	939,488
NextEra Energy, Inc.	73,513	6,227,286
NRG Energy, Inc.	9,178	352,068
Pinnacle West Capital Corp.	4,177	326,224
PPL Corp.	28,983	827,754
Southern Co.	39,692	2,878,067
Xcel Energy, Inc.	20,304	1,465,340
		24,729,961
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	8,738	1,163,727
Eaton Corp. PLC	14,932	2,266,080
Emerson Electric Co.	22,459	2,202,105
Generac Holdings, Inc. (a)	2,370	704,506
Rockwell Automation, Inc.	4,285	1,199,929
		7,536,347
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	22,565	1,700,273

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CDW Corp.	5,192	$928,797
Corning, Inc.	28,057	1,035,584
IPG Photonics Corp. (a)	1,336	146,639
Keysight Technologies, Inc. (a)	6,877	1,086,360
TE Connectivity, Ltd.	12,375	1,620,878
Teledyne Technologies, Inc. (a)	1,656	782,675
Trimble, Inc. (a)	9,345	674,148
Zebra Technologies Corp. Class A (a)	1,997	826,159
		8,801,513
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	33,353	1,214,383
Halliburton Co.	33,673	1,275,196
Schlumberger NV	52,792	2,180,838
		4,670,417
ENTERTAINMENT — 1.5%
Activision Blizzard, Inc.	29,055	2,327,596
Electronic Arts, Inc.	10,587	1,339,361
Live Nation Entertainment, Inc. (a)	4,951	582,436
Netflix, Inc. (a)	16,670	6,244,415
Take-Two Interactive Software, Inc. (a) (b)	4,254	654,010
Walt Disney Co. (a)	68,405	9,382,430
		20,530,248
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. REIT	5,357	1,078,096
American Tower Corp. REIT	17,120	4,300,886
AvalonBay Communities, Inc. REIT	5,235	1,300,217
Boston Properties, Inc. REIT	5,306	683,413
Crown Castle International Corp. REIT	16,206	2,991,628
Digital Realty Trust, Inc. REIT	10,535	1,493,863
Duke Realty Corp. REIT	14,100	818,646
Equinix, Inc. REIT	3,416	2,533,374
Equity Residential REIT	12,902	1,160,148
Essex Property Trust, Inc. REIT	2,469	852,990
Extra Space Storage, Inc. REIT	5,002	1,028,411
Federal Realty Investment Trust REIT	2,646	322,997
Healthpeak Properties, Inc. REIT	20,337	698,169
Host Hotels & Resorts, Inc. REIT	26,640	517,615
Iron Mountain, Inc. REIT	10,985	608,679
Kimco Realty Corp. REIT	22,585	557,850
Mid-America Apartment Communities, Inc. REIT	4,220	883,879
Prologis, Inc. REIT	27,694	4,472,027
Public Storage REIT	5,780	2,255,818
Realty Income Corp. REIT	21,474	1,488,148
Regency Centers Corp. REIT	5,988	427,184
SBA Communications Corp. REIT	4,072	1,401,175
Simon Property Group, Inc. REIT	12,320	1,620,819
UDR, Inc. REIT	10,489	601,754
Security Description	Shares	Value
Ventas, Inc. REIT	14,794	$913,677
Vornado Realty Trust REIT	5,999	271,875
Welltower, Inc. REIT	16,525	1,588,714
Weyerhaeuser Co. REIT	28,183	1,068,136
		37,940,188
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	16,541	9,525,135
Kroger Co.	25,444	1,459,722
Sysco Corp.	19,233	1,570,375
Walmart, Inc.	53,138	7,913,311
Walgreens Boots Alliance, Inc.	27,007	1,209,103
		21,677,646
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	20,933	1,889,412
Campbell Soup Co.	7,644	340,693
Conagra Brands, Inc.	18,063	606,375
General Mills, Inc.	22,947	1,553,971
Hershey Co.	5,454	1,181,500
Hormel Foods Corp.	10,527	542,562
J.M. Smucker Co.	4,080	552,473
Kellogg Co.	9,607	619,555
Kraft Heinz Co.	26,612	1,048,247
Lamb Weston Holdings, Inc.	5,433	325,491
McCormick & Co., Inc.	9,310	929,138
Mondelez International, Inc. Class A	52,149	3,273,914
Tyson Foods, Inc. Class A	11,181	1,002,153
		13,865,484
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	4,881	583,231
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	66,479	7,868,455
ABIOMED, Inc. (a)	1,631	540,252
Align Technology, Inc. (a)	2,748	1,198,128
Baxter International, Inc.	18,755	1,454,263
Becton Dickinson & Co.	10,695	2,844,870
Boston Scientific Corp. (a)	53,167	2,354,766
Cooper Cos., Inc.	1,753	732,035
DENTSPLY SIRONA, Inc.	8,376	412,267
DexCom, Inc. (a)	3,663	1,873,991
Edwards Lifesciences Corp. (a)	23,352	2,748,997
Hologic, Inc. (a)	9,697	744,924
IDEXX Laboratories, Inc. (a)	3,189	1,744,574
Intuitive Surgical, Inc. (a)	13,422	4,049,149
Medtronic PLC	50,365	5,587,997
ResMed, Inc.	5,421	1,314,647
STERIS PLC	3,652	882,944
Stryker Corp.	12,580	3,363,263
Teleflex, Inc.	1,676	594,695
Zimmer Biomet Holdings, Inc.	7,808	998,643
		41,308,860
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AmerisourceBergen Corp.	5,482	848,120

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Anthem, Inc.	9,095	$4,467,646
Cardinal Health, Inc.	10,405	589,963
Centene Corp. (a)	21,895	1,843,340
Cigna Corp.	12,134	2,907,428
CVS Health Corp.	49,301	4,989,754
DaVita, Inc. (a)	2,316	261,963
HCA Healthcare, Inc.	8,980	2,250,568
Henry Schein, Inc. (a)	5,295	461,671
Humana, Inc.	4,856	2,113,186
Laboratory Corp. of America Holdings (a)	3,499	922,546
McKesson Corp.	5,623	1,721,369
Quest Diagnostics, Inc.	4,640	635,030
UnitedHealth Group, Inc.	35,378	18,041,719
Universal Health Services, Inc. Class B	2,853	413,542
		42,467,845
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	10,526	984,813
HOTELS, RESTAURANTS & LEISURE — 1.9%
Booking Holdings, Inc. (a)	1,534	3,602,522
Caesars Entertainment, Inc. (a)	8,070	624,295
Carnival Corp. (a)	30,187	610,381
Chipotle Mexican Grill, Inc. (a)	1,058	1,673,788
Darden Restaurants, Inc.	4,949	657,970
Domino's Pizza, Inc.	1,365	555,569
Expedia Group, Inc. (a)	5,481	1,072,467
Hilton Worldwide Holdings, Inc. (a)	10,426	1,582,041
Las Vegas Sands Corp. (a)	12,454	484,087
Marriott International, Inc. Class A (a)	10,318	1,813,389
McDonald's Corp.	28,129	6,955,739
MGM Resorts International	14,147	593,325
Norwegian Cruise Line Holdings, Ltd. (a) (b)	13,767	301,222
Penn National Gaming, Inc. (a)	6,232	264,361
Royal Caribbean Cruises, Ltd. (a)	8,376	701,741
Starbucks Corp.	43,206	3,930,450
Wynn Resorts, Ltd. (a)	3,944	314,495
Yum! Brands, Inc.	10,859	1,287,117
		27,024,959
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	12,265	913,865
Garmin, Ltd.	5,710	677,263
Lennar Corp. Class A	9,820	797,090
Mohawk Industries, Inc. (a)	2,152	267,278
Newell Brands, Inc.	14,216	304,365
NVR, Inc. (a)	119	531,605
PulteGroup, Inc.	9,337	391,220
Whirlpool Corp.	2,218	383,226
		4,265,912
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	9,190	913,302
Security Description	Shares	Value
Clorox Co.	4,708	$654,553
Colgate-Palmolive Co.	31,623	2,397,972
Kimberly-Clark Corp.	12,603	1,552,186
Procter & Gamble Co.	90,039	13,757,959
		19,275,972
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	25,157	647,290
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	21,452	3,193,774
General Electric Co.	41,161	3,766,231
Honeywell International, Inc.	25,760	5,012,381
Roper Technologies, Inc.	3,936	1,858,697
		13,831,083
INSURANCE — 2.1%
Aflac, Inc.	22,537	1,451,157
Allstate Corp.	10,537	1,459,480
American International Group, Inc.	31,194	1,958,047
Aon PLC Class A	8,065	2,626,206
Arthur J Gallagher & Co.	7,712	1,346,515
Assurant, Inc.	2,248	408,754
Brown & Brown, Inc.	8,802	636,121
Chubb, Ltd.	16,185	3,461,972
Cincinnati Financial Corp.	5,559	755,802
Everest Re Group, Ltd.	1,444	435,193
Globe Life, Inc.	3,627	364,876
Hartford Financial Services Group, Inc.	12,956	930,370
Lincoln National Corp.	6,257	408,958
Loews Corp.	7,609	493,215
Marsh & McLennan Cos., Inc.	19,004	3,238,662
MetLife, Inc.	26,358	1,852,440
Principal Financial Group, Inc.	9,283	681,465
Progressive Corp.	21,804	2,485,438
Prudential Financial, Inc.	14,170	1,674,469
Travelers Cos., Inc.	9,059	1,655,351
Willis Towers Watson PLC	4,588	1,083,777
WR Berkley Corp.	7,881	524,796
		29,933,064
INTERACTIVE MEDIA & SERVICES — 5.9%
Alphabet, Inc. Class A (a)	11,303	31,437,599
Alphabet, Inc. Class C (a)	10,431	29,133,679
Match Group, Inc. (a)	10,592	1,151,774
Meta Platforms, Inc. Class A (a)	86,737	19,286,839
Twitter, Inc. (a)	29,886	1,156,290
		82,166,181
INTERNET & DIRECT MARKETING RETAIL — 4.0%
Amazon.com, Inc. (a)	16,437	53,583,798
eBay, Inc.	23,532	1,347,442
Etsy, Inc. (a)	4,816	598,533
		55,529,773

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
IT SERVICES — 4.4%
Accenture PLC Class A	23,786	$8,021,353
Akamai Technologies, Inc. (a)	6,196	739,740
Automatic Data Processing, Inc.	15,857	3,608,102
Broadridge Financial Solutions, Inc.	4,274	665,505
Cognizant Technology Solutions Corp. Class A	19,756	1,771,520
DXC Technology Co. (a)	9,646	314,749
EPAM Systems, Inc. (a)	2,133	632,669
Fidelity National Information Services, Inc.	23,085	2,318,196
Fiserv, Inc. (a)	22,337	2,264,972
FleetCor Technologies, Inc. (a)	3,043	757,890
Gartner, Inc. (a)	3,053	908,145
Global Payments, Inc.	10,694	1,463,367
International Business Machines Corp.	33,548	4,361,911
Jack Henry & Associates, Inc.	2,722	536,370
Mastercard, Inc. Class A	32,421	11,586,617
Paychex, Inc.	12,061	1,645,965
PayPal Holdings, Inc. (a)	43,763	5,061,191
VeriSign, Inc. (a)	3,701	823,324
Visa, Inc. Class A	62,294	13,814,940
		61,296,526
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	4,868	398,787
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	11,392	1,507,503
Bio-Rad Laboratories, Inc. Class A (a)	814	458,469
Bio-Techne Corp.	1,461	632,671
Charles River Laboratories International, Inc. (a)	1,938	550,334
Danaher Corp.	23,827	6,989,174
Illumina, Inc. (a)	5,897	2,060,412
IQVIA Holdings, Inc. (a)	7,221	1,669,567
Mettler-Toledo International, Inc. (a)	866	1,189,183
PerkinElmer, Inc.	4,758	830,081
Thermo Fisher Scientific, Inc.	14,793	8,737,486
Waters Corp. (a)	2,329	722,898
West Pharmaceutical Services, Inc.	2,753	1,130,685
		26,478,463
MACHINERY — 1.6%
Caterpillar, Inc.	20,299	4,523,023
Cummins, Inc.	5,336	1,094,467
Deere & Co.	10,563	4,388,504
Dover Corp.	5,364	841,612
Fortive Corp.	13,658	832,182
IDEX Corp.	2,770	531,092
Illinois Tool Works, Inc.	10,840	2,269,896
Ingersoll Rand, Inc.	15,417	776,246
Nordson Corp.	2,036	462,335
Security Description	Shares	Value
Otis Worldwide Corp.	16,044	$1,234,586
PACCAR, Inc.	13,030	1,147,552
Parker-Hannifin Corp.	4,851	1,376,520
Pentair PLC	6,284	340,656
Snap-on, Inc.	2,133	438,289
Stanley Black & Decker, Inc.	6,123	855,934
Westinghouse Air Brake Technologies Corp.	7,283	700,406
Xylem, Inc.	6,729	573,714
		22,387,014
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	4,481	2,444,475
Comcast Corp. Class A	169,928	7,956,029
Discovery, Inc. Class A (a)	6,173	153,831
Discovery, Inc. Class C (a)	11,024	275,269
DISH Network Corp. Class A (a)	9,264	293,206
Fox Corp. Class A	12,330	486,419
Fox Corp. Class B	5,633	204,365
Interpublic Group of Cos., Inc.	14,837	525,972
News Corp. Class A	14,850	328,928
News Corp. Class B	4,683	105,461
Omnicom Group, Inc.	8,031	681,671
Paramount Global Class B	22,567	853,258
		14,308,884
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	55,212	2,746,245
Newmont Corp.	29,987	2,382,467
Nucor Corp.	10,216	1,518,608
		6,647,320
MULTI-UTILITIES — 0.9%
Ameren Corp.	9,671	906,753
CenterPoint Energy, Inc.	24,137	739,557
CMS Energy Corp.	11,001	769,410
Consolidated Edison, Inc.	13,056	1,236,142
Dominion Energy, Inc.	30,173	2,563,800
DTE Energy Co.	7,370	974,388
NiSource, Inc.	14,874	472,993
Public Service Enterprise Group, Inc.	19,068	1,334,760
Sempra Energy	12,150	2,042,658
WEC Energy Group, Inc.	11,826	1,180,353
		12,220,814
MULTILINE RETAIL — 0.5%
Dollar General Corp.	8,704	1,937,772
Dollar Tree, Inc. (a)	8,469	1,356,310
Target Corp.	17,995	3,818,899
		7,112,981
OIL, GAS & CONSUMABLE FUELS — 0.7%
Kinder Morgan, Inc.	73,437	1,388,694
Marathon Petroleum Corp.	21,747	1,859,368
ONEOK, Inc.	16,751	1,183,123
Phillips 66	17,615	1,521,760

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Valero Energy Corp.	15,394	$1,563,107
Williams Cos., Inc.	45,812	1,530,579
		9,046,631
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	8,712	2,372,452
PHARMACEUTICALS — 4.0%
Bristol-Myers Squibb Co.	81,877	5,979,477
Catalent, Inc. (a)	6,414	711,313
Eli Lilly & Co.	29,817	8,538,694
Johnson & Johnson	98,892	17,526,629
Merck & Co., Inc.	94,813	7,779,407
Organon & Co.	9,677	338,018
Pfizer, Inc.	211,322	10,940,140
Viatris, Inc.	45,603	496,161
Zoetis, Inc.	17,750	3,347,472
		55,657,311
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	4,612	1,093,505
Jacobs Engineering Group, Inc.	4,941	680,919
Leidos Holdings, Inc.	5,413	584,712
Nielsen Holdings PLC	13,591	370,219
Robert Half International, Inc.	4,147	473,505
Verisk Analytics, Inc.	6,080	1,304,950
		4,507,810
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	12,677	1,160,199
ROAD & RAIL — 1.0%
CSX Corp.	83,265	3,118,274
JB Hunt Transport Services, Inc.	3,220	646,544
Norfolk Southern Corp.	9,006	2,568,691
Old Dominion Freight Line, Inc.	3,576	1,068,080
Union Pacific Corp.	23,924	6,536,276
		13,937,865
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.2%
Advanced Micro Devices, Inc. (a)	61,393	6,712,711
Analog Devices, Inc.	19,736	3,259,993
Applied Materials, Inc.	33,354	4,396,057
Broadcom, Inc.	15,481	9,748,076
Enphase Energy, Inc. (a)	5,047	1,018,384
Intel Corp.	153,186	7,591,898
KLA Corp.	5,727	2,096,426
Lam Research Corp.	5,239	2,816,539
Microchip Technology, Inc.	21,064	1,582,749
Micron Technology, Inc.	42,002	3,271,536
Monolithic Power Systems, Inc.	1,558	756,689
NVIDIA Corp.	93,911	25,624,556
NXP Semiconductors NV	9,955	1,842,471
Qorvo, Inc. (a)	4,114	510,547
QUALCOMM, Inc.	42,026	6,422,413
Skyworks Solutions, Inc.	6,248	832,733
SolarEdge Technologies, Inc. (a)	1,976	637,003
Teradyne, Inc.	6,304	745,322
Security Description	Shares	Value
Texas Instruments, Inc.	34,618	$6,351,711
		86,217,814
SOFTWARE — 9.2%
Adobe, Inc. (a)	17,718	8,072,675
ANSYS, Inc. (a)	3,281	1,042,210
Autodesk, Inc. (a)	8,317	1,782,749
Cadence Design Systems, Inc. (a)	10,339	1,700,352
Ceridian HCM Holding, Inc. (a)	5,109	349,251
Citrix Systems, Inc.	4,720	476,248
Fortinet, Inc. (a)	5,108	1,745,608
Intuit, Inc.	10,581	5,087,768
Microsoft Corp.	281,609	86,822,871
NortonLifeLock, Inc.	21,805	578,269
Oracle Corp.	59,183	4,896,209
Paycom Software, Inc. (a)	1,751	606,511
PTC, Inc. (a)	3,878	417,738
salesforce.com, Inc. (a)	36,855	7,825,054
ServiceNow, Inc. (a)	7,510	4,182,244
Synopsys, Inc. (a)	5,788	1,928,967
Tyler Technologies, Inc. (a)	1,491	663,331
		128,178,055
SPECIALTY RETAIL — 2.0%
Advance Auto Parts, Inc.	2,343	484,907
AutoZone, Inc. (a)	778	1,590,683
Bath & Body Works, Inc.	9,945	475,371
Best Buy Co., Inc.	8,129	738,926
CarMax, Inc. (a) (b)	6,175	595,764
Gap, Inc.	36	507
Home Depot, Inc.	39,224	11,740,920
Lowe's Cos., Inc.	25,307	5,116,822
O'Reilly Automotive, Inc. (a)	2,529	1,732,264
Ross Stores, Inc.	13,400	1,212,164
TJX Cos., Inc.	45,161	2,735,854
Tractor Supply Co.	4,218	984,355
Ulta Beauty, Inc. (a)	2,100	836,262
		28,244,799
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.6%
Apple, Inc.	582,360	101,685,880
Hewlett Packard Enterprise Co.	49,200	822,132
HP, Inc.	40,668	1,476,248
NetApp, Inc.	8,490	704,670
Seagate Technology Holdings PLC	7,565	680,093
Western Digital Corp. (a)	11,535	572,713
		105,941,736
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	47,946	6,451,614
PVH Corp.	2,659	203,706
Ralph Lauren Corp.	1,725	195,684
Tapestry, Inc.	10,433	387,586
Under Armour, Inc. Class A (a)	7,209	122,697
Under Armour, Inc. Class C (a)	7,404	115,206

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
VF Corp.	12,229	$695,341
		8,171,834
TOBACCO — 0.7%
Altria Group, Inc.	68,483	3,578,237
Philip Morris International, Inc.	58,355	5,481,868
		9,060,105
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	21,669	1,287,139
United Rentals, Inc. (a)	2,693	956,581
W.W. Grainger, Inc.	1,593	821,653
		3,065,373
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	6,763	1,119,479
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	21,924	2,813,945
TOTAL COMMON STOCKS (Cost $1,098,713,501)		1,395,452,829
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e) (f)	1,248,942	1,248,817
State Street Navigator Securities Lending Portfolio II (c) (g)	398,756	398,756
TOTAL SHORT-TERM INVESTMENTS (Cost $1,647,433)		1,647,573
TOTAL INVESTMENTS — 100.0% (Cost $1,100,360,934)		1,397,100,402
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		244,881
NET ASSETS — 100.0%		$1,397,345,283

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,395,452,829	$—	$—	$1,395,452,829
Short-Term Investments	1,647,573	—	—	1,647,573
TOTAL INVESTMENTS	$1,397,100,402	$—	$—	$1,397,100,402
See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	11,303	$930,011	$311,490	$94,767	$26,279	$20,444	13,699	$1,193,457	$21,971
State Street Institutional Liquid Reserves Fund, Premier Class	939,931	940,212	17,147,969	16,838,995	(484)	115	1,248,942	1,248,817	542
State Street Navigator Securities Lending Portfolio II	—	—	3,596,197	3,197,441	—	—	398,756	398,756	271
Total		$1,870,223	$21,055,656	$20,131,203	$25,795	$20,559		$2,841,030	$22,784
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a)	61,372	$2,972,246
Aerojet Rocketdyne Holdings, Inc. (a)	138,098	5,434,156
AeroVironment, Inc. (a)	42,545	4,005,186
Kaman Corp.	51,282	2,229,742
Moog, Inc. Class A	53,468	4,694,491
National Presto Industries, Inc.	9,378	721,637
Park Aerospace Corp.	35,703	465,924
Triumph Group, Inc. (a)	119,204	3,013,477
		23,536,859
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a) (b)	49,746	4,296,562
Forward Air Corp.	49,625	4,852,332
Hub Group, Inc. Class A (a)	62,579	4,831,725
		13,980,619
AIRLINES — 0.5%
Allegiant Travel Co. (a)	28,044	4,554,065
Hawaiian Holdings, Inc. (a) (b)	94,387	1,859,424
SkyWest, Inc. (a)	92,650	2,672,953
		9,086,442
AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	210,269	1,631,687
Dorman Products, Inc. (a)	52,448	4,984,134
Gentherm, Inc. (a)	61,322	4,478,959
LCI Industries	46,637	4,841,387
Motorcar Parts of America, Inc. (a)	35,192	627,473
Patrick Industries, Inc.	41,365	2,494,310
Standard Motor Products, Inc.	35,181	1,517,708
XPEL, Inc. (a) (b)	30,441	1,601,501
		22,177,159
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	61,484	3,321,981
BANKS — 10.1%
Allegiance Bancshares, Inc.	34,986	1,563,174
Ameris Bancorp	122,011	5,353,843
Banc of California, Inc.	99,486	1,926,049
BancFirst Corp.	34,869	2,901,449
Bancorp, Inc. (a)	105,895	3,000,005
BankUnited, Inc.	157,896	6,941,108
Banner Corp.	63,209	3,699,623
Berkshire Hills Bancorp, Inc.	89,514	2,593,221
Brookline Bancorp, Inc.	142,789	2,258,922
Central Pacific Financial Corp.	50,997	1,422,816
City Holding Co.	27,874	2,193,684
Columbia Banking System, Inc.	143,352	4,625,969
Community Bank System, Inc.	99,382	6,971,647
Customers Bancorp, Inc. (a)	55,864	2,912,749
CVB Financial Corp.	249,847	5,798,949
Security Description	Shares	Value
Dime Community Bancshares, Inc.	60,104	$2,077,795
Eagle Bancorp, Inc.	58,786	3,351,390
FB Financial Corp.	65,631	2,915,329
First BanCorp (c)	372,258	4,884,025
First BanCorp (c)	63,607	2,656,864
First Commonwealth Financial Corp.	173,304	2,627,289
First Financial Bancorp	173,300	3,994,565
First Hawaiian, Inc.	235,078	6,556,325
Hanmi Financial Corp.	55,924	1,376,290
Heritage Financial Corp.	64,533	1,617,197
Hilltop Holdings, Inc.	111,860	3,288,684
HomeStreet, Inc.	36,915	1,749,033
Hope Bancorp, Inc.	221,419	3,560,417
Independent Bank Corp.	87,197	7,123,123
Independent Bank Group, Inc.	67,781	4,823,296
Investors Bancorp, Inc.	416,170	6,213,418
Lakeland Financial Corp.	46,638	3,404,574
Meta Financial Group, Inc.	54,902	3,015,218
National Bank Holdings Corp. Class A	55,084	2,218,784
NBT Bancorp, Inc.	79,769	2,882,054
OFG Bancorp	91,317	2,432,685
Pacific Premier Bancorp, Inc.	174,055	6,152,844
Park National Corp. (b)	26,557	3,489,059
Preferred Bank	24,807	1,837,951
Renasant Corp.	102,898	3,441,938
S&T Bancorp, Inc.	72,390	2,141,296
Seacoast Banking Corp. of Florida	107,867	3,777,502
ServisFirst Bancshares, Inc.	90,008	8,576,862
Simmons First National Corp. Class A	207,889	5,450,850
Southside Bancshares, Inc.	59,517	2,430,079
Tompkins Financial Corp.	21,859	1,710,904
Triumph Bancorp, Inc. (a)	43,545	4,094,101
Trustmark Corp.	113,427	3,447,047
United Community Banks, Inc.	193,243	6,724,856
Veritex Holdings, Inc.	90,894	3,469,424
Westamerica BanCorp	49,410	2,989,305
		186,665,581
BEVERAGES — 0.6%
Celsius Holdings, Inc. (a) (b)	70,416	3,885,555
Coca-Cola Consolidated, Inc.	8,557	4,251,545
MGP Ingredients, Inc. (b)	23,068	1,974,390
National Beverage Corp. (b)	42,969	1,869,152
		11,980,642
BIOTECHNOLOGY — 2.0%
Anika Therapeutics, Inc. (a)	26,587	667,600
Avid Bioservices, Inc. (a)	113,375	2,309,449
Coherus Biosciences, Inc. (a)	117,215	1,513,246
Cytokinetics, Inc. (a) (b)	154,693	5,694,249
Eagle Pharmaceuticals, Inc. (a)	20,940	1,036,321
Emergent BioSolutions, Inc. (a)	88,338	3,627,158

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (a)	33,725	$2,400,545
iTeos Therapeutics, Inc. (a)	37,013	1,191,078
Ligand Pharmaceuticals, Inc. (a)	30,757	3,459,855
Myriad Genetics, Inc. (a)	147,291	3,711,733
Organogenesis Holdings, Inc. (a) (b)	116,110	884,758
REGENXBIO, Inc. (a) (b)	69,237	2,297,976
uniQure NV (a) (b)	66,339	1,198,746
Vanda Pharmaceuticals, Inc. (a)	102,595	1,160,349
Vericel Corp. (a)	86,385	3,301,635
Xencor, Inc. (a)	107,582	2,870,288
		37,324,986
BUILDING PRODUCTS — 1.7%
AAON, Inc.	76,219	4,247,685
American Woodmark Corp. (a)	30,516	1,493,758
Apogee Enterprises, Inc.	45,726	2,170,156
Gibraltar Industries, Inc. (a)	60,265	2,588,382
Griffon Corp.	86,962	1,741,849
Insteel Industries, Inc.	35,676	1,319,655
PGT Innovations, Inc. (a)	109,652	1,971,543
Quanex Building Products Corp.	61,460	1,290,045
Resideo Technologies, Inc. (a)	266,204	6,343,641
UFP Industries, Inc.	114,056	8,800,561
		31,967,275
CAPITAL MARKETS — 1.0%
B Riley Financial, Inc. (b)	29,669	2,075,643
Blucora, Inc. (a)	89,742	1,754,456
Brightsphere Investment Group, Inc. (b)	64,417	1,562,112
Donnelley Financial Solutions, Inc. (a)	53,688	1,785,663
Greenhill & Co., Inc.	24,690	381,954
Piper Sandler Cos.	25,937	3,404,231
StoneX Group, Inc. (a)	31,597	2,345,446
Virtus Investment Partners, Inc.	13,160	3,158,269
WisdomTree Investments, Inc. (b)	200,639	1,177,751
		17,645,525
CHEMICALS — 2.8%
AdvanSix, Inc.	51,923	2,652,746
American Vanguard Corp.	49,697	1,009,843
Balchem Corp.	59,695	8,160,307
Ferro Corp. (a)	152,191	3,308,632
FutureFuel Corp.	47,265	459,888
GCP Applied Technologies, Inc. (a) (b)	99,611	3,129,778
Hawkins, Inc.	34,669	1,591,307
HB Fuller Co.	97,389	6,434,491
Innospec, Inc.	45,441	4,205,565
Koppers Holdings, Inc.	39,299	1,081,508
Livent Corp. (a) (b)	297,864	7,765,315
Quaker Chemical Corp. (b)	24,717	4,271,345
Rayonier Advanced Materials, Inc. (a)	117,620	772,763
Security Description	Shares	Value
Stepan Co.	39,324	$3,885,604
Tredegar Corp.	47,204	565,976
Trinseo PLC	71,452	3,423,980
		52,719,048
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	124,164	5,716,511
Brady Corp. Class A	89,057	4,120,667
CoreCivic, Inc. REIT (a)	221,712	2,476,523
Deluxe Corp.	78,312	2,368,155
Harsco Corp. (a)	145,700	1,783,368
Healthcare Services Group, Inc. (b)	137,083	2,545,631
HNI Corp.	80,372	2,977,783
Interface, Inc.	108,830	1,476,823
KAR Auction Services, Inc. (a) (b)	223,437	4,033,038
Matthews International Corp. Class A	57,981	1,876,265
Pitney Bowes, Inc.	304,370	1,582,724
UniFirst Corp.	28,052	5,169,423
US Ecology, Inc. (a)	57,557	2,755,829
Viad Corp. (a)	37,758	1,345,695
		40,228,435
COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	90,636	1,672,234
CalAmp Corp. (a) (b)	66,655	487,248
Comtech Telecommunications Corp.	48,547	761,703
Digi International, Inc. (a)	64,641	1,391,074
Extreme Networks, Inc. (a)	237,663	2,901,865
Harmonic, Inc. (a) (b)	189,391	1,759,443
NETGEAR, Inc. (a)	53,829	1,328,500
NetScout Systems, Inc. (a)	136,139	4,367,339
Plantronics, Inc. (a) (b)	78,818	3,105,429
Viavi Solutions, Inc. (a)	424,099	6,819,512
		24,594,347
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	89,109	5,101,490
Comfort Systems USA, Inc.	66,461	5,915,694
Granite Construction, Inc. (b)	84,310	2,765,368
MYR Group, Inc. (a)	31,118	2,926,337
NV5 Global, Inc. (a)	21,862	2,914,204
		19,623,093
CONSUMER FINANCE — 0.9%
Encore Capital Group, Inc. (a) (b)	45,778	2,871,654
Enova International, Inc. (a)	62,836	2,385,883
EZCORP, Inc. Class A (a)	97,716	590,205
Green Dot Corp. Class A (a)	100,598	2,764,433
LendingTree, Inc. (a)	21,110	2,526,234
PRA Group, Inc. (a)	80,429	3,625,739
World Acceptance Corp. (a) (b)	7,616	1,461,053
		16,225,201

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	66,716	$1,441,066
O-I Glass, Inc. (a)	287,081	3,783,727
		5,224,793
DIVERSIFIED CONSUMER SERVICES — 0.5%
Adtalem Global Education, Inc. (a)	91,621	2,722,060
American Public Education, Inc. (a)	34,451	731,739
Perdoceo Education Corp. (a)	129,196	1,483,170
Strategic Education, Inc.	41,794	2,774,286
WW International, Inc. (a)	97,917	1,001,691
		8,712,946
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	20,116	802,226
Cogent Communications Holdings, Inc.	78,226	5,190,295
Consolidated Communications Holdings, Inc. (a) (b)	131,969	778,617
		6,771,138
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	45,426	2,191,350
Encore Wire Corp.	37,310	4,255,952
Powell Industries, Inc. (b)	16,534	321,090
		6,768,392
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Advanced Energy Industries, Inc.	69,457	5,978,859
Arlo Technologies, Inc. (a)	155,082	1,374,027
Badger Meter, Inc.	53,923	5,376,662
Benchmark Electronics, Inc.	64,765	1,621,716
CTS Corp.	59,277	2,094,849
ePlus, Inc. (a)	49,503	2,775,138
Fabrinet (a)	68,172	7,166,922
FARO Technologies, Inc. (a)	33,474	1,737,970
Insight Enterprises, Inc. (a)	64,325	6,903,359
Itron, Inc. (a) (b)	83,481	4,397,779
Knowles Corp. (a)	169,383	3,646,816
Methode Electronics, Inc.	68,813	2,976,162
OSI Systems, Inc. (a)	30,225	2,572,752
PC Connection, Inc.	20,267	1,061,788
Plexus Corp. (a)	51,832	4,240,376
Rogers Corp. (a)	34,501	9,373,922
Sanmina Corp. (a)	117,175	4,736,213
ScanSource, Inc. (a)	47,264	1,644,315
TTM Technologies, Inc. (a)	191,911	2,844,121
		72,523,746
ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	246,594	2,276,063
Bristow Group, Inc. (a)	42,754	1,585,318
Core Laboratories NV	85,159	2,693,579
DMC Global, Inc. (a) (b)	35,668	1,087,874
Security Description	Shares	Value
Dril-Quip, Inc. (a)	65,082	$2,430,813
Helix Energy Solutions Group, Inc. (a)	261,291	1,248,971
Helmerich & Payne, Inc.	194,506	8,320,967
Nabors Industries, Ltd. (a)	14,329	2,188,325
Oceaneering International, Inc. (a)	183,588	2,783,194
Oil States International, Inc. (a)	113,084	785,934
Patterson-UTI Energy, Inc. (b)	396,692	6,140,792
ProPetro Holding Corp. (a)	155,950	2,172,383
RPC, Inc. (a) (b)	129,262	1,379,226
US Silica Holdings, Inc. (a)	137,179	2,559,760
		37,653,199
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	196,421	3,394,155
Marcus Corp. (a) (b)	40,313	713,540
		4,107,695
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.2%
Acadia Realty Trust REIT	163,172	3,535,937
Agree Realty Corp. REIT (b)	131,418	8,720,898
Alexander & Baldwin, Inc. REIT (a)	133,394	3,093,407
American Assets Trust, Inc. REIT	97,142	3,680,710
Armada Hoffler Properties, Inc. REIT	123,781	1,807,203
Brandywine Realty Trust REIT	315,663	4,463,475
CareTrust REIT, Inc.	178,975	3,454,218
Centerspace REIT	27,659	2,713,901
Chatham Lodging Trust REIT (a)	89,681	1,236,701
Community Healthcare Trust, Inc. REIT	43,243	1,825,287
DiamondRock Hospitality Co. REIT (a)	388,555	3,924,406
Diversified Healthcare Trust REIT	439,536	1,406,515
Easterly Government Properties, Inc. REIT	158,931	3,359,801
Essential Properties Realty Trust, Inc. REIT	224,165	5,671,374
Four Corners Property Trust, Inc. REIT	142,674	3,857,905
Franklin Street Properties Corp. REIT	175,265	1,034,064
GEO Group, Inc. REIT (a) (b)	226,168	1,494,970
Getty Realty Corp. REIT	72,596	2,077,698
Global Net Lease, Inc. REIT	190,523	2,996,927
Hersha Hospitality Trust REIT (a)	60,711	551,256
Independence Realty Trust, Inc. REIT	406,775	10,755,131
Industrial Logistics Properties Trust REIT	120,242	2,725,886
Innovative Industrial Properties, Inc. REIT (b)	47,228	9,700,631

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
iStar, Inc. REIT (b)	127,766	$2,991,002
LTC Properties, Inc. REIT (b)	72,683	2,796,115
LXP Industrial Trust REIT	521,427	8,186,404
NexPoint Residential Trust, Inc. REIT	41,882	3,782,363
Office Properties Income Trust REIT	89,242	2,296,197
Orion Office REIT, Inc.	104,126	1,457,764
Retail Opportunity Investments Corp. REIT	223,915	4,341,712
RPT Realty REIT	154,985	2,134,143
Safehold, Inc. REIT (b)	26,067	1,445,415
Saul Centers, Inc. REIT	23,943	1,261,796
Service Properties Trust REIT	303,644	2,681,177
SITE Centers Corp. REIT	331,048	5,531,812
Summit Hotel Properties, Inc. REIT (a)	195,787	1,950,039
Tanger Factory Outlet Centers, Inc. REIT	191,287	3,288,224
Uniti Group, Inc. REIT (b)	435,281	5,989,467
Universal Health Realty Income Trust REIT	23,625	1,378,991
Urban Edge Properties REIT	203,153	3,880,222
Urstadt Biddle Properties, Inc. Class A REIT	55,500	1,043,955
Veris Residential, Inc. REIT (a)	147,219	2,560,138
Washington Real Estate Investment Trust	156,082	3,980,091
Whitestone REIT (b)	85,041	1,126,793
Xenia Hotels & Resorts, Inc. REIT (a)	210,675	4,063,921
		152,256,042
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	55,979	2,813,504
Chefs' Warehouse, Inc. (a)	59,966	1,954,892
PriceSmart, Inc.	44,372	3,499,620
SpartanNash Co.	66,148	2,182,222
United Natural Foods, Inc. (a)	107,154	4,430,818
		14,881,056
FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (b)	119,736	3,230,477
Calavo Growers, Inc.	32,614	1,188,780
Cal-Maine Foods, Inc.	68,913	3,805,376
Fresh Del Monte Produce, Inc.	61,200	1,585,692
Hostess Brands, Inc. (a)	255,215	5,599,417
J & J Snack Foods Corp.	27,524	4,268,972
John B Sanfilippo & Son, Inc.	16,474	1,374,591
Seneca Foods Corp. Class A (a)	11,160	575,186
Simply Good Foods Co. (a)	156,001	5,920,238
Tootsie Roll Industries, Inc.	32,908	1,150,457
TreeHouse Foods, Inc. (a) (b)	102,648	3,311,425
		32,010,611
GAS UTILITIES — 0.8%
Chesapeake Utilities Corp.	32,409	4,464,664
Northwest Natural Holding Co.	56,697	2,932,369
Security Description	Shares	Value
South Jersey Industries, Inc.	207,358	$7,164,219
		14,561,252
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
AngioDynamics, Inc. (a)	71,343	1,536,728
Artivion, Inc. (a)	72,483	1,549,687
Avanos Medical, Inc. (a)	88,620	2,968,770
BioLife Solutions, Inc. (a)	55,410	1,259,469
Cardiovascular Systems, Inc. (a)	74,661	1,687,339
CONMED Corp. (b)	53,953	8,014,718
Cutera, Inc. (a) (b)	30,096	2,076,624
Glaukos Corp. (a)	86,487	5,000,678
Heska Corp. (a) (b)	19,692	2,723,010
Inogen, Inc. (a)	37,523	1,216,496
Integer Holdings Corp. (a)	60,856	4,903,168
Lantheus Holdings, Inc. (a)	124,868	6,906,449
LeMaitre Vascular, Inc.	35,446	1,647,176
Meridian Bioscience, Inc. (a)	80,345	2,085,756
Merit Medical Systems, Inc. (a)	93,665	6,230,596
Mesa Laboratories, Inc. (b)	9,663	2,462,905
Natus Medical, Inc. (a)	62,898	1,652,959
OraSure Technologies, Inc. (a) (b)	132,769	900,174
Orthofix Medical, Inc. (a)	36,324	1,187,795
Surmodics, Inc. (a) (b)	25,891	1,173,639
Tactile Systems Technology, Inc. (a)	36,455	734,933
Varex Imaging Corp. (a)	72,729	1,548,400
Zimvie, Inc. (a)	38,288	874,498
Zynex, Inc. (b)	42,290	263,467
		60,605,434
HEALTH CARE PROVIDERS & SERVICES — 3.4%
Addus HomeCare Corp. (a)	29,276	2,731,158
AMN Healthcare Services, Inc. (a)	87,189	9,096,428
Apollo Medical Holdings, Inc. (a) (b)	69,507	3,369,004
Community Health Systems, Inc. (a)	228,411	2,711,239
CorVel Corp. (a)	17,347	2,921,929
Covetrus, Inc. (a)	190,648	3,200,980
Cross Country Healthcare, Inc. (a)	65,111	1,410,955
Ensign Group, Inc.	96,479	8,684,075
Fulgent Genetics, Inc. (a) (b)	35,677	2,226,602
Hanger, Inc. (a)	67,770	1,242,224
Joint Corp. (a)	26,577	940,560
MEDNAX, Inc. (a)	157,267	3,692,629
ModivCare, Inc. (a)	22,734	2,623,276
Owens & Minor, Inc.	139,147	6,125,251
Pennant Group, Inc. (a)	49,605	924,141
RadNet, Inc. (a)	85,736	1,917,914
Select Medical Holdings Corp.	195,490	4,689,805
Tivity Health, Inc. (a)	81,539	2,623,110

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
US Physical Therapy, Inc.	23,744	$2,361,341
		63,492,621
HEALTH CARE TECHNOLOGY — 1.2%
Allscripts Healthcare Solutions, Inc. (a)	226,101	5,091,795
Computer Programs & Systems, Inc. (a)	26,994	929,943
HealthStream, Inc. (a)	46,488	926,041
NextGen Healthcare, Inc. (a)	103,282	2,159,627
Omnicell, Inc. (a) (b)	81,026	10,492,057
OptimizeRx Corp. (a) (b)	32,730	1,234,248
Simulations Plus, Inc. (b)	28,984	1,477,604
		22,311,315
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc. (a)	42,926	1,214,806
Bloomin' Brands, Inc. (b)	149,393	3,277,682
Brinker International, Inc. (a) (b)	82,049	3,130,990
Cheesecake Factory, Inc. (a) (b)	89,499	3,561,165
Chuy's Holdings, Inc. (a)	36,480	984,960
Dave & Buster's Entertainment, Inc. (a)	71,307	3,501,174
Dine Brands Global, Inc. (b)	31,672	2,468,832
El Pollo Loco Holdings, Inc. (a)	35,487	412,359
Fiesta Restaurant Group, Inc. (a)	31,307	234,020
Golden Entertainment, Inc. (a)	37,465	2,175,593
Jack in the Box, Inc. (b)	38,846	3,628,605
Monarch Casino & Resort, Inc. (a)	24,150	2,106,604
Red Robin Gourmet Burgers, Inc. (a) (b)	28,844	486,310
Ruth's Hospitality Group, Inc.	58,342	1,334,865
Shake Shack, Inc. Class A (a) (b)	72,151	4,899,053
		33,417,018
HOUSEHOLD DURABLES — 2.2%
Cavco Industries, Inc. (a)	15,743	3,791,702
Century Communities, Inc.	54,808	2,936,065
Ethan Allen Interiors, Inc. (b)	40,379	1,052,680
Installed Building Products, Inc. (b)	43,191	3,649,208
iRobot Corp. (a)	49,758	3,154,657
La-Z-Boy, Inc. (b)	80,785	2,130,300
LGI Homes, Inc. (a) (b)	39,327	3,841,461
M/I Homes, Inc. (a)	53,554	2,375,120
MDC Holdings, Inc.	104,321	3,947,507
Meritage Homes Corp. (a)	68,770	5,448,647
Sonos, Inc. (a)	236,076	6,662,065
Tupperware Brands Corp. (a) (b)	89,907	1,748,691
Universal Electronics, Inc. (a)	24,214	756,445
		41,494,548
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	17,934	788,379
Security Description	Shares	Value
Central Garden & Pet Co. Class A (a)	73,175	$2,984,076
WD-40 Co. (b)	25,287	4,633,337
		8,405,792
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	85,208	886,163
American Equity Investment Life Holding Co.	151,916	6,062,967
AMERISAFE, Inc.	35,661	1,771,282
Assured Guaranty, Ltd.	128,745	8,195,907
eHealth, Inc. (a) (b)	43,502	539,860
Employers Holdings, Inc.	51,404	2,108,592
Genworth Financial, Inc. Class A (a)	936,033	3,538,205
HCI Group, Inc.	14,774	1,007,291
Horace Mann Educators Corp.	76,125	3,184,309
James River Group Holdings, Ltd.	68,541	1,695,704
Palomar Holdings, Inc. (a)	44,437	2,843,524
ProAssurance Corp.	99,264	2,668,216
Safety Insurance Group, Inc.	26,254	2,385,176
Selectquote, Inc. (a)	229,383	639,978
SiriusPoint, Ltd. (a)	158,136	1,182,857
Stewart Information Services Corp.	49,495	2,999,892
Trupanion, Inc. (a) (b)	63,234	5,635,414
United Fire Group, Inc.	39,868	1,238,699
Universal Insurance Holdings, Inc.	51,642	696,651
		49,280,687
INTERACTIVE MEDIA & SERVICES — 0.2%
Cars.com, Inc. (a) (b)	119,467	1,723,909
QuinStreet, Inc. (a)	92,008	1,067,293
		2,791,202
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Liquidity Services, Inc. (a)	49,038	839,531
PetMed Express, Inc. (b)	38,546	994,487
Shutterstock, Inc.	42,952	3,997,972
		5,831,990
IT SERVICES — 1.6%
CSG Systems International, Inc.	59,968	3,812,166
EVERTEC, Inc.	110,223	4,511,427
ExlService Holdings, Inc. (a)	61,363	8,791,477
Perficient, Inc. (a)	60,686	6,680,922
TTEC Holdings, Inc.	33,708	2,781,584
Unisys Corp. (a)	123,551	2,669,937
		29,247,513
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	32,366	2,253,321
Vista Outdoor, Inc. (a)	103,794	3,704,408
		5,957,729
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	227,075	2,758,961

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MACHINERY — 4.5%
Alamo Group, Inc.	18,197	$2,616,547
Albany International Corp. Class A	59,685	5,032,639
Astec Industries, Inc.	41,919	1,802,517
Barnes Group, Inc.	85,978	3,455,456
CIRCOR International, Inc. (a)	37,313	993,272
Enerpac Tool Group Corp. (b)	110,927	2,428,192
EnPro Industries, Inc.	37,933	3,707,192
ESCO Technologies, Inc.	47,988	3,355,321
Federal Signal Corp.	112,678	3,802,882
Franklin Electric Co., Inc.	71,950	5,974,728
Greenbrier Cos., Inc. (b)	60,024	3,091,836
Hillenbrand, Inc.	134,291	5,931,633
John Bean Technologies Corp.	58,599	6,942,223
Lindsay Corp.	20,253	3,179,924
Meritor, Inc. (a)	130,501	4,641,921
Mueller Industries, Inc.	105,770	5,729,561
Proto Labs, Inc. (a) (b)	50,742	2,684,252
SPX Corp. (a)	83,752	4,138,186
SPX FLOW, Inc.	77,355	6,669,548
Standex International Corp.	22,524	2,250,598
Tennant Co.	34,172	2,692,754
Titan International, Inc. (a)	94,016	1,384,856
Wabash National Corp.	90,035	1,336,119
		83,842,157
MARINE — 0.5%
Matson, Inc.	77,473	9,344,793
MEDIA — 0.7%
AMC Networks, Inc. Class A (a)	53,865	2,188,535
EW Scripps Co. Class A (a)	105,194	2,186,983
Gannett Co., Inc. (a) (b)	262,366	1,183,271
Loyalty Ventures, Inc. (a)	36,708	606,783
Scholastic Corp.	55,729	2,244,764
TechTarget, Inc. (a)	49,205	3,999,382
Thryv Holdings, Inc. (a) (b)	31,206	877,513
		13,287,231
METALS & MINING — 1.9%
Allegheny Technologies, Inc. (a)	234,626	6,297,362
Arconic Corp. (a) (b)	196,406	5,031,922
Carpenter Technology Corp. (b)	89,070	3,739,158
Century Aluminum Co. (a) (b)	92,841	2,442,647
Compass Minerals International, Inc. (b)	62,803	3,943,400
Haynes International, Inc.	22,911	976,009
Kaiser Aluminum Corp.	29,196	2,749,095
Materion Corp.	37,751	3,236,771
Olympic Steel, Inc.	17,060	656,128
SunCoke Energy, Inc.	153,087	1,364,005
TimkenSteel Corp. (a) (b)	75,622	1,654,609
Warrior Met Coal, Inc.	94,576	3,509,715
		35,600,821
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.3%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	243,095	$3,386,313
ARMOUR Residential REIT, Inc. (b)	164,970	1,385,748
Ellington Financial, Inc. REIT (b)	100,380	1,781,745
Franklin BSP Realty Trust, Inc. REIT	80,799	1,129,570
Granite Point Mortgage Trust, Inc. REIT	98,898	1,099,746
Invesco Mortgage Capital, Inc. REIT (b)	573,400	1,307,352
KKR Real Estate Finance Trust, Inc. REIT (b)	82,744	1,705,354
New York Mortgage Trust, Inc. REIT	697,592	2,546,211
PennyMac Mortgage Investment Trust REIT (b)	175,093	2,957,321
Ready Capital Corp. REIT (b)	123,694	1,862,831
Redwood Trust, Inc. REIT	210,879	2,220,556
Two Harbors Investment Corp. REIT (b)	634,447	3,508,492
		24,891,239
MULTI-UTILITIES — 0.4%
Avista Corp.	130,538	5,893,790
Unitil Corp.	29,360	1,464,477
		7,358,267
MULTILINE RETAIL — 0.1%
Big Lots, Inc. (b)	56,147	1,942,686
OIL, GAS & CONSUMABLE FUELS — 3.9%
Callon Petroleum Co. (a) (b)	87,092	5,145,395
Civitas Resources, Inc.	132,879	7,934,205
CONSOL Energy, Inc. (a)	58,415	2,198,156
Dorian LPG, Ltd.	51,096	740,381
Green Plains, Inc. (a) (b)	98,846	3,065,214
Laredo Petroleum, Inc. (a)	26,420	2,090,879
Matador Resources Co.	203,318	10,771,788
Par Pacific Holdings, Inc. (a)	84,347	1,098,198
PBF Energy, Inc. Class A (a)	175,269	4,271,306
Ranger Oil Corp. Class A (a)	38,750	1,338,037
Renewable Energy Group, Inc. (a)	92,721	5,623,529
REX American Resources Corp. (a)	9,591	955,264
SM Energy Co.	223,965	8,723,437
Southwestern Energy Co. (a)	2,054,097	14,727,875
Talos Energy, Inc. (a)	75,501	1,192,161
World Fuel Services Corp.	116,566	3,151,945
		73,027,770
PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. (a)	30,764	862,315
Glatfelter Corp.	82,121	1,016,658
Mercer International, Inc.	74,121	1,033,988
Neenah, Inc.	30,920	1,226,287

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Schweitzer-Mauduit International, Inc.	57,983	$1,594,533
Sylvamo Corp. (a)	64,869	2,158,840
		7,892,621
PERSONAL PRODUCTS — 0.8%
Edgewell Personal Care Co.	99,716	3,656,586
elf Beauty, Inc. (a)	88,226	2,278,877
Inter Parfums, Inc.	32,673	2,876,857
Medifast, Inc. (b)	21,406	3,655,717
USANA Health Sciences, Inc. (a)	21,495	1,707,778
		14,175,815
PHARMACEUTICALS — 1.7%
Amphastar Pharmaceuticals, Inc. (a)	67,797	2,433,912
ANI Pharmaceuticals, Inc. (a) (b)	23,379	657,184
Cara Therapeutics, Inc. (a) (b)	77,023	935,829
Collegium Pharmaceutical, Inc. (a)	63,557	1,294,021
Corcept Therapeutics, Inc. (a)	175,458	3,951,314
Endo International PLC (a)	431,473	996,703
Harmony Biosciences Holdings, Inc. (a) (b)	41,968	2,041,743
Innoviva, Inc. (a) (b)	115,078	2,226,759
Nektar Therapeutics (a)	340,292	1,834,174
Pacira BioSciences, Inc. (a) (b)	82,146	6,269,383
Phibro Animal Health Corp. Class A	37,503	748,185
Prestige Consumer Healthcare, Inc. (a)	92,548	4,899,491
Supernus Pharmaceuticals, Inc. (a)	97,806	3,161,090
		31,449,788
PROFESSIONAL SERVICES — 1.5%
Exponent, Inc.	96,060	10,379,283
Forrester Research, Inc. (a)	20,441	1,153,281
Heidrick & Struggles International, Inc.	36,027	1,425,949
Kelly Services, Inc. Class A	66,285	1,437,722
Korn Ferry	100,294	6,513,092
ManTech International Corp. Class A	50,869	4,384,399
Resources Connection, Inc.	56,275	964,554
TrueBlue, Inc. (a)	65,232	1,884,552
		28,142,832
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Douglas Elliman, Inc.	122,217	892,184
Marcus & Millichap, Inc.	45,956	2,420,962
RE/MAX Holdings, Inc. Class A	34,866	966,834
Realogy Holdings Corp. (a)	215,124	3,373,145
St. Joe Co.	60,833	3,603,747
		11,256,872
Security Description	Shares	Value
ROAD & RAIL — 0.4%
ArcBest Corp.	45,892	$3,694,306
Heartland Express, Inc.	85,637	1,204,913
Marten Transport, Ltd.	110,108	1,955,518
		6,854,737
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Axcelis Technologies, Inc. (a)	61,445	4,640,941
CEVA, Inc. (a)	42,314	1,720,064
Cohu, Inc. (a)	89,514	2,649,614
Diodes, Inc. (a)	83,049	7,224,432
FormFactor, Inc. (a)	144,191	6,060,348
Ichor Holdings, Ltd. (a)	52,251	1,861,181
Kulicke & Soffa Industries, Inc. (b)	114,855	6,434,177
MaxLinear, Inc. (a)	130,297	7,602,830
Onto Innovation, Inc. (a)	90,900	7,898,301
PDF Solutions, Inc. (a)	54,903	1,530,147
Photronics, Inc. (a)	113,780	1,930,847
Rambus, Inc. (a)	201,624	6,429,789
SMART Global Holdings, Inc. (a) (b)	86,572	2,236,155
Ultra Clean Holdings, Inc. (a)	82,858	3,512,351
Veeco Instruments, Inc. (a) (b)	93,244	2,535,304
		64,266,481
SOFTWARE — 2.8%
8x8, Inc. (a) (b)	217,619	2,739,823
Agilysys, Inc. (a)	35,838	1,429,219
Alarm.com Holdings, Inc. (a)	84,902	5,642,587
Bottomline Technologies DE, Inc. (a)	71,353	4,044,288
Cerence, Inc. (a)	72,295	2,609,849
Consensus Cloud Solutions, Inc. (a)	29,313	1,762,591
Ebix, Inc. (b)	43,866	1,454,158
InterDigital, Inc.	56,452	3,601,638
LivePerson, Inc. (a) (b)	124,054	3,029,399
OneSpan, Inc. (a)	63,300	914,052
Progress Software Corp.	81,496	3,837,647
SPS Commerce, Inc. (a)	66,326	8,701,971
Vonage Holdings Corp. (a)	465,463	9,444,244
Xperi Holding Corp.	192,855	3,340,249
		52,551,715
SPECIALTY RETAIL — 4.0%
Aaron's Co., Inc.	57,937	1,163,375
Abercrombie & Fitch Co. Class A (a) (b)	104,193	3,333,134
Academy Sports & Outdoors, Inc. (b)	161,650	6,369,010
America's Car-Mart, Inc. (a) (b)	11,148	898,083
Asbury Automotive Group, Inc. (a)	42,626	6,828,685
Barnes & Noble Education, Inc. (a)	66,377	237,630
Bed Bath & Beyond, Inc. (a) (b)	177,720	4,004,032

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Boot Barn Holdings, Inc. (a)	54,732	$5,188,046
Buckle, Inc. (b)	53,990	1,783,830
Caleres, Inc. (b)	70,052	1,354,105
Cato Corp. Class A	35,026	513,481
Chico's FAS, Inc. (a)	226,054	1,085,059
Children's Place, Inc. (a) (b)	25,110	1,237,923
Conn's, Inc. (a) (b)	35,214	542,648
Designer Brands, Inc. Class A (a) (b)	113,987	1,539,964
Genesco, Inc. (a)	25,220	1,604,244
Group 1 Automotive, Inc.	31,666	5,314,505
Guess?, Inc. (b)	71,830	1,569,486
Haverty Furniture Cos., Inc. (b)	27,462	753,008
Hibbett, Inc. (b)	23,638	1,048,109
LL Flooring Holdings, Inc. (a) (b)	53,615	751,682
MarineMax, Inc. (a)	40,451	1,628,557
Monro, Inc.	61,868	2,743,227
ODP Corp. (a)	84,452	3,870,435
Rent-A-Center, Inc. (b)	111,600	2,811,204
Sally Beauty Holdings, Inc. (a) (b)	202,489	3,164,903
Shoe Carnival, Inc.	32,138	937,144
Signet Jewelers, Ltd.	96,995	7,051,537
Sleep Number Corp. (a) (b)	41,723	2,115,773
Sonic Automotive, Inc. Class A	38,175	1,622,819
Zumiez, Inc. (a) (b)	35,889	1,371,319
		74,436,957
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	235,653	3,930,692
Corsair Gaming, Inc. (a) (b)	60,755	1,285,576
Diebold Nixdorf, Inc. (a) (b)	134,358	904,229
		6,120,497
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Fossil Group, Inc. (a) (b)	87,516	843,654
G-III Apparel Group, Ltd. (a)	80,441	2,175,929
Kontoor Brands, Inc. (b)	87,523	3,619,076
Movado Group, Inc. (b)	30,097	1,175,288
Oxford Industries, Inc.	29,273	2,649,206
Steven Madden, Ltd.	141,116	5,452,722
Unifi, Inc. (a)	25,561	462,654
Vera Bradley, Inc. (a)	46,777	358,780
Wolverine World Wide, Inc.	151,948	3,427,947
		20,165,256
THRIFTS & MORTGAGE FINANCE — 2.3%
Axos Financial, Inc. (a)	98,775	4,582,172
Capitol Federal Financial, Inc.	237,519	2,584,207
Flagstar Bancorp, Inc.	98,079	4,158,550
Mr Cooper Group, Inc. (a)	138,481	6,324,427
NMI Holdings, Inc. Class A (a)	158,208	3,262,249
Northfield Bancorp, Inc.	79,784	1,145,698
Northwest Bancshares, Inc.	232,912	3,146,641
Provident Financial Services, Inc.	140,888	3,296,779
Security Description	Shares	Value
TrustCo Bank Corp.	35,413	$1,130,737
Walker & Dunlop, Inc.	54,331	7,031,518
WSFS Financial Corp.	120,753	5,629,505
		42,292,483
TOBACCO — 0.3%
Universal Corp. (b)	45,300	2,630,571
Vector Group, Ltd.	240,711	2,898,160
		5,528,731
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Applied Industrial Technologies, Inc.	70,910	7,279,621
Boise Cascade Co.	72,499	5,036,506
DXP Enterprises, Inc. (a)	31,923	864,794
GMS, Inc. (a)	79,217	3,942,630
NOW, Inc. (a)	203,317	2,242,586
Veritiv Corp. (a)	25,533	3,410,953
		22,777,090
WATER UTILITIES — 0.8%
American States Water Co.	68,062	6,058,879
California Water Service Group	97,030	5,751,938
Middlesex Water Co.	32,280	3,394,888
		15,205,705
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	91,949	2,168,157
Telephone & Data Systems, Inc.	181,736	3,431,176
		5,599,333
TOTAL COMMON STOCKS (Cost $1,642,398,840)		1,850,154,750
WARRANTS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	4,471	102,833
TOTAL WARRANTS (Cost $0)		102,833
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (e) (f)	2,252,900	2,252,675
State Street Navigator Securities Lending Portfolio II (g) (h)	122,329,106	122,329,106
TOTAL SHORT-TERM INVESTMENTS (Cost $124,581,657)		124,581,781
TOTAL INVESTMENTS — 106.5% (Cost $1,766,980,497)		1,974,839,364
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(120,479,597)
NET ASSETS — 100.0%		$1,854,359,767

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,849,277,237	$877,513	$—	$1,850,154,750
Warrants	102,833	—	—	102,833
Short-Term Investments	124,581,781	—	—	124,581,781
TOTAL INVESTMENTS	$1,973,961,851	$877,513	$—	$1,974,839,364

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	651,413	$651,608	$62,472,552	$60,870,955	$(654)	$124	2,252,900	$2,252,675	$551
State Street Navigator Securities Lending Portfolio II	85,130,546	85,130,546	324,731,384	287,532,824	—	—	122,329,106	122,329,106	37,845
Total		$85,782,154	$387,203,936	$348,403,779	$(654)	$124		$124,581,781	$38,396
See accompanying notes to schedule of investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.0%
AAR Corp. (a)	147	$7,119
AeroVironment, Inc. (a)	96	9,037
Kaman Corp.	116	5,044
National Presto Industries, Inc.	26	2,001
Triumph Group, Inc. (a)	268	6,775
		29,976
AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	117	10,105
Forward Air Corp.	116	11,343
Hub Group, Inc. Class A (a)	148	11,427
		32,875
AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	472	3,663
Gentherm, Inc. (a)	141	10,299
LCI Industries	108	11,211
Standard Motor Products, Inc.	80	3,451
		28,624
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	140	7,564
BANKS — 10.9%
Ameris Bancorp	284	12,462
Banc of California, Inc.	224	4,337
BankUnited, Inc.	363	15,958
Banner Corp.	149	8,721
Berkshire Hills Bancorp, Inc.	216	6,258
Central Pacific Financial Corp.	116	3,236
City Holding Co.	64	5,037
Columbia Banking System, Inc.	340	10,972
Community Bank System, Inc.	232	16,275
Customers Bancorp, Inc. (a)	132	6,882
Eagle Bancorp, Inc.	139	7,924
First BanCorp	856	11,231
First Financial Bancorp	408	9,404
First Hawaiian, Inc.	549	15,312
Hanmi Financial Corp.	124	3,052
Heritage Financial Corp.	144	3,609
Hilltop Holdings, Inc.	252	7,409
HomeStreet, Inc.	84	3,980
Hope Bancorp, Inc.	521	8,378
Independent Bank Corp.	203	16,583
Independent Bank Group, Inc.	159	11,314
Investors Bancorp, Inc.	970	14,482
Meta Financial Group, Inc.	132	7,249
National Bank Holdings Corp. Class A	124	4,995
NBT Bancorp, Inc.	180	6,503
OFG Bancorp	208	5,541
Pacific Premier Bancorp, Inc.	404	14,281
Park National Corp.	61	8,014
Preferred Bank	56	4,149
S&T Bancorp, Inc.	164	4,851
Seacoast Banking Corp. of Florida	258	9,035
Security Description	Shares	Value
Simmons First National Corp. Class A	476	$12,481
Southside Bancshares, Inc.	142	5,798
Tompkins Financial Corp.	48	3,757
United Community Banks, Inc.	451	15,695
Veritex Holdings, Inc.	214	8,168
		313,333
BEVERAGES — 0.8%
Celsius Holdings, Inc. (a)	164	9,049
Coca-Cola Consolidated, Inc.	20	9,937
MGP Ingredients, Inc.	52	4,451
		23,437
BIOTECHNOLOGY — 2.0%
Anika Therapeutics, Inc. (a)	60	1,507
Coherus Biosciences, Inc. (a)	264	3,408
Cytokinetics, Inc. (a)	362	13,325
Eagle Pharmaceuticals, Inc. (a)	48	2,376
Enanta Pharmaceuticals, Inc. (a)	76	5,410
Myriad Genetics, Inc. (a)	332	8,366
REGENXBIO, Inc. (a)	156	5,178
Vanda Pharmaceuticals, Inc. (a)	232	2,624
Vericel Corp. (a)	205	7,835
Xencor, Inc. (a)	255	6,803
		56,832
CAPITAL MARKETS — 0.8%
Blucora, Inc. (a)	200	3,910
Brightsphere Investment Group, Inc.	148	3,589
Donnelley Financial Solutions, Inc. (a)	120	3,991
Greenhill & Co., Inc.	56	866
Piper Sandler Cos.	60	7,875
WisdomTree Investments, Inc.	448	2,630
		22,861
CHEMICALS — 3.8%
AdvanSix, Inc.	116	5,926
American Vanguard Corp.	112	2,276
Balchem Corp.	139	19,001
Ferro Corp. (a)	360	7,826
GCP Applied Technologies, Inc. (a)	235	7,384
Hawkins, Inc.	76	3,488
HB Fuller Co.	225	14,866
Innospec, Inc.	107	9,903
Koppers Holdings, Inc.	88	2,422
Livent Corp. (a)	688	17,936
Stepan Co.	92	9,091
Tredegar Corp.	104	1,247
Trinseo PLC	169	8,099
		109,465
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	288	13,260
Brady Corp. Class A	212	9,809
CoreCivic, Inc. REIT (a)	496	5,540
Deluxe Corp.	176	5,322
Harsco Corp. (a)	328	4,015
HNI Corp.	196	7,262

See accompanying notes to schedule of investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Interface, Inc.	244	$3,311
Pitney Bowes, Inc.	684	3,557
UniFirst Corp.	64	11,794
US Ecology, Inc. (a)	132	6,320
Viad Corp. (a)	84	2,994
		73,184
COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc.	200	3,690
Extreme Networks, Inc. (a)	536	6,544
NETGEAR, Inc. (a)	120	2,962
Plantronics, Inc. (a)	176	6,934
Viavi Solutions, Inc. (a)	1,008	16,209
		36,339
CONSTRUCTION & ENGINEERING — 1.4%
Arcosa, Inc.	203	11,622
Comfort Systems USA, Inc.	156	13,885
Granite Construction, Inc.	200	6,560
MYR Group, Inc. (a)	74	6,959
		39,026
CONSUMER FINANCE — 0.9%
Encore Capital Group, Inc. (a)	104	6,524
Enova International, Inc. (a)	152	5,771
Green Dot Corp. Class A (a)	228	6,266
PRA Group, Inc. (a)	191	8,610
		27,171
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	76	1,614
Perdoceo Education Corp. (a)	288	3,306
		4,920
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
ATN International, Inc.	44	1,755
Consolidated Communications Holdings, Inc. (a)	296	1,746
		3,501
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	104	5,017
Encore Wire Corp.	88	10,038
Powell Industries, Inc.	36	699
		15,754
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.2%
Advanced Energy Industries, Inc.	162	13,945
Badger Meter, Inc.	127	12,663
Benchmark Electronics, Inc.	144	3,606
CTS Corp.	132	4,665
Fabrinet (a)	158	16,611
FARO Technologies, Inc. (a)	76	3,946
Insight Enterprises, Inc. (a)	151	16,205
Itron, Inc. (a)	196	10,325
Knowles Corp. (a)	403	8,677
Methode Electronics, Inc.	166	7,179
Plexus Corp. (a)	122	9,981
Security Description	Shares	Value
Rogers Corp. (a)	79	$21,464
Sanmina Corp. (a)	268	10,833
ScanSource, Inc. (a)	104	3,618
TTM Technologies, Inc. (a)	432	6,402
		150,120
ENERGY EQUIPMENT & SERVICES — 1.0%
Core Laboratories NV	192	6,073
Helix Energy Solutions Group, Inc. (a)	588	2,811
Helmerich & Payne, Inc.	458	19,593
		28,477
ENTERTAINMENT — 0.1% (b)
Marcus Corp. (a)	92	1,628
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.0%
Acadia Realty Trust REIT	401	8,690
Agree Realty Corp. REIT	312	20,704
Alexander & Baldwin, Inc. REIT (a)	324	7,514
American Assets Trust, Inc. REIT	237	8,980
Armada Hoffler Properties, Inc. REIT	297	4,336
Brandywine Realty Trust REIT	740	10,464
CareTrust REIT, Inc.	422	8,145
Centerspace REIT	65	6,378
Chatham Lodging Trust REIT (a)	200	2,758
Community Healthcare Trust, Inc. REIT	121	5,107
DiamondRock Hospitality Co. REIT (a)	913	9,221
Diversified Healthcare Trust REIT	988	3,162
Easterly Government Properties, Inc. REIT	356	7,526
Four Corners Property Trust, Inc. REIT	335	9,058
GEO Group, Inc. REIT (a)	508	3,358
Getty Realty Corp. REIT	164	4,694
Hersha Hospitality Trust REIT (a)	136	1,235
Independence Realty Trust, Inc. REIT	947	25,039
iStar, Inc. REIT	288	6,742
LTC Properties, Inc. REIT	164	6,309
LXP Industrial Trust REIT	1,201	18,856
Office Properties Income Trust REIT	200	5,146
Retail Opportunity Investments Corp. REIT	526	10,199
RPT Realty REIT	348	4,792
SITE Centers Corp. REIT	799	13,351
Summit Hotel Properties, Inc. REIT (a)	440	4,382
Tanger Factory Outlet Centers, Inc. REIT	452	7,770
Uniti Group, Inc. REIT	1,019	14,021
Washington Real Estate Investment Trust	369	9,409
Whitestone REIT	192	2,544
Xenia Hotels & Resorts, Inc. REIT (a)	498	9,606
		259,496
FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc.	128	6,433
Chefs' Warehouse, Inc. (a)	136	4,434
SpartanNash Co.	148	4,883
United Natural Foods, Inc. (a)	244	10,089
		25,839

See accompanying notes to schedule of investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.8%
B&G Foods, Inc.	284	$7,662
Calavo Growers, Inc.	72	2,624
Cal-Maine Foods, Inc.	156	8,614
Fresh Del Monte Produce, Inc.	136	3,524
J & J Snack Foods Corp.	64	9,927
John B Sanfilippo & Son, Inc.	36	3,004
Seneca Foods Corp. Class A (a)	34	1,752
Simply Good Foods Co. (a)	361	13,700
		50,807
GAS UTILITIES — 0.6%
South Jersey Industries, Inc.	485	16,757
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
AngioDynamics, Inc. (a)	160	3,446
Artivion, Inc. (a)	164	3,506
Cardiovascular Systems, Inc. (a)	168	3,797
CONMED Corp.	125	18,569
Cutera, Inc. (a)	68	4,692
Glaukos Corp. (a)	201	11,622
Heska Corp. (a)	44	6,084
Inogen, Inc. (a)	84	2,723
Merit Medical Systems, Inc. (a)	219	14,568
Natus Medical, Inc. (a)	140	3,679
OraSure Technologies, Inc. (a)	296	2,007
Orthofix Medical, Inc. (a)	80	2,616
Surmodics, Inc. (a)	56	2,539
Tactile Systems Technology, Inc. (a)	80	1,613
		81,461
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Addus HomeCare Corp. (a)	71	6,624
AMN Healthcare Services, Inc. (a)	202	21,075
Community Health Systems, Inc. (a)	512	6,077
CorVel Corp. (a)	40	6,738
Covetrus, Inc. (a)	428	7,186
Cross Country Healthcare, Inc. (a)	148	3,207
Ensign Group, Inc.	226	20,342
Owens & Minor, Inc.	323	14,219
RadNet, Inc. (a)	206	4,608
Select Medical Holdings Corp.	457	10,963
Tivity Health, Inc. (a)	184	5,919
US Physical Therapy, Inc.	57	5,669
		112,627
HEALTH CARE TECHNOLOGY — 1.5%
Allscripts Healthcare Solutions, Inc. (a)	530	11,935
Computer Programs & Systems, Inc. (a)	60	2,067
NextGen Healthcare, Inc. (a)	236	4,935
Omnicell, Inc. (a)	189	24,474
		43,411
HOTELS, RESTAURANTS & LEISURE — 1.6%
Bloomin' Brands, Inc.	336	7,372
Brinker International, Inc. (a)	188	7,174
Cheesecake Factory, Inc. (a)	211	8,396
Dine Brands Global, Inc.	72	5,612
Security Description	Shares	Value
Fiesta Restaurant Group, Inc. (a)	72	$538
Red Robin Gourmet Burgers, Inc. (a)	64	1,079
Ruth's Hospitality Group, Inc.	132	3,020
Shake Shack, Inc. Class A (a)	173	11,747
		44,938
HOUSEHOLD DURABLES — 1.7%
Ethan Allen Interiors, Inc.	92	2,398
Installed Building Products, Inc.	102	8,618
iRobot Corp. (a)	112	7,101
La-Z-Boy, Inc.	184	4,852
MDC Holdings, Inc.	240	9,082
Meritage Homes Corp. (a)	159	12,598
Tupperware Brands Corp. (a)	204	3,968
Universal Electronics, Inc. (a)	56	1,749
		50,366
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	192	1,997
AMERISAFE, Inc.	80	3,974
Assured Guaranty, Ltd.	296	18,843
eHealth, Inc. (a)	100	1,241
Employers Holdings, Inc.	116	4,758
Horace Mann Educators Corp.	172	7,195
Palomar Holdings, Inc. (a)	100	6,399
ProAssurance Corp.	224	6,021
Safety Insurance Group, Inc.	60	5,451
Stewart Information Services Corp.	112	6,788
Trupanion, Inc. (a)	146	13,012
United Fire Group, Inc.	88	2,734
Universal Insurance Holdings, Inc.	116	1,565
		79,978
INTERACTIVE MEDIA & SERVICES — 0.1%
QuinStreet, Inc. (a)	208	2,413
IT SERVICES — 1.8%
CSG Systems International, Inc.	136	8,645
EVERTEC, Inc.	258	10,560
ExlService Holdings, Inc. (a)	143	20,488
TTEC Holdings, Inc.	76	6,272
Unisys Corp. (a)	276	5,964
		51,929
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Sturm Ruger & Co., Inc.	72	5,013
Vista Outdoor, Inc. (a)	236	8,423
		13,436
MACHINERY — 6.8%
Alamo Group, Inc.	44	6,327
Albany International Corp. Class A	138	11,636
Astec Industries, Inc.	104	4,472
Barnes Group, Inc.	202	8,118
CIRCOR International, Inc. (a)	84	2,236
Enerpac Tool Group Corp.	248	5,429
EnPro Industries, Inc.	88	8,600
ESCO Technologies, Inc.	108	7,551
Federal Signal Corp.	265	8,944

See accompanying notes to schedule of investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Franklin Electric Co., Inc.	167	$13,868
Greenbrier Cos., Inc.	136	7,005
Hillenbrand, Inc.	310	13,693
John Bean Technologies Corp.	137	16,230
Lindsay Corp.	48	7,537
Meritor, Inc. (a)	305	10,849
Mueller Industries, Inc.	246	13,326
Proto Labs, Inc. (a)	117	6,189
SPX Corp. (a)	197	9,734
SPX FLOW, Inc.	178	15,347
Standex International Corp.	53	5,296
Tennant Co.	81	6,383
Titan International, Inc. (a)	212	3,123
Wabash National Corp.	204	3,027
		194,920
MARINE — 0.8%
Matson, Inc.	181	21,832
MEDIA — 0.7%
EW Scripps Co. Class A (a)	236	4,906
Scholastic Corp.	135	5,438
TechTarget, Inc. (a)	116	9,429
		19,773
METALS & MINING — 1.8%
Allegheny Technologies, Inc. (a)	545	14,628
Carpenter Technology Corp.	209	8,774
Century Aluminum Co. (a)	208	5,472
Haynes International, Inc.	52	2,215
Kaiser Aluminum Corp.	71	6,685
SunCoke Energy, Inc.	344	3,065
TimkenSteel Corp. (a)	168	3,676
Warrior Met Coal, Inc.	223	8,276
		52,791
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.0%
Franklin BSP Realty Trust, Inc. REIT	180	2,517
Granite Point Mortgage Trust, Inc. REIT	224	2,491
Invesco Mortgage Capital, Inc. REIT	1,288	2,937
KKR Real Estate Finance Trust, Inc. REIT	184	3,792
New York Mortgage Trust, Inc. REIT	1,568	5,723
PennyMac Mortgage Investment Trust REIT	442	7,465
Redwood Trust, Inc. REIT	472	4,970
		29,895
MULTILINE RETAIL — 0.2%
Big Lots, Inc.	136	4,706
OIL, GAS & CONSUMABLE FUELS — 3.4%
Callon Petroleum Co. (a)	205	12,111
Laredo Petroleum, Inc. (a)	60	4,748
Par Pacific Holdings, Inc. (a)	188	2,448
PBF Energy, Inc. Class A (a)	399	9,724
Renewable Energy Group, Inc. (a)	216	13,100
SM Energy Co.	518	20,176
Security Description	Shares	Value
Southwestern Energy Co. (a)	4,775	$34,237
		96,544
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	68	1,906
Glatfelter Corp.	184	2,278
Mercer International, Inc.	168	2,343
Neenah, Inc.	68	2,697
		9,224
PERSONAL PRODUCTS — 0.9%
Edgewell Personal Care Co.	224	8,214
elf Beauty, Inc. (a)	196	5,063
Medifast, Inc.	50	8,539
USANA Health Sciences, Inc. (a)	48	3,813
		25,629
PHARMACEUTICALS — 1.9%
Amphastar Pharmaceuticals, Inc. (a)	152	5,457
Collegium Pharmaceutical, Inc. (a)	144	2,932
Corcept Therapeutics, Inc. (a)	413	9,301
Endo International PLC (a)	964	2,227
Pacira BioSciences, Inc. (a)	192	14,653
Phibro Animal Health Corp. Class A	84	1,676
Prestige Consumer Healthcare, Inc. (a)	216	11,435
Supernus Pharmaceuticals, Inc. (a)	220	7,110
		54,791
PROFESSIONAL SERVICES — 1.1%
Exponent, Inc.	222	23,987
Heidrick & Struggles International, Inc.	80	3,167
Kelly Services, Inc. Class A	148	3,210
		30,364
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Realogy Holdings Corp. (a)	508	7,965
ROAD & RAIL — 0.5%
ArcBest Corp.	105	8,453
Heartland Express, Inc.	192	2,701
Marten Transport, Ltd.	248	4,404
		15,558
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Cohu, Inc. (a)	200	5,920
Diodes, Inc. (a)	194	16,876
FormFactor, Inc. (a)	336	14,122
Ichor Holdings, Ltd. (a)	116	4,132
Kulicke & Soffa Industries, Inc.	265	14,845
MaxLinear, Inc. (a)	300	17,505
Onto Innovation, Inc. (a)	209	18,160
PDF Solutions, Inc. (a)	124	3,456
Veeco Instruments, Inc. (a)	208	5,656
		100,672
SOFTWARE — 2.9%
8x8, Inc. (a)	517	6,509
Agilysys, Inc. (a)	80	3,190

See accompanying notes to schedule of investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Bottomline Technologies DE, Inc. (a)	168	$9,522
Ebix, Inc.	100	3,315
LivePerson, Inc. (a)	294	7,180
OneSpan, Inc. (a)	144	2,079
Progress Software Corp.	192	9,041
SPS Commerce, Inc. (a)	153	20,074
Vonage Holdings Corp. (a)	1,069	21,690
		82,600
SPECIALTY RETAIL — 4.7%
Abercrombie & Fitch Co. Class A (a)	244	7,806
Asbury Automotive Group, Inc. (a)	99	15,860
Bed Bath & Beyond, Inc. (a)	416	9,372
Boot Barn Holdings, Inc. (a)	128	12,133
Buckle, Inc.	120	3,965
Caleres, Inc.	160	3,093
Cato Corp. Class A	80	1,173
Chico's FAS, Inc. (a)	508	2,438
Children's Place, Inc. (a)	56	2,761
Designer Brands, Inc. Class A (a)	252	3,404
Genesco, Inc. (a)	60	3,817
Group 1 Automotive, Inc.	73	12,252
Guess?, Inc.	160	3,496
Hibbett, Inc.	55	2,439
MarineMax, Inc. (a)	88	3,543
ODP Corp. (a)	199	9,120
Rent-A-Center, Inc.	260	6,549
Sally Beauty Holdings, Inc. (a)	468	7,315
Shoe Carnival, Inc.	72	2,099
Signet Jewelers, Ltd.	222	16,139
Sleep Number Corp. (a)	99	5,020
		133,794
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Fossil Group, Inc. (a)	196	1,889
G-III Apparel Group, Ltd. (a)	180	4,869
Kontoor Brands, Inc.	206	8,518
Oxford Industries, Inc.	71	6,426
Steven Madden, Ltd.	325	12,558
Unifi, Inc. (a)	56	1,014
Vera Bradley, Inc. (a)	104	798
Wolverine World Wide, Inc.	358	8,076
		44,148
Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 1.3%
NMI Holdings, Inc. Class A (a)	356	$7,341
Northfield Bancorp, Inc.	180	2,585
Northwest Bancshares, Inc.	524	7,079
Provident Financial Services, Inc.	320	7,488
WSFS Financial Corp.	289	13,473
		37,966
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Applied Industrial Technologies, Inc.	166	17,041
Boise Cascade Co.	170	11,810
GMS, Inc. (a)	180	8,959
Veritiv Corp. (a)	61	8,149
		45,959
WATER UTILITIES — 0.5%
California Water Service Group	227	13,457
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	208	4,905
TOTAL COMMON STOCKS (Cost $2,978,097)		2,866,038
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d) (Cost $8,071)	8,074	8,073
TOTAL INVESTMENTS — 100.1% (Cost $2,986,168)		2,874,111
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(4,037)
NET ASSETS — 100.0%		$2,870,074
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,866,038	$—	$—	$2,866,038
Short-Term Investment	8,073	—	—	8,073
TOTAL INVESTMENTS	$2,874,111	$—	$—	$2,874,111
See accompanying notes to schedule of investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$3,008,871	$3,000,800	$—	$2	8,074	$8,073	$13
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
Aerojet Rocketdyne Holdings, Inc. (a)	180,780	$7,113,693
AeroVironment, Inc. (a)	59,027	5,556,802
Park Aerospace Corp. (b)	35,524	463,588
Triumph Group, Inc. (a)	303,907	7,682,769
		20,816,852
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	125,664	12,287,426
AUTO COMPONENTS — 1.5%
Dorman Products, Inc. (a)	90,037	8,556,216
Gentherm, Inc. (a)	154,805	11,306,957
LCI Industries	79,270	8,229,019
Patrick Industries, Inc.	48,436	2,920,691
XPEL, Inc. (a) (b)	77,503	4,077,433
		35,090,316
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	80,285	4,337,799
BANKS — 9.5%
Ameris Bancorp	176,605	7,749,427
Banc of California, Inc.	111,079	2,150,489
BancFirst Corp.	45,971	3,825,247
Bancorp, Inc. (a)	267,170	7,568,926
Banner Corp.	67,722	3,963,769
Brookline Bancorp, Inc.	155,854	2,465,610
Central Pacific Financial Corp.	79,084	2,206,444
City Holding Co.	33,110	2,605,757
Community Bank System, Inc.	115,361	8,092,574
Customers Bancorp, Inc. (a)	143,099	7,461,182
Dime Community Bancshares, Inc.	72,676	2,512,409
Eagle Bancorp, Inc.	88,693	5,056,388
FB Financial Corp.	78,578	3,490,435
First BanCorp (c)	950,162	12,466,125
First BanCorp (c)	82,297	3,437,546
First Commonwealth Financial Corp.	237,866	3,606,049
Hanmi Financial Corp.	77,677	1,911,631
Hilltop Holdings, Inc.	146,133	4,296,310
HomeStreet, Inc.	95,481	4,523,890
Independent Bank Corp.	93,792	7,661,869
Investors Bancorp, Inc.	1,052,377	15,711,989
Lakeland Financial Corp.	119,345	8,712,185
Meta Financial Group, Inc.	140,981	7,742,677
National Bank Holdings Corp. Class A	79,658	3,208,624
OFG Bancorp	113,609	3,026,544
Pacific Premier Bancorp, Inc.	194,663	6,881,337
Park National Corp. (b)	42,801	5,623,195
Preferred Bank	64,128	4,751,244
Seacoast Banking Corp. of Florida	142,807	5,001,101
ServisFirst Bancshares, Inc.	229,303	21,850,283
Security Description	Shares	Value
Southside Bancshares, Inc.	96,711	$3,948,710
Tompkins Financial Corp.	23,853	1,866,974
Triumph Bancorp, Inc. (a)	110,523	10,391,372
United Community Banks, Inc.	313,189	10,898,977
Veritex Holdings, Inc.	232,911	8,890,213
		215,557,502
BEVERAGES — 1.3%
Celsius Holdings, Inc. (a) (b)	180,022	9,933,614
Coca-Cola Consolidated, Inc.	21,694	10,778,664
MGP Ingredients, Inc. (b)	58,993	5,049,211
National Beverage Corp. (b)	60,653	2,638,405
		28,399,894
BIOTECHNOLOGY — 3.2%
Anika Therapeutics, Inc. (a)	35,231	884,650
Avid Bioservices, Inc. (a)	291,533	5,938,527
Coherus Biosciences, Inc. (a) (b)	303,426	3,917,230
Cytokinetics, Inc. (a) (b)	391,174	14,399,115
Eagle Pharmaceuticals, Inc. (a)	24,639	1,219,384
Enanta Pharmaceuticals, Inc. (a)	51,777	3,685,487
iTeos Therapeutics, Inc. (a)	92,158	2,965,644
Ligand Pharmaceuticals, Inc. (a)	78,884	8,873,661
Myriad Genetics, Inc. (a)	195,565	4,928,238
Organogenesis Holdings, Inc. (a) (b)	287,677	2,192,099
REGENXBIO, Inc. (a) (b)	77,255	2,564,094
uniQure NV (a) (b)	164,501	2,972,533
Vanda Pharmaceuticals, Inc. (a)	168,223	1,902,602
Vericel Corp. (a) (b)	221,040	8,448,149
Xencor, Inc. (a) (b)	276,263	7,370,697
		72,262,110
BUILDING PRODUCTS — 1.7%
AAON, Inc.	131,273	7,315,844
Gibraltar Industries, Inc. (a)	73,244	3,145,830
Insteel Industries, Inc.	89,034	3,293,368
PGT Innovations, Inc. (a)	122,420	2,201,111
UFP Industries, Inc.	290,612	22,423,622
		38,379,775
CAPITAL MARKETS — 1.6%
B Riley Financial, Inc. (b)	75,478	5,280,441
Blucora, Inc. (a)	97,836	1,912,694
Brightsphere Investment Group, Inc. (b)	164,804	3,996,497
Donnelley Financial Solutions, Inc. (a)	137,394	4,569,724
Greenhill & Co., Inc.	63,291	979,112
Piper Sandler Cos.	66,065	8,671,031
Virtus Investment Partners, Inc.	33,399	8,015,426
WisdomTree Investments, Inc. (b)	308,014	1,808,042
		35,232,967

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.8%
AdvanSix, Inc.	72,454	$3,701,675
Balchem Corp.	152,127	20,795,761
Ferro Corp. (a)	181,829	3,952,962
Hawkins, Inc.	46,266	2,123,609
HB Fuller Co.	114,825	7,586,488
Livent Corp. (a) (b)	753,985	19,656,389
Quaker Chemical Corp. (b)	36,457	6,300,134
		64,117,018
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Brady Corp. Class A	105,034	4,859,923
Interface, Inc.	121,228	1,645,064
Viad Corp. (a)	49,783	1,774,266
		8,279,253
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc. (b)	231,097	4,263,740
Digi International, Inc. (a)	80,212	1,726,162
Extreme Networks, Inc. (a)	610,583	7,455,218
Harmonic, Inc. (a) (b)	483,059	4,487,618
Plantronics, Inc. (a) (b)	97,840	3,854,896
Viavi Solutions, Inc. (a)	671,925	10,804,554
		32,592,188
CONSTRUCTION & ENGINEERING — 1.3%
Comfort Systems USA, Inc.	168,133	14,965,518
MYR Group, Inc. (a)	79,112	7,439,693
NV5 Global, Inc. (a)	54,960	7,326,168
		29,731,379
CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a) (b)	56,619	3,551,710
Enova International, Inc. (a)	161,620	6,136,711
World Acceptance Corp. (a) (b)	18,903	3,626,352
		13,314,773
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	71,121	1,536,214
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Cogent Communications Holdings, Inc.	134,209	8,904,767
ELECTRICAL EQUIPMENT — 0.5%
Encore Wire Corp.	94,800	10,813,836
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Advanced Energy Industries, Inc.	175,706	15,124,773
Arlo Technologies, Inc. (a)	215,419	1,908,612
Badger Meter, Inc.	89,749	8,948,873
CTS Corp.	75,006	2,650,712
Fabrinet (a)	172,762	18,162,469
FARO Technologies, Inc. (a)	39,840	2,068,493
Knowles Corp. (a)	168,525	3,628,343
Methode Electronics, Inc.	75,152	3,250,324
OSI Systems, Inc. (a)	32,750	2,787,680
Security Description	Shares	Value
Rogers Corp. (a)	87,924	$23,888,951
		82,419,230
ENERGY EQUIPMENT & SERVICES — 0.1%
Core Laboratories NV	88,750	2,807,163
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	263,019	4,544,968
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.8%
Acadia Realty Trust REIT	178,792	3,874,423
Agree Realty Corp. REIT (b)	151,242	10,036,419
American Assets Trust, Inc. REIT	103,960	3,939,044
Armada Hoffler Properties, Inc. REIT	187,794	2,741,792
CareTrust REIT, Inc.	215,076	4,150,967
Centerspace REIT	45,641	4,478,295
Community Healthcare Trust, Inc. REIT	63,214	2,668,263
Essential Properties Realty Trust, Inc. REIT	296,306	7,496,542
Four Corners Property Trust, Inc. REIT	178,556	4,828,154
Getty Realty Corp. REIT	82,835	2,370,738
Independence Realty Trust, Inc. REIT	1,036,008	27,392,052
Industrial Logistics Properties Trust REIT	122,425	2,775,375
Innovative Industrial Properties, Inc. REIT	120,321	24,713,933
iStar, Inc. REIT (b)	178,884	4,187,674
LXP Industrial Trust REIT	666,429	10,462,935
NexPoint Residential Trust, Inc. REIT	106,441	9,612,687
Retail Opportunity Investments Corp. REIT	280,011	5,429,413
RPT Realty REIT	196,173	2,701,302
Safehold, Inc. REIT (b)	67,176	3,724,909
Saul Centers, Inc. REIT	41,016	2,161,543
SITE Centers Corp. REIT	463,312	7,741,944
Tanger Factory Outlet Centers, Inc. REIT	483,276	8,307,514
Uniti Group, Inc. REIT (b)	636,629	8,760,015
Universal Health Realty Income Trust REIT	31,611	1,845,134
Urban Edge Properties REIT	231,398	4,419,702
Urstadt Biddle Properties, Inc. Class A REIT	74,126	1,394,310
Washington Real Estate Investment Trust	177,073	4,515,362
		176,730,441
FOOD & STAPLES RETAILING — 0.5%
United Natural Foods, Inc. (a)	273,608	11,313,691
FOOD PRODUCTS — 0.9%
J & J Snack Foods Corp. (b)	30,889	4,790,884
Simply Good Foods Co. (a)	398,001	15,104,138

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tootsie Roll Industries, Inc. (b)	40,679	$1,422,119
		21,317,141
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	42,995	5,922,991
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
AngioDynamics, Inc. (a)	178,040	3,834,981
BioLife Solutions, Inc. (a)	139,648	3,174,199
Cardiovascular Systems, Inc. (a)	77,728	1,756,653
CONMED Corp. (b)	87,502	12,998,422
Cutera, Inc. (a) (b)	49,165	3,392,385
Glaukos Corp. (a)	114,528	6,622,009
Heska Corp. (a) (b)	50,257	6,949,538
Lantheus Holdings, Inc. (a)	188,354	10,417,860
LeMaitre Vascular, Inc. (b)	88,297	4,103,161
Meridian Bioscience, Inc. (a)	127,681	3,314,599
Merit Medical Systems, Inc. (a)	134,671	8,958,315
Mesa Laboratories, Inc. (b)	14,718	3,751,324
Surmodics, Inc. (a)	41,156	1,865,601
Varex Imaging Corp. (a) (b)	115,054	2,449,500
Zynex, Inc. (b)	99,578	620,371
		74,208,918
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Addus HomeCare Corp. (a)	31,256	2,915,872
AMN Healthcare Services, Inc. (a)	222,028	23,164,181
Apollo Medical Holdings, Inc. (a) (b)	178,330	8,643,655
Community Health Systems, Inc. (a)	582,123	6,909,800
CorVel Corp. (a)	44,043	7,418,603
Cross Country Healthcare, Inc. (a)	162,134	3,513,444
Ensign Group, Inc.	133,138	11,983,751
Fulgent Genetics, Inc. (a) (b)	89,779	5,603,107
Joint Corp. (a)	68,737	2,432,603
ModivCare, Inc. (a)	32,268	3,723,405
Pennant Group, Inc. (a)	62,916	1,172,125
RadNet, Inc. (a)	221,329	4,951,130
Tivity Health, Inc. (a)	95,005	3,056,311
US Physical Therapy, Inc.	26,542	2,639,602
		88,127,589
HEALTH CARE TECHNOLOGY — 1.7%
Allscripts Healthcare Solutions, Inc. (a) (b)	225,328	5,074,386
HealthStream, Inc. (a)	65,325	1,301,274
Omnicell, Inc. (a) (b)	206,291	26,712,622
OptimizeRx Corp. (a) (b)	84,660	3,192,529
Simulations Plus, Inc. (b)	43,075	2,195,963
		38,476,774
HOTELS, RESTAURANTS & LEISURE — 1.3%
Dave & Buster's Entertainment, Inc. (a)	79,905	3,923,336
Dine Brands Global, Inc.	42,572	3,318,487
Security Description	Shares	Value
Golden Entertainment, Inc. (a)	64,140	$3,724,610
Jack in the Box, Inc. (b)	68,969	6,442,394
Monarch Casino & Resort, Inc. (a)	62,200	5,425,706
Shake Shack, Inc. Class A (a)	101,047	6,861,091
		29,695,624
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	40,160	9,672,536
Century Communities, Inc.	140,325	7,517,210
Installed Building Products, Inc. (b)	109,658	9,265,004
iRobot Corp. (a)	69,968	4,435,971
LGI Homes, Inc. (a) (b)	99,764	9,744,948
Meritage Homes Corp. (a)	82,138	6,507,794
Sonos, Inc. (a)	291,736	8,232,790
		55,376,253
HOUSEHOLD PRODUCTS — 0.3%
WD-40 Co. (b)	37,566	6,883,218
INSURANCE — 1.6%
Assured Guaranty, Ltd.	137,522	8,754,650
HCI Group, Inc.	36,476	2,486,934
Palomar Holdings, Inc. (a)	113,532	7,264,913
Selectquote, Inc. (a)	278,634	777,389
Stewart Information Services Corp.	62,207	3,770,366
Trupanion, Inc. (a) (b)	159,880	14,248,506
		37,302,758
INTERACTIVE MEDIA & SERVICES — 0.1%
Cars.com, Inc. (a)	145,223	2,095,568
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Liquidity Services, Inc. (a)	121,278	2,076,279
Shutterstock, Inc.	109,721	10,212,831
		12,289,110
IT SERVICES — 2.8%
CSG Systems International, Inc.	90,892	5,778,004
EVERTEC, Inc.	185,888	7,608,396
ExlService Holdings, Inc. (a)	156,436	22,412,586
Perficient, Inc. (a)	153,712	16,922,154
TTEC Holdings, Inc.	86,596	7,145,902
Unisys Corp. (a)	147,795	3,193,850
		63,060,892
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Sturm Ruger & Co., Inc. (b)	82,782	5,763,283
Vista Outdoor, Inc. (a)	265,332	9,469,699
		15,232,982
LIFE SCIENCES TOOLS & SERVICES — 0.2%
NeoGenomics, Inc. (a)	320,853	3,898,364
MACHINERY — 3.9%
Alamo Group, Inc.	18,932	2,722,232
Albany International Corp. Class A	76,012	6,409,332
Enerpac Tool Group Corp. (b)	132,080	2,891,231

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Federal Signal Corp.	174,874	$5,901,998
Franklin Electric Co., Inc.	123,194	10,230,030
Hillenbrand, Inc.	185,636	8,199,542
John Bean Technologies Corp.	94,937	11,247,186
Lindsay Corp.	30,639	4,810,629
Mueller Industries, Inc.	269,804	14,615,283
SPX Corp. (a)	89,903	4,442,107
SPX FLOW, Inc.	120,706	10,407,271
Standex International Corp.	28,203	2,818,044
Tennant Co.	36,370	2,865,956
		87,560,841
MARINE — 1.1%
Matson, Inc.	197,397	23,810,026
MEDIA — 0.7%
EW Scripps Co. Class A (a)	120,016	2,495,133
Gannett Co., Inc. (a)	246,831	1,113,208
TechTarget, Inc. (a) (b)	125,695	10,216,489
Thryv Holdings, Inc. (a) (b)	77,447	2,177,810
		16,002,640
METALS & MINING — 0.7%
Allegheny Technologies, Inc. (a)	269,654	7,237,513
Century Aluminum Co. (a)	103,602	2,725,769
Haynes International, Inc.	32,990	1,405,374
Materion Corp.	55,946	4,796,810
		16,165,466
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
Ellington Financial, Inc. REIT (b)	109,551	1,944,530
KKR Real Estate Finance Trust, Inc. REIT (b)	79,010	1,628,396
Redwood Trust, Inc. REIT	538,433	5,669,700
		9,242,626
OIL, GAS & CONSUMABLE FUELS — 5.1%
Callon Petroleum Co. (a) (b)	222,357	13,136,851
Civitas Resources, Inc.	338,588	20,217,089
Dorian LPG, Ltd.	126,438	1,832,087
Laredo Petroleum, Inc. (a)	45,862	3,629,519
Matador Resources Co.	517,672	27,426,262
Ranger Oil Corp. Class A (a)	96,652	3,337,394
SM Energy Co.	570,479	22,220,157
Southwestern Energy Co. (a)	3,348,923	24,011,778
		115,811,137
PERSONAL PRODUCTS — 1.1%
elf Beauty, Inc. (a)	224,797	5,806,507
Inter Parfums, Inc.	84,016	7,397,609
Medifast, Inc. (b)	54,835	9,364,721
USANA Health Sciences, Inc. (a)	35,742	2,839,702
		25,408,539
PHARMACEUTICALS — 2.4%
Amphastar Pharmaceuticals, Inc. (a)	115,519	4,147,132
Security Description	Shares	Value
ANI Pharmaceuticals, Inc. (a) (b)	33,281	$935,529
Cara Therapeutics, Inc. (a) (b)	192,695	2,341,244
Collegium Pharmaceutical, Inc. (a) (b)	158,231	3,221,583
Corcept Therapeutics, Inc. (a)	275,166	6,196,739
Endo International PLC (a)	1,120,565	2,588,505
Harmony Biosciences Holdings, Inc. (a)	58,263	2,834,495
Innoviva, Inc. (a)	294,735	5,703,122
Nektar Therapeutics (a)	394,834	2,128,155
Pacira BioSciences, Inc. (a)	127,375	9,721,260
Prestige Consumer Healthcare, Inc. (a)	123,242	6,524,432
Supernus Pharmaceuticals, Inc. (a)	249,324	8,058,152
		54,400,348
PROFESSIONAL SERVICES — 2.2%
Exponent, Inc.	244,722	26,442,212
Forrester Research, Inc. (a)	50,757	2,863,710
Heidrick & Struggles International, Inc.	93,251	3,690,875
Korn Ferry	255,894	16,617,756
		49,614,553
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Douglas Elliman, Inc.	302,646	2,209,316
Marcus & Millichap, Inc.	66,523	3,504,431
St. Joe Co.	154,675	9,162,947
		14,876,694
ROAD & RAIL — 0.4%
ArcBest Corp.	117,208	9,435,244
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.3%
Axcelis Technologies, Inc. (a)	155,916	11,776,336
CEVA, Inc. (a)	105,603	4,292,762
Cohu, Inc. (a)	129,684	3,838,646
Diodes, Inc. (a)	210,164	18,282,166
FormFactor, Inc. (a)	230,561	9,690,479
Ichor Holdings, Ltd. (a) (b)	73,876	2,631,463
Kulicke & Soffa Industries, Inc. (b)	292,925	16,409,659
MaxLinear, Inc. (a)	329,575	19,230,701
Onto Innovation, Inc. (a)	231,488	20,113,992
PDF Solutions, Inc. (a)	85,935	2,395,008
Rambus, Inc. (a)	510,001	16,263,932
SMART Global Holdings, Inc. (a) (b)	134,683	3,478,862
Ultra Clean Holdings, Inc. (a)	210,038	8,903,511
Veeco Instruments, Inc. (a) (b)	237,205	6,449,604
		143,757,121
SOFTWARE — 4.6%
8x8, Inc. (a)	559,571	7,044,999
Agilysys, Inc. (a)	55,860	2,227,697
Alarm.com Holdings, Inc. (a)	214,801	14,275,674

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Bottomline Technologies DE, Inc. (a)	98,221	$5,567,166
Cerence, Inc. (a)	97,266	3,511,303
InterDigital, Inc.	75,099	4,791,316
LivePerson, Inc. (a) (b)	198,639	4,850,764
OneSpan, Inc. (a)	76,843	1,109,613
Progress Software Corp.	206,740	9,735,387
SPS Commerce, Inc. (a)	168,963	22,167,946
Vonage Holdings Corp. (a)	1,185,684	24,057,528
Xperi Holding Corp.	256,449	4,441,697
		103,781,090
SPECIALTY RETAIL — 3.8%
Abercrombie & Fitch Co. Class A (a)	126,406	4,043,728
Academy Sports & Outdoors, Inc. (b)	243,971	9,612,457
Asbury Automotive Group, Inc. (a)	48,817	7,820,483
Barnes & Noble Education, Inc. (a)	164,818	590,048
Boot Barn Holdings, Inc. (a)	138,414	13,120,263
Buckle, Inc. (b)	138,295	4,569,267
Children's Place, Inc. (a)	62,533	3,082,877
Genesco, Inc. (a)	31,052	1,975,218
Hibbett, Inc. (b)	58,905	2,611,848
MarineMax, Inc. (a) (b)	102,475	4,125,643
Monro, Inc.	65,995	2,926,218
Rent-A-Center, Inc. (b)	136,457	3,437,352
Sally Beauty Holdings, Inc. (a) (b)	222,318	3,474,830
Shoe Carnival, Inc.	79,904	2,330,001
Signet Jewelers, Ltd.	247,317	17,979,946
Sleep Number Corp. (a) (b)	106,181	5,384,439
		87,084,618
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	602,327	10,046,815
Corsair Gaming, Inc. (a) (b)	60,183	1,273,472
Diebold Nixdorf, Inc. (a)	332,578	2,238,250
		13,558,537
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Kontoor Brands, Inc. (b)	114,116	4,718,697
Movado Group, Inc. (b)	75,326	2,941,480
Oxford Industries, Inc.	48,296	4,370,788
Steven Madden, Ltd.	241,751	9,341,259
Wolverine World Wide, Inc.	178,567	4,028,471
		25,400,695
THRIFTS & MORTGAGE FINANCE — 2.3%
Axos Financial, Inc. (a)	249,574	11,577,738
Flagstar Bancorp, Inc.	248,876	10,552,342
Northfield Bancorp, Inc.	115,435	1,657,647
Provident Financial Services, Inc.	161,222	3,772,595
Security Description	Shares	Value
Walker & Dunlop, Inc.	137,617	$17,810,392
WSFS Financial Corp.	136,294	6,354,026
		51,724,740
TOBACCO — 0.3%
Vector Group, Ltd.	619,179	7,454,915
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	76,843	7,888,702
Boise Cascade Co.	88,704	6,162,267
GMS, Inc. (a)	113,562	5,651,981
		19,702,950
WATER UTILITIES — 1.1%
American States Water Co.	114,943	10,232,226
California Water Service Group	146,513	8,685,290
Middlesex Water Co.	56,798	5,973,446
		24,890,962
TOTAL COMMON STOCKS (Cost $1,996,525,864)		2,263,041,486
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	3,764,670	3,764,294
State Street Navigator Securities Lending Portfolio II (f) (g)	124,109,703	124,109,703
TOTAL SHORT-TERM INVESTMENTS (Cost $127,873,808)		127,873,997
TOTAL INVESTMENTS — 105.4% (Cost $2,124,399,672)		2,390,915,483
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(122,386,160)
NET ASSETS — 100.0%		$2,268,529,323
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,260,863,676	$2,177,810	$—	$2,263,041,486
Short-Term Investments	127,873,997	—	—	127,873,997
TOTAL INVESTMENTS	$2,388,737,673	$2,177,810	$—	$2,390,915,483

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,363,385	$1,363,794	$75,103,183	$72,702,051	$(821)	$189	3,764,670	$3,764,294	$765
State Street Navigator Securities Lending Portfolio II	138,318,348	138,318,348	451,793,064	466,001,709	—	—	124,109,703	124,109,703	172,355
Total		$139,682,142	$526,896,247	$538,703,760	$(821)	$189		$127,873,997	$173,120
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	276,263	$13,379,417
Aerojet Rocketdyne Holdings, Inc. (a)	297,694	11,714,259
AeroVironment, Inc. (a)	87,952	8,279,801
Kaman Corp.	230,725	10,031,923
Moog, Inc. Class A	239,251	21,006,238
National Presto Industries, Inc.	42,040	3,234,978
Park Aerospace Corp.	90,136	1,176,275
		68,822,891
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a) (b)	222,211	19,192,364
Hub Group, Inc. Class A (a)	279,375	21,570,544
		40,762,908
AIRLINES — 0.9%
Allegiant Travel Co. (a)	126,691	20,573,352
Hawaiian Holdings, Inc. (a)	424,252	8,357,764
SkyWest, Inc. (a)	418,988	12,087,804
		41,018,920
AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	944,901	7,332,432
Dorman Products, Inc. (a)	77,800	7,393,334
LCI Industries	69,060	7,169,118
Motorcar Parts of America, Inc. (a) (b)	159,135	2,837,377
Patrick Industries, Inc.	98,712	5,952,334
Standard Motor Products, Inc.	158,614	6,842,608
		37,527,203
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	135,814	7,338,030
BANKS — 10.6%
Allegiance Bancshares, Inc.	156,059	6,972,716
Ameris Bancorp	235,648	10,340,234
Banc of California, Inc.	246,487	4,771,988
BancFirst Corp.	73,506	6,116,434
BankUnited, Inc.	712,168	31,306,905
Banner Corp.	161,768	9,468,281
Berkshire Hills Bancorp, Inc.	403,094	11,677,633
Brookline Bancorp, Inc.	360,216	5,698,617
Central Pacific Financial Corp.	88,058	2,456,818
City Holding Co.	65,088	5,122,426
Columbia Banking System, Inc.	648,153	20,915,897
Community Bank System, Inc.	239,316	16,788,017
CVB Financial Corp.	1,126,572	26,147,736
Dime Community Bancshares, Inc.	142,829	4,937,599
Eagle Bancorp, Inc.	108,539	6,187,808
FB Financial Corp.	154,105	6,845,344
First BanCorp	143,000	5,973,110
Security Description	Shares	Value
First Commonwealth Financial Corp.	353,835	$5,364,139
First Financial Bancorp	782,528	18,037,270
First Hawaiian, Inc.	1,060,255	29,570,512
Hanmi Financial Corp.	110,888	2,728,954
Heritage Financial Corp.	291,397	7,302,409
Hilltop Holdings, Inc.	246,849	7,257,361
Hope Bancorp, Inc.	986,617	15,864,801
Independent Bank Corp.	225,816	18,446,909
Independent Bank Group, Inc.	302,970	21,559,345
National Bank Holdings Corp. Class A	102,057	4,110,856
NBT Bancorp, Inc.	355,709	12,851,766
OFG Bancorp	206,490	5,500,894
Pacific Premier Bancorp, Inc.	441,384	15,602,924
Park National Corp. (b)	44,266	5,815,667
Renasant Corp.	465,755	15,579,505
S&T Bancorp, Inc.	325,999	9,643,051
Seacoast Banking Corp. of Florida	232,065	8,126,916
Simmons First National Corp. Class A	937,341	24,577,081
Southside Bancshares, Inc.	98,950	4,040,129
Tompkins Financial Corp.	55,095	4,312,286
Trustmark Corp.	506,678	15,397,945
United Community Banks, Inc.	312,136	10,862,333
Westamerica BanCorp	222,578	13,465,969
		457,746,585
BEVERAGES — 0.1%
National Beverage Corp.	83,139	3,616,546
BIOTECHNOLOGY — 0.9%
Anika Therapeutics, Inc. (a)	56,212	1,411,483
Eagle Pharmaceuticals, Inc. (a)	48,025	2,376,757
Emergent BioSolutions, Inc. (a)	400,002	16,424,082
Enanta Pharmaceuticals, Inc. (a) (b)	59,624	4,244,036
Myriad Genetics, Inc. (a)	317,550	8,002,260
REGENXBIO, Inc. (a)	171,521	5,692,782
Vanda Pharmaceuticals, Inc. (a)	166,214	1,879,881
		40,031,281
BUILDING PRODUCTS — 1.8%
AAON, Inc.	113,232	6,310,420
American Woodmark Corp. (a)	137,237	6,717,751
Apogee Enterprises, Inc.	203,374	9,652,130
Gibraltar Industries, Inc. (a)	143,517	6,164,055
Griffon Corp.	394,341	7,898,650
PGT Innovations, Inc. (a)	271,691	4,885,004
Quanex Building Products Corp.	277,681	5,828,524
Resideo Technologies, Inc. (a)	1,191,254	28,387,583
		75,844,117
CAPITAL MARKETS — 0.4%
Blucora, Inc. (a)	226,050	4,419,278
StoneX Group, Inc. (a)	142,279	10,561,370

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
WisdomTree Investments, Inc. (b)	342,639	$2,011,291
		16,991,939
CHEMICALS — 2.9%
AdvanSix, Inc.	107,214	5,477,563
American Vanguard Corp.	223,015	4,531,665
Ferro Corp. (a)	363,293	7,897,990
FutureFuel Corp.	213,939	2,081,626
GCP Applied Technologies, Inc. (a)	449,685	14,129,103
Hawkins, Inc.	71,574	3,285,247
HB Fuller Co.	237,130	15,667,179
Innospec, Inc.	202,828	18,771,731
Koppers Holdings, Inc.	176,547	4,858,573
Quaker Chemical Corp. (b)	46,680	8,066,771
Rayonier Advanced Materials, Inc. (a)	528,065	3,469,387
Stepan Co.	177,715	17,560,019
Tredegar Corp.	200,744	2,406,921
Trinseo PLC	324,238	15,537,485
		123,741,260
COMMERCIAL SERVICES & SUPPLIES — 3.8%
ABM Industries, Inc.	560,627	25,811,267
Brady Corp. Class A	217,030	10,041,978
CoreCivic, Inc. REIT (a)	996,529	11,131,229
Deluxe Corp.	352,967	10,673,722
Harsco Corp. (a)	656,187	8,031,729
Healthcare Services Group, Inc. (b)	617,523	11,467,402
HNI Corp.	364,155	13,491,943
Interface, Inc.	269,041	3,650,886
KAR Auction Services, Inc. (a) (b)	996,799	17,992,222
Matthews International Corp. Class A	261,828	8,472,754
Pitney Bowes, Inc.	1,371,138	7,129,918
UniFirst Corp.	125,289	23,088,257
US Ecology, Inc. (a)	261,053	12,499,218
Viad Corp. (a)	79,919	2,848,313
		166,330,838
COMMUNICATIONS EQUIPMENT — 1.2%
CalAmp Corp. (a) (b)	297,227	2,172,729
Comtech Telecommunications Corp.	218,267	3,424,609
Digi International, Inc. (a)	154,209	3,318,578
NETGEAR, Inc. (a)	242,510	5,985,147
NetScout Systems, Inc. (a)	607,789	19,497,871
Plantronics, Inc. (a) (b)	184,085	7,252,949
Viavi Solutions, Inc. (a)	726,802	11,686,976
		53,338,859
CONSTRUCTION & ENGINEERING — 0.8%
Arcosa, Inc.	398,259	22,800,328
Granite Construction, Inc.	381,040	12,498,112
		35,298,440
Security Description	Shares	Value
CONSUMER FINANCE — 1.1%
Encore Capital Group, Inc. (a) (b)	106,849	$6,702,638
EZCORP, Inc. Class A (a)	439,950	2,657,298
Green Dot Corp. Class A (a)	457,219	12,564,378
LendingTree, Inc. (a)	95,060	11,375,830
PRA Group, Inc. (a) (b)	364,405	16,427,377
		49,727,521
CONTAINERS & PACKAGING — 0.5%
Myers Industries, Inc.	171,159	3,697,034
O-I Glass, Inc. (a)	1,279,786	16,867,580
		20,564,614
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	412,283	12,248,928
American Public Education, Inc. (a)	155,020	3,292,625
Perdoceo Education Corp. (a)	580,801	6,667,595
Strategic Education, Inc.	187,481	12,444,989
WW International, Inc. (a)	440,890	4,510,305
		39,164,442
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc.	90,475	3,608,143
Cogent Communications Holdings, Inc.	115,964	7,694,211
Consolidated Communications Holdings, Inc. (a) (b)	597,170	3,523,303
		14,825,657
ELECTRICAL EQUIPMENT — 0.3%
AZZ, Inc.	205,711	9,923,499
Powell Industries, Inc. (b)	74,564	1,448,033
		11,371,532
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Arlo Technologies, Inc. (a)	307,304	2,722,713
Badger Meter, Inc.	84,820	8,457,402
Benchmark Electronics, Inc.	291,828	7,307,373
CTS Corp.	130,828	4,623,462
ePlus, Inc. (a)	223,823	12,547,517
FARO Technologies, Inc. (a)	75,543	3,922,193
Insight Enterprises, Inc. (a)	287,886	30,895,926
Itron, Inc. (a)	377,686	19,896,498
Knowles Corp. (a)	458,973	9,881,689
Methode Electronics, Inc.	169,919	7,348,997
OSI Systems, Inc. (a)	76,770	6,534,662
PC Connection, Inc.	91,223	4,779,173
Plexus Corp. (a)	231,264	18,919,708
Sanmina Corp. (a)	528,472	21,360,838
ScanSource, Inc. (a)	211,595	7,361,390
TTM Technologies, Inc. (a)	864,567	12,812,883
		179,372,424
ENERGY EQUIPMENT & SERVICES — 3.8%
Archrock, Inc.	1,110,337	10,248,411

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Bristow Group, Inc. (a)	192,064	$7,121,733
Core Laboratories NV	222,373	7,033,658
DMC Global, Inc. (a) (b)	155,211	4,733,936
Dril-Quip, Inc. (a) (b)	293,201	10,951,057
Helix Energy Solutions Group, Inc. (a)	1,175,005	5,616,524
Helmerich & Payne, Inc.	877,347	37,532,905
Nabors Industries, Ltd. (a)	64,209	9,805,998
Oceaneering International, Inc. (a)	826,809	12,534,424
Oil States International, Inc. (a)	508,467	3,533,846
Patterson-UTI Energy, Inc.	1,773,953	27,460,792
ProPetro Holding Corp. (a)	702,279	9,782,746
RPC, Inc. (a) (b)	589,552	6,290,520
US Silica Holdings, Inc. (a)	617,782	11,527,812
		164,174,362
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	423,366	7,315,765
Marcus Corp. (a) (b)	181,116	3,205,753
		10,521,518
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.6%
Acadia Realty Trust REIT	410,355	8,892,393
Agree Realty Corp. REIT (b)	326,077	21,638,470
Alexander & Baldwin, Inc. REIT (a)	595,346	13,806,074
American Assets Trust, Inc. REIT	248,411	9,412,293
Armada Hoffler Properties, Inc. REIT	218,301	3,187,195
Brandywine Realty Trust REIT	1,408,802	19,920,460
CareTrust REIT, Inc.	426,106	8,223,846
Centerspace REIT	44,945	4,410,003
Chatham Lodging Trust REIT (a)	403,992	5,571,050
Community Healthcare Trust, Inc. REIT	79,802	3,368,442
DiamondRock Hospitality Co. REIT (a)	1,759,089	17,766,799
Diversified Healthcare Trust REIT	1,980,035	6,336,112
Easterly Government Properties, Inc. REIT	720,468	15,230,693
Essential Properties Realty Trust, Inc. REIT	483,427	12,230,703
Four Corners Property Trust, Inc. REIT	328,049	8,870,445
Franklin Street Properties Corp. REIT	787,588	4,646,769
GEO Group, Inc. REIT (a) (b)	1,015,126	6,709,983
Getty Realty Corp. REIT	176,471	5,050,600
Global Net Lease, Inc. REIT	858,359	13,501,987
Hersha Hospitality Trust REIT (a)	273,597	2,484,261
Industrial Logistics Properties Trust REIT	319,725	7,248,166
iStar, Inc. REIT (b)	253,233	5,928,185
Security Description	Shares	Value
LTC Properties, Inc. REIT (b)	326,199	$12,548,876
LXP Industrial Trust REIT	1,163,579	18,268,190
Office Properties Income Trust REIT	401,198	10,322,825
Orion Office REIT, Inc.	470,907	6,592,698
Retail Opportunity Investments Corp. REIT	513,062	9,948,272
RPT Realty REIT	342,198	4,712,066
Saul Centers, Inc. REIT	33,441	1,762,341
Service Properties Trust REIT	1,367,777	12,077,471
SITE Centers Corp. REIT	669,339	11,184,655
Summit Hotel Properties, Inc. REIT (a)	881,907	8,783,794
Uniti Group, Inc. REIT (b)	812,395	11,178,555
Universal Health Realty Income Trust REIT	48,791	2,847,931
Urban Edge Properties REIT	502,264	9,593,242
Urstadt Biddle Properties, Inc. Class A REIT	114,597	2,155,570
Veris Residential, Inc. REIT (a)	663,096	11,531,239
Washington Real Estate Investment Trust	392,619	10,011,784
Whitestone REIT (b)	382,498	5,068,098
Xenia Hotels & Resorts, Inc. REIT (a)	953,746	18,397,760
		371,420,296
FOOD & STAPLES RETAILING — 1.1%
Andersons, Inc.	249,747	12,552,284
Chefs' Warehouse, Inc. (a)	269,953	8,800,468
PriceSmart, Inc.	197,818	15,601,906
SpartanNash Co. (b)	297,792	9,824,158
		46,778,816
FOOD PRODUCTS — 2.5%
B&G Foods, Inc. (b)	542,320	14,631,794
Calavo Growers, Inc.	146,499	5,339,889
Cal-Maine Foods, Inc.	310,260	17,132,557
Fresh Del Monte Produce, Inc.	275,763	7,145,019
Hostess Brands, Inc. (a)	1,144,765	25,116,144
J & J Snack Foods Corp. (b)	68,935	10,691,818
John B Sanfilippo & Son, Inc.	73,486	6,131,672
Seneca Foods Corp. Class A (a)	51,970	2,678,534
Tootsie Roll Industries, Inc.	73,803	2,580,145
TreeHouse Foods, Inc. (a)	465,828	15,027,611
		106,475,183
GAS UTILITIES — 1.3%
Chesapeake Utilities Corp.	70,015	9,645,266
Northwest Natural Holding Co.	254,537	13,164,654
South Jersey Industries, Inc.	927,958	32,060,949
		54,870,869
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Artivion, Inc. (a) (b)	325,859	6,966,865
Avanos Medical, Inc. (a)	399,226	13,374,071
Cardiovascular Systems, Inc. (a)	195,766	4,424,312

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CONMED Corp. (b)	87,208	$12,954,748
Cutera, Inc. (a) (b)	50,099	3,456,831
Glaukos Corp. (a)	186,450	10,780,539
Inogen, Inc. (a)	169,455	5,493,731
Integer Holdings Corp. (a)	275,287	22,179,874
Lantheus Holdings, Inc. (a)	229,964	12,719,309
Meridian Bioscience, Inc. (a)	129,331	3,357,433
Merit Medical Systems, Inc. (a)	181,003	12,040,320
Mesa Laboratories, Inc. (b)	17,748	4,523,610
Natus Medical, Inc. (a)	282,901	7,434,638
OraSure Technologies, Inc. (a) (b)	596,785	4,046,202
Orthofix Medical, Inc. (a)	163,564	5,348,543
Surmodics, Inc. (a)	40,259	1,824,940
Tactile Systems Technology, Inc. (a)	164,213	3,310,534
Varex Imaging Corp. (a) (b)	117,530	2,502,214
Zimvie, Inc. (a)	172,537	3,940,745
		140,679,459
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Addus HomeCare Corp. (a)	75,199	7,015,315
Covetrus, Inc. (a)	863,946	14,505,653
Ensign Group, Inc.	198,019	17,823,690
Hanger, Inc. (a)	304,708	5,585,298
MEDNAX, Inc. (a)	700,885	16,456,780
ModivCare, Inc. (a)	43,867	5,061,813
Owens & Minor, Inc.	622,377	27,397,035
Pennant Group, Inc. (a)	109,776	2,045,127
Select Medical Holdings Corp.	872,713	20,936,385
Tivity Health, Inc. (a)	194,378	6,253,140
US Physical Therapy, Inc.	57,235	5,692,021
		128,772,257
HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	619,404	13,948,978
Computer Programs & Systems, Inc. (a)	121,339	4,180,128
HealthStream, Inc. (a)	96,223	1,916,762
NextGen Healthcare, Inc. (a)	458,966	9,596,979
Simulations Plus, Inc. (b)	52,119	2,657,027
		32,299,874
HOTELS, RESTAURANTS & LEISURE — 2.3%
BJ's Restaurants, Inc. (a)	193,090	5,464,447
Bloomin' Brands, Inc. (b)	678,987	14,896,975
Brinker International, Inc. (a)	365,977	13,965,682
Cheesecake Factory, Inc. (a)	405,498	16,134,766
Chuy's Holdings, Inc. (a)	164,040	4,429,080
Dave & Buster's Entertainment, Inc. (a)	175,884	8,635,904
Dine Brands Global, Inc.	65,604	5,113,832
El Pollo Loco Holdings, Inc. (a)	160,529	1,865,347
Fiesta Restaurant Group, Inc. (a)	128,304	959,072
Golden Entertainment, Inc. (a)	55,682	3,233,454
Jack in the Box, Inc. (b)	55,220	5,158,100
Security Description	Shares	Value
Red Robin Gourmet Burgers, Inc. (a) (b)	130,729	$2,204,091
Ruth's Hospitality Group, Inc.	262,863	6,014,306
Shake Shack, Inc. Class A (a)	145,916	9,907,696
		97,982,752
HOUSEHOLD DURABLES — 2.0%
Ethan Allen Interiors, Inc. (b)	182,034	4,745,626
iRobot Corp. (a)	100,480	6,370,432
La-Z-Boy, Inc.	361,333	9,528,351
M/I Homes, Inc. (a)	241,063	10,691,144
MDC Holdings, Inc. (b)	471,822	17,853,745
Meritage Homes Corp. (a)	165,504	13,112,882
Sonos, Inc. (a)	537,045	15,155,410
Tupperware Brands Corp. (a) (b)	404,952	7,876,317
Universal Electronics, Inc. (a)	108,535	3,390,633
		88,724,540
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	80,762	3,550,298
Central Garden & Pet Co. Class A (a)	325,400	13,269,812
WD-40 Co. (b)	47,724	8,744,468
		25,564,578
INSURANCE — 3.6%
Ambac Financial Group, Inc. (a)	383,581	3,989,242
American Equity Investment Life Holding Co.	685,847	27,372,154
AMERISAFE, Inc.	160,446	7,969,353
Assured Guaranty, Ltd.	333,448	21,227,300
eHealth, Inc. (a) (b)	196,794	2,442,214
Employers Holdings, Inc.	231,706	9,504,580
Genworth Financial, Inc. Class A (a)	4,237,660	16,018,355
Horace Mann Educators Corp.	343,662	14,375,381
James River Group Holdings, Ltd.	308,906	7,642,334
ProAssurance Corp.	447,283	12,022,967
Safety Insurance Group, Inc.	117,956	10,716,303
Selectquote, Inc. (a) (b)	526,467	1,468,843
SiriusPoint, Ltd. (a)	724,138	5,416,552
Stewart Information Services Corp.	113,652	6,888,448
United Fire Group, Inc.	178,719	5,552,799
Universal Insurance Holdings, Inc.	232,388	3,134,914
		155,741,739
INTERACTIVE MEDIA & SERVICES — 0.2%
Cars.com, Inc. (a)	274,418	3,959,852
QuinStreet, Inc. (a)	413,481	4,796,379
		8,756,231
INTERNET & DIRECT MARKETING RETAIL — 0.1%
PetMed Express, Inc. (b)	173,507	4,476,481

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
IT SERVICES — 0.5%
CSG Systems International, Inc.	110,929	$7,051,757
EVERTEC, Inc.	163,339	6,685,465
Unisys Corp. (a)	289,261	6,250,930
		19,988,152
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	458,958	5,576,340
MACHINERY — 5.1%
Alamo Group, Inc.	47,524	6,833,476
Albany International Corp. Class A	134,170	11,313,214
Astec Industries, Inc.	188,580	8,108,940
Barnes Group, Inc.	388,966	15,632,543
CIRCOR International, Inc. (a)	167,847	4,468,087
Enerpac Tool Group Corp.	259,721	5,685,293
EnPro Industries, Inc.	172,012	16,810,733
ESCO Technologies, Inc.	213,625	14,936,660
Federal Signal Corp.	197,317	6,659,449
Franklin Electric Co., Inc.	106,644	8,855,718
Greenbrier Cos., Inc. (b)	269,643	13,889,311
Hillenbrand, Inc.	278,265	12,290,965
John Bean Technologies Corp.	94,713	11,220,649
Lindsay Corp.	37,062	5,819,105
Meritor, Inc. (a)	586,827	20,873,436
Proto Labs, Inc. (a)	228,524	12,088,920
SPX Corp. (a)	218,215	10,782,003
SPX FLOW, Inc.	135,597	11,691,173
Standex International Corp.	52,643	5,260,089
Tennant Co.	87,548	6,898,782
Titan International, Inc. (a)	423,795	6,242,500
Wabash National Corp. (b)	409,763	6,080,883
		222,441,929
MEDIA — 0.7%
AMC Networks, Inc. Class A (a)	242,143	9,838,270
EW Scripps Co. Class A (a)	255,763	5,317,313
Gannett Co., Inc. (a) (b)	731,040	3,296,991
Loyalty Ventures, Inc. (a)	165,112	2,729,301
Scholastic Corp.	252,315	10,163,248
		31,345,123
METALS & MINING — 3.0%
Allegheny Technologies, Inc. (a) (b)	579,823	15,562,449
Arconic Corp. (a)	886,937	22,723,326
Carpenter Technology Corp. (b)	399,263	16,761,061
Century Aluminum Co. (a)	230,053	6,052,694
Compass Minerals International, Inc. (b)	281,558	17,679,027
Haynes International, Inc.	45,198	1,925,435
Kaiser Aluminum Corp. (b)	131,370	12,369,799
Materion Corp.	71,123	6,098,086
Olympic Steel, Inc.	77,336	2,974,342
SunCoke Energy, Inc.	688,310	6,132,842
TimkenSteel Corp. (a) (b)	340,710	7,454,735
Security Description	Shares	Value
Warrior Met Coal, Inc.	425,933	$15,806,374
		131,540,170
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.2%
Apollo Commercial Real Estate Finance, Inc. REIT	1,101,974	15,350,498
ARMOUR Residential REIT, Inc. (b)	743,035	6,241,494
Ellington Financial, Inc. REIT	253,093	4,492,401
Franklin BSP Realty Trust, Inc. REIT	364,174	5,091,152
Granite Point Mortgage Trust, Inc. REIT	445,643	4,955,550
Invesco Mortgage Capital, Inc. REIT (b)	2,582,706	5,888,570
KKR Real Estate Finance Trust, Inc. REIT	224,483	4,626,595
New York Mortgage Trust, Inc. REIT	3,142,267	11,469,274
PennyMac Mortgage Investment Trust REIT (b)	789,156	13,328,845
Ready Capital Corp. REIT (b)	559,016	8,418,781
Two Harbors Investment Corp. REIT (b)	2,826,492	15,630,501
		95,493,661
MULTI-UTILITIES — 0.8%
Avista Corp.	583,568	26,348,095
Unitil Corp.	132,324	6,600,321
		32,948,416
MULTILINE RETAIL — 0.2%
Big Lots, Inc. (b)	253,975	8,787,535
OIL, GAS & CONSUMABLE FUELS — 2.9%
CONSOL Energy, Inc. (a)	262,804	9,889,314
Green Plains, Inc. (a) (b)	439,824	13,638,942
Laredo Petroleum, Inc. (a)	39,246	3,105,928
Par Pacific Holdings, Inc. (a)	379,027	4,934,931
PBF Energy, Inc. Class A (a)	786,967	19,178,386
Renewable Energy Group, Inc. (a)	414,437	25,135,604
REX American Resources Corp. (a)	43,548	4,337,381
Southwestern Energy Co. (a)	3,335,904	23,918,432
Talos Energy, Inc. (a)	339,221	5,356,300
World Fuel Services Corp.	528,389	14,287,639
		123,782,857
PAPER & FOREST PRODUCTS — 0.8%
Clearwater Paper Corp. (a)	138,296	3,876,437
Glatfelter Corp.	368,850	4,566,363
Mercer International, Inc.	333,733	4,655,576
Neenah, Inc.	138,855	5,506,989
Schweitzer-Mauduit International, Inc.	260,574	7,165,785
Sylvamo Corp. (a)	292,290	9,727,411
		35,498,561

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co.	444,516	$16,300,402
USANA Health Sciences, Inc. (a)	31,958	2,539,063
		18,839,465
PHARMACEUTICALS — 1.0%
Amphastar Pharmaceuticals, Inc. (a)	97,648	3,505,563
ANI Pharmaceuticals, Inc. (a) (b)	43,355	1,218,709
Corcept Therapeutics, Inc. (a)	306,331	6,898,574
Harmony Biosciences Holdings, Inc. (a) (b)	83,417	4,058,237
Nektar Therapeutics (a)	840,960	4,532,774
Pacira BioSciences, Inc. (a)	143,929	10,984,661
Phibro Animal Health Corp. Class A	168,501	3,361,595
Prestige Consumer Healthcare, Inc. (a)	195,059	10,326,424
		44,886,537
PROFESSIONAL SERVICES — 0.9%
Kelly Services, Inc. Class A	298,502	6,474,508
ManTech International Corp. Class A	226,880	19,554,787
Resources Connection, Inc.	258,362	4,428,325
TrueBlue, Inc. (a) (b)	293,984	8,493,198
		38,950,818
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Marcus & Millichap, Inc.	91,126	4,800,517
RE/MAX Holdings, Inc. Class A	156,486	4,339,357
Realogy Holdings Corp. (a)	973,975	15,271,928
		24,411,802
ROAD & RAIL — 0.3%
Heartland Express, Inc.	385,667	5,426,335
Marten Transport, Ltd.	494,828	8,788,145
		14,214,480
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Cohu, Inc. (a)	169,433	5,015,217
FormFactor, Inc. (a)	239,716	10,075,263
Ichor Holdings, Ltd. (a)	101,177	3,603,925
PDF Solutions, Inc. (a)	91,534	2,551,053
Photronics, Inc. (a)	506,706	8,598,801
SMART Global Holdings, Inc. (a) (b)	149,792	3,869,127
		33,713,386
SOFTWARE — 1.2%
Agilysys, Inc. (a)	59,655	2,379,041
Bottomline Technologies DE, Inc. (a)	147,450	8,357,466
Cerence, Inc. (a) (b)	151,565	5,471,497
Consensus Cloud Solutions, Inc. (a)	132,916	7,992,239
Security Description	Shares	Value
Ebix, Inc. (b)	197,419	$6,544,440
InterDigital, Inc.	122,038	7,786,024
LivePerson, Inc. (a) (b)	207,276	5,061,680
OneSpan, Inc. (a)	145,212	2,096,861
Xperi Holding Corp.	415,639	7,198,868
		52,888,116
SPECIALTY RETAIL — 4.2%
Aaron's Co., Inc.	260,799	5,236,844
Abercrombie & Fitch Co. Class A (a) (b)	244,211	7,812,310
Academy Sports & Outdoors, Inc. (b)	300,172	11,826,777
America's Car-Mart, Inc. (a)	50,338	4,055,229
Asbury Automotive Group, Inc. (a) (b)	106,196	17,012,599
Bed Bath & Beyond, Inc. (a) (b)	801,113	18,049,076
Caleres, Inc. (b)	316,983	6,127,281
Cato Corp. Class A	161,756	2,371,343
Chico's FAS, Inc. (a)	1,014,635	4,870,248
Conn's, Inc. (a) (b)	158,741	2,446,199
Designer Brands, Inc. Class A (a) (b)	508,343	6,867,714
Genesco, Inc. (a)	61,073	3,884,854
Group 1 Automotive, Inc.	143,054	24,008,753
Guess?, Inc. (b)	322,915	7,055,693
Haverty Furniture Cos., Inc. (b)	123,233	3,379,049
LL Flooring Holdings, Inc. (a) (b)	240,968	3,378,371
Monro, Inc.	158,385	7,022,791
ODP Corp. (a)	377,606	17,305,683
Rent-A-Center, Inc. (b)	260,502	6,562,045
Sally Beauty Holdings, Inc. (a) (b)	502,764	7,858,201
Sonic Automotive, Inc. Class A (b)	171,915	7,308,107
Zumiez, Inc. (a) (b)	162,464	6,207,749
		180,646,916
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Corsair Gaming, Inc. (a) (b)	167,083	3,535,476
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Fossil Group, Inc. (a) (b)	393,144	3,789,908
G-III Apparel Group, Ltd. (a)	362,104	9,794,913
Kontoor Brands, Inc. (b)	193,167	7,987,456
Oxford Industries, Inc.	47,385	4,288,343
Steven Madden, Ltd.	209,217	8,084,145
Unifi, Inc. (a)	115,154	2,084,287
Vera Bradley, Inc. (a)	194,700	1,493,349
Wolverine World Wide, Inc.	368,513	8,313,653
		45,836,054
THRIFTS & MORTGAGE FINANCE — 2.3%
Capitol Federal Financial, Inc.	1,069,702	11,638,358
Mr Cooper Group, Inc. (a)	625,457	28,564,621
NMI Holdings, Inc. Class A (a)	715,980	14,763,507
Northfield Bancorp, Inc.	151,709	2,178,541

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Northwest Bancshares, Inc.	1,058,510	$14,300,470
Provident Financial Services, Inc.	345,427	8,082,992
TrustCo Bank Corp.	154,686	4,939,124
WSFS Financial Corp.	306,477	14,287,958
		98,755,571
TOBACCO — 0.3%
Universal Corp.	203,812	11,835,363
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Applied Industrial Technologies, Inc.	183,022	18,789,039
Boise Cascade Co.	169,437	11,770,788
DXP Enterprises, Inc. (a)	141,512	3,833,560
GMS, Inc. (a)	157,277	7,827,676
NOW, Inc. (a)	915,920	10,102,598
Veritiv Corp. (a)	114,869	15,345,350
		67,669,011
WATER UTILITIES — 0.6%
American States Water Co.	104,042	9,261,819
California Water Service Group	178,712	10,594,048
Middlesex Water Co. (b)	44,949	4,727,286
		24,583,153
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Shenandoah Telecommunications Co.	413,941	9,760,729
Telephone & Data Systems, Inc.	825,408	15,583,703
		25,344,432
TOTAL COMMON STOCKS (Cost $4,106,746,028)		4,314,188,286
WARRANTS — 0.0% (a) (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	17,916	412,068
TOTAL WARRANTS (Cost $0)		412,068
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	5,766,010	$5,765,433
State Street Navigator Securities Lending Portfolio II (f) (g)	180,347,923	180,347,923
TOTAL SHORT-TERM INVESTMENTS (Cost $186,112,395)		186,113,356
TOTAL INVESTMENTS — 104.1% (Cost $4,292,858,423)		4,500,713,710
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(176,243,737)
NET ASSETS — 100.0%		$4,324,469,973
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,314,188,286	$—	$—	$4,314,188,286
Warrants	412,068	—	—	412,068
Short-Term Investments	186,113,356	—	—	186,113,356
TOTAL INVESTMENTS	$4,500,713,710	$—	$—	$4,500,713,710
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,709,553	$2,710,365	$181,047,850	$177,991,792	$(1,951)	$961	5,766,010	$5,765,433	$6,216
State Street Navigator Securities Lending Portfolio II	112,194,931	112,194,931	525,011,450	456,858,458	—	—	180,347,923	180,347,923	153,467
Total		$114,905,296	$706,059,300	$634,850,250	$(1,951)	$961		$186,113,356	$159,683
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	965,262	$46,747,639
Aerojet Rocketdyne Holdings, Inc. (a) (b)	1,560,147	61,391,784
AeroVironment, Inc. (a)	543,132	51,130,446
Astra Space, Inc. (a) (b)	16,530,761	63,808,737
Axon Enterprise, Inc. (a)	485,338	66,845,603
Boeing Co. (a)	343,317	65,745,205
BWX Technologies, Inc.	1,150,237	61,951,765
Curtiss-Wright Corp.	414,041	62,172,397
Ducommun, Inc. (a)	88,628	4,643,221
General Dynamics Corp.	260,252	62,767,577
HEICO Corp. (b)	415,104	63,735,068
Hexcel Corp. (b)	1,093,888	65,053,519
Howmet Aerospace, Inc.	1,793,738	64,466,944
Huntington Ingalls Industries, Inc.	293,600	58,555,584
Kaman Corp.	443,657	19,290,206
Kratos Defense & Security Solutions, Inc. (a)	2,738,615	56,086,835
L3Harris Technologies, Inc.	242,012	60,132,722
Lockheed Martin Corp.	137,810	60,829,334
Maxar Technologies, Inc. (b)	1,860,468	73,414,067
Mercury Systems, Inc. (a) (b)	923,426	59,514,806
Moog, Inc. Class A	349,703	30,703,923
National Presto Industries, Inc.	116,281	8,947,823
Northrop Grumman Corp.	138,666	62,014,209
Parsons Corp. (a) (b)	951,419	36,819,915
Raytheon Technologies Corp.	624,254	61,844,844
Rocket Lab USA, Inc. (a) (b)	7,211,271	58,050,732
Spirit AeroSystems Holdings, Inc. Class A	1,414,939	69,176,368
Textron, Inc.	874,438	65,040,698
TransDigm Group, Inc. (a)	96,953	63,168,758
Triumph Group, Inc. (a)	1,860,130	47,024,086
Vectrus, Inc. (a)	171,396	6,146,261
Security Description	Shares	Value
Virgin Galactic Holdings, Inc. (a) (b)	8,310,795	$82,110,655
Woodward, Inc.	496,657	62,037,426
TOTAL COMMON STOCKS (Cost $1,721,747,356)		1,781,369,157
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	2,557,171	2,556,915
State Street Navigator Securities Lending Portfolio II (e) (f)	90,413,083	90,413,083
TOTAL SHORT-TERM INVESTMENTS (Cost $92,969,660)		92,969,998
TOTAL INVESTMENTS — 105.1% (Cost $1,814,717,016)		1,874,339,155
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(90,581,202)
NET ASSETS — 100.0%		$1,783,757,953
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,781,369,157	$—	$—	$1,781,369,157
Short-Term Investments	92,969,998	—	—	92,969,998
TOTAL INVESTMENTS	$1,874,339,155	$—	$—	$1,874,339,155
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
Astra Space, Inc.	—	$—	$94,755,339	$1,414,406	$(608,946)	$(28,923,250)	16,530,761	$63,808,737	$—
State Street Institutional Liquid Reserves Fund, Premier Class	2,353,875	2,354,581	28,905,871	28,703,288	(587)	338	2,557,171	2,556,915	664
State Street Navigator Securities Lending Portfolio II	2,610,218	2,610,218	391,713,696	303,910,831	—	—	90,413,083	90,413,083	154,244
Total		$4,964,799	$515,374,906	$334,028,525	$(609,533)	$(28,922,912)		$156,778,735	$154,908
See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 2.5%
Bank of New York Mellon Corp.	671,766	$33,339,747
Northern Trust Corp.	319,463	37,201,466
		70,541,213
DIVERSIFIED BANKS — 5.9%
Bank of America Corp.	832,820	34,328,841
Citigroup, Inc.	620,223	33,119,908
JPMorgan Chase & Co.	260,635	35,529,763
US Bancorp	637,955	33,907,308
Wells Fargo & Co.	693,024	33,583,943
		170,469,763
OTHER DIVERSIFIED FINANCIAL SERVICES — 4.9%
Apollo Global Management, Inc.	532,748	33,025,048
Equitable Holdings, Inc.	1,122,597	34,699,473
Jackson Financial, Inc. Class A (a)	847,187	37,471,081
Voya Financial, Inc. (a)	536,268	35,581,382
		140,776,984
REGIONAL BANKS — 73.5%
Ameris Bancorp (a)	612,196	26,863,161
Associated Banc-Corp.	1,447,212	32,938,545
Atlantic Union Bankshares Corp.	431,413	15,828,543
Bank of Hawaii Corp.	242,644	20,362,685
Bank OZK	772,154	32,970,976
BankUnited, Inc.	806,285	35,444,289
Banner Corp.	220,446	12,902,704
BOK Financial Corp.	278,419	26,157,465
Cadence Bank	1,129,806	33,058,124
Cathay General Bancorp	471,624	21,105,174
Citizens Financial Group, Inc.	716,479	32,477,993
Columbia Banking System, Inc. (a)	952,598	30,740,338
Comerica, Inc.	381,495	34,498,593
Commerce Bancshares, Inc.	473,512	33,898,724
Community Bank System, Inc.	264,405	18,548,011
Cullen/Frost Bankers, Inc.	243,430	33,693,146
CVB Financial Corp. (a)	1,052,220	24,422,026
East West Bancorp, Inc.	438,298	34,634,308
Eastern Bankshares, Inc.	951,147	20,487,706
Fifth Third Bancorp	763,414	32,857,339
First BanCorp	2,503,118	32,840,908
First Citizens BancShares, Inc. Class A	47,354	31,518,822
First Financial Bancorp	400,426	9,229,819
Security Description	Shares	Value
First Financial Bankshares, Inc. (a)	574,027	$25,326,071
First Hawaiian, Inc. (a)	813,688	22,693,758
First Horizon Corp.	1,455,327	34,185,631
First Interstate BancSystem, Inc. Class A	860,604	31,644,409
First Merchants Corp.	268,892	11,185,907
First Republic Bank	209,452	33,952,169
FNB Corp.	2,636,543	32,824,960
Fulton Financial Corp.	1,391,355	23,124,320
Glacier Bancorp, Inc.	498,480	25,063,574
Hancock Whitney Corp.	621,320	32,401,838
Hilltop Holdings, Inc. (a)	551,376	16,210,454
Home BancShares, Inc.	854,957	19,322,028
Hope Bancorp, Inc. (a)	1,000,494	16,087,944
Huntington Bancshares, Inc.	2,281,931	33,361,831
Independent Bank Corp.	256,095	20,920,401
Independent Bank Group, Inc. (a)	245,548	17,473,196
International Bancshares Corp.	302,606	12,772,999
Investors Bancorp, Inc.	2,191,051	32,712,392
KeyCorp.	1,465,493	32,797,733
Lakeland Financial Corp.	183,932	13,427,036
Live Oak Bancshares, Inc. (a)	588,730	29,960,470
M&T Bank Corp.	195,028	33,057,246
Old National Bancorp	1,922,693	31,493,711
Pacific Premier Bancorp, Inc.	562,388	19,880,416
PacWest Bancorp	766,212	33,046,724
People's United Financial, Inc.	1,653,873	33,060,921
Pinnacle Financial Partners, Inc.	354,312	32,625,049
PNC Financial Services Group, Inc.	184,363	34,005,755
Popular, Inc.	413,719	33,817,391
Prosperity Bancshares, Inc.	475,909	33,018,567
Regions Financial Corp.	1,533,073	34,126,205
Renasant Corp.	344,839	11,534,865
Sandy Spring Bancorp, Inc.	218,296	9,805,856
Seacoast Banking Corp. of Florida (a)	427,579	14,973,817
Signature Bank	116,068	34,064,797
Silvergate Capital Corp. Class A (b)	272,017	40,957,600
Simmons First National Corp. Class A (a)	855,047	22,419,332
SouthState Corp.	388,734	31,716,807
SVB Financial Group (b)	63,252	35,386,331
Synovus Financial Corp.	707,239	34,654,711
Texas Capital Bancshares, Inc. (b)	543,712	31,160,135
Triumph Bancorp, Inc. (b)	274,887	25,844,876
Truist Financial Corp.	587,893	33,333,533
Trustmark Corp.	308,012	9,360,485
UMB Financial Corp.	337,086	32,751,276
Umpqua Holdings Corp.	1,610,235	30,369,032

See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
United Bankshares, Inc.	851,128	$29,687,345
United Community Banks, Inc. (a)	888,368	30,915,206
Valley National Bancorp	2,486,254	32,371,027
Veritex Holdings, Inc.	361,099	13,783,149
Webster Financial Corp.	606,316	34,026,454
WesBanco, Inc.	353,267	12,138,254
Western Alliance Bancorp	404,506	33,501,187
Wintrust Financial Corp.	366,013	34,013,588
Zions Bancorp NA	523,165	34,298,697
		2,116,128,865
THRIFTS & MORTGAGE FINANCE — 13.0%
Axos Financial, Inc. (b)	405,903	18,829,840
Essent Group, Ltd.	822,681	33,902,684
Flagstar Bancorp, Inc.	690,284	29,268,042
MGIC Investment Corp.	2,423,439	32,837,599
Mr Cooper Group, Inc. (b)	708,682	32,365,507
New York Community Bancorp, Inc. (a)	3,028,814	32,468,886
NMI Holdings, Inc. Class A (b)	1,076,899	22,205,657
PennyMac Financial Services, Inc. (a)	606,436	32,262,395
Radian Group, Inc.	1,436,097	31,895,714
Rocket Cos., Inc. Class A (a)	3,042,559	33,833,256
Walker & Dunlop, Inc. (a)	212,097	27,449,594
Washington Federal, Inc.	583,353	19,145,646
WSFS Financial Corp.	629,839	29,363,094
		375,827,914
TOTAL COMMON STOCKS (Cost $3,050,603,176)		2,873,744,739
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	1,769,465	$1,769,288
State Street Navigator Securities Lending Portfolio II (e) (f)	54,406,124	54,406,124
TOTAL SHORT-TERM INVESTMENTS (Cost $56,175,203)		56,175,412
TOTAL INVESTMENTS — 101.7% (Cost $3,106,778,379)		2,929,920,151
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(49,567,904)
NET ASSETS — 100.0%		$2,880,352,247
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,873,744,739	$—	$—	$2,873,744,739
Short-Term Investments	56,175,412	—	—	56,175,412
TOTAL INVESTMENTS	$2,929,920,151	$—	$—	$2,929,920,151

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,773,419	$1,773,951	$102,548,198	$102,551,847	$(1,136)	$122	1,769,465	$1,769,288	$2,309
State Street Navigator Securities Lending Portfolio II	33,030,723	33,030,723	611,444,564	590,069,163	—	—	54,406,124	54,406,124	82,549
Total		$34,804,674	$713,992,762	$692,621,010	$(1,136)	$122		$56,175,412	$84,858
See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
2seventy bio, Inc. (a) (b) (c)	2,514,667	$42,900,219
4D Molecular Therapeutics, Inc. (b) (c)	820,414	12,404,660
Aadi Bioscience, Inc. (b)	465,752	7,903,811
AbbVie, Inc.	410,080	66,478,069
ACADIA Pharmaceuticals, Inc. (b)	2,637,027	63,868,794
Achillion Pharmaceuticals, Inc. (c)	51,865	75,464
Agenus, Inc. (a) (b) (c)	13,344,089	32,826,459
Agios Pharmaceuticals, Inc. (b) (c)	2,033,414	59,192,681
Akebia Therapeutics, Inc. (b) (c)	8,032,576	5,766,586
Akero Therapeutics, Inc. (b) (c)	771,129	10,942,320
Albireo Pharma, Inc. (b) (c)	572,498	17,077,615
Alector, Inc. (b) (c)	2,605,522	37,128,688
Alkermes PLC (b) (c)	2,507,275	65,966,405
Allogene Therapeutics, Inc. (b) (c)	6,452,173	58,779,296
Alnylam Pharmaceuticals, Inc. (b)	394,506	64,418,885
ALX Oncology Holdings, Inc. (b) (c)	1,793,299	30,306,753
Amgen, Inc.	267,059	64,580,207
Amicus Therapeutics, Inc. (b) (c)	6,579,936	62,311,994
AnaptysBio, Inc. (b) (c)	532,771	13,180,754
Anavex Life Sciences Corp. (a) (b) (c)	4,208,055	51,801,157
Anika Therapeutics, Inc. (b)	338,805	8,507,393
Apellis Pharmaceuticals, Inc. (b)	1,411,739	71,730,459
Arcturus Therapeutics Holdings, Inc. (a) (b) (c)	2,713,945	73,167,957
Arcus Biosciences, Inc. (b) (c)	1,846,838	58,286,207
Arcutis Biotherapeutics, Inc. (b) (c)	654,550	12,606,633
Arrowhead Pharmaceuticals, Inc. (b)	1,463,066	67,286,405
Atara Biotherapeutics, Inc. (b)	4,425,185	41,109,969
Avid Bioservices, Inc. (b) (c)	2,468,921	50,291,921
Avidity Biosciences, Inc. (b) (c)	889,659	16,432,002
Beam Therapeutics, Inc. (b) (c)	1,003,599	57,506,223
BioCryst Pharmaceuticals, Inc. (b) (c)	3,792,026	61,658,343
Biogen, Inc. (b)	309,242	65,126,365
Biohaven Pharmaceutical Holding Co., Ltd. (b)	514,630	61,019,679
Security Description	Shares	Value
BioMarin Pharmaceutical, Inc. (b)	804,522	$62,028,646
Bioxcel Therapeutics, Inc. (b) (c)	1,062,308	22,212,860
Bluebird Bio, Inc. (a) (b) (c)	11,193,011	54,286,103
Blueprint Medicines Corp. (b)	1,070,546	68,386,478
Bridgebio Pharma, Inc. (b) (c)	7,124,407	72,312,731
C4 Therapeutics, Inc. (b)	1,547,730	37,547,930
CareDx, Inc. (b) (c)	1,986,010	73,462,510
Catalyst Pharmaceuticals, Inc. (b) (c)	2,646,473	21,939,261
Celldex Therapeutics, Inc. (b)	1,786,139	60,835,894
Cerevel Therapeutics Holdings, Inc. (b) (c)	1,291,809	45,226,233
ChemoCentryx, Inc. (b) (c)	2,577,070	64,607,145
Chimerix, Inc. (b) (c)	2,932,380	13,430,300
Chinook Therapeutics, Inc. (b) (c)	907,103	14,840,205
Coherus Biosciences, Inc. (b) (c)	3,073,152	39,674,392
Crinetics Pharmaceuticals, Inc. (b) (c)	893,105	19,603,655
Cullinan Oncology, Inc. (b) (c)	630,440	6,600,707
Cytokinetics, Inc. (b) (c)	1,630,015	60,000,852
Deciphera Pharmaceuticals, Inc. (a) (b) (c)	4,828,625	44,761,354
Denali Therapeutics, Inc. (b) (c)	2,011,624	64,713,944
Dermtech, Inc. (a) (b) (c)	2,541,478	37,308,897
Dynavax Technologies Corp. (a) (b) (c)	6,269,466	67,961,011
Eagle Pharmaceuticals, Inc. (b) (c)	329,965	16,329,968
Editas Medicine, Inc. (a) (b) (c)	4,059,014	77,202,446
Emergent BioSolutions, Inc. (b) (c)	1,675,760	68,806,706
Enanta Pharmaceuticals, Inc. (b)	658,359	46,861,994
Exact Sciences Corp. (b) (c)	974,192	68,115,505
Exelixis, Inc. (b)	2,912,183	66,019,189
Fate Therapeutics, Inc. (b) (c)	1,822,006	70,639,173
FibroGen, Inc. (b)	3,168,380	38,083,928
Forma Therapeutics Holdings, Inc. (b) (c)	1,899,289	17,663,388
G1 Therapeutics, Inc. (a) (b) (c)	2,932,462	22,286,711
Geron Corp. (b) (c)	7,220,797	9,820,284
Gilead Sciences, Inc.	1,053,949	62,657,268
Global Blood Therapeutics, Inc. (b) (c)	2,198,145	76,143,743
Gossamer Bio, Inc. (b) (c)	2,148,060	18,645,161
Halozyme Therapeutics, Inc. (b) (c)	1,760,577	70,211,811
Heron Therapeutics, Inc. (a) (b) (c)	10,884,187	62,257,550
Horizon Therapeutics Plc (b)	606,670	63,827,751
Ideaya Biosciences, Inc. (b)	1,245,393	13,935,948

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ImmunityBio, Inc. (b) (c)	5,199,147	$29,167,215
ImmunoGen, Inc. (b)	9,749,920	46,409,619
Incyte Corp. (b)	826,746	65,660,167
Inhibrx, Inc. (b) (c)	1,086,441	24,205,905
Inovio Pharmaceuticals, Inc. (a) (b) (c)	18,983,755	68,151,680
Insmed, Inc. (b)	2,761,020	64,883,970
Intellia Therapeutics, Inc. (b)	997,346	72,477,134
Intercept Pharmaceuticals, Inc. (a) (b) (c)	2,604,774	42,379,673
Ionis Pharmaceuticals, Inc. (b) (c)	1,898,990	70,338,590
Iovance Biotherapeutics, Inc. (b)	4,637,998	77,222,667
Ironwood Pharmaceuticals, Inc. (b) (c)	5,238,019	65,894,279
iTeos Therapeutics, Inc. (b)	1,099,073	35,368,169
IVERIC bio, Inc. (b)	3,730,326	62,781,387
KalVista Pharmaceuticals, Inc. (b) (c)	543,585	8,012,443
Karuna Therapeutics, Inc. (b) (c)	594,021	75,315,923
Karyopharm Therapeutics, Inc. (a) (b) (c)	9,247,614	68,154,915
Keros Therapeutics, Inc. (b) (c)	391,757	21,303,746
Kezar Life Sciences, Inc. (b)	1,570,367	26,099,499
Kronos Bio, Inc. (b) (c)	1,223,598	8,846,613
Krystal Biotech, Inc. (b) (c)	685,947	45,642,913
Kura Oncology, Inc. (b)	2,035,719	32,734,361
Kymera Therapeutics, Inc. (b)	1,419,005	60,052,292
Ligand Pharmaceuticals, Inc. (b) (c)	546,637	61,491,196
MacroGenics, Inc. (b)	2,373,810	20,913,266
Madrigal Pharmaceuticals, Inc. (b) (c)	529,062	51,911,563
MannKind Corp. (b) (c)	9,910,223	36,469,621
MiMedx Group, Inc. (b)	2,432,154	11,455,445
Mirati Therapeutics, Inc. (b) (c)	756,664	62,212,914
Moderna, Inc. (b)	442,323	76,194,560
Morphic Holding, Inc. (b) (c)	773,438	31,053,536
Myovant Sciences, Ltd. (b) (c)	3,099,158	41,280,785
Myriad Genetics, Inc. (b)	1,497,456	37,735,891
Natera, Inc. (b)	1,568,292	63,798,119
Neurocrine Biosciences, Inc. (b)	684,533	64,174,969
Novavax, Inc. (b) (c)	837,486	61,680,844
Nurix Therapeutics, Inc. (b) (c)	1,672,220	23,427,802
Ocugen, Inc. (a) (b) (c)	24,950,098	82,335,323
OPKO Health, Inc. (b) (c)	18,535,134	63,760,861
Organogenesis Holdings, Inc. (b) (c)	2,684,281	20,454,221
PMV Pharmaceuticals, Inc. (b) (c)	1,967,752	40,968,597
Security Description	Shares	Value
Praxis Precision Medicines, Inc. (b)	802,505	$8,193,576
Prometheus Biosciences, Inc. (b)	501,301	18,929,126
Protagonist Therapeutics, Inc. (b) (c)	2,378,995	56,334,602
Prothena Corp. PLC (b)	1,641,221	60,019,452
PTC Therapeutics, Inc. (b) (c)	1,784,227	66,569,509
Radius Health, Inc. (a) (b) (c)	2,902,583	25,629,808
Rapt Therapeutics, Inc. (b) (c)	957,066	21,045,881
Regeneron Pharmaceuticals, Inc. (b)	95,174	66,471,425
REGENXBIO, Inc. (b)	1,333,462	44,257,604
Relay Therapeutics, Inc. (b) (c)	1,906,139	57,050,740
Replimenu Group, Inc. (b)	1,148,160	19,495,757
REVOLUTION Medicines, Inc. (b) (c)	1,698,989	43,341,209
Rigel Pharmaceuticals, Inc. (b) (c)	3,980,871	11,902,804
Rocket Pharmaceuticals, Inc. (b)	1,889,898	29,973,782
Sage Therapeutics, Inc. (b)	1,967,439	65,122,231
Sana Biotechnology, Inc. (b) (c)	5,543,714	45,791,078
Sangamo Therapeutics, Inc. (b) (c)	5,264,176	30,584,863
Sarepta Therapeutics, Inc. (b)	785,214	61,340,918
Scholar Rock Holding Corp. (b) (c)	909,069	11,717,899
Seagen, Inc. (b)	443,052	63,821,641
Seres Therapeutics, Inc. (b)	3,388,748	24,127,886
Sorrento Therapeutics, Inc. (a) (b) (c)	28,040,187	65,333,636
SpringWorks Therapeutics, Inc. (b) (c)	1,038,384	58,606,393
Stoke Therapeutics, Inc. (b)	589,933	12,418,090
Sutro Biopharma, Inc. (b) (c)	1,884,111	15,487,392
Syndax Pharmaceuticals, Inc. (b)	1,491,442	25,921,262
TG Therapeutics, Inc. (b) (c)	6,946,278	66,059,104
Travere Therapeutics, Inc. (b) (c)	1,811,877	46,692,070
Turning Point Therapeutics, Inc. (b)	2,183,930	58,638,520
Twist Bioscience Corp. (b) (c)	1,395,878	68,928,456
Ultragenyx Pharmaceutical, Inc. (b)	934,530	67,865,569
uniQure NV (b) (c)	2,158,300	39,000,481
United Therapeutics Corp. (b)	353,361	63,396,497
Vanda Pharmaceuticals, Inc. (b)	1,970,144	22,282,329
Vaxart, Inc. (a) (b) (c)	11,391,404	57,412,676
Vaxcyte, Inc. (b)	663,585	16,025,578
VBI Vaccines, Inc. (b) (c)	12,111,294	20,104,748
Veracyte, Inc. (b) (c)	2,569,447	70,839,654
Vericel Corp. (b) (c)	1,428,493	54,597,002

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (b)	258,527	$67,467,791
Verve Therapeutics, Inc. (b) (c)	2,115,024	48,264,848
Vir Biotechnology, Inc. (b) (c)	2,798,857	71,986,602
Xencor, Inc. (b)	1,071,417	28,585,406
Y-mAbs Therapeutics, Inc. (b) (c)	1,603,860	19,053,857
Zentalis Pharmaceuticals, Inc. (b) (c)	1,385,205	63,913,359
TOTAL COMMON STOCKS (Cost $9,579,970,198)		7,116,915,789
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	3,416,137	3,415,795
State Street Navigator Securities Lending Portfolio II (f) (g)	604,916,246	604,916,246
TOTAL SHORT-TERM INVESTMENTS (Cost $608,331,539)		608,332,041
TOTAL INVESTMENTS — 108.5% (Cost $10,188,301,737)		7,725,247,830
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(606,508,706)
NET ASSETS — 100.0%		$7,118,739,124

(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,029,424,120	$87,491,669	$—	$7,116,915,789
Short-Term Investments	608,332,041	—	—	608,332,041
TOTAL INVESTMENTS	$7,637,756,161	$87,491,669	$—	$7,725,247,830

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
2seventy bio, Inc.	—	$—	$107,210,113	$29,893,253	$3,602,931	$(38,019,572)	2,514,667	$42,900,219	$—
Agenus, Inc.	7,286,825	40,004,669	109,990,811	85,003,903	(11,228,551)	(20,936,567)	13,344,089	32,826,459	—
Akebia Therapeutics, Inc.	10,330,349	39,152,023	47,401,633	52,602,839	(6,576,459)	—*	—	—*	—
Altimmune, Inc.	3,151,954	31,046,747	62,834,993	87,299,172	(27,142,329)	—*	—	—*	—
Anavex Life Sciences Corp.	2,922,089	66,798,955	100,848,675	85,991,593	3,169,754	(33,024,634)	4,208,055	51,801,157	—
Arcturus Therapeutics Holdings, Inc.	1,317,004	44,567,415	106,297,327	94,151,704	21,916,318	(5,461,399)	2,713,945	73,167,957	—
Athenex, Inc.	7,074,314	32,683,331	11,288,962	35,924,436	(11,379,617)	—	—	—	—
Bluebird Bio, Inc.	1,328,245	42,477,275	112,621,399	58,472,687	(7,548,014)	(34,791,870)	11,193,011	54,286,103	—
CEL-SCI Corp.	—	—	59,099,323	60,789,978	(40,265,819)	—*	—	—*	—
ChemoCentryx, Inc.	3,718,648	49,792,697	141,113,400	181,853,022	18,593,063	—*	—	—*	—
Clovis Oncology, Inc.	7,836,192	45,449,914	85,599,600	80,116,362	(57,256,986)	—*	—	—*	—
Curis, Inc.	5,654,541	45,632,146	59,708,551	72,215,351	(52,822,161)	—*	—	—*	—
CytomX Therapeutics, Inc.	3,390,843	21,464,036	21,947,077	37,607,437	(11,563,753)	—*	—	—*	—
Deciphera Pharmaceuticals, Inc.	1,278,719	46,813,903	116,874,124	84,007,011	(61,033,344)	26,113,682	4,828,625	44,761,354	—
Dermtech, Inc.	1,116,978	46,732,975	46,579,177	59,959,939	24,224,718	(19,967,834)	2,541,478	37,308,897	—
Dynavax Technologies Corp.	4,933,899	48,598,905	127,575,344	115,963,655	33,488,032	(25,737,615)	6,269,466	67,961,011	—
Editas Medicine, Inc.	1,210,347	68,554,054	143,381,885	97,926,348	5,628,472	(42,435,617)	4,059,014	77,202,446	—
Esperion Therapeutics, Inc.	1,717,543	36,326,034	11,003,914	31,911,480	(41,992,408)	—*	—	—*	—
Flexion Therapeutics, Inc.	3,031,246	24,947,155	8,007,240	27,104,177	(15,655,886)	—*	—	—*	—
G1 Therapeutics, Inc.	2,094,965	45,963,532	93,819,758	73,810,210	(32,317,606)	(11,368,763)	2,932,462	22,286,711	—
Heron Therapeutics, Inc.	2,941,073	45,645,453	128,466,316	64,968,100	(2,288,814)	(44,597,305)	10,884,187	62,257,550	—
Inovio Pharmaceuticals, Inc.	4,977,234	46,138,959	130,054,933	63,044,032	(3,263,328)	(41,734,852)	18,983,755	68,151,680	—
Intercept Pharmaceuticals, Inc.	2,100,790	41,952,776	82,316,538	74,123,485	(51,319,709)	43,553,553	2,604,774	42,379,673	—
Karyopharm Therapeutics, Inc.	4,388,848	45,292,911	108,912,698	71,694,927	(32,062,813)	17,707,046	9,247,614	68,154,915	—
Kiniksa Pharmaceuticals Ltd.	1,789,862	24,932,778	28,063,913	49,477,765	(9,792,043)	—*	—	—*	—
Ocugen, Inc.	7,144,072	57,366,898	149,405,787	74,357,271	1,099,244	(51,179,335)	24,950,098	82,335,323	—
Radius Health, Inc.	1,393,055	25,409,323	56,038,382	45,485,293	(18,362,028)	8,029,424	2,902,583	25,629,808	—
Sesen Bio, Inc.	10,657,136	49,235,968	10,585,339	18,984,753	(38,020,678)	—*	—	—*	—
Sorrento Therapeutics, Inc.	5,106,336	49,480,396	130,483,603	59,753,111	5,061,287	(59,938,539)	28,040,187	65,333,636	—
State Street Institutional Liquid Reserves Fund, Premier Class	6,614,369	6,616,353	369,947,901	373,146,495	(2,042)	78	3,416,137	3,415,795	3,600
State Street Navigator Securities Lending Portfolio II	827,025,040	827,025,040	1,942,550,244	2,164,659,038	—	—	604,916,246	604,916,246	3,000,104
Vaxart, Inc.	5,182,265	38,815,165	105,961,194	66,618,356	2,463,719	(23,209,046)	11,391,404	57,412,676	—
Total		$2,034,917,786	$4,815,990,154	$4,578,917,183	$(412,646,850)	$(356,999,165)		$1,584,489,616	$3,003,704
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2022.
*	As of March 31, 2022, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 44.8%
Affiliated Managers Group, Inc.	19,631	$2,766,989
Ameriprise Financial, Inc.	9,204	2,764,513
Ares Management Corp. Class A	35,119	2,852,716
Artisan Partners Asset Management, Inc. Class A	69,913	2,751,077
Assetmark Financial Holdings, Inc. (a)	28,264	628,874
Bank of New York Mellon Corp.	50,044	2,483,684
BlackRock, Inc.	3,642	2,783,107
Blackstone, Inc.	21,561	2,736,953
Blucora, Inc. (a)	104,874	2,050,287
Blue Owl Capital, Inc. (b)	201,953	2,560,764
Bridge Investment Group Holdings, Inc. Class A	50,834	1,034,472
Brightsphere Investment Group, Inc.	105,891	2,567,857
Carlyle Group, Inc.	58,917	2,881,630
Cohen & Steers, Inc.	32,241	2,769,179
Diamond Hill Investment Group, Inc.	1,972	369,356
Federated Hermes, Inc.	79,158	2,696,121
Focus Financial Partners, Inc. Class A (a)	56,521	2,585,271
Franklin Resources, Inc.	91,790	2,562,777
Hamilton Lane, Inc. Class A	33,019	2,552,038
Invesco, Ltd.	124,860	2,879,272
Janus Henderson Group PLC	77,276	2,706,206
KKR & Co., Inc.	47,852	2,797,906
Northern Trust Corp.	23,799	2,771,394
SEI Investments Co.	44,858	2,700,900
State Street Corp. (c)	30,481	2,655,505
StepStone Group, Inc. Class A	78,537	2,596,433
T Rowe Price Group, Inc.	18,354	2,774,941
Victory Capital Holdings, Inc. Class A (b)	54,549	1,574,830
Virtus Investment Partners, Inc.	11,823	2,837,402
WisdomTree Investments, Inc. (b)	309,109	1,814,470
		72,506,924
FINANCIAL EXCHANGES & DATA — 23.0%
Cboe Global Markets, Inc.	21,949	2,511,405
CME Group, Inc.	11,074	2,634,062
Coinbase Global, Inc. Class A (a)	15,632	2,967,892
Donnelley Financial Solutions, Inc. (a)	80,224	2,668,250
FactSet Research Systems, Inc.	6,136	2,663,944
Intercontinental Exchange, Inc.	19,802	2,616,240
MarketAxess Holdings, Inc.	7,304	2,484,821
Moody's Corp.	8,218	2,772,835
Morningstar, Inc.	9,604	2,623,525
MSCI, Inc.	5,480	2,755,782
Nasdaq, Inc.	15,177	2,704,541
Security Description	Shares	Value
Open Lending Corp. Class A (a)	136,583	$2,582,785
S&P Global, Inc.	6,590	2,703,086
Tradeweb Markets, Inc. Class A	30,165	2,650,599
		37,339,767
INVESTMENT BANKING & BROKERAGE — 31.9%
B Riley Financial, Inc.	39,454	2,760,202
BGC Partners, Inc. Class A	587,370	2,584,428
Charles Schwab Corp.	31,184	2,629,123
Cowen, Inc. Class A	96,647	2,619,134
Evercore, Inc. Class A	22,610	2,516,945
Goldman Sachs Group, Inc.	7,652	2,525,925
Houlihan Lokey, Inc.	26,262	2,305,804
Interactive Brokers Group, Inc. Class A	41,074	2,707,187
Jefferies Financial Group, Inc.	82,282	2,702,964
Lazard, Ltd. Class A	77,372	2,669,334
LPL Financial Holdings, Inc.	15,957	2,915,025
Moelis & Co. Class A	55,395	2,600,795
Morgan Stanley	29,375	2,567,375
Oppenheimer Holdings, Inc. Class A	27,959	1,218,453
Perella Weinberg Partners	155,217	1,466,801
Piper Sandler Cos.	20,134	2,642,587
PJT Partners, Inc. Class A	42,011	2,651,734
Raymond James Financial, Inc.	26,029	2,860,847
Stifel Financial Corp.	39,170	2,659,643
StoneX Group, Inc. (a)	18,433	1,368,282
Virtu Financial, Inc. Class A	74,559	2,775,086
		51,747,674
TOTAL COMMON STOCKS (Cost $184,031,574)		161,594,365
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	406,892	406,851
State Street Navigator Securities Lending Portfolio II (c) (f)	1,520,589	1,520,589
TOTAL SHORT-TERM INVESTMENTS (Cost $1,927,397)		1,927,440
TOTAL INVESTMENTS — 100.9% (Cost $185,958,971)		163,521,805
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(1,491,419)
NET ASSETS — 100.0%		$162,030,386

See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$161,594,365	$—	$—	$161,594,365
Short-Term Investments	1,927,440	—	—	1,927,440
TOTAL INVESTMENTS	$163,521,805	$—	$—	$163,521,805

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	23,753	$1,954,397	$5,101,574	$4,510,022	$328,531	$(218,975)	30,481	$2,655,505	$23,753
State Street Institutional Liquid Reserves Fund, Premier Class	158,671	158,719	6,247,843	5,999,580	(174)	43	406,892	406,851	167
State Street Navigator Securities Lending Portfolio II	32,962	32,962	17,742,996	16,255,372	—	—	1,520,586	1,520,586	35,898
Total		$2,146,078	$29,092,413	$26,764,974	$328,357	$(218,932)		$4,582,942	$59,818
See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.9%
General Dynamics Corp.	950,114	$229,148,495
L3Harris Technologies, Inc.	732,611	182,031,855
		411,180,350
AIR FREIGHT & LOGISTICS — 1.1%
C.H. Robinson Worldwide, Inc. (a)	1,637,186	176,341,304
Expeditors International of Washington, Inc.	629,290	64,917,557
		241,258,861
BANKS — 7.5%
Bank OZK	4,445,518	189,823,619
Commerce Bancshares, Inc. (a)	1,798,145	128,729,201
Community Bank System, Inc.	2,080,068	145,916,770
Cullen/Frost Bankers, Inc.	1,559,268	215,818,284
People's United Financial, Inc.	18,364,967	367,115,690
Prosperity Bancshares, Inc. (a)	3,214,743	223,038,869
UMB Financial Corp.	1,164,057	113,099,778
United Bankshares, Inc. (a)	6,084,926	212,242,219
		1,595,784,430
BEVERAGES — 2.6%
Brown-Forman Corp. Class B	1,347,526	90,311,192
Coca-Cola Co.	4,077,366	252,796,692
PepsiCo, Inc.	1,230,526	205,965,442
		549,073,326
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	2,715,711	440,243,910
BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	1,426,926	91,166,302
Carlisle Cos., Inc.	326,981	80,411,168
		171,577,470
CAPITAL MARKETS — 3.2%
FactSet Research Systems, Inc.	138,125	59,966,969
Franklin Resources, Inc.	9,417,815	262,945,395
S&P Global, Inc.	134,563	55,195,051
SEI Investments Co.	1,934,280	116,462,999
T Rowe Price Group, Inc.	1,188,166	179,638,817
		674,209,231
CHEMICALS — 3.7%
Air Products & Chemicals, Inc.	600,807	150,147,677
Albemarle Corp.	271,276	59,992,688
Ecolab, Inc.	389,048	68,690,315
HB Fuller Co. (a)	977,116	64,558,054
Linde PLC (b)	333,607	106,564,084
PPG Industries, Inc.	760,630	99,695,774
RPM International, Inc.	1,529,283	124,544,808
Sherwin-Williams Co.	180,302	45,006,985
Stepan Co.	801,119	79,158,568
		798,358,953
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc. (a)	3,893,100	$179,238,324
Brady Corp. Class A (a)	1,761,570	81,507,844
Cintas Corp.	191,271	81,364,771
MSA Safety, Inc.	720,659	95,631,449
		437,742,388
CONSTRUCTION & ENGINEERING — 1.0%
MDU Resources Group, Inc.	8,335,842	222,150,189
CONTAINERS & PACKAGING — 3.4%
Amcor PLC	28,890,214	327,326,125
AptarGroup, Inc.	913,729	107,363,157
Sonoco Products Co.	4,652,923	291,086,863
		725,776,145
DISTRIBUTORS — 0.9%
Genuine Parts Co.	1,484,368	187,060,055
ELECTRIC UTILITIES — 3.5%
Eversource Energy	2,649,372	233,648,117
NextEra Energy, Inc.	1,734,941	146,966,852
Southern Co.	4,923,416	356,996,894
		737,611,863
ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	2,052,054	201,203,895
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc.	694,769	69,275,417
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.8%
Essex Property Trust, Inc. REIT	614,328	212,238,037
Federal Realty Investment Trust REIT	2,199,012	268,433,395
National Retail Properties, Inc. REIT	8,675,926	389,896,114
Realty Income Corp. REIT	5,204,239	360,653,763
		1,231,221,309
FOOD & STAPLES RETAILING — 3.2%
Casey's General Stores, Inc.	322,993	64,007,523
Sysco Corp.	2,672,312	218,194,275
Walmart, Inc.	934,443	139,157,252
Walgreens Boots Alliance, Inc.	6,023,642	269,678,452
		691,037,502
FOOD PRODUCTS — 4.5%
Archer-Daniels-Midland Co.	2,750,775	248,284,951
Hormel Foods Corp.	3,745,969	193,067,242
J.M. Smucker Co.	1,768,943	239,532,572
Lancaster Colony Corp.	1,002,738	149,558,373
McCormick & Co., Inc.	1,401,677	139,887,365
		970,330,503
GAS UTILITIES — 6.3%
Atmos Energy Corp. (a)	2,186,319	261,243,257
National Fuel Gas Co. (a)	4,075,445	279,983,072
New Jersey Resources Corp. (a)	3,884,659	178,150,462

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
South Jersey Industries, Inc. (a)	11,839,868	$409,067,439
UGI Corp.	5,832,051	211,236,887
		1,339,681,117
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	929,577	110,024,734
Becton Dickinson & Co.	458,667	122,005,422
Medtronic PLC	2,014,110	223,465,504
		455,495,660
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	6,465,810	366,611,427
HOTELS, RESTAURANTS & LEISURE — 0.8%
McDonald's Corp.	699,649	173,009,205
HOUSEHOLD DURABLES — 1.4%
Leggett & Platt, Inc. (a)	8,834,275	307,432,770
HOUSEHOLD PRODUCTS — 3.9%
Church & Dwight Co., Inc.	828,969	82,382,939
Clorox Co.	1,295,886	180,167,031
Colgate-Palmolive Co.	2,172,059	164,707,234
Kimberly-Clark Corp.	1,938,744	238,775,711
Procter & Gamble Co.	1,136,174	173,607,387
		839,640,302
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	1,661,867	247,418,759
Roper Technologies, Inc.	100,023	47,233,861
		294,652,620
INSURANCE — 5.7%
Aflac, Inc.	3,840,436	247,285,674
Brown & Brown, Inc.	777,941	56,221,796
Chubb, Ltd.	728,085	155,737,381
Cincinnati Financial Corp.	1,626,587	221,150,769
Old Republic International Corp.	12,514,458	323,749,028
RenaissanceRe Holdings, Ltd.	442,992	70,218,662
RLI Corp. (a)	718,685	79,508,122
WR Berkley Corp.	978,589	65,164,208
		1,219,035,640
IT SERVICES — 2.7%
Automatic Data Processing, Inc.	666,085	151,560,981
International Business Machines Corp.	3,282,850	426,836,157
		578,397,138
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris, Inc. (a)	1,793,903	188,933,864
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	34,391	14,124,728
MACHINERY — 5.1%
Caterpillar, Inc.	863,433	192,390,141
Donaldson Co., Inc.	2,216,787	115,117,749
Dover Corp.	546,323	85,718,079
Franklin Electric Co., Inc.	707,490	58,749,969
Graco, Inc.	1,226,943	85,542,466
Security Description	Shares	Value
Illinois Tool Works, Inc.	716,148	$149,961,391
Lincoln Electric Holdings, Inc.	1,044,001	143,873,778
Nordson Corp.	293,486	66,644,801
Pentair PLC	1,518,447	82,315,012
Stanley Black & Decker, Inc. (a)	808,149	112,971,149
		1,093,284,535
MEDIA — 0.7%
John Wiley & Sons, Inc. Class A (a)	2,756,879	146,197,293
METALS & MINING — 1.8%
Nucor Corp.	1,583,987	235,459,667
Royal Gold, Inc. (a)	1,118,574	158,032,135
		393,491,802
MULTI-UTILITIES — 2.8%
Black Hills Corp. (a)	3,109,848	239,520,493
Consolidated Edison, Inc.	3,818,333	361,519,768
		601,040,261
MULTILINE RETAIL — 0.6%
Target Corp.	607,614	128,947,843
OIL, GAS & CONSUMABLE FUELS — 5.0%
Chevron Corp.	3,094,554	503,886,228
Exxon Mobil Corp.	6,809,608	562,405,525
		1,066,291,753
PERSONAL PRODUCTS — 0.9%
Nu Skin Enterprises, Inc. Class A	4,120,388	197,284,178
PHARMACEUTICALS — 1.1%
Johnson & Johnson	1,310,401	232,242,369
SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.	459,149	92,835,336
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
NIKE, Inc. Class B	432,000	58,129,920
VF Corp.	3,461,162	196,801,671
		254,931,591
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	2,621,287	155,704,448
W.W. Grainger, Inc.	218,021	112,453,051
		268,157,499
WATER UTILITIES — 2.3%
American States Water Co. (a)	1,331,881	118,564,047
California Water Service Group	1,817,696	107,753,019
Essential Utilities, Inc.	3,599,624	184,048,775
Middlesex Water Co. (a)	840,546	88,400,223
		498,766,064
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Telephone & Data Systems, Inc. (a)	12,227,015	230,846,043
TOTAL COMMON STOCKS (Cost $18,488,919,468)		21,336,426,835

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	25,313,999	$25,311,467
State Street Navigator Securities Lending Portfolio II (e) (f)	372,719,616	372,719,616
TOTAL SHORT-TERM INVESTMENTS (Cost $398,028,066)		398,031,083
TOTAL INVESTMENTS — 101.5% (Cost $18,886,947,534)		21,734,457,918
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(330,832,633)
NET ASSETS — 100.0%		$21,403,625,285

(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,336,426,835	$—	$—	$21,336,426,835
Short-Term Investments	398,031,083	—	—	398,031,083
TOTAL INVESTMENTS	$21,734,457,918	$—	$—	$21,734,457,918
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	3,680,034	—	—	3,680,034
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
ABM Industries, Inc.	2,170,962	$96,282,165	$87,634,243	$11,841,626	$46,697	$7,116,845	3,893,100	$179,238,324	$1,152,840
Black Hills Corp.	3,480,006	228,392,794	62,421,851	85,857,347	10,419,334	—*	—	—*	5,415,244
John Wiley & Sons, Inc.	3,192,082	192,099,495	53,444,780	78,809,220	11,897,380	(32,435,142)	2,756,879	146,197,293	2,990,590
Leggett & Platt, Inc.	5,412,532	280,423,283	166,853,432	26,505,903	485,384	(113,823,427)	8,834,275	307,432,770	8,515,375
New Jersey Resources Corp.	5,469,804	216,440,144	48,744,552	110,823,182	5,469,573	—*	—	—*	4,805,932
Nu Skin Enterprises, Inc.	—	—	200,038,459	1,510,235	74,085	(1,318,131)	4,120,388	197,284,178	1,551,212
South Jersey Industries, Inc.	16,769,830	434,841,692	140,518,653	247,688,874	(42,999,134)	124,395,101	11,839,868	409,067,439	4,396,019
State Street Institutional Liquid Reserves Fund, Premier Class	16,585,140	16,590,115	926,013,610	917,292,966	(2,154)	2,862	25,313,999	25,311,467	18,327
State Street Navigator Securities Lending Portfolio II	150,200,340	150,200,340	1,071,312,430	848,793,154	—	—	372,719,616	372,719,616	284,534
Telephone & Data Systems, Inc.	9,998,382	226,563,336	102,632,957	54,906,144	(18,903,595)	(24,540,511)	12,227,015	230,846,043	5,593,670
Total		$1,841,833,364	$2,859,614,967	$2,384,028,651	$(33,512,430)	$(40,602,403)		$1,868,097,130	$34,723,743
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2022.
*	As of March 31, 2022, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 74.9%
Abbott Laboratories	58,154	$6,883,107
ABIOMED, Inc. (a)	23,121	7,658,600
Accuray, Inc. (a) (b)	998,468	3,304,929
Alphatec Holdings, Inc. (a) (b)	624,955	7,186,982
AngioDynamics, Inc. (a)	242,322	5,219,616
Artivion, Inc. (a)	161,486	3,452,571
AtriCure, Inc. (a)	111,068	7,293,836
AxoGen, Inc. (a)	337,937	2,683,220
Axonics, Inc. (a)	121,621	7,613,475
Baxter International, Inc.	86,282	6,690,306
Becton Dickinson & Co.	26,053	6,930,098
Boston Scientific Corp. (a)	159,011	7,042,597
Butterfly Network, Inc. (a) (b)	1,641,279	7,812,488
Cardiovascular Systems, Inc. (a)	359,197	8,117,852
CONMED Corp.	48,018	7,133,074
CryoPort, Inc. (a) (b)	228,884	7,990,340
Cutera, Inc. (a) (b)	120,084	8,285,796
DexCom, Inc. (a)	16,991	8,692,596
Edwards Lifesciences Corp. (a)	64,096	7,545,381
Envista Holdings Corp. (a)	147,154	7,167,871
Glaukos Corp. (a)	130,888	7,567,944
Globus Medical, Inc. Class A (a)	96,644	7,130,394
Heska Corp. (a) (b)	46,047	6,367,379
Hologic, Inc. (a)	95,489	7,335,465
IDEXX Laboratories, Inc. (a)	13,313	7,283,010
Inari Medical, Inc. (a)	81,720	7,407,101
Inogen, Inc. (a)	176,789	5,731,499
Insulet Corp. (a)	29,700	7,911,783
Integer Holdings Corp. (a)	84,912	6,841,360
Integra LifeSciences Holdings Corp. (a)	101,839	6,544,174
Intersect ENT, Inc. (a)	193,459	5,418,787
Intuitive Surgical, Inc. (a)	24,227	7,308,801
iRhythm Technologies, Inc. (a)	55,899	8,802,416
LeMaitre Vascular, Inc.	86,997	4,042,751
LivaNova PLC (a)	92,712	7,586,623
Masimo Corp. (a)	48,499	7,058,544
Medtronic PLC	63,868	7,086,155
Mesa Laboratories, Inc. (b)	25,915	6,605,215
Natus Medical, Inc. (a)	129,430	3,401,420
Nevro Corp. (a)	103,460	7,483,262
Novocure, Ltd. (a) (b)	100,345	8,313,583
NuVasive, Inc. (a)	128,803	7,303,130
Ortho Clinical Diagnostics Holdings PLC (a)	385,062	7,185,257
Orthofix Medical, Inc. (a)	97,470	3,187,269
Outset Medical, Inc. (a) (b)	162,798	7,391,029
Penumbra, Inc. (a)	34,499	7,663,263
ResMed, Inc.	27,852	6,754,389
SeaSpine Holdings Corp. (a)	96,283	1,170,801
Security Description	Shares	Value
Senseonics Holdings, Inc. (a) (b)	4,043,151	$7,965,007
Shockwave Medical, Inc. (a)	42,113	8,732,552
SI-BONE, Inc. (a)	226,658	5,122,471
STERIS PLC	30,311	7,328,290
Stryker Corp.	26,762	7,154,821
Surmodics, Inc. (a)	53,165	2,409,969
Tactile Systems Technology, Inc. (a)	257,531	5,191,825
Tandem Diabetes Care, Inc. (a)	62,863	7,310,338
Teleflex, Inc.	19,735	7,002,570
TransMedics Group, Inc. (a) (b)	161,699	4,356,171
Vapotherm, Inc. (a) (b)	263,569	3,663,609
Varex Imaging Corp. (a)	271,864	5,787,985
ViewRay, Inc. (a)	1,619,493	6,348,413
Zimmer Biomet Holdings, Inc.	54,722	6,998,944
Zimvie, Inc. (a)	5,458	124,661
Zomedica Corp. (a) (b)	13,453,700	4,533,897
		408,619,062
HEALTH CARE SUPPLIES — 25.0%
Align Technology, Inc. (a)	16,549	7,215,364
Atrion Corp.	4,105	2,926,865
Avanos Medical, Inc. (a)	209,107	7,005,085
BioLife Solutions, Inc. (a)	289,174	6,572,925
Cerus Corp. (a)	1,270,262	6,973,738
Cooper Cos., Inc.	17,451	7,287,363
DENTSPLY SIRONA, Inc.	135,960	6,691,951
Figs, Inc. Class A (a)	400,893	8,627,217
Haemonetics Corp. (a)	123,180	7,787,440
ICU Medical, Inc. (a)	29,602	6,590,589
Lantheus Holdings, Inc. (a)	127,958	7,077,357
Meridian Bioscience, Inc. (a)	263,544	6,841,602
Merit Medical Systems, Inc. (a)	105,940	7,047,129
Neogen Corp. (a)	196,119	6,048,310
OraSure Technologies, Inc. (a) (b)	847,557	5,746,437
OrthoPediatrics Corp. (a) (b)	83,745	4,521,393
Pulmonx Corp. (a) (b)	304,863	7,563,651
Quidel Corp. (a)	66,842	7,517,051
Silk Road Medical, Inc. (a)	198,526	8,197,139
STAAR Surgical Co. (a)	102,787	8,213,709
		136,452,315
TOTAL COMMON STOCKS (Cost $558,980,971)		545,071,377
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	377,514	377,476

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	26,618,708	$26,618,708
TOTAL SHORT-TERM INVESTMENTS (Cost $26,996,150)		26,996,184
TOTAL INVESTMENTS — 104.9% (Cost $585,977,121)		572,067,561
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(26,490,923)
NET ASSETS — 100.0%		$545,576,638

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$545,071,377	$—	$—	$545,071,377
Short-Term Investments	26,996,184	—	—	26,996,184
TOTAL INVESTMENTS	$572,067,561	$—	$—	$572,067,561

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	119,404	$119,440	$36,771,490	$36,512,574	$(911)	$31	377,514	$377,476	$330
State Street Navigator Securities Lending Portfolio II	12,327,999	12,327,999	160,319,407	146,028,698	—	—	26,618,708	26,618,708	435,377
Total		$12,447,439	$197,090,897	$182,541,272	$(911)	$31		$26,996,184	$435,707
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 53.6%
1Life Healthcare, Inc. (a) (b)	199,128	$2,206,338
23andMe Holding Co. Class A (a) (b)	455,350	1,743,991
Accolade, Inc. (a) (b)	117,042	2,055,258
Addus HomeCare Corp. (a)	17,140	1,598,991
Agiliti, Inc. (a)	37,876	799,184
agilon health, Inc. (a)	76,415	1,937,120
Amedisys, Inc. (a)	11,118	1,915,520
AMN Healthcare Services, Inc. (a)	17,772	1,854,153
Apollo Medical Holdings, Inc. (a) (b)	41,377	2,005,543
CareMax, Inc. (a) (b)	30,337	226,617
Castle Biosciences, Inc. (a) (b)	41,718	1,871,469
Chemed Corp.	3,544	1,795,213
Cigna Corp.	7,346	1,760,175
CorVel Corp. (a)	10,638	1,791,865
Cross Country Healthcare, Inc. (a)	87,306	1,891,921
CVS Health Corp.	16,107	1,630,189
DaVita, Inc. (a)	15,155	1,714,182
DocGo, Inc. (a)	111,844	1,034,557
Fulgent Genetics, Inc. (a)	30,750	1,919,108
Guardant Health, Inc. (a)	30,636	2,029,329
Hims & Hers Health, Inc. (a) (b)	372,851	1,987,296
Invitae Corp. (a)	229,567	1,829,649
Laboratory Corp. of America Holdings (a)	6,277	1,654,994
LHC Group, Inc. (a)	12,215	2,059,449
MEDNAX, Inc. (a)	70,858	1,663,746
ModivCare, Inc. (a)	15,532	1,792,237
National Research Corp.	12,291	487,338
Oak Street Health, Inc. (a) (b)	78,210	2,102,285
Option Care Health, Inc. (a)	64,722	1,848,460
Premier, Inc. Class A	47,226	1,680,773
Privia Health Group, Inc. (a)	70,113	1,874,120
Quest Diagnostics, Inc.	12,224	1,672,977
R1 RCM, Inc. (a)	67,665	1,810,715
RadNet, Inc. (a)	59,607	1,333,409
Sema4 Holdings Corp. (a) (b)	475,253	1,459,027
Signify Health, Inc. Class A (a)	101,934	1,850,102
Tivity Health, Inc. (a)	45,501	1,463,767
		62,351,067
HEALTH CARE DISTRIBUTORS — 13.3%
AdaptHealth Corp. (a)	107,456	1,722,520
AmerisourceBergen Corp.	11,529	1,783,651
Cardinal Health, Inc.	31,703	1,797,560
Covetrus, Inc. (a)	100,456	1,686,656
Henry Schein, Inc. (a)	19,800	1,726,362
McKesson Corp.	5,926	1,814,126
Owens & Minor, Inc.	42,183	1,856,896
Patterson Cos., Inc.	53,778	1,740,794
Security Description	Shares	Value
PetIQ, Inc. (a) (b)	57,527	$1,403,659
		15,532,224
HEALTH CARE FACILITIES — 20.3%
Acadia Healthcare Co., Inc. (a)	25,656	1,681,238
Brookdale Senior Living, Inc. (a)	232,424	1,638,589
Cano Health, Inc. (a)	281,530	1,787,716
Community Health Systems, Inc. (a)	142,808	1,695,131
Encompass Health Corp.	24,661	1,753,644
Ensign Group, Inc.	19,649	1,768,607
Hanger, Inc. (a)	20,085	368,158
HCA Healthcare, Inc.	6,242	1,564,370
Joint Corp. (a)	51,712	1,830,088
National HealthCare Corp.	6,182	434,162
Pennant Group, Inc. (a)	44,444	827,992
Select Medical Holdings Corp.	69,557	1,668,672
Surgery Partners, Inc. (a) (b)	30,844	1,697,962
Tenet Healthcare Corp. (a)	18,717	1,608,913
Universal Health Services, Inc. Class B	11,092	1,607,785
US Physical Therapy, Inc.	17,625	1,752,806
		23,685,833
MANAGED HEALTH CARE — 12.7%
Anthem, Inc.	3,582	1,759,550
Centene Corp. (a)	19,981	1,682,200
Clover Health Investments Corp. (a) (b)	539,367	1,914,753
HealthEquity, Inc. (a)	32,137	2,167,319
Humana, Inc.	3,911	1,701,950
Molina Healthcare, Inc. (a)	5,323	1,775,700
Progyny, Inc. (a)	38,331	1,970,213
UnitedHealth Group, Inc.	3,451	1,759,907
		14,731,592
TOTAL COMMON STOCKS (Cost $131,473,847)		116,300,716
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	93,942	93,932
State Street Navigator Securities Lending Portfolio II (e) (f)	5,520,968	5,520,968
TOTAL SHORT-TERM INVESTMENTS (Cost $5,614,859)		5,614,900
TOTAL INVESTMENTS — 104.7% (Cost $137,088,706)		121,915,616
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(5,508,904)
NET ASSETS — 100.0%		$116,406,712

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$116,300,716	$—	$—	$116,300,716
Short-Term Investments	5,614,900	—	—	5,614,900
TOTAL INVESTMENTS	$121,915,616	$—	$—	$121,915,616

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	515,301	$515,455	$3,666,877	$4,088,303	$(68)	$(29)	93,942	$93,932	$80
State Street Navigator Securities Lending Portfolio II	4,199,262	4,199,262	41,575,443	40,253,737	—	—	5,520,968	5,520,968	33,257
Total		$4,714,717	$45,242,320	$44,342,040	$(68)	$(29)		$5,614,900	$33,337
See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 43.6%
A.O. Smith Corp.	716,012	$45,746,007
Allegion PLC	424,331	46,583,057
Builders FirstSource, Inc. (a)	635,468	41,013,105
Carlisle Cos., Inc.	169,916	41,785,743
Carrier Global Corp.	1,092,566	50,116,002
Fortune Brands Home & Security, Inc.	563,123	41,828,776
Johnson Controls International PLC	780,767	51,194,892
Lennox International, Inc.	184,217	47,502,196
Masco Corp.	879,087	44,833,437
Owens Corning	525,909	48,120,673
Trane Technologies PLC	317,270	48,447,129
Trex Co., Inc. (a) (b)	637,942	41,676,751
		548,847,768
HOME FURNISHINGS — 3.6%
Mohawk Industries, Inc. (a)	360,213	44,738,455
HOME IMPROVEMENT RETAIL — 10.3%
Floor & Decor Holdings, Inc. Class A (a)	516,882	41,867,442
Home Depot, Inc.	149,024	44,607,354
Lowe's Cos., Inc.	212,575	42,980,539
		129,455,335
HOMEBUILDING — 31.3%
Cavco Industries, Inc. (a)	35,327	8,508,508
Century Communities, Inc.	296,371	15,876,594
D.R. Horton, Inc.	583,413	43,470,103
Green Brick Partners, Inc. (a)	334,003	6,599,899
Installed Building Products, Inc.	132,563	11,200,248
Lennar Corp. Class A	545,605	44,286,758
LGI Homes, Inc. (a)	184,062	17,979,176
M/I Homes, Inc. (a)	247,482	10,975,827
MDC Holdings, Inc.	387,119	14,648,583
NVR, Inc. (a)	9,939	44,400,197
PulteGroup, Inc.	1,018,196	42,662,412
Skyline Champion Corp. (a)	409,824	22,491,141
Taylor Morrison Home Corp. (a)	605,396	16,478,879
Toll Brothers, Inc.	933,282	43,882,920
TopBuild Corp. (a)	180,047	32,658,725
Security Description	Shares	Value
Tri Pointe Homes, Inc. (a)	915,670	$18,386,654
		394,506,624
HOMEFURNISHING RETAIL — 7.6%
RH (a) (b)	145,271	47,371,420
Williams-Sonoma, Inc.	334,581	48,514,245
		95,885,665
HOUSEHOLD APPLIANCES — 3.5%
Whirlpool Corp.	254,775	44,020,025
TOTAL COMMON STOCKS (Cost $1,673,533,953)		1,257,453,872
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	607,714	607,653
State Street Navigator Securities Lending Portfolio II (e) (f)	5,103,148	5,103,148
TOTAL SHORT-TERM INVESTMENTS (Cost $5,710,791)		5,710,801
TOTAL INVESTMENTS — 100.4% (Cost $1,679,244,744)		1,263,164,673
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(4,935,682)
NET ASSETS — 100.0%		$1,258,228,991
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,257,453,872	$—	$—	$1,257,453,872
See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Short-Term Investments	$5,710,801	$—	$—	$5,710,801
TOTAL INVESTMENTS	$1,263,164,673	$—	$—	$1,263,164,673

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,448,750	$1,449,184	$33,170,795	$34,012,076	$2	$(252)	607,714	$607,653	$360
State Street Navigator Securities Lending Portfolio II	34,448,563	34,448,563	131,764,341	161,109,756	—	—	5,103,148	5,103,148	6,348
Total		$35,897,747	$164,935,136	$195,121,832	$2	$(252)		$5,710,801	$6,708
See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INSURANCE BROKERS — 13.8%
Aon PLC Class A	29,683	$9,665,675
Arthur J Gallagher & Co.	57,073	9,964,946
Brown & Brown, Inc.	139,814	10,104,358
Goosehead Insurance, Inc. Class A	109,196	8,579,530
Marsh & McLennan Cos., Inc.	58,610	9,988,316
Ryan Specialty Group Holdings, Inc. Class A (a)	145,536	5,645,342
Willis Towers Watson PLC	39,715	9,381,477
		63,329,644
LIFE & HEALTH INSURANCE — 26.1%
Aflac, Inc.	146,228	9,415,621
American Equity Investment Life Holding Co.	209,270	8,351,966
Brighthouse Financial, Inc. (a)	189,738	9,801,865
CNO Financial Group, Inc.	376,460	9,445,381
Genworth Financial, Inc. Class A (a)	1,490,218	5,633,024
Globe Life, Inc.	90,529	9,107,217
Lincoln National Corp.	144,724	9,459,161
MetLife, Inc.	136,574	9,598,421
Primerica, Inc.	69,368	9,490,930
Principal Financial Group, Inc.	134,764	9,893,025
Prudential Financial, Inc.	82,674	9,769,587
Trupanion, Inc. (a)	111,010	9,893,211
Unum Group	324,006	10,209,429
		120,068,838
MULTI-LINE INSURANCE — 6.2%
American International Group, Inc.	153,822	9,655,407
Assurant, Inc.	51,588	9,380,246
Hartford Financial Services Group, Inc.	130,956	9,403,950
		28,439,603
PROPERTY & CASUALTY INSURANCE — 43.9%
Allstate Corp.	71,060	9,842,521
American Financial Group, Inc.	64,308	9,364,531
Arch Capital Group, Ltd. (a)	191,342	9,264,780
Argo Group International Holdings, Ltd.	74,675	3,082,584
Assured Guaranty, Ltd.	152,723	9,722,346
Axis Capital Holdings, Ltd.	169,822	10,269,136
Chubb, Ltd.	43,429	9,289,463
Security Description	Shares	Value
Cincinnati Financial Corp.	72,055	$9,796,598
Erie Indemnity Co. Class A	29,492	5,194,426
Fidelity National Financial, Inc.	186,634	9,115,205
First American Financial Corp.	131,303	8,511,060
Hanover Insurance Group, Inc.	55,333	8,273,390
Kemper Corp.	144,841	8,189,310
Kinsale Capital Group, Inc.	41,788	9,528,500
Loews Corp.	143,738	9,317,097
Markel Corp. (a)	6,732	9,931,316
Mercury General Corp.	89,541	4,924,755
Old Republic International Corp.	340,342	8,804,647
Progressive Corp.	83,071	9,469,263
RLI Corp.	55,873	6,181,230
Selective Insurance Group, Inc.	88,636	7,920,513
Travelers Cos., Inc.	50,464	9,221,287
White Mountains Insurance Group, Ltd.	6,693	7,604,854
WR Berkley Corp.	139,320	9,277,319
		202,096,131
REINSURANCE — 9.8%
Alleghany Corp. (a)	13,727	11,626,769
Enstar Group, Ltd. (a)	16,729	4,368,778
Everest Re Group, Ltd.	32,299	9,734,273
Reinsurance Group of America, Inc.	86,742	9,494,779
RenaissanceRe Holdings, Ltd.	62,178	9,855,835
		45,080,434
TOTAL COMMON STOCKS (Cost $462,881,342)		459,014,650
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (b) (c) (Cost $601,776)	601,896	601,836
TOTAL INVESTMENTS — 99.9% (Cost $463,483,118)		459,616,486
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		258,618
NET ASSETS — 100.0%		$459,875,104
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.

See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$459,014,650	$—	$—	$459,014,650
Short-Term Investment	601,836	—	—	601,836
TOTAL INVESTMENTS	$459,616,486	$—	$—	$459,616,486

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	659,163	$659,361	$13,409,882	$13,467,084	$(364)	$41	601,896	$601,836	$349
See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTERACTIVE MEDIA & SERVICES — 34.6%
Alphabet, Inc. Class C (a)	223	$622,837
Angi, Inc. (a)	99,522	564,290
Bumble, Inc. Class A (a)	26,889	779,243
Cargurus, Inc. (a)	14,107	598,983
Cars.com, Inc. (a)	36,943	533,088
Eventbrite, Inc. Class A (a)	42,652	629,970
fuboTV, Inc. (a) (b)	88,117	578,929
IAC/InterActiveCorp. (a)	5,923	593,958
Match Group, Inc. (a)	6,582	715,727
MediaAlpha, Inc. Class A (a) (b)	15,339	253,860
Meta Platforms, Inc. Class A (a)	3,103	689,983
Nextdoor Holdings, Inc. (a)	109,520	656,025
Pinterest, Inc. Class A (a)	25,197	620,098
QuinStreet, Inc. (a)	25,643	297,459
Snap, Inc. Class A (a)	19,353	696,514
TripAdvisor, Inc. (a)	24,722	670,461
Twitter, Inc. (a)	17,642	682,569
Vimeo, Inc. (a)	52,205	620,195
Yelp, Inc. (a)	18,236	622,030
Ziff Davis, Inc. (a)	6,130	593,261
ZoomInfo Technologies, Inc. (a)	11,631	694,836
		12,714,316
INTERNET & DIRECT MARKETING RETAIL — 35.8%
1-800-Flowers.com, Inc. Class A (a)	43,351	553,159
Amazon.com, Inc. (a)	200	651,990
CarParts.com, Inc. (a)	75,951	508,872
Chewy, Inc. Class A (a) (b)	14,820	604,360
ContextLogic, Inc. Class A (a) (b)	309,342	696,019
DoorDash, Inc. Class A (a)	6,687	783,650
eBay, Inc.	11,630	665,934
Etsy, Inc. (a)	4,802	596,793
Groupon, Inc. (a) (b)	32,327	621,648
Liquidity Services, Inc. (a)	17,566	300,730
Overstock.com, Inc. (a) (b)	13,001	572,109
PetMed Express, Inc. (b)	21,846	563,627
Porch Group, Inc. (a) (b)	84,653	587,915
Poshmark, Inc. Class A (a)	49,131	621,998
Quotient Technology, Inc. (a)	78,695	502,074
Qurate Retail, Inc. Class A	121,040	576,150
RealReal, Inc. (a) (b)	92,025	668,102
Revolve Group, Inc. (a)	12,987	697,272
Shutterstock, Inc.	6,713	624,846
Stitch Fix, Inc. Class A (a)	57,219	576,195
ThredUp, Inc. Class A (a) (b)	77,420	596,134
Wayfair, Inc. Class A (a) (b)	5,081	562,873
		13,132,450
INTERNET SERVICES & INFRASTRUCTURE — 29.6%
Akamai Technologies, Inc. (a)	5,363	640,288
Security Description	Shares	Value
BigCommerce Holdings, Inc. Class 1 (a)	30,368	$665,363
Brightcove, Inc. (a)	18,137	141,469
Cloudflare, Inc. Class A (a)	6,555	784,633
Cyxtera Technologies, Inc. (a)	16,759	204,795
DigitalOcean Holdings, Inc. (a)	12,066	698,018
Fastly, Inc. Class A (a)	41,870	727,700
GoDaddy, Inc. Class A (a)	7,444	623,063
Limelight Networks, Inc. (a)	75,181	392,445
MongoDB, Inc. (a)	1,838	815,318
Okta, Inc. (a)	3,779	570,478
Rackspace Technology, Inc. (a) (b)	58,272	650,315
Snowflake, Inc. Class A (a)	3,223	738,486
SolarWinds Corp.	34,941	465,065
Squarespace, Inc. Class A (a) (b)	23,122	592,386
Switch, Inc. Class A	21,846	673,294
Tucows, Inc. Class A (a)	2,029	138,581
Twilio, Inc. Class A (a)	4,390	723,516
VeriSign, Inc. (a)	2,848	633,566
		10,878,779
TOTAL COMMON STOCKS (Cost $52,341,162)		36,725,545
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	19,457	19,455
State Street Navigator Securities Lending Portfolio II (e) (f)	3,369,175	3,369,175
TOTAL SHORT-TERM INVESTMENTS (Cost $3,388,628)		3,388,630
TOTAL INVESTMENTS — 109.2% (Cost $55,729,790)		40,114,175
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(3,379,015)
NET ASSETS — 100.0%		$36,735,160
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$36,725,545	$—	$—	$36,725,545
Short-Term Investments	3,388,630	—	—	3,388,630
TOTAL INVESTMENTS	$40,114,175	$—	$—	$40,114,175

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	39,215	$39,227	$407,864	$427,617	$(21)	$2	19,457	$19,455	$10
State Street Navigator Securities Lending Portfolio II	2,554,443	2,554,443	22,757,690	21,942,958	—	—	3,369,175	3,369,175	5,996
Total		$2,593,670	$23,165,554	$22,370,575	$(21)	$2		$3,388,630	$6,006
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 12.6%
Alcoa Corp.	1,842,965	$165,922,139
Arconic Corp. (a)	4,402,928	112,803,015
Century Aluminum Co. (a)	3,869,931	101,817,885
Kaiser Aluminum Corp.	544,941	51,311,645
		431,854,684
COAL & CONSUMABLE FUELS — 13.2%
Arch Resources, Inc. (b) (c)	951,989	130,784,249
CONSOL Energy, Inc. (a)	1,273,071	47,905,662
Peabody Energy Corp. (a) (c)	6,327,774	155,220,296
Uranium Energy Corp. (a) (b) (c)	25,921,856	118,981,319
		452,891,526
COPPER — 4.5%
Freeport-McMoRan, Inc.	3,103,883	154,387,140
DIVERSIFIED METALS & MINING — 11.2%
Compass Minerals International, Inc. (c)	1,381,083	86,718,202
Materion Corp.	338,238	29,000,526
MP Materials Corp. (a) (c)	3,331,033	191,001,432
Piedmont Lithium, Inc. (a) (b)	1,067,986	77,952,298
		384,672,458
GOLD — 11.7%
Coeur Mining, Inc. (a) (b) (c)	22,660,642	100,839,857
Newmont Corp.	1,894,521	150,519,693
Royal Gold, Inc.	1,061,866	150,020,429
		401,379,979
SILVER — 4.0%
Hecla Mining Co. (c)	21,234,223	139,508,845
STEEL — 42.7%
Allegheny Technologies, Inc. (a)	5,496,831	147,534,944
Alpha Metallurgical Resources, Inc. (a)	678,711	89,562,704
Carpenter Technology Corp.	1,548,292	64,997,298
Cleveland-Cliffs, Inc. (a)	5,632,875	181,434,904
Commercial Metals Co.	3,602,896	149,952,531
Haynes International, Inc.	204,892	8,728,399
Nucor Corp.	1,077,053	160,103,928
Reliance Steel & Aluminum Co.	773,882	141,891,265
Ryerson Holding Corp.	586,950	20,554,989
Security Description	Shares	Value
Schnitzer Steel Industries, Inc. Class A	989,344	$51,386,527
Steel Dynamics, Inc.	2,019,786	168,510,746
SunCoke Energy, Inc.	2,473,136	22,035,642
TimkenSteel Corp. (a)	2,266,237	49,585,266
United States Steel Corp.	4,369,153	164,891,834
Worthington Industries, Inc.	947,137	48,692,313
		1,469,863,290
TOTAL COMMON STOCKS (Cost $2,969,052,182)		3,434,557,922
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	8,057,466	8,056,661
State Street Navigator Securities Lending Portfolio II (f) (g)	87,307,051	87,307,051
TOTAL SHORT-TERM INVESTMENTS (Cost $95,363,037)		95,363,712
TOTAL INVESTMENTS — 102.7% (Cost $3,064,415,219)		3,529,921,634
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(92,379,068)
NET ASSETS — 100.0%		$3,437,542,566
(a)	Non-income producing security.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,434,557,922	$—	$—	$3,434,557,922
Short-Term Investments	95,363,712	—	—	95,363,712
TOTAL INVESTMENTS	$3,529,921,634	$—	$—	$3,529,921,634

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
Arch Resources, Inc.	996,097	$56,757,607	$170,385,792	$178,242,550	$55,531,501	$26,351,899	951,989	$130,784,249	$483,177
Century Aluminum Co.	7,515,836	96,879,126	151,752,775	203,816,196	22,381,740	—*	—	—*	—
Coeur Mining, Inc.	9,420,997	83,658,453	154,983,949	88,602,463	(2,623,060)	(46,577,022)	22,660,642	100,839,857	—
CONSOL Energy, Inc.	746,481	13,787,504	85,278,480	80,845,960	19,103,918	—*	—	—*	—
Peabody Energy Corp.	5,820,235	46,154,464	224,067,129	259,735,330	103,819,227	—*	—	—*	—
Piedmont Lithium, Inc.	—	—	81,623,879	6,587,851	288,434	2,627,836	1,067,986	77,952,298	—
State Street Institutional Liquid Reserves Fund, Premier Class	1,570,577	1,571,049	25,666,239	19,180,611	(543)	527	8,057,466	8,056,661	1,439
State Street Navigator Securities Lending Portfolio II	28,062,730	28,062,730	485,010,792	425,766,471	—	—	87,307,051	87,307,051	105,495
TimkenSteel Corp.	2,902,283	41,067,304	55,816,684	59,857,562	3,049,722	—*	—	—*	—
Uranium Energy Corp.	18,876,949	50,212,684	149,329,725	127,980,876	16,312,434	31,107,352	25,921,856	118,981,319	—
Warrior Met Coal, Inc.	2,696,696	46,383,171	13,602,022	61,086,155	(4,934,871)	—*	—	—*	123,539
Total		$464,534,092	$1,597,517,466	$1,511,702,025	$212,928,502	$13,510,592		$523,921,435	$713,650
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2022.
*	As of March 31, 2022, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 25.9%
Helmerich & Payne, Inc.	362,316	$15,499,879
Nabors Industries, Ltd. (a)	95,308	14,555,438
Noble Corp. (a) (b)	323,139	11,326,022
Patterson-UTI Energy, Inc.	941,883	14,580,349
Transocean, Ltd. (a)	3,207,985	14,660,491
Valaris, Ltd. (a)	314,093	16,323,413
		86,945,592
OIL & GAS EQUIPMENT & SERVICES — 74.0%
Archrock, Inc.	1,028,771	9,495,556
Baker Hughes Co.	403,127	14,677,854
Bristow Group, Inc. (a)	74,943	2,778,886
Cactus, Inc. Class A	272,420	15,457,111
ChampionX Corp. (a)	598,809	14,658,844
Core Laboratories NV	397,349	12,568,149
DMC Global, Inc. (a)	146,914	4,480,877
Dril-Quip, Inc. (a)	282,734	10,560,115
Expro Group Holdings NV (a)	551,767	9,810,417
Halliburton Co.	405,606	15,360,299
Helix Energy Solutions Group, Inc. (a)	1,332,187	6,367,854
Liberty Oilfield Services, Inc. Class A (a)	988,519	14,649,852
NexTier Oilfield Solutions, Inc. (a)	1,697,290	15,682,960
Nov, Inc.	717,437	14,068,940
Oceaneering International, Inc. (a)	720,577	10,923,947
Oil States International, Inc. (a)	936,531	6,508,890
ProPetro Holding Corp. (a)	793,946	11,059,668
RPC, Inc. (a)	558,226	5,956,271
Schlumberger NV	353,701	14,611,388
Select Energy Services, Inc. Class A (a)	395,770	3,391,749
TechnipFMC PLC (a)	2,031,297	15,742,552
Security Description	Shares	Value
TETRA Technologies, Inc. (a)	917,583	$3,771,266
Tidewater, Inc. (a) (b)	128,879	2,801,830
US Silica Holdings, Inc. (a)	677,112	12,634,910
		248,020,185
TOTAL COMMON STOCKS (Cost $294,868,122)		334,965,777
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	199,585	199,565
State Street Navigator Securities Lending Portfolio II (e) (f)	1,076,467	1,076,467
TOTAL SHORT-TERM INVESTMENTS (Cost $1,276,007)		1,276,032
TOTAL INVESTMENTS — 100.3% (Cost $296,144,129)		336,241,809
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,134,794)
NET ASSETS — 100.0%		$335,107,015
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$332,163,947	$2,801,830	$—	$334,965,777
Short-Term Investments	1,276,032	—	—	1,276,032
TOTAL INVESTMENTS	$333,439,979	$2,801,830	$—	$336,241,809
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	113,239	$113,273	$1,352,113	$1,265,757	$(89)	$25	199,585	$199,565	$66
State Street Navigator Securities Lending Portfolio II	—	—	52,262,762	51,186,295	—	—	1,076,467	1,076,467	7,226
Total		$113,273	$53,614,875	$52,452,052	$(89)	$25		$1,276,032	$7,292
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INTEGRATED OIL & GAS — 6.2%
Chevron Corp.	697,827	$113,627,170
Exxon Mobil Corp.	1,404,295	115,980,724
Occidental Petroleum Corp.	2,057,875	116,763,828
		346,371,722
OIL & GAS EXPLORATION & PRODUCTION — 73.5%
Antero Resources Corp. (a)	4,471,445	136,513,216
APA Corp.	3,053,904	126,217,852
Berry Corp.	723,717	7,468,759
Brigham Minerals, Inc. Class A	625,540	15,982,547
California Resources Corp.	1,820,840	81,446,173
Callon Petroleum Co. (a) (b)	2,031,616	120,027,873
Centennial Resource Development, Inc. Class A (a)	14,888,064	120,146,677
Civitas Resources, Inc.	2,004,575	119,693,173
CNX Resources Corp. (a) (b)	6,513,046	134,950,313
Comstock Resources, Inc. (a) (b)	6,950,979	90,710,276
ConocoPhillips	1,211,750	121,175,000
Continental Resources, Inc.	2,046,600	125,517,978
Coterra Energy, Inc.	4,652,849	125,487,338
Crescent Energy, Inc. Class A (b)	549,747	9,532,613
Denbury, Inc. (a)	1,358,761	106,757,852
Devon Energy Corp.	2,033,640	120,249,133
Diamondback Energy, Inc.	919,644	126,064,800
EOG Resources, Inc.	1,030,849	122,908,126
EQT Corp.	4,416,762	151,980,780
Gulfport Energy Corp. (a)	144,585	12,986,625
Hess Corp.	1,260,458	134,919,424
Kosmos Energy, Ltd. (a)	16,296,702	117,173,287
Laredo Petroleum, Inc. (a) (b)	1,633,349	129,263,240
Magnolia Oil & Gas Corp. Class A (b)	3,710,134	87,744,669
Marathon Oil Corp.	5,146,890	129,238,408
Matador Resources Co.	2,238,675	118,605,002
Murphy Oil Corp. (b)	3,237,939	130,780,356
Northern Oil and Gas, Inc. (b)	2,190,215	61,742,161
Oasis Petroleum, Inc.	573,851	83,954,401
Ovintiv, Inc.	2,596,437	140,389,349
PDC Energy, Inc. (b)	1,783,951	129,657,559
Pioneer Natural Resources Co.	512,937	128,249,638
Range Resources Corp. (a)	4,331,767	131,599,081
Ranger Oil Corp. Class A (a)	645,806	22,299,681
SM Energy Co.	3,136,592	122,170,258
Southwestern Energy Co. (a)	21,525,923	154,340,868
Talos Energy, Inc. (a)	2,088,943	32,984,410
Tellurian, Inc. (a) (b)	21,099,252	111,826,036
Texas Pacific Land Corp. (b)	57,894	78,279,056
W&T Offshore, Inc. (a) (b)	4,917,673	18,785,511
Security Description	Shares	Value
Whiting Petroleum Corp.	950,521	$77,476,967
		4,117,296,466
OIL & GAS REFINING & MARKETING — 20.1%
Aemetis, Inc. (a) (b)	1,494,841	18,939,636
Alto Ingredients, Inc. (a) (b)	3,390,259	23,121,566
Archaea Energy, Inc. (a)	1,229,908	26,971,882
Clean Energy Fuels Corp. (a)	7,376,324	58,568,013
CVR Energy, Inc.	1,121,204	28,635,550
Delek US Holdings, Inc. (a)	2,003,280	42,509,602
Gevo, Inc. (a) (b)	19,853,177	92,912,868
Green Plains, Inc. (a) (b)	2,392,994	74,206,744
HF Sinclair Corp. (a)	3,342,318	133,191,372
Marathon Petroleum Corp.	1,518,993	129,873,902
Par Pacific Holdings, Inc. (a)	1,230,279	16,018,233
PBF Energy, Inc. Class A (a)	4,717,317	114,961,015
Phillips 66	1,476,442	127,549,824
Renewable Energy Group, Inc. (a)	1,207,243	73,219,288
REX American Resources Corp. (a)	64,839	6,457,964
Valero Energy Corp.	1,300,894	132,092,777
World Fuel Services Corp.	969,739	26,221,743
		1,125,451,979
TOTAL COMMON STOCKS (Cost $5,127,457,625)		5,589,120,167
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	11,151,987	11,150,872
State Street Navigator Securities Lending Portfolio II (e) (f)	75,473,849	75,473,849
TOTAL SHORT-TERM INVESTMENTS (Cost $86,624,247)		86,624,721
TOTAL INVESTMENTS — 101.4% (Cost $5,214,081,872)		5,675,744,888
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(77,729,841)
NET ASSETS — 100.0%		$5,598,015,047

See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Sector Index (long)	133	06/17/2022	$10,557,972	$10,601,430	$43,458

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,589,120,167	$—	$—	$5,589,120,167
Short-Term Investments	86,624,721	—	—	86,624,721
TOTAL INVESTMENTS	$5,675,744,888	$—	$—	$5,675,744,888
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	43,458	—	—	43,458
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
Alto Ingredients, Inc.	5,797,341	$35,421,753	$57,528,873	$69,607,124	$(9,590,159)	$9,368,223	3,390,259	$23,121,566	$—
Centennial Resource Development, Inc.	10,861,976	73,644,197	248,772,022	215,726,798	23,421,584	(9,964,328)	14,888,064	120,146,677	—
Gevo, Inc.	12,649,281	91,960,273	217,939,287	186,576,432	(11,442,392)	(18,967,868)	19,853,177	92,912,868	—
Laredo Petroleum, Inc.	622,994	57,807,613	265,096,519	191,016,996	11,111,972	(13,735,868)	1,633,349	129,263,240	—
State Street Institutional Liquid Reserves Fund, Premier Class	4,902,650	4,904,121	241,592,454	235,344,827	(1,350)	474	11,151,987	11,150,872	2,428
State Street Navigator Securities Lending Portfolio II	84,803,749	84,803,749	896,609,589	905,939,489	—	—	75,473,849	75,473,849	582,107
Total		$348,541,706	$1,927,538,744	$1,804,211,666	$13,499,655	$(33,299,367)		$452,069,072	$584,535
See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Aclaris Therapeutics, Inc. (a) (b)	79,757	$1,375,011
Aerie Pharmaceuticals, Inc. (a) (b)	182,661	1,662,215
Amneal Pharmaceuticals, Inc. (a)	152,315	635,154
Amphastar Pharmaceuticals, Inc. (a)	38,376	1,377,698
ANI Pharmaceuticals, Inc. (a)	29,221	821,402
Antares Pharma, Inc. (a)	133,293	546,501
Arvinas, Inc. (a)	114,166	7,683,372
Atea Pharmaceuticals, Inc. (a)	360,365	2,601,835
Athira Pharma, Inc. (a) (b)	70,142	946,917
Axsome Therapeutics, Inc. (a) (b)	125,401	5,190,347
Bristol-Myers Squibb Co.	144,853	10,578,615
Cara Therapeutics, Inc. (a)	103,860	1,261,899
Cassava Sciences, Inc. (a) (b)	277,807	10,317,752
Catalent, Inc. (a)	103,788	11,510,089
Collegium Pharmaceutical, Inc. (a)	56,352	1,147,327
Corcept Therapeutics, Inc. (a)	197,138	4,439,548
Elanco Animal Health, Inc. (a)	376,594	9,825,337
Eli Lilly & Co.	37,458	10,726,847
Endo International PLC (a)	1,539,401	3,556,016
Fulcrum Therapeutics, Inc. (a) (b)	63,922	1,511,755
Harmony Biosciences Holdings, Inc. (a)	58,612	2,851,474
Innoviva, Inc. (a)	121,039	2,342,105
Intra-Cellular Therapies, Inc. (a)	170,119	10,409,582
Jazz Pharmaceuticals PLC (a)	64,492	10,039,470
Johnson & Johnson	58,908	10,440,265
Merck & Co., Inc.	127,476	10,459,406
Nektar Therapeutics (a)	534,020	2,878,368
NGM Biopharmaceuticals, Inc. (a)	65,622	1,000,735
Nuvation Bio, Inc. (a) (b)	224,497	1,180,854
Ocular Therapeutix, Inc. (a) (b)	168,422	833,689
Omeros Corp. (a) (b)	170,893	1,027,067
Organon & Co.	278,426	9,725,420
Pacira BioSciences, Inc. (a)	96,930	7,397,698
Perrigo Co. PLC	264,050	10,147,441
Pfizer, Inc.	198,447	10,273,601
Phibro Animal Health Corp. Class A	20,508	409,135
Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a)	62,485	$3,307,956
Provention Bio, Inc. (a) (b)	129,555	948,343
Reata Pharmaceuticals, Inc. Class A (a) (b)	113,373	3,714,099
Relmada Therapeutics, Inc. (a)	33,746	910,805
Revance Therapeutics, Inc. (a) (b)	135,654	2,645,253
Roivant Sciences, Ltd. (a) (b)	116,056	573,317
Royalty Pharma PLC Class A	260,674	10,155,859
Supernus Pharmaceuticals, Inc. (a)	93,380	3,018,042
Theravance Biopharma, Inc. (a)	290,249	2,774,780
Viatris, Inc.	995,606	10,832,193
Zoetis, Inc.	53,843	10,154,251
TOTAL COMMON STOCKS (Cost $257,480,324)		228,166,845
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	168,796	168,779
State Street Navigator Securities Lending Portfolio II (e) (f)	16,787,359	16,787,359
TOTAL SHORT-TERM INVESTMENTS (Cost $16,956,121)		16,956,138
TOTAL INVESTMENTS — 107.2% (Cost $274,436,445)		245,122,983
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(16,565,292)
NET ASSETS — 100.0%		$228,557,691
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$228,166,845	$—	$—	$228,166,845
Short-Term Investments	16,956,138	—	—	16,956,138
TOTAL INVESTMENTS	$245,122,983	$—	$—	$245,122,983

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	271,177	$271,258	$5,325,689	$5,428,107	$(77)	$16	168,796	$168,779	$183
State Street Navigator Securities Lending Portfolio II	16,787,951	16,787,951	131,001,196	131,001,788	—	—	16,787,359	16,787,359	485,570
Total		$17,059,209	$136,326,885	$136,429,895	$(77)	$16		$16,956,138	$485,753
See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
1st Source Corp.	98,684	$4,564,135
Allegiance Bancshares, Inc. (a)	134,080	5,990,694
Ameris Bancorp	1,077,493	47,280,393
Associated Banc-Corp.	2,796,288	63,643,515
Atlantic Union Bankshares Corp.	759,313	27,859,194
Banc of California, Inc.	579,553	11,220,146
BancFirst Corp. (a)	237,993	19,803,398
Bancorp, Inc. (b)	1,002,196	28,392,213
Bank of Hawaii Corp.	427,042	35,837,365
Bank of Marin Bancorp	84,563	2,965,624
Bank OZK	1,443,354	61,631,216
BankUnited, Inc. (a)	1,766,964	77,675,737
Banner Corp.	387,987	22,708,879
Berkshire Hills Bancorp, Inc.	566,319	16,406,261
BOK Financial Corp.	489,866	46,022,911
Brookline Bancorp, Inc.	698,414	11,048,909
Byline Bancorp, Inc.	246,731	6,582,783
Cadence Bank	2,488,368	72,809,648
Camden National Corp.	86,180	4,053,907
Cathay General Bancorp (a)	830,049	37,144,693
CBTX, Inc. (a)	192,052	5,953,612
Central Pacific Financial Corp.	400,236	11,166,584
Citizens Financial Group, Inc.	1,578,041	71,532,599
City Holding Co.	139,740	10,997,538
Columbia Banking System, Inc. (a)	2,062,836	66,567,718
Comerica, Inc.	840,194	75,978,743
Commerce Bancshares, Inc.	951,054	68,085,956
Community Bank System, Inc.	465,330	32,642,899
Community Trust Bancorp, Inc.	104,030	4,286,036
ConnectOne Bancorp, Inc.	325,895	10,431,899
Cullen/Frost Bankers, Inc.	533,466	73,837,029
Customers Bancorp, Inc. (b)	1,246,096	64,971,445
CVB Financial Corp. (a)	1,852,009	42,985,129
Dime Community Bancshares, Inc.	329,593	11,394,030
Eagle Bancorp, Inc.	304,964	17,385,998
East West Bancorp, Inc.	965,124	76,264,098
Eastern Bankshares, Inc. (a)	1,674,042	36,058,865
Enterprise Financial Services Corp.	323,474	15,303,555
FB Financial Corp.	295,314	13,117,848
Fifth Third Bancorp	1,681,302	72,363,238
Financial Institutions, Inc.	122,808	3,700,205
First BanCorp (c)	4,405,678	57,802,495
First BanCorp (c)	395,736	16,529,893
First Bancshares, Inc.	126,312	4,251,662
First Busey Corp.	377,433	9,564,152
First Citizens BancShares, Inc. Class A	104,240	69,382,144
Security Description	Shares	Value
First Commonwealth Financial Corp.	1,251,381	$18,970,936
First Financial Bancorp	704,803	16,245,709
First Financial Bankshares, Inc. (a)	1,010,229	44,571,303
First Financial Corp.	186,749	8,082,497
First Foundation, Inc.	482,260	11,714,095
First Hawaiian, Inc.	1,432,118	39,941,771
First Horizon Corp.	3,189,041	74,910,573
First Interstate BancSystem, Inc. Class A (a)	1,664,519	61,204,364
First Merchants Corp.	473,267	19,687,907
First Republic Bank	458,994	74,402,927
Flushing Financial Corp.	280,611	6,271,656
FNB Corp. (a)	5,777,453	71,929,290
Fulton Financial Corp.	2,448,837	40,699,671
Glacier Bancorp, Inc.	877,470	44,119,192
Great Southern Bancorp, Inc. (a)	101,795	6,006,923
Hancock Whitney Corp.	1,093,506	57,026,338
Hanmi Financial Corp.	367,539	9,045,135
HarborOne Bancorp, Inc. (a)	387,540	5,433,311
Heartland Financial USA, Inc.	300,969	14,395,347
Heritage Commerce Corp.	356,746	4,013,392
Heritage Financial Corp.	454,698	11,394,732
Hilltop Holdings, Inc. (a)	970,467	28,531,730
Home BancShares, Inc.	1,504,778	34,007,983
HomeStreet, Inc.	423,298	20,055,859
Hope Bancorp, Inc.	1,761,081	28,318,182
Horizon Bancorp, Inc.	298,085	5,565,247
Huntington Bancshares, Inc.	5,000,296	73,104,327
Independent Bank Corp. (c)	450,599	36,809,432
Independent Bank Corp. (c)	245,287	5,396,314
Independent Bank Group, Inc. (a)	432,174	30,753,502
International Bancshares Corp.	532,488	22,476,318
Investors Bancorp, Inc.	4,825,820	72,049,493
KeyCorp.	3,227,639	72,234,561
Lakeland Bancorp, Inc.	528,588	8,827,420
Lakeland Financial Corp. (a)	323,665	23,627,545
Live Oak Bancshares, Inc. (a)	1,053,504	53,612,819
M&T Bank Corp.	427,394	72,443,283
Mercantile Bank Corp.	101,840	3,607,173
Meta Financial Group, Inc. (a)	652,764	35,849,799
Metropolitan Bank Holding Corp. (b)	252,815	25,728,983
Midland States Bancorp, Inc.	186,389	5,379,187
National Bank Holdings Corp. Class A	363,579	14,644,962
NBT Bancorp, Inc.	349,537	12,628,772
Nicolet Bankshares, Inc. (a) (b)	163,422	15,291,397
Northwest Bancshares, Inc.	1,924,598	26,001,319
OceanFirst Financial Corp.	556,135	11,178,313
OFG Bancorp	584,239	15,564,127

See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Old National Bancorp	4,213,229	$69,012,691
Pacific Premier Bancorp, Inc.	989,934	34,994,167
PacWest Bancorp	1,679,060	72,417,858
Park National Corp. (a)	69,738	9,162,178
Peapack-Gladstone Financial Corp.	94,453	3,282,242
Peoples Bancorp, Inc.	190,900	5,977,079
People's United Financial, Inc.	3,624,002	72,443,800
Pinnacle Financial Partners, Inc.	776,576	71,507,118
PNC Financial Services Group, Inc.	404,095	74,535,323
Popular, Inc.	911,362	74,494,730
Preferred Bank	206,810	15,322,553
Premier Financial Corp.	276,062	8,372,960
Prosperity Bancshares, Inc.	914,450	63,444,541
QCR Holdings, Inc.	136,916	7,748,076
Regions Financial Corp.	3,376,377	75,158,152
Renasant Corp. (a)	607,037	20,305,388
S&T Bancorp, Inc.	290,404	8,590,150
Sandy Spring Bancorp, Inc.	384,244	17,260,240
Seacoast Banking Corp. of Florida (a)	752,595	26,355,877
ServisFirst Bancshares, Inc. (a)	331,721	31,609,694
Signature Bank	255,724	75,052,437
Silvergate Capital Corp. Class A (b)	599,018	90,194,140
Simmons First National Corp. Class A (a)	1,504,916	39,458,898
Southside Bancshares, Inc.	203,925	8,326,258
SouthState Corp. (a)	851,829	69,500,728
SVB Financial Group (b)	139,382	77,977,260
Synovus Financial Corp.	1,557,813	76,332,837
Texas Capital Bancshares, Inc. (b)	1,096,104	62,817,720
Tompkins Financial Corp. (a)	73,009	5,714,414
TriCo Bancshares	183,098	7,329,413
TriState Capital Holdings, Inc. (b)	617,135	20,507,396
Triumph Bancorp, Inc. (b)	483,898	45,496,090
Truist Financial Corp.	1,288,128	73,036,858
Trustmark Corp.	541,999	16,471,350
UMB Financial Corp.	593,384	57,653,189
Umpqua Holdings Corp.	3,335,883	62,914,753
United Bankshares, Inc.	1,498,081	52,253,065
United Community Banks, Inc. (a)	1,946,727	67,746,100
Security Description	Shares	Value
Univest Financial Corp.	184,086	$4,926,141
Valley National Bancorp (a)	5,318,135	69,242,118
Veritex Holdings, Inc.	635,600	24,260,852
Washington Trust Bancorp, Inc.	143,646	7,541,415
Webster Financial Corp.	1,328,665	74,564,680
WesBanco, Inc.	621,836	21,366,285
Westamerica BanCorp	198,352	12,000,296
Western Alliance Bancorp	890,916	73,785,663
Wintrust Financial Corp.	806,167	74,917,099
Zions Bancorp NA	1,152,046	75,528,136
TOTAL COMMON STOCKS (Cost $5,374,591,023)		5,048,862,515
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	1,454,373	1,454,228
State Street Navigator Securities Lending Portfolio II (f) (g)	53,021,825	53,021,825
TOTAL SHORT-TERM INVESTMENTS (Cost $54,475,960)		54,476,053
TOTAL INVESTMENTS — 100.9% (Cost $5,429,066,983)		5,103,338,568
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(43,200,555)
NET ASSETS — 100.0%		$5,060,138,013
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,045,255,342	$3,607,173	$—	$5,048,862,515
Short-Term Investments	54,476,053	—	—	54,476,053
TOTAL INVESTMENTS	$5,099,731,395	$3,607,173	$—	$5,103,338,568

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,388,108	$3,389,125	$160,617,498	$162,550,739	$(1,738)	$82	1,454,373	$1,454,228	$2,866
State Street Navigator Securities Lending Portfolio II	651,567	651,567	191,760,158	139,389,900	—	—	53,021,825	53,021,825	21,573
Total		$4,040,692	$352,377,656	$301,940,639	$(1,738)	$82		$54,476,053	$24,439
See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 18.9%
Abercrombie & Fitch Co. Class A (a)	113,712	$3,637,647
American Eagle Outfitters, Inc. (b)	185,239	3,112,015
Boot Barn Holdings, Inc. (a)	36,908	3,498,509
Buckle, Inc.	89,356	2,952,322
Burlington Stores, Inc. (a)	16,404	2,988,317
Caleres, Inc.	164,582	3,181,370
Chico's FAS, Inc. (a)	708,558	3,401,078
Children's Place, Inc. (a)	62,759	3,094,019
Citi Trends, Inc. (a) (b)	97,520	2,986,550
Designer Brands, Inc. Class A (a)	260,805	3,523,476
Foot Locker, Inc.	108,390	3,214,847
Gap, Inc.	229,198	3,227,108
Genesco, Inc. (a)	44,685	2,842,413
Guess?, Inc.	186,177	4,067,967
Ross Stores, Inc.	36,837	3,332,275
Shoe Carnival, Inc.	96,114	2,802,684
TJX Cos., Inc.	52,627	3,188,144
Urban Outfitters, Inc. (a)	125,153	3,142,592
Victoria's Secret & Co. (a)	68,965	3,542,042
Zumiez, Inc. (a)	80,689	3,083,127
		64,818,502
AUTOMOTIVE RETAIL — 17.2%
Advance Auto Parts, Inc.	15,870	3,284,455
America's Car-Mart, Inc. (a)	24,495	1,973,317
Arko Corp.	121,739	1,107,825
Asbury Automotive Group, Inc. (a)	17,229	2,760,086
AutoNation, Inc. (a)	29,246	2,912,317
AutoZone, Inc. (a)	1,739	3,555,525
Camping World Holdings, Inc. Class A (b)	107,500	3,004,625
CarMax, Inc. (a) (b)	32,593	3,144,573
Carvana Co. (a) (b)	28,417	3,389,864
EVgo, Inc. (a) (b)	272,692	3,506,819
Group 1 Automotive, Inc.	17,249	2,894,900
Lithia Motors, Inc.	10,112	3,034,813
Monro, Inc.	71,978	3,191,504
Murphy USA, Inc.	18,454	3,690,062
OneWater Marine, Inc. Class A	32,598	1,123,001
O'Reilly Automotive, Inc. (a)	4,778	3,272,739
Penske Automotive Group, Inc.	31,973	2,996,510
Sonic Automotive, Inc. Class A	68,383	2,906,961
TravelCenters of America, Inc. (a)	47,807	2,053,789
Volta, Inc. (a) (b)	748,629	2,283,318
Vroom, Inc. (a)	1,188,982	3,162,692
		59,249,695
Security Description	Shares	Value
COMPUTER & ELECTRONICS RETAIL — 4.3%
Best Buy Co., Inc.	34,211	$3,109,780
Conn's, Inc. (a) (b)	174,609	2,690,725
GameStop Corp. Class A (a) (b)	34,898	5,813,309
Rent-A-Center, Inc.	124,754	3,142,553
		14,756,367
DEPARTMENT STORES — 4.1%
Dillard's, Inc. Class A	11,990	3,217,996
Kohl's Corp.	59,961	3,625,242
Macy's, Inc.	136,812	3,332,740
Nordstrom, Inc.	140,659	3,813,266
		13,989,244
DRUG RETAIL — 1.8%
Rite Aid Corp. (a) (b)	355,382	3,109,593
Walgreens Boots Alliance, Inc.	68,156	3,051,344
		6,160,937
FOOD RETAIL — 6.1%
Albertsons Cos., Inc. Class A	93,973	3,124,602
Casey's General Stores, Inc.	18,576	3,681,206
Grocery Outlet Holding Corp. (a) (b)	110,005	3,605,964
Ingles Markets, Inc. Class A	32,004	2,849,956
Kroger Co.	57,868	3,319,887
Sprouts Farmers Market, Inc. (a)	104,300	3,335,514
Weis Markets, Inc.	15,401	1,099,940
		21,017,069
GENERAL MERCHANDISE STORES — 5.9%
Big Lots, Inc. (b)	97,408	3,370,317
Dollar General Corp.	15,744	3,505,086
Dollar Tree, Inc. (a)	22,006	3,524,261
Franchise Group, Inc.	76,084	3,152,160
Ollie's Bargain Outlet Holdings, Inc. (a)	82,451	3,542,095
Target Corp.	15,627	3,316,362
		20,410,281
HYPERMARKETS & SUPER CENTERS — 3.8%
BJ's Wholesale Club Holdings, Inc. (a)	53,000	3,583,330
Costco Wholesale Corp.	6,108	3,517,292
PriceSmart, Inc.	32,122	2,533,462
Walmart, Inc.	22,745	3,387,185
		13,021,269
INTERNET & DIRECT MARKETING RETAIL — 21.0%
1-800-Flowers.com, Inc. Class A (a)	240,817	3,072,825

See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Amazon.com, Inc. (a)	1,114	$3,631,584
CarParts.com, Inc. (a)	380,075	2,546,503
Chewy, Inc. Class A (a) (b)	82,436	3,361,740
ContextLogic, Inc. Class A (a) (b)	1,720,195	3,870,439
DoorDash, Inc. Class A (a)	37,205	4,360,054
eBay, Inc.	64,616	3,699,912
Etsy, Inc. (a)	26,662	3,313,553
Groupon, Inc. (a) (b)	179,569	3,453,112
Liquidity Services, Inc. (a)	87,899	1,504,831
Overstock.com, Inc. (a) (b)	72,227	3,178,349
PetMed Express, Inc.	114,003	2,941,277
Porch Group, Inc. (a) (b)	470,744	3,269,317
Poshmark, Inc. Class A (a) (b)	272,907	3,455,003
Quotient Technology, Inc. (a)	393,817	2,512,552
Qurate Retail, Inc. Class A	672,353	3,200,400
RealReal, Inc. (a) (b)	511,712	3,715,029
Revolve Group, Inc. (a)	72,227	3,877,868
Shutterstock, Inc.	37,332	3,474,863
Stitch Fix, Inc. Class A (a)	317,858	3,200,830
ThredUp, Inc. Class A (a) (b)	430,055	3,311,424
Wayfair, Inc. Class A (a) (b)	28,262	3,130,864
		72,082,329
SPECIALTY STORES — 16.7%
Academy Sports & Outdoors, Inc. (b)	102,080	4,021,952
Bath & Body Works, Inc.	69,071	3,301,594
Big 5 Sporting Goods Corp. (b)	205,217	3,519,471
Dick's Sporting Goods, Inc. (b)	30,043	3,004,901
Five Below, Inc. (a)	21,084	3,339,073
Hibbett, Inc. (b)	71,343	3,163,349
Leslie's, Inc. (a) (b)	164,422	3,183,210
MarineMax, Inc. (a)	75,041	3,021,151
National Vision Holdings, Inc. (a)	79,340	3,456,844
ODP Corp. (a)	76,084	3,486,930
Party City Holdco, Inc. (a) (b)	942,875	3,375,492
Petco Health & Wellness Co., Inc. (a) (b)	175,474	3,434,026
Sally Beauty Holdings, Inc. (a)	195,056	3,048,725
Security Description	Shares	Value
Signet Jewelers, Ltd.	49,187	$3,575,895
Sportsman's Warehouse Holdings, Inc. (a)	295,068	3,154,277
Tractor Supply Co.	14,286	3,333,924
Ulta Beauty, Inc. (a)	8,757	3,487,212
Winmark Corp.	2,612	574,640
		57,482,666
TOTAL COMMON STOCKS (Cost $426,930,110)		342,988,359
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	374,953	374,916
State Street Navigator Securities Lending Portfolio II (e) (f)	33,205,072	33,205,072
TOTAL SHORT-TERM INVESTMENTS (Cost $33,579,952)		33,579,988
TOTAL INVESTMENTS — 109.6% (Cost $460,510,062)		376,568,347
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(32,846,943)
NET ASSETS — 100.0%		$343,721,404
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$342,988,359	$—	$—	$342,988,359
Short-Term Investments	33,579,988	—	—	33,579,988
TOTAL INVESTMENTS	$376,568,347	$—	$—	$376,568,347
See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	575,915	$576,087	$51,138,551	$51,339,593	$(164)	$35	374,953	$374,916	$311
State Street Navigator Securities Lending Portfolio II	44,696,050	44,696,050	336,892,816	348,383,794	—	—	33,205,072	33,205,072	515,835
Total		$45,272,137	$388,031,367	$399,723,387	$(164)	$35		$33,579,988	$516,146
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	308,667	$33,749,650
Allegro MicroSystems, Inc. (a)	1,249,141	35,475,604
Alpha & Omega Semiconductor, Ltd. (a)	665,504	36,369,794
Ambarella, Inc. (a)	376,781	39,531,863
Analog Devices, Inc.	218,074	36,021,463
Broadcom, Inc.	55,698	35,071,917
CEVA, Inc. (a)	301,280	12,247,033
Cirrus Logic, Inc. (a)	392,808	33,306,190
Diodes, Inc. (a)	391,647	34,069,373
First Solar, Inc. (a)	426,979	35,755,221
Impinj, Inc. (a) (b)	548,746	34,867,321
indie Semiconductor, Inc. Class A (a) (b)	4,314,103	33,693,144
Intel Corp.	702,459	34,813,868
Lattice Semiconductor Corp. (a)	597,702	36,429,937
MACOM Technology Solutions Holdings, Inc. (a)	570,405	34,150,147
Marvell Technology, Inc.	510,289	36,592,824
MaxLinear, Inc. (a)	591,236	34,498,621
Meta Materials, Inc. (a) (b)	19,994,757	33,391,244
Microchip Technology, Inc.	466,243	35,033,499
Micron Technology, Inc.	442,106	34,435,636
Monolithic Power Systems, Inc.	81,311	39,491,127
Navitas Semiconductor Corp. (a) (b)	4,085,247	41,996,339
NeoPhotonics Corp. (a)	1,817,929	27,650,700
NVIDIA Corp.	145,676	39,749,153
NXP Semiconductors NV	180,277	33,365,667
ON Semiconductor Corp. (a)	575,978	36,061,983
Power Integrations, Inc.	369,293	34,226,075
Qorvo, Inc. (a)	260,392	32,314,647
QUALCOMM, Inc.	211,308	32,292,089
Rambus, Inc. (a)	1,160,883	37,020,559
Semtech Corp. (a)	518,623	35,961,319
Silicon Laboratories, Inc. (a)	233,856	35,125,171
SiTime Corp. (a)	171,334	42,459,992
Security Description	Shares	Value
Skyworks Solutions, Inc.	252,445	$33,645,870
SMART Global Holdings, Inc. (a) (b)	1,272,874	32,878,335
SunPower Corp. (a)	1,570,277	33,729,550
Synaptics, Inc. (a)	156,580	31,237,710
Texas Instruments, Inc.	188,915	34,662,124
Universal Display Corp.	205,300	34,274,835
Wolfspeed, Inc. (a)	349,715	39,818,550
TOTAL COMMON STOCKS (Cost $1,344,133,546)		1,387,466,144
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	2,134,238	2,134,024
State Street Navigator Securities Lending Portfolio II (e) (f)	24,750,000	24,750,000
TOTAL SHORT-TERM INVESTMENTS (Cost $26,883,960)		26,884,024
TOTAL INVESTMENTS — 101.8% (Cost $1,371,017,506)		1,414,350,168
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(24,893,988)
NET ASSETS — 100.0%		$1,389,456,180
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,387,466,144	$—	$—	$1,387,466,144
Short-Term Investments	26,884,024	—	—	26,884,024
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$1,414,350,168	$—	$—	$1,414,350,168

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
Meta Materials, Inc.	—	$—	$54,843,506	$3,404,681	$(974,354)	$(17,073,227)	19,994,757	$33,391,244	$—
State Street Institutional Liquid Reserves Fund, Premier Class	2,447,146	2,447,880	5,891,058	6,204,580	(395)	61	2,134,238	2,134,024	349
State Street Navigator Securities Lending Portfolio II	24,868,582	24,868,582	165,535,307	165,653,889	—	—	24,750,000	24,750,000	166,493
Total		$27,316,462	$226,269,871	$175,263,150	$(974,749)	$(17,073,166)		$60,275,268	$166,842
See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 55.9%
8x8, Inc. (a)	130,659	$1,644,997
ACI Worldwide, Inc. (a)	44,072	1,387,827
Adobe, Inc. (a)	3,323	1,514,025
Agilysys, Inc. (a)	35,162	1,402,261
Alarm.com Holdings, Inc. (a)	21,619	1,436,799
Altair Engineering, Inc. Class A (a)	22,819	1,469,544
Alteryx, Inc. Class A (a) (b)	22,782	1,629,597
American Software, Inc. Class A	63,618	1,325,799
Amplitude, Inc. Class A (a) (b)	82,702	1,524,198
Anaplan, Inc. (a)	29,949	1,948,183
ANSYS, Inc. (a)	4,712	1,496,767
Appfolio, Inc. Class A (a)	12,129	1,373,124
AppLovin Corp. Class A (a) (b)	31,065	1,710,750
Asana, Inc. Class A (a) (b)	40,048	1,600,719
Aspen Technology, Inc. (a)	9,988	1,651,716
Autodesk, Inc. (a)	7,195	1,542,248
Avalara, Inc. (a)	17,103	1,701,920
Avaya Holdings Corp. (a)	111,940	1,418,280
AvePoint, Inc. (a) (b)	260,096	1,368,105
Benefitfocus, Inc. (a) (b)	88,876	1,121,615
Bentley Systems, Inc. Class B	37,973	1,677,647
Bill.Com Holdings, Inc. (a)	7,380	1,673,710
Black Knight, Inc. (a)	24,445	1,417,566
Blackbaud, Inc. (a) (b)	23,398	1,400,838
Blackline, Inc. (a)	20,554	1,504,964
Bottomline Technologies DE, Inc. (a)	24,618	1,395,348
Box, Inc. Class A (a)	54,778	1,591,849
BTRS Holdings, Inc. Class A (a)	225,736	1,688,505
C3.ai, Inc. Class A (a) (b)	76,886	1,745,312
Cadence Design Systems, Inc. (a)	9,548	1,570,264
CCC Intelligent Solutions Holdings, Inc. (a)	129,472	1,429,371
CDK Global, Inc.	29,120	1,417,562
Cerence, Inc. (a)	43,860	1,583,346
Ceridian HCM Holding, Inc. (a)	22,545	1,541,176
ChannelAdvisor Corp. (a)	87,906	1,456,602
Citrix Systems, Inc.	13,790	1,391,411
Cleanspark, Inc. (a) (b)	139,367	1,723,970
Clear Secure, Inc. Class A (a) (b)	66,276	1,781,499
Clearwater Analytics Holdings, Inc. Class A (a) (b)	78,100	1,640,100
Confluent, Inc. Class A (a)	44,528	1,825,648
Consensus Cloud Solutions, Inc. (a)	24,610	1,479,799
Coupa Software, Inc. (a)	14,021	1,424,954
CS Disco, Inc. (a) (b)	49,133	1,669,048
Datadog, Inc. Class A (a)	10,894	1,650,114
Digimarc Corp. (a) (b)	55,569	1,465,355
Security Description	Shares	Value
Digital Turbine, Inc. (a)	39,690	$1,738,819
DocuSign, Inc. (a)	18,452	1,976,578
Domo, Inc. Class B (a)	32,360	1,636,445
Dropbox, Inc. Class A (a)	67,997	1,580,930
Duck Creek Technologies, Inc. (a)	65,806	1,455,629
Dynatrace, Inc. (a)	34,663	1,632,627
E2open Parent Holdings, Inc. (a) (b)	166,116	1,463,482
Ebix, Inc.	35,721	1,184,151
Elastic NV (a)	19,215	1,709,174
Embark Technology, Inc. (a) (b)	344,318	2,028,033
Envestnet, Inc. (a)	19,120	1,423,293
Everbridge, Inc. (a)	42,195	1,841,390
Fair Isaac Corp. (a)	2,987	1,393,316
Five9, Inc. (a)	15,838	1,748,515
Freshworks, Inc. Class A (a)	80,408	1,440,911
Guidewire Software, Inc. (a)	15,983	1,512,312
HubSpot, Inc. (a)	3,335	1,583,925
Informatica, Inc. Class A (a)	81,441	1,607,645
InterDigital, Inc.	22,433	1,431,225
Intuit, Inc.	3,150	1,514,646
Jamf Holding Corp. (a) (b)	41,903	1,458,643
Latch, Inc. (a) (b)	407,067	1,738,176
LivePerson, Inc. (a)	60,634	1,480,682
Manhattan Associates, Inc. (a)	10,586	1,468,384
Marathon Digital Holdings, Inc. (a) (b)	61,538	1,719,987
Matterport, Inc. (a) (b)	197,412	1,602,985
MicroStrategy, Inc. Class A (a) (b)	3,541	1,722,059
Mimecast, Ltd. (a)	17,563	1,397,312
Mitek Systems, Inc. (a)	100,115	1,468,687
Model N, Inc. (a) (b)	59,462	1,599,528
Momentive Global, Inc. (a)	94,059	1,529,399
nCino, Inc. (a)	32,107	1,315,745
NCR Corp. (a)	36,926	1,484,056
New Relic, Inc. (a)	23,661	1,582,448
Nutanix, Inc. Class A (a)	60,533	1,623,495
Olo, Inc. Class A (a)	112,491	1,490,506
Pagerduty, Inc. (a) (b)	52,055	1,779,761
Palantir Technologies, Inc. Class A (a)	121,486	1,668,003
Paycom Software, Inc. (a)	4,564	1,580,878
Paycor HCM, Inc. (a) (b)	53,199	1,548,623
Paylocity Holding Corp. (a)	7,300	1,502,121
Pegasystems, Inc. (b)	18,920	1,525,898
PROS Holdings, Inc. (a) (b)	47,098	1,568,834
PTC, Inc. (a)	13,311	1,433,861
Q2 Holdings, Inc. (a)	24,709	1,523,310
Qualtrics International, Inc. Class A (a)	50,499	1,441,746
RingCentral, Inc. Class A (a)	13,378	1,568,035
Riot Blockchain, Inc. (a) (b)	91,419	1,935,340
salesforce.com, Inc. (a)	6,992	1,484,541
Smartsheet, Inc. Class A (a)	29,821	1,633,594
Splunk, Inc. (a)	11,403	1,694,600

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sprinklr, Inc. Class A (a) (b)	123,311	$1,467,401
Sprout Social, Inc. Class A (a)	22,244	1,782,189
SPS Commerce, Inc. (a)	11,292	1,481,510
SS&C Technologies Holdings, Inc.	18,585	1,394,247
Sumo Logic, Inc. (a)	141,197	1,647,769
Synopsys, Inc. (a)	4,711	1,570,035
Trade Desk, Inc. Class A (a)	24,365	1,687,276
Tyler Technologies, Inc. (a)	3,474	1,545,548
Unity Software, Inc. (a)	17,550	1,741,136
Upland Software, Inc. (a)	83,923	1,477,884
Verint Systems, Inc. (a)	28,571	1,477,121
Veritone, Inc. (a) (b)	88,539	1,618,493
Vertex, Inc. Class A (a)	83,513	1,281,089
Vonage Holdings Corp. (a)	69,447	1,409,080
Workday, Inc. Class A (a)	6,152	1,473,158
Workiva, Inc. (a) (b)	14,537	1,715,366
Yext, Inc. (a)	234,145	1,613,259
Zendesk, Inc. (a)	12,224	1,470,425
Zoom Video Communications, Inc. Class A (a)	14,104	1,653,412
		179,395,113
DATA PROCESSING & OUTSOURCED SERVICES — 18.9%
Affirm Holdings, Inc. (a) (b)	44,852	2,075,751
Alliance Data Systems Corp.	24,946	1,400,718
Automatic Data Processing, Inc.	6,721	1,529,296
Block, Inc. (a)	13,580	1,841,448
Broadridge Financial Solutions, Inc.	9,634	1,500,110
Cantaloupe, Inc. (a)	132,619	897,831
Cass Information Systems, Inc.	27,085	999,707
Concentrix Corp.	7,097	1,182,076
Conduent, Inc. (a)	320,287	1,652,681
CSG Systems International, Inc.	21,867	1,390,085
Euronet Worldwide, Inc. (a)	12,206	1,588,611
EVERTEC, Inc.	35,717	1,461,897
Evo Payments, Inc. Class A (a)	61,670	1,423,960
ExlService Holdings, Inc. (a)	11,057	1,584,136
Fidelity National Information Services, Inc.	15,487	1,555,205
Fiserv, Inc. (a)	14,695	1,490,073
FleetCor Technologies, Inc. (a)	6,069	1,511,545
Genpact, Ltd.	33,534	1,459,064
Global Payments, Inc.	10,970	1,501,135
I3 Verticals, Inc. Class A (a) (b)	56,988	1,587,686
International Money Express, Inc. (a)	76,970	1,586,352
Jack Henry & Associates, Inc.	7,595	1,496,595
Marqeta, Inc. Class A (a)	138,243	1,526,203
Mastercard, Inc. Class A	4,260	1,522,439
MAXIMUS, Inc.	19,079	1,429,971
Security Description	Shares	Value
MoneyGram International, Inc. (a)	129,713	$1,369,769
Paya Holdings, Inc. (a)	268,183	1,571,552
Paychex, Inc.	11,552	1,576,501
Payoneer Global, Inc. (a) (b)	330,244	1,472,888
PayPal Holdings, Inc. (a)	14,331	1,657,380
Repay Holdings Corp. (a) (b)	101,817	1,503,837
Sabre Corp. (a) (b)	151,904	1,736,263
Shift4 Payments, Inc. Class A (a) (b)	27,795	1,721,344
TaskUS, Inc. Class A (a) (b)	42,611	1,638,819
Toast, Inc. Class A (a)	78,486	1,705,501
TTEC Holdings, Inc.	17,778	1,467,041
Verra Mobility Corp. (a)	84,946	1,382,921
Visa, Inc. Class A (b)	7,034	1,559,930
Western Union Co.	80,948	1,516,965
WEX, Inc. (a)	8,506	1,517,896
		60,593,182
INTERACTIVE HOME ENTERTAINMENT — 3.3%
Activision Blizzard, Inc.	17,347	1,389,668
Electronic Arts, Inc.	11,388	1,440,696
Playtika Holding Corp. (a)	84,528	1,633,926
Sciplay Corp. Class A (a)	110,477	1,427,363
Skillz, Inc. (a) (b)	591,569	1,774,707
Take-Two Interactive Software, Inc. (a) (b)	9,076	1,395,344
Zynga, Inc. Class A (a)	153,935	1,422,360
		10,484,064
IT CONSULTING & OTHER SERVICES — 6.2%
Accenture PLC Class A	4,471	1,507,755
Cognizant Technology Solutions Corp. Class A	15,824	1,418,938
DXC Technology Co. (a)	45,276	1,477,356
EPAM Systems, Inc. (a)	6,917	2,051,651
Gartner, Inc. (a)	4,978	1,480,756
Grid Dynamics Holdings, Inc. (a)	145,086	2,042,811
Hackett Group, Inc.	41,535	957,797
International Business Machines Corp.	11,238	1,461,165
Kyndryl Holdings, Inc. (a)	120,013	1,574,571
LiveRamp Holdings, Inc. (a)	39,580	1,479,896
Perficient, Inc. (a)	13,652	1,502,949
Thoughtworks Holding, Inc. (a)	76,328	1,588,386
Unisys Corp. (a)	62,640	1,353,650
		19,897,681
SYSTEMS SOFTWARE — 15.6%
A10 Networks, Inc.	106,595	1,487,000
Appian Corp. (a)	26,244	1,596,160
CommVault Systems, Inc. (a)	22,904	1,519,680
Crowdstrike Holdings, Inc. Class A (a)	7,262	1,649,055

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Datto Holding Corp. (a) (b)	60,744	$1,623,080
Dolby Laboratories, Inc. Class A	19,727	1,543,046
Fortinet, Inc. (a)	4,957	1,694,005
Gitlab, Inc. Class A (a)	39,007	2,123,931
KnowBe4, Inc. Class A (a)	81,124	1,867,475
Mandiant, Inc. (a)	63,963	1,427,015
Microsoft Corp.	4,940	1,523,051
N-Able, Inc. (a)	135,649	1,234,406
NortonLifeLock, Inc.	50,439	1,337,642
OneSpan, Inc. (a)	108,944	1,573,151
Oracle Corp.	17,902	1,481,032
Palo Alto Networks, Inc. (a) (b)	2,551	1,588,023
Ping Identity Holding Corp. (a)	75,297	2,065,397
Progress Software Corp.	31,770	1,496,049
Qualys, Inc. (a)	10,928	1,556,256
Rapid7, Inc. (a) (b)	13,590	1,511,752
SailPoint Technologies Holding, Inc. (a) (b)	31,603	1,617,442
SentinelOne, Inc. Class A (a) (b)	42,053	1,629,133
ServiceNow, Inc. (a)	2,702	1,504,717
Telos Corp. (a)	147,992	1,475,480
Tenable Holdings, Inc. (a)	26,734	1,544,958
Teradata Corp. (a)	31,269	1,541,249
UiPath, Inc. Class A (a)	52,795	1,139,844
Varonis Systems, Inc. (a)	34,257	1,628,578
VMware, Inc. Class A	12,596	1,434,307
Xperi Holding Corp.	82,898	1,435,793
Zscaler, Inc. (a)	6,879	1,659,765
Zuora, Inc. Class A (a)	107,523	1,610,695
		50,119,167
TOTAL COMMON STOCKS (Cost $399,871,697)		320,489,207
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	317,420	$317,389
State Street Navigator Securities Lending Portfolio II (e) (f)	30,841,094	30,841,094
TOTAL SHORT-TERM INVESTMENTS (Cost $31,158,506)		31,158,483
TOTAL INVESTMENTS — 109.6% (Cost $431,030,203)		351,647,690
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(30,891,503)
NET ASSETS — 100.0%		$320,756,187
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$315,802,496	$4,686,711	$—	$320,489,207
Short-Term Investments	31,158,483	—	—	31,158,483
TOTAL INVESTMENTS	$346,960,979	$4,686,711	$—	$351,647,690
See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	430,618	$430,747	$12,226,022	$12,339,201	$(133)	$(46)	317,420	$317,389	$124
State Street Navigator Securities Lending Portfolio II	24,637,133	24,637,133	155,641,603	149,437,642	—	—	30,841,094	30,841,094	111,856
Total		$25,067,880	$167,867,625	$161,776,843	$(133)	$(46)		$31,158,483	$111,980
See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 20.8%
Anterix, Inc. (a)	8,755	$506,915
Bandwidth, Inc. Class A (a)	75,329	2,439,906
Cogent Communications Holdings, Inc.	31,325	2,078,414
EchoStar Corp. Class A (a)	37,273	907,225
Globalstar, Inc. (a) (b)	808,943	1,189,146
Iridium Communications, Inc. (a)	50,168	2,022,774
Liberty Global PLC Class C (a)	80,198	2,077,930
Liberty Latin America, Ltd. Class C (a)	121,160	1,161,924
Lumen Technologies, Inc.	184,667	2,081,197
		14,465,431
COMMUNICATIONS EQUIPMENT — 57.3%
ADTRAN, Inc.	62,403	1,151,335
Arista Networks, Inc. (a)	16,456	2,287,055
Calix, Inc. (a)	45,298	1,943,737
Ciena Corp. (a)	35,905	2,176,920
Cisco Systems, Inc.	36,075	2,011,542
Clearfield, Inc. (a) (b)	28,530	1,860,727
CommScope Holding Co., Inc. (a)	287,396	2,264,680
Comtech Telecommunications Corp.	20,282	318,225
Digi International, Inc. (a)	16,071	345,848
Extreme Networks, Inc. (a)	178,269	2,176,665
F5, Inc. (a)	10,118	2,114,156
Harmonic, Inc. (a)	110,827	1,029,583
Infinera Corp. (a) (b)	245,524	2,128,693
Inseego Corp. (a)	186,096	753,689
Juniper Networks, Inc.	59,546	2,212,729
Lumentum Holdings, Inc. (a)	21,593	2,107,477
Motorola Solutions, Inc.	8,914	2,158,971
NETGEAR, Inc. (a)	40,665	1,003,612
NetScout Systems, Inc. (a)	47,926	1,537,466
Plantronics, Inc. (a) (b)	44,151	1,739,549
Ribbon Communications, Inc. (a)	81,714	252,496
Ubiquiti, Inc. (b)	7,891	2,297,544
Viasat, Inc. (a)	38,767	1,891,830
Viavi Solutions, Inc. (a)	124,992	2,009,871
		39,774,400
INTEGRATED TELECOMMUNICATION SERVICES — 12.9%
AT&T, Inc.	85,040	2,009,495
ATN International, Inc.	5,099	203,348
Consolidated Communications Holdings, Inc. (a)	45,175	266,533
Security Description	Shares	Value
Frontier Communications Parent, Inc. (a)	78,469	$2,171,237
IDT Corp. Class B (a)	25,186	858,591
Ooma, Inc. (a)	9,620	144,204
Radius Global Infrastructure, Inc. Class A (a)	100,275	1,431,927
Verizon Communications, Inc.	37,144	1,892,115
		8,977,450
WIRELESS TELECOMMUNICATION SERVICES — 8.9%
Gogo, Inc. (a) (b)	56,669	1,080,111
Shenandoah Telecommunications Co.	32,054	755,833
Telephone & Data Systems, Inc.	104,647	1,975,736
T-Mobile US, Inc. (a)	15,781	2,025,491
United States Cellular Corp. (a)	11,037	333,649
		6,170,820
TOTAL COMMON STOCKS (Cost $75,632,809)		69,388,101
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	109,830	109,819
State Street Navigator Securities Lending Portfolio II (e) (f)	2,904,145	2,904,145
TOTAL SHORT-TERM INVESTMENTS (Cost $3,013,955)		3,013,964
TOTAL INVESTMENTS — 104.2% (Cost $78,646,764)		72,402,065
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(2,909,150)
NET ASSETS — 100.0%		$69,492,915
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$68,881,186	$506,915	$—	$69,388,101
Short-Term Investments	3,013,964	—	—	3,013,964
TOTAL INVESTMENTS	$71,895,150	$506,915	$—	$72,402,065

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	201,557	$201,618	$2,023,192	$2,115,013	$37	$(15)	109,830	$109,819	$47
State Street Navigator Securities Lending Portfolio II	2,582,042	2,582,042	27,176,975	26,854,872	—	—	2,904,145	2,904,145	28,013
Total		$2,783,660	$29,200,167	$28,969,885	$37	$(15)		$3,013,964	$28,060
See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AIR FREIGHT & LOGISTICS — 17.6%
Air Transport Services Group, Inc. (a)	410,635	$13,735,741
Atlas Air Worldwide Holdings, Inc. (a)	222,916	19,253,255
C.H. Robinson Worldwide, Inc.	176,772	19,040,112
Expeditors International of Washington, Inc.	181,628	18,736,745
FedEx Corp.	84,834	19,629,739
Forward Air Corp.	180,371	17,636,676
GXO Logistics, Inc. (a)	274,706	19,597,526
Hub Group, Inc. Class A (a)	229,612	17,728,343
United Parcel Service, Inc. Class B	88,651	19,012,093
		164,370,230
AIRLINES — 32.3%
Alaska Air Group, Inc. (a)	370,343	21,483,598
Allegiant Travel Co. (a)	128,884	20,929,473
American Airlines Group, Inc. (a) (b)	1,289,480	23,533,010
Blade Air Mobility, Inc. (a) (b)	1,549,720	13,157,123
Delta Air Lines, Inc. (a)	563,733	22,306,915
Frontier Group Holdings, Inc. (a)	1,041,444	11,799,561
Hawaiian Holdings, Inc. (a)	1,095,682	21,584,935
JetBlue Airways Corp. (a)	1,435,875	21,466,331
Joby Aviation, Inc. (a) (b)	4,008,439	26,535,866
SkyWest, Inc. (a)	713,661	20,589,120
Southwest Airlines Co. (a)	449,208	20,573,726
Spirit Airlines, Inc. (a) (b)	909,831	19,898,004
Sun Country Airlines Holdings, Inc. (a)	797,783	20,885,959
United Airlines Holdings, Inc. (a)	518,458	24,035,713
Wheels Up Experience, Inc. (a) (b)	4,502,673	14,003,313
		302,782,647
MARINE — 7.8%
Eagle Bulk Shipping, Inc. (b)	236,924	16,136,893
Genco Shipping & Trading, Ltd.	802,342	18,951,318
Kirby Corp. (a)	249,051	17,978,992
Matson, Inc.	166,961	20,138,836
		73,206,039
RAILROADS — 6.2%
CSX Corp.	521,115	19,515,757
Norfolk Southern Corp.	67,606	19,282,583
Union Pacific Corp.	69,081	18,873,620
		57,671,960
TRUCKING — 35.8%
AMERCO	31,044	18,531,405
ArcBest Corp.	215,178	17,321,829
Avis Budget Group, Inc. (a)	86,897	22,879,980
Security Description	Shares	Value
Bird Global, Inc. Class A (a) (b)	930,413	$2,279,512
Daseke, Inc. (a)	595,779	5,999,495
Heartland Express, Inc.	459,004	6,458,186
Hertz Global Holdings, Inc. (a)	839,299	18,590,473
JB Hunt Transport Services, Inc.	91,104	18,292,772
Knight-Swift Transportation Holdings, Inc.	351,940	17,758,892
Landstar System, Inc.	119,043	17,955,256
Lyft, Inc. Class A (a)	485,346	18,637,286
Marten Transport, Ltd.	450,061	7,993,083
Old Dominion Freight Line, Inc.	58,964	17,611,368
Ryder System, Inc.	228,262	18,108,025
Saia, Inc. (a)	69,159	16,862,347
Schneider National, Inc. Class B	716,205	18,263,228
TuSimple Holdings, Inc. Class A (a)	1,877,239	22,902,316
Uber Technologies, Inc. (a)	587,739	20,970,528
Werner Enterprises, Inc.	429,000	17,589,000
XPO Logistics, Inc. (a)	256,498	18,673,054
Yellow Corp. (a)	1,661,937	11,650,178
		335,328,213
TOTAL COMMON STOCKS (Cost $979,478,568)		933,359,089
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	2,269,089	2,268,862
State Street Navigator Securities Lending Portfolio II (e) (f)	34,843,312	34,843,312
TOTAL SHORT-TERM INVESTMENTS (Cost $37,111,949)		37,112,174
TOTAL INVESTMENTS — 103.7% (Cost $1,016,590,517)		970,471,263
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(34,841,654)
NET ASSETS — 100.0%		$935,629,609
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$933,359,089	$—	$—	$933,359,089
Short-Term Investments	37,112,174	—	—	37,112,174
TOTAL INVESTMENTS	$970,471,263	$—	$—	$970,471,263

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	114,813	$114,847	$52,017,671	$49,863,626	$(255)	$225	2,269,089	$2,268,862	$627
State Street Navigator Securities Lending Portfolio II	—	—	85,542,866	50,699,554	—	—	34,843,312	34,843,312	38,544
Total		$114,847	$137,560,537	$100,563,180	$(255)	$225		$37,112,174	$39,171
See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
Northrop Grumman Corp.	6,311	$2,822,405
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	4,788	277,752
BANKS — 2.1%
Comerica, Inc.	5,675	513,190
East West Bancorp, Inc.	5,855	462,662
First Citizens BancShares, Inc. Class A	246	163,738
Prosperity Bancshares, Inc.	3,663	254,139
Signature Bank	2,328	683,245
US Bancorp	61,164	3,250,866
		5,327,840
BEVERAGES — 2.9%
Brown-Forman Corp. Class B	9,190	615,914
Coca-Cola Co.	99,229	6,152,198
Constellation Brands, Inc. Class A	3,665	844,123
		7,612,235
BIOTECHNOLOGY — 1.1%
Biogen, Inc. (a)	5,031	1,059,529
Halozyme Therapeutics, Inc. (a)	4,688	186,958
Horizon Therapeutics Plc (a)	7,438	782,552
Incyte Corp. (a)	7,398	587,549
Twist Bioscience Corp. (a)	1,382	68,243
Ultragenyx Pharmaceutical, Inc. (a)	2,086	151,485
		2,836,316
BUILDING PRODUCTS — 0.1%
AZEK Co., Inc. (a)	5,828	144,767
CAPITAL MARKETS — 1.0%
Moody's Corp.	7,685	2,592,996
CHEMICALS — 1.8%
Celanese Corp.	4,922	703,206
DuPont de Nemours, Inc.	23,205	1,707,424
FMC Corp.	5,633	741,134
Mosaic Co.	15,235	1,013,127
Olin Corp.	6,863	358,798
		4,523,689
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Rollins, Inc.	7,482	262,244
Waste Management, Inc.	15,855	2,513,018
		2,775,262
CONSUMER FINANCE — 3.1%
American Express Co.	32,988	6,168,756
Discover Financial Services	12,447	1,371,535
SoFi Technologies, Inc. (a) (b)	16,823	158,978
Upstart Holdings, Inc. (a) (b)	2,403	262,143
		7,961,412
CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	2,864	336,520
Security Description	Shares	Value
Sealed Air Corp.	6,491	$434,637
		771,157
DIVERSIFIED CONSUMER SERVICES — 0.2%
Bright Horizons Family Solutions, Inc. (a)	2,393	317,527
Chegg, Inc. (a)	5,328	193,300
		510,827
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Equitable Holdings, Inc.	17,743	548,436
ELECTRIC UTILITIES — 0.6%
Alliant Energy Corp.	11,069	691,591
NRG Energy, Inc.	10,183	390,620
Pinnacle West Capital Corp.	4,934	385,345
		1,467,556
ELECTRICAL EQUIPMENT — 1.2%
Eaton Corp. PLC	15,557	2,360,931
Sensata Technologies Holding PLC (a)	9,339	474,888
Sunrun, Inc. (a)	8,579	260,544
		3,096,363
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Arrow Electronics, Inc. (a)	4,346	515,566
CDW Corp.	8,220	1,470,476
		1,986,042
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes Co.	43,912	1,598,836
ENTERTAINMENT — 7.8%
Netflix, Inc. (a)	21,533	8,066,046
Skillz, Inc. (a) (b)	16,937	50,811
Spotify Technology SA (a)	6,384	964,112
Walt Disney Co. (a)	81,065	11,118,875
		20,199,844
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.1%
Alexandria Real Estate Equities, Inc. REIT	6,177	1,243,121
Apartment Income REIT Corp.	6,122	327,282
Douglas Emmett, Inc. REIT	13,264	443,283
Equity LifeStyle Properties, Inc. REIT	7,307	558,839
Essex Property Trust, Inc. REIT	2,681	926,232
Healthcare Trust of America, Inc. Class A REIT	8,622	270,214
National Retail Properties, Inc. REIT	6,869	308,693
Orion Office REIT, Inc.	1,499	20,986
Realty Income Corp. REIT	14,995	1,039,154
STORE Capital Corp. REIT	10,670	311,884
Sun Communities, Inc. REIT	8,787	1,540,273
Weyerhaeuser Co. REIT	30,050	1,138,895
		8,128,856

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
FOOD & STAPLES RETAILING — 0.5%
Casey's General Stores, Inc.	1,282	$254,054
Kroger Co.	17,245	989,346
		1,243,400
FOOD PRODUCTS — 1.0%
Hershey Co.	4,766	1,032,458
J.M. Smucker Co.	2,390	323,630
Kellogg Co.	7,782	501,861
McCormick & Co., Inc.	6,117	610,477
Post Holdings, Inc. (a)	1,326	91,839
		2,560,265
HEALTH CARE PROVIDERS & SERVICES — 9.3%
Amedisys, Inc. (a)	1,096	188,830
Cigna Corp.	11,365	2,723,168
CVS Health Corp.	30,349	3,071,622
Encompass Health Corp.	3,206	227,979
Invitae Corp. (a)	6,525	52,004
McKesson Corp.	5,216	1,596,774
Oak Street Health, Inc. (a) (b)	2,864	76,984
UnitedHealth Group, Inc.	31,611	16,120,662
		24,058,023
HEALTH CARE TECHNOLOGY — 0.1%
Omnicell, Inc. (a)	2,508	324,761
HOTELS, RESTAURANTS & LEISURE — 2.4%
Aramark	8,687	326,631
Chipotle Mexican Grill, Inc. (a)	952	1,506,093
Starbucks Corp.	40,572	3,690,835
Yum China Holdings, Inc.	13,787	572,712
		6,096,271
HOUSEHOLD PRODUCTS — 0.2%
Clorox Co.	2,859	397,487
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Brookfield Renewable Corp. Class A	16,014	701,413
Vistra Corp.	19,636	456,537
		1,157,950
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	22,615	3,366,921
INSURANCE — 1.9%
Hartford Financial Services Group, Inc.	14,688	1,054,745
Lemonade, Inc. (a) (b)	1,496	39,450
Lincoln National Corp.	7,429	485,559
MetLife, Inc.	30,752	2,161,251
Primerica, Inc.	1,640	224,385
Principal Financial Group, Inc.	11,183	820,944
		4,786,334
INTERACTIVE MEDIA & SERVICES — 0.3%
Pinterest, Inc. Class A (a)	30,769	757,225
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Chewy, Inc. Class A (a) (b)	11,718	$477,860
Etsy, Inc. (a)	4,920	611,457
Farfetch, Ltd. Class A (a)	16,084	243,190
Fiverr International, Ltd. (a) (b)	1,666	126,733
		1,459,240
IT SERVICES — 12.3%
Amdocs, Ltd.	7,654	629,235
Block, Inc. (a)	26,543	3,599,231
Concentrix Corp.	1,693	281,986
Fastly, Inc. Class A (a)	6,658	115,716
Globant SA (a)	2,403	629,754
Okta, Inc. (a)	7,827	1,181,564
Pagseguro Digital, Ltd. Class A (a) (b)	13,764	275,968
Paychex, Inc.	19,140	2,612,036
PayPal Holdings, Inc. (a)	49,304	5,702,008
Shopify, Inc. Class A (a)	4,249	2,872,154
Visa, Inc. Class A	60,568	13,432,166
WEX, Inc. (a)	2,605	464,862
		31,796,680
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc. (a)	11,895	264,188
Peloton Interactive, Inc. Class A (a)	9,843	260,052
		524,240
LIFE SCIENCES TOOLS & SERVICES — 0.1%
AbCellera Biologics, Inc. (a) (b)	5,030	49,043
Maravai LifeSciences Holdings, Inc. Class A (a)	8,345	294,328
		343,371
MACHINERY — 2.7%
Cummins, Inc.	5,655	1,159,897
Fortive Corp.	19,655	1,197,579
Illinois Tool Works, Inc.	12,313	2,578,342
Nordson Corp.	2,026	460,064
Otis Worldwide Corp.	16,742	1,288,297
Pentair PLC	6,423	348,191
		7,032,370
MEDIA — 0.8%
Discovery, Inc. Class A (a)	21,887	545,424
New York Times Co. Class A	7,988	366,170
Paramount Global Class B (b)	29,223	1,104,922
		2,016,516
METALS & MINING — 1.5%
Alcoa Corp.	8,008	720,960
MP Materials Corp. (a)	4,916	281,883
Newmont Corp.	34,966	2,778,049
		3,780,892
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Annaly Capital Management, Inc. REIT (b)	55,288	389,227

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 1.5%
Public Service Enterprise Group, Inc.	22,152	$1,550,640
Sempra Energy	13,396	2,252,135
		3,802,775
MULTILINE RETAIL — 1.4%
Target Corp.	17,019	3,611,772
OIL, GAS & CONSUMABLE FUELS — 3.4%
EQT Corp.	12,358	425,239
Marathon Oil Corp.	35,695	896,301
Ovintiv, Inc.	11,601	627,266
Phillips 66	19,828	1,712,941
Pioneer Natural Resources Co.	10,090	2,522,803
Targa Resources Corp.	10,097	762,021
Valero Energy Corp.	18,356	1,863,868
		8,810,439
PERSONAL PRODUCTS — 0.9%
BellRing Brands, Inc. (a)	1,681	38,797
Coty, Inc. Class A (a)	6,518	58,597
Estee Lauder Cos., Inc. Class A	8,341	2,271,421
		2,368,815
PHARMACEUTICALS — 5.0%
Bristol-Myers Squibb Co.	75,290	5,498,429
Jazz Pharmaceuticals PLC (a)	1,968	306,358
Merck & Co., Inc.	85,065	6,979,583
		12,784,370
PROFESSIONAL SERVICES — 1.1%
Booz Allen Hamilton Holding Corp.	5,234	459,755
Equifax, Inc.	4,752	1,126,699
ManpowerGroup, Inc.	2,068	194,227
Nielsen Holdings PLC	17,323	471,878
Robert Half International, Inc.	4,333	494,742
Upwork, Inc. (a)	6,525	151,641
		2,898,942
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Opendoor Technologies, Inc. (a)	12,242	105,894
Redfin Corp. (a) (b)	4,004	72,232
Zillow Group, Inc. Class C (a) (b)	13,621	671,379
		849,505
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Universal Display Corp.	2,557	426,891
SOFTWARE — 13.4%
Anaplan, Inc. (a)	7,727	502,641
Asana, Inc. Class A (a)	7,352	293,859
Atlassian Corp. PLC Class A (a)	14,802	4,349,272
Autodesk, Inc. (a)	13,024	2,791,694
Bentley Systems, Inc. Class B	12,489	551,764
Bill.Com Holdings, Inc. (a)	4,586	1,040,059
Blackline, Inc. (a)	2,994	219,221
Ceridian HCM Holding, Inc. (a)	7,889	539,292
Dropbox, Inc. Class A (a)	22,655	526,729
Security Description	Shares	Value
HubSpot, Inc. (a)	2,626	$1,247,192
Intuit, Inc.	15,763	7,579,481
nCino, Inc. (a)	3,548	145,397
NortonLifeLock, Inc.	34,178	906,401
Paylocity Holding Corp. (a)	2,280	469,156
salesforce.com, Inc. (a)	53,017	11,256,569
Smartsheet, Inc. Class A (a)	6,868	376,229
Unity Software, Inc. (a)	8,945	887,433
Zendesk, Inc. (a)	6,913	831,565
		34,513,954
SPECIALTY RETAIL — 2.2%
American Eagle Outfitters, Inc. (b)	5,153	86,571
Bath & Body Works, Inc.	8,216	392,725
GameStop Corp. Class A (a) (b)	2,024	337,158
Gap, Inc.	6,862	96,617
TJX Cos., Inc.	41,552	2,517,220
Tractor Supply Co.	3,971	926,712
Ulta Beauty, Inc. (a)	1,845	734,716
Victoria's Secret & Co. (a)	2,687	138,004
Vroom, Inc. (a) (b)	3,662	9,741
Williams-Sonoma, Inc.	2,571	372,795
		5,612,259
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Western Digital Corp. (a)	17,768	882,181
TEXTILES, APPAREL & LUXURY GOODS — 4.1%
Capri Holdings, Ltd. (a)	5,030	258,492
Crocs, Inc. (a)	2,166	165,482
Levi Strauss & Co. Class A	12,349	244,016
Lululemon Athletica, Inc. (a)	4,076	1,488,678
NIKE, Inc. Class B	52,669	7,087,141
Ralph Lauren Corp.	2,523	286,209
Tapestry, Inc.	9,489	352,516
VF Corp.	12,680	720,985
		10,603,519
THRIFTS & MORTGAGE FINANCE — 0.4%
Rocket Cos., Inc. Class A	77,673	863,724
UWM Holdings Corp. (b)	57,208	259,152
		1,122,876
TRADING COMPANIES & DISTRIBUTORS — 0.5%
W.W. Grainger, Inc.	1,853	955,759
Watsco, Inc.	1,346	410,045
		1,365,804
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	10,863	555,425
TOTAL COMMON STOCKS (Cost $258,796,850)		257,483,291
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	213,717	213,696

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	3,927,131	$3,927,131
TOTAL SHORT-TERM INVESTMENTS (Cost $4,140,799)		4,140,827
TOTAL INVESTMENTS — 101.4% (Cost $262,937,649)		261,624,118
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(3,655,609)
NET ASSETS — 100.0%		$257,968,509
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
At March 31, 2022, open futures contracts purchasedwere as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1	06/17/2022	$212,696	$226,538	$13,842

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$256,450,824	$1,032,467	$—	$257,483,291
Short-Term Investments	4,140,827	—	—	4,140,827
TOTAL INVESTMENTS	$260,591,651	$1,032,467	$—	$261,624,118
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	13,842	—	—	13,842
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	91,032	$91,059	$4,680,329	$4,557,675	$(45)	$28	213,717	$213,696	$104
State Street Navigator Securities Lending Portfolio II	472,848	472,848	23,898,385	20,444,102	—	—	3,927,131	3,927,131	9,575
Total		$563,907	$28,578,714	$25,001,777	$(45)	$28		$4,140,827	$9,679
See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	15,400	$3,714,280
Lockheed Martin Corp.	8,823	3,894,472
Northrop Grumman Corp.	8,522	3,811,209
		11,419,961
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	37,464	4,035,248
Expeditors International of Washington, Inc.	36,051	3,719,021
		7,754,269
AUTO COMPONENTS — 0.3%
Gentex Corp.	69,334	2,022,473
BANKS — 0.4%
Commerce Bancshares, Inc.	34,400	2,462,937
BEVERAGES — 1.3%
PepsiCo, Inc.	50,576	8,465,411
BUILDING PRODUCTS — 0.4%
Lennox International, Inc.	9,641	2,486,028
CAPITAL MARKETS — 4.0%
CME Group, Inc.	22,124	5,262,415
FactSet Research Systems, Inc.	9,590	4,163,498
Intercontinental Exchange, Inc.	42,180	5,572,821
Nasdaq, Inc.	32,254	5,747,663
S&P Global, Inc.	11,800	4,840,207
		25,586,604
CHEMICALS — 3.2%
Air Products & Chemicals, Inc.	21,584	5,394,057
Corteva, Inc.	77,100	4,432,248
Ecolab, Inc.	25,366	4,478,621
Linde PLC (a)	19,749	6,308,423
		20,613,349
COMMERCIAL SERVICES & SUPPLIES — 2.3%
MSA Safety, Inc.	10,717	1,422,146
Republic Services, Inc.	54,273	7,191,172
Waste Management, Inc.	40,922	6,486,137
		15,099,455
COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	55,900	3,117,376
Juniper Networks, Inc.	93,600	3,478,831
Motorola Solutions, Inc.	15,955	3,864,301
		10,460,508
CONSTRUCTION MATERIALS — 0.8%
Vulcan Materials Co.	26,752	4,914,342
CONTAINERS & PACKAGING — 2.7%
Amcor PLC	380,200	4,310,327
AptarGroup, Inc.	19,166	2,252,005
Ball Corp.	52,486	4,723,740
Packaging Corp. of America	27,000	4,215,159
Security Description	Shares	Value
Sonoco Products Co.	28,414	$1,777,580
		17,278,811
DIVERSIFIED CONSUMER SERVICES — 0.5%
Service Corp. International	46,057	3,031,472
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Berkshire Hathaway, Inc. Class B (a)	21,688	7,653,912
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	218,920	5,173,079
Verizon Communications, Inc.	149,972	7,639,574
		12,812,653
ELECTRIC UTILITIES — 3.5%
Duke Energy Corp.	68,774	7,679,305
Eversource Energy	83,588	7,371,626
Xcel Energy, Inc.	100,231	7,233,671
		22,284,602
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	27,628	3,679,497
Eaton Corp. PLC	26,157	3,969,586
		7,649,083
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	47,548	3,582,742
CDW Corp.	19,100	3,416,933
		6,999,675
ENTERTAINMENT — 0.4%
Electronic Arts, Inc.	22,000	2,783,374
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.4%
Alexandria Real Estate Equities, Inc. REIT	30,999	6,238,549
American Homes 4 Rent Class A REIT	89,167	3,569,355
American Tower Corp. REIT	25,387	6,377,722
Crown Castle International Corp. REIT	34,513	6,371,100
Duke Realty Corp. REIT	108,848	6,319,715
Equity LifeStyle Properties, Inc. REIT	54,578	4,174,125
Prologis, Inc. REIT	38,755	6,258,157
PS Business Parks, Inc. REIT	7,800	1,311,079
Public Storage REIT	17,778	6,938,398
		47,558,200
FOOD & STAPLES RETAILING — 1.3%
Casey's General Stores, Inc.	10,823	2,144,794
Costco Wholesale Corp.	10,828	6,235,304
		8,380,098
FOOD PRODUCTS — 1.5%
Flowers Foods, Inc.	57,500	1,478,728
Hershey Co.	36,500	7,907,250
		9,385,978

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 1.0%
Atmos Energy Corp. (b)	39,406	$4,708,623
National Fuel Gas Co.	25,600	1,758,899
		6,467,522
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abbott Laboratories	42,053	4,977,393
Baxter International, Inc.	51,604	4,001,374
Becton Dickinson & Co.	15,200	4,043,306
Medtronic PLC	47,949	5,319,942
STERIS PLC	17,347	4,193,984
		22,535,999
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp.	35,161	3,289,663
HOTELS, RESTAURANTS & LEISURE — 3.2%
Choice Hotels International, Inc.	10,400	1,474,377
McDonald's Corp.	31,464	7,780,418
Starbucks Corp.	40,651	3,698,022
Texas Roadhouse, Inc.	19,300	1,616,124
Yum China Holdings, Inc.	64,900	2,696,400
Yum! Brands, Inc.	28,297	3,354,043
		20,619,384
HOUSEHOLD DURABLES — 1.0%
Garmin, Ltd.	30,400	3,605,957
NVR, Inc. (a)	571	2,550,811
		6,156,768
HOUSEHOLD PRODUCTS — 3.8%
Colgate-Palmolive Co.	102,100	7,742,958
Kimberly-Clark Corp.	65,100	8,018,172
Procter & Gamble Co.	57,354	8,763,691
		24,524,821
INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	31,135	4,635,379
Honeywell International, Inc.	22,790	4,434,478
Roper Technologies, Inc.	8,512	4,019,622
		13,089,479
INSURANCE — 9.9%
Alleghany Corp. (a)	3,857	3,266,879
Allstate Corp.	42,705	5,915,069
Arthur J Gallagher & Co.	35,072	6,123,571
Assurant, Inc.	16,025	2,913,826
Brown & Brown, Inc.	68,249	4,932,355
Loews Corp.	60,808	3,941,574
Markel Corp. (a)	3,907	5,763,763
Marsh & McLennan Cos., Inc.	38,052	6,484,822
Old Republic International Corp.	83,486	2,159,783
Progressive Corp.	45,716	5,211,167
RenaissanceRe Holdings, Ltd.	12,774	2,024,807
Travelers Cos., Inc.	33,155	6,058,413
Willis Towers Watson PLC	20,409	4,821,014
WR Berkley Corp.	61,453	4,092,189
		63,709,232
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A (a)	1,332	$3,704,758
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Amazon.com, Inc. (a)	902	2,940,475
IT SERVICES — 6.4%
Accenture PLC Class A	11,433	3,855,551
Amdocs, Ltd.	36,615	3,010,119
Automatic Data Processing, Inc.	18,931	4,307,560
Broadridge Financial Solutions, Inc.	23,682	3,687,524
Fidelity National Information Services, Inc.	36,399	3,655,188
Fiserv, Inc. (a)	41,792	4,237,709
Jack Henry & Associates, Inc.	21,187	4,174,898
Paychex, Inc.	33,798	4,612,413
VeriSign, Inc. (a)	18,940	4,213,392
Visa, Inc. Class A	23,940	5,309,174
		41,063,528
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Hasbro, Inc.	33,437	2,739,159
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Danaher Corp.	15,447	4,531,069
MACHINERY — 3.9%
Fortive Corp.	62,900	3,832,937
Graco, Inc.	49,505	3,451,489
IDEX Corp.	21,640	4,149,037
Illinois Tool Works, Inc.	21,796	4,564,082
Lincoln Electric Holdings, Inc.	16,400	2,260,199
PACCAR, Inc.	49,452	4,355,238
Toro Co.	30,668	2,621,807
		25,234,789
MEDIA — 0.6%
Comcast Corp. Class A	80,200	3,755,525
MULTI-UTILITIES — 6.0%
Ameren Corp.	75,185	7,049,346
CMS Energy Corp.	84,679	5,922,449
Consolidated Edison, Inc.	76,500	7,243,555
Dominion Energy, Inc.	92,546	7,863,634
NiSource, Inc.	118,200	3,759,587
WEC Energy Group, Inc.	70,279	7,014,547
		38,853,118
MULTILINE RETAIL — 0.8%
Dollar General Corp.	24,537	5,462,672
OIL, GAS & CONSUMABLE FUELS — 1.7%
Chevron Corp.	16,510	2,688,323
Exxon Mobil Corp.	28,161	2,325,817
Kinder Morgan, Inc.	194,125	3,670,904
Williams Cos., Inc.	74,400	2,486,225
		11,171,269
PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb Co.	55,500	4,053,554
Johnson & Johnson	36,774	6,517,456
Merck & Co., Inc.	57,510	4,718,695

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Zoetis, Inc.	22,477	$4,238,937
		19,528,642
PROFESSIONAL SERVICES — 1.9%
Booz Allen Hamilton Holding Corp.	38,400	3,373,325
Jacobs Engineering Group, Inc.	31,500	4,341,236
Verisk Analytics, Inc.	21,094	4,527,405
		12,241,966
ROAD & RAIL — 0.8%
Landstar System, Inc.	10,821	1,632,131
Union Pacific Corp.	13,533	3,697,351
		5,329,482
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Texas Instruments, Inc.	23,916	4,388,108
SOFTWARE — 2.9%
Black Knight, Inc. (a)	44,118	2,558,403
Dolby Laboratories, Inc. Class A	29,600	2,315,519
Microsoft Corp.	18,577	5,727,475
Oracle Corp.	58,692	4,855,589
Tyler Technologies, Inc. (a)	7,919	3,523,084
		18,980,070
SPECIALTY RETAIL — 3.1%
AutoZone, Inc. (a)	1,545	3,158,876
Home Depot, Inc.	12,077	3,615,008
O'Reilly Automotive, Inc. (a)	4,805	3,291,233
Ross Stores, Inc.	32,541	2,943,659
TJX Cos., Inc.	63,278	3,833,381
Tractor Supply Co.	13,800	3,220,603
		20,062,760
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Columbia Sportswear Co.	10,300	932,531
Security Description	Shares	Value
NIKE, Inc. Class B	27,250	$3,666,760
		4,599,291
TOTAL COMMON STOCKS (Cost $581,469,812)		642,082,744
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (c) (d)	1,229,605	1,229,482
State Street Navigator Securities Lending Portfolio II (e) (f)	3,738,708	3,738,708
TOTAL SHORT-TERM INVESTMENTS (Cost $4,968,063)		4,968,190
TOTAL INVESTMENTS — 100.5% (Cost $586,437,875)		647,050,934
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(3,013,202)
NET ASSETS — 100.0%		$644,037,732
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$636,013,019	$6,069,725	$—	$642,082,744
Short-Term Investments	4,968,190	—	—	4,968,190
TOTAL INVESTMENTS	$640,981,209	$6,069,725	$—	$647,050,934
See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,290,489	$1,290,876	$13,450,341	$13,511,534	$(316)	$115	1,229,605	$1,229,482	$361
State Street Navigator Securities Lending Portfolio II	—	—	4,191,850	453,142	—	—	3,738,708	3,738,708	737
Total		$1,290,876	$17,642,191	$13,964,676	$(316)	$115		$4,968,190	$1,098
See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.8%
Kaman Corp.	8,462	$367,928
Moog, Inc. Class A	4,105	360,419
National Presto Industries, Inc.	7,221	555,656
Parsons Corp. (a)	11,200	433,518
		1,717,521
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	4,231	413,707
Hub Group, Inc. Class A (a)	5,253	405,584
		819,291
AUTO COMPONENTS — 0.9%
Dorman Products, Inc. (a)	4,594	436,568
Gentherm, Inc. (a)	4,335	316,628
Standard Motor Products, Inc.	19,134	825,441
Stoneridge, Inc. (a)	12,189	253,044
		1,831,681
BANKS — 20.8%
1st Source Corp.	13,476	623,265
Allegiance Bancshares, Inc.	13,687	611,535
Arrow Financial Corp.	21,382	693,204
Associated Banc-Corp.	24,175	550,223
Bank of Hawaii Corp.	5,766	483,883
Bank of Marin Bancorp	21,132	741,099
Banner Corp.	8,394	491,301
Brookline Bancorp, Inc.	38,726	612,645
Cambridge Bancorp	9,294	789,990
Camden National Corp.	13,436	632,029
Capital City Bank Group, Inc.	17,816	469,630
Cathay General Bancorp	10,100	452,046
Central Pacific Financial Corp.	16,764	467,716
City Holding Co.	12,544	987,213
Columbia Banking System, Inc.	13,000	419,601
Community Bank System, Inc.	12,968	909,705
Community Trust Bancorp, Inc.	18,549	764,219
CVB Financial Corp.	36,825	854,708
Enterprise Bancorp, Inc.	12,600	505,600
Enterprise Financial Services Corp.	9,571	452,804
Farmers National Banc Corp.	34,746	592,767
First Bancshares, Inc.	14,919	502,174
First Busey Corp.	23,904	605,727
First Commonwealth Financial Corp.	33,149	502,539
First Community Bankshares, Inc.	20,439	576,584
First Financial Corp.	15,687	678,933
First Interstate BancSystem, Inc. Class A	14,448	531,253
First Merchants Corp.	11,292	469,747
First Mid-Illinois Bancshares, Inc.	17,683	680,619
First of Long Island Corp.	31,092	605,050
Flushing Financial Corp.	23,448	524,063
Fulton Financial Corp.	36,021	598,669
German American Bancorp, Inc.	17,711	672,841
Great Southern Bancorp, Inc.	11,173	659,319
Security Description	Shares	Value
HarborOne Bancorp, Inc.	46,007	$645,018
Heartland Financial USA, Inc.	10,190	487,388
Heritage Financial Corp.	26,658	668,049
Hilltop Holdings, Inc.	16,240	477,456
HomeTrust Bancshares, Inc.	20,424	603,121
Independent Bank Corp. (b)	6,397	522,571
Independent Bank Corp. (b)	20,221	444,862
International Bancshares Corp.	11,900	502,382
Investors Bancorp, Inc.	35,543	530,657
Lakeland Bancorp, Inc.	35,199	587,823
Lakeland Financial Corp.	7,006	511,438
Mercantile Bank Corp.	13,500	478,265
MidWestOne Financial Group, Inc.	16,917	559,953
National Bank Holdings Corp. Class A	13,553	545,915
NBT Bancorp, Inc.	23,934	864,735
Nicolet Bankshares, Inc. (a)	8,899	832,679
OceanFirst Financial Corp.	24,679	496,048
Park National Corp.	5,303	696,708
Peoples Bancorp, Inc.	20,854	652,939
QCR Holdings, Inc.	10,360	586,272
S&T Bancorp, Inc.	19,525	577,550
Sandy Spring Bancorp, Inc.	12,063	541,870
ServisFirst Bancshares, Inc.	5,800	552,723
Simmons First National Corp. Class A	21,238	556,860
Southside Bancshares, Inc.	23,411	955,871
Stock Yards Bancorp, Inc.	10,110	534,819
Tompkins Financial Corp.	9,153	716,405
Towne Bank	18,049	540,387
TriCo Bancshares	16,136	645,924
Trustmark Corp.	19,974	607,010
UMB Financial Corp.	5,756	559,253
Umpqua Holdings Corp.	23,430	441,890
Univest Financial Corp.	16,479	440,978
Washington Trust Bancorp, Inc.	12,303	645,908
WesBanco, Inc.	14,687	504,645
West Bancorporation, Inc.	20,304	552,472
Westamerica BanCorp	17,005	1,028,803
		42,810,348
BIOTECHNOLOGY — 1.5%
Agios Pharmaceuticals, Inc. (a)	5,000	145,585
Akero Therapeutics, Inc. (a)	11,200	159,006
Albireo Pharma, Inc. (a)	5,000	149,185
Alkermes PLC (a)	9,459	248,866
Amicus Therapeutics, Inc. (a)	15,261	144,522
Eagle Pharmaceuticals, Inc. (a)	4,661	230,673
Emergent BioSolutions, Inc. (a)	5,202	213,594
Enanta Pharmaceuticals, Inc. (a)	2,362	168,127
Halozyme Therapeutics, Inc. (a)	6,200	247,299
Heron Therapeutics, Inc. (a)	28,716	164,256
Ionis Pharmaceuticals, Inc. (a)	8,900	329,718
Ironwood Pharmaceuticals, Inc. (a) (c)	22,384	281,591
Sinovac Biotech, Ltd. (a)	30,008	194,152
Vanda Pharmaceuticals, Inc. (a)	14,459	163,531

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a)	6,638	$177,102
		3,017,207
BUILDING PRODUCTS — 0.9%
AAON, Inc.	9,779	544,983
Armstrong World Industries, Inc.	4,616	415,486
CSW Industrials, Inc.	4,632	544,677
Zurn water solutions Corp.	12,100	428,425
		1,933,571
CAPITAL MARKETS — 0.3%
PJT Partners, Inc. Class A	10,075	635,934
CHEMICALS — 3.1%
American Vanguard Corp.	20,000	406,540
Ashland Global Holdings, Inc.	5,521	543,322
Balchem Corp.	4,562	623,625
Chase Corp.	6,225	541,015
Hawkins, Inc.	7,153	328,323
HB Fuller Co.	4,800	317,170
Innospec, Inc.	4,141	383,250
Minerals Technologies, Inc.	6,270	414,760
NewMarket Corp.	3,424	1,110,677
Quaker Chemical Corp.	1,973	340,954
Sensient Technologies Corp.	8,769	736,157
Stepan Co.	6,982	689,891
		6,435,684
COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc.	7,315	336,783
Brady Corp. Class A	13,229	612,106
Casella Waste Systems, Inc. Class A (a)	5,516	483,477
Ennis, Inc.	34,171	631,138
Healthcare Services Group, Inc. (c)	19,855	368,707
HNI Corp.	11,700	433,567
Matthews International Corp. Class A	11,316	366,186
UniFirst Corp.	3,604	664,145
		3,896,109
COMMUNICATIONS EQUIPMENT — 1.0%
Ituran Location & Control, Ltd.	14,500	333,790
NetScout Systems, Inc. (a)	18,968	608,493
Radware, Ltd. (a)	11,718	374,625
Viasat, Inc. (a)	5,347	260,934
Viavi Solutions, Inc. (a)	32,353	520,236
		2,098,078
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	8,800	503,862
Argan, Inc.	11,021	447,342
Great Lakes Dredge & Dock Corp. (a)	26,600	373,384
Primoris Services Corp.	13,006	309,803
Valmont Industries, Inc.	2,235	533,271
		2,167,662
Security Description	Shares	Value
CONSUMER FINANCE — 0.3%
Nelnet, Inc. Class A	7,000	$594,979
CONTAINERS & PACKAGING — 1.1%
Greif, Inc. Class A	8,579	558,150
Silgan Holdings, Inc.	20,594	952,060
TriMas Corp.	22,231	713,393
		2,223,603
DIVERSIFIED CONSUMER SERVICES — 1.3%
Adtalem Global Education, Inc. (a)	11,305	335,871
Carriage Services, Inc.	5,184	276,463
Frontdoor, Inc. (a)	9,600	286,627
Graham Holdings Co. Class B	771	471,443
H&R Block, Inc.	14,892	387,788
Perdoceo Education Corp. (a)	20,700	237,781
Strategic Education, Inc.	5,042	334,688
Terminix Global Holdings, Inc. (a)	8,400	383,351
		2,714,012
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Alerus Financial Corp.	20,542	567,781
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Anterix, Inc. (a)	4,600	266,372
ATN International, Inc.	12,033	479,876
Cogent Communications Holdings, Inc.	7,865	521,843
EchoStar Corp. Class A (a)	20,648	502,573
Liberty Latin America, Ltd. Class C (a)	27,670	265,355
		2,036,019
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	14,700	984,709
Hawaiian Electric Industries, Inc.	23,013	973,680
MGE Energy, Inc.	14,335	1,143,790
		3,102,179
ELECTRICAL EQUIPMENT — 0.5%
Encore Wire Corp.	2,824	322,134
EnerSys	4,753	354,431
Vertiv Holdings Co.	24,800	347,373
		1,023,938
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Avnet, Inc.	9,072	368,232
Badger Meter, Inc.	5,897	587,990
Benchmark Electronics, Inc.	13,947	349,233
CTS Corp.	9,897	349,760
ePlus, Inc. (a)	7,074	396,568
Hollysys Automation Technologies, Ltd.	24,176	386,091
Knowles Corp. (a)	20,129	433,377
Methode Electronics, Inc.	10,082	436,046
Novanta, Inc. (a)	2,954	420,325
OSI Systems, Inc. (a)	6,743	573,964
Plexus Corp. (a)	5,734	469,099
Sanmina Corp. (a)	7,109	287,346

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ScanSource, Inc. (a)	8,245	$286,844
TTM Technologies, Inc. (a)	20,300	300,988
Vishay Intertechnology, Inc.	17,860	350,056
		5,995,919
ENERGY EQUIPMENT & SERVICES — 0.6%
Archrock, Inc.	15,300	141,326
Cactus, Inc. Class A	1,942	110,189
Dril-Quip, Inc. (a)	5,366	200,420
Expro Group Holdings NV (a)	6,605	117,437
Helmerich & Payne, Inc.	2,995	128,126
National Energy Services Reunited Corp. (a) (c)	17,773	149,293
Solaris Oilfield Infrastructure, Inc. Class A	10,485	118,376
TechnipFMC PLC (a)	17,985	139,384
Tidewater, Inc. (a)	5,200	113,084
		1,217,635
ENTERTAINMENT — 0.4%
Madison Square Garden Sports Corp. (a)	2,684	481,402
Manchester United PLC Class A (c)	26,318	380,822
		862,224
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 10.2%
Agree Realty Corp. REIT (c)	16,553	1,098,457
Apple Hospitality REIT, Inc.	26,400	474,593
Armada Hoffler Properties, Inc. REIT	35,500	518,549
Brandywine Realty Trust REIT	39,800	563,051
Centerspace REIT	5,400	529,886
Community Healthcare Trust, Inc. REIT	18,020	760,624
Corporate Office Properties Trust REIT	23,393	667,636
Easterly Government Properties, Inc. REIT	53,008	1,120,589
Equity Commonwealth REIT (a)	136,114	3,839,776
Four Corners Property Trust, Inc. REIT	21,027	568,570
Getty Realty Corp. REIT	30,411	870,363
Gladstone Commercial Corp. REIT	28,494	627,438
Gladstone Land Corp. REIT (c)	15,308	557,517
Global Medical REIT, Inc.	31,900	520,831
Global Net Lease, Inc. REIT	33,500	527,190
Healthcare Realty Trust, Inc. REIT	34,162	938,772
Hudson Pacific Properties, Inc. REIT	21,403	593,933
Industrial Logistics Properties Trust REIT	26,097	591,619
JBG SMITH Properties REIT	21,200	619,612
LTC Properties, Inc. REIT (c)	16,805	646,488
LXP Industrial Trust REIT	54,092	849,244
National Health Investors, Inc. REIT (c)	9,372	553,042
Physicians Realty Trust REIT	43,917	770,304
Security Description	Shares	Value
Piedmont Office Realty Trust, Inc. Class A REIT	32,200	$554,709
PotlatchDeltic Corp. REIT	9,315	491,180
Universal Health Realty Income Trust REIT	8,200	478,691
Washington Real Estate Investment Trust	25,319	645,635
		20,978,299
FOOD & STAPLES RETAILING — 0.5%
PriceSmart, Inc.	5,763	454,528
Weis Markets, Inc.	7,157	511,153
		965,681
FOOD PRODUCTS — 2.4%
Calavo Growers, Inc.	10,005	364,682
Cal-Maine Foods, Inc.	14,037	775,123
Fresh Del Monte Produce, Inc.	12,256	317,553
Hostess Brands, Inc. (a)	21,368	468,814
J & J Snack Foods Corp.	5,034	780,774
John B Sanfilippo & Son, Inc.	5,200	433,924
Lancaster Colony Corp.	5,174	771,702
Nomad Foods, Ltd. (a)	32,636	736,921
Sanderson Farms, Inc.	2,051	384,542
		5,034,035
GAS UTILITIES — 1.5%
Chesapeake Utilities Corp.	6,900	950,592
Southwest Gas Holdings, Inc.	14,600	1,143,136
Spire, Inc.	14,500	1,040,622
		3,134,350
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
AngioDynamics, Inc. (a)	10,988	236,681
Artivion, Inc. (a)	10,512	224,747
AtriCure, Inc. (a)	3,853	253,026
Avanos Medical, Inc. (a)	7,690	257,615
Cardiovascular Systems, Inc. (a)	10,376	234,498
CONMED Corp.	2,289	340,031
Haemonetics Corp. (a)	4,400	278,199
Heska Corp. (a)	1,069	147,821
iRadimed Corp.	3,500	156,964
LeMaitre Vascular, Inc.	5,870	272,779
LivaNova PLC (a)	3,645	298,270
Merit Medical Systems, Inc. (a)	3,396	225,902
Mesa Laboratories, Inc. (c)	1,394	355,303
Natus Medical, Inc. (a)	12,585	330,734
Neogen Corp. (a)	13,153	405,638
Nevro Corp. (a)	2,327	168,312
NuVasive, Inc. (a)	5,898	334,417
Orthofix Medical, Inc. (a)	10,147	331,807
OrthoPediatrics Corp. (a)	3,840	207,322
SeaSpine Holdings Corp. (a)	14,341	174,387
Surmodics, Inc. (a)	4,752	215,408
UFP Technologies, Inc. (a)	7,900	522,798
Varex Imaging Corp. (a)	9,120	194,165
		6,166,824

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Addus HomeCare Corp. (a)	3,607	$336,497
Amedisys, Inc. (a)	1,400	241,216
Brookdale Senior Living, Inc. (a)	20,787	146,548
Ensign Group, Inc.	3,684	331,597
Hanger, Inc. (a)	15,300	280,556
LHC Group, Inc. (a)	2,200	370,936
National HealthCare Corp.	15,075	1,058,717
National Research Corp.	7,189	285,044
Patterson Cos., Inc.	8,543	276,537
Premier, Inc. Class A	16,801	597,948
Select Medical Holdings Corp.	9,898	237,453
US Physical Therapy, Inc.	3,232	321,422
		4,484,471
HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs & Systems, Inc. (a)	12,127	417,775
HealthStream, Inc. (a)	26,242	522,741
		940,516
HOTELS, RESTAURANTS & LEISURE — 1.2%
Accel Entertainment, Inc. (a)	18,600	226,678
Cheesecake Factory, Inc. (a)	6,024	239,695
Cracker Barrel Old Country Store, Inc.	2,893	343,486
MakeMyTrip, Ltd. (a)	8,900	238,849
Monarch Casino & Resort, Inc. (a)	2,539	221,477
Papa John's International, Inc.	2,812	296,047
Travel + Leisure Co.	4,171	241,668
Wendy's Co.	21,521	472,816
Wingstop, Inc.	1,867	219,093
		2,499,809
HOUSEHOLD DURABLES — 1.2%
Cavco Industries, Inc. (a)	949	228,567
Ethan Allen Interiors, Inc.	11,568	301,578
Green Brick Partners, Inc. (a)	10,220	201,947
Helen of Troy, Ltd. (a)	2,300	450,448
La-Z-Boy, Inc.	11,083	292,259
Leggett & Platt, Inc.	8,400	292,379
MDC Holdings, Inc.	6,291	238,051
Taylor Morrison Home Corp. (a)	6,655	181,149
Tri Pointe Homes, Inc. (a)	10,182	204,454
		2,390,832
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	7,390	324,864
Energizer Holdings, Inc.	10,700	329,207
WD-40 Co. (c)	3,014	552,255
		1,206,326
INSURANCE — 5.2%
AMERISAFE, Inc.	20,176	1,002,142
Axis Capital Holdings, Ltd.	9,729	588,313
CNO Financial Group, Inc.	20,600	516,998
Employers Holdings, Inc.	15,830	649,347
Enstar Group, Ltd. (a)	3,100	809,587
Security Description	Shares	Value
Hanover Insurance Group, Inc.	5,882	$879,477
Horace Mann Educators Corp.	18,403	769,797
James River Group Holdings, Ltd.	20,831	515,359
RLI Corp.	7,220	798,749
Safety Insurance Group, Inc.	12,251	1,113,003
Selective Insurance Group, Inc.	8,840	789,942
SiriusPoint, Ltd. (a)	65,305	488,481
United Fire Group, Inc.	17,584	546,335
White Mountains Insurance Group, Ltd.	1,115	1,266,907
		10,734,437
INTERACTIVE MEDIA & SERVICES — 0.2%
Ziff Davis, Inc. (a)	4,597	444,898
IT SERVICES — 2.3%
Cass Information Systems, Inc.	16,990	627,101
CSG Systems International, Inc.	10,167	646,316
EVERTEC, Inc.	10,657	436,191
ExlService Holdings, Inc. (a)	4,340	621,792
Hackett Group, Inc.	20,332	468,856
MAXIMUS, Inc.	14,454	1,083,327
Paya Holdings, Inc. (a)	77,200	452,932
Tucows, Inc. Class A (a) (c)	5,236	357,619
		4,694,134
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Clarus Corp.	16,015	364,822
Johnson Outdoors, Inc. Class A	2,944	228,837
Sturm Ruger & Co., Inc.	3,866	269,151
		862,810
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	10,051	122,120
MACHINERY — 4.8%
Alamo Group, Inc.	3,981	572,428
Albany International Corp. Class A	4,105	346,134
Allison Transmission Holdings, Inc.	14,714	577,672
Barnes Group, Inc.	9,203	369,869
Columbus McKinnon Corp.	7,800	330,775
Douglas Dynamics, Inc.	13,445	465,062
Enerpac Tool Group Corp.	18,617	407,526
ESCO Technologies, Inc.	6,780	474,058
Federal Signal Corp.	15,196	512,865
Franklin Electric Co., Inc.	8,451	701,771
Gorman-Rupp Co.	16,094	577,453
Hillenbrand, Inc.	7,641	337,503
Kadant, Inc.	1,906	370,126
Lindsay Corp.	5,613	881,297
Mueller Industries, Inc.	6,049	327,674
Mueller Water Products, Inc. Class A	36,452	470,960
SPX Corp. (a)	7,500	370,627
Standex International Corp.	3,996	399,280
Tennant Co.	5,864	462,083
Trinity Industries, Inc.	11,500	395,220

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	4,261	$594,793
		9,945,176
MARINE — 0.2%
Matson, Inc.	3,100	373,944
MEDIA — 0.9%
John Wiley & Sons, Inc. Class A	8,970	475,679
Scholastic Corp.	11,380	458,387
Sinclair Broadcast Group, Inc. Class A	7,200	201,794
TechTarget, Inc. (a)	2,984	242,540
TEGNA, Inc.	17,933	401,699
Thryv Holdings, Inc. (a)	6,300	177,200
		1,957,299
METALS & MINING — 0.3%
SunCoke Energy, Inc.	18,974	169,058
Warrior Met Coal, Inc.	4,200	155,862
Worthington Industries, Inc.	5,500	282,794
		607,714
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.0%
Broadmark Realty Capital, Inc. REIT (c)	80,368	695,183
KKR Real Estate Finance Trust, Inc. REIT	62,712	1,292,494
		1,987,677
MULTI-UTILITIES — 0.5%
Black Hills Corp.	14,033	1,080,822
OIL, GAS & CONSUMABLE FUELS — 1.0%
Arch Resources, Inc. (c)	1,131	155,377
Brigham Minerals, Inc. Class A	4,500	115,007
CNX Resources Corp. (a)	5,600	116,071
CVR Energy, Inc.	6,010	153,495
Delek US Holdings, Inc. (a)	5,578	118,365
Falcon Minerals Corp.	21,800	147,085
Geopark, Ltd.	7,069	105,611
Par Pacific Holdings, Inc. (a)	7,416	96,556
Permian Basin Royalty Trust	15,200	190,258
Sabine Royalty Trust (c)	9,377	541,522
SFL Corp., Ltd.	40,377	411,038
		2,150,385
PAPER & FOREST PRODUCTS — 0.3%
Neenah, Inc.	9,500	376,836
Schweitzer-Mauduit International, Inc.	11,100	305,328
		682,164
PERSONAL PRODUCTS — 0.3%
Herbalife Nutrition, Ltd. (a)	8,500	258,120
Inter Parfums, Inc.	3,900	343,422
		601,542
Security Description	Shares	Value
PHARMACEUTICALS — 1.3%
Amphastar Pharmaceuticals, Inc. (a)	10,992	$394,613
ANI Pharmaceuticals, Inc. (a)	5,700	160,267
Innoviva, Inc. (a)	17,124	331,349
Pacira BioSciences, Inc. (a)	3,264	249,108
Perrigo Co. PLC	8,300	319,027
Phibro Animal Health Corp. Class A	16,190	322,991
Prestige Consumer Healthcare, Inc. (a)	8,588	454,649
SIGA Technologies, Inc. (a)	24,100	171,038
Supernus Pharmaceuticals, Inc. (a)	6,804	219,905
		2,622,947
PROFESSIONAL SERVICES — 2.3%
CBIZ, Inc. (a)	14,740	618,638
Exponent, Inc.	6,149	664,399
Forrester Research, Inc. (a)	9,369	528,599
FTI Consulting, Inc. (a)	3,108	488,640
ICF International, Inc.	8,069	759,616
ManTech International Corp. Class A	5,687	490,162
Resources Connection, Inc.	31,608	541,761
Science Applications International Corp.	6,980	643,347
		4,735,162
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Kennedy-Wilson Holdings, Inc.	23,700	578,209
Tejon Ranch Co. (a)	34,016	621,132
		1,199,341
ROAD & RAIL — 1.2%
Heartland Express, Inc.	57,880	814,371
Marten Transport, Ltd.	27,110	481,474
Schneider National, Inc. Class B	18,600	474,430
Werner Enterprises, Inc.	16,547	678,427
		2,448,702
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
CEVA, Inc. (a)	7,120	289,428
Cirrus Logic, Inc. (a)	3,852	326,611
Diodes, Inc. (a)	3,294	286,545
Nova Measuring Instruments, Ltd. (a)	3,140	341,883
Rambus, Inc. (a)	12,325	393,045
		1,637,512
SOFTWARE — 2.8%
ACI Worldwide, Inc. (a)	15,004	472,476
Altair Engineering, Inc. Class A (a)	4,200	270,509
American Software, Inc. Class A	13,608	283,591
Blackbaud, Inc. (a)	7,413	443,816
Bottomline Technologies DE, Inc. (a)	5,026	284,874
Box, Inc. Class A (a)	10,500	305,204
CommVault Systems, Inc. (a)	6,587	437,047

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Envestnet, Inc. (a)	4,875	$362,895
InterDigital, Inc.	7,834	499,809
Model N, Inc. (a) (c)	10,716	288,260
Progress Software Corp.	9,295	437,702
Q2 Holdings, Inc. (a)	4,800	295,954
Qualys, Inc. (a)	2,263	322,274
Sapiens International Corp. NV	10,200	259,049
SPS Commerce, Inc. (a)	2,704	354,765
Verint Systems, Inc. (a)	8,137	420,683
		5,738,908
SPECIALTY RETAIL — 0.9%
America's Car-Mart, Inc. (a)	2,482	199,950
Arko Corp.	89,300	813,255
Asbury Automotive Group, Inc. (a)	1,337	214,187
Monro, Inc.	6,993	310,070
Murphy USA, Inc.	2,021	404,119
		1,941,581
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter's, Inc.	4,064	373,847
Oxford Industries, Inc.	3,150	285,075
Steven Madden, Ltd.	8,393	324,306
Wolverine World Wide, Inc.	11,166	251,905
		1,235,133
THRIFTS & MORTGAGE FINANCE — 3.1%
Bridgewater Bancshares, Inc. (a)	29,684	495,129
Capitol Federal Financial, Inc.	87,071	947,333
Kearny Financial Corp.	54,125	697,130
Northfield Bancorp, Inc.	45,849	658,392
Northwest Bancshares, Inc.	62,561	845,199
Provident Financial Services, Inc.	20,793	486,556
Southern Missouri Bancorp, Inc.	9,700	484,583
TrustCo Bank Corp.	17,310	552,708
Washington Federal, Inc.	22,614	742,191
Waterstone Financial, Inc.	28,591	552,950
		6,462,171
TOBACCO — 0.4%
Universal Corp.	6,827	396,444
Vector Group, Ltd.	35,205	423,868
		820,312
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Applied Industrial Technologies, Inc.	3,725	382,408
GATX Corp.	5,696	702,488
McGrath RentCorp	6,521	554,155
Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	6,211	$529,239
Rush Enterprises, Inc. Class A	7,585	386,152
Transcat, Inc. (a)	6,100	494,997
		3,049,439
WATER UTILITIES — 0.5%
American States Water Co.	11,800	1,050,519
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	16,845	397,205
Telephone & Data Systems, Inc.	17,409	328,682
		725,887
TOTAL COMMON STOCKS (Cost $197,369,937)		205,415,254
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	425,685	425,642
State Street Navigator Securities Lending Portfolio II (f) (g)	1,632,036	1,632,036
TOTAL SHORT-TERM INVESTMENTS (Cost $2,057,645)		2,057,678
TOTAL INVESTMENTS — 100.8% (Cost $199,427,582)		207,472,932
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(1,708,717)
NET ASSETS — 100.0%		$205,764,215
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$197,981,721	$7,433,533	$—	$205,415,254
Short-Term Investments	2,057,678	—	—	2,057,678
TOTAL INVESTMENTS	$200,039,399	$7,433,533	$—	$207,472,932

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	283,689	$283,774	$8,639,228	$8,497,249	$(144)	$33	425,685	$425,642	$118
State Street Navigator Securities Lending Portfolio II	836,615	836,615	10,693,812	9,898,391	—	—	1,632,036	1,632,036	2,649
Total		$1,120,389	$19,333,040	$18,395,640	$(144)	$33		$2,057,678	$2,767
See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.3%
BANKS — 41.7%
Bank of America Corp.:
Series 5, 3 Month USD LIBOR + 0.50%, 4.00%, 2/21/2166 (a) (b)	$92,735	$2,016,986
Series 02, 3 Month USD LIBOR + 0.65%, 3.00%, 2/28/2166 (a) (b)	65,762	1,274,468
Series E, 3 Month USD LIBOR + 0.35%, 4.00%, 2/15/2166 (a) (b)	69,780	1,563,072
Series GG, 6.00%, 5/16/2023 (a)	299,073	7,787,861
Series HH, 5.88%, 7/24/2023	189,192	4,830,072
Series K*, 3 Month USD LIBOR + 1.33%, 6.45%, 12/15/2066 (a) (b)	232,612	6,124,674
Series KK, 5.38%, 12/26/2167	309,596	7,826,587
Series LL, 5.00%, 12/17/2167 (a)	290,212	7,017,326
Series NN, 4.38%, 11/3/2025 (a)	243,689	5,275,867
Series PP, 4.13%, 2/2/2026 (a)	203,658	4,339,952
Series QQ, 4.25%, 12/31/2049	287,997	6,217,855
4.75%, 2/17/2027 (a)	155,347	3,599,390
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 6.67%, 10/30/2040 (b)	1,335,590	36,595,166
Fifth Third Bancorp:
Series I, 3 Month USD LIBOR + 3.71%, 6.63%, 12/31/2023 (a) (b)	267,594	6,986,879
Series K, 4.95%, 12/31/2168	147,742	3,502,963
First Republic Bank:
Series I, 5.50%, 6/30/2023 (a)	179,375	4,561,506
Series J, 4.70%, 1/30/2168 (a)	234,888	5,256,793
Series K, 4.13%, 10/30/2025 (a)	297,326	6,130,862
Series L, 4.25%, 3/30/2026	444,736	9,232,719
Series M, 4.00%, 12/31/2049	446,269	8,929,843
Series N, 4.50%, 12/31/2049 (a)	440,261	9,720,963
Huntington Bancshares, Inc. Series H, 4.50%, 4/26/2026	297,326	6,220,060
Security Description	Shares	Value
JPMorgan Chase & Co.:
Series DD, 5.75%, 12/1/2023 (a)	$430,155	$11,050,682
Series EE, 6.00%, 3/1/2024	469,145	12,347,896
Series GG, 4.75%, 3/2/2168 (a)	228,233	5,237,947
Series JJ, 4.55%, 6/1/2026	380,388	8,315,282
Series LL, 4.63%, 6/1/2026	469,145	10,325,881
Series MM, 4.20%, 12/31/2049	507,184	10,691,439
KeyCorp:
Series E, 3 Month USD LIBOR + 3.89%, 6.13%, 12/15/2026 (a) (b)	297,591	8,246,247
Series F, 5.65%, 12/15/2023	252,727	6,416,739
Series G, 5.63%, 9/15/2167 (a)	267,594	6,729,989
Morgan Stanley:
Series A, 3 Month USD LIBOR + 0.70%, 4.00%, 12/31/2049 (a) (b)	384,837	8,524,140
Series F, 3 Month USD LIBOR + 3.94%, 6.88%, 1/15/2024 (b)	297,374	7,942,860
Series I, 3 Month USD LIBOR + 3.71%, 6.38%, 10/15/2024 (a) (b)	349,852	9,299,066
Series E, 3 Month USD LIBOR + 4.32%, 7.13%, 10/15/2023 (a) (b)	301,747	8,047,592
Series K, 3 Month USD LIBOR + 3.49%, 5.85%, 4/15/2027 (a) (b)	349,852	9,148,630
Series L, 4.88%, 1/15/2025 (a)	174,926	4,138,749
Series DMT1, 4.25%, 12/31/2049 (a)	454,808	9,782,920
Northern Trust Corp. Series E, 4.70%, 4/1/2168 (a)	237,861	5,884,681
PNC Financial Services Group, Inc. Series P, 3 Month USD LIBOR + 4.07% 6.13%, 5/1/2022 (b)	891,461	22,571,793
Regions Financial Corp.:
Series B, 3 Month USD LIBOR + 3.54%, 6.38%, 9/15/2024 (b)	297,326	7,804,807
Series C, 3 Month USD LIBOR + 3.15%, 5.70%, 5/15/2029 (a) (b)	297,326	7,751,289
Series E, 4.45%, 6/15/2026	238,455	5,105,322

See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Corp.:
Series D, 3 Month USD LIBOR + 3.11%, 5.90%, 3/15/2024 (a) (b) (c)	$446,075	$11,464,128
Series G, 3 Month USD LIBOR + 3.71%, 5.35%, 3/15/2026 (b) (c)	297,607	7,877,657
SVB Financial Group Series A, 5.25%, 2/15/2168	209,183	5,014,117
Truist Financial Corp.:
Series O, 5.25%, 6/1/2025 (a)	342,164	8,625,954
Series R, 4.75%, 9/1/2025	550,058	12,590,828
US Bancorp:
Series B*, 3 Month USD LIBOR + 0.60%, 3.50%, 12/31/2049 (a) (b)	594,674	11,976,734
Series K, 5.50%, 10/15/2023 (a)	342,142	8,888,849
Series L, 3.75%, 1/15/2026 (a)	297,326	5,860,295
Series M, 4.00%, 4/15/2026 (a)	446,232	9,228,078
4.50%, 4/15/2027 (a)	267,594	6,036,921
Wells Fargo & Co.:
Series R, 3 Month USD LIBOR + 3.69%, 6.63%, 3/15/2024 (b)	242,075	6,494,872
Series Q, 3 Month USD LIBOR + 3.09%, 5.85%, 9/15/2023 (b)	497,119	12,577,111
Series Y, 5.63%, 6/15/2022 (a)	198,847	5,044,748
Series Z, 4.75%, 3/15/2025 (a)	579,972	12,857,979
Series AA, 4.70%, 12/15/2025	337,176	7,434,731
Series CC, 4.38%, 3/15/2026 (a)	302,594	6,339,344
Series DD, 4.25%, 12/31/2049	360,231	7,453,179
		486,141,340
DIVERSIFIED FINANCIAL SERVICES — 9.0%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059 (a)	179,379	4,480,888
4.75%, 9/30/2060	162,516	3,568,851
Apollo Asset Management, Inc.:
Series A, 6.38%, 5/25/2022 (a)	164,503	4,138,896
Series B, 6.38%, 3/15/2023	179,359	4,589,797
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080	237,861	4,999,838
Security Description	Shares	Value
Capital One Financial Corp.:
Series I, 5.00%, 1/12/2167 (a)	$891,505	$20,567,020
Series J, 4.80%, 6/1/2025	743,071	16,392,146
Series L, 4.38%, 9/1/2026	401,690	8,146,273
Series N, 4.25%, 12/31/2049	253,980	5,132,936
Carlyle Finance LLC 4.63%, 5/15/2061	297,326	6,475,760
Charles Schwab Corp.:
Series D, 5.95%, 12/31/2049 (a)	446,088	11,290,487
Series J, 4.45%, 12/31/2049 (a)	357,084	8,170,082
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061	297,326	6,529,279
		104,482,253
ELECTRIC — 12.1%
Alabama Power Co. Series A, 5.00%, 10/1/2022 (a)	147,742	3,742,305
BIP Bermuda Holdings I, Ltd. 5.13%, 6/21/2027 (a)	178,835	4,045,248
Brookfield BRP Holdings Canada, Inc. 4.88%, 12/31/2049	153,670	3,408,401
Brookfield BRP Holdings, Inc. 4.63%, 4/30/2026	209,347	4,222,529
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	147,742	3,238,505
CMS Energy Corp.:
5.88%, 10/15/2078 (a)	167,452	4,321,936
5.88%, 3/1/2079	374,793	9,632,180
DTE Energy Co.:
Series E, 5.25%, 12/1/2077	237,861	5,884,681
4.38%, 12/1/2081	165,489	3,850,929
Duke Energy Corp.:
5.63%, 9/15/2078	297,624	7,651,913
Series A, 5.75%, 9/16/2167 (a)	594,509	15,409,673
Entergy Arkansas, Inc. 4.88%, 9/1/2066	243,807	6,095,175
Entergy Louisiana LLC 4.88%, 9/1/2066	161,534	4,083,579
Entergy Mississippi, Inc. 4.90%, 10/1/2066	153,670	3,781,819
Georgia Power Co. Series 2017, 5.00%, 10/1/2077	161,529	4,078,607
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064	149,611	3,871,933

See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
NextEra Energy Capital Holdings, Inc. Series N, 5.65%, 3/1/2079	$408,959	$10,583,859
Sempra Energy 5.75%, 7/1/2079 (a)	450,541	11,520,333
Southern Co.:
5.25%, 12/1/2077	267,594	6,772,804
Series 2020, 4.95%, 1/30/2080	594,561	14,346,757
Series C, 4.20%, 10/15/2060	446,184	9,954,365
		140,497,531
GAS — 1.0%
NiSource, Inc. Series B, 5 Year CMT + 3.63% 6.50%, 12/16/2167 (a) (b)	297,619	7,991,070
Spire, Inc. Series A, 5.90%, 8/15/2167 (a)	149,606	3,867,315
		11,858,385
INSURANCE — 22.0%
AEGON Funding Co. LLC 5.10%, 12/15/2049	550,026	13,360,132
Allstate Corp.:
3 Month USD LIBOR + 3.17%, 5.10%, 1/15/2053 (a) (b)	297,641	7,566,034
Series G, 5.63%, 4/15/2023 (a)	342,146	8,697,351
Series H, 5.10%, 10/15/2168 (a)	683,616	16,981,021
Series I, 4.75%, 1/15/2169 (a)	179,404	4,429,485
Arch Capital Group, Ltd.:
Series F, 5.45%, 8/17/2022 (a)	197,259	4,817,065
Series G, 4.55%, 8/15/2025	297,326	6,276,552
Athene Holding, Ltd.:
Series A, 3 month USD LIBOR + 4.25%, 6.35%, 9/30/2167 (b)	530,451	14,035,733
Series B, 5.63%, 12/30/2168	205,155	5,075,535
Series C, 5 year CMT + 5.97%, 6.38%, 6/30/2025 (b)	356,969	9,470,388
Series D, 4.88%, 12/30/2025 (a)	341,925	7,430,030
Axis Capital Holdings, Ltd. Series E, 5.50%, 12/31/2049 (a)	327,343	8,150,841
Brighthouse Financial, Inc.:
6.25%, 9/15/2058 (a)	222,995	5,759,961
Series A, 6.60%, 6/25/2168	252,727	6,479,920
Security Description	Shares	Value
Series B, 6.75%, 6/30/2025	$239,348	$6,194,326
Series C, 5.38%, 12/25/2025	342,215	7,799,080
Series D, 4.63%, 12/31/2049 (a)	209,355	4,360,865
Equitable Holdings, Inc.:
Series A, 5.25%, 12/15/2024	475,815	11,224,476
Series C, 4.30%, 3/15/2026	177,290	3,524,525
Globe Life, Inc. 4.25%, 6/15/2061	194,376	4,311,260
Hartford Financial Services Group, Inc.:
3 Month USD LIBOR + 5.60%, 7.88%, 4/15/2042 (a) (b)	357,014	8,914,640
Series G, 6.00%, 11/15/2023	205,155	5,504,309
MetLife, Inc.:
Series A, 3 Month USD LIBOR + 1.00%, 4.00%, 12/31/2049 (b)	357,073	8,355,508
Series E, 5.63%, 6/15/2023 (a)	478,736	12,317,877
Series F, 4.75%, 3/15/2025 (a)	594,576	14,174,692
Prudential Financial, Inc.:
5.63%, 8/15/2058	336,215	8,798,747
4.13%, 9/1/2060 (a)	297,326	6,832,551
Reinsurance Group of America, Inc.:
3 Month USD LIBOR + 4.37%, 6.20%, 9/15/2042 (a) (b)	237,861	6,041,669
3 Month USD LIBOR + 4.04%, 5.75%, 6/15/2056 (a) (b)	237,861	6,517,391
RenaissanceRe Holdings, Ltd.:
Series F, 5.75%, 6/30/2023 (a)	149,627	3,815,488
Series G, 4.20%, 12/31/2049	309,332	6,533,092
Voya Financial, Inc. Series B, 5 Year CMT + 3.21% 5.35%, 9/15/2167 (a) (b)	179,361	4,618,546
WR Berkley Corp.:
5.10%, 12/30/2059	179,414	4,374,113
4.13%, 3/30/2061 (a)	179,508	3,985,078
		256,728,281
PIPELINES — 0.8%
Enbridge, Inc. Series B, 3 Month USD LIBOR + 3.59% 6.38%, 4/15/2078 (b)	356,998	9,192,698

See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 7.2%
Digital Realty Trust, Inc. Series L, 5.20%, 12/31/2168 (a)	$205,155	$5,108,359
Hudson Pacific Properties, Inc. Series C, 4.75%, 12/31/2049	252,727	5,441,212
Kimco Realty Corp. Series M, 5.25%, 12/20/2022 (a)	158,261	3,945,447
PS Business Parks, Inc. Series Z, 4.88%, 12/30/2168	194,322	4,564,624
Public Storage:
Series F, 5.15%, 6/2/2022	167,485	4,228,996
Series G, 5.05%, 8/9/2022	179,393	4,497,382
Series H, 5.60%, 3/11/2024 (a)	170,426	4,456,640
Series I, 4.88%, 12/31/2167 (a)	189,078	4,607,831
Series J, 4.70%, 3/31/2168 (a)	152,904	3,564,192
Series L, 4.63%, 6/17/2025 (a)	336,292	7,828,878
Series N, 3.88%, 10/6/2025 (a)	166,966	3,419,464
Series P, 4.00%, 6/12/2026	359,406	7,364,229
Series R, 4.00%, 12/31/2049	258,674	5,336,445
Series S, 4.10%, 1/13/2027	149,833	3,112,031
Vornado Realty Trust:
Series L, 5.40%, 12/31/2049 (a)	179,440	4,220,429
Series M, 5.25%, 4/1/2166 (a)	191,062	4,421,175
Series N, 5.25%, 11/24/2025 (a)	179,457	4,168,786
Series O, 4.45%, 12/31/2049	177,290	3,551,119
		83,837,239
SAVINGS & LOANS — 0.3%
Washington Federal, Inc. Series A, 4.88%, 4/15/2026	179,525	3,895,693
SOVEREIGN — 0.3%
Tennessee Valley Authority Series D, 30 Year CMT + 0.94% 2.13%, 6/1/2028 (b)	151,306	3,585,952
TELECOMMUNICATIONS — 4.9%
AT&T, Inc.:
5.35%, 11/1/2066 (a)	786,050	19,855,623
Security Description	Shares	Value
5.63%, 8/1/2067	$490,627	$12,496,270
Qwest Corp.:
6.50%, 9/1/2056	581,211	14,315,227
6.75%, 6/15/2057	392,660	9,796,867
		56,463,987
TOTAL PREFERRED STOCKS (Cost $1,263,662,303)		1,156,683,359
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	6,092,876	6,092,267
State Street Navigator Securities Lending Portfolio II (f) (g)	72,667,155	72,667,155
TOTAL SHORT-TERM INVESTMENTS (Cost $78,758,674)		78,759,422
TOTAL INVESTMENTS — 106.0% (Cost $1,342,420,977)		1,235,442,781
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(70,164,266)
NET ASSETS — 100.0%		$1,165,278,515
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

See accompanying notes to schedule of investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$1,156,683,359	$—	$—	$1,156,683,359
Short-Term Investments	78,759,422	—	—	78,759,422
TOTAL INVESTMENTS	$1,235,442,781	$—	$—	$1,235,442,781

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
Apollo Asset Management, Inc.	—	$—	$18,481,413	$12,273,582	$145,564	$(2,375,298)	343,862	$8,728,693	$1,886,046
Bank of America Corp.	2,421,229	64,993,373	19,161,479	24,396,913	(795,188)	(5,428,593)	2,235,995	53,534,158	2,250,123
Brighthouse Financial, Inc.	913,957	25,589,590	11,902,894	8,424,124	(216,887)	1,742,679	1,266,640	30,594,152	1,146,067
Capital One Financial Corp.	2,821,409	74,345,998	25,185,983	38,123,394	(426,994)	(10,743,218)	2,290,246	50,238,375	2,117,597
First Republic Bank	1,265,854	33,863,354	33,714,492	12,889,528	(984,550)	(9,871,082)	2,042,855	43,832,686	1,439,654
Morgan Stanley	2,601,780	73,097,410	22,040,561	30,386,081	(857,964)	(7,009,969)	2,313,396	56,883,957	2,676,389
Public Storage	2,323,417	61,675,381	26,467,112	30,678,909	(768,754)	(8,278,741)	2,130,457	48,416,089	1,803,651
State Street Corp.	814,577	23,806,828	4,266,460	5,992,973	(36,798)	(2,701,732)	743,682	19,341,785	345,469
State Street Institutional Liquid Reserves Fund, Premier Class	65,923,522	65,943,299	231,384,755	291,228,815	(7,720)	748	6,092,876	6,092,267	—
State Street Navigator Securities Lending Portfolio II	128,329,545	128,329,545	337,170,741	392,833,131	—	—	72,667,155	72,667,155	757,923
US Bancorp	2,557,773	66,183,925	15,079,986	30,568,314	(284,021)	(8,420,699)	1,947,968	41,990,877	1,456,447
Vornado Realty Trust	794,703	21,018,858	8,543,164	10,184,769	(205,205)	(2,810,539)	727,249	16,361,509	713,614
Wells Fargo & Co.	2,793,213	73,951,809	28,561,134	35,325,328	(367,441)	(8,618,209)	2,518,014	58,201,964	2,474,880
Total		$712,799,370	$781,960,174	$923,305,861	$(4,805,958)	$(64,514,653)		$506,883,667	$19,067,860
See accompanying notes to schedule of investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$21,205,140	$24,197,949
2.00%, 1/15/2026	32,156,613	35,953,053
2.38%, 1/15/2025	44,785,199	49,640,278
2.38%, 1/15/2027	22,044,560	25,502,574
2.50%, 1/15/2029	23,107,952	28,072,264
3.63%, 4/15/2028	35,322,415	44,663,382
3.88%, 4/15/2029	40,215,998	53,118,357
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2023	950	983
0.13%, 7/15/2024	51,651,311	54,113,110
0.13%, 10/15/2024	41,007,711	42,831,226
0.13%, 4/15/2025	39,905,427	41,622,194
0.13%, 10/15/2025	34,434,564	36,038,383
0.13%, 4/15/2026	40,755,646	42,508,529
0.13%, 7/15/2026	46,271,317	48,509,523
0.13%, 10/15/2026	35,965,609	37,708,169
0.13%, 1/15/2030	49,419,571	52,037,628
0.13%, 7/15/2030	49,370,796	52,323,273
0.13%, 1/15/2031 (a)	47,284,475	50,054,403
0.13%, 7/15/2031	45,418,115	48,288,255
0.13%, 1/15/2032 (a)	36,743,959	39,081,656
0.25%, 1/15/2025	48,558,141	50,851,797
0.25%, 7/15/2029	47,754,352	50,853,509
0.38%, 7/15/2023	52,490,446	55,046,623
0.38%, 7/15/2025	47,797,030	50,486,521
0.38%, 1/15/2027	42,389,572	44,801,429
Security Description	Principal Amount	Value
0.38%, 7/15/2027	$41,387,690	$43,941,397
0.50%, 4/15/2024	42,073,437	44,145,486
0.50%, 1/15/2028	47,136,568	50,261,432
0.63%, 4/15/2023	50,296,953	52,391,921
0.63%, 1/15/2024	55,965,282	58,787,497
0.63%, 1/15/2026	54,637,620	58,131,094
0.75%, 7/15/2028	44,160,397	48,200,743
0.88%, 1/15/2029	44,666,902	49,177,819
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,482,318,679)		1,463,342,457
	Shares
SHORT-TERM INVESTMENT — 2.2%
State Street Navigator Securities Lending Portfolio II (b) (c) (Cost $32,192,901)	32,192,901	32,192,901
TOTAL INVESTMENTS — 101.3% (Cost $1,514,511,580)		1,495,535,358
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(19,364,853)
NET ASSETS — 100.0%		$1,476,170,505
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,463,342,457	$—	$1,463,342,457
Short-Term Investment	32,192,901	—	—	32,192,901
TOTAL INVESTMENTS	$32,192,901	$1,463,342,457	$—	$1,495,535,358

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	185,388	$185,388	$100,511,865	$100,697,253	$—	$—	—	$—	$225
State Street Navigator Securities Lending Portfolio II	36,242,881	36,242,881	338,744,859	342,794,839	—	—	32,192,901	32,192,901	29,360
Total		$36,428,269	$439,256,724	$443,492,092	$—	$—		$32,192,901	$29,585
See accompanying notes to schedule of investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 101.0% (a)
U.S. Treasury Bill:
0.06%, 4/5/2022	$907,289,000	$907,275,899
0.09%, 4/7/2022	1,156,799,000	1,156,771,040
0.09%, 4/12/2022	850,529,000	850,492,614
0.09%, 4/14/2022	1,156,841,000	1,156,781,990
0.14%, 4/21/2022	1,576,368,000	1,576,260,712
0.14%, 4/28/2022	1,224,741,000	1,224,643,400
0.16%, 4/19/2022	850,523,000	850,463,991
0.17%, 4/26/2022	850,523,000	850,445,475
0.18%, 5/5/2022	1,224,817,000	1,224,646,371
0.24%, 5/12/2022	1,224,798,000	1,224,530,872
0.26%, 5/19/2022	1,644,368,000	1,643,821,708
0.27%, 5/26/2022	1,258,826,000	1,258,273,073
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,924,262,850)		13,924,407,145

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (b) (c) (Cost $27,239,266)	27,239,266	$27,239,266
TOTAL INVESTMENTS — 101.2% (Cost $13,951,502,116)		13,951,646,411
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(161,610,753)
NET ASSETS — 100.0%		$13,790,035,658
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$13,924,407,145	$—	$13,924,407,145
Short-Term Investment	27,239,266	—	—	27,239,266
TOTAL INVESTMENTS	$27,239,266	$13,924,407,145	$—	$13,951,646,411

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,161,572	$29,161,572	$1,071,300,111	$1,073,222,417	$—	$—	27,239,266	$27,239,266	$8,574
See accompanying notes to schedule of investments.

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.9% (a)
U.S. Treasury Bill:
0.17%, 6/9/2022	$1,144,900	$1,144,077
0.18%, 6/16/2022	1,908,100	1,906,428
0.23%, 6/23/2022	1,144,900	1,143,669
0.24%, 6/2/2022	2,491,500	2,490,099
0.25%, 9/8/2022	763,200	760,091
0.26%, 8/11/2022	1,908,100	1,902,293
0.29%, 10/6/2022 (b)	763,200	759,058
0.32%, 7/14/2022	1,909,100	1,905,750
0.32%, 11/3/2022	763,200	758,536
0.33%, 12/1/2022	763,200	757,452
0.39%, 7/7/2022 (b)	1,144,900	1,143,126
0.42%, 7/21/2022	1,144,900	1,142,570
0.44%, 7/28/2022	1,144,900	1,142,067
0.46%, 12/29/2022	763,200	756,061
0.47%, 8/4/2022	1,144,900	1,141,729
0.50%, 6/30/2022	1,144,900	1,143,437
0.61%, 8/18/2022	1,144,900	1,141,172
0.61%, 8/25/2022	1,144,900	1,140,737
0.63%, 9/1/2022	1,144,900	1,140,465
0.75%, 1/26/2023	763,200	754,589
0.93%, 2/23/2023	763,200	753,395
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,966,667)		24,926,801
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c) (d) (Cost $34,920)	34,920	34,920
TOTAL INVESTMENTS — 100.0% (Cost $25,001,587)		24,961,721
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(2,833)
NET ASSETS — 100.0%		$24,958,888
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$24,926,801	$—	$24,926,801
Short-Term Investment	34,920	—	—	34,920
TOTAL INVESTMENTS	$34,920	$24,926,801	$—	$24,961,721
See accompanying notes to schedule of investments.

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,426	$3,426	$1,196,462	$1,164,968	$—	$—	34,920	$34,920	$7
See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 79.7%
AIRLINES — 2.3%
American Airlines Group, Inc. 6.50%, 7/1/2025 (a)	$17,040,000	$23,100,787
Copa Holdings SA 4.50%, 4/15/2025	6,700,000	11,857,124
GOL Equity Finance SA 3.75%, 7/15/2024 (b)	7,920,000	6,568,135
JetBlue Airways Corp. 0.50%, 4/1/2026 (a) (b)	13,965,000	13,100,986
Southwest Airlines Co. 1.25%, 5/1/2025	37,285,000	50,724,006
Spirit Airlines, Inc. 1.00%, 5/15/2026 (a)	8,780,000	7,885,142
		113,236,180
AUTO MANUFACTURERS — 2.9%
Fisker, Inc. 2.50%, 9/15/2026 (b)	12,000,000	10,248,120
Ford Motor Co. Zero Coupon, 3/15/2026	40,230,000	47,682,607
Li Auto, Inc.:
0.25%, 5/1/2028 (b)	15,218,000	17,672,968
0.25%, 5/1/2028	15,218,000	18,366,411
Lucid Group, Inc. 1.25%, 12/15/2026 (b)	35,200,000	26,743,904
NIO, Inc.:
Zero Coupon, 2/1/2026	13,405,000	11,339,289
0.50%, 2/1/2027	12,950,000	10,554,380
		142,607,679
AUTO PARTS & EQUIPMENT — 0.2%
Luminar Technologies, Inc. 1.25%, 12/15/2026 (b)	10,400,000	10,500,880
BANKS — 0.2%
JPMorgan Chase Bank NA 0.13%, 1/1/2023 (b)	10,228,000	10,104,753
BIOTECHNOLOGY — 2.6%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024	8,415,000	8,444,368
1.25%, 5/15/2027 (a)	10,886,000	10,960,352
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	13,550,000	6,524,325
2.50%, 3/15/2027	9,195,000	5,448,313
Guardant Health, Inc. Zero Coupon, 11/15/2027	20,815,000	16,797,913
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	14,505,000	12,756,422
Illumina, Inc. 0.01%, 8/15/2023 (a)	12,729,000	14,024,176
Insmed, Inc. 0.75%, 6/1/2028	9,920,000	9,527,267
Security Description	Principal Amount	Value
Intercept Pharmaceuticals, Inc.:
3.25%, 7/1/2023	$507,000	$464,899
3.50%, 2/15/2026 (b)	9,092,000	9,697,891
Ionis Pharmaceuticals, Inc.:
Zero Coupon,	5,925,000	5,772,239
0.01%, 4/1/2026 (b)	10,370,000	9,753,918
0.13%, 12/15/2024	10,055,000	9,021,949
Livongo Health, Inc. 0.88%, 6/1/2025	10,940,000	11,082,220
		130,276,252
CHEMICALS — 0.2%
Amyris, Inc. 1.50%, 11/15/2026 (b)	12,455,000	9,047,561
COMMERCIAL SERVICES — 3.5%
2U, Inc. 2.25%, 5/1/2025	6,906,000	5,829,354
Affirm Holdings, Inc. 0.01%, 11/15/2026 (b)	30,297,000	21,236,076
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	8,133,000	6,909,634
Block, Inc.:
0.13%, 3/1/2025	17,544,000	23,071,763
0.50%, 5/15/2023 (a)	7,736,000	14,014,383
Chegg, Inc.:
Zero Coupon, 9/1/2026	17,290,000	14,114,173
0.13%, 3/15/2025	11,718,000	11,785,496
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (a)	8,616,000	9,698,859
Marathon Digital Holdings, Inc. 1.00%, 12/1/2026 (b)	14,740,000	10,583,615
Repay Holdings Corp. 0.01%, 2/1/2026 (b)	7,830,000	6,574,068
Shift4 Payments, Inc.:
Zero Coupon, 12/15/2025	13,087,000	13,726,954
0.50%, 8/1/2027 (b)	9,571,000	8,443,632
Square, Inc.:
Zero Coupon, 5/1/2026	10,135,000	9,373,659
0.25%, 11/1/2027	10,510,000	9,597,732
Stride, Inc. 1.13%, 9/1/2027	7,790,000	7,774,498
		172,733,896
COMPUTERS — 3.6%
3D Systems Corp. 0.01%, 11/15/2026 (b)	7,967,000	6,727,733
CyberArk Software, Ltd. Zero Coupon, 11/15/2024	10,842,000	13,484,304
Insight Enterprises, Inc. 0.75%, 2/15/2025	6,110,000	9,770,501
KBR, Inc. 2.50%, 11/1/2023	5,693,000	12,389,391
Lumentum Holdings, Inc.:
0.25%, 3/15/2024 (a)	6,613,000	10,807,890
0.50%, 12/15/2026	19,781,000	23,032,601

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
0.50%, 6/15/2028	$16,875,000	$16,608,544
Parsons Corp. 0.25%, 8/15/2025 (a)	7,120,000	7,527,762
Pure Storage, Inc. 0.13%, 4/15/2023	9,958,000	13,992,683
Rapid7, Inc. 0.25%, 3/15/2027	10,570,000	13,165,992
Western Digital Corp. 1.50%, 2/1/2024 (a)	18,963,000	18,321,103
Zscaler, Inc. 0.13%, 7/1/2025	20,438,000	34,862,527
		180,691,031
COSMETICS/PERSONAL CARE — 0.2%
Beauty Health Co. 1.25%, 10/1/2026 (a) (b)	13,157,000	11,970,502
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Coinbase Global, Inc. 0.50%, 6/1/2026 (b)	24,705,000	23,002,825
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (b)	9,740,000	10,673,092
LendingTree, Inc. 0.50%, 7/15/2025	9,964,000	8,180,444
Sofi Technologies, Inc. 0.01%, 10/15/2026 (b)	21,252,000	17,214,333
Upstart Holdings, Inc. 0.25%, 8/15/2026 (b)	11,858,000	10,091,632
		69,162,326
ELECTRIC — 0.2%
NRG Energy, Inc. 2.75%, 6/1/2048	11,220,000	12,343,571
ELECTRONICS — 0.3%
Itron, Inc. Zero Coupon, 3/15/2026	7,285,000	6,210,244
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	8,706,000	8,765,549
		14,975,793
ENERGY-ALTERNATE SOURCES — 1.8%
Array Technologies, Inc. 1.00%, 12/1/2028 (b)	6,425,000	4,964,662
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	10,270,000	10,438,120
Zero Coupon, 3/1/2028 (a)	10,805,000	11,289,712
NextEra Energy Partners L.P.:
0.01%, 6/15/2024 (b)	9,005,000	9,201,759
0.01%, 11/15/2025 (b)	9,540,000	10,766,844
SolarEdge Technologies, Inc. 0.01%, 9/15/2025 (a)	11,255,000	15,346,868
Stem, Inc. 0.50%, 12/1/2028 (b)	8,462,000	6,255,111
Sunnova Energy International, Inc. 0.25%, 12/1/2026 (b)	9,920,000	8,954,288
Security Description	Principal Amount	Value
SunPower Corp. 4.00%, 1/15/2023	$7,470,000	$8,651,978
Sunrun, Inc. 0.01%, 2/1/2026 (a)	6,600,000	5,275,908
		91,145,250
ENTERTAINMENT — 1.5%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	8,255,000	12,140,876
DraftKings, Inc. Zero Coupon, 3/15/2028	21,575,000	15,461,077
Live Nation Entertainment, Inc.:
2.00%, 2/15/2025	7,219,000	9,338,354
2.50%, 3/15/2023	9,875,000	17,440,731
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026	10,000,000	10,897,000
Vail Resorts, Inc. Zero Coupon, 1/1/2026 (a)	9,770,000	9,473,774
		74,751,812
FOOD — 0.3%
Beyond Meat Inc Zero Coupon, 3/15/2027 (a)	21,345,000	12,893,874
HEALTH CARE PRODUCTS — 2.8%
Envista Holdings Corp. 2.38%, 6/1/2025 (a)	8,995,000	21,232,338
Exact Sciences Corp.:
0.38%, 3/15/2027	13,915,000	13,164,008
0.38%, 3/1/2028	24,258,000	21,479,731
1.00%, 1/15/2025 (a)	1,270,000	1,528,978
Haemonetics Corp. Zero Coupon, 3/1/2026	8,805,000	7,405,886
Insulet Corp. 0.38%, 9/1/2026	13,919,000	18,427,503
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	10,100,000	10,637,724
Novocure, Ltd. Zero Coupon, 11/1/2025	10,480,000	9,561,009
NuVasive, Inc.:
0.38%, 3/15/2025	7,754,000	7,379,249
1.00%, 6/1/2023	8,773,000	8,724,836
Omnicell, Inc. 0.25%, 9/15/2025	10,795,000	15,334,406
SmileDirectClub, Inc. 0.01%, 2/1/2026 (b)	14,795,000	5,121,141
		139,996,809
HEALTH CARE SERVICES — 0.7%
Invitae Corp. 2.00%, 9/1/2024 (a)	5,771,000	4,735,913
Oak Street Health, Inc. Zero Coupon, 3/15/2026	15,980,000	12,709,533

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Teladoc Health, Inc. 1.25%, 6/1/2027	$18,606,000	$15,745,514
		33,190,960
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026	8,250,000	7,574,820
INTERNET — 19.5%
Airbnb, Inc. Zero Coupon, 3/15/2026	34,685,000	33,638,554
Booking Holdings, Inc. 0.75%, 5/1/2025 (a)	14,962,000	21,854,245
Etsy, Inc.:
0.13%, 10/1/2026 (a)	11,845,000	19,113,566
0.13%, 9/1/2027	11,265,000	11,269,393
0.25%, 6/15/2028 (b)	17,675,000	15,777,412
Expedia Group, Inc. Zero Coupon, 2/15/2026 (a)	18,225,000	21,958,391
Farfetch, Ltd. 3.75%, 5/1/2027	7,445,000	9,729,498
Fiverr International, Ltd. Zero Coupon, 11/1/2025 (a)	8,095,000	6,899,369
fuboTV, Inc. 3.25%, 2/15/2026 (b)	8,805,000	6,315,210
Hello Group, Inc. 1.25%, 7/1/2025	12,397,000	11,239,616
iQIYI, Inc.:
2.00%, 4/1/2025 (a)	21,004,000	16,455,164
4.00%, 12/15/2026	16,305,000	11,363,607
JOYY, Inc.:
0.75%, 6/15/2025	8,120,000	7,371,986
1.38%, 6/15/2026	9,270,000	7,907,588
Lyft, Inc. 1.50%, 5/15/2025	12,375,000	15,367,770
Magnite, Inc. 0.25%, 3/15/2026	5,810,000	4,623,133
Mandiant, Inc.:
0.88%, 6/1/2024	10,256,000	11,297,599
Series B, 1.63%, 6/1/2035	7,630,000	7,608,255
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (b)	10,505,000	14,697,546
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (b)	10,070,000	15,220,100
MercadoLibre, Inc. 2.00%, 8/15/2028	7,846,000	21,759,076
NortonLifeLock, Inc. 2.00%, 8/15/2022	10,677,000	14,116,702
Okta, Inc.:
0.13%, 9/1/2025	19,105,000	20,522,018
0.38%, 6/15/2026	20,213,000	19,811,368
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (a) (b)	17,200,000	13,499,248
Security Description	Principal Amount	Value
Palo Alto Networks, Inc.:
0.38%, 6/1/2025	$35,640,000	$74,907,083
0.75%, 7/1/2023	29,600,000	69,290,640
Perficient, Inc. 0.13%, 11/15/2026 (b)	7,481,000	6,815,565
Pinduoduo, Inc. 0.01%, 12/1/2025	35,106,000	30,965,598
Q2 Holdings, Inc. 0.13%, 11/15/2025	6,425,000	5,578,314
Sea, Ltd.:
0.25%, 9/15/2026	50,450,000	40,478,557
2.38%, 12/1/2025	20,576,000	32,994,439
Shopify, Inc. 0.13%, 11/1/2025 (a)	15,660,000	14,914,741
Snap, Inc.:
Zero Coupon, 5/1/2027 (b)	19,968,000	17,048,279
0.13%, 3/1/2028 (b)	27,775,000	27,615,849
0.25%, 5/1/2025	4,760,000	8,482,986
0.75%, 8/1/2026 (a)	14,225,000	25,051,932
Spotify USA, Inc. Zero Coupon, 3/15/2026	27,540,000	23,572,037
TechTarget, Inc. Zero Coupon, 12/15/2026 (b)	7,128,000	6,493,038
Twitter, Inc.:
Zero Coupon, 3/15/2026	25,125,000	21,243,690
0.25%, 6/15/2024	20,789,000	21,227,024
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (a)	20,575,000	18,442,813
Upwork, Inc. 0.25%, 8/15/2026 (b)	10,364,000	8,449,562
Vnet Group, Inc. Zero Coupon, 2/1/2026 (a)	9,815,000	7,861,226
Wayfair, Inc.:
0.63%, 10/1/2025	27,033,000	22,250,862
1.00%, 8/15/2026 (a)	16,820,000	18,074,099
Wayfair, Inc. 1.13%, 11/1/2024	10,484,000	12,858,731
Weibo Corp. 1.25%, 11/15/2022	16,674,000	16,172,279
Wix.com, Ltd.:
Zero Coupon, 7/1/2023	6,188,000	6,420,236
Zero Coupon, 8/15/2025	9,822,000	8,510,665
Zendesk, Inc. 0.63%, 6/15/2025	20,590,000	25,967,078
Zillow Group, Inc.:
0.75%, 9/1/2024	10,535,000	13,464,362
1.38%, 9/1/2026	10,170,000	13,444,943
2.75%, 5/15/2025 (a)	10,277,000	11,731,196
		969,744,238
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 4.63%, 3/1/2024	6,253,000	7,037,251

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.3%
United States Steel Corp. 5.00%, 11/1/2026	$5,866,000	$17,125,611
LEISURE TIME — 2.4%
Carnival Corp. 5.75%, 4/1/2023	9,130,000	19,159,944
NCL Corp., Ltd.:
1.13%, 2/15/2027 (b)	20,468,000	18,747,255
2.50%, 2/15/2027 (b)	7,429,000	6,997,598
5.38%, 8/1/2025	8,425,000	12,230,235
Peloton Interactive, Inc. Zero Coupon, 2/15/2026	17,425,000	14,558,239
Royal Caribbean Cruises, Ltd.:
2.88%, 11/15/2023	11,345,000	13,765,910
4.25%, 6/15/2023	20,058,000	26,211,995
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (b)	7,697,000	7,378,652
		119,049,828
LODGING — 0.4%
Huazhu Group, Ltd.:
0.38%, 11/1/2022	8,235,000	8,261,928
3.00%, 5/1/2026 (a)	8,746,000	9,367,141
		17,629,069
MACHINERY-DIVERSIFIED — 0.4%
Middleby Corp. 1.00%, 9/1/2025	13,529,000	18,617,392
MEDIA — 4.8%
Cable One, Inc. Zero Coupon, 3/15/2026	11,030,000	9,723,055
DISH Network Corp.:
Zero Coupon, 12/15/2025	36,320,000	35,236,575
2.38%, 3/15/2024	16,917,000	15,822,132
3.38%, 8/15/2026	52,077,000	46,987,515
Liberty Broadband Corp.:
1.25%, 9/30/2050 (b)	14,700,000	14,069,517
2.75%, 9/30/2050 (b)	11,126,000	10,988,371
Liberty Interactive LLC:
1.75%, 9/30/2046 (b)	5,422,000	8,865,024
3.75%, 2/15/2030	7,990,000	5,353,060
4.00%, 11/15/2029	7,657,000	5,169,011
Liberty Latin America, Ltd. 2.00%, 7/15/2024	7,189,000	6,588,647
Liberty Media Corp.:
0.50%, 12/1/2050 (b)	16,120,000	22,861,545
1.38%, 10/15/2023	17,202,000	24,412,906
2.13%, 3/31/2048 (b)	6,743,000	6,768,691
2.75%, 12/1/2049 (b)	10,420,000	10,323,719
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	6,917,000	13,129,573
		236,299,341
Security Description	Principal Amount	Value
MINING — 0.4%
MP Materials Corp. 0.25%, 4/1/2026 (b)	$12,405,000	$17,992,832
MISCELLANEOUS MANUFACTURER — 0.1%
John Bean Technologies Corp. 0.25%, 5/15/2026 (b)	6,150,000	5,900,372
OIL & GAS — 1.6%
EQT Corp. 1.75%, 5/1/2026	9,685,000	23,083,229
Pioneer Natural Resources Co. 0.25%, 5/15/2025	23,098,000	54,952,221
		78,035,450
PHARMACEUTICALS — 3.3%
Aphria, Inc. 5.25%, 6/1/2024 (b)	4,035,000	4,519,442
Ascendis Pharma A/S 2.25%, 4/1/2028	6,445,000	6,625,589
Dexcom, Inc. 0.25%, 11/15/2025 (a)	21,985,000	25,159,194
DexCom, Inc. 0.75%, 12/1/2023	13,155,000	41,014,133
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	8,955,000	8,397,641
Jazz Investments I, Ltd.:
1.50%, 8/15/2024	9,863,000	10,113,126
2.00%, 6/15/2026	18,340,000	22,339,954
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	6,192,000	8,035,916
Pacira BioSciences, Inc. 0.75%, 8/1/2025	6,955,000	8,600,692
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	11,575,000	15,161,051
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023	7,500,000	7,322,025
Tilray, Inc. 5.00%, 10/1/2023	5,287,000	5,067,113
		162,355,876
REAL ESTATE — 0.5%
Realogy Group LLC 0.25%, 6/15/2026 (b)	7,465,000	6,861,305
Redfin Corp.:
Zero Coupon, 10/15/2025	12,995,000	9,695,700
0.50%,	2,000,000	2,010,900
0.50%, 4/1/2027 (a) (b)	9,495,000	6,399,820
		24,967,725
REAL ESTATE INVESTMENT TRUSTS — 0.5%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	7,770,000	7,770,000

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pebblebrook Hotel Trust 1.75%, 12/15/2026	$13,115,000	$15,074,512
		22,844,512
RETAIL — 1.4%
American Eagle Outfitters, Inc. 3.75%, 4/15/2025	7,050,000	15,085,379
Burlington Stores, Inc. 2.25%, 4/15/2025 (a)	8,580,000	9,844,606
Dick's Sporting Goods, Inc. 3.25%, 4/15/2025	9,830,000	30,511,828
National Vision Holdings, Inc. 2.50%, 5/15/2025	7,065,000	10,881,089
Vroom, Inc. 0.75%, 7/1/2026 (b)	11,470,000	5,346,626
		71,669,528
SEMICONDUCTORS — 2.1%
M/A Com Tech Solutions Holdings, Inc. 0.25%, 3/15/2026	8,320,000	8,595,148
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026 (b)	8,320,000	8,451,955
Microchip Technology, Inc. 0.13%, 11/15/2024 (a)	10,907,000	12,457,975
ON Semiconductor Corp. 0.01%, 5/1/2027 (b)	14,910,000	20,241,518
Silicon Laboratories, Inc. 0.63%, 6/15/2025	10,734,000	14,778,142
Wolfspeed, Inc.:
0.25%, 2/15/2028 (b)	13,220,000	15,031,537
1.75%, 5/1/2026	9,685,000	24,152,647
		103,708,922
SOFTWARE — 16.2%
8x8, Inc. 0.50%, 2/1/2024	8,320,000	7,802,080
Akamai Technologies, Inc.:
0.13%, 5/1/2025	20,176,000	26,650,882
0.38%, 9/1/2027	20,297,000	23,379,911
Alteryx, Inc.:
0.50%, 8/1/2024	6,670,000	6,180,822
1.00%, 8/1/2026	7,196,000	6,305,279
Avalara, Inc. 0.25%, 8/1/2026 (b)	17,975,000	15,453,287
Avaya Holdings Corp. 2.25%, 6/15/2023	5,883,000	5,762,869
Bandwidth, Inc. 0.25%, 3/1/2026	7,034,000	5,433,343
Bentley Systems, Inc.:
0.13%, 1/15/2026	12,770,000	12,578,450
0.38%, 7/1/2027 (a) (b)	10,000,000	8,713,000
Bilibili, Inc.:
0.50%, 12/1/2026 (b)	27,867,000	20,499,523
1.25%, 6/15/2027 (a)	14,862,000	15,141,108
1.38%, 4/1/2026	8,115,000	10,386,145
Security Description	Principal Amount	Value
Bill.com Holdings, Inc.:
Zero Coupon, 12/1/2025	$20,735,000	$33,050,968
0.01%, 4/1/2027 (a) (b)	9,699,000	9,279,712
Blackline, Inc.:
Zero Coupon, 3/15/2026	20,506,000	17,366,531
0.13%, 8/1/2024	4,783,000	5,685,361
Ceridian HCM Holding, Inc. 0.25%, 3/15/2026	11,230,000	9,811,090
Cloudflare, Inc. 0.01%, 8/15/2026 (b)	23,000,000	22,995,630
Confluent, Inc. 0.01%, 1/15/2027 (b)	21,340,000	17,726,071
Coupa Software, Inc.:
0.13%, 6/15/2025	16,093,000	15,707,251
0.38%, 6/15/2026 (a)	22,479,000	18,872,020
Datadog, Inc. 0.13%, 6/15/2025	13,378,000	23,669,428
DigitalOcean Holdings, Inc. 0.01%, 12/1/2026 (b)	26,431,000	21,079,515
DocuSign, Inc. Zero Coupon, 1/15/2024 (a)	13,247,000	12,431,515
Dropbox, Inc.:
Zero Coupon, 3/1/2026	12,065,000	11,328,914
Zero Coupon, 3/1/2028	12,380,000	11,609,964
Envestnet, Inc. 0.75%, 8/15/2025 (b)	9,465,000	9,186,066
Everbridge, Inc.:
Zero Coupon, 3/15/2026 (a)	6,786,000	5,845,053
0.13%, 12/15/2024	7,097,000	6,419,449
Fastly Inc Zero Coupon, 3/15/2026	17,245,000	12,989,624
Five9, Inc. 0.50%, 6/1/2025	13,738,000	14,921,529
Guidewire Software, Inc. 1.25%, 3/15/2025	7,175,000	7,505,337
HubSpot, Inc. 0.38%, 6/1/2025	8,871,000	15,848,485
Jamf Holding Corp. 0.13%, 9/1/2026 (b)	6,884,000	6,834,160
LivePerson, Inc. 0.01%, 12/15/2026	8,935,000	7,128,700
MicroStrategy, Inc.:
Zero Coupon, 2/15/2027	19,060,000	13,800,393
0.75%, 12/15/2025 (a)	11,110,000	15,437,123
MongoDB, Inc. 0.25%, 1/15/2026	20,271,000	43,979,962
New Relic, Inc. 0.50%, 5/1/2023 (a)	8,710,000	8,765,483
Nutanix, Inc. 0.25%, 10/1/2027 (b)	10,215,000	8,544,643
Pegasystems, Inc. 0.75%, 3/1/2025	10,700,000	10,064,420
Porch Group, Inc. 0.75%, 9/15/2026 (b)	7,879,000	5,137,975

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Progress Software Corp. 1.00%, 4/15/2026 (b)	$8,485,000	$8,500,273
RingCentral, Inc.:
Zero Coupon, 3/1/2025	18,079,000	15,794,357
Zero Coupon, 3/15/2026	11,655,000	9,617,240
Sailpoint Technologies Holdings, Inc. 0.13%, 9/15/2024	7,001,000	12,995,956
Splunk, Inc.:
0.50%, 9/15/2023	12,843,000	14,709,345
1.13%, 9/15/2025 (a)	16,796,000	20,168,301
1.13%, 6/15/2027	21,555,000	20,618,651
Tyler Technologies, Inc. 0.25%, 3/15/2026	11,022,000	12,160,022
Unity Software, Inc. 0.01%, 11/15/2026 (b)	30,471,000	25,103,838
Workday, Inc. 0.25%, 10/1/2022	20,606,000	33,794,458
Ziff Davis, Inc. 1.75%, 11/1/2026 (b)	9,679,000	10,976,857
Zynga, Inc.:
Zero Coupon, 12/15/2026	16,009,000	16,306,927
0.25%, 6/1/2024	11,073,000	13,492,340
		801,547,636
TELECOMMUNICATIONS — 0.6%
Infinera Corp. 2.13%, 9/1/2024	7,655,000	8,567,016
InterDigital, Inc. 2.00%, 6/1/2024	7,703,000	7,907,669
Nice, Ltd. Zero Coupon, 9/15/2025 (a)	7,236,000	7,583,473
Viavi Solutions, Inc. 1.00%, 3/1/2024 (a)	3,581,000	4,635,819
		28,693,977
TRANSPORTATION — 0.1%
CryoPort, Inc. 0.75%, 12/1/2026 (b)	6,978,000	5,525,739
TRUCKING & LEASING — 0.1%
Greenbrier Cos., Inc. 2.88%, 4/15/2028 (b)	6,460,000	7,428,160
TOTAL CORPORATE BONDS & NOTES (Cost $4,261,261,364)		3,953,377,408
	Shares
COMMON STOCKS — 0.1%
MEDIA — 0.1%
Gannett Co., Inc. (c) (cost $5,726,950)	1,000,000	4,510,000
TOTAL COMMON STOCKS (Cost $5,726,950)		4,510,000
Security Description	Shares	Value
PREFERRED STOCKS — 9.2%
BANKS — 3.3%
Bank of America Corp. 7.25% 12/31/2049	54,928	$72,093,000
Wells Fargo & Co. 7.50% 12/31/2049	69,849	92,549,925
		164,642,925
BUILDING PRODUCTS — 0.6%
ArcelorMittal SA 5.50% 5/18/2023 (Cost $23,545,241)(a)	416,962	31,201,267
CAPITAL MARKETS — 0.6%
KKR & Co., Inc. 6.00% 9/15/2023 (Cost $29,466,706)(a)	394,944	29,348,289
DIVERSIFIED FINANCIAL SERVICES — 0.2%
AMG Capital Trust II 5.15% 10/15/2037 (Cost $8,740,695)	143,648	7,972,550
ELECTRIC UTILITIES — 0.3%
American Electric Power Co., Inc. 6.13% 8/15/2023 (Cost $16,314,019)(a)	311,820	17,421,383
GAS UTILITIES — 0.4%
NiSource, Inc. 7.75% 3/1/2024 (Cost $16,096,174)	148,825	17,707,199
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Danaher Corp. 5.00% 4/15/2023 (Cost $43,410,307)(a)	31,010	48,972,232
PHARMACEUTICALS — 0.2%
Elanco Animal Health, Inc. 5.00% 2/1/2023 (Cost $10,855,307)(a)	214,060	8,720,804
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Broadcom, Inc. 8.00% 9/30/2022 (Cost $79,830,819)	66,020	129,607,163
TOTAL PREFERRED STOCKS (Cost $396,821,961)		455,593,812

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 11.2%
AUTO PARTS & EQUIPMENT — 0.6%
Aptiv PLC Series A, 5.50%, 6/15/2023	209,610	$28,605,477
DIVERSIFIED FINANCIAL SERVICES — 0.2%
2020 Mandatory Exchangeable Trust 6.50%, 5/16/2023 (a) (b)	12,515	12,264,700
ELECTRIC — 5.8%
AES Corp. 6.88%, 2/15/2024	195,575	19,348,235
Algonquin Power & Utilities Corp. 7.75%, 6/15/2024	432,055	21,412,646
CenterPoint Energy, Inc. 4.57%, 9/15/2029 (d) (e)	270,171	13,794,391
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022	277,615	28,191,803
DTE Energy Co. 6.25%, 11/1/2022 (a)	479,105	25,531,505
NextEra Energy, Inc.:
4.87%, 9/1/2022	537,755	33,227,882
5.28%, 3/1/2023	906,135	47,254,940
6.22%, 9/1/2023	687,335	36,112,581
PG&E Corp. 5.50%, 8/16/2023	279,175	31,390,437
Southern Co. Series 2019, 6.75%, 8/1/2022	616,305	33,656,416
		289,920,836
ELECTRONICS — 0.2%
II-VI, Inc. Series A, 6.00%, 7/1/2023	38,705	11,423,007
ENGINEERING & CONSTRUCTION — 0.3%
Fluor Corp. 6.50%, 8/15/2051 (b)	10,725	15,415,471
ENVIRONMENTAL CONTROL — 0.4%
GFL Environmental, Inc. 6.00%, 3/15/2023	243,690	18,042,808
HAND & MACHINE TOOLS — 0.3%
Stanley Black & Decker, Inc. 5.25%, 11/15/2022 (a)	144,100	12,667,831
HEALTH CARE PRODUCTS — 1.2%
Avantor, Inc. Series A, 6.25%, 5/15/2022	374,270	38,748,173
Security Description	Shares	Value
Boston Scientific Corp. Series A, 5.50%, 6/1/2023	172,725	$20,112,099
		58,860,272
MEDIA — 0.2%
Paramount Global Series A, 5.75%, 4/1/2024 (a)	174,705	9,704,863
METAL FABRICATE & HARDWARE — 0.1%
RBC Bearings, Inc. Series A, 5.00%, 10/15/2024	71,850	7,164,882
PHARMACEUTICALS — 0.6%
Becton Dickinson and Co. Series B, 6.00%, 6/1/2023 (a)	537,500	28,390,750
SOFTWARE — 0.3%
Clarivate PLC Series A, 5.25%, 6/1/2024	248,300	16,852,121
TELECOMMUNICATIONS — 0.8%
2020 Cash Mandatory Exchangeable Trust 5.25%, 6/1/2023 (b)	35,130	39,455,205
WATER — 0.2%
Essential Utilities, Inc. 6.00%, 4/30/2022	134,345	8,220,570
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $575,016,214)		556,988,793
SHORT-TERM INVESTMENTS — 7.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f) (g)	31,929,256	31,926,063
State Street Navigator Securities Lending Portfolio II (h) (i)	360,895,772	360,895,772
TOTAL SHORT-TERM INVESTMENTS (Cost $392,819,151)		392,821,835
TOTAL INVESTMENTS — 108.1% (Cost $5,631,645,640)		5,363,291,848
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(403,276,306)
NET ASSETS — 100.0%		$4,960,015,542
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 18.0% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2022. Maturity date shown is the final maturity.
(e)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$3,953,377,408	$—	$3,953,377,408
Common Stocks	4,510,000	—	—	4,510,000
Convertible Preferred Stocks	476,059,026	80,929,767	—	556,988,793
Preferred Stocks	447,621,262	7,972,550	—	455,593,812
Short-Term Investments	392,821,835	—	—	392,821,835
TOTAL INVESTMENTS	$1,321,012,123	$4,042,279,725	$—	$5,363,291,848

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
NextEra Energy, Inc.	937,835	$46,329,049	$12,072,099	$24,899,475	$1,224,170	$1,386,738	687,335	$36,112,581	$1,978,423
NextEra Energy, Inc.	1,022,135	50,043,730	13,407,769	19,485,870	2,074,894	1,214,417	906,135	47,254,940	2,076,234
NextEra Energy, Inc.	596,755	33,507,793	10,718,622	14,223,179	1,969,148	1,255,498	537,755	33,227,882	1,124,071
State Street Institutional Liquid Reserves Fund, Premier Class	65,260,023	65,279,601	565,784,738	599,134,179	(6,780)	2,683	31,929,256	31,926,063	5,506
State Street Navigator Securities Lending Portfolio II	320,117,599	320,117,599	1,225,182,077	1,184,403,904	—	—	360,895,772	360,895,772	1,572,788
Total		$515,277,772	$1,827,165,305	$1,842,146,607	$5,261,432	$3,859,336		$509,417,238	$6,757,022
See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.1%
SUPRANATIONAL — 0.1%
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	$922,738
TOTAL CORPORATE BONDS & NOTES (Cost $1,067,651)			922,738
FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
BRAZIL — 6.5%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 7/1/2023	BRL	91,900,000	16,646,762
Series LTN, Zero Coupon, 1/1/2024	BRL	88,200,000	15,191,663
Series LTN, Zero Coupon, 7/1/2024	BRL	35,200,000	5,762,641
Series LTN, Zero Coupon, 1/1/2025	BRL	72,400,000	11,282,041
Series LTN, Zero Coupon, 7/1/2025	BRL	37,200,000	5,511,658
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2025	BRL	21,450,000	4,355,728
Series NTNF, 10.00%, 1/1/2027	BRL	28,075,000	5,608,224
Series NTNF, 10.00%, 1/1/2029	BRL	28,890,000	5,650,963
Series NTNF, 10.00%, 1/1/2031	BRL	5,000,000	959,315
Series NTNF, 10.00%, 1/1/2033	BRL	10,000,000	1,905,077
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	69,493
10.25%, 1/10/2028	BRL	1,000,000	198,895
			73,142,460
CHILE — 3.4%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	3,135,000,000	3,143,207
2.50%, 3/1/2025	CLP	4,810,000,000	5,430,328
2.80%, 10/1/2033 (a)	CLP	1,000,000,000	927,578
4.00%, 3/1/2023 (a)	CLP	3,160,000,000	3,916,465
4.50%, 3/1/2026	CLP	4,465,000,000	5,283,365
4.70%, 9/1/2030 (a)	CLP	3,730,000,000	4,292,618
5.00%, 10/1/2028 (a)	CLP	1,900,000,000	2,256,543
5.00%, 3/1/2035	CLP	6,410,000,000	7,351,100
Security Description		Principal Amount	Value
5.10%, 7/15/2050	CLP	1,470,000,000	$1,617,530
Series 30YR, 6.00%, 1/1/2043	CLP	3,255,000,000	4,110,716
			38,329,450
CHINA — 12.4%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	3,356,934
Series 1908, 3.42%, 7/2/2024	CNY	6,300,000	1,010,765
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	324,583
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	1,072,693
Series 1516, 3.94%, 7/10/2022	CNY	3,000,000	475,169
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,479,535
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,637,501
Series 1712, 4.44%, 11/9/2022	CNY	1,000,000	159,708
Series 1804, 4.69%, 3/23/2023	CNY	11,000,000	1,774,678
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	518,992
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	10,000,000	1,552,490
Series INBK, 2.36%, 7/2/2023	CNY	42,500,000	6,706,781
Series INBK, 2.37%, 1/20/2027	CNY	8,500,000	1,328,595
Series INBK, 2.47%, 9/2/2024	CNY	10,000,000	1,578,653
Series INBK, 2.57%, 5/20/2023	CNY	9,500,000	1,503,251
Series INBK, 2.68%, 5/21/2030	CNY	41,000,000	6,364,628
Series INBK, 2.69%, 8/12/2026	CNY	18,920,000	2,995,923
Series INBK, 2.84%, 4/8/2024	CNY	25,000,000	3,980,467
Series INBK, 2.85%, 6/4/2027	CNY	41,000,000	6,515,490
Series INBK, 2.88%, 11/5/2023	CNY	37,000,000	5,885,173
Series INBK, 2.89%, 11/18/2031	CNY	8,500,000	1,348,313
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,593,612
Series 1913, 2.94%, 10/17/2024	CNY	21,000,000	3,353,649
Series INBK, 3.01%, 5/13/2028	CNY	23,000,000	3,670,561

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series INBK, 3.02%, 10/22/2025	CNY	34,000,000	$5,449,831
Series INBK, 3.02%, 5/27/2031	CNY	17,000,000	2,710,791
Series INBK, 3.03%, 3/11/2026	CNY	22,000,000	3,525,777
Series 1916, 3.12%, 12/5/2026	CNY	14,600,000	2,351,137
Series 1915, 3.13%, 11/21/2029	CNY	27,000,000	4,336,091
Series 1904, 3.19%, 4/11/2024	CNY	27,000,000	4,327,717
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,255,972
Series 1907, 3.25%, 6/6/2026	CNY	17,800,000	2,877,007
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,618,785
Series INBK, 3.27%, 11/19/2030	CNY	22,000,000	3,575,022
Series INBK, 3.28%, 12/3/2027	CNY	25,400,000	4,123,408
Series 1823, 3.29%, 10/18/2023	CNY	17,000,000	2,724,092
Series 1906, 3.29%, 5/23/2029	CNY	18,600,000	3,019,340
Series INBK, 3.39%, 3/16/2050	CNY	14,000,000	2,189,333
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	1,055,248
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	823,186
Series 1608, 3.52%, 4/25/2046	CNY	11,000,000	1,751,033
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,653,871
Series INBK, 3.72%, 4/12/2051	CNY	14,000,000	2,330,460
Series INBK, 3.73%, 5/25/2070	CNY	18,000,000	3,004,588
Series 1521, 3.74%, 9/22/2035	CNY	17,800,000	3,041,176
Series 1525, 3.74%, 10/20/2045	CNY	3,000,000	512,076
Series INBK, 3.76%, 3/22/2071	CNY	1,000,000	167,415
Series INBK, 3.81%, 9/14/2050	CNY	20,000,000	3,369,471
Series 1910, 3.86%, 7/22/2049	CNY	21,500,000	3,637,668
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,726,384
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,584,439
Series 1715, 4.05%, 7/24/2047	CNY	15,000,000	2,623,061
Security Description		Principal Amount	Value
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	$884,216
Series 1824, 4.08%, 10/22/2048	CNY	5,300,000	927,711
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	176,272
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,434,313
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	590,452
Series 1116, 4.50%, 6/23/2041	CNY	19,000,000	3,601,659
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	390,346
			139,557,492
COLOMBIA — 4.1%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	418,702
9.85%, 6/28/2027	COP	115,000,000	31,894
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	19,650,000,000	4,424,610
Series B, 6.00%, 4/28/2028	COP	28,715,000,000	6,459,685
Series B, 6.25%, 11/26/2025	COP	30,875,000,000	7,489,601
Series B, 6.25%, 7/9/2036	COP	14,300,000,000	2,767,043
Series B, 7.00%, 3/26/2031	COP	19,850,000,000	4,451,900
Series B, 7.00%, 6/30/2032	COP	29,864,000,000	6,565,425
Series B, 7.25%, 10/18/2034	COP	14,625,000,000	3,190,830
Series B, 7.25%, 10/26/2050	COP	9,400,000,000	1,860,815
Series B, 7.50%, 8/26/2026	COP	22,402,000,000	5,584,762
Series B, 9.25%, 5/28/2042	COP	5,000,000,000	1,247,979
Series B, 10.00%, 7/24/2024	COP	5,530,000,000	1,512,063
			46,005,309
CZECH REPUBLIC — 4.2%
Czech Republic Government Bond:
Series 135, Zero Coupon, 12/12/2024	CZK	43,500,000	1,753,673
Series 130, 0.05%, 11/29/2029	CZK	80,000,000	2,720,783
Series 100, 0.25%, 2/10/2027	CZK	14,600,000	551,478

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 97, 0.45%, 10/25/2023	CZK	114,240,000	$4,855,298
Series 94, 0.95%, 5/15/2030	CZK	147,970,000	5,436,183
Series 95, 1.00%, 6/26/2026	CZK	119,070,000	4,740,562
Series 121, 1.20%, 3/13/2031	CZK	114,700,000	4,229,571
Series 120, 1.25%, 2/14/2025	CZK	33,500,000	1,391,732
Series 125, 1.50%, 4/24/2040	CZK	46,000,000	1,451,129
Series 138, 1.75%, 6/23/2032	CZK	25,500,000	969,935
Series 103, 2.00%, 10/13/2033	CZK	118,850,000	4,541,231
Series 89, 2.40%, 9/17/2025	CZK	96,820,000	4,112,727
Series 78, 2.50%, 8/25/2028	CZK	92,240,000	3,874,815
Series 105, 2.75%, 7/23/2029	CZK	102,650,000	4,353,361
Series 49, 4.20%, 12/4/2036	CZK	35,330,000	1,687,439
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	603,724
Series 58, 5.70%, 5/25/2024	CZK	5,000,000	232,206
			47,505,847
HUNGARY — 3.9%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	812,000,000	2,036,519
Series 26/E, 1.50%, 4/22/2026	HUF	2,020,000,000	5,054,913
Series 26/F, 1.50%, 8/26/2026	HUF	755,000,000	1,860,628
Series 29/A, 2.00%, 5/23/2029	HUF	1,180,000,000	2,723,526
Series 33/A, 2.25%, 4/20/2033	HUF	595,000,000	1,269,828
Series 34/A, 2.25%, 6/22/2034	HUF	800,000,000	1,641,646
Series 24/C, 2.50%, 10/24/2024 (b)	HUF	1,342,600,000	3,695,936
Series 26/D, 2.75%, 12/22/2026	HUF	991,000,000	2,554,461
Series 24/B, 3.00%, 6/26/2024	HUF	1,110,330,000	3,123,844
Series 27/A, 3.00%, 10/27/2027 (b)	HUF	1,853,880,000	4,737,784
Series 30/A, 3.00%, 8/21/2030	HUF	1,441,000,000	3,514,216
Series 38/A, 3.00%, 10/27/2038	HUF	815,000,000	1,703,787
Security Description		Principal Amount	Value
Series 41/A, 3.00%, 4/25/2041	HUF	725,000,000	$1,457,649
Series 31/A, 3.25%, 10/22/2031	HUF	972,200,000	2,366,148
Series 25/B, 5.50%, 6/24/2025	HUF	1,089,220,000	3,210,315
Series 23/A, 6.00%, 11/24/2023	HUF	469,340,000	1,414,168
Series 28/A, 6.75%, 10/22/2028	HUF	434,000,000	1,342,420
			43,707,788
INDONESIA — 9.1%
Indonesia Treasury Bond:
Series FR90, 5.13%, 4/15/2027	IDR	24,500,000,000	1,667,314
Series FR86, 5.50%, 4/15/2026	IDR	62,900,000,000	4,392,949
Series FR63, 5.63%, 5/15/2023	IDR	5,956,000,000	423,702
Series FR64, 6.13%, 5/15/2028	IDR	58,250,000,000	3,998,515
Series FR91, 6.38%, 4/15/2032	IDR	97,000,000,000	6,559,260
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	112,986
Series FR81, 6.50%, 6/15/2025	IDR	74,500,000,000	5,401,140
Series FR87, 6.50%, 2/15/2031	IDR	66,700,000,000	4,564,300
Series FR89, 6.88%, 8/15/2051	IDR	17,000,000,000	1,160,746
Series FR61, 7.00%, 5/15/2022	IDR	633,000,000	44,282
Series FR59, 7.00%, 5/15/2027	IDR	78,000,000,000	5,688,067
Series FR82, 7.00%, 9/15/2030	IDR	57,600,000,000	4,078,260
Series FR92, 7.13%, 6/15/2042	IDR	55,000,000,000	3,771,708
Series FR76, 7.38%, 5/15/2048	IDR	31,700,000,000	2,221,483
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,903,855
Series FR80, 7.50%, 6/15/2035	IDR	74,600,000,000	5,328,141
Series FR75, 7.50%, 5/15/2038	IDR	26,910,000,000	1,915,861
Series FR83, 7.50%, 4/15/2040	IDR	43,500,000,000	3,084,661
Series FR85, 7.75%, 4/15/2031	IDR	11,000,000,000	812,985
Series FR77, 8.13%, 5/15/2024	IDR	57,100,000,000	4,268,198
Series FR78, 8.25%, 5/15/2029	IDR	53,150,000,000	4,028,039

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	$283,297
Series FR72, 8.25%, 5/15/2036	IDR	62,390,000,000	4,718,574
Series FR70, 8.38%, 3/15/2024	IDR	51,100,000,000	3,819,345
Series FR56, 8.38%, 9/15/2026	IDR	34,300,000,000	2,644,151
Series FR68, 8.38%, 3/15/2034	IDR	72,700,000,000	5,545,042
Series FR79, 8.38%, 4/15/2039	IDR	32,000,000,000	2,458,603
Series FR73, 8.75%, 5/15/2031	IDR	19,050,000,000	1,500,152
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	563,293
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	470,563
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	85,583
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	106,125
Perusahaan Penerbit SBSN Indonesia:
4.00%, 7/15/2024	IDR	30,000,000,000	2,064,752
Series PBS, 4.88%, 7/15/2026	IDR	69,000,000,000	4,770,548
Series PBS, 6.13%, 10/15/2025	IDR	15,000,000,000	1,082,080
Series PBS, 6.63%, 10/15/2024	IDR	16,000,000,000	1,166,526
Series PBS, 7.75%, 10/15/2046	IDR	23,000,000,000	1,772,717
Series PBS, 8.25%, 9/15/2023	IDR	20,000,000,000	1,479,984
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	282,369
Series PBS, 8.88%, 11/15/2031	IDR	34,200,000,000	2,775,168
			103,015,324
ISRAEL — 4.3%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	5,850,000	1,810,852
Series 1024, 0.40%, 10/31/2024	ILS	8,700,000	2,650,373
Series 0425, 0.50%, 4/30/2025	ILS	14,500,000	4,400,990
Series 0226, 0.50%, 2/27/2026	ILS	9,000,000	2,696,437
Series 0330, 1.00%, 3/31/2030	ILS	9,700,000	2,811,663
Series 0432, 1.30%, 4/30/2032	ILS	1,700,000	491,374
Series 1123, 1.50%, 11/30/2023	ILS	10,135,000	3,188,531
Security Description		Principal Amount	Value
Series 0537, 1.50%, 5/31/2037	ILS	19,500,000	$5,240,426
Series 0825, 1.75%, 8/31/2025	ILS	10,480,000	3,298,717
Series 0327, 2.00%, 3/31/2027	ILS	13,350,000	4,237,677
Series 0928, 2.25%, 9/28/2028	ILS	2,495,000	799,705
2.80%, 11/29/2052	ILS	1,000,000	292,583
Series 0324, 3.75%, 3/31/2024	ILS	15,400,000	5,046,458
Series 0347, 3.75%, 3/31/2047	ILS	14,425,000	5,138,972
Series 0142, 5.50%, 1/31/2042	ILS	6,510,000	2,891,142
Series 1026, 6.25%, 10/30/2026	ILS	8,125,000	3,053,504
			48,049,404
MALAYSIA — 7.1%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	447,873
Series 0319, 3.48%, 6/14/2024	MYR	6,900,000	1,661,087
Series 0307, 3.50%, 5/31/2027	MYR	5,400,000	1,274,761
Series 0122, 3.58%, 7/15/2032	MYR	2,300,000	533,030
Series 0513, 3.73%, 6/15/2028	MYR	9,800,000	2,322,680
Series 0218, 3.76%, 4/20/2023	MYR	2,550,000	616,712
Series 0519, 3.76%, 5/22/2040	MYR	6,950,000	1,503,570
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	1,002,786
Series 0419, 3.83%, 7/5/2034	MYR	10,700,000	2,440,506
Series 0413, 3.84%, 4/15/2033	MYR	11,360,000	2,624,436
Series 0118, 3.88%, 3/14/2025	MYR	5,700,000	1,382,124
Series 0212, 3.89%, 3/15/2027	MYR	600,000	144,442
Series 0219, 3.89%, 8/15/2029	MYR	9,950,000	2,353,543
Series 0316, 3.90%, 11/30/2026	MYR	11,515,000	2,794,108
Series 0417, 3.90%, 11/16/2027	MYR	5,930,000	1,433,690
Series 0119, 3.91%, 7/15/2026	MYR	5,540,000	1,339,128
Series 0115, 3.96%, 9/15/2025	MYR	17,412,000	4,236,767
Series 0217, 4.06%, 9/30/2024	MYR	915,000	223,467

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 0120, 4.07%, 6/15/2050	MYR	6,000,000	$1,315,398
Series 0412, 4.13%, 4/15/2032	MYR	800,000	190,132
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	927,752
Series 0415, 4.25%, 5/31/2035	MYR	4,650,000	1,101,867
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,033,150
Series 0216, 4.74%, 3/15/2046	MYR	8,425,000	2,044,352
Series 0317, 4.76%, 4/7/2037	MYR	5,535,000	1,383,872
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	42,398
Series 0418, 4.89%, 6/8/2038	MYR	4,000,000	998,361
Series 0518, 4.92%, 7/6/2048	MYR	8,500,000	2,126,464
Series 0713, 4.94%, 9/30/2043	MYR	300,000	74,988
Malaysia Government Investment Issue:
Series 0719, 3.15%, 5/15/2023	MYR	7,700,000	1,852,905
Series 0120, 3.42%, 9/30/2027	MYR	11,700,000	2,773,181
Series 0121, 3.45%, 7/15/2036	MYR	5,000,000	1,069,852
Series 0220, 3.47%, 10/15/2030	MYR	17,700,000	4,051,020
Series 0419, 3.66%, 10/15/2024	MYR	17,100,000	4,135,215
Series 0319, 3.73%, 3/31/2026	MYR	20,900,000	5,008,350
Series 0217, 4.05%, 8/15/2024	MYR	3,400,000	828,731
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,075,779
Series 0318, 4.09%, 11/30/2023	MYR	4,570,000	1,118,354
Series 0619, 4.12%, 11/30/2034	MYR	10,000,000	2,336,470
Series 0118, 4.13%, 8/15/2025	MYR	3,350,000	822,434
Series 0119, 4.13%, 7/9/2029	MYR	4,500,000	1,084,931
Series 0117, 4.26%, 7/26/2027	MYR	3,720,000	913,850
Series 0218, 4.37%, 10/31/2028	MYR	10,180,000	2,499,039
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	584,415
Series 0221, 4.42%, 9/30/2041	MYR	2,200,000	520,981
Security Description		Principal Amount	Value
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	$564,213
Series 0219, 4.47%, 9/15/2039	MYR	15,800,000	3,756,210
Series 0513, 4.58%, 8/30/2033	MYR	7,400,000	1,831,709
Series 0519, 4.64%, 11/15/2049	MYR	7,200,000	1,706,450
Series 0617, 4.72%, 6/15/2033	MYR	4,200,000	1,053,415
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	815,621
Series 0615, 4.79%, 10/31/2035	MYR	810,000	201,506
Series 0417, 4.90%, 5/8/2047	MYR	1,500,000	374,338
			80,552,413
MEXICO — 4.1%
Mexican Bonos:
Series M, 5.50%, 3/4/2027	MXN	4,000,000	176,622
Series M, 5.75%, 3/5/2026	MXN	134,040,000	6,113,063
Series M 20, 7.50%, 6/3/2027	MXN	134,930,000	6,493,650
Series M, 7.75%, 5/29/2031	MXN	49,828,000	2,407,321
Series M, 7.75%, 11/23/2034	MXN	20,000,000	958,640
Series M, 7.75%, 11/13/2042	MXN	74,980,000	3,503,704
Series M, 8.00%, 12/7/2023	MXN	41,755,000	2,080,233
Series M, 8.00%, 9/5/2024	MXN	126,100,000	6,255,931
Series M, 8.00%, 11/7/2047	MXN	72,420,000	3,459,869
Series M 20, 8.50%, 5/31/2029	MXN	86,485,000	4,364,669
Series M 30, 8.50%, 11/18/2038	MXN	103,240,000	5,254,617
Series M 20, 10.00%, 12/5/2024	MXN	90,495,000	4,700,276
Series M 30, 10.00%, 11/20/2036	MXN	13,100,000	750,363
			46,518,958
PERU — 3.4%
Peru Government Bond:
5.35%, 8/12/2040	PEN	11,100,000	2,461,093
5.40%, 8/12/2034	PEN	20,100,000	4,738,419
5.70%, 8/12/2024	PEN	6,200,000	1,686,326
5.94%, 2/12/2029	PEN	25,225,000	6,578,063
6.15%, 8/12/2032	PEN	14,507,000	3,760,097
6.35%, 8/12/2028	PEN	16,900,000	4,534,591
6.71%, 2/12/2055	PEN	1,000,000	254,048
6.85%, 2/12/2042	PEN	4,000,000	1,054,625

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
6.90%, 8/12/2037	PEN	16,575,000	$4,398,927
6.95%, 8/12/2031	PEN	15,420,000	4,253,385
8.20%, 8/12/2026	PEN	13,200,000	3,834,387
Peruvian Government International Bond:
Series REGS, 6.71%, 2/12/2055	PEN	475,000	120,673
Series REGS, 6.85%, 2/12/2042	PEN	3,125,000	817,134
			38,491,768
PHILIPPINES — 4.1%
Philippine Government Bond:
Series 3-25, 2.38%, 9/10/2023	PHP	228,800,000	4,371,541
Series 1065, 2.88%, 7/9/2030	PHP	153,500,000	2,438,415
Series 7-58, 3.50%, 4/21/2023	PHP	25,500,000	496,699
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	401,647
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,563,512
Series 7-64, 3.63%, 4/22/2028	PHP	70,000,000	1,213,781
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	680,291
Series 1066, 4.00%, 7/22/2031	PHP	227,000,000	3,824,814
Series 1059, 4.13%, 8/20/2024	PHP	18,700,000	364,979
Series 5-76, 4.25%, 10/17/2024	PHP	50,000,000	978,243
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,347,574
Series 2511, 4.63%, 9/9/2040	PHP	153,100,000	2,470,028
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	5,227,911
Series 1067, 4.88%, 1/20/2032	PHP	75,000,000	1,309,779
Series 2024, 5.13%, 7/15/2041	PHP	20,000,000	338,120
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	875,480
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	633,897
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	1,806,326
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,312,540
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	2,147,104
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	1,992,415
Series 2023, 6.75%, 1/24/2039	PHP	52,700,000	1,092,755
Security Description		Principal Amount	Value
Series 1064, 6.88%, 1/10/2029	PHP	93,000,000	$1,957,575
Series 2017, 8.00%, 7/19/2031	PHP	269,237,338	6,016,729
Series 25-8, 8.13%, 12/16/2035	PHP	38,800,000	902,515
Philippine Government International Bond 6.25%, 1/14/2036	PHP	20,000,000	421,720
			46,186,390
POLAND — 4.1%
Poland Government Bond:
Series 1026, 0.25%, 10/25/2026	PLN	46,163,000	8,761,249
Series 1024, 2.25%, 10/25/2024	PLN	24,000,000	5,308,249
Series 0726, 2.50%, 7/25/2026	PLN	26,300,000	5,555,676
Series 0727, 2.50%, 7/25/2027	PLN	33,800,000	7,011,031
Series 1029, 2.75%, 10/25/2029	PLN	47,200,000	9,617,258
Series 0725, 3.25%, 7/25/2025	PLN	8,400,000	1,873,973
Series 1023, 4.00%, 10/25/2023	PLN	28,700,000	6,742,408
Series 0429, 5.75%, 4/25/2029	PLN	2,500,000	616,654
Republic of Poland Government Bond Zero Coupon, 7/25/2024	PLN	6,500,000	1,383,565
			46,870,063
ROMANIA — 3.8%
Romania Government Bond:
Series 7Y, 2.50%, 10/25/2027	RON	5,600,000	1,053,963
Series 7Y, 3.25%, 4/29/2024	RON	17,700,000	3,804,368
Series 5Y, 3.25%, 6/24/2026	RON	17,200,000	3,487,403
Series 5Y, 3.65%, 7/28/2025	RON	12,000,000	2,527,352
Series 15Y, 3.65%, 9/24/2031	RON	17,200,000	3,201,223
Series 4YR, 3.70%, 11/25/2024	RON	11,300,000	2,418,307
Series 3Y, 4.00%, 10/25/2023	RON	13,550,000	2,992,046
Series 8Y, 4.15%, 1/26/2028	RON	16,000,000	3,271,118
Series 10YR, 4.15%, 10/24/2030	RON	4,600,000	902,516

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 5Y, 4.25%, 6/28/2023	RON	10,590,000	$2,362,961
Series 4.3Y, 4.40%, 9/25/2023	RON	1,700,000	378,232
Series 5Y, 4.50%, 6/17/2024	RON	14,200,000	3,120,924
Series 10Y, 4.75%, 2/24/2025	RON	18,125,000	3,972,148
Series 15Y, 4.75%, 10/11/2034	RON	12,000,000	2,357,691
Series 7Y, 4.85%, 4/22/2026	RON	15,275,000	3,313,240
Series 10Y, 5.00%, 2/12/2029	RON	12,825,000	2,713,127
Series 15YR, 5.80%, 7/26/2027	RON	3,240,000	723,055
Series 10Y, 5.85%, 4/26/2023	RON	2,600,000	591,656
			43,191,330
SOUTH AFRICA — 4.1%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	3,761,000	181,146
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	656,459
Series R214, 6.50%, 2/28/2041	ZAR	9,900,000	453,520
Series R213, 7.00%, 2/28/2031	ZAR	23,352,000	1,331,843
Series R213, 7.00%, 2/28/2031	ZAR	34,500,000	1,967,651
Series 2030, 8.00%, 1/31/2030	ZAR	97,955,000	6,118,962
Series 2032, 8.25%, 3/31/2032	ZAR	51,870,000	3,167,398
Series 2037, 8.50%, 1/31/2037	ZAR	109,847,000	6,407,021
Series 2044, 8.75%, 1/31/2044	ZAR	91,126,000	5,251,477
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	2,016,545
Series 2048, 8.75%, 2/28/2048	ZAR	43,500,000	2,493,454
Series 2035, 8.88%, 2/28/2035	ZAR	72,530,000	4,458,268
Series 2040, 9.00%, 1/31/2040	ZAR	57,790,000	3,453,360
Series R186, 10.50%, 12/21/2026	ZAR	113,705,000	8,480,117
			46,437,221
Security Description		Principal Amount	Value
SOUTH KOREA — 12.3%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	6,530,000,000	$5,260,873
Series 2306, 1.00%, 6/10/2023	KRW	7,780,000,000	6,349,989
Series 2406, 1.13%, 6/10/2024	KRW	9,400,000,000	7,523,848
Series 2509, 1.13%, 9/10/2025	KRW	3,700,000,000	2,884,318
Series 3909, 1.13%, 9/10/2039	KRW	5,450,000,000	3,368,265
Series 2603, 1.25%, 3/10/2026	KRW	2,300,000,000	1,783,719
Series 2409, 1.38%, 9/10/2024	KRW	3,160,000,000	2,529,257
Series 2912, 1.38%, 12/10/2029	KRW	8,000,000,000	5,861,142
Series 3006, 1.38%, 6/10/2030	KRW	10,280,000,000	7,480,919
Series 2503, 1.50%, 3/10/2025	KRW	5,840,000,000	4,646,856
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,362,585
Series 3012, 1.50%, 12/10/2030	KRW	6,400,000,000	4,673,622
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	4,085,806
Series 4009, 1.50%, 9/10/2040	KRW	5,300,000,000	3,467,735
Series 5003, 1.50%, 3/10/2050	KRW	12,730,000,000	7,748,317
Series 7009, 1.63%, 9/10/2070	KRW	1,050,000,000	595,282
Series 2609, 1.75%, 9/10/2026	KRW	2,700,000,000	2,123,035
Series 2403, 1.88%, 3/10/2024	KRW	3,150,000,000	2,572,648
Series 2412, 1.88%, 12/10/2024	KRW	2,000,000,000	1,615,877
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	3,138,221
Series 2906, 1.88%, 6/10/2029	KRW	6,280,000,000	4,798,424
Series 4109, 1.88%, 9/10/2041	KRW	1,300,000,000	902,906
Series 5103, 1.88%, 3/10/2051	KRW	11,000,000,000	7,305,980
Series 2209, 2.00%, 9/10/2022	KRW	200,000	165
Series 3106, 2.00%, 6/10/2031	KRW	4,700,000,000	3,564,114
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	957,428
Series 4903, 2.00%, 3/10/2049	KRW	7,835,000,000	5,412,703

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 2706, 2.13%, 6/10/2027	KRW	4,282,000,000	$3,395,032
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	4,161,199
Series 2309, 2.25%, 9/10/2023	KRW	3,890,000,000	3,215,514
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	24,346
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	2,674,179
Series 2303, 2.38%, 3/10/2023	KRW	418,000,000	346,504
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	4,478,752
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,459,675
Series 3112, 2.38%, 12/10/2031	KRW	3,000,000,000	2,342,714
Series 3809, 2.38%, 9/10/2038	KRW	3,409,000,000	2,591,242
Series 2806, 2.63%, 6/10/2028	KRW	2,000,000,000	1,616,781
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	687,698
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	5,322,651
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	220,946
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,222,793
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	352,678
			139,126,738
THAILAND — 4.2%
Thailand Government Bond:
0.75%, 6/17/2024	THB	137,700,000	4,109,817
0.75%, 9/17/2024	THB	89,000,000	2,652,688
0.95%, 6/17/2025	THB	23,000,000	685,236
1.45%, 12/17/2024	THB	115,180,000	3,489,308
1.60%, 12/17/2029	THB	130,400,000	3,731,260
1.60%, 6/17/2035	THB	31,500,000	809,030
1.88%, 6/17/2049	THB	19,000,000	399,204
2.00%, 12/17/2031	THB	74,000,000	2,155,663
2.13%, 12/17/2026	THB	94,380,000	2,899,393
2.50%, 6/17/2071	THB	35,000,000	782,100
2.88%, 12/17/2028	THB	117,510,000	3,685,971
2.88%, 6/17/2046	THB	72,715,000	1,941,759
3.30%, 6/17/2038	THB	37,000,000	1,119,071
3.40%, 6/17/2036	THB	56,460,000	1,759,049
3.58%, 12/17/2027	THB	4,650,000	153,067
3.60%, 6/17/2067	THB	57,200,000	1,732,781
3.63%, 6/16/2023	THB	7,009,000	218,298
3.65%, 6/20/2031	THB	16,575,000	552,890
3.78%, 6/25/2032	THB	116,120,000	3,888,479
3.80%, 6/14/2041	THB	12,750,000	403,128
Security Description		Principal Amount	Value
3.85%, 12/12/2025	THB	18,882,000	$617,463
3.85%, 12/12/2025	THB	20,000,000	654,023
4.00%, 6/17/2066	THB	54,280,000	1,792,358
4.68%, 6/29/2044	THB	64,500,000	2,279,371
4.75%, 12/20/2024	THB	14,000,000	461,097
4.85%, 6/17/2061	THB	48,195,000	1,862,816
4.88%, 6/22/2029	THB	22,564,000	794,889
4.88%, 6/22/2029	THB	55,720,000	1,962,915
5.67%, 3/13/2028	THB	10,000,000	363,892
			47,957,016
TURKEY — 2.7%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	12,225,000	734,696
8.00%, 3/12/2025	TRY	8,130,000	374,137
8.80%, 9/27/2023	TRY	2,300,000	128,425
9.00%, 7/24/2024	TRY	29,650,000	1,497,888
10.40%, 3/20/2024	TRY	1,760,000	95,513
10.50%, 8/11/2027	TRY	40,380,000	1,644,905
10.60%, 2/11/2026	TRY	41,104,000	1,874,764
11.00%, 2/24/2027	TRY	13,298,000	564,250
11.70%, 11/13/2030	TRY	78,800,000	2,995,074
12.40%, 3/8/2028	TRY	8,050,000	345,484
12.60%, 10/1/2025	TRY	129,000,000	6,494,964
16.20%, 6/14/2023	TRY	19,850,000	1,257,224
16.90%, 9/2/2026	TRY	106,000,000	5,741,644
17.20%, 9/20/2023	TRY	96,500,000	6,079,051
20.10%, 10/18/2023	TRY	15,000,000	974,076
			30,802,095
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,212,721,549)			1,105,447,066
	Shares
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d)	8,894,482	8,894,482
State Street Navigator Securities Lending Portfolio II (e)(f)	6,450,708	6,450,708
TOTAL SHORT-TERM INVESTMENTS (Cost $15,345,191)		15,345,190
TOTAL INVESTMENTS — 99.2% (Cost $1,229,134,391)		1,121,714,994
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		8,478,735
NET ASSETS — 100.0%		$1,130,193,729

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
GDIF	Global Debt Issuance Facility
At March 31, 2022, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	PLN4,400,000	USD1,048,664	04/07/2022	$(6,942)
Barclays Capital	THB400,000,000	USD12,024,940	04/07/2022	(5,213)
Goldman Sachs Capital Markets L.P.	USD1,039,599	PLN4,400,000	04/07/2022	16,007
HSBC Bank USA	USD12,011,471	THB400,000,000	04/07/2022	18,682
JP Morgan Chase Bank, N.A.	USD1,097,657	CNH7,000,000	04/07/2022	4,975
Standard Chartered Bank	USD2,303,263	BRL12,000,000	04/07/2022	219,763
Standard Chartered Bank	USD22,522,210	IDR324,500,000,000	04/07/2022	85,111
Standard Chartered Bank	USD732,422	IDR10,500,000,000	04/07/2022	(906)
Standard Chartered Bank	USD8,522,280	KRW10,280,000,000	04/07/2022	(42,041)
Standard Chartered Bank	USD953,289	PHP50,000,000	04/07/2022	12,748
Standard Chartered Bank	COP2,800,000,000	USD715,646	04/07/2022	(29,992)
Standard Chartered Bank	IDR310,000,000,000	USD21,584,738	04/07/2022	(12,395)
Standard Chartered Bank	IDR25,000,000,000	USD1,743,254	04/07/2022	1,549
Standard Chartered Bank	USD1,742,160	IDR25,000,000,000	05/10/2022	(504)
Standard Chartered Bank	BRL57,000,000	USD11,852,776	05/10/2022	(21,943)
UBS AG	USD7,308,395	BRL38,000,000	04/07/2022	681,189
UBS AG	USD706,792	COP2,800,000,000	04/07/2022	38,845
UBS AG	USD534,539	KRW650,000,000	04/07/2022	1,662
UBS AG	USD3,258,427	RUB290,000,000	04/07/2022	247,922
UBS AG	BRL38,000,000	USD7,238,095	04/07/2022	(751,488)
UBS AG	BRL12,000,000	USD2,288,984	04/07/2022	(234,042)
UBS AG	KRW10,280,000,000	USD8,562,029	04/07/2022	81,790
UBS AG	RUB290,000,000	USD2,396,694	04/07/2022	(1,109,655)
UBS AG	CNY7,000,000	USD1,100,196	04/07/2022	(3,628)
UBS AG	PHP50,000,000	USD955,657	04/07/2022	(10,379)
UBS AG	KRW650,000,000	USD536,829	04/07/2022	627
UBS AG	USD11,877,474	BRL57,000,000	05/10/2022	(2,756)
See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS AG	USD1,098,091	CNY7,000,000	05/10/2022	$4,021
UBS AG	USD536,501	KRW650,000,000	05/10/2022	(791)
UBS AG	USD952,926	PHP50,000,000	05/10/2022	10,629
UBS AG	KRW650,000,000	USD535,963	05/10/2022	254
UBS AG	IDR25,000,000,000	USD1,739,784	05/10/2022	(1,872)
Westpac Banking Corp.	CNY7,000,000	USD1,099,556	05/10/2022	(2,556)
Total				$(811,329)

BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore Renminbi
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$922,738	$—	$922,738
Foreign Government Obligations	1,054,625	1,104,392,441	—	1,105,447,066
Short-Term Investments	15,345,190	—	—	15,345,190
TOTAL INVESTMENTS	$16,399,815	$1,105,315,179	$—	$1,121,714,994
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	1,425,774	—	1,425,774
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(2,237,103)	—	(2,237,103)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	312,671	$312,671	$89,954,561	$81,372,750	$—	$—	8,894,482	$8,894,482	$1,152
State Street Navigator Securities Lending Portfolio II	7,188,000	7,188,000	12,945,660	13,682,952	—	—	6,450,708	6,450,708	869
Total		$7,500,671	$102,900,221	$95,055,702	$—	$—		$15,345,190	$2,021
See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 0.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$5,889,000	$5,590,016
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	9,867,000	9,765,863
7.50%, 6/1/2029 (a)	6,934,000	6,920,201
7.75%, 4/15/2028 (a)	7,078,000	7,114,098
Lamar Media Corp.:
3.63%, 1/15/2031	4,198,000	3,864,091
3.75%, 2/15/2028	4,012,000	3,811,199
4.00%, 2/15/2030	3,792,000	3,607,140
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	3,391,000	3,153,901
4.63%, 3/15/2030 (a)	4,414,000	4,153,839
5.00%, 8/15/2027 (a)	4,878,000	4,774,733
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,986,000	6,594,155
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	8,250,000	8,461,118
		67,810,354
AEROSPACE & DEFENSE — 2.1%
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	4,885,000	4,577,098
7.13%, 6/15/2026 (a)	9,042,000	8,860,889
7.50%, 12/1/2024 (a)	5,241,000	5,410,599
7.88%, 4/15/2027 (a) (b)	14,671,000	14,368,337
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	4,625,000	4,163,009
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	4,978,000	4,543,520
6.88%, 5/1/2025	2,511,000	2,725,314
Maxar Space Robotics LLC 9.75%, 12/31/2023 (a)	3,260,000	3,473,367
Moog, Inc. 4.25%, 12/15/2027 (a)	5,057,500	4,922,971
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	7,563,000	7,758,050
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	5,220,000	4,905,182
5.50%, 1/15/2025 (a)	6,583,000	6,634,742
7.50%, 4/15/2025 (a)	8,016,000	8,307,782
TransDigm, Inc.:
4.63%, 1/15/2029	8,081,000	7,560,745
4.88%, 5/1/2029	6,325,000	5,940,124
5.50%, 11/15/2027	16,979,000	16,915,159
6.25%, 3/15/2026 (a)	28,370,000	29,211,454
7.50%, 3/15/2027	4,180,000	4,327,303
Security Description	Principal Amount	Value
8.00%, 12/15/2025 (a)	$7,770,000	$8,103,799
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	2,369,000	2,355,592
8.88%, 6/1/2024 (a)	6,819,000	7,202,296
		162,267,332
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	1,706,000	1,739,438
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	6,973,000	6,351,078
10.50%, 11/1/2026 (a)	6,015,000	6,161,826
		14,252,342
AIRLINES — 1.7%
Air Canada 3.88%, 8/15/2026 (a)	8,655,000	8,179,062
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	2,116,000	1,938,954
American Airlines, Inc. 11.75%, 7/15/2025 (a)	15,991,000	18,678,288
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	24,248,024	24,229,838
5.75%, 4/20/2029 (a)	19,073,400	19,008,169
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	5,796,000	5,669,473
3.75%, 10/28/2029 (b)	3,391,000	3,102,426
3.80%, 4/19/2023	2,818,000	2,847,194
4.38%, 4/19/2028 (b)	2,047,000	1,963,605
7.38%, 1/15/2026	6,696,000	7,244,938
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	8,739,316	8,744,997
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	4,247,152	4,521,645
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	13,123,000	12,920,906
4.63%, 4/15/2029 (a)	12,870,000	12,252,240
		131,301,735
APPAREL — 0.1%
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	1,937,000	1,778,069
William Carter Co.:
5.50%, 5/15/2025 (a)	2,673,000	2,761,049
5.63%, 3/15/2027 (a)	2,785,000	2,824,157
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	3,712,000	3,298,223
		10,661,498
AUTO MANUFACTURERS — 2.6%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	5,417,000	4,918,853

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 6/1/2029 (a)	$5,068,000	$5,174,276
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	7,104,000	7,465,025
Ford Motor Co.:
3.25%, 2/12/2032	15,430,000	13,779,144
9.00%, 4/22/2025	5,472,000	6,268,559
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	6,958,000	6,608,221
2.70%, 8/10/2026	8,020,000	7,459,402
2.90%, 2/16/2028	5,477,000	4,937,023
2.90%, 2/10/2029	3,546,000	3,159,238
3.09%, 1/9/2023	1,010,000	1,011,263
3.37%, 11/17/2023	6,327,000	6,315,358
3.38%, 11/13/2025	11,993,000	11,726,635
3.63%, 6/17/2031	6,008,000	5,429,009
3.82%, 11/2/2027	5,864,000	5,574,260
4.00%, 11/13/2030	8,596,500	8,089,564
4.06%, 11/1/2024	11,014,000	10,986,135
4.13%, 8/17/2027	7,107,000	6,949,509
4.14%, 2/15/2023	715,000	720,320
4.27%, 1/9/2027	4,256,000	4,189,904
4.54%, 8/1/2026	5,024,000	5,022,593
4.69%, 6/9/2025	3,987,000	4,022,963
4.95%, 5/28/2027	8,575,000	8,718,117
5.11%, 5/3/2029	8,192,000	8,247,296
5.13%, 6/16/2025	13,360,000	13,694,534
5.58%, 3/18/2024	9,410,000	9,688,065
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	4,142,000	3,613,108
5.50%, 7/15/2029 (a) (b)	5,186,000	4,615,021
5.88%, 1/15/2028 (a)	7,530,000	6,894,167
7.75%, 10/15/2025 (a)	5,160,000	5,366,658
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	5,503,000	5,606,897
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	3,873,000	3,804,564
		200,055,681
AUTO PARTS & EQUIPMENT — 0.9%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	60	58
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (b)	3,055,000	2,864,154
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	6,829,000	7,044,660
8.50%, 5/15/2027 (a)	11,808,000	12,252,925
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	3,226,000	3,240,711
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	5,358,000	4,677,748
Security Description	Principal Amount	Value
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	$3,098,000	$3,018,815
5.00%, 7/15/2029 (a) (b)	5,628,000	5,259,704
5.25%, 4/30/2031 (b)	1,698,000	1,597,784
5.25%, 7/15/2031 (a) (b)	5,057,000	4,685,260
9.50%, 5/31/2025	7,584,000	8,035,627
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	5,564,000	5,075,425
Tenneco, Inc.:
5.13%, 4/15/2029 (a)	5,858,000	5,810,492
7.88%, 1/15/2029 (a)	4,339,000	4,572,134
		68,135,497
BANKS — 0.9%
Deutsche Bank AG:
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	7,284,000	7,109,038
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	7,380,000	6,519,418
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	8,165,000	7,297,632
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	4,046,000	4,185,749
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	5,744,000	5,328,594
7.63%, 5/1/2026 (a)	2,708,000	2,586,898
8.25%, 4/15/2025 (a)	5,170,000	5,157,540
Intesa Sanpaolo SpA 1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	4,406,000	3,899,398
UniCredit SpA:
5 year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	10,746,000	10,281,773
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	7,018,000	6,897,010
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	8,626,000	9,150,720
		68,413,770
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	5,641,000	5,111,310
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,722,000	4,889,678
		10,000,988
BIOTECHNOLOGY — 0.1%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a) (b)	5,322,000	5,045,416
BUILDING MATERIALS — 1.1%
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	8,624,000	8,030,841
5.00%, 3/1/2030 (a)	4,229,000	4,164,423
6.75%, 6/1/2027 (a)	3,538,000	3,669,154

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	$2,788,000	$2,589,355
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	4,767,000	4,068,730
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	2,841,000	2,829,778
Griffon Corp. 5.75%, 3/1/2028	6,563,500	6,307,983
Koppers, Inc. 6.00%, 2/15/2025 (a)	109,000	106,866
Masonite International Corp. 5.38%, 2/1/2028 (a)	4,672,000	4,707,180
Miwd Holdco Ii LLC/Miwd Finance Corp. 5.50%, 2/1/2030 (a)	2,519,000	2,355,592
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	3,927,000	3,773,729
PGT Innovations, Inc. 4.38%, 10/1/2029 (a) (b)	3,416,000	3,186,069
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	6,429,000	6,328,772
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	5,983,250	5,254,191
4.38%, 7/15/2030 (a)	10,257,000	9,397,053
4.75%, 1/15/2028 (a)	9,465,400	9,109,690
5.00%, 2/15/2027 (a)	790,000	784,494
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	4,871,000	4,811,671
Victors Merger Corp. 6.38%, 5/15/2029 (a) (b)	5,056,000	4,146,426
		85,621,997
CHEMICALS — 1.9%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	6,622,000	6,153,162
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	2,666,000	2,344,001
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a) (b)	5,785,000	5,565,806
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	3,595,000	3,107,770
Chemours Co.:
4.63%, 11/15/2029 (a)	3,581,000	3,284,959
5.38%, 5/15/2027 (b)	4,732,000	4,720,643
5.75%, 11/15/2028 (a)	7,437,000	7,227,946
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	2,204,000	2,052,563
Security Description	Principal Amount	Value
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	$3,858,000	$3,872,660
Diamond BC B.V. 4.63%, 10/1/2029 (a) (b)	2,018,000	1,806,049
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	6,660,000	6,240,353
EverArc Escrow S.A.R.L. 5.00%, 10/30/2029 (a)	3,049,000	2,784,042
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	4,815,000	4,456,812
Ingevity Corp. 3.88%, 11/1/2028 (a)	4,307,000	3,893,097
Methanex Corp.:
5.13%, 10/15/2027	8,459,000	8,502,564
5.25%, 12/15/2029	4,023,000	4,082,661
Olin Corp.:
5.00%, 2/1/2030 (b)	4,520,000	4,461,376
5.13%, 9/15/2027	2,398,000	2,391,453
5.63%, 8/1/2029	5,842,000	5,921,393
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (a)	3,970,000	3,610,477
PMHC II, Inc. 9.00%, 2/15/2030 (a)	6,118,000	5,405,742
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	4,016,000	3,946,724
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a)	24,000	24,066
7.63%, 1/15/2026 (a)	258	257
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	7,973,000	7,533,289
6.63%, 5/1/2029 (a) (b)	2,824,000	2,537,929
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	4,585,000	4,216,687
TPC Group, Inc. 10.50%, 8/1/2024 (a)	5,778,000	2,368,460
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	4,855,000	4,799,459
Tronox, Inc.:
4.63%, 3/15/2029 (a)	6,931,000	6,487,971
6.50%, 5/1/2025 (a)	3,161,000	3,277,799
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	3,486,000	3,020,061
4.25%, 2/15/2030 (a)	3,157,000	2,887,645
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	416,000	405,629
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	5,055,970	4,945,295
5.63%, 8/15/2029 (a)	8,460,000	7,908,239
		146,245,039

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
COAL — 0.1%
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	$40,000	$39,670
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	4,383,000	4,135,448
		4,175,118
COMMERCIAL SERVICES — 4.5%
ADT Security Corp. 4.13%, 8/1/2029 (a)	6,156,000	5,718,432
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a) (b)	3,797,000	3,672,079
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	6,015,000	5,804,234
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a)	9,032,000	7,975,437
6.63%, 7/15/2026 (a)	13,489,500	13,659,063
9.75%, 7/15/2027 (a)	8,492,500	8,777,084
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l:
4.63%, 6/1/2028 (a)	5,901,000	5,519,913
4.63%, 6/1/2028 (a)	8,486,000	8,014,348
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	2,951,000	2,877,550
Aptim Corp. 7.75%, 6/15/2025 (a)	2,488,000	1,978,881
APX Group, Inc.:
5.75%, 7/15/2029 (a) (b)	5,659,000	5,170,006
6.75%, 2/15/2027 (a)	4,400,000	4,497,768
ASGN, Inc. 4.63%, 5/15/2028 (a)	3,619,000	3,531,963
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	2,952,000	2,836,193
5.38%, 3/1/2029 (a) (b)	3,850,000	3,792,096
Block, Inc.:
2.75%, 6/1/2026 (a)	6,118,000	5,785,487
3.50%, 6/1/2031 (a) (b)	6,020,000	5,535,450
Brink's Co. 4.63%, 10/15/2027 (a)	5,605,000	5,455,907
Cimpress PLC 7.00%, 6/15/2026 (a)	5,079,000	4,834,903
CoreCivic, Inc. 8.25%, 4/15/2026	3,355,000	3,469,976
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,264,000	4,016,773
Deluxe Corp. 8.00%, 6/1/2029 (a)	4,394,000	4,467,687
Security Description	Principal Amount	Value
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	$5,989,000	$5,736,923
6.00%, 6/1/2029 (a)	4,785,000	4,303,868
9.50%, 11/1/2027 (a)	4,752,000	4,878,118
Gartner, Inc.:
3.63%, 6/15/2029 (a)	3,618,000	3,424,329
3.75%, 10/1/2030 (a)	5,512,000	5,175,548
4.50%, 7/1/2028 (a)	3,602,000	3,590,402
Grand Canyon University 4.13%, 10/1/2024 (b)	1,839,000	1,814,118
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	2,712,000	2,583,072
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	7,957,000	8,066,966
Hertz Corp.:
4.63%, 12/1/2026 (a)	4,199,000	3,924,050
5.00%, 12/1/2029 (a)	7,649,000	6,957,683
IHS Markit, Ltd.:
4.25%, 5/1/2029	15,000	15,139
4.75%, 2/15/2025 (a)	20,000	20,532
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	3,526,000	3,313,700
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	7,489,000	7,183,748
5.75%, 11/1/2028 (a) (b)	7,651,000	6,912,908
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	4,157,000	4,097,513
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 7/15/2029 (a)	3,924,000	3,912,777
4.75%, 7/15/2031 (a)	4,123,000	4,117,104
5.63%, 10/1/2028 (a)	7,265,000	7,315,782
5.88%, 10/1/2030 (a)	7,997,000	8,015,473
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	1,129,000	1,094,249
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a) (b)	2,730,000	2,627,434
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a) (b)	6,946,000	6,369,343
5.25%, 4/15/2024 (a)	4,957,000	5,078,694
5.75%, 4/15/2026 (a)	10,791,000	11,005,741
6.25%, 1/15/2028 (a) (b)	9,709,000	9,508,606
PROG Holdings, Inc. 6.00%, 11/15/2029 (a) (b)	4,481,000	4,157,248
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	151,000	153,174
S&P Global, Inc. 4.25%, 5/1/2029 (a)	103,000	108,384
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	5,102,000	5,328,784
9.25%, 4/15/2025 (a)	7,561,000	8,385,905

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Service Corp. International:
3.38%, 8/15/2030	$5,971,000	$5,393,783
4.00%, 5/15/2031	4,720,000	4,403,760
4.63%, 12/15/2027	3,599,000	3,649,818
5.13%, 6/1/2029	5,401,000	5,501,081
Sotheby's 7.38%, 10/15/2027 (a) (b)	5,382,000	5,524,085
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	2,511,000	2,323,679
United Rentals North America, Inc.:
3.75%, 1/15/2032	4,441,000	4,141,988
3.88%, 2/15/2031 (b)	6,932,000	6,554,691
4.00%, 7/15/2030 (b)	5,165,000	4,945,849
4.88%, 1/15/2028	9,285,000	9,433,281
5.25%, 1/15/2030	4,830,000	4,979,875
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	7,985,000	8,311,107
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	6,790,000	6,825,648
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	4,052,000	3,292,898
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	3,831,000	3,740,167
		345,590,255
COMPUTERS — 1.1%
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	3,902,000	3,769,488
4.00%, 7/1/2029 (a) (b)	2,374,000	2,318,615
Condor Merger Sub, Inc. 7.38%, 2/15/2030 (a) (b)	13,590,000	13,032,810
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	3,636,000	3,445,728
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	4,043,000	3,708,401
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	6,297,000	6,422,562
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	6,613,000	3,159,493
NCR Corp.:
5.00%, 10/1/2028 (a)	4,455,000	4,268,915
5.13%, 4/15/2029 (a)	8,897,000	8,556,601
5.75%, 9/1/2027 (a)	4,996,000	5,007,641
6.13%, 9/1/2029 (a)	4,969,000	4,981,820
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	1,634,000	1,615,095
8.25%, 2/1/2028 (a)	5,500,000	5,623,805
Seagate HDD Cayman:
3.13%, 7/15/2029	3,410,000	3,061,089
3.38%, 7/15/2031	4,032,000	3,589,609
4.09%, 6/1/2029	3,865,000	3,746,808
Security Description	Principal Amount	Value
4.13%, 1/15/2031	$1,578,000	$1,495,407
4.88%, 3/1/2024	99,000	101,915
Vericast Corp. 11.00%, 9/15/2026 (a) (b)	10,434,780	10,184,554
		88,090,356
COSMETICS/PERSONAL CARE — 0.4%
Coty, Inc.:
5.00%, 4/15/2026 (a)	8,246,000	8,031,686
6.50%, 4/15/2026 (a) (b)	2,556,000	2,557,585
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a)	4,418,000	4,137,015
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	3,912,000	3,598,884
5.50%, 6/1/2028 (a) (b)	6,542,000	6,511,907
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	3,714,000	2,992,407
		27,829,484
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	3,864,000	3,715,197
Avient Corp. 5.75%, 5/15/2025 (a)	4,072,000	4,180,071
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a) (b)	3,209,000	3,025,766
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	7,041,000	6,589,954
IAA, Inc. 5.50%, 6/15/2027 (a) (b)	3,394,000	3,410,563
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	4,445,000	4,500,518
Ritchie Bros Holdings, Inc. 4.75%, 12/15/2031 (a)	2,192,000	2,137,441
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	2,540,000	2,540,254
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	4,792,000	3,150,500
9.00%, 11/15/2026 (a)	179,000	110,941
REGS, 13.13%, 11/15/2027 (a)	3,245,000	1,394,376
		34,755,581
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AG Issuer LLC 6.25%, 3/1/2028 (a)	5,429,000	5,430,466
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	6,521,000	5,762,543
3.63%, 10/1/2031 (a) (b)	6,324,000	5,428,016
Credit Acceptance Corp. 5.13%, 12/31/2024 (a)	52,000	52,324

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	$7,924,000	$6,813,214
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	5,514,500	5,698,960
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	11,824,970	10,751,972
goeasy, Ltd. 5.38%, 12/1/2024 (a)	4,927,000	4,915,816
Home Point Capital, Inc. 5.00%, 2/1/2026 (a) (b)	3,547,000	2,906,837
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	4,777,000	4,525,157
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	6,312,000	6,055,480
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	5,150,000	4,565,733
6.50%, 11/1/2025 (a)	6,091,000	5,758,370
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	5,658,000	5,368,593
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	9,228,000	8,698,128
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	4,402,000	4,071,982
5.50%, 8/15/2028 (a)	5,557,000	5,351,724
5.75%, 11/15/2031 (a) (b)	4,066,000	3,878,110
6.00%, 1/15/2027 (a)	6,687,000	6,812,515
Navient Corp.:
4.88%, 3/15/2028 (b)	4,639,000	4,269,457
5.00%, 3/15/2027	5,158,000	4,932,802
5.50%, 3/15/2029	6,558,000	6,128,713
6.75%, 6/25/2025	3,267,000	3,358,574
6.75%, 6/15/2026	5,534,000	5,685,798
7.25%, 9/25/2023	330	343
NFP Corp.:
4.88%, 8/15/2028 (a)	3,618,000	3,466,840
6.88%, 8/15/2028 (a)	13,524,000	12,913,662
OneMain Finance Corp.:
3.50%, 1/15/2027	5,228,000	4,841,076
3.88%, 9/15/2028	3,714,000	3,362,210
4.00%, 9/15/2030 (b)	7,291,800	6,434,795
5.38%, 11/15/2029	6,138,000	5,973,256
5.63%, 3/15/2023	4,813,000	4,904,303
6.13%, 3/15/2024	10,612,000	10,872,949
6.63%, 1/15/2028	6,675,000	6,991,328
6.88%, 3/15/2025	9,209,000	9,682,158
7.13%, 3/15/2026	10,758,000	11,500,625
8.88%, 6/1/2025	4,681,000	4,934,570
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	4,711,000	4,041,755
5.38%, 10/15/2025 (a)	3,729,000	3,685,557
5.75%, 9/15/2031 (a)	4,745,000	4,248,720
Security Description	Principal Amount	Value
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	$8,125,000	$7,471,750
3.63%, 3/1/2029 (a)	6,003,000	5,484,881
3.88%, 3/1/2031 (a)	7,496,000	6,713,493
4.00%, 10/15/2033 (a)	5,031,000	4,412,589
SLM Corp.:
3.13%, 11/2/2026	2,511,000	2,330,057
4.20%, 10/29/2025	3,223,000	3,198,215
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	5,737,000	5,562,194
5.50%, 4/15/2029 (a)	5,031,000	4,484,935
5.75%, 6/15/2027 (a) (b)	4,504,000	4,185,792
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38%, 2/1/2030 (a)	7,310,000	6,879,222
		275,798,559
ELECTRIC — 2.3%
Algonquin Power & Utilities Corp. 5 year CMT + 3.25%, 4.75%, 1/18/2082 (c)	4,330,000	4,050,975
Calpine Corp.:
3.75%, 3/1/2031 (a)	6,071,000	5,439,920
4.50%, 2/15/2028 (a)	7,965,500	7,772,735
4.63%, 2/1/2029 (a)	4,101,000	3,794,778
5.00%, 2/1/2031 (a)	5,249,000	4,780,527
5.13%, 3/15/2028 (a) (b)	15,159,500	14,461,708
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	5,735,000	5,371,974
4.75%, 3/15/2028 (a) (b)	5,195,000	5,220,923
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	3,445,000	3,491,025
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38%, 12/30/2030 (a)	5,107,000	3,566,218
FirstEnergy Corp.:
2.65%, 3/1/2030	3,392,000	3,083,532
Series B, 4.40%, 7/15/2027	9,115,000	9,175,432
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (a)	2,429,000	2,260,670
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	1,877,000	1,855,321
4.25%, 7/15/2024 (a)	3,926,000	3,975,546
4.25%, 9/15/2024 (a)	163,000	164,865
4.50%, 9/15/2027 (a) (b)	3,984,500	3,971,431
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	4,729,000	4,211,931
3.63%, 2/15/2031 (a)	6,574,000	5,791,694
3.88%, 2/15/2032 (a)	7,133,000	6,300,365

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 6/15/2029 (a)	$7,351,000	$7,181,412
5.75%, 1/15/2028 (a)	840	854
5.75%, 1/15/2028	6,270,000	6,373,768
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	4,260,000	4,191,883
PG&E Corp.:
5.00%, 7/1/2028 (b)	7,618,000	7,361,350
5.25%, 7/1/2030	5,920,000	5,735,237
Pike Corp. 5.50%, 9/1/2028 (a)	2,076,000	1,953,391
Talen Energy Supply LLC:
7.25%, 5/15/2027 (a) (b)	5,275,000	4,925,215
10.50%, 1/15/2026 (a)	5,133,000	1,273,138
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	8,872,000	8,382,887
5.00%, 7/31/2027 (a)	10,726,000	10,547,948
5.50%, 9/1/2026 (a)	8,785,000	8,830,331
5.63%, 2/15/2027 (a)	8,403,000	8,398,714
		173,897,698
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a) (b)	6,110,000	5,346,861
4.75%, 6/15/2028 (a)	7,099,000	6,456,541
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	9,986,000	10,384,441
7.25%, 6/15/2028 (a)	8,957,000	9,507,766
		31,695,609
ELECTRONICS — 0.4%
II-VI, Inc. 5.00%, 12/15/2029 (a)	6,952,000	6,826,099
Imola Merger Corp. 4.75%, 5/15/2029 (a)	13,453,000	12,954,566
Sensata Technologies B.V. 4.00%, 4/15/2029 (a)	5,928,000	5,642,982
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	5,684,000	5,265,544
TTM Technologies, Inc. 4.00%, 3/1/2029 (a) (b)	3,390,000	3,159,853
		33,849,044
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	4,859,000	5,000,786
Renewable Energy Group, Inc. 5.88%, 6/1/2028 (a)	2,985,000	3,210,696
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	125	125
4.75%, 1/15/2030 (a)	4,571,000	4,461,250
5.00%, 1/31/2028 (a)	4,792,000	4,779,253
		17,452,110
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.4%
AECOM 5.13%, 3/15/2027	$299,000	$305,748
Artera Services LLC 9.03%, 12/4/2025 (a)	6,768,057	6,764,064
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	7,425,000	6,907,032
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	40,000	38,682
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	5,548,000	5,229,267
Fluor Corp. 4.25%, 9/15/2028 (b)	4,000,000	3,943,480
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028 (a)	138,000	136,241
TopBuild Corp. 4.13%, 2/15/2032 (a)	3,986,000	3,618,292
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	2,827,000	2,643,386
		29,586,192
ENTERTAINMENT — 3.4%
Affinity Gaming 6.88%, 12/15/2027 (a)	4,702,000	4,593,149
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	5,186,000	5,119,879
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a) (b)	6,335,000	6,160,027
10.00%, 6/15/2026 (a)	9,754,434	8,751,971
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,828,400	3,690,769
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	9,596,000	8,999,992
6.25%, 7/1/2025 (a)	21,776,000	22,507,020
8.13%, 7/1/2027 (a) (b)	11,055,000	11,857,704
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	6,273,000	6,418,659
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	5,600,000	5,659,920
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	2,966,000	2,936,459
5.50%, 5/1/2025 (a)	6,940,000	7,128,490
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	4,711,000	4,569,717
5.50%, 4/1/2027 (a)	3,906,000	3,953,497
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	4,218,000	3,940,582

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
International Game Technology PLC:
4.13%, 4/15/2026 (a)	$3,793,000	$3,745,474
5.25%, 1/15/2029 (a)	7,343,000	7,326,478
6.25%, 1/15/2027 (a)	4,816,000	5,041,678
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	2,175,000	2,204,754
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	5,841,000	5,629,731
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	3,948,000	3,718,384
4.75%, 10/15/2027 (a) (b)	7,836,000	7,641,902
6.50%, 5/15/2027 (a)	7,229,000	7,694,186
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	5,424,000	5,007,708
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a) (b)	53,000	54,317
8.00%, 2/1/2026 (a)	10,940,000	10,755,333
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	4,275,000	4,729,860
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	4,299,000	3,700,966
5.88%, 9/1/2031 (a)	8,355,000	7,153,802
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	5,420,000	4,910,357
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (a)	5,103,000	5,028,496
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	9,660,000	9,901,500
7.00%, 5/15/2028 (a)	5,041,000	5,227,517
7.25%, 11/15/2029 (a)	4,322,000	4,528,808
8.25%, 3/15/2026 (a)	8,070,000	8,402,888
8.63%, 7/1/2025 (a)	4,254,000	4,477,335
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	2,979,000	2,845,005
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a) (b)	2,163,000	2,160,361
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	4,730,000	4,951,411
Security Description	Principal Amount	Value
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	$2,974,000	$3,077,703
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	4,112,000	3,691,260
3.75%, 12/1/2029 (a)	4,776,000	4,477,978
3.88%, 7/15/2030 (a)	2,836,000	2,705,629
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	4,548,000	4,729,602
REGS, 5.13%, 10/1/2029 (a)	6,212,000	5,847,293
		257,655,551
ENVIRONMENTAL CONTROL — 0.8%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	3,518,000	3,533,866
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	4,614,000	4,404,524
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	4,208,000	3,952,070
3.75%, 8/1/2025 (a)	4,470,000	4,384,087
4.00%, 8/1/2028 (a) (b)	4,669,000	4,293,939
4.25%, 6/1/2025 (a)	3,369,000	3,340,835
4.38%, 8/15/2029 (a)	3,303,000	3,076,678
4.75%, 6/15/2029 (a)	5,870,000	5,598,395
5.13%, 12/15/2026 (a)	3,361,000	3,390,678
Harsco Corp. 5.75%, 7/31/2027 (a)	5,089,000	4,927,017
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	5,958,000	5,494,051
5.88%, 6/30/2029 (a)	8,263,000	7,408,688
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	4,241,000	3,974,623
5.38%, 7/15/2024 (a)	2,580,000	2,629,665
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	3,800,000	3,587,276
		63,996,392
FOOD — 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	6,555,000	6,192,509
3.50%, 2/15/2023 (a)	1,239,000	1,240,152
3.50%, 3/15/2029 (a)	10,697,000	9,656,396
4.63%, 1/15/2027 (a)	11,974,500	11,589,520
4.88%, 2/15/2030 (a)	7,651,000	7,423,459
5.88%, 2/15/2028 (a)	6,202,500	6,192,762
7.50%, 3/15/2026 (a)	3,543,000	3,749,628
B&G Foods, Inc.:
5.25%, 4/1/2025	8,601,000	8,416,767
5.25%, 9/15/2027 (b)	2,872,018	2,742,978
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	3,773,000	3,648,868

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	$3,413,000	$3,752,218
Kraft Heinz Foods Co. 3.88%, 5/15/2027	6,820,000	6,925,846
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	7,707,000	7,198,107
4.38%, 1/31/2032 (a)	3,958,000	3,695,703
4.88%, 5/15/2028 (a) (b)	5,086,000	5,086,000
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	8,325,000	7,580,579
5.50%, 10/15/2027 (a)	8,358,000	8,318,132
Pilgrim's Pride Corp.:
3.50%, 3/1/2032 (a)	6,513,000	5,694,055
4.25%, 4/15/2031 (a)	5,502,000	5,087,865
5.88%, 9/30/2027 (a)	6,220,000	6,287,985
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	11,097,000	9,835,160
4.63%, 4/15/2030 (a)	12,027,000	10,845,828
5.50%, 12/15/2029 (a)	13,671,000	13,158,611
5.63%, 1/15/2028 (a) (b)	6,611,000	6,492,795
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	82,000	68,064
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	5,548,000	5,202,526
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	2,916,000	2,440,925
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	4,024,000	4,123,715
US Foods, Inc.:
4.63%, 6/1/2030 (a)	3,977,000	3,684,333
4.75%, 2/15/2029 (a)	5,793,000	5,540,831
6.25%, 4/15/2025 (a)	7,135,000	7,343,413
		189,215,730
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	2,865,000	2,879,612
5.00%, 2/1/2028 (a) (b)	8,430,000	8,176,594
6.38%, 5/1/2025 (a)	10,463,000	10,745,292
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	3,173,000	3,268,031
		25,069,529
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a) (b)	4,679,000	4,693,739
Glatfelter Corp. 4.75%, 11/15/2029 (a)	5,867,000	5,000,326
Mercer International, Inc. 5.13%, 2/1/2029	4,277,000	4,127,348
		13,821,413
Security Description	Principal Amount	Value
GAS — 0.0% (d)
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	$88,000	$88,122
5.75%, 5/20/2027	701,000	698,540
		786,662
HEALTH CARE PRODUCTS — 0.9%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	5,152,000	4,871,113
4.63%, 7/15/2028 (a)	10,322,000	10,194,523
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,388,000	4,096,330
Mozart Debt Merger Sub, Inc.:
3.88%, 4/1/2029 (a)	30,206,000	27,939,040
5.25%, 10/1/2029 (a) (b)	17,875,000	16,630,721
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	2,353,000	2,298,811
4.63%, 11/15/2027	2,686,000	2,723,550
		68,754,088
HEALTH CARE SERVICES — 6.1%
Air Methods Corp. 8.00%, 5/15/2025 (a) (b)	3,387,000	2,929,484
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	3,459,750	3,147,335
3.50%, 4/1/2030 (a)	3,812,000	3,501,779
5.00%, 7/15/2027 (a)	3,106,000	3,145,570
Centene Corp.:
2.45%, 7/15/2028	16,412,000	14,994,003
2.50%, 3/1/2031	14,027,000	12,420,768
2.63%, 8/1/2031	7,528,000	6,702,404
3.00%, 10/15/2030	13,521,000	12,457,168
3.38%, 2/15/2030 (b)	11,491,000	10,823,603
4.25%, 12/15/2027	16,326,500	16,389,357
4.63%, 12/15/2029	22,814,000	23,049,441
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	2,536,000	2,394,593
4.00%, 3/15/2031 (a) (b)	3,931,000	3,711,375
4.25%, 5/1/2028 (a)	3,495,000	3,416,467
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	9,040,000	8,542,800
5.25%, 5/15/2030 (a)	11,768,000	11,302,576
5.63%, 3/15/2027 (a)	11,547,000	11,765,700
6.00%, 1/15/2029 (a)	5,590,000	5,654,341
6.13%, 4/1/2030 (a) (b)	9,303,000	8,679,978
6.88%, 4/1/2028 (a) (b)	6,840,000	6,210,378
6.88%, 4/15/2029 (a) (b)	11,518,000	11,276,007
8.00%, 3/15/2026 (a)	16,513,000	17,222,068
8.00%, 12/15/2027 (a) (b)	4,062,000	4,307,954
DaVita, Inc.:
3.75%, 2/15/2031 (a)	11,384,500	9,986,028

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 6/1/2030 (a)	$19,410,250	$18,141,014
Encompass Health Corp.:
4.50%, 2/1/2028	5,199,000	5,095,696
4.75%, 2/1/2030	4,656,000	4,480,143
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	7,602,000	3,670,474
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	3,889,000	3,867,027
HCA, Inc.:
3.50%, 9/1/2030	17,834,000	17,216,052
5.38%, 9/1/2026	5,517,500	5,811,969
5.63%, 9/1/2028	9,915,000	10,718,313
5.88%, 2/1/2029	6,933,000	7,601,896
IQVIA, Inc. 5.00%, 5/15/2027 (a)	6,246,000	6,318,641
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	4,270,000	4,130,243
6.75%, 4/15/2025 (a)	5,140,000	5,312,910
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a) (b)	2,106,000	1,992,255
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	2,974,000	2,771,500
ModivCare, Inc. 5.88%, 11/15/2025 (a)	3,950,000	3,990,606
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	4,072,000	3,931,760
3.88%, 5/15/2032 (a)	4,095,000	3,898,645
4.38%, 6/15/2028 (a)	4,088,000	4,041,560
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	6,567,000	6,736,035
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	4,717,000	4,739,547
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	10,911,000	11,423,271
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	4,406,000	4,309,156
Select Medical Corp. 6.25%, 8/15/2026 (a)	8,046,000	8,310,794
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	3,330,000	3,506,024
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	3,763,000	3,476,673
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	9,225,000	8,872,236
4.38%, 1/15/2030 (a)	11,248,000	10,806,741
4.63%, 7/15/2024	5,083,000	5,106,331
4.63%, 9/1/2024 (a)	6,724,000	6,773,085
4.63%, 6/15/2028 (a)	4,046,000	3,984,703
4.88%, 1/1/2026 (a)	12,607,000	12,757,023
5.13%, 11/1/2027 (a)	9,457,000	9,505,798
6.13%, 10/1/2028 (a)	17,561,000	17,849,879
6.25%, 2/1/2027 (a)	9,405,000	9,659,499
Security Description	Principal Amount	Value
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	$5,053,000	$4,996,154
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	6,716,929	6,413,928
		466,248,758
HOME BUILDERS — 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC:
4.88%, 2/15/2030 (a)	3,381,000	3,027,922
6.25%, 9/15/2027 (a)	6,516,000	6,383,921
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	3,929,000	3,528,242
6.75%, 6/1/2027	4,544,000	4,718,399
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	4,254,000	3,994,676
5.25%, 12/15/2027 (a)	2,879,000	2,845,719
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	2,325,000	2,369,082
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	3,618,800	3,537,667
5.88%, 6/15/2027 (a)	3,989,000	4,150,275
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	5,529,000	4,865,354
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	3,277,000	3,213,557
		42,634,814
HOME FURNISHINGS — 0.2%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	5,761,000	4,940,346
4.00%, 4/15/2029 (a)	7,684,000	7,010,113
		11,950,459
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,854,000	5,412,726
Central Garden & Pet Co. 4.13%, 10/15/2030 (b)	4,448,000	4,038,829
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a) (b)	3,817,000	3,072,265
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	3,580,000	3,154,338
5.75%, 7/15/2025	65,000	66,191
		15,744,349
HOUSEWARES — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	5,197,000	5,364,447
Newell Brands, Inc. 4.88%, 6/1/2025	2,159,000	2,230,441

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031 (a)	$24,000	$21,018
4.00%, 4/1/2031 (b)	530,000	464,137
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	4,051,000	3,470,694
		11,550,737
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	6,906,000	6,277,485
6.00%, 8/1/2029 (a)	5,217,000	4,828,855
7.00%, 11/15/2025 (a)	4,711,000	4,700,589
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	4,370,000	4,214,734
6.75%, 10/15/2027 (a)	7,178,000	7,097,391
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	3,120,000	2,980,442
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	4,549,000	4,187,309
7.00%, 8/15/2025 (a)	1,869,000	1,867,299
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	3,756,000	3,503,334
Enstar Finance LLC 5 year CMT + 4.01%, 5.50%, 1/15/2042 (c)	3,335,000	3,172,219
Global Atlantic Fin Co. 5 year CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	5,141,000	4,848,631
HUB International, Ltd.:
5.63%, 12/1/2029 (a) (b)	4,889,000	4,765,357
7.00%, 5/1/2026 (a)	12,149,000	12,298,068
Liberty Mutual Group, Inc. 5 Year USD + 3.32%, 4.13%, 12/15/2051 (a) (b) (c)	3,023,000	2,828,954
MGIC Investment Corp. 5.25%, 8/15/2028	4,525,000	4,473,370
Radian Group, Inc. 6.63%, 3/15/2025	2,354,000	2,475,513
Sagicor Financial Co., Ltd. 5.30%, 5/13/2028 (a) (b)	2,417,000	2,418,474
USI, Inc. 6.88%, 5/1/2025 (a)	2,713,500	2,719,226
		79,657,250
INTERNET — 2.1%
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	5,317,000	4,502,223
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	5,994,000	5,580,234
6.13%, 12/1/2028 (a)	3,003,000	2,770,147
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	2,836,000	2,713,882
Security Description	Principal Amount	Value
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (a)	$4,294,000	$3,701,342
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	3,508,000	3,228,658
5.25%, 12/1/2027 (a)	3,981,000	4,002,099
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	6,001,000	5,194,406
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a) (b)	4,588,000	4,130,852
4.13%, 8/1/2030 (a) (b)	2,519,000	2,360,404
4.63%, 6/1/2028 (a)	3,025,000	2,930,560
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	6,686,000	6,332,979
Netflix, Inc.:
3.63%, 6/15/2025 (a)	3,218,000	3,229,681
4.88%, 4/15/2028	11,075,000	11,563,186
4.88%, 6/15/2030 (a) (b)	4,741,000	5,055,139
5.38%, 11/15/2029 (a)	6,339,000	6,871,666
5.88%, 11/15/2028	10,702,000	11,795,209
6.38%, 5/15/2029	5,071,000	5,744,023
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	891,000	890,154
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a) (b)	6,502,000	6,184,052
Rakuten Group, Inc.:
5 year CMT + 4.56%, 5.13%, 4/22/2026 (a) (b) (c)	4,490,000	4,134,437
5 year CMT + 4.97%, 6.25%, 4/22/2031 (a) (b) (c)	6,870,000	6,599,253
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	3,533,000	3,652,380
Twitter, Inc.:
3.88%, 12/15/2027 (a) (b)	5,245,000	5,093,367
5.00%, 3/1/2030 (a)	6,406,000	6,378,903
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	9,791,000	9,179,258
6.25%, 1/15/2028 (a) (b)	2,560,000	2,644,915
7.50%, 5/15/2025 (a)	6,667,000	6,956,348
7.50%, 9/15/2027 (a)	6,834,000	7,292,151
8.00%, 11/1/2026 (a)	10,000,000	10,625,100
		161,337,008
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	8,413,000	7,908,472
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	5,509,000	5,052,139
4.75%, 9/15/2024	7,128,000	7,163,711
5.25%, 5/15/2027	11,773,000	11,563,794
6.25%, 5/15/2026	8,264,000	8,480,600

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 12/15/2025	$5,926,000	$6,011,927
		46,180,643
IRON/STEEL — 0.5%
ArcelorMittal SA 4.25%, 7/16/2029 (b)	18,000	18,301
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	3,784,000	3,950,004
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	3,956,000	4,155,224
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	4,032,000	3,980,995
4.88%, 3/1/2031 (a) (b)	3,399,000	3,360,489
5.88%, 6/1/2027 (b)	2,873,000	2,950,111
6.75%, 3/15/2026 (a)	5,694,000	5,997,490
9.88%, 10/17/2025 (a)	4,050,000	4,511,417
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	4,396,000	4,541,156
United States Steel Corp. 6.88%, 3/1/2029 (b)	5,565,000	5,790,939
		39,256,126
LEISURE TIME — 2.6%
Carnival Corp.:
4.00%, 8/1/2028 (a)	16,466,000	15,348,288
5.75%, 3/1/2027 (a)	20,986,000	20,003,226
6.00%, 5/1/2029 (a)	13,022,000	12,270,761
7.63%, 3/1/2026 (a)	10,444,000	10,514,601
9.88%, 8/1/2027 (a)	6,852,000	7,575,160
10.50%, 2/1/2026 (a)	6,227,000	6,927,973
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	139,000	130,495
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	4,693,000	4,659,633
Life Time, Inc. 5.75%, 1/15/2026 (a)	6,476,000	6,468,553
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	4,353,000	3,873,735
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	2,471,500	2,329,265
5.88%, 3/15/2026 (a)	10,637,000	10,110,681
5.88%, 2/15/2027 (a)	6,561,000	6,479,184
7.75%, 2/15/2029 (a) (b)	4,330,000	4,385,814
NCL Finance, Ltd. 6.13%, 3/15/2028 (a) (b)	4,445,000	4,131,316
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	3,289,000	2,935,038
4.25%, 7/1/2026 (a)	3,450,000	3,211,812
5.38%, 7/15/2027 (a)	7,176,000	6,858,318
5.50%, 8/31/2026 (a) (b)	6,701,000	6,511,563
5.50%, 4/1/2028 (a) (b)	8,790,000	8,399,109
9.13%, 6/15/2023 (a)	9,849,000	10,266,007
10.88%, 6/1/2023 (a)	6,786,000	7,228,447
Security Description	Principal Amount	Value
11.50%, 6/1/2025 (a)	$11,874,000	$13,042,758
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	5,720,000	5,217,841
7.00%, 2/15/2029 (a)	3,139,000	2,893,279
13.00%, 5/15/2025 (a)	5,422,000	6,018,908
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	3,884,000	3,572,542
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	5,490,000	5,112,123
		196,476,430
LODGING — 2.5%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	7,041,000	7,005,584
4.75%, 6/15/2031 (a)	5,575,000	5,371,234
8.63%, 6/1/2025 (a)	164,000	172,479
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	1,874,000	1,777,377
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	8,957,250	8,098,877
3.75%, 5/1/2029 (a)	4,651,000	4,370,870
4.00%, 5/1/2031 (a)	7,032,000	6,637,786
4.88%, 1/15/2030	7,117,000	7,110,524
5.38%, 5/1/2025 (a)	4,142,000	4,237,597
5.75%, 5/1/2028 (a)	2,439,000	2,524,072
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	3,491,000	3,248,375
5.00%, 6/1/2029 (a)	6,248,000	5,962,404
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027 (b)	3,198,500	3,223,352
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	2,642,000	2,496,452
6.13%, 9/15/2025 (a)	75,000	76,982
Melco Resorts Finance, Ltd.:
5.38%, 12/4/2029 (a)	6,549,000	5,587,607
5.75%, 7/21/2028 (a)	6,830,000	6,018,323
Series REGS, 4.88%, 6/6/2025	5,987,000	5,505,825
Series REGS, 5.25%, 4/26/2026 (b)	2,947,000	2,687,546
Series REGS, 5.63%, 7/17/2027 (b)	4,331,000	3,905,869
MGM China Holdings, Ltd.:
4.75%, 2/1/2027 (a)	6,857,000	5,997,132
5.25%, 6/18/2025 (a) (b)	2,698,000	2,482,915
5.38%, 5/15/2024 (a)	5,403,000	5,077,469
5.88%, 5/15/2026 (a)	5,104,000	4,669,394

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MGM Resorts International:
4.75%, 10/15/2028	$5,981,500	$5,782,675
5.50%, 4/15/2027	3,923,000	3,977,765
5.75%, 6/15/2025	4,952,000	5,067,679
6.75%, 5/1/2025	6,524,000	6,745,294
Station Casinos LLC:
4.50%, 2/15/2028 (a)	5,434,000	5,161,268
4.63%, 12/1/2031 (a)	3,637,000	3,318,472
Studio City Finance, Ltd.:
5.00%, 1/15/2029 (a)	7,711,000	5,959,369
6.00%, 7/15/2025 (a)	2,829,000	2,590,176
6.50%, 1/15/2028 (a) (b)	3,862,000	3,323,097
Travel + Leisure Co.:
4.50%, 12/1/2029 (a)	3,923,000	3,643,996
6.63%, 7/31/2026 (a)	6,731,000	7,052,001
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	4,777,000	4,896,377
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	2,375,000	2,286,032
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	14,000	13,955
5.50%, 3/1/2025 (a)	11,000	11,004
REGS, 5.25%, 5/15/2027 (a) (b)	5,726,000	5,540,249
Wynn Macau, Ltd.:
5.13%, 12/15/2029 (a) (b)	4,316,000	3,659,062
5.50%, 1/15/2026 (a)	6,472,000	5,834,702
5.63%, 8/26/2028 (a)	8,496,000	7,336,381
4.88%, 10/1/2024 (a) (b)	3,734,000	3,465,227
REGS, 5.50%, 10/1/2027 (a) (b)	5,763,000	4,992,314
		194,903,140
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.00%, 5/15/2029 (a)	3,438,000	3,302,887
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	4,932,000	4,501,288
Weir Group PLC 2.20%, 5/13/2026 (a)	4,900,000	4,598,258
		12,402,433
MACHINERY-DIVERSIFIED — 0.3%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	4,206,000	3,919,571
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	152,000	158,080
Redwood Star Merger Sub, Inc. 8.75%, 4/1/2030 (a) (e)	3,375,000	3,231,124
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	3,065,000	3,048,204
Security Description	Principal Amount	Value
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	$10,593,000	$10,512,599
		20,869,578
MEDIA — 8.6%
Altice Financing SA:
5.00%, 1/15/2028 (a)	9,589,000	8,607,949
5.75%, 8/15/2029 (a)	14,128,000	12,850,829
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	7,918,000	7,392,403
4.75%, 8/1/2025 (b)	7,293,000	7,281,623
Audacy Capital Corp. 6.75%, 3/31/2029 (a) (b)	3,438,000	3,210,542
Cable One, Inc. 4.00%, 11/15/2030 (a)	2,702,000	2,492,784
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	2,568,000	2,568,000
4.25%, 2/1/2031 (a)	18,061,000	16,462,240
4.25%, 1/15/2034 (a)	14,922,000	12,939,463
4.50%, 8/15/2030 (a)	15,379,500	14,440,889
4.50%, 5/1/2032	16,122,000	14,753,565
4.50%, 6/1/2033 (a)	12,853,000	11,535,567
4.75%, 3/1/2030 (a) (b)	19,855,000	19,084,626
4.75%, 2/1/2032 (a)	8,485,000	7,907,341
5.00%, 2/1/2028 (a)	20,272,000	20,074,145
5.13%, 5/1/2027 (a)	405,500	406,242
5.38%, 6/1/2029 (a)	10,604,000	10,584,595
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	97,833
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	6,961,500	5,866,247
4.50%, 11/15/2031 (a)	10,998,000	9,856,408
4.63%, 12/1/2030 (a)	14,553,500	12,159,158
5.00%, 11/15/2031 (a)	5,290,000	4,436,511
5.38%, 2/1/2028 (a)	8,360,000	8,117,644
5.75%, 1/15/2030 (a)	16,762,000	14,929,913
6.50%, 2/1/2029 (a) (b)	14,173,000	14,300,274
7.50%, 4/1/2028 (a)	10,328,500	10,149,404
4.13%, 12/1/2030 (a)	6,492,000	5,716,596
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	15,364,000	5,887,331
6.63%, 8/15/2027 (a)	8,222,000	1,700,063
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	28,011,000	27,613,804
DISH DBS Corp.:
5.13%, 6/1/2029	10,727,000	9,132,431
5.25%, 12/1/2026 (a)	21,099,000	20,132,033
5.75%, 12/1/2028 (a)	17,687,000	16,791,507
7.38%, 7/1/2028 (b)	8,158,000	7,740,800

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
GCI LLC 4.75%, 10/15/2028 (a)	$3,399,000	$3,325,140
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	10,549,000	10,090,224
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	4,563,000	4,238,023
7.00%, 5/15/2027 (a)	6,042,000	6,301,383
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	3,149,000	3,014,065
5.25%, 8/15/2027 (a)	5,574,000	5,515,975
6.38%, 5/1/2026	5,316,860	5,473,707
8.38%, 5/1/2027	11,596,498	11,987,996
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a) (b)	6,474,000	6,186,101
6.75%, 10/15/2027 (a)	7,314,000	7,506,504
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	5,444,000	5,175,339
8.00%, 8/1/2029 (a)	4,517,000	4,290,608
News Corp.:
3.88%, 5/15/2029 (a)	4,547,000	4,322,833
5.13%, 2/15/2032 (a) (b)	3,883,000	3,904,395
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	7,553,000	7,307,150
5.63%, 7/15/2027 (a)	11,370,000	11,512,921
Paramount Global:
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	586,000	590,395
5 year CMT + 4.00%, 6.38%, 3/30/2062	6,500,000	6,558,435
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	4,522,000	4,362,690
6.50%, 9/15/2028 (a) (b)	5,480,000	5,187,094
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	5,597,000	5,204,259
5.38%, 1/15/2031 (a)	1,263,000	1,213,453
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	4,478,500	4,484,994
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	5,217,000	4,654,503
5.50%, 3/1/2030 (a) (b)	4,122,000	3,578,308
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	5,941,000	5,619,117
3.88%, 9/1/2031 (a)	10,647,000	9,689,515
4.00%, 7/15/2028 (a)	14,076,000	13,387,402
4.13%, 7/1/2030 (a)	9,462,000	8,866,178
5.00%, 8/1/2027 (a)	11,913,000	11,918,599
5.50%, 7/1/2029 (a)	9,277,000	9,412,908
TEGNA, Inc.:
4.63%, 3/15/2028	6,514,000	6,482,016
4.75%, 3/15/2026 (a)	4,080,000	4,076,858
5.00%, 9/15/2029	6,508,000	6,543,664
Security Description	Principal Amount	Value
Telenet Finance Luxembourg Notes S.a.r.l. 5.50%, 3/1/2028 (a)	$7,000,000	$6,755,000
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	1,919,000	1,975,419
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	9,161,000	8,720,173
6.63%, 6/1/2027 (a)	9,416,000	9,866,367
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	8,508,000	7,989,863
UPC Holding B.V. 5.50%, 1/15/2028 (a)	3,571,000	3,527,434
Urban One, Inc. 7.38%, 2/1/2028 (a)	8,509,000	8,538,782
Videotron, Ltd.:
3.63%, 6/15/2029 (a)	3,374,000	3,132,320
5.13%, 4/15/2027 (a)	3,815,000	3,857,232
Virgin Media Finance PLC 5.00%, 7/15/2030 (a) (b)	6,208,000	5,867,740
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	6,523,000	6,080,284
5.50%, 5/15/2029 (a)	9,905,000	9,808,624
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	3,654,000	3,507,840
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	11,237,000	10,490,526
Ziggo B.V. 4.88%, 1/15/2030 (a)	7,839,000	7,379,243
Ziggo Bond Co. B.V. 5.13%, 2/28/2030 (a)	2,484,000	2,312,852
		659,013,211
METAL FABRICATE & HARDWARE — 0.0% (d)
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	4,201,000	3,921,339
MINING — 1.1%
Alcoa Nederland Holding B.V.:
4.13%, 3/31/2029 (a)	2,604,000	2,552,571
5.50%, 12/15/2027 (a)	4,708,000	4,875,887
6.13%, 5/15/2028 (a)	1,813,000	1,904,919
Arconic Corp.:
6.00%, 5/15/2025 (a)	5,670,000	5,808,235
6.13%, 2/15/2028 (a)	6,411,000	6,439,657
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	2,671,000	2,703,186
Constellium SE 3.75%, 4/15/2029 (a) (b)	2,877,000	2,581,992
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	9,792,000	9,251,482
4.50%, 9/15/2027 (a)	5,664,000	5,520,531
5.13%, 5/15/2024 (a)	4,854,000	4,952,342

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	$1,454,000	$1,413,172
4.50%, 4/1/2026 (a)	1,184,000	1,150,753
6.13%, 4/1/2029	3,029,000	3,120,536
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	5,110,000	4,604,877
4.63%, 3/1/2028 (a)	3,952,000	3,715,157
Novelis Corp.:
3.25%, 11/15/2026 (a)	7,242,000	6,918,717
3.88%, 8/15/2031 (a)	3,956,000	3,617,485
4.75%, 1/30/2030 (a)	11,267,000	10,945,214
		82,076,713
MISCELLANEOUS MANUFACTURER — 0.3%
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	3,421,000	3,405,742
12.25%, 11/15/2026 (a)	4,419,000	4,782,330
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	6,233,000	6,244,407
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	5,038,000	5,121,278
		19,553,757
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp. 4.63%, 3/15/2023	4,213,000	4,232,969
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	5,767,000	5,831,706
5.50%, 8/15/2028 (a) (b)	6,136,000	5,994,688
		16,059,363
OIL & GAS — 6.8%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	5,338,000	5,554,616
Antero Resources Corp.:
5.38%, 3/1/2030 (a)	3,975,000	4,059,588
7.63%, 2/1/2029 (a)	4,560,000	4,936,747
Apache Corp.:
4.25%, 1/15/2030 (b)	4,145,000	4,181,932
4.88%, 11/15/2027	163,000	168,156
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	6,007,000	6,166,546
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	6,177,000	6,656,150
California Resources Corp. 7.13%, 2/1/2026 (a)	2,508,000	2,611,881
Callon Petroleum Co.:
6.13%, 10/1/2024	100	100
8.00%, 8/1/2028 (a) (b)	5,296,000	5,607,034
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	4,000,000	4,150,600
Security Description	Principal Amount	Value
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	$3,681,000	$3,773,724
5.88%, 2/1/2029 (a)	3,539,000	3,656,282
6.75%, 4/15/2029 (a)	6,445,000	6,831,442
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	2,911,000	2,946,805
7.25%, 3/14/2027 (a)	4,098,000	4,321,710
Colgate Energy Partners III LLC 5.88%, 7/1/2029 (a)	4,420,000	4,559,672
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	9,455,000	9,313,364
6.75%, 3/1/2029 (a)	10,343,000	10,647,394
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	5,970,000	6,006,954
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	7,303,000	7,443,656
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	4,357,000	4,232,521
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	4,851,000	4,999,829
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.75%, 1/30/2028 (a)	6,334,000	6,535,358
6.63%, 7/15/2025 (a)	3,935,000	4,096,532
EQT Corp.:
3.13%, 5/15/2026 (a)	3,689,000	3,577,076
3.90%, 10/1/2027	7,723,300	7,707,622
6.63%, 2/1/2025	6,759,000	7,143,046
7.50%, 2/1/2030	5,825,000	6,753,854
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	4,077,686	4,250,172
Gulfport Energy Operating Corp. 6.38%, 5/15/2025	1,081,000	108
Harbour Energy PLC 5.50%, 10/15/2026 (a)	4,054,000	4,004,257
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	4,507,000	4,508,848
6.00%, 2/1/2031 (a)	5,002,000	5,057,322
6.25%, 11/1/2028 (a)	4,766,000	4,823,335
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	394,000	404,792
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	5,217,000	5,376,692
Laredo Petroleum, Inc. 9.50%, 1/15/2025	5,965,000	6,224,120
Matador Resources Co. 5.88%, 9/15/2026 (b)	6,393,000	6,513,764
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	6,281,000	6,367,552
7.13%, 2/1/2027 (a)	9,970,000	10,444,472

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	$6,154,000	$5,680,327
10.50%, 5/15/2027 (a)	3,361,000	3,294,553
Murphy Oil Corp.:
5.75%, 8/15/2025 (b)	2,541,000	2,592,963
5.88%, 12/1/2027 (b)	6,105,500	6,212,652
6.38%, 7/15/2028 (b)	6,581,000	6,860,298
6.88%, 8/15/2024 (b)	279,000	281,642
Nabors Industries, Inc.:
5.75%, 2/1/2025	3,183,462	3,098,464
7.38%, 5/15/2027 (a)	7,112,000	7,387,874
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	3,750,000	3,733,163
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	5,217,000	5,249,658
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	6,565,000	6,847,032
Occidental Petroleum Corp.:
3.20%, 8/15/2026	5,024,000	4,931,307
3.50%, 8/15/2029 (b)	9,234,000	9,096,783
5.50%, 12/1/2025	6,176,000	6,502,772
5.55%, 3/15/2026	7,036,000	7,473,287
5.88%, 9/1/2025	6,495,500	6,902,638
6.13%, 1/1/2031 (b)	7,641,000	8,596,125
6.38%, 9/1/2028	3,748,500	4,221,261
6.45%, 9/15/2036	12,555,000	14,754,510
6.63%, 9/1/2030	10,821,000	12,417,747
6.95%, 7/1/2024	4,041,000	4,338,216
7.50%, 5/1/2031	5,726,000	6,996,542
8.00%, 7/15/2025	3,684,000	4,136,027
8.50%, 7/15/2027	3,782,000	4,476,489
8.88%, 7/15/2030	8,476,000	10,898,865
Parkland Corp.:
4.50%, 10/1/2029 (a)	8,626,000	7,998,372
4.63%, 5/1/2030 (a)	6,629,000	6,161,655
5.88%, 7/15/2027 (a)	3,176,000	3,173,427
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	3,641,000	3,425,926
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	5,240,000	4,751,894
9.25%, 5/15/2025 (a)	9,282,000	9,550,064
6.00%, 2/15/2028 (b)	6,855,000	5,510,735
PDC Energy, Inc. 5.75%, 5/15/2026	4,272,000	4,330,911
Petrofac, Ltd.:
9.75%, 11/15/2026 (a)	3,378,000	3,088,607
9.75%, 11/15/2026	161,000	147,207
Puma International Financing SA:
5.00%, 1/24/2026 (a)	6,638,000	6,251,536
5.13%, 10/6/2024 (a)	4,907,000	4,682,407
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	4,223,000	4,195,931
5.00%, 3/15/2023	3,279,000	3,306,314
Security Description	Principal Amount	Value
8.25%, 1/15/2029	$4,133,000	$4,528,941
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	5,778,000	5,787,534
Southwestern Energy Co.:
4.75%, 2/1/2032	8,372,000	8,362,205
5.38%, 2/1/2029	5,525,000	5,606,715
5.38%, 3/15/2030	9,298,000	9,451,417
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	3,416,000	3,450,194
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	7,014,000	6,616,376
4.50%, 4/30/2030 (a)	6,045,000	5,574,880
6.00%, 4/15/2027	6,296,000	6,427,272
Talos Production, Inc. 12.00%, 1/15/2026	5,161,000	5,584,099
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	2,506,000	2,593,585
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	2,006,531	1,941,259
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	2,508,925	2,483,686
Transocean, Inc.:
7.50%, 1/15/2026 (a)	4,494,000	3,903,848
8.00%, 2/1/2027 (a)	4,156,000	3,521,420
11.50%, 1/30/2027 (a)	5,426,000	5,636,203
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	5,310,000	5,269,325
		516,910,765
OIL & GAS SERVICES — 0.5%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	5,124,000	5,054,672
6.88%, 4/1/2027 (a)	1,926,000	1,947,437
CGG SA 8.75%, 4/1/2027 (a) (b)	1,372,000	1,371,451
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	3,251,000	3,348,530
TechnipFMC PLC 6.50%, 2/1/2026 (a)	4,639,000	4,805,447
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	3,364,000	3,406,252
6.88%, 9/1/2027	6,266,000	6,299,398
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	4,426,000	4,561,126
8.63%, 4/30/2030 (a)	11,020,000	11,204,585
11.00%, 12/1/2024 (a)	221,000	229,484
		42,228,382
PACKAGING & CONTAINERS — 2.1%
ARD Finance SA 6.50%, 6/30/2027 (a)	9,267,803	8,467,065

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	$3,010,000	$2,732,177
4.00%, 9/1/2029 (a)	6,622,000	5,970,329
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	9,177,000	8,842,407
5.25%, 4/30/2025 (a)	4,887,000	4,884,899
5.25%, 8/15/2027 (a)	10,562,000	9,809,880
5.25%, 8/15/2027 (a) (b)	7,513,000	6,960,494
Ball Corp.:
2.88%, 8/15/2030	7,492,000	6,719,799
3.13%, 9/15/2031	5,182,000	4,626,541
4.00%, 11/15/2023	9,000	9,153
4.88%, 3/15/2026	4,087,000	4,233,968
Berry Global, Inc. 5.63%, 7/15/2027 (a)	4,428,000	4,478,833
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	2,520,000	2,553,617
8.75%, 4/15/2030 (a)	7,936,000	7,469,760
Crown Americas LLC 5.25%, 4/1/2030 (a)	4,648,000	4,763,224
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	4,155,000	4,205,151
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	184,500	185,205
7.88%, 7/15/2026 (a) (b)	3,737,000	3,832,817
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	5,798,000	5,285,689
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	5,026,000	4,970,814
LABL, Inc.:
5.88%, 11/1/2028 (a)	3,720,000	3,515,214
6.75%, 7/15/2026 (a)	5,141,000	5,081,776
10.50%, 7/15/2027 (a)	5,292,000	5,311,422
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	10,562,000	10,525,772
7.25%, 4/15/2025 (a)	9,194,050	9,113,418
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	4,756,000	4,754,145
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a) (b)	4,165,000	3,829,509
Security Description	Principal Amount	Value
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	$6,144,000	$5,709,742
Silgan Holdings, Inc. 4.13%, 2/1/2028	4,096,000	3,932,529
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	6,488,000	6,481,382
8.50%, 8/15/2027 (a) (b)	4,380,000	4,377,109
		163,633,840
PHARMACEUTICALS — 3.4%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	2,899,000	2,750,774
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	4,373,000	3,989,706
5.13%, 3/1/2030 (a) (b)	4,524,000	4,202,344
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a) (b)	11,988,500	11,953,494
9.25%, 4/1/2026 (a)	9,590,000	9,823,612
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	11,386,000	10,904,144
5.00%, 1/30/2028 (a)	11,249,000	9,262,652
5.00%, 2/15/2029 (a)	9,510,000	7,410,572
5.25%, 1/30/2030 (a)	8,648,000	6,808,311
5.25%, 2/15/2031 (a)	9,755,000	7,595,633
5.50%, 11/1/2025 (a)	11,262,000	11,237,674
5.75%, 8/15/2027 (a)	6,885,000	6,791,915
6.13%, 2/1/2027 (a) (b)	4,083,000	4,113,132
6.25%, 2/15/2029 (a)	11,669,000	9,640,228
7.00%, 1/15/2028 (a)	5,282,000	4,732,778
7.25%, 5/30/2029 (a)	7,117,000	6,075,712
9.00%, 12/15/2025 (a)	9,396,500	9,736,559
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	6,842,000	6,993,482
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	4,346,000	4,224,442
Elanco Animal Health, Inc.:
6.40%, 8/28/2028 (b)	4,242,000	4,578,942
5.77%, 8/28/2023	4,035,000	4,167,469
Embecta Corp. 5.00%, 2/15/2030 (a)	2,437,000	2,300,260
EMBECTA Corp. 6.75%, 2/15/2030 (a)	2,600,000	2,604,940
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
9.50%, 7/31/2027 (a) (b)	6,207,000	5,458,436
GMTN, 6.00%, 6/30/2028 (a) (b)	7,792,000	4,442,141
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	10,844,000	9,891,897

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	$3,921,000	$4,015,222
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	5,644,000	4,953,852
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	2,927,000	2,998,858
Jazz Securities DAC 4.38%, 1/15/2029 (a)	8,788,000	8,513,990
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.63%, 10/15/2023 (a) (f)	631,000	308,963
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	3,082,000	2,903,182
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	13,659,000	13,014,295
5.13%, 4/30/2031 (a)	14,587,000	14,055,596
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	4,218,000	4,029,160
6.63%, 4/1/2030 (a)	5,330,000	5,484,144
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	17,654,000	16,479,656
Perrigo Finance Unlimited Co. 3.90%, 6/15/2030 (b)	4,540,000	4,267,736
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	2,590,000	2,466,017
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	2,509,000	2,239,383
		257,421,303
PIPELINES — 4.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	6,246,000	6,237,943
5.75%, 3/1/2027 (a)	4,102,500	4,182,581
5.75%, 1/15/2028 (a)	5,530,500	5,655,047
7.88%, 5/15/2026 (a)	5,017,000	5,431,204
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	2,380,000	2,493,169
Buckeye Partners L.P.:
4.13%, 3/1/2025 (a)	2,380,000	2,347,680
4.50%, 3/1/2028 (a)	4,467,000	4,282,870
Cheniere Energy Partners L.P.:
3.25%, 1/31/2032 (a)	8,539,000	7,776,980
4.00%, 3/1/2031	9,662,000	9,377,358
4.50%, 10/1/2029	9,348,000	9,393,618
Cheniere Energy, Inc. 4.63%, 10/15/2028	11,432,000	11,500,249
Security Description	Principal Amount	Value
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	$10,344,000	$10,199,908
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	4,408,000	4,371,898
5.75%, 4/1/2025	2,383,000	2,395,487
6.00%, 2/1/2029 (a)	3,970,000	3,961,981
DCP Midstream Operating L.P.:
5.13%, 5/15/2029	4,441,000	4,578,049
5.38%, 7/15/2025	4,335,000	4,474,847
5.63%, 7/15/2027	3,202,000	3,357,425
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	8,500,000	8,155,580
4.38%, 6/15/2031 (a)	6,265,000	5,997,359
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	35,384
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	3,769,000	3,845,134
EQM Midstream Partners L.P.:
4.50%, 1/15/2029 (a)	4,683,000	4,400,568
4.75%, 7/15/2023	4,720,000	4,754,692
4.75%, 1/15/2031 (a)	7,352,000	6,893,456
5.50%, 7/15/2028	5,103,000	5,127,903
6.00%, 7/1/2025 (a)	7,231,000	7,380,320
6.50%, 7/1/2027 (a)	6,257,000	6,532,308
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	5,208,000	5,138,473
7.75%, 2/1/2028	5,358,000	5,387,362
8.00%, 1/15/2027	6,595,000	6,784,408
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	6,135,000	6,258,375
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	30,342
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	5,727,000	5,403,825
5.13%, 6/15/2028 (a) (b)	3,908,000	3,909,094
5.63%, 2/15/2026 (a)	4,584,000	4,700,021
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	4,821,000	4,566,307
ITT Holdings LLC 6.50%, 8/1/2029 (a)	8,799,000	8,097,192
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	11,090,000	10,968,121
6.75%, 9/15/2025 (a)	10,170,000	10,237,834
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	16,917,000	16,622,306

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023 (b)	$1,126,000	$1,078,280
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	3,556,000	3,540,460
NuStar Logistics L.P.:
5.63%, 4/28/2027	4,372,000	4,282,418
5.75%, 10/1/2025	5,256,000	5,368,058
6.00%, 6/1/2026	2,682,000	2,713,969
6.38%, 10/1/2030	5,449,000	5,521,090
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	3,367,000	3,417,168
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	3,914,000	3,799,476
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (a)	5,698,000	5,445,237
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	4,584,000	4,432,820
6.00%, 12/31/2030 (a)	4,489,000	4,355,811
6.00%, 9/1/2031 (a)	4,023,000	3,876,804
7.50%, 10/1/2025 (a)	4,263,000	4,493,756
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.88%, 4/15/2026	1,142,000	1,177,916
6.50%, 7/15/2027	136,500	143,805
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	8,684,000	8,446,493
3.88%, 11/1/2033 (a)	7,924,000	7,573,838
4.13%, 8/15/2031 (a)	6,536,000	6,416,391
Western Midstream Operating L.P.:
3.60%, 2/1/2025	4,990,000	4,955,968
4.55%, 2/1/2030 (b)	7,414,000	7,410,071
		331,694,487
REAL ESTATE — 0.8%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	4,325,000	4,519,495
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	7,230,000	7,411,473
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	3,422,000	3,442,224
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	2,200,000	2,067,824
4.38%, 2/1/2031 (a)	3,650,000	3,430,708
Security Description	Principal Amount	Value
5.38%, 8/1/2028 (a)	$6,053,000	$6,072,672
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	2,897,000	2,773,819
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	6,520,000	6,293,560
4.75%, 2/1/2030	4,874,000	4,635,954
5.00%, 3/1/2031	2,532,000	2,430,923
Newmark Group, Inc. 6.13%, 11/15/2023	1,950,000	2,040,460
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	8,026,000	7,384,723
5.75%, 1/15/2029 (a)	6,729,000	6,339,324
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a) (b)	2,651,000	2,229,995
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	3,169,000	2,880,558
		63,953,712
REAL ESTATE INVESTMENT TRUSTS — 4.0%
American Finance Trust, Inc./American Finance Operating Partner L.P. 4.50%, 9/30/2028 (a)	7,075,000	6,385,754
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	5,281,000	4,786,170
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	5,505,000	5,151,744
5.75%, 5/15/2026 (a) (b)	7,298,000	7,229,180
Diversified Healthcare Trust:
4.38%, 3/1/2031	2,531,000	2,169,472
4.75%, 2/15/2028 (b)	2,384,000	2,166,126
9.75%, 6/15/2025	7,867,000	8,321,477
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	2,880,000	2,657,491
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (a)	5,670,000	5,384,799
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	5,201,000	4,896,117
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	7,788,000	7,700,619
4.88%, 9/15/2029 (a)	8,548,000	8,142,056
5.00%, 7/15/2028 (a)	3,941,000	3,847,362
5.25%, 3/15/2028 (a)	6,547,000	6,484,149
5.25%, 7/15/2030 (a)	7,969,000	7,807,468
5.63%, 7/15/2032 (a)	4,277,000	4,218,533
REIT, 4.50%, 2/15/2031 (a)	8,639,000	7,969,823

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
iStar, Inc.:
4.25%, 8/1/2025	$3,553,000	$3,495,406
4.75%, 10/1/2024	5,507,000	5,556,122
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	3,345,000	3,209,427
4.75%, 6/15/2029 (a)	6,051,000	5,709,179
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
3.88%, 2/15/2029 (a) (b)	6,810,000	6,739,993
4.50%, 9/1/2026	222,000	223,516
4.63%, 6/15/2025 (a)	6,840,000	6,913,530
5.63%, 5/1/2024	8,797,000	9,061,878
REIT, 5.75%, 2/1/2027	5,876,000	6,232,673
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	8,252,000	7,635,658
4.63%, 8/1/2029	6,446,000	6,380,057
5.00%, 10/15/2027	8,439,000	8,585,332
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	3,531,000	3,390,184
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	5,963,000	5,598,243
5.88%, 10/1/2028 (a)	4,854,000	4,853,175
7.50%, 6/1/2025 (a)	3,765,500	3,929,299
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	3,792,000	3,565,049
4.75%, 10/15/2027	7,745,000	7,475,551
RLJ Lodging Trust L.P.:
3.75%, 7/1/2026 (a)	3,461,000	3,288,850
4.00%, 9/15/2029 (a)	4,103,000	3,793,141
SBA Communications Corp.:
3.13%, 2/1/2029	10,234,000	9,303,525
Series WI, 3.88%, 2/15/2027	9,720,500	9,487,014
Service Properties Trust:
4.35%, 10/1/2024	4,998,000	4,831,017
7.50%, 9/15/2025	7,500,000	7,872,075
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	1,602,000	1,554,581
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
6.00%, 1/15/2030 (a)	4,876,000	4,388,302
7.88%, 2/15/2025 (a)	16,579,000	17,233,042
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	4,427,000	4,183,825
Security Description	Principal Amount	Value
6.50%, 2/15/2029 (a)	$5,699,000	$5,325,716
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	5,534,000	5,450,437
4.25%, 12/1/2026 (a)	8,287,333	8,260,896
4.63%, 12/1/2029 (a)	5,208,000	5,175,867
REIT, 3.75%, 2/15/2027 (a)	5,064,000	4,918,967
REIT, 4.13%, 8/15/2030 (a)	7,059,000	6,824,077
XHR L.P.:
4.88%, 6/1/2029 (a)	4,918,000	4,783,788
6.38%, 8/15/2025 (a)	1,722,000	1,782,287
		302,330,019
RETAIL — 4.8%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	5,151,000	4,759,473
3.88%, 1/15/2028 (a)	10,172,500	9,648,718
4.00%, 10/15/2030 (a)	20,503,000	18,484,890
4.38%, 1/15/2028 (a)	6,247,000	6,025,919
5.75%, 4/15/2025 (a) (b)	4,577,000	4,716,187
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	8,241,000	7,675,503
5.00%, 2/15/2032 (a)	5,512,000	5,127,703
At Home Group, Inc. 7.13%, 7/15/2029 (a)	3,720,000	3,220,962
Bath & Body Works, Inc.:
5.25%, 2/1/2028	4,990,000	5,031,916
6.63%, 10/1/2030 (a)	8,105,000	8,510,736
7.50%, 6/15/2029 (b)	3,407,000	3,692,915
Carvana Co.:
4.88%, 9/1/2029 (a) (b)	4,975,000	4,109,599
5.50%, 4/15/2027 (a) (b)	4,304,000	3,842,009
5.63%, 10/1/2025 (a) (b)	5,266,000	4,965,101
5.88%, 10/1/2028 (a) (b)	3,368,000	2,999,137
CEC Entertainment LLC 6.75%, 5/1/2026 (a) (b)	4,665,000	4,513,667
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	7,308,000	7,267,952
8.50%, 10/30/2025 (a)	3,711,000	3,798,320
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	3,739,000	3,528,382
5.88%, 4/1/2029 (a)	7,063,000	6,499,655
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	6,376,000	6,038,072
6.75%, 1/15/2030 (a)	9,657,000	8,886,082
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	3,348,000	3,116,017
5.63%, 1/1/2030 (a)	4,040,000	3,885,187
Gap, Inc.:
3.63%, 10/1/2029 (a) (b)	4,378,000	3,878,032

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 10/1/2031 (a) (b)	$4,952,000	$4,322,452
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	5,938,500	5,530,050
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	4,109,000	4,190,523
IRB Holding Corp. 7.00%, 6/15/2025 (a)	3,375,000	3,523,298
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a) (b)	4,510,000	4,577,515
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	3,783,000	3,542,363
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	8,506,000	8,014,693
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	4,799,000	4,559,338
4.38%, 1/15/2031 (a)	3,864,000	3,734,711
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	6,548,000	6,294,396
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	4,774,000	4,762,304
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	6,280,000	5,771,069
7.88%, 5/1/2029 (a) (b)	9,539,000	8,132,093
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	3,070,000	2,813,471
4.75%, 9/15/2029	3,062,000	3,034,473
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	7,187,000	7,396,357
Nordstrom, Inc. 4.38%, 4/1/2030 (b)	3,017,000	2,821,619
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	6,067,000	5,784,763
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	3,089,000	3,065,431
3.75%, 6/15/2029	3,780,000	3,381,437
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	10,549,000	10,199,617
7.75%, 2/15/2029 (a)	8,337,000	8,609,453
QVC, Inc.:
4.38%, 9/1/2028	2,617,000	2,387,855
WI, 4.75%, 2/15/2027	3,089,000	2,958,335
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	8,024,000	7,491,126
8.00%, 11/15/2026 (a) (b)	6,115,000	5,632,955
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	5,691,000	5,123,892
4.88%, 11/15/2031 (a)	4,409,000	3,932,034
Security Description	Principal Amount	Value
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	$3,731,000	$3,774,951
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	3,003,000	2,868,346
6.00%, 12/1/2029 (a)	5,172,000	4,798,168
Staples, Inc.:
7.50%, 4/15/2026 (a)	15,379,000	14,927,011
10.75%, 4/15/2027 (a) (b)	7,800,000	6,943,170
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	4,114,000	3,864,650
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	3,764,000	3,531,648
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	3,119,000	2,810,094
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,019,000	3,809,289
Yum! Brands, Inc.:
3.63%, 3/15/2031	7,629,000	6,960,623
4.63%, 1/31/2032	7,693,000	7,426,591
4.75%, 1/15/2030 (a)	5,892,000	5,799,083
5.38%, 4/1/2032	6,239,000	6,258,091
7.75%, 4/1/2025 (a)	4,087,000	4,245,371
		363,826,843
SEMICONDUCTORS — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3,964,000	4,099,291
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,229,000	4,048,549
		8,147,840
SOFTWARE — 2.3%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	5,268,000	4,996,118
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	3,797,000	3,933,996
Camelot Finance SA 4.50%, 11/1/2026 (a)	4,447,000	4,342,896
CDK Global, Inc.:
4.88%, 6/1/2027	3,715,000	3,754,639
5.25%, 5/15/2029 (a)	3,384,000	3,413,407
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	4,928,000	4,691,012
4.88%, 7/1/2029 (a) (b)	5,896,000	5,561,638
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	4,332,000	4,310,080
Elastic NV 4.13%, 7/15/2029 (a)	2,640,000	2,456,124
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	4,304,000	4,164,120

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	$2,251,000	$2,190,471
Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a)	16,371,000	15,882,489
MSCI, Inc.:
3.25%, 8/15/2033 (a)	4,349,000	3,915,753
3.63%, 9/1/2030 (a)	5,750,000	5,399,997
3.63%, 11/1/2031 (a)	3,309,000	3,113,670
3.88%, 2/15/2031 (a)	6,258,000	5,940,281
4.00%, 11/15/2029 (a)	6,852,000	6,657,677
Nuance Communications, Inc. 5.63%, 12/15/2026	960	987
Open Text Corp.:
3.88%, 2/15/2028 (a)	4,940,000	4,731,878
3.88%, 12/1/2029 (a)	5,363,000	5,095,386
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	5,713,000	5,421,980
4.13%, 12/1/2031 (a)	5,922,000	5,544,769
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	2,908,000	2,690,627
PTC, Inc.:
3.63%, 2/15/2025 (a)	3,181,000	3,147,345
4.00%, 2/15/2028 (a)	2,881,000	2,808,975
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a) (b)	6,114,000	5,476,310
5.38%, 12/1/2028 (a) (b)	4,402,000	3,823,005
ROBLOX Corp. 3.88%, 5/1/2030 (a)	6,112,000	5,714,781
Rocket Software, Inc. 6.50%, 2/15/2029 (a) (b)	3,214,000	2,913,170
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	14,008,000	14,120,344
Twilio, Inc.:
3.63%, 3/15/2029 (b)	2,668,000	2,524,195
3.88%, 3/15/2031 (b)	4,484,000	4,171,689
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	14,056,000	13,339,285
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	4,327,000	4,123,415
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	4,951,000	4,529,224
		174,901,733
TELECOMMUNICATIONS — 6.1%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	10,331,000	8,910,591
10.50%, 5/15/2027 (a)	12,062,000	12,635,428
Altice France SA:
5.13%, 7/15/2029 (a)	17,502,000	15,679,167
5.50%, 1/15/2028 (a)	8,960,000	8,291,046
5.50%, 10/15/2029 (a)	14,187,000	12,743,189
8.13%, 2/1/2027 (a)	13,584,622	14,002,485
Security Description	Principal Amount	Value
Avanti Communications Group PLC 9.00%, 10/1/2022 (a)	$896,199	$129,124
Avaya, Inc. 6.13%, 9/15/2028 (a) (b)	7,533,000	7,418,046
British Telecommunications PLC:
5 year CMT + 2.99%, 4.25%, 11/23/2081 (a) (b) (c)	4,186,000	3,999,263
5 year CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	4,064,000	3,872,423
CommScope Technologies LLC 5.00%, 3/15/2027 (a) (b)	2,856,000	2,483,463
CommScope, Inc.:
4.75%, 9/1/2029 (a)	8,082,000	7,457,181
6.00%, 3/1/2026 (a)	11,093,000	11,217,463
7.13%, 7/1/2028 (a) (b)	6,722,000	6,072,319
8.25%, 3/1/2027 (a) (b)	8,589,000	8,355,207
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	14,077,000	14,349,812
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	6,298,000	5,810,157
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	11,369,000	10,940,957
5.88%, 10/15/2027 (a)	9,114,000	9,061,230
5.88%, 11/1/2029	5,988,016	5,483,765
6.00%, 1/15/2030 (a) (b)	6,069,000	5,622,686
6.75%, 5/1/2029 (a)	7,480,000	7,190,449
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	25,000	25,529
6.63%, 8/1/2026 (b)	14,000	14,526
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	8,377,000	8,402,047
7.00%, 10/15/2028 (a)	7,674,000	7,687,967
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a) (b)	17,289,000	17,260,300
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	5,851,000	5,429,552
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	5,527,500	4,836,894
3.75%, 7/15/2029 (a) (b)	5,617,825	4,981,719
4.25%, 7/1/2028 (a)	8,984,000	8,249,019
4.63%, 9/15/2027 (a)	9,988,000	9,422,380
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	7,382,000	6,908,149
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	10,589,000	9,870,325
5.13%, 12/15/2026 (a) (b)	10,520,000	10,020,090
5.38%, 6/15/2029 (a)	6,750,000	6,014,655
4.50%, 1/15/2029 (a)	10,251,000	8,821,908

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Nokia Oyj 4.38%, 6/12/2027 (b)	$2,273,000	$2,308,391
Plantronics, Inc. 4.75%, 3/1/2029 (a)	2,566,000	2,634,050
Sprint Corp. 7.63%, 3/1/2026	8,097,000	9,144,023
Switch, Ltd.:
3.75%, 9/15/2028 (a)	2,790,000	2,707,751
4.13%, 6/15/2029 (a)	2,237,000	2,200,694
Telesat Canada/Telesat LLC:
5.63%, 12/6/2026 (a)	3,094,000	2,361,650
6.50%, 10/15/2027 (a) (b)	3,897,000	1,911,323
T-Mobile USA, Inc.:
2.25%, 2/15/2026	5,525,000	5,207,589
2.25%, 2/15/2026 (a)	5,026,000	4,750,223
2.63%, 4/15/2026	6,538,000	6,254,643
2.63%, 2/15/2029	6,333,500	5,783,436
2.88%, 2/15/2031	5,986,000	5,398,474
3.38%, 4/15/2029	6,918,000	6,593,407
3.38%, 4/15/2029 (a)	6,328,000	6,022,737
3.50%, 4/15/2031 (b)	7,924,000	7,461,001
3.50%, 4/15/2031 (a)	8,026,000	7,563,542
4.75%, 2/1/2028	10,370,000	10,538,513
VEON Holdings B.V.:
3.38%, 11/25/2027 (a)	7,429,000	4,280,293
Series REGS, 7.25%, 4/26/2023	112,000	72,297
Viasat, Inc. 5.63%, 9/15/2025 (a) (b)	4,856,000	4,749,459
ViaSat, Inc. 5.63%, 4/15/2027 (a)	6,426,000	6,340,084
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	9,479,000	8,643,331
4.75%, 7/15/2031 (a)	9,893,000	9,311,292
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	12,916,000	14,244,411
5 year CMT + 2.45%, 3.25%, 6/4/2081 (c)	4,032,000	3,741,373
5 year CMT + 2.77%, 4.13%, 6/4/2081 (c)	7,941,000	7,241,160
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	10,236,000	10,403,870
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	8,304,000	7,642,337
6.13%, 3/1/2028 (a)	9,262,000	8,288,656
		463,470,521
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	3,183,000	3,121,377
3.75%, 4/1/2029 (a)	4,055,000	3,899,410
Security Description	Principal Amount	Value
5.88%, 12/15/2027 (a) (b)	$2,959,000	$3,094,078
		10,114,865
TRANSPORTATION — 0.4%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	6,029,000	3,328,430
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	4,859,000	4,737,088
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	4,057,000	3,777,960
Seaspan Corp. 5.50%, 8/1/2029 (a)	5,873,000	5,526,258
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	4,120,000	4,054,162
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	8,246,000	8,526,199
		29,950,097
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	5,687,000	5,647,077
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	8,775,000	7,987,883
		13,634,960
TOTAL CORPORATE BONDS & NOTES (Cost $7,922,773,422)		7,473,886,495
	Shares
COMMON STOCKS — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Avanti Communications Group PLC (g)	9,671,825	—
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Weatherford International PLC (h)	50,978	1,697,567
HOUSEHOLD PRODUCTS — 0.0% (d)
Cenveo Enterprises, Inc. (g)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Amplify Energy Corp. (b) (h)	136,015	748,083
EP Energy Corp. (h)	5,918	556,292
Gulfport Energy Corp. (h)	12,411	1,114,756
		2,419,131
TRANSPORTATION INFRASTRUCTURE — 0.1%
ATD New Holdings, Inc. (h)	35,050	2,900,387
TOTAL COMMON STOCKS (Cost $8,797,351)		7,137,914

See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Intelsat Jackson Holdings SA Senior Secured 2021 Exist Term Loan B, 6 Month USD SOFR + 4.25% 4.92%, 2/1/2029	$4,488,750	$4,443,863
PAPER&RELATED PRODUCTS — 0.0% (d)
Flex Acquisition Co., Inc. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.25% 3.21%, 6/29/2025 (c)	1,493,677	1,492,743
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,928,396)		5,936,606
	Shares
SHORT-TERM INVESTMENTS — 7.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (i) (j)	54,122,566	54,117,153
State Street Navigator Securities Lending Portfolio II (k) (l)	526,223,785	526,223,785
TOTAL SHORT-TERM INVESTMENTS (Cost $580,339,007)		580,340,938
TOTAL INVESTMENTS — 105.5% (Cost $8,517,838,176)		8,067,301,953
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(423,344,408)
NET ASSETS — 100.0%		$7,643,957,545

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 76.8% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	When-issued security.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $120,829, representing 0.00% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2022.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$17,702,499	$7,456,183,996	$—	$7,473,886,495
Common Stocks	3,560,406	3,456,679	120,829	7,137,914
Senior Floating Rate Loans	—	5,936,606	—	5,936,606
Short-Term Investments	580,340,938	—	—	580,340,938
TOTAL INVESTMENTS	$601,603,843	$7,465,577,281	$120,829	$8,067,301,953
See accompanying notes to schedule of investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	53,036,212	$53,052,122	$1,549,985,716	$1,548,894,355	$(24,808)	$(1,522)	54,122,566	$54,117,153	$29,678
State Street Navigator Securities Lending Portfolio II	564,317,081	564,317,081	941,789,606	979,882,902	—	—	526,223,785	526,223,785	1,187,647
Total		$617,369,203	$2,491,775,322	$2,528,777,257	$(24,808)	$(1,522)		$580,340,938	$1,217,325
See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
AUSTRALIA — 0.8%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	100,000	$108,920
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	100,000	152,508
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	100,000	112,574
National Australia Bank, Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	223,218
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	110,440
Series MTN, 2.90%, 2/25/2027	AUD	100,000	72,593
Telstra Corp., Ltd. Series EMTN, 2.50%, 9/15/2023	EUR	200,000	230,265
			1,010,518
AUSTRIA — 0.2%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	219,570
BELGIUM — 2.0%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	100,000	110,790
Series EMTN, 1.15%, 1/22/2027	EUR	200,000	222,483
Series EMTN, 1.50%, 4/18/2030	EUR	100,000	110,805
Series EMTN, 1.65%, 3/28/2031	EUR	200,000	222,620
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	441,149
Series EMTN, 2.13%, 12/2/2027	EUR	300,000	348,676
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	128,051
Series EMTN, 2.75%, 3/17/2036	EUR	300,000	359,484
Series EMTN, 2.88%, 4/2/2032	EUR	100,000	122,918
Series EMTN, 2.88%, 4/2/2032	EUR	200,000	245,835
Series EMTN, 3.70%, 4/2/2040	EUR	100,000	133,626
KBC Group NV Series EMTN, 1.13%, 1/25/2024	EUR	100,000	112,598
			2,559,035
Security Description		Principal Amount	Value
CANADA — 0.5%
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	$110,827
Royal Bank of Canada 0.13%, 7/23/2024	EUR	100,000	109,725
Toronto-Dominion Bank:
Series EMTN, 0.38%, 4/25/2024	EUR	200,000	220,984
Series EMTN, 0.63%, 7/20/2023	EUR	200,000	223,869
			665,405
CHINA — 0.1%
Prosus NV Series REGS, 1.29%, 7/13/2029	EUR	100,000	92,622
DENMARK — 0.7%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	100,000	114,372
Danske Bank A/S:
Series EMTN, 0.63%, 5/26/2025 (a)	EUR	200,000	219,135
Series EMTN, 0.88%, 5/22/2023	EUR	100,000	111,977
Series EMTN, 0.88%, 5/22/2023	EUR	100,000	111,977
1 year GBP Swap + 1.15%, 0.50%, 8/27/2025 (b)	EUR	200,000	218,423
Series EMTN, UK 10 year Gilt + 1.65%, 2.25%, 1/14/2028 (b)	GBP	100,000	126,063
			901,947
FINLAND — 0.8%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	100,000	107,105
Series EMTN, 0.50%, 11/2/2028	EUR	200,000	206,935
Series EMTN, 0.88%, 6/26/2023	EUR	100,000	112,232
Series EMTN, 1.13%, 2/12/2025	EUR	100,000	111,955
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	110,157
OP Corporate Bank PLC:
Series EMTN, 0.10%, 11/16/2027	EUR	200,000	206,193
Series EMTN, 0.50%, 8/12/2025	EUR	200,000	218,728
			1,073,305
FRANCE — 18.6%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	100,000	111,821

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	100,000	$112,573
Series EMTN, 2.38%, 4/2/2024	EUR	200,000	228,857
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	118,849
Series EMTN, 2.38%, 4/7/2032	EUR	200,000	237,698
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	100,000	111,031
Series EMTN, 1.38%, 1/22/2030 (a)	EUR	200,000	222,534
Series EMTN, 1.38%, 2/21/2031	EUR	100,000	109,957
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 3/7/2025	EUR	400,000	432,229
Series EMTN, 0.01%, 5/11/2026	EUR	400,000	422,310
Series EMTN, 0.13%, 2/5/2024 (a)	EUR	200,000	220,593
0.25%, 7/19/2028	EUR	200,000	202,979
Series EMTN, 0.63%, 2/21/2031	EUR	100,000	99,994
Series EMTN, 0.75%, 7/17/2025	EUR	300,000	329,892
Series EMTN, 0.75%, 6/8/2026	EUR	100,000	108,979
0.75%, 1/17/2030	EUR	100,000	102,602
Series EMTN, 1.25%, 1/14/2025	EUR	300,000	336,798
1.25%, 6/3/2030	EUR	300,000	318,521
Series EMTN, 1.63%, 1/19/2026	EUR	100,000	112,911
Series EMTN, 1.75%, 3/15/2029	EUR	300,000	333,228
Series EMTN, 2.63%, 3/18/2024	EUR	200,000	231,183
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	232,284
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	104,720
Series EMTN, 0.63%, 12/3/2032	EUR	100,000	96,306
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	168,755
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	330,494
Series EMTN, 1.25%, 7/13/2031	GBP	100,000	111,716
Series EMTN, 1.38%, 5/28/2029	EUR	300,000	324,301
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	$223,915
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	220,067
Series EMTN, 1.50%, 5/25/2028	EUR	100,000	111,386
Series EMTN, 1.63%, 2/23/2026	EUR	100,000	113,411
1.88%, 12/14/2027	GBP	100,000	123,699
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	115,387
Series EMTN, 2.88%, 9/26/2023	EUR	100,000	115,790
Series EMTN, 3.38%, 1/23/2026	GBP	100,000	133,670
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.50%, 2/19/2028 (a)(b)	EUR	200,000	209,042
Series EMTN, 3 Month USD LIBOR + 0.83%, 0.50%, 1/19/2030 (b)	EUR	100,000	100,948
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.13%, 4/17/2029 (b)	EUR	300,000	318,913
3 Month USD LIBOR + 0.95%, 0.50%, 9/1/2028 (b)	EUR	200,000	206,372
Series EMTN, 3 Month USD LIBOR + 1.80%, 2.13%, 1/23/2027 (b)	EUR	200,000	227,052
Bouygues SA 1.13%, 7/24/2028	EUR	100,000	108,306
BPCE SA:
0.25%, 1/15/2026	EUR	300,000	323,391
0.25%, 1/14/2031	EUR	200,000	196,235
Series EMTN, 0.63%, 9/26/2023	EUR	300,000	335,435
0.63%, 4/28/2025	EUR	300,000	331,011
Series EMTN, 0.75%, 3/3/2031	EUR	100,000	100,320
Series EMTN, 0.88%, 1/31/2024	EUR	100,000	111,618
1.00%, 7/15/2024	EUR	100,000	112,117
Series EMTN, 1.00%, 4/1/2025	EUR	100,000	110,636
Series EMTN, 1.00%, 10/5/2028	EUR	200,000	216,111
Series DMTN, 3 Month USD LIBOR + 1.00%, 0.50%, 9/15/2027 (b)	EUR	100,000	105,227
Capgemini SE:
2.00%, 4/15/2029	EUR	100,000	113,951
2.38%, 4/15/2032	EUR	200,000	232,274
2.50%, 7/1/2023	EUR	100,000	113,893
Carrefour SA Series EMTN, 2.63%, 12/15/2027	EUR	100,000	115,245

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	100,000	$111,761
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	112,995
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	200,000	204,399
Series EMTN, 0.38%, 4/20/2028	EUR	100,000	102,338
Series EMTN, 0.75%, 12/5/2023	EUR	100,000	112,126
Series EMTN, 0.88%, 1/14/2032	EUR	200,000	201,926
Series EMTN, 1.00%, 7/3/2029	EUR	100,000	107,128
Series EMTN, 1.13%, 7/12/2032	EUR	100,000	102,967
Series EMTN, 1.25%, 4/14/2026	EUR	200,000	223,051
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	224,246
Series EMTN, 1.38%, 5/3/2027	EUR	100,000	111,389
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	221,928
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	113,032
Series EMTN, 2.38%, 5/20/2024	EUR	200,000	231,069
Series EMTN, 3.13%, 7/17/2023	EUR	100,000	115,524
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	120,832
Series EMTN, 3 Month USD LIBOR + 1.25%, 1.00%, 4/22/2026 (b)	EUR	400,000	440,430
Danone SA:
Series EMTN, 0.71%, 11/3/2024	EUR	300,000	334,668
Series EMTN, 1.21%, 11/3/2028	EUR	100,000	111,126
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	207,234
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	50,000	59,549
Engie SA:
1.38%, 3/27/2025	EUR	100,000	112,182
Series EMTN, 2.38%, 5/19/2026	EUR	100,000	116,726
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	275,397
EssilorLuxottica SA:
Series EMTN, 0.01%, 5/27/2023	EUR	200,000	222,376
Security Description		Principal Amount	Value
Series EMTN, 0.13%, 5/27/2025	EUR	200,000	$217,140
Series EMTN, 0.38%, 1/5/2026	EUR	300,000	325,497
Series EMTN, 0.38%, 11/27/2027	EUR	100,000	106,370
0.75%, 11/27/2031	EUR	100,000	104,045
HSBC Continental Europe SA Series EMTN, 0.25%, 5/17/2024	EUR	300,000	330,529
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, 0.01%, 2/11/2024	EUR	200,000	220,478
0.13%, 2/11/2028	EUR	200,000	209,351
0.38%, 2/11/2031 (a)	EUR	300,000	306,820
Series EMTN, 0.75%, 5/26/2024	EUR	250,000	279,017
Series EMTN, 1.13%, 2/11/2027	GBP	100,000	125,359
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	200,000	199,716
Series EMTN, 1.13%, 7/15/2024	EUR	200,000	225,441
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	111,510
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	110,688
Series EMTN, 2.00%, 1/15/2029	EUR	100,000	115,684
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	136,498
Series EMTN, 8.13%, 1/28/2033	EUR	350,000	632,675
Pernod Ricard SA 1.13%, 4/7/2025	EUR	200,000	223,510
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	100,000	108,527
Series 12FX, 1.38%, 3/21/2030	EUR	200,000	224,283
Series EMTN, 1.50%, 4/1/2030 (a)	EUR	200,000	226,448
Series EMTN, 1.75%, 9/10/2026	EUR	300,000	345,778
Series 20FX, 1.88%, 3/21/2038	EUR	200,000	231,190
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	229,776
Societe Generale SA:
0.13%, 2/24/2026 (a)	EUR	300,000	318,873
Series EMTN, 0.13%, 2/18/2028	EUR	100,000	101,664
Series EMTN, 0.25%, 7/8/2027	EUR	100,000	103,808
0.75%, 1/25/2027	EUR	100,000	106,075

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.13%, 1/23/2025	EUR	200,000	$223,422
Series EMTN, 1.25%, 2/15/2024	EUR	100,000	112,298
1.25%, 6/12/2030	EUR	200,000	208,675
Series EMTN, 1.75%, 3/22/2029	EUR	300,000	327,194
Series EMTN, 2.13%, 9/27/2028	EUR	300,000	335,684
3 Month USD LIBOR + 0.95%, 0.50%, 6/12/2029 (b)	EUR	100,000	101,246
TotalEnergies Capital Canada, Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	300,000	344,979
TotalEnergies Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	100,000	111,456
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	107,146
Series EMTN, 1.49%, 4/8/2027	EUR	300,000	338,133
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	205,247
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	114,843
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	100,000	105,211
Series EMTN, 1.38%, 12/4/2031	EUR	100,000	101,801
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	113,646
			23,843,667
GERMANY — 12.7%
Allianz Finance II B.V. Series 62, 4.50%, 3/13/2043	GBP	100,000	169,885
Aroundtown SA:
Series EMTN, 0.01%, 7/16/2026	EUR	100,000	101,599
Series EMTN, 0.01%, 7/16/2026	EUR	100,000	101,599
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	300,000	317,853
0.88%, 11/15/2027	EUR	100,000	109,198
Bayer AG:
0.05%, 1/12/2025	EUR	100,000	107,938
0.38%, 7/6/2024	EUR	100,000	110,229
0.75%, 1/6/2027	EUR	200,000	213,531
1.13%, 1/6/2030	EUR	300,000	312,554
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	300,000	334,876
Security Description		Principal Amount	Value
Bayer Capital Corp. B.V. 1.50%, 6/26/2026	EUR	400,000	$445,118
BMW Finance NV:
Series EMTN, 0.01%, 4/14/2023	EUR	100,000	111,339
Series EMTN, 0.38%, 7/10/2023	EUR	257,000	286,723
Series EMTN, 0.63%, 10/6/2023	EUR	200,000	223,382
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	111,825
Series EMTN, 1.50%, 2/6/2029	EUR	200,000	224,471
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	200,000	223,154
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	111,039
Series EMTN, 0.63%, 8/28/2024	EUR	100,000	110,526
Series EMTN, 1.00%, 3/4/2026	EUR	200,000	220,000
Deutsche Bank AG:
Series EMTN, 1.00%, 11/19/2025 (b)	EUR	100,000	109,083
Series MTN, 1.13%, 8/30/2023	EUR	100,000	112,760
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	324,708
Series EMTN, 2.63%, 12/16/2024	GBP	100,000	129,604
3 Month USD LIBOR + 1.50%, 1.38%, 2/17/2032 (b)	EUR	200,000	198,918
Series EMTN, 3 Month USD LIBOR + 2.05%, 1.75%, 11/19/2030 (b)	EUR	400,000	416,386
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	100,000	107,555
Series EMTN, 1.75%, 3/25/2031	EUR	100,000	113,265
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.63%, 4/3/2023	EUR	200,000	223,873
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	111,866
Series EMTN, 1.38%, 12/1/2025	EUR	100,000	112,879
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	281,723
Series EMTN, 2.00%, 12/1/2029	EUR	200,000	231,525

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
E.ON International Finance B.V.:
Series EMTN, 1.50%, 7/31/2029	EUR	200,000	$221,173
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	172,295
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	89,540
Series EMTN, 6.25%, 6/3/2030	GBP	150,000	245,642
Series EMTN, 6.38%, 6/7/2032	GBP	190,000	323,837
E.ON SE:
Series EMTN, 0.38%, 4/20/2023	EUR	100,000	111,570
Series EMTN, 0.38%, 9/29/2027	EUR	100,000	105,352
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	100,000	97,386
HeidelbergCement AG Series EMTN, 1.50%, 2/7/2025	EUR	100,000	112,128
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	100,000	111,809
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	100,000	104,303
Series EMTN, 1.00%, 11/15/2027	EUR	100,000	109,310
Series EMTN, 1.13%, 11/6/2031	EUR	125,000	130,799
Series EMTN, 1.38%, 5/11/2028 (a)	EUR	300,000	333,704
Series EMTN, 1.40%, 1/12/2024 (a)	EUR	193,000	218,006
Series EMTN, 1.50%, 7/3/2029 (a)	EUR	225,000	250,953
Series EMTN, 1.63%, 8/22/2023	EUR	200,000	226,461
Series EMTN, 2.13%, 7/3/2037 (a)	EUR	150,000	169,374
Mercedes-Benz International Finance B.V.:
Series EMTN, 0.63%, 5/6/2027	EUR	200,000	215,053
Series EMTN, 0.88%, 4/9/2024	EUR	100,000	111,435
Series EMTN, 1.00%, 11/11/2025	EUR	100,000	110,917
Series EMTN, 1.50%, 3/9/2026	EUR	200,000	225,591
Series EMTN, 2.63%, 4/7/2025	EUR	200,000	232,922
Security Description		Principal Amount	Value
Mercedes-Benz International Finance BV Series EMTN, 0.85%, 2/28/2025	EUR	200,000	$221,538
SAP SE:
1.25%, 3/10/2028	EUR	100,000	111,846
1.63%, 3/10/2031	EUR	100,000	112,974
Series EMTN, 1.75%, 2/22/2027	EUR	150,000	172,291
Siemens Financieringsmaatschappij NV:
Series EMTN, 0.01%, 2/20/2026	EUR	200,000	214,697
0.13%, 9/5/2029	EUR	200,000	206,347
Series EMTN, 0.38%, 9/6/2023	EUR	150,000	167,438
Series EMTN, 0.38%, 6/5/2026	EUR	100,000	108,642
Series EMTN, 1.00%, 2/20/2025	GBP	100,000	127,112
Series EMTN, 1.38%, 9/6/2030	EUR	200,000	222,686
Series EMTN, 2.88%, 3/10/2028	EUR	100,000	123,441
Traton Finance Luxembourg SA:
Series EMTN, 0.13%, 3/24/2025	EUR	100,000	107,313
Series EMTN, 0.75%, 3/24/2029	EUR	200,000	202,811
Volkswagen Financial Services AG Series EMTN, 1.50%, 10/1/2024	EUR	100,000	111,910
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	200,000	208,438
1.13%, 10/2/2023 (a)	EUR	300,000	335,927
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	107,468
Series 10Y, 1.88%, 3/30/2027	EUR	600,000	668,813
3.25%, 11/18/2030	EUR	100,000	120,155
4.13%, 11/16/2038	EUR	100,000	133,147
Volkswagen Leasing GmbH:
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	223,037
Series EMTN, 1.38%, 1/20/2025	EUR	100,000	111,007
Series EMTN, 2.63%, 1/15/2024	EUR	235,000	270,023
Vonovia Finance B.V.:
Series EMTN, 1.25%, 12/6/2024	EUR	300,000	335,100

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	$114,410
Vonovia SE:
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	198,715
1.00%, 6/16/2033	EUR	300,000	288,269
Wintershall Dea Finance B.V.:
0.45%, 9/25/2023	EUR	200,000	216,588
0.84%, 9/25/2025	EUR	100,000	104,162
1.82%, 9/25/2031	EUR	200,000	192,164
			16,289,013
IRELAND — 0.2%
Ryanair DAC Series EMTN, 0.88%, 5/25/2026	EUR	100,000	106,698
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	100,000	116,244
			222,942
ITALY — 5.2%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	150,000	183,127
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	100,000	102,143
Series EMTN, 2.38%, 11/25/2033	EUR	100,000	104,228
Enel Finance International NV:
Series EMTN, 0.01%, 6/17/2024 (a)	EUR	200,000	218,643
Series EMTN, 0.38%, 6/17/2027	EUR	500,000	525,115
Series EMTN, 0.88%, 9/28/2034	EUR	200,000	191,434
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	183,866
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	223,346
Series EMTN, 1.13%, 9/16/2026	EUR	100,000	110,478
Series EMTN, 1.50%, 7/21/2025	EUR	100,000	112,812
Series EMTN, 5.63%, 8/14/2024	GBP	50,000	70,694
Series EMTN, 5.75%, 9/14/2040	GBP	200,000	345,812
Eni SpA:
Series EMTN, 0.63%, 1/23/2030	EUR	100,000	100,399
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	115,419
Series EMTN, 3.63%, 1/29/2029	EUR	400,000	498,941
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	182,633
Security Description		Principal Amount	Value
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	100,000	$103,842
Series EMTN, 1.00%, 7/4/2024	EUR	200,000	222,858
Series EMTN, 1.38%, 1/18/2024	EUR	200,000	225,823
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	330,238
Series EMTN, 1.75%, 7/4/2029	EUR	200,000	217,987
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	114,049
Series EMTN, 2.13%, 5/26/2025	EUR	100,000	113,934
Series EMTN, 4.00%, 10/30/2023	EUR	100,000	117,498
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	217,881
Terna SPA:
Series EMTN, 1.00%, 7/23/2023	EUR	100,000	112,298
Series EMTN, 1.38%, 7/26/2027	EUR	100,000	110,664
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026	EUR	200,000	210,189
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	107,915
Series EMTN, 0.80%, 7/5/2029 (b)	EUR	100,000	101,283
Series EMTN, 0.85%, 1/19/2031	EUR	100,000	96,383
Series EMTN, 2.13%, 10/24/2026	EUR	200,000	224,729
Series EMTN, 3 Month USD LIBOR + 1.55%, 1.25%, 6/25/2025 (b)	EUR	200,000	222,176
Series EMTN, 3 Month USD LIBOR + 1.60%, 1.25%, 6/16/2026 (b)	EUR	200,000	218,498
Series EMTN, 3 Month USD LIBOR + 2.55%, 2.20%, 7/22/2027 (b)	EUR	250,000	275,890
			6,613,225
JAPAN — 2.6%
Mizuho Financial Group, Inc. Series EMTN, 0.69%, 10/7/2030	EUR	200,000	201,578
NTT Finance Corp.:
Series REGS, 0.01%, 3/3/2025	EUR	300,000	324,646
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	822,751
Seven & i Holdings Co., Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	822,956

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	100,000	$101,708
1.55%, 6/15/2026	EUR	200,000	223,984
Takeda Pharmaceutical Co., Ltd.:
1.38%, 7/9/2032	EUR	100,000	105,632
2.00%, 7/9/2040	EUR	200,000	210,253
Series REGS, 2.25%, 11/21/2026	EUR	200,000	230,896
Series REGS, 3.00%, 11/21/2030	EUR	250,000	302,519
			3,346,923
LUXEMBOURG — 0.1%
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	100,000	106,879
MEXICO — 0.2%
America Movil SAB de CV:
Series EMTN, 0.75%, 6/26/2027	EUR	100,000	105,926
4.38%, 8/7/2041	GBP	100,000	149,477
			255,403
NETHERLANDS — 5.8%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	300,000	335,497
0.60%, 1/15/2027	EUR	200,000	214,506
Series EMTN, 1.00%, 4/16/2025	EUR	318,000	357,028
1.00%, 6/2/2033	EUR	100,000	101,565
Series EMTN, 1.25%, 5/28/2025	EUR	100,000	111,893
Series EMTN, 2.50%, 11/29/2023	EUR	100,000	115,739
Cooperatieve Rabobank UA:
Series EMTN, 0.63%, 2/27/2024	EUR	200,000	223,150
Series GMTN, 0.75%, 8/29/2023	EUR	100,000	112,411
Series GMTN, 1.13%, 5/7/2031	EUR	100,000	106,664
Series GMTN, 1.25%, 3/23/2026	EUR	300,000	338,359
Series GMTN, 1.38%, 2/3/2027	EUR	100,000	112,885
Series EMTN, 2.38%, 5/22/2023	EUR	100,000	114,374
4.13%, 7/14/2025	EUR	350,000	431,547
Series GMTN, 3 Month USD LIBOR + 1.18%, 0.88%, 5/5/2028 (b)	EUR	200,000	215,456
Security Description		Principal Amount	Value
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	100,000	$110,040
ING Groep NV:
0.25%, 2/1/2030 (b)	EUR	200,000	199,127
0.38%, 9/29/2028 (b)	EUR	200,000	206,425
Series EMTN, 1.00%, 9/20/2023	EUR	100,000	112,532
Series EMTN, 1.38%, 1/11/2028	EUR	100,000	109,574
Series EMTN, 2.00%, 9/20/2028	EUR	300,000	338,608
Series EMTN, 2.13%, 1/10/2026	EUR	200,000	228,930
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	117,203
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	263,880
Series EMTN, 3 Month USD LIBOR + 0.60%, 0.10%, 9/3/2025 (b)	EUR	200,000	216,875
3 Month USD LIBOR + 0.68%, 0.25%, 2/18/2029 (b)	EUR	400,000	406,170
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	100,000	149,731
LeasePlan Corp. NV:
Series EMTN, 0.13%, 9/13/2023	EUR	100,000	110,375
Series EMTN, 0.25%, 2/23/2026	EUR	200,000	211,479
Shell International Finance B.V.:
Series EMTN, 0.13%, 11/8/2027	EUR	100,000	104,653
Series EMTN, 0.38%, 2/15/2025	EUR	200,000	219,237
Series EMTN, 0.50%, 5/11/2024	EUR	100,000	111,039
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	100,745
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	107,469
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	92,664
Series EMTN, 1.13%, 4/7/2024	EUR	100,000	112,489
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	221,832
Series EMTN, 1.25%, 11/11/2032	EUR	100,000	107,480
Series EMTN, 1.50%, 4/7/2028	EUR	100,000	112,720
Series EMTN, 1.50%, 4/7/2028	EUR	100,000	112,720

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.63%, 1/20/2027	EUR	100,000	$114,005
Series EMTN, 1.88%, 9/15/2025	EUR	100,000	114,650
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	117,997
			7,421,723
NORWAY — 0.3%
DNB Bank ASA:
Series EMTN, 0.05%, 11/14/2023	EUR	200,000	221,282
Series EMTN, 3 Month USD LIBOR + 0.53%, 0.25%, 2/23/2029 (b)	EUR	200,000	202,590
			423,872
SPAIN — 5.2%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	100,000	116,082
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	118,455
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	100,000	109,944
Series GMTN, 0.38%, 11/15/2026	EUR	100,000	106,487
Series GMTN, 0.50%, 1/14/2027	EUR	300,000	317,351
Series GMTN, 0.75%, 6/4/2025	EUR	200,000	221,348
1.00%, 6/21/2026	EUR	200,000	219,105
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	112,336
Banco de Sabadell SA Series EMTN, 0.88%, 7/22/2025	EUR	100,000	108,386
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	300,000	307,719
Series EMTN, 0.25%, 6/19/2024 (a)	EUR	200,000	220,280
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	106,314
Series EMTN, 0.63%, 6/24/2029 (b)	EUR	100,000	103,213
Series EMTN, 1.00%, 11/4/2031	EUR	100,000	101,775
Series EMTN, 1.13%, 1/17/2025	EUR	300,000	334,362
Series EMTN, 1.38%, 7/31/2024	GBP	100,000	128,018
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	111,118
Series EMTN, 1.38%, 1/5/2026	EUR	200,000	222,236
Security Description		Principal Amount	Value
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	200,000	$217,772
Series EMTN, 0.75%, 5/26/2028 (b)	EUR	100,000	104,534
Series EMTN, 1.13%, 5/17/2024	EUR	200,000	223,479
Series EMTN, 1.13%, 3/27/2026	EUR	100,000	109,850
Series EMTN, 1.38%, 6/19/2026	EUR	200,000	219,403
Series EMTN, 2.38%, 2/1/2024	EUR	300,000	343,785
Series EMTN, 3 Month USD LIBOR + 0.90%, 0.50%, 2/9/2029 (b)	EUR	200,000	203,221
Series EMTN, 3 Month USD LIBOR + 1.17%, 0.75%, 7/10/2026 (b)	EUR	100,000	108,486
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	100,000	111,803
Iberdrola International B.V. Series EMTN, 1.13%, 4/21/2026	EUR	100,000	111,890
Naturgy Finance B.V.:
Series EMTN, 1.25%, 1/15/2026	EUR	200,000	222,673
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	111,235
Santan Consumer Finance SA Series EMTN, 1.00%, 2/27/2024	EUR	100,000	111,945
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	110,140
Series EMTN, 0.38%, 1/17/2025	EUR	200,000	218,226
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	104,155
Series EMTN, 1.20%, 8/21/2027	EUR	200,000	221,212
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	224,700
Series EMTN, 1.46%, 4/13/2026	EUR	100,000	112,981
Series EMTN, 1.53%, 1/17/2025	EUR	200,000	227,530
Series EMTN, 1.72%, 1/12/2028	EUR	200,000	226,415
			6,709,964

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
SWEDEN — 1.4%
Heimstaden Bostad Treasury BV Series EMTN, 0.25%, 10/13/2024	EUR	100,000	$107,967
Skandinaviska Enskilda Banken AB:
Series EMTN, 0.05%, 7/1/2024	EUR	100,000	109,730
Series GMTN, 0.25%, 5/19/2023	EUR	200,000	222,971
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	205,244
Series EMTN, 0.63%, 11/12/2029	EUR	200,000	205,128
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	100,000	101,834
Series EMTN, 0.13%, 11/3/2026	EUR	200,000	211,785
0.50%, 2/18/2030	EUR	100,000	101,294
0.50%, 2/18/2030	EUR	100,000	101,293
Series EMTN, 1.00%, 4/15/2025	EUR	100,000	111,460
Swedbank AB:
Series GMTN, 0.25%, 11/2/2026	EUR	100,000	105,938
Series EMTN, 0.75%, 5/5/2025 (a)	EUR	100,000	110,427
1 year GBP Swap + 0.57%, 0.30%, 5/20/2027 (b)	EUR	100,000	105,486
			1,800,557
SWITZERLAND — 4.9%
Credit Suisse AG:
Series EMTN, 1.13%, 12/15/2025	GBP	100,000	123,117
Series EMTN, 1.50%, 4/10/2026	EUR	100,000	111,143
Credit Suisse Group AG:
Series EMTN, 0.63%, 1/18/2033	EUR	400,000	360,747
Series EMTN, 0.65%, 9/10/2029	EUR	400,000	391,791
Series EMTN, 1.00%, 4/14/2023	CHF	125,000	136,297
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (b)	EUR	300,000	328,934
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (b)	EUR	200,000	210,293
Series EMTN, 1 year GBP Swap + 3.50%, 3.25%, 4/2/2026 (b)	EUR	300,000	344,005
Security Description		Principal Amount	Value
Series EMTN, UK 10 year Gilt + 2.23%, 2.25%, 6/9/2028 (b)	GBP	100,000	$123,479
Series EMTN, 1 year GBP Swap + 0.77%, 0.65%, 1/14/2028 (b)	EUR	300,000	306,651
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	300,000	343,019
Nestle Finance International, Ltd.:
Series EMTN, 0.01%, 6/14/2026	EUR	100,000	107,022
0.38%, 5/12/2032	EUR	100,000	101,564
Series EMTN, 1.13%, 4/1/2026	EUR	100,000	112,197
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	229,559
Novartis Finance SA:
0.01%, 9/23/2028	EUR	200,000	205,972
0.13%, 9/20/2023	EUR	100,000	111,306
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	200,000	221,913
1.50%, 3/26/2030	EUR	100,000	112,822
2.00%, 3/26/2038	EUR	200,000	229,377
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	100,000	112,347
UBS AG:
Series EMTN, 0.01%, 3/31/2026	EUR	200,000	212,316
Series EMTN, 0.75%, 4/21/2023	EUR	300,000	336,336
UBS Group AG:
0.25%, 2/24/2028	EUR	200,000	204,633
0.63%, 2/24/2033	EUR	300,000	294,457
Series EMTN, 1.25%, 9/1/2026	EUR	100,000	110,145
1.50%, 11/30/2024	EUR	100,000	113,067
Series EMTN, 1 year GBP Swap + 0.55%, 0.25%, 1/29/2026 (b)	EUR	200,000	215,932
Series EMTN, 1 year GBP Swap + 0.77%, 0.25%, 11/5/2028 (b)	EUR	200,000	204,846
1 year GBP Swap + 0.75%, 1.25%, 4/17/2025 (b)	EUR	200,000	223,487
			6,238,774
UNITED KINGDOM — 10.0%
Barclays PLC:
0.58%, 8/9/2029 (b)	EUR	100,000	101,161
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	132,377

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	$131,811
Series EMTN, 3.25%, 1/17/2033	GBP	200,000	259,034
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (b)	EUR	200,000	222,131
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (b)	EUR	100,000	116,026
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (b)	EUR	200,000	232,052
1 year GBP Swap + 1.00%, 1.11%, 5/12/2032 (b)	EUR	100,000	101,522
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	100,000	102,460
BG Energy Capital PLC Series EMTN, 5.13%, 12/1/2025	GBP	100,000	143,699
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	100,000	105,083
Series EMTN, 1.57%, 2/16/2027	EUR	200,000	224,685
1.88%, 4/7/2024	EUR	100,000	113,699
2.82%, 4/7/2032	EUR	100,000	120,003
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	238,275
British Telecommunications PLC:
Series EMTN, 1.00%, 11/21/2024	EUR	100,000	111,490
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	221,674
Series EMTN, 1.75%, 3/10/2026 (a)	EUR	200,000	225,819
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	126,499
Series EMTN, 2.75%, 9/22/2046	GBP	100,000	115,659
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	100,000	98,697
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	176,891
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	100,000	111,020
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	100,000	112,467
CK Hutchison Group Telecom Finance SA:
0.38%, 10/17/2023	EUR	200,000	221,195
0.75%, 4/17/2026	EUR	100,000	107,510
Security Description		Principal Amount	Value
1.13%, 10/17/2028	EUR	100,000	$103,983
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	90,631	119,870
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	100,000	119,131
easyJet FinCo B.V. Series EMTN, 1.88%, 3/3/2028	EUR	100,000	104,757
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	112,078
Series EMTN, 1.38%, 12/2/2024	EUR	50,000	56,650
Series EMTN, 1.38%, 12/2/2024	EUR	100,000	113,300
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	163,642
Series EMTN, 5.25%, 12/19/2033	GBP	168,000	279,808
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	180,365
Series EMTN, 6.38%, 3/9/2039	GBP	100,000	194,806
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	152,299
Series REGS, 6.45%, 12/10/2031	GBP	200,000	331,006
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	152,817
HSBC Holdings PLC:
0.88%, 9/6/2024 (a)	EUR	400,000	444,374
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	349,066
2.63%, 8/16/2028	GBP	100,000	127,521
1 year GBP Swap + 1.04%, 2.26%, 11/13/2026 (b)	GBP	100,000	127,643
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (b)	GBP	200,000	260,081
1 year GBP Swap + 1.77%, 3.00%, 5/29/2030 (b)	GBP	100,000	128,664
Series EMTN, 3 Month USD LIBOR + 1.36%, 1.50%, 12/4/2024 (b)	EUR	250,000	281,973
Imperial Brands Finance Netherlands B.V. Series EMTN, 1.75%, 3/18/2033	EUR	100,000	95,400
Lloyds Bank Corporate Markets PLC Series EMTN, 2.38%, 4/9/2026	EUR	200,000	231,376

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	90,000	$174,652
Lloyds Banking Group PLC:
Series EMTN, 0.50%, 11/12/2025 (b)	EUR	100,000	109,123
Series EMTN, 1.50%, 9/12/2027	EUR	100,000	110,023
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	258,960
Series EMTN, 1 year GBP Swap + 3.75%, 3.50%, 4/1/2026 (b)	EUR	200,000	235,497
Logicor 2019-1 UK PLC 1.88%, 11/17/2026	GBP	100,000	128,746
Nationwide Building Society:
0.25%, 7/22/2025	EUR	100,000	108,023
3 Month USD LIBOR + 0.93%, 1.50%, 3/8/2026 (b)	EUR	100,000	111,414
Natwest Group PLC:
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (b)	GBP	100,000	130,457
Series EMTN, 3 Month USD LIBOR + 0.95%, 0.78%, 2/26/2030 (b)	EUR	200,000	205,071
Series EMTN, 3 Month USD LIBOR + 1.08%, 1.75%, 3/2/2026 (b)	EUR	300,000	335,738
NatWest Markets PLC:
Series EMTN, 0.13%, 6/18/2026	EUR	300,000	313,834
Series EMTN, 2.75%, 4/2/2025	EUR	100,000	116,256
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	100,000	112,342
Sky, Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	100,000	117,720
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	264,799
Unilever Finance Netherlands B.V.:
Series EMTN, 1.25%, 3/25/2025	EUR	200,000	225,241
1.75%, 3/25/2030	EUR	100,000	115,136
University of Oxford 2.54%, 12/8/2117	GBP	150,000	187,758
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	100,000	111,656
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	110,615
Series EMTN, 1.63%, 11/24/2030	EUR	200,000	222,223
Security Description		Principal Amount	Value
Series EMTN, 1.88%, 9/11/2025	EUR	50,000	$57,344
Series EMTN, 2.20%, 8/25/2026	EUR	128,000	149,038
Series EMTN, 3.00%, 8/12/2056	GBP	150,000	176,769
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	128,992
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	126,068
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	161,861
			12,808,905
UNITED STATES — 26.5%
Abbott Ireland Financing DAC:
0.88%, 9/27/2023	EUR	150,000	168,402
1.50%, 9/27/2026	EUR	150,000	169,835
AbbVie, Inc. 1.38%, 5/17/2024	EUR	114,000	128,190
Altria Group, Inc. 3.13%, 6/15/2031	EUR	200,000	222,585
American Honda Finance Corp.:
0.30%, 7/7/2028	EUR	100,000	102,445
1.95%, 10/18/2024	EUR	100,000	114,142
American International Group, Inc. 1.88%, 6/21/2027	EUR	100,000	111,600
Apple, Inc.:
0.50%, 11/15/2031	EUR	100,000	104,504
0.88%, 5/24/2025	EUR	100,000	111,921
1.38%, 1/17/2024	EUR	100,000	113,883
1.38%, 5/24/2029	EUR	300,000	341,530
1.63%, 11/10/2026	EUR	240,000	276,916
3.05%, 7/31/2029	GBP	100,000	139,425
AT&T, Inc.:
1.30%, 9/5/2023	EUR	100,000	112,687
1.60%, 5/19/2028	EUR	300,000	336,011
1.80%, 9/5/2026	EUR	100,000	113,871
2.35%, 9/5/2029	EUR	200,000	232,566
2.40%, 3/15/2024	EUR	300,000	344,093
2.45%, 3/15/2035	EUR	100,000	113,492
3.15%, 9/4/2036	EUR	203,000	248,084
3.50%, 12/17/2025	EUR	100,000	121,459
3.55%, 12/17/2032	EUR	200,000	254,064
4.25%, 6/1/2043	GBP	100,000	143,804
4.38%, 9/14/2029	GBP	50,000	71,625
4.88%, 6/1/2044	GBP	250,000	392,358
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	190,221
Bank of America Corp.:
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	130,451

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	$406,970
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.58%, 8/8/2029 (b)	EUR	100,000	103,378
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.81%, 5/9/2026 (b)	EUR	200,000	218,499
Series EMTN, 3 Month USD LIBOR + 0.76%, 0.58%, 8/24/2028 (b)	EUR	300,000	314,053
Series EMTN, 3 Month USD LIBOR + 0.79%, 0.69%, 3/22/2031 (b)	EUR	100,000	101,308
Series EMTN, 3 Month USD LIBOR + 0.89%, 1.66%, 4/25/2028 (b)	EUR	300,000	332,796
Series EMTN, 3 Month USD LIBOR + 0.91%, 1.38%, 5/9/2030 (b)	EUR	100,000	107,781
Series EMTN, 3 Month USD LIBOR + 0.94%, 0.65%, 10/26/2031 (b)	EUR	200,000	200,156
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (b)	EUR	200,000	224,438
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (b)	EUR	100,000	112,021
Series EMTN, 3 Month USD LIBOR + 3.67%, 3.65%, 3/31/2029 (b)	EUR	200,000	245,962
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	100,000	121,786
2.63%, 6/19/2059	GBP	100,000	120,329
Berkshire Hathaway, Inc.:
0.01%, 3/12/2025	EUR	100,000	108,382
1.13%, 3/16/2027	EUR	300,000	331,854
1.30%, 3/15/2024	EUR	50,000	56,460
1.63%, 3/16/2035	EUR	200,000	212,744
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	100,000	113,160
2.38%, 9/23/2024	EUR	100,000	115,114
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	100,000	97,518
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	200,000	223,785
Series EMTN, 1.25%, 4/10/2029	EUR	200,000	214,864
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	110,032
1.75%, 1/28/2025	EUR	150,000	170,380
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	114,860
Security Description		Principal Amount	Value
2.75%, 1/24/2024	GBP	100,000	$132,149
Series EMTN, 3 Month USD LIBOR + 1.07%, 1.50%, 7/24/2026 (b)	EUR	200,000	223,330
Series EMTN, 3 Month USD LIBOR + 1.66%, 1.25%, 7/6/2026 (b)	EUR	300,000	332,484
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	200,000	204,979
1.13%, 3/9/2027	EUR	100,000	111,843
1.63%, 3/9/2035	EUR	100,000	110,849
Comcast Corp.:
0.01%, 9/14/2026	EUR	100,000	105,792
0.75%, 2/20/2032 (a)	EUR	200,000	204,573
1.88%, 2/20/2036	GBP	125,000	146,245
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	100,000	106,936
0.75%, 9/18/2031	EUR	300,000	305,870
1.35%, 9/18/2039	EUR	200,000	199,187
Digital Euro Finco LLC:
2.50%, 1/16/2026	EUR	100,000	113,873
2.50%, 1/16/2026	EUR	100,000	113,873
Dow Chemical Co. 0.50%, 3/15/2027	EUR	100,000	105,011
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	100,000	105,703
Exxon Mobil Corp.:
0.14%, 6/26/2024	EUR	200,000	219,873
0.52%, 6/26/2028	EUR	100,000	105,940
0.84%, 6/26/2032	EUR	100,000	100,654
1.41%, 6/26/2039	EUR	200,000	195,097
FedEx Corp. 1.63%, 1/11/2027 (a)	EUR	200,000	224,791
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	200,000	221,165
2.00%, 5/21/2030	EUR	200,000	223,787
Goldman Sachs Group Inc:
Series EMTN, 0.25%, 1/26/2028	EUR	300,000	305,206
Series EMTN, 1.50%, 12/7/2027	GBP	100,000	121,126
Series EMTN, 2.00%, 11/1/2028	EUR	200,000	223,370
Goldman Sachs Group, Inc.:
Series EMTN, 0.13%, 8/19/2024	EUR	200,000	218,320
Series EMTN, 0.88%, 1/21/2030	EUR	200,000	204,289
Series EMTN, 1.25%, 5/1/2025	EUR	300,000	334,642
Series EMTN, 1.38%, 5/15/2024	EUR	96,000	107,870
Series EMTN, 1.63%, 7/27/2026	EUR	200,000	223,017

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.00%, 7/27/2023	EUR	300,000	$341,284
Series EMTN, 2.13%, 9/30/2024	EUR	200,000	228,547
Series EMTN, 3.00%, 2/12/2031	EUR	150,000	179,536
Series EMTN, 3.13%, 7/25/2029	GBP	200,000	263,765
3.38%, 3/27/2025	EUR	300,000	353,757
Series EMTN, 4.25%, 1/29/2026	GBP	50,000	68,820
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	200,000	210,383
0.65%, 2/11/2032	EUR	200,000	204,011
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	111,504
0.95%, 5/23/2025	EUR	200,000	222,940
1.25%, 5/26/2023	EUR	130,000	146,501
1.50%, 5/23/2029	EUR	100,000	111,966
1.75%, 1/31/2031	EUR	300,000	339,787
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	119,599
Johnson & Johnson 1.65%, 5/20/2035	EUR	200,000	226,477
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	400,000	446,542
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	113,091
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	111,595
Series EMTN, 2.88%, 5/24/2028	EUR	100,000	120,230
Series EMTN, 3 Month USD LIBOR + 0.65%, 0.39%, 2/24/2028 (b)	EUR	150,000	157,121
Series EMTN, 3 Month USD LIBOR + 0.65%, 0.60%, 2/17/2033 (b)	EUR	400,000	393,356
Series EMTN, 3 Month USD LIBOR + 0.76%, 1.09%, 3/11/2027 (b)	EUR	300,000	328,651
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	300,000	333,535
Series EMTN, 3 Month USD LIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	300,000	311,521
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	200,000	205,327
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	100,000	111,539
Security Description		Principal Amount	Value
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	100,000	$112,444
Medtronic Global Holdings SCA:
0.25%, 7/2/2025	EUR	200,000	217,579
0.38%, 10/15/2028	EUR	100,000	104,441
0.75%, 10/15/2032	EUR	100,000	101,844
1.13%, 3/7/2027	EUR	300,000	332,116
1.38%, 10/15/2040	EUR	100,000	98,670
1.50%, 7/2/2039	EUR	200,000	203,415
1.63%, 3/7/2031	EUR	100,000	112,402
1.63%, 10/15/2050	EUR	100,000	96,104
1.75%, 7/2/2049	EUR	100,000	99,751
2.25%, 3/7/2039	EUR	100,000	113,604
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	200,000	229,940
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	200,000	220,726
Microsoft Corp. 3.13%, 12/6/2028	EUR	200,000	252,430
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	55,480
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	340,468
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	341,389
Series GMTN, 1.88%, 4/27/2027	EUR	200,000	226,117
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	129,703
3 Month USD LIBOR + 0.70%, 0.41%, 10/29/2027 (b)	EUR	100,000	105,345
3 Month USD LIBOR + 0.72%, 0.50%, 2/7/2031 (b)	EUR	200,000	199,536
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.64%, 7/26/2024 (b)	EUR	240,000	267,912
3 Month USD LIBOR + 0.83%, 1.10%, 4/29/2033 (b)	EUR	200,000	204,265
Series EMTN, 3 Month USD LIBOR + 0.83%, 1.34%, 10/23/2026 (b)	EUR	100,000	110,997
3 Month USD LIBOR + 0.87%, 0.50%, 10/26/2029 (b)	EUR	200,000	203,880
PepsiCo, Inc.:
0.25%, 5/6/2024	EUR	100,000	111,041
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	213,314

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Pfizer, Inc. Series REGS, 2.74%, 6/15/2043	GBP	200,000	$263,391
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	100,000	116,905
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	100,000	113,164
4.88%, 5/11/2027	EUR	100,000	133,032
Schlumberger Finance B.V.:
1.38%, 10/28/2026	EUR	100,000	111,827
2.00%, 5/6/2032	EUR	100,000	112,789
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	100,000	110,021
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	209,901
Series EMTN, 1.25%, 6/20/2033	EUR	200,000	191,928
2.75%, 5/15/2026	EUR	100,000	115,381
Series GMTN, 3.75%, 3/29/2024	EUR	100,000	117,024
3.88%, 1/5/2026	EUR	400,000	478,786
4.50%, 7/7/2028	EUR	200,000	251,512
Thermo Fisher Scientific Finance I B.V.:
0.80%, 10/18/2030	EUR	200,000	207,994
1.13%, 10/18/2033	EUR	200,000	205,807
1.63%, 10/18/2041	EUR	200,000	200,135
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	48,000	53,398
Series EMTN, 1.88%, 10/1/2049	EUR	100,000	99,749
Toyota Motor Credit Corp. Series EMTN, 0.25%, 7/16/2026	EUR	200,000	213,185
Upjohn Finance B.V. 1.91%, 6/23/2032	EUR	100,000	99,974
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	222,676
Utah Acquisition Sub, Inc. Series ., 2.25%, 11/22/2024	EUR	100,000	112,950
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	222,219
0.88%, 4/8/2027	EUR	100,000	109,191
1.25%, 4/8/2030	EUR	200,000	217,071
1.30%, 5/18/2033	EUR	100,000	105,057
1.38%, 10/27/2026	EUR	200,000	224,350
1.38%, 11/2/2028	EUR	100,000	111,008
2.63%, 12/1/2031	EUR	100,000	119,944
Series 20Y, 2.88%, 1/15/2038	EUR	200,000	242,480
Security Description		Principal Amount	Value
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	$301,675
3.38%, 10/27/2036	GBP	100,000	134,746
Walmart, Inc.:
4.88%, 9/21/2029	EUR	121,000	166,305
5.25%, 9/28/2035	GBP	68,000	116,193
5.63%, 3/27/2034	GBP	100,000	173,186
Wells Fargo & Co.:
Series EMTN, 0.50%, 4/26/2024	EUR	100,000	110,523
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	100,456
0.63%, 8/14/2030	EUR	100,000	100,323
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	324,453
Series EMTN, 1.38%, 10/26/2026	EUR	100,000	110,502
Series EMTN, 1.50%, 5/24/2027	EUR	400,000	441,990
Series EMTN, 2.00%, 7/28/2025	GBP	100,000	128,484
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	454,598
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	114,307
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	113,896
4.63%, 11/2/2035	GBP	50,000	75,139
Series EMTN, 3 Month USD LIBOR + 1.67%, 1.34%, 5/4/2025 (b)	EUR	200,000	223,993
			33,890,554
TOTAL CORPORATE BONDS & NOTES (Cost $139,489,009)			126,494,803
	Shares
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d)	13,184	13,184
State Street Navigator Securities Lending Portfolio II (e)(f)	3,231,673	3,231,673
TOTAL SHORT-TERM INVESTMENTS (Cost $3,244,857)		3,244,857
TOTAL INVESTMENTS — 101.3% (Cost $142,733,866)		129,739,660
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(1,650,801)
NET ASSETS — 100.0%		$128,088,859

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$126,494,803	$—	$126,494,803
Short-Term Investments	3,244,857	—	—	3,244,857
TOTAL INVESTMENTS	$3,244,857	$126,494,803	$—	$129,739,660
Sector Breakdown as of March 31, 2022

% of Total Investments
Financial	48.5%
Consumer, Non-cyclical	14.5
Communications	10.0
Consumer, Cyclical	8.3
Energy	4.9
Utilities	4.2
Technology	3.3
Industrial	2.9
Basic Materials	0.8
Diversified	0.1
Short-Term Investments	2.5
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF (Formerly, SPDR Bloomberg Barclays International Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,467	$11,467	$107,901	$106,184	$—	$—	13,184	$13,184	$3
State Street Navigator Securities Lending Portfolio II	2,853,956	2,853,956	7,960,061	7,582,344	—	—	3,231,673	3,231,673	2,062
Total		$2,865,423	$8,067,962	$7,688,528	$—	$—		$3,244,857	$2,065
See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.5%
AUSTRALIA — 4.5%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	1,745,000	$1,246,801
Series 161, 0.25%, 11/21/2025	AUD	1,805,000	1,250,828
Series 164, 0.50%, 9/21/2026	AUD	420,000	287,793
Series 160, 1.00%, 12/21/2030	AUD	2,475,000	1,599,216
Series 163, 1.00%, 11/21/2031	AUD	1,900,000	1,207,089
Series 158, 1.25%, 5/21/2032	AUD	2,287,000	1,477,228
Series 157, 1.50%, 6/21/2031	AUD	2,622,000	1,758,790
Series 165, 1.75%, 11/21/2032	AUD	1,505,000	1,015,342
Series 162, 1.75%, 6/21/2051	AUD	350,000	188,567
Series 149, 2.25%, 5/21/2028	AUD	2,350,000	1,719,533
Series 155, 2.50%, 5/21/2030	AUD	2,827,000	2,078,774
Series 137, 2.75%, 4/21/2024	AUD	2,777,000	2,124,235
Series 148, 2.75%, 11/21/2027	AUD	1,950,000	1,470,672
Series 148, 2.75%, 11/21/2027	AUD	970,000	731,565
Series 152, 2.75%, 11/21/2028	AUD	2,546,000	1,914,592
Series 154, 2.75%, 11/21/2029	AUD	2,071,000	1,553,275
Series 145, 2.75%, 6/21/2035	AUD	674,000	494,209
Series 156, 2.75%, 5/21/2041	AUD	955,000	673,466
Series 150, 3.00%, 3/21/2047	AUD	1,355,000	973,788
Series 139, 3.25%, 4/21/2025	AUD	2,632,000	2,028,896
Series 138, 3.25%, 4/21/2029	AUD	2,664,000	2,065,035
Series 147, 3.25%, 6/21/2039	AUD	925,000	706,629
Series 144, 3.75%, 4/21/2037	AUD	914,000	745,383
Series 142, 4.25%, 4/21/2026	AUD	2,574,000	2,060,595
Series 140, 4.50%, 4/21/2033	AUD	1,210,000	1,048,635
Series 136, 4.75%, 4/21/2027	AUD	2,395,000	1,979,050
Security Description		Principal Amount	Value
Series 133, 5.50%, 4/21/2023	AUD	2,635,000	$2,070,273
			36,470,259
AUSTRIA — 2.9%
Austria Government Bond:
Zero Coupon, 7/15/2023 (a)	EUR	815,000	909,971
Zero Coupon, 7/15/2024 (a)	EUR	1,017,000	1,129,517
Zero Coupon, 2/20/2030 (a)	EUR	917,000	956,691
Zero Coupon, 2/20/2031 (a)	EUR	1,700,000	1,748,105
0.50%, 4/20/2027 (a)	EUR	390,000	433,239
0.50%, 2/20/2029 (a)	EUR	521,000	571,023
0.75%, 10/20/2026 (a)	EUR	1,341,000	1,509,724
0.75%, 2/20/2028 (a)	EUR	958,000	1,074,500
0.75%, 3/20/2051 (a)	EUR	225,000	224,651
0.85%, 6/30/2120 (a)	EUR	375,000	266,539
1.20%, 10/20/2025 (a)	EUR	1,286,000	1,475,640
1.50%, 2/20/2047 (a)	EUR	877,000	1,057,837
1.50%, 11/2/2086 (a)	EUR	210,000	237,975
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,090,000	1,262,081
1.75%, 10/20/2023 (a)	EUR	876,000	1,003,540
2.10%, 9/20/2117 (a)	EUR	310,000	416,431
2.40%, 5/23/2034 (a)	EUR	856,000	1,104,412
3.15%, 6/20/2044 (a)	EUR	1,168,000	1,838,879
3.80%, 1/26/2062 (a)	EUR	447,000	889,270
4.15%, 3/15/2037 (a)	EUR	1,208,000	1,923,910
4.85%, 3/15/2026 (a)	EUR	880,000	1,153,555
6.25%, 7/15/2027	EUR	932,000	1,352,586
Republic of Austria Government Bond:
Zero Coupon, 4/20/2025 (a)	EUR	300,000	330,799
Zero Coupon, 10/20/2040 (a)	EUR	250,000	223,830
0.70%, 4/20/2071 (a)	EUR	150,000	125,369
			23,220,074
BELGIUM — 4.5%
Belgium Government Bond:
Series 91, Zero Coupon, 10/22/2027 (a)	EUR	200,000	215,514
Series 92, Zero Coupon, 10/22/2031 (a)	EUR	1,425,000	1,448,769
Series 89, 0.10%, 6/22/2030 (a)	EUR	485,000	510,223
Series 82, 0.50%, 10/22/2024 (a)	EUR	720,000	809,260

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 93, 0.65%, 6/22/2071 (a)	EUR	250,000	$184,902
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,077,000	2,348,320
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,200,000	1,352,383
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,366,000	1,536,696
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,067,000	1,202,499
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,590,000	1,809,170
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,667,000	1,874,857
Series 86, 1.25%, 4/22/2033 (a)	EUR	967,000	1,109,138
Series 84, 1.45%, 6/22/2037 (a)	EUR	668,000	764,690
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,035,000	1,185,537
Series 88, 1.70%, 6/22/2050 (a)	EUR	1,100,000	1,283,706
Series 76, 1.90%, 6/22/2038 (a)	EUR	796,000	972,210
Series 80, 2.15%, 6/22/2066 (a)	EUR	555,000	728,786
Series 68, 2.25%, 6/22/2023	EUR	1,206,000	1,384,178
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	786,845
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,262,000	1,483,079
Series 73, 3.00%, 6/22/2034 (a)	EUR	835,000	1,132,467
Series 71, 3.75%, 6/22/2045	EUR	845,000	1,374,952
Series 66, 4.00%, 3/28/2032	EUR	529,000	761,162
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,830,000	3,017,420
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,072,000	1,387,503
Series 44, 5.00%, 3/28/2035 (a)	EUR	1,802,000	2,937,078
Series 31, 5.50%, 3/28/2028	EUR	1,773,000	2,551,725
			36,153,069
CANADA — 4.6%
Canadian Government Bond:
0.25%, 8/1/2023	CAD	1,000,000	781,648
0.25%, 4/1/2024	CAD	2,565,000	1,973,913
0.25%, 3/1/2026	CAD	1,100,000	811,679
0.50%, 9/1/2025	CAD	3,460,000	2,602,846
0.50%, 12/1/2030	CAD	1,250,000	854,867
1.00%, 9/1/2026	CAD	500,000	377,399
Security Description		Principal Amount	Value
1.00%, 6/1/2027	CAD	1,249,000	$934,454
1.25%, 3/1/2025	CAD	1,470,000	1,141,435
1.25%, 6/1/2030	CAD	2,939,000	2,159,337
1.50%, 6/1/2023	CAD	1,585,000	1,261,806
1.50%, 9/1/2024	CAD	1,139,000	895,512
1.50%, 6/1/2026	CAD	1,403,000	1,085,992
1.50%, 6/1/2031	CAD	2,725,000	2,025,543
1.50%, 12/1/2031	CAD	890,000	658,703
1.75%, 12/1/2053	CAD	375,000	259,542
2.00%, 9/1/2023	CAD	2,779,000	2,221,858
2.00%, 6/1/2028	CAD	1,350,000	1,058,965
2.00%, 12/1/2051	CAD	3,130,000	2,320,801
2.25%, 3/1/2024	CAD	1,523,000	1,219,168
2.25%, 6/1/2025	CAD	910,000	727,322
2.25%, 6/1/2029	CAD	1,435,000	1,141,394
2.50%, 6/1/2024	CAD	1,180,000	949,267
2.75%, 12/1/2048	CAD	1,117,000	960,885
2.75%, 12/1/2064	CAD	385,000	336,552
3.50%, 12/1/2045	CAD	1,423,000	1,364,223
4.00%, 6/1/2041	CAD	1,008,000	999,443
5.00%, 6/1/2037	CAD	1,020,000	1,080,209
Series WL43, 5.75%, 6/1/2029	CAD	1,220,000	1,193,877
5.75%, 6/1/2033	CAD	1,370,000	1,451,218
Series A55, 8.00%, 6/1/2023	CAD	390,000	333,664
Series VW17, 8.00%, 6/1/2027	CAD	370,000	376,764
Series A-76, 9.00%, 6/1/2025	CAD	330,000	317,904
Canadian When Issued Government Bond 0.50%, 11/1/2023	CAD	1,250,000	974,984
			36,853,174
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	170,000,000	170,445
2.50%, 3/1/2025	CLP	370,000,000	417,718
4.50%, 3/1/2026	CLP	310,000,000	366,818
4.70%, 9/1/2030 (a)	CLP	340,000,000	391,284
5.00%, 10/1/2028 (a)	CLP	160,000,000	190,025
5.00%, 3/1/2035	CLP	415,000,000	475,929
5.10%, 7/15/2050	CLP	95,000,000	104,534
Series 30YR, 6.00%, 1/1/2043	CLP	280,000,000	353,610
			2,470,363
CHINA — 4.5%
China Government Bond:
Series INBK, 2.89%, 11/18/2031	CNY	2,400,000	380,700
Series 1904, 3.19%, 4/11/2024	CNY	10,800,000	1,731,087
Series 1907, 3.25%, 6/6/2026	CNY	20,150,000	3,256,837

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 1827, 3.25%, 11/22/2028	CNY	69,600,000	$11,266,744
Series INBK, 3.27%, 11/19/2030	CNY	10,700,000	1,738,760
Series 1823, 3.29%, 10/18/2023	CNY	54,320,000	8,704,275
Series INBK, 3.39%, 3/16/2050	CNY	2,000,000	312,762
Series 1824, 4.08%, 10/22/2048	CNY	48,380,000	8,468,431
Series 2417, 4.63%, 8/11/2034	CNY	1,500,000	278,218
			36,137,814
COLOMBIA — 0.6%
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	4,900,000,000	1,102,297
Series B, 7.00%, 6/30/2032	COP	7,290,000,000	1,602,664
Series B, 7.25%, 10/26/2050	COP	1,370,000,000	271,204
Series B, 7.50%, 8/26/2026	COP	6,633,000,000	1,653,590
			4,629,755
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	94,808
Series EMTN, 1.50%, 4/16/2027	EUR	50,000	55,562
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	292,389
Series EMTN, 2.75%, 6/27/2024	EUR	50,000	58,357
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	117,113
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	118,508
Series EMTN, 3.75%, 7/26/2023	EUR	210,000	244,050
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	123,849
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	86,694
			1,191,330
CZECH REPUBLIC — 0.7%
Czech Republic Government Bond:
Series 135, Zero Coupon, 12/12/2024	CZK	2,350,000	94,739
Series 100, 0.25%, 2/10/2027	CZK	8,210,000	310,112
Security Description		Principal Amount	Value
Series 97, 0.45%, 10/25/2023	CZK	7,650,000	$325,131
Series 94, 0.95%, 5/15/2030	CZK	10,730,000	394,203
Series 95, 1.00%, 6/26/2026	CZK	11,420,000	454,667
Series 121, 1.20%, 3/13/2031	CZK	21,130,000	779,170
Series 120, 1.25%, 2/14/2025	CZK	7,950,000	330,277
Series 125, 1.50%, 4/24/2040	CZK	7,600,000	239,752
Series 138, 1.75%, 6/23/2032	CZK	9,250,000	351,839
Series 103, 2.00%, 10/13/2033	CZK	9,500,000	362,993
Series 89, 2.40%, 9/17/2025	CZK	10,440,000	443,471
Series 78, 2.50%, 8/25/2028	CZK	14,130,000	593,572
Series 105, 2.75%, 7/23/2029	CZK	17,630,000	747,684
Series 49, 4.20%, 12/4/2036	CZK	4,530,000	216,363
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	85,896
Series 58, 5.70%, 5/25/2024	CZK	6,990,000	324,624
			6,054,493
DENMARK — 0.9%
Denmark Government Bond:
Zero Coupon, 11/15/2024	DKK	850,000	126,101
Series 10Y, Zero Coupon, 11/15/2031	DKK	2,820,000	390,466
Series 30Y, 0.25%, 11/15/2052	DKK	3,075,000	379,095
Series 10Y, 0.50%, 11/15/2027	DKK	6,903,000	1,025,114
Series 10YR, 0.50%, 11/15/2029	DKK	7,363,000	1,083,323
1.50%, 11/15/2023	DKK	3,095,000	474,840
1.75%, 11/15/2025	DKK	5,068,000	793,629
4.50%, 11/15/2039	DKK	10,686,000	2,534,043
7.00%, 11/10/2024	DKK	1,002,000	176,001
			6,982,612
ESTONIA — 0.0% (b)
Estonia Government International Bond 0.13%, 6/10/2030	EUR	100,000	101,790

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
FINLAND — 1.2%
Finland Government Bond:
Zero Coupon, 9/15/2023 (a)	EUR	495,000	$552,453
Zero Coupon, 9/15/2024 (a)	EUR	105,000	116,392
Zero Coupon, 9/15/2026 (a)	EUR	100,000	108,643
Zero Coupon, 9/15/2030 (a)	EUR	375,000	389,198
0.13%, 9/15/2031 (a)	EUR	400,000	414,039
0.13%, 4/15/2036 (a)	EUR	150,000	146,478
0.13%, 4/15/2052 (a)	EUR	250,000	211,430
0.25%, 9/15/2040 (a)	EUR	122,000	116,209
0.50%, 4/15/2026 (a)	EUR	531,000	593,306
0.50%, 9/15/2027 (a)	EUR	590,000	653,777
0.50%, 9/15/2028 (a)	EUR	362,000	398,030
0.50%, 9/15/2029 (a)	EUR	423,000	462,321
0.75%, 4/15/2031 (a)	EUR	522,000	577,442
0.88%, 9/15/2025 (a)	EUR	393,000	445,591
1.13%, 4/15/2034 (a)	EUR	555,000	626,449
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	616,000	742,560
1.50%, 4/15/2023 (a)	EUR	430,000	487,943
2.00%, 4/15/2024 (a)	EUR	497,000	575,054
2.63%, 7/4/2042 (a)	EUR	534,000	763,539
2.75%, 7/4/2028 (a)	EUR	565,000	711,289
4.00%, 7/4/2025 (a)	EUR	561,000	700,536
			9,792,679
FRANCE — 4.8%
France Government Bond OAT:
Zero Coupon, 3/25/2024	EUR	900,000	1,001,035
Zero Coupon, 3/25/2025	EUR	755,000	832,894
Zero Coupon, 2/25/2026	EUR	175,000	191,472
Zero Coupon, 11/25/2029	EUR	991,000	1,040,269
Zero Coupon, 11/25/2030	EUR	1,055,000	1,091,320
Zero Coupon, 11/25/2031	EUR	700,000	712,419
0.25%, 11/25/2026	EUR	847,000	930,687
0.50%, 5/25/2025	EUR	820,000	917,435
0.50%, 5/25/2026	EUR	1,188,000	1,323,832
0.50%, 5/25/2029	EUR	910,000	996,964
0.50%, 5/25/2040 (a)	EUR	145,000	141,667
0.50%, 5/25/2072 (a)	EUR	127,000	89,721
0.75%, 5/25/2028	EUR	1,266,000	1,418,295
0.75%, 11/25/2028	EUR	821,000	918,050
0.75%, 5/25/2052	EUR	500,000	467,836
1.00%, 11/25/2025	EUR	1,017,000	1,156,313
1.00%, 5/25/2027	EUR	613,000	696,726
Security Description		Principal Amount	Value
1.25%, 5/25/2034	EUR	835,000	$947,328
1.25%, 5/25/2036 (a)	EUR	660,000	744,586
1.50%, 5/25/2031	EUR	1,095,000	1,288,505
1.50%, 5/25/2050 (a)	EUR	830,000	951,742
1.75%, 5/25/2023	EUR	1,104,000	1,258,289
1.75%, 11/25/2024	EUR	800,000	926,473
1.75%, 6/25/2039 (a)	EUR	550,000	667,927
1.75%, 5/25/2066 (a)	EUR	285,000	343,540
2.00%, 5/25/2048 (a)	EUR	615,000	783,120
2.25%, 5/25/2024	EUR	740,000	861,565
2.50%, 5/25/2030	EUR	1,111,000	1,407,631
2.75%, 10/25/2027	EUR	1,115,000	1,388,180
3.25%, 5/25/2045	EUR	585,000	901,467
3.50%, 4/25/2026	EUR	932,000	1,165,832
4.00%, 10/25/2038	EUR	726,000	1,155,574
4.00%, 4/25/2055 (a)	EUR	374,000	699,851
4.00%, 4/25/2060	EUR	382,000	742,127
4.25%, 10/25/2023	EUR	1,050,000	1,248,964
4.50%, 4/25/2041	EUR	810,000	1,395,175
4.75%, 4/25/2035	EUR	798,000	1,288,488
5.50%, 4/25/2029	EUR	755,000	1,120,342
5.75%, 10/25/2032	EUR	745,000	1,229,960
6.00%, 10/25/2025	EUR	876,000	1,171,421
8.50%, 4/25/2023	EUR	201,000	244,777
French Republic Government Bond OAT:
Zero Coupon, 2/25/2027	EUR	275,000	297,468
0.50%, 6/25/2044 (a)	EUR	150,000	140,957
0.75%, 5/25/2053 (a)	EUR	150,000	137,926
			38,436,150
GERMANY — 4.6%
Bundesrepublik Deutschland:
Zero Coupon, 8/15/2026	EUR	887,000	974,503
Zero Coupon, 8/15/2029	EUR	800,000	862,295
Zero Coupon, 8/15/2030	EUR	1,097,000	1,174,696
Series G, Zero Coupon, 8/15/2030	EUR	200,000	214,588
Zero Coupon, 2/15/2031	EUR	1,103,000	1,176,666
Zero Coupon, 8/15/2050	EUR	650,000	605,345
0.25%, 2/15/2027	EUR	1,082,000	1,199,520
0.25%, 8/15/2028	EUR	930,000	1,023,658
0.50%, 8/15/2027	EUR	395,000	442,238
0.50%, 2/15/2028	EUR	895,000	1,001,460
1.25%, 8/15/2048	EUR	849,000	1,093,705
Series 98, 4.75%, 7/4/2028	EUR	419,000	591,797

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 08, 4.75%, 7/4/2040	EUR	100,000	$190,859
Series 94, 6.25%, 1/4/2024	EUR	265,000	328,340
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2031	EUR	625,000	663,039
Series G, Zero Coupon, 8/15/2031	EUR	225,000	239,101
Zero Coupon, 2/15/2032	EUR	250,000	262,891
Zero Coupon, 8/15/2052	EUR	150,000	136,732
Bundesschatzanweisungen:
Zero Coupon, 9/15/2023	EUR	300,000	335,168
Zero Coupon, 12/15/2023	EUR	225,000	251,171
Federal Republic of Germany:
Series 178, Zero Coupon, 10/13/2023	EUR	605,000	676,372
Series 179, Zero Coupon, 4/5/2024	EUR	550,000	612,940
Series 180, Zero Coupon, 10/18/2024	EUR	550,000	611,276
Series 181, Zero Coupon, 4/11/2025	EUR	500,000	553,989
Series 182, Zero Coupon, 10/10/2025	EUR	520,000	574,441
Series 183, Zero Coupon, 4/10/2026	EUR	225,000	247,668
Zero Coupon, 2/15/2030	EUR	831,000	893,259
0.25%, 2/15/2029	EUR	866,000	952,528
0.50%, 2/15/2025	EUR	1,211,000	1,363,106
0.50%, 2/15/2026	EUR	1,153,000	1,295,343
1.00%, 8/15/2024	EUR	765,000	871,429
1.00%, 8/15/2025	EUR	868,000	992,334
1.50%, 5/15/2023	EUR	695,000	789,882
1.50%, 5/15/2024	EUR	774,000	889,239
1.75%, 2/15/2024	EUR	650,000	748,585
2.00%, 8/15/2023	EUR	550,000	631,958
2.50%, 7/4/2044	EUR	882,000	1,377,115
2.50%, 8/15/2046	EUR	929,000	1,488,728
3.25%, 7/4/2042	EUR	614,000	1,030,763
Series 05, 4.00%, 1/4/2037	EUR	742,000	1,226,247
Series 2007, 4.25%, 7/4/2039	EUR	450,000	799,566
Series 03, 4.75%, 7/4/2034	EUR	655,000	1,095,645
Series 08, 4.75%, 7/4/2040	EUR	493,000	940,933
Security Description		Principal Amount	Value
Series 00, 5.50%, 1/4/2031	EUR	690,000	$1,100,631
Series 98, 5.63%, 1/4/2028	EUR	725,000	1,048,129
Series 00, 6.25%, 1/4/2030	EUR	483,000	777,310
Series 97, 6.50%, 7/4/2027	EUR	400,000	586,521
			36,943,709
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
1.25%, 6/29/2027	HKD	450,000	55,424
1.68%, 1/21/2026	HKD	1,350,000	170,512
1.89%, 3/2/2032	HKD	300,000	37,701
1.97%, 1/17/2029	HKD	200,000	25,421
2.02%, 3/7/2034	HKD	300,000	37,806
2.13%, 7/16/2030	HKD	450,000	57,988
2.22%, 8/7/2024	HKD	1,600,000	206,731
			591,583
HUNGARY — 0.4%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	32,000,000	80,257
Series 26/E, 1.50%, 4/22/2026	HUF	97,000,000	242,736
Series 29/A, 2.00%, 5/23/2029	HUF	42,000,000	96,939
Series 33/A, 2.25%, 4/20/2033	HUF	112,700,000	240,520
Series 34/A, 2.25%, 6/22/2034	HUF	40,000,000	82,082
Series 24/C, 2.50%, 10/24/2024	HUF	105,000,000	289,046
Series 26/D, 2.75%, 12/22/2026	HUF	99,080,000	255,395
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	332,351
Series 27/A, 3.00%, 10/27/2027	HUF	110,260,000	281,781
Series 30/A, 3.00%, 8/21/2030	HUF	116,550,000	284,235
Series 38/A, 3.00%, 10/27/2038	HUF	103,500,000	216,370
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	90,475
Series 31/A, 3.25%, 10/22/2031	HUF	85,000,000	206,874
Series 25/B, 5.50%, 6/24/2025	HUF	57,650,000	169,915
Series 23/A, 6.00%, 11/24/2023	HUF	97,760,000	294,561

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	$285,403
			3,448,940
INDONESIA — 2.7%
Indonesia Treasury Bond:
Series FR90, 5.13%, 4/15/2027	IDR	2,936,000,000	199,805
Series FR64, 6.13%, 5/15/2028	IDR	57,635,000,000	3,956,299
Series FR88, 6.25%, 6/15/2036	IDR	17,215,000,000	1,158,167
Series FR81, 6.50%, 6/15/2025	IDR	5,485,000,000	397,654
Series FR65, 6.63%, 5/15/2033	IDR	60,700,000,000	4,123,331
Series FR89, 6.88%, 8/15/2051	IDR	6,350,000,000	433,573
Series FR59, 7.00%, 5/15/2027	IDR	36,050,000,000	2,628,908
Series FR76, 7.38%, 5/15/2048	IDR	8,400,000,000	588,658
Series FR75, 7.50%, 5/15/2038	IDR	57,566,000,000	4,098,419
Series FR70, 8.38%, 3/15/2024	IDR	52,335,000,000	3,911,652
			21,496,466
IRELAND — 1.5%
Ireland Government Bond:
Zero Coupon, 10/18/2031	EUR	775,000	782,462
0.20%, 5/15/2027	EUR	200,000	218,117
0.20%, 10/18/2030	EUR	600,000	630,289
0.40%, 5/15/2035	EUR	271,000	272,725
0.55%, 4/22/2041	EUR	300,000	291,787
0.90%, 5/15/2028	EUR	768,000	863,736
1.00%, 5/15/2026	EUR	1,075,000	1,221,698
1.10%, 5/15/2029	EUR	900,000	1,022,737
1.30%, 5/15/2033	EUR	554,000	627,260
1.35%, 3/18/2031	EUR	715,000	830,068
1.50%, 5/15/2050	EUR	650,000	732,531
1.70%, 5/15/2037	EUR	460,000	544,581
2.00%, 2/18/2045	EUR	765,000	962,077
2.40%, 5/15/2030	EUR	750,000	937,964
3.40%, 3/18/2024	EUR	764,000	906,050
5.40%, 3/13/2025	EUR	969,000	1,237,490
			12,081,572
ISRAEL — 0.9%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	525,000	162,512
Series 1024, 0.40%, 10/31/2024	ILS	565,000	172,122
Series 0425, 0.50%, 4/30/2025	ILS	1,895,000	575,164
Security Description		Principal Amount	Value
Series 0330, 1.00%, 3/31/2030	ILS	2,825,000	$818,860
Series 1123, 1.50%, 11/30/2023	ILS	1,690,000	531,684
Series 0537, 1.50%, 5/31/2037	ILS	1,250,000	335,925
Series 0825, 1.75%, 8/31/2025	ILS	1,904,000	599,309
Series 0327, 2.00%, 3/31/2027	ILS	1,590,000	504,712
Series 0928, 2.25%, 9/28/2028	ILS	1,700,000	544,889
Series 0324, 3.75%, 3/31/2024	ILS	1,917,000	628,186
Series 0347, 3.75%, 3/31/2047	ILS	2,085,000	742,791
Series 0142, 5.50%, 1/31/2042	ILS	1,955,000	868,231
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	559,966
			7,044,351
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 1/15/2024	EUR	250,000	276,699
Zero Coupon, 4/15/2024	EUR	575,000	633,440
Zero Coupon, 8/15/2024	EUR	200,000	219,355
Zero Coupon, 4/1/2026	EUR	100,000	106,398
Zero Coupon, 8/1/2026	EUR	275,000	290,819
0.25%, 3/15/2028	EUR	225,000	232,524
0.35%, 2/1/2025	EUR	475,000	522,801
0.50%, 2/1/2026	EUR	250,000	272,766
0.60%, 8/1/2031 (a)	EUR	525,000	516,889
0.90%, 4/1/2031	EUR	344,000	350,484
0.95%, 8/1/2030	EUR	204,000	211,502
0.95%, 12/1/2031 (a)	EUR	200,000	202,496
1.25%, 12/1/2026	EUR	688,000	767,494
1.35%, 4/1/2030	EUR	500,000	538,973
1.45%, 11/15/2024	EUR	334,000	378,439
1.45%, 5/15/2025	EUR	350,000	396,437
1.45%, 3/1/2036 (a)	EUR	251,000	256,268
1.50%, 4/30/2045 (a)	EUR	200,000	189,222
1.60%, 6/1/2026	EUR	657,000	745,705
1.65%, 12/1/2030 (a)	EUR	600,000	655,598
1.70%, 9/1/2051 (a)	EUR	150,000	142,230
1.75%, 7/1/2024	EUR	400,000	456,587
1.85%, 5/15/2024	EUR	355,000	406,169
2.00%, 2/1/2028	EUR	670,000	768,660
2.05%, 8/1/2027	EUR	590,000	678,899
2.15%, 3/1/2072 (a)	EUR	150,000	142,305
2.20%, 6/1/2027	EUR	610,000	708,119

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 9/1/2036 (a)	EUR	295,000	$332,345
Series 5Y, 2.45%, 10/1/2023	EUR	385,000	443,792
2.45%, 9/1/2033 (a)	EUR	470,000	544,394
2.50%, 11/15/2025	EUR	478,000	561,205
2.80%, 12/1/2028	EUR	558,000	670,279
2.80%, 3/1/2067 (a)	EUR	245,000	275,140
2.95%, 9/1/2038 (a)	EUR	327,000	399,274
3.00%, 8/1/2029	EUR	602,000	731,840
3.10%, 3/1/2040 (a)	EUR	223,000	277,345
3.45%, 3/1/2048 (a)	EUR	441,000	590,502
3.85%, 9/1/2049 (a)	EUR	280,000	399,054
7.25%, 11/1/2026	EUR	316,000	447,395
9.00%, 11/1/2023	EUR	250,000	316,938
Republic of Italy:
1.50%, 6/1/2025	EUR	354,000	401,898
1.65%, 3/1/2032 (a)	EUR	627,000	679,288
1.85%, 7/1/2025 (a)	EUR	400,000	458,456
2.00%, 12/1/2025	EUR	707,000	816,011
2.10%, 7/15/2026	EUR	150,000	173,640
Series CAC, 2.45%, 9/1/2050 (a)	EUR	250,000	277,620
2.50%, 12/1/2024	EUR	542,000	631,943
2.70%, 3/1/2047 (a)	EUR	335,000	396,222
3.25%, 9/1/2046 (a)	EUR	481,000	621,810
3.35%, 3/1/2035 (a)	EUR	300,000	379,375
3.50%, 3/1/2030 (a)	EUR	770,000	971,218
3.75%, 9/1/2024	EUR	430,000	514,801
4.00%, 2/1/2037 (a)	EUR	762,000	1,043,655
4.50%, 5/1/2023	EUR	430,000	502,651
4.50%, 3/1/2024	EUR	665,000	798,883
4.50%, 3/1/2026 (a)	EUR	757,000	955,529
4.75%, 8/1/2023 (a)	EUR	530,000	627,558
4.75%, 9/1/2028 (a)	EUR	774,000	1,030,755
4.75%, 9/1/2044 (a)	EUR	781,000	1,230,293
5.00%, 3/1/2025 (a)	EUR	550,000	686,861
5.00%, 8/1/2034 (a)	EUR	452,000	666,573
5.00%, 8/1/2039 (a)	EUR	579,000	896,289
5.00%, 9/1/2040 (a)	EUR	470,000	736,140
5.25%, 11/1/2029	EUR	757,000	1,066,179
5.75%, 2/1/2033	EUR	439,000	668,691
6.00%, 5/1/2031	EUR	945,000	1,420,439
6.50%, 11/1/2027	EUR	780,000	1,107,676
			36,817,235
JAPAN — 23.5%
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	230,500,000	1,906,556
Series 343, 0.10%, 6/20/2026	JPY	190,000,000	1,571,095
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	2,600,859
Series 345, 0.10%, 12/20/2026	JPY	282,250,000	2,332,693
Security Description		Principal Amount	Value
Series 346, 0.10%, 3/20/2027	JPY	277,250,000	$2,291,073
Series 347, 0.10%, 6/20/2027	JPY	197,000,000	1,627,321
Series 348, 0.10%, 9/20/2027	JPY	189,000,000	1,561,097
Series 349, 0.10%, 12/20/2027	JPY	220,200,000	1,818,584
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,290,945
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,629,320
Series 352, 0.10%, 9/20/2028	JPY	213,400,000	1,759,453
Series 353, 0.10%, 12/20/2028	JPY	195,000,000	1,606,945
Series 354, 0.10%, 3/20/2029	JPY	260,000,000	2,141,265
Series 355, 0.10%, 6/20/2029	JPY	210,000,000	1,728,272
Series 356, 0.10%, 9/20/2029	JPY	150,000,000	1,233,516
Series 357, 0.10%, 12/20/2029	JPY	265,000,000	2,177,421
Series 358, 0.10%, 3/20/2030	JPY	402,500,000	3,304,330
Series 359, 0.10%, 6/20/2030	JPY	265,000,000	2,173,513
Series 361, 0.10%, 12/20/2030	JPY	200,950,000	1,644,057
Series 337, 0.30%, 12/20/2024	JPY	133,300,000	1,107,980
Series 341, 0.30%, 12/20/2025	JPY	204,150,000	1,701,236
Series 338, 0.40%, 3/20/2025	JPY	214,450,000	1,789,047
Series 339, 0.40%, 6/20/2025	JPY	341,500,000	2,851,887
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	2,482,742
Series 335, 0.50%, 9/20/2024	JPY	219,250,000	1,830,049
Series 336, 0.50%, 12/20/2024	JPY	98,700,000	824,803
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	640,475
Series 332, 0.60%, 12/20/2023	JPY	245,000,000	2,040,661
Series 333, 0.60%, 3/20/2024	JPY	238,250,000	1,987,383
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,113,422
Series 329, 0.80%, 6/20/2023	JPY	254,400,000	2,118,096
Series 330, 0.80%, 9/20/2023	JPY	195,750,000	1,632,946

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	$994,047
Series 170, 0.30%, 9/20/2039	JPY	45,600,000	356,651
Series 171, 0.30%, 12/20/2039	JPY	55,400,000	432,246
Series 156, 0.40%, 3/20/2036	JPY	93,900,000	771,825
Series 168, 0.40%, 3/20/2039	JPY	25,000,000	200,194
Series 172, 0.40%, 3/20/2040	JPY	62,000,000	490,851
Series 173, 0.40%, 6/20/2040	JPY	68,850,000	543,647
Series 174, 0.40%, 9/20/2040	JPY	30,000,000	236,018
Series 158, 0.50%, 9/20/2036	JPY	90,300,000	749,763
Series 164, 0.50%, 3/20/2038	JPY	139,800,000	1,147,264
Series 165, 0.50%, 6/20/2038	JPY	120,000,000	983,402
Series 167, 0.50%, 12/20/2038	JPY	85,000,000	693,383
Series 175, 0.50%, 12/20/2040	JPY	85,000,000	679,636
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	757,295
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	814,635
Series 162, 0.60%, 9/20/2037	JPY	80,000,000	669,752
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	801,789
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	864,550
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	801,663
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	499,536
Series 155, 1.00%, 12/20/2035	JPY	133,800,000	1,189,930
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,183,629
Series 152, 1.20%, 3/20/2035	JPY	95,000,000	865,093
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	956,374
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	1,013,622
Series 150, 1.40%, 9/20/2034	JPY	292,350,000	2,717,560
Series 144, 1.50%, 3/20/2033	JPY	66,200,000	618,023
Security Description		Principal Amount	Value
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	$1,031,150
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	938,719
Series 136, 1.60%, 3/20/2032	JPY	100,600,000	942,072
Series 143, 1.60%, 3/20/2033	JPY	60,000,000	565,416
Series 147, 1.60%, 12/20/2033	JPY	150,000,000	1,419,102
Series 140, 1.70%, 9/20/2032	JPY	100,000,000	947,946
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,234,537
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,487,552
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,669,806
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	890,146
Series 130, 1.80%, 9/20/2031	JPY	134,100,000	1,270,102
Series 133, 1.80%, 12/20/2031	JPY	166,550,000	1,582,002
Series 142, 1.80%, 12/20/2032	JPY	166,650,000	1,596,915
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	468,199
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	474,011
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	503,206
Series 121, 1.90%, 9/20/2030	JPY	48,600,000	458,484
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	304,222
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	261,968
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	271,136
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	607,026
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	397,817
Series 92, 2.10%, 12/20/2026	JPY	63,800,000	576,747
Series 94, 2.10%, 3/20/2027	JPY	81,000,000	735,370
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	392,192
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	827,778
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	502,468
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	467,044

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 113, 2.10%, 9/20/2029	JPY	96,250,000	$909,290
Series 117, 2.10%, 3/20/2030	JPY	99,600,000	947,437
Series 90, 2.20%, 9/20/2026	JPY	45,300,000	409,493
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	779,847
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	770,411
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	467,897
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	715,656
Series 125, 2.20%, 3/20/2031	JPY	48,650,000	472,471
Series 95, 2.30%, 6/20/2027	JPY	50,000,000	460,321
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	552,136
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	60,000,000	439,148
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	434,669
Series 65, 0.40%, 12/20/2049	JPY	52,350,000	378,542
Series 66, 0.40%, 3/20/2050	JPY	60,000,000	434,007
Series 52, 0.50%, 9/20/2046	JPY	62,500,000	479,233
Series 62, 0.50%, 3/20/2049	JPY	50,000,000	374,027
Series 53, 0.60%, 12/20/2046	JPY	59,650,000	467,818
Series 67, 0.60%, 6/20/2050	JPY	80,000,000	610,129
Series 68, 0.60%, 9/20/2050	JPY	90,000,000	685,698
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	451,928
Series 61, 0.70%, 12/20/2048	JPY	75,000,000	592,486
Series 69, 0.70%, 12/20/2050	JPY	100,000,000	782,764
Series 50, 0.80%, 3/20/2046	JPY	99,650,000	821,543
Series 54, 0.80%, 3/20/2047	JPY	80,750,000	661,475
Series 55, 0.80%, 6/20/2047	JPY	44,650,000	365,356
Series 56, 0.80%, 9/20/2047	JPY	98,750,000	806,638
Series 57, 0.80%, 12/20/2047	JPY	68,250,000	556,521
Security Description		Principal Amount	Value
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	$628,374
Series 60, 0.90%, 9/20/2048	JPY	94,650,000	785,905
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	787,000
Series 49, 1.40%, 12/20/2045	JPY	59,650,000	556,687
Series 45, 1.50%, 12/20/2044	JPY	50,000,000	475,432
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	662,448
Series 47, 1.60%, 6/20/2045	JPY	102,850,000	995,724
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	401,539
Series 41, 1.70%, 12/20/2043	JPY	103,000,000	1,012,222
Series 42, 1.70%, 3/20/2044	JPY	49,650,000	488,245
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	989,619
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	660,086
Series 38, 1.80%, 3/20/2043	JPY	50,000,000	498,253
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	698,650
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	858,446
Series 39, 1.90%, 6/20/2043	JPY	53,500,000	541,898
Series 13, 2.00%, 12/20/2033	JPY	60,000,000	590,103
Series 33, 2.00%, 9/20/2040	JPY	91,200,000	926,434
Series 35, 2.00%, 9/20/2041	JPY	94,750,000	967,102
Series 36, 2.00%, 3/20/2042	JPY	121,750,000	1,246,349
Series 34, 2.20%, 3/20/2041	JPY	74,900,000	784,397
Series 21, 2.30%, 12/20/2035	JPY	30,000,000	309,756
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	191,543
Series 30, 2.30%, 3/20/2039	JPY	97,950,000	1,032,036
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	673,329
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	421,708
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	532,400
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	207,987

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	$315,584
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	422,519
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	318,493
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	512,973
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	148,600,000	1,037,623
Series 12, 0.50%, 3/20/2059	JPY	75,000,000	533,716
Series 13, 0.50%, 3/20/2060	JPY	135,000,000	957,719
Series 11, 0.80%, 3/20/2058	JPY	73,000,000	578,076
Series 10, 0.90%, 3/20/2057	JPY	121,750,000	995,637
Series 8, 1.40%, 3/20/2055	JPY	58,750,000	551,212
Series 7, 1.70%, 3/20/2054	JPY	75,000,000	752,997
Series 6, 1.90%, 3/20/2053	JPY	44,000,000	459,550
Series 5, 2.00%, 3/20/2052	JPY	40,000,000	424,743
Series 2, 2.20%, 3/20/2049	JPY	41,650,000	452,119
Series 3, 2.20%, 3/20/2050	JPY	29,650,000	323,997
Series 4, 2.20%, 3/20/2051	JPY	38,050,000	417,787
Series 1, 2.40%, 3/20/2048	JPY	42,000,000	471,660
Government of Japan 5 Year Bond:
Series 136, 0.10%, 6/20/2023	JPY	115,000,000	949,438
Series 137, 0.10%, 9/20/2023	JPY	188,200,000	1,554,055
Series 138, 0.10%, 12/20/2023	JPY	488,350,000	4,033,178
Series 139, 0.10%, 3/20/2024	JPY	275,000,000	2,271,710
Series 140, 0.10%, 6/20/2024	JPY	153,000,000	1,264,388
Series 141, 0.10%, 9/20/2024	JPY	171,550,000	1,417,996
Series 142, 0.10%, 12/20/2024	JPY	180,000,000	1,488,138
Series 143, 0.10%, 3/20/2025	JPY	244,500,000	2,021,771
Series 144, 0.10%, 6/20/2025	JPY	283,100,000	2,341,701
Security Description		Principal Amount	Value
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	$2,481,121
Series 146, 0.10%, 12/20/2025	JPY	89,000,000	736,220
Japan Government 10 Year Bond:
Series 360, 0.10%, 9/20/2030	JPY	200,000,000	1,638,113
Series 362, 0.10%, 3/20/2031	JPY	50,000,000	408,667
Series 363, 0.10%, 6/20/2031	JPY	190,650,000	1,557,196
Series 364, 0.10%, 9/20/2031	JPY	150,000,000	1,224,309
Series 365, 0.10%, 12/20/2031	JPY	540,000,000	4,412,495
Japan Government 2 Year Bond Series 426, 0.01%, 7/1/2023	JPY	374,750,000	3,090,379
Japan Government 20 Year Bond:
Series 177, 0.40%, 6/20/2041	JPY	85,000,000	664,761
Series 176, 0.50%, 3/20/2041	JPY	95,000,000	758,051
Series 179, 0.50%, 12/20/2041	JPY	170,000,000	1,369,230
Japan Government 30 Year Bond:
Series 70, 0.70%, 3/20/2051	JPY	90,000,000	703,435
Series 71, 0.70%, 6/20/2051	JPY	30,000,000	234,501
Japan Government 5 Year Bond:
Series 148, 0.01%, 6/20/2026	JPY	175,000,000	1,441,409
Series 149, 0.01%, 9/20/2026	JPY	100,000,000	823,357
Series 150, 0.01%, 12/20/2026	JPY	150,000,000	1,236,210
			189,773,400
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	200,000	215,231
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	112,805
1.38%, 5/16/2036	EUR	350,000	376,584
Series 7, 2.25%, 2/15/2047	EUR	100,000	126,086
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	116,563
			947,269

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.75%, 5/6/2030	EUR	250,000	$266,791
Series EMTN, 0.95%, 5/26/2027	EUR	70,000	77,278
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	168,773
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	67,016
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	116,535
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	226,490
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	116,914
			1,039,797
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
Zero Coupon, 11/13/2026	EUR	150,000	160,705
0.63%, 2/1/2027	EUR	450,000	495,716
2.13%, 7/10/2023	EUR	290,000	331,564
2.25%, 3/19/2028	EUR	80,000	95,863
			1,083,848
MALAYSIA — 2.0%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	1,750,000	372,807
Series 0319, 3.48%, 6/14/2024	MYR	1,000,000	240,737
Series 0513, 3.73%, 6/15/2028	MYR	5,050,000	1,196,891
Series 0519, 3.76%, 5/22/2040	MYR	900,000	194,707
Series 0116, 3.80%, 8/17/2023	MYR	1,500,000	364,120
Series 0413, 3.84%, 4/15/2033	MYR	2,875,000	664,195
Series 0219, 3.89%, 8/15/2029	MYR	4,250,000	1,005,282
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	242,649
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	681,788
Series 0115, 3.96%, 9/15/2025	MYR	3,650,000	888,135
Series 0217, 4.06%, 9/30/2024	MYR	1,725,000	421,290
Series 0120, 4.07%, 6/15/2050	MYR	725,000	158,944
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	316,418
Security Description		Principal Amount	Value
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	$414,923
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	319,897
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	567,271
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	647,884
Series 0317, 4.76%, 4/7/2037	MYR	2,870,000	717,563
Series 0713, 4.94%, 9/30/2043	MYR	1,610,000	402,437
Malaysia Government Investment Issue:
Series 0719, 3.15%, 5/15/2023	MYR	500,000	120,318
Series 0220, 3.47%, 10/15/2030	MYR	1,160,000	265,491
Series 0419, 3.66%, 10/15/2024	MYR	540,000	130,586
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	298,834
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	305,657
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	450,927
Series 0316, 4.07%, 9/30/2026	MYR	1,300,000	316,048
Series 0318, 4.09%, 11/30/2023	MYR	1,200,000	293,660
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	242,214
Series 0117, 4.26%, 7/26/2027	MYR	2,920,000	717,323
Series 0116, 4.39%, 7/7/2023	MYR	125,000	30,566
Series 0813, 4.44%, 5/22/2024	MYR	1,830,000	448,917
Series 0219, 4.47%, 9/15/2039	MYR	1,600,000	380,376
Series 0513, 4.58%, 8/30/2033	MYR	2,178,000	539,117
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	401,301
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	519,031
Series 0615, 4.79%, 10/31/2035	MYR	920,000	228,871
Series 0417, 4.90%, 5/8/2047	MYR	3,080,000	768,640
Series 0913, 4.94%, 12/6/2028	MYR	725,000	183,537
			16,459,352
MEXICO — 1.5%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	36,345,000	1,657,559

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series M 20, 7.50%, 6/3/2027	MXN	27,785,000	$1,337,183
Series M, 7.75%, 5/29/2031	MXN	26,555,000	1,282,941
Series M, 7.75%, 11/23/2034	MXN	6,965,000	333,846
Series M, 7.75%, 11/13/2042	MXN	15,510,000	724,759
Series M, 8.00%, 12/7/2023	MXN	23,290,000	1,160,307
Series M, 8.00%, 9/5/2024	MXN	15,055,000	746,892
Series M, 8.00%, 11/7/2047	MXN	22,095,000	1,055,590
Series M 20, 8.50%, 5/31/2029	MXN	26,260,000	1,325,273
Series M 30, 8.50%, 11/18/2038	MXN	18,105,000	921,492
Series M 20, 10.00%, 12/5/2024	MXN	23,860,000	1,239,279
Series M 30, 10.00%, 11/20/2036	MXN	6,200,000	355,134
			12,140,255
NETHERLANDS — 3.8%
Kingdom of Netherlands:
Zero Coupon, 1/15/2024 (a)	EUR	894,000	995,875
Zero Coupon, 1/15/2027 (a)	EUR	550,000	598,663
Zero Coupon, 7/15/2030 (a)	EUR	1,249,000	1,318,008
Zero Coupon, 7/15/2031 (a)	EUR	1,025,000	1,069,867
Zero Coupon, 1/15/2052 (a)	EUR	1,000,000	872,529
0.25%, 7/15/2025 (a)	EUR	1,746,000	1,941,930
0.25%, 7/15/2029 (a)	EUR	1,088,000	1,181,232
0.50%, 7/15/2026 (a)	EUR	1,845,000	2,064,689
0.50%, 1/15/2040 (a)	EUR	722,000	757,409
0.75%, 7/15/2027 (a)	EUR	1,791,000	2,022,425
0.75%, 7/15/2028 (a)	EUR	1,598,000	1,802,587
1.75%, 7/15/2023 (a)	EUR	1,409,000	1,610,025
2.00%, 7/15/2024 (a)	EUR	1,245,000	1,447,411
2.50%, 1/15/2033 (a)	EUR	1,672,000	2,188,767
2.75%, 1/15/2047 (a)	EUR	1,643,000	2,631,911
3.75%, 1/15/2042 (a)	EUR	1,584,000	2,698,564
4.00%, 1/15/2037 (a)	EUR	1,374,000	2,195,345
5.50%, 1/15/2028 (a)	EUR	1,112,000	1,590,831
Netherlands Government Bond:
Zero Coupon, 1/15/2029	EUR	975,000	1,041,163
Zero Coupon, 1/15/2038 (a)	EUR	525,000	507,128
			30,536,359
Security Description		Principal Amount	Value
NEW ZEALAND — 0.8%
New Zealand Government Bond:
Series 0528, 0.25%, 5/15/2028	NZD	350,000	$204,107
Series 0524, 0.50%, 5/15/2024	NZD	730,000	482,933
Series 0526, 0.50%, 5/15/2026	NZD	450,000	281,760
Series 0531, 1.50%, 5/15/2031	NZD	965,000	580,009
Series 0541, 1.75%, 5/15/2041	NZD	886,000	476,170
Series 0532, 2.00%, 5/15/2032	NZD	350,000	217,698
Series 0425, 2.75%, 4/15/2025	NZD	1,075,000	741,929
Series 0437, 2.75%, 4/15/2037	NZD	780,000	506,093
Series 0551, 2.75%, 5/15/2051	NZD	125,000	76,452
Series 0429, 3.00%, 4/20/2029	NZD	1,210,000	831,163
Series 0433, 3.50%, 4/14/2033	NZD	630,000	448,639
Series 0427, 4.50%, 4/15/2027	NZD	1,160,000	857,782
Series 0423, 5.50%, 4/15/2023	NZD	1,540,000	1,104,363
			6,809,098
NORWAY — 0.5%
Norway Government Bond:
Series 483, 1.25%, 9/17/2031 (a)	NOK	4,425,000	450,248
Series 482, 1.38%, 8/19/2030 (a)	NOK	5,220,000	543,600
Series 478, 1.50%, 2/19/2026 (a)	NOK	3,312,000	364,624
Series 477, 1.75%, 3/13/2025 (a)	NOK	4,710,000	528,162
Series 479, 1.75%, 2/17/2027 (a)	NOK	3,355,000	369,303
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,115,000	336,135
Series 475, 2.00%, 5/24/2023 (a)	NOK	6,740,000	773,712
Series 480, 2.00%, 4/26/2028 (a)	NOK	3,600,000	397,960
Series 476, 3.00%, 3/14/2024 (a)	NOK	5,087,000	590,636
			4,354,380
PERU — 0.3%
Peru Government Bond:
5.40%, 8/12/2034	PEN	425,000	100,191
5.94%, 2/12/2029	PEN	1,525,000	397,683

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
6.15%, 8/12/2032	PEN	2,065,000	$535,231
6.35%, 8/12/2028	PEN	1,750,000	469,558
6.90%, 8/12/2037	PEN	2,750,000	729,837
8.20%, 8/12/2026	PEN	1,650,000	479,298
			2,711,798
POLAND — 0.9%
Poland Government Bond:
Series 1026, 0.25%, 10/25/2026	PLN	2,375,000	450,750
Series 0425, 0.75%, 4/25/2025	PLN	2,025,000	421,692
Series 1030, 1.25%, 10/25/2030	PLN	3,525,000	622,823
Series 1024, 2.25%, 10/25/2024	PLN	3,150,000	696,708
Series 0424, 2.50%, 4/25/2024	PLN	2,950,000	667,862
Series 0726, 2.50%, 7/25/2026	PLN	4,105,000	867,150
Series 0727, 2.50%, 7/25/2027	PLN	2,725,000	565,238
Series 0428, 2.75%, 4/25/2028	PLN	4,370,000	903,939
Series 1029, 2.75%, 10/25/2029	PLN	3,950,000	804,834
Series 0725, 3.25%, 7/25/2025	PLN	3,190,000	711,663
Series 1023, 4.00%, 10/25/2023	PLN	2,430,000	570,873
Series 0447, 4.00%, 4/25/2047	PLN	315,000	62,286
Series 0429, 5.75%, 4/25/2029	PLN	885,000	218,295
			7,564,113
PORTUGAL — 1.8%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	475,000	478,723
0.48%, 10/18/2030 (a)	EUR	410,000	429,068
0.70%, 10/15/2027 (a)	EUR	139,000	153,420
0.90%, 10/12/2035 (a)	EUR	828,000	843,546
1.00%, 4/12/2052 (a)	EUR	316,000	271,509
1.95%, 6/15/2029 (a)	EUR	829,000	975,157
2.13%, 10/17/2028 (a)	EUR	1,421,000	1,697,791
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	713,000	859,813
2.88%, 10/15/2025 (a)	EUR	1,041,000	1,254,405
2.88%, 7/21/2026 (a)	EUR	1,020,000	1,242,021
3.88%, 2/15/2030 (a)	EUR	629,000	844,568
4.10%, 4/15/2037 (a)	EUR	883,000	1,305,106
4.10%, 2/15/2045 (a)	EUR	380,000	608,801
4.13%, 4/14/2027 (a)	EUR	830,000	1,079,237
4.95%, 10/25/2023 (a)	EUR	774,000	927,603
Security Description		Principal Amount	Value
5.65%, 2/15/2024 (a)	EUR	1,100,000	$1,349,580
			14,320,348
ROMANIA — 0.4%
Romania Government Bond:
Series 7Y, 3.25%, 4/29/2024	RON	2,000,000	429,872
Series 5Y, 3.65%, 7/28/2025	RON	525,000	110,571
Series 15Y, 3.65%, 9/24/2031	RON	600,000	111,670
Series 8Y, 4.15%, 1/26/2028	RON	2,050,000	419,112
Series 4.3Y, 4.40%, 9/25/2023	RON	3,845,000	855,473
Series 15Y, 4.75%, 10/11/2034	RON	900,000	176,827
Series 7Y, 4.85%, 4/22/2026	RON	1,600,000	347,050
Series 10Y, 5.00%, 2/12/2029	RON	4,330,000	916,011
			3,366,586
SINGAPORE — 1.0%
Singapore Government Bond:
0.50%, 11/1/2025	SGD	400,000	278,716
1.25%, 11/1/2026	SGD	130,000	91,879
1.63%, 7/1/2031	SGD	450,000	313,096
1.88%, 3/1/2050	SGD	750,000	476,595
1.88%, 10/1/2051	SGD	150,000	93,943
2.00%, 2/1/2024	SGD	555,000	411,160
2.13%, 6/1/2026	SGD	725,000	533,565
2.25%, 8/1/2036	SGD	715,000	511,233
2.38%, 6/1/2025	SGD	590,000	439,879
2.38%, 7/1/2039	SGD	300,000	216,352
2.63%, 5/1/2028	SGD	490,000	368,220
2.75%, 7/1/2023	SGD	565,000	423,157
2.75%, 4/1/2042	SGD	460,000	347,542
2.75%, 3/1/2046	SGD	660,000	495,969
2.88%, 7/1/2029	SGD	640,000	489,547
2.88%, 9/1/2030	SGD	850,000	653,005
3.00%, 9/1/2024	SGD	750,000	567,370
3.38%, 9/1/2033	SGD	550,000	443,991
3.50%, 3/1/2027	SGD	730,000	569,576
			7,724,795
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	110,000	122,340
Series 231, 0.63%, 5/22/2026	EUR	286,000	318,003
Series 234, 1.00%, 6/12/2028	EUR	284,000	317,407

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 239, 1.00%, 5/14/2032	EUR	150,000	$161,557
Series 228, 1.38%, 1/21/2027	EUR	191,000	219,088
Series 229, 1.63%, 1/21/2031	EUR	360,000	414,473
Series 232, 1.88%, 3/9/2037	EUR	265,000	295,489
Series 233, 2.00%, 10/17/2047	EUR	290,000	331,129
Series 235, 2.25%, 6/12/2068	EUR	70,000	79,060
Series 223, 3.38%, 11/15/2024	EUR	495,000	596,750
Series 227, 3.63%, 1/16/2029	EUR	763,000	1,005,482
Series 216, 4.35%, 10/14/2025	EUR	282,000	357,381
			4,218,159
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	297,000	332,365
Series RS81, 1.19%, 3/14/2029	EUR	25,000	27,928
Series RS79, 1.25%, 3/22/2027	EUR	312,000	356,616
Series RS74, 1.50%, 3/25/2035	EUR	383,000	415,236
Series RS78, 1.75%, 11/3/2040	EUR	280,000	313,320
Series RS75, 2.13%, 7/28/2025	EUR	230,000	271,509
Series RS77, 2.25%, 3/3/2032	EUR	190,000	226,936
Series RS76, 3.13%, 8/7/2045	EUR	345,000	490,568
Series RS66, 4.63%, 9/9/2024	EUR	210,000	259,156
Series RS70, 5.13%, 3/30/2026	EUR	375,000	493,677
			3,187,311
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	1,368,000,000	1,102,125
Series 2306, 1.00%, 6/10/2023	KRW	880,000,000	718,251
Series 2406, 1.13%, 6/10/2024	KRW	359,000,000	287,347
Series 2503, 1.50%, 3/10/2025	KRW	820,000,000	652,469
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	881,788
Security Description		Principal Amount	Value
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	$466,699
Series 5003, 1.50%, 3/10/2050	KRW	1,850,000,000	1,126,032
Series 7009, 1.63%, 9/10/2070	KRW	550,000,000	311,814
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	686,461
Series 3106, 2.00%, 6/10/2031	KRW	1,610,000,000	1,220,898
Series 4603, 2.00%, 3/10/2046	KRW	975,000,000	681,381
Series 4903, 2.00%, 3/10/2049	KRW	7,164,000,000	4,949,152
Series 2706, 2.13%, 6/10/2027	KRW	2,694,870,000	2,136,658
Series 4703, 2.13%, 3/10/2047	KRW	1,770,330,000	1,267,498
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	852,073
Series 2506, 2.25%, 6/10/2025	KRW	1,250,000,000	1,014,430
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	744,189
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	374,535
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	742,406
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	1,003,234
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,367,588
Series 4212, 3.00%, 12/10/2042	KRW	1,421,780,000	1,185,423
Series 2309, 3.38%, 9/10/2023	KRW	1,709,090,000	1,435,124
Series 2403, 3.50%, 3/10/2024	KRW	1,985,830,000	1,672,004
Series 3312, 3.75%, 12/10/2033	KRW	1,936,250,000	1,713,111
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,448,785
Series 3012, 4.75%, 12/10/2030	KRW	3,095,050,000	2,890,700
Series 2803, 5.50%, 3/10/2028	KRW	4,337,000,000	4,066,400
			36,998,575
SPAIN — 4.5%
Kingdom of Spain:
Zero Coupon, 1/31/2025	EUR	600,000	660,506
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	593,000	659,945
0.35%, 7/30/2023	EUR	472,000	528,734
0.50%, 4/30/2030 (a)	EUR	400,000	422,966
0.60%, 10/31/2029 (a)	EUR	800,000	858,827
1.00%, 10/31/2050 (a)	EUR	500,000	440,498

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
1.20%, 10/31/2040 (a)	EUR	385,000	$386,779
1.25%, 10/31/2030 (a)	EUR	1,150,000	1,283,706
1.30%, 10/31/2026 (a)	EUR	792,000	903,267
1.40%, 4/30/2028 (a)	EUR	820,000	936,566
1.40%, 7/30/2028 (a)	EUR	997,000	1,138,691
1.45%, 10/31/2027 (a)	EUR	812,000	929,823
1.45%, 4/30/2029 (a)	EUR	710,000	811,604
1.50%, 4/30/2027 (a)	EUR	763,000	874,998
1.60%, 4/30/2025 (a)	EUR	943,000	1,087,085
1.85%, 7/30/2035 (a)	EUR	198,000	227,384
1.95%, 4/30/2026 (a)	EUR	885,000	1,032,999
1.95%, 7/30/2030 (a)	EUR	965,000	1,138,686
2.15%, 10/31/2025 (a)	EUR	851,000	997,841
2.35%, 7/30/2033 (a)	EUR	893,000	1,086,041
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	588,000	760,504
2.75%, 10/31/2024 (a)	EUR	735,000	869,813
2.90%, 10/31/2046 (a)	EUR	850,000	1,137,977
3.45%, 7/30/2066 (a)	EUR	688,000	996,356
3.80%, 4/30/2024 (a)	EUR	835,000	997,957
4.20%, 1/31/2037 (a)	EUR	615,000	920,649
4.40%, 10/31/2023 (a)	EUR	398,000	473,569
4.65%, 7/30/2025 (a)	EUR	1,025,000	1,291,806
4.70%, 7/30/2041 (a)	EUR	840,000	1,389,337
4.80%, 1/31/2024 (a)	EUR	579,000	699,338
4.90%, 7/30/2040 (a)	EUR	805,000	1,348,878
5.15%, 10/31/2028 (a)	EUR	675,000	947,852
5.15%, 10/31/2044 (a)	EUR	578,000	1,042,744
5.75%, 7/30/2032	EUR	1,125,000	1,783,109
5.90%, 7/30/2026 (a)	EUR	912,000	1,238,188
6.00%, 1/31/2029	EUR	942,000	1,397,653
Spain Government Bond:
Zero Coupon, 5/31/2024	EUR	300,000	332,186
Zero Coupon, 1/31/2026	EUR	700,000	758,326
Zero Coupon, 1/31/2028	EUR	575,000	605,419
0.10%, 4/30/2031 (a)	EUR	588,000	588,313
0.50%, 10/31/2031 (a)	EUR	650,000	667,668
			36,654,588
SWEDEN — 0.6%
Kingdom of Sweden:
Series 1062, 0.13%, 5/12/2031 (a)	SEK	3,370,000	328,197
Series 1063, 0.50%, 11/24/2045	SEK	2,050,000	177,803
Series 1060, 0.75%, 5/12/2028	SEK	4,010,000	418,883
Series 1061, 0.75%, 11/12/2029 (a)	SEK	5,815,000	603,519
Series 1059, 1.00%, 11/12/2026	SEK	7,120,000	758,229
Series 1064, 1.38%, 6/23/2071	SEK	1,450,000	115,759
Security Description		Principal Amount	Value
Series 1057, 1.50%, 11/13/2023 (a)	SEK	7,155,000	$777,663
Series 1056, 2.25%, 6/1/2032	SEK	1,950,000	229,744
Series 1058, 2.50%, 5/12/2025	SEK	6,605,000	740,058
Series 1053, 3.50%, 3/30/2039	SEK	4,255,000	604,751
Sweden Government International Bond Series REGS, 0.13%, 9/9/2030	SEK	2,000,000	196,176
			4,950,782
SWITZERLAND — 0.8%
Swiss Confederation Government Bond Zero Coupon, 6/26/2034	CHF	150,000	149,650
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	303,000	319,479
0.50%, 5/27/2030	CHF	245,000	266,525
0.50%, 6/27/2032	CHF	170,000	182,970
0.50%, 6/28/2045	CHF	120,000	124,920
0.50%, 5/24/2055	CHF	130,000	136,223
0.50%, 5/30/2058	CHF	184,000	191,768
1.25%, 6/11/2024	CHF	95,000	106,352
1.25%, 5/28/2026	CHF	350,000	397,332
1.25%, 6/27/2037	CHF	340,000	396,473
1.50%, 7/24/2025	CHF	310,000	352,759
1.50%, 4/30/2042	CHF	385,000	474,551
2.00%, 6/25/2064	CHF	198,000	322,373
2.25%, 6/22/2031	CHF	220,000	275,499
2.50%, 3/8/2036	CHF	245,000	328,062
3.25%, 6/27/2027	CHF	270,000	338,778
3.50%, 4/8/2033	CHF	300,000	424,215
4.00%, 4/8/2028	CHF	576,000	762,179
4.00%, 1/6/2049	CHF	275,000	538,001
			6,088,109
THAILAND — 1.7%
Thailand Government Bond:
1.00%, 6/17/2027	THB	7,400,000	215,371
1.45%, 12/17/2024	THB	29,800,000	902,773
2.13%, 12/17/2026	THB	37,825,000	1,162,000
2.40%, 12/17/2023	THB	18,875,000	583,389
2.88%, 6/17/2046	THB	5,850,000	156,217
3.30%, 6/17/2038	THB	28,300,000	855,938
3.40%, 6/17/2036	THB	17,710,000	551,767
3.58%, 12/17/2027	THB	16,000,000	526,683
3.63%, 6/16/2023	THB	20,640,000	642,841
3.78%, 6/25/2032	THB	39,000,000	1,305,982
3.85%, 12/12/2025	THB	35,350,000	1,155,986
4.00%, 6/17/2066	THB	33,530,000	1,107,181
4.26%, 12/12/2037	THB	56,550,000	1,975,250

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
4.68%, 6/29/2044	THB	18,340,000	$648,119
4.75%, 12/20/2024	THB	5,000,000	164,678
4.85%, 6/17/2061	THB	19,010,000	734,768
4.88%, 6/22/2029	THB	33,455,000	1,178,559
			13,867,502
UNITED KINGDOM — 5.2%
United Kingdom Gilt 0.38%, 10/22/2026	GBP	275,000	344,756
United Kingdom Treasury Bond:
0.13%, 1/31/2024	GBP	580,000	746,002
0.13%, 1/30/2026	GBP	100,000	125,543
0.13%, 1/31/2028	GBP	200,000	244,030
0.25%, 7/31/2031	GBP	440,000	512,083
0.38%, 10/22/2030	GBP	194,000	232,036
0.50%, 10/22/2061	GBP	450,000	397,868
0.63%, 6/7/2025	GBP	911,000	1,172,001
0.63%, 7/31/2035	GBP	450,000	510,432
0.75%, 7/22/2023	GBP	360,000	470,842
0.88%, 10/22/2029	GBP	1,068,000	1,343,993
1.00%, 4/22/2024	GBP	775,000	1,012,896
1.25%, 7/22/2027	GBP	870,000	1,135,921
1.25%, 10/22/2041	GBP	75,000	89,351
1.50%, 7/22/2026	GBP	920,000	1,216,268
1.50%, 7/22/2047	GBP	475,000	586,788
1.63%, 10/22/2028	GBP	1,236,000	1,646,141
1.63%, 10/22/2054	GBP	520,000	666,227
1.63%, 10/22/2071	GBP	390,000	522,536
1.75%, 9/7/2037	GBP	553,000	721,264
1.75%, 1/22/2049	GBP	523,000	683,198
1.75%, 7/22/2057	GBP	581,000	775,684
Series REGS, 2.00%, 9/7/2025	GBP	775,000	1,041,478
2.25%, 9/7/2023	GBP	596,000	794,538
2.50%, 7/22/2065	GBP	445,000	745,054
2.75%, 9/7/2024	GBP	800,000	1,087,068
3.25%, 1/22/2044	GBP	740,000	1,224,819
3.50%, 1/22/2045	GBP	790,000	1,365,045
3.50%, 7/22/2068	GBP	460,000	973,506
3.75%, 7/22/2052	GBP	584,000	1,127,166
4.00%, 1/22/2060	GBP	560,000	1,219,558
4.25%, 12/7/2027	GBP	720,000	1,091,175
4.25%, 6/7/2032	GBP	830,000	1,361,533
4.25%, 3/7/2036	GBP	615,000	1,056,510
4.25%, 9/7/2039	GBP	449,000	807,901
4.25%, 12/7/2040	GBP	797,000	1,454,101
4.25%, 12/7/2046	GBP	638,000	1,244,562
4.25%, 12/7/2049	GBP	556,000	1,122,391
4.25%, 12/7/2055	GBP	665,000	1,440,912
4.50%, 9/7/2034	GBP	1,060,000	1,824,904
4.50%, 12/7/2042	GBP	550,000	1,057,995
4.75%, 12/7/2030	GBP	920,000	1,530,268
4.75%, 12/7/2038	GBP	590,000	1,108,315
5.00%, 3/7/2025	GBP	978,000	1,417,148
Security Description		Principal Amount	Value
6.00%, 12/7/2028	GBP	445,000	$754,414
			42,006,221
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $885,399,203)			803,720,063
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d) (Cost $699,810)	699,810	699,810
TOTAL INVESTMENTS — 99.6% (Cost $886,099,013)		804,419,873
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		3,189,009
NET ASSETS — 100.0%		$807,608,882
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.3% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$1,236,210	$802,483,853	$—	$803,720,063
Short-Term Investment	699,810	—	—	699,810
TOTAL INVESTMENTS	$1,936,020	$802,483,853	$—	$804,419,873

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,329,850	$2,329,850	$6,725,221	$8,355,261	$—	$—	699,810	$699,810	$60
See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 83.7%
AGRICULTURE — 0.3%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.39%, 8/15/2022 (a)	$7,371,000	$7,378,592
AUTO MANUFACTURERS — 5.4%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.15%, 0.63%, 2/22/2023 (a)	9,904,000	9,889,243
3 Month USD LIBOR + 0.42%, 1.03%, 9/8/2023 (a)	3,893,000	3,896,582
Series MTN, 3 Month USD LIBOR + 0.37%, 0.74%, 5/10/2023 (a) (b)	3,515,000	3,518,304
Series MTN, 3 Month USD LIBOR + 0.47%, 0.93%, 11/16/2022 (a)	2,077,000	2,080,219
Series MTN, 3 Month USD LIBOR + 0.54%, 1.51%, 6/27/2022 (a)	2,706,000	2,708,571
BMW Finance NV 3 Month USD LIBOR + 0.79%, 1.18%, 8/12/2022 (a) (c)	2,225,000	2,229,228
BMW US Capital LLC:
3.25%, 4/1/2025	3,000,000	3,004,560
3 Month USD LIBOR + 0.53%, 0.77%, 4/14/2022 (a) (c)	2,928,000	2,928,029
SOFR + 0.38%, 0.57%, 8/12/2024 (a) (c)	9,623,000	9,566,032
SOFR + 0.53%, 0.80%, 4/1/2024 (a) (c)	9,908,000	9,892,345
Daimler Finance North America LLC 3 Month USD LIBOR + 0.84%, 1.15%, 5/4/2023 (a) (c)	1,736,000	1,745,409
DAIMLER TRUCKS FINAN NA Co. GUAR 144A 04/24 VAR , 1.27%, 4/7/2024	3,000,000	3,000,000
Daimler Trucks Finance North America LLC:
3 Month USD LIBOR + 0.75%, 1.02%, 12/13/2024 (a) (c)	5,000,000	4,958,150
SOFR + 0.50%, 0.77%, 6/14/2023 (a) (c)	3,500,000	3,489,885
SOFR + 0.60%, 0.87%, 12/14/2023 (a) (c)	6,965,000	6,946,961
Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.99%, 1.20%, 1/5/2023 (a)	$1,516,000	$1,517,289
3 Month USD LIBOR + 1.31%, 2.31%, 6/30/2022 (a)	3,728,000	3,734,971
SOFR + 0.62%, 0.74%, 10/15/2024 (a) (b)	4,616,000	4,573,487
SOFR + 0.76%, 1.00%, 3/8/2024 (a)	5,551,000	5,516,750
SOFR + 1.04%, 1.26%, 2/26/2027 (a)	5,270,000	5,171,346
SOFR + 1.20%, 1.40%, 11/17/2023 (a)	9,575,000	9,591,373
Nissan Motor Acceptance Co. LLC:
3 Month USD LIBOR + 0.64%, 1.25%, 3/8/2024 (a) (c)	4,150,000	4,136,554
3 Month USD LIBOR + 0.65%, 0.89%, 7/13/2022 (a) (c)	2,247,000	2,247,112
3 Month USD LIBOR + 0.69%, 1.66%, 9/28/2022 (a) (c)	3,986,000	3,987,236
Toyota Motor Credit Corp.:
0.92%, 3/22/2024	6,000,000	6,006,420
SOFR + 0.26%, 0.53%, 6/18/2024 (a)	4,656,000	4,625,922
SOFR + 0.32%, 0.42%, 4/6/2023 (a)	10,395,000	10,376,081
SOFR + 0.32%, 0.43%, 1/13/2025 (a)	5,000,000	4,959,950
SOFR + 0.33%, 0.43%, 1/11/2024 (a)	7,917,000	7,883,432
SOFR + 0.34%, 0.46%, 10/14/2022 (a) (b)	5,600,000	5,599,104
SOFR + 0.35%, 0.62%, 6/13/2023 (a)	2,000,000	1,996,000
Series B, SOFR + 0.29%, 0.55%, 9/13/2024 (a)	3,503,000	3,478,654
Series MTN, 3 Month USD LIBOR + 0.40%, 0.87%, 5/17/2022 (a)	2,852,000	2,852,428
Series MTN, 3 Month USD LIBOR + 0.48%, 1.09%, 9/8/2022 (a) (b)	1,753,000	1,754,437
		159,862,064
BANKS — 51.4%
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 1.77%, 6/14/2023 (a) (c)	6,220,000	6,261,736

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.49%, 0.97%, 11/21/2022 (a) (c)	$4,706,000	$4,711,506
3 Month USD LIBOR + 0.71%, 1.19%, 5/19/2022 (a) (c)	5,089,000	5,091,341
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 1.55%, 2/23/2023 (a) (b)	5,350,000	5,382,314
3 Month USD LIBOR + 1.12%, 1.36%, 4/12/2023 (a)	4,825,000	4,850,959
3 Month USD LIBOR + 1.56%, 1.80%, 4/11/2022 (a)	4,270,000	4,271,025
Bank of America Corp.:
3 Month USD LIBOR + 0.77%, 1.09%, 2/5/2026 (a)	1,000,000	992,470
3 Month USD LIBOR + 1.00%, 1.26%, 4/24/2023 (a)	18,684,000	18,690,539
SOFR + 0.69%, 0.83%, 4/22/2025 (a) (b)	10,897,000	10,821,157
SOFR + 1.33%, 1.38%, 4/2/2026	5,000,000	5,043,900
Series 2025, SOFR + 0.66%, 0.81%, 2/4/2025 (a) (b)	10,500,000	10,461,150
Series GMTN, 3 Month USD LIBOR + 0.96%, 1.22%, 7/23/2024 (a)	2,567,000	2,579,116
Series MTN, 3 Month USD LIBOR + 0.79%, 1.37%, 3/5/2024 (a)	9,063,000	9,081,760
Series MTN, SOFR + 0.73%, 0.88%, 10/24/2024 (a) (b)	23,951,000	23,897,350
Bank of Montreal:
0.95%, 3/8/2024 (b)	4,000,000	4,000,480
SOFR + 0.27%, 0.39%, 4/14/2023 (a)	3,300,000	3,285,216
SOFR + 0.27%, 0.52%, 9/15/2023 (a) (b)	9,788,000	9,718,309
SOFR + 0.32%, 0.42%, 7/9/2024 (a) (b)	5,077,000	5,029,682
SOFR + 0.35%, 0.59%, 12/8/2023 (a)	7,414,000	7,361,509
SOFR + 0.46%, 0.57%, 1/10/2025 (a)	5,800,000	5,746,118
SOFR + 0.62%, 0.88%, 9/15/2026 (a)	4,599,000	4,554,068
SOFR + 0.68%, 0.93%, 3/10/2023 (a)	16,235,000	16,232,240
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.63%, 1.38%, 9/11/2022 (a)	$1,315,000	$1,317,485
Bank of New York Mellon Corp Series J, SOFR + 0.20%, 0.34%, 10/25/2024 (a)	6,528,000	6,487,722
Bank of New York Mellon Corp.:
SOFR + 0.26%, 0.40%, 4/26/2024 (a) (b)	5,229,000	5,209,862
Series MTN, 3 Month USD LIBOR + 1.05%, 1.35%, 10/30/2023 (a)	5,447,000	5,471,838
Bank of New Zealand SOFR + 0.81%, 0.96%, 1/27/2027 (a) (c)	4,000,000	3,975,320
Bank of Nova Scotia:
1.01%, 3/11/2024	6,000,000	6,025,140
SOFR + 0.26%, 0.52%, 9/15/2023 (a) (b)	6,100,000	6,065,718
SOFR + 0.28%, 0.55%, 6/23/2023 (a)	12,330,000	12,274,268
SOFR + 0.38%, 0.53%, 7/31/2024 (a)	2,850,000	2,826,374
SOFR + 0.55%, 0.78%, 3/2/2026 (a)	3,087,000	3,050,789
SOFR + 0.55%, 0.81%, 9/15/2023 (a)	13,223,000	13,196,554
SOFR + 0.61%, 0.87%, 9/15/2026 (a)	3,560,000	3,497,878
Series 0000, SOFR + 0.46%, 0.56%, 1/10/2025 (a)	4,339,000	4,299,602
Series BKNT, 3 Month USD LIBOR + 0.62%, 1.55%, 9/19/2022 (a)	1,975,000	1,978,022
Series FRN, SOFR + 0.45%, 0.56%, 4/15/2024 (a) (b)	6,820,000	6,781,331
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.73%, 0.98%, 7/20/2022 (a) (c)	3,010,000	3,012,619
SOFR + 0.41%, 0.58%, 2/4/2025 (a) (c)	13,833,000	13,655,799
Barclays PLC 3 Month USD LIBOR + 1.38%, 1.84%, 5/16/2024 (a)	10,141,000	10,213,001
BPCE SA:
3 Month USD LIBOR + 1.22%, 1.70%, 5/22/2022 (a) (c)	7,510,000	7,517,585
SOFR + 0.57%, 0.69%, 1/14/2025 (a) (c)	6,389,000	6,344,341

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.88%, 1.40%, 5/31/2022 (a)	$9,625,000	$9,632,026
Canadian Imperial Bank of Commerce:
1.22%, 4/7/2025	5,000,000	5,000,000
3 Month USD LIBOR + 0.72%, 1.60%, 6/16/2022 (a)	4,550,000	4,553,549
SOFR + 0.34%, 0.61%, 6/22/2023 (a)	6,450,000	6,425,232
SOFR + 0.40%, 0.66%, 12/14/2023 (a)	6,171,000	6,133,727
SOFR + 0.42%, 0.54%, 10/18/2024 (a)	6,165,000	6,096,075
SOFR + 0.80%, 1.07%, 3/17/2023 (a)	15,946,000	15,980,124
Series BKNT, 3 Month USD LIBOR + 0.66%, 1.46%, 9/13/2023 (a)	760,000	760,137
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 0.96%, 10/27/2022 (a)	2,500,000	2,502,375
3 Month USD LIBOR + 1.02%, 1.55%, 6/1/2024 (a)	1,946,000	1,956,995
3 Month USD LIBOR + 1.10%, 1.57%, 5/17/2024 (a)	8,372,000	8,417,962
SOFR + 0.67%, 0.83%, 5/1/2025 (a)	14,936,000	14,764,684
SOFR + 0.69%, 0.83%, 1/25/2026 (a) (b)	12,557,000	12,391,624
SOFR + 0.77%, 1.02%, 6/9/2027 (a)	2,500,000	2,447,050
SOFR + 1.28%, 1.48%, 2/24/2028 (a) (b)	3,000,000	2,990,580
SOFR + 1.53%, 1.58%, 3/17/2026	6,000,000	6,070,380
3 Month USD LIBOR + 0.95%, 1.21%, 7/24/2023 (a)	6,734,000	6,740,128
3 Month USD LIBOR + 1.43%, 1.95%, 9/1/2023 (a)	14,397,000	14,442,495
Series _, 3 Month USD LIBOR + 0.96%, 1.22%, 4/25/2022 (a)	12,264,000	12,264,858
Commonwealth Bank of Australia:
0.79%, 3/14/2025	6,500,000	6,506,565
1.02%, 3/14/2027	3,000,000	3,026,880
3 Month USD LIBOR + 0.68%, 1.63%, 9/18/2022 (a) (c)	3,620,000	3,628,109
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.70%, 1.58%, 3/16/2023 (a) (c)	$930,000	$933,794
SOFR + 0.40%, 0.50%, 7/7/2025 (a) (b) (c)	25,265,000	25,013,361
SOFR + 0.52%, 0.79%, 6/15/2026 (a) (c)	5,792,000	5,734,196
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.48%, 0.71%, 1/10/2023 (a)	2,984,000	2,987,879
SOFR + 0.33%, 0.41%, 1/12/2024 (a)	10,912,000	10,873,044
Credit Agricole SA 3 Month USD LIBOR + 1.02%, 1.28%, 4/24/2023 (a) (c)	6,376,000	6,405,967
Credit Suisse AG:
SOFR + 0.39%, 0.55%, 2/2/2024 (a) (b)	17,675,000	17,526,883
Series FRN, SOFR + 0.38%, 0.56%, 8/9/2023 (a) (b)	10,767,000	10,723,824
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 2.00%, 12/14/2023 (a) (c)	985,000	990,634
3 Month USD LIBOR + 1.24%, 2.04%, 6/12/2024 (a) (c)	1,755,000	1,765,495
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.62%, 0.88%, 7/25/2022 (a) (b) (c)	2,964,000	2,967,498
SOFR + 0.30%, 0.50%, 11/22/2024 (a) (c)	6,000,000	5,968,920
Deutsche Bank AG:
3 Month USD LIBOR + 1.19%, 1.65%, 11/16/2022 (a)	5,061,000	5,074,665
3 Month USD LIBOR + 1.23%, 1.74%, 2/27/2023 (a)	3,361,000	3,379,687
Series E, SOFR + 0.50%, 0.67%, 11/8/2023 (a)	7,550,000	7,491,865
DNB Bank ASA:
1.00%, 3/28/2025	6,500,000	6,505,980
3 Month USD LIBOR + 0.62%, 1.12%, 12/2/2022 (a) (c)	6,700,000	6,723,785
Federation des Caisses Desjardins du Quebec SOFR + 0.43%, 0.64%, 5/21/2024 (a) (c)	6,974,000	6,912,141
Goldman Sachs Group Inc:
SOFR + 0.62%, 0.86%, 12/6/2023 (a)	11,000,000	10,950,610

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.39%, 1.65%, 3/15/2024 (a)	$8,000,000	$8,063,360
Series FRN, SOFR + 0.79%, 1.04%, 12/9/2026 (a)	1,060,000	1,036,129
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 1.21%, 2/23/2023 (a)	28,484,000	28,528,150
3 Month USD LIBOR + 1.00%, 1.26%, 7/24/2023 (a)	3,431,000	3,432,784
3 Month USD LIBOR + 1.05%, 1.63%, 6/5/2023 (a)	13,774,000	13,785,846
SOFR + 0.50%, 0.62%, 10/21/2024 (a) (b)	12,899,000	12,676,879
SOFR + 0.50%, 0.75%, 9/10/2024 (a)	5,970,000	5,904,509
SOFR + 0.58%, 0.82%, 3/8/2024 (a)	9,382,000	9,256,281
SOFR + 0.70%, 0.84%, 1/24/2025 (a) (b)	12,000,000	11,890,320
Series FRN, SOFR + 0.54%, 0.74%, 11/17/2023 (a)	7,461,000	7,420,860
Series MTN, 3 Month USD LIBOR + 1.60%, 2.11%, 11/29/2023 (a)	10,517,000	10,652,880
GSK Consumer Healthcare Capital US LLC , 1.18%, 3/24/2024	4,000,000	4,006,280
HSBC Holdings PLC:
1.67%, 3/10/2026	8,000,000	8,019,120
3 Month USD LIBOR + 1.00%, 1.49%, 5/18/2024 (a)	19,134,000	19,147,968
3 Month USD LIBOR + 1.23%, 1.98%, 3/11/2025 (a)	4,306,000	4,334,893
Series ., SOFR + 0.60%, 0.78%, 11/22/2024 (a)	13,016,000	12,897,424
ING Groep NV:
1.94%, 3/28/2026 (b)	5,000,000	5,027,150
3 Month USD LIBOR + 1.00%, 1.96%, 10/2/2023 (a)	3,500,000	3,520,230
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.73%, 0.99%, 4/23/2024 (a)	1,700,000	1,703,944
3 Month USD LIBOR + 0.89%, 1.15%, 7/23/2024 (a)	6,925,000	6,958,517
3 Month USD LIBOR + 0.90%, 1.16%, 4/25/2023 (a)	13,871,000	13,872,526
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.23%, 1.49%, 10/24/2023 (a)	$16,130,000	$16,202,262
SOFR + 0.54%, 0.76%, 6/1/2025 (a) (b)	7,972,000	7,886,939
SOFR + 0.58%, 0.85%, 3/16/2024 (a)	13,929,000	13,883,870
SOFR + 0.60%, 0.85%, 12/10/2025 (a)	8,475,000	8,383,724
SOFR + 0.77%, 1.04%, 9/22/2027 (a)	3,000,000	2,936,580
SOFR + 0.92%, 1.13%, 2/24/2026 (a) (b)	10,000,000	9,984,400
Series FRN, SOFR + 0.58%, 0.85%, 6/23/2025 (a)	8,161,000	8,078,166
Series GMTN, 3 Month USD LIBOR + 0.85%, 1.08%, 1/10/2025 (a)	2,224,000	2,233,808
KEB Hana Bank 3 Month USD LIBOR + 0.70%, 1.67%, 10/2/2022 (a) (c)	2,840,000	2,844,288
KeyBank NA SOFR + 0.32%, 0.59%, 6/14/2024 (a)	250,000	248,293
Macquarie Bank, Ltd.:
1.61%, 3/21/2025	4,000,000	4,027,280
SOFR + 0.30%, 0.40%, 4/6/2023 (a) (c)	2,900,000	2,885,703
Macquarie Group, Ltd.:
SOFR + 0.71%, 0.83%, 10/14/2025 (a) (b) (c)	18,003,000	17,939,809
SOFR + 0.92%, 1.20%, 9/23/2027 (a) (c)	8,000,000	7,880,720
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 1.24%, 3/2/2023 (a)	5,967,000	5,980,664
3 Month USD LIBOR + 0.79%, 1.05%, 7/25/2022 (a)	12,989,000	13,008,354
3 Month USD LIBOR + 0.86%, 1.13%, 7/26/2023 (a)	13,519,000	13,583,756
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.61%, 1.22%, 9/8/2024 (a)	1,770,000	1,767,150
3 Month USD LIBOR + 0.63%, 1.13%, 5/25/2024 (a)	8,381,000	8,381,838
3 Month USD LIBOR + 0.79%, 1.37%, 3/5/2023 (a)	11,094,000	11,130,388

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.84%, 1.08%, 7/16/2023 (a)	$2,390,000	$2,392,151
3 Month USD LIBOR + 0.85%, 1.65%, 9/13/2023 (a)	2,875,000	2,878,306
3 Month USD LIBOR + 0.88%, 1.63%, 9/11/2022 (a) (b)	16,515,000	16,559,425
3 Month USD LIBOR + 1.00%, 1.75%, 9/11/2024 (a)	2,511,000	2,527,824
SOFR + 0.96%, 1.16%, 5/22/2026 (a)	17,962,000	17,837,883
Series ., 3 Month USD LIBOR + 0.99%, 1.23%, 7/10/2024 (a)	2,850,000	2,861,799
Morgan Stanley:
SOFR + 0.62%, 0.77%, 1/24/2025 (a) (b)	25,133,000	25,016,886
SOFR + 0.95%, 1.18%, 2/18/2026 (a) (b)	12,871,000	12,849,763
Series GMTN, 3 Month USD LIBOR + 1.22%, 1.56%, 5/8/2024 (a)	9,434,000	9,497,963
Series MTN, 3 Month USD LIBOR + 1.40%, 1.66%, 10/24/2023 (a)	19,192,000	19,290,839
MUFG Union Bank NA SOFR + 0.71%, 0.96%, 12/9/2022 (a) (b)	4,057,000	4,073,918
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.41%, 1.21%, 12/13/2022 (a) (b) (c)	12,017,000	12,033,824
3 Month USD LIBOR + 0.60%, 0.84%, 4/12/2023 (a) (c)	2,205,000	2,209,564
3 Month USD LIBOR + 0.72%, 1.20%, 5/22/2022 (a) (c)	4,335,000	4,337,601
SOFR + 0.38%, 0.49%, 1/12/2025 (a) (c)	12,180,000	12,136,152
SOFR + 0.65%, 0.76%, 1/12/2027 (a) (c)	7,495,000	7,435,340
National Bank of Canada:
SOFR + 0.30%, 0.49%, 5/16/2023 (a)	2,778,000	2,767,166
SOFR + 0.49%, 0.66%, 8/6/2024 (a)	5,400,000	5,353,938
NatWest Group PLC:
3 Month USD LIBOR + 1.47%, 1.98%, 5/15/2023 (a)	18,395,000	18,414,683
3 Month USD LIBOR + 1.55%, 2.52%, 6/25/2024 (a)	4,723,000	4,763,523
Security Description	Principal Amount	Value
NatWest Markets PLC:
1.50%, 3/22/2025	$7,000,000	$7,020,930
SOFR + 0.53%, 0.72%, 8/12/2024 (a) (c)	2,740,000	2,728,136
SOFR + 0.76%, 1.03%, 9/29/2026 (a) (c)	5,270,000	5,214,929
SOFR + 1.66%, 1.93%, 9/29/2022 (a) (c)	2,225,000	2,235,925
PNC Bank NA Series BKNT, 3 Month USD LIBOR + 0.50%, 0.77%, 7/27/2022 (a)	4,790,000	4,793,545
Royal Bank of Canada:
SOFR + 0.30%, 0.42%, 1/19/2024 (a) (b)	9,999,000	9,932,507
SOFR + 0.34%, 0.44%, 10/7/2024 (a)	5,987,000	5,929,225
SOFR + 0.36%, 0.51%, 7/29/2024 (a) (b)	5,750,000	5,709,002
SOFR + 0.44%, 0.57%, 1/21/2025 (a)	3,195,000	3,170,015
SOFR + 0.45%, 0.59%, 10/26/2023 (a) (b)	14,272,000	14,223,475
SOFR + 0.57%, 0.72%, 4/27/2026 (a)	4,947,000	4,891,000
SOFR + 0.59%, 0.75%, 11/2/2026 (a)	3,604,000	3,552,066
SOFR + 0.71%, 0.84%, 1/21/2027 (a)	3,009,000	2,976,142
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.60%, 1/17/2023 (a)	2,666,000	2,667,920
Series GMTN, 3 Month USD LIBOR + 0.47%, 0.77%, 4/29/2022 (a)	2,359,000	2,359,165
Series GMTN, SOFR + 0.40%, 0.57%, 8/5/2022 (a)	3,747,000	3,749,061
Series GMTN, SOFR + 0.53%, 0.65%, 1/20/2026 (a)	3,370,000	3,328,077
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.32%, 0.84%, 9/1/2023 (a) (c)	2,186,000	2,181,781
3 Month USD LIBOR + 0.65%, 1.45%, 12/12/2022 (a) (c)	7,473,000	7,493,177
Societe Generale SA SOFR + 1.05%, 1.18%, 1/21/2026 (a) (c)	9,210,000	9,066,969
Standard Chartered PLC:
2.02%, 3/30/2026	5,000,000	5,034,600
SOFR + 0.93%, 1.14%, 11/23/2025 (a) (c)	5,070,000	5,014,585
SOFR + 1.25%, 1.37%, 10/14/2023 (a) (b) (c)	6,805,000	6,829,430

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 0.98%, 10/18/2022 (a)	$9,941,000	$9,960,385
3 Month USD LIBOR + 0.74%, 0.98%, 1/17/2023 (a)	5,127,000	5,137,921
3 Month USD LIBOR + 0.78%, 1.02%, 7/12/2022 (a) (b)	6,655,000	6,663,918
3 Month USD LIBOR + 0.80%, 1.04%, 10/16/2023 (a)	3,493,000	3,504,736
3 Month USD LIBOR + 0.86%, 1.11%, 7/19/2023 (a)	3,414,000	3,429,704
SOFR + 0.88%, 0.98%, 1/14/2027 (a)	7,000,000	6,976,900
Sumitomo Mitsui Trust Bank, Ltd. SOFR + 0.44%, 0.70%, 9/16/2024 (a) (b) (c)	9,500,000	9,453,640
Swedbank AB , 1.19%, 4/4/2025	5,000,000	5,006,750
Toronto-Dominion Bank:
1.15%, 3/8/2024	3,500,000	3,515,295
SOFR + 0.22%, 0.45%, 6/2/2023 (a)	4,500,000	4,477,500
SOFR + 0.24%, 0.34%, 1/6/2023 (a)	6,984,000	6,965,981
SOFR + 0.36%, 0.59%, 3/4/2024 (a) (b)	10,993,000	10,929,021
SOFR + 0.41%, 0.51%, 1/10/2025 (a)	6,100,000	6,040,159
SOFR + 0.45%, 0.72%, 9/28/2023 (a) (b)	8,390,000	8,366,844
SOFR + 0.59%, 0.84%, 9/10/2026 (a)	5,947,000	5,872,246
Series GMTN, 3 Month USD LIBOR + 0.64%, 0.89%, 7/19/2023 (a)	744,000	747,460
Series MTN, 3 Month USD LIBOR + 0.53%, 1.05%, 12/1/2022 (a)	1,368,000	1,370,038
Series MTN, SOFR + 0.35%, 0.60%, 9/10/2024 (a) (b)	9,273,000	9,183,145
Series MTN, SOFR + 0.48%, 0.63%, 1/27/2023 (a)	10,415,000	10,406,043
Truist Bank:
SOFR + 0.20%, 0.32%, 1/17/2024 (a)	10,359,000	10,319,325
SOFR + 0.73%, 0.98%, 3/9/2023 (a)	1,920,000	1,925,664
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.59%, 1.06%, 5/17/2022 (a) (b)	$2,842,000	$2,842,767
Truist Financial Corp. SOFR + 0.40%, 0.65%, 6/9/2025 (a)	16,222,000	16,104,066
UBS AG:
SOFR + 0.32%, 0.54%, 6/1/2023 (a) (b) (c)	14,943,000	14,879,941
SOFR + 0.36%, 0.54%, 2/9/2024 (a) (c)	13,845,000	13,751,962
SOFR + 0.45%, 0.63%, 8/9/2024 (a) (c)	12,075,000	11,977,192
UBS Group AG 3 Month USD LIBOR + 1.22%, 1.70%, 5/23/2023 (a) (b) (c)	10,332,000	10,344,192
US Bank NA:
3 Month USD LIBOR + 0.40%, 1.04%, 12/9/2022 (a) (b)	6,607,000	6,611,955
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.90%, 5/23/2022 (a)	4,650,000	4,650,791
Wells Fargo & Co. 3 Month USD LIBOR + 1.23%, 1.53%, 10/31/2023 (a) (b)	14,007,000	14,071,292
Westpac Banking Corp.:
3 Month USD LIBOR + 0.39%, 0.63%, 1/13/2023 (a) (b)	10,705,000	10,711,530
3 Month USD LIBOR + 0.57%, 0.81%, 1/11/2023 (a) (b)	3,427,000	3,433,923
3 Month USD LIBOR + 0.71%, 1.68%, 6/28/2022 (a) (b)	3,762,000	3,766,966
3 Month USD LIBOR + 0.72%, 1.23%, 5/15/2023 (a)	3,059,000	3,070,196
3 Month USD LIBOR + 0.77%, 1.28%, 2/26/2024 (a)	225,000	226,170
SOFR + 0.30%, 0.51%, 11/18/2024 (a) (b)	12,695,000	12,596,487
SOFR + 0.52%, 0.76%, 6/3/2026 (a)	10,769,000	10,715,693
		1,509,679,026
BEVERAGES — 0.1%
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 0.67%, 5/2/2022 (a) (b)	3,439,000	3,438,966

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 0.1%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 1.62%, 11/15/2023 (a)	$2,504,000	$2,527,538
COMPUTERS — 0.3%
Apple, Inc. 3 Month USD LIBOR + 0.35%, 0.73%, 5/11/2022 (a)	7,491,000	7,490,326
DIVERSIFIED FINANCIAL SERVICES — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust SOFR + 0.68%, 0.95%, 9/29/2023 (a) (b)	6,135,000	6,074,325
AIG Global Funding SOFR + 0.38%, 0.64%, 12/15/2023 (a) (c)	2,040,000	2,034,451
Air Lease Corp. 3 Month USD LIBOR + 0.35%, 1.18%, 12/15/2022 (a)	6,707,000	6,703,915
American Express Co.:
1.17%, 3/4/2025 (b)	5,000,000	5,038,550
3 Month USD LIBOR + 0.61%, 0.93%, 8/1/2022 (a)	3,642,000	3,624,919
3 Month USD LIBOR + 0.62%, 1.10%, 5/20/2022 (a)	12,494,000	12,496,374
3 Month USD LIBOR + 0.65%, 1.16%, 2/27/2023 (a)	2,109,000	2,113,682
3 Month USD LIBOR + 0.75%, 1.05%, 8/3/2023 (a) (b)	3,005,000	3,020,746
SOFR + 0.23%, 0.39%, 11/3/2023 (a) (b)	8,615,000	8,563,827
SOFR + 0.65%, 0.82%, 11/4/2026 (a)	4,841,000	4,771,096
BOC Aviation, Ltd. 3 Month USD LIBOR + 1.13%, 2.09%, 9/26/2023 (a) (c)	2,000,000	1,999,860
Capital One Financial Corp.:
3 Month USD LIBOR + 0.72%, 1.02%, 1/30/2023 (a)	2,975,000	2,976,844
SOFR + 0.69%, 0.94%, 12/6/2024 (a)	10,915,000	10,849,292
Charles Schwab Corp.:
1.28%, 3/3/2027	5,000,000	5,011,700
SOFR + 0.50%, 0.77%, 3/18/2024 (a)	13,991,000	13,938,254
Security Description	Principal Amount	Value
SOFR + 0.52%, 0.71%, 5/13/2026 (a) (b)	$5,500,000	$5,428,170
		94,646,005
ELECTRIC — 4.5%
American Electric Power Co., Inc. Series A, 3 Month USD LIBOR + 0.48%, 0.80%, 11/1/2023 (a)	5,369,000	5,361,376
CenterPoint Energy, Inc. SOFR + 0.65%, 0.84%, 5/13/2024 (a)	12,500,000	12,398,250
Cleco Power LLC 3 Month USD LIBOR + 0.50%, 1.33%, 6/15/2023 (a) (c)	63,000	62,890
Dominion Energy, Inc. Series D, 3 Month USD LIBOR + 0.53%, 1.36%, 9/15/2023 (a)	6,814,000	6,797,783
Duke Energy Corp. SOFR + 0.25%, 0.50%, 6/10/2023 (a)	4,770,000	4,753,066
Eversource Energy Series T, SOFR + 0.25%, 0.44%, 8/15/2023 (a)	4,712,000	4,699,466
Florida Power & Light Co.:
SOFR + 0.25%, 0.43%, 5/10/2023 (a)	12,088,000	12,072,406
SOFR + 0.38%, 0.49%, 1/12/2024 (a)	7,917,000	7,871,161
National Rural Utilities Cooperative Finance Corp.:
SOFR + 0.40%, 0.57%, 8/7/2023 (a)	2,737,000	2,734,810
Series D, SOFR + 0.33%, 0.45%, 10/18/2024 (a)	3,320,000	3,298,088
NextEra Energy Capital Holdings, Inc.:
1.31%, 3/21/2024	3,500,000	3,501,715
3 Month USD LIBOR + 0.27%, 0.75%, 2/22/2023 (a)	16,711,000	16,621,262
SOFR + 0.40%, 0.56%, 11/3/2023 (a)	14,524,000	14,466,194
SOFR + 0.54%, 0.76%, 3/1/2023 (a)	7,369,000	7,357,873
Pacific Gas & Electric Co. 3 Month USD LIBOR + 1.48%, 2.36%, 6/16/2022 (a)	6,129,000	6,124,526
PPL Electric Utilities Corp. SOFR + 0.33%, 0.60%, 6/24/2024 (a) (b)	6,560,000	6,519,918

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Southern California Edison Co.:
SOFR + 0.64%, 0.91%, 4/3/2023 (a) (b)	$3,433,000	$3,433,481
SOFR + 0.83%, 1.10%, 4/1/2024 (a)	5,089,000	5,093,326
Southern Co. Series 2021, SOFR + 0.37%, 0.55%, 5/10/2023 (a)	7,579,000	7,556,794
		130,724,385
ELECTRONICS — 0.2%
Honeywell International, Inc. 3 Month USD LIBOR + 0.37%, 0.71%, 8/8/2022 (a)	5,471,000	5,472,368
ENTERTAINMENT — 0.2%
Magallanes, Inc. , 2.03%, 3/15/2024	6,000,000	6,053,100
FOOD — 0.1%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 1.25%, 10/17/2023 (a)	2,844,000	2,876,251
GAS — 0.5%
Atmos Energy Corp. 3 Month USD LIBOR + 0.38%, 1.02%, 3/9/2023 (a) (b)	3,185,000	3,180,828
CenterPoint Energy Resources Corp. 3 Month USD LIBOR + 0.50%, 1.00%, 3/2/2023 (a)	3,479,000	3,476,599
ONE Gas, Inc. 3 Month USD LIBOR + 0.61%, 1.36%, 3/11/2023 (a) (b)	3,429,000	3,430,852
Southern California Gas Co. 3 Month USD LIBOR + 0.35%, 1.15%, 9/14/2023 (a)	899,000	896,411
Spire Missouri, Inc. SOFR + 0.50%, 0.73%, 12/2/2024 (a) (b)	3,605,000	3,603,269
		14,587,959
HEALTH CARE PRODUCTS — 0.7%
Baxter International, Inc.:
SOFR + 0.26%, 0.48%, 12/1/2023 (a) (c)	3,900,000	3,893,058
SOFR + 0.44%, 0.66%, 11/29/2024 (a) (c)	4,451,000	4,418,552
Security Description	Principal Amount	Value
Thermo Fisher Scientific, Inc.:
SOFR + 0.40%, 0.51%, 10/18/2023 (a)	$6,350,000	$6,321,806
SOFR + 0.53%, 0.65%, 10/18/2024 (a) (b)	4,778,000	4,769,113
		19,402,529
HEALTH CARE SERVICES — 0.6%
Roche Holdings Inc:
0.38%, 9/11/2023	6,000,000	5,998,020
0.61%, 3/10/2025	7,950,000	7,948,171
Roche Holdings, Inc. SOFR + 0.24%, 0.48%, 3/5/2024 (a) (b) (c)	4,515,000	4,502,990
		18,449,181
HOUSEHOLD PRODUCTS & WARES — 0.2%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 1.51%, 6/24/2022 (a) (c)	6,641,000	6,646,977
INSURANCE — 6.4%
Athene Global Funding:
3 Month USD LIBOR + 1.23%, 2.19%, 7/1/2022 (a) (c)	4,794,000	4,794,623
SOFR + 0.56%, 0.76%, 8/19/2024 (a) (c)	3,000,000	2,952,090
SOFR + 0.70%, 0.91%, 5/24/2024 (a) (c)	19,221,000	18,977,278
SOFR + 0.71%, 0.81%, 1/7/2025 (a) (c)	5,645,000	5,548,470
Brighthouse Financial Global Funding SOFR + 0.76%, 0.87%, 4/12/2024 (a) (c)	5,054,000	5,064,816
Equitable Financial Life Global Funding SOFR + 0.39%, 0.49%, 4/6/2023 (a) (c)	6,250,000	6,226,562
GA Global Funding Trust SOFR + 0.50%, 0.76%, 9/13/2024 (a) (c)	5,750,000	5,665,015
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.73%, 1.70%, 6/27/2022 (a) (c)	4,852,000	4,858,793
SOFR + 0.60%, 0.70%, 1/6/2023 (a) (c)	8,540,000	8,548,882
MassMutual Global Funding II:
SOFR + 0.22%, 0.45%, 6/2/2023 (a) (c)	1,582,000	1,576,779

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.27%, 0.40%, 10/21/2024 (a) (c)	$4,000,000	$3,978,320
SOFR + 0.36%, 0.47%, 4/12/2024 (a) (b) (c)	11,369,000	11,339,327
MET Tower Global Funding SOFR + 0.55%, 0.67%, 1/17/2023 (a) (c)	5,381,000	5,381,269
Metropolitan Life Global Funding I:
SOFR + 0.30%, 0.57%, 9/27/2024 (a) (c)	4,620,000	4,578,605
SOFR + 0.32%, 0.42%, 1/7/2024 (a) (b) (c)	9,002,000	8,951,139
SOFR + 0.35%, 0.59%, 9/8/2022 (a) (b) (c)	3,175,000	3,176,556
SOFR + 0.57%, 0.68%, 1/13/2023 (a) (c)	10,263,000	10,264,642
SOFR + 0.91%, 1.18%, 3/21/2025 (a) (b) (c)	5,000,000	5,007,050
New York Life Global Funding:
3 Month USD LIBOR + 0.28%, 0.51%, 1/10/2023 (a) (c)	3,365,000	3,362,510
3 Month USD LIBOR + 0.44%, 0.68%, 7/12/2022 (a) (b) (c)	3,147,000	3,149,329
3 Month USD LIBOR + 0.52%, 1.22%, 6/10/2022 (a) (c)	2,859,000	2,860,115
SOFR + 0.22%, 0.38%, 2/2/2023 (a) (c)	9,715,000	9,699,359
SOFR + 0.31%, 0.45%, 4/26/2024 (a) (c)	7,834,000	7,799,217
SOFR + 0.33%, 0.45%, 1/14/2025 (a) (c)	4,500,000	4,466,970
SOFR + 0.36%, 0.49%, 10/21/2023 (a) (c)	3,350,000	3,344,941
SOFR + 0.48%, 0.73%, 6/9/2026 (a) (c)	6,800,000	6,719,828
Northwestern Mutual Global Funding SOFR + 0.33%, 0.60%, 3/25/2024 (a) (c)	4,132,000	4,115,100
Pacific Life Global Funding II:
1.07%, 3/30/2025	3,000,000	2,994,000
SOFR + 0.40%, 0.55%, 1/27/2025 (a) (c)	1,000,000	988,830
SOFR + 0.62%, 0.86%, 6/4/2026 (a) (c)	9,120,000	9,001,075
Principal Life Global Funding II:
SOFR + 0.38%, 0.60%, 8/23/2024 (a) (c)	3,197,000	3,174,429
SOFR + 0.45%, 0.56%, 4/12/2024 (a) (c)	4,799,000	4,788,778
Security Description	Principal Amount	Value
Protective Life Global Funding , 1.25%, 3/28/2025	$3,000,000	$3,003,090
		186,357,787
INTERNET — 0.5%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 1.17%, 1/30/2023 (a)	6,049,000	6,066,118
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 0.85%, 1/19/2023 (a) (c)	2,300,000	2,293,077
3 Month USD LIBOR + 0.91%, 1.15%, 4/11/2024 (a) (c)	1,500,000	1,496,295
Class REGs, 3 Month USD LIBOR + 0.91%, 1.15%, 4/11/2024 (a)	2,175,000	2,169,628
Class REGS, 3 Month USD LIBOR + 0.61%, 0.85%, 1/19/2023 (a)	1,690,000	1,684,913
		13,710,031
LODGING — 0.1%
Hyatt Hotels Corp. SOFR + 1.05%, 1.32%, 10/1/2023 (a)	4,006,000	4,016,936
MACHINERY, CONSTRUCTION & MINING — 1.1%
Caterpillar Financial Services Corp.:
SOFR + 0.15%, 0.35%, 11/17/2022 (a)	9,712,000	9,699,472
SOFR + 0.17%, 0.27%, 1/10/2024 (a)	5,313,000	5,295,945
SOFR + 0.25%, 0.44%, 5/17/2024 (a)	8,097,000	8,060,644
SOFR + 0.27%, 0.53%, 9/13/2024 (a)	6,867,000	6,831,566
Series MTN, 3 Month USD LIBOR + 0.74%, 1.13%, 5/13/2022 (a)	1,900,000	1,900,969
		31,788,596
MACHINERY-DIVERSIFIED — 1.0%
John Deere Capital Corp.:
0.61%, 3/7/2025 (b)	3,500,000	3,509,485
SOFR + 0.12%, 0.22%, 7/10/2023 (a) (b)	8,457,000	8,422,580
Series GMTN, 3 Month USD LIBOR + 0.55%, 1.13%, 6/7/2023 (a) (b)	2,707,000	2,716,014
Series MTN, 3 Month USD LIBOR + 0.48%, 1.09%, 9/8/2022 (a) (b)	3,476,000	3,479,024

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.49%, 1.29%, 6/13/2022 (a)	$2,438,000	$2,439,731
Series MTN, SOFR + 0.20%, 0.30%, 10/11/2024 (a)	7,870,000	7,837,969
		28,404,803
MEDIA — 0.5%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 1.97%, 2/1/2024 (a)	7,081,000	7,218,230
Comcast Corp. 3 Month USD LIBOR + 0.63%, 0.87%, 4/15/2024 (a) (b)	3,861,000	3,892,776
Walt Disney Co. 3 Month USD LIBOR + 0.39%, 0.91%, 9/1/2022 (a) (b)	4,531,000	4,533,628
		15,644,634
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 0.69%, 2/14/2024 (a)	2,092,000	2,090,201
General Electric Co. 3 Month USD LIBOR + 0.38%, 0.70%, 5/5/2026 (a)	1,408,000	1,383,909
Siemens Financieringsmaatschappij NV SOFR + 0.43%, 0.68%, 3/11/2024 (a) (b) (c)	2,500,000	2,497,550
		5,971,660
OIL & GAS — 0.9%
Chevron Corp. 3 Month USD LIBOR + 0.90%, 1.28%, 5/11/2023 (a)	4,965,000	4,999,904
Chevron USA, Inc.:
3 Month USD LIBOR + 0.11%, 0.50%, 8/12/2022 (a)	3,455,000	3,453,929
3 Month USD LIBOR + 0.20%, 0.58%, 8/11/2023 (a) (b)	3,258,000	3,252,201
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.41%, 5/15/2022 (a)	4,308,000	4,303,046
Security Description	Principal Amount	Value
Exxon Mobil Corp. 3 Month USD LIBOR + 0.33%, 0.79%, 8/16/2022 (a)	$6,620,000	$6,623,310
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.79%, 11/13/2023 (a)	4,311,000	4,320,915
		26,953,305
PHARMACEUTICALS — 1.4%
AbbVie, Inc. 3 Month USD LIBOR + 0.65%, 1.13%, 11/21/2022 (a)	8,227,000	8,240,245
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 1.13%, 8/17/2023 (a) (b)	3,414,000	3,421,886
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 1.84%, 12/15/2023 (a) (c)	8,739,000	8,803,756
Becton Dickinson & Co. 3 Month USD LIBOR + 1.03%, 1.61%, 6/6/2022 (a)	4,837,000	4,843,385
Bristol-Myers Squibb Co. 3 Month USD LIBOR + 0.38%, 0.84%, 5/16/2022 (a) (b)	4,849,000	4,849,679
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 1.60%, 6/15/2022 (a)	2,184,000	2,186,752
Cigna Corp. 3 Month USD LIBOR + 0.89%, 1.13%, 7/15/2023 (a)	6,941,000	6,988,962
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 1.16%, 9/15/2023 (a)	2,054,000	2,056,506
		41,391,171
PIPELINES — 0.4%
Enbridge, Inc.:
SOFR + 0.40%, 0.60%, 2/17/2023 (a)	6,833,000	6,822,067
SOFR + 0.63%, 0.83%, 2/16/2024 (a) (b)	5,565,000	5,563,609
		12,385,676

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 0.4%
Public Storage SOFR + 0.47%, 0.61%, 4/23/2024 (a)	$7,558,000	$7,547,872
Simon Property Group LP SOFR + 0.43%, 0.53%, 1/11/2024 (a)	4,075,000	4,073,248
		11,621,120
RETAIL — 0.2%
Starbucks Corp. SOFR + 0.42%, 0.61%, 2/14/2024 (a)	6,842,000	6,849,663
SEMICONDUCTORS — 0.5%
Analog Devices, Inc. SOFR + 0.25%, 0.52%, 10/1/2024 (a) (b)	5,750,000	5,725,448
Intel Corp. 3 Month USD LIBOR + 0.35%, 0.73%, 5/11/2022 (a) (b)	6,159,000	6,159,739
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 1.03%, 1/30/2023 (a) (b)	4,013,000	4,030,296
		15,915,483
TELECOMMUNICATIONS — 2.0%
AT&T, Inc.:
3 Month USD LIBOR + 1.18%, 1.98%, 6/12/2024 (a) (b)	11,656,000	11,815,454
SOFR + 0.64%, 0.91%, 3/25/2024 (a)	14,119,000	14,123,236
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 1.61%, 5/15/2025 (a)	10,330,000	10,463,050
SOFR + 0.50%, 0.77%, 3/22/2024 (a)	7,118,000	7,106,042
SOFR + 0.79%, 1.06%, 3/20/2026 (a)	10,950,000	10,912,442
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 1.23%, 1/16/2024 (a)	3,878,000	3,908,636
		58,328,860
TRANSPORTATION — 0.3%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.38%, 0.84%, 5/16/2022 (a)	3,803,000	3,803,685
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.45%, 1.42%, 4/1/2023 (a)	$4,538,000	$4,546,032
		8,349,717
TOTAL CORPORATE BONDS & NOTES (Cost $2,465,272,363)		2,456,924,709
FOREIGN GOVERNMENT OBLIGATIONS — 16.2%
ANZ New Zealand Int'l, Ltd. SOFR + 0.60%, 0.81%, 2/18/2025 (a) (c)	5,950,000	5,911,920
Asian Development Bank:
1.28%, 4/6/2027	5,000,000	5,174,450
SOFR + 1.00%, 1.21%, 8/27/2026 (a) (b)	9,150,000	9,455,519
SOFR + 1.00%, 1.25%, 6/16/2026 (a)	12,175,000	12,586,028
Asian Infrastructure Investment Bank SOFR + 0.22%, 0.33%, 4/15/2026 (a) (c)	3,000,000	2,980,440
BNG Bank NV Series 144A, SOFR + 1.00%, 1.16%, 8/5/2026 (a) (c)	5,000,000	5,151,800
Cooperatieve Rabobank UA SOFR + 0.38%, 0.48%, 1/10/2025 (a)	6,350,000	6,316,980
CPPIB Capital, Inc.:
1.53%, 4/4/2025	3,000,000	3,083,340
Series 144A, SOFR + 1.25%, 1.49%, 3/11/2026 (a) (c)	17,875,000	18,544,419
European Bank for Reconstruction & Development:
SOFR + 0.19%, 0.31%, 4/14/2026 (a) (b)	10,600,000	10,586,114
SOFR + 0.26%, 0.45%, 8/19/2022 (a)	18,050,000	18,059,927
SOFR + 0.26%, 0.52%, 3/13/2023 (a)	8,230,000	8,239,629
SOFR + 0.28%, 0.40%, 10/15/2024 (a)	12,355,000	12,395,524
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.39%, 5/11/2022 (a)	13,112,000	13,111,607
European Investment Bank:
3 Month USD LIBOR + 0.10%, 0.35%, 1/19/2023 (a) (c)	9,758,000	9,763,172
SOFR + 0.25%, 0.39%, 1/30/2023 (a) (c)	9,500,000	9,511,020
SOFR + 0.28%, 0.52%, 3/5/2024 (a) (c)	15,500,000	15,549,290

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.29%, 0.53%, 6/10/2022 (a) (c)	$12,125,000	$12,129,486
SOFR + 1.00%, 1.13%, 1/21/2026 (a) (c)	21,700,000	22,355,340
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.53%, 1.49%, 6/25/2022 (a)	2,820,000	2,822,341
3 Month USD LIBOR + 0.78%, 1.28%, 6/1/2023 (a)	5,675,000	5,708,823
3 Month USD LIBOR + 0.93%, 1.23%, 11/1/2022 (a)	7,390,000	7,418,895
Inter-American Development Bank:
SOFR + 0.17%, 0.42%, 9/16/2026 (a)	10,500,000	10,474,380
SOFR + 0.20%, 0.37%, 2/10/2026 (a) (b)	18,250,000	18,261,680
SOFR + 0.25%, 0.40%, 2/4/2025 (a)	9,250,000	9,267,483
SOFR + 0.26%, 0.51%, 9/16/2022 (a)	13,200,000	13,209,372
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.31%, 7/15/2022 (a)	10,520,000	10,520,210
Inter-American Investment Corp. 1.31%, 3/22/2024	3,000,000	3,000,000
International Bank for Reconstruction & Development:
SOFR + 0.13%, 0.23%, 1/13/2023 (a)	26,510,000	26,516,627
SOFR + 0.18%, 0.43%, 6/15/2026 (a)	12,000,000	12,000,240
SOFR + 0.31%, 0.57%, 9/18/2025 (a)	17,750,000	17,828,100
Series GDIF, SOFR + 0.30%, 0.46%, 8/6/2024 (a)	15,980,000	16,036,889
Series GDIF, SOFR + 0.39%, 0.65%, 6/17/2024 (a)	10,210,000	10,266,359
International Finance Corp.:
SOFR + 0.09%, 0.36%, 6/30/2023 (a)	15,750,000	15,744,960
SOFR + 0.09%, 0.36%, 4/3/2024 (a)	3,000,000	2,995,530
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.90%, 12/15/2022 (a)	11,805,000	11,809,486
Kommunalbanken A/S:
Series 144A, SOFR + 0.16%, 0.29%, 10/27/2023 (a) (c)	11,500,000	11,496,205
Security Description	Principal Amount	Value
Series 144A, SOFR + 1.00%, 1.26%, 6/17/2026 (a) (c)	$7,000,000	$7,217,210
Korea Development Bank:
3 Month USD LIBOR + 0.48%, 1.44%, 10/1/2022 (a)	4,160,000	4,165,741
3 Month USD LIBOR + 0.73%, 0.94%, 7/6/2022 (a)	1,495,000	1,497,063
SOFR + 0.25%, 0.50%, 3/9/2024 (a)	5,300,000	5,291,944
Series EMTN, 3 Month USD LIBOR + 0.35%, 0.84%, 2/18/2023 (a)	500,000	500,390
Kreditanstalt fuer Wiederaufbau SOFR + 1.00%, 1.18%, 2/12/2024 (a)	16,350,000	16,622,064
Nordic Investment Bank SOFR + 1.00%, 1.18%, 5/12/2026 (a)	6,395,000	6,598,297
PSP Capital, Inc. Series 144A, SOFR + 0.24%, 0.46%, 3/3/2025 (a) (c)	7,800,000	7,789,392
Svensk Exportkredit AB SOFR + 1.00%, 1.20%, 5/25/2023 (a)	11,890,000	11,999,626
UBS AG SOFR + 0.47%, 0.58%, 1/13/2025 (a) (c)	7,810,000	7,738,226
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $476,110,163)		475,703,538
	Shares
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d) (e)	9,129,283	9,128,370
State Street Navigator Securities Lending Portfolio II (f) (g)	69,304,815	69,304,815
TOTAL SHORT-TERM INVESTMENTS (Cost $78,433,205)		78,433,185
TOTAL INVESTMENTS — 102.6% (Cost $3,019,815,731)		3,011,061,432
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(76,455,470)
NET ASSETS — 100.0%		$2,934,605,962

See accompanying notes to schedule of investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.7% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
EMTN	Euro Medium Term Note
FRN	Floating Rate Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$12,059,480	$2,444,865,229	$—	$2,456,924,709
Foreign Government Obligations	5,174,450	470,529,088	—	475,703,538
Short-Term Investments	78,433,185	—	—	78,433,185
TOTAL INVESTMENTS	$95,667,115	$2,915,394,317	$—	$3,011,061,432

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	52,245,493	$52,261,166	$628,001,701	$671,114,316	$(20,099)	$(82)	9,129,283	$9,128,370	$13,777,977
State Street Navigator Securities Lending Portfolio II	38,337,395	38,337,395	304,592,370	273,624,950	—	—	69,304,815	69,304,815	55,317
Total		$90,598,561	$932,594,071	$944,739,266	$(20,099)	$(82)		$78,433,185	$13,833,294
See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
ADVERTISING — 0.2%
Clear Channel International BV 6.63%, 8/1/2025 (a) (b)	$2,425,000	$2,479,951
Outfront Media Capital LLC/Outfront Media Capital Corp. 6.25%, 6/15/2025 (a) (b)	2,814,500	2,890,323
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	2,859,000	2,740,780
		8,111,054
AEROSPACE & DEFENSE — 3.6%
Bombardier, Inc.:
7.13%, 6/15/2026 (a)	9,501,000	9,310,695
7.50%, 12/1/2024 (a)	8,223,000	8,489,096
7.50%, 3/15/2025 (a) (b)	6,647,000	6,682,096
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	4,101,000	3,691,351
Hexcel Corp. 4.20%, 2/15/2027	764,000	770,333
Howmet Aerospace, Inc.:
5.13%, 10/1/2024 (b)	8,494,000	8,802,332
5.90%, 2/1/2027	149,000	159,889
6.88%, 5/1/2025 (b)	8,577,000	9,309,047
Maxar Space Robotics LLC 9.75%, 12/31/2023 (a)	4,051,000	4,316,138
Rolls-Royce PLC 3.63%, 10/14/2025 (a)	6,806,000	6,633,264
Spirit AeroSystems, Inc.:
5.50%, 1/15/2025 (a)	4,809,000	4,846,799
7.50%, 4/15/2025 (a)	7,294,000	7,559,502
TransDigm UK Holdings PLC 6.88%, 5/15/2026	1,602,000	1,634,248
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	31,674,000	32,613,451
6.38%, 6/15/2026	6,511,000	6,571,748
7.50%, 3/15/2027	20,000	20,705
8.00%, 12/15/2025 (a) (b)	13,151,000	13,715,967
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	4,878,000	4,850,390
7.75%, 8/15/2025 (b)	1,762,000	1,774,722
8.88%, 6/1/2024 (a)	6,371,000	6,729,114
		138,480,887
AGRICULTURE — 0.1%
Vector Group, Ltd. 10.50%, 11/1/2026 (a)	5,047,000	5,170,197
AIRLINES — 3.1%
Air Canada 3.88%, 8/15/2026 (a)	7,235,000	6,837,147
Security Description	Principal Amount	Value
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	$4,097,396	$3,946,858
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	3,345,000	3,065,124
5.00%, 6/1/2022 (a) (b)	7,469,000	7,471,913
American Airlines, Inc. 11.75%, 7/15/2025 (a)	18,587,000	21,710,545
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50%, 4/20/2026 (a)	26,270,400	26,250,697
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	7,456,000	7,293,236
3.80%, 4/19/2023	2,816,000	2,845,174
7.38%, 1/15/2026 (b)	9,029,000	9,769,197
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	9,364,308	9,370,395
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a) (b)	3,722,999	3,963,616
United Airlines Holdings, Inc. 4.88%, 1/15/2025 (b)	1,534,000	1,528,447
United Airlines, Inc. 4.38%, 4/15/2026 (a)	14,931,000	14,701,063
		118,753,412
APPAREL — 0.6%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	7,166,000	7,274,780
4.88%, 5/15/2026 (a)	4,781,000	4,837,559
Michael Kors USA, Inc. 4.50%, 11/1/2024 (a)	680,000	691,220
Under Armour, Inc. 3.25%, 6/15/2026	4,197,000	4,060,807
William Carter Co.:
5.50%, 5/15/2025 (a)	3,088,000	3,189,719
5.63%, 3/15/2027 (a)	1,233,000	1,250,336
		21,304,421
AUTO MANUFACTURERS — 2.7%
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	8,663,000	9,103,254
Ford Motor Co.:
4.35%, 12/8/2026	390,000	392,293
9.00%, 4/22/2025	4,108,000	4,706,002
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	5,491,000	5,214,967
2.70%, 8/10/2026	2,352,000	2,187,595
2.98%, 8/3/2022	4,100,000	4,098,442
3.09%, 1/9/2023	4,787,000	4,792,984
3.10%, 5/4/2023	2,747,000	2,744,335

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.35%, 11/1/2022	$3,960,000	$3,970,732
3.37%, 11/17/2023	3,716,000	3,709,163
3.38%, 11/13/2025	4,065,000	3,974,716
3.66%, 9/8/2024	3,765,000	3,720,648
3.81%, 1/9/2024	4,591,000	4,583,700
4.06%, 11/1/2024	2,258,000	2,252,287
4.14%, 2/15/2023	3,513,000	3,539,137
4.25%, 9/20/2022	2,479,000	2,493,700
4.27%, 1/9/2027	2,855,000	2,810,662
4.38%, 8/6/2023	3,789,000	3,824,996
4.54%, 8/1/2026	3,743,000	3,741,952
4.69%, 6/9/2025	3,499,000	3,530,561
4.95%, 5/28/2027	2,605,000	2,648,477
5.13%, 6/16/2025	3,325,000	3,408,258
5.58%, 3/18/2024	3,241,000	3,336,772
Series GMTN, 4.39%, 1/8/2026	3,497,000	3,485,670
Ford Motor Credit Co., LLC 4.13%, 8/4/2025	3,512,000	3,496,547
Jaguar Land Rover Automotive PLC:
5.63%, 2/1/2023 (a) (b)	4,066,000	4,042,621
7.75%, 10/15/2025 (a)	4,149,000	4,315,167
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	4,200,000	4,279,296
		104,404,934
AUTO PARTS & EQUIPMENT — 1.5%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	6,241,000	5,993,544
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	2,542,000	2,573,801
Clarios Global L.P. 6.75%, 5/15/2025 (a)	3,710,000	3,841,074
Clarios Global L.P./Clarios US Finance Co. 6.25%, 5/15/2026 (a)	5,454,000	5,626,237
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a) (b)	4,397,000	2,329,970
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	2,396,000	2,420,439
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	5,402,000	5,263,925
5.00%, 5/31/2026 (b)	4,896,000	4,859,084
9.50%, 5/31/2025	3,861,000	4,090,923
IHO Verwaltungs GmbH 4.75%, 9/15/2026 (a)	5,094,000	4,983,766
Tenneco, Inc. 5.00%, 7/15/2026 (b)	5,552,000	5,460,448
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	10,658,000	10,694,877
		58,138,088
Security Description	Principal Amount	Value
BANKS — 1.7%
Commerzbank AG 8.13%, 9/19/2023 (a)	$11,514,000	$12,160,972
Deutsche Bank AG 4.50%, 4/1/2025	11,617,000	11,649,992
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	5,490,000	5,092,963
7.63%, 5/1/2026 (a)	2,818,000	2,691,979
8.13%, 11/15/2024 (a)	6,718,000	6,694,554
8.25%, 4/15/2025 (a)	502,000	500,790
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	13,629,000	13,754,932
5.71%, 1/15/2026 (a)	11,473,000	11,811,339
		64,357,521
BUILDING MATERIALS — 0.4%
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	4,210,000	4,193,370
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	2,608,000	2,527,465
Koppers, Inc. 6.00%, 2/15/2025 (a)	2,965,000	2,906,945
Standard Industries, Inc. 5.00%, 2/15/2027 (a)	7,189,000	7,138,893
		16,766,673
CHEMICALS — 1.1%
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	4,145,000	3,583,228
Consolidated Energy Finance SA 6.50%, 5/15/2026 (a)	2,082,000	2,128,845
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a) (b)	3,325,000	3,054,611
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	486,000	492,075
GPD Cos, Inc. 10.13%, 4/1/2026 (a)	3,534,000	3,675,607
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	5,036,000	4,661,372
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	4,209,000	4,136,395
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	5,532,571	5,506,402
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	6,292,000	5,786,564
SPCM SA 3.13%, 3/15/2027 (a)	2,708,000	2,492,227
TPC Group, Inc. 10.50%, 8/1/2024 (a)	5,607,000	2,298,365

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	$3,241,000	$3,203,923
Tronox, Inc. 6.50%, 5/1/2025 (a)	1,975,000	2,047,976
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a)	714,000	572,250
		43,639,840
COAL — 0.1%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	3,204,000	3,201,757
COMMERCIAL SERVICES — 3.6%
ADT Security Corp. 4.13%, 6/15/2023	6,684,000	6,760,665
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	3,306,000	3,073,787
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	4,183,000	4,036,428
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 7/15/2026 (a)	13,706,000	13,878,284
Aptim Corp. 7.75%, 6/15/2025 (a)	4,385,000	3,487,697
APX Group, Inc. 6.75%, 2/15/2027 (a)	3,609,000	3,689,192
Block, Inc. 2.75%, 6/1/2026 (a)	6,669,000	6,306,540
Brink's Co. 5.50%, 7/15/2025 (a)	4,652,000	4,688,425
Cimpress PLC 7.00%, 6/15/2026 (a)	5,366,000	5,108,110
CoreCivic, Inc. 8.25%, 4/15/2026 (b)	4,429,000	4,580,782
Garda World Security Corp. 4.63%, 2/15/2027 (a)	4,267,000	4,087,402
Graham Holdings Co. 5.75%, 6/1/2026 (a)	1,428,000	1,465,099
Hertz Corp. 4.63%, 12/1/2026 (a)	3,881,000	3,626,872
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	3,539,000	3,409,083
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	2,836,000	2,951,283
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	1,511,000	1,521,683
Security Description	Principal Amount	Value
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	$4,740,000	$4,594,103
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	6,454,000	6,612,446
5.75%, 4/15/2026 (a)	10,291,000	10,495,791
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	4,444,000	4,507,994
RR Donnelley & Sons Co. 6.13%, 11/1/2026 (a)	3,228,000	3,327,713
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	6,149,000	6,422,323
9.25%, 4/15/2025 (a)	6,746,000	7,481,989
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a) (b)	3,911,000	3,800,123
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	6,094,000	5,483,198
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	7,274,000	7,571,070
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	4,498,000	4,521,615
		137,489,697
COMPUTERS — 1.0%
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024 (b)	3,019,000	2,912,641
9.38%, 7/15/2025 (a)	5,436,000	5,544,394
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	7,778,000	3,716,095
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	3,020,000	2,985,058
8.25%, 2/1/2028 (a)	5,500,000	5,623,805
Seagate HDD Cayman:
4.75%, 6/1/2023	6,287,000	6,415,821
4.75%, 1/1/2025	20,000	20,464
4.88%, 3/1/2024	2,155,000	2,218,465
Vericast Corp. 11.00%, 9/15/2026 (a) (b)	8,739,452	8,529,880
Western Digital Corp. 4.75%, 2/15/2026 (b)	145,124	147,729
		38,114,352
COSMETICS/PERSONAL CARE — 0.5%
Avon Products, Inc. 6.50%, 3/15/2023 (b)	4,215,000	4,253,399
Coty, Inc.:
5.00%, 4/15/2026 (a)	11,350,000	11,055,013
6.50%, 4/15/2026 (a)	66,000	66,041
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a) (b)	4,056,000	3,267,960

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Revlon Consumer Products Corp. 6.25%, 8/1/2024	$3,428,000	$1,511,679
		20,154,092
DISTRIBUTION & WHOLESALE — 0.7%
Avient Corp.:
5.25%, 3/15/2023	2,660,000	2,698,995
5.75%, 5/15/2025 (a)	7,057,000	7,244,293
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a) (b)	4,886,000	5,128,297
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	4,518,000	4,574,430
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	11,491,000	7,554,758
9.00%, 11/15/2026 (a)	1,000	620
		27,201,393
DIVERSIFIED FINANCIAL SERVICES — 4.3%
Ally Financial, Inc. 5.75%, 11/20/2025	7,821,000	8,235,435
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	2,306,000	2,058,889
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	4,414,000	4,441,499
6.63%, 3/15/2026 (b)	1,960,000	2,005,139
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	5,860,000	6,056,017
Enova International, Inc. 8.50%, 9/15/2025 (a)	2,167,000	2,157,357
Finance of America Funding LLC 7.88%, 11/15/2025 (a) (b)	3,015,000	2,819,176
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	11,258,443	10,236,852
goeasy, Ltd. 5.38%, 12/1/2024 (a)	4,115,000	4,105,659
Home Point Capital, Inc. 5.00%, 2/1/2026 (a) (b)	3,145,000	2,577,391
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	3,888,000	3,675,676
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	4,595,000	4,681,248
Navient Corp.:
5.00%, 3/15/2027 (b)	4,533,000	4,335,089
5.50%, 1/25/2023	9,079,000	9,232,980
5.88%, 10/25/2024	2,855,000	2,912,500
6.75%, 6/25/2025	1,361,000	1,399,149
6.75%, 6/15/2026 (b)	5,465,000	5,614,905
7.25%, 9/25/2023	1,160,070	1,205,000
Series MTN, 6.13%, 3/25/2024	7,224,000	7,407,273
OneMain Finance Corp.:
3.50%, 1/15/2027 (b)	4,505,000	4,171,585
Security Description	Principal Amount	Value
5.63%, 3/15/2023	$7,689,000	$7,834,860
6.13%, 3/15/2024	9,363,000	9,593,236
6.88%, 3/15/2025	11,227,000	11,803,843
7.13%, 3/15/2026	11,340,000	12,122,800
8.88%, 6/1/2025	2,053,000	2,164,211
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	1,564,000	1,594,748
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	5,223,000	5,162,152
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	3,653,000	3,415,847
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (a)	8,948,000	8,228,581
SLM Corp.:
3.13%, 11/2/2026	2,894,000	2,685,458
4.20%, 10/29/2025	3,910,000	3,879,932
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	1,067,000	1,051,550
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (a)	6,729,000	6,523,967
		165,390,004
ELECTRIC — 1.7%
Calpine Corp. 5.25%, 6/1/2026 (a)	3,498,000	3,525,494
DPL, Inc. 4.13%, 7/1/2025	3,824,000	3,800,329
Drax Finco PLC 6.63%, 11/1/2025 (a)	5,184,000	5,253,258
FirstEnergy Corp. Series A, 3.35%, 7/15/2022	7,247,000	7,245,551
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	4,461,000	4,484,599
InterGen NV 7.00%, 6/30/2023 (a)	2,982,000	2,923,970
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	3,038,000	3,002,911
4.25%, 7/15/2024 (a)	4,272,000	4,325,913
4.25%, 9/15/2024 (a)	69,000	69,789
Talen Energy Supply LLC:
6.50%, 6/1/2025	4,268,000	1,069,561
10.50%, 1/15/2026 (a)	4,896,000	1,214,355
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	4,268,000	4,242,605
TransAlta Corp. 4.50%, 11/15/2022 (b)	4,347,000	4,365,823
Vistra Operations Co. LLC:
5.50%, 9/1/2026 (a)	9,792,000	9,842,527

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 2/15/2027 (a)	$10,016,000	$10,010,892
		65,377,577
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	11,645,000	12,109,636
ELECTRONICS — 0.5%
Likewize Corp. 9.75%, 10/15/2025 (a)	4,605,000	4,661,872
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	4,872,000	5,035,845
5.00%, 10/1/2025 (a)	5,375,000	5,471,965
5.63%, 11/1/2024 (a)	4,262,000	4,428,176
		19,597,858
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	6,368,000	6,553,818
Sunnova Energy Corp. 5.88%, 9/1/2026 (a) (b)	1,156,000	1,105,506
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	3,121,875	3,132,052
		10,791,376
ENGINEERING & CONSTRUCTION — 0.7%
Abengoa Abenewco 2 SAU PIK 1.50%, 10/26/2024 (a) (c)	4,572,938	22,865
AECOM 5.13%, 3/15/2027	145,000	148,273
Artera Services LLC 9.03%, 12/4/2025 (a)	8,369,000	8,364,062
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	6,299,000	5,859,582
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	3,615,000	3,495,849
Fluor Corp. 3.50%, 12/15/2024 (b)	1,486,000	1,483,860
Promontoria Holding 264 BV 7.88%, 3/1/2027 (a) (b)	2,673,000	2,598,423
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	3,613,000	3,378,336
		25,351,250
ENTERTAINMENT — 3.9%
AMC Entertainment Holdings, Inc. 10.00%, 6/15/2026 (a)	9,523,270	8,544,563
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	3,482,000	3,408,948
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	24,065,000	24,872,862
Security Description	Principal Amount	Value
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	$7,464,000	$7,637,314
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a) (b)	9,241,000	9,491,985
Cinemark USA, Inc. 5.88%, 3/15/2026 (a) (b)	3,597,000	3,492,867
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	2,842,000	2,958,494
International Game Technology PLC:
4.13%, 4/15/2026 (a) (b)	5,779,000	5,706,589
6.25%, 1/15/2027 (a)	3,946,000	4,130,909
6.50%, 2/15/2025 (a)	10,996,000	11,540,082
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	3,664,000	3,683,163
Merlin Entertainments, Ltd. 5.75%, 6/15/2026 (a)	3,607,000	3,558,125
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a) (b)	1,475,000	1,511,654
8.00%, 2/1/2026 (a)	9,250,000	9,093,860
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a) (b)	3,519,000	3,497,534
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	3,700,000	3,543,527
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	6,673,000	6,839,825
8.25%, 3/15/2026 (a)	8,325,000	8,668,406
8.63%, 7/1/2025 (a)	5,484,000	5,771,910
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a) (b)	7,342,000	7,361,016
5.50%, 4/15/2027 (a) (b)	587,000	586,284
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	4,718,000	4,938,850
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	4,206,000	4,352,663
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.75%, 4/15/2025 (a)	4,334,000	4,507,057
		149,698,487
ENVIRONMENTAL CONTROL — 0.6%
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	4,226,000	4,144,777
4.25%, 6/1/2025 (a)	5,430,000	5,384,605
5.13%, 12/15/2026 (a)	4,199,000	4,236,077

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Stericycle, Inc. 5.38%, 7/15/2024 (a)	$5,055,000	$5,152,309
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	4,210,000	3,974,324
		22,892,092
FOOD — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	7,013,000	6,625,181
3.50%, 2/15/2023 (a)	6,125,000	6,130,696
4.63%, 1/15/2027 (a)	12,965,000	12,548,175
7.50%, 3/15/2026 (a)	3,427,000	3,626,863
B&G Foods, Inc. 5.25%, 4/1/2025 (b)	7,819,000	7,651,517
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	4,043,000	3,909,985
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a) (b)	3,887,000	4,273,329
Fresh Market, Inc. 9.75%, 5/1/2023 (a) (b)	7,829,000	7,691,288
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	2,069,000	1,988,226
Post Holdings, Inc. 5.75%, 3/1/2027 (a)	3,001,000	3,020,177
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	4,873,000	4,044,834
US Foods, Inc. 6.25%, 4/15/2025 (a)	6,058,000	6,234,954
		67,745,225
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	4,245,000	4,266,649
6.38%, 5/1/2025 (a)	10,210,000	10,485,466
		14,752,115
FOREST PRODUCTS & PAPER — 0.1%
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	3,405,000	3,217,657
GAS — 0.6%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	6,793,000	6,802,442
5.63%, 5/20/2024	4,932,000	5,032,465
5.88%, 8/20/2026	5,274,000	5,264,507
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	3,985,000	3,982,370
		21,081,784
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 5.2%
Air Methods Corp. 8.00%, 5/15/2025 (a) (b)	$3,661,000	$3,166,472
Akumin, Inc. 7.00%, 11/1/2025 (a) (b)	3,597,000	2,986,229
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a)	10,520,000	10,719,249
8.00%, 3/15/2026 (a) (b)	14,944,000	15,585,695
Encompass Health Corp. 5.75%, 9/15/2025	3,119,000	3,175,142
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	7,457,000	3,600,463
Global Medical Response, Inc. 6.50%, 10/1/2025 (a) (b)	4,817,000	4,789,784
HCA, Inc.:
5.38%, 2/1/2025	21,275,000	22,175,784
5.38%, 9/1/2026	5,763,000	6,070,571
5.88%, 5/1/2023	9,909,000	10,243,726
5.88%, 2/15/2026	12,105,000	12,876,210
IQVIA, Inc. 5.00%, 10/15/2026 (a)	7,086,000	7,215,957
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a) (b)	3,209,000	3,103,970
6.75%, 4/15/2025 (a)	5,850,000	6,046,794
ModivCare, Inc. 5.88%, 11/15/2025 (a)	3,129,000	3,161,166
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	4,678,000	4,798,412
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	7,493,000	7,844,796
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	5,659,000	5,534,615
Select Medical Corp. 6.25%, 8/15/2026 (a) (b)	7,080,000	7,313,003
Surgery Center Holdings, Inc. 6.75%, 7/1/2025 (a) (b)	1,466,000	1,461,807
Tenet Healthcare Corp.:
4.63%, 7/15/2024	5,308,000	5,332,364
4.63%, 9/1/2024 (a)	6,181,000	6,226,121
4.88%, 1/1/2026 (a)	15,573,000	15,758,319
6.25%, 2/1/2027 (a)	7,334,000	7,532,458
6.75%, 6/15/2023	15,363,000	16,007,939
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	4,937,000	4,881,459
		197,608,505
HOLDING COMPANIES-DIVERSIFIED — 0.3%
Stena AB 7.00%, 2/1/2024 (a) (b)	3,877,000	3,902,549
Stena International SA:
5.75%, 3/1/2024 (a)	118,000	117,148

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 2/1/2025 (a)	$5,671,000	$5,675,310
		9,695,007
HOME BUILDERS — 0.7%
Empire Communities Corp. 7.00%, 12/15/2025 (a)	4,551,000	4,492,656
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	4,015,000	3,743,345
KB Home:
7.50%, 9/15/2022 (b)	1,860,000	1,903,412
7.63%, 5/15/2023 (b)	2,464,000	2,536,688
Meritage Homes Corp. 6.00%, 6/1/2025	2,794,000	2,940,378
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	2,883,000	2,937,662
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	584,000	600,498
5.88%, 4/15/2023 (a)	3,098,000	3,144,966
Toll Brothers Finance Corp. 4.38%, 4/15/2023	150,660	152,243
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	5,057,000	5,252,453
		27,704,301
HOUSEHOLD PRODUCTS & WARES — 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026 (a)	3,896,000	3,592,813
Spectrum Brands, Inc. 5.75%, 7/15/2025	1,773,000	1,805,499
		5,398,312
HOUSEWARES — 0.9%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	4,957,000	5,116,715
Newell Brands, Inc.:
4.10%, 4/1/2023	8,513,000	8,602,812
4.45%, 4/1/2026	15,763,000	15,861,519
4.88%, 6/1/2025	4,747,000	4,904,078
		34,485,124
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	5,833,000	5,820,109
10.13%, 8/1/2026 (a)	2,842,000	3,042,190
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	2,282,000	2,279,923
HUB International, Ltd. 7.00%, 5/1/2026 (a)	11,432,000	11,572,271
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	3,539,000	3,722,037
Radian Group, Inc.:
4.50%, 10/1/2024	5,146,000	5,160,151
Security Description	Principal Amount	Value
4.88%, 3/15/2027	$172,000	$172,998
6.63%, 3/15/2025	1,059,000	1,113,666
USI, Inc. 6.88%, 5/1/2025 (a)	4,263,000	4,271,995
		37,155,340
INTERNET — 1.8%
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	3,621,000	3,465,080
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	6,033,000	5,714,458
Netflix, Inc.:
3.63%, 6/15/2025 (a)	2,853,000	2,863,356
4.38%, 11/15/2026	6,367,000	6,608,946
5.75%, 3/1/2024	1,682,000	1,761,945
5.88%, 2/15/2025	7,147,000	7,629,994
NortonLifeLock, Inc.:
3.95%, 6/15/2022	2,882,000	2,881,568
5.00%, 4/15/2025 (a)	7,981,000	7,973,418
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a) (b)	5,341,000	5,079,825
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	3,757,000	3,883,949
Uber Technologies, Inc.:
7.50%, 5/15/2025 (a)	7,513,000	7,839,064
8.00%, 11/1/2026 (a)	10,935,000	11,618,547
		67,320,150
INVESTMENT COMPANY SECURITY — 0.6%
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	1,021,000	1,045,330
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	8,838,000	8,882,278
6.25%, 5/15/2026	7,389,000	7,582,666
6.38%, 12/15/2025	6,893,000	6,992,949
		24,503,223
IRON/STEEL — 0.5%
ArcelorMittal SA 4.55%, 3/11/2026	1,752,000	1,804,735
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	3,543,000	3,698,432
Cleveland-Cliffs, Inc.:
6.75%, 3/15/2026 (a) (b)	6,450,000	6,793,785
9.88%, 10/17/2025 (a) (b)	4,485,000	4,995,976
		17,292,928
LEISURE TIME — 3.3%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (c) (d)	1,771,000	9,918
Carnival Corp.:
5.75%, 3/1/2027 (a)	17,618,000	16,792,949

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.63%, 3/1/2026 (a)	$8,841,000	$8,900,765
10.50%, 2/1/2026 (a)	6,836,000	7,605,529
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	1,846,000	1,733,043
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	4,375,000	4,343,894
Life Time, Inc.:
5.75%, 1/15/2026 (a)	8,480,000	8,470,248
8.00%, 4/15/2026 (a) (b)	759,000	757,755
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	2,759,000	2,805,324
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	2,781,000	2,620,953
5.88%, 3/15/2026 (a)	11,458,000	10,891,058
5.88%, 2/15/2027 (a)	9,649,000	9,528,677
Royal Caribbean Cruises, Ltd.:
4.25%, 7/1/2026 (a) (b)	6,402,000	5,960,006
5.25%, 11/15/2022	5,915,000	5,981,721
5.50%, 8/31/2026 (a) (b)	5,382,000	5,229,851
9.13%, 6/15/2023 (a)	7,989,000	8,327,254
10.88%, 6/1/2023 (a)	9,317,000	9,924,468
11.50%, 6/1/2025 (a)	11,241,000	12,347,452
Viking Cruises, Ltd. 13.00%, 5/15/2025 (a)	4,799,000	5,327,322
		127,558,187
LODGING — 2.9%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	3,148,000	2,985,689
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	3,939,000	4,029,912
Melco Resorts Finance, Ltd.:
4.88%, 6/6/2025 (a)	2,893,000	2,660,490
Series REGS, 4.88%, 6/6/2025 (b)	6,528,000	6,003,345
Series REGS, 5.25%, 4/26/2026	1,536,000	1,400,770
MGM China Holdings, Ltd.:
4.75%, 2/1/2027 (a) (b)	6,645,000	5,811,717
5.25%, 6/18/2025 (a) (b)	2,446,000	2,251,005
5.38%, 5/15/2024 (a) (b)	7,807,000	7,336,628
5.88%, 5/15/2026 (a)	4,367,000	3,995,150
MGM Resorts International:
4.63%, 9/1/2026	3,156,000	3,107,650
5.75%, 6/15/2025 (b)	4,227,000	4,325,743
6.00%, 3/15/2023	12,089,000	12,369,344
6.75%, 5/1/2025	3,443,000	3,559,786
Studio City Co, Ltd. 7.00%, 2/15/2027 (a) (b)	2,993,000	2,857,447
Studio City Finance, Ltd. 6.00%, 7/15/2025 (a) (b)	4,815,000	4,408,518
Travel + Leisure Co.:
3.90%, 3/1/2023	3,796,000	3,805,452
Security Description	Principal Amount	Value
6.60%, 10/1/2025	$2,080,000	$2,206,984
6.63%, 7/31/2026 (a)	5,330,000	5,584,188
Universal Entertainment Corp. 8.50%, 12/11/2024 (a) (b)	4,472,000	4,583,755
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	4,201,000	4,187,431
5.50%, 3/1/2025 (a) (b)	13,783,603	13,789,116
Wynn Macau, Ltd.:
5.50%, 1/15/2026 (a)	7,379,000	6,652,390
4.88%, 10/1/2024 (a)	4,683,000	4,345,918
		112,258,428
MACHINERY, CONSTRUCTION & MINING — 0.2%
Weir Group PLC 2.20%, 5/13/2026 (a)	9,165,000	8,600,619
MACHINERY-DIVERSIFIED — 0.5%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	3,934,000	3,747,450
Colfax Corp. 6.38%, 2/15/2026 (a)	148,000	152,727
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	3,276,000	3,407,040
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	3,484,000	3,596,498
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	5,180,000	5,151,614
Welbilt, Inc. 9.50%, 2/15/2024	2,907,000	2,963,599
		19,018,928
MEDIA — 5.1%
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	7,350,500	7,339,033
5.00%, 4/1/2024	3,709,001	3,709,001
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	3,788,000	3,788,000
5.50%, 5/1/2026 (a)	4,625,000	4,700,850
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	3,964,000	3,952,346
CSC Holdings LLC:
5.25%, 6/1/2024	6,857,000	6,871,468
5.88%, 9/15/2022	5,390,000	5,438,456
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	1,974,000	1,974,118
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	26,243,000	10,056,055
DISH DBS Corp.:
5.00%, 3/15/2023	12,632,000	12,670,022
5.25%, 12/1/2026 (a)	24,621,000	23,492,620
5.88%, 7/15/2022	16,607,000	16,701,328
5.88%, 11/15/2024	13,602,000	13,590,574

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 7/1/2026 (b)	$14,085,000	$13,980,208
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	1,596,000	1,544,497
Gray Television, Inc. 5.88%, 7/15/2026 (a)	6,454,000	6,612,059
iHeartCommunications, Inc. 6.38%, 5/1/2026	5,833,869	6,005,968
Quebecor Media, Inc. 5.75%, 1/15/2023	7,085,000	7,207,216
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	6,310,000	6,087,699
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	745,000	677,198
Sirius XM Radio, Inc. 3.13%, 9/1/2026 (a)	7,506,000	7,099,325
TEGNA, Inc. 4.75%, 3/15/2026 (a)	4,619,000	4,615,443
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	2,641,000	2,718,645
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	8,754,000	8,758,990
9.50%, 5/1/2025 (a)	6,155,000	6,474,937
Videotron, Ltd. 5.38%, 6/15/2024 (a)	5,728,000	5,889,472
Ziggo Bond Co. B.V. 6.00%, 1/15/2027 (a)	4,956,000	4,993,864
		196,949,392
MINING — 0.7%
Arconic Corp. 6.00%, 5/15/2025 (a)	6,026,000	6,172,914
FMG Resources August 2006 Pty, Ltd. 5.13%, 5/15/2024 (a)	6,017,000	6,138,904
Hudbay Minerals, Inc. 4.50%, 4/1/2026 (a)	1,915,000	1,861,227
Novelis Corp. 3.25%, 11/15/2026 (a)	7,027,000	6,713,315
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (b)	3,547,000	3,546,042
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a) (b)	1,780,000	1,831,567
		26,263,969
MISCELLANEOUS MANUFACTURER — 0.5%
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	4,518,000	4,497,850
12.25%, 11/15/2026 (a)	4,247,000	4,596,188
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	3,956,000	3,963,239
Hillenbrand, Inc.:
5.00%, 9/15/2026	1,771,000	1,810,511
5.75%, 6/15/2025	4,960,000	5,102,501
Security Description	Principal Amount	Value
Trinity Industries, Inc. 4.55%, 10/1/2024	$1,023,000	$1,037,721
		21,008,010
OFFICE & BUSINESS EQUIPMENT — 0.5%
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a)	2,268,000	2,147,569
Xerox Corp. 4.63%, 3/15/2023	11,394,000	11,448,008
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	7,266,000	7,347,524
		20,943,101
OIL & GAS — 7.8%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	6,388,000	6,647,225
Apache Corp. 4.63%, 11/15/2025	225,000	234,387
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	3,948,000	4,052,859
Athabasca Oil Corp. 9.75%, 11/1/2026 (a)	910,000	968,313
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	3,533,000	3,490,463
California Resources Corp. 7.13%, 2/1/2026 (a)	4,271,000	4,447,905
Callon Petroleum Co. 6.13%, 10/1/2024 (b)	1,941,000	1,936,613
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	5,761,000	5,977,902
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	4,528,000	4,642,060
Civitas Resources, Inc. 5.00%, 10/15/2026 (a) (b)	4,142,000	4,106,586
CNX Resources Corp. 7.25%, 3/14/2027 (a)	3,418,000	3,604,589
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	5,303,000	5,335,826
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	8,322,000	8,482,282
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	5,364,000	5,210,751
Endeavor Energy Resources L.P./EER Finance, Inc. 6.63%, 7/15/2025 (a)	5,743,000	5,978,750
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	3,017,000	2,978,382
EQT Corp. 6.63%, 2/1/2025	7,171,000	7,578,456
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	4,580,000	4,773,734

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Harbour Energy PLC 5.50%, 10/15/2026 (a) (b)	$3,918,000	$3,869,926
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	4,184,000	4,312,072
Laredo Petroleum, Inc. 9.50%, 1/15/2025	2,776,000	2,896,589
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	4,554,000	4,636,837
Matador Resources Co. 5.88%, 9/15/2026	8,606,000	8,768,567
MEG Energy Corp. 7.13%, 2/1/2027 (a)	9,693,000	10,154,290
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	5,366,000	4,952,979
Murphy Oil Corp. 5.75%, 8/15/2025	2,336,000	2,383,771
Nabors Industries, Inc. 5.75%, 2/1/2025	2,286,000	2,224,964
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a) (b)	6,761,000	6,730,643
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	6,532,000	6,572,890
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	3,528,000	3,627,984
Occidental Petroleum Corp.:
2.70%, 2/15/2023	155,000	155,203
3.20%, 8/15/2026	2,747,000	2,696,318
3.40%, 4/15/2026	11,137,000	11,069,621
5.50%, 12/1/2025	6,552,000	6,898,666
5.55%, 3/15/2026	9,548,000	10,141,408
5.88%, 9/1/2025 (b)	8,989,000	9,552,431
6.95%, 7/1/2024	8,339,000	8,952,333
8.00%, 7/15/2025 (b)	1,942,000	2,180,283
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	4,493,000	4,074,477
9.25%, 5/15/2025 (a)	10,938,000	11,253,889
PDC Energy, Inc. 5.75%, 5/15/2026	3,807,000	3,859,499
Penn Virginia Holdings LLC 9.25%, 8/15/2026 (a)	1,100,000	1,158,311
Petrofac, Ltd. 9.75%, 11/15/2026 (b)	3,706,000	3,388,507
Puma International Financing SA:
5.00%, 1/24/2026 (a)	5,146,000	4,846,400
5.13%, 10/6/2024 (a)	4,545,000	4,336,975
Range Resources Corp.:
4.88%, 5/15/2025 (b)	4,452,000	4,509,787
5.00%, 3/15/2023 (b)	7,536,000	7,598,775
SM Energy Co.:
6.63%, 1/15/2027 (b)	1,712,000	1,755,981
6.75%, 9/15/2026 (b)	3,049,000	3,133,549
10.00%, 1/15/2025 (a)	6,938,000	7,551,735
Security Description	Principal Amount	Value
Southwestern Energy Co. 5.95%, 1/23/2025	$2,128,000	$2,224,207
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	3,472,000	3,506,755
Sunoco L.P./Sunoco Finance Corp. 6.00%, 4/15/2027	250,000	255,213
Talos Production, Inc. 12.00%, 1/15/2026	5,565,000	6,021,219
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	2,397,000	2,480,775
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	5,165,865	4,997,820
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	2,460,361	2,444,812
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	952,188	942,609
Transocean, Inc.:
7.25%, 11/1/2025 (a)	1,476,000	1,291,264
7.50%, 1/15/2026 (a)	9,725,000	8,447,913
8.00%, 2/1/2027 (a)	2,913,000	2,468,214
11.50%, 1/30/2027 (a)	6,164,000	6,402,793
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	4,604,000	4,568,733
		296,745,070
OIL & GAS SERVICES — 0.6%
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	3,137,000	3,074,260
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	2,516,000	2,537,738
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	3,054,000	3,145,620
Oceaneering International, Inc. 4.65%, 11/15/2024	4,040,000	3,986,430
TechnipFMC PLC 6.50%, 2/1/2026 (a)	7,559,000	7,830,217
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 4/1/2026	3,629,000	3,674,580
		24,248,845
PACKAGING & CONTAINERS — 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	9,277,000	8,938,761
5.25%, 4/30/2025 (a)	5,489,000	5,486,640
Ball Corp.:
4.00%, 11/15/2023	8,326,000	8,467,209
4.88%, 3/15/2026	5,630,000	5,832,455
5.25%, 7/1/2025	5,200,000	5,508,724

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a)	$856,000	$854,254
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	3,653,000	3,660,963
4.75%, 2/1/2026	6,671,000	6,751,519
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	2,318,000	2,616,605
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	4,541,000	4,558,347
LABL, Inc. 6.75%, 7/15/2026 (a)	5,371,000	5,309,126
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	11,053,000	11,015,088
7.25%, 4/15/2025 (a) (b)	10,453,947	10,362,266
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a) (b)	4,504,000	4,606,511
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	2,150,000	1,960,972
4.88%, 12/1/2022 (a)	4,278,000	4,302,299
5.13%, 12/1/2024 (a)	883,000	916,739
5.25%, 4/1/2023 (a)	1,184,000	1,201,807
5.50%, 9/15/2025 (a)	3,713,000	3,883,018
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	6,633,000	6,626,234
		102,859,537
PHARMACEUTICALS — 2.6%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a) (b)	11,774,000	11,739,620
9.25%, 4/1/2026 (a) (b)	9,512,000	9,743,712
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	19,289,000	19,247,336
6.13%, 4/15/2025 (a)	13,254,000	13,357,514
6.13%, 2/1/2027 (a)	6,649,000	6,698,070
9.00%, 12/15/2025 (a)	8,195,000	8,491,577
Elanco Animal Health, Inc. 5.77%, 8/28/2023	6,918,000	7,145,118
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	3,406,000	3,487,846
Lannett Co., Inc. 7.75%, 4/15/2026 (a) (b)	2,597,000	1,408,717
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	3,713,000	3,424,723
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	6,602,000	6,626,031
4.38%, 3/15/2026	5,173,000	5,157,222
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	3,640,000	3,465,753
		99,993,239
Security Description	Principal Amount	Value
PIPELINES — 5.0%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/2027 (a)	$2,320,000	$2,365,286
7.88%, 5/15/2026 (a)	4,296,000	4,650,678
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	3,535,000	3,703,089
Buckeye Partners L.P.:
3.95%, 12/1/2026	359,000	350,711
4.13%, 3/1/2025 (a)	9,267,000	9,141,154
4.15%, 7/1/2023	1,321,000	1,325,848
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 5.75%, 4/1/2025	4,526,000	4,549,716
DCP Midstream Operating L.P.:
3.88%, 3/15/2023	4,320,000	4,319,309
5.38%, 7/15/2025	6,589,000	6,801,561
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	3,679,000	3,667,006
4.40%, 4/1/2024	5,511,465	5,586,972
4.85%, 7/15/2026	1,030,000	1,038,714
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	2,965,000	2,922,986
4.13%, 12/1/2026	2,059,000	1,977,731
4.75%, 7/15/2023	4,474,000	4,506,884
6.00%, 7/1/2025 (a)	9,928,000	10,133,013
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.25%, 5/15/2026	5,190,000	5,022,207
6.50%, 10/1/2025	5,696,000	5,619,958
8.00%, 1/15/2027 (b)	4,873,000	5,012,953
Hess Midstream Operations L.P. 5.63%, 2/15/2026 (a)	4,745,000	4,865,096
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	4,202,000	4,123,717
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	12,508,000	12,370,537
6.75%, 9/15/2025 (a)	9,375,000	9,437,531
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	16,760,000	16,468,041
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	2,460,000	2,140,052
7.50%, 11/1/2023 (b)	6,099,000	5,840,524

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	$4,835,000	$4,813,871
NuStar Logistics L.P.:
5.75%, 10/1/2025	3,240,000	3,309,077
6.00%, 6/1/2026	3,406,000	3,446,600
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023 (b)	4,027,000	4,016,530
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	5,774,000	5,860,033
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	1,276,000	1,255,393
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (a)	5,476,000	5,233,085
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
6.00%, 3/1/2027 (a)	3,080,000	3,071,561
7.50%, 10/1/2025 (a)	6,554,500	6,909,295
Western Midstream Operating L.P.:
3.60%, 2/1/2025	4,484,000	4,453,419
3.95%, 6/1/2025	4,123,000	4,148,521
4.00%, 7/1/2022	4,947,000	4,947,000
4.65%, 7/1/2026	2,281,000	2,327,373
		191,733,032
REAL ESTATE — 0.5%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	2,640,000	2,706,264
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	3,000,000	3,017,730
Newmark Group, Inc. 6.13%, 11/15/2023	2,953,000	3,089,990
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 6/1/2023 (a) (b)	2,440,000	2,457,446
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a) (b)	2,715,000	2,283,831
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	5,172,000	4,701,244
		18,256,505
REAL ESTATE INVESTMENT TRUSTS — 4.8%
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	5,710,000	5,315,725
Security Description	Principal Amount	Value
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a) (b)	$6,316,000	$6,256,440
Diversified Healthcare Trust 9.75%, 6/15/2025	7,740,000	8,187,140
EPR Properties 4.50%, 6/1/2027 (b)	1,918,000	1,899,549
GEO Group Inc. 6.00%, 4/15/2026 (b)	2,122,000	1,622,502
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	5,106,000	4,849,168
6.00%, 4/15/2025 (a)	6,128,000	6,313,372
iStar, Inc.:
4.25%, 8/1/2025 (b)	3,683,000	3,623,299
4.75%, 10/1/2024	5,620,000	5,670,130
5.50%, 2/15/2026	1,567,000	1,588,327
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	2,261,000	2,169,362
5.25%, 10/1/2025 (a)	3,935,000	3,912,649
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	2,158,000	2,172,739
4.63%, 6/15/2025 (a)	8,305,000	8,394,279
5.63%, 5/1/2024	9,866,000	10,163,065
REIT, 5.75%, 2/1/2027	10,000	10,607
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	1,288,000	1,318,358
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	3,132,000	3,007,096
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a) (b)	2,996,500	3,126,848
RLJ Lodging Trust L.P. 3.75%, 7/1/2026 (a)	3,480,000	3,306,905
SBA Communications Corp. Series WI, 3.88%, 2/15/2027 (b)	9,768,000	9,533,373
Service Properties Trust:
4.35%, 10/1/2024	3,880,000	3,750,369
4.50%, 6/15/2023	1,986,000	1,962,883
4.50%, 3/15/2025	2,727,000	2,548,954
4.75%, 10/1/2026	3,681,000	3,383,097
4.95%, 2/15/2027	2,627,000	2,430,264
5.00%, 8/15/2022	4,953,000	4,942,202
5.25%, 2/15/2026	4,244,000	4,013,466

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 9/15/2025	$10,229,000	$10,736,461
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	2,164,000	2,065,819
3.75%, 12/31/2024 (a)	6,987,000	6,794,438
4.38%, 1/15/2027 (a)	3,698,000	3,588,539
4.75%, 3/15/2025	395,000	399,843
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	16,738,000	17,398,314
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	4,816,000	4,743,278
4.25%, 12/1/2026 (a)	15,923,000	15,872,206
REIT, 3.75%, 2/15/2027 (a)	1,470,000	1,427,899
XHR L.P. 6.38%, 8/15/2025 (a)	3,231,000	3,344,117
		181,843,082
RETAIL — 3.9%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 4/15/2025 (a) (b)	2,955,000	3,044,862
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	2,355,000	1,660,087
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	4,083,000	4,309,647
Bath & Body Works, Inc. 9.38%, 7/1/2025 (a)	4,758,000	5,433,588
Brinker International, Inc. 5.00%, 10/1/2024 (a)	2,152,000	2,154,496
Carvana Co. 5.63%, 10/1/2025 (a) (b)	2,919,000	2,752,208
CEC Entertainment LLC 6.75%, 5/1/2026 (a) (b)	4,708,000	4,555,272
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	3,324,000	3,493,258
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	6,482,000	6,446,479
8.50%, 10/30/2025 (a)	1,960,865	2,007,004
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	4,176,000	3,940,766
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	3,944,000	4,022,249
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	3,887,000	3,956,111
7.00%, 6/15/2025 (a)	5,527,000	5,769,856
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	6,718,000	6,457,812
Macy's Retail Holdings LLC:
2.88%, 2/15/2023	3,603,000	3,636,652
3.63%, 6/1/2024 (b)	3,577,000	3,650,615
Security Description	Principal Amount	Value
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	$8,148,000	$8,385,351
Nordstrom, Inc.:
4.00%, 3/15/2027	2,550,000	2,458,608
6.95%, 3/15/2028 (b)	288,000	314,317
Party City Holdings, Inc. 8.75%, 2/15/2026 (a) (b)	6,426,000	6,127,062
Penske Automotive Group, Inc. 3.50%, 9/1/2025 (b)	4,385,000	4,351,542
QVC, Inc.:
4.38%, 3/15/2023	7,791,000	7,829,955
4.38%, 9/1/2028	1,000,000	912,440
4.45%, 2/15/2025	3,722,000	3,726,243
4.85%, 4/1/2024	1,234,000	1,262,876
WI, 4.75%, 2/15/2027	1,855,000	1,776,534
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	4,994,000	4,662,348
8.00%, 11/15/2026 (a) (b)	7,647,000	7,044,187
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	6,113,000	6,193,814
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	2,354,000	2,167,281
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	5,125,000	5,185,373
Staples, Inc. 7.50%, 4/15/2026 (a)	16,429,000	15,946,152
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.88%, 3/1/2027	1,305,000	1,323,218
Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	2,608,000	2,709,060
		149,667,323
SEMICONDUCTORS — 0.1%
ams-OSRAM AG 7.00%, 7/31/2025 (a) (b)	1,667,000	1,694,939
Microchip Technology, Inc. 0.97%, 2/15/2024	197,000	189,006
		1,883,945
SOFTWARE — 1.2%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	2,138,000	2,192,498
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	3,069,000	3,179,730
9.13%, 3/1/2026 (a)	1,221,000	1,260,683
Camelot Finance SA 4.50%, 11/1/2026 (a)	6,367,000	6,217,949
CDK Global, Inc. 5.00%, 10/15/2024	2,109,000	2,196,270

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	$10,013,000	$10,011,398
Escrow RCN Corp. 11.63%, 4/15/2023 (c)	154,000	11,165
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	3,099,000	3,227,763
Nuance Communications, Inc. 5.63%, 12/15/2026	2,165,000	2,225,901
PTC, Inc. 3.63%, 2/15/2025 (a)	1,420,000	1,404,976
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	14,843,000	14,086,155
		46,014,488
TELECOMMUNICATIONS — 6.9%
Altice France SA 8.13%, 2/1/2027 (a)	14,432,000	14,875,928
Avanti Communications Group PLC 9.00%, 10/1/2022 (a)	2,011,375	289,799
CommScope Technologies LLC:
5.00%, 3/15/2027 (a) (b)	2,645,000	2,299,986
6.00%, 6/15/2025 (a)	9,911,500	9,384,010
CommScope, Inc.:
6.00%, 3/1/2026 (a)	9,351,000	9,455,918
8.25%, 3/1/2027 (a) (b)	6,680,000	6,498,170
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	15,223,000	15,518,022
DKT Finance ApS 9.38%, 6/17/2023 (a) (b)	2,990,950	2,989,455
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	6,038,000	3,897,589
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	10,043,000	10,255,409
6.63%, 8/1/2026 (b)	1,756,000	1,821,920
Iliad Holding SASU 6.50%, 10/15/2026 (a) (b)	7,593,000	7,615,703
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	5,666,000	5,257,878
Level 3 Financing, Inc.:
5.25%, 3/15/2026 (b)	6,885,000	6,905,448
5.38%, 5/1/2025	6,050,000	6,108,504
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	13,719,000	12,787,892
5.13%, 12/15/2026 (a) (b)	8,208,000	7,817,956
5.63%, 4/1/2025	3,842,000	3,873,812
Series W, 6.75%, 12/1/2023	6,524,000	6,783,264
Series Y, 7.50%, 4/1/2024 (b)	6,981,000	7,372,564
Security Description	Principal Amount	Value
Sprint Communications, Inc. 6.00%, 11/15/2022	$14,261,000	$14,596,847
Sprint Corp.:
7.13%, 6/15/2024	14,683,980	15,753,855
7.63%, 2/15/2025	7,462,000	8,189,470
7.63%, 3/1/2026	6,832,000	7,715,446
7.88%, 9/15/2023	26,668,000	28,349,951
Telecom Italia SpA 5.30%, 5/30/2024 (a)	11,607,000	11,699,044
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a) (b)	3,970,000	3,030,301
T-Mobile USA, Inc.:
2.25%, 2/15/2026	5,511,000	5,194,393
2.25%, 2/15/2026 (a)	5,825,000	5,505,382
2.63%, 4/15/2026	7,987,000	7,640,843
Trilogy International South Pacific LLC/TISP Finance, Inc. 8.88%, 5/15/2023 (a) (b)	36,092	35,803
VEON Holdings B.V. Series REGS, 5.95%, 2/13/2023	4,379,000	2,802,560
Viasat, Inc. 5.63%, 9/15/2025 (a) (b)	2,808,000	2,746,393
ViaSat, Inc. 5.63%, 4/15/2027 (a)	1,975,000	1,948,594
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	6,753,000	6,214,921
		263,233,030
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 3.38%, 4/1/2026 (a) (b)	5,431,000	5,325,856
TRANSPORTATION — 0.5%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	7,983,000	4,407,175
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	3,214,000	3,458,071
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	9,185,000	9,497,106
		17,362,352
TRUCKING & LEASING — 0.2%
Fly Leasing, Ltd. 7.00%, 10/15/2024 (a)	1,943,000	1,750,818
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	6,184,000	6,140,588
		7,891,406

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.1%
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	$2,760,000	$2,845,284
TOTAL CORPORATE BONDS & NOTES (Cost $3,881,381,220)		3,746,959,897
	Shares
COMMON STOCKS — 0.0% (e)
CONSTRUCTION & ENGINEERING — 0.0% (e)
Abengoa SA Class A (f)	1,017,249	21,618
Abengoa SA Class B (f)	10,518,618	56,177
		77,795
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
Avanti Communications Group PLC (c)	8,448,041	—
HOUSEHOLD PRODUCTS — 0.0% (e)
Cenveo Enterprises, Inc. (c)	9,870	59,220
MEDIA — 0.0% (e)
Clear Channel Outdoor Holding, Inc. (f)	70,012	242,241
iHeartMedia, Inc. Class A (f)	29,774	563,622
		805,863
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Amplify Energy Corp. (b) (f)	46,662	256,641
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Erickson, Inc. (f)	3,081	1
Erickson, Inc.	4,342	1
		2
TOTAL COMMON STOCKS (Cost $15,839,302)		1,199,521
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (e)
PAPER&RELATED PRODUCTS — 0.0% (e)
Flex Acquisition Co., Inc. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.25% 3.21%, 6/29/2025 (g) (Cost $1,484,534)	$1,493,676	1,492,743
	SHARES	VALUE
WARRANTS — 0.0% (e)
ADVERTISING SERVICES — 0.0% (e)
Affinion Group, Inc. (expiring 11/20/22) (b) (c) (f)	11,802	—
Security Description	SHARES	VALUE
CONSTRUCTION & ENGINEERING — 0.0% (e)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (c) (f)	4,407,135	$—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (h) (i)	15,693,000	15,691,431
State Street Navigator Securities Lending Portfolio II (j) (k)	244,043,327	244,043,327
TOTAL SHORT-TERM INVESTMENTS (Cost $259,732,611)		259,734,758
TOTAL INVESTMENTS — 104.7% (Cost $4,158,437,667)		4,009,386,919
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(180,405,801)
NET ASSETS — 100.0%		$3,828,981,118
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 66.5% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $103,168, representing less than 0.00% of the Fund's net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Amount is less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2022.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$3,746,915,949	$43,948	$3,746,959,897
Common Stocks	1,062,505	77,796	59,220	1,199,521
Senior Floating Rate Loans	—	1,492,743	—	1,492,743
Warrants	—	—	0(a)	0
Short-Term Investments	259,734,758	—	—	259,734,758
TOTAL INVESTMENTS	$260,797,263	$3,748,486,488	$103,168	$4,009,386,919
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	105,446,669	$105,478,303	$930,836,381	$1,020,614,822	$(10,328)	$1,897	15,693,000	$15,691,431	$23,893
State Street Navigator Securities Lending Portfolio II	265,455,794	265,455,794	490,375,347	511,787,814	—	—	244,043,327	244,043,327	686,496
Total		$370,934,097	$1,421,211,728	$1,532,402,636	$(10,328)	$1,897		$259,734,758	$710,389
See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.0%
AUSTRALIA — 4.5%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	4,790,000	$3,422,450
Series 137, 2.75%, 4/21/2024	AUD	3,115,000	2,382,784
Series 133, 5.50%, 4/21/2023	AUD	3,090,000	2,427,758
			8,232,992
AUSTRIA — 3.1%
Austria Government Bond:
Zero Coupon, 4/20/2023 (a)	EUR	485,000	541,952
Zero Coupon, 7/15/2023 (a)	EUR	848,000	946,817
Zero Coupon, 7/15/2024 (a)	EUR	1,150,000	1,277,232
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,100,000	1,273,660
1.75%, 10/20/2023 (a)	EUR	1,370,000	1,569,463
			5,609,124
BELGIUM — 3.2%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	825,000	923,238
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,400,000	1,573,562
Series 68, 2.25%, 6/22/2023	EUR	1,350,000	1,549,453
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,500,000	1,762,772
			5,809,025
CANADA — 4.6%
Canadian Government Bond:
0.25%, 5/1/2023	CAD	280,000	220,185
0.25%, 8/1/2023	CAD	360,000	281,393
0.25%, 4/1/2024	CAD	1,450,000	1,115,857
0.75%, 10/1/2024	CAD	1,975,000	1,523,187
1.50%, 6/1/2023	CAD	635,000	505,519
1.50%, 9/1/2024	CAD	950,000	746,915
2.00%, 9/1/2023	CAD	2,460,000	1,966,812
2.50%, 6/1/2024	CAD	2,200,000	1,769,820
Series A55, 8.00%, 6/1/2023	CAD	180,000	153,999
			8,283,687
Security Description		Principal Amount	Value
CHILE — 0.5%
Bonos de la Tesoreria de la Republica en pesos:
2.50%, 3/1/2025	CLP	650,000,000	$735,985
5.80%, 6/1/2024 (a)	CLP	120,000,000	149,657
			885,642
CHINA — 4.5%
China Government Bond:
Series INBK, 2.36%, 7/2/2023	CNY	44,820,000	7,072,893
Series INBK, 2.84%, 4/8/2024	CNY	1,500,000	238,828
Series 1913, 2.94%, 10/17/2024	CNY	4,450,000	710,654
Series 1713, 3.57%, 6/22/2024	CNY	600,000	97,253
			8,119,628
COLOMBIA — 0.4%
Colombia Government International Bond 4.38%, 3/21/2023	COP	90,000,000	23,406
Colombian TES Series B, 10.00%, 7/24/2024	COP	2,440,000,000	667,167
			690,573
CYPRUS — 0.2%
Cyprus Government International Bond:
Series EMTN, 2.75%, 6/27/2024	EUR	100,000	116,713
Series EMTN, 3.75%, 7/26/2023	EUR	150,000	174,322
			291,035
CZECH REPUBLIC — 0.9%
Czech Republic Government Bond:
Series 97, 0.45%, 10/25/2023	CZK	11,550,000	490,885
Series 120, 1.25%, 2/14/2025	CZK	14,730,000	611,946
Series 58, 5.70%, 5/25/2024	CZK	10,000,000	464,412
			1,567,243
DENMARK — 0.8%
Denmark Government Bond:
Zero Coupon, 11/15/2024	DKK	5,030,000	746,222
1.50%, 11/15/2023	DKK	4,845,000	743,328
			1,489,550

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
FINLAND — 1.2%
Finland Government Bond:
Zero Coupon, 9/15/2023 (a)	EUR	275,000	$306,918
Zero Coupon, 9/15/2024 (a)	EUR	460,000	509,906
1.50%, 4/15/2023 (a)	EUR	450,000	510,638
2.00%, 4/15/2024 (a)	EUR	750,000	867,788
			2,195,250
FRANCE — 4.6%
France Government Bond OAT:
Zero Coupon, 3/25/2024	EUR	1,765,000	1,963,140
Zero Coupon, 3/25/2025	EUR	1,075,000	1,185,047
1.75%, 11/25/2024	EUR	900,000	1,042,282
2.25%, 5/25/2024	EUR	1,075,000	1,251,598
8.50%, 4/25/2023	EUR	400,000	487,118
French Republic Government Bond OAT:
Zero Coupon, 2/25/2024	EUR	750,000	834,852
4.25%, 10/25/2023	EUR	1,300,000	1,546,337
			8,310,374
GERMANY — 4.7%
Bundesschatzanweisungen:
Zero Coupon, 6/16/2023	EUR	175,000	195,631
Zero Coupon, 9/15/2023	EUR	385,000	430,132
Zero Coupon, 12/15/2023	EUR	150,000	167,448
Federal Republic of Germany:
Series 177, Zero Coupon, 4/14/2023	EUR	537,000	600,391
Series 178, Zero Coupon, 10/13/2023	EUR	434,000	485,199
Series 179, Zero Coupon, 4/5/2024	EUR	115,000	128,160
Series 180, Zero Coupon, 10/18/2024	EUR	645,000	716,860
0.50%, 2/15/2025	EUR	175,000	196,981
1.00%, 8/15/2024	EUR	825,000	939,776
1.50%, 5/15/2023	EUR	960,000	1,091,060
1.50%, 5/15/2024	EUR	900,000	1,033,998
1.75%, 2/15/2024	EUR	1,205,000	1,387,761
2.00%, 8/15/2023	EUR	1,000,000	1,149,014
			8,522,411
Security Description		Principal Amount	Value
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.36%, 4/15/2024	HKD	850,000	$105,726
0.51%, 10/23/2023	HKD	250,000	31,475
2.22%, 8/7/2024	HKD	900,000	116,286
			253,487
HUNGARY — 0.5%
Hungary Government Bond:
Series 23/C, 1.50%, 8/23/2023	HUF	21,500,000	61,121
Series 24/C, 2.50%, 10/24/2024	HUF	107,000,000	294,552
Series 24/B, 3.00%, 6/26/2024	HUF	94,500,000	265,870
Series 23/A, 6.00%, 11/24/2023	HUF	90,350,000	272,233
			893,776
INDONESIA — 2.1%
Indonesia Treasury Bond:
Series FR61, 7.00%, 5/15/2022	IDR	30,817,000,000	2,155,849
Series FR70, 8.38%, 3/15/2024	IDR	10,425,000,000	779,191
Perusahaan Penerbit SBSN Indonesia Series PBS, 6.63%, 10/15/2024	IDR	10,965,000,000	799,435
			3,734,475
IRELAND — 1.3%
Ireland Government Bond:
3.40%, 3/18/2024	EUR	800,000	948,744
5.40%, 3/13/2025	EUR	1,160,000	1,481,707
			2,430,451
ISRAEL — 1.2%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	1,105,000	342,050
Series 1024, 0.40%, 10/31/2024	ILS	1,440,000	438,682
Series 1123, 1.50%, 11/30/2023	ILS	1,500,000	471,909
Series 0324, 3.75%, 3/31/2024	ILS	3,000,000	983,076
			2,235,717
ITALY — 5.5%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 1/15/2024	EUR	300,000	332,039

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 4/15/2024	EUR	340,000	$374,556
Zero Coupon, 8/15/2024	EUR	125,000	137,096
0.35%, 2/1/2025	EUR	325,000	357,706
0.65%, 10/15/2023	EUR	600,000	673,558
1.45%, 11/15/2024	EUR	200,000	226,610
1.75%, 7/1/2024	EUR	850,000	970,248
Series 5Y, 2.45%, 10/1/2023	EUR	492,000	567,131
Republic of Italy:
0.30%, 8/15/2023	EUR	300,000	335,398
0.60%, 6/15/2023	EUR	222,000	249,414
2.50%, 12/1/2024	EUR	735,000	856,970
3.75%, 9/1/2024	EUR	1,000,000	1,197,212
4.50%, 5/1/2023	EUR	650,000	759,821
4.50%, 3/1/2024	EUR	800,000	961,063
4.75%, 8/1/2023 (a)	EUR	900,000	1,065,664
5.00%, 3/1/2025 (a)	EUR	700,000	873,938
			9,938,424
JAPAN — 23.1%
Government of Japan 10 Year Bond:
Series 333, 0.60%, 3/20/2024	JPY	456,000,000	3,803,763
Series 329, 0.80%, 6/20/2023	JPY	343,000,000	2,855,766
Government of Japan 5 Year Bond:
Series 136, 0.10%, 6/20/2023	JPY	541,000,000	4,466,487
Series 137, 0.10%, 9/20/2023	JPY	449,500,000	3,711,731
Series 138, 0.10%, 12/20/2023	JPY	352,500,000	2,911,222
Series 139, 0.10%, 3/20/2024	JPY	563,000,000	4,650,809
Series 140, 0.10%, 6/20/2024	JPY	250,000,000	2,065,994
Series 141, 0.10%, 9/20/2024	JPY	945,000,000	7,811,169
Series 142, 0.10%, 12/20/2024	JPY	124,350,000	1,028,056
Series 143, 0.10%, 3/20/2025	JPY	600,000,000	4,966,888
Japan Government 2 Year Bond:
Series 423, 0.01%, 4/1/2023	JPY	236,500,000	1,950,007
Series 427, 0.01%, 8/1/2023	JPY	204,300,000	1,684,644
			41,906,536
Security Description		Principal Amount	Value
MALAYSIA — 2.0%
Malaysia Government Bond:
Series 0319, 3.48%, 6/14/2024	MYR	2,500,000	$601,843
Series 0217, 4.06%, 9/30/2024	MYR	1,250,000	305,283
Malaysia Government Investment Issue:
Series 0419, 3.66%, 10/15/2024	MYR	4,090,000	989,066
Series 0217, 4.05%, 8/15/2024	MYR	3,150,000	767,795
Series 0116, 4.39%, 7/7/2023	MYR	3,000,000	733,575
Series 0813, 4.44%, 5/22/2024	MYR	1,300,000	318,903
			3,716,465
MEXICO — 2.3%
Mexican Bonos:
Series M, 8.00%, 12/7/2023	MXN	29,100,000	1,449,762
Series M, 8.00%, 9/5/2024	MXN	32,300,000	1,602,431
Series M 20, 10.00%, 12/5/2024	MXN	21,725,000	1,128,388
			4,180,581
NETHERLANDS — 3.1%
Kingdom of Netherlands:
Zero Coupon, 1/15/2024 (a)	EUR	1,892,000	2,107,601
1.75%, 7/15/2023 (a)	EUR	1,250,000	1,428,340
2.00%, 7/15/2024 (a)	EUR	1,860,000	2,162,398
			5,698,339
NEW ZEALAND — 1.1%
New Zealand Government Bond:
Series 0524, 0.50%, 5/15/2024	NZD	1,460,000	965,866
Series 0423, 5.50%, 4/15/2023	NZD	1,530,000	1,097,192
			2,063,058
NORWAY — 1.3%
Norway Government Bond:
Series 477, 1.75%, 3/13/2025 (a)	NOK	5,840,000	655,978
Series 475, 2.00%, 5/24/2023 (a)	NOK	5,840,000	670,398
Series 476, 3.00%, 3/14/2024 (a)	NOK	9,350,000	1,085,599
			2,411,975

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
PERU — 0.1%
Peru Government Bond:
5.20%, 9/12/2023	PEN	100,000	$27,244
5.70%, 8/12/2024	PEN	750,000	203,991
			231,235
POLAND — 1.6%
Poland Government Bond:
Series 0423, Zero Coupon, 4/25/2023	PLN	525,000	119,469
Series 1024, 2.25%, 10/25/2024	PLN	3,750,000	829,414
Series 0424, 2.50%, 4/25/2024	PLN	5,000,000	1,131,970
Series 1023, 4.00%, 10/25/2023	PLN	2,600,000	610,810
Republic of Poland Government Bond Zero Coupon, 7/25/2024	PLN	750,000	159,642
			2,851,305
PORTUGAL — 1.5%
Portugal Obrigacoes do Tesouro OT:
4.95%, 10/25/2023 (a)	EUR	1,225,000	1,468,106
5.65%, 2/15/2024 (a)	EUR	950,000	1,165,546
			2,633,652
ROMANIA — 1.1%
Romania Government Bond:
Series 4YR, 3.70%, 11/25/2024	RON	2,060,000	440,859
Series 3Y, 4.00%, 10/25/2023	RON	300,000	66,245
Series 4.3Y, 4.40%, 9/25/2023	RON	3,675,000	817,649
Series 5Y, 4.50%, 6/17/2024	RON	1,800,000	395,610
Series 10Y, 4.75%, 2/24/2025	RON	1,135,000	248,739
			1,969,102
SINGAPORE — 1.0%
Singapore Government Bond:
2.00%, 2/1/2024	SGD	845,000	626,000
2.75%, 7/1/2023	SGD	485,000	363,241
3.00%, 9/1/2024	SGD	1,100,000	832,142
			1,821,383
SLOVAKIA — 0.4%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	100,000	111,218
Security Description		Principal Amount	Value
Series 240, Zero Coupon, 6/17/2024	EUR	200,000	$221,372
Series 223, 3.38%, 11/15/2024	EUR	300,000	361,667
			694,257
SLOVENIA — 0.1%
Slovenia Government Bond Series RS66, 4.63%, 9/9/2024	EUR	150,000	185,111
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	3,830,000,000	3,085,627
Series 2306, 1.00%, 6/10/2023	KRW	2,333,000,000	1,904,180
Series 2406, 1.13%, 6/10/2024	KRW	708,000,000	566,690
Series 2409, 1.38%, 9/10/2024	KRW	3,000,000,000	2,401,194
Series 2403, 1.88%, 3/10/2024	KRW	440,000,000	359,354
			8,317,045
SPAIN — 4.6%
Kingdom of Spain:
Zero Coupon, 4/30/2023	EUR	350,000	390,903
Zero Coupon, 1/31/2025	EUR	1,120,000	1,232,944
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	525,000	584,269
0.35%, 7/30/2023	EUR	1,078,000	1,207,574
2.75%, 10/31/2024 (a)	EUR	925,000	1,094,663
3.80%, 4/30/2024 (a)	EUR	900,000	1,075,642
4.40%, 10/31/2023 (a)	EUR	1,677,000	1,995,416
4.80%, 1/31/2024 (a)	EUR	473,000	571,307
Spain Government Bond Zero Coupon, 5/31/2024	EUR	100,000	110,729
			8,263,447
SWEDEN — 0.6%
Kingdom of Sweden Series 1057, 1.50%, 11/13/2023 (a)	SEK	10,075,000	1,095,033
SWITZERLAND — 0.2%
Switzerland Government Bond 1.25%, 6/11/2024	CHF	310,000	347,045
THAILAND — 1.8%
Thailand Government Bond:
0.75%, 6/17/2024	THB	35,050,000	1,046,108
1.45%, 12/17/2024	THB	39,375,000	1,192,841
2.40%, 12/17/2023	THB	25,800,000	797,428

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
3.63%, 6/16/2023	THB	10,100,000	$314,569
			3,350,946
UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
0.13%, 1/31/2024	GBP	1,280,000	1,646,350
0.25%, 1/31/2025	GBP	250,000	318,070
0.75%, 7/22/2023	GBP	320,000	418,526
1.00%, 4/22/2024	GBP	1,500,000	1,960,445
2.25%, 9/7/2023	GBP	1,155,000	1,539,750
2.75%, 9/7/2024	GBP	935,000	1,270,510
5.00%, 3/7/2025	GBP	800,000	1,159,474
			8,313,125
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $188,476,679)			179,542,504
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (b)(c) (Cost $153,195)	153,195	153,195
TOTAL INVESTMENTS — 99.1% (Cost $188,629,874)		179,695,699
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,574,003
NET ASSETS — 100.0%		$181,269,702
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.3% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.
EMTN	Euro Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$179,542,504	$—	$179,542,504
Short-Term Investment	153,195	—	—	153,195
TOTAL INVESTMENTS	$153,195	$179,542,504	$—	$179,695,699

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	412,399	$412,399	$1,606,913	$1,866,117	$—	$—	153,195	$153,195	$15
See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
AIRLINES — 0.0% (a)
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	$1,871	$1,708
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	10,923	10,909
		12,617
APPAREL — 1.1%
NIKE, Inc.:
2.75%, 3/27/2027	75,000	74,671
2.85%, 3/27/2030	10,000	9,872
3.25%, 3/27/2040	50,000	48,604
3.38%, 3/27/2050	50,000	49,657
3.63%, 5/1/2043	75,000	75,594
PVH Corp. 4.63%, 7/10/2025	25,000	25,496
		283,894
AUTO MANUFACTURERS — 1.7%
American Honda Finance Corp. Series MTN, 0.55%, 7/12/2024	50,000	47,618
General Motors Co.:
5.95%, 4/1/2049	75,000	83,726
6.13%, 10/1/2025	50,000	53,732
General Motors Financial Co., Inc.:
4.00%, 10/6/2026	50,000	50,173
4.25%, 5/15/2023	25,000	25,434
5.10%, 1/17/2024	50,000	51,741
Toyota Motor Credit Corp. Series MTN, 2.90%, 4/17/2024	125,000	125,687
		438,111
BANKS — 23.5%
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	25,000	24,285
Banco Santander SA:
2.71%, 6/27/2024	50,000	49,539
4.38%, 4/12/2028	35,000	35,482
Bank of America Corp.:
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	150,000	137,871
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	100,000	92,530
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	25,000	25,813
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	325,000	303,556
Security Description	Principal Amount	Value
Bank of Montreal:
5 year CMT + 1.40%, 3.09%, 1/10/2037 (b)	$25,000	$22,788
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	75,000	74,268
Series E, 3.30%, 2/5/2024	25,000	25,349
Series MTN, 0.63%, 7/9/2024	50,000	47,553
Series MTN, 1.85%, 5/1/2025	175,000	168,600
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	150,000	137,640
Bank of New York Mellon Corp.:
Series MTN, 1.60%, 4/24/2025	50,000	48,279
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (b)	50,000	50,014
Bank of Nova Scotia:
0.65%, 7/31/2024	50,000	47,472
4.50%, 12/16/2025	100,000	103,462
Barclays PLC SOFR + 2.71%, 2.85%, 5/7/2026 (b)	200,000	194,446
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	125,000	126,251
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (b)	50,000	50,041
Citigroup, Inc.:
4.13%, 7/25/2028	100,000	101,578
4.65%, 7/23/2048	50,000	56,546
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	100,000	100,092
SOFR + 1.38%, 2.90%, 11/3/2042 (b)	25,000	21,462
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	50,000	49,580
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	75,000	78,096
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	25,000	29,138
Deutsche Bank AG 4.10%, 1/13/2026	50,000	50,665
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	25,000	25,186
3.85%, 1/26/2027	100,000	101,172
6.25%, 2/1/2041	50,000	64,558
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	50,000	52,654
SOFR + 0.49%, 0.93%, 10/21/2024 (b)	100,000	96,932
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	75,000	68,122
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	25,000	21,511
Series MTN, 3.85%, 7/8/2024	75,000	76,291

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HSBC Holdings PLC:
6.80%, 6/1/2038	$25,000	$31,382
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	100,000	98,255
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	100,000	91,072
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	75,000	77,260
JPMorgan Chase & Co.:
4.13%, 12/15/2026	50,000	51,727
4.85%, 2/1/2044	37,000	41,980
5.63%, 8/16/2043	125,000	151,924
6.40%, 5/15/2038	100,000	130,678
7.63%, 10/15/2026	50,000	58,795
8.75%, 9/1/2030	50,000	67,540
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	25,000	25,318
SOFR + 0.60%, 0.65%, 9/16/2024 (b)	100,000	97,238
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	50,000	43,686
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	50,000	45,318
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	25,000	23,131
SOFR + 1.59%, 2.01%, 3/13/2026 (b)	150,000	144,771
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	100,000	93,873
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	125,000	111,167
Lloyds Banking Group PLC:
4.05%, 8/16/2023	50,000	50,879
4.34%, 1/9/2048	150,000	146,449
4.38%, 3/22/2028	50,000	51,071
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	250,000	241,415
1 year CMT + 1.10%, 1.33%, 6/15/2023 (b)	100,000	99,765
Morgan Stanley:
4.38%, 1/22/2047	50,000	54,100
4.88%, 11/1/2022	150,000	152,542
7.25%, 4/1/2032	50,000	64,604
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	50,000	50,200
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	50,000	46,482
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	100,000	85,850
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	25,000	23,016
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	125,000	120,925
Series F, 3.88%, 4/29/2024	50,000	51,017
Series GMTN, 4.35%, 9/8/2026	50,000	51,578
Security Description	Principal Amount	Value
National Bank of Canada Series MTN, 2.10%, 2/1/2023	$25,000	$24,981
Natwest Group PLC 3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	200,000	202,398
Royal Bank of Canada Series MTN, 1.15%, 6/10/2025	100,000	94,321
Santander Holdings USA, Inc. SOFR + 1.24%, 2.49%, 1/6/2028 (b)	50,000	46,713
Toronto-Dominion Bank:
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (b)	125,000	125,471
Series MTN, 2.65%, 6/12/2024	50,000	49,951
Westpac Banking Corp.:
3.40%, 1/25/2028	50,000	50,304
4.42%, 7/24/2039	25,000	25,564
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b)	100,000	100,547
		6,154,080
BEVERAGES — 4.2%
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	50,000	52,121
5.45%, 1/23/2039	15,000	17,508
5.80%, 1/23/2059	100,000	125,415
8.20%, 1/15/2039	125,000	185,131
Coca-Cola Co. 2.90%, 5/25/2027	100,000	99,918
Diageo Capital PLC:
2.00%, 4/29/2030	50,000	45,788
3.88%, 5/18/2028	200,000	206,636
3.88%, 4/29/2043	25,000	25,774
Diageo Captial PLC 2.38%, 10/24/2029	75,000	70,975
Diageo Investment Corp.:
4.25%, 5/11/2042	75,000	80,924
7.45%, 4/15/2035	15,000	20,942
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	25,000	22,485
3.35%, 3/15/2051	25,000	22,091
PepsiCo, Inc.:
1.63%, 5/1/2030	5,000	4,501
2.63%, 10/21/2041	50,000	45,158
3.45%, 10/6/2046	25,000	24,868
7.00%, 3/1/2029	50,000	62,396
		1,112,631
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.30%, 2/25/2031	16,000	14,721
2.77%, 9/1/2053	50,000	40,247

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 5/1/2025	$72,000	$72,501
3.15%, 2/21/2040	50,000	45,653
Baxalta, Inc. 5.25%, 6/23/2045	50,000	57,729
Biogen, Inc. 3.63%, 9/15/2022	4,000	4,034
		234,885
BUILDING MATERIALS — 1.0%
Carrier Global Corp.:
2.24%, 2/15/2025	25,000	24,293
3.38%, 4/5/2040	25,000	22,755
Johnson Controls International PLC Series *, 4.95%, 7/2/2064 (c)	50,000	52,765
Owens Corning:
3.95%, 8/15/2029	100,000	101,718
4.30%, 7/15/2047	75,000	73,672
		275,203
CHEMICALS — 0.4%
Air Products & Chemicals, Inc. 2.05%, 5/15/2030	25,000	23,048
Dow Chemical Co.:
2.10%, 11/15/2030	25,000	22,511
3.60%, 11/15/2050	25,000	23,271
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	25,000	25,171
Praxair, Inc. 1.10%, 8/10/2030	25,000	21,499
		115,500
COMMERCIAL SERVICES — 1.0%
Moody's Corp. 4.25%, 2/1/2029	25,000	26,235
RELX Capital, Inc. 3.00%, 5/22/2030	25,000	23,842
S&P Global, Inc.:
1.25%, 8/15/2030	100,000	86,338
2.30%, 8/15/2060	100,000	75,466
2.50%, 12/1/2029	25,000	23,762
Verisk Analytics, Inc. 4.13%, 9/12/2022	25,000	25,197
		260,840
COMPUTERS — 6.3%
Apple, Inc.:
0.55%, 8/20/2025	50,000	46,616
0.75%, 5/11/2023	100,000	98,726
2.38%, 2/8/2041	125,000	108,458
2.55%, 8/20/2060	50,000	40,965
2.65%, 2/8/2051	50,000	43,230
2.80%, 2/8/2061	125,000	107,094
2.85%, 5/11/2024	50,000	50,429
2.90%, 9/12/2027	50,000	50,100
3.20%, 5/11/2027	100,000	101,695
Security Description	Principal Amount	Value
3.35%, 2/9/2027	$50,000	$51,068
4.50%, 2/23/2036	25,000	28,570
4.65%, 2/23/2046	175,000	206,304
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	50,000	54,463
8.35%, 7/15/2046	7,000	10,251
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022	75,000	75,762
HP, Inc.:
1.45%, 6/17/2026	50,000	46,097
2.65%, 6/17/2031	75,000	67,436
3.00%, 6/17/2027	125,000	121,802
3.40%, 6/17/2030	50,000	48,116
6.00%, 9/15/2041	75,000	87,423
International Business Machines Corp.:
2.85%, 5/15/2040	100,000	89,071
3.30%, 1/27/2027	50,000	50,577
3.63%, 2/12/2024	50,000	50,965
4.25%, 5/15/2049	15,000	15,990
		1,651,208
COSMETICS/PERSONAL CARE — 2.2%
Procter & Gamble Co. 2.85%, 8/11/2027	50,000	50,112
Unilever Capital Corp.:
0.38%, 9/14/2023	100,000	97,476
2.13%, 9/6/2029	175,000	163,991
2.60%, 5/5/2024	150,000	150,384
3.50%, 3/22/2028	100,000	102,708
		564,671
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	25,000	24,295
DIVERSIFIED FINANCIAL SERVICES — 0.9%
BlackRock, Inc. 3.38%, 6/1/2022	50,000	50,192
Mastercard, Inc. 3.50%, 2/26/2028	75,000	77,101
Nasdaq, Inc. 4.25%, 6/1/2024	25,000	25,779
Visa, Inc.:
1.90%, 4/15/2027	25,000	24,030
2.75%, 9/15/2027	25,000	24,922
4.30%, 12/14/2045	25,000	27,907
		229,931
ELECTRIC — 5.4%
American Electric Power Co., Inc. 3.25%, 3/1/2050	50,000	42,969
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	25,000	22,820
4.25%, 9/15/2048	50,000	53,226
Commonwealth Edison Co.:
2.20%, 3/1/2030	8,000	7,418

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.45%, 1/15/2038	$25,000	$32,631
Series 130, 3.13%, 3/15/2051	25,000	22,685
Dominion Energy South Carolina, Inc. 5.45%, 2/1/2041	25,000	29,405
Dominion Energy, Inc. 7.00%, 6/15/2038	25,000	32,415
DTE Electric Co.:
Series B, 3.25%, 4/1/2051	25,000	23,420
Series C, 2.63%, 3/1/2031	25,000	23,752
Duke Energy Corp.:
3.75%, 4/15/2024	50,000	50,789
3.75%, 9/1/2046	100,000	94,266
Enel Chile SA 4.88%, 6/12/2028	75,000	77,604
Eversource Energy Series O, 4.25%, 4/1/2029	50,000	51,950
Exelon Corp.:
3.40%, 4/15/2026	25,000	25,118
5.10%, 6/15/2045	25,000	28,006
Indiana Michigan Power Co. 6.05%, 3/15/2037	25,000	30,310
Northern States Power Co. 2.60%, 5/15/2023	50,000	50,039
NSTAR Electric Co. 3.20%, 5/15/2027	25,000	25,076
Ohio Power Co. 4.00%, 6/1/2049	25,000	24,869
Oncor Electric Delivery Co. LLC:
3.70%, 5/15/2050	25,000	25,149
5.30%, 6/1/2042	25,000	29,911
5.75%, 3/15/2029	25,000	28,515
Public Service Co. of Colorado:
4.10%, 6/15/2048	75,000	79,073
4.30%, 3/15/2044	25,000	26,433
6.50%, 8/1/2038	50,000	65,267
Public Service Electric & Gas Co.:
Series MTN, 2.70%, 5/1/2050	25,000	21,105
Series MTN, 3.65%, 9/1/2028	50,000	50,746
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	25,000	21,456
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	50,000	46,470
Sempra Energy:
3.40%, 2/1/2028	50,000	49,844
4.00%, 2/1/2048	75,000	74,367
Virginia Electric & Power Co.:
2.95%, 11/15/2051	25,000	22,027
8.88%, 11/15/2038	25,000	39,768
Wisconsin Power & Light Co. 3.65%, 4/1/2050	50,000	48,546
Security Description	Principal Amount	Value
Xcel Energy, Inc. 3.40%, 6/1/2030	$25,000	$24,973
		1,402,418
ELECTRONICS — 0.3%
Flex, Ltd. 5.00%, 2/15/2023	50,000	50,953
Keysight Technologies, Inc. 4.60%, 4/6/2027	25,000	26,199
		77,152
FOOD — 1.8%
Campbell Soup Co.:
3.95%, 3/15/2025	25,000	25,475
4.15%, 3/15/2028	100,000	102,659
4.80%, 3/15/2048	50,000	54,248
Conagra Brands, Inc. 5.30%, 11/1/2038	25,000	27,447
General Mills, Inc.:
3.00%, 2/1/2051	75,000	64,822
3.20%, 2/10/2027	25,000	25,061
Kellogg Co. 3.25%, 4/1/2026	50,000	50,195
Kroger Co. 1.70%, 1/15/2031	25,000	21,773
Mondelez International, Inc. 1.50%, 5/4/2025	50,000	47,952
Sysco Corp.:
2.45%, 12/14/2031	25,000	23,024
3.15%, 12/14/2051	25,000	21,393
		464,049
FOREST PRODUCTS & PAPER — 0.1%
International Paper Co. 4.35%, 8/15/2048	14,000	14,707
GAS — 0.3%
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	50,000	45,740
Southern California Gas Co. 3.15%, 9/15/2024	25,000	25,185
		70,925
HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	50,000	50,551
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
4.75%, 11/30/2036	50,000	58,239
4.90%, 11/30/2046	25,000	30,517
Baxter International, Inc.:
1.92%, 2/1/2027 (d)	50,000	46,758
3.13%, 12/1/2051 (d)	25,000	21,471
3.50%, 8/15/2046	25,000	22,920
3.95%, 4/1/2030	25,000	25,788
Boston Scientific Corp. 4.70%, 3/1/2049	3,000	3,345

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Koninklijke Philips NV 6.88%, 3/11/2038	$25,000	$32,798
Medtronic, Inc.:
3.50%, 3/15/2025	25,000	25,526
4.63%, 3/15/2045	25,000	29,062
		296,424
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kimberly-Clark Corp.:
3.20%, 4/25/2029	25,000	25,258
5.30%, 3/1/2041	50,000	60,247
		85,505
INSURANCE — 1.8%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b)	50,000	52,616
AXA SA 8.60%, 12/15/2030	75,000	99,355
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	50,000	47,562
4.30%, 4/15/2043	50,000	50,459
MetLife, Inc. 4.55%, 3/23/2030	75,000	81,868
Prudential Financial, Inc.:
Series MTN, 2.10%, 3/10/2030	50,000	46,248
Series MTN, 3.70%, 3/13/2051	25,000	24,478
Travelers Cos., Inc. 3.05%, 6/8/2051	25,000	22,416
XLIT, Ltd. 5.50%, 3/31/2045	50,000	59,110
		484,112
INTERNET — 0.7%
Alphabet, Inc.:
0.80%, 8/15/2027	25,000	22,622
1.90%, 8/15/2040	25,000	20,434
Amazon.com, Inc.:
2.40%, 2/22/2023	4,000	4,024
4.05%, 8/22/2047	3,000	3,268
4.25%, 8/22/2057	3,000	3,404
eBay, Inc.:
1.90%, 3/11/2025	50,000	48,393
3.65%, 5/10/2051	75,000	69,612
		171,757
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp. Series MTN, 3.30%, 6/9/2024	50,000	50,784
Caterpillar, Inc. 4.30%, 5/15/2044	50,000	54,887
		105,671
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 1.5%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	$100,000	$92,186
4.20%, 1/15/2024	150,000	153,295
Deere & Co. 3.75%, 4/15/2050	25,000	26,562
John Deere Capital Corp.:
1.45%, 1/15/2031	25,000	21,974
Series MTN, 0.45%, 1/17/2024	25,000	24,175
Xylem, Inc.:
3.25%, 11/1/2026	50,000	50,026
4.38%, 11/1/2046	25,000	25,596
		393,814
MEDIA — 0.2%
Thomson Reuters Corp. 4.30%, 11/23/2023	50,000	51,037
MINING — 2.7%
Barrick Gold Corp. 6.45%, 10/15/2035	15,000	18,610
Newmont Corp. 6.25%, 10/1/2039	125,000	158,120
Rio Tinto Alcan, Inc. 5.75%, 6/1/2035	50,000	61,097
Rio Tinto Finance USA PLC 4.75%, 3/22/2042	175,000	198,509
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	50,000	60,431
Teck Resources, Ltd.:
3.90%, 7/15/2030	50,000	49,919
5.20%, 3/1/2042	150,000	159,333
		706,019
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
Series MTN, 3.63%, 10/15/2047	25,000	24,762
Series MTN, 3.88%, 6/15/2044	25,000	25,310
		50,072
OFFICE FURNISHINGS — 0.2%
Steelcase, Inc. 5.13%, 1/18/2029	50,000	52,340
OIL & GAS — 1.6%
Cenovus Energy, Inc. 4.25%, 4/15/2027	25,000	25,831
ConocoPhillips Co. 4.03%, 3/15/2062 (d)	50,000	50,738
Hess Corp.:
6.00%, 1/15/2040	25,000	29,174
7.30%, 8/15/2031	5,000	6,135
Marathon Petroleum Corp. 3.80%, 4/1/2028	50,000	50,349
Shell International Finance B.V.:
2.75%, 4/6/2030	50,000	48,512

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 4/6/2050	$50,000	$47,044
3.88%, 11/13/2028	25,000	26,087
Suncor Energy, Inc. 6.80%, 5/15/2038	50,000	64,478
TotalEnergies Capital International SA:
2.43%, 1/10/2025	50,000	49,432
2.99%, 6/29/2041	25,000	22,848
		420,628
PACKAGING & CONTAINERS — 0.1%
WRKCo, Inc. 4.90%, 3/15/2029	25,000	26,932
PHARMACEUTICALS — 7.0%
AbbVie, Inc.:
3.85%, 6/15/2024	100,000	101,958
4.25%, 11/21/2049	50,000	52,172
4.30%, 5/14/2036	75,000	78,700
AstraZeneca PLC:
3.13%, 6/12/2027	50,000	50,357
4.38%, 11/16/2045	25,000	27,866
Becton Dickinson & Co.:
1.96%, 2/11/2031	50,000	44,242
3.70%, 6/6/2027	15,000	15,224
3.79%, 5/20/2050	50,000	48,534
4.69%, 12/15/2044	125,000	134,742
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	50,000	45,566
3.40%, 7/26/2029	16,000	16,279
3.55%, 3/15/2042	25,000	24,756
4.25%, 10/26/2049	50,000	54,731
Cigna Corp.:
3.40%, 3/15/2050	25,000	22,570
3.50%, 6/15/2024	25,000	25,290
4.80%, 8/15/2038	25,000	27,487
CVS Health Corp. 6.13%, 9/15/2039	25,000	30,863
GlaxoSmithKline Capital PLC 0.53%, 10/1/2023	15,000	14,603
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	21,000	21,452
6.38%, 5/15/2038	25,000	33,318
Johnson & Johnson:
0.55%, 9/1/2025	50,000	46,708
1.30%, 9/1/2030	50,000	44,552
2.25%, 9/1/2050	50,000	40,914
Merck & Co., Inc.:
2.15%, 12/10/2031	50,000	46,330
2.35%, 6/24/2040	25,000	21,571
2.75%, 12/10/2051	25,000	21,789
3.40%, 3/7/2029	50,000	51,207
4.15%, 5/18/2043	75,000	81,431
Novartis Capital Corp.:
1.75%, 2/14/2025	200,000	195,202
2.00%, 2/14/2027	25,000	24,091
2.75%, 8/14/2050	25,000	22,413
Security Description	Principal Amount	Value
4.40%, 5/6/2044	$25,000	$28,381
Pfizer, Inc.:
0.80%, 5/28/2025	25,000	23,613
2.55%, 5/28/2040	25,000	22,391
2.70%, 5/28/2050	25,000	22,163
7.20%, 3/15/2039	25,000	36,714
Sanofi:
3.38%, 6/19/2023	100,000	101,249
3.63%, 6/19/2028	50,000	52,017
Viatris, Inc. 2.70%, 6/22/2030	25,000	22,053
Wyeth LLC 6.45%, 2/1/2024	50,000	53,515
		1,829,014
PIPELINES — 1.3%
Enbridge, Inc.:
3.13%, 11/15/2029	25,000	24,344
4.00%, 11/15/2049	25,000	24,625
Kinder Morgan, Inc.:
1.75%, 11/15/2026	50,000	46,480
2.00%, 2/15/2031	50,000	43,831
5.05%, 2/15/2046	50,000	53,034
TransCanada PipeLines, Ltd. 7.63%, 1/15/2039	50,000	69,666
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	25,000	26,592
Williams Cos., Inc. 3.50%, 11/15/2030	50,000	49,474
		338,046
REAL ESTATE INVESTMENT TRUSTS — 8.2%
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	42,254
2.00%, 5/18/2032	50,000	43,834
3.00%, 5/18/2051	25,000	21,025
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	100,000	90,423
Series GMTN, 3.50%, 11/15/2024	50,000	50,536
Series MTN, 3.20%, 1/15/2028	75,000	74,243
Series MTN, 3.35%, 5/15/2027	100,000	100,042
Series MTN, 3.90%, 10/15/2046	75,000	76,738
Boston Properties L.P.:
2.75%, 10/1/2026	75,000	73,063
3.25%, 1/30/2031	100,000	96,889
3.40%, 6/21/2029	75,000	74,338
3.65%, 2/1/2026	100,000	101,358
3.80%, 2/1/2024	225,000	228,154
Brixmor Operating Partnership L.P. 3.90%, 3/15/2027	50,000	50,318

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Digital Realty Trust L.P. 4.45%, 7/15/2028	$25,000	$26,023
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	25,000	23,700
3.00%, 1/15/2030	50,000	48,058
3.25%, 7/15/2026	100,000	99,887
3.50%, 7/15/2029	50,000	49,951
6.75%, 2/1/2041	25,000	33,166
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	100,000	101,040
Series I, 3.50%, 9/15/2030	75,000	71,443
Series J, 2.90%, 12/15/2031	50,000	44,772
Kilroy Realty L.P.:
2.50%, 11/15/2032	75,000	65,240
2.65%, 11/15/2033	50,000	43,333
4.25%, 8/15/2029	50,000	51,341
4.38%, 10/1/2025	25,000	25,635
Prologis L.P. 2.25%, 4/15/2030	25,000	23,216
Regency Centers L.P. 3.60%, 2/1/2027	25,000	25,309
Simon Property Group L.P.:
2.20%, 2/1/2031	25,000	22,542
3.38%, 12/1/2027	75,000	74,639
Ventas Realty L.P.:
3.75%, 5/1/2024	25,000	25,299
4.00%, 3/1/2028	50,000	50,894
Welltower, Inc.:
2.75%, 1/15/2032	50,000	46,082
2.80%, 6/1/2031	25,000	23,320
Weyerhaeuser Co. 4.00%, 4/15/2030	50,000	51,517
		2,149,622
RETAIL — 1.8%
Home Depot, Inc.:
2.95%, 6/15/2029	50,000	49,529
3.13%, 12/15/2049	50,000	45,900
3.50%, 9/15/2056	15,000	14,633
5.88%, 12/16/2036	25,000	31,739
5.95%, 4/1/2041	25,000	32,360
Lowe's Cos., Inc.:
3.75%, 4/1/2032	50,000	50,649
5.13%, 4/15/2050	50,000	58,554
Target Corp.:
2.25%, 4/15/2025	49,000	48,313
3.63%, 4/15/2046	5,000	5,107
Walmart, Inc.:
1.80%, 9/22/2031	50,000	45,513
2.50%, 9/22/2041	25,000	22,267
2.65%, 9/22/2051	25,000	22,257
2.85%, 7/8/2024	50,000	50,559
		477,380
Security Description	Principal Amount	Value
SEMICONDUCTORS — 2.5%
Applied Materials, Inc.:
1.75%, 6/1/2030	$19,000	$17,237
5.85%, 6/15/2041	25,000	32,477
Intel Corp.:
3.40%, 3/25/2025	100,000	101,496
4.00%, 12/15/2032	53,000	56,818
4.10%, 5/19/2046	50,000	53,302
4.25%, 12/15/2042	150,000	161,236
4.75%, 3/25/2050	75,000	87,383
NVIDIA Corp. 2.85%, 4/1/2030	50,000	49,215
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.25%, 5/11/2041 (d)	25,000	22,191
QUALCOMM, Inc.:
3.25%, 5/20/2027	25,000	25,358
4.80%, 5/20/2045	25,000	29,026
Texas Instruments, Inc. 1.90%, 9/15/2031	25,000	22,730
		658,469
SOFTWARE — 4.4%
Autodesk, Inc. 4.38%, 6/15/2025	50,000	51,413
Microsoft Corp.:
2.53%, 6/1/2050	125,000	108,391
2.92%, 3/17/2052	175,000	163,509
3.13%, 11/3/2025	100,000	101,574
Oracle Corp.:
3.40%, 7/8/2024	100,000	100,766
4.38%, 5/15/2055	75,000	68,014
5.38%, 7/15/2040	75,000	79,138
6.50%, 4/15/2038	75,000	89,491
salesforce.com, Inc.:
0.63%, 7/15/2024	100,000	95,840
1.50%, 7/15/2028	125,000	114,856
1.95%, 7/15/2031	25,000	22,836
2.90%, 7/15/2051	75,000	66,958
3.05%, 7/15/2061	50,000	44,303
3.70%, 4/11/2028	50,000	51,714
		1,158,803
TELECOMMUNICATIONS — 11.1%
AT&T, Inc.:
2.30%, 6/1/2027	15,000	14,315
3.50%, 6/1/2041	50,000	46,042
3.80%, 2/15/2027	50,000	51,215
3.85%, 6/1/2060	175,000	157,533
4.25%, 3/1/2027	100,000	104,553
4.45%, 4/1/2024	50,000	51,484
4.85%, 3/1/2039	8,000	8,711
6.55%, 2/15/2039	200,000	256,828
Bell Telephone Co. of Canada or Bell Canada 4.46%, 4/1/2048	25,000	27,068

See accompanying notes to schedule of investments.

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
British Telecommunications PLC 9.63%, 12/15/2030	$125,000	$170,800
Cisco Systems, Inc.:
2.20%, 9/20/2023	50,000	50,074
3.50%, 6/15/2025	150,000	153,366
5.50%, 1/15/2040	50,000	63,228
5.90%, 2/15/2039	225,000	294,217
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	200,000	268,814
Motorola Solutions, Inc. 4.60%, 5/23/2029	25,000	26,044
Orange SA 5.50%, 2/6/2044	25,000	30,024
Telefonica Emisiones SA:
4.10%, 3/8/2027	25,000	25,630
5.21%, 3/8/2047	25,000	26,916
5.52%, 3/1/2049	150,000	168,340
7.05%, 6/20/2036	50,000	62,783
TELUS Corp. 3.70%, 9/15/2027	50,000	51,073
Verizon Communications, Inc.:
1.45%, 3/20/2026	50,000	47,019
2.55%, 3/21/2031	100,000	92,912
2.85%, 9/3/2041	175,000	154,052
2.88%, 11/20/2050	25,000	20,885
2.99%, 10/30/2056	25,000	20,686
3.00%, 11/20/2060	25,000	20,494
3.55%, 3/22/2051	75,000	70,740
4.13%, 3/16/2027	50,000	52,007
4.27%, 1/15/2036	15,000	15,821
Vodafone Group PLC:
4.25%, 9/17/2050	25,000	24,884
4.38%, 5/30/2028	25,000	26,208
4.88%, 6/19/2049	50,000	54,372
Security Description	Principal Amount	Value
5.00%, 5/30/2038	$175,000	$190,794
		2,899,932
TRANSPORTATION — 0.2%
Canadian Pacific Railway Co. 4.00%, 6/1/2028	50,000	52,214
TOTAL CORPORATE BONDS & NOTES (Cost $28,349,390)		25,845,459
TOTAL INVESTMENTS — 98.7% (Cost $28,349,390)		25,845,459
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		335,696
NET ASSETS — 100.0%		$26,181,155
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2022. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$25,845,459	$—	$25,845,459
TOTAL INVESTMENTS	$—	$25,845,459	$—	$25,845,459
See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.6%
AUSTRALIA — 4.5%
Australia Government Bond:
Series 32CI, 0.25%, 11/21/2032	AUD	2,204,180	$1,636,565
Series 27CI, 0.75%, 11/21/2027	AUD	4,324,792	3,391,347
Series 50CI, 1.00%, 2/21/2050	AUD	2,520,610	1,980,211
Series 40CI, 1.25%, 8/21/2040	AUD	2,540,442	2,084,595
Series 35CI, 2.00%, 8/21/2035	AUD	3,649,934	3,283,351
Series 30CI, 2.50%, 9/20/2030	AUD	4,885,632	4,382,226
Series 25CI, 3.00%, 9/20/2025	AUD	6,055,865	5,119,845
			21,878,140
BRAZIL — 7.2%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 5/15/2023	BRL	19,743,025	4,175,722
Series NTNB, 6.00%, 8/15/2024	BRL	28,984,244	6,202,172
Series NTNB, 6.00%, 5/15/2025	BRL	9,299,953	2,000,573
Series NTNB, 6.00%, 8/15/2026	BRL	15,209,298	3,297,673
6.00%, 5/15/2027	BRL	7,749,961	1,682,607
Series NTNB, 6.00%, 8/15/2028	BRL	8,331,208	1,813,446
Series NTNB, 6.00%, 8/15/2030	BRL	11,392,442	2,491,664
Series NTNB, 6.00%, 5/15/2035	BRL	9,493,700	2,091,471
Series NTNB, 6.00%, 8/15/2040	BRL	8,214,894	1,819,405
Series NTNB, 6.00%, 5/15/2045	BRL	12,942,434	2,849,250
Series NTNB, 6.00%, 8/15/2050	BRL	17,437,411	3,851,439
Series NTNB, 6.00%, 5/15/2055	BRL	13,717,430	3,041,970
			35,317,392
CANADA — 4.5%
Canadian Government Real Return Bond:
0.25%, 12/1/2054	CAD	1,690,016	1,246,151
Series CPI, 0.50%, 12/1/2050	CAD	2,905,916	2,322,430
Series CPI, 1.25%, 12/1/2047	CAD	2,945,450	2,746,941
Security Description		Principal Amount	Value
Series CPI, 1.50%, 12/1/2044	CAD	3,392,712	$3,274,121
Series CPI, 2.00%, 12/1/2041	CAD	2,742,728	2,821,932
Series CPI, 3.00%, 12/1/2036	CAD	3,370,832	3,696,918
Series CPI, 4.00%, 12/1/2031	CAD	3,004,272	3,299,180
Series CPI, 4.25%, 12/1/2026	CAD	2,489,180	2,440,992
			21,848,665
CHILE — 4.6%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	983,559,940	1,189,588
Zero Coupon, 10/1/2028	CLP	650,418,670	726,104
Zero Coupon, 10/1/2033	CLP	412,460,620	402,820
1.30%, 3/1/2023	CLP	698,010,280	891,950
1.50%, 3/1/2026	CLP	4,251,517,160	5,353,736
1.90%, 9/1/2030	CLP	2,569,946,940	3,240,572
2.00%, 3/1/2035	CLP	3,297,965,890	4,060,180
2.10%, 7/15/2050	CLP	666,282,540	806,479
Series 30YR, 3.00%, 1/1/2044	CLP	3,886,648,150	5,528,410
Series 20YR, 4.50%, 10/15/2023	CLP	63,455,480	84,463
			22,284,302
COLOMBIA — 4.6%
Colombian TES:
Series UVR, 2.25%, 4/18/2029	COP	9,260,036,520	2,271,354
Series UVR, 3.00%, 3/25/2033	COP	11,801,746,800	2,858,517
Series UVR, 3.30%, 3/17/2027	COP	14,789,530,800	3,945,222
Series UVR, 3.50%, 5/7/2025	COP	8,843,840,640	2,412,692
Series UVR, 3.75%, 2/25/2037	COP	16,641,956,880	4,187,417
Series UVR, 3.75%, 6/16/2049	COP	9,650,542,320	2,346,341
Series UVR, 4.75%, 2/23/2023	COP	6,868,050	1,900
Series UVR, 4.75%, 4/4/2035	COP	15,984,644,400	4,459,189
			22,482,632
FRANCE — 7.7%
French Republic Government Bond OAT:
Series OATI, 0.10%, 3/1/2025	EUR	1,438,083	1,747,292

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series OATE, 0.10%, 3/1/2026 (a)	EUR	1,337,577	$1,665,656
Series OATI, 0.10%, 3/1/2028	EUR	1,941,189	2,443,454
Series OATE, 0.10%, 3/1/2029	EUR	1,801,082	2,320,602
Series OATE, 0.10%, 7/25/2031 (a)	EUR	1,786,190	2,349,907
Series OATI, 0.10%, 3/1/2032	EUR	309,228	403,517
Series OATI, 0.10%, 3/1/2036 (a)	EUR	616,674	829,272
Series OATE, 0.10%, 7/25/2036 (a)	EUR	1,930,418	2,622,562
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,757,792	2,639,167
Series OATE, 0.25%, 7/25/2024	EUR	2,104,452	2,582,228
Series OATE, 0.70%, 7/25/2030 (a)	EUR	1,904,124	2,615,865
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,575,838	2,843,944
Series OATE, 1.85%, 7/25/2027	EUR	3,653,716	5,064,560
Series OATI, 2.10%, 7/25/2023 (a)	EUR	2,327,696	2,826,629
Series OATE, 3.15%, 7/25/2032	EUR	1,626,335	2,794,657
Series OATI, 3.40%, 7/25/2029	EUR	1,048,000	1,656,268
			37,405,580
GERMANY — 4.5%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	3,637,092	4,299,252
Series I/L, 0.10%, 4/15/2026	EUR	4,723,077	5,914,968
Series I/L, 0.10%, 4/15/2033	EUR	932,540	1,296,698
Series I/L, 0.10%, 4/15/2046	EUR	2,268,870	4,013,864
Series I/L, 0.50%, 4/15/2030	EUR	4,755,087	6,545,502
			22,070,284
ISRAEL — 4.4%
Israel Government Bond - CPI Linked:
Series 0726, 0.10%, 7/31/2026	ILS	4,770,513	1,609,956
Series 1131, 0.10%, 11/30/2031	ILS	3,837,151	1,282,616
Series 0529, 0.50%, 5/31/2029	ILS	6,014,994	2,087,330
Series 1151, 0.50%, 11/30/2051	ILS	3,211,702	980,424
Security Description		Principal Amount	Value
Series 1025, 0.75%, 10/31/2025	ILS	7,287,820	$2,499,644
Series 0527, 0.75%, 5/31/2027	ILS	6,546,491	2,291,729
Series 0545, 1.00%, 5/31/2045	ILS	5,331,108	1,893,283
Series 0923, 1.75%, 9/29/2023	ILS	5,475,132	1,834,877
Series 0841, 2.75%, 8/30/2041	ILS	6,103,096	2,852,892
Series 0536, 4.00%, 5/30/2036	ILS	5,484,462	2,769,270
Israel Government Bond - Galil Series 5904, 4.00%, 7/31/2024	ILS	4,480,849	1,612,511
			21,714,532
ITALY — 5.3%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2023	EUR	1,170,526	1,386,181
Series CPI, 0.10%, 5/15/2033 (a)	EUR	1,995,357	2,304,167
Series CPI, 0.15%, 5/15/2051 (a)	EUR	1,213,802	1,342,812
Series CPI, 0.40%, 5/15/2030 (a)	EUR	1,992,186	2,402,491
Series CPI, 0.65%, 5/15/2026	EUR	682,480	836,566
Series CPI, 1.25%, 9/15/2032 (a)	EUR	1,649,355	2,161,171
Series CPI, 1.30%, 5/15/2028 (a)	EUR	1,945,761	2,493,353
Series CPI, 2.35%, 9/15/2024 (a)	EUR	1,548,722	1,969,602
Series CPI, 2.35%, 9/15/2035 (a)	EUR	1,743,568	2,630,633
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,778,407	2,980,921
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,482,042	3,077,963
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,663,503	2,281,749
			25,867,609
JAPAN — 4.3%
Japanese Government CPI Linked Bond:
Series 26, 0.01%, 3/10/2031	JPY	252,920,000	2,212,277
Series 18, 0.10%, 3/10/2024	JPY	127,243,700	1,079,299
Series 19, 0.10%, 9/10/2024	JPY	225,641,000	1,926,207
Series 20, 0.10%, 3/10/2025	JPY	494,415,900	4,232,241

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 21, 0.10%, 3/10/2026	JPY	308,607,760	$2,663,040
Series 22, 0.10%, 3/10/2027	JPY	196,364,163	1,727,552
Series 23, 0.10%, 3/10/2028	JPY	331,118,200	2,883,122
Series 24, 0.10%, 3/10/2029	JPY	385,920,968	3,373,434
Series 25, 0.20%, 3/10/2030	JPY	118,093,220	1,055,566
			21,152,738
MEXICO — 4.6%
Mexican Udibonos:
Series S, 2.75%, 11/27/2031	MXN	24,262,881	1,121,626
Series S, 3.50%, 11/16/2023	MXN	40,558,846	2,044,213
Series S, 4.00%, 11/30/2028	MXN	64,821,726	3,317,701
Series S, 4.00%, 11/15/2040	MXN	71,702,255	3,649,545
Series S, 4.00%, 11/8/2046	MXN	70,977,980	3,620,119
Series S, 4.00%, 11/3/2050	MXN	45,628,701	2,327,677
Series S, 4.50%, 12/4/2025	MXN	76,699,674	3,981,637
Series S, 4.50%, 11/22/2035	MXN	43,745,612	2,344,608
			22,407,126
NEW ZEALAND — 2.5%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	4,146,457	3,071,145
Series 0935, 2.50%, 9/20/2035	NZD	3,668,499	2,996,390
Series 0940, 2.50%, 9/20/2040	NZD	3,493,815	2,930,340
Series 0930, 3.00%, 9/20/2030	NZD	3,737,351	3,045,982
			12,043,857
SOUTH AFRICA — 4.7%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	29,296,806	1,818,219
Series 2033, 1.88%, 2/28/2033	ZAR	26,523,779	1,476,629
Series 2025, 2.00%, 1/31/2025	ZAR	52,468,386	3,555,430
Series 2038, 2.25%, 1/31/2038	ZAR	50,548,810	2,722,666
Series 2046, 2.50%, 3/31/2046	ZAR	52,015,222	2,699,511
Security Description		Principal Amount	Value
Series 2050, 2.50%, 12/31/2050	ZAR	67,123,338	$3,359,139
Series R210, 2.60%, 3/31/2028	ZAR	28,789,037	1,942,106
Series R202, 3.45%, 12/7/2033	ZAR	34,477,087	2,244,501
Series R197, 5.50%, 12/7/2023	ZAR	41,621,219	3,049,347
			22,867,548
SOUTH KOREA — 0.8%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	1,567,345,680	1,325,379
Series 3006, 1.13%, 6/10/2030	KRW	1,700,400,000	1,417,776
Series 2806, 1.75%, 6/10/2028	KRW	1,407,485,800	1,239,261
			3,982,416
SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	1,556,640	1,876,375
0.65%, 11/30/2027 (a)	EUR	3,401,121	4,352,767
0.70%, 11/30/2033 (a)	EUR	3,745,665	4,981,926
1.00%, 11/30/2030 (a)	EUR	3,957,228	5,335,040
1.80%, 11/30/2024 (a)	EUR	4,469,624	5,708,554
			22,254,662
SWEDEN — 3.7%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	28,888,037	3,371,308
Series 3113, 0.13%, 12/1/2027	SEK	20,859,959	2,480,175
Series 3114, 0.13%, 6/1/2030 (a)	SEK	12,925,834	1,584,736
Series 3111, 0.13%, 6/1/2032 (a)	SEK	19,914,747	2,538,514
Series 3109, 1.00%, 6/1/2025 (a)	SEK	34,526,723	4,100,627
Series 3104, 3.50%, 12/1/2028 (a)	SEK	26,892,096	3,947,113
			18,022,473
TURKEY — 5.1%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	21,772,123	1,899,974
1.50%, 6/18/2025	TRY	24,322,790	2,344,347
Series CPI, 2.00%, 9/18/2024	TRY	11,810,274	1,095,224
Series CPI, 2.00%, 4/16/2025	TRY	17,199,643	1,647,534

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description		Principal Amount	Value
2.36%, 1/29/2025	TRY	9,212,002	$882,443
Series CPI, 2.40%, 5/8/2024	TRY	8,050,700	719,101
Series CPI, 2.70%, 1/14/2026	TRY	21,150,343	1,936,323
Series CPI, 2.80%, 11/8/2023	TRY	14,309,996	1,283,123
Series CPI, 2.90%, 7/7/2027	TRY	28,219,241	2,732,215
Series CPI, 2.90%, 1/12/2028	TRY	14,560,339	1,427,731
Series CPI, 3.00%, 8/2/2023	TRY	15,678,896	1,389,838
Series CPI, 3.00%, 5/28/2031	TRY	18,083,451	1,925,276
3.20%, 11/6/2024	TRY	5,376,209	513,210
Series CPI, 3.30%, 6/28/2028	TRY	30,854,811	3,113,980
4.10%, 6/5/2024	TRY	5,067,908	476,953
Series CPI, 4.20%, 1/10/2024	TRY	14,319,254	1,298,700
			24,685,972
UNITED KINGDOM — 21.0%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	2,664,328	3,858,542
Series 3MO, 0.13%, 3/22/2026	GBP	1,851,522	2,813,279
Series 3MO, 0.13%, 8/10/2028	GBP	2,798,890	4,518,374
Series 3MO, 0.13%, 3/22/2029	GBP	2,074,101	3,384,718
Series 3MO, 0.13%, 8/10/2031	GBP	1,244,380	2,143,373
Series 3MO, 0.13%, 11/22/2036	GBP	1,954,939	3,718,153
Series 3MO, 0.13%, 3/22/2039	GBP	428,276	840,703
Series 3MO, 0.13%, 8/10/2041	GBP	1,644,909	3,378,883
Series 3MO, 0.13%, 3/22/2044	GBP	1,670,913	3,531,673
Series 3MO, 0.13%, 3/22/2046	GBP	2,649,660	5,781,050
Series 3MO, 0.13%, 8/10/2048	GBP	1,173,482	2,669,271
Series 3MO, 0.13%, 3/22/2051	GBP	486,095	1,148,894
Series 3MO, 0.13%, 11/22/2056	GBP	1,277,361	3,295,343
Series 3MO, 0.13%, 3/22/2058	GBP	1,173,274	3,093,477
Series 3MO, 0.13%, 11/22/2065	GBP	975,913	2,947,862
Security Description		Principal Amount	Value
Series 3MO, 0.13%, 3/22/2068	GBP	1,590,414	$5,113,699
Series 3MO, 0.25%, 3/22/2052	GBP	1,640,675	4,056,437
Series 3MO, 0.38%, 3/22/2062	GBP	1,380,839	4,133,265
Series 3MO, 0.50%, 3/22/2050	GBP	2,158,687	5,441,804
Series 3MO, 0.63%, 3/22/2040	GBP	2,347,648	5,033,993
Series 3MO, 0.63%, 11/22/2042	GBP	1,465,423	3,317,650
Series 3MO, 0.75%, 3/22/2034	GBP	1,730,585	3,315,965
Series 3MO, 0.75%, 11/22/2047	GBP	1,399,169	3,537,258
Series 3MO, 1.13%, 11/22/2037	GBP	2,152,145	4,707,837
Series 3MO, 1.25%, 11/22/2027	GBP	1,882,625	3,172,787
Series 3MO, 1.25%, 11/22/2032	GBP	1,536,155	2,998,717
Series 3MO, 1.25%, 11/22/2055	GBP	1,454,617	4,735,175
Series 8MO, 2.00%, 1/26/2035	GBP	1,041,028	2,347,433
Series 8MO, 2.50%, 7/17/2024	GBP	1,367,670	2,145,892
Series 8MO, 4.13%, 7/22/2030	GBP	697,927	1,559,879
			102,741,386
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $471,234,676)			481,027,314
TOTAL INVESTMENTS — 98.6% (Cost $471,234,676)			481,027,314
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%			7,015,257
NET ASSETS — 100.0%			$488,042,571
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.3% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$481,027,314	$—	$481,027,314
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.9%
ALABAMA — 0.6%
Alabama Public School & College Authority Revenue Series A, 5.00%, 11/1/2028	$545,000	$638,132
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2024	100,000	107,139
Series A, 5.00%, 9/1/2025	1,025,000	1,125,729
Series A, 5.00%, 9/1/2029	525,000	599,675
Series A, 5.00%, 9/1/2030	190,000	217,025
Series A, 5.00%, 9/1/2036	2,310,000	2,615,411
Series B, 5.00%, 9/1/2025	465,000	510,697
Series B, 5.00%, 9/1/2026	500,000	559,767
Alabama, Public School and College Authority Revenue:
Series A, 4.00%, 11/1/2040	1,465,000	1,595,045
Series A, 5.00%, 11/1/2022	730,000	745,377
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	123,414
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	319,115
Series A, 5.00%, 6/1/2027	195,000	217,146
Series A, 5.00%, 6/1/2028	260,000	289,528
Series A, 5.00%, 6/1/2037	2,310,000	2,640,251
Series A, 5.00%, 6/1/2038	1,455,000	1,661,055
Series A, 5.00%, 6/1/2043	2,595,000	2,943,488
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	249,995
Series A, 4.00%, 1/1/2038	145,000	153,773
Series A, 5.00%, 1/1/2032	100,000	113,262
Series A, 5.00%, 1/1/2042	255,000	275,859
Series B, 3.00%, 1/1/2043	165,000	172,273
Series B, 4.00%, 1/1/2036	250,000	272,505
Series B, 5.00%, 1/1/2030	750,000	851,278
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	353,358
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	1,290,000	1,332,358
Jefferson, AL, Revenue:
4.00%, 9/15/2036	2,500,000	2,667,084
5.00%, 9/15/2023	1,635,000	1,711,317
Montgomery, AL, Water Works & Sanitary Sewer Board Revenue Series A, 4.00%, 9/1/2044	740,000	794,986
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	755,000	848,737
University of Alabama, AL, General Revenue:
Series A, 4.00%, 7/1/2035	500,000	546,043
Security Description	Principal Amount	Value
Series B, 3.00%, 7/1/2034	$1,050,000	$1,064,203
		28,315,025
ALASKA — 0.0% (a)
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	97,946
Series B, 5.00%, 8/1/2026	245,000	268,612
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	279,746
Series B, 5.00%, 5/1/2037	500,000	558,987
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	234,917
		1,440,208
ARIZONA — 1.1%
Arizona Board of Regents Authority Revenue:
Series A, 4.00%, 7/1/2042	1,290,000	1,389,199
Series A, 5.00%, 7/1/2036	625,000	739,690
Series A, 5.00%, 7/1/2041	750,000	881,149
Series A, 5.00%, 7/1/2043	710,000	829,137
Series C, 5.00%, 7/1/2028	1,000,000	1,162,036
Series C, 5.00%, 7/1/2029	1,750,000	2,067,153
Series C, 5.00%, 7/1/2030	1,500,000	1,796,840
Arizona State Transportation Board Revenue 5.00%, 7/1/2025	200,000	218,496
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2028	205,000	228,628
5.00%, 6/1/2029	420,000	468,054
5.00%, 6/1/2032	385,000	427,265
5.00%, 6/1/2033	270,000	299,527
5.00%, 6/1/2038	230,000	255,056
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2024	170,000	179,290
5.00%, 1/1/2039	525,000	597,927
Series A, 5.00%, 1/1/2029	575,000	650,143
Series A, 5.00%, 12/1/2034	300,000	325,451
Arizona, State Certificate Participation 5.00%, 9/1/2022	100,000	101,596
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2027	310,000	347,027
5.00%, 7/1/2028	395,000	440,647
5.00%, 7/1/2031	350,000	372,026
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2023	415,000	431,827
5.00%, 7/1/2024	125,000	133,377

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	$3,000,000	$3,505,390
Series B, 5.00%, 7/1/2042	2,990,000	3,378,097
Series C, 5.00%, 7/1/2042	390,000	432,893
Series D, 5.00%, 7/1/2041	200,000	217,839
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	150,000	167,722
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	161,242
City of Bullhead AZ Excise Taxes Revenue 2.55%, 7/1/2046	750,000	609,774
City of Mesa AZ Utility System Revenue:
3.00%, 7/1/2044	1,665,000	1,604,846
5.00%, 7/1/2045	750,000	886,432
Maricopa County, AZ, Special Health Care District, General Obligation:
4.00%, 7/1/2038	430,000	462,317
5.00%, 7/1/2029	730,000	860,164
Series D, 4.00%, 7/1/2035	1,665,000	1,828,583
Maricopa, AZ, Community College District, General Obligation 5.00%, 7/1/2023	230,000	239,500
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation:
5.00%, 7/1/2030	510,000	578,891
5.00%, 7/1/2036	900,000	1,015,397
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2024	160,000	170,541
5.00%, 7/1/2026	100,000	111,599
5.00%, 7/1/2029	455,000	508,364
5.00%, 7/1/2045	2,860,000	3,380,259
Series A, 5.00%, 7/1/2026	235,000	257,198
Series A, 5.00%, 7/1/2037	390,000	449,376
Series A, 5.00%, 7/1/2040	855,000	1,007,925
Series B, 5.00%, 7/1/2024	3,000,000	3,201,051
Series B, 5.00%, 7/1/2026	55,000	58,686
Series B, 5.00%, 7/1/2037	500,000	558,125
Phoenix, AZ, General Obligation:
4.00%, 7/1/2026	460,000	496,737
5.00%, 7/1/2025	205,000	224,296
5.00%, 7/1/2026	300,000	336,092
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	107,270
Security Description	Principal Amount	Value
Salt River Project Electric System Revenue Series A, 5.00%, 1/1/2027	$1,500,000	$1,698,924
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	200,000	209,487
State of Arizona Lottery Revenue 5.00%, 7/1/2025	4,050,000	4,429,881
Town of Queen Creek AZ Excise Tax Revenue 4.00%, 8/1/2045	7,385,000	7,978,187
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	542,764
		56,017,390
ARKANSAS — 0.3%
Arkansas, State General Obligation 5.00%, 6/15/2022	700,000	705,654
City of Rogers AR Sales & Use Tax Authority, Revenue Series B, 3.88%, 11/1/2039	350,000	370,340
Fayetteville,AZ,Capital Improvement Corp., Sales & Tax Revenue Series A, 5.00%, 11/1/2026	570,000	639,047
Little Rock School District, General Obligation:
Series A, 2.00%, 2/1/2038	6,865,000	5,784,052
Series A, 2.00%, 2/1/2039	5,000,000	4,151,221
Series A, 2.25%, 2/1/2044	1,310,000	1,059,986
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	1,170,000	1,231,775
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	523,654
		14,465,729
CALIFORNIA — 19.0%
Alameda, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2039	500,000	541,802
Series D, 2.00%, 8/1/2043	1,400,000	1,039,859
Anaheim Housing & Public Improvements Authority Series B, 5.00%, 10/1/2034	800,000	826,028
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,311,348
Antelope Valley Community College District, General Obligation 4.00%, 8/1/2045	10,150,000	10,926,360
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	372,368

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 8/1/2037	$240,000	$243,760
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2025	150,000	164,949
Bay Area, CL, Toll Authority Revenue:
VRN, 2.00%, 4/1/2056 (b)	1,000,000	967,851
4.00%, 4/1/2038	540,000	575,107
Beverly Hills, CA, Unified School District, General Obligation Series A, 3.00%, 8/1/2040	785,000	753,125
California Educational Facilities Authority Revenue 5.00%, 10/1/2041	525,000	580,827
California Infrastructure & Economic Development Bank Revenue 4.00%, 4/1/2025	1,000,000	1,060,258
California State Public Works Board Revenue:
3.00%, 5/1/2032	655,000	663,567
4.00%, 11/1/2035	500,000	546,537
4.00%, 11/1/2038	500,000	542,915
5.00%, 9/1/2029	530,000	600,757
Series A, 5.00%, 2/1/2026	1,000,000	1,104,600
Series B, 4.00%, 5/1/2037	850,000	921,178
Series B, 4.00%, 5/1/2038	670,000	724,886
Series B, 4.00%, 5/1/2040	1,750,000	1,882,796
Series B, 4.00%, 5/1/2046	800,000	850,525
Series B, 5.00%, 5/1/2025	950,000	1,031,293
Series B, 5.00%, 10/1/2025	750,000	822,190
Series B, 5.00%, 10/1/2027	1,790,000	2,044,680
Series B, 5.00%, 5/1/2028	1,245,000	1,437,058
Series B, 5.00%, 10/1/2028	1,300,000	1,479,918
Series C, 5.00%, 11/1/2031	6,855,000	8,039,632
Series C, 5.00%, 11/1/2032	975,000	1,139,490
Series C, 5.00%, 11/1/2034	2,580,000	3,007,768
Series C, 5.00%, 11/1/2044	800,000	918,261
Series D, 5.00%, 11/1/2046	650,000	761,461
California State University Revenue 5.00%, 11/1/2025	520,000	573,594
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (b)	350,000	349,201
2.13%, 4/1/2053 (b)	575,000	573,133
4.00%, 4/1/2034	555,000	594,576
5.00%, 4/1/2023	535,000	552,836
5.00%, 4/1/2024	250,000	265,312
Series A, 2.63%, 4/1/2045 (b)	10,260,000	10,379,828
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	132,345
Series A, 2.95%, 4/1/2047 (b)	1,225,000	1,251,355
Security Description	Principal Amount	Value
California, East Bay Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2030	$5,000,000	$5,714,179
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	325,385
5.00%, 10/1/2026	150,000	169,256
5.00%, 10/1/2028	490,000	546,276
5.00%, 10/1/2029	115,000	133,647
5.00%, 11/1/2030	7,100,000	8,589,829
5.00%, 10/1/2031	410,000	463,727
5.00%, 10/1/2032	285,000	322,059
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,251,184
Series A, 5.00%, 6/1/2042	1,525,000	1,730,354
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	330,000	372,470
Series AW, 5.00%, 12/1/2029	785,000	885,655
Series AW, 5.00%, 12/1/2032	255,000	289,030
Series AX, 5.00%, 12/1/2028	665,000	766,367
Series AX, 5.00%, 12/1/2029	300,000	345,557
Series AX, 5.00%, 12/1/2032	100,000	115,013
Series BA, 5.00%, 12/1/2022	740,000	757,978
Series BB, 5.00%, 12/1/2035	1,580,000	1,906,023
California, State General Obligation:
3.00%, 3/1/2026	1,170,000	1,215,125
3.00%, 3/1/2028	525,000	551,538
3.00%, 10/1/2034	7,545,000	7,471,214
3.00%, 10/1/2035	1,740,000	1,719,127
3.00%, 11/1/2035	850,000	839,644
3.00%, 10/1/2036	2,670,000	2,631,716
3.00%, 10/1/2037	13,510,000	13,292,975
3.00%, 11/1/2041	1,300,000	1,259,425
3.00%, 12/1/2046	1,600,000	1,481,839
3.50%, 8/1/2027	875,000	938,710
4.00%, 4/1/2023	1,125,000	1,152,042
4.00%, 11/1/2023	160,000	165,686
4.00%, 10/1/2024	250,000	262,682
4.00%, 9/1/2025	250,000	266,798
4.00%, 3/1/2029	550,000	615,636
4.00%, 8/1/2033	205,000	217,533
4.00%, 10/1/2034	500,000	543,997
4.00%, 11/1/2035	500,000	536,390
4.00%, 3/1/2036	2,300,000	2,502,231
4.00%, 10/1/2036	3,805,000	4,142,396
4.00%, 11/1/2036	30,000	32,151
4.00%, 10/1/2037	2,600,000	2,817,160
4.00%, 11/1/2037	500,000	546,581
4.00%, 11/1/2038	510,000	556,618
4.00%, 11/1/2039	8,145,000	8,875,392

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/2041	$645,000	$703,149
4.00%, 10/1/2044	2,330,000	2,487,104
5.00%, 8/1/2022	100,000	101,319
5.00%, 9/1/2022	250,000	254,022
5.00%, 11/1/2022	1,110,000	1,134,029
5.00%, 8/1/2023	600,000	626,331
5.00%, 9/1/2023	175,000	183,103
5.00%, 11/1/2023	1,395,000	1,466,157
5.00%, 4/1/2024	13,265,000	14,074,767
5.00%, 8/1/2024	325,000	347,840
5.00%, 9/1/2024	435,000	466,588
5.00%, 10/1/2024	600,000	644,970
5.00%, 4/1/2025	1,585,000	1,725,413
5.00%, 8/1/2025	455,000	499,466
5.00%, 9/1/2025	235,000	258,502
5.00%, 10/1/2025	5,000,000	5,511,425
5.00%, 3/1/2026	110,000	119,464
5.00%, 8/1/2026	3,740,000	4,195,429
5.00%, 10/1/2026	5,200,000	5,827,444
5.00%, 12/1/2026	3,000,000	3,397,496
5.00%, 4/1/2027	4,300,000	4,904,954
5.00%, 8/1/2027	6,740,000	7,678,272
5.00%, 9/1/2027	5,040,000	5,782,073
5.00%, 10/1/2027	670,000	746,949
5.00%, 11/1/2027	180,000	207,639
5.00%, 8/1/2028	1,970,000	2,216,337
5.00%, 9/1/2028	10,000,000	11,696,293
5.00%, 10/1/2028	3,645,000	4,278,535
5.00%, 11/1/2028	1,210,000	1,422,438
5.00%, 4/1/2029	5,525,000	6,547,105
5.00%, 8/1/2029	765,000	852,138
5.00%, 9/1/2029	760,000	853,229
5.00%, 10/1/2029	7,365,000	8,539,079
5.00%, 3/1/2030	2,840,000	3,405,484
5.00%, 8/1/2030	500,000	559,434
5.00%, 9/1/2030	1,455,000	1,630,876
5.00%, 10/1/2030	650,000	772,274
5.00%, 11/1/2030	500,000	573,370
5.00%, 4/1/2031	3,345,000	3,976,285
5.00%, 9/1/2031	1,060,000	1,186,233
5.00%, 3/1/2032	280,000	303,593
5.00%, 4/1/2032	4,600,000	5,561,898
5.00%, 8/1/2032	300,000	334,607
5.00%, 10/1/2032	1,250,000	1,505,234
5.00%, 11/1/2032	1,650,000	1,976,769
5.00%, 3/1/2033	2,000,000	2,365,167
5.00%, 4/1/2033	3,500,000	4,073,083
5.00%, 8/1/2033	860,000	957,703
5.00%, 9/1/2034	290,000	322,984
5.00%, 10/1/2034	155,000	166,108
5.00%, 11/1/2034	1,175,000	1,378,975
5.00%, 3/1/2035	2,815,000	3,321,100
5.00%, 8/1/2035	2,165,000	2,427,349
5.00%, 9/1/2035	740,000	822,852
5.00%, 10/1/2035	435,000	479,680
Security Description	Principal Amount	Value
5.00%, 4/1/2036	$1,550,000	$1,798,683
5.00%, 8/1/2036	2,995,000	3,364,773
5.00%, 11/1/2036	1,150,000	1,325,925
5.00%, 10/1/2037	90,000	96,382
5.00%, 11/1/2037	1,530,000	1,734,743
5.00%, 10/1/2039	4,945,000	5,684,781
5.00%, 11/1/2039	1,905,000	2,190,150
5.00%, 4/1/2045	1,520,000	1,739,684
Series B, 5.00%, 8/1/2024	150,000	160,541
Series C, 5.00%, 9/1/2034	155,000	169,910
Campbell Union High School District, General Obligation:
Series B, 4.00%, 8/1/2037	500,000	541,890
Series B, 5.00%, 8/1/2036	150,000	168,756
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (c)	100,000	104,069
Cerritos, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	250,000	268,332
Chabot-Las Positas, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2042	500,000	539,252
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	10,000,000	10,620,359
Chino Valley Unified School District, General Obligation Series B, 4.00%, 8/1/2045	2,500,000	2,691,222
City & County of San Francisco CA:
COPs, 3.00%, 4/1/2032	790,000	809,194
COPs, 4.00%, 4/1/2035	2,150,000	2,300,182
COPs, 4.00%, 4/1/2046	500,000	525,800
City & County of San Francisco CA, General Obligation 4.00%, 6/15/2042	6,425,000	6,932,051
City of Concord CA COPs, 2.13%, 4/1/2041	1,500,000	1,209,296
City of Los Angeles CA Wastewater System Revenue Series A, 5.00%, 6/1/2043	1,335,000	1,519,163
City of Los Angeles Department of Airports:
Series B, 5.00%, 5/15/2034	600,000	703,813
Series B, 5.00%, 5/15/2036	760,000	895,138
City of Los Angeles Department of Airports Revenue:
5.00%, 5/15/2037	775,000	897,974
Series B, 5.00%, 5/15/2032	750,000	893,498
Series B, 5.00%, 5/15/2045	1,120,000	1,291,991
City of San Jose, CA, General Obligation Series A-1, 5.00%, 9/1/2041	620,000	713,270

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Coast Community College District, General Obligation Series F, 0.01%, 8/1/2040	$1,875,000	$980,941
Coast, TX, Community College District, General Obligation Series F, 3.00%, 8/1/2038	500,000	485,261
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 4.00%, 3/1/2033	4,100,000	4,624,533
Series B, 5.00%, 3/1/2028	3,000,000	3,420,466
Contra Costa, Community College District, General Obligation:
Series C, 2.00%, 8/1/2039	1,000,000	803,727
Series C, 3.00%, 8/1/2035	1,700,000	1,714,030
Series C, 3.00%, 8/1/2036	1,800,000	1,799,721
Series C, 3.00%, 8/1/2037	2,015,000	1,987,690
Coronado, Community Development Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2026	7,165,000	7,873,813
Series A, 5.00%, 9/1/2033	5,010,000	5,463,610
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	159,972
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	399,616
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2035	535,000	609,730
Series A, 5.00%, 6/1/2044	735,000	850,622
Series B, 5.00%, 6/1/2034	690,000	787,105
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	139,803
Eastern Municipal Water District Financing Authority Series A, 4.00%, 7/1/2037	600,000	662,327
Eastern, CA, Municipal Water District Financing Authority Revenue:
5.00%, 7/1/2032	230,000	251,626
Series A, 4.00%, 7/1/2038	800,000	879,239
Series B, 5.00%, 7/1/2032	230,000	255,690
Eastern, CA, Municipal Water District Revenue Series A, 5.00%, 7/1/2045	315,000	347,630
El Dorado, CA, Irrigation District, Water Agency Series A, 4.00%, 3/1/2045	8,010,000	8,595,517
Security Description	Principal Amount	Value
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	$390,000	$434,553
Series C, 5.00%, 3/1/2035	570,000	635,116
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	764,134
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	114,465
Series A, 5.00%, 10/1/2031	340,000	386,707
Series A, 5.00%, 10/1/2032	250,000	284,009
Foothill-De Anza Community College District, General Obligation:
5.00%, 8/1/2027	230,000	252,478
5.00%, 8/1/2028	140,000	153,350
Fresno Unified School District, General Obligation 4.00%, 8/1/2045	600,000	643,815
Grossmont-Cuyamaca Community College District, General Obligation 4.00%, 8/1/2046	800,000	865,804
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	110,252
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	215,482
Local Public Schools Funding Authority School Improvement District No 2016-1 Series A, 3.00%, 8/1/2046	500,000	444,934
Lodi Unified School District/CA,General Obligation Series 2020, 3.00%, 8/1/2043	1,240,000	1,147,252
Long Beach, CA, Community College District, General Obligation:
Series G, 5.00%, 8/1/2026	3,335,000	3,753,481
Series G, 5.00%, 8/1/2027	1,600,000	1,839,588
Series J, 4.00%, 8/1/2034	500,000	536,847
Long Beach, CA, Unified School District, General Obligation Series B, 5.00%, 8/1/2022	590,000	597,588
LOS ANGELES CA DEPT WTR PWR LOSUTL 07/34 FIXED 5 5.00%, 7/1/2034	850,000	994,789
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue:
5.00%, 6/1/2026	525,000	586,844
5.00%, 6/1/2033	550,000	619,374

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles County Public Works Financing Authority Revenue 4.00%, 12/1/2043	$2,000,000	$2,150,881
Los Angeles County, CA, Department of Water & Power Revenue:
5.00%, 7/1/2039	700,000	836,222
Series B, 5.00%, 7/1/2046	1,495,000	1,751,866
Los Angeles Department of Water & Power Power System Revenue Series A, 5.00%, 7/1/2045	1,115,000	1,275,283
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	529,093
5.00%, 8/1/2036	430,000	481,113
Series A, 5.00%, 8/1/2026	215,000	230,160
Series J, 4.00%, 8/1/2036	1,650,000	1,767,433
Series J, 4.00%, 8/1/2039	480,000	512,726
Los Angeles, CA, Department of Airports Revenue:
5.00%, 5/15/2039	815,000	941,665
5.00%, 5/15/2040	3,090,000	3,565,330
Series B, 4.00%, 5/15/2039	675,000	725,522
Series B, 4.00%, 5/15/2040	700,000	751,275
Series B, 5.00%, 5/15/2037	850,000	998,608
Series C, 5.00%, 5/15/2028	525,000	605,425
Series C, 5.00%, 5/15/2038	465,000	503,499
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,154,611
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	3,747,643
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2044	1,800,000	2,030,716
Los Angeles, CA, Department of Water & Power Revenue:
5.00%, 7/1/2045	1,250,000	1,478,505
Series A, 5.00%, 7/1/2024	250,000	266,925
Series A, 5.00%, 7/1/2027	510,000	583,504
Series A, 5.00%, 7/1/2028	250,000	282,188
Series A, 5.00%, 7/1/2030	520,000	559,787
Series A, 5.00%, 7/1/2031	4,980,000	5,604,428
Series A, 5.00%, 7/1/2032	715,000	808,661
Series A, 5.00%, 7/1/2036	3,675,000	4,146,012
Series A, 5.00%, 7/1/2037	910,000	1,052,650
Series A, 5.00%, 7/1/2038	570,000	627,139
Series B, 5.00%, 1/1/2024	835,000	879,183
Series B, 5.00%, 7/1/2025	100,000	109,347
Series B, 5.00%, 7/1/2028	320,000	353,534
Series B, 5.00%, 7/1/2029	100,000	110,290
Series B, 5.00%, 7/1/2031	4,000,000	4,655,650
Series B, 5.00%, 7/1/2032	3,290,000	3,824,120
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2033	$1,500,000	$1,741,057
Series B, 5.00%, 7/1/2034	555,000	610,636
Series B, 5.00%, 7/1/2036	100,000	110,100
Series B, 5.00%, 7/1/2037	100,000	111,821
Series B, 5.00%, 7/1/2040	4,305,000	5,061,014
Series B, 5.00%, 7/1/2042	230,000	252,101
Series B, 5.00%, 7/1/2043	3,700,000	4,202,384
Series C, 5.00%, 7/1/2036	850,000	993,008
Series C, 5.00%, 7/1/2040	500,000	589,430
Series C, 5.00%, 7/1/2042	595,000	668,170
Series D, 5.00%, 7/1/2030	305,000	324,955
Series D, 5.00%, 7/1/2032	180,000	191,695
Series D, 5.00%, 7/1/2044	1,385,000	1,588,175
Series E, 5.00%, 7/1/2039	310,000	329,649
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	595,000	619,650
Los Angeles, CA, Facilities, Inc. Revenue:
5.00%, 12/1/2043	720,000	835,809
Series A, 5.00%, 12/1/2033	250,000	293,455
Series A, 5.00%, 12/1/2035	1,405,000	1,646,276
Series A, 5.00%, 12/1/2037	1,165,000	1,363,487
Series A, 5.00%, 12/1/2038	1,925,000	2,250,122
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
4.00%, 6/1/2035	6,550,000	7,171,918
4.00%, 6/1/2036	855,000	932,050
4.00%, 6/1/2039	6,500,000	7,123,110
5.00%, 6/1/2024	12,415,000	13,220,941
5.00%, 6/1/2034	970,000	1,090,345
Series A, 4.00%, 6/1/2034	110,000	117,189
Series A, 5.00%, 6/1/2023	510,000	529,918
Series A, 5.00%, 7/1/2023	325,000	338,505
Series A, 5.00%, 7/1/2024	2,000,000	2,137,679
Series A, 5.00%, 6/1/2026	100,000	112,034
Series A, 5.00%, 6/1/2029	250,000	279,874
Series A, 5.00%, 7/1/2030	100,000	113,561
Series A, 5.00%, 7/1/2032	605,000	684,166
Series A, 5.00%, 6/1/2033	350,000	389,012
Series A, 5.00%, 6/1/2034	245,000	272,102
Series A, 5.00%, 6/1/2037	405,000	448,951
Series A, 5.00%, 7/1/2037	1,600,000	1,838,585
Series A, 5.00%, 7/1/2038	2,775,000	3,109,008
Series A, 5.00%, 7/1/2039	5,625,000	6,786,317
Series A, 5.00%, 7/1/2040	5,500,000	6,624,733
Series A, 5.00%, 7/1/2041	1,100,000	1,230,680
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 12/1/2038	3,975,000	4,347,826
5.00%, 12/1/2032	550,000	660,714
5.00%, 12/1/2045	3,200,000	3,725,456
Series D, 4.00%, 12/1/2034	215,000	226,581
Series D, 4.00%, 12/1/2036	665,000	698,913

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 12/1/2029	$100,000	$110,340
Series D, 5.00%, 12/1/2030	330,000	363,755
Series E-1, 5.00%, 12/1/2044	500,000	585,903
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	109,909
Los Angeles, CA, Unified School District, General Obligation:
4.00%, 7/1/2040	525,000	562,399
4.00%, 7/1/2044	1,365,000	1,451,779
5.00%, 7/1/2025	4,690,000	5,123,730
5.00%, 7/1/2027	750,000	856,493
5.00%, 7/1/2035	2,515,000	3,041,893
Series A, 3.50%, 7/1/2036	160,000	163,944
Series A, 4.00%, 7/1/2028	500,000	552,630
Series A, 5.00%, 7/1/2023	315,000	327,931
Series A, 5.00%, 7/1/2024	8,810,000	9,400,421
Series A, 5.00%, 7/1/2026	265,000	296,309
Series A, 5.00%, 7/1/2027	770,000	879,332
Series A, 5.00%, 7/1/2028	505,000	587,468
Series A, 5.00%, 7/1/2029	710,000	840,756
Series A, 5.00%, 7/1/2030	3,905,000	4,659,859
Series A, 5.00%, 7/1/2031	5,000,000	5,886,284
Series B, 3.00%, 7/1/2031	520,000	528,172
Series B-1, 5.00%, 7/1/2027	485,000	553,865
Series B-1, 5.00%, 7/1/2029	250,000	287,100
Series B-1, 5.00%, 7/1/2032	5,300,000	6,074,978
Series B-1, 5.00%, 7/1/2033	255,000	291,928
Series B-1, 5.00%, 7/1/2034	270,000	308,822
Series B-1, 5.00%, 7/1/2036	1,000,000	1,142,113
Series B-1, 5.00%, 7/1/2037	500,000	570,714
Series C, 3.00%, 7/1/2035	850,000	842,044
Series C, 3.00%, 7/1/2038	2,885,000	2,691,957
Series C, 3.00%, 7/1/2045	3,195,000	2,838,041
Series C, 4.00%, 7/1/2035	800,000	867,959
Series C, 4.00%, 7/1/2037	515,000	554,224
Series C, 5.00%, 7/1/2026	800,000	894,518
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	271,449
Series B, 5.00%, 6/1/2039	240,000	269,529
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	267,688
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	327,198
Metropolitan Water District of Southern California Revenue:
5.00%, 1/1/2039	3,160,000	3,696,310
5.00%, 10/1/2040	1,650,000	1,980,807
Series A, 2.25%, 7/1/2024	845,000	852,573
Series A, 2.50%, 7/1/2025	250,000	254,008
Series A, 5.00%, 7/1/2024	5,000,000	5,345,338
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2034	$140,000	$153,823
Series A, 5.00%, 10/1/2040	775,000	910,856
Series A, 5.00%, 10/1/2046	4,100,000	4,872,638
Series B, 4.00%, 10/1/2023	2,390,000	2,471,309
Series B, 4.00%, 10/1/2024	1,500,000	1,578,342
Series B, 4.00%, 10/1/2025	730,000	781,678
Series B, 5.00%, 8/1/2023	1,195,000	1,244,173
Series B, 5.00%, 8/1/2024	150,000	160,121
Series C, 5.00%, 7/1/2039	900,000	1,069,162
Series C, 5.00%, 7/1/2040	1,455,000	1,725,928
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	240,000	195,242
0.01%, 8/1/2027	205,000	179,085
0.01%, 8/1/2030	525,000	411,660
Mount San, Antonio Community College District, General Obligation:
Series A, 5.00%, 8/1/2041	505,000	593,219
Series E, 0.01%, 8/1/2045	2,155,000	863,298
Mountain, CA, View Los Altos Union High School District, General Obligation:
Series A, 4.00%, 8/1/2034	1,245,000	1,330,081
Series B, 3.00%, 8/1/2022	575,000	578,714
Municipal Improvement Corp. of Los Angeles Revenue:
5.00%, 11/1/2028	700,000	819,619
Series A, 5.00%, 11/1/2026	500,000	563,820
Series B, 5.00%, 11/1/2036	560,000	625,508
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	52,938
Zero Coupon, 8/1/2043	5,000,000	2,203,351
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	6,705,000	7,207,283
Novato Unified School District Series C, 2.38%, 8/1/2045	750,000	594,018
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2023 (c)	100,000	104,402
5.00%, 8/1/2025 (c)	150,000	164,304
Series A, 5.00%, 8/1/2030	175,000	190,980
Series A, 5.00%, 8/1/2031	150,000	164,253
Series A, 5.00%, 8/1/2032	150,000	164,253
Orange County Local Transportation Authority Revenue 5.00%, 2/15/2039	920,000	1,077,158
Orange County Transportation Authority Revenue 5.00%, 10/15/2024	1,035,000	1,114,213

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Orange County, CA, Sanitation District Wastewater Revenue Series A, 5.00%, 2/1/2030	$120,000	$133,252
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	146,531
Orange County, FL, Water District Certificate Participation Series A, 2.00%, 8/15/2023	770,000	771,589
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	398,050
Palomar, CA, Community College District, General Obligation:
5.00%, 5/1/2030	125,000	136,243
Series D, 5.25%, 8/1/2045	1,395,000	1,606,190
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	106,345
Series A, 5.00%, 8/1/2029	120,000	127,614
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	1,400,000	1,462,036
Rancho Water District Financing Authority Series A, 4.00%, 8/1/2039	525,000	573,014
RIVERSIDE CA ELEC REVENUE RIVPWR 10/27 FIXED 5 5.00%, 10/1/2027	1,000,000	1,148,410
Riverside County Transportation Commission Series B, 5.00%, 6/1/2037	680,000	780,916
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	166,857
Series A, 5.00%, 6/1/2036	4,055,000	4,619,285
Series B, 5.00%, 6/1/2033	500,000	576,504
Series B, 5.00%, 6/1/2034	1,915,000	2,205,803
Riverside County, CA, Transportation Commission, Sales Tax, General Obligation 3.00%, 8/1/2040	755,000	726,360
Riverside Unified School District, General Obligation Series B, 3.00%, 8/1/2037	2,800,000	2,818,939
Riverside, CA, Electric Revenue Series A, 5.00%, 10/1/2048	5,250,000	5,955,823
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	607,508
Sacramento Area Flood Control Agency,Special Assessment 5.00%, 10/1/2036	505,000	561,103
Security Description	Principal Amount	Value
Sacramento City, Financing Authority Revenue 5.00%, 12/1/2028	$525,000	$579,872
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2041	1,315,000	1,554,205
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series F, 5.00%, 8/15/2024	170,000	181,765
Series H, 4.00%, 8/15/2045	1,600,000	1,709,428
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	202,745
San Bernardino, CA, County:
Series A, 5.00%, 10/1/2023	5,000,000	5,235,128
Series A, 5.00%, 10/1/2026	600,000	674,552
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	680,949
5.00%, 10/15/2028	255,000	279,429
5.00%, 10/15/2029	250,000	273,861
5.00%, 10/15/2031	345,000	377,559
Series A, 5.00%, 8/1/2036	7,500,000	8,641,981
Series A, 5.00%, 10/15/2044	215,000	233,308
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2027	175,000	191,201
Series A, 5.00%, 5/15/2033	560,000	622,067
Series A, 5.00%, 5/15/2034	20,000	22,200
Series A, 5.00%, 5/15/2039	100,000	110,668
Series B, 5.00%, 8/1/2022	330,000	334,277
Series B, 5.00%, 8/1/2029	100,000	111,799
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	495,148
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2030	120,000	133,294
Series A, 5.00%, 4/1/2032	145,000	160,829
Series A, 5.00%, 4/1/2033	125,000	138,545
Series A, 5.00%, 4/1/2041	125,000	137,789
San Diego County, CA, Unified School District, General Obligation 4.00%, 7/1/2044	540,000	577,482
San Diego County, CA, Water Authority Revenue:
Series B, 4.00%, 5/1/2033	2,500,000	2,813,545
Series B, 4.00%, 5/1/2034	1,000,000	1,120,402
Series B, 5.00%, 5/1/2030	1,500,000	1,811,987
Series B, 5.00%, 5/1/2031	2,000,000	2,456,163

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2032	$3,000,000	$3,678,044
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	120,848
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	189,435
4.00%, 8/1/2029	400,000	432,820
5.00%, 8/1/2027	160,000	180,219
5.00%, 8/1/2029	235,000	264,384
5.00%, 8/1/2031	160,000	180,006
5.00%, 8/1/2041	190,000	213,757
San Diego, CA, Unified School District, General Obligation:
Series D-2, 2.00%, 7/1/2045	3,405,000	2,469,231
Series F, 5.00%, 7/1/2045	150,000	162,594
Series I, Zero Coupon, 7/1/2036	1,765,000	1,036,286
Series I, Zero Coupon, 7/1/2037	405,000	226,942
Series I, Zero Coupon, 7/1/2039	310,000	158,692
Series R-4, 5.00%, 7/1/2024	235,000	251,017
Series R-4, 5.00%, 7/1/2028	250,000	273,120
Series R-5, 5.00%, 7/1/2029	260,000	290,718
Series SENIOR-1, 4.00%, 7/1/2033	100,000	106,351
San Dieguito Union High School District, General Obligation Series E-2, 3.00%, 8/1/2038	2,530,000	2,455,419
San Francisco Bay Area Rapid Transit District Sales Tax Revenue:
4.00%, 7/1/2039	740,000	794,093
Series A, 3.00%, 7/1/2044	5,000,000	4,803,962
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 4.00%, 8/1/2030	825,000	925,008
Series C-1, 4.00%, 8/1/2035	1,610,000	1,776,651
Series C-1, 4.00%, 8/1/2045	2,590,000	2,796,900
Series D, 5.00%, 8/1/2029	160,000	175,041
San Francisco, CA, City & County:
3.00%, 4/1/2029	500,000	522,009
4.00%, 4/1/2041	500,000	529,381
Series B, 4.00%, 4/1/2038	530,000	556,902
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	569,166
Series A, 5.00%, 10/1/2029	100,000	109,909
Series C, 2.13%, 10/1/2048 (b)	3,500,000	3,502,974
Security Description	Principal Amount	Value
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2024	$135,000	$145,534
San Francisco, CA, City & County, General Obligation:
4.00%, 6/15/2046	675,000	723,231
Series A, 4.00%, 6/15/2034	1,990,000	2,073,484
Series A, 4.00%, 6/15/2035	1,350,000	1,406,042
Series R1, 4.00%, 6/15/2032	735,000	805,533
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	112,889
5.00%, 11/1/2028	170,000	191,699
5.00%, 11/1/2031	500,000	561,495
5.00%, 11/1/2032	100,000	108,713
5.00%, 11/1/2033	680,000	762,058
5.00%, 11/1/2034	335,000	375,115
Series B, 5.00%, 11/1/2041	1,400,000	1,508,505
Series B, 5.00%, 11/1/2042	350,000	377,126
Series B, 5.00%, 11/1/2043	1,070,000	1,152,929
Series C, 4.00%, 11/1/2045	4,975,000	5,377,411
Series D, 5.00%, 11/1/2032	715,000	815,485
Series D, 5.00%, 11/1/2033	260,000	296,394
Series D, 5.00%, 11/1/2034	330,000	376,007
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,877,073
San Francisco, CA, Unified School District, General Obligation Series F&C, 5.00%, 6/15/2028	100,000	106,422
San Joaquin, CA 4.00%, 11/15/2030 (c)	125,000	135,288
San Joaquin, CA, Delta Community College District, General Obligation Series A, 5.00%, 8/1/2026	140,000	153,872
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	202,179
San Jose, CA, Evergreen Community College District, General Obligation:
5.00%, 9/1/2024	130,000	139,599
Series B, 3.00%, 9/1/2036	700,000	710,107
San Jose, CA, General Obligation:
5.00%, 9/1/2042	500,000	573,993
Series C, 5.00%, 9/1/2034	760,000	888,059
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,228,265

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
San Juan, Unified School District, General Obligation:
2.13%, 8/1/2038	$1,000,000	$839,670
2.25%, 8/1/2039	2,000,000	1,687,536
2.38%, 8/1/2040	1,000,000	849,763
2.38%, 8/1/2041	2,000,000	1,686,653
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	213,944
5.00%, 8/1/2035	350,000	397,862
5.00%, 8/1/2036	350,000	396,546
San Mateo County, CA, High School District Authority, General Obligation Series A, 2.25%, 9/1/2042	630,000	511,119
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	251,354
Series A, 5.00%, 6/1/2029	130,000	141,736
Series A, 5.00%, 6/1/2030	160,000	174,392
San Mateo Foster, CA, Powers Financing Authority Revenue 3.00%, 6/15/2046	850,000	779,182
San Mateo Foster, CA, Public Financing Authority Revenue:
4.00%, 8/1/2039	1,250,000	1,355,976
4.00%, 8/1/2044	8,700,000	9,351,732
5.00%, 8/1/2036	1,135,000	1,342,049
Santa Clara County Financing Authority Series A, 4.00%, 4/1/2038	650,000	698,184
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.00%, 5/1/2037	550,000	542,647
Series A, 3.25%, 4/1/2036	4,520,000	4,645,104
Series A, 3.50%, 4/1/2041	600,000	623,153
Series A, 3.63%, 4/1/2044	640,000	666,111
Series A, 4.00%, 4/1/2037	750,000	808,269
Series Q, 2.50%, 5/15/2029	140,000	140,482
Series Q, 4.00%, 5/15/2031	1,815,000	1,914,900
Series Q, 4.00%, 5/15/2033	300,000	316,234
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	264,649
Series C, 3.25%, 8/1/2039	150,000	151,420
Series C, 5.00%, 8/1/2030	125,000	142,971
Series C, 5.00%, 8/1/2033	1,750,000	1,995,909
Santa Clara County, Valley Transportation Authority Revenue Series A, 5.00%, 6/1/2024	510,000	543,890
Santa Clara, CA, Unified School District, General Obligation:
3.00%, 7/1/2035	845,000	846,771
3.00%, 7/1/2036	250,000	248,278
Security Description	Principal Amount	Value
Santa Clarita Community College District, General Obligation 3.00%, 8/1/2044	$800,000	$751,530
Santa Monica Community College District, General Obligation:
3.00%, 8/1/2042	1,575,000	1,486,517
Series A, 4.00%, 8/1/2039	2,350,000	2,524,289
Series A, 5.00%, 8/1/2043	1,750,000	2,019,521
Series D, 5.00%, 8/1/2043	1,025,000	1,069,568
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	251,882
5.00%, 7/1/2027	150,000	168,631
Sonoma County Junior College District, General Obligation Series B, 3.00%, 8/1/2039	5,000,000	4,831,787
South San Francisco Public Facilities Financing Authority Revenue 4.00%, 6/1/2046	1,705,000	1,809,334
Southern California Public Power Authority Revenue:
Series A, 5.00%, 7/1/2031	505,000	548,884
Series A, 5.00%, 7/1/2032	635,000	689,973
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	281,564
Southern California, State Public Power Authority Revenue 5.00%, 4/1/2024	1,795,000	1,892,898
Southern, CA, Public Power Authority Revenue Series C, 5.00%, 7/1/2027	110,000	118,508
State Center Community College District, General Obligation:
Series B, 3.00%, 8/1/2037	2,000,000	1,972,893
Series B, 3.00%, 8/1/2038	1,865,000	1,810,022
State of California Department of Water Resources Revenue Series AX, 5.00%, 12/1/2024	2,000,000	2,160,129
State of California, General Obligation:
4.00%, 3/1/2024	2,000,000	2,080,550
4.00%, 10/1/2033	900,000	994,545
4.00%, 10/1/2034	900,000	991,720
4.00%, 10/1/2035	1,700,000	1,869,750
4.00%, 11/1/2035	2,440,000	2,671,424
4.00%, 10/1/2036	800,000	877,593
4.00%, 10/1/2039	640,000	699,323
4.00%, 3/1/2046	750,000	805,026
5.00%, 10/1/2022	1,250,000	1,273,667
5.00%, 4/1/2023	1,265,000	1,307,808
5.00%, 11/1/2027	1,375,000	1,586,130
5.00%, 4/1/2028	2,955,000	3,436,440

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2029	$760,000	$851,676
5.00%, 9/1/2029	800,000	954,721
5.00%, 11/1/2029	3,005,000	3,562,680
5.00%, 11/1/2031	1,195,000	1,412,743
5.00%, 10/1/2033	615,000	650,929
5.00%, 3/1/2034	810,000	956,690
5.00%, 12/1/2034	4,370,000	5,020,996
5.00%, 9/1/2041	1,500,000	1,792,349
5.00%, 12/1/2043	800,000	941,622
Sunnyvale, CL, Financing Authority Revenue 4.00%, 4/1/2045	1,900,000	2,043,025
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (c)	125,000	125,658
Turlock Irrigation District Revenue 5.00%, 1/1/2037	700,000	823,984
University of California, Revenue:
5.00%, 11/1/2033	350,000	377,100
5.00%, 11/1/2039	530,000	619,900
5.00%, 11/1/2040	1,345,000	1,570,984
Series A, 3.13%, 11/1/2036	225,000	226,024
Series A, 3.20%, 11/1/2037	270,000	270,902
Series A, 4.00%, 11/1/2035	300,000	318,564
Series A, 4.00%, 11/1/2037	555,000	587,792
Series A, 5.00%, 11/1/2022	500,000	510,824
Series A, 5.00%, 11/1/2023	1,000,000	1,051,008
Series A, 5.00%, 11/1/2025	1,140,000	1,257,495
Series A, 5.00%, 11/1/2028	120,000	133,290
Series A, 5.00%, 11/1/2031	205,000	232,109
Series A, 5.00%, 11/1/2032	120,000	131,758
Series A, 5.00%, 11/1/2035	1,450,000	1,659,943
Series A, 5.00%, 11/1/2036	265,000	293,474
Series A, 5.00%, 11/1/2037	5,400,000	6,302,896
Series A, 5.00%, 11/1/2038	165,000	180,750
Series A, 5.00%, 11/1/2043	1,125,000	1,277,633
Series AM, 5.00%, 5/15/2027	200,000	212,691
Series AO, 5.00%, 5/15/2026	110,000	120,044
Series AO, 5.00%, 5/15/2032	100,000	108,657
Series AO, 5.00%, 5/15/2040	110,000	119,073
Series AR, 4.00%, 5/15/2037	570,000	606,693
Series AR, 5.00%, 5/15/2030	580,000	644,284
Series AR, 5.00%, 5/15/2032	120,000	133,150
Series AR, 5.00%, 5/15/2034	500,000	553,961
Series AR, 5.00%, 5/15/2041	495,000	545,552
Series AV, 5.00%, 5/15/2026	510,000	570,366
Series AV, 5.00%, 5/15/2042	2,065,000	2,325,854
Series AY, 4.00%, 5/15/2035	100,000	107,542
Series AY, 5.00%, 5/15/2036	835,000	943,056
Series AY, 5.00%, 5/15/2037	1,320,000	1,490,139
Series AZ, 5.00%, 5/15/2033	1,125,000	1,297,240
Series AZ, 5.00%, 5/15/2043	5,700,000	6,446,649
Series BE, 5.00%, 5/15/2038	5,000,000	5,899,191
Security Description	Principal Amount	Value
Series BE, 5.00%, 5/15/2043	$850,000	$992,008
Series BH, 4.00%, 5/15/2046	1,720,000	1,847,327
Series C, 4.00%, 11/1/2045	2,650,000	2,818,814
Series I, 4.00%, 5/15/2045	200,000	208,733
Series I, 5.00%, 5/15/2027	145,000	157,965
Series I, 5.00%, 5/15/2030	180,000	195,639
Series I, 5.00%, 5/15/2031	335,000	363,789
Series I, 5.00%, 5/15/2032	145,000	157,370
Series K, 4.00%, 5/15/2036	265,000	281,738
Series K, 4.00%, 5/15/2046	315,000	331,858
Series K, 5.00%, 5/15/2031	460,000	509,836
Series K, 5.00%, 5/15/2033	800,000	885,674
Series M, 3.00%, 5/15/2037	800,000	805,216
Series M, 5.00%, 5/15/2028	100,000	113,925
Series M, 5.00%, 5/15/2030	200,000	226,811
Series M, 5.00%, 5/15/2032	295,000	333,480
Series M, 5.00%, 5/15/2036	250,000	281,837
Series M, 5.00%, 5/15/2042	10,425,000	11,720,510
Series O, 4.00%, 5/15/2048	250,000	264,661
Series O, 5.00%, 5/15/2039	2,200,000	2,503,906
Series Q, 4.00%, 5/15/2036	500,000	549,317
Series S, 5.00%, 5/15/2023	5,940,000	6,161,930
Val Verde Unified School District, General Obligation Series B, 4.00%, 8/1/2046 (c)	800,000	856,378
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	480,370
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	279,928
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	182,323
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	218,330
Series A, 5.00%, 8/1/2031	295,000	322,036
Series A, 5.00%, 8/1/2035	265,000	288,930
West County Facilities Financing Authority Revenue 4.00%, 6/1/2046	1,500,000	1,623,967
West Hollywood Public Financing Authority Revenue 4.00%, 4/1/2046	3,500,000	3,682,779
West Valley-Mission Community College District, CA, General Obligation:
Series A, 4.00%, 8/1/2022	575,000	580,611
Series C, 4.00%, 8/1/2032	5,000,000	5,358,736
Series C, 4.00%, 8/1/2034	3,065,000	3,274,457

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	$195,000	$213,529
		932,936,161
COLORADO — 2.4%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,289,105
Series A, 5.00%, 12/1/2031	485,000	545,582
Adams County School District No 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	390,792
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	214,084
Arapahoe County, CO, chool District No. 5, Cherry Creek, General Obligation 5.00%, 12/15/2039	845,000	1,008,786
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,022,369
Series A, 5.50%, 12/1/2027	2,780,000	3,270,999
Series A, 5.50%, 12/1/2028	2,525,000	3,042,018
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	140,243
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	154,406
Series C, 5.00%, 12/15/2028	1,000,000	1,128,187
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	1,195,000	1,346,350
Series A, 5.00%, 12/1/2042	245,000	274,765
Series B, 4.00%, 12/1/2027	130,000	141,376
Series B, 5.00%, 12/1/2022	520,000	532,633
City & County of Broomfield CO Water Revenue:
4.00%, 12/1/2043	920,000	1,012,541
4.00%, 12/1/2046	900,000	984,226
City & County of Denver CO Revenue 4.00%, 8/1/2041	1,145,000	1,247,617
City of Colorado Springs CO Utilities System Revenue:
4.00%, 11/15/2045	1,115,000	1,206,424
Series A, 5.00%, 11/15/2030	1,000,000	1,213,131
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2023	530,000	558,029
Security Description	Principal Amount	Value
Colorado, State:
Series A, 3.00%, 12/15/2036	$570,000	$566,158
Series A, 4.00%, 12/15/2037	4,800,000	5,145,837
Series A, 4.00%, 12/15/2040	3,640,000	3,919,783
Series A, 5.00%, 12/15/2030	1,905,000	2,217,823
Series A, 5.00%, 12/15/2033	2,655,000	3,168,245
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	530,974
Colorado, State Building Excellent Schools Today:
Series L, 5.00%, 3/15/2025	150,000	162,972
Series L, 5.00%, 3/15/2027	600,000	682,546
Series M, 5.00%, 3/15/2031	500,000	576,189
Series R, 4.00%, 3/15/2045	5,850,000	6,202,886
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2038	2,415,000	2,665,169
Series A, 4.00%, 8/1/2039	2,745,000	3,012,335
Series A-2, 0.01%, 8/1/2034	1,800,000	1,163,892
Series A-2, 0.01%, 8/1/2035	3,160,000	1,952,791
Series A-2, 0.01%, 8/1/2038	3,000,000	1,612,670
Series A-2, 0.01%, 8/1/2039	3,000,000	1,541,160
Denver, CO, City & County School District No. 1, General Obligation:
3.00%, 12/1/2036	525,000	521,509
3.00%, 12/1/2043	2,565,000	2,483,828
4.00%, 12/1/2037	2,450,000	2,711,995
4.00%, 12/1/2045	2,925,000	3,191,643
5.00%, 12/1/2029	255,000	287,093
5.00%, 12/1/2038	1,375,000	1,637,124
Series A, 5.50%, 12/1/2024	260,000	284,455
Series A, 5.50%, 12/1/2028	100,000	118,071
Douglas & Elbert County, CO, School District No. Re-1, General Obligation:
5.00%, 12/15/2022	1,000,000	1,025,481
5.00%, 12/15/2030	565,000	663,519
5.00%, 12/15/2031	1,555,000	1,821,989
El Paso County School District No 49 Falcon COPs, 4.00%, 12/15/2046	2,030,000	2,178,079
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	129,796
Grand County School District No 2 East Grand 4.00%, 12/1/2046	525,000	574,132
Jefferson County, School District R-1, General Obligation 4.00%, 12/15/2040	2,300,000	2,534,675

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Larimer County School District No R-1 Poudre, General Obligation 5.00%, 12/15/2040	$585,000	$681,443
Larimer Weld & Boulder County School District R-2J Thompson, General Obligation:
5.00%, 12/15/2036	1,000,000	1,168,219
5.00%, 12/15/2037	1,000,000	1,167,908
5.00%, 12/15/2038	1,050,000	1,224,745
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	230,371
5.00%, 12/1/2030	160,000	183,837
5.25%, 12/1/2032	100,000	116,222
5.25%, 12/1/2033	250,000	290,265
5.50%, 12/1/2035	160,000	187,979
5.50%, 12/1/2037	500,000	587,145
Metro Wastewater Reclamation District Revenue Series A, 2.00%, 4/1/2039	535,000	429,784
Pitkin County School District No 1 Aspen, General Obligation 4.00%, 12/1/2039	550,000	609,097
Pueblo City Schools, General Obligation 5.00%, 12/15/2039	840,000	992,282
Pueblo City, CO School District, General Obligation 5.00%, 12/15/2027	625,000	722,946
Pueblo Country, CL, City Schools, General Obligation 3.00%, 12/15/2037	800,000	793,867
Regional, CO, Transportation District, Revenue Series B, 5.00%, 11/1/2033	1,610,000	1,830,849
State of Colorado:
5.00%, 12/15/2030	725,000	869,852
Series A, COPs, 4.00%, 12/15/2038	2,280,000	2,450,883
Series A, COPs, 4.00%, 12/15/2039	1,400,000	1,500,285
Series A, 5.00%, 12/15/2030	4,000,000	4,799,183
State of Colorado, Certificate Participation Series A, 5.00%, 12/15/2025	860,000	949,789
University of Colorado Authory, Revenue Series C-, 5.00%, 6/1/2046	500,000	593,070
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	152,773
Series A-2, 3.00%, 6/1/2033	75,000	75,622
Series A-2, 3.25%, 6/1/2037	340,000	345,593
Series A-2, 4.00%, 6/1/2038	505,000	550,577
Security Description	Principal Amount	Value
Series A-2, 4.00%, 6/1/2043	$310,000	$335,394
Series A-2, 5.00%, 6/1/2023	275,000	285,546
Series B-1, 2.50%, 6/1/2028	175,000	176,922
Series B-1, 2.75%, 6/1/2029	320,000	326,228
Series B-1, 4.00%, 6/1/2036	105,000	113,203
Series B-1, 4.00%, 6/1/2038	415,000	440,428
Weld County School District No 6 Greeley, General Obligation 4.00%, 12/1/2045	1,210,000	1,320,788
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	112,600
Weld County, CO, School District No. RE-5J, General Obligation 4.00%, 12/1/2045	635,000	692,887
Weld County, CO, School District No.6, Greeley, General Obligation 5.00%, 12/1/2036	1,840,000	2,157,850
Windy Gap Firming Project Water Activity Enterprise, Revenue:
4.00%, 7/15/2039	5,000,000	5,527,953
5.00%, 7/15/2038	3,200,000	3,834,318
5.00%, 7/15/2046	1,000,000	1,180,221
		116,017,406
CONNECTICUT — 2.7%
Connecticut State Health & Educational Facilities Authority, Revenue:
Series 2010-A-, 0.25%, 7/1/2049 (b)	3,180,000	3,069,663
Series X-2-REM, 0.25%, 7/1/2037 (b)	3,250,000	3,137,234
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2023	1,000,000	1,028,602
Series A, 5.00%, 2/1/2029	2,500,000	2,938,140
Series A, 5.00%, 3/1/2029	50,000	54,154
Series A, 5.00%, 2/1/2039	3,000,000	3,472,821
Connecticut, State General Obligation:
Series B, 4.00%, 6/1/2024	1,375,000	1,433,547
Series B, 4.00%, 6/1/2030	750,000	834,829
Connecticut, State Health & Educational Facility Authority Revenue:
5.00%, 7/1/2029	550,000	656,156
Series S-RE, 5.00%, 7/1/2027	760,000	873,201
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (c)	430,000	455,007

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series A, 4.00%, 9/1/2037	$2,790,000	$3,074,486
Series A, 4.00%, 9/1/2041	500,000	547,322
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2036	295,000	313,284
Series B, 5.00%, 8/1/2029	500,000	559,434
State of Connecticut, General Obligation:
3.00%, 1/15/2034	700,000	682,099
3.00%, 1/15/2037	615,000	587,854
3.00%, 1/15/2039	800,000	756,814
3.00%, 1/15/2040	5,000,000	4,704,719
3.00%, 1/15/2041	5,520,000	5,166,910
4.00%, 1/15/2025	425,000	446,638
4.00%, 6/1/2025	500,000	528,503
4.00%, 1/15/2026	4,500,000	4,801,425
4.00%, 1/15/2028	4,400,000	4,811,103
4.00%, 1/15/2035	3,295,000	3,588,810
4.00%, 1/15/2036	2,825,000	3,064,521
4.00%, 6/1/2037	825,000	882,948
4.00%, 1/15/2038	5,000,000	5,384,150
4.00%, 6/1/2038	500,000	533,928
5.00%, 4/15/2028	650,000	748,892
5.00%, 4/15/2029	530,000	608,871
5.00%, 4/15/2033	575,000	663,572
5.00%, 4/15/2035	950,000	1,057,046
Series 2021 A, 3.00%, 1/15/2023	1,000,000	1,012,662
Series 2021 A, 3.00%, 1/15/2032	4,825,000	4,855,487
Series 2021 A, 3.00%, 1/15/2040	2,300,000	2,164,171
Series B, 3.00%, 6/1/2029	6,200,000	6,419,795
Series B, 3.00%, 6/1/2039	3,900,000	3,685,989
Series B, 3.00%, 6/1/2040	2,700,000	2,538,114
Series B, 5.00%, 4/15/2028	600,000	691,285
Series B, 5.00%, 2/15/2029	750,000	876,290
Series B, 5.00%, 6/1/2041	1,470,000	1,709,480
State of Connecticut, Special Tax Revenue:
3.13%, 5/1/2040	500,000	478,482
4.00%, 5/1/2036	1,000,000	1,071,434
4.00%, 5/1/2038	2,660,000	2,842,928
4.00%, 5/1/2039	800,000	852,945
4.00%, 5/1/2040	3,265,000	3,475,405
4.00%, 11/1/2040	2,355,000	2,513,930
5.00%, 10/1/2028	640,000	743,234
5.00%, 5/1/2029	1,000,000	1,172,358
5.00%, 11/1/2032	1,000,000	1,199,665
5.00%, 11/1/2033	1,200,000	1,430,461
5.00%, 5/1/2035	1,010,000	1,178,764
Security Description	Principal Amount	Value
5.00%, 11/1/2036	$3,750,000	$4,423,069
5.00%, 5/1/2040	500,000	576,390
Series A, 4.00%, 5/1/2037	5,000,000	5,352,819
Series A, 5.00%, 5/1/2025	2,000,000	2,170,522
Series A, 5.00%, 5/1/2032	4,130,000	4,921,307
Series A, 5.00%, 5/1/2033	1,025,000	1,213,601
Series A, 5.00%, 5/1/2034	2,500,000	2,945,015
Series A, 5.00%, 5/1/2035	5,295,000	6,211,464
Series C, 5.00%, 10/1/2024	515,000	552,037
Series C, 5.00%, 1/1/2028	750,000	859,934
Series C, 5.00%, 1/1/2032	1,800,000	2,166,728
		133,772,448
DELAWARE — 0.4%
Delaware, State General Obligation:
3.00%, 3/1/2032	50,000	51,100
3.13%, 3/1/2033	345,000	352,549
3.25%, 3/1/2035	385,000	391,437
3.25%, 3/1/2037	135,000	136,148
5.00%, 2/1/2026	3,500,000	3,896,090
5.00%, 3/1/2029	5,000,000	5,933,921
Series A, 2.00%, 1/1/2036	825,000	716,981
Series A, 5.00%, 2/1/2023	550,000	566,099
Series A, 5.00%, 1/1/2025	805,000	872,647
Series A, 5.00%, 2/1/2026	900,000	1,001,852
Series A, 5.00%, 2/1/2029	495,000	573,948
Series A, 5.00%, 2/1/2032	300,000	346,239
Series A, 5.00%, 2/1/2036	1,000,000	1,150,277
Series A, 5.00%, 2/1/2037	725,000	833,612
Delaware, State Transportation Authority System Revenue:
4.00%, 7/1/2040	1,665,000	1,825,631
5.00%, 7/1/2027	320,000	358,775
5.00%, 7/1/2030	1,000,000	1,210,398
		20,217,704
DISTRICT OF COLUMBIA — 1.9%
District of Columbia, General Obligation:
5.00%, 6/1/2029	510,000	592,875
5.00%, 10/15/2040	570,000	664,274
5.00%, 10/15/2044	2,100,000	2,432,331
Series A, 4.00%, 6/1/2035	225,000	238,970
Series A, 4.00%, 6/1/2037	285,000	305,762
Series A, 4.00%, 6/1/2041	325,000	343,461
Series A, 5.00%, 6/1/2022	390,000	392,507
Series A, 5.00%, 6/1/2032	330,000	374,196
Series A, 5.00%, 6/1/2033	300,000	340,178
Series A, 5.00%, 6/1/2034	225,000	254,899
Series A, 5.00%, 6/1/2035	1,000,000	1,131,843
Series A, 5.00%, 6/1/2037	195,000	211,543
Series A, 5.00%, 6/1/2038	500,000	542,259
Series A, 5.00%, 10/15/2038	750,000	876,323
Series A, 5.00%, 6/1/2041	285,000	314,616

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2043	$5,380,000	$6,155,129
Series B, 5.00%, 6/1/2026	985,000	1,103,121
Series D, 4.00%, 6/1/2033	1,230,000	1,324,548
Series D, 4.00%, 6/1/2034	400,000	430,345
Series D, 5.00%, 6/1/2022	320,000	322,057
Series D, 5.00%, 6/1/2023	100,000	103,882
Series D, 5.00%, 6/1/2032	505,000	572,633
Series D, 5.00%, 6/1/2035	1,000,000	1,131,843
Series D, 5.00%, 6/1/2036	3,555,000	4,018,604
Series D, 5.00%, 6/1/2038	1,000,000	1,129,244
Series D, 5.00%, 6/1/2041	500,000	557,989
Series E, 5.00%, 6/1/2024	900,000	959,214
Series E, 5.00%, 6/1/2025	170,000	185,838
Series E, 5.00%, 6/1/2032	145,000	162,975
Series E, 5.00%, 2/1/2034	660,000	792,602
District of Columbia, Income Tax Revenue 5.00%, 5/1/2027	650,000	741,989
District of Columbia, Revenue:
5.00%, 3/1/2033	555,000	656,676
5.00%, 5/1/2045	1,170,000	1,368,086
Series A, 2.63%, 3/1/2045	635,000	531,404
Series A, 4.00%, 3/1/2037	5,000,000	5,464,734
Series A, 5.00%, 3/1/2027	800,000	910,117
Series A, 5.00%, 3/1/2029	875,000	1,031,654
Series A, 5.00%, 3/1/2036	1,900,000	2,241,215
Series A, 5.00%, 3/1/2039	6,860,000	8,080,655
Series B, 5.00%, 10/1/2027	500,000	575,324
Series C, 4.00%, 5/1/2045	500,000	537,606
Series C, 5.00%, 10/1/2029	780,000	928,590
Series C, 5.00%, 10/1/2032	2,000,000	2,371,878
Series C, 5.00%, 5/1/2037	1,350,000	1,599,533
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	182,619
Series A, 5.00%, 10/1/2032	300,000	331,538
Series A, 5.00%, 10/1/2035	675,000	744,874
Series A, 5.00%, 10/1/2036	470,000	518,275
Series A, 5.00%, 10/1/2039	485,000	534,037
Series B, 5.00%, 10/1/2043	550,000	627,596
Series C, 1.75%, 10/1/2054 (b)	1,000,000	993,094
Series C, 5.00%, 10/1/2025	110,000	118,217
Washington Convention & Sports Authority,Revenue Series A, 5.00%, 10/1/2024	500,000	536,084
Washington Metropolitan Area Transit Authority, Revenue:
5.00%, 7/15/2045	1,175,000	1,367,999
Series A, 3.00%, 7/15/2040	500,000	482,404
Series A, 3.00%, 7/15/2043	15,550,000	14,441,537
Series A, 4.00%, 7/15/2043	800,000	863,444
Series A, 4.00%, 7/15/2046	765,000	818,687
Series A, 5.00%, 7/15/2025	1,500,000	1,640,260
Series A, 5.00%, 7/15/2028	2,865,000	3,324,238
Series A, 5.00%, 7/15/2033	800,000	967,376
Security Description	Principal Amount	Value
Series A, 5.00%, 7/15/2037	$500,000	$590,427
Series A, 5.00%, 7/15/2038	500,000	589,938
Series A, 5.00%, 7/15/2041	900,000	1,069,216
Series A-1, 5.00%, 7/1/2024	170,000	181,393
Series A-1, 5.00%, 7/1/2026	250,000	278,998
Series A-1, 5.00%, 7/1/2027	565,000	643,419
Series B, 5.00%, 7/1/2024	280,000	298,765
Series B, 5.00%, 7/1/2028	535,000	607,268
Series B, 5.00%, 7/1/2029	150,000	169,945
Series B, 5.00%, 7/1/2030	350,000	395,798
Series B, 5.00%, 7/1/2033	1,250,000	1,411,590
Series B, 5.00%, 7/1/2035	2,900,000	3,270,312
Series B, 5.00%, 7/1/2037	500,000	563,322
		93,568,192
FLORIDA — 3.5%
Alachua County School Board COPs, 5.00%, 7/1/2030 (c)	715,000	856,494
Broward County, FL, Half-Cent Sales Tax Revenue 3.00%, 10/1/2039	2,000,000	1,955,827
Broward County, FL, School District, General Obligation:
5.00%, 7/1/2038	500,000	572,625
5.00%, 7/1/2042	970,000	1,101,978
Broward County, FL, Water & Sewer Utility Revenue Series A, 4.00%, 10/1/2043	750,000	812,891
Central Florida Expressway Authority Revenue 4.00%, 7/1/2039 (c)	1,155,000	1,250,936
City of Jacksonville FL:
Series A, 5.00%, 10/1/2030	1,800,000	2,134,515
Series A, 5.00%, 10/1/2034	500,000	589,216
City of Tallahassee FL Energy System Revenue:
5.00%, 10/1/2030	500,000	547,950
5.00%, 10/1/2031	545,000	597,458
City of Tampa FL Water & Wastewater System Revenue:
4.00%, 10/1/2038	795,000	886,138
Series A, 4.00%, 10/1/2044	2,400,000	2,643,244
County of Broward FL Tourist Development Tax Revenue:
4.00%, 9/1/2035	4,000,000	4,381,180
4.00%, 9/1/2036	1,300,000	1,421,191
4.00%, 9/1/2038	7,270,000	7,865,896
4.00%, 9/1/2040	2,000,000	2,139,670
5.00%, 9/1/2025	1,500,000	1,636,012
5.00%, 9/1/2026	2,275,000	2,534,766
5.00%, 9/1/2028	1,500,000	1,720,232
5.00%, 9/1/2032	655,000	777,428
County of Hillsborough FL Revenue 3.00%, 8/1/2046	2,250,000	2,101,405

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
County of Miami-Dade FL Revenue Series C, 4.00%, 4/1/2036	$1,700,000	$1,888,127
County of Miami-Dade FL Water & Sewer System Revenue:
3.00%, 10/1/2040	1,300,000	1,259,182
4.00%, 10/1/2037	1,750,000	1,891,083
4.00%, 10/1/2038	810,000	873,844
4.00%, 10/1/2041	580,000	622,762
4.00%, 10/1/2042	850,000	910,874
4.00%, 10/1/2044	600,000	634,259
Series A, 4.00%, 10/1/2039	510,000	539,283
Series A, 5.00%, 10/1/2030	835,000	905,981
Series B, 4.00%, 10/1/2037	710,000	756,717
Series B, 5.00%, 10/1/2027	505,000	577,693
County of Miami-Dade FL, General Obligation:
4.00%, 7/1/2035	830,000	917,210
5.00%, 7/1/2045	600,000	691,632
Series A, 5.00%, 7/1/2043	1,925,000	2,254,214
County of Miami-Dade Seaport Department Revenue 4.00%, 10/1/2043	4,000,000	4,248,844
County of Polk FL Utility System Revenue 4.00%, 10/1/2043	2,900,000	3,121,924
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	236,489
Florida Department of Management Services:
Series A, COPs, 2.00%, 11/1/2038	725,000	595,266
Series A, COPs, 2.00%, 11/1/2040	2,375,000	1,900,803
Series A, COPs, 3.00%, 11/1/2035	5,165,000	5,190,379
Series A, COPs, 3.00%, 11/1/2036	5,005,000	5,019,403
Series A, COPs, 3.00%, 11/1/2037	950,000	949,792
Florida, Department of Transportation Revenue:
3.00%, 7/1/2034	1,045,000	1,058,655
3.00%, 7/1/2035	3,040,000	3,069,549
5.00%, 7/1/2032	525,000	609,321
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2024	170,000	181,334
Series B, 5.00%, 6/1/2023	195,000	202,478
Series E, 5.00%, 6/1/2022	100,000	100,643
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	348,667
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2024	$740,000	$789,087
Series A, 5.00%, 7/1/2025	430,000	470,475
Series A, 5.00%, 7/1/2026	245,000	274,475
Series A, 5.00%, 7/1/2027	515,000	589,225
Series A, 5.00%, 7/1/2028	750,000	873,905
Series B, 5.00%, 7/1/2023	485,000	504,787
Series B, 5.00%, 7/1/2025	320,000	350,121
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2026	130,000	138,801
Series A, 5.00%, 7/1/2023	270,000	281,219
Series A, 5.00%, 7/1/2025	105,000	114,953
Series A, 5.00%, 7/1/2026	350,000	383,176
Series A, 5.00%, 7/1/2027	545,000	622,675
Series A, 5.00%, 7/1/2028	275,000	319,734
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	203,505
Series A, 5.00%, 8/1/2025	170,000	186,154
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	160,000	175,668
Florida, State General Obligation:
5.00%, 7/1/2026	500,000	561,236
5.00%, 6/1/2027	890,000	1,019,000
5.00%, 7/1/2029	500,000	569,929
Series A, 4.00%, 6/1/2037	225,000	246,548
Series A, 4.00%, 6/1/2038	475,000	518,722
Series A, 5.00%, 6/1/2023	635,000	659,351
Series A, 5.00%, 6/1/2027	500,000	546,743
Series A, 5.00%, 7/1/2027	125,000	140,038
Series B, 5.00%, 6/1/2022	200,000	201,286
Series B, 5.00%, 6/1/2024	3,000,000	3,200,014
Series B, 5.00%, 6/1/2027	100,000	106,360
Series B, 5.00%, 6/1/2028	895,000	1,026,996
Series B, 5.00%, 6/1/2030	135,000	152,939
Series C, 2.63%, 6/1/2037	300,000	284,202
Series C, 4.00%, 6/1/2025	10,000	10,049
Series C, 4.00%, 6/1/2031	310,000	332,807
Series C, 5.00%, 6/1/2022	825,000	830,304
Series C, 5.00%, 6/1/2025	60,000	63,921
Series C, 5.00%, 6/1/2026	175,000	186,284
Series C, 5.00%, 6/1/2027	500,000	560,172
Series C, 5.00%, 6/1/2031	2,000,000	2,368,411
Series D, 3.00%, 6/1/2038	1,580,000	1,628,980
Series E, 2.38%, 6/1/2031	295,000	294,301
Series E, 5.00%, 6/1/2024	225,000	240,001
Series F, 5.00%, 6/1/2024	110,000	117,334
Series F, 5.00%, 6/1/2027	135,000	151,246
Series F, 5.00%, 6/1/2029	125,000	139,725
Florida's Turnpike Enterprise Revenue:
Series B, 2.00%, 7/1/2044	565,000	436,345

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 2.13%, 7/1/2046	$1,085,000	$830,184
Series B, 3.00%, 7/1/2043	725,000	694,787
Series B, 5.00%, 7/1/2024	225,000	240,233
Series C, 5.00%, 7/1/2030	300,000	334,927
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	346,527
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	115,356
Series A, 5.00%, 10/1/2024	125,000	134,242
Series A, 5.00%, 10/1/2031	790,000	900,210
Series A, 5.00%, 10/1/2032	270,000	307,368
Series A, 5.00%, 10/1/2034	250,000	283,771
Series A, 5.00%, 10/1/2035	500,000	566,991
Series A, 5.00%, 10/1/2036	500,000	566,991
Series A, 5.00%, 10/1/2037	500,000	566,716
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	321,507
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	289,145
Series A, 5.00%, 10/1/2030	270,000	302,440
Series A, 5.00%, 10/1/2033	1,285,000	1,515,961
Series B, 5.00%, 10/1/2024	580,000	621,565
Series B, 5.00%, 10/1/2025	245,000	268,496
Series B, 5.00%, 10/1/2028	500,000	562,812
Jacksonville, FL, Transit Revenue:
5.00%, 10/1/2027	395,000	434,279
5.00%, 10/1/2029	685,000	751,418
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2035	385,000	419,508
JEA Water & Sewer System Revenue Series A, 5.00%, 10/1/2032	550,000	673,070
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	68,076
Series B, 5.00%, 10/1/2029	215,000	245,949
Series B, 5.00%, 10/1/2030	125,000	142,716
Series III B, 3.38%, 10/1/2034	150,000	150,619
Series III B, 5.00%, 10/1/2026	265,000	296,117
JEA, FL, Water & Sewer System Revenue:
3.00%, 10/1/2037	500,000	496,219
Series A, 3.25%, 10/1/2035	100,000	100,467
Series A, 3.25%, 10/1/2036	250,000	251,149
Series A, 3.38%, 10/1/2037	535,000	537,764
Series A, 3.38%, 10/1/2041	615,000	617,924
Series A, 4.00%, 10/1/2039	425,000	450,290
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2028	$185,000	$213,181
Series A, 5.00%, 10/1/2029	295,000	338,451
Series A, 5.00%, 10/1/2034	625,000	743,282
JEA,FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2024	600,000	644,514
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	610,000	624,589
5.00%, 10/1/2025	125,000	137,786
Lee County School Board/The COPs, 5.00%, 8/1/2025	1,160,000	1,268,658
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	836,121
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	497,429
Miami-Dade County, FL, General Obligation:
2.38%, 7/1/2040	955,000	825,471
4.00%, 7/1/2044	655,000	703,542
5.00%, 7/1/2029	130,000	142,194
5.00%, 7/1/2034	500,000	557,350
5.00%, 7/1/2043	2,000,000	2,311,532
Series A, 5.00%, 7/1/2023	200,000	208,185
Series A, 5.00%, 7/1/2028	950,000	1,064,292
Series A, 5.00%, 7/1/2029	210,000	234,811
Series A, 5.00%, 7/1/2035	525,000	584,541
Series B, 4.00%, 7/1/2035	100,000	103,425
Series B, 5.00%, 7/1/2029	405,000	431,589
Series D, 5.00%, 7/1/2034	515,000	574,071
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	236,473
Series B, 5.00%, 4/1/2025	890,000	966,138
Series B, 5.00%, 4/1/2027	305,000	338,666
Series B, 5.00%, 4/1/2028	565,000	625,537
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	275,857
5.00%, 3/15/2030	250,000	282,384
5.00%, 3/15/2036	505,000	555,541
5.00%, 3/15/2041	115,000	125,420
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	154,424
3.00%, 7/1/2038	585,000	575,826
3.13%, 7/1/2029	130,000	134,195
4.00%, 7/1/2045	1,350,000	1,437,080
Series A, 4.00%, 7/1/2046	3,000,000	3,187,609
Miami-Dade County, FL, Water & Sewer System Revenue:
Series A, 4.00%, 10/1/2044	500,000	525,591
Series B, 3.13%, 10/1/2039	500,000	503,511

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 10/1/2049	$3,000,000	$3,151,729
Okaloosa County School Board Series A, COPs, 5.00%, 10/1/2024	2,500,000	2,683,579
Orange County, FL, School Board:
Series A, 5.00%, 8/1/2032	690,000	839,018
Series C, 5.00%, 8/1/2028	500,000	547,173
Series C, 5.00%, 8/1/2029	500,000	547,173
Series C, 5.00%, 8/1/2033	450,000	499,946
Series C, 5.00%, 8/1/2034	175,000	194,042
Series D, 5.00%, 8/1/2029	310,000	339,247
Series D, 5.00%, 8/1/2031	450,000	492,456
Series D, 5.00%, 8/1/2032	110,000	120,378
Orange County, FL, Tourist Development Tax Revenue 5.00%, 10/1/2030	280,000	332,629
Orlando County, FL, Capital Improvement Special Revenue Series B, 5.00%, 10/1/2043	500,000	576,300
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2029	550,000	627,948
Series A, 5.00%, 10/1/2032	65,000	70,187
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	167,238
Series A, 5.00%, 8/1/2027	1,140,000	1,295,892
Series A, 5.00%, 8/1/2039	675,000	800,040
Series B, 5.00%, 8/1/2023	115,000	119,892
Series B, COPs, 5.00%, 8/1/2026	915,000	1,020,152
Series C, 5.00%, 8/1/2029	250,000	287,673
Series D, 5.00%, 8/1/2028	100,000	109,098
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	436,144
5.00%, 5/1/2038	450,000	495,032
Polk, FL, County School District Revenue:
5.00%, 10/1/2029	545,000	643,055
5.00%, 10/1/2031	500,000	586,737
5.00%, 10/1/2033	650,000	760,506
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	416,344
3.00%, 7/1/2041	510,000	516,162
3.25%, 7/1/2045	125,000	126,450
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	538,938
Series A, 4.00%, 6/1/2035	375,000	399,136
Series A, 5.00%, 6/1/2033	500,000	564,882
Series A, 5.00%, 6/1/2036	500,000	563,844
Series A, 5.00%, 6/1/2037	450,000	506,994
Security Description	Principal Amount	Value
School District of Broward County, General Obligation 5.00%, 7/1/2045	$625,000	$742,059
South Florida Water Management District:
5.00%, 10/1/2027	165,000	182,946
5.00%, 10/1/2031	175,000	192,624
5.00%, 10/1/2032	300,000	330,212
5.00%, 10/1/2035	105,000	115,448
5.00%, 10/1/2036	370,000	405,928
State of Florida Department of Transportation Revenue 3.00%, 7/1/2031	2,005,000	2,046,797
State of Florida Department of Transportation Turnpike System Revenue:
3.00%, 7/1/2046	2,220,000	2,090,725
5.00%, 7/1/2023	550,000	572,786
Series A, 3.00%, 7/1/2036	590,000	578,573
Series A, 4.00%, 7/1/2036	560,000	603,551
State of Florida, General Obligation Series B, 5.00%, 6/1/2028	950,000	1,108,841
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	241,465
5.00%, 10/1/2032	195,000	213,701
5.00%, 10/1/2036	100,000	109,237
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	240,897
5.00%, 10/1/2036	600,000	640,732
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2036	125,000	139,395
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2034	110,000	118,046
5.00%, 10/1/2023	125,000	131,067
University of Florida Department of Housing & Residence Education 2.25%, 7/1/2046	865,000	685,299
		174,196,067
GEORGIA — 2.0%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	140,670
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	228,708
5.00%, 7/1/2036	660,000	760,163
Series A, 5.00%, 11/1/2034	425,000	480,522
Series A, 5.00%, 11/1/2037	625,000	705,425
Series B, 3.50%, 11/1/2043	225,000	228,377

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2028	$560,000	$642,643
Series B, 5.00%, 11/1/2033	3,000,000	3,394,797
Series C, 4.00%, 11/1/2038	3,140,000	3,356,015
Series F-SUB, 5.00%, 7/1/2023	5,000,000	5,200,840
City of Atlanta GA Airport Passenger Facility Charge Revenue Series F-SUB, 5.00%, 7/1/2022	600,000	605,707
City of Atlanta GA Water & Wastewater Revenue 5.00%, 11/1/2030	545,000	622,167
City of Columbus, GA, General Obligation:
5.00%, 1/1/2029	4,965,000	5,837,023
5.00%, 1/1/2031	4,385,000	5,322,048
County of Forsyth GA, General Obligation 5.00%, 9/1/2023	1,650,000	1,726,640
Georgia Ports Authority Revenue:
3.00%, 7/1/2046	715,000	661,895
4.00%, 7/1/2037	1,000,000	1,097,797
Georgia State Road & Tollway Authority Revenue:
Series A-BIDD, 4.00%, 7/15/2035	500,000	557,948
Series A-BIDD, 4.00%, 7/15/2037	9,040,000	10,028,809
Series A-BIDD, 4.00%, 7/15/2044	510,000	556,699
Georgia, State General Obligation:
5.00%, 2/1/2024	2,530,000	2,676,074
Series A, 5.00%, 2/1/2026	1,065,000	1,185,941
Series A, 5.00%, 7/1/2026	525,000	590,438
Series A, 5.00%, 7/1/2028	900,000	1,054,421
Series A, 5.00%, 8/1/2028	1,195,000	1,402,252
Series A, 5.00%, 7/1/2031	165,000	192,475
Series A-1, 5.00%, 2/1/2025	1,470,000	1,596,118
Series A-1, 5.00%, 2/1/2026	215,000	239,415
Series A-2, 5.00%, 2/1/2025	250,000	264,121
Series A-2, 5.00%, 2/1/2031	505,000	572,042
Series A-2, 5.00%, 2/1/2033	1,850,000	2,091,803
Series C, 5.00%, 7/1/2025	4,000,000	4,389,730
Series C, 5.00%, 7/1/2030	510,000	583,443
Series C-1, 4.00%, 1/1/2025	300,000	316,897
Series E, 5.00%, 12/1/2025	360,000	399,239
Series F, 5.00%, 1/1/2024	545,000	575,843
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	146,654
Series B, 4.00%, 10/1/2038	315,000	336,096
Series B, 4.00%, 9/1/2039	4,905,000	5,352,608
Security Description	Principal Amount	Value
Gwinnett County School District, General Obligation:
4.00%, 2/1/2036	$4,000,000	$4,424,412
5.00%, 8/1/2026	8,065,000	9,077,008
Henry County School District, General Obligation:
4.00%, 8/1/2024	1,465,000	1,534,109
4.00%, 8/1/2033	2,000,000	2,220,924
Metropolitan Atlanta Rapid Transit Authority Revenue Series C, 3.25%, 7/1/2039	560,000	553,750
Private Colleges & Universities Authority, Revenue:
Series B, 4.00%, 9/1/2041	780,000	847,482
Series B, 5.00%, 9/1/2025	860,000	945,111
State of Georgia, General Obligation:
4.00%, 8/1/2034	885,000	986,147
Series A, 3.00%, 7/1/2040	1,825,000	1,805,500
Series A, 3.00%, 7/1/2041	800,000	788,906
Series A, 4.00%, 7/1/2038	1,580,000	1,764,263
Series A, 5.00%, 7/1/2025	580,000	636,511
Series A, 5.00%, 7/1/2026	3,290,000	3,700,075
Series A-BIDDING GROUP 1, 5.00%, 7/1/2029	810,000	967,540
		96,372,241
HAWAII — 0.9%
City & County Honolulu HI Wastewater System Revenue:
5.00%, 7/1/2036	1,000,000	1,171,865
Series A, 4.00%, 7/1/2044	500,000	538,088
City & County of Honolulu HI, General Obligation:
5.00%, 9/1/2030	1,735,000	2,015,667
VRN, 5.00%, 9/1/2030 (b)	1,200,000	1,244,327
City & County of Honolulu, HI, General Obligation:
4.00%, 9/1/2039	735,000	799,651
4.00%, 7/1/2041	500,000	547,433
5.00%, 3/1/2026	710,000	787,998
5.00%, 3/1/2027	500,000	567,072
5.00%, 7/1/2033	750,000	891,726
Series B, 5.00%, 3/1/2025	550,000	597,644
Hawaii, State General Obligation:
5.00%, 10/1/2030	660,000	752,440
Series EO, 5.00%, 8/1/2026	185,000	197,434
Series EY, 5.00%, 10/1/2026	640,000	703,643
Series EY, 5.00%, 10/1/2027	675,000	741,644
Series FB, 4.00%, 4/1/2029	495,000	528,821
Series FE, 5.00%, 10/1/2024	260,000	279,421
Series FG, 4.00%, 10/1/2032	300,000	321,148
Series FG, 5.00%, 10/1/2029	395,000	442,459
Series FH, 4.00%, 10/1/2031	285,000	305,342
Series FH, 5.00%, 10/1/2027	370,000	415,636

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series FK, 4.00%, 5/1/2023	$110,000	$112,837
Series FK, 5.00%, 5/1/2034	480,000	539,305
Series FN, 5.00%, 10/1/2022	300,000	305,650
Series FN, 5.00%, 10/1/2025	335,000	368,789
Series FT, 4.00%, 1/1/2037	100,000	108,187
Series FT, 5.00%, 1/1/2023	700,000	718,777
Series FT, 5.00%, 1/1/2027	115,000	129,973
Series FT, 5.00%, 1/1/2029	2,025,000	2,331,126
Series FT, 5.00%, 1/1/2031	1,995,000	2,284,442
Series FT, 5.00%, 1/1/2036	250,000	284,766
Series FW, 5.00%, 1/1/2023	1,500,000	1,540,236
Series FW, 5.00%, 1/1/2037	1,500,000	1,735,137
Hawaii, State Highway Revenue:
5.00%, 1/1/2036	500,000	591,443
Series B, 5.00%, 1/1/2025	200,000	216,304
Series B, 5.00%, 1/1/2027	215,000	240,587
Series B, 5.00%, 1/1/2029	265,000	295,624
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	69,430
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	326,418
Series A, 5.00%, 7/1/2035	500,000	572,601
Series A, 5.00%, 7/1/2036	255,000	282,283
Series A, 5.00%, 7/1/2037	2,115,000	2,419,009
Series B, 4.00%, 7/1/2032	560,000	597,897
Series B, 4.00%, 7/1/2033	1,810,000	1,930,978
Series B, 5.00%, 7/1/2022	100,000	101,003
Series B, 5.00%, 7/1/2024	170,000	181,393
Honolulu, HI, City & County, General Obligation:
5.00%, 3/1/2031	500,000	596,448
Series A, 5.00%, 10/1/2028	150,000	164,650
Series A, 5.00%, 10/1/2032	185,000	202,350
Series A, 5.00%, 9/1/2034	1,750,000	2,021,705
Series B, 5.00%, 10/1/2029	530,000	580,452
Series B, 5.00%, 10/1/2030	210,000	229,916
Series C, 3.00%, 8/1/2040	1,000,000	982,391
Series C, 5.00%, 7/1/2035	915,000	1,085,407
Series C, 5.00%, 7/1/2038	3,000,000	3,547,127
Series D, 5.00%, 9/1/2023	320,000	334,589
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	586,409
		42,465,098
IDAHO — 0.0% (a)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	90,417
5.00%, 8/1/2030	250,000	281,697
		372,114
Security Description	Principal Amount	Value
ILLINOIS — 2.2%
Champaign County Community Unit School District No 4 Champaign, General Obligation:
5.00%, 1/1/2027	$730,000	$808,724
5.00%, 1/1/2031	545,000	600,252
Chicago, IL, Waterworks Revenue 5.25%, 11/1/2031 (c)	250,000	287,399
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	727,117
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	623,364
County of Cook IL Sales Tax Revenue:
Series A, 4.00%, 11/15/2039	4,850,000	5,179,382
Series A, 4.00%, 11/15/2040	3,745,000	3,993,094
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	280,026
4.00%, 1/1/2025	350,000	368,464
4.00%, 7/1/2025	385,000	408,589
4.00%, 12/1/2035	620,000	678,480
4.00%, 12/1/2036	2,000,000	2,186,498
4.00%, 7/1/2037	4,300,000	4,728,447
4.00%, 7/1/2038	2,250,000	2,459,180
4.00%, 7/1/2039	1,215,000	1,325,803
4.00%, 7/1/2040	500,000	543,118
5.00%, 7/1/2023	165,000	171,503
5.00%, 1/1/2024	455,000	478,979
5.00%, 7/1/2024	430,000	458,328
5.00%, 7/1/2025	150,000	163,872
5.00%, 1/1/2027	285,000	316,061
5.00%, 7/1/2027	1,065,000	1,210,951
5.00%, 1/1/2028	250,000	283,154
5.00%, 7/1/2028	125,000	138,147
5.00%, 7/1/2029	165,000	181,978
5.00%, 1/1/2030	350,000	385,483
5.00%, 7/1/2030	400,000	470,634
5.00%, 7/1/2031	2,000,000	2,347,235
5.00%, 7/1/2032	520,000	583,208
5.00%, 7/1/2033	1,120,000	1,279,773
5.00%, 7/1/2036	1,975,000	2,295,392
5.00%, 7/1/2039	1,110,000	1,289,111
Series A, 5.00%, 10/1/2032	750,000	911,634
Series A, 5.00%, 10/1/2038	485,000	603,731
Illinois, State Finance Clean Water Trust, Revenue:
4.00%, 7/1/2033	1,000,000	1,109,383
4.00%, 7/1/2038	5,000,000	5,477,002
5.00%, 7/1/2030	555,000	664,371
5.00%, 7/1/2035	1,825,000	2,184,948

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Illinois, State Toll Highway Authority Revenue:
4.00%, 1/1/2042	$5,500,000	$5,836,219
4.00%, 1/1/2044	5,405,000	5,647,171
5.00%, 1/1/2043	11,000,000	12,812,058
Series A, 5.00%, 12/1/2032	60,000	65,563
Series A, 5.00%, 1/1/2035	480,000	542,996
Series A, 5.00%, 1/1/2045	4,055,000	4,635,370
Series B, 5.00%, 1/1/2030	935,000	1,108,021
Series B, 5.00%, 1/1/2036	215,000	237,180
Series B, 5.00%, 1/1/2037	445,000	471,174
Series B, 5.00%, 1/1/2040	835,000	908,350
Series C, 5.00%, 1/1/2028	315,000	339,189
Series C, 5.00%, 1/1/2036	215,000	229,906
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	404,137
Series D, 5.00%, 1/1/2032	410,000	430,307
Series D, 5.00%, 1/1/2035	485,000	508,767
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation 5.00%, 1/1/2027	300,000	323,954
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	532,100
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	504,715
Series A, 5.00%, 12/1/2028	350,000	393,388
Sales Tax Securitization Corp.:
Series A, 5.00%, 1/1/2030	1,500,000	1,729,411
Series A, 5.00%, 1/1/2031	750,000	879,129
Series A, 5.00%, 1/1/2032	5,000,000	5,905,485
Series A, 5.00%, 1/1/2040	2,500,000	2,773,391
Sales Tax Securitization Corp., Revenue:
Series A, 4.00%, 1/1/2040	4,350,000	4,609,227
Series A, 5.00%, 1/1/2029	3,825,000	4,340,612
Series A, 5.00%, 1/1/2035	725,000	806,621
Series A, 5.00%, 1/1/2037	900,000	1,027,384
State of Illinois Sales Tax Revenue Series C, 5.00%, 6/15/2022	205,000	206,349
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	262,679
		106,673,668
INDIANA — 0.6%
City of Fishers, IN, Sewage Works Revenue 4.00%, 7/1/2045	900,000	979,241
Security Description	Principal Amount	Value
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	$3,105,000	$3,516,054
Indiana, Finance Authority Revenue:
4.00%, 10/1/2039	500,000	551,224
4.00%, 8/1/2041	300,000	324,874
5.00%, 2/1/2027	110,000	123,560
5.00%, 2/1/2033	925,000	1,063,982
5.00%, 2/1/2034	500,000	574,550
Series A, 5.00%, 2/1/2028	2,125,000	2,428,662
Series A, 5.00%, 6/1/2028	145,000	166,769
Series A, 5.00%, 6/1/2035	645,000	741,833
Series A, 5.00%, 2/1/2037	975,000	1,136,239
Series A, 5.00%, 2/1/2039	520,000	604,437
Series C, 5.00%, 12/1/2023	145,000	152,702
Series C, 5.00%, 12/1/2024	380,000	410,322
Series C, 5.00%, 12/1/2025	385,000	426,245
Series C, 5.00%, 6/1/2027	225,000	254,598
Series C, 5.00%, 6/1/2028	270,000	304,748
Series C, 5.00%, 2/1/2029	795,000	916,608
Series C, 5.00%, 2/1/2030	2,310,000	2,662,579
Indiana, University Revenue:
Series A, 5.00%, 6/1/2023	100,000	103,858
Series A, 5.00%, 6/1/2041	2,510,000	2,764,547
Series W-2, 5.00%, 8/1/2026	340,000	363,974
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,152,338
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
4.00%, 1/1/2037	670,000	720,760
Series A, 4.00%, 2/1/2038	500,000	542,083
Series A, 5.00%, 2/1/2023	605,000	622,507
Series A, 5.00%, 2/1/2030	500,000	583,984
Series A, 5.00%, 2/1/2044	2,010,000	2,289,771
Purdue University Authority Revenue Series EE, 5.00%, 7/1/2035	500,000	598,471
		27,081,520
IOWA — 0.3%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	104,348
5.00%, 8/1/2024	625,000	668,627
5.00%, 8/1/2037	350,000	397,673
5.00%, 8/1/2046	760,000	899,602
Series A, 5.00%, 8/1/2034	500,000	597,045
Series A, 5.00%, 8/1/2035	1,595,000	1,898,584
Series A, 5.00%, 8/1/2039	3,750,000	4,499,334
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	446,204
Iowa, State General Obligation Series A, 5.00%, 6/1/2034	5,000,000	5,970,339

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Iowa, State Revenue:
5.00%, 6/15/2023	$100,000	$103,949
Series A, 5.00%, 6/1/2028	100,000	111,737
		15,697,442
KANSAS — 0.3%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	401,707
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	1,200,000	1,275,530
Series B, 4.00%, 9/1/2036	575,000	610,697
Johnson County KS General Obligation Series A, 5.00%, 9/1/2029	550,000	633,990
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	452,211
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	200,000	209,175
Kansas, Development Finance Authority Revenue 5.00%, 5/1/2023	1,790,000	1,853,219
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	850,000	934,416
5.00%, 9/1/2026	490,000	537,814
5.00%, 9/1/2027	390,000	427,381
5.00%, 9/1/2030	660,000	722,119
5.00%, 9/1/2034	270,000	295,040
Series A, 3.00%, 9/1/2024	150,000	153,900
Series A, 5.00%, 9/1/2026	1,700,000	1,910,830
Series A, 5.00%, 9/1/2029	290,000	309,854
Series A, 5.00%, 9/1/2035	1,280,000	1,454,368
Series A, 5.00%, 9/1/2037	275,000	311,266
Sedgwick County Unified School District No 260 Derby, General Obligation:
4.00%, 9/1/2028	500,000	549,236
Series B, 5.00%, 10/1/2040	500,000	564,187
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	110,326
Security Description	Principal Amount	Value
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	$2,575,000	$2,739,351
		16,456,617
KENTUCKY — 0.1%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	106,474
Series A, 5.00%, 7/1/2025	160,000	174,009
Series B, 5.00%, 7/1/2024	125,000	133,093
Series B, 5.00%, 7/1/2025	230,000	250,137
Series B, 5.00%, 7/1/2026	120,000	133,198
Louisville and Jefferson County Metropolitan Sewer District Revenue:
Series A, 2.25%, 5/15/2043	700,000	552,467
Series A, 2.63%, 5/15/2045	2,485,000	2,076,540
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	362,874
Series A, 3.25%, 4/1/2039	255,000	258,965
Series A, 5.00%, 10/1/2026	150,000	166,193
		4,213,950
LOUISIANA — 0.7%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 1.30%, 2/1/2041 (b)	755,000	705,409
Series A, 4.00%, 2/1/2038	630,000	682,205
Series A, 4.00%, 2/1/2039	2,000,000	2,156,431
Series A, 4.00%, 2/1/2040	6,880,000	7,386,458
Series A, 4.00%, 2/1/2045	1,485,000	1,567,874
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (c)	305,000	330,720
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 4.00%, 10/1/2041 (c)	100,000	105,533
Louisiana, State Gas & Fuels Tax Revenue:
Series B, 5.00%, 5/1/2023	265,000	274,273
Series B, 5.00%, 5/1/2025	635,000	690,146
Series B, 5.00%, 5/1/2026	100,000	111,199
Series C, 5.00%, 5/1/2027	500,000	568,176
Series C, 5.00%, 5/1/2028	250,000	286,685
Series C, 5.00%, 5/1/2030	405,000	460,782
Series C, 5.00%, 5/1/2037	325,000	364,526
Louisiana, State General Obligation:
Series A, 5.00%, 9/1/2027	560,000	639,346

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2030	$1,365,000	$1,584,047
Series A, 5.00%, 3/1/2033	750,000	881,045
Series A, 5.00%, 3/1/2034	750,000	879,940
Series A, 5.00%, 3/1/2035	740,000	852,542
Series A, 5.00%, 3/1/2036	680,000	782,353
Series A, 5.00%, 3/1/2037	500,000	584,037
Series B, 4.00%, 10/1/2034	285,000	305,106
Series B, 4.00%, 10/1/2035	230,000	245,497
Series B, 4.00%, 10/1/2036	250,000	266,318
Series B, 5.00%, 10/1/2026	875,000	982,523
Series B, 5.00%, 8/1/2027	280,000	314,269
Series C, 5.00%, 8/1/2023	210,000	218,905
Series D, 5.00%, 9/1/2029	390,000	436,096
Series D-1, 5.00%, 12/1/2028	350,000	376,417
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	70,000	74,687
State of Louisiana Gasoline & Fuels Tax Revenue 3.00%, 5/1/2041	2,280,000	2,159,021
State of Louisiana, General Obligation:
5.00%, 3/1/2037	1,225,000	1,454,026
5.00%, 3/1/2038	750,000	872,452
Series A, 5.00%, 3/1/2026	2,170,000	2,404,942
Series A, 5.00%, 4/1/2030	500,000	562,750
Series A, 5.00%, 3/1/2039	500,000	579,251
		33,145,987
MAINE — 0.1%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2027	700,000	801,830
Series D, 5.00%, 6/1/2026	110,000	123,284
Series D, 5.00%, 6/1/2028	3,435,000	4,009,336
Maine, State Governmental Facilities Authority Revenue 4.00%, 10/1/2033	1,100,000	1,206,759
Maine, State Turnpike Authority Revenue:
Series A, 4.00%, 11/1/2039	425,000	468,573
Series C, 5.00%, 11/1/2027	130,000	139,430
Series C, 5.00%, 11/1/2037	155,000	175,915
		6,925,127
MARYLAND — 3.8%
Baltimore, MD, General Obligation:
4.00%, 3/1/2033	1,460,000	1,626,621
4.00%, 3/1/2034	565,000	617,885
4.00%, 3/1/2035	1,000,000	1,089,185
5.00%, 3/1/2025	1,050,000	1,141,891
5.00%, 3/1/2026	775,000	864,154
5.00%, 3/1/2031	850,000	1,019,397
Baltimore, MD, Revenue:
5.00%, 3/1/2028	700,000	806,515
Series A, 4.00%, 7/1/2044	2,680,000	2,848,021
Series A, 5.00%, 7/1/2046	230,000	253,574
Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2035	$330,000	$347,663
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,364,502
Series B, 5.00%, 10/15/2024	250,000	269,134
Series B, 5.00%, 10/15/2027	500,000	576,016
County of Anne Arundel MD, General Obligation 5.00%, 10/1/2029	995,000	1,190,614
County of Baltimore MD COPs, 5.00%, 3/1/2032	12,260,000	15,006,939
County of Baltimore MD, General Obligation:
4.00%, 3/1/2038	1,250,000	1,361,871
5.00%, 3/1/2029	900,000	1,066,198
County of Frederick MD, General Obligation Series A, 4.00%, 10/1/2032	1,750,000	1,988,732
County of Montgomery, MD, General Obligation:
5.00%, 11/1/2025	540,000	597,231
Series A, 5.00%, 11/1/2032	575,000	671,607
Series D, 4.00%, 11/1/2029	525,000	574,323
Harford County, MD, General Obligation Series B, 5.00%, 7/1/2026	500,000	561,887
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2031	4,000,000	4,614,214
Series D, 5.00%, 2/15/2026	520,000	579,189
Series D, 5.00%, 2/15/2029	1,970,000	2,283,529
Maryland State Transportation Authority Series A, 5.00%, 7/1/2046	4,475,000	5,290,525
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2027	1,020,000	1,155,406
5.00%, 5/1/2031	4,925,000	5,644,163
5.00%, 5/1/2034	2,000,000	2,284,016
5.00%, 5/1/2038	200,000	227,609
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2025	445,000	475,812
4.00%, 12/15/2025	290,000	300,106
4.00%, 11/1/2027	850,000	891,809
4.00%, 5/1/2028	1,225,000	1,295,927
5.00%, 12/15/2023	175,000	184,357
5.00%, 2/1/2024	345,000	355,012
5.00%, 11/1/2026	105,000	113,108
5.00%, 5/1/2027	1,435,000	1,565,474
5.00%, 10/1/2033	520,000	622,969
Maryland, State General Obligation:
4.00%, 6/1/2027	1,060,000	1,107,385
4.00%, 6/1/2028	1,245,000	1,299,423
4.00%, 6/1/2030	100,000	104,222

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2024	$605,000	$645,602
5.00%, 8/1/2028	1,055,000	1,238,707
5.00%, 8/1/2031	825,000	959,752
5.00%, 8/1/2032	560,000	675,784
5.00%, 8/1/2035	1,850,000	2,220,619
Series A, 4.00%, 3/15/2030	1,760,000	1,907,652
Series A, 5.00%, 8/1/2023	260,000	271,200
Series A, 5.00%, 8/1/2024	1,275,000	1,366,712
Series A, 5.00%, 3/1/2025	210,000	216,563
Series A, 5.00%, 3/15/2025	1,020,000	1,110,355
Series A, 5.00%, 8/1/2025	360,000	395,671
Series A, 5.00%, 3/1/2026	225,000	232,031
Series A, 5.00%, 3/15/2026	1,060,000	1,183,055
Series A, 5.00%, 8/1/2026	5,255,000	5,916,731
Series A, 5.00%, 3/15/2027	1,130,000	1,290,033
Series A, 5.00%, 8/1/2027	4,915,000	5,653,666
Series A, 5.00%, 3/1/2028	2,000,000	2,325,974
Series A, 5.00%, 3/15/2028	2,330,000	2,690,739
Series A, 5.00%, 8/1/2028	12,745,000	14,938,897
Series A, 5.00%, 3/15/2029	850,000	1,007,658
Series A, 5.00%, 8/1/2029	2,000,000	2,386,448
Series A, 5.00%, 3/15/2030	500,000	578,523
Series A, 5.00%, 3/15/2031	1,060,000	1,224,713
Series A, 5.00%, 8/1/2031	9,000,000	10,670,903
Series A GROUP 2, 4.00%, 3/15/2035	3,260,000	3,597,444
Series B, 4.00%, 8/1/2025	180,000	192,004
Series B, 5.00%, 8/1/2022	550,000	557,000
Series B, 5.00%, 8/1/2024	1,045,000	1,120,168
Series B, 5.00%, 8/1/2025	2,120,000	2,330,062
Series B, 5.00%, 8/1/2026	2,030,000	2,285,626
Series B, 5.00%, 8/1/2027	680,000	782,196
Series C, 5.00%, 8/1/2024	1,350,000	1,447,107
Series GRO, 5.00%, 3/15/2029	675,000	800,199
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	100,986
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	151,658
Montgomery, MD, State General Obligation:
Series A, 3.00%, 8/1/2032	900,000	931,488
Series A, 3.00%, 11/1/2034	500,000	512,751
Series B, 4.00%, 12/1/2025	355,000	367,278
Series B, 5.00%, 6/1/2023	500,000	519,468
Series B, 5.00%, 12/1/2024	105,000	110,469
Series C, 4.00%, 10/1/2030	410,000	445,839
Prince George County, MD, General Obligation Series A, 5.00%, 7/15/2025	525,000	576,371
Prince George's County, MD, General Obligation:
Series A, 4.00%, 7/15/2032	660,000	722,019
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2023	$500,000	$520,714
Series A, 5.00%, 7/15/2025	675,000	741,049
Series A, 5.00%, 7/15/2028	7,000,000	8,198,077
Series B, 5.00%, 9/15/2029	525,000	627,736
State of Maryland Department of Transportation 5.00%, 10/1/2028	525,000	588,977
State of Maryland, General Obligation:
5.00%, 8/1/2023	2,000,000	2,086,155
5.00%, 3/15/2024	3,540,000	3,751,413
5.00%, 8/1/2027	3,285,000	3,778,696
5.00%, 8/1/2028	405,000	474,716
Series A, 5.00%, 8/1/2034	10,690,000	13,077,349
Washington, MD, Suburban Sanitary Commission, Revenue:
2.00%, 12/1/2044	2,380,000	1,763,695
2.65%, 6/1/2026	500,000	505,123
3.00%, 6/1/2027	800,000	835,971
3.00%, 6/15/2034	285,000	290,222
4.00%, 6/1/2036	2,295,000	2,483,690
5.00%, 6/15/2022	500,000	504,018
5.00%, 6/15/2024	200,000	213,647
		185,337,584
MASSACHUSETTS — 4.2%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2023	810,000	835,537
Series A, 5.00%, 5/1/2023	3,000,000	3,109,224
City of Worcester, MA, General Obligation:
2.50%, 2/1/2044 (c)	4,550,000	3,794,462
3.00%, 2/1/2046 (c)	5,240,000	4,806,806
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2025	750,000	799,865
Series A, 5.00%, 6/15/2026	525,000	574,505
Commonwealth of Massachusetts Transportation Fund Revenue:
5.00%, 6/1/2035	590,000	625,208
5.00%, 6/1/2041	1,620,000	1,850,179
Series A, 5.00%, 6/1/2024	120,000	127,895
Series A, 5.00%, 6/1/2027	160,000	170,072
Series A, 5.00%, 6/1/2032	2,235,000	2,372,270
Series A, 5.00%, 6/1/2034	865,000	916,995
Series A, 5.00%, 6/1/2043	105,000	118,215
Series A, 5.25%, 6/1/2043	3,000,000	3,458,165
Commonwealth of Massachusetts, General Obligation:
2.00%, 9/1/2042	1,600,000	1,257,704
2.38%, 9/1/2043	5,505,000	4,562,520
2.38%, 9/1/2044	1,650,000	1,353,704

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 9/1/2046	$800,000	$642,649
3.00%, 2/1/2045	4,965,000	4,639,058
5.00%, 7/1/2026	600,000	673,484
5.00%, 5/1/2028	530,000	617,319
5.00%, 7/1/2030	500,000	602,272
5.00%, 1/1/2039	755,000	869,617
5.00%, 5/1/2043	805,000	927,218
Series A, 5.00%, 1/1/2024	3,675,000	3,877,770
Series A, 5.00%, 7/1/2024	670,000	715,817
Series A, 5.00%, 1/1/2025	16,500,000	17,858,890
Series A, 5.00%, 7/1/2025	585,000	641,224
Series C, 5.00%, 10/1/2026	1,170,000	1,320,735
Series D, 5.00%, 2/1/2033	635,000	709,957
Series E, 3.00%, 12/1/2023	2,000,000	2,040,815
Series E, 5.00%, 9/1/2037	525,000	602,541
Massachusetts Clean Water Trust Revenue Series 23B, 5.00%, 2/1/2031	1,000,000	1,219,652
Massachusetts School Building Authority, Revenue Series A, 5.00%, 8/15/2033	500,000	597,327
Massachusetts, Bay Transportation Authority, Revenue Series A, 2.00%, 7/1/2028	140,000	135,907
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
4.00%, 5/1/2025	7,305,000	7,742,871
5.00%, 7/1/2029	850,000	1,004,668
5.00%, 7/1/2036	1,500,000	1,719,167
Series A, Zero Coupon, 7/1/2032	2,000,000	1,499,996
Series A-1, 4.00%, 7/1/2039	550,000	605,496
Series A-2, 5.00%, 7/1/2041	640,000	716,920
Series A-2, 5.00%, 7/1/2042	2,295,000	2,567,727
Series B, 5.00%, 7/1/2026	250,000	273,874
Series B, 5.00%, 7/1/2030	145,000	158,131
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2031	250,000	275,611
Series 20, 5.00%, 2/1/2030	905,000	976,754
Series 20, 5.00%, 2/1/2042	50,000	53,838
Series 23B, 5.00%, 2/1/2026	805,000	896,101
Massachusetts, State Clean Water Trust, Revenue 5.00%, 8/1/2026	500,000	563,183
Massachusetts, State College Building Authority Revenue:
Series A, 5.00%, 5/1/2031	750,000	912,115
Series A, 5.00%, 5/1/2032	600,000	741,019
Series A, 5.00%, 5/1/2037	250,000	272,720
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2026	840,000	936,131
Security Description	Principal Amount	Value
5.00%, 4/1/2032	$130,000	$148,500
5.00%, 10/1/2033 (b)	500,000	521,402
Series A, 4.00%, 7/15/2036	575,000	613,961
Series A, 5.00%, 7/15/2022	700,000	707,833
Series A, 5.00%, 7/15/2027	100,000	112,128
Series A, 5.00%, 10/15/2027	5,000,000	5,771,464
Series A, 5.00%, 7/15/2028	115,000	128,796
Series A, 5.00%, 7/15/2030	140,000	156,491
Series A, 5.00%, 10/15/2030	3,940,000	4,797,680
Series T, 4.00%, 7/1/2042	100,000	106,856
Massachusetts, State General Obligation:
3.00%, 7/1/2039	3,615,000	3,507,778
5.00%, 7/1/2027	600,000	688,081
5.00%, 7/1/2029	675,000	800,798
5.00%, 7/1/2045	1,675,000	1,957,040
Series A, 3.00%, 3/1/2035	3,645,000	3,617,197
Series A, 5.00%, 4/1/2034	100,000	112,079
Series A, 5.00%, 4/1/2036	190,000	212,673
Series A, 5.00%, 1/1/2037	100,000	113,338
Series A, 5.00%, 3/1/2037	110,000	116,249
Series A, 5.00%, 4/1/2037	150,000	167,782
Series A, 5.00%, 3/1/2038	100,000	105,639
Series A, 5.00%, 1/1/2042	135,000	152,157
Series A, 5.00%, 4/1/2042	250,000	278,265
Series A, 5.00%, 1/1/2044	3,000,000	3,371,602
Series A, VRN, 5.00%, 6/1/2044 (b)	23,000,000	23,857,695
Series A, 5.00%, 1/1/2045	1,150,000	1,290,652
Series A, 5.25%, 1/1/2044	800,000	927,141
Series B, 2.50%, 3/1/2043	500,000	427,898
Series B, 5.00%, 7/1/2023	800,000	832,941
Series B, 5.00%, 7/1/2024	900,000	961,545
Series B, 5.00%, 7/1/2027	115,000	131,882
Series B, 5.00%, 7/1/2028	830,000	969,762
Series B, 5.00%, 7/1/2030	250,000	301,136
Series B, 5.00%, 7/1/2036	100,000	110,764
Series C, 5.00%, 10/1/2027	350,000	403,316
Series D, 3.00%, 11/1/2038	750,000	730,468
Series D, 3.00%, 11/1/2041	2,200,000	2,115,821
Series D, 3.00%, 11/1/2042	1,975,000	1,883,577
Series D, 4.00%, 11/1/2036	900,000	985,037
Series D, 4.00%, 11/1/2037	5,000,000	5,469,801
Series D, 4.00%, 11/1/2041	650,000	706,707
Series D, 5.00%, 7/1/2023	605,000	629,912
Series D, 5.00%, 7/1/2027	250,000	286,701
Series E, 3.00%, 11/1/2035	5,495,000	5,446,101
Series E, 3.00%, 4/1/2044	180,000	169,212
Series E, 5.00%, 9/1/2027	965,000	1,110,228
Series E, 5.00%, 11/1/2027	960,000	1,107,954
Series E, 5.00%, 9/1/2029	380,000	385,358
Series F, 5.00%, 11/1/2040	510,000	575,199
Series G, 5.00%, 9/1/2029	500,000	594,816
Series H, 5.00%, 12/1/2022	195,000	199,751
Series I, 5.00%, 12/1/2034	395,000	441,887

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series J, 4.00%, 12/1/2039	$225,000	$240,204
Series J, 4.00%, 12/1/2045	150,000	159,110
Series J, 5.00%, 12/1/2036	110,000	122,909
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 4.00%, 8/15/2045	2,500,000	2,692,021
Series A, 5.00%, 2/15/2033	110,000	116,339
Series A, 5.00%, 2/15/2036	1,655,000	1,750,369
Series A, 5.00%, 2/15/2049	1,585,000	1,759,883
Series B, 4.00%, 2/15/2040	400,000	413,242
Series B, 5.00%, 11/15/2029	125,000	140,086
Series C, 5.00%, 8/15/2025	135,000	148,383
Series C, 5.00%, 11/15/2034	420,000	467,861
Massachusetts, State Water Resources Authority Revenue:
5.00%, 8/1/2043	510,000	600,927
Series B, 5.00%, 8/1/2027	4,450,000	5,113,931
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	169,596
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,325,026
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,309,467
Series C, 5.00%, 1/1/2024	1,795,000	1,891,817
Series C, 5.00%, 1/1/2032	850,000	989,843
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	158,560
Series 1, 5.00%, 11/1/2032	1,000,000	1,179,272
Series 1, 5.00%, 11/1/2033	2,000,000	2,355,275
Series 1, 5.00%, 11/1/2039	40,000	43,048
Series 1, 5.00%, 11/1/2044	105,000	113,000
Series 1-UNIVERSITY OF MAS, 5.25%, 11/1/2042	825,000	940,891
Series 2019-1, 5.00%, 5/1/2029	2,270,000	2,680,716
Series 2021-1-SENIOR, 5.00%, 11/1/2026	4,780,000	5,394,576
		206,937,303
MICHIGAN — 0.9%
Bloomfield Hills School District, General Obligation 4.00%, 5/1/2045	500,000	540,219
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2030	550,000	657,648
Campbell Union High School District, General Obligation 5.00%, 5/1/2031	500,000	587,960
Lansing Board of Water & Light Revenue Series A, 5.00%, 7/1/2044	2,350,000	2,678,597
Security Description	Principal Amount	Value
Macomb, MI, Interceptor Drain Drainage District, Special Assessment Series A, 5.00%, 5/1/2032	$335,000	$378,784
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	1,000,000	1,116,244
5.00%, 4/15/2030	155,000	170,063
5.00%, 4/15/2031	545,000	597,930
Series B, 5.00%, 2/15/2038	1,775,000	2,040,727
Series B, 5.00%, 2/15/2044	1,500,000	1,708,867
Series I, 3.00%, 10/15/2045	3,545,000	3,368,359
Series I, 4.00%, 10/15/2040	3,300,000	3,589,806
Series I, 4.00%, 10/15/2041	2,845,000	3,090,107
Series I, 5.00%, 10/15/2028	100,000	112,150
Series I, 5.00%, 10/15/2030	390,000	435,243
Series I, 5.00%, 10/15/2032	255,000	284,117
Series I, 5.00%, 10/15/2033	330,000	367,380
Series I, 5.00%, 4/15/2038	295,000	321,477
Series I, 5.00%, 4/15/2041	130,000	142,730
Michigan, State Building Authority, General Obligation 5.00%, 5/15/2035	1,940,000	2,312,222
Michigan, State Finance Authority Revenue:
4.00%, 11/1/2045	3,000,000	3,226,153
5.00%, 11/1/2034	285,000	332,527
5.00%, 11/1/2036	250,000	290,220
Series B, 5.00%, 10/1/2025	230,000	252,790
Series B, 5.00%, 10/1/2028	250,000	282,783
Series I, 4.00%, 10/15/2035	225,000	238,483
Series I, 5.00%, 4/15/2022	295,000	295,367
Series I, 5.00%, 4/15/2024	510,000	541,489
Series I, 5.00%, 4/15/2028	175,000	192,140
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	257,190
3.00%, 5/15/2039	2,440,000	2,409,208
Series B, 5.00%, 11/1/2022	150,000	153,247
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	161,659
State of Michigan Trunk Line Revenue:
4.00%, 11/15/2044	500,000	538,931
5.00%, 11/15/2025	1,640,000	1,813,726
State of Michigan, General Obligation:
3.00%, 5/15/2036	1,140,000	1,135,062
4.00%, 5/15/2037	1,715,000	1,895,972
4.00%, 5/15/2040	835,000	918,282
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	319,433
5.00%, 4/1/2040	465,000	513,136
Series A, 4.00%, 4/1/2045	700,000	751,145
Series A, 5.00%, 4/1/2025	225,000	245,413

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2026	$575,000	$641,741
Series A, 5.00%, 4/1/2034	450,000	512,069
Series A, 5.00%, 4/1/2042	545,000	617,538
		43,036,334
MINNESOTA — 1.2%
Anoka-Hennepin Independent School District No 11, General Obligation 3.00%, 2/1/2045	780,000	754,071
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	122,609
Series A, 4.00%, 2/1/2028	100,000	106,427
Series A, 5.00%, 2/1/2026	500,000	551,525
Elk River, Independent School District No 728, General Obligation Series A, 2.00%, 2/1/2034	845,000	738,978
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	552,800
5.00%, 12/15/2029	225,000	236,798
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	373,350
Series C, 5.00%, 3/1/2025	125,000	135,791
Series C, 5.00%, 12/1/2028	3,000,000	3,529,922
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,259,626
Series C, 5.00%, 1/1/2036	100,000	110,437
Minnesota, State Revenue Series A, 5.00%, 6/1/2027	105,000	108,866
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2024	750,000	802,884
Series A, 5.00%, 8/1/2028	150,000	164,253
Series A, 5.00%, 10/1/2028	205,000	235,768
Series A, 5.00%, 8/1/2037	5,000,000	5,889,764
Series A, 5.00%, 8/1/2038	1,500,000	1,748,550
Series B, 4.00%, 8/1/2026	520,000	562,891
Series B, 5.00%, 8/1/2025	710,000	779,388
Series D, 5.00%, 8/1/2022	120,000	121,551
Series D, 5.00%, 10/1/2026	325,000	366,722
Series E, 5.00%, 10/1/2027	100,000	115,233
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	140,033
North State Paul-Maplewood-Oakdale Independent School District No 622 Series A, 3.00%, 2/1/2039	3,000,000	3,023,057
Security Description	Principal Amount	Value
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	$325,000	$345,766
State of Minnesota, General Obligation:
4.00%, 9/1/2037	1,400,000	1,572,361
4.00%, 9/1/2038	1,540,000	1,725,218
4.00%, 9/1/2039	4,300,000	4,801,238
5.00%, 9/1/2030	5,000,000	6,068,087
5.00%, 8/1/2031	2,000,000	2,420,420
Series A, 5.00%, 8/1/2025	1,225,000	1,344,718
Series A, 5.00%, 8/1/2027	640,000	735,138
Series B, 5.00%, 8/1/2026	2,325,000	2,613,660
Series D, 5.00%, 10/1/2028	540,000	621,048
State of Mississippi, General Obligation Series A, 5.00%, 8/1/2035	1,495,000	1,738,234
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	550,784
Series A, 5.00%, 4/1/2041	350,000	385,809
Series A, 5.00%, 9/1/2041	200,000	226,918
Series B, 5.00%, 12/1/2027	2,965,000	3,416,959
Series B, 5.00%, 10/1/2028	3,000,000	3,511,509
Virginia, Independent School District No 706, General Obligation Series A, 5.00%, 2/1/2031	900,000	1,039,044
		58,648,205
MISSISSIPPI — 0.2%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	415,000	467,531
Series A, 5.00%, 8/1/2027	250,000	281,645
Mississippi, State General Obligation:
4.00%, 6/1/2034	1,075,000	1,179,207
4.00%, 10/1/2041	965,000	1,039,479
Series A, 5.00%, 10/1/2027	330,000	363,754
Series A, 5.00%, 10/1/2031	1,850,000	2,131,811
Series A, 5.00%, 6/1/2032	1,605,000	1,916,856
Series A, 5.00%, 10/1/2032	415,000	478,217
Series A, 5.00%, 10/1/2034	135,000	155,565
Series B, 3.00%, 10/1/2035	795,000	800,877
Series B, 5.00%, 12/1/2026	110,000	124,522
Series B, 5.00%, 12/1/2028	250,000	281,899
Series B, 5.00%, 12/1/2030	1,880,000	2,129,097
Series B, 5.00%, 12/1/2031	150,000	169,875
Series B, 5.00%, 12/1/2033	120,000	126,314
Series B, 5.00%, 12/1/2034	100,000	113,250
Series B, 5.00%, 12/1/2036	100,000	113,250
Series C, 5.00%, 10/1/2027	195,000	214,946

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mississippi, State University Educational Building Corp., Revenue Series A, 4.00%, 8/1/2043	$135,000	$142,591
		12,230,686
MISSOURI — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District 4.00%, 10/1/2034	550,000	606,639
County of State Louis MO Revenue Series A, 3.00%, 12/1/2031	500,000	516,329
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	598,234
Series A, 5.00%, 2/1/2028	225,000	258,341
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2040	320,000	332,014
Series A, 4.00%, 1/1/2042	1,000,000	1,093,064
Series A, 5.00%, 1/1/2029	120,000	129,115
Series A, 5.00%, 1/1/2032	100,000	115,275
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	348,480
Series A, 5.00%, 5/1/2037	350,000	394,134
Series A, 5.00%, 5/1/2042	4,865,000	5,448,790
Series B, 5.00%, 5/1/2034	220,000	238,963
Series C, 4.00%, 5/1/2041	2,590,000	2,794,172
Missouri State, Environmental Improvement & Resources Authority Revenue Series B, 5.00%, 1/1/2026	925,000	1,015,738
Missouri, State Board of Public Buildings Revenue:
Series A, 4.00%, 4/1/2024	150,000	156,327
Series B, 4.00%, 10/1/2028	595,000	653,791
Missouri, State Highways & Transit Commission, State Road Revenue,:
5.00%, 11/1/2024	5,500,000	5,919,072
Series B, 5.00%, 11/1/2024	500,000	538,097
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	405,000	430,858
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	26,773
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	208,508
		21,822,714
Security Description	Principal Amount	Value
NEBRASKA — 0.2%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	$2,000,000	$2,265,293
5.00%, 9/1/2032	310,000	350,040
5.00%, 9/1/2034	310,000	349,118
Omaha School District, General Obligation 2.00%, 12/15/2042	1,545,000	1,167,521
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	163,748
Series A, 5.00%, 2/1/2028	465,000	515,265
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2027	560,000	639,675
5.00%, 7/15/2028	500,000	582,375
5.00%, 7/15/2030	1,000,000	1,159,764
5.00%, 7/15/2031	725,000	889,318
Series A, 4.00%, 7/15/2030	500,000	541,590
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,618,741
		11,242,448
NEVADA — 1.0%
City of Henderson NV, General Obligation 4.00%, 6/1/2045	800,000	869,177
Clark County, NV, General Obligation:
3.00%, 7/1/2035	800,000	808,260
3.00%, 7/1/2039	500,000	492,992
4.00%, 7/1/2031	650,000	700,166
5.00%, 6/1/2022	300,000	301,953
5.00%, 6/1/2025	430,000	468,818
5.00%, 6/1/2026	150,000	167,416
5.00%, 6/1/2027	110,000	125,365
5.00%, 11/1/2028	145,000	157,408
5.00%, 6/1/2031	850,000	1,000,417
Series A, 5.00%, 11/1/2024	180,000	193,480
Series A, 5.00%, 11/1/2026	420,000	468,253
Series A, 5.00%, 6/1/2027	140,000	159,556
Series A, 5.00%, 11/1/2029	575,000	637,968
Series A, 5.00%, 6/1/2036	810,000	927,454
Series A, 5.00%, 6/1/2037	1,910,000	2,179,550
Series B, 5.00%, 11/1/2023	110,000	115,523
Series B, 5.00%, 11/1/2024	170,000	182,731
Series B, 5.00%, 11/1/2025	100,000	110,125
Series B, 5.00%, 11/1/2026	180,000	202,724
Series B, 5.00%, 11/1/2028	120,000	134,814
Series B, 5.00%, 12/1/2030	525,000	612,578
Series B, 5.00%, 12/1/2032	1,685,000	1,959,836
Series B, 5.00%, 12/1/2033	1,020,000	1,184,944
Series B, 5.00%, 12/1/2035	950,000	1,098,494
Series C, 3.00%, 7/1/2038	1,695,000	1,676,951

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.00%, 7/1/2033	$1,500,000	$1,653,053
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	111,798
5.00%, 7/1/2030	2,750,000	3,289,654
5.00%, 7/1/2036	125,000	140,699
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	106,466
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	135,304
5.00%, 7/1/2025	250,000	273,945
5.00%, 7/1/2026	995,000	1,116,860
5.00%, 7/1/2027	200,000	223,802
County of Washoe NV Revenue 5.00%, 2/1/2042	5,700,000	6,561,049
Las Vegas Valley, NV, Water District, General Obligation:
4.00%, 6/1/2046	1,550,000	1,667,947
5.00%, 6/1/2026	605,000	676,524
Series A, 5.00%, 6/1/2027	175,000	195,540
Series A, 5.00%, 6/1/2030	3,100,000	3,716,490
Series A, 5.00%, 6/1/2031	125,000	138,355
Series A, 5.00%, 6/1/2032	100,000	110,601
Series A, 5.00%, 6/1/2037	200,000	220,616
Series B, 5.00%, 6/1/2024	6,670,000	7,108,843
Series B, 5.00%, 12/1/2025	150,000	163,926
Series C, 3.00%, 6/1/2033	850,000	866,974
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	315,626
Series C, 4.00%, 9/1/2037	140,000	147,239
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	779,490
5.00%, 12/1/2026	310,000	346,517
5.00%, 12/1/2028	560,000	622,891
5.00%, 12/1/2030	185,000	209,777
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2031	105,000	116,953
5.00%, 7/1/2034	145,000	160,761
		48,114,653
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	688,090
NEW JERSEY — 0.4%
Hudson County, NJ, General Obligation 3.00%, 11/15/2041	1,700,000	1,676,107
Security Description	Principal Amount	Value
Hudson County, NJ, Improvement Authority Revenue:
3.00%, 10/1/2039	$1,980,000	$1,957,274
4.00%, 10/1/2040	1,540,000	1,687,734
5.00%, 5/1/2041	500,000	546,780
Monmouth County Improvement Authority Revenue Series B, 5.00%, 12/1/2025	550,000	609,743
New Brunswick, NJ, Parking Authority Revenue Series A, 5.00%, 9/1/2032	120,000	131,954
New Jersey, State Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2022	750,000	757,319
Series B, 5.00%, 7/1/2031	1,030,000	1,176,084
Series C, 2.00%, 3/1/2041	1,635,000	1,334,517
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	254,654
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	757,716
Ocean,NJ, General Obligation 2.25%, 9/15/2033	1,500,000	1,376,670
Toms River, NJ, Board of Education, General Obligation:
3.00%, 7/15/2032	1,440,000	1,454,417
3.00%, 7/15/2035	1,000,000	1,007,712
Union County, NJ, General Obligation:
Series A & B, 3.00%, 3/1/2023	1,000,000	1,013,555
Series A & B, 3.00%, 3/1/2027	1,410,000	1,448,776
		17,191,012
NEW MEXICO — 0.3%
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	224,559
Series 2017, 5.00%, 8/1/2025	230,000	251,777
Series 2017, 5.00%, 8/1/2027	645,000	723,088
Series B, 5.00%, 8/1/2023	1,400,000	1,460,873
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2024	1,520,000	1,621,677
Series B1, 5.00%, 6/15/2027	115,000	122,462
New Mexico, State General Obligation 5.00%, 3/1/2024	255,000	270,227
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2025	120,000	131,295

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2022	$340,000	$342,475
Series B, 4.00%, 7/1/2023	100,000	102,882
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	379,983
Series A, 5.00%, 7/1/2025	645,000	705,712
Series B, 4.00%, 7/1/2024	200,000	209,262
Series B, 5.00%, 7/1/2026	100,000	112,031
State of New Mexico, General Obligation:
5.00%, 3/1/2024	5,000,000	5,298,574
5.00%, 3/1/2026	1,045,000	1,163,963
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	455,246
		13,576,086
NEW YORK — 19.3%
Battery Park City, NY, Authority Revenue:
Series B, 5.00%, 11/1/2038	500,000	593,212
Series B, 5.00%, 11/1/2040	500,000	591,566
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	131,018
Build NYC Resource Corp., Revenue 4.00%, 11/1/2026	900,000	978,240
City of New York NY, General Obligation:
4.00%, 12/1/2043	435,000	457,328
5.00%, 8/1/2023	1,440,000	1,502,806
5.00%, 3/1/2027	600,000	677,199
5.00%, 8/1/2028	660,000	753,100
5.00%, 8/1/2033	500,000	597,659
5.00%, 12/1/2036	550,000	627,089
5.25%, 10/1/2030	560,000	645,623
Series 1, 5.00%, 8/1/2027	595,000	676,685
Series A-1, 4.00%, 8/1/2034	800,000	855,343
Series A-1, 4.00%, 8/1/2038	5,000,000	5,310,326
Series A-1, 5.00%, 8/1/2030	2,000,000	2,372,166
Series B-1, 3.00%, 10/1/2044	515,000	466,895
Series B-1, 4.00%, 10/1/2039	950,000	1,010,337
Series B-1, 5.00%, 11/1/2032	1,600,000	1,895,102
Series B-1, 5.00%, 12/1/2034	730,000	812,958
Series B-1, 5.00%, 12/1/2041	2,815,000	3,103,546
Series F-1, 4.00%, 3/1/2038	785,000	831,849
Series F-1, 4.00%, 3/1/2040	950,000	1,002,688
Series L-6, 5.00%, 4/1/2028	800,000	919,163
Series L-6, 5.00%, 4/1/2031	555,000	646,976
County of Westchester, NY, General Obligation:
5.00%, 10/15/2027	5,725,000	6,611,567
5.00%, 10/15/2028	5,000,000	5,879,808
Security Description	Principal Amount	Value
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	$220,000	$242,274
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	2,700,000	2,993,081
Series A, 5.25%, 11/15/2035	250,000	278,649
Series B-1, 5.00%, 11/15/2029	780,000	878,079
Series B-1, 5.00%, 11/15/2034	7,615,000	8,511,640
Series B-1, 5.00%, 11/15/2036	350,000	384,532
Series B-2, 4.00%, 11/15/2033	330,000	350,712
Series B-2, 5.00%, 11/15/2025	2,520,000	2,787,654
Series B-2, 5.00%, 11/15/2026	5,045,000	5,711,355
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	163,589
5.00%, 7/1/2030	750,000	844,500
5.00%, 5/1/2031	2,095,000	2,404,136
5.00%, 5/1/2032	525,000	605,433
5.00%, 5/1/2034	525,000	603,387
Series A, 3.88%, 7/1/2042	200,000	209,691
Series A, 5.00%, 7/1/2027	500,000	567,275
Series A, 5.00%, 7/1/2030	205,000	230,830
Series C, 5.00%, 7/1/2028	200,000	226,343
New York & New Jersey, Port Authority Revenue:
4.00%, 11/1/2037	500,000	539,214
4.00%, 9/1/2038	500,000	537,330
4.00%, 12/15/2038	100,000	102,781
5.00%, 7/15/2030	500,000	581,472
5.00%, 7/15/2032	1,625,000	1,877,094
5.00%, 7/15/2033	1,915,000	2,207,976
5.00%, 9/1/2034	535,000	618,912
5.00%, 7/15/2035	360,000	413,195
5.00%, 9/1/2035	1,750,000	2,020,041
5.00%, 9/1/2036	4,500,000	5,183,308
Series 198, 5.00%, 11/15/2036	145,000	161,680
Series 198, 5.00%, 11/15/2041	160,000	177,444
Series 205, 5.00%, 11/15/2032	3,710,000	4,244,593
Series 205, 5.00%, 11/15/2035	160,000	182,874
New York City Transitional Finance Authority Building Aid Revenue:
Series S-1-SUBSER, 4.00%, 7/15/2035	1,105,000	1,187,690

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series S-1-SUBSER, 5.00%, 7/15/2033	$6,000,000	$7,080,691
Series S-2, 5.00%, 7/15/2036	590,000	662,338
New York City Transitional Finance Authority Future Tax Secured Revenue:
3.00%, 11/1/2037	2,000,000	1,938,844
4.00%, 5/1/2038	3,690,000	3,914,435
4.00%, 11/1/2038	1,505,000	1,599,602
4.00%, 5/1/2039	875,000	926,751
4.00%, 11/1/2042	6,015,000	6,258,586
4.00%, 5/1/2044	775,000	807,635
5.00%, 8/1/2025	885,000	967,302
5.00%, 5/1/2027	640,000	723,648
5.00%, 11/1/2029	720,000	817,803
5.00%, 5/1/2033	565,000	666,235
5.00%, 11/1/2034	600,000	707,950
5.00%, 5/1/2039	1,110,000	1,272,214
5.00%, 8/1/2040	640,000	721,596
Series A-1, 4.00%, 11/1/2036	1,875,000	2,005,005
Series A-1, 5.00%, 11/1/2027	5,000,000	5,702,694
Series A-1, 5.00%, 11/1/2029	5,000,000	5,895,486
Series A-2, 5.00%, 8/1/2038	1,585,000	1,771,357
Series B-1, 4.00%, 11/1/2039	1,895,000	1,995,523
Series B-1, 4.00%, 8/1/2045	2,500,000	2,605,437
Series B-1, 5.00%, 11/1/2023	1,240,000	1,303,052
Series B-1, 5.00%, 8/1/2030	550,000	627,286
Series B-1, 5.00%, 8/1/2034	960,000	1,137,242
New York State Dormitory Authority:
4.00%, 10/1/2035 (c)	865,000	951,930
5.00%, 10/1/2027 (c)	855,000	980,935
New York State Dormitory Authority, Revenue:
5.00%, 10/1/2024 (c)	3,005,000	3,225,662
5.00%, 2/15/2025	3,280,000	3,553,124
5.00%, 2/15/2028	1,390,000	1,571,545
5.00%, 2/15/2029	500,000	564,071
Series A, 4.00%, 7/1/2040	500,000	543,581
Series A, 4.00%, 3/15/2043	1,000,000	1,050,954
Series A, 4.00%, 7/1/2046	4,300,000	4,636,510
Series A, 5.00%, 3/15/2027	780,000	882,992
Series A, 5.00%, 3/15/2029	575,000	673,545
Series A, 5.00%, 3/15/2030	950,000	1,128,434
Series A, 5.00%, 3/15/2031	3,000,000	3,609,075
Series A, 5.00%, 3/15/2035	1,205,000	1,339,864
Series A, 5.00%, 7/1/2039	4,000,000	4,620,599
Series A-GROUP 1, 5.00%, 3/15/2027	1,270,000	1,437,692
Series A-GROUP 3, 3.00%, 3/15/2038	1,575,000	1,505,257
Series A-GROUP 3, 5.00%, 3/15/2042	2,700,000	3,037,775
Series A-GROUP B, 5.00%, 3/15/2032	520,000	584,504
Security Description	Principal Amount	Value
Series A-GROUP B, 5.00%, 3/15/2038	$1,390,000	$1,554,150
Series A-GROUP C, 5.00%, 3/15/2040	620,000	691,687
Series A-GROUP C, 5.00%, 3/15/2041	530,000	590,497
Series A-STATE PERSON, 4.00%, 3/15/2037	1,550,000	1,656,325
Series B, 5.00%, 2/15/2036	585,000	655,085
Series B, 5.00%, 10/1/2038	1,250,000	1,441,402
Series D, 5.00%, 2/15/2030	685,000	812,660
Series E, 5.00%, 3/15/2024	1,250,000	1,324,899
Series E, 5.00%, 3/15/2040	1,075,000	1,223,338
New York State Thruway Authority, Revenue:
Series A-1- GROUP 1, 5.00%, 3/15/2031	570,000	680,671
Series A-1-GROUP 2, 4.00%, 3/15/2036	500,000	537,945
Series A-1-GROUP 2, 5.00%, 3/15/2034	875,000	1,030,508
Series A-1-GROUP 3, 4.00%, 3/15/2044	800,000	846,965
New York State Urban Development Corp., Revenue:
4.00%, 3/15/2042	870,000	914,436
5.00%, 3/15/2035	1,385,000	1,603,466
5.00%, 3/15/2038	3,235,000	3,718,838
Series A, 4.00%, 3/15/2039	1,350,000	1,426,766
Series A, 5.00%, 3/15/2035	1,925,000	2,228,645
Series A, 5.00%, 3/15/2037	570,000	659,913
Series A, 5.00%, 3/15/2040	1,175,000	1,352,196
Series C-, 5.00%, 3/15/2038	1,090,000	1,226,222
Series E GROUP 1, 5.00%, 3/15/2030	500,000	591,134
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
3.50%, 6/15/2042	900,000	899,714
4.00%, 6/15/2024	2,845,000	2,970,606
4.00%, 6/15/2025	575,000	610,157
4.00%, 6/15/2042	6,760,000	7,201,824
4.00%, 6/15/2043	1,650,000	1,754,157
5.00%, 6/15/2024	1,055,000	1,124,159
5.00%, 6/15/2026	3,000,000	3,273,286
5.00%, 6/15/2027	2,380,000	2,626,697
5.00%, 6/15/2028	500,000	561,237
5.00%, 6/15/2034	1,000,000	1,157,983
5.00%, 6/15/2037	850,000	942,884
5.00%, 6/15/2040	725,000	820,126
Series AA, 5.00%, 6/15/2040	3,705,000	4,272,171
Series AA-2, 5.00%, 6/15/2028	2,000,000	2,244,949
Series BB-, 5.00%, 6/15/2026	4,000,000	4,312,468

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series BB-1, 3.00%, 6/15/2044	$10,580,000	$9,836,298
Series BB-1, 4.00%, 6/15/2045	675,000	718,743
Series BB-1, 5.00%, 6/15/2044	670,000	781,460
Series BB-2, 5.00%, 6/15/2031	530,000	601,949
Series CC-, 4.00%, 6/15/2041	500,000	531,080
Series CC-, 4.00%, 6/15/2042	975,000	1,033,139
Series CC-, 5.00%, 6/15/2022	510,000	514,115
Series CC-1, 4.00%, 6/15/2037	250,000	266,788
Series CC-1, 4.00%, 6/15/2041	900,000	955,944
Series CC-1, 4.00%, 6/15/2042	500,000	529,815
Series CC-1, 5.00%, 6/15/2034	1,335,000	1,559,168
Series DD-2, 5.00%, 6/15/2025	7,135,000	7,530,047
Series EE 2, 5.00%, 6/15/2040	3,940,000	4,507,724
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2029	695,000	764,695
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2035	1,000,000	1,096,918
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2040	4,240,000	4,811,708
Series FF, 4.00%, 6/15/2041	5,000,000	5,321,120
Series FF, 5.00%, 6/15/2034	1,750,000	1,995,334
Series FF, 5.00%, 6/15/2039	3,060,000	3,465,490
Series FF, 5.00%, 6/15/2041	1,000,000	1,162,807
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,232,696
Series GG, 5.00%, 6/15/2037	190,000	205,750
Series GG, 5.00%, 6/15/2039	350,000	378,564
Series GG-, 5.00%, 6/15/2030	900,000	1,075,157
Series HH, 5.00%, 6/15/2039	155,000	167,650
Sub-Series CC1, 5.00%, 6/15/2038	145,000	160,709
New York, NY, City Transitional Finance Authority Building Aid Revenue:
5.00%, 7/15/2034	750,000	886,581
5.00%, 7/15/2039	500,000	586,516
Series B-1, 5.00%, 8/1/2031	1,925,000	2,193,423
Series S-, 5.00%, 7/15/2022	100,000	101,127
Series S-, 5.00%, 7/15/2028	160,000	172,534
Series S-, 5.00%, 7/15/2043	220,000	234,467
Security Description	Principal Amount	Value
Series S-1, 4.00%, 7/15/2036	$255,000	$271,387
Series S-1, 5.00%, 7/15/2022	145,000	146,635
Series S-1, 5.00%, 7/15/2025	1,260,000	1,381,663
Series S-1, 5.00%, 7/15/2032	520,000	600,670
Series S-1, 5.00%, 7/15/2033	5,000,000	5,761,798
Series S-1, 5.00%, 7/15/2035	630,000	707,906
Series S-2A, 4.00%, 7/15/2038	500,000	530,363
Series S-3-SUBSER, 4.00%, 7/15/2038	500,000	530,363
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	800,204
Series S-3-SUBSER, 5.00%, 7/15/2026	500,000	558,243
Series S-3-SUBSER, 5.00%, 7/15/2035	3,000,000	3,443,292
Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	9,405,290
Series S-4A, 5.00%, 7/15/2033	250,000	288,090
Series S-4A, 5.25%, 7/15/2035	1,465,000	1,713,830
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 5/1/2036	600,000	638,184
4.00%, 5/1/2037	500,000	531,259
4.00%, 11/1/2040	2,335,000	2,436,321
4.00%, 5/1/2045	7,850,000	8,164,219
5.00%, 11/1/2023	3,300,000	3,467,799
5.00%, 5/1/2025	500,000	543,253
5.00%, 11/1/2026	545,000	610,262
5.00%, 11/1/2027	2,045,000	2,332,401
5.00%, 11/1/2028	500,000	575,069
5.00%, 5/1/2031	750,000	896,966
5.00%, 11/1/2032	4,000,000	4,737,755
5.00%, 2/1/2034	600,000	669,954
5.00%, 5/1/2034	250,000	274,712
5.00%, 5/1/2036	245,000	268,818
5.00%, 8/1/2038	500,000	565,703
5.00%, 2/1/2039	710,000	786,294
5.00%, 8/1/2042	5,595,000	6,285,828
5.25%, 8/1/2037	5,045,000	5,822,571
Series 1-REMK, 5.00%, 11/1/2026	500,000	559,874
Series A-1, 5.00%, 8/1/2023	6,400,000	6,680,001
Series A-1, 5.00%, 11/1/2023	1,200,000	1,261,018
Series A-1, 5.00%, 11/1/2026	875,000	979,779
Series A-1, 5.00%, 8/1/2027	275,000	300,574
Series A-1, 5.00%, 8/1/2029	170,000	185,352
Series A-1, 5.00%, 8/1/2031	150,000	159,834
Series A-1, 5.00%, 8/1/2033	2,915,000	3,348,984
Series A-1, 5.00%, 8/1/2036	2,000,000	2,283,087
Series A-2, 5.00%, 5/1/2036	540,000	621,850
Series A-2, 5.00%, 8/1/2036	1,640,000	1,842,364
Series A-2, 5.00%, 8/1/2039	700,000	781,196

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A-3, 3.00%, 5/1/2045	$1,550,000	$1,436,731
Series A-3, 4.00%, 5/1/2042	6,000,000	6,242,979
Series A-3, 4.00%, 5/1/2043	1,165,000	1,209,824
Series A-3, 5.00%, 8/1/2040	500,000	557,208
Series B-1, 4.00%, 8/1/2037	105,000	109,711
Series B-1, 4.00%, 8/1/2038	800,000	852,549
Series B-1, 4.00%, 8/1/2039	9,750,000	10,369,872
Series B-1, 5.00%, 11/1/2028	500,000	580,129
Series B-1, 5.00%, 8/1/2029	40,000	45,642
Series B-1, 5.00%, 8/1/2030	295,000	326,972
Series B-1, 5.00%, 8/1/2031	175,000	186,473
Series B-1, 5.00%, 8/1/2034	500,000	563,024
Series B-1, 5.00%, 11/1/2034	545,000	635,362
Series B-1, 5.00%, 11/1/2035	160,000	174,523
Series B-1, 5.00%, 8/1/2038	2,845,000	3,125,052
Series B-1, 5.00%, 8/1/2040	1,750,000	1,919,257
Series C, 5.00%, 11/1/2022	100,000	102,159
Series C, 5.00%, 11/1/2025	395,000	433,265
Series C, 5.00%, 11/1/2026	120,000	130,530
Series C, 5.00%, 11/1/2027	150,000	162,976
Series C1, 5.00%, 11/1/2034	7,000,000	8,090,737
Series C-SUBORDINATE, 5.00%, 11/1/2023	125,000	131,356
Series D-1, 5.00%, 2/1/2026	100,000	105,514
Series D-S, 4.00%, 11/1/2047	500,000	518,375
Series E-1, 4.00%, 2/1/2041	110,000	113,876
Series E-1, 4.00%, 2/1/2043	6,850,000	7,153,606
Series E-1, 5.00%, 2/1/2030	370,000	417,997
Series F-1, 5.00%, 5/1/2032	5,500,000	6,232,957
Series F-1, 5.00%, 5/1/2036	515,000	576,017
Series F-1, 5.00%, 5/1/2039	615,000	683,833
New York, NY, Dormitory Authority, Income Tax Authority, Revenue:
5.00%, 2/15/2026	1,515,000	1,677,305
Series A, 5.00%, 3/15/2025	900,000	975,948
Series B, 5.00%, 2/15/2026	585,000	647,672
Series D, 5.00%, 2/15/2025	600,000	649,322
Series D, 5.00%, 2/15/2026	920,000	1,018,561
New York, NY, Dormitory Authority, Revenue:
5.00%, 10/1/2022 (c)	670,000	682,285
ETM, 5.00%, 2/15/2023	355,000	365,743
Series B, ETM, 5.00%, 2/15/2023	565,000	582,072
New York, NY, Dormitory Authority, Sales Tax Revenue:
Series A, 4.00%, 3/15/2047	2,000,000	2,079,994
Series A, 5.00%, 9/15/2023	7,965,000	8,336,784
Series A-GROUP 3, 3.00%, 3/15/2041	710,000	667,252
Series C, 5.00%, 3/15/2025	555,000	602,998
Series C-BID GROUP 4, 5.00%, 3/15/2038	800,000	904,513
Security Description	Principal Amount	Value
New York, NY, Environmental Facilities Corp. Revenue Series B-SUB, 4.00%, 6/15/2037	$3,190,000	$3,454,810
New York, NY, Environmental Facilities Corp., Authority, Revenue:
5.00%, 6/15/2026	1,515,000	1,696,221
Series A, 5.00%, 6/15/2026	1,585,000	1,774,594
New York, NY, General Obligation:
3.00%, 3/15/2035	1,050,000	1,063,802
3.50%, 4/1/2046	6,720,000	6,828,150
4.00%, 8/1/2034	915,000	969,396
4.00%, 8/1/2039	12,280,000	13,009,875
5.00%, 8/1/2026	1,335,000	1,492,515
5.00%, 8/1/2027	1,545,000	1,757,106
5.00%, 12/1/2034	580,000	665,051
5.00%, 3/1/2040	535,000	612,380
5.00%, 8/1/2041	535,000	610,690
5.25%, 3/1/2035	670,000	770,530
Series 1, 5.00%, 8/1/2023	500,000	521,808
Series 1, 5.00%, 8/1/2025	755,000	826,231
Series A, 3.00%, 8/1/2036	4,485,000	4,458,438
Series A, 4.00%, 8/1/2037	1,900,000	2,025,125
Series A, 5.00%, 8/1/2023	5,000,000	5,218,077
Series A, 5.00%, 8/1/2024	3,500,000	3,742,656
Series A, 5.00%, 8/1/2025	3,650,000	3,994,363
Series A, 5.00%, 8/1/2026	125,000	136,878
Series A-1, 4.00%, 8/1/2038	1,000,000	1,063,690
Series A-1, 4.00%, 8/1/2042	520,000	551,071
Series A-1, 5.00%, 8/1/2023	3,815,000	3,981,393
Series A-1, 5.00%, 8/1/2024	1,300,000	1,390,129
Series A-1, 5.00%, 8/1/2025	5,020,000	5,493,617
Series A-1, 5.00%, 8/1/2028	2,650,000	3,061,966
Series A-1, 5.00%, 8/1/2039	5,000,000	5,721,819
Series B, 5.00%, 8/1/2025	150,000	160,081
Series B-1, 4.00%, 10/1/2040	545,000	579,187
Series B-1, 5.00%, 8/1/2025 (d)	12,000,000	13,124,819
Series B-1, 5.00%, 10/1/2031	2,185,000	2,568,946
Series B-1, 5.00%, 12/1/2031	160,000	179,006
Series B-1, 5.00%, 10/1/2032	1,680,000	1,968,401
Series B-1, 5.00%, 10/1/2034	1,400,000	1,625,834
Series B-1, 5.00%, 10/1/2036	400,000	452,054
Series B-1, 5.00%, 10/1/2037	4,730,000	5,337,756
Series B-1, 5.00%, 12/1/2037	500,000	555,189
Series B-1, 5.00%, 10/1/2038	300,000	338,383
Series B-1, 5.00%, 12/1/2038	3,095,000	3,429,431
Series B-1, 5.00%, 10/1/2039	950,000	1,069,986
Series C, 5.00%, 8/1/2024	1,000,000	1,069,330
Series C, 5.00%, 8/1/2026	1,935,000	2,157,983
Series C, 5.00%, 8/1/2027	2,690,000	3,048,142
Series C, 5.00%, 8/1/2028	1,980,000	2,244,249
Series C, 5.00%, 8/1/2035	5,000,000	5,845,018
Series C-1, 5.00%, 8/1/2029	520,000	610,843

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series C-1, 5.00%, 8/1/2030	$5,950,000	$7,057,195
Series C-1, 5.00%, 8/1/2031	500,000	591,447
Series C-1, 5.00%, 8/1/2033	700,000	824,744
Series D1, 4.00%, 12/1/2042	255,000	272,632
Series D1, 4.00%, 12/1/2043	3,500,000	3,735,079
Series D-1, 4.00%, 3/1/2042	550,000	575,736
Series D-1, 5.00%, 3/1/2039	500,000	573,511
Series D-1, 5.00%, 12/1/2041	625,000	707,325
Series D-1, 5.00%, 12/1/2042	1,500,000	1,695,056
Series D-1, 5.00%, 3/1/2043	2,280,000	2,596,519
Series E, 4.00%, 8/1/2026	250,000	269,221
Series E, 5.00%, 8/1/2023	3,550,000	3,704,835
Series E, 5.00%, 8/1/2024	760,000	812,691
Series E, 5.00%, 8/1/2025	380,000	415,852
Series E, 5.00%, 8/1/2027	1,035,000	1,177,090
Series E, 5.00%, 8/1/2032	2,900,000	3,357,930
Series E-1, 4.00%, 3/1/2041	500,000	531,725
Series E-1, 5.00%, 3/1/2037	585,000	657,615
Series E-1, 5.00%, 3/1/2040	4,000,000	4,476,786
Series F-1, 5.00%, 4/1/2023	750,000	775,154
Series F-1, 5.00%, 6/1/2026	165,000	179,948
Series F-1, 5.00%, 4/1/2033	1,220,000	1,386,664
Series H, 5.00%, 1/1/2036	2,250,000	2,566,532
Series J-10-REMK 10/1, 5.00%, 8/1/2027	1,265,000	1,438,666
Series J-6-REMK 10/15, 5.00%, 8/1/2023	735,000	767,057
Series J-SUBSER J11-REMK 12/1, 5.00%, 8/1/2026	505,000	564,584
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	281,734
Series A, 5.25%, 11/15/2034	560,000	625,060
Series B-2, 4.00%, 11/15/2038	255,000	265,821
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	745,000	760,535
4.00%, 4/1/2026	630,000	674,291
4.00%, 4/1/2030	400,000	431,210
4.00%, 4/1/2031	230,000	247,231
New York, NY, Urban Development Corp., Sales Tax Authority, Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	650,000	670,884
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	209,345
5.00%, 10/1/2026 (c)	665,000	748,236
5.00%, 10/1/2028	500,000	560,075
5.00%, 7/1/2033	1,335,000	1,670,222
Security Description	Principal Amount	Value
5.00%, 7/1/2034	$2,105,000	$2,656,733
5.00%, 7/1/2036	500,000	639,997
Series 1, 5.00%, 1/15/2029	400,000	457,297
Series 1, 5.00%, 1/15/2030	250,000	285,875
Series 1, 5.00%, 1/15/2031	500,000	571,782
Series A, 3.00%, 7/1/2029	315,000	322,824
Series A, 4.00%, 7/1/2034	100,000	106,226
Series A, 5.00%, 7/1/2024	890,000	950,050
Series A, 5.00%, 7/1/2026	1,640,000	1,836,595
Series A, 5.00%, 7/1/2028	2,000,000	2,331,684
Series A, 5.00%, 10/1/2028	205,000	235,998
Series A, 5.00%, 7/1/2029	2,000,000	2,371,265
Series A, 5.00%, 10/1/2029	4,540,000	5,145,779
Series A, 5.00%, 10/1/2030	8,040,000	9,087,080
Series A, 5.00%, 10/1/2031	3,750,000	4,188,639
Series A, 5.00%, 7/1/2032	125,000	139,445
Series A, 5.00%, 10/1/2032	3,500,000	3,906,224
Series A, 5.00%, 7/1/2033	600,000	667,275
Series A, 5.00%, 10/1/2033	5,000,000	5,575,793
Series A, 5.00%, 7/1/2034	5,040,000	5,688,877
Series A, 5.00%, 7/1/2035	100,000	111,212
Series A, 5.00%, 7/1/2040	200,000	224,490
Series A, 5.00%, 3/15/2045	1,750,000	1,958,902
Series B, 5.00%, 10/1/2030	260,000	289,332
Series E, 5.00%, 3/15/2039	1,330,000	1,515,332
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 10/1/2031	510,000	566,501
Series A, 5.00%, 10/1/2026	125,000	133,863
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2036	5,500,000	6,110,846
Series A, 4.00%, 10/1/2024 (c)	440,000	461,662
Series A, 4.00%, 3/15/2044	1,230,000	1,289,419
Series A, 5.00%, 2/15/2026	500,000	553,566
Series A, 5.00%, 3/15/2026	245,000	265,090
Series A, 5.00%, 3/15/2028	535,000	616,811
Series A, 5.00%, 3/15/2031	500,000	576,954
Series A, 5.00%, 2/15/2036	500,000	554,830
Series A, 5.00%, 7/1/2039	525,000	610,846
Series A-GROUP 3, 3.00%, 3/15/2042	2,000,000	1,870,786
Series A-GROUP 3, 5.00%, 3/15/2039	5,550,000	6,280,215
Series B, 5.00%, 3/15/2027	110,000	116,482
Series B, 5.00%, 2/15/2028	2,150,000	2,453,829
Series B, 5.00%, 3/15/2028	170,000	179,985
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	445,800
Series B-GROUP C, 5.00%, 2/15/2039	200,000	215,398
Series C, 5.00%, 3/15/2037	105,000	110,795
Series D, 4.00%, 2/15/2036	1,000,000	1,067,806

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series D, 4.00%, 2/15/2038	$3,000,000	$3,179,826
Series D, 5.00%, 2/15/2025	720,000	781,342
Series D, 5.00%, 2/15/2027	625,000	705,113
Series D, 5.00%, 2/15/2028	960,000	1,071,187
Series D, 5.00%, 2/15/2041	2,350,000	2,704,336
Series E, 5.00%, 3/15/2023	180,000	185,865
New York, State Dormitory Authority, Sales Tax Revenue:
3.25%, 2/15/2040	100,000	101,651
5.00%, 3/15/2024	5,340,000	5,659,967
5.00%, 7/1/2040	750,000	865,355
Series A, 4.00%, 3/15/2037	580,000	621,836
Series A, 4.00%, 3/15/2041	1,200,000	1,272,627
Series A, 5.00%, 3/15/2024	300,000	317,976
Series A, 5.00%, 3/15/2025	3,250,000	3,531,068
Series A, 5.00%, 3/15/2027	570,000	645,263
Series A, 5.00%, 3/15/2028	500,000	570,327
Series A, 5.00%, 3/15/2029	560,000	655,975
Series A, 5.00%, 3/15/2030	1,360,000	1,525,983
Series A, 5.00%, 3/15/2031	160,000	169,429
Series A, 5.00%, 3/15/2032	5,600,000	6,216,154
Series A, 5.00%, 3/15/2036	750,000	854,757
Series A, 5.00%, 3/15/2037	4,850,000	5,489,877
Series A, 5.00%, 3/15/2038	140,000	144,562
Series A, 5.00%, 3/15/2039	900,000	1,016,425
Series A-GROUP 3, 5.00%, 3/15/2037	870,000	989,377
Series A-GROUP B, 5.00%, 3/15/2037	570,000	637,877
Series A-GROUP C, 5.00%, 3/15/2043	300,000	333,359
Series B-B, 5.00%, 3/15/2027	270,000	295,869
Series B-B, 5.00%, 3/15/2029	40,000	43,777
Series C, 5.00%, 3/15/2042	270,000	293,241
Series D, 4.00%, 2/15/2039	500,000	529,192
Series D, 4.00%, 2/15/2040	880,000	930,662
Series E, 3.00%, 3/15/2041	6,545,000	6,150,933
Series E, 4.00%, 3/15/2037	17,060,000	18,408,397
Series E, 4.00%, 3/15/2039	3,865,000	4,141,785
Series E, 4.00%, 3/15/2043	1,300,000	1,376,206
Series E, 4.00%, 3/15/2044	9,050,000	9,552,847
Series E, 4.00%, 3/15/2046	4,320,000	4,532,442
Series E, 5.00%, 3/15/2026	1,235,000	1,372,899
Series E, 5.00%, 3/15/2029	1,125,000	1,317,806
Series E, 5.00%, 3/15/2033	10,660,000	12,747,706
Series E, 5.00%, 3/15/2034	5,000,000	5,738,081
Series E, 5.00%, 3/15/2035	5,000,000	5,971,956
Series E, 5.00%, 3/15/2041	2,200,000	2,500,890
New York, State Environmental Facilities Corp., Revenue:
3.00%, 6/15/2040	3,000,000	2,968,006
4.00%, 6/15/2036	450,000	477,223
4.00%, 10/15/2045	1,500,000	1,624,326
4.00%, 8/15/2046	550,000	598,969
5.00%, 6/15/2027	1,855,000	2,123,489
5.00%, 6/15/2028	550,000	615,084
Security Description	Principal Amount	Value
5.00%, 6/15/2042	$940,000	$1,053,380
Series B, 5.00%, 8/15/2041	1,210,000	1,344,281
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,340,925
Series B-SUB, 5.00%, 6/15/2036	8,500,000	9,940,803
Series E, 5.00%, 6/15/2034	3,200,000	3,624,327
New York, State Urban Development Corp., Revenue:
3.00%, 3/15/2040	2,830,000	2,690,999
4.00%, 3/15/2037	1,355,000	1,437,584
4.00%, 3/15/2039	5,000,000	5,284,317
4.00%, 3/15/2041	600,000	631,820
5.00%, 3/15/2033	730,000	803,982
5.00%, 3/15/2043	975,000	1,109,899
5.00%, 3/15/2044	370,000	388,896
Series A, 3.00%, 3/15/2040	1,870,000	1,779,871
Series A, 3.00%, 3/15/2041	1,415,000	1,340,245
Series A, 4.00%, 3/15/2038	1,835,000	1,942,377
Series A, 4.00%, 3/15/2043	5,295,000	5,579,541
Series A, 4.00%, 3/15/2045	1,690,000	1,769,885
Series A, 5.00%, 3/15/2027	565,000	625,597
Series A, 5.00%, 3/15/2035	11,620,000	13,186,031
Series A, 5.00%, 3/15/2037	1,610,000	1,854,946
Series A, 5.00%, 3/15/2042	500,000	570,838
Series A, 5.00%, 3/15/2044	1,850,000	2,052,954
Series A-, 5.00%, 3/15/2028	225,000	246,243
Series A-, 5.00%, 3/15/2029	525,000	573,835
Series A-, 5.00%, 3/15/2038	105,000	113,857
Series A-, 5.00%, 3/15/2039	530,000	573,793
Series A-, 5.00%, 3/15/2042	380,000	409,832
Series C-, 5.00%, 3/15/2027	100,000	113,004
Series C-, 5.00%, 3/15/2031	4,250,000	4,815,831
Series C-, 5.00%, 3/15/2041	1,700,000	1,905,103
Series E, 5.00%, 3/15/2033	120,000	123,499
Series E GROUP 3, 4.00%, 3/15/2046	2,275,000	2,367,295
Onondaga County Trust for Cultural Res., Revenue:
5.00%, 12/1/2038	1,500,000	1,736,787
5.00%, 12/1/2039	1,250,000	1,445,284
5.00%, 12/1/2040	2,750,000	3,173,178
5.00%, 12/1/2045	3,620,000	4,142,233
Suffolk, NY, County Water Authority Revenue:
3.00%, 6/1/2044	500,000	483,526
3.00%, 6/1/2045	1,395,000	1,341,530
3.25%, 6/1/2043	565,000	568,958
Series A, 5.00%, 6/1/2037	860,000	945,776
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2033	675,000	784,865
5.00%, 5/15/2044	620,000	725,768
5.00%, 5/15/2047	2,000,000	2,329,593
Series A, 5.00%, 11/15/2027	600,000	681,678
Series A, 5.00%, 11/15/2040	435,000	469,108

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/2041	$350,000	$386,323
Series A-1, 4.00%, 5/15/2046	840,000	886,433
Series B, 5.00%, 11/15/2029	2,355,000	2,759,823
Series B, 5.00%, 11/15/2037	705,000	791,166
Series C, 3.00%, 11/15/2045	895,000	828,811
Series C, 5.00%, 11/15/2023	700,000	736,445
Series C-1, 5.00%, 11/15/2025	1,050,000	1,158,134
Series C-1A, 4.00%, 5/15/2046	5,495,000	5,812,948
Series C-2, 5.00%, 11/15/2042	5,070,000	5,675,585
Series D, 4.00%, 11/15/2037	1,865,000	1,996,577
Series D, 5.00%, 11/15/2034	500,000	590,073
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2025	1,940,000	2,042,058
5.00%, 12/15/2032	605,000	667,711
5.00%, 12/15/2036	250,000	274,883
5.00%, 12/15/2038	200,000	227,195
5.00%, 12/15/2039	520,000	590,115
5.00%, 12/15/2040	300,000	339,939
Series A, 5.00%, 12/15/2026	350,000	378,012
Series A, 5.00%, 6/15/2028	255,000	284,957
Series A, 5.00%, 12/15/2032	260,000	288,994
Series A, 5.00%, 12/15/2033	500,000	555,334
Series B, 5.00%, 12/15/2025	315,000	331,571
		945,481,334
NORTH CAROLINA — 1.5%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2026	100,000	109,325
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2027	5,000,000	5,747,433
5.00%, 7/1/2028	165,000	180,804
5.00%, 7/1/2044	125,000	143,897
City of Charlotte NC Airport Special Facilities Revenue Series A, 4.00%, 7/1/2038	510,000	547,315
City of Charlotte NC, General Obligation:
Series A, 5.00%, 6/1/2024	1,325,000	1,413,630
Series A, 5.00%, 6/1/2027	705,000	809,048
County of Brunswick NC Enterprise Systems Revenue 3.00%, 4/1/2046	500,000	459,438
County of Mecklenburg NC, General Obligation 5.00%, 3/1/2023	1,365,000	1,408,286
County of Union NC Enterprise System Revenue:
3.00%, 6/1/2037	1,545,000	1,533,479
3.00%, 6/1/2038	1,675,000	1,646,752
3.00%, 6/1/2039	1,125,000	1,101,946
3.00%, 6/1/2043	4,825,000	4,557,739
Security Description	Principal Amount	Value
County of Wake NC Revenue:
4.00%, 9/1/2037	$740,000	$801,000
5.00%, 9/1/2034	525,000	614,270
County of Wake NC, General Obligation 5.00%, 2/1/2026	3,850,000	4,287,205
Guilford County, NC, General Obligation:
5.00%, 3/1/2025	1,050,000	1,142,513
Series B, 5.00%, 5/1/2026	540,000	604,960
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2023	110,000	115,125
Series A, 5.00%, 4/1/2027	550,000	628,220
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	1,740,000	1,838,849
North Carolina, Capital Facilities Finance Agency Revenue:
5.00%, 1/1/2043	3,000,000	3,411,861
Series B, 4.00%, 10/1/2039	245,000	258,413
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	403,246
Series A, 5.00%, 6/1/2023	5,100,000	5,297,976
Series B, 5.00%, 6/1/2026	6,850,000	7,688,928
Series B, 5.00%, 6/1/2027	925,000	1,061,516
Series B, 5.00%, 6/1/2028	3,700,000	4,327,967
North Carolina, State Revenue:
Series B, 4.00%, 5/1/2035	780,000	854,047
Series B, 5.00%, 5/1/2025	2,530,000	2,760,718
Series B, 5.00%, 5/1/2027	825,000	942,182
Series B, 5.00%, 5/1/2029	1,300,000	1,536,145
North Carolina, Turnpike Authority Revenue:
Zero Coupon, 1/1/2044	1,675,000	796,434
Zero Coupon, 1/1/2045	615,000	281,484
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 3/1/2041	100,000	106,667
State of North Carolina Revenue:
Series A, 5.00%, 5/1/2030	575,000	675,536
Series B, 3.00%, 5/1/2033	795,000	812,187
Wake, NC, General Obligation:
5.00%, 3/1/2031	1,680,000	2,034,980
Series A, 5.00%, 3/1/2024	100,000	105,991
Series A, 5.00%, 3/1/2026	400,000	446,335
Wake, NC, Limited Obligation Revenue:
4.00%, 3/1/2038	2,780,000	3,045,116
4.00%, 9/1/2038	700,000	756,632
5.00%, 9/1/2026	5,000,000	5,633,586
		72,929,181

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
NORTH DAKOTA — 0.0% (a)
University of North Dakota Series A, 4.00%, 6/1/2046 (c)	$615,000	$646,781
OHIO — 2.3%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	150,000	155,527
Cleveland Department of Public Utilities Division of Water Revenue Series FF, 5.00%, 1/1/2029	1,100,000	1,289,434
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	180,803
Series 2017-1, 4.00%, 4/1/2023	1,270,000	1,300,401
Series A, 3.00%, 8/15/2023	555,000	565,002
Series A, 5.00%, 4/1/2025	5,000,000	5,444,465
Series A, 5.00%, 4/1/2030	5,000,000	5,851,469
Columbus, OH, Sewer Revenue 5.00%, 6/1/2030	100,000	111,357
County of Cuyahoga OH Revenue Series D, 4.00%, 12/1/2022	500,000	508,218
County of Cuyahoga OH Sales Tax Revenue Series A, 4.00%, 1/1/2033	1,350,000	1,497,790
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	2,944,329
5.00%, 12/1/2027	400,000	447,289
5.00%, 12/1/2028	300,000	334,704
5.00%, 12/1/2029	1,015,000	1,129,845
5.00%, 12/1/2037	600,000	660,099
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	575,430
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2029	6,275,000	7,465,766
Michigan, State Finance Authority Revenue Series A, 4.00%, 9/1/2045	1,500,000	1,616,922
Northeast Ohio, Regional Sewer District Revenue:
3.00%, 11/15/2040	2,755,000	2,705,940
3.25%, 11/15/2040	100,000	102,642
4.00%, 11/15/2043	250,000	268,876
5.00%, 11/15/2044	245,000	264,202
Ohio, State General Obligation:
Series A, 4.00%, 6/15/2040	1,000,000	1,107,213
Series A, 5.00%, 9/1/2024	120,000	128,743
Series A, 5.00%, 9/15/2024	100,000	107,395
Series A, 5.00%, 3/15/2028	1,275,000	1,348,125
Series A, 5.00%, 3/15/2031	440,000	464,629
Series A, 5.00%, 2/1/2033	875,000	964,154
Series A, 5.00%, 3/15/2033	135,000	142,450
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2035	$200,000	$210,920
Series B, 5.00%, 6/15/2027	200,000	201,614
Series B, 5.00%, 9/1/2032	175,000	180,469
Series B, 5.00%, 9/1/2034	170,000	175,313
Series B, 5.00%, 6/15/2035	200,000	201,614
Series C, 5.00%, 11/1/2030	140,000	152,155
Series C, 5.00%, 11/1/2033	400,000	433,855
Series T, 5.00%, 11/1/2028	400,000	454,747
Series T, 5.00%, 5/1/2031	250,000	283,573
Series V, 5.00%, 5/1/2024	500,000	532,240
Ohio, State Revenue:
Series 2016, 5.00%, 12/15/2026	835,000	932,026
Series A, 5.00%, 12/1/2038	5,000,000	5,734,551
Series C, 5.00%, 12/1/2028	230,000	259,928
Series C, 5.00%, 12/1/2030	165,000	185,844
Ohio, State Special Obligation Series B, 5.00%, 9/15/2023	2,505,000	2,621,926
Ohio, State University Revenue:
3.00%, 12/1/2044	6,075,000	5,900,417
4.00%, 12/1/2042	700,000	764,932
Series A, 5.00%, 12/1/2022	1,000,000	1,024,362
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2028	175,000	195,541
Series A, 5.00%, 12/1/2028	825,000	920,437
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2025	75,000	81,891
Series A, 5.00%, 12/1/2033	525,000	627,264
Series A, 5.00%, 12/1/2038	500,000	589,150
Series B, 4.00%, 12/1/2038	5,000,000	5,485,109
Series B, 5.00%, 12/1/2027	1,150,000	1,325,959
Ohio, Turnpike & Infrastructure Commission, Revenue:
Series A, 5.00%, 2/15/2026	720,000	798,266
Series A, 5.00%, 2/15/2028	350,000	395,713
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2023	550,000	571,092
5.00%, 6/1/2028	1,050,000	1,218,238
5.00%, 12/1/2037	1,925,000	2,277,204
5.00%, 12/1/2039	1,050,000	1,227,477
5.00%, 6/1/2044	3,235,000	3,751,703
Series A, 5.00%, 6/1/2029	2,000,000	2,363,144
Series B, 5.00%, 12/1/2033	115,000	129,148
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 12/1/2037	720,000	844,089
5.25%, 12/1/2035	615,000	751,724
Series A, 5.00%, 12/1/2029	240,000	273,398
Series A, 5.00%, 12/1/2031	500,000	566,964
Series A, 5.00%, 6/1/2032	675,000	808,369
Series A, 5.00%, 12/1/2038	1,000,000	1,205,342

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2039	$1,135,000	$1,335,379
Series A, 5.00%, 12/1/2040	6,705,000	8,009,351
Series B, 5.00%, 6/1/2026	500,000	552,818
Series B, 5.00%, 12/1/2038	4,295,000	5,028,059
Series B, 5.00%, 12/1/2039	2,000,000	2,338,052
State of Ohio Department of Transportation Revenue Series 2019-1, 5.00%, 12/15/2024	545,000	588,320
State of Ohio Revenue Series 1-A, 5.00%, 12/15/2025	615,000	679,209
State of Ohio, General Obligation:
4.00%, 3/1/2036	940,000	1,063,515
4.00%, 3/1/2037	500,000	560,249
4.00%, 3/1/2038	1,400,000	1,565,847
4.00%, 3/1/2039	750,000	830,443
5.00%, 6/15/2024	1,000,000	1,066,893
5.00%, 3/1/2030	860,000	973,647
Series A, 5.00%, 5/1/2032	660,000	747,616
Series A, 5.00%, 5/1/2033	500,000	605,435
Series A, 5.00%, 9/1/2033	1,015,000	1,180,287
Series C, 5.00%, 8/1/2026	1,000,000	1,122,389
University of Cincinnati, Revenue Series A, 5.00%, 6/1/2044	275,000	310,343
		114,898,779
OKLAHOMA — 0.4%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	257,393
Oklahoma County, Independent School District, General Obligation Series A, 2.50%, 7/1/2023	3,120,000	3,152,251
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2038	650,000	701,179
5.00%, 7/1/2027	160,000	179,249
Series 2020A, 5.00%, 7/1/2025	600,000	654,698
Series A, 5.00%, 7/1/2027	265,000	282,037
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	138,197
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	273,234
Series C, 5.00%, 1/1/2037	125,000	140,254
Series E, 5.00%, 1/1/2027	640,000	724,255
Series E, 5.00%, 1/1/2029	700,000	791,140
Security Description	Principal Amount	Value
Oklahoma, State University Revenue:
Series A, 4.00%, 9/1/2046	$655,000	$711,544
Series A, 5.00%, 9/1/2031	750,000	897,075
Oklahoma, Water Resources Board Revenue 4.00%, 4/1/2040	880,000	964,605
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	60,948
5.00%, 9/1/2024	110,000	117,826
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	332,877
3.00%, 6/1/2027	1,750,000	1,785,150
5.00%, 6/1/2023	5,560,000	5,775,832
5.00%, 6/1/2024	530,000	564,058
5.00%, 6/1/2025	2,710,000	2,954,642
		21,458,444
OREGON — 1.6%
Benton & Linn Counties Consolidated School District, General Obligation 5.00%, 6/15/2033	550,000	638,664
City of New York NY, General Obligation Series A, 5.00%, 6/1/2029	1,885,000	2,238,708
City of Portland OR Sewer System Revenue:
Series A, 3.00%, 3/1/2046	605,000	576,815
Series A, 4.00%, 3/1/2033	3,850,000	4,302,035
Series A, 5.00%, 3/1/2024	620,000	657,023
Series A, 5.00%, 3/1/2029	2,525,000	2,985,935
Series A, 5.00%, 3/1/2030	495,000	591,186
Series A, 5.00%, 3/1/2034	505,000	596,805
City of Portland OR Water System Revenue Series B, 2.13%, 5/1/2046	3,660,000	2,770,663
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	218,204
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	80,021
Series A, Zero Coupon, 6/15/2036	115,000	66,640
Series A, Zero Coupon, 6/15/2038	300,000	157,608
Series A, 0.01%, 6/15/2042	440,000	190,391
Series B, 5.00%, 6/15/2037	1,770,000	2,000,998
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,451,398

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2037	$100,000	$112,946
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	154,540
Multnomah County, School District No 1 Portland,General Obligation Series B, 3.00%, 6/15/2036	4,000,000	4,014,614
Ohio, State Revenue Series C, 5.00%, 12/1/2029	180,000	203,251
Oregon, State Department of Administration Services, Lottery Revenue Series C, 5.00%, 4/1/2026	510,000	553,939
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2035	2,090,000	2,495,984
Series A, 5.00%, 11/15/2039	5,500,000	6,508,304
Series A, 5.00%, 11/15/2042	505,000	591,186
Series C, 5.00%, 11/15/2025	170,000	187,883
Oregon, State General Obligation:
4.00%, 5/1/2040	1,700,000	1,880,146
5.00%, 5/1/2030	1,470,000	1,772,123
Series C, 5.00%, 8/1/2041	1,065,000	1,176,728
Series F, 5.00%, 5/1/2028	180,000	200,381
Series F, 5.00%, 5/1/2030	145,000	161,058
Series F, 5.00%, 5/1/2035	100,000	110,498
Series I, 5.00%, 8/1/2024	125,000	133,814
Series I, 5.00%, 8/1/2029	195,000	222,401
Series L, 5.00%, 8/1/2029	3,370,000	3,843,551
Series L, 5.00%, 8/1/2030	1,250,000	1,423,626
Series L, 5.00%, 8/1/2042	4,540,000	5,097,795
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	163,561
Series B, 5.00%, 7/1/2033	1,150,000	1,280,917
Series B, 5.00%, 7/1/2036	235,000	260,444
Series B, 5.00%, 7/1/2038	285,000	315,615
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	470,098
5.00%, 6/15/2027	1,440,000	1,610,401
5.00%, 6/15/2029	500,000	556,608
5.00%, 6/15/2030	660,000	733,321
5.00%, 6/15/2031	500,000	555,546
5.00%, 6/15/2032	500,000	554,699
5.00%, 6/15/2033	500,000	554,064
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	325,609
Series B, 5.00%, 6/15/2023	600,000	623,619
Security Description	Principal Amount	Value
Salem-Keizer School District No 24J, General Obligation:
5.00%, 6/15/2038	$500,000	$578,055
Series A, Zero Coupon, 6/15/2040	2,850,000	1,546,787
Series A, 0.01%, 6/15/2039	3,995,000	2,261,842
Series B, 5.00%, 6/15/2032	635,000	758,334
Series B, 5.00%, 6/15/2035	750,000	892,093
State of Oregon, General Obligation:
4.00%, 5/1/2046	740,000	806,834
Series A, 4.00%, 5/1/2037	895,000	983,885
Tri-County Metropolitan Transportation District of Oregon Revenue:
4.00%, 9/1/2039	1,500,000	1,634,803
Series A, 3.00%, 9/1/2044	1,405,000	1,353,996
Series A, 5.00%, 9/1/2041	570,000	640,690
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	728,866
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	120,000	128,034
Series B, Zero Coupon, 6/15/2029	200,000	162,264
Series B, Zero Coupon, 6/15/2034	330,000	213,326
Series B, 0.01%, 6/15/2032	700,000	496,960
Washington County, OR, School District No. 1, General Obligation:
4.00%, 6/15/2039	1,920,000	2,116,433
5.00%, 6/15/2027	710,000	811,634
5.00%, 6/15/2035	1,240,000	1,406,379
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	211,199
		78,104,778
PENNSYLVANIA — 1.0%
Abington, PA, School District, General Obligation Series A, 4.00%, 10/1/2035	535,000	576,150
Allegheny, PA, General Obligation:
Series C-75, 5.00%, 11/1/2026	315,000	355,794
Series C-78, 4.00%, 11/1/2045	2,570,000	2,763,738
Bensalem Township School District, General Obligation 5.00%, 6/1/2028	135,000	142,202

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Commonwealth of Pennsylvania, General Obligation:
2.00%, 5/15/2039	$665,000	$548,360
4.00%, 5/15/2033	600,000	666,690
5.00%, 1/1/2025	1,000,000	1,080,683
5.00%, 7/15/2028	815,000	948,232
5.00%, 1/1/2024	725,000	765,259
Series 2020, 3.00%, 5/1/2035	900,000	878,589
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	125,546
Series A, 5.00%, 10/1/2042	795,000	892,408
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (c)	375,000	411,284
Pennsylvania Turnpike Commission Revenue:
5.25%, 12/1/2044	2,905,000	3,396,234
Series A, 5.00%, 12/1/2028	105,000	118,613
Series A, 5.00%, 12/1/2030	160,000	180,137
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	300,219
Pennsylvania, State General Obligation:
2.00%, 5/15/2038	5,000,000	4,230,012
3.00%, 5/15/2034	7,580,000	7,444,496
4.00%, 2/1/2030	400,000	424,953
5.00%, 3/15/2023	120,000	123,913
5.00%, 9/15/2023	600,000	628,447
5.00%, 9/15/2026	500,000	561,808
5.00%, 1/1/2027	500,000	565,341
5.00%, 3/15/2028	270,000	292,140
5.00%, 5/15/2030	7,535,000	9,002,717
Series 2020, 2.00%, 5/1/2039	1,475,000	1,216,730
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 4.00%, 8/15/2033	190,000	203,243
Series A, 4.00%, 8/15/2034	145,000	154,920
Series A, 4.00%, 8/15/2035	470,000	501,951
Series A, 5.00%, 9/1/2045	2,000,000	2,324,572
Series AT-1, 5.00%, 6/15/2024	200,000	212,933
Series AT-1, 5.00%, 6/15/2025	100,000	109,130
Series AT-1, 5.00%, 6/15/2030	100,000	111,279
Series B, 5.00%, 10/1/2025	200,000	219,959
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	166,396
Series A, 5.00%, 9/1/2042	270,000	305,665
Series B, 4.00%, 9/1/2036	490,000	523,590
Security Description	Principal Amount	Value
Pittsburgh Water & Sewer Authority Revenue Series B, 5.00%, 9/1/2032 (c)	$2,540,000	$3,107,453
Port, PN, Authority of Allegheny County Revenue 5.00%, 3/1/2024	900,000	949,566
State Public School Building Authority Revenue:
5.00%, 12/1/2023	150,000	157,640
5.00%, 12/1/2029	610,000	682,184
Upper Merion Area School District, General Obligation Series A, 4.00%, 1/15/2046	500,000	532,900
		48,904,076
RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp., Revenue:
4.00%, 5/15/2040	550,000	599,204
Series A, 4.00%, 5/15/2028	485,000	516,222
Series A, 5.00%, 5/15/2027	270,000	299,139
Series A, 5.00%, 9/1/2029	500,000	574,293
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	1,195,000	1,358,413
Series C, 4.00%, 1/15/2033	1,500,000	1,655,934
Series D, 5.00%, 8/1/2024	250,000	267,864
State of Rhode Island, General Obligation:
2.00%, 8/1/2038	905,000	735,056
5.00%, 1/15/2027	500,000	567,509
		6,573,634
SOUTH CAROLINA — 0.4%
Anderson County School District, General Obligation 3.00%, 3/1/2038	850,000	835,843
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	377,585
Charlotte, NC, Water & Sewer System Revenue 5.00%, 1/1/2044	1,000,000	1,176,573
City of Charleston SC Waterworks & Sewer System Revenue 4.00%, 1/1/2027	4,000,000	4,354,405
City of Columbia SC Waterworks & Sewer System Revenue Series A, 4.00%, 2/1/2044	2,750,000	2,922,202
County of Florence, SC, General Obligation 5.00%, 6/1/2023	3,200,000	3,324,220
Grand Strand Water & Sewer Authority Series A, 4.00%, 6/1/2046	575,000	619,171

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Lexington County, SC, School District No. 1, General Obligation Series B, 3.00%, 2/1/2038	$1,975,000	$1,942,221
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	122,918
Series C, 3.00%, 3/1/2038	325,000	319,587
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,278,122
Series A, 5.00%, 4/1/2030	120,000	137,873
University of South Carolina Revenue:
Series A, 5.00%, 5/1/2041	750,000	892,925
Series A, 5.00%, 5/1/2046	730,000	860,936
York, SC, General Obligation 5.00%, 4/1/2027	280,000	296,414
		20,460,995
TENNESSEE — 0.8%
City of Knoxville TN Wastewater System Revenue Series A, 4.00%, 4/1/2034	4,000,000	4,465,081
City of Memphis TN Water Revenue 3.00%, 12/1/2045	500,000	465,138
City of Memphis TN, General Obligation:
4.00%, 5/1/2035	750,000	832,188
5.00%, 5/1/2023	780,000	807,973
5.00%, 5/1/2029	4,775,000	5,645,809
Memphis, TN, General Obligation:
4.00%, 6/1/2032	2,320,000	2,468,230
4.00%, 6/1/2044	500,000	525,819
Series A, 5.00%, 4/1/2026	320,000	347,621
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 7/1/2042	660,000	736,372
Series B, 5.00%, 5/15/2026	345,000	385,546
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2028	360,000	392,721
4.00%, 7/1/2031	750,000	812,382
4.00%, 7/1/2036	515,000	557,828
5.00%, 1/1/2024	105,000	110,645
5.00%, 7/1/2024	110,000	117,497
5.00%, 1/1/2025	535,000	578,166
5.00%, 1/1/2026	170,000	188,268
5.00%, 1/1/2027	100,000	112,052
5.00%, 7/1/2030	650,000	754,968
Series C, 3.00%, 1/1/2035	2,100,000	2,119,441
Series C, 4.00%, 1/1/2032	2,965,000	3,345,312
Security Description	Principal Amount	Value
Series C, 5.00%, 7/1/2023	$115,000	$119,619
Nashville & Davidson County, TN, Metropolitan Government General Obligation Series C, 5.00%, 1/1/2024	500,000	526,880
New Memphis Arena Public Building Authority 0.01%, 4/1/2035	760,000	492,755
New Memphis Arena Public Building Authority Revenue:
Zero Coupon, 4/1/2032	1,500,000	1,094,189
Zero Coupon, 4/1/2034	3,300,000	2,226,957
Zero Coupon, 4/1/2040	750,000	393,535
Zero Coupon, 4/1/2042	850,000	409,068
0.01%, 4/1/2041	2,015,000	1,010,746
Sullivan County, TN, General Obligation 4.00%, 5/1/2045	610,000	640,244
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	150,000	151,939
Series A, 5.00%, 2/1/2026	160,000	178,170
Series A, 5.00%, 9/1/2027	5,005,000	5,772,087
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2031	500,000	573,548
Series A, 5.00%, 11/1/2037	435,000	497,056
Series B, 5.00%, 11/1/2022	100,000	102,223
Series B, 5.00%, 11/1/2025	105,000	115,593
		40,073,666
TEXAS — 10.2%
Alamo Community College District, General Obligation:
4.00%, 8/15/2034	1,085,000	1,202,551
4.00%, 8/15/2038	2,615,000	2,877,466
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	139,975
5.00%, 8/15/2027	575,000	656,882
5.00%, 8/15/2038	1,000,000	1,134,812
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	107,808
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (c)	220,000	232,713
5.00%, 2/15/2026 (c)	150,000	162,418
5.00%, 2/15/2029 (c)	300,000	323,704
5.00%, 2/15/2030 (c)	215,000	242,445
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (c)	320,000	355,666
Alvin, TX, Independent School District, General obligation 4.00%, 2/15/2039 (c)	850,000	926,126

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (c)	$345,000	$382,774
Series A, 4.00%, 2/15/2039 (c)	255,000	269,595
Series A, 5.00%, 2/15/2030 (c)	165,000	182,289
Arlington County, TX, Independent School District, General Obligation 4.00%, 2/15/2041	1,000,000	1,108,000
Arlington Higher Education Finance Corp., Revenue Series A, 3.00%, 2/15/2046 (c)	1,500,000	1,434,999
Arlington Independent School District/TX:
4.00%, 2/15/2039 (c)	770,000	850,837
4.00%, 2/15/2040 (c)	2,000,000	2,219,211
Arlington, TX, Independent School District, General Obligation:
4.00%, 2/15/2041 (c)	750,000	826,705
4.00%, 2/15/2042 (c)	720,000	792,392
4.00%, 2/15/2046 (c)	745,000	813,595
4.00%, 2/15/2047 (c)	3,750,000	4,094,838
5.00%, 2/15/2029 (c)	500,000	585,231
5.00%, 2/15/2030 (c)	2,000,000	2,365,203
5.00%, 2/15/2031 (c)	550,000	648,963
Series A, 5.00%, 2/15/2026 (c)	225,000	231,836
Series B, 5.00%, 2/15/2025 (c)	75,000	81,187
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2030	675,000	757,357
5.00%, 11/15/2033	250,000	279,803
Series A, 5.00%, 11/15/2022	100,000	102,288
Series A, 5.00%, 11/15/2026	825,000	927,973
Series A, 5.00%, 11/15/2039	500,000	595,660
Series A, 5.00%, 11/15/2045	1,760,000	2,074,196
Series B, 5.00%, 11/15/2044	950,000	1,114,518
Austin, TX, General Obligation 5.00%, 9/1/2034	420,000	450,088
Austin, TX, Independent School District, General Obligation:
1.88%, 8/1/2038 (c)	1,450,000	1,141,577
4.00%, 8/1/2033 (c)	3,700,000	4,078,605
4.00%, 8/1/2034 (c)	6,515,000	7,183,337
4.00%, 8/1/2035 (c)	2,000,000	2,219,804
5.00%, 8/1/2028 (c)	2,440,000	2,770,759
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	304,996
Series A, 5.00%, 5/15/2022	210,000	210,970
Series A, 5.00%, 5/15/2026	300,000	331,558
Series C, 5.00%, 11/15/2035	500,000	602,287
Security Description	Principal Amount	Value
Series C, 5.00%, 11/15/2045	$605,000	$717,610
Bexar County, TX, General Obligation:
4.00%, 6/15/2034	650,000	691,227
4.00%, 6/15/2039	5,000,000	5,426,346
4.00%, 6/15/2041	350,000	367,462
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	316,943
4.00%, 2/15/2043	3,755,000	3,987,203
5.00%, 2/15/2026	140,000	155,659
5.00%, 2/15/2027	265,000	292,975
5.00%, 2/15/2029	980,000	1,128,342
5.00%, 2/15/2031	1,450,000	1,703,826
5.00%, 2/15/2032	3,000,000	3,235,301
5.00%, 2/15/2034	1,180,000	1,337,607
5.00%, 2/15/2045	4,910,000	5,644,151
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2028 (c)	200,000	216,034
Series B, 5.00%, 2/15/2030 (c)	550,000	593,616
Board of Regents of the University of Texas System Revenue Series A, 4.00%, 8/15/2035	855,000	958,582
Board of Regents of University of Texas System Revenue:
Series A, 5.00%, 8/15/2032	635,000	752,781
Series A, 5.00%, 8/15/2039	750,000	883,355
Braunfels, TX, Utility System Revenue 3.00%, 7/1/2045	885,000	876,724
City of Austin TX Water & Wastewater System Revenue ETM, 5.00%, 11/15/2022	485,000	495,942
City of Dallas TX Waterworks & Sewer System Revenue:
Series C, 4.00%, 10/1/2035	800,000	893,924
Series C, 4.00%, 10/1/2040	505,000	559,096
Series C, 4.00%, 10/1/2043	685,000	753,392
Series C, 5.00%, 10/1/2036	500,000	598,748
City of Houston TX, General Obligation 5.00%, 3/1/2024	3,600,000	3,806,606
City of Laredo TX Waterworks & Sewer System Revenue Series A, 4.00%, 3/1/2045	750,000	820,117
City of San Antonio TX Electric & Gas Systems Revenue:
1.75%, 2/1/2049 (b)	500,000	490,901
4.00%, 2/1/2030	650,000	721,140
4.00%, 2/1/2037	500,000	550,233
4.00%, 2/1/2043	2,000,000	2,159,557
5.00%, 2/1/2026	1,665,000	1,834,004

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/1/2028	$1,500,000	$1,716,107
5.00%, 2/1/2030	2,500,000	2,970,183
5.00%, 2/1/2031	2,000,000	2,407,336
5.00%, 2/1/2032	1,000,000	1,221,578
5.00%, 2/1/2033	2,250,000	2,723,255
Series A, 5.00%, 2/1/2040	1,975,000	2,314,816
Series A, 5.00%, 2/1/2041	1,365,000	1,596,458
City of San Antonio TX, General Obligation:
3.00%, 8/1/2040	1,495,000	1,524,915
4.00%, 8/1/2033	1,000,000	1,098,780
5.00%, 8/1/2031	730,000	859,592
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (c)	1,000,000	1,126,667
5.00%, 2/15/2034 (c)	1,000,000	1,125,684
5.00%, 2/15/2037 (c)	2,555,000	2,868,606
5.00%, 2/15/2041 (c)	1,000,000	1,117,858
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	495,000	537,159
4.00%, 8/15/2032	280,000	303,259
4.00%, 8/15/2034	190,000	205,285
4.00%, 8/15/2035	2,700,000	2,975,004
5.00%, 8/15/2025	390,000	428,529
Series A, 4.00%, 8/15/2038	2,015,000	2,199,567
Series A, 5.00%, 8/15/2024	2,260,000	2,421,830
Series A, 5.00%, 8/15/2025	750,000	824,093
Series A, 5.00%, 8/15/2030	2,500,000	2,958,367
Collin County, TX, General Obligation 3.13%, 2/15/2035	720,000	739,582
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	539,089
Comal Independent School District, General Obligation:
5.00%, 2/1/2028 (c)	785,000	868,940
Series B, 5.00%, 2/1/2024 (c)	395,000	417,074
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (c)	350,000	379,484
Series A, 3.00%, 2/15/2041 (c)	500,000	505,381
Series A, 5.00%, 2/15/2025 (c)	205,000	222,269
Series A, 5.00%, 2/15/2031 (c)	700,000	835,541
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	1,000,000	1,154,359
Security Description	Principal Amount	Value
Corpus Christi, Independent School District, General Obligation 5.00%, 8/15/2030 (c)	$830,000	$971,547
County of Bexar, TX, General Obligation:
4.00%, 6/15/2046	840,000	902,768
5.00%, 6/15/2032	1,170,000	1,322,136
5.00%, 6/15/2043	1,170,000	1,311,561
County of Travis, TX, General Obligation Series A, 5.00%, 3/1/2038	515,000	599,634
County of Williamson TX, General Obligation 5.00%, 2/15/2026	500,000	556,715
County of Williamson, TX, General Obligation:
4.00%, 2/15/2040	500,000	552,445
5.00%, 2/15/2024	790,000	836,100
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (c)	140,000	148,731
Series B, 5.00%, 8/1/2036 (c)	100,000	109,435
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	235,000	248,005
4.00%, 2/15/2041 (c)	100,000	104,894
5.00%, 2/15/2023 (c)	150,000	154,413
5.00%, 2/15/2028 (c)	435,000	471,264
5.00%, 2/15/2033 (c)	2,635,000	3,039,476
Series A, 2.25%, 2/15/2043 (c)	550,000	434,839
Series A, 3.00%, 2/15/2035 (c)	500,000	511,696
Series A, 3.00%, 2/15/2039 (c)	500,000	507,579
Series A, 4.00%, 2/15/2037 (c)	1,400,000	1,557,564
Dallas county, TX, General Obligation:
5.00%, 8/15/2025	100,000	109,811
5.00%, 7/15/2027	610,000	683,712
Dallas Independent School District, General Obligation:
4.00%, 2/15/2023 (c)	1,040,000	1,061,980
5.00%, 2/15/2030 (c)	620,000	729,747
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 12/1/2034	1,000,000	1,186,427
Series A, 5.00%, 12/1/2028	295,000	324,846
Series A, 5.00%, 12/1/2029	255,000	280,799
Series A, 5.00%, 12/1/2030	160,000	176,188
Series A, 5.00%, 12/1/2033	100,000	107,682
Series A, 5.00%, 12/1/2034	175,000	192,705
Series A, 5.00%, 12/1/2035	225,000	247,764
Series A, 5.00%, 12/1/2036	295,000	322,898

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dallas, TX, General Obligation:
5.00%, 2/15/2023	$1,930,000	$1,988,468
5.00%, 2/15/2026	1,920,000	2,130,973
5.00%, 2/15/2030	275,000	296,490
5.00%, 2/15/2031	2,050,000	2,302,625
5.00%, 2/15/2032	1,000,000	1,200,318
Series A, 5.00%, 2/15/2024	2,500,000	2,642,574
Series B, 3.00%, 2/15/2036	540,000	545,199
Dallas, TX, Hospital District, General Obligation 5.00%, 8/15/2029	2,000,000	2,328,463
Dallas, TX, Independent School District General Obligation 4.00%, 2/15/2033	1,350,000	1,524,348
Dallas, TX, Independent School District, General Obligation:
Series A, 3.00%, 2/15/2036 (c)	345,000	351,033
Series A, 4.00%, 2/15/2031 (c)	255,000	269,289
Series A, 5.00%, 8/15/2024 (c)	210,000	225,239
Series A, 5.00%, 2/15/2025 (c)	830,000	901,370
Series B, 5.00%, 2/15/2026 (c)	600,000	667,584
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2027	110,000	120,861
Series A, 5.00%, 10/1/2028	300,000	329,407
Series A, 5.00%, 10/1/2029	100,000	112,700
Series A, 5.00%, 10/1/2033	410,000	459,821
Series A, 5.00%, 10/1/2034	800,000	896,120
Series A, 5.00%, 10/1/2036	680,000	759,848
Series C, 5.00%, 10/1/2045	3,165,000	3,736,127
Denton, TX, Independent School District, General Obligation:
4.00%, 8/15/2023 (c)	525,000	541,438
5.00%, 8/15/2025 (c)	290,000	314,092
5.00%, 8/15/2028 (c)	175,000	189,655
5.00%, 8/15/2029 (c)	500,000	552,586
5.00%, 8/15/2030 (c)	115,000	127,050
Series B, 5.00%, 8/15/2043 (c)	2,225,000	2,514,165
Dickinson, TX, Independent School District, General Obligation 2.00%, 2/15/2046 (c)	1,900,000	1,364,014
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (c)	125,000	138,441
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	219,828
Series A, 4.00%, 8/15/2034	1,000,000	1,100,089
Series A, 4.00%, 8/15/2035	750,000	823,211
Series A, 4.00%, 8/15/2045	525,000	567,142
Security Description	Principal Amount	Value
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	$165,000	$174,725
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (c)	125,000	136,793
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	160,233
Series B, 5.00%, 3/1/2026	250,000	271,213
Series B, 5.00%, 3/1/2028	520,000	577,332
Fort Bend, TX, Forney Independent School District 4.00%, 8/15/2044 (c)	4,000,000	4,445,538
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032 (c)	275,000	297,988
5.00%, 8/15/2027 (c)	555,000	637,368
5.00%, 8/15/2028 (c)	525,000	596,628
Series E, 5.00%, 2/15/2027 (c)	850,000	966,490
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2023	50,000	51,503
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (c)	50,000	51,510
5.00%, 2/15/2025 (c)	195,000	211,427
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	137,193
Series A, 5.00%, 2/15/2027	140,000	151,631
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	132,200
Series A, 5.00%, 2/15/2024	150,000	158,640
Series A, 5.00%, 2/15/2026	260,000	282,585
Frisco, TX, Independent School District, General Obligation:
4.00%, 2/15/2035 (c)	525,000	578,621
Series A, 4.00%, 8/15/2032 (c)	510,000	541,126
Series A, 5.00%, 8/15/2022 (c)	300,000	304,317
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (c)	375,000	408,210
Garland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (c)	260,000	280,845

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (c)	$110,000	$119,407
Goose Creek Consolidated Independent School District, General Obligation 2.13%, 2/15/2045 (c)	1,000,000	755,092
Grand Parkway, TX, Transportation Corp., Revenue:
Series A, 5.00%, 10/1/2031	1,000,000	1,149,039
Series A, 5.00%, 10/1/2035	700,000	798,928
Series A, 5.00%, 10/1/2038	1,280,000	1,446,119
Series A, 5.00%, 10/1/2043	1,300,000	1,459,526
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (c)	100,000	106,027
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (c)	500,000	547,855
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	421,305
4.00%, 11/15/2037	840,000	895,039
5.00%, 11/15/2025	275,000	303,422
Harris County, TX, Flood Control District Revenue:
5.00%, 10/1/2031	1,200,000	1,368,737
Series A, 4.00%, 10/1/2035	900,000	968,744
Series A, 5.00%, 10/1/2027	285,000	312,390
Series A, 5.00%, 10/1/2029	530,000	606,292
Series A, 5.00%, 10/1/2030	1,000,000	1,142,279
Series A, 5.00%, 10/1/2032	455,000	518,475
Series A, 5.00%, 10/1/2033	250,000	284,876
Series A, 5.00%, 10/1/2034	1,000,000	1,138,398
Harris County, TX, Flood Control District, General Obligation:
3.00%, 10/1/2038	625,000	628,609
4.00%, 10/1/2033	760,000	834,670
4.00%, 10/1/2035	790,000	862,062
5.00%, 10/1/2031	500,000	593,507
Harris County, TX, General Obligation:
Series A, 3.00%, 10/1/2045	1,600,000	1,574,406
Series A, 4.00%, 10/1/2045	1,990,000	2,124,512
Series A, 5.00%, 10/1/2025	350,000	385,800
Series A, 5.00%, 10/1/2026	500,000	563,958
Series A, 5.00%, 10/1/2027	530,000	582,140
Series A, 5.00%, 10/1/2028	720,000	790,577
Series A, 5.00%, 10/1/2029	1,465,000	1,734,096
Series A, 5.00%, 10/1/2034	440,000	470,977
Series A, 5.00%, 10/1/2035	155,000	169,645
Security Description	Principal Amount	Value
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	$150,000	$161,586
5.00%, 11/1/2028	120,000	129,269
Series A, 5.00%, 11/1/2027	525,000	594,218
Series A, 5.00%, 11/1/2028	200,000	226,369
Series A, 5.00%, 11/1/2029	300,000	338,712
Series B, 5.00%, 11/1/2024	225,000	242,438
Harris County, TX, Revenue:
Series A, 5.00%, 8/15/2024	375,000	402,123
Series A, 5.00%, 8/15/2026	185,000	207,986
Series A, 5.00%, 8/15/2027	500,000	560,123
Series A, 5.00%, 8/15/2030	480,000	535,594
Series A, 5.00%, 8/15/2031	610,000	680,920
Series A, 5.00%, 8/15/2032	540,000	602,543
Series A, 5.00%, 8/15/2035	490,000	545,887
Series A, 5.00%, 8/15/2036	270,000	300,438
Harris County, TX, Toll Road Authority Revenue:
4.00%, 8/15/2036	485,000	533,368
4.00%, 8/15/2037	505,000	554,572
4.00%, 8/15/2038	1,000,000	1,095,652
4.00%, 8/15/2045	4,590,000	4,946,080
5.00%, 8/15/2026	685,000	768,281
5.00%, 8/15/2029	865,000	1,023,115
Series A, 4.00%, 8/15/2037	300,000	326,246
Series A, 5.00%, 8/15/2022	195,000	197,741
Series A, 5.00%, 8/15/2032	1,635,000	1,872,732
Harris County, TX, Toll Road Authority, Revenue:
4.00%, 8/15/2035	615,000	677,002
4.00%, 8/15/2040	510,000	555,468
Hays Consolidated Independent School District, General Obligation:
Series A, 3.00%, 2/15/2025 (c)	930,000	957,583
Series A, 3.00%, 2/15/2026 (c)	1,390,000	1,440,460
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	742,103
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2022	255,000	259,803
Series A-2, 4.00%, 10/1/2035	820,000	915,606
Series A-2, 5.00%, 10/1/2024	500,000	537,348
Series A-2, 5.00%, 10/1/2027	600,000	688,710
Series A-2, 5.00%, 10/1/2032	1,810,000	2,176,457
Houston of Harris County, TX, Port Authority Revenue:
4.00%, 10/1/2037	3,170,000	3,499,063
4.00%, 10/1/2039	1,040,000	1,139,999
4.00%, 10/1/2040	500,000	546,197

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Houston, TX, Combined Utility System Revenue:
Series A, 3.00%, 11/15/2040	$1,500,000	$1,467,058
Series A, 4.00%, 11/15/2041	3,015,000	3,279,300
Series B, 4.00%, 11/15/2037	250,000	265,749
Series B, 4.00%, 11/15/2044	1,950,000	2,083,347
Series B, 5.00%, 11/15/2025	200,000	220,671
Series B, 5.00%, 11/15/2026	300,000	338,007
Series B, 5.00%, 11/15/2032	275,000	306,761
Series B, 5.00%, 11/15/2036	555,000	618,072
Series C, 4.00%, 11/15/2039	550,000	596,010
Series C, 4.00%, 11/15/2043	3,500,000	3,760,122
Series C, 5.00%, 11/15/2024	1,500,000	1,615,860
Series D, 5.00%, 11/15/2028	130,000	139,318
Series D, 5.00%, 11/15/2032	500,000	582,089
Series D, 5.00%, 11/15/2038	555,000	641,515
Houston, TX, General Obligation:
Series A, 3.00%, 3/1/2040	780,000	769,670
Series A, 4.00%, 3/1/2035	765,000	812,284
Series A, 4.00%, 3/1/2036	395,000	413,476
Series A, 5.00%, 3/1/2025	365,000	395,216
Series A, 5.00%, 3/1/2027	1,310,000	1,481,809
Series A, 5.00%, 3/1/2029	720,000	827,726
Series A, 5.00%, 3/1/2030	4,160,000	4,822,421
Series A, 5.00%, 3/1/2031	100,000	109,840
Series A, 5.00%, 3/1/2032	850,000	986,944
Houston, TX, Independent School District, General Obligation:
VRN, 4.00%, 6/1/2039 (b) (c)	520,000	533,638
5.00%, 2/15/2024 (c)	650,000	687,561
5.00%, 2/15/2027 (c)	895,000	1,014,106
5.00%, 2/15/2031 (c)	500,000	562,597
5.00%, 7/15/2035	515,000	592,393
5.00%, 2/15/2042 (c)	315,000	350,442
Series A, 4.00%, 2/15/2033 (c)	700,000	742,721
Series A, 5.00%, 2/15/2027 (c)	555,000	615,766
Series A, 5.00%, 2/15/2030 (c)	395,000	436,080
Series A, 5.00%, 2/15/2031 (c)	445,000	490,584
Humble, TX, Independent School District, General Obligation Series A, 5.50%, 2/15/2025 (c)	110,000	120,791
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	160,854
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	261,592
Security Description	Principal Amount	Value
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (c)	$175,000	$180,302
Judson, TX, Independent School District, General Obligation 5.00%, 2/1/2025 (c)	225,000	243,851
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	185,000	196,093
5.00%, 2/15/2042 (c)	230,000	257,444
5.00%, 2/15/2043 (c)	1,285,000	1,466,430
Series D, 5.00%, 2/15/2025 (c)	405,000	439,235
Keller, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2027 (c)	145,000	160,876
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (c)	100,000	104,856
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (c)	5,095,000	5,655,940
Lamar, TX, Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2036 (c)	1,300,000	1,314,717
Leander, TX, Independent School District, General Obligation:
Series A, , 8/16/2044 (c)	100,000	42,889
Series A, 5.00%, 8/15/2026 (c)	640,000	703,226
Lewisville Independent School District 5.00%, 8/15/2031 (c)	500,000	594,371
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (c)	100,000	102,448
5.00%, 8/15/2023 (c)	300,000	313,296
5.00%, 8/15/2024 (c)	135,000	144,667
5.00%, 8/15/2026 (c)	300,000	337,408
Series A, 4.00%, 8/15/2026 (c)	180,000	191,829
Series A, 4.00%, 8/15/2027 (c)	110,000	116,896
Series B, 5.00%, 8/15/2028	525,000	574,710
Liberty Hill Independent School District 4.00%, 2/1/2047 (c)	3,000,000	3,291,064
Liberty Hill Independent School District, General Obligation 3.00%, 2/1/2037 (c)	1,500,000	1,518,630

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	$3,000,000	$3,429,150
Lone Star, TX, College System, General Obligation 5.00%, 2/15/2033	400,000	439,417
Lubbock, TX, General Obligation:
5.00%, 2/15/2025	2,575,000	2,788,918
5.00%, 2/15/2029	100,000	117,185
Montgomery Independent School District 5.00%, 2/15/2028 (c)	245,000	264,358
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	460,096
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	424,557
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	144,869
5.00%, 9/1/2027	200,000	219,585
Series A, 3.00%, 9/1/2032	685,000	711,707
Northside, TX, Independent School District, General Obligation:
2.38%, 8/15/2045 (c)	605,000	491,204
4.00%, 8/15/2034 (c)	750,000	838,445
Northwest, TX, Independent School District, General Obligation:
3.00%, 2/15/2046 (c)	2,250,000	2,252,673
5.00%, 2/15/2042 (c)	380,000	422,677
Series B, 5.00%, 2/15/2023 (c)	230,000	236,827
Series B, 5.00%, 2/15/2026 (c)	260,000	282,585
Pasadena, TX, Independent School District, General Obligation 5.00%, 2/15/2024 (c)	500,000	528,420
Pearland, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (c)	1,490,000	1,690,502
5.00%, 2/15/2030 (c)	1,190,000	1,320,292
Pecos Barstow Toyah Independent School District, General Obligation 4.00%, 2/15/2041 (c)	500,000	521,720
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2028 (c)	200,000	221,662
Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2029 (c)	$500,000	$553,174
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2026	150,000	168,358
5.00%, 8/1/2026 (c)	2,140,000	2,407,584
5.00%, 8/1/2031 (c)	480,000	560,251
Series A, 3.00%, 8/1/2033 (c)	500,000	519,534
Series A, 4.00%, 8/1/2032 (c)	500,000	556,952
Series A, 5.00%, 8/1/2030 (c)	1,080,000	1,282,810
Series A, 5.00%, 8/1/2031 (c)	610,000	722,797
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	295,573
5.00%, 2/1/2025	125,000	134,985
5.00%, 2/1/2026	230,000	253,345
5.00%, 2/1/2027	375,000	420,400
5.00%, 2/1/2041	260,000	293,049
5.00%, 2/1/2042	260,000	292,496
San Antonio, TX, Electric & Gas Systems Revenue 3.00%, 2/1/2037	540,000	547,847
San Antonio, TX, General Obligation:
5.00%, 2/1/2027	925,000	1,001,434
5.00%, 8/1/2037	320,000	371,363
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2033 (c)	1,000,000	1,117,731
4.00%, 8/15/2034 (c)	1,000,000	1,100,334
4.00%, 8/15/2035 (c)	620,000	688,403
4.00%, 8/15/2040 (c)	610,000	666,764
4.00%, 8/15/2041 (c)	950,000	1,036,234
5.00%, 2/15/2027 (c)	510,000	553,557
5.00%, 8/15/2029 (c)	5,000,000	5,827,614
5.00%, 8/15/2043 (c)	620,000	667,390
San Antonio, TX, Water System Revenue:
4.00%, 5/15/2034	865,000	946,970
Series A, 2.63%, 5/1/2049 (b)	550,000	557,748
Series A, 4.00%, 5/15/2038	2,725,000	2,958,003
Series A, 4.00%, 5/15/2040	875,000	946,967
Series A, 5.00%, 5/15/2026	2,550,000	2,845,411
Series A, 5.00%, 5/15/2029	210,000	233,100
Series A, 5.00%, 5/15/2030	500,000	555,209
Series A, 5.00%, 5/15/2032	800,000	921,266
Series A, 5.00%, 5/15/2039	545,000	642,496
Series C, 4.00%, 5/15/2037	130,000	138,657
Series C, 5.00%, 5/15/2026	200,000	223,170
Series C, 5.00%, 5/15/2030	160,000	179,746
San Jacinto, TX, Community College District, General Obligation:
4.00%, 2/15/2046	500,000	543,005

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 2/15/2041	$515,000	$537,504
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (c)	110,000	114,284
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (c)	550,000	626,286
Socorro Independent School District, General Obligation:
4.00%, 8/15/2045 (c)	2,195,000	2,401,794
Series B, 5.00%, 8/15/2037 (c)	880,000	993,894
Spring Branch, TX, Independent School District, General Obligation 5.00%, 2/1/2023 (c)	600,000	617,463
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (c)	200,000	202,841
5.00%, 8/15/2026 (c)	550,000	603,581
Tarrant, TX, County College District, General Obligation:
2.00%, 8/15/2036	1,700,000	1,427,802
4.00%, 8/15/2033	1,170,000	1,307,746
5.00%, 8/15/2027	1,150,000	1,319,414
5.00%, 8/15/2031	3,195,000	3,880,826
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	254,238
5.00%, 3/1/2025	250,000	271,657
Series A, 4.00%, 9/1/2031	750,000	838,287
Temple, TX, County College District, General Obligation 3.00%, 7/1/2046	6,035,000	5,616,536
Texas A&M University Revenue:
Series A, 3.00%, 5/15/2039	2,050,000	2,021,444
Series A, 3.00%, 5/15/2040	750,000	736,911
Series A, 3.00%, 5/15/2041	1,600,000	1,566,602
Texas Public Finance Authority Revenue:
4.00%, 2/1/2035	1,800,000	1,980,205
4.00%, 2/1/2039	2,000,000	2,191,660
Texas State University System Series A, 4.00%, 3/15/2034	620,000	677,893
Texas Water Development Board Revenue:
3.00%, 10/15/2033	1,310,000	1,342,157
3.00%, 10/15/2039	775,000	766,086
4.00%, 10/15/2032	500,000	542,932
4.00%, 10/15/2033	1,010,000	1,095,630
4.00%, 10/15/2036	800,000	883,022
4.00%, 8/1/2037	650,000	715,577
4.00%, 10/15/2037	500,000	542,898
4.00%, 8/1/2038	2,240,000	2,462,126
Security Description	Principal Amount	Value
4.00%, 10/15/2044	$3,255,000	$3,534,655
5.00%, 10/15/2023	700,000	733,971
5.00%, 4/15/2024	925,000	981,921
5.00%, 8/1/2026	500,000	560,093
5.00%, 10/15/2026	500,000	562,590
5.00%, 4/15/2029	1,000,000	1,145,280
5.00%, 4/15/2030	610,000	712,354
5.00%, 8/1/2037	650,000	732,624
5.00%, 10/15/2042	810,000	911,495
Texas, State A&M University Revenue:
Series A, 3.00%, 5/15/2038	2,655,000	2,626,922
Series C, 5.00%, 5/15/2025	220,000	239,879
Series E, 5.00%, 5/15/2027	160,000	182,613
Texas, State General Obligation:
5.00%, 4/1/2026	310,000	328,173
5.00%, 4/1/2028	160,000	169,767
Series A, 4.00%, 10/1/2033	130,000	140,207
Series A, 5.00%, 4/1/2023	375,000	387,163
Series A, 5.00%, 10/1/2024	165,000	177,241
Series A, 5.00%, 4/1/2025	160,000	173,785
Series A, 5.00%, 4/1/2026	100,000	111,200
Series A, 5.00%, 10/1/2026	400,000	435,329
Series A, 5.00%, 10/1/2027	280,000	307,645
Series A, 5.00%, 10/1/2028	445,000	476,890
Series A, 5.00%, 4/1/2029	100,000	110,876
Series A, 5.00%, 10/1/2030	105,000	120,348
Series A, 5.00%, 10/1/2032	200,000	229,012
Series A, 5.00%, 4/1/2044	500,000	548,752
Series B, 5.00%, 10/1/2029	100,000	114,673
Series B, 5.00%, 10/1/2033	360,000	412,021
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	251,686
5.00%, 10/1/2024	265,000	284,862
Series A, 5.00%, 10/1/2024	545,000	585,848
Series A, 5.00%, 10/1/2025	635,000	699,048
Series A, 5.00%, 10/1/2026	275,000	309,547
Series A, 5.00%, 4/1/2033	260,000	275,609
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2023	200,000	206,330
Series A, 5.00%, 3/15/2025	880,000	955,577
Series A, 5.00%, 3/15/2026	735,000	809,439
Series A, 5.00%, 3/15/2029	140,000	157,785
Series A, 5.00%, 3/15/2033	500,000	559,789
Texas, State Water Development Board Revenue:
3.00%, 10/15/2034	800,000	813,208
3.00%, 10/15/2035	2,650,000	2,673,159
3.00%, 10/15/2038	3,075,000	3,049,756
3.00%, 10/15/2039	600,000	593,099
3.00%, 10/15/2040	5,670,000	5,585,156
4.00%, 10/15/2031	640,000	688,853
4.00%, 8/1/2035	965,000	1,068,000

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/1/2036	$150,000	$161,931
4.00%, 10/15/2036	1,500,000	1,633,730
4.00%, 10/15/2043	1,725,000	1,859,117
4.00%, 10/15/2044	2,635,000	2,824,501
4.00%, 10/15/2045	1,080,000	1,171,215
5.00%, 4/15/2024	220,000	233,538
5.00%, 4/15/2026	135,000	150,249
5.00%, 4/15/2027	90,000	101,599
5.00%, 4/15/2029	840,000	963,512
5.00%, 4/15/2031	770,000	913,517
5.00%, 8/1/2033	3,000,000	3,533,209
5.00%, 10/15/2043	5,780,000	6,610,795
Series A, 4.00%, 10/15/2037	680,000	736,701
Series A, 4.00%, 10/15/2040	115,000	121,246
Series A, 4.00%, 10/15/2052	125,000	133,655
Series A, 5.00%, 4/15/2026	135,000	149,242
Series A, 5.00%, 4/15/2027	120,000	136,003
Series A, 5.00%, 10/15/2029	645,000	711,184
Series A, 5.00%, 10/15/2031	575,000	633,174
Series A, 5.00%, 10/15/2040	600,000	657,481
Series B, 5.00%, 10/15/2038	3,760,000	4,368,936
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	115,000	124,788
Travis County of TX General Obligation Series A, 5.00%, 3/1/2027	600,000	668,543
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	123,761
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
3.00%, 8/1/2032	530,000	544,925
5.00%, 8/1/2024	295,000	315,592
5.00%, 8/1/2025	335,000	367,399
5.00%, 8/1/2028	845,000	985,008
5.00%, 8/1/2030	100,000	114,268
5.00%, 8/1/2037	595,000	676,045
University of Houston, Revenue:
Series A, 3.00%, 2/15/2039	500,000	493,111
Series A, 3.00%, 2/15/2041	500,000	486,185
Series A, 3.00%, 2/15/2044	5,530,000	5,167,198
Series A, 4.00%, 2/15/2025	265,000	279,600
Series A, 5.00%, 2/15/2025	380,000	411,458
Series A, 5.00%, 2/15/2029	500,000	586,617
Series A, 5.00%, 2/15/2030	175,000	192,858
Series C, 4.00%, 2/15/2039	1,025,000	1,073,622
Series C, 5.00%, 2/15/2027	900,000	995,713
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	217,438
Series A, 5.00%, 4/15/2029	285,000	321,939
Series A, 5.00%, 4/15/2030	120,000	135,094
Series A, 5.00%, 4/15/2031	115,000	129,198
Security Description	Principal Amount	Value
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	$120,000	$130,979
Series A, 5.00%, 7/1/2032	120,000	130,664
Series A, 5.25%, 7/1/2029	85,000	93,440
Series A, 5.50%, 7/1/2025	180,000	199,695
Series A, 5.50%, 7/1/2026	125,000	138,635
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	385,720
Series B, 4.00%, 7/1/2034	300,000	319,427
Series B, 5.00%, 7/1/2024	175,000	186,967
Series B, 5.00%, 7/1/2027	60,000	64,007
University of Texas, Revenue:
Series A, 5.00%, 8/15/2030	1,765,000	2,131,523
Series A, 5.00%, 8/15/2040	1,825,000	2,296,875
Series B, 4.00%, 8/15/2036	350,000	370,696
Series B, 5.00%, 8/15/2027	405,000	433,320
Series B, 5.00%, 8/15/2029	1,470,000	1,748,574
Series C, 3.00%, 8/15/2035	470,000	470,510
Series C, 5.00%, 8/15/2031	1,665,000	2,041,980
Series E, 5.00%, 8/15/2026	140,000	157,270
Series E, 5.00%, 8/15/2027	100,000	114,677
Series H, 5.00%, 8/15/2022	820,000	831,527
Series J, 5.00%, 8/15/2024	315,000	337,178
Series J, 5.00%, 8/15/2025	260,000	285,329
Series J, 5.00%, 8/15/2026	200,000	224,671
Series J, 5.00%, 8/15/2027	425,000	476,859
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	196,232
5.00%, 7/15/2026	280,000	312,130
5.00%, 7/15/2028	505,000	564,384
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	149,184
5.00%, 2/1/2024	125,000	132,194
Waller, TX, Consolidated Independent School District, General Obligation:
3.00%, 2/15/2039 (c)	4,000,000	4,054,509
3.00%, 2/15/2040 (c)	915,000	926,087
4.00%, 2/15/2044 (c)	2,000,000	2,180,277
Williamson, TX, General Obligation 5.00%, 2/15/2030	1,255,000	1,471,913
		500,388,792
UTAH — 0.4%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	106,091
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	571,612
Series B, 5.00%, 10/1/2027	145,000	166,276

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
University of Texas, Revenue Series A, 5.00%, 8/1/2044	$1,785,000	$2,058,193
University of Utah, Revenue:
Series A, 4.00%, 8/1/2039	800,000	874,219
Series A, 5.00%, 8/1/2030	2,365,000	2,703,787
Series B-1, 5.00%, 8/1/2023	170,000	177,369
Series B-1, 5.00%, 8/1/2028	600,000	685,885
Utah, State General Obligation:
5.00%, 7/1/2023	425,000	442,607
5.00%, 7/1/2025	585,000	641,998
5.00%, 7/1/2026	2,645,000	2,968,940
5.00%, 7/1/2027	360,000	408,439
5.00%, 7/1/2028	925,000	1,083,710
5.00%, 7/1/2029	1,655,000	1,953,902
5.00%, 7/1/2031	655,000	771,297
Series B, 5.00%, 7/1/2023	600,000	624,857
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	1,839,611
Series A, 5.00%, 6/15/2028	160,000	174,564
		18,253,357
VIRGINIA — 2.3%
Alexandria, VA, General Obligation Series C, 5.00%, 7/1/2028	500,000	575,281
Arlington County, VA, General Obligation:
4.00%, 6/15/2033	700,000	780,846
5.00%, 8/15/2032	4,690,000	5,507,725
Chesterfield County, Economic Development Authority Revenue Series F, 2.00%, 4/1/2041	525,000	429,520
City of Richmond VA Public Utility Revenue 5.00%, 1/15/2024	760,000	802,984
County of Arlington VA, General Obligation Series A, 4.00%, 8/1/2035	900,000	1,008,240
County of Fairfax VA Sewer Revenue 4.00%, 7/15/2040	1,610,000	1,803,664
County of Fairfax VA, General Obligation:
Series A, 5.00%, 10/1/2034	695,000	829,317
Series A, 5.00%, 10/1/2037	610,000	714,450
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2036	305,000	326,897
Series A, 5.00%, 10/1/2025	185,000	199,006
Series A, 5.00%, 10/1/2028	500,000	588,231
Series A, 5.00%, 10/1/2031	1,410,000	1,688,613
Series A, 5.00%, 10/1/2033	1,540,000	1,838,535
Fairfax County, VA, Water Authority Revenue:
5.00%, 4/1/2026	530,000	592,166
Security Description	Principal Amount	Value
5.00%, 4/1/2041	$675,000	$760,052
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 4.00%, 7/1/2040	2,030,000	2,225,844
Series A, 4.00%, 7/1/2045	885,000	960,183
Series A, 5.00%, 7/1/2033	1,000,000	1,129,874
Series A, 5.00%, 7/1/2036	1,000,000	1,127,214
Series A, 5.00%, 7/1/2038	650,000	731,071
Series A, 5.00%, 7/1/2042	2,495,000	2,805,009
Loudoun County Economic Development Authority Revenue 2.00%, 12/1/2038	2,000,000	1,654,312
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	316,182
University of Virginia, Revenue Series A, 5.00%, 4/1/2042	785,000	886,705
Virginia, College Building Authority Revenue:
5.00%, 2/1/2026	4,405,000	4,880,027
5.00%, 2/1/2028	500,000	575,563
5.00%, 2/1/2030	825,000	982,759
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2037	1,515,000	1,537,170
3.00%, 5/15/2041	300,000	302,357
3.25%, 5/15/2043	1,100,000	1,123,600
4.00%, 5/15/2038	2,680,000	2,870,401
5.00%, 9/15/2022	500,000	508,472
5.00%, 9/15/2023	1,800,000	1,883,490
5.00%, 3/15/2028	575,000	661,701
5.00%, 9/15/2028	250,000	281,811
5.00%, 3/15/2029	1,300,000	1,495,296
5.00%, 3/15/2032	130,000	148,378
Series A, 5.00%, 5/15/2022	500,000	502,315
Series A, 5.00%, 5/15/2029	4,695,000	5,414,350
Series A, 5.00%, 5/15/2031	1,260,000	1,446,575
Series A, 5.00%, 5/15/2032	585,000	671,291
Virginia, Public Building Authority Revenue Series B, 5.00%, 8/1/2026	750,000	842,123
Virginia, Public Building AuthorityRevenue:
4.00%, 8/1/2036	6,955,000	7,599,882
5.00%, 8/1/2024	4,000,000	4,279,210
Virginia, State College Building Authority, Educational Facilities Revenue:
3.00%, 2/1/2036	3,500,000	3,432,288
3.00%, 2/1/2038	3,000,000	2,891,958
3.00%, 2/1/2040	2,485,000	2,331,274
4.00%, 2/1/2038	2,660,000	2,876,294
4.00%, 2/1/2040	680,000	733,155

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/1/2024	$320,000	$338,416
5.00%, 2/1/2025	155,000	167,630
5.00%, 2/1/2029	3,870,000	4,534,869
5.00%, 2/1/2031	5,900,000	6,865,703
Series A, 3.00%, 2/1/2039	1,280,000	1,254,154
Series A, 5.00%, 2/1/2023	150,000	154,378
Series A, 5.00%, 2/1/2027	500,000	565,106
Series A, 5.00%, 9/1/2028	60,000	67,306
Series D, 5.00%, 2/1/2023	250,000	257,297
Series D, 5.00%, 2/1/2024	210,000	222,086
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	710,000	714,627
Series B, 5.00%, 6/1/2026	900,000	1,009,075
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2032	210,000	215,395
Series A, 4.00%, 8/1/2034	820,000	897,688
Series A, 4.00%, 8/1/2035	260,000	284,175
Series A, 4.00%, 8/1/2038	750,000	821,439
Series A, 4.00%, 8/1/2040	810,000	883,169
Series A, 5.00%, 8/1/2025	100,000	109,705
Series A, 5.00%, 8/1/2028	2,000,000	2,331,379
Series A, 5.00%, 8/1/2029	150,000	171,727
Series A, 5.00%, 8/1/2031	1,420,000	1,667,906
Series A-2, 4.00%, 8/1/2039	2,000,000	2,187,905
Series B, 5.00%, 8/1/2022	150,000	151,894
Series B, 5.00%, 8/1/2027	2,500,000	2,862,123
Series B, 5.00%, 8/1/2028	755,000	880,096
Series B, 5.00%, 8/1/2030	1,500,000	1,807,883
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	192,459
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2027	515,000	567,860
5.00%, 11/1/2045	160,000	175,334
		112,912,445
WASHINGTON — 3.7%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation:
3.00%, 12/1/2037	525,000	524,228
3.00%, 12/1/2038	615,000	608,325
3.00%, 12/1/2040	1,345,000	1,321,000
4.00%, 12/1/2036	720,000	777,190
5.00%, 12/1/2028	500,000	577,369
5.00%, 12/1/2029	150,000	172,606
5.00%, 12/1/2031	1,000,000	1,145,541
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S-1, 5.00%, 11/1/2025	185,000	203,731
Series S-1, 5.00%, 11/1/2027	85,000	93,575
Security Description	Principal Amount	Value
Series S-1, 5.00%, 11/1/2030	$385,000	$423,841
Series S-1, 5.00%, 11/1/2035	440,000	490,090
City of Seattle WA Drainage & Wastewater Revenue:
5.00%, 7/1/2026	750,000	841,529
5.00%, 9/1/2029	970,000	1,153,215
City of Seattle WA Municipal Light & Power Revenue:
5.00%, 4/1/2038	3,385,000	3,964,144
Series B, 5.00%, 2/1/2024	875,000	925,357
City of Seattle WA, General Obligation Series A, 5.00%, 12/1/2029	1,500,000	1,795,124
City of Tacoma WA Electric System Revenue 5.00%, 1/1/2046	1,800,000	2,123,204
Clark County School District No 114 Evergreen, General Obligation:
5.00%, 12/1/2031	3,700,000	4,428,552
5.00%, 12/1/2032	500,000	597,431
County of King WA, General Obligation 5.00%, 7/1/2029	560,000	604,137
Energy Northwest, WA, Electric Revenue:
4.00%, 7/1/2042	3,700,000	4,011,512
5.00%, 7/1/2023	9,350,000	9,738,537
5.00%, 7/1/2025	180,000	196,646
5.00%, 7/1/2026	1,135,000	1,254,424
5.00%, 7/1/2028	645,000	749,513
5.00%, 7/1/2030	625,000	749,202
5.00%, 7/1/2035	3,575,000	4,240,797
5.00%, 7/1/2037	625,000	729,618
5.00%, 7/1/2038	1,200,000	1,398,965
5.00%, 7/1/2039	1,875,000	2,206,005
Series A, 5.00%, 7/1/2023	4,050,000	4,218,297
Series A, 5.00%, 7/1/2025	205,000	223,958
Series A, 5.00%, 7/1/2027	1,165,000	1,300,145
Series A, 5.00%, 7/1/2028	1,160,000	1,244,896
Series A, 5.00%, 7/1/2033	545,000	616,027
Series A, 5.00%, 7/1/2036	1,370,000	1,600,496
Series C, 5.00%, 7/1/2027	125,000	133,093
Series C, 5.00%, 7/1/2030	1,350,000	1,572,290
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	196,646
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	508,156
Grant County, Public Utility District No 2 Electric, Revenue Series S, 2.00%, 1/1/2044 (b)	500,000	501,251
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
5.00%, 12/1/2035	3,000,000	3,430,745

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2036	$3,000,000	$3,426,181
King County School District No 210 Federal Way, General Obligation 5.00%, 12/1/2032	500,000	594,679
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	477,857
4.00%, 12/1/2035	1,300,000	1,386,045
5.00%, 12/1/2027	700,000	789,424
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	147,287
5.00%, 12/1/2029	300,000	338,325
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	799,979
5.00%, 12/1/2028	100,000	112,680
5.00%, 12/1/2031	100,000	114,955
5.00%, 12/1/2032	300,000	344,522
King County, School District No. 414, Lake Washington, General Obligation:
3.00%, 12/1/2027	2,825,000	2,957,471
4.00%, 12/1/2026	110,000	118,730
4.00%, 12/1/2030	2,500,000	2,671,577
5.00%, 12/1/2030	2,665,000	3,020,527
5.00%, 12/1/2031	2,035,000	2,302,242
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	183,978
5.00%, 7/1/2027	160,000	172,731
5.00%, 7/1/2031	225,000	243,091
Series E, 5.00%, 12/1/2028	225,000	248,266
Series E, 5.00%, 12/1/2029	305,000	336,311
King County, WA, Sewer Revenue:
5.00%, 7/1/2042	200,000	224,177
Series B, 5.00%, 7/1/2027	125,000	133,263
Series B, 5.00%, 7/1/2041	100,000	109,892
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	132,141
5.00%, 12/1/2034	100,000	107,952
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	561,811
5.00%, 12/1/2031	4,750,000	5,586,785
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	215,231
4.00%, 4/1/2041	200,000	210,920
Security Description	Principal Amount	Value
Seattle, WA, General Obligation:
5.00%, 6/1/2026	$100,000	$106,579
5.00%, 1/1/2038	2,040,000	2,281,154
Series A, 5.00%, 6/1/2023	100,000	103,894
Series A, 5.00%, 6/1/2024	225,000	239,853
Series A, 5.00%, 12/1/2027	6,000,000	6,931,900
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	106,343
5.00%, 8/1/2030	200,000	225,162
State of Washington, General Obligation:
5.00%, 2/1/2027	500,000	567,316
5.00%, 2/1/2029	500,000	588,668
5.00%, 2/1/2030	910,000	1,089,050
5.00%, 8/1/2033	500,000	597,363
5.00%, 2/1/2034	770,000	882,092
5.00%, 6/1/2037	750,000	901,814
5.00%, 8/1/2038	2,500,000	2,960,093
5.00%, 8/1/2040	3,425,000	4,043,167
5.00%, 6/1/2043	1,470,000	1,737,358
Series A, 5.00%, 8/1/2037	500,000	575,482
Series A, 5.00%, 8/1/2039	2,525,000	2,985,167
Series A, 5.00%, 8/1/2040	855,000	1,025,740
Series A, 5.00%, 8/1/2042	1,500,000	1,716,004
Series C, 5.00%, 2/1/2023	500,000	514,636
Series C, 5.00%, 2/1/2028	5,985,000	6,921,365
Series C, 5.00%, 2/1/2042	720,000	854,087
Series R-2018D, 5.00%, 8/1/2025	1,475,000	1,617,152
Series R-2018D, 5.00%, 8/1/2030	875,000	996,539
Series R-2020B, 5.00%, 1/1/2026	730,000	808,446
Series R-2020C, 5.00%, 7/1/2027	550,000	629,269
Series -R-2020D, 5.00%, 7/1/2025	750,000	820,596
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2029	615,000	693,274
Series A, 5.00%, 12/1/2031	295,000	331,570
Series A, 5.00%, 12/1/2032	360,000	404,288
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	322,732
Series A, 5.00%, 4/1/2046	1,800,000	2,123,417
Series C, 5.00%, 4/1/2032	1,750,000	2,081,578
Series C, 5.00%, 4/1/2034	745,000	883,506
Washington, State General Obligation:
5.00%, 6/1/2022	800,000	805,208
5.00%, 8/1/2023	100,000	104,389
5.00%, 6/1/2029	650,000	769,601
5.00%, 8/1/2033	255,000	289,186
5.00%, 6/1/2034	1,840,000	2,189,569

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2034	$1,000,000	$1,132,989
5.00%, 6/1/2035	925,000	1,097,282
Series 2016A, 5.00%, 7/1/2024	165,000	176,246
Series 2017-A, 5.00%, 8/1/2030	500,000	558,117
Series 2017-A, 5.00%, 8/1/2040	1,000,000	1,107,076
Series 2017-A, 5.00%, 8/1/2041	2,700,000	2,986,763
Series 2020A, 5.00%, 8/1/2044	725,000	838,842
Series A, 5.00%, 8/1/2027	225,000	245,791
Series A, 5.00%, 8/1/2031	330,000	367,779
Series A, 5.00%, 8/1/2034	300,000	333,428
Series A, 5.00%, 8/1/2035	1,245,000	1,391,768
Series A, 5.00%, 8/1/2037	895,000	1,012,109
Series A, 5.00%, 8/1/2041	1,645,000	1,853,226
Series A-1, 5.00%, 8/1/2033	120,000	130,675
Series A-1, 5.00%, 8/1/2034	300,000	326,486
Series A-1, 5.00%, 8/1/2036	550,000	598,005
Series A-1, 5.00%, 8/1/2040	300,000	325,382
Series B, 4.00%, 8/1/2026	675,000	729,802
Series B, 5.00%, 7/1/2024	115,000	122,838
Series B, 5.00%, 2/1/2029	135,000	145,884
Series B, 5.00%, 7/1/2029	530,000	584,736
Series B, 5.00%, 7/1/2031	355,000	390,318
Series B, 5.00%, 7/1/2033	285,000	312,816
Series C, 5.00%, 2/1/2023	100,000	102,927
Series C, 5.00%, 2/1/2030	4,000,000	4,787,033
Series C, 5.00%, 2/1/2032	105,000	115,617
Series C, 5.00%, 2/1/2035	450,000	483,839
Series C, 5.00%, 2/1/2036	1,500,000	1,765,702
Series C, 5.00%, 2/1/2042	500,000	566,714
Series D, 5.00%, 2/1/2029	250,000	276,538
Series D, 5.00%, 2/1/2037	100,000	109,765
Series D, 5.00%, 2/1/2040	620,000	691,986
Series D, 5.00%, 2/1/2041	850,000	947,870
Series D, 5.00%, 2/1/2042	1,500,000	1,671,266
Series R, 5.00%, 7/1/2026	120,000	129,515
Series R-2015, 4.00%, 7/1/2026	450,000	469,123
Series R-2015E, 5.00%, 7/1/2024	175,000	186,927
Series R-2015E, 5.00%, 7/1/2025	315,000	340,503
Series R-2015E, 5.00%, 7/1/2026	65,000	70,154
Series R-2017A, 5.00%, 8/1/2022	255,000	258,296
Series R-2017A, 5.00%, 8/1/2023	100,000	104,389
Series R-2017A, 5.00%, 8/1/2027	500,000	560,974
Series R-2017C, 5.00%, 8/1/2022	460,000	465,946
Security Description	Principal Amount	Value
Series R-2017C, 5.00%, 8/1/2024	$350,000	$374,679
Series R-2017C, 5.00%, 8/1/2025	135,000	148,011
Series R-2018D, 5.00%, 8/1/2027	500,000	572,967
Series R-2018D, 5.00%, 8/1/2029	290,000	331,064
Series R-2020C, 5.00%, 7/1/2025	1,375,000	1,504,426
Series R-2021C, 4.00%, 8/1/2036	4,060,000	4,509,707
Series R-H, 5.00%, 7/1/2026	110,000	118,722
		183,918,063
WEST VIRGINIA — 0.5%
State of West Virginia, General Obligation:
5.00%, 6/1/2027	800,000	914,690
5.00%, 12/1/2029	1,295,000	1,518,736
5.00%, 12/1/2030	3,040,000	3,540,114
5.00%, 12/1/2032	705,000	833,536
5.00%, 6/1/2034	575,000	678,596
5.00%, 12/1/2040	1,650,000	1,934,503
West Virginia, Parkways Authority Revenue:
5.00%, 6/1/2039	565,000	674,583
5.00%, 6/1/2040	750,000	892,007
5.00%, 6/1/2043	2,000,000	2,290,612
West Virginia, State General Obligation:
5.00%, 12/1/2035	1,010,000	1,190,349
5.00%, 6/1/2044	500,000	582,562
Series A, 5.00%, 6/1/2024	140,000	149,211
Series A, 5.00%, 6/1/2025	230,000	251,428
Series A, 5.00%, 6/1/2026	130,000	145,479
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	808,845
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	512,269
Series B-GROUP 2, 5.00%, 12/1/2038	1,000,000	1,153,957
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	862,997
Series B-GROUP 2, 5.00%, 12/1/2040	3,000,000	3,451,987
		22,386,461
WISCONSIN — 1.6%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	3,180,000	3,104,873
City of Madison WI, General Obligation Series A, 2.50%, 10/1/2025	2,000,000	2,019,041

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Madison, WI, General Obligation:
Series A, 4.00%, 10/1/2023	$110,000	$113,577
Series A, 4.00%, 10/1/2025	690,000	738,363
Milwaukee, WI, General Obligation:
2.25%, 3/1/2028	500,000	500,629
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	131,750
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	329,992
State of Wisconsin, General Obligation:
4.00%, 5/1/2039	2,500,000	2,734,050
4.00%, 5/1/2042	6,000,000	6,540,313
5.00%, 5/1/2026	500,000	560,565
5.00%, 5/1/2034	575,000	623,846
5.00%, 5/1/2035	8,130,000	9,518,367
5.00%, 5/1/2036	7,670,000	8,961,923
5.00%, 5/1/2037	605,000	706,284
Series 2, 5.00%, 11/1/2026	755,000	856,312
Series 2021-2, 5.00%, 5/1/2025	1,200,000	1,311,689
Series A, 5.00%, 5/1/2027	2,375,000	2,724,690
Series B, 5.00%, 5/1/2034	850,000	996,134
Wisconsin Department of Transportation, Revenue Series A, 3.00%, 7/1/2040	675,000	682,533
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	2,000,000	2,274,768
Series B, 5.00%, 5/1/2031	105,000	116,585
Series B, 5.00%, 5/1/2032	550,000	610,911
Series B, 5.00%, 5/1/2033	115,000	127,499
Series B, 5.00%, 5/1/2034	275,000	304,549
Series B, 5.00%, 5/1/2035	350,000	387,175
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2024	205,000	218,972
Series A, 3.00%, 7/1/2041	805,000	811,667
Series A, 4.00%, 7/1/2038	750,000	827,793
Series A, 4.00%, 7/1/2039	910,000	1,002,843
Series A, 5.00%, 7/1/2031	320,000	340,500
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2026	140,000	153,133
Series A, 5.00%, 6/1/2027	330,000	360,532
Series A, 5.00%, 6/1/2032	910,000	988,363
Series A, 5.00%, 6/1/2034	965,000	1,046,560
Series A, 5.00%, 6/1/2036	4,520,000	5,328,137
Series A, 5.00%, 6/1/2037	750,000	882,838
Wisconsin, State General Obligation:
5.00%, 5/1/2025	85,000	92,911
5.00%, 5/1/2027	135,000	147,184
5.00%, 11/1/2028	205,000	232,319
Security Description	Principal Amount	Value
5.00%, 5/1/2029	$160,000	$174,190
Series 1, 5.00%, 5/1/2024	110,000	113,897
Series 1, 5.00%, 11/1/2027	775,000	843,251
Series 1, 5.00%, 5/1/2030	2,000,000	2,414,338
Series 2, 5.00%, 11/1/2022	500,000	510,824
Series 2, 5.00%, 11/1/2024	1,145,000	1,234,642
Series 2, 5.00%, 11/1/2025	1,410,000	1,560,982
Series 3, 5.00%, 11/1/2023	180,000	183,379
Series 3, 5.00%, 11/1/2027	660,000	748,633
Series 3, 5.00%, 11/1/2028	3,650,000	4,138,293
Series 3, 5.00%, 11/1/2031	530,000	597,644
Series 4, 5.00%, 5/1/2025	375,000	403,966
Series A, 5.00%, 5/1/2026	355,000	377,164
Series A, 5.00%, 5/1/2027	1,045,000	1,133,833
Series A, 5.00%, 5/1/2028	920,000	952,593
Series A, 5.00%, 5/1/2035	130,000	140,841
Series B, 4.00%, 5/1/2023	355,000	364,156
Series B, 4.00%, 5/1/2029	2,180,000	2,365,318
Series B, 5.00%, 5/1/2022	500,000	501,567
Series D, 4.00%, 5/1/2029	105,000	109,271
Series D, 5.00%, 5/1/2032	120,000	127,485
		78,406,437
WYOMING — 0.1%
University of Wyoming, Revenue:
4.00%, 6/1/2043 (c)	1,550,000	1,680,566
4.00%, 6/1/2044 (c)	735,000	795,368
Wyoming Community Development Authority, Revenue Series 2, 2.10%, 12/1/2035	500,000	442,512
		2,918,446
TOTAL MUNICIPAL BONDS & NOTES (Cost $5,016,002,189)		4,807,890,878
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (e) (f) (Cost $14,153,559)	14,153,559	14,153,559
TOTAL INVESTMENTS — 98.2% (Cost $5,030,155,748)		4,822,044,437
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		88,486,337
NET ASSETS — 100.0%		$4,910,530,774

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	2.8%
Assured Guaranty Municipal Corp.	0.6%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
ETM	Escrowed to Maturity
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$2,130,498	$4,805,508,754	$—	$4,807,639,252
Short-Term Investment	14,153,559	—	—	14,153,559
TOTAL INVESTMENTS	$16,284,057	$4,805,508,754	$—	$4,821,792,811
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	—	251,626	—	251,626

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,638,640	$10,638,640	$339,539,630	$336,024,711	$—	$—	14,153,559	$14,153,559	$4,285
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 1.2%
Birmingham Airport Authority Revenue 5.00%, 7/1/2030 (a)	$500,000	$583,847
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	1,635,000	1,660,178
Health Care Authority of the City of Huntsville Series B1, 4.00%, 6/1/2039	500,000	537,602
Hoover,AL, Industrial Development Board Environmental Improvement Revenue:
AMT, 5.75%, 10/1/2049	2,615,000	2,905,141
AMT, VRN, 6.38%, 11/1/2050 (b)	1,000,000	1,184,492
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	106,716
Series A, 3.00%, 2/1/2030	200,000	203,228
Jefferson County Board of Education, Special Tax Revenue 4.00%, 2/1/2042	525,000	556,541
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	256,456
Series D, 6.00%, 10/1/2042	3,210,000	3,552,454
Series D, 6.50%, 10/1/2053	2,010,000	2,237,983
Series E, Zero Coupon, 10/1/2035	150,000	59,525
Lower Alabama Gas District Revenue 4.00%, 12/1/2050 (b)	1,250,000	1,291,980
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,667,341
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (c)	1,858,000	1,819,629
Series A, 5.25%, 5/1/2044 (c)	2,420,000	2,481,664
		21,104,777
ALASKA — 0.0% (d)
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	120,000	131,116
Security Description	Principal Amount	Value
Northern Tobacco Securitization Corp. Revenue Series B-2-CLASS, Zero Coupon, 6/1/2066	$800,000	$102,841
State of Alaska International Airports System Revenue Series B, 5.00%, 10/1/2035	545,000	594,959
		828,916
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,109,920
ARIZONA — 1.9%
Arizona Industrial Development Authority Revenue:
4.00%, 12/15/2041 (c)	105,000	101,652
4.00%, 12/15/2051 (c)	165,000	153,078
4.75%, 7/1/2029 (c)	165,000	172,502
5.00%, 6/1/2031 (c)	335,000	360,056
5.00%, 7/1/2039 (c)	365,000	385,146
5.00%, 7/1/2054 (c)	500,000	520,929
Series A, 3.63%, 5/20/2033	958,130	979,723
Series A, 4.00%, 7/15/2030 (c)	145,000	149,514
Series A, 4.50%, 1/1/2049	655,000	459,370
Series A, 5.00%, 7/1/2049 (c)	500,000	508,363
Series A, 5.00%, 7/15/2049 (c)	500,000	534,853
Series A, 5.00%, 7/1/2054 (c)	500,000	507,400
Series A, 5.25%, 7/1/2047 (c)	240,000	242,746
Series A, 6.38%, 6/1/2039 (c)	1,000,000	1,080,824
Series B, 5.00%, 3/1/2037 (c)	75,000	80,268
Series B, 5.00%, 3/1/2042 (c)	70,000	74,207
Series B, 5.00%, 1/1/2049	860,000	614,780
Series D, 5.00%, 7/1/2051 (c)	185,000	196,173
Series G, 5.00%, 7/1/2047 (c)	100,000	106,284
City Of Phoenix, Civic Improvement Corporation Junior Lien Airport Revenue Series A, 5.00%, 7/1/2044	960,000	1,088,860
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	1,069,919
5.00%, 5/15/2056	500,000	530,988
5.25%, 11/15/2046	1,010,000	826,162
Series A, 5.00%, 11/15/2042	750,000	815,780
Maricopa County Industrial Development Authority Revenue AMT, 4.00%, 10/15/2047 (c)	1,080,000	1,066,362
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (c)	595,000	631,285

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 7/1/2052 (c)	$1,000,000	$1,118,214
Series A, 5.00%, 9/1/2033	675,000	799,758
Maricopa County, AZ, Pollution Control Corp., Revenue:
2.40%, 6/1/2035	500,000	435,844
Series A, 3.60%, 2/1/2040	600,000	603,872
Phoenix, AZ, Industrial Development Authority Education Revenue 5.00%, 7/1/2035 (c)	1,325,000	1,386,166
Pima Country, AZ, Industrial Development Authority, Education Revenue:
4.00%, 10/1/2041	30,000	31,257
4.00%, 12/1/2051 (c)	5,000,000	4,210,784
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2034 (c)	100,000	103,028
5.25%, 7/1/2036	315,000	326,211
6.75%, 2/1/2050 (c)	310,000	335,469
Pima County, AZ, Industrial Development Authority Revenue 4.00%, 4/1/2046	650,000	664,667
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	655,000	666,242
Salt Verde, AZ, Financial Corp. Revenue:
5.00%, 12/1/2037	1,000,000	1,184,705
5.25%, 12/1/2027	265,000	298,363
5.25%, 12/1/2028	105,000	119,573
Tempe, AZ, Industrial Development Authority Revenue:
4.00%, 12/1/2038	1,260,000	1,261,951
4.00%, 12/1/2046	1,005,000	971,270
4.00%, 12/1/2056	2,135,000	1,983,752
Series A, 6.13%, 10/1/2052 (c)	500,000	512,735
Series B, 5.35%, 10/1/2025 (c)	2,650,000	2,651,217
		32,922,302
ARKANSAS — 0.3%
Arkansas Development Finance Authority Industrial Development Revenue AMT, 4.50%, 9/1/2049 (c)	4,830,000	4,915,544
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	100,223
		5,015,767
Security Description	Principal Amount	Value
CALIFORNIA — 10.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (a)	$175,000	$177,022
Series B, 5.00%, 10/1/2037	500,000	546,529
Anaheim Public Financing Authority Revenue Series C, Zero Coupon, 9/1/2029 (a)	915,000	743,543
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	615,000	661,246
Series A, 5.00%, 3/1/2041	665,000	700,226
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	147,354
California Community Housing Agency, Workforce Housing Revenue:
3.00%, 8/1/2056 (c)	915,000	698,510
3.00%, 2/1/2057 (c)	2,500,000	1,847,014
4.00%, 8/1/2046 (c)	145,000	125,063
4.00%, 8/1/2051 (c)	5,500,000	4,476,646
4.00%, 2/1/2056 (c)	2,905,000	2,666,405
Series A, 4.00%, 2/1/2056 (c)	1,915,000	1,678,978
Series A, 5.00%, 4/1/2049 (c)	905,000	871,277
Series A, 5.00%, 8/1/2050 (c)	1,000,000	1,006,021
Series A-, 4.00%, 8/1/2047 (c)	4,270,000	3,665,755
Series S, 5.00%, 8/1/2049 (c)	2,500,000	2,513,532
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A, 4.00%, 6/1/2049	1,000,000	1,033,745
Series B-1, 5.00%, 6/1/2049	210,000	227,219
Series B-2, Zero Coupon, 6/1/2055	3,020,000	550,362
Series C, Zero Coupon, 6/1/2057	5,000,000	681,524
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	340,000	356,086
Series A, 4.00%, 8/15/2049	475,000	500,423
California, Municipal Finance Authority Revenue:
3.00%, 10/1/2049	1,000,000	865,136
3.00%, 5/15/2051 (a)	1,250,000	1,055,285
AMT, 3.25%, 12/31/2032 (a)	625,000	625,261
AMT, 4.00%, 7/15/2029	3,000,000	3,054,679
4.00%, 5/15/2041 (a)	355,000	368,851
4.00%, 5/15/2046 (a)	1,000,000	1,028,256
AMT, 5.00%, 6/30/2027	205,000	225,434
AMT, 5.00%, 6/30/2028	100,000	110,960
AMT, 5.00%, 12/31/2031	1,000,000	1,100,032

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
AMT, 5.00%, 12/31/2043	$500,000	$544,502
5.00%, 7/1/2046 (c)	500,000	528,289
AMT, 5.00%, 12/31/2047	600,000	648,276
AMT, 5.00%, 6/1/2048	600,000	647,223
5.25%, 1/1/2045	1,000,000	855,031
Series A, 5.00%, 7/1/2034	280,000	314,752
Series A, 5.00%, 10/1/2039 (c)	150,000	153,833
Series A, 5.00%, 7/1/2047	185,000	204,517
Series A, 5.00%, 7/1/2049 (c)	1,250,000	1,341,200
Series A, 5.25%, 11/1/2041	1,000,000	1,105,584
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	1,088,305
5.00%, 5/15/2051	1,165,000	1,263,043
5.00%, 5/15/2052	500,000	543,460
California, Pollution Control Financing Authority Revenue:
AMT, 4.30%, 7/1/2040	665,000	702,028
AMT, 5.00%, 11/21/2045 (c)	500,000	508,737
California, Public Finance Authority Revenue:
5.00%, 10/15/2037	500,000	553,639
5.00%, 11/15/2046 (c)	900,000	938,333
5.00%, 11/15/2051 (c)	600,000	622,701
California, School Finance Authority Revenue:
5.00%, 6/1/2050 (c)	605,000	623,243
5.00%, 6/1/2054 (c)	250,000	266,938
5.00%, 11/15/2056 (c)	415,000	429,065
Series A, 5.00%, 7/1/2047 (c)	250,000	254,011
California, Statewide Communities Development Authority Revenue:
1.75%, 9/1/2029	800,000	723,496
4.00%, 4/1/2042	130,000	135,605
4.25%, 1/1/2043	480,000	506,390
5.00%, 1/1/2031	700,000	793,898
5.00%, 1/1/2032	1,125,000	1,274,089
5.00%, 5/15/2033	240,000	261,839
5.25%, 12/1/2034	1,940,000	2,088,380
5.25%, 12/1/2038 (c)	1,475,000	1,684,905
5.25%, 7/1/2039 (c)	2,000,000	2,014,199
5.25%, 12/1/2043 (c)	875,000	988,929
5.25%, 12/1/2044	4,045,000	4,335,849
5.25%, 12/1/2048 (c)	705,000	791,268
5.50%, 12/1/2054	2,500,000	2,682,456
Series A, 3.00%, 8/15/2036	205,000	202,592
Series A, 3.50%, 11/1/2027 (c)	3,270,000	3,397,033
Series A, 5.00%, 12/1/2028 (c)	100,000	110,524
Series A, 5.00%, 12/1/2029 (c)	1,000,000	1,102,927
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2046 (c)	$2,080,000	$2,270,108
Series A, 5.25%, 11/1/2044 (c)	300,000	302,571
Series A, 5.25%, 12/1/2056 (c)	2,825,000	3,088,104
Series A, 5.50%, 7/1/2039	40,887	38,434
Series A, 5.75%, 7/1/2030	83,094	78,108
Series A, 5.75%, 7/1/2035	8,793	8,265
Series B, 5.00%, 7/1/2032	195,000	207,891
California, Statewide Communities Development Authority, Special Assessment:
5.00%, 9/2/2040	425,000	470,216
Series A, 5.00%, 9/2/2039	945,000	1,045,548
Series C, 4.00%, 9/2/2050	1,000,000	1,007,624
California, Statewide Financing Authority Revenue Series D, Zero Coupon, 6/1/2055 (c)	15,750,000	611,774
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (a)	400,000	279,518
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	101,567
City of Sacramento CA Transient Occupancy Tax Revenue Series A, 5.00%, 6/1/2035	670,000	755,436
CMFA Special Finance Agency VII Revenue 4.00%, 8/1/2047 (c)	800,000	658,034
CMFA Special Finance Agency VIII Revenue:
3.00%, 8/1/2056 (c)	4,500,000	3,455,216
4.00%, 8/1/2047 (c)	2,335,000	1,937,121
Compton Public Finance Authority Revenue 4.50%, 9/1/2032 (c)	1,000,000	1,024,970
CSCDA Community Improvement Authority Revenue:
2.80%, 3/1/2047 (c)	400,000	338,824
3.00%, 12/1/2056 (c)	6,400,000	4,879,357
3.00%, 3/1/2057 (c)	245,000	185,672
3.25%, 7/1/2056 (c)	500,000	394,702
3.50%, 10/1/2046 (c)	1,655,000	1,413,078
4.00%, 4/1/2056 (c)	5,130,000	4,644,152
4.00%, 7/1/2056 (c)	6,500,000	5,649,378
4.00%, 8/1/2056 (c)	995,000	888,478
4.30%, 7/1/2059 (c)	5,000,000	4,600,295
Series A, 5.00%, 7/1/2051 (c)	280,000	284,678
Series A, 5.00%, 1/1/2054 (c)	2,470,000	2,506,512

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A-1-SOCIAL, 3.10%, 7/1/2045 (c)	$5,000,000	$4,117,108
Series A-2, 4.00%, 9/1/2056 (c)	2,000,000	1,885,830
Series A-2, 4.00%, 10/1/2056 (c)	1,500,000	1,374,144
Series A-2-SOCIAL, 4.00%, 7/1/2056 (c)	1,145,000	1,049,167
Series A-SENIOR L, 3.00%, 9/1/2056 (c)	1,375,000	1,044,106
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	192,517
Dubline, CA, Special Tax Revenue:
4.00%, 9/1/2045	240,000	242,106
4.00%, 9/1/2051	335,000	336,427
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	858,997
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,352,507
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 4.00%, 1/15/2046	1,490,000	1,554,708
Series A, 5.00%, 1/15/2042 (a)	430,000	453,202
Series B1, 3.95%, 1/15/2053	1,130,000	1,148,947
Series C, 5.00%, 1/15/2031	670,000	778,331
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2047	870,000	875,636
Series A-1, 5.25%, 6/1/2047	1,070,000	1,077,353
Series A-2, 5.00%, 6/1/2047	1,025,000	1,031,640
Series A-2, 5.30%, 6/1/2037	1,495,000	1,505,391
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2036	3,500,000	1,391,281
Zero Coupon, 6/1/2047	9,410,000	1,771,544
Zero Coupon, 6/1/2057	34,000,000	1,554,779
Zero Coupon, 6/1/2057 (c)	20,000,000	1,032,462
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,043,370
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	981,985
Long Beach, CA, Bond Finance Authority, Revenue:
Series A, 5.00%, 11/15/2029	100,000	114,309
Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/2035	$525,000	$628,541
Series A, 5.50%, 11/15/2030	270,000	320,838
Series A, 5.50%, 11/15/2037	550,000	700,448
Long Beach, CA, Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031 (a)	345,000	410,746
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	540,516
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	1,050,461
Series B, 6.50%, 11/1/2039	950,000	1,287,662
Series B, 7.00%, 11/1/2034	400,000	533,367
Series C, 6.13%, 11/1/2029	280,000	322,203
Series C, 6.50%, 11/1/2039	2,000,000	2,710,868
Norman Y Mineta San Jose International Airport SJC Revenue Series B, 5.00%, 3/1/2047	510,000	557,682
Oakland, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2032 (a)	100,000	113,729
Series A, 5.00%, 8/1/2033	65,000	71,176
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	551,371
Series A, 5.00%, 8/15/2046	550,000	589,478
Palomar Health, CA, Revenue 5.00%, 11/1/2036	500,000	549,282
Peralta Community College District, General Obligation Series A, 4.00%, 8/1/2031	975,000	1,010,609
River Islands Public Financing Authority, Special Tax Revenue 4.00%, 9/1/2051	1,080,000	1,086,749
Riverside County, CA, Public Financing Authority Revenue 5.25%, 11/1/2040	100,000	111,202
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	486,419
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2031	955,000	1,037,435
5.00%, 9/1/2044	255,000	266,161
5.00%, 9/1/2047 (c)	1,000,000	1,076,875
Sacramento County, CA, Certificate Participation Series B, AMT, 5.00%, 12/1/2029	975,000	1,107,322
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,069,177
5.00%, 9/1/2045	100,000	107,444
5.00%, 9/1/2046	825,000	885,489

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 4.00%, 7/1/2051	$2,300,000	$2,384,592
Series B, AMT, 4.00%, 7/1/2056	650,000	662,684
Series B, AMT, 5.00%, 7/1/2027	270,000	280,234
Series B, AMT, 5.00%, 7/1/2042	190,000	207,122
Series B, AMT, 5.00%, 7/1/2056	1,000,000	1,115,206
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
AMT, 5.00%, 1/1/2025	555,000	592,868
5.00%, 5/1/2049	700,000	787,476
Series A, AMT, 5.00%, 5/1/2036	770,000	886,440
Series B, 5.00%, 5/1/2047	120,000	131,573
Series E, AMT, 5.00%, 5/1/2045	600,000	661,635
Series H, AMT, 5.00%, 5/1/2028	500,000	564,112
San Joaquin Hills, CA, Transportation Corridor Agency Revenue Series B, 5.25%, 1/15/2049	400,000	425,754
Seminole County, FL, Industrial Development Authority Revenue Series A, AMT, 5.00%, 3/1/2032	500,000	576,792
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, Zero Coupon, 6/1/2056	5,250,000	630,977
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	790,000	930,894
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	80,418
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (c)	100,000	106,244
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
4.00%, 6/1/2049	1,315,000	1,332,472
Series A, 4.00%, 6/1/2049	3,000,000	3,107,062
Tobacco Securitization Authority of Southern California, CA, Tobacco Settlement Revenue:
, 6/1/2046	5,950,000	1,101,640
5.00%, 6/1/2035	500,000	563,285
5.00%, 6/1/2038	725,000	812,795
Security Description	Principal Amount	Value
5.00%, 6/1/2048	$390,000	$422,442
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	112,169
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	430,000	442,924
		181,536,001
COLORADO — 2.7%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,554,462
Centerra Metropolitan District No 1, General Obligation Series A, 5.00%, 12/1/2051	650,000	655,818
Centerra Metropolitan District No 1, Tax Allocation 5.00%, 12/1/2029 (c)	1,000,000	1,036,447
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (c)	1,595,000	1,666,539
Series A, 5.00%, 10/1/2049 (c)	540,000	556,981
Colorado Health Facilities Authority Hospital Revenue:
5.00%, 1/1/2031	105,000	109,482
5.00%, 1/1/2037	2,750,000	2,854,560
5.00%, 1/1/2038	200,000	212,989
5.00%, 12/1/2054 (c)	1,250,000	1,050,015
Series A, 5.00%, 11/1/2039	920,000	1,045,473
Series A, 5.30%, 7/1/2037	340,000	295,231
Series A-, 4.00%, 8/1/2037	700,000	736,207
Series A-, 4.00%, 8/1/2039	1,250,000	1,311,012
Series A-, 4.00%, 8/1/2049	510,000	528,858
Series A-, 5.00%, 8/1/2039	1,000,000	1,131,630
Series B, 5.00%, 5/15/2048	1,070,000	1,107,450
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	522,501
Colorado, Educational & Cultural Facilities Authority Revenue 4.13%, 11/15/2044	225,000	227,026
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	500,000	537,823
Denver City & County, CO, Airport System Revenue Series A, AMT, 5.00%, 12/1/2029	525,000	592,843
Denver City & County, CO, Special Facilities Revenue AMT, 5.00%, 10/1/2032	1,335,000	1,374,352

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2025	$1,900,000	$2,062,178
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	525,732
Series A, 5.00%, 12/1/2039	40,000	41,444
Series A, 5.25%, 12/1/2045	370,000	385,271
Denver, CO, Urban Renewal Authority, Tax Allocation Series A, 5.25%, 12/1/2039 (c)	100,000	105,322
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	1,000,000	1,022,052
E-470, CO, Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2035 (a)	1,000,000	564,137
Series B, Zero Coupon, 9/1/2037 (a)	475,000	241,904
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,478,140
Fourth Street Crossing Business Improvement District, CO, Revenue Series A, 5.13%, 12/1/2038 (c)	500,000	512,824
Jefferson Center Metropolitan District No. 1 Series B, 5.75%, 12/15/2050	500,000	511,989
Kinston Metropolitan District No. 5, General Obligation Series A, 5.13%, 12/1/2050	750,000	751,834
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,028,101
North Range Metropolitan District No. 3, General Obligation:
Series A, 5.00%, 12/1/2040	1,000,000	1,037,686
Series A, 5.25%, 12/1/2050	2,000,000	2,047,209
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049	1,740,000	1,782,058
Plaza, CO, Metropolitan District No. 1, Tax Allocation 4.50%, 12/1/2030 (c)	1,000,000	1,004,270
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	885,000	1,191,301
Pueblo Urban Renewal Authority, Tax Allocation 4.75%, 12/1/2045 (c)	1,825,000	1,842,912
Security Description	Principal Amount	Value
Rampart Range Metropolitan District Revenue 4.00%, 12/1/2051	$500,000	$425,100
Regional Transportation District Revenue:
Series A, 4.00%, 7/15/2039	950,000	1,006,670
Series A, 4.00%, 7/15/2040	1,000,000	1,064,714
Rocky Mountain Rail Park Metropolitan District, General Obligation:
5.00%, 12/1/2041 (c)	1,000,000	951,841
5.00%, 12/1/2051 (c)	1,000,000	892,519
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	744,353
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	500,000	502,849
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,046,410
Verve Metropolitan District No. 1, General Obligation 5.00%, 12/1/2051	500,000	503,761
Windler Public Improvement Authority Revenue:
4.00%, 12/1/2031	530,000	497,117
Series A-1, 4.13%, 12/1/2051	1,550,000	1,292,182
		46,171,579
CONNECTICUT — 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Series F, 5.00%, 7/1/2037	1,175,000	1,251,965
Connecticut, State Development Authority, Airport Facilities Revenue AMT, 7.95%, 4/1/2026	300,000	300,027
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	285,542
Series B, 5.00%, 4/15/2032	130,000	130,233
Series E, 4.00%, 9/15/2028	125,000	126,450
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	745,000	772,789
Series A, 5.00%, 1/1/2045 (c)	300,000	316,022
Series A, 5.00%, 9/1/2046 (c)	110,000	113,638
Series A, 5.00%, 9/1/2053 (c)	500,000	514,912
Series B, 4.00%, 7/1/2034	130,000	133,648
Series F, 3.50%, 7/1/2026	5,000	5,180
Series F, 4.00%, 7/1/2030	1,100,000	1,142,131
Series G-1, 5.00%, 7/1/2044 (c)	275,000	306,404
Series G-1, 5.00%, 7/1/2050 (c)	500,000	553,568

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series L, 4.00%, 7/1/2034	$250,000	$259,929
Series L, 4.13%, 7/1/2041	500,000	519,651
Series R, 3.38%, 7/1/2037	190,000	192,213
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (c)	1,000,000	1,086,277
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	102,983
Series A, 5.00%, 4/1/2031	220,000	226,343
Series C, 3.00%, 7/15/2027 (a)	100,000	102,402
University of Connecticut, CT, Revenue:
Series A, 5.00%, 8/15/2027	100,000	104,087
Series A, 5.00%, 2/15/2028	860,000	925,713
		9,472,107
DELAWARE — 0.3%
Delaware River & Bay Authority Revenue 5.00%, 1/1/2042	2,000,000	2,050,187
Delaware, State Economic Development Authority Revenue:
3.25%, 6/1/2026	800,000	796,280
4.00%, 6/1/2042	160,000	156,737
4.00%, 6/1/2052	70,000	65,880
5.00%, 6/1/2036	500,000	524,423
5.00%, 6/1/2046	700,000	727,079
Series B, VRN, 1.25%, 10/1/2040 (b)	1,000,000	944,461
PRIFA Custodial Trust Zero Coupon, 3/15/2049	100,000	47,573
		5,312,620
DISTRICT OF COLUMBIA — 0.8%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	155,512
Series A, 5.00%, 7/1/2052	115,000	116,312
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
Zero Coupon, 6/15/2055	20,000,000	1,631,976
6.50%, 5/15/2033	240,000	254,058
Series A, Zero Coupon, 6/15/2046	25,000,000	5,560,133
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	555,624
Metropolitan Washington Airports Authority Dulles Toll Road Revenue 2.75%, 10/1/2053 (a)	2,100,000	1,731,573
Security Description	Principal Amount	Value
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue:
Zero Coupon, 10/1/2035 (a)	$220,000	$139,422
4.00%, 10/1/2044	650,000	676,966
4.00%, 10/1/2049	625,000	646,505
Series A, Zero Coupon, 10/1/2037	2,000,000	1,021,721
Series A, 5.00%, 10/1/2053	400,000	400,000
		12,889,802
FLORIDA — 7.3%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	30,000	28,662
Series A, 4.00%, 12/1/2044	325,000	334,925
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	865,000	868,722
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	219,445
Bexley Community Development District, Special Assessment 4.70%, 5/1/2036	100,000	102,825
Broward, FL, Airport System Revenue:
Series A, AMT, 5.00%, 10/1/2029	500,000	573,684
Series A, AMT, 5.00%, 10/1/2036	300,000	336,275
Series Q-1, 4.00%, 10/1/2042	140,000	141,148
Broward, FL, Port Facilities Revenue Series B, AMT, 4.00%, 9/1/2044	1,025,000	1,056,222
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (c)	1,000,000	1,019,311
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.00%, 12/15/2040 (c)	190,000	194,689
5.00%, 8/1/2055	700,000	751,286
6.10%, 8/15/2038 (c)	215,000	229,792
Series A, 5.00%, 6/15/2039 (c)	390,000	403,081
Series A, 5.00%, 6/15/2055 (c)	290,000	290,505
Series A, 5.13%, 6/15/2037 (c)	450,000	469,850
Series A, 5.38%, 6/15/2038 (c)	105,000	109,395
Series A, 5.88%, 7/1/2054 (e)	980,000	882,000

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue:
4.00%, 6/15/2041 (c)	$1,500,000	$1,341,797
4.00%, 6/15/2051 (c)	1,500,000	1,260,739
5.00%, 7/1/2046 (c)	750,000	717,459
5.00%, 1/1/2055 (c)	250,000	245,162
5.00%, 7/1/2056 (c)	850,000	865,685
5.63%, 8/1/2037 (c)	115,000	98,817
5.88%, 8/1/2052 (c)	610,000	494,998
Series A, 5.00%, 7/1/2050	600,000	494,318
Series A, 7.50%, 6/1/2048 (c) (e)	4,165,000	874,650
Celebration Pointe Community Development District No. 1, Special Assessment 4.00%, 5/1/2053	100,000	95,674
Central, FL, Expressway Authority Revenue 3.25%, 7/1/2039 (a)	100,000	102,396
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (c)	220,000	228,504
City of Orlando, FL, Development Tax Revenue:
5.00%, 11/1/2028 (a)	500,000	574,219
Series A, 5.00%, 11/1/2023 (a)	1,000,000	1,050,049
Series A, 5.00%, 11/1/2026 (a)	735,000	830,874
City of Pompano Beach, FL, Revenue 4.00%, 9/1/2050	500,000	490,816
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (c) (e)	400,000	272,000
Series A, 8.25%, 5/15/2049 (c) (e)	100,000	68,000
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (c)	145,000	147,017
County of Broward FL Port Facilities Revenue Series A, 5.00%, 9/1/2044	600,000	689,099
County of Escambia FL Sales Tax Revenue 5.00%, 10/1/2046	550,000	614,381
County of Escambia, FL, Environmental Improvement Revenue 2.00%, 11/1/2033 (b)	775,000	767,190
Security Description	Principal Amount	Value
County of Miami-Dade FL Revenue Series C, Zero Coupon, 10/1/2048 (a)	$595,000	$204,391
County of Miami-Dade, FL, Aviation Revenue:
AMT, 5.00%, 10/1/2028	500,000	528,576
AMT, 5.00%, 10/1/2030	650,000	687,149
5.00%, 10/1/2036	765,000	842,230
Series A, AMT, 4.25%, 10/1/2036	100,000	104,232
County of Miami-Dade, FL, Seaport Department Revenue AMT, 4.00%, 10/1/2041 (a)	1,955,000	2,045,271
County of Osceola FL Transportation Revenue Series A-1, 5.00%, 10/1/2049	500,000	552,496
Escambia County, Health Facilities Authority Revenue:
4.00%, 8/15/2045	1,425,000	1,453,270
4.00%, 8/15/2050	2,000,000	2,032,010
5.00%, 8/15/2031	155,000	177,638
5.00%, 8/15/2035	1,015,000	1,157,150
Florida Development Finance Corp., Educational Facilities Revenue:
4.00%, 11/15/2039	500,000	540,375
4.00%, 6/1/2041 (c)	2,070,000	2,085,727
4.00%, 7/1/2045	600,000	579,993
4.00%, 6/1/2055 (c)	3,900,000	3,794,971
4.00%, 6/30/2056 (c)	100,000	92,950
5.00%, 9/15/2040 (c)	100,000	104,600
5.25%, 6/1/2050 (c)	1,000,000	1,086,564
5.25%, 6/1/2055 (c)	1,000,000	1,084,106
6.13%, 6/15/2046 (c)	100,000	107,649
Series A, 4.75%, 7/15/2036 (c)	500,000	510,838
Series A, 6.00%, 6/15/2035 (c)	505,000	546,534
Series A, 6.00%, 6/15/2044 (c)	575,000	512,395
Series A, 6.13%, 6/15/2043 (c)	500,000	502,387
Series A, 6.13%, 6/15/2044	555,000	582,876
Series A, AMT, 6.25%, 1/1/2049 (b) (c)	4,015,000	4,032,877
Series A, AMT, 6.38%, 1/1/2049 (b) (c)	5,865,000	5,875,195
Series A, 6.50%, 7/1/2044	925,000	954,781
Series A, AMT, 6.50%, 1/1/2049 (b) (c)	10,170,000	10,181,284
Series B, AMT, 7.38%, 1/1/2049 (c)	19,670,000	20,741,411

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Florida Higher Educational Facilities Financial Authority Revenue Series A1, 5.00%, 6/1/2048 (c)	$1,000,000	$1,027,819
FRERC Community Development District, Special Assessment 5.50%, 11/1/2050	100,000	101,816
Greater Orlando, FL, Aviation Authority Revenue:
AMT, 5.00%, 10/1/2026	235,000	257,849
AMT, 5.00%, 10/1/2027	170,000	189,349
AMT, 5.00%, 11/15/2036	350,000	356,846
Series A, AMT, 5.00%, 10/1/2042	250,000	275,515
Grove Resort, FL, Community Development District, Special Assessment Series A, 5.88%, 11/1/2047	550,000	626,733
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	128,700
Heights, FL, Community Development District, Tax Allocation 5.00%, 1/1/2038	300,000	311,378
Hernando County,FL, School Board, Certificate Participation Series A, 3.00%, 7/1/2035 (a)	115,000	115,882
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	235,000
6.25%, 4/1/2049	500,000	235,000
Hillsborough County Aviation Authority Revenue Series A, AMT, 5.00%, 10/1/2025	500,000	522,155
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	427,942
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	371,783
Series B, 5.00%, 10/1/2029	370,000	423,261
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	504,952
5.75%, 11/1/2042	500,000	505,791
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	501,255
LT Ranch Community Development District, Special Assessment 4.00%, 5/1/2040	730,000	724,298
Security Description	Principal Amount	Value
Miami Beach Redevelopment Agency Tax Allocation 5.00%, 2/1/2033	$680,000	$714,236
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,086,289
Miami-Dade County, FL, Beach Health Facilities Authority Revenue 4.00%, 11/15/2051	1,640,000	1,667,535
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2027	400,000	403,480
Series A, 5.00%, 7/1/2028	325,000	361,023
Series A, 5.00%, 7/1/2029	575,000	637,257
Series A, 5.00%, 7/1/2031	200,000	201,538
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	271,237
Miami-Dade County, FL, School Board Certificate of Participation Series C, COPs, 3.25%, 2/1/2032	100,000	100,056
Miami-Dade, FL, Professional Sport Franchies Tax Revenue:
4.00%, 10/1/2040	760,000	795,376
5.00%, 10/1/2029	675,000	753,955
Series A, 6.88%, 10/1/2034 (a)	145,000	190,705
Miami-Dade, FL, Special Obligation Revenue:
5.00%, 10/1/2026	870,000	977,703
5.00%, 10/1/2027	240,000	269,273
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	1,430,000	1,449,580
Series B, 5.00%, 5/1/2037	925,000	937,665
North Broward Hospital Revenue Series B, 5.00%, 1/1/2042	1,000,000	1,100,735
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	388,739
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (a)	200,000	226,095
Palm Beach County Health Facilities Authority Revenue 4.00%, 5/15/2053	500,000	441,572
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (c)	185,000	195,955
5.00%, 4/1/2051 (c)	110,000	114,674

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	$130,000	$137,663
5.00%, 7/1/2039	410,000	434,739
Reunion East Community Development District, Special Assessment:
2.85%, 5/1/2031	20,000	18,259
3.15%, 5/1/2041	60,000	52,500
4.00%, 5/1/2051	135,000	131,177
Sarasota County Public Hospital District Revenue 4.00%, 7/1/2048	175,000	186,588
Sawyers Landing Community Development District, Special Assessment 4.25%, 5/1/2053	3,300,000	3,302,296
Seminole County Industrial Development Authority 5.25%, 11/15/2039	1,400,000	1,425,407
Seminole County, FL, Industrial Development Authority Revenue:
3.75%, 11/15/2025	2,000,000	1,958,888
5.50%, 11/15/2049	1,515,000	1,542,230
State Johns County Industrial Development Authority Revenue:
4.00%, 12/15/2036	1,000,000	986,798
4.00%, 12/15/2041	750,000	718,345
4.00%, 12/15/2046	750,000	699,695
4.00%, 12/15/2050	1,000,000	918,310
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	474,095
Tampa, FL, Revenue:
5.00%, 4/1/2040	500,000	538,410
Series A, Zero Coupon, 9/1/2039	1,000,000	520,007
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-2 EXCHA, 6.61%, 5/1/2040	180,000	141,447
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (e) (f)	195,000	—
Series 3, 6.65%, 5/1/2040 (e) (f)	120,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	1,133,125
Series A4, 6.61%, 5/1/2040	85,000	84,943
USF Financing Corp., Certificate Participation Series A-REMK 5/6/15, COPs, 5.00%, 7/1/2034	550,000	595,460
Security Description	Principal Amount	Value
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (c)	$1,875,000	$1,939,892
Village Community Development District No. 13 Special Assessment:
2.63%, 5/1/2024	190,000	189,486
3.70%, 5/1/2050	1,955,000	1,847,091
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	138,516
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	100,000	115,394
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	701,204
		126,097,554
GEORGIA — 1.2%
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	185,500
Series A1, 6.75%, 1/1/2035	1,705,000	903,650
Series A1, 7.00%, 1/1/2040	500,000	265,000
Augusta, GA, Development Authority Revenue 4.00%, 7/1/2037	105,000	108,241
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	570,862
Series D, 4.13%, 11/1/2045	435,000	447,432
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue:
5.00%, 7/1/2042	1,000,000	1,043,617
Series A, 4.00%, 4/1/2051 (c)	4,850,000	4,245,993
Fulton County,GA, Development Authority Revenue 3.00%, 7/1/2044	580,000	511,332
George L Smith II Congress Center Authority Revenue:
4.00%, 1/1/2036	1,000,000	994,441
4.00%, 1/1/2054	750,000	731,815
5.00%, 1/1/2054 (c)	1,500,000	1,534,264
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (a)	629,000	672,130
Griffin-Spalding County Hospital Authority Revenue 3.75%, 4/1/2047	500,000	504,539

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (c)	$250,000	$270,574
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	229,854
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (c)	2,500,000	2,572,116
Municipal Electric Authority of Georgia Revenue:
4.00%, 1/1/2049	2,000,000	1,982,254
Series A, 5.00%, 7/1/2060	635,000	678,840
Series A, 5.50%, 7/1/2060	170,000	184,135
Roanoke County, GA, Economic Development Authority Revenue AMT, 4.00%, 1/1/2038 (c)	1,000,000	1,004,029
White County,GA, Development Authority Revenue:
Series A, 5.13%, 10/1/2039	790,000	763,005
Series A, 5.25%, 10/1/2049	115,000	108,160
		20,511,783
GUAM — 0.5%
Antonio B Won Pat International Airport Authority Revenue Series C, AMT, 6.38%, 10/1/2043	590,000	624,775
Guam Department of Education, Certificate Participation 5.00%, 2/1/2040	1,600,000	1,690,340
Guam Government Business Privilege Revenue:
Series A, 5.00%, 11/1/2040	3,800,000	4,234,561
Series D-REF, 4.00%, 11/15/2039	500,000	510,185
Series D-REF, 5.00%, 11/15/2027	355,000	385,314
Series D-REF, 5.00%, 11/15/2028	110,000	119,099
Series D-REF, 5.00%, 11/15/2029	525,000	567,384
Series D-REF, 5.00%, 11/15/2034	250,000	268,887
Series D-REF, 5.00%, 11/15/2035	100,000	107,505
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	331,408
Guam Government, General Obligation AMT, 5.00%, 11/15/2031	195,000	209,033
		9,048,491
Security Description	Principal Amount	Value
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (c)	$355,000	$370,827
Series A, 5.00%, 1/1/2045 (c)	750,000	751,421
Series A, 6.88%, 7/1/2043	300,000	310,396
		1,432,644
IDAHO — 0.0% (d)
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	657,231
ILLINOIS — 10.9%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	242,774
Series A, 5.50%, 12/1/2043	115,000	113,934
Chicago Transit Authority Revenue 5.00%, 12/1/2046	520,000	576,430
Chicago, IL, Board of Education, General Obligation:
4.00%, 12/1/2047	3,250,000	3,136,290
Series A, Zero Coupon, 12/1/2022 (a)	190,000	187,527
Series A, Zero Coupon, 12/1/2027 (a)	225,000	189,308
Series A, Zero Coupon, 12/1/2028 (a)	100,000	81,111
Series A, Zero Coupon, 12/1/2031 (a)	1,060,000	764,324
Series A, 4.00%, 12/1/2022	100,000	101,528
Series A, 4.00%, 12/1/2027	3,215,000	3,344,398
Series A, 5.00%, 12/1/2027 (a)	1,100,000	1,248,825
Series A, 5.00%, 12/1/2028 (a)	150,000	173,073
Series A, 5.00%, 12/1/2029	7,875,000	8,662,182
Series A, 5.00%, 12/1/2030	1,935,000	2,117,170
Series A, 5.00%, 12/1/2031	600,000	651,341
Series A, 5.00%, 12/1/2032	750,000	822,471
Series A, 5.00%, 12/1/2033	1,000,000	1,083,301
Series A, 5.00%, 12/1/2036	1,000,000	1,089,422
Series A, 5.00%, 12/1/2037	150,000	163,350
Series A, 5.00%, 12/1/2038	1,750,000	1,901,279
Series A, 5.00%, 12/1/2039	910,000	987,121
Series A, 5.50%, 12/1/2026 (a)	885,000	962,890
Series A, 5.50%, 12/1/2031 (a)	620,000	750,564
Series A, 7.00%, 12/1/2026	1,100,000	1,257,783
Series A, 7.00%, 12/1/2044	3,405,000	3,835,615
Series A, 7.00%, 12/1/2046 (c)	3,125,000	3,682,658
Series B, 4.00%, 12/1/2035	200,000	201,607
Series B, 4.00%, 12/1/2036	7,550,000	7,561,952

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2029	$100,000	$110,008
Series B, 5.00%, 12/1/2031	2,000,000	2,200,360
Series B, 5.00%, 12/1/2033	675,000	710,360
Series B, 5.00%, 12/1/2034	410,000	416,557
Series B-1, Zero Coupon, 12/1/2022 (a)	145,000	143,113
Series B-1, Zero Coupon, 12/1/2028 (a)	830,000	673,221
Series B-1, Zero Coupon, 12/1/2029 (a)	620,000	484,193
Series B-1, Zero Coupon, 12/1/2030 (a)	220,000	165,223
Series C, 5.00%, 12/1/2027	600,000	654,996
Series C, 5.00%, 12/1/2030 (a)	1,500,000	1,722,255
Series C, 5.25%, 12/1/2035	2,140,000	2,250,537
Series C, 5.25%, 12/1/2039	390,000	409,323
Series D, 5.00%, 12/1/2027	2,400,000	2,619,986
Series D, 5.00%, 12/1/2046	1,250,000	1,294,625
Series E, 5.13%, 12/1/2032	765,000	803,207
Series G, 5.00%, 12/1/2034	2,400,000	2,584,768
Series H, 5.00%, 12/1/2036	3,100,000	3,332,567
Series H, 5.00%, 12/1/2046	1,500,000	1,592,563
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	278,662
6.00%, 4/1/2046	350,000	389,834
6.10%, 4/1/2036	45,000	50,893
Chicago, IL, Midway International Airport Revenue:
Series A, AMT, 5.00%, 1/1/2024	750,000	783,861
Series A, AMT, 5.00%, 1/1/2026	100,000	108,301
Series A, AMT, 5.50%, 1/1/2030	200,000	204,627
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	263,219
5.00%, 1/1/2029	100,000	105,288
Chicago, IL, O'Hare International Airport Revenue:
Series B, 4.00%, 1/1/2053 (a)	300,000	312,817
Series B, 5.00%, 1/1/2029	315,000	336,926
Series B, 5.25%, 1/1/2029	275,000	281,847
Series C, 5.00%, 1/1/2032	500,000	545,551
Series D, 5.00%, 1/1/2039	210,000	214,452
Series D, 5.00%, 1/1/2044	325,000	331,671
Series D, 5.00%, 1/1/2047	500,000	544,103
Series D, 5.00%, 1/1/2052	770,000	834,101
Chicago, IL, Waterworks Revenue:
4.00%, 11/1/2037	145,000	146,782
Series 2017-2, 5.00%, 11/1/2038 (a)	975,000	1,105,474
Security Description	Principal Amount	Value
City of Chicago IL, General Obligation:
Zero Coupon, 1/1/2028 (a)	$125,000	$104,391
Zero Coupon, 1/1/2030 (a)	270,000	208,781
5.25%, 1/1/2029	160,000	170,531
5.50%, 1/1/2030	250,000	268,011
Series 2007G-REMK 6/8/15, 5.50%, 1/1/2042	780,000	832,963
Series A, 4.00%, 1/1/2036	600,000	602,611
Series A, 5.00%, 1/1/2027	300,000	312,170
Series A, 5.00%, 1/1/2028	1,250,000	1,362,492
Series A, 5.00%, 1/1/2033	3,500,000	3,847,314
Series A, 5.00%, 1/1/2034	250,000	259,708
Series A, 5.00%, 1/1/2035	365,000	379,174
Series A, 5.00%, 1/1/2040	1,000,000	1,080,309
Series A, 5.00%, 1/1/2044	100,000	107,378
Series A, 5.25%, 1/1/2027	280,000	298,683
Series A, 5.25%, 1/1/2029	465,000	485,430
Series A, 5.25%, 1/1/2032	155,000	161,728
Series A, 5.50%, 1/1/2035	840,000	942,072
Series A, 5.75%, 1/1/2033	510,000	565,102
Series C, Zero Coupon, 1/1/2026	200,000	176,078
Series C, Zero Coupon, 1/1/2030	885,000	660,810
Series C, 5.00%, 1/1/2024	65,000	67,820
Series C, 5.00%, 1/1/2026	470,000	505,143
Series C, 5.00%, 1/1/2027	195,000	209,227
Series C, 5.00%, 1/1/2035	700,000	745,314
Series C, 5.00%, 1/1/2038	2,060,000	2,192,922
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	443,801
5.25%, 12/1/2043	205,000	211,541
Illinois State, Finance Authority Revenue:
4.00%, 12/1/2040	250,000	263,838
4.25%, 8/1/2042	1,050,000	1,083,173
4.75%, 5/15/2033	175,000	177,612
5.00%, 2/15/2032	100,000	105,137
5.00%, 5/15/2033	2,220,000	2,164,473
5.00%, 8/1/2042	580,000	625,062
5.00%, 12/1/2046	350,000	383,026
5.25%, 2/15/2047	100,000	104,820
5.25%, 5/15/2047	145,000	147,345
5.50%, 4/1/2032	500,000	500,308
Series A, 5.00%, 2/15/2047	1,385,000	1,475,278
Series A, 5.00%, 11/1/2049	600,000	620,613
Series A, 5.00%, 2/15/2050	1,950,000	2,074,175
Series A, 5.25%, 5/1/2038	2,030,000	1,982,554
Series A, 6.00%, 4/1/2038 (c)	2,175,000	2,352,307
Series A, 6.00%, 7/1/2043	200,000	209,719
Series A, 6.13%, 4/1/2049 (c)	500,000	541,314
Series A, 6.13%, 4/1/2058 (c)	3,390,000	3,652,405

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Illinois State, General Obligation:
3.50%, 6/1/2029	$140,000	$142,879
3.50%, 6/1/2031	1,200,000	1,213,877
4.00%, 2/1/2030 (a)	255,000	266,976
4.00%, 1/1/2031	640,000	666,494
4.00%, 6/1/2032	300,000	309,283
4.00%, 6/1/2033	700,000	721,082
4.00%, 6/1/2034	270,000	275,818
4.00%, 6/1/2035	100,000	101,799
4.13%, 11/1/2031	260,000	270,589
4.50%, 11/1/2039	125,000	129,650
5.00%, 2/1/2023	325,000	333,064
5.00%, 5/1/2023	230,000	237,124
5.00%, 8/1/2023	1,200,000	1,244,885
5.00%, 8/1/2024	1,220,000	1,238,972
5.00%, 2/1/2026	1,250,000	1,357,563
5.00%, 1/1/2027	100,000	108,519
5.00%, 6/1/2027	1,070,000	1,166,784
5.00%, 11/1/2027	400,000	438,439
5.00%, 3/1/2028	150,000	150,514
5.00%, 5/1/2028	700,000	741,687
5.00%, 1/1/2029	2,005,000	2,157,618
5.00%, 2/1/2029	1,175,000	1,284,203
5.00%, 4/1/2029	150,000	158,591
5.00%, 4/1/2030	695,000	733,621
5.00%, 3/1/2031	110,000	110,363
5.00%, 4/1/2032	100,000	105,368
5.00%, 3/1/2034	200,000	200,632
5.00%, 11/1/2034	120,000	129,653
5.00%, 3/1/2035	1,500,000	1,672,095
5.00%, 5/1/2035	140,000	147,598
5.00%, 3/1/2036	150,000	150,465
5.00%, 5/1/2036	125,000	131,735
5.00%, 11/1/2036	760,000	820,124
5.00%, 3/1/2037	900,000	971,673
5.00%, 11/1/2038	875,000	942,674
5.00%, 2/1/2039	1,200,000	1,256,883
5.00%, 5/1/2039	380,000	400,192
5.00%, 11/1/2040	180,000	193,762
5.00%, 1/1/2041	300,000	320,196
5.25%, 7/1/2028	750,000	785,403
5.25%, 2/1/2029	405,000	428,904
5.25%, 7/1/2029	100,000	104,657
5.25%, 2/1/2033	230,000	242,644
5.50%, 7/1/2024	660,000	693,346
5.50%, 7/1/2025	245,000	257,472
5.50%, 7/1/2026	120,000	126,109
5.50%, 7/1/2027	200,000	210,181
5.50%, 7/1/2033	665,000	697,163
5.50%, 7/1/2038	200,000	209,419
Series A, 4.00%, 1/1/2024	135,000	135,384
Series A, 4.00%, 5/1/2024	135,000	139,512
Series A, 4.00%, 1/1/2029	630,000	631,553
Series A, 4.00%, 1/1/2030	515,000	516,250
Series A, 4.50%, 12/1/2041	875,000	907,291
Security Description	Principal Amount	Value
Series A, 4.63%, 5/1/2037	$610,000	$639,924
Series A, 5.00%, 10/1/2024	150,000	159,415
Series A, 5.00%, 12/1/2028	465,000	513,814
Series A, 5.00%, 5/1/2030	500,000	549,609
Series A, 5.00%, 10/1/2030	1,120,000	1,235,946
Series A, 5.00%, 12/1/2032	500,000	543,813
Series A, 5.00%, 1/1/2034	1,000,000	1,003,174
Series A, 5.00%, 4/1/2035	250,000	258,329
Series A, 5.00%, 5/1/2035	1,000,000	1,084,324
Series A, 5.00%, 12/1/2035	1,000,000	1,079,559
Series A, 5.00%, 4/1/2036	140,000	144,594
Series A, 6.00%, 5/1/2025	435,000	479,947
Series B, 5.00%, 12/1/2024	100,000	106,627
Series C, 4.00%, 10/1/2040	1,000,000	1,013,664
Series D, 5.00%, 11/1/2025	1,000,000	1,082,475
Series D, 5.00%, 11/1/2026	250,000	273,458
Series D, 5.00%, 11/1/2028	2,275,000	2,510,623
Illinois State, Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (a)	680,000	618,150
5.00%, 6/15/2032	220,000	241,914
Illinois, State Sales Tax Revenue:
Series A, 3.00%, 6/15/2033	500,000	474,939
Series A, 5.00%, 6/15/2026	725,000	796,054
Series A, 5.00%, 6/15/2027	250,000	273,459
Series D, 3.00%, 6/15/2031	710,000	686,325
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2031 (a)	5,735,000	3,990,277
Zero Coupon, 12/15/2039 (a)	200,000	97,261
Zero Coupon, 6/15/2044 (a)	1,800,000	723,468
Zero Coupon, 6/15/2045 (a)	770,000	295,177
Zero Coupon, 6/15/2046 (a)	1,735,000	634,211
Zero Coupon, 6/15/2047 (a)	2,415,000	843,212
Zero Coupon, 12/15/2051	200,000	51,225
Zero Coupon, 12/15/2056 (a)	845,000	187,432
4.00%, 12/15/2042	2,000,000	2,001,501
4.00%, 12/15/2047	3,060,000	3,047,042
4.00%, 6/15/2050	2,000,000	1,981,815
4.00%, 6/15/2052	7,545,000	7,443,550
5.00%, 6/15/2042	205,000	221,845
5.00%, 6/15/2057	6,000,000	6,330,461
Series A, Zero Coupon, 6/15/2029 (a)	105,000	81,399
Series A, Zero Coupon, 6/15/2031 (a)	215,000	152,705
Series A, Zero Coupon, 6/15/2034 (a)	190,000	118,900
Series A, Zero Coupon, 12/15/2034 (a)	220,000	134,747
Series A, Zero Coupon, 12/15/2035 (a)	140,000	82,017
Series A, Zero Coupon, 6/15/2037 (a)	650,000	355,966

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.50%, 6/15/2029 (a)	$615,000	$681,466
Series B, Zero Coupon, 6/15/2027 (a)	125,000	105,774
Series B, Zero Coupon, 12/15/2041	395,000	166,766
Series B, 5.00%, 12/15/2026	115,000	115,882
Series B, 5.00%, 12/15/2040	100,000	105,451
Northeastern Illinois University Agency Revenue Series B, 5.00%, 4/1/2027 (a)	630,000	704,652
Northeastern Illinois University Certificate of Participation COPs, 4.10%, 10/1/2041	245,000	205,849
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	118,663
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (a)	190,000	210,354
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	224,493
		186,833,591
INDIANA — 0.6%
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	100,000	95,312
Indiana Municipal Power Agency Power Supply System Refunding Revenue Series A, 5.00%, 1/1/2033	1,000,000	1,107,419
Indiana State, Finance Authority, Environmental Revenue:
5.00%, 3/1/2044	800,000	895,627
AMT, 7.00%, 3/1/2039 (c)	500,000	390,191
Series A, AMT, 6.75%, 5/1/2039	275,000	335,010
Indiana State, Finance Authority, Hospital Revenue:
3.75%, 10/1/2037	200,000	198,143
4.00%, 10/1/2036	640,000	703,413
Series A, 4.50%, 7/1/2053	250,000	158,960
Series A, 5.00%, 6/1/2032	1,360,000	1,364,315
Series A, 5.00%, 6/1/2039	125,000	125,361
Indianapolis Local Public Improvement Bond Bank Revenue AMT, 5.00%, 1/1/2027	750,000	801,174
Knox County, IN, Economic Development Authority Revenue Series A, 5.00%, 4/1/2042	3,060,000	3,060,000
Security Description	Principal Amount	Value
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, AMT, 7.25%, 12/1/2028 (e)	$1,000,000	$300,000
Valparaiso, IN, Exempt Facilities Revenue AMT, 6.75%, 1/1/2034	750,000	793,134
		10,328,059
IOWA — 0.6%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	2,295,000	2,307,293
5.25%, 12/1/2025	420,000	434,814
Series A, VRN, 5.25%, 12/1/2050 (b)	1,295,000	1,350,583
Iowa Higher Education Loan Authority Revenue 4.00%, 10/1/2025	380,000	382,993
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	561,499
Series A, 5.00%, 5/15/2043	115,000	118,922
Series A, 5.00%, 5/15/2048	1,000,000	1,026,241
Iowa Tobacco Settlement Authority Revenue:
Series A-2 CLASS 1, 4.00%, 6/1/2038	1,000,000	1,053,889
Series B-, Zero Coupon, 6/1/2065	8,265,000	1,062,518
Series B-1 CLA, 4.00%, 6/1/2049	1,625,000	1,648,616
PEFA Inc, Revenue 5.00%, 9/1/2049 (b)	500,000	540,469
		10,487,837
KANSAS — 0.3%
City Of Hutchinson, Kansas Hospital Facilities Revenue 5.00%, 12/1/2041	610,000	643,190
City of Overland Park KS Sales Tax Revenue 6.00%, 12/15/2032	200,000	107,790
City of Wichita, KS, Health Care Facilities Authority Revenue:
5.00%, 5/15/2050	750,000	742,138
Series I, 5.00%, 5/15/2033	350,000	358,119
Overland Park Development Corp. Revenue:
5.00%, 3/1/2024	1,605,000	1,616,482
5.00%, 3/1/2049	1,000,000	974,780
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	1,185,000	1,205,791

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Wyandotte County-Kansas City Unified Gov't Revenue Zero Coupon, 12/1/2027 (a)	$300,000	$243,833
		5,892,123
KENTUCKY — 0.8%
City of Henderson, KY, Revenue:
AMT, 4.45%, 1/1/2042 (c) (g)	775,000	781,051
AMT, 4.70%, 1/1/2052 (c) (g)	465,000	468,585
City Of Murray, Kentucky Hospital Facilities Revenue 4.00%, 8/1/2034	220,000	222,324
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	242,716
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (a)	140,000	143,804
Series A, 5.00%, 9/1/2023 (a)	135,000	140,577
Series A, 5.00%, 9/1/2025 (a)	425,000	460,334
Series A, 5.00%, 9/1/2026 (a)	160,000	173,521
Series A, 5.00%, 9/1/2030 (a)	1,180,000	1,279,715
Series A, 5.00%, 9/1/2042 (a)	125,000	134,670
Kentucky Public Energy Authority Revenue 4.00%, 12/1/2050 (b)	500,000	526,349
Kentucky, Asset Liability Commission Revenue:
Series A, 5.00%, 9/1/2024	790,000	845,435
Series A, 5.00%, 9/1/2026	120,000	128,245
Kentucky, Economic Development Finance Authority Revenue:
4.00%, 12/1/2041 (a)	500,000	536,708
5.00%, 12/1/2045 (a)	550,000	625,348
5.25%, 6/1/2050	100,000	106,471
5.50%, 11/15/2035	105,000	102,055
Series A, 4.25%, 7/1/2035	3,645,000	3,800,585
Series A, 5.00%, 1/1/2045	825,000	882,742
Series A, 5.00%, 6/1/2045	1,025,000	1,114,268
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	109,125
Louisville/Jefferson County Metropolitan Gov't Revenue VRN, 5.00%, 10/1/2047 (b)	500,000	521,101
		13,345,729
LOUISIANA — 0.8%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	2,000,000	2,194,605
City of Shreveport, LA, Water & Sewer Revenue Series B, 3.00%, 12/1/2035 (a)	200,000	201,541
Security Description	Principal Amount	Value
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (c)	$1,175,000	$1,248,288
Jefferson, LA, Sales Tax District Special Sales Tax Revenue Series B, 4.00%, 12/1/2037 (a)	100,000	106,641
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	330,299
Louisiana Local Gov't Environmental Facilities & Community Development Authority Revenue:
3.50%, 11/1/2032	275,000	278,615
Series A, 5.00%, 1/1/2049	1,500,000	1,368,120
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,347
4.00%, 5/15/2049	760,000	794,582
5.00%, 5/15/2042	750,000	829,121
5.00%, 7/1/2047	300,000	324,049
5.25%, 10/1/2046	130,000	126,423
Series A, 5.00%, 7/1/2046	500,000	533,363
Series A, 5.00%, 7/1/2051	385,000	409,748
New Orleans, LA, Aviation Board Revenue Series B, AMT, 5.00%, 1/1/2024	240,000	251,845
Parish of State James LA Revenue:
Series 2, 6.35%, 7/1/2040 (c)	1,000,000	1,182,771
Series 2, 6.35%, 10/1/2040 (c)	1,000,000	1,182,771
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	273,078
Series A, 5.00%, 12/1/2036 (a)	260,000	292,395
Series B, 4.00%, 12/1/2041 (a)	480,000	504,897
Series C, 4.00%, 12/1/2033 (a)	365,000	391,412
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (b)	450,000	451,496
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	258,677
		13,540,084

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MAINE — 0.1%
Maine Finance Authority SOL Waste Disposal Revenue AMT, 5.38%, 12/15/2033 (c) (e)	$100,000	$55,000
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2043	200,000	208,059
Series A, 4.00%, 7/1/2041	100,000	103,162
Series A, 4.00%, 7/1/2046	310,000	317,490
Series A, 5.00%, 7/1/2046	45,000	48,219
Rumford, ME, Solid Waste Disposal Revenue AMT, 6.88%, 10/1/2026	525,000	525,252
		1,257,182
MARYLAND — 1.3%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	318,209
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2022	895,000	898,789
5.00%, 9/1/2023	210,000	211,384
5.00%, 9/1/2027	305,000	310,391
5.00%, 9/1/2028	750,000	763,636
5.00%, 9/1/2031	500,000	508,757
5.00%, 9/1/2039	1,250,000	1,266,755
5.00%, 9/1/2046	250,000	252,196
Series A, 4.50%, 9/1/2033	1,325,000	1,375,828
City of Brunswick, MD, Special Tax Revenue:
4.00%, 7/1/2029	295,000	306,293
5.00%, 7/1/2036	474,000	508,396
County of Frederick, MD, Tax Incr Special Tax Allocation 3.75%, 7/1/2039	875,000	840,508
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	433,115
Maryland Economic Development Corp., Revenue 5.75%, 9/1/2025	525,000	529,931
Maryland Economic Development Corp., Tax Allocation:
3.25%, 9/1/2030	595,000	576,056
4.00%, 9/1/2040	325,000	323,105
4.00%, 9/1/2050	2,520,000	2,446,951
4.38%, 7/1/2036	1,155,000	1,188,703
Maryland Health & Higher Educational Facilities Authority Revenue:
3.00%, 7/1/2046	1,465,000	1,303,920
Security Description	Principal Amount	Value
4.00%, 1/1/2051	$1,900,000	$1,883,994
5.00%, 7/1/2045	90,000	96,565
Series A, 5.00%, 7/1/2038	100,000	109,772
Series A, 5.50%, 1/1/2031	100,000	111,209
Series B, 5.25%, 8/15/2038 (a)	130,000	157,407
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (c)	1,600,000	1,675,049
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	519,934
Series B, 5.00%, 11/1/2042	3,105,000	3,193,022
		22,109,875
MASSACHUSETTS — 0.7%
Commonwealth of Massachusetts Revenue 5.50%, 1/1/2027 (a)	1,100,000	1,250,866
Lowe, MA, Collegiate Charter School Revenue:
5.00%, 6/15/2039	100,000	102,927
5.00%, 6/15/2054	500,000	509,432
Massachusetts, Development Finance Agency Revenue:
4.13%, 10/1/2042 (c)	500,000	528,512
5.00%, 7/1/2026	500,000	555,205
5.00%, 11/15/2038 (c)	1,500,000	1,647,298
5.00%, 1/1/2041	240,000	252,882
5.00%, 10/1/2043	950,000	1,007,742
5.00%, 7/1/2044	500,000	557,941
5.00%, 1/1/2045	300,000	315,210
5.00%, 7/1/2047	870,000	761,609
5.00%, 7/1/2051 (c)	750,000	737,488
5.00%, 10/1/2057 (c)	1,420,000	1,508,619
Series A, 5.25%, 7/1/2034	10,000	9,735
Series A, 5.50%, 7/1/2044	325,000	314,048
Series D, 4.00%, 7/1/2045	350,000	357,932
Series F, 5.63%, 7/15/2036	120,000	123,753
Series I, 5.00%, 7/1/2029	560,000	619,200
Series J2, 5.00%, 7/1/2048	680,000	769,073
Series M, 5.00%, 10/1/2045	750,000	825,406
Massachusetts, Educational Financing Authority Revenue Series J, AMT, 3.50%, 7/1/2033	60,000	58,886
		12,813,764
MICHIGAN — 1.5%
City Of Detroit, Unlimited Tax General Obligation:
5.00%, 4/1/2031	500,000	543,879
5.50%, 4/1/2050	135,000	151,159
Series A, 5.00%, 4/1/2046	250,000	267,698
Series A, 5.00%, 4/1/2050	2,000,000	2,135,397

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (a)	$155,000	$175,785
Eastern Michigan University Revenue Series A, 4.00%, 3/1/2044 (a)	165,000	174,247
Grand Rapids, MI, Economic Development Corp. Revenue:
5.00%, 11/1/2047	1,000,000	1,040,372
5.50%, 4/1/2039	3,000,000	2,643,553
Kalamazoo, Economic Development Limited Obligation Revenue Series A, 5.00%, 5/15/2055	3,000,000	3,117,418
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	101,295
4.00%, 2/15/2044	245,000	260,594
4.00%, 11/15/2046	970,000	1,001,641
5.00%, 7/1/2033	100,000	103,457
Series A-2, 5.00%, 6/1/2040	1,655,000	1,841,592
Series A-CLASS 1, 4.00%, 6/1/2049	2,000,000	2,041,264
Series B, 5.00%, 7/1/2028	100,000	104,021
Series B, 5.00%, 7/1/2029	105,000	109,095
Series B, 5.00%, 7/1/2044	575,000	590,049
Series B-2-CLASS 2-CAB, Zero Coupon, 6/1/2065	14,540,000	1,757,808
Series D-2, 5.00%, 7/1/2034	400,000	432,021
Michigan State, Finance Authority, Ltd. Obligation Revenue:
4.40%, 4/1/2031 (c)	155,000	140,264
4.90%, 4/1/2041 (c)	260,000	221,547
5.00%, 7/1/2026	225,000	235,099
5.25%, 2/1/2027	500,000	527,497
5.25%, 2/1/2032	690,000	740,342
Michigan State, Revenue 5.00%, 3/15/2026	680,000	757,296
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
AMT, 5.00%, 6/30/2030	35,000	38,781
AMT, 5.00%, 6/30/2031	665,000	735,100
AMT, 5.00%, 12/31/2032	1,000,000	1,103,101
Michigan State, Tobacco Settlement Finance Authority Revenue Series B, Zero Coupon, 6/1/2052	715,000	83,471
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,001,215
Wayne County Airport Authority Revenue:
AMT, 5.00%, 12/1/2039	550,000	582,128
AMT, 5.00%, 12/1/2044	285,000	300,897
Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2039 (a)	$700,000	$749,825
		25,808,908
MINNESOTA — 0.6%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	153,908
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	65,000	65,843
Series A, 5.00%, 3/1/2039	500,000	504,417
Series A, 5.50%, 7/1/2035	150,000	154,193
Forest Lake, MN, Charter School Lease Revenue:
5.00%, 7/1/2041	365,000	370,643
5.00%, 7/1/2056	2,125,000	2,111,037
Series A, 5.38%, 8/1/2050	1,000,000	1,069,033
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	102,250
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (c)	300,000	308,912
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,050,523
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	531,264
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	119,921
St. Paul, MN, Housing & Redevelopment Authority Revenue:
5.00%, 9/1/2043	1,315,000	1,382,169
Series A, 4.63%, 3/1/2043	235,000	235,374
Series A, 5.30%, 7/1/2045	500,000	522,953
Series A, 5.75%, 7/1/2047 (c)	1,000,000	1,030,956
St. Paul, MN, Port Authority Revenue Series 7, AMT, 4.50%, 10/1/2037 (c)	255,000	255,748
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	148,326
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	228,960
5.25%, 12/1/2049	340,000	341,732
		10,688,162

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MISSISSIPPI — 0.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	$210,000	$210,000
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	300,499
Mississippi State, Development Bank, Revenue:
3.50%, 9/1/2034 (a)	300,000	300,991
4.00%, 10/1/2035 (c)	500,000	519,241
4.00%, 10/1/2041 (c)	1,000,000	1,030,617
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	110,874
Series S, 5.00%, 9/1/2046	400,000	441,089
State of Mississippi Gaming Tax Revenue:
Series A, 5.00%, 10/15/2032	605,000	696,534
Series A, 5.00%, 10/15/2036	500,000	573,766
Warren County, MS, Gulf Opportunity Revenue:
VRN, 1.38%, 8/1/2027 (b)	1,100,000	1,057,908
VRN, 1.38%, 5/1/2034 (b)	1,350,000	1,298,793
		6,540,312
MISSOURI — 0.9%
Boone County, MO, Hospital Revenue:
4.00%, 8/1/2038	150,000	154,172
5.00%, 8/1/2027	1,000,000	1,091,150
5.00%, 8/1/2029	70,000	75,944
Cape Coral, FL, Health Facilities Authority Revenue:
3.00%, 3/1/2046	370,000	318,427
4.00%, 3/1/2041	120,000	123,942
4.00%, 3/1/2046	100,000	102,389
City of State Ann, MO, Tax Allocation Series A, 4.63%, 11/1/2030 (c)	200,000	202,000
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (c)	1,000,000	1,041,801
Jennings, MO, Revenue 5.00%, 11/1/2023	235,000	130,838
Kansas City, MO, Industrial Development Authority Revenue:
2.00%, 11/15/2046	200,616	9,730
AMT, 5.00%, 3/1/2031	1,000,000	1,124,838
AMT, 5.00%, 3/1/2033	760,000	849,842
5.00%, 11/15/2046	449,515	381,347
Security Description	Principal Amount	Value
Kirkwood, Industrial Development Authority Revenue Series A, 5.25%, 5/15/2050	$500,000	$510,523
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	730,000	779,808
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	1,033,964
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	430,474
Missouri State, Health & Educational Facilities Authority Revenue Series A, 5.00%, 2/1/2042	115,000	122,763
Missouri State, JT Municipal Electric Utility Commission Revenue Series A, 5.00%, 1/1/2033	1,200,000	1,261,337
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	263,864
Missouri, State Health & Educational Facilities Authority Revenue:
4.00%, 6/1/2053	500,000	525,290
4.25%, 8/1/2035	280,000	287,476
4.25%, 12/1/2042 (c)	450,000	466,971
5.00%, 5/1/2030	100,000	103,434
Series A, 4.00%, 2/15/2049	500,000	515,911
Series A, 5.00%, 2/1/2036	650,000	688,893
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	175,000	181,947
5.00%, 9/1/2038	350,000	369,196
5.00%, 9/1/2042	150,000	151,269
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	245,000	297,731
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	869,896
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	223,545
State Joseph Industrial Development Authority Revenue 4.63%, 1/1/2045	830,000	747,279
		15,437,991

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MONTANA — 0.1%
City of Fort Worth MT, General Obligation Series A, 3.90%, 3/1/2031 (b)	$680,000	$689,953
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	102,927
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	227,099
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	325,000	354,877
		1,374,856
NEBRASKA — 0.3%
Central Plains Energy Project, NE, Gas Project Revenue:
Series A, 5.00%, 9/1/2028	200,000	223,833
Series A, 5.00%, 9/1/2032	1,000,000	1,152,204
Series A, 5.00%, 9/1/2035	1,250,000	1,459,702
Nebraska Public Power District Revenue Series D, 4.00%, 1/1/2044	1,375,000	1,467,037
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	646,241
		4,949,017
NEVADA — 0.4%
Carson City, NV, Revenue 5.00%, 9/1/2047	250,000	271,196
City of Las Vegas NV Special Improvement District No 816, Special Assessment 3.13%, 6/1/2051	210,000	165,516
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (c)	60,000	59,567
Series A, 2.75%, 6/15/2028 (c)	150,000	145,770
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	120,000	123,082
Clark County, NV, Department of Aviation Revenue Series A, 5.00%, 7/1/2025	165,000	179,717
Clark County, NV, Passenger Facility Charge Revenue 5.00%, 7/1/2025	120,000	130,703
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (c)	1,000,000	124,656
State of Nevada Department of Business & Industry Revenue:
AMT, 5.75%, 2/15/2038 (c)	1,095,000	969,790
Security Description	Principal Amount	Value
AMT, 5.88%, 12/15/2027 (c)	$660,530	$705,271
AMT, 6.25%, 12/15/2037 (c)	2,280,000	2,292,713
AMT, 6.95%, 2/15/2038 (c)	1,000,000	1,000,898
Series A, 4.50%, 12/15/2029 (c)	725,000	751,179
Series A, 5.00%, 12/15/2038 (c)	750,000	787,066
		7,707,124
NEW HAMPSHIRE — 0.7%
National Finance Authority, NH, Revenue:
3.00%, 8/15/2051 (a)	1,440,000	1,292,727
4.00%, 1/1/2051	1,330,000	1,329,934
AMT, 4.88%, 11/1/2042 (c)	1,855,000	1,874,809
5.00%, 7/1/2031 (c)	1,135,000	1,178,315
5.00%, 7/1/2041 (c)	1,855,000	1,872,636
Series A, VRN, 3.63%, 7/1/2043 (b) (c)	2,960,000	2,809,722
Series B, AMT, VRN, 3.75%, 7/1/2045 (b) (c)	1,450,000	1,397,838
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (c) (e)	350,000	175,000
		11,930,981
NEW JERSEY — 5.9%
Bayonne, NJ, Redevelopment Agency Revenue Series A, AMT, 5.38%, 11/1/2035	445,000	405,329
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	525,905
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	120,000	121,746
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (a)	100,000	96,608
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, AMT, 5.00%, 12/1/2024	470,000	488,002
New Jersey, Economic Development Authority Revenue:
4.13%, 7/1/2030	110,000	107,922
4.38%, 1/1/2024	385,000	385,745
5.00%, 6/15/2024	100,000	100,797
5.00%, 3/1/2027	100,000	102,961
5.00%, 6/15/2027	500,000	556,865
AMT, 5.00%, 10/1/2037	100,000	108,527

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2040	$840,000	$886,285
5.00%, 11/1/2044	500,000	551,539
AMT, 5.13%, 9/15/2023	530,000	540,755
AMT, 5.13%, 1/1/2039 (a)	720,000	752,165
AMT, 5.25%, 9/15/2029	50,000	50,879
5.25%, 1/1/2044	750,000	735,642
7.10%, 11/1/2031 (f)	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	557,521
Series A, 4.00%, 11/1/2027	525,000	560,848
Series A, 5.00%, 7/1/2027 (a)	500,000	563,161
Series A, 5.00%, 7/1/2033	1,225,000	1,339,217
Series A, 5.00%, 6/1/2036	490,000	514,319
Series A, 5.00%, 6/15/2047	510,000	552,917
Series A, 5.50%, 6/15/2031	500,000	575,504
Series AAA, 4.13%, 6/15/2025	365,000	383,915
Series AAA, 5.00%, 6/15/2036	300,000	328,420
Series AAA, 5.00%, 6/15/2041	500,000	543,605
Series B, Zero Coupon, 7/1/2027 (a)	160,000	136,860
Series B, 5.00%, 11/1/2022	1,000,000	1,019,027
Series B, 5.00%, 11/1/2023	1,450,000	1,513,565
Series B, AMT, 5.63%, 11/15/2030	1,000,000	1,057,336
Series BBB, 5.50%, 6/15/2031	900,000	1,035,908
Series B-REMK 10, 5.00%, 6/15/2043	920,000	1,010,811
Series C, 4.00%, 6/15/2047	155,000	158,241
Series C, 5.00%, 6/15/2047	365,000	395,715
Series EEE, 5.00%, 6/15/2038	1,205,000	1,333,059
Series MMM, 4.00%, 6/15/2036	335,000	348,637
Series N-1, 5.50%, 9/1/2023 (a)	100,000	104,679
Series NN, 5.00%, 3/1/2024	1,130,000	1,160,739
Series NN, 5.00%, 3/1/2025	310,000	317,614
Series PP, 5.00%, 6/15/2025	100,000	105,637
Series PP, 5.00%, 6/15/2031	245,000	261,130
Series QQQ, 4.00%, 6/15/2037	660,000	685,958
Series QQQ, 4.00%, 6/15/2050	210,000	213,199
Series QQQ, 5.00%, 6/15/2028	750,000	842,685
Series UU, 5.00%, 6/15/2034	355,000	374,947
Series WW, 5.00%, 6/15/2035	500,000	538,542
Series WW, 5.00%, 6/15/2036	240,000	258,270
Series WW, 5.00%, 6/15/2037	390,000	419,197
Series XX, 4.25%, 6/15/2026	2,595,000	2,736,292
Security Description	Principal Amount	Value
Series XX, 4.38%, 6/15/2027	$175,000	$184,877
Series XX, 5.00%, 6/15/2025	1,450,000	1,563,917
Series XX, 5.00%, 6/15/2026	880,000	949,005
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	126,867
3.50%, 7/1/2031	215,000	220,664
Series A, 3.00%, 7/1/2050	655,000	553,360
Series B, 5.00%, 9/1/2036	300,000	326,652
Series B, 5.50%, 9/1/2032	150,000	168,103
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	183,021
5.00%, 10/1/2026	500,000	552,679
5.00%, 9/15/2027	170,000	176,522
5.00%, 10/1/2027	905,000	1,012,221
5.00%, 10/1/2028	100,000	111,992
5.75%, 7/1/2037	970,000	972,247
New Jersey, Transportation Trust Fund Authority Revenue:
3.75%, 6/15/2033	500,000	512,425
4.50%, 6/15/2049	1,980,000	2,072,447
5.00%, 6/15/2027	700,000	775,500
5.00%, 6/15/2028	900,000	996,133
5.00%, 6/15/2037	560,000	629,619
5.25%, 6/15/2043	500,000	556,798
Series A, , 12/15/2025	1,610,000	1,448,357
Series A, Zero Coupon, 12/15/2027	820,000	688,207
Series A, Zero Coupon, 12/15/2028	100,000	80,893
Series A, Zero Coupon, 12/15/2029	900,000	700,797
Series A, Zero Coupon, 12/15/2030	265,000	198,391
Series A, Zero Coupon, 12/15/2033	285,000	188,589
Series A, Zero Coupon, 12/15/2035	615,000	373,607
Series A, Zero Coupon, 12/15/2038	570,000	303,343
Series A, 4.00%, 12/15/2031	1,315,000	1,397,487
Series A, 4.00%, 12/15/2037 (a)	645,000	681,986
Series A, 5.00%, 6/15/2024	120,000	126,818
Series A, 5.00%, 12/15/2024	270,000	288,418
Series A, 5.00%, 12/15/2025	250,000	272,217
Series A, 5.00%, 12/15/2026	650,000	721,056
Series A, 5.00%, 12/15/2028	100,000	112,960
Series A, 5.00%, 6/15/2029	175,000	193,656
Series A, 5.00%, 12/15/2029	350,000	393,492
Series A, 5.00%, 6/15/2031	1,005,000	1,110,197
Series A, 5.00%, 12/15/2035	1,000,000	1,109,263
Series A, 5.50%, 12/15/2023	2,085,000	2,199,437

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.75%, 6/15/2023 (a)	$165,000	$172,171
Series -A, Zero Coupon, 12/15/2032	1,090,000	751,958
Series -A, Zero Coupon, 12/15/2038	140,000	74,505
Series AA, 4.00%, 6/15/2036	400,000	417,031
Series AA, 4.00%, 6/15/2037	250,000	259,833
Series AA, 4.00%, 6/15/2039	1,000,000	1,031,457
Series AA, 4.00%, 6/15/2040	1,000,000	1,028,950
Series AA, 4.00%, 6/15/2050	4,700,000	4,771,596
Series AA, 4.75%, 6/15/2035	260,000	275,120
Series AA, 4.75%, 6/15/2038	185,000	195,121
Series AA, 5.00%, 6/15/2024	100,000	103,287
Series AA, 5.00%, 6/15/2025	1,010,000	1,089,361
Series AA, 5.00%, 6/15/2026	1,010,000	1,051,122
Series AA, 5.00%, 6/15/2036	1,305,000	1,345,483
Series AA, 5.00%, 6/15/2038	440,000	464,450
Series AA, 5.00%, 6/15/2044	780,000	821,229
Series AA, 5.00%, 6/15/2045	2,250,000	2,484,650
Series AA, 5.25%, 6/15/2029	90,000	97,762
Series AA, 5.25%, 6/15/2030	280,000	289,508
Series AA, 5.25%, 6/15/2031	675,000	732,998
Series AA, 5.25%, 6/15/2033	120,000	124,104
Series AA, 5.25%, 6/15/2041	200,000	215,992
Series B, 3.50%, 6/15/2046	1,395,000	1,308,678
Series B, 4.00%, 6/15/2036	200,000	207,762
Series B, 4.00%, 6/15/2050	1,860,000	1,885,861
Series B, 5.00%, 6/15/2035	2,000,000	2,219,637
Series B, 5.25%, 12/15/2023 (a)	230,000	241,671
Series BB, 4.00%, 6/15/2037	3,700,000	3,836,674
Series BB, 4.00%, 6/15/2044	390,000	397,825
Series BB, 5.00%, 6/15/2050	500,000	545,619
Series C, Zero Coupon, 12/15/2024 (a)	1,130,000	1,051,453
Series C, Zero Coupon, 12/15/2028 (a)	125,000	101,517
Series C, Zero Coupon, 12/15/2030 (a)	550,000	415,292
Series C, Zero Coupon, 12/15/2032 (a)	700,000	492,139
Series C-REMK 11/25/14, 5.25%, 6/15/2032	500,000	537,489
Series D, 5.00%, 12/15/2024	645,000	688,997
Series D, 5.25%, 12/15/2023	1,135,000	1,192,595
New Jersey, Turnpike Authority Revenue:
5.00%, 1/1/2045	500,000	531,513
Series E, 5.00%, 1/1/2034	300,000	321,212
Newark, NJ, Housing Authority Scholarship Foundation Revenue 5.00%, 1/1/2032 (a)	435,000	490,436
Security Description	Principal Amount	Value
South Jersey Transportation Authority Revenue:
Series A, 5.00%, 11/1/2031 (a)	$750,000	$875,663
Series A, 5.00%, 11/1/2041 (a)	925,000	1,068,026
South Jersey, NJ, Port Corp. Revenue:
Series B, AMT, 5.00%, 1/1/2036	150,000	162,611
Series B, AMT, 5.00%, 1/1/2042	750,000	803,677
Series B, AMT, 5.00%, 1/1/2048	500,000	533,761
State of New Jersey General Obligation:
4.00%, 6/1/2032	180,000	184,658
5.00%, 6/1/2024	1,500,000	1,588,533
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, 5.25%, 6/1/2046	6,905,000	7,629,274
Series B, 3.20%, 6/1/2027	830,000	831,205
		101,640,833
NEW MEXICO — 0.2%
City of Farmington, NM, Revenue 1.80%, 4/1/2029	1,800,000	1,628,707
City of Santa Fe NM Retmnt Facilities Rvenue Series A, 5.00%, 5/15/2044	330,000	349,195
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	180,000	173,887
New Mexico Hospital Equipment Loan Council Revenue Series A, 5.00%, 7/1/2049	500,000	514,810
		2,666,599
NEW YORK — 8.1%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	440,000	152,713
Series A, 3.00%, 7/15/2043 (a)	1,225,000	1,112,324
Series A, 5.00%, 7/15/2042	5,000,000	5,391,187
Buffalo & Erie County Industrial Land Development Corp. Revenue 5.25%, 7/1/2035	500,000	520,548
Build NYC Resource Corp., NY, Revenue:
AMT, 5.00%, 1/1/2035 (c)	265,000	276,491
5.00%, 11/1/2039	250,000	261,032
5.25%, 11/1/2034	250,000	263,515
5.50%, 11/1/2044	500,000	526,170
Series A, 5.00%, 6/1/2047 (c)	150,000	158,704

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2051 (c)	$500,000	$529,443
Series A1, 5.25%, 6/1/2040 (c)	720,000	656,251
Series A1, 5.50%, 6/1/2055 (c)	610,000	540,853
Series B, 5.00%, 6/1/2055 (c)	1,215,000	1,110,686
Dutchess County, NY, Local Development Corp. Revenue:
5.00%, 7/1/2027	770,000	851,478
Series A, 5.00%, 7/1/2045	725,000	785,400
Series A, 5.00%, 7/1/2051 (c)	800,000	864,985
Series B, 4.00%, 7/1/2044	400,000	411,163
Series B, 4.00%, 7/1/2049	400,000	408,710
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	179,287
Series A, 5.00%, 6/1/2045	635,000	650,554
Glen Cove, NY, Local Economic Assistance Corp. Revenue:
5.00%, 1/1/2056	3,500,000	3,545,399
Series B, Zero Coupon, 1/1/2045	2,000,000	623,697
Series C, 5.63%, 1/1/2055	620,000	592,725
Hempstead Town Local Development Corp. Revenue 5.53%, 2/1/2040	850,000	902,544
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	126,858
Jefferson County Civic Facility Development Corp. Revenue 5.00%, 11/1/2037	1,185,000	1,286,685
Jefferson County, NY, Industrial Development Revenue AMT, 5.25%, 1/1/2024 (c)	215,000	207,009
Metropolitan Transportation Authority Revenue:
4.00%, 11/15/2034	500,000	505,473
4.00%, 11/15/2038	750,000	757,943
Series A-1, 5.00%, 11/15/2040	560,000	594,901
Series A-1-GROUP 1, 4.00%, 11/15/2041 (a)	660,000	686,948
Series A-1-GROUP 1, 5.00%, 11/15/2047	520,000	567,400
Series A-1-GROUP 1, 5.00%, 11/15/2049	1,500,000	1,634,021
Series B, 5.00%, 11/15/2026	115,000	127,310
Series B, 5.00%, 11/15/2037	625,000	680,962
Series B, 5.00%, 11/15/2052	620,000	671,655
Series C, 4.00%, 11/15/2033	205,000	207,451
Series C, 5.00%, 11/15/2032	550,000	579,579
Series C-1, 3.25%, 11/15/2036	290,000	275,921
Series C-1, 4.75%, 11/15/2045	825,000	889,025
Security Description	Principal Amount	Value
Series C-1, 5.00%, 11/15/2026	$500,000	$553,450
Series C-1, 5.00%, 11/15/2029	850,000	945,677
Series C-1, 5.00%, 11/15/2031	425,000	457,207
Series C-1, 5.25%, 11/15/2056	450,000	493,651
Series C-2, Zero Coupon, 11/15/2027	715,000	606,855
Series C-2, Zero Coupon, 11/15/2032	300,000	210,882
Series C-2, Zero Coupon, 11/15/2040	1,000,000	499,263
Series C-GROUP 2, 4.00%, 11/15/2045 (a)	1,400,000	1,447,589
Series D, 3.00%, 11/15/2032	215,000	209,121
Series D, 4.00%, 11/15/2032	550,000	556,122
Series D, 5.00%, 11/15/2039	585,000	615,555
Series D-3, 4.00%, 11/15/2049	785,000	799,639
Series H, 5.00%, 11/15/2042	635,000	647,136
Monroe County, PA, Industrial Development Corp. Revenue:
3.00%, 12/1/2040	850,000	713,100
5.00%, 12/1/2032	1,000,000	1,167,259
5.00%, 1/1/2040	590,000	575,720
5.00%, 1/1/2050	500,000	496,252
MTA Hudson Rail Yards Trust Obligations Revenue Series A, 5.00%, 11/15/2056	660,000	681,952
Nassau County Local Economic Assistance Corp. 5.00%, 7/1/2027	200,000	201,371
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	625,067
Series A-3, 5.00%, 6/1/2035	2,385,000	2,415,382
Series A-3, 5.13%, 6/1/2046	635,000	644,817
New York City Industrial Development Agency Revenue:
Zero Coupon, 3/1/2033 (a)	530,000	367,445
Zero Coupon, 3/1/2045 (a)	575,000	235,952
4.00%, 3/1/2045	750,000	785,094
Series A, 5.00%, 1/1/2028 (a)	500,000	564,379
New York City, Housing Development Corp. Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	98,721
New York City, NY, Convention Center Development Corp. Revenue:
Zero Coupon, 11/15/2045	700,000	232,828
5.00%, 11/15/2026	700,000	768,241
Series B, Zero Coupon, 11/15/2036	235,000	126,636

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
New York City, NY, Dormitory Authority Revenue:
4.00%, 8/1/2036	$985,000	$1,001,982
4.00%, 9/1/2050	500,000	484,903
5.00%, 7/1/2023	535,000	557,029
5.00%, 10/1/2026	165,000	184,001
5.00%, 8/1/2034	915,000	995,896
5.25%, 7/1/2031 (a)	265,000	285,078
Series A, 4.00%, 11/1/2026	360,000	360,034
Series A, 4.00%, 7/1/2034	885,000	954,391
Series A, 4.25%, 5/1/2042	285,000	288,427
Series A, 5.00%, 7/1/2029	1,340,000	1,489,419
Series A, 5.00%, 8/1/2032	130,000	141,812
Series A, 5.00%, 7/1/2036	500,000	552,487
Series A, 5.00%, 7/1/2046	850,000	931,169
Series A, 5.15%, 7/1/2024 (a)	500,000	518,559
Series A, 5.50%, 1/1/2039	400,000	421,325
Series A, 5.50%, 1/1/2044	850,000	891,920
New York City, NY, Industrial Development Agency Revenue:
Zero Coupon, 3/1/2036 (a)	340,000	208,279
5.50%, 7/1/2035 (a)	235,000	267,405
5.75%, 10/1/2037 (e)	1,000,000	800,000
Series A, AMT, 5.00%, 7/1/2022	690,000	695,341
New York City, NY, Liberty Development Corp. Revenue:
3.00%, 9/15/2043	1,100,000	1,027,007
7.25%, 11/15/2044 (c)	2,815,000	2,981,621
Series 1, 5.00%, 11/15/2044 (c)	6,275,000	6,568,713
Series 2, 5.38%, 11/15/2040 (c)	2,220,000	2,356,704
New York City, NY, Thruway Authority Revenue:
Series B, 4.00%, 1/1/2045 (a)	1,000,000	1,035,922
Series L, 5.00%, 1/1/2033	610,000	687,178
Series N, 3.00%, 1/1/2049	510,000	457,367
New York City, NY, Transportation Development Corp. Revenue:
AMT, 2.25%, 8/1/2026	400,000	385,705
AMT, 3.00%, 8/1/2031	330,000	317,463
AMT, 4.00%, 10/1/2030	1,000,000	1,035,968
AMT, 4.00%, 1/1/2036	910,000	929,347
AMT, 5.00%, 1/1/2023	1,475,000	1,505,607
AMT, 5.00%, 8/1/2026	2,790,000	2,814,168
AMT, 5.00%, 1/1/2027	350,000	381,194
AMT, 5.00%, 1/1/2028	275,000	302,890
AMT, 5.00%, 1/1/2029	120,000	131,726
AMT, 5.00%, 1/1/2030	365,000	400,004
AMT, 5.00%, 1/1/2031	2,540,000	2,779,397
AMT, 5.00%, 8/1/2031	3,930,000	3,964,042
AMT, 5.00%, 10/1/2035	4,875,000	5,453,545
AMT, 5.00%, 1/1/2036	5,500,000	5,976,265
Security Description	Principal Amount	Value
AMT, 5.00%, 12/1/2036	$1,600,000	$1,780,845
AMT, 5.00%, 10/1/2040	1,035,000	1,141,171
AMT, 5.00%, 7/1/2046	1,500,000	1,572,068
AMT, 5.25%, 8/1/2031	1,385,000	1,507,481
AMT, 5.38%, 8/1/2036	740,000	837,391
Series A, AMT, 4.00%, 7/1/2037 (a)	100,000	102,802
Series A, AMT, 4.00%, 12/1/2039	1,675,000	1,702,499
Series A, AMT, 4.00%, 12/1/2042	1,505,000	1,513,489
Series A, AMT, 5.00%, 7/1/2030	170,000	179,718
Series A, AMT, 5.00%, 12/1/2035	1,305,000	1,457,132
Series A, AMT, 5.00%, 12/1/2037	1,270,000	1,415,029
Series A, AMT, 5.00%, 7/1/2041	515,000	538,675
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,584,815
Series A, 5.00%, 6/1/2045	885,000	907,236
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, Zero Coupon, 6/1/2055	10,000,000	898,747
New York County, NY, Counties Tobacco Trust VI Revenue:
2.45%, 6/1/2042	620,000	594,875
3.75%, 6/1/2045	225,000	200,869
5.00%, 6/1/2045	930,000	989,806
New York Liberty Development Corp. Revenue 5.25%, 10/1/2035	825,000	1,012,232
New York State Environmental Facilities Corp. Revenue VRN, 2.75%, 9/1/2050 (b)	3,475,000	3,472,705
Polk County, OR, Hospital Facility Authority Revenue:
AMT, 4.00%, 11/1/2059	610,000	622,885
5.00%, 9/1/2028	755,000	879,943
5.00%, 10/15/2033	515,000	562,502
Series 221, AMT, 4.00%, 7/15/2045	960,000	984,037
Series 223, AMT, 5.00%, 7/15/2056	975,000	1,092,646
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	385,000	388,611
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue 4.00%, 6/1/2050	500,000	516,256
Syracuse, NY, Industrial Development Agency Revenue:
AMT, 5.00%, 1/1/2030	150,000	132,802

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
AMT, 5.00%, 1/1/2031	$2,070,000	$1,800,876
AMT, 5.00%, 1/1/2032	100,000	85,660
AMT, 5.00%, 1/1/2033	150,000	126,191
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2029	535,000	590,287
Series B, 5.00%, 6/1/2048	2,950,000	3,041,704
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	329,000	349,003
Westchester County, NY, Industrial Development Agency Revenue AMT, 7.00%, 6/1/2046 (c)	700,000	674,491
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	275,000	277,271
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	176,581
		139,089,984
NORTH CAROLINA — 0.3%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	110,339
North Carolina State, Medical Care Commission Revenue:
4.00%, 3/1/2051	1,500,000	1,339,221
5.00%, 7/1/2045	500,000	510,908
Series A, 4.00%, 7/1/2044	500,000	480,711
Series A, 5.00%, 7/1/2044	500,000	525,679
North Carolina Turnpike Authority Revenue 5.00%, 2/1/2024	875,000	919,537
North Carolina, Department of Transportation Revenue:
AMT, 5.00%, 12/31/2037	250,000	263,873
AMT, 5.00%, 6/30/2054	575,000	600,668
		4,750,936
NORTH DAKOTA — 0.2%
Grand Forks, ND, Health Care System Revenue 4.00%, 12/1/2046	500,000	512,370
University of North Dakota, Certificate Participation:
Series A, COPs, 2.50%, 6/1/2054 (a)	500,000	380,070
Series A, COPs, 3.00%, 6/1/2061 (a)	2,290,000	2,000,429
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	115,000	102,929
		2,995,798
Security Description	Principal Amount	Value
OHIO — 3.4%
Akron Bath Copley JT Township Hospital District Revenue 4.00%, 11/15/2038	$600,000	$636,633
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2-CLASS 1, 4.00%, 6/1/2048	1,250,000	1,254,261
Series A-2-CLASS 1, 5.00%, 6/1/2035	540,000	608,341
Series B-, Zero Coupon, 6/1/2057	10,000,000	1,487,422
Series B-2, 5.00%, 6/1/2055	27,570,000	28,692,025
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	317,495
City of Cleveland OH Revenue AMT, 5.38%, 9/15/2027	1,320,000	1,322,264
Cleveland-Cuyahoga County Port Authority, Tax Allocation 4.50%, 12/1/2055 (c)	100,000	95,171
County of Hamilton, OH, Health Care Revenue:
3.75%, 8/15/2050	750,000	764,428
5.00%, 1/1/2051	750,000	777,362
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	390,000	396,674
County of Wood OH, Revenue 5.00%, 12/1/2042	160,000	163,866
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	278,658
5.00%, 2/15/2042	200,000	216,351
5.00%, 2/15/2057	200,000	214,712
5.25%, 2/15/2047	100,000	109,163
5.50%, 2/15/2052	785,000	871,385
Franklin County Convention Facilities Authority Revenue:
5.00%, 12/1/2034	1,010,000	1,080,289
5.00%, 12/1/2044	670,000	702,574
5.00%, 12/1/2051	1,060,000	1,103,038
Jefferson County Port Authority Revenue AMT, 3.50%, 12/1/2051 (c)	4,250,000	3,533,308
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (c) (e)	550,000	187,000
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (a)	600,000	635,328
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (c)	500,000	235,000

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	$1,000,000	$1,020,466
5.00%, 2/15/2044	200,000	203,605
Ohio Air Quality Development Authority Revenue:
AMT, VRN, 2.50%, 11/1/2042 (b)	1,750,000	1,710,652
AMT, 2.60%, 6/1/2041 (b)	200,000	200,357
3.25%, 9/1/2029	3,000,000	2,896,036
Ohio State, Air Quality Development Authority Revenue:
AMT, 4.25%, 1/15/2038 (c)	215,000	218,071
AMT, 5.00%, 7/1/2049 (c)	2,270,000	2,356,381
Ohio State, Higher Educational Facility Commission Revenue:
3.25%, 12/1/2036	100,000	102,195
5.00%, 12/1/2050	1,000,000	1,086,114
Ohio State, Turnpike Commission Revenue Series A-2, Zero Coupon, 2/15/2037	290,000	174,885
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	230,813
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	476,184
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	145,000	147,415
5.00%, 12/1/2043	250,000	255,829
5.50%, 12/1/2043	400,000	416,878
5.75%, 12/1/2032	200,000	203,195
6.00%, 12/1/2042	550,000	558,618
		57,940,442
OKLAHOMA — 0.8%
Norman, OK, Regional Hospital Authority 3.25%, 9/1/2039	555,000	543,732
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	108,060
Series A, 5.00%, 8/1/2047 (e)	935,000	935
Series B, 5.00%, 8/15/2028	400,000	452,626
Series B, 5.00%, 8/15/2038	350,000	373,455
Series B, 5.25%, 8/15/2043	3,105,000	3,351,127
Series B, 5.25%, 8/15/2048	2,250,000	2,413,797
Series B, 5.50%, 8/15/2052	1,000,000	1,083,631
Series B, 5.50%, 8/15/2057	1,695,000	1,836,755
Oklahoma Municipal Power Authority Revenue Series A, 4.00%, 1/1/2047	1,000,000	1,039,648
Security Description	Principal Amount	Value
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (e)	$199,640	$499
Series A, 6.88%, 11/1/2046 (e)	33,274	83
Tulsa, OK, Airports Improvement Trust Revenue:
AMT, VRN, 5.00%, 6/1/2035 (b)	1,000,000	1,064,982
Series B-REMK-06/11/13, AMT, 5.50%, 12/1/2035	700,000	719,266
		12,988,596
OREGON — 0.9%
Medford Hospital Facilities Authority Revenue Series A, 4.00%, 8/15/2040 (a)	660,000	697,127
Multnomah County, OR, Hospital Facilities Authority Revenue:
4.00%, 12/1/2056	4,500,000	3,963,515
Series A, 5.50%, 10/1/2049	1,000,000	1,032,359
Oregon State, Business Development Commission Revenue:
Series A, AMT, 6.50%, 4/1/2031 (c) (e)	2,000,000	146,000
Series D, AMT, 6.50%, 4/1/2031 (c) (e)	750,000	54,750
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,590,776
Port of Portland OR Airport Revenue:
Series TWENTY-SEVEN-A, AMT, 4.00%, 7/1/2050	1,000,000	1,029,527
Series TWENTY-SEVEN-A, AMT, 5.00%, 7/1/2038	605,000	686,429
Salem Hospital Facility Authority Revenue:
4.00%, 5/15/2040	710,000	722,406
4.00%, 5/15/2047	1,000,000	1,005,762
4.00%, 5/15/2057	1,500,000	1,472,159
Yamhill County Hospital Authority Revenue:
5.00%, 11/15/2036	300,000	307,428
Series A, 5.00%, 11/15/2046	640,000	646,288
Series A, 5.00%, 11/15/2051	2,200,000	2,208,199
Series A, 5.00%, 11/15/2056	500,000	498,339
		16,061,064
PENNSYLVANIA — 4.8%
Allegheny County Sanitary Authority Revenue:
5.00%, 12/1/2045	950,000	1,030,050
Series B, 4.00%, 6/1/2045	600,000	643,714

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Allegheny County, PA, Airport Authority Revenue Series A, AMT, 5.00%, 1/1/2051	$625,000	$695,565
Allegheny County, PA, Industrial Development Authority Revenue:
4.88%, 11/1/2024	2,025,000	2,113,253
AMT, 5.75%, 8/1/2042	725,000	729,843
Series A, 4.00%, 4/1/2037	800,000	843,049
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (c)	1,575,000	1,728,533
5.00%, 5/1/2042 (c)	1,390,000	1,484,810
Berks County, Municipal Authority Revenue:
Series A, 4.25%, 11/1/2041	1,075,000	1,055,893
Series A, 5.00%, 2/1/2025	600,000	625,505
Series A, 5.00%, 2/1/2028	1,000,000	1,074,597
Series A, 5.00%, 2/1/2030	400,000	435,488
Series A, 5.00%, 2/1/2031	750,000	820,888
Series A, 5.00%, 2/1/2032	790,000	869,911
Series A, 5.00%, 11/1/2044	285,000	285,306
Series B, 5.00%, 2/1/2040 (b)	550,000	567,838
Berks County, PA, Industrial Development Authority Revenue:
3.75%, 11/1/2042	1,240,000	1,088,387
4.00%, 11/1/2039	200,000	193,237
4.00%, 11/1/2047	785,000	682,607
5.00%, 11/1/2025	1,065,000	1,120,485
5.00%, 11/1/2026	500,000	531,837
5.00%, 11/1/2028	2,125,000	2,269,079
5.00%, 11/1/2030	980,000	1,034,494
5.00%, 11/1/2034	1,260,000	1,314,284
5.00%, 11/1/2036	400,000	416,652
5.00%, 11/1/2050	500,000	509,905
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	391,556
Chambersburg Area Municipal Authority Revenue 6.00%, 10/1/2048	500,000	528,842
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	975,000	981,520
City of Philadelphia PA Water & Wastewater Revenue:
5.00%, 11/1/2045	500,000	576,479
5.00%, 10/1/2047	545,000	612,051
County of Lehigh PA Revenue 5.00%, 7/1/2027	155,000	176,020
Security Description	Principal Amount	Value
Cumberland County Municipal Authority Revenue 5.00%, 1/1/2038	$265,000	$281,965
Cumberland County, PA, Municipal Authority Revenue 5.00%, 1/1/2038	30,000	32,329
Dauphin County General Authority Revenue:
5.00%, 10/15/2027 (c)	600,000	627,812
6.25%, 10/15/2053 (c)	1,800,000	2,019,691
Series A, 3.00%, 6/1/2033	750,000	755,787
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	100,000	104,757
4.00%, 8/1/2045	170,000	177,367
5.25%, 10/1/2032	115,000	115,442
Delaware County, PA, Industrial Development Authority Revenue Series A, 5.13%, 6/1/2046 (c)	995,000	1,037,826
Delaware River JT Toll Bridge Commission Revenue 5.00%, 7/1/2042	500,000	560,443
Delaware River Port Authority Revenue 5.00%, 1/1/2027	1,980,000	2,025,230
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	995,000	1,264,014
Doylestown Hospital Authority Revenue Series A, 5.00%, 7/1/2046	110,000	117,688
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	1,155,000	1,170,123
Hazleton Area School District, General Obligation:
Series B, Zero Coupon, 3/1/2024 (a)	100,000	94,990
Series B, Zero Coupon, 3/1/2025 (a)	160,000	147,391
Lancaster County, PA, Hospital Authority Revenue:
5.00%, 4/1/2027	420,000	420,509
5.00%, 3/1/2045	390,000	415,074
5.00%, 12/1/2047	100,000	99,850
5.13%, 7/1/2037	390,000	408,284
5.25%, 7/1/2041	180,000	188,884
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	136,114
4.00%, 11/1/2041	250,000	259,459
Monroe County, PA, Industrial Development Authority, Tax Allocation 6.88%, 7/1/2033 (c)	270,000	271,097

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	$250,000	$268,798
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2028	500,000	573,729
5.00%, 9/1/2031	325,000	371,808
5.00%, 9/1/2035	300,000	341,701
Series A, 5.00%, 10/1/2026	110,000	116,418
Montgomery County, PA, Industrial Development Authority Revenue:
5.00%, 11/15/2036	100,000	109,775
5.25%, 1/1/2040	205,000	211,417
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,093,502
Northampton County, PA, General Purpose Authority Revenue:
5.00%, 8/15/2046	635,000	694,690
5.00%, 8/15/2048	630,000	710,869
Penn Hills School District, General Obligation 3.00%, 10/1/2037 (a)	900,000	898,708
Pennsylvania State, Economic Development Financing Authority Revenue:
AMT, 5.00%, 6/30/2023	160,000	166,071
AMT, 5.00%, 12/31/2028	360,000	387,200
Series A-1, 10.00%, 12/1/2040 (c)	345,000	344,909
Series A-2, AMT, 10.00%, 12/1/2040 (c)	345,000	344,909
Series A-RE, 6.40%, 12/1/2038	1,850,000	1,265,561
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	88,640
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	172,542
5.00%, 11/1/2027	880,000	898,177
5.00%, 5/1/2035	150,000	164,109
5.00%, 11/1/2036	980,000	1,042,355
5.00%, 5/1/2037	2,000,000	2,009,496
5.00%, 5/1/2042	500,000	501,882
5.00%, 11/1/2042	140,000	142,892
Series A, 5.00%, 5/1/2039 (a)	495,000	574,938
Series A, 5.00%, 9/1/2045	280,000	300,143
Pennsylvania, Turnpike Commission Highway Revenue:
3.00%, 12/1/2042	1,245,000	1,166,495
Security Description	Principal Amount	Value
3.00%, 12/1/2051	$2,135,000	$1,828,112
4.00%, 12/1/2041	750,000	785,119
4.00%, 12/1/2046	500,000	517,720
4.00%, 12/1/2050	1,000,000	1,028,557
5.00%, 12/1/2036	600,000	657,818
5.00%, 12/1/2040	855,000	931,731
5.00%, 12/1/2044	500,000	576,122
5.00%, 12/1/2049	840,000	954,504
Series A, 4.00%, 12/1/2049 (a)	905,000	963,018
Series A, 4.00%, 12/1/2051	775,000	807,607
Series A-1, 5.00%, 12/1/2037	380,000	431,628
Series A-2, 5.00%, 12/1/2028	500,000	566,068
Series B-1, 5.00%, 6/1/2037	345,000	382,853
Series B-1, 5.25%, 6/1/2047	550,000	613,556
Series C, 4.00%, 12/1/2038	500,000	538,005
Series C, 6.25%, 6/1/2033 (a)	365,000	423,409
Series E, 6.00%, 12/1/2030	1,075,000	1,281,341
Philadelphia, PA Airport Revenue AMT, 4.00%, 7/1/2046 (a)	725,000	743,998
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	289,671
5.00%, 7/1/2042	2,000,000	1,959,938
5.00%, 6/15/2050	500,000	512,787
5.38%, 6/15/2050 (c)	570,000	573,004
8.20%, 12/1/2043	330,000	345,905
Series A, 4.00%, 9/1/2047	995,000	1,021,306
Philadelphia, PA, General Obligation:
5.00%, 8/1/2031	1,000,000	1,115,995
Series A, 5.00%, 8/1/2026	535,000	595,781
Series A, 5.00%, 7/15/2038	100,000	105,494
Series B, 5.00%, 8/1/2033	110,000	119,564
Series B, 5.00%, 2/1/2037	775,000	891,517
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	356,738
5.00%, 7/1/2031	845,000	926,556
Series A, 5.63%, 7/1/2042	430,000	434,768
Philadelphia, PA, School District General Obligation:
5.00%, 9/1/2033 (a)	500,000	587,144
Series A, 5.00%, 6/1/2034 (a)	585,000	747,430
Redevelopment Authority of The County of Washington, Tax Allocation 5.00%, 7/1/2028	400,000	416,744
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	388,785

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	$195,000	$191,761
State Public School Building Authority Revenue 5.00%, 6/1/2027	880,000	993,671
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	157,818
		81,889,081
PUERTO RICO — 10.4%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	737,243
5.63%, 5/15/2043	3,790,000	3,855,110
Series A, Zero Coupon, 5/15/2050	8,000,000	1,325,494
Series A, Zero Coupon, 5/15/2057	120,000,000	7,339,980
Series B, Zero Coupon, 5/15/2057	13,200,000	697,018
Commonwealth of Puerto Rico, General Obligation:
Series A1, 4.00%, 7/1/2041	1,500,000	1,424,445
Series A1, 4.00%, 7/1/2046	1,500,000	1,411,032
Series A1, 5.38%, 7/1/2025	1,500,000	1,582,571
Series A1, 5.63%, 7/1/2027	1,500,000	1,637,838
PR CCDA Trust Zero Coupon, 7/1/2031	165,000	164,088
PRIFA Custodial Trust:
Zero Coupon, 7/1/2025	425,000	424,174
Zero Coupon, 7/1/2026	480,000	478,780
Zero Coupon, 7/1/2036	155,000	76,332
Zero Coupon, 7/1/2043	710,000	238,310
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
5.00%, 7/1/2033 (c)	275,000	311,522
Series A, 6.13%, 7/1/2024	245,000	261,406
Series B, 4.00%, 7/1/2042 (c)	3,805,000	3,906,400
Series B, 4.00%, 7/1/2047 (c)	2,585,000	2,628,296
Series B, 5.00%, 7/1/2025 (c)	990,000	1,056,105
Series B, 5.00%, 7/1/2029 (c)	1,090,000	1,220,045
Series B, 5.00%, 7/1/2033 (c)	14,615,000	16,555,989
Series B, 5.00%, 7/1/2037 (c)	10,035,000	11,278,762
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (a)	120,000	121,317
Series RR, 5.00%, 7/1/2026 (a)	140,000	140,540
Series V V, 5.25%, 7/1/2025 (a)	710,000	729,574
Series V V, 5.25%, 7/1/2026 (a)	795,000	818,938
Security Description	Principal Amount	Value
Series V V, 5.25%, 7/1/2027 (a)	$920,000	$955,621
Series V V, 5.25%, 7/1/2034 (a)	770,000	792,428
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, 5.25%, 7/1/2033 (a)	120,000	125,643
Series CC, 5.25%, 7/1/2034 (a)	1,000,000	1,048,394
Series N, 5.25%, 7/1/2034 (a)	345,000	361,696
Series N, 5.25%, 7/1/2036 (a)	850,000	891,471
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 10/1/2042	515,000	523,220
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	200,000	200,972
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue Series A, 5.00%, 7/1/2033 (a)	505,000	509,323
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	368,000	344,964
Series A-1, Zero Coupon, 7/1/2027	669,000	572,484
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,818,382
Series A-1, Zero Coupon, 7/1/2031	10,356,000	7,665,302
Series A-1, Zero Coupon, 7/1/2033	6,703,000	4,573,336
Series A-1, Zero Coupon, 7/1/2046	14,655,000	4,478,498
Series A-1, Zero Coupon, 7/1/2051	9,530,000	2,109,759
Series A-1, 4.50%, 7/1/2034	2,065,000	2,158,333
Series A-1, 4.55%, 7/1/2040	2,730,000	2,859,457
Series A-1, 4.75%, 7/1/2053	24,565,000	25,772,984
Series A-1, 5.00%, 7/1/2058	26,258,000	27,917,495
Series A-2, 4.33%, 7/1/2040	10,102,000	10,450,257
Series A-2, 4.54%, 7/1/2053	4,058,000	4,209,726
Series A-2, 4.55%, 7/1/2040	100,000	101,713
Series A-2, 4.78%, 7/1/2058	9,101,000	9,568,112
Series A-2-, 4.33%, 7/1/2040	8,179,000	8,466,779
		178,897,658

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
RHODE ISLAND — 0.0% (d)
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Zero Coupon, 6/1/2052	$630,000	$103,483
Series B, Zero Coupon, 6/1/2052	5,000,000	744,542
		848,025
SOUTH CAROLINA — 0.4%
South Carolina State, Jobs - Economic Development Authority Revenue:
4.00%, 6/1/2046 (c)	600,000	563,636
5.00%, 11/1/2037	500,000	533,541
5.13%, 6/15/2042 (c)	1,000,000	999,303
5.25%, 11/15/2047	1,750,000	1,815,265
Series A, 7.00%, 11/1/2033	270,000	302,699
Series S, 3.00%, 8/15/2038	1,035,000	971,707
Series S, 5.25%, 8/15/2033	100,000	109,627
South Carolina State, Ports Authority Revenue:
AMT, 4.00%, 7/1/2040	245,000	250,777
Series B, AMT, 4.00%, 7/1/2049	1,000,000	1,027,546
South Carolina State, Public Service Authority Revenue:
Series A, 4.00%, 12/1/2034	410,000	439,180
Series B, 4.00%, 12/1/2056	360,000	369,257
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	198,381
		7,580,919
SOUTH DAKOTA — 0.0% (d)
County of Lincoln SD Revenue 4.00%, 8/1/2041	250,000	250,453
South Dakota Health & Educational Facilities Authority Revenue:
5.00%, 9/1/2028	100,000	112,270
5.00%, 9/1/2032	215,000	239,769
		602,492
TENNESSEE — 0.7%
Blount County Health & Educational Facilities Board Revenue Series A, 5.00%, 1/1/2047	225,000	156,181
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (c)	400,000	403,850
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Series A-, 3.25%, 8/1/2044	1,200,000	1,091,299
Security Description	Principal Amount	Value
Series A-, 4.00%, 8/1/2036	$1,000,000	$1,052,429
Series A-, 4.00%, 8/1/2037	1,080,000	1,135,863
Series A-, 5.00%, 8/1/2044	550,000	616,120
Series A-, 5.00%, 8/1/2049	1,000,000	1,113,602
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	687,227
Knox County, TN, Health Educational & Housing Facility Board Revenue:
5.00%, 4/1/2030	500,000	553,783
5.00%, 4/1/2031	240,000	265,260
Memphis-Shelby County Airport Authority Revenue Series A, AMT, 5.00%, 7/1/2049	1,000,000	1,117,989
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	84,320
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (c)	370,000	259,000
Metropolitan Nashville, TN, Airport Authority Revenue:
Series A, 4.00%, 7/1/2054	500,000	514,217
Series B, AMT, 5.00%, 7/1/2043	100,000	106,492
Nashville Metropolitan Development & Housing Agency, TN, Tax Allocation 5.13%, 6/1/2036 (c)	430,000	458,084
Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
5.00%, 5/1/2029	535,000	601,372
Series A, 5.50%, 9/1/2047	400,000	374,044
Tennessee State, Energy Acquisition Corp., Gas Revenue:
Series C, 5.00%, 2/1/2024	100,000	104,925
Series C, 5.00%, 2/1/2027	945,000	1,037,549
		11,733,606
TEXAS — 5.2%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 4.00%, 8/15/2041	610,000	571,578
Series A, 4.00%, 8/15/2046	860,000	781,307
Series A, 5.00%, 8/15/2048	15,000	15,324
Austin Convention Enterprises, Inc., TX, Convention Center Revenue:
Series A, 5.00%, 1/1/2034	400,000	422,008

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 1/1/2032	$1,840,000	$1,874,306
Series B, 5.00%, 1/1/2034	300,000	304,884
Central Texas Regional Mobility Authority Revenue:
Series B, 4.00%, 1/1/2041	200,000	209,680
Series B, 4.00%, 1/1/2051	300,000	309,610
Series B, 5.00%, 1/1/2036	1,040,000	1,205,554
Series B, 5.00%, 1/1/2046	500,000	567,618
Series G, 4.00%, 1/1/2045	1,150,000	1,171,720
Series G, 4.00%, 1/1/2050	2,000,000	2,026,189
City of Austin TX Airport System Revenue:
Series B, AMT, 5.00%, 11/15/2037	560,000	628,355
Series B, AMT, 5.00%, 11/15/2048	1,000,000	1,104,780
City of Denton, TX, Utility System Revenue 5.00%, 12/1/2027	630,000	707,802
City of Fort Worth TX, General Obligation 5.00%, 3/1/2028	100,000	100,301
Clifton Higher Education Finance Corp. Revenue:
Series D, 5.25%, 8/15/2027	530,000	573,163
Series D, 5.25%, 8/15/2028	1,000,000	1,078,764
Series D, 6.13%, 8/15/2048	3,010,000	3,266,503
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	115,516
Series A, 4.35%, 12/1/2042	290,000	291,669
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (c)	500,000	503,928
Dallas County, TX, Worth International Airport Revenue 4.13%, 11/1/2050	2,450,000	2,475,043
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	280,000	296,673
Series A-REF, 5.25%, 9/1/2029	335,000	357,769
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	209,111
4.00%, 8/15/2038	200,000	208,689
5.00%, 8/15/2037	200,000	221,749
Grand Parkway Transportation Corp. Revenue:
3.00%, 10/1/2050	1,000,000	859,553
4.00%, 10/1/2038	715,000	761,617
Gulf Coast, TX, Industrial Development Authority Revenue AMT, 4.88%, 5/1/2025	650,000	651,700
Security Description	Principal Amount	Value
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/2027	$890,000	$1,020,267
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	120,547
Harris County-Houston, TX, Sports Authority Revenue:
Series A, 3.13%, 11/15/2056 (a)	510,000	446,654
Series H, Zero Coupon, 11/15/2036 (a)	105,000	52,174
Series H, Zero Coupon, 11/15/2040 (a)	420,000	161,654
Series H, Zero Coupon, 11/15/2041 (a)	1,065,000	384,223
Houston, TX, Airport System Revenue:
AMT, 4.00%, 7/15/2041	965,000	937,771
AMT, 5.00%, 7/15/2027	2,500,000	2,721,471
Series A, AMT, 5.00%, 7/1/2027	610,000	663,796
Series A, AMT, 6.50%, 7/15/2030	300,000	301,380
Series B-1, AMT, 5.00%, 7/15/2035	3,000,000	3,155,516
Series C, AMT, 5.00%, 7/15/2027	1,500,000	1,632,882
Series D, 5.00%, 7/1/2029	115,000	131,149
Series D, 5.00%, 7/1/2035	500,000	564,821
Lower Colorado, TX, River Authority Revenue:
5.00%, 5/15/2025	1,000,000	1,087,831
5.00%, 5/15/2032	750,000	871,725
5.00%, 5/15/2037	550,000	638,926
5.00%, 5/15/2038	735,000	851,986
5.00%, 5/15/2039	805,000	830,724
5.00%, 5/15/2040	500,000	578,280
5.00%, 5/15/2041	810,000	935,592
Matagorda County, TX, Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (a)	495,000	540,758
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042 (e)	1,600,000	1,248,000
Mission, TX, Economic Development Corp. Revenue:
AMT, 4.63%, 10/1/2031 (c)	3,000,000	3,153,014
AMT, 7.75%, 1/1/2045 (c) (e)	923,652	73,892
New Hope, Cultural Education Facilities Corp. Revenue:
2.00%, 11/15/2061 (b)	1,215,000	646,141
5.00%, 11/15/2031	850,000	928,203
5.00%, 11/15/2036	1,100,000	1,201,204

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/2047	$500,000	$517,004
5.50%, 1/1/2049	1,000,000	1,001,417
7.50%, 11/15/2037	45,000	40,434
Series A, 5.00%, 7/1/2047	1,000,000	862,500
Series A, 5.38%, 11/15/2036	500,000	506,790
Series A, 5.50%, 7/1/2045	250,000	245,157
Series A, 5.50%, 7/1/2054	100,000	96,768
Series A-1, 5.25%, 1/1/2042	2,500,000	2,265,753
Series A-1, 5.50%, 1/1/2057	4,375,000	3,900,163
New York City, NY, Transportation Development Corp. Revenue Series A, 5.13%, 8/15/2047	1,375,000	1,347,190
North Fort Bend Water Authority Revenue 4.00%, 12/15/2038	880,000	950,508
North Fort Bend Water Authority System Revenue Series A, 4.00%, 12/15/2040	750,000	807,770
North Texas Tollway Authority Revenue:
Zero Coupon, 1/1/2029 (a)	315,000	261,614
Zero Coupon, 1/1/2036 (a)	510,000	326,026
Zero Coupon, 1/1/2038 (a)	590,000	347,909
4.00%, 1/1/2037	500,000	535,396
4.00%, 1/1/2038	595,000	627,316
4.25%, 1/1/2049	850,000	906,811
Series A, 3.00%, 1/1/2037	500,000	500,239
Series B, 3.00%, 1/1/2046	1,000,000	889,443
Series B, 4.00%, 1/1/2040	450,000	481,615
Series B, 4.00%, 1/1/2041	500,000	534,367
Series I, 6.20%, 1/1/2042 (a)	180,000	200,311
Port of Beaumont Navigation District Revenue:
AMT, 3.00%, 1/1/2050 (c)	1,500,000	1,145,422
AMT, 4.00%, 1/1/2050 (c)	1,275,000	1,180,196
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	311,646
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	10,000	10,795
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,136,314
Series A, 8.00%, 11/15/2049	385,000	441,819
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.75%, 11/15/2044	1,250,000	1,428,297
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	224,571
5.50%, 8/1/2027	150,000	171,021
Security Description	Principal Amount	Value
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	$500,000	$511,272
5.00%, 10/1/2044	200,000	207,728
5.25%, 11/15/2047 (e)	110,000	38,500
6.38%, 2/15/2041 (e)	450,000	310,500
6.75%, 11/15/2047	1,400,000	1,491,724
6.75%, 11/15/2052	300,000	318,965
Series A, 5.00%, 11/15/2037	445,000	483,235
Series B, 4.00%, 11/15/2025 (e)	235,000	82,250
Series B, 4.50%, 11/15/2036 (e)	190,000	66,500
Series B, 5.00%, 11/15/2046	200,000	215,209
Texas State, Municipal Power Agency Revenue 3.00%, 9/1/2046 (a)	1,000,000	977,472
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	185,000	202,984
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
AMT, 5.00%, 12/31/2040	780,000	834,025
AMT, 5.00%, 12/31/2045	350,000	372,461
AMT, 5.00%, 12/31/2055	490,000	518,936
AMT, 5.00%, 6/30/2058	1,000,000	1,097,147
AMT, 6.75%, 6/30/2043	250,000	266,494
AMT, 7.00%, 12/31/2038	225,000	240,720
Series A, 5.00%, 12/31/2035	830,000	929,113
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	525,645
Series C, 5.00%, 8/15/2037	500,000	524,956
Waco Educational Finance Corp. Revenue 4.00%, 3/1/2051	1,290,000	1,387,070
West Harris County,TX, Regional Water Authority Revenue 3.00%, 12/15/2051 (a)	1,880,000	1,686,780
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	393,012
6.25%, 9/1/2040	370,000	365,990
6.38%, 9/1/2045	505,000	501,100
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (c) (e)	2,000,000	1,106,600
		89,612,014

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U. S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Authority Revenue:
Series A, 5.00%, 10/1/2025	$395,000	$396,865
Series A, 5.00%, 10/1/2029	2,345,000	2,350,366
Series A, 5.00%, 7/1/2031	1,435,000	1,370,857
Series A, 5.00%, 10/1/2032	415,000	416,296
Series A1, 4.50%, 10/1/2024	235,000	235,488
Series A1, 5.00%, 10/1/2029	100,000	100,229
Series A1, 5.00%, 10/1/2039	1,465,000	1,468,353
Series B, 5.00%, 10/1/2024	100,000	100,173
Series B, 5.00%, 10/1/2025	730,000	724,265
Series B, 5.25%, 10/1/2029	895,000	883,078
Series B, 6.63%, 10/1/2029	600,000	604,874
Series B, 6.75%, 10/1/2037	100,000	100,812
Series C, 5.00%, 10/1/2030	1,000,000	1,001,920
		9,753,576
UTAH — 0.5%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, AMT, 8.00%, 12/1/2039 (c) (e)	320,000	240,964
Military Installation Development Authority Revenue:
4.00%, 6/1/2041	600,000	511,987
Series A-1, 4.00%, 6/1/2052	1,000,000	815,425
Series A-2, 4.00%, 6/1/2052	5,000,000	3,967,465
Salt Lake City Corp., Airport Revenue Series A, AMT, 5.00%, 7/1/2028	150,000	166,238
UIPA Crossroads Public Infrastructure District, Tax Allocation 4.38%, 6/1/2052 (c)	3,000,000	2,568,307
Utah Infrastructure Agency Revenue 4.00%, 10/15/2036	1,000,000	1,041,963
		9,312,349
VERMONT — 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue 5.00%, 12/1/2046	835,000	912,756
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,040,828
		1,953,584
VIRGINIA — 1.6%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	90,000	87,809
Security Description	Principal Amount	Value
Arlington County Industrial Development Authority Revenue 5.00%, 7/1/2031	$500,000	$592,330
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (c)	335,000	343,486
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	50,471
City of Hopewell VA Sewer System Revenue Series A, 5.00%, 7/15/2042	300,000	300,742
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	375,252
Farms New Kent Community Development Authority, Special Assessment:
3.75%, 3/1/2036 (c)	3,930,000	3,755,812
Series B, Zero Coupon, 3/1/2036 (c)	2,350,000	1,110,934
Farmville Industrial Development Authority Revenue Series A, 5.00%, 1/1/2059	1,000,000	1,078,300
Hanover County Economic Development Authority Revenue Series A, 4.50%, 7/1/2030	250,000	252,004
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,067,879
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	10,000	10,287
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (c)	975,000	992,900
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	796,192
Norfolk, VA, Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	259,089
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (c)	1,950,000	2,002,952
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	175,000	195,983

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	$4,435,000	$4,461,764
Series C-1ST SUB, Zero Coupon, 6/1/2047	3,060,000	772,119
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (c)	875,000	901,303
Virginia State, Small Business Financing Authority Revenue:
4.00%, 12/1/2041	2,000,000	2,027,611
4.00%, 12/1/2051	2,000,000	1,999,914
AMT, 5.00%, 12/31/2047	1,140,000	1,270,328
AMT, 5.00%, 12/31/2052	335,000	370,666
5.25%, 10/1/2029	1,000,000	1,074,422
Series C, 5.00%, 6/1/2047	1,000,000	1,044,716
		27,195,265
WASHINGTON — 2.2%
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	428,618
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	231,879
Port of Seattle, WA, Airport Authority Revenue Series C, AMT, 5.00%, 5/1/2031	130,000	143,964
Port of Seattle, WA, Industrial Development Corp. Revenue AMT, 5.00%, 4/1/2030	3,000,000	3,065,413
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	200,000	200,239
Washington State Convention Center Public Facilities District Revenue:
3.00%, 7/1/2034	1,000,000	913,858
3.00%, 7/1/2048	3,980,000	3,211,422
3.00%, 7/1/2058	1,810,000	1,390,789
4.00%, 7/1/2032	2,695,000	2,772,835
4.00%, 7/1/2034	320,000	327,673
4.00%, 7/1/2048	1,010,000	1,005,979
4.00%, 7/1/2058	1,685,000	1,693,812
5.00%, 7/1/2058	170,000	182,721
Washington State, Economic Development Finance Authority Revenue:
AMT, 7.25%, 1/1/2032 (c) (e)	100,000	65,000
AMT, 7.50%, 1/1/2032 (c) (e)	260,000	169,000
Series S, AMT, 7.50%, 1/1/2032 (c) (e)	495,000	321,750
Series S, AMT, 12.00%, 1/1/2033 (c)	160,000	120,101
Security Description	Principal Amount	Value
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	$630,000	$654,644
4.00%, 7/1/2042	200,000	211,639
5.00%, 9/1/2045	895,000	1,020,968
Series A-, 4.00%, 8/1/2044	2,050,000	2,138,721
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2046 (c)	1,520,000	1,526,799
5.00%, 1/1/2051 (c)	3,000,000	2,893,424
5.00%, 7/1/2051 (c)	1,250,000	1,250,376
5.00%, 1/1/2056 (c)	4,285,000	4,090,090
Series A, 5.00%, 1/1/2031 (c)	100,000	103,357
Series A, 5.00%, 1/1/2044 (c)	605,000	614,133
Series A, 5.00%, 1/1/2046 (c)	1,000,000	1,007,896
Series A, 5.00%, 1/1/2051 (c)	820,000	824,404
Series A, 5.00%, 7/1/2051 (c)	1,000,000	1,012,110
Series A, 5.00%, 1/1/2055 (c)	2,200,000	2,211,778
Series A, 7.00%, 7/1/2045 (c)	1,345,000	1,433,136
Series A, 7.00%, 7/1/2050 (c)	500,000	531,993
		37,770,521
WEST VIRGINIA — 0.4%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	715,798
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	402,357
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (c)	225,000	241,445
Ohio County Development Authority Revenue 5.00%, 9/1/2048	1,000,000	849,567
West Virginia Economic Development Authority Revenue AMT, VRN, 5.00%, 7/1/2045 (b)	2,250,000	2,351,774
West Virginia Hospital Finance Authority Revenue 5.00%, 1/1/2043	1,515,000	1,672,971
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	120,000	136,871
		6,370,783
WISCONSIN — 3.3%
Mount Pleasant, WI, Tax Allocation Series A, 5.00%, 4/1/2048	650,000	724,791

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Public Finance Authority Revenue:
AMT, 4.00%, 8/1/2035	$940,000	$903,265
AMT, 4.00%, 7/1/2041	2,595,000	2,401,843
AMT, 4.25%, 7/1/2054	5,500,000	5,016,390
4.50%, 6/1/2056 (c)	1,750,000	1,515,786
5.00%, 9/1/2030 (c)	400,000	413,636
5.00%, 3/1/2037 (c)	625,000	662,978
5.00%, 9/1/2039 (c)	770,000	773,276
5.00%, 1/1/2042 (c)	100,000	101,387
5.00%, 12/1/2055 (c)	2,000,000	2,070,966
5.00%, 1/1/2056 (c)	265,000	265,241
5.00%, 2/1/2062	2,000,000	2,091,160
5.25%, 3/1/2035 (c)	750,000	791,457
5.25%, 5/15/2052 (c)	1,300,000	1,342,834
5.63%, 2/1/2046 (c)	1,665,000	1,627,488
5.88%, 4/1/2045	530,000	571,869
5.88%, 6/15/2047 (c)	800,000	801,467
6.00%, 2/1/2062 (c)	2,000,000	2,000,000
6.75%, 12/1/2042 (c)	2,000,000	2,007,199
7.00%, 12/1/2050 (c)	3,000,000	3,035,819
Series A, 5.00%, 11/15/2024 (c)	325,000	332,920
Series A, 5.00%, 10/1/2034 (c)	1,355,000	1,463,812
Series A, 5.00%, 6/15/2037 (c)	425,000	429,903
Series A, 5.00%, 6/15/2046 (c)	1,000,000	890,616
Series A, 5.00%, 6/15/2049 (c)	310,000	312,076
Series A, 5.13%, 6/1/2048 (c)	350,000	362,485
Series A, 5.25%, 3/1/2045 (c)	1,000,000	1,050,760
Series A, 5.25%, 3/1/2055 (c)	1,810,000	1,889,621
Series A, 5.35%, 12/1/2045	1,000,000	1,093,832
Series A, 5.38%, 7/15/2047 (c)	500,000	531,669
Series A, 6.00%, 7/15/2042	250,000	251,629
Series A, 6.50%, 9/1/2048	480,000	385,877
Series A, 6.75%, 8/1/2031 (c)	980,000	937,285
Series A-, 5.20%, 6/1/2037	1,000,000	1,081,732
Series A1, 6.25%, 1/1/2038 (c)	500,000	307,500
Series A1, 6.38%, 1/1/2048 (c)	925,000	568,875
Series B, Zero Coupon, 1/1/2060 (c)	4,000,000	363,030
Series B, Zero Coupon, 1/1/2067 (c)	920,000	9,915
Series B, 3.75%, 7/1/2051 (b) (c) (e)	2,075,993	1,139,372
Series S, 6.25%, 10/1/2031 (c)	200,000	188,931
Security Description	Principal Amount	Value
Wisconsin Center District Revenue Series D, Zero Coupon, 12/15/2060 (a)	$1,000,000	$211,514
Wisconsin Health & Educational Facilities Authority 4.25%, 7/1/2033	1,250,000	1,046,575
Wisconsin Health & Educational Facilities Authority Revenue:
2.83%, 11/1/2028	130,000	123,413
3.13%, 12/15/2049	850,000	762,406
4.00%, 1/1/2047	600,000	539,727
5.00%, 11/15/2026	565,000	608,191
5.00%, 8/1/2032	50,000	49,877
5.00%, 8/1/2037	150,000	145,613
5.00%, 8/1/2039	1,100,000	1,060,395
5.00%, 11/1/2039	1,000,000	1,047,449
5.00%, 11/1/2046	1,250,000	1,292,132
5.00%, 7/1/2048	790,000	636,587
5.00%, 7/1/2053	4,500,000	3,522,772
5.50%, 5/1/2034	350,000	352,311
3.50%, 7/1/2040	100,000	100,480
4.00%, 7/1/2046	335,000	348,202
Series A, 4.00%, 7/1/2048	425,000	412,197
Series A, 4.13%, 7/1/2053	595,000	583,181
Series A, 5.00%, 7/1/2038	500,000	521,433
Series A, 5.00%, 9/15/2050	500,000	522,759
Series A, 5.25%, 8/1/2048	100,000	95,866
Series B, 5.00%, 2/15/2042	150,000	162,526
		56,856,298
TOTAL MUNICIPAL BONDS & NOTES (Cost $1,777,177,505)		1,693,667,512
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (h) (i) (Cost $8,530,414)	8,530,414	8,530,414
TOTAL INVESTMENTS — 99.1% (Cost $1,785,707,919)		1,702,197,926
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		14,611,477
NET ASSETS — 100.0%		$1,716,809,403

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(a)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	2.3%
National Public Finance Guaranty Corp.	1.3%
Build America Mutual Assurance Company	0.6%
Ambac Financial Group	0.2%
Assured Guaranty Corp.	0.2%
XL Capital Assurance Inc.	0.0%
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.1% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2022.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$4,091,160	$1,689,576,352	$0(a)	$1,693,667,512
Short-Term Investment	8,530,414	—	—	8,530,414
TOTAL INVESTMENTS	$12,621,574	$1,689,576,352	$0	$1,702,197,926
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2022.

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,746,897	$9,746,897	$144,323,462	$145,539,945	$—	$—	8,530,414	$8,530,414	$3,300
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2023	$3,950,000	$4,127,823
Series B, 5.00%, 9/1/2023	5,750,000	6,008,857
Series B, 5.00%, 9/1/2024	3,560,000	3,814,157
Series B, 5.00%, 9/1/2026	3,375,000	3,778,428
Alabama, Public School and College Authority Revenue:
Series A, 5.00%, 11/1/2025	670,000	739,054
Series A, 5.00%, 11/1/2026	4,915,000	5,546,933
Jefferson, AL Revenue:
5.00%, 9/15/2022	1,000,000	1,017,171
5.00%, 9/15/2025	1,100,000	1,206,546
Jefferson, AL, General Obligation:
Series A, 5.00%, 4/1/2023	3,375,000	3,485,820
Series A, 5.00%, 4/1/2024	2,750,000	2,909,552
Jefferson, AL, Revenue 5.00%, 9/15/2023	1,150,000	1,203,679
University of Alabama Revenue 5.00%, 7/1/2024	725,000	773,257
		34,611,277
ARIZONA — 1.4%
Arizona School Lottery Revenue:
5.00%, 7/1/2023	1,750,000	1,821,617
5.00%, 7/1/2024	9,450,000	10,083,312
Arizona State Transportation Board Revenue 5.00%, 7/1/2025	1,000,000	1,092,480
Arizona, Phoenix Civic Improvement Corp., Lease Revenue Series B, 5.00%, 7/1/2023	8,000,000	8,326,383
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	3,210,000	3,294,897
5.00%, 1/1/2024	6,275,000	6,617,894
5.00%, 1/1/2025	4,670,000	5,046,792
5.00%, 1/1/2026	2,010,000	2,225,994
Series A, 5.00%, 1/1/2024	1,965,000	2,072,377
Series A, 5.00%, 1/1/2026	8,350,000	9,247,289
Arizona, State Certificate Participation:
5.00%, 9/1/2022	185,000	187,953
Series A, 5.00%, 10/1/2023	760,000	796,544
Arizona, State Transportation Board, Sales Tax Revenue 5.00%, 7/1/2023	3,960,000	4,120,561
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	100,973
Security Description	Principal Amount	Value
Maricopa County, AZ, Certificate Participation Series A, 5.00%, 7/1/2023	$1,725,000	$1,793,638
Maricopa County, AZ, Community College District, General Obligation 5.00%, 7/1/2022	355,000	358,464
Maricopa County, AZ, Special Health Care District, General Obligation:
5.00%, 7/1/2022	250,000	252,440
5.00%, 7/1/2023	1,000,000	1,041,429
Series D, 5.00%, 7/1/2026	3,200,000	3,571,174
State of Arizona Lottery Revenue 5.00%, 7/1/2026	5,000,000	5,599,374
		67,651,585
ARKANSAS — 0.0% (a)
Arkansas, State General Obligation:
5.00%, 6/15/2022	500,000	504,038
5.00%, 6/15/2023	565,000	588,135
		1,092,173
CALIFORNIA — 20.4%
Anaheim Housing & Public Improvements Authority Revenue Series A, 5.00%, 10/1/2026	500,000	562,355
Bay Area Toll Authority Revenue VRN, 2.85%, 4/1/2047 (b)	500,000	507,891
California Infrastructure & Economic Development Bank Revenue:
5.00%, 6/1/2026	4,500,000	5,045,375
Series 2016, 5.00%, 10/1/2023	500,000	524,042
Series B-2, VRN, 3.00%, 10/1/2047 (b)	5,600,000	5,798,495
California Municipal Finance Authority Revenue Series A, 5.00%, 10/1/2022	245,000	249,578
California State Public Works Board Revenue:
5.00%, 11/1/2024	9,090,000	9,761,244
5.00%, 9/1/2026	1,475,000	1,649,995
Series A, 5.00%, 2/1/2026	25,020,000	27,637,100
Series B, 5.00%, 5/1/2023	1,000,000	1,035,318
Series B, 5.00%, 5/1/2024	1,200,000	1,272,576
Series B, 5.00%, 10/1/2024	905,000	969,856
Series B, 5.00%, 5/1/2025	1,475,000	1,601,219
Series B, 5.00%, 5/1/2026	2,100,000	2,332,570
Series C, 5.00%, 11/1/2022	4,410,000	4,502,892
Series C, 5.00%, 11/1/2023	5,240,000	5,498,905
Series C, 5.00%, 11/1/2024	7,290,000	7,828,324

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
California, Bay Area Toll Authority Revenue 2.00%, 4/1/2053 (b)	$5,000,000	$4,988,585
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	128,264
California, State Department of Water Resources Center Valley Project Revenue:
5.00%, 12/1/2022	600,000	614,577
5.00%, 12/1/2025	800,000	884,509
5.00%, 12/1/2026	670,000	757,499
Series AX, 5.00%, 12/1/2022	3,500,000	3,585,032
Series BA, 5.00%, 12/1/2022	575,000	588,970
Series BB, 5.00%, 12/1/2023	2,330,000	2,454,158
Series BB, 5.00%, 12/1/2024	12,730,000	13,749,224
Series BB, 5.00%, 12/1/2025	8,165,000	9,027,523
California, State Department of Water Resources Power Supply Revenue Series BA, 5.00%, 12/1/2023	750,000	789,965
California, State General Obligation:
3.00%, 3/1/2026	9,495,000	9,861,204
4.00%, 9/1/2022	700,000	708,418
4.00%, 12/1/2022	1,800,000	1,831,974
4.00%, 10/1/2023	10,000,000	10,340,204
4.00%, 11/1/2023	3,655,000	3,784,882
4.00%, 4/1/2024	10,000,000	10,415,830
4.00%, 10/1/2024	37,530,000	39,433,833
4.00%, 10/1/2025	8,750,000	9,351,058
4.00%, 3/1/2026	5,000,000	5,380,022
5.00%, 8/1/2022	790,000	800,421
5.00%, 9/1/2022	250,000	254,022
5.00%, 11/1/2022	3,010,000	3,075,158
5.00%, 8/1/2023	3,850,000	4,018,957
5.00%, 9/1/2023	325,000	340,049
5.00%, 10/1/2023	10,000,000	10,486,904
5.00%, 11/1/2023	1,950,000	2,049,466
5.00%, 4/1/2024	16,050,000	17,029,778
5.00%, 8/1/2024	20,120,000	21,533,932
5.00%, 9/1/2024	510,000	547,034
5.00%, 10/1/2024	5,500,000	5,912,224
5.00%, 11/1/2024	5,000,000	5,386,209
5.00%, 12/1/2024	1,100,000	1,187,476
5.00%, 4/1/2025	6,700,000	7,293,543
5.00%, 8/1/2025	810,000	889,161
5.00%, 10/1/2025	3,600,000	3,968,226
5.00%, 11/1/2025	29,970,000	33,102,569
5.00%, 12/1/2025	14,000,000	15,494,580
5.00%, 4/1/2026	1,095,000	1,221,651
5.00%, 8/1/2026	8,040,000	9,038,206
5.00%, 10/1/2026	46,770,000	52,774,062
5.00%, 12/1/2026	17,500,000	19,818,727
Security Description	Principal Amount	Value
California, State University Revenue:
Series A, 5.00%, 11/1/2023	$3,450,000	$3,625,979
Series B-2-REMK 7/, 0.55%, 11/1/2049 (b)	4,000,000	3,666,478
Chabot-Las Positas Community College District, General Obligation Series B, 5.00%, 8/1/2024	5,960,000	6,373,208
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	37,030,000	39,327,189
City of Long Beach CA Harbor Revenue:
5.00%, 5/15/2025	7,700,000	8,420,198
5.00%, 5/15/2026	1,445,000	1,619,682
City of Los Angeles CA, General Obligation Series B, 5.00%, 9/1/2022	630,000	640,266
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	2,400,000	2,509,074
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,474,102
East Side Union High School District, General Obligation:
Series C, 2.00%, 8/1/2025	10,000,000	10,000,099
Series C, 3.00%, 8/1/2023	1,000,000	1,016,728
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	3,750,000	3,912,044
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue:
5.00%, 6/1/2025	6,900,000	7,536,182
Series A, 5.00%, 6/1/2023	735,000	763,186
Series A, 5.00%, 7/1/2023	3,675,000	3,827,714
Series A, 5.00%, 7/1/2025	4,080,000	4,469,428
Series A, 5.00%, 6/1/2026	4,500,000	5,041,549
Series A, 5.00%, 7/1/2026	4,280,000	4,804,183
Series B, 5.00%, 7/1/2022	800,000	807,906
Los Angeles, CA, Community College District, General Obligation:
Series C, 5.00%, 8/1/2022	500,000	506,629
Series I, 3.00%, 8/1/2023	250,000	254,744
Los Angeles, CA, Department of Airports Revenue:
Series B, 5.00%, 5/15/2026	2,385,000	2,649,341
Series C, 5.00%, 5/15/2023	1,200,000	1,244,699
Series C, 5.00%, 5/15/2024	600,000	637,431

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Department of Water & Power System Revenue:
5.00%, 7/1/2026	$9,570,000	$10,701,454
Series A, 5.00%, 7/1/2023	1,720,000	1,791,257
Series B, 5.00%, 7/1/2023	11,000,000	11,455,713
Series B, 5.00%, 7/1/2024	19,900,000	21,229,113
Series B, 5.00%, 7/1/2026	1,440,000	1,609,019
Series C, 5.00%, 7/1/2025	3,715,000	4,062,234
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
5.00%, 6/1/2024	7,245,000	7,715,321
Series A, 5.00%, 6/1/2023	660,000	685,776
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.00%, 11/1/2023	4,410,000	4,622,264
Series A, 5.00%, 11/1/2024	8,490,000	9,025,935
Los Angeles, CA, Unified School District, General Obligation:
5.00%, 7/1/2023	3,250,000	3,383,413
5.00%, 7/1/2024	9,840,000	10,499,448
5.00%, 7/1/2025	6,480,000	7,079,268
5.00%, 7/1/2026	2,820,000	3,153,175
Series A, 5.00%, 7/1/2023	22,140,000	23,048,850
Series A, 5.00%, 7/1/2024	19,225,000	20,513,404
Series A, 5.00%, 7/1/2025	9,015,000	9,848,705
Series A, 5.00%, 7/1/2026	25,590,000	28,613,387
Series B-1, 5.00%, 7/1/2024	1,845,000	1,968,647
Los Rios, CL, Community College District, General Obligation 3.00%, 8/1/2024	1,000,000	1,024,545
Marin Community College District, General Obligation Series B, 4.00%, 8/1/2040	500,000	546,502
Metropolitan Water District of Southern California Revenue:
Series A, 2.50%, 7/1/2025	1,250,000	1,270,038
Series A, 5.00%, 7/1/2024	2,245,000	2,400,057
Series B, 4.00%, 10/1/2023	4,785,000	4,947,788
Series B, 4.00%, 10/1/2024	3,000,000	3,156,683
Series B, 4.00%, 10/1/2025	1,465,000	1,568,709
Series B, 5.00%, 8/1/2024	555,000	592,447
Series C, 5.00%, 7/1/2023	1,500,000	1,562,143
Series C, 5.00%, 7/1/2024	2,000,000	2,138,592
Miracosta, State Community College District, General Obligation Series B, 4.00%, 8/1/2023	4,000,000	4,124,407
Municipal Improvement Corp. of Los Angeles, Revenue:
5.00%, 11/1/2025	1,955,000	2,156,494
5.00%, 11/1/2026	9,470,000	10,678,747
Series A, 5.00%, 11/1/2024	650,000	700,718
Security Description	Principal Amount	Value
Orange County Transportation Authority Revenue 5.00%, 10/15/2024	$78,730,000	$84,755,577
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,181,766
5.00%, 2/15/2024	6,300,000	6,667,634
Orange County, FL, Water District Certificate Participation Series A, 2.00%, 8/15/2023	18,000,000	18,037,134
Palm Springs Unified School District, General Obligation Series A, 2.00%, 8/1/2022	750,000	752,394
Peralta Community College District, General Obligation Series A, 5.00%, 8/1/2022	585,000	592,175
Riverside County Transportation Commission Revenue:
Series B, 5.00%, 6/1/2025	1,000,000	1,094,453
Series B, 5.00%, 6/1/2026	6,545,000	7,341,002
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2025	2,390,000	2,645,146
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, 5.00%, 8/15/2049 (b)	7,500,000	7,750,111
Series E, 5.00%, 8/15/2024	3,610,000	3,859,834
Series E, 5.00%, 8/15/2025	785,000	859,596
Series F, 5.00%, 8/15/2025	3,125,000	3,421,959
San Diego County Water Authority Revenue Series A-REV, 5.00%, 5/1/2026	2,250,000	2,517,850
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 5.00%, 8/1/2024	1,580,000	1,692,529
Series C-1, 5.00%, 8/1/2025	1,695,000	1,864,102
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,097,684
Series C, 2.13%, 10/1/2048 (b)	15,000,000	15,012,745
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2023	3,280,000	3,445,208
Series C, 5.00%, 11/1/2047	3,325,000	3,582,700
San Francisco, Unified School District, General Obligation:
4.00%, 6/15/2024	3,605,000	3,770,513

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/15/2025	$10,740,000	$11,431,024
Series B, 4.00%, 6/15/2024	2,445,000	2,557,255
San Jose Evergreen Community College District, General Obligation:
Series B, 4.00%, 9/1/2022	1,800,000	1,821,498
Series B, 4.00%, 9/1/2023	1,200,000	1,239,104
San Jose Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2022	3,260,000	3,300,199
San Juan, Unified School District, General Obligation:
3.00%, 8/1/2024	7,045,000	7,226,020
3.00%, 8/1/2025	2,500,000	2,584,945
San Mateo Foster City Public Financing Authority Revenue Series B, 5.00%, 8/1/2025	4,905,000	5,376,057
San Mateo Union High School District, General Obligation Series A, 4.00%, 9/1/2023	525,000	541,885
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A, 5.00%, 6/1/2023	4,385,000	4,555,736
Southern California, Metropolitan Water District Revenue Series B, 4.00%, 8/1/2023	255,000	262,373
Southern California, State Public Power Authority Revenue:
5.00%, 4/1/2024	5,750,000	6,063,602
5.00%, 7/1/2025	2,400,000	2,623,532
5.00%, 7/1/2026	750,000	839,258
Series A, 5.00%, 6/1/2025	2,220,000	2,429,686
State Center Community College District, General Obligation Series B, 3.00%, 8/1/2023	16,155,000	16,440,178
University of California, Revenue:
Series BE, 5.00%, 5/15/2023	1,600,000	1,659,779
Series BE, 5.00%, 5/15/2024	1,500,000	1,597,760
		1,006,170,116
COLORADO — 1.4%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	1,750,000	1,843,252
Boulder Valley School District No Re-2 Boulder, General Obligation Series B, 3.00%, 12/1/2022	500,000	505,616
City of Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2026	2,550,000	2,885,057
Security Description	Principal Amount	Value
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2024	$2,000,000	$2,156,605
Series A, 5.00%, 11/15/2025	1,050,000	1,160,840
Series A-1, 5.00%, 11/15/2023	2,000,000	2,105,770
County of Denver, CO, General Obligation:
Series B, 5.00%, 8/1/2023	10,825,000	11,301,511
Series B, 5.00%, 8/1/2026	5,000,000	5,622,985
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,427,033
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	5,539,772
Pueblo, CO, City Schools District No. 60, General Obligation:
5.00%, 12/15/2023	3,215,000	3,389,675
5.00%, 12/15/2024	3,900,000	4,215,347
5.00%, 12/15/2025	4,225,000	4,682,028
5.00%, 12/15/2026	4,650,000	5,272,796
State of Colorado Certificate Participation:
Series A, 5.00%, 12/15/2024	2,750,000	2,969,342
Series A, 5.00%, 12/15/2025	7,250,000	8,006,940
University of Colorado, Revenue Series A-2, 5.00%, 6/1/2026	3,105,000	3,477,350
		70,561,919
CONNECTICUT — 4.1%
Connecticut State Health & Educational Facilities Authority, Revenue Series 2010-A-, 0.25%, 7/1/2049 (b)	5,800,000	5,598,756
Connecticut, State Health & Educational Facility Authority Revenue:
VRN, 1.10%, 7/1/2033 (b)	4,815,000	4,568,605
1.10%, 7/1/2049 (b)	10,000,000	9,654,492
Series 2015-A-REMK 0, 0.38%, 7/1/2035 (b)	12,000,000	11,493,574
Series 2017 B-2-REMK 7/1/20, 0.55%, 7/1/2037 (b)	4,305,000	4,231,778
Series A, 5.00%, 7/1/2025	1,860,000	2,039,993
Series C-2, 5.00%, 7/1/2057 (b)	34,630,000	35,603,096
State of Connecticut Clean Water Fund - State Revolving Fund Revenue:
Series A, 5.00%, 2/1/2025	1,345,000	1,457,298
Series B, 5.00%, 6/1/2024	3,645,000	3,886,417

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
State of Connecticut, General Obligation:
4.00%, 1/15/2027	$7,595,000	$8,214,789
5.00%, 4/15/2023	1,000,000	1,035,246
Series 2021 A, 3.00%, 1/15/2026	5,000,000	5,134,128
Series 2021 A, 4.00%, 1/15/2026	6,650,000	7,095,440
Series A, 3.00%, 4/15/2024	500,000	510,239
Series A, 5.00%, 4/15/2023	1,840,000	1,904,853
Series A, 5.00%, 4/15/2026	6,500,000	7,210,301
Series B, 3.00%, 6/1/2025	1,750,000	1,792,267
Series B, 4.00%, 6/1/2026	7,445,000	7,986,584
Series B, 5.00%, 4/15/2023	1,000,000	1,035,246
Series B, 5.00%, 2/15/2025	4,805,000	5,188,830
Series B, 5.00%, 4/15/2025	505,000	547,481
Series B, 5.00%, 2/15/2026	12,000,000	13,262,072
Series B, 5.00%, 4/15/2026	4,545,000	5,041,664
Series B, 5.00%, 2/15/2027	2,000,000	2,257,271
Series C, 3.00%, 6/1/2023	1,430,000	1,451,342
Series C, 4.00%, 6/1/2026	1,075,000	1,153,200
Series D, 5.00%, 7/15/2024	1,500,000	1,600,408
Series D, 5.00%, 7/15/2025	3,500,000	3,816,793
Series D, 5.00%, 7/15/2026	15,945,000	17,781,615
Series F, 5.00%, 9/15/2024	1,815,000	1,943,359
Series F, 5.00%, 9/15/2025	6,065,000	6,639,741
Series F, 5.00%, 9/15/2026	1,405,000	1,572,337
State of Connecticut, Special Tax Revenue:
4.00%, 5/1/2024	2,000,000	2,082,177
5.00%, 1/1/2024	655,000	690,213
5.00%, 1/1/2025	815,000	877,584
5.00%, 5/1/2025	750,000	813,946
5.00%, 10/1/2025	935,000	1,024,666
5.00%, 5/1/2026	2,975,000	3,303,246
5.00%, 11/1/2026	2,525,000	2,833,207
Series A, 4.00%, 5/1/2023	2,050,000	2,100,656
Series A, 5.00%, 5/1/2025	2,105,000	2,284,474
Series C, 5.00%, 1/1/2024	1,720,000	1,812,468
Series C, 5.00%, 1/1/2026	500,000	551,069
		201,082,921
DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 2/1/2024	6,935,000	7,335,405
5.00%, 3/1/2024	880,000	932,720
5.00%, 2/1/2025	2,780,000	3,020,111
5.00%, 2/1/2026	7,425,000	8,265,276
Series A, 5.00%, 10/1/2024	5,000,000	5,388,701
Series A, 5.00%, 1/1/2025	3,265,000	3,539,370
Series D, 5.00%, 7/1/2022	575,000	580,611
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	262,211
		29,324,405
Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 1.6%
District of Columbia, General Obligation:
4.00%, 2/1/2026	$2,200,000	$2,364,002
4.00%, 2/1/2027	1,350,000	1,471,346
Series A, 5.00%, 6/1/2023	2,720,000	2,825,587
Series A, 5.00%, 10/15/2023	9,000,000	9,446,554
Series A, 5.00%, 10/15/2026	5,000,000	5,646,689
Series B, 5.00%, 6/1/2026	1,695,000	1,898,263
Series D, 5.00%, 6/1/2022	525,000	528,375
Series D, 5.00%, 6/1/2023	3,325,000	3,454,072
Series D, 5.00%, 6/1/2024	505,000	538,226
Series D, 5.00%, 6/1/2026	7,495,000	8,393,796
District of Columbia, Revenue:
Series A, 5.00%, 3/1/2023	505,000	520,921
Series A, 5.00%, 3/1/2024	1,780,000	1,886,638
Series A, 5.00%, 3/1/2025	6,040,000	6,561,433
Series A, 5.00%, 3/1/2026	9,340,000	10,399,535
Series C, 5.00%, 10/1/2026	5,000,000	5,641,871
District of Columbia, Water & Sewer Authority Revenue Series C, 1.75%, 10/1/2054 (b)	8,250,000	8,193,028
Washington Metropolitan Area Transit Authority, Revenue:
Series A, 5.00%, 7/15/2024	2,000,000	2,136,190
Series A, 5.00%, 7/15/2025	2,635,000	2,881,391
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2023	3,000,000	3,143,346
Series B, 5.00%, 10/1/2024	2,000,000	2,140,302
Washington, Metropolitan Area Transit Authority Revenue Series A-1, 5.00%, 7/1/2025	500,000	546,240
		80,617,805
FLORIDA — 2.7%
Central Florida Expressway Authority Revenue 5.00%, 7/1/2026 (c)	500,000	559,938
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	1,250,000	1,344,004
Florida Department of Management Services Certificate Participation Series A, COPs, 5.00%, 11/1/2025	12,000,000	13,206,257
Florida Department of Management Services Revenue Series A, 5.00%, 9/1/2023	560,000	585,931

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2024	$12,375,000	$13,200,056
Series A, 5.00%, 6/1/2025	9,745,000	10,668,586
Series B, 5.00%, 6/1/2022	555,000	558,568
Series B, 5.00%, 6/1/2024	1,065,000	1,136,005
Series B, 5.00%, 6/1/2026	4,380,000	4,912,695
Series C, 5.00%, 6/1/2024	3,940,000	4,202,685
Series D, 5.00%, 6/1/2024	4,880,000	5,205,355
Series E, 5.00%, 6/1/2022	125,000	125,804
Series E, 5.00%, 6/1/2025	3,030,000	3,317,169
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	3,310,000	3,445,041
Series A, 5.00%, 7/1/2024	1,450,000	1,546,185
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2022	200,000	201,957
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	2,130,000	2,338,582
Florida, State Department of Transportation Turnpike System Revenue:
Series A, 5.00%, 7/1/2022	500,000	504,966
Series B, 5.00%, 7/1/2022	150,000	151,490
Series B, 5.00%, 7/1/2025	2,775,000	3,033,459
Hillsborough County, FL, School Board Certificate Participation:
5.00%, 7/1/2022	275,000	277,616
5.00%, 7/1/2023	6,855,000	7,127,761
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2023	7,250,000	7,581,080
Series A, 5.00%, 10/1/2024	5,750,000	6,162,066
JEA Water & Sewer System Revenue Series A, 5.00%, 10/1/2025	2,070,000	2,279,521
JEA,FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2024	500,000	537,095
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2024	500,000	529,816
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2022	200,000	201,858
Okaloosa County School Board Certificate Participation Series A, COPs, 5.00%, 10/1/2026	1,750,000	1,957,081
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2023	500,000	524,345
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2026	$700,000	$786,977
Palm Beach County, School District Certificate Participation:
5.00%, 8/1/2025	785,000	856,944
Series A, 5.00%, 8/1/2023	6,045,000	6,302,151
Polk, County School District, Revenue:
5.00%, 10/1/2023	1,500,000	1,571,446
5.00%, 10/1/2024	1,250,000	1,341,473
State of Florida, General Obligation:
5.00%, 7/1/2023	620,000	645,764
5.00%, 7/1/2026	3,900,000	4,377,643
Series A, 5.00%, 7/1/2027 (d)	10,135,000	11,622,096
Series B, 5.00%, 6/1/2025	2,600,000	2,846,416
Volusia County, FL, School Board Corporation Certificate Participation Series B, 5.00%, 8/1/2024	5,500,000	5,860,588
		133,634,470
GEORGIA — 2.1%
Athens-Clarke County Unified Government, General Obligation 5.00%, 12/1/2026	9,395,000	10,644,299
Atlanta, GA, Water & Wastewater System Revenue Series F-SUB, 5.00%, 7/1/2023	3,000,000	3,120,504
City of Atlanta GA Department of Aviation Revenue Series A, 5.00%, 7/1/2026	5,735,000	6,382,955
City of Atlanta GA Water & Wastewater Revenue Series A, 5.00%, 11/1/2024	695,000	747,956
City of Atlanta, GA, Airport & Marina Revenue Series F-SUB, 5.00%, 7/1/2024	5,320,000	5,658,408
Georgia, State General Obligation:
5.00%, 2/1/2024	1,400,000	1,480,831
Series A, 5.00%, 7/1/2023	4,600,000	4,795,217
Series A, 5.00%, 8/1/2025	15,500,000	17,046,357
Series A, 5.00%, 2/1/2026	4,280,000	4,766,036
Series A, 5.00%, 7/1/2026	4,500,000	5,060,893
Series A, 5.00%, 8/1/2026	2,500,000	2,817,025
Series A-1, 5.00%, 2/1/2023	1,225,000	1,260,960
Series A-BIDDING GROUP 1, 5.00%, 7/1/2026	12,500,000	14,058,035
Series C, 5.00%, 7/1/2025	3,000,000	3,292,297
Series E, 5.00%, 12/1/2026	750,000	851,520
Series F, 5.00%, 1/1/2023	500,000	513,450
Series F, 5.00%, 1/1/2026	500,000	555,640

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Gwinnett County, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	$525,000	$548,040
Henry County School District, General Obligation:
4.00%, 8/1/2025	1,105,000	1,176,117
4.00%, 8/1/2026	2,500,000	2,702,970
Private Colleges & Universities Authority Revenue Series A, 5.00%, 9/1/2025	2,000,000	2,197,933
Private Colleges & Universities Authority, Revenue Series B, 5.00%, 9/1/2025	11,825,000	12,995,278
Richmond County, Board of Education, General Obligation 5.00%, 10/1/2022	525,000	534,888
		103,207,609
HAWAII — 0.8%
City & County of Honolulu, HI, General Obligation:
5.00%, 9/1/2023	1,190,000	1,234,705
5.00%, 3/1/2026	650,000	721,407
Series B, 5.00%, 3/1/2025	14,780,000	16,060,332
Series D, 5.00%, 8/1/2025	4,825,000	5,290,007
Series D, 5.00%, 9/1/2025	510,000	560,296
Series E, 5.00%, 9/1/2024 (b)	10,000,000	10,370,563
Hawaii, State General Obligation:
Series EZ, 5.00%, 10/1/2022	150,000	152,825
Series FE, 5.00%, 10/1/2022	120,000	122,260
Series FG, 5.00%, 10/1/2024	575,000	617,951
Series FK, 5.00%, 5/1/2025	1,005,000	1,095,076
Series FN-REF, 5.00%, 10/1/2024	500,000	537,348
Series FW, 5.00%, 1/1/2024	1,200,000	1,266,635
		38,029,405
ILLINOIS — 1.4%
Illinois State Toll Highway Authority Revenue:
5.00%, 1/1/2026	1,980,000	2,186,742
Series A, 5.00%, 1/1/2026	2,100,000	2,318,473
Series B, 5.00%, 1/1/2026	1,845,000	2,036,945
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	575,000	585,509
4.00%, 7/1/2026	2,100,000	2,247,203
5.00%, 1/1/2023	500,000	512,810
5.00%, 1/1/2024	7,995,000	8,416,343
5.00%, 1/1/2025	2,895,000	3,124,548
5.00%, 7/1/2025	10,250,000	11,197,917
5.00%, 1/1/2026	8,460,000	9,343,350
5.00%, 7/1/2026	4,455,000	4,975,581
Series A, 5.00%, 10/1/2025	5,500,000	6,035,232
Security Description	Principal Amount	Value
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	$2,000,000	$2,106,108
McHenry County, IL, Conservation District, General Obligation 5.00%, 2/1/2023	250,000	257,067
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Series C, 5.00%, 12/1/2024	3,075,000	3,302,126
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2027	5,000,000	5,595,830
Regional Transportation Authority Revenue:
Series A, 5.00%, 7/1/2023	2,900,000	3,015,756
Series A, 5.00%, 7/1/2025	1,500,000	1,640,202
State of Illinois Sales Tax Revenue Series C, 5.00%, 6/15/2022	180,000	181,185
		69,078,927
INDIANA — 0.5%
City of Indianapolis Department of Public Utilities Water System Revenue Series A, 5.00%, 10/1/2026	2,690,000	3,025,470
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	514,092
5.00%, 2/1/2024	1,500,000	1,585,770
5.00%, 10/1/2024	500,000	537,348
5.00%, 2/1/2025	6,785,000	7,339,810
5.00%, 10/1/2025	1,680,000	1,848,255
Series A, 5.00%, 12/1/2022	125,000	127,870
Series A, 5.00%, 6/1/2024	545,000	579,664
Series A, 5.00%, 6/1/2025	1,175,000	1,280,695
Series A, 5.00%, 2/1/2026	1,000,000	1,101,504
Series A, 5.00%, 6/1/2026	2,315,000	2,582,802
Series A, 5.00%, 2/1/2027	1,500,000	1,683,606
Purdue, IN, University Revenue Series CC, 5.00%, 7/1/2023	1,100,000	1,145,433
		23,352,319
IOWA — 0.1%
Iowa, Finance Authority Revenue 5.00%, 8/1/2026	2,375,000	2,667,770
Iowa, State Revenue:
5.00%, 6/15/2022	810,000	816,428
5.00%, 6/15/2023	2,255,000	2,344,043
5.00%, 6/15/2026	500,000	559,595
		6,387,836

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
KANSAS — 0.5%
Johnson County, Public Building Commission Revenue:
5.00%, 9/1/2022	$1,045,000	$1,061,465
5.00%, 9/1/2025	9,495,000	10,428,097
Series A, 5.00%, 9/1/2023	7,500,000	7,836,568
Johnson County, Unified School District No. 233, General Obligation:
Series B, 5.00%, 9/1/2022	1,000,000	1,015,839
Series B, 5.00%, 9/1/2023	850,000	888,995
Kansas Development Finance Authority, Revenue Series B, 5.00%, 5/1/2025	2,000,000	2,177,381
Kansas, State Department of Transportation, Highway Revenue Series A, 5.00%, 9/1/2023	2,400,000	2,508,045
		25,916,390
KENTUCKY — 0.0% (a)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	103,929
LOUISIANA — 0.8%
Louisiana ST 5.00%, 4/1/2027	3,725,000	4,222,320
Louisiana, State Gas & Fuels Tax Revenue Series B, 5.00%, 5/1/2025	1,740,000	1,890,521
Louisiana, State General Obligation Series C, 5.00%, 8/1/2023	125,000	130,301
State of Louisiana Gasoline & Fuels Tax Revenue Series A, VRN, 0.60%, 5/1/2043 (b)	10,585,000	10,503,892
State of Louisiana Revenue:
5.00%, 9/1/2025	1,500,000	1,642,216
5.00%, 9/1/2026	1,150,000	1,287,465
State of Louisiana, General Obligation:
Series A, 5.00%, 3/1/2024	7,460,000	7,891,019
Series A, 5.00%, 3/1/2025	9,830,000	10,661,180
Series A, 5.00%, 3/1/2026	1,100,000	1,219,095
		39,448,009
MAINE — 0.4%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2022	175,000	176,142
Series B, 5.00%, 6/1/2023	50,000	51,953
Series D, 5.00%, 6/1/2023	4,250,000	4,415,979
Series D, 5.00%, 6/1/2026	3,785,000	4,242,112
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	252,421
Security Description	Principal Amount	Value
State of Maine, General Obligation:
Series B, 4.00%, 6/1/2025	$1,500,000	$1,594,970
Series B, 5.00%, 6/1/2024	2,230,000	2,377,209
Series B, 5.00%, 6/1/2025	3,000,000	3,281,426
Series B, 5.00%, 6/1/2026	2,990,000	3,351,100
		19,743,312
MARYLAND — 5.9%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,312,362
Baltimore County, MD, Certificate Participation 5.00%, 3/1/2024	8,310,000	8,804,617
Baltimore County, MD, General Obligation:
5.00%, 3/1/2025	6,675,000	7,259,162
Series B, 5.00%, 10/15/2022	555,000	566,097
Baltimore, MD, State General Obligation Series B, 5.00%, 10/15/2025	2,480,000	2,737,152
County of Harford, MD, General Obligation Series B, 5.00%, 7/1/2025	8,115,000	8,900,293
Maryland, State Department of Transportation General Obligation 5.00%, 3/15/2024	1,400,000	1,483,610
Maryland, State Department of Transportation Revenue:
5.00%, 5/1/2023	8,240,000	8,535,509
5.00%, 5/1/2025	940,000	1,027,195
5.00%, 9/1/2025	500,000	551,048
5.00%, 10/1/2025	18,565,000	20,503,619
5.00%, 10/1/2026	10,090,000	11,399,197
Series B, 5.00%, 12/1/2026	17,615,000	19,974,143
Maryland, State General Obligation:
5.00%, 6/1/2024	2,500,000	2,667,776
5.00%, 8/1/2024	2,000,000	2,143,862
Series A, 5.00%, 3/15/2023	300,000	309,610
Series A, 5.00%, 8/1/2023	925,000	964,847
Series A, 5.00%, 3/15/2024	10,000,000	10,597,213
Series A, 5.00%, 8/1/2025	525,000	577,020
Series A, 5.00%, 8/1/2026	12,055,000	13,573,015
Series B, 5.00%, 8/1/2024	5,015,000	5,375,733
Series B, 5.00%, 8/1/2025	10,700,000	11,760,219
Series C, 5.00%, 8/1/2023	500,000	521,539
Series C, 5.00%, 8/1/2024	1,830,000	1,961,634
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	250,772
5.00%, 5/1/2023	1,500,000	1,553,631
Montgomery County, MD, General Obligation:
Series A, 4.00%, 8/1/2024	16,000,000	16,788,374

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2022	$1,580,000	$1,613,741
Series A, 5.00%, 11/1/2023	15,765,000	16,569,147
Series A, 5.00%, 11/1/2025	1,015,000	1,122,573
Series A, 5.00%, 8/1/2026	15,500,000	17,451,824
Series B, 4.00%, 11/1/2024	815,000	859,045
Series B, 4.00%, 11/1/2025	13,335,000	14,284,920
Series C, 5.00%, 10/1/2025	520,000	573,929
Series C, 5.00%, 10/1/2026	12,000,000	13,562,538
Prince George County, MD, General Obligation:
Series A, 5.00%, 7/15/2022	645,000	652,365
Series A, 5.00%, 7/15/2023	12,520,000	13,053,030
Series A, 5.00%, 9/15/2023	5,000,000	5,237,059
Series A, 5.00%, 7/15/2024	19,860,000	21,263,027
Series A, 5.00%, 7/15/2025	5,150,000	5,653,926
Series A, 5.00%, 9/15/2026	3,180,000	3,590,422
Series B, 4.00%, 7/15/2022	105,000	105,906
Prince George's County, MD, General Obligation Series A, 5.00%, 7/15/2025	5,350,000	5,873,496
Washington Suburban Sanitary Commission Revenue 4.00%, 6/1/2025	565,000	600,951
Washington, MD, Suburban Sanitary Commission, Revenue 5.00%, 6/1/2023	3,000,000	3,116,809
		288,283,957
MASSACHUSETTS — 4.5%
Boston, MA, General Obligation:
Series A, 5.00%, 5/1/2023	3,000,000	3,109,224
Series A, 5.00%, 11/1/2023	4,655,000	4,895,426
Series A, 5.00%, 11/1/2024	7,475,000	8,071,987
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2024	1,505,000	1,561,077
Series A, 5.00%, 6/15/2025	860,000	917,179
Commonwealth of Massachusetts, General Obligation:
Series A, 5.00%, 1/1/2024	3,675,000	3,877,770
Series A, 5.00%, 7/1/2025	1,000,000	1,096,109
Series A, 5.00%, 9/1/2026	26,445,000	29,796,034
Series B, 5.00%, 7/1/2023	2,250,000	2,342,646
Series B, 5.00%, 7/1/2024	5,555,000	5,934,871
Series B, 5.00%, 11/1/2024	10,000,000	10,777,658
Series B, 5.00%, 7/1/2025	2,300,000	2,521,051
Series B, 5.00%, 11/1/2025	8,500,000	9,394,651
Series B, 5.00%, 7/1/2026	5,595,000	6,280,234
Series C, 5.00%, 2/1/2023	6,725,000	6,921,290
Series C, 5.00%, 10/1/2026	500,000	564,417
Series D, 5.00%, 7/1/2026	2,055,000	2,306,681
Series E, 3.00%, 12/1/2023	8,000,000	8,163,261
Series E, 5.00%, 11/1/2023	5,720,000	6,009,937
Security Description	Principal Amount	Value
Series E, 5.00%, 11/1/2024	$10,825,000	$11,666,815
Series E, 5.00%, 11/1/2025	3,805,000	4,205,488
Series E, 5.00%, 11/1/2026	4,015,000	4,540,596
Massachusetts, Bay Transportation Authority, Revenue:
Series A, 5.00%, 10/15/2025	6,900,000	7,622,923
Series B, ETM, 5.00%, 8/1/2025	2,310,000	2,537,203
Series C-GREE, ETM, 5.00%, 8/1/2023	200,000	208,400
Series C-GREEN, 5.00%, 8/1/2023	690,000	719,909
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
4.00%, 5/1/2025	20,000,000	21,198,826
5.00%, 7/1/2024	2,500,000	2,669,250
5.00%, 7/1/2025	2,500,000	2,736,144
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2026	935,000	1,053,153
Series 20, 5.00%, 2/1/2025	1,300,000	1,411,158
Series 21-GREEN BOND, 5.00%, 8/1/2025	510,000	560,534
Massachusetts, State Development Finance Agency Revenue Series A, 5.00%, 7/15/2022	555,000	561,210
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2024	3,500,000	3,630,412
Series A, 5.00%, 6/15/2023	980,000	986,517
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2035	2,510,000	2,654,639
Series A, 5.00%, 2/15/2036	1,300,000	1,374,913
Series A, 5.00%, 2/15/2037	2,300,000	2,432,538
Series A, 5.00%, 2/15/2049	1,300,000	1,443,437
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2024	2,865,000	3,053,498
Series A, 5.00%, 6/1/2023	2,780,000	2,885,955
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2025	4,010,000	4,404,613
Series C-GREEN BOND, 5.00%, 8/1/2024	4,820,000	5,161,004
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2024	500,000	527,145
Series A, 5.00%, 1/1/2039 (b)	3,725,000	3,813,440
Series C, 5.00%, 1/1/2024	2,205,000	2,323,932

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
University of Massachusetts Building Authority Revenue:
Series 2019-1, 5.00%, 5/1/2025	$500,000	$544,970
Series 2019-1, 5.00%, 5/1/2026	4,190,000	4,676,594
Series 2021-1-SENIOR, 5.00%, 11/1/2025	4,000,000	4,413,721
		220,560,440
MICHIGAN — 0.6%
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2025	3,000,000	3,267,946
Michigan, State Building Authority Revenue:
5.00%, 4/15/2025	2,000,000	2,178,698
5.00%, 4/15/2026	1,000,000	1,116,244
Series I-A, 5.00%, 10/15/2022	200,000	203,923
Michigan, State Finance Authority Revenue:
5.00%, 4/15/2024	2,500,000	2,654,357
Series I, 5.00%, 4/15/2022	50,000	50,062
Series I, 5.00%, 4/15/2023	150,000	155,099
State of Michigan Trunk Line Revenue:
5.00%, 11/15/2025	1,290,000	1,426,650
Series A, 5.00%, 11/15/2024	1,000,000	1,078,569
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2023	3,745,000	3,870,603
Series A, 5.00%, 4/1/2024	5,160,000	5,478,124
Series A, 5.00%, 4/1/2025	3,170,000	3,457,591
Series A, 5.00%, 4/1/2026	2,200,000	2,455,356
		27,393,222
MINNESOTA — 1.6%
City of Minneapolis MN, General Obligation 3.00%, 12/1/2025	8,740,000	9,030,780
County of Hennepin MN, General Obligation Series B, 5.00%, 12/15/2025	820,000	909,940
Minneapolis, State Paul Airports Commission Revenue Series A, 5.00%, 1/1/2025	2,685,000	2,886,717
Minnesota, State General Obligation:
2.00%, 8/1/2023	600,000	602,448
3.00%, 8/1/2026	630,000	655,989
Series A, 5.00%, 8/1/2024	600,000	642,307
Series A, 5.00%, 8/1/2025	15,845,000	17,393,519
Series A, 5.00%, 8/1/2026	520,000	584,561
Series B, 5.00%, 8/1/2025	700,000	768,410
Series B, 5.00%, 9/1/2026	15,550,000	17,513,446
Series D, 5.00%, 8/1/2023	2,000,000	2,086,424
Series E, 3.00%, 8/1/2024	5,500,000	5,638,790
Security Description	Principal Amount	Value
Series E, 3.00%, 8/1/2025	$12,150,000	$12,554,893
Series E, 5.00%, 10/1/2023	3,685,000	3,861,634
University of Minnesota, Revenue:
Series B, 5.00%, 12/1/2023	500,000	527,065
Series B, 5.00%, 12/1/2024	580,000	625,810
		76,282,733
MISSOURI — 0.5%
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	178,382
Metropolitan State Louis Sewer District, Revenue:
Series A, 5.00%, 5/1/2025	850,000	928,047
Series A, 5.00%, 5/1/2026	1,065,000	1,190,895
Missouri Highway & Transportation Commission Revenue 5.00%, 11/1/2026	10,465,000	11,790,996
Missouri, State Board of Public Buildings Revenue Series B, 5.00%, 10/1/2025	10,760,000	11,807,109
		25,895,429
NEBRASKA — 0.1%
Omaha, NE, Metropolitan Utilities District Revenue 5.00%, 12/1/2022	200,000	204,819
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	5,500,000	5,734,874
Series A, 4.00%, 7/15/2024	1,125,000	1,178,433
		7,118,126
NEVADA — 0.9%
Clark County, NV, General Obligation:
5.00%, 6/1/2022	120,000	120,781
5.00%, 6/1/2024	2,900,000	3,084,449
Series A, 5.00%, 11/1/2023	260,000	273,054
Series B, 5.00%, 12/1/2025	1,150,000	1,268,913
County of Clark NV Revenue 5.00%, 7/1/2025	14,950,000	16,332,572
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2024	600,000	639,476
Series B, 5.00%, 6/1/2024	3,755,000	4,002,055
Series B, 5.00%, 6/1/2025	500,000	546,583
Series C, 5.00%, 6/1/2026	14,340,000	16,035,302
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	1,000,000	1,064,057
		43,367,242

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
NEW JERSEY — 0.2%
County of Union NJ,General Obligation:
Series A & B, 3.00%, 3/1/2025	$500,000	$514,304
Series A & B, 3.00%, 3/1/2026	4,165,000	4,293,238
Hudson County, Improvement Authority Revenue:
4.00%, 10/1/2024	650,000	682,325
4.00%, 10/1/2025	535,000	570,071
New Jersey Educational Facilities Authority Revenue Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2025	600,000	657,467
New Jersey, Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2023	2,135,000	2,223,450
Series B, 5.00%, 7/1/2025	1,535,000	1,682,020
		10,622,875
NEW MEXICO — 1.1%
New Mexico, State Finance Authority Revenue:
5.00%, 6/1/2026	1,765,000	1,973,662
Series A, 5.00%, 6/15/2023	5,000,000	5,195,005
Series A, 5.00%, 6/15/2024	3,800,000	4,054,192
Series A, 5.00%, 6/15/2025	3,600,000	3,939,219
Series A, 5.00%, 6/15/2026	3,400,000	3,805,245
Series D, 5.00%, 6/1/2022	250,000	251,547
New Mexico, State General Obligation Series B, 5.00%, 3/1/2025	500,000	543,313
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2025	9,635,000	10,541,919
Series A, 5.00%, 7/1/2026	15,000,000	16,804,611
Series B, 4.00%, 7/1/2022	335,000	337,439
Series B, 4.00%, 7/1/2023	965,000	992,806
State of New Mexico, General Obligation:
5.00%, 3/1/2023	2,395,000	2,469,844
5.00%, 3/1/2026	5,000,000	5,569,198
		56,478,000
NEW YORK — 15.8%
Albany County, NY, General Obligation 5.00%, 4/1/2023	500,000	516,568
Erie County Industrial Development Agency Revenue 5.00%, 5/1/2026	1,000,000	1,115,717
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 2/1/2023	20,000,000	20,485,928
Security Description	Principal Amount	Value
Series B-1-SUB-REMK 3/18/2021, 3.00%, 11/1/2022	$500,000	$504,362
Monroe County, NY, Industrial Development Agency Revenue:
5.00%, 5/1/2023	4,350,000	4,503,633
Series 2018, 5.00%, 5/1/2022	500,000	501,529
Monroe County, NY, Industrial Development Corp. Revenue:
5.00%, 7/1/2024	3,100,000	3,297,895
5.00%, 7/1/2025	1,000,000	1,088,865
Series A, 5.00%, 7/1/2023	500,000	520,588
Series A, 5.00%, 7/1/2024	685,000	728,728
Series B, 5.00%, 7/1/2023	600,000	624,706
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
4.00%, 6/15/2024	6,240,000	6,515,494
5.00%, 6/15/2024	615,000	655,316
5.00%, 6/15/2026	49,360,000	55,059,826
5.00%, 6/15/2027	1,750,000	1,931,395
Series DD-2, 5.00%, 6/15/2025	3,150,000	3,324,408
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	160,000	161,804
Series S-1, 5.00%, 7/15/2025	530,000	581,176
Series S-3-SUBSER, 5.00%, 7/15/2024	570,000	608,155
Series S-4A, 5.00%, 7/15/2025	3,110,000	3,395,629
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
ETM, 5.00%, 7/15/2023	1,030,000	1,072,537
Series S-, 5.00%, 7/15/2022	40,000	40,445
Series S-1, 5.00%, 7/15/2022	200,000	202,209
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	625,000	638,493
5.00%, 11/1/2024	14,915,000	16,024,170
5.00%, 11/1/2025	15,795,000	17,365,543
Series 1-REMK, 5.00%, 11/1/2026	5,000,000	5,598,738
Series 1-REMK 1/9/20, 5.00%, 11/1/2022	1,000,000	1,021,589
Series 21-A-RE, 5.00%, 11/1/2022	1,750,000	1,787,781
Series A, 5.00%, 8/1/2023	4,300,000	4,488,125
Series A-1, 5.00%, 8/1/2022	100,000	101,289
Series A-1, 5.00%, 8/1/2023	6,870,000	7,170,563
Series A-1, 5.00%, 8/1/2024	1,000,000	1,067,679
Series A-1, 5.00%, 11/1/2026	4,000,000	4,478,991

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 11/1/2022	$350,000	$357,556
Series C, 5.00%, 11/1/2025	500,000	549,716
Series C-1, 5.00%, 5/1/2023	16,000,000	16,580,784
Series D-S, 5.00%, 11/1/2024	10,000,000	10,743,661
Series D-S, 5.00%, 11/1/2025	1,500,000	1,649,149
New York, NY, Dormitory Authority Revenue:
Series A, 5.00%, 7/1/2023	740,000	770,657
Series A, 5.00%, 10/1/2023	8,785,000	9,195,464
Series A, 5.00%, 7/1/2024	1,380,000	1,471,949
Series A, 5.00%, 10/1/2024	1,575,000	1,683,110
Series B, 5.00%, 10/1/2024	600,000	641,336
New York, NY, Dormitory Authority, Income Tax Authority, Revenue:
5.00%, 2/15/2026	6,590,000	7,296,000
Series A, 5.00%, 3/15/2025	2,500,000	2,710,967
Series B, 5.00%, 2/15/2026	6,480,000	7,174,215
Series D, 5.00%, 2/15/2025	1,085,000	1,174,190
Series D, 5.00%, 2/15/2026	10,715,000	11,862,919
New York, NY, Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 7/1/2022	655,000	661,408
Series A, 5.00%, 3/15/2024	7,000,000	7,420,880
Series D, 5.00%, 2/15/2024	9,680,000	10,239,406
Series D, 5.00%, 2/15/2026	11,815,000	13,080,765
New York, NY, Dormitory Authority, Revenue:
5.00%, 10/1/2022 (c)	700,000	712,835
ETM, 5.00%, 2/15/2023	125,000	128,782
5.00%, 2/15/2024	9,500,000	10,051,029
5.00%, 10/1/2024	1,060,000	1,133,026
5.00%, 10/1/2025 (c)	1,200,000	1,320,182
Series A, 5.00%, 9/15/2024	10,000,000	10,719,617
Series A, 5.00%, 7/1/2025	660,000	722,342
Series A, 5.00%, 9/15/2025	9,000,000	9,878,040
Series A, 5.00%, 3/15/2026	11,695,000	12,991,108
Series B, ETM, 5.00%, 2/15/2023	1,500,000	1,545,327
Series E, 5.00%, 3/15/2027	32,950,000	37,300,748
New York, NY, Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2023	3,975,000	4,102,711
Series A, 5.00%, 9/15/2023	2,500,000	2,616,693
Series A, 5.00%, 3/15/2025	500,000	543,241
Series C, 5.00%, 3/15/2023	930,000	959,880
Series C, 5.00%, 3/15/2025	4,780,000	5,193,386
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	3,773,312
New York, NY, Environmental Facilities Corp., Authority, Revenue:
5.00%, 6/15/2026	1,000,000	1,119,618
Series A, 5.00%, 6/15/2026	5,615,000	6,286,654
Security Description	Principal Amount	Value
New York, NY, Environmental Facilities Corp., Revenue:
5.00%, 6/15/2023	$500,000	$519,926
5.00%, 6/15/2024	585,000	623,871
5.00%, 6/15/2026	3,945,000	4,416,892
Series 2017A, 5.00%, 6/15/2023	540,000	561,520
Series A, 5.00%, 6/15/2023	3,655,000	3,800,658
Series A, 5.00%, 6/15/2024	1,400,000	1,493,025
Series A, 5.00%, 6/15/2025	2,590,000	2,832,363
Series B-SUB, 5.00%, 6/15/2026	720,000	806,125
New York, NY, General Obligation:
4.00%, 3/1/2025	900,000	949,748
Series A, 5.00%, 8/1/2023	17,615,000	18,383,287
Series A, 5.00%, 2/15/2024	500,000	529,083
Series A, 5.00%, 8/1/2024	1,105,000	1,181,610
Series A, 5.00%, 8/1/2026	3,350,000	3,745,261
Series A-1, 5.00%, 8/1/2023	525,000	547,898
Series A-1, 5.00%, 8/1/2025	16,825,000	18,412,373
Series A-1, 5.00%, 8/1/2026	17,000,000	19,005,804
Series B-1, 5.00%, 10/1/2025	1,065,000	1,170,150
Series B-1, 5.00%, 11/1/2026	18,060,000	20,297,952
Series B-1, 5.00%, 8/1/2027 (d)	8,500,000	9,662,323
Series C, 5.00%, 8/1/2023	4,825,000	5,035,445
Series C, 5.00%, 8/1/2024	12,110,000	12,949,589
Series C, 5.00%, 8/1/2025	8,210,000	8,984,582
Series C, 5.00%, 8/1/2026	12,705,000	14,204,044
Series C-1, 5.00%, 8/1/2023	2,120,000	2,212,465
Series C-1, 5.00%, 8/1/2025	1,120,000	1,225,668
Series E, 5.00%, 8/1/2022	740,000	749,688
Series E, 5.00%, 8/1/2023	5,000,000	5,218,077
Series E, 5.00%, 8/1/2024	10,000,000	10,693,302
Series E, 5.00%, 8/1/2025	2,250,000	2,462,279
Series J-10-REMK 10/1, 5.00%, 8/1/2026	4,040,000	4,516,674
Series J9-REMK 12/20/16, 5.00%, 8/1/2026	2,300,000	2,571,374
Series J-SUBSER J11-REMK 12/1, 5.00%, 8/1/2026	685,000	765,822
Subseries D, 5.00%, 8/1/2038	20,000,000	20,846,214
New York, NY, Municipal Water Finance Authority Revenue:
5.00%, 6/15/2025	1,330,000	1,431,075
Series A, 5.00%, 6/15/2023	200,000	207,949
Series CC-, 5.00%, 6/15/2025	8,905,000	9,723,815
Series CC-1, 5.00%, 6/15/2026	1,000,000	1,117,052
Series DD2, 5.00%, 6/15/2024	12,000,000	12,293,886

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	$100,000	$103,428
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	184,720
New York, NY, Transitional Finance Authority Building Aid Revenue Series S-4A, 5.00%, 7/15/2026	3,555,000	3,969,109
New York, NY, Transitional Finance Authority Future Tax Secured Revenue:
5.00%, 5/1/2026	2,100,000	2,327,373
5.00%, 11/1/2026	12,200,000	13,660,922
Series A-1, 5.00%, 11/1/2025	12,725,000	13,990,284
Series B-1, 5.00%, 8/1/2026	3,000,000	3,342,136
Series D-S, 5.00%, 11/1/2026	3,375,000	3,779,148
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue 4.00%, 2/1/2023	1,485,000	1,516,220
New York, NY, Urban Development Corp., Revenue:
5.00%, 3/15/2025	9,450,000	10,236,162
5.00%, 3/15/2026	2,000,000	2,215,301
Series A, 5.00%, 3/15/2024	5,270,000	5,585,773
Series A, 5.00%, 3/15/2026	5,000,000	5,554,282
Series E, 5.00%, 3/15/2023	125,000	129,016
Series E GROUP 1, 5.00%, 3/15/2025	25,500,000	27,621,391
Series E GROUP 1, 5.00%, 3/15/2026	30,000,000	33,229,518
New York, NY, Urban Development Corp., Sales Tax Authority, Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	665,000	686,365
Port Authority of New York & New Jersey Revenue:
5.00%, 7/15/2023	725,000	754,924
5.00%, 11/15/2024	1,430,000	1,541,973
Series 222, 5.00%, 7/15/2026	3,125,000	3,503,988
Town of Brookhaven NY,General Obligation:
Series C, 5.00%, 1/15/2025	7,585,000	8,217,755
Series C, 5.00%, 1/15/2026	3,475,000	3,858,675
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A-2, VRN, 2.00%, 5/15/2045 (b)	1,100,000	1,097,923
Series B, 5.00%, 11/15/2024	510,000	549,392
Utility Debt Securitization Authority Revenue Series B, 5.00%, 6/15/2024	1,000,000	1,007,775
Security Description	Principal Amount	Value
Westchester County, NY, General Obligation:
5.00%, 10/15/2025	$8,240,000	$9,109,261
5.00%, 10/15/2026	8,655,000	9,798,493
Series D, 5.00%, 12/15/2024	600,000	649,339
		777,912,052
NORTH CAROLINA — 2.3%
City of Charlotte NC Water & Sewer System Revenue:
5.00%, 7/1/2024	9,605,000	10,270,586
5.00%, 7/1/2025	2,000,000	2,194,865
5.00%, 7/1/2026	3,735,000	4,200,541
City of Greensboro NC, General Obligation Series B, 5.00%, 10/1/2025	4,650,000	5,137,228
County of Wake NC, General Obligation Series A, 5.00%, 3/1/2025	7,950,000	8,650,459
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	7,737,834
5.00%, 3/1/2024	9,045,000	9,590,384
5.00%, 3/1/2026	1,750,000	1,949,918
Series A, 5.00%, 9/1/2023	1,255,000	1,313,472
Series A, 5.00%, 4/1/2025	4,520,000	4,930,066
Mecklenburg County, NC, Public Facilities Corp. Revenue 5.00%, 2/1/2023	4,760,000	4,897,340
North Carolina, State General Obligation:
Series A, 5.00%, 6/1/2023	15,000,000	15,582,280
Series A, 5.00%, 6/1/2025	10,000,000	10,950,978
Series B, 5.00%, 6/1/2023	1,000,000	1,038,819
North Carolina, State University at Raleigh Revenue 5.00%, 10/1/2023	1,250,000	1,310,484
State of North Carolina Revenue Series B, 5.00%, 5/1/2026	5,625,000	6,285,259
State of North Carolina, General Obligation:
Series A, 5.00%, 6/1/2026	3,000,000	3,367,414
Series B, 5.00%, 6/1/2025	625,000	684,436
Wake County, NC, General Obligation Series A, 5.00%, 3/1/2026	1,400,000	1,562,173
Wake County, NC, Revenue:
5.00%, 3/1/2025	3,250,000	3,531,534
5.00%, 3/1/2026	650,000	723,996
Series A, 5.00%, 12/1/2022	125,000	128,037
Series A, 5.00%, 8/1/2023	5,000,000	5,219,424
		111,257,527
OHIO — 2.9%
City of Cincinnati OH, General Obligation:
5.00%, 12/1/2023	2,115,000	2,227,345

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2025	$500,000	$552,632
Cleveland Department of Public Utilities Division of Water Revenue Series DD, 5.00%, 1/1/2023	665,000	682,788
Columbus, OH, General Obligation:
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,310,283
Series 2018A, 5.00%, 4/1/2024	6,050,000	6,425,443
Series A, 3.00%, 8/15/2023	795,000	809,327
Series A, 5.00%, 4/1/2024	1,850,000	1,964,805
Series A, 5.00%, 4/1/2026	9,000,000	10,026,311
County of Cuyahoga OH Revenue Series D, 5.00%, 12/1/2025	10,000,000	11,015,448
Gahanna-Jefferson City School District, General Obligation 2.00%, 12/1/2023 (c)	2,015,000	2,019,065
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	102,416
Miami University, OH, Revenue:
5.00%, 9/1/2022	500,000	508,065
5.00%, 9/1/2025	3,020,000	3,319,927
Ohio, State General Obligation:
ETM, 5.00%, 8/1/2025	5,000,000	5,481,852
Series A, 5.00%, 9/1/2023	325,000	339,817
Series A, 5.00%, 3/15/2025	1,000,000	1,060,126
Series A, 5.00%, 6/15/2025	2,995,000	3,273,311
Series A, 5.00%, 5/1/2026	3,125,000	3,487,913
Series A, 5.00%, 6/15/2026	2,820,000	3,156,115
Series B, 5.00%, 8/1/2023	130,000	135,618
Series B, 5.00%, 9/15/2024	2,500,000	2,684,875
Series B, 5.00%, 9/15/2025	650,000	714,781
Series B, 5.00%, 9/15/2026	1,000,000	1,125,429
Series S, 5.00%, 5/1/2023	105,000	108,800
Series T, 5.00%, 11/1/2025	7,825,000	8,645,750
Series V, 5.00%, 5/1/2023	5,725,000	5,932,187
Ohio, State Infrastructure Project Revenue:
5.00%, 10/1/2024	2,600,000	2,792,237
Series 1-GARVEE, 5.00%, 12/15/2025	1,885,000	2,081,805
Series 2016-1, 5.00%, 12/15/2023	1,335,000	1,407,532
Series 2019-1, 5.00%, 12/15/2023	2,500,000	2,635,828
Series 2019-1, 5.00%, 12/15/2025	655,000	723,386
Series B, 5.00%, 10/1/2025	2,550,000	2,802,672
Ohio, State University Revenue:
5.00%, 12/1/2025	6,000,000	6,622,647
5.00%, 12/1/2026	2,600,000	2,932,148
Series A, 5.00%, 12/1/2022	750,000	768,271
Series A, 5.00%, 12/1/2024	7,000,000	7,549,097
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2025	$2,500,000	$2,759,436
Ohio, State Water Development Authority Revenue:
5.00%, 12/1/2023	6,500,000	6,840,888
5.00%, 6/1/2024	500,000	532,568
Series A, 5.00%, 12/1/2025	1,175,000	1,298,685
Series A, 5.00%, 6/1/2026	3,960,000	4,428,159
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 12/1/2023	300,000	315,733
Series B, 5.00%, 6/1/2024	3,925,000	4,180,658
Series B, 5.00%, 12/1/2024	6,675,000	7,202,210
Series B, 5.00%, 12/1/2025	1,480,000	1,635,791
Ohio, Water Development Authority Revenue 5.00%, 6/1/2023	700,000	726,844
State of Ohio Department of Transportation Revenue Series 2019-1, 5.00%, 12/15/2024	2,000,000	2,158,973
State of Ohio Revenue Series 1-A, 5.00%, 12/15/2026	1,000,000	1,129,143
		144,635,140
OKLAHOMA — 0.7%
Canadian County Educational Facilities Authority Revenue 5.00%, 9/1/2026	770,000	864,111
City of Tulsa OK, General Obligation:
5.00%, 3/1/2023	500,000	515,119
5.00%, 3/1/2025	2,950,000	3,202,927
Oklahoma Capitol Improvement Authority Revenue 5.00%, 7/1/2023	500,000	520,525
Oklahoma County, Independent School District, General Obligation:
Series A, 0.05%, 7/1/2022	500,000	498,878
Series A, 2.50%, 7/1/2023	14,100,000	14,245,750
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series 2020A, 5.00%, 7/1/2025	3,900,000	4,255,538
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	630,000	641,844
Series D, 5.00%, 1/1/2024	505,000	532,238
Oklahoma, State University, Revenue:
Series A, 5.00%, 1/1/2025	2,000,000	2,161,924
Series A, 5.00%, 9/1/2025	800,000	879,451
Series A, 5.00%, 1/1/2026	4,250,000	4,706,704

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	$160,000	$162,527
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2022	225,000	225,752
5.00%, 6/1/2024	500,000	532,130
		33,945,418
OREGON — 0.9%
City of Portland OR Sewer System Revenue Series A, 5.00%, 3/1/2023	600,000	618,474
Multnomah County School District No 1, General Obligation:
5.00%, 6/15/2023	2,500,000	2,600,237
5.00%, 6/15/2025	2,230,000	2,440,854
Oregon, State General Obligation:
5.00%, 5/1/2026	6,745,000	7,528,312
Series A, 5.00%, 5/1/2024	11,000,000	11,697,672
Series A, 5.00%, 5/1/2025	770,000	839,496
Series A, 5.00%, 5/1/2026	2,715,000	3,030,299
Portland, OR, Sewer System Revenue Series A, 5.00%, 5/1/2023	6,470,000	6,700,622
Salem-Keizer School District No 24J, General Obligation 5.00%, 6/15/2025	705,000	771,660
State of Oregon Department of Transportation Revenue Series A, 5.00%, 11/15/2026	9,100,000	10,291,405
		46,519,031
PENNSYLVANIA — 1.7%
Commonwealth of Pennsylvania, General Obligation:
5.00%, 1/1/2025	4,000,000	4,322,734
5.00%, 5/15/2025	9,245,000	10,083,311
5.00%, 7/15/2025	7,000,000	7,666,223
5.00%, 5/15/2026	10,035,000	11,197,531
5.00%, 5/15/2027	3,300,000	3,759,516
5.00%, 1/1/2024	605,000	638,595
Series 2016, 5.00%, 9/15/2023	615,000	644,158
Series 2018A, 5.00%, 3/1/2024	21,500,000	22,788,037
Series 2020, 5.00%, 5/1/2025	16,950,000	18,469,196
Series 2020, 5.00%, 5/1/2026	1,500,000	1,672,331
Series D, 5.00%, 8/15/2022	200,000	202,937
Series REF, 5.00%, 1/15/2024	2,260,000	2,387,819
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2023	500,000	526,644
Security Description	Principal Amount	Value
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	$275,000	$285,525
Port, PN, Authority of Allegheny County Revenue 5.00%, 3/1/2024	1,000,000	1,055,073
		85,699,630
SOUTH CAROLINA — 0.5%
Carolina, State General Obligation:
Series A, 5.00%, 4/1/2023	650,000	672,062
Series A, 5.00%, 4/1/2024	4,985,000	5,294,353
Series A, 5.00%, 4/1/2025	13,690,000	14,923,637
County of Florence, SC, General Obligation 5.00%, 6/1/2023	2,000,000	2,077,637
Fort Mill School District No 4, General Obligation Series B, 5.00%, 3/1/2024	1,250,000	1,324,886
Richmond County, Board of Education, General Obligation Series A, 5.00%, 3/1/2026	1,750,000	1,950,617
		26,243,192
TENNESSEE — 0.9%
City of Knoxville, TN,General Obligation 5.00%, 5/1/2025	8,235,000	8,988,555
City of Memphis TN, General Obligation 5.00%, 5/1/2024	5,000,000	5,317,123
Hamilton, TN, General Obligation:
Series A, 5.00%, 4/1/2023	4,350,000	4,498,956
Series A, 5.00%, 4/1/2025	1,880,000	2,048,265
Nashville & Davidson County, TN, Metropolitan Government General Obligation Series C, 5.00%, 1/1/2024	1,000,000	1,053,760
Nashville & Davidson County, TN, Metropolitan Government Revenue:
Series A, 5.00%, 7/1/2025	2,000,000	2,188,915
Series A, 5.00%, 7/1/2026	1,500,000	1,681,110
Series B, 5.00%, 5/15/2023	1,200,000	1,243,750
Series B, 5.00%, 7/1/2023	750,000	780,126
Series B, 5.00%, 7/1/2025	1,000,000	1,094,458
Shelby Country, TN, General Obligation Series B, 5.00%, 4/1/2026	3,855,000	4,297,741
Tennessee, State General Obligation:
Series A, 5.00%, 2/1/2023	4,970,000	5,115,481
Series A, 5.00%, 2/1/2026	3,405,000	3,791,671
		42,099,911

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TEXAS — 9.0%
Aldine Independent School District, General Obligation 5.00%, 2/15/2025	$575,000	$623,605
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2026	500,000	562,408
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024	5,910,000	6,328,119
5.00%, 8/1/2025	4,275,000	4,687,001
5.00%, 8/1/2026	1,250,000	1,402,435
Series 2019, 5.00%, 8/1/2023	660,000	688,964
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2023	500,000	514,884
5.00%, 2/15/2024	1,325,000	1,402,069
5.00%, 2/15/2025	2,015,000	2,187,091
5.00%, 2/15/2026	8,495,000	9,445,176
Board of Regents of the University of Texas System Revenue Series H, 5.00%, 8/15/2025	2,300,000	2,524,067
Brazosport Independent School District, General Obligation:
5.00%, 2/15/2023	530,000	546,056
5.00%, 2/15/2025	6,500,000	7,039,987
City of Austin TX Water & Wastewater System Revenue:
ETM, 5.00%, 11/15/2022	1,145,000	1,170,837
ETM, 5.00%, 11/15/2023	3,315,000	3,483,069
Series A, 5.00%, 11/15/2022	500,000	511,348
City of Austin TX, General Obligation 5.00%, 9/1/2026	9,105,000	10,250,557
City of Conroe, Independent School District, General Obligation:
5.00%, 2/15/2026	2,475,000	2,748,906
Series A, 5.00%, 2/15/2025	2,000,000	2,168,478
Series A, 5.00%, 2/15/2026	2,400,000	2,665,606
City of Fort Worth TX, General Obligation:
5.00%, 3/1/2024	9,390,000	9,923,451
5.00%, 3/1/2025	9,630,000	10,435,737
City of Houston TX, General Obligation Series A, 5.00%, 3/1/2026	3,500,000	3,876,162
Collin County, TX, Community College District, General Obligation:
5.00%, 8/15/2023	8,955,000	9,354,374
Series A, 5.00%, 8/15/2024	3,000,000	3,214,819
Series A, 5.00%, 8/15/2025	3,990,000	4,384,177
Series A, 5.00%, 8/15/2026	750,000	843,519
Security Description	Principal Amount	Value
Comal Independent School District, General Obligation:
5.00%, 2/1/2025	$3,225,000	$3,488,709
5.00%, 2/1/2026	3,000,000	3,321,954
Series B, 5.00%, 2/1/2024	640,000	675,765
County of Bexar, TX, General Obligation 5.00%, 6/15/2043	500,000	560,496
County of Williamson, TX, General Obligation:
4.00%, 2/15/2026	4,250,000	4,574,613
5.00%, 2/15/2024	800,000	846,684
Cypress-Fairbanks Independent School District,General Obligation:
Series A, 5.00%, 2/15/2025	7,000,000	7,593,753
Series A, 5.00%, 2/15/2026	9,910,000	11,010,636
Dallas county, TX, General Obligation 5.00%, 8/15/2025	1,615,000	1,773,441
Dallas, TX, Area Rapid Transit Revenue:
5.00%, 12/1/2023	9,000,000	9,479,582
5.00%, 12/1/2025	1,185,000	1,308,855
Dallas, TX, General Obligation:
5.00%, 2/15/2023	3,155,000	3,250,579
5.00%, 2/15/2024	15,100,000	15,961,148
Series A, 5.00%, 2/15/2025	8,125,000	8,807,077
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2026	4,460,000	4,797,202
Series B, 5.00%, 2/15/2025	11,945,000	12,972,130
Denton, TX, Independent School District, General Obligation:
Zero Coupon, 8/15/2022	115,000	114,565
5.00%, 8/15/2025	1,625,000	1,783,308
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	257,882
Fort Bend, TX, Independent School District, General Obligation:
5.00%, 8/15/2024	2,250,000	2,412,196
5.00%, 8/15/2025	3,990,000	4,385,545
Series B, 0.72%, 8/1/2051 (b)	3,000,000	2,771,936
Series E, 5.00%, 2/15/2023	500,000	515,147
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2024	1,815,000	1,921,257
5.00%, 2/15/2025	1,745,000	1,891,997
Frisco, TX, General Obligation Series 2016, 5.00%, 2/15/2023	500,000	515,147
Frisco, TX, Independent School District, General Obligation 3.00%, 2/15/2026	6,100,000	6,307,636

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Harris County, Toll Road Authority Revenue:
5.00%, 8/15/2025	$2,000,000	$2,193,472
Series A, 5.00%, 8/15/2023	2,150,000	2,244,397
Series A, 5.00%, 8/15/2026	500,000	562,123
Harris County, TX, Flood Control District Revenue:
Series A, 5.00%, 10/1/2023	2,875,000	3,012,373
Series A, 5.00%, 10/1/2024	3,500,000	3,751,706
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2022	1,030,000	1,049,399
Series A, 5.00%, 10/1/2024	5,000,000	5,376,015
Series A, 5.00%, 10/1/2025	10,000,000	11,022,851
Series A, 5.00%, 10/1/2026	2,390,000	2,695,718
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue Series B, 5.00%, 11/1/2023	1,475,000	1,549,293
Hays Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2026	1,055,000	1,093,299
Houston of Harris County, TX, Port Authority General Obligation:
Series A-2, 5.00%, 10/1/2024	2,735,000	2,939,295
Series A-2, 5.00%, 10/1/2025	2,000,000	2,202,436
Houston, TX, Combined Utility System Revenue Series C, 5.00%, 11/15/2024	865,000	931,812
Houston, TX, General Obligation Series A, 5.00%, 3/1/2024	4,225,000	4,467,475
Houston, TX, Independent School District Revenue Series B, 5.00%, 11/15/2025	1,215,000	1,340,573
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2023	13,735,000	14,145,071
5.00%, 2/15/2024	4,165,000	4,405,681
5.00%, 2/15/2025	4,530,000	4,906,330
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024	1,505,000	1,590,830
Katy, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2024	2,750,000	2,908,913
Series B, 5.00%, 2/15/2025	4,260,000	4,620,100
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2022	650,000	659,330
Series A, 5.00%, 8/15/2023	1,800,000	1,879,778
Lubbock, TX, General Obligation 5.00%, 2/15/2023	1,935,000	1,993,280
Security Description	Principal Amount	Value
McKinney Independent School District, General Obligation 5.00%, 2/15/2024	$4,500,000	$4,760,039
Pasadena, TX, Independent School District, General Obligation Series B-REMK 0, 1.50%, 2/15/2044 (b)	5,700,000	5,628,304
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2025	5,830,000	6,317,720
Richardson, TX, Independent School District, General Obligation 5.00%, 2/15/2023	750,000	772,721
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2024	6,790,000	7,276,803
Series A, 5.00%, 8/1/2023	6,500,000	6,784,376
Series A, 5.00%, 8/1/2024	8,505,000	9,114,758
San Antonio Water System Revenue Series A, 2.00%, 5/15/2025	500,000	500,265
San Antonio, TX, Electric & Gas Revenue:
4.00%, 2/1/2026	1,040,000	1,107,632
5.00%, 2/1/2023	1,830,000	1,880,949
5.00%, 2/1/2024	475,000	500,140
5.00%, 2/1/2027	1,650,000	1,866,467
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (b)	33,000,000	33,464,881
Spring Branch Independent School District, General Obligation 5.00%, 2/1/2025	1,290,000	1,398,818
Texas Water Development Board Revenue:
5.00%, 10/15/2023	945,000	990,860
5.00%, 8/1/2024	1,500,000	1,605,413
5.00%, 8/1/2025	1,820,000	1,995,402
5.00%, 8/1/2026	2,700,000	3,024,503
Series A, 5.00%, 3/15/2026	1,005,000	1,116,814
Texas, State General Obligation:
5.00%, 4/1/2022	50,000	50,000
5.00%, 4/1/2024	1,000,000	1,060,237
5.00%, 10/1/2024	645,000	692,853
Series A, 5.00%, 4/1/2023	500,000	516,217
Series A, 5.00%, 10/1/2023	5,000,000	5,236,640
Series C, 5.00%, 8/1/2022	700,000	709,048
Series REF, 5.00%, 8/1/2023	500,000	521,270
Texas, State Public Finance Authority Revenue:
5.00%, 2/1/2026	1,605,000	1,779,744
Series A, 5.00%, 2/1/2023	1,500,000	1,543,531

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2024	$1,500,000	$1,583,825
Texas, State Transportation Commission, Highway Fund Revenue:
Series 2016-B-REMK, 0.43%, 4/1/2025	660,000	614,178
Series A, 5.00%, 10/1/2023	600,000	629,214
Series A, 5.00%, 10/1/2025	3,935,000	4,331,893
Texas, State University System Revenue Series A, 5.00%, 3/15/2026	1,185,000	1,316,841
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	3,910,531
5.00%, 8/1/2024	6,070,000	6,496,569
5.00%, 8/1/2025	1,000,000	1,096,375
5.00%, 10/15/2025	3,925,000	4,324,924
5.00%, 4/15/2026	4,280,000	4,763,464
Series B, 5.00%, 10/15/2023	2,000,000	2,097,059
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2022	160,000	162,026
Trinity, TX, River Authority Central Regional Wastewater System Revenue 5.00%, 8/1/2025	1,230,000	1,348,957
University of Houston, Revenue Series C, 5.00%, 2/15/2023	1,000,000	1,030,294
University of Texas, Permanent University Fund Revenue 5.00%, 7/1/2022	200,000	201,952
University of Texas, Revenue:
Series C, 5.00%, 8/15/2022	150,000	152,109
Series D, 5.00%, 8/15/2025	1,175,000	1,289,469
Series E, 5.00%, 8/15/2022	915,000	927,862
Series H, 5.00%, 8/15/2023	1,800,000	1,879,030
Wisconsin, TX, State General Obligation 5.00%, 2/15/2025	530,000	575,574
		440,772,243
UTAH — 0.9%
Alpine School District, General Obligation:
2.00%, 3/15/2025	600,000	602,137
5.00%, 3/15/2024	525,000	556,977
Central Utah Water Conservancy District Revenue Series B, 5.00%, 10/1/2024	740,000	794,339
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	234,753
Utah, State General Obligation:
5.00%, 7/1/2023	925,000	963,321
5.00%, 7/1/2025	15,275,000	16,763,281
5.00%, 7/1/2026	7,715,000	8,659,877
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2025	$13,565,000	$14,886,672
		43,461,357
VIRGINIA — 2.9%
Arlington County, VA, General Obligation Series 2017, 5.00%, 8/15/2024	1,480,000	1,585,977
County of Arlington VA, General Obligation:
5.00%, 8/15/2025	1,850,000	2,032,764
Series A, 5.00%, 8/1/2025	7,770,000	8,529,356
County of Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2024	10,970,000	11,854,249
Series A, 5.00%, 12/1/2025	10,995,000	12,176,990
Series B, 5.00%, 12/1/2023	1,000,000	1,053,793
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2023	5,250,000	5,428,607
Series A, 4.00%, 10/1/2025	2,815,000	3,013,291
Series A, 4.00%, 10/1/2026	5,000,000	5,439,314
Series A, 5.00%, 10/1/2022	215,000	219,049
Series A, 5.00%, 10/1/2023	700,000	734,083
Series A, 5.00%, 10/1/2025	1,335,000	1,473,929
Fairfax County, VA, Water Development Authority, Improvement Revenue 5.00%, 4/1/2022	995,000	995,000
Loudoun, VA, General Obligation Series A, 5.00%, 12/1/2023	4,675,000	4,926,482
Richmond, VA, General Obligation:
Series B, 5.00%, 7/15/2026	500,000	562,168
Series D, 5.00%, 3/1/2025	840,000	913,264
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	179,895
Virginia, College Building Authority Revenue:
5.00%, 2/1/2023	700,000	720,432
5.00%, 2/1/2026	13,955,000	15,447,163
Virginia, Public Building Authority Revenue:
Series A, 5.00%, 8/1/2025	10,500,000	11,519,042
Series B, 5.00%, 8/1/2024	8,500,000	9,093,321
Series B, 5.00%, 8/1/2026	1,500,000	1,684,245
Virginia, State Beach Development Authority, Revenue Series B, 5.00%, 8/1/2022	550,000	557,037
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2025	3,725,000	4,028,525
5.00%, 2/1/2026	5,000,000	5,530,761
Series A, 5.00%, 9/1/2022	765,000	777,180

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 9/1/2022	$440,000	$446,943
Series B, 5.00%, 2/1/2023	6,020,000	6,195,712
Series B, 5.00%, 9/1/2024	300,000	321,638
Series E, 5.00%, 2/1/2023	5,000,000	5,145,941
Series E, 5.00%, 2/1/2024	4,000,000	4,230,205
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2022	100,000	101,694
5.00%, 3/15/2023	2,300,000	2,373,233
5.00%, 9/15/2024	3,745,000	4,016,356
5.00%, 3/15/2025	6,210,000	6,739,617
Series C, 5.00%, 5/15/2023	250,000	259,171
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	775,000	780,040
Series B, 5.00%, 6/1/2023	535,000	555,894
Virginia, State Public Building Authority Revenue Series B, 5.00%, 8/1/2022	100,000	101,263
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	264,949
		142,008,573
WASHINGTON — 3.5%
Central Puget Sound, WA, Regional Transit Authority Revenue Series S-1, 5.00%, 11/1/2022	500,000	510,824
Chelan County Public Utility District No. 1 Revenue:
Series A, 5.00%, 7/1/2024	1,250,000	1,332,350
Series A, 5.00%, 7/1/2025	2,390,000	2,607,095
City of Seattle WA Municipal Light & Power Revenue Series B, 5.00%, 2/1/2024	2,170,000	2,294,886
County of King, WA, General Obligation:
Series A, 4.00%, 1/1/2025	2,500,000	2,640,804
Series A, 4.00%, 1/1/2026	8,250,000	8,849,877
Series A, 4.00%, 1/1/2027	7,000,000	7,630,142
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2023	9,850,000	10,259,314
Series A, 5.00%, 7/1/2026	2,200,000	2,455,182
King County, WA, School District No. 412, General Obligation Series A, 4.00%, 12/1/2026	3,645,000	3,968,338
Pierce County, School District No 10 Tacoma, General Obligation Series B, 5.00%, 12/1/2025	10,005,000	11,076,827
University of Washington, Revenue:
Series C, 5.00%, 4/1/2025	2,000,000	2,179,005
Series C, 5.00%, 4/1/2026	1,000,000	1,113,221
Security Description	Principal Amount	Value
Washington, State Certificate Participation:
5.00%, 7/1/2022	$275,000	$277,623
Series D, 5.00%, 7/1/2022	575,000	580,484
Washington, State General Obligation:
5.00%, 8/1/2025	500,000	548,187
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,485,615
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,248,754
Series A, 5.00%, 8/1/2024	12,630,000	13,520,558
Series A, 5.00%, 8/1/2025	13,275,000	14,554,371
Series B, 5.00%, 7/1/2022	500,000	504,879
Series B, 5.00%, 8/1/2025	540,000	592,042
Series C, 5.00%, 2/1/2024	11,860,000	12,533,761
Series D, 5.00%, 2/1/2023	800,000	823,418
Series D, 5.00%, 2/1/2026	515,000	571,472
Series R-2015-C, 5.00%, 7/1/2022	255,000	257,489
Series R-2017A, 5.00%, 8/1/2022	500,000	506,463
Series R-2017A, 5.00%, 8/1/2025	1,100,000	1,206,012
Series R-2017C, 5.00%, 8/1/2022	500,000	506,463
Series R-2018D, 5.00%, 8/1/2023	1,015,000	1,059,543
Series R-2020A, 5.00%, 1/1/2023	505,000	518,546
Series R-2020A, 5.00%, 1/1/2025	9,960,000	10,763,607
Series R-2020C, 5.00%, 7/1/2022	840,000	848,197
Series R-2020C, 5.00%, 7/1/2023	1,010,000	1,051,843
Series R-2020C, 5.00%, 7/1/2024	15,000,000	16,022,336
Series R-2020C, 5.00%, 7/1/2025	10,550,000	11,543,046
Series R-2021B, 5.00%, 1/1/2025	10,000,000	10,806,834
Series R-2021C, 5.00%, 8/1/2023	5,500,000	5,741,366
		170,990,774
WEST VIRGINIA — 0.2%
West Virginia, State General Obligation Series A, 5.00%, 12/1/2024	8,430,000	9,102,664
WISCONSIN — 1.5%
City of Milwaukee WI, General Obligation:
Series N3, 5.00%, 4/1/2022	760,000	760,000
Series N-4, 5.00%, 4/1/2025	10,140,000	10,921,707

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Madison, WI, General Obligation:
Series A, 2.00%, 10/1/2025	$1,000,000	$1,000,802
Series A, 4.00%, 10/1/2023	125,000	129,065
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	415,000	423,657
Series N3, 5.00%, 4/1/2024	1,665,000	1,754,911
Series N4, 5.00%, 4/1/2022	110,000	110,000
State of Wisconsin, General Obligation:
Series 2, 5.00%, 11/1/2026	2,770,000	3,141,701
Series 2021-2, 5.00%, 5/1/2025	4,240,000	4,634,636
Wisconsin, State Revenue:
Series A, 5.00%, 5/1/2023	8,500,000	8,809,469
Series A, 5.00%, 5/1/2024	6,000,000	6,374,230
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2026	2,615,000	2,930,735
Series 2, 5.00%, 7/1/2022	65,000	65,634
Series 2, 5.00%, 7/1/2026	1,000,000	1,120,740
Wisconsin, State Environmental Improvement Fund Revenue Series A, 5.00%, 6/1/2024	730,000	778,350
Wisconsin, State General Obligation:
Series 1, 5.00%, 11/1/2023	2,500,000	2,627,521
Series 1, 5.00%, 11/1/2024	1,500,000	1,617,435
Series 2, 5.00%, 11/1/2023	13,745,000	14,446,111
Series A, 5.00%, 5/1/2022	125,000	125,392
Series A, 5.00%, 5/1/2023	185,000	185,577
Series A, 5.00%, 5/1/2024	505,000	537,349
Series A, 5.00%, 5/1/2025	3,850,000	4,208,336
Series A, 5.00%, 5/1/2026	3,060,000	3,331,393
Series B, 5.00%, 5/1/2025	2,000,000	2,186,149
Series B, 5.00%, 5/1/2030	1,555,000	1,610,936
		73,831,836
TOTAL MUNICIPAL BONDS & NOTES (Cost $5,027,939,182)		4,854,495,779

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (e) (f) (Cost $30,927,876)	30,927,876	$30,927,876
TOTAL INVESTMENTS — 99.2% (Cost $5,058,867,058)		4,885,423,655
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		41,134,341
NET ASSETS — 100.0%		$4,926,557,996
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	0.0%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2022.
ETM	Escrowed to Maturity
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,854,495,779	$—	$4,854,495,779
Short-Term Investment	30,927,876	—	—	30,927,876
TOTAL INVESTMENTS	$30,927,876	$4,854,495,779	$—	$4,885,423,655
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	44,558,201	$44,558,201	$889,655,724	$903,286,049	$—	$—	30,927,876	$30,927,876	$158,275,670
See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.3%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$200,000	$181,048
3.38%, 3/1/2041	302,000	269,665
Omnicom Group, Inc. 2.45%, 4/30/2030	172,000	159,392
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	529,000	536,157
3.65%, 11/1/2024	331,000	334,926
WPP Finance 2010 3.75%, 9/19/2024	191,000	193,145
		1,674,333
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.43%, 2/4/2024	335,000	324,109
1.95%, 2/1/2024	246,000	240,859
2.20%, 2/4/2026	1,341,000	1,268,787
2.25%, 6/15/2026	260,000	245,190
2.70%, 2/1/2027	244,000	234,338
2.75%, 2/1/2026	357,000	346,479
2.80%, 3/1/2024 (b)	147,000	146,243
2.85%, 10/30/2024	100,000	98,637
3.10%, 5/1/2026	285,000	279,727
3.20%, 3/1/2029	234,000	223,344
3.25%, 2/1/2028	400,000	386,328
3.25%, 2/1/2035	137,000	122,544
3.45%, 11/1/2028	225,000	217,582
3.60%, 5/1/2034	421,000	393,424
3.63%, 2/1/2031	405,000	394,130
3.63%, 3/1/2048	265,000	226,469
3.83%, 3/1/2059	250,000	208,853
3.85%, 11/1/2048	232,000	203,578
4.51%, 5/1/2023	820,000	834,014
4.88%, 5/1/2025	902,000	931,477
5.04%, 5/1/2027 (b)	775,000	815,191
5.15%, 5/1/2030	1,089,000	1,159,850
5.71%, 5/1/2040	656,000	734,792
5.81%, 5/1/2050	1,206,000	1,391,712
5.88%, 2/15/2040	235,000	263,092
5.93%, 5/1/2060	1,355,000	1,568,507
6.13%, 2/15/2033	515,000	583,933
6.88%, 3/15/2039	465,000	577,502
General Dynamics Corp.:
1.88%, 8/15/2023	200,000	198,898
2.13%, 8/15/2026 (b)	121,000	116,973
2.38%, 11/15/2024	125,000	124,113
3.38%, 5/15/2023	332,000	335,901
3.50%, 5/15/2025	309,000	314,627
3.63%, 4/1/2030 (b)	245,000	252,784
3.75%, 5/15/2028	415,000	426,807
4.25%, 4/1/2040	811,000	883,479
Security Description	Principal Amount	Value
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	$180,000	$156,589
3.85%, 6/15/2023	178,000	180,417
3.85%, 12/15/2026	345,000	351,055
3.95%, 5/28/2024	124,000	125,938
4.40%, 6/15/2028	492,000	511,675
5.05%, 4/27/2045	220,000	250,527
6.15%, 12/15/2040	168,000	210,590
Lockheed Martin Corp.:
1.85%, 6/15/2030 (b)	640,000	581,408
2.80%, 6/15/2050 (b)	195,000	171,138
2.90%, 3/1/2025	372,000	373,592
3.55%, 1/15/2026	295,000	302,319
3.60%, 3/1/2035	220,000	222,171
3.80%, 3/1/2045	581,000	594,468
4.07%, 12/15/2042	300,000	318,375
4.70%, 5/15/2046	402,000	465,170
Northrop Grumman Corp.:
2.93%, 1/15/2025	430,000	429,484
3.20%, 2/1/2027	257,000	257,792
3.25%, 8/1/2023	319,000	322,388
3.25%, 1/15/2028	259,000	259,080
3.85%, 4/15/2045	400,000	400,992
4.40%, 5/1/2030	495,000	530,828
4.75%, 6/1/2043	254,000	286,245
5.05%, 11/15/2040	192,000	222,459
5.15%, 5/1/2040	60,000	69,941
5.25%, 5/1/2050	512,000	640,026
Raytheon Technologies Corp.:
1.90%, 9/1/2031	255,000	225,953
2.25%, 7/1/2030	817,000	757,122
2.38%, 3/15/2032	1,365,000	1,255,623
2.82%, 9/1/2051	405,000	342,010
3.03%, 3/15/2052	680,000	598,720
3.13%, 7/1/2050	269,000	241,987
3.50%, 3/15/2027	385,000	390,744
3.75%, 11/1/2046	441,000	436,034
3.95%, 8/16/2025	667,000	688,337
4.05%, 5/4/2047	196,000	202,049
4.13%, 11/16/2028	129,000	134,863
4.15%, 5/15/2045	200,000	206,240
4.35%, 4/15/2047	330,000	354,641
4.45%, 11/16/2038	580,000	629,387
4.50%, 6/1/2042	818,000	900,463
4.63%, 11/16/2048	303,000	342,063
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	250,000	245,460
0.95%, 4/1/2024	200,000	192,102
1.60%, 4/1/2026	250,000	233,242
2.25%, 4/1/2028	250,000	231,925
2.75%, 4/1/2031	240,000	222,367
		34,140,272
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.35%, 5/6/2025	400,000	388,556

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.45%, 2/4/2032	$724,000	$629,511
3.40%, 5/6/2030 (b)	193,000	185,797
3.40%, 2/4/2041	515,000	420,235
3.88%, 9/16/2046	16,000	13,565
4.00%, 2/4/2061 (b)	258,000	216,545
4.25%, 8/9/2042	250,000	225,440
4.40%, 2/14/2026	362,000	374,735
4.45%, 5/6/2050	210,000	190,745
4.50%, 5/2/2043	508,000	468,213
4.80%, 2/14/2029	831,000	872,708
5.38%, 1/31/2044	444,000	461,205
5.95%, 2/14/2049	761,000	828,052
6.20%, 2/14/2059	1,000	1,112
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	460,000	452,005
2.70%, 9/15/2051 (b)	625,000	554,200
2.90%, 3/1/2032	225,000	220,178
BAT Capital Corp.:
2.26%, 3/25/2028	279,000	250,827
2.73%, 3/25/2031	844,000	744,627
2.79%, 9/6/2024	184,000	181,694
3.22%, 8/15/2024	350,000	349,888
3.22%, 9/6/2026	266,000	258,156
3.46%, 9/6/2029	267,000	251,477
3.73%, 9/25/2040	350,000	287,255
3.98%, 9/25/2050	240,000	195,854
4.39%, 8/15/2037	757,000	704,479
4.54%, 8/15/2047	547,000	488,285
4.70%, 4/2/2027	1,006,000	1,030,727
4.76%, 9/6/2049	422,000	386,932
5.28%, 4/2/2050	325,000	321,318
BAT International Finance PLC 1.67%, 3/25/2026	500,000	459,620
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	143,000	135,427
3.25%, 8/15/2026	217,000	215,906
3.75%, 9/25/2027	238,000	239,445
Philip Morris International, Inc.:
0.88%, 5/1/2026	200,000	182,716
1.13%, 5/1/2023	109,000	107,659
1.50%, 5/1/2025	207,000	197,615
1.75%, 11/1/2030	100,000	86,709
2.10%, 5/1/2030	370,000	333,148
2.13%, 5/10/2023	354,000	353,002
2.75%, 2/25/2026 (b)	340,000	336,671
2.88%, 5/1/2024	106,000	106,283
3.13%, 3/2/2028	265,000	261,102
3.38%, 8/11/2025	515,000	518,662
3.38%, 8/15/2029 (b)	349,000	347,402
3.60%, 11/15/2023	775,000	788,562
4.13%, 3/4/2043	249,000	236,909
4.38%, 11/15/2041	250,000	248,088
4.88%, 11/15/2043	340,000	357,391
Security Description	Principal Amount	Value
Reynolds American, Inc.:
4.45%, 6/12/2025	$587,000	$599,280
5.85%, 8/15/2045	596,000	609,219
6.15%, 9/15/2043	475,000	503,315
		19,178,452
AIRLINES — 0.1%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	142,442	137,297
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	95,218	91,448
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	282,101	264,647
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	196,817	184,148
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	80,242	75,528
American Airlines 2021-1 Class A Pass Through Trust Series A, Class A, 2.88%, 1/11/2036	200,000	179,198
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	25,250	25,208
Delta Air Lines 2019-1 Class AA Pass Through Trust Series AA, 3.20%, 10/25/2025	118,000	117,817
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	150,917	139,224
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	289,715	287,956
Southwest Airlines Co.:
2.63%, 2/10/2030	272,000	250,270
3.00%, 11/15/2026 (b)	105,000	103,083
4.75%, 5/4/2023	487,000	497,928
5.13%, 6/15/2027	410,000	438,323
5.25%, 5/4/2025	195,000	204,649
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	239,509	233,900

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	$58,164	$58,098
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	78,504	78,836
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	405,361	397,874
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	274,519	265,081
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	37,525	36,271
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	95,560	96,020
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	294,707	268,929
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	103,680	101,752
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	511,041	523,158
		5,056,643
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	541,000	541,574
2.38%, 11/1/2026	540,000	529,708
2.75%, 3/27/2027	175,000	174,232
2.85%, 3/27/2030 (b)	348,000	343,549
3.25%, 3/27/2040	354,000	344,116
3.38%, 3/27/2050	203,000	201,609
3.63%, 5/1/2043	105,000	105,832
3.88%, 11/1/2045	117,000	122,387
PVH Corp. 4.63%, 7/10/2025	315,000	321,246
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	457,000	440,845
3.75%, 9/15/2025 (b)	189,000	193,237
Tapestry, Inc. 3.05%, 3/15/2032	350,000	320,313
Security Description	Principal Amount	Value
VF Corp. 2.40%, 4/23/2025	$137,000	$134,975
		3,773,623
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
Series GMTN, 3.50%, 2/15/2028	334,000	336,699
Series GMTN, 3.55%, 1/12/2024	236,000	239,731
Series MTN, 0.55%, 7/12/2024	350,000	333,326
Series MTN, 0.65%, 9/8/2023 (b)	200,000	195,080
Series MTN, 0.75%, 8/9/2024	394,000	375,683
Series MTN, 0.88%, 7/7/2023	440,000	432,810
Series MTN, 1.00%, 9/10/2025	250,000	233,093
Series MTN, 1.20%, 7/8/2025	250,000	235,340
Series MTN, 1.30%, 9/9/2026	210,000	194,996
Series MTN, 1.80%, 1/13/2031 (b)	143,000	126,588
Series MTN, 1.95%, 5/10/2023	164,000	163,273
Series MTN, 2.00%, 3/24/2028	115,000	106,782
Series MTN, 2.15%, 9/10/2024	509,000	501,441
Series MTN, 2.25%, 1/12/2029	500,000	466,320
Series MTN, 2.35%, 1/8/2027	181,000	174,533
Series MTN, 2.90%, 2/16/2024	422,000	423,384
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	190,000	185,174
3.25%, 3/1/2032	125,000	118,439
Cummins, Inc.:
0.75%, 9/1/2025 (b)	134,000	124,458
1.50%, 9/1/2030	220,000	190,577
2.60%, 9/1/2050 (b)	350,000	282,279
3.65%, 10/1/2023	260,000	263,656
Daimler Finance North America LLC 8.50%, 1/18/2031	219,000	294,951
General Motors Co.:
4.20%, 10/1/2027 (b)	323,000	325,245
4.88%, 10/2/2023	275,000	283,377
5.00%, 10/1/2028	200,000	208,756
5.00%, 4/1/2035	324,000	328,831
5.15%, 4/1/2038	224,000	227,783
5.40%, 10/2/2023	288,000	298,420

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 4/1/2048	$100,000	$104,771
5.95%, 4/1/2049	270,000	301,414
6.13%, 10/1/2025	656,000	704,957
6.25%, 10/2/2043	339,000	386,860
6.75%, 4/1/2046	327,000	395,444
6.80%, 10/1/2027	262,000	295,732
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	165,000	158,897
1.25%, 1/8/2026	339,000	309,744
1.50%, 6/10/2026	500,000	456,630
1.70%, 8/18/2023	570,000	563,855
2.35%, 2/26/2027 (b)	300,000	279,810
2.35%, 1/8/2031 (b)	284,000	245,399
2.40%, 4/10/2028	250,000	227,093
2.70%, 8/20/2027	250,000	235,158
2.75%, 6/20/2025	470,000	456,934
2.90%, 2/26/2025	190,000	186,521
3.10%, 1/12/2032	250,000	224,960
3.50%, 11/7/2024	428,000	429,228
3.60%, 6/21/2030	760,000	726,332
3.70%, 5/9/2023	533,000	538,133
3.85%, 1/5/2028	564,000	556,403
4.00%, 1/15/2025	384,000	389,000
4.00%, 10/6/2026	278,000	278,962
4.25%, 5/15/2023	150,000	152,604
4.30%, 7/13/2025	411,000	416,996
4.35%, 4/9/2025	85,000	86,573
4.35%, 1/17/2027	583,000	593,529
5.10%, 1/17/2024	688,000	711,949
5.25%, 3/1/2026	433,000	453,814
Honda Motor Co., Ltd. 2.53%, 3/10/2027	300,000	291,012
Lear Corp. 4.25%, 5/15/2029	286,000	289,781
Magna International, Inc. 3.63%, 6/15/2024	100,000	101,102
PACCAR Financial Corp.:
2.00%, 2/4/2027	140,000	134,422
Series MTN, 0.35%, 8/11/2023	125,000	121,796
Series MTN, 0.35%, 2/2/2024	200,000	192,640
Series MTN, 0.90%, 11/8/2024	225,000	214,927
Series MTN, 1.10%, 5/11/2026	222,000	206,103
Toyota Motor Corp.:
0.68%, 3/25/2024	200,000	192,794
1.34%, 3/25/2026	351,000	329,505
2.36%, 3/25/2031 (b)	125,000	117,535
3.42%, 7/20/2023	400,000	405,020
3.67%, 7/20/2028	155,000	158,255
Toyota Motor Credit Corp.:
0.63%, 9/13/2024 (b)	585,000	556,341
1.90%, 9/12/2031 (b)	150,000	133,121
Security Description	Principal Amount	Value
3.05%, 3/22/2027	$300,000	$299,193
3.65%, 1/8/2029	124,000	127,142
Series GMTN, 3.05%, 1/11/2028	85,000	84,402
Series GMTN, 3.45%, 9/20/2023	170,000	172,247
Series MTN, 0.40%, 4/6/2023 (b)	236,000	232,094
Series MTN, 0.45%, 1/11/2024 (b)	292,000	281,944
Series MTN, 0.50%, 8/14/2023	310,000	302,340
Series MTN, 0.50%, 6/18/2024	325,000	310,024
Series MTN, 0.80%, 10/16/2025	235,000	218,183
Series MTN, 0.80%, 1/9/2026 (b)	182,000	168,401
Series MTN, 1.13%, 6/18/2026	175,000	162,304
Series MTN, 1.15%, 8/13/2027	418,000	377,533
Series MTN, 1.35%, 8/25/2023 (b)	545,000	537,915
Series MTN, 1.65%, 1/10/2031 (b)	320,000	281,043
Series MTN, 1.80%, 2/13/2025	781,000	758,445
Series MTN, 1.90%, 4/6/2028	235,000	218,364
Series MTN, 2.00%, 10/7/2024 (b)	274,000	268,961
Series MTN, 2.25%, 10/18/2023 (b)	293,000	292,200
Series MTN, 2.90%, 4/17/2024	150,000	150,825
Series MTN, 3.00%, 4/1/2025	400,000	400,592
Series MTN, 3.38%, 4/1/2030 (b)	255,000	255,877
Series MTN, 3.40%, 4/14/2025	151,000	152,625
		28,035,735
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 3.10%, 12/1/2051	500,000	397,515
Aptiv PLC :
4.35%, 3/15/2029	91,000	93,821
5.40%, 3/15/2049 (b)	350,000	386,736
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	155,000	145,923
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	397,000	383,951
Lear Corp. 5.25%, 5/15/2049	100,000	107,334

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Magna International, Inc. 2.45%, 6/15/2030	$300,000	$276,453
		1,791,733
BANKS — 5.2%
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	540,000	524,556
1.13%, 9/18/2025	463,000	425,877
Banco Santander SA:
1.85%, 3/25/2026	550,000	514,398
2.71%, 6/27/2024 (b)	400,000	396,312
2.75%, 5/28/2025	845,000	823,976
2.96%, 3/25/2031 (b)	780,000	720,151
3.31%, 6/27/2029	415,000	402,206
3.49%, 5/28/2030	295,000	284,884
3.80%, 2/23/2028	285,000	280,725
3.85%, 4/12/2023	297,000	301,030
4.25%, 4/11/2027	291,000	294,329
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	300,000	271,953
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	358,884
1 year CMT + 2.00%, 4.18%, 3/24/2028 (c)	200,000	201,388
Bank of America Corp.:
4.10%, 7/24/2023 (b)	1,036,000	1,061,693
6.11%, 1/29/2037	719,000	858,953
6.22%, 9/15/2026	260,000	284,916
7.75%, 5/14/2038	398,000	555,393
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	378,000	377,947
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	1,312,000	1,300,271
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	228,000	229,815
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	453,000	473,118
5 year CMT + 1.20%, 2.48%, 9/21/2036 (c)	550,000	473,632
SOFR + 0.67%, 1.84%, 2/4/2025 (b) (c)	700,000	684,950
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	1,179,000	1,129,659
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,501,000	1,395,270
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	750,000	717,330
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	1,200,000	1,092,924
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	600,000	533,970
Security Description	Principal Amount	Value
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	$1,311,000	$1,204,993
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	445,000	417,383
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	650,000	555,464
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	647,710
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	891,000	823,070
Series GMTN, 3.50%, 4/19/2026 (b)	708,000	717,813
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	459,000	460,120
Series L, 3.95%, 4/21/2025 (b)	229,000	233,218
Series L, 4.18%, 11/25/2027	773,000	788,761
Series MTN, 3.25%, 10/21/2027	617,000	615,297
Series MTN, 3.88%, 8/1/2025 (b)	482,000	495,125
Series MTN, 4.00%, 4/1/2024 (b)	908,000	932,498
Series MTN, 4.00%, 1/22/2025	681,000	693,680
Series MTN, 4.13%, 1/22/2024	568,000	583,012
Series MTN, 4.20%, 8/26/2024	1,008,000	1,032,978
Series MTN, 4.25%, 10/22/2026	618,000	636,818
Series MTN, 4.88%, 4/1/2044	112,000	126,222
Series MTN, 5.00%, 1/21/2044	275,000	317,534
Series MTN, 5.88%, 2/7/2042	460,000	579,379
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	760,000	731,690
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	571,000	560,945
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	1,171,000	1,184,958
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b) (c)	675,000	679,246
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	909,000	834,089
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	907,000	910,274

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	$846,000	$860,331
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	362,000	360,769
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	1,249,000	1,209,332
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	776,000	735,330
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	792,000	805,076
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	879,000	907,787
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	401,000	411,522
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	565,000	605,205
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	549,000	555,506
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	465,000	504,051
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,234,000	1,274,117
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	150,000	145,809
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (c)	600,000	574,128
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (b) (c)	600,000	580,284
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	550,000	521,867
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	580,000	536,709
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	564,000	528,197
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	516,000	449,658
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	819,000	807,780
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	$786,000	$686,430
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,320,000	1,118,740
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	746,000	696,779
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	705,000	648,247
Bank of America NA Series BKNT, 6.00%, 10/15/2036 (b)	376,000	459,987
Bank of Montreal:
0.45%, 12/8/2023	455,000	438,802
2.65%, 3/8/2027	400,000	386,924
5 year CMT + 1.40%, 3.09%, 1/10/2037 (c)	300,000	273,456
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (b) (c)	539,000	547,565
Series E, 3.30%, 2/5/2024	717,000	727,009
Series MTN, 0.40%, 9/15/2023	170,000	164,946
Series MTN, 0.63%, 7/9/2024	145,000	137,904
Series MTN, 1.25%, 9/15/2026 (b)	541,000	496,708
Series MTN, 1.50%, 1/10/2025	145,000	138,943
Series MTN, 1.85%, 5/1/2025	100,000	96,343
Series MTN, 2.50%, 6/28/2024	655,000	652,059
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	503,000	461,553
Bank of New York Mellon Corp.:
2.05%, 1/26/2027	200,000	192,894
2.50%, 1/26/2032	200,000	187,036
3.40%, 5/15/2024	272,000	276,434
Series 0012, 3.65%, 2/4/2024	125,000	127,211
Series MTN, 0.35%, 12/7/2023	305,000	295,075
Series MTN, 0.75%, 1/28/2026	250,000	231,455
Series MTN, 1.05%, 10/15/2026 (b)	200,000	184,190
Series MTN, 1.60%, 4/24/2025 (b)	700,000	675,906
Series MTN, 1.65%, 7/14/2028	175,000	160,571
Series MTN, 1.65%, 1/28/2031 (b)	230,000	203,428

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.80%, 5/4/2026	$299,000	$299,906
Series MTN, 3.00%, 10/30/2028	174,000	169,582
Series MTN, 3.25%, 9/11/2024	212,000	214,315
Series MTN, 3.25%, 5/16/2027 (b)	187,000	189,094
Series MTN, 3.30%, 8/23/2029	1,035,000	1,032,506
Series MTN, 3.40%, 1/29/2028	131,000	132,898
Series MTN, 3.95%, 11/18/2025	494,000	509,042
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	300,000	303,846
Bank of Nova Scotia:
0.40%, 9/15/2023	200,000	194,244
0.55%, 9/15/2023	100,000	97,212
0.65%, 7/31/2024	205,000	194,633
0.70%, 4/15/2024	380,000	364,481
1.05%, 3/2/2026	269,000	247,311
1.30%, 6/11/2025	607,000	573,075
1.30%, 9/15/2026	930,000	855,646
1.35%, 6/24/2026 (b)	100,000	92,871
1.45%, 1/10/2025 (b)	100,000	96,072
1.95%, 2/2/2027	500,000	472,400
2.15%, 8/1/2031	175,000	157,750
2.20%, 2/3/2025	477,000	465,853
2.70%, 8/3/2026 (b)	311,000	304,892
3.40%, 2/11/2024	433,000	438,512
4.50%, 12/16/2025	226,000	233,824
BankUnited, Inc.:
4.88%, 11/17/2025	185,000	193,279
5.13%, 6/11/2030	99,000	102,023
Barclays PLC:
3.65%, 3/16/2025	500,000	501,835
4.34%, 1/10/2028	181,000	184,044
4.38%, 9/11/2024	418,000	424,316
4.38%, 1/12/2026	330,000	337,309
4.84%, 5/9/2028	858,000	876,722
4.95%, 1/10/2047	140,000	152,841
5.20%, 5/12/2026	355,000	370,357
5.25%, 8/17/2045	143,500	159,852
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	249,000	239,065
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	700,000	627,578
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	700,000	635,320
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	200,000	181,752
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	673,000	683,795
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	$1,024,000	$1,032,018
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	404,000	424,168
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	690,000	715,268
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	235,000	228,474
5 year CMT + 2.90%, 3.56%, 9/23/2035 (c)	407,000	374,452
BPCE SA:
4.00%, 4/15/2024	344,000	350,302
Series MTN, 3.38%, 12/2/2026 (b)	291,000	289,382
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	248,000	239,439
0.95%, 6/23/2023	520,000	510,437
0.95%, 10/23/2025 (b)	275,000	253,597
1.00%, 10/18/2024	150,000	142,433
2.25%, 1/28/2025 (b)	127,000	124,080
3.10%, 4/2/2024 (b)	348,000	349,395
Series BKNT, 3.50%, 9/13/2023	335,000	339,981
Citibank NA Series BKNT, 3.65%, 1/23/2024 (b)	1,183,000	1,204,341
Citigroup, Inc.:
3.20%, 10/21/2026	1,206,000	1,196,738
3.40%, 5/1/2026	428,000	431,651
3.50%, 5/15/2023	303,000	307,445
3.70%, 1/12/2026	501,000	507,473
3.75%, 6/16/2024 (b)	128,000	130,228
3.88%, 10/25/2023	151,000	154,360
3.88%, 3/26/2025	216,000	218,765
4.00%, 8/5/2024 (b)	192,000	196,466
4.13%, 7/25/2028	600,000	609,468
4.30%, 11/20/2026	328,000	337,663
4.40%, 6/10/2025	901,000	927,138
4.45%, 9/29/2027	848,500	874,753
4.60%, 3/9/2026	752,000	780,478
4.65%, 7/30/2045	241,000	266,756
4.65%, 7/23/2048	388,000	438,801
4.75%, 5/18/2046	448,000	479,889
5.30%, 5/6/2044	300,000	341,205
5.50%, 9/13/2025	368,000	393,094
5.88%, 2/22/2033	107,000	122,783
5.88%, 1/30/2042 (b)	237,000	292,882
6.00%, 10/31/2033	287,000	334,625
6.68%, 9/13/2043	486,000	645,554
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	989,000	991,660

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	$475,000	$481,142
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	404,000	401,216
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b) (c)	420,000	421,386
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	595,000	607,525
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	888,000	903,957
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	1,145,000	1,146,053
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	372,000	376,032
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	235,000	252,200
SOFR + 0.53%, 1.28%, 11/3/2025 (b) (c)	150,000	142,718
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	590,000	562,978
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	583,000	563,330
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	430,000	414,038
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	881,000	811,163
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	768,000	713,449
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	890,000	806,055
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	355,000	318,346
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	616,000	576,570
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	650,000	558,012
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	408,000	388,041
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	642,000	636,286
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	901,000	824,424
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,268,000	1,257,336
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	828,000	862,180
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	140,000	163,173
Security Description	Principal Amount	Value
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	$1,250,000	$1,219,775
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	350,000	339,545
Series BKNT, 3.75%, 2/18/2026	418,000	426,799
Citizens Financial Group, Inc.:
2.85%, 7/27/2026	300,000	295,530
3.25%, 4/30/2030	141,000	137,682
Comerica Bank Series BKNT, 2.50%, 7/23/2024	100,000	98,674
Comerica, Inc. 4.00%, 2/1/2029	214,000	221,580
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	250,000	240,078
1.38%, 1/10/2025 (b)	250,000	239,260
4.38%, 8/4/2025	447,000	454,541
5.25%, 8/4/2045	241,000	274,607
5.75%, 12/1/2043	409,000	496,767
Series BKNT, 3.75%, 7/21/2026	440,000	437,268
Series BKNT, 5.25%, 5/24/2041 (b)	343,000	421,472
Series MTN, 3.38%, 5/21/2025	371,000	373,475
Credit Suisse AG:
0.50%, 2/2/2024 (b)	685,000	655,292
1.00%, 5/5/2023	835,000	822,617
1.25%, 8/7/2026	522,000	477,171
2.95%, 4/9/2025 (b)	763,000	755,034
Series FXD, 0.52%, 8/9/2023 (b)	355,000	345,585
Series MTN, 3.63%, 9/9/2024	772,000	780,947
Credit Suisse Group AG 4.88%, 5/15/2045	534,000	553,972
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 6/9/2023	552,000	557,272
4.55%, 4/17/2026	342,000	347,947
Deutsche Bank AG:
0.90%, 5/28/2024	300,000	285,972
1.69%, 3/19/2026	202,000	189,482
3.70%, 5/30/2024	150,000	151,214
4.10%, 1/13/2026	200,000	201,516
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	675,000	645,151
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	540,000	496,822
SOFR + 1.31%, 2.55%, 1/7/2028 (c)	500,000	462,060
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	607,000	546,300

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	$590,000	$547,850
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	200,000	195,756
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	700,000	699,615
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	440,000	414,960
Discover Bank:
Series BKNT, 2.70%, 2/6/2030	175,000	160,111
Series BKNT, 3.45%, 7/27/2026	252,000	251,138
Series BKNT, 4.20%, 8/8/2023	279,000	283,804
Series BKNT, 4.25%, 3/13/2026	100,000	102,680
Series BKNT, 4.65%, 9/13/2028	255,000	264,111
Fifth Third Bancorp:
1.63%, 5/5/2023	118,000	116,885
2.38%, 1/28/2025 (b)	166,000	162,401
2.55%, 5/5/2027	375,000	363,139
3.95%, 3/14/2028 (b)	227,000	232,502
4.30%, 1/16/2024	295,000	301,732
8.25%, 3/1/2038	312,000	460,774
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027	150,000	144,378
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	285,000	289,848
Series BKNT, 3.95%, 7/28/2025	292,000	300,033
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	145,000	163,627
First Horizon Corp. 3.55%, 5/26/2023	250,000	251,455
First Republic Bank Series BKNT, 4.63%, 2/13/2047	356,000	381,611
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	250,000	276,588
Goldman Sachs Capital I 6.35%, 2/15/2034	160,000	188,638
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	500,000	488,300
2.60%, 2/7/2030 (b)	487,000	451,741
3.50%, 1/23/2025	726,000	733,245
3.50%, 11/16/2026	1,850,000	1,857,529
3.63%, 2/20/2024 (b)	835,000	846,014
3.75%, 5/22/2025	247,000	250,875
3.75%, 2/25/2026	632,000	642,757
3.80%, 3/15/2030	482,000	485,581
3.85%, 1/26/2027	756,000	764,860
Security Description	Principal Amount	Value
4.00%, 3/3/2024	$1,044,000	$1,065,496
4.25%, 10/21/2025	492,000	505,382
4.75%, 10/21/2045	429,000	480,562
5.15%, 5/22/2045	611,000	685,615
5.95%, 1/15/2027	196,000	215,482
6.13%, 2/15/2033	350,000	418,505
6.25%, 2/1/2041	735,000	949,003
6.45%, 5/1/2036	53,000	64,765
6.75%, 10/1/2037	1,809,000	2,285,183
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	944,000	966,977
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	333,000	335,514
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	662,500	697,665
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	836,000	837,948
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	525,000	508,893
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	705,000	682,228
SOFR + 0.61%, 0.86%, 2/12/2026 (b) (c)	619,000	577,496
SOFR + 0.73%, 1.76%, 1/24/2025 (c)	335,000	326,675
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	1,004,000	926,622
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	1,239,000	1,151,997
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	780,000	675,527
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	345,000	330,189
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	997,000	905,575
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	988,000	898,033
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	980,000	924,728
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	642,000	576,542
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	596,000	551,532
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,000,000	888,630
Series MTN, 3.85%, 7/8/2024	724,000	736,467
Series MTN, 4.80%, 7/8/2044	704,000	781,715
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	510,000	467,563

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035 (b)	$211,000	$238,939
Series BKNT, 5.88%, 11/1/2034	150,000	172,557
HSBC Holdings PLC:
3.60%, 5/25/2023	267,000	270,113
3.90%, 5/25/2026	216,000	218,458
4.25%, 3/14/2024	808,000	820,088
4.25%, 8/18/2025	742,000	750,718
4.38%, 11/23/2026	490,000	499,256
4.95%, 3/31/2030	400,000	427,952
5.25%, 3/14/2044	664,000	731,569
6.10%, 1/14/2042 (b)	174,000	220,536
6.50%, 5/2/2036	560,000	679,711
6.50%, 9/15/2037	1,059,000	1,293,706
6.80%, 6/1/2038	807,000	1,010,324
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	290,000	292,886
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	711,000	714,761
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	722,000	732,108
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	1,109,000	1,144,044
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	1,061,000	1,065,276
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	712,000	713,638
SOFR + 0.53%, 0.73%, 8/17/2024 (c)	405,000	391,951
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	783,000	742,769
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	600,000	558,972
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	800,000	728,320
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	455,000	416,207
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	235,000	211,688
SOFR + 1.40%, 2.63%, 11/7/2025 (c)	612,000	597,263
SOFR + 1.41%, 2.87%, 11/22/2032 (b) (c)	250,000	227,595
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	375,000	353,501
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	528,000	479,234
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	854,000	811,923
Security Description	Principal Amount	Value
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	$200,000	$177,624
SOFR + 2.39%, 2.85%, 6/4/2031 (b) (c)	466,000	431,143
Series *, 7.63%, 5/17/2032	100,000	127,023
Huntington Bancshares, Inc.:
2.55%, 2/4/2030 (b)	186,000	175,513
2.63%, 8/6/2024	273,000	270,895
4.00%, 5/15/2025	150,000	152,987
5 year CMT + 1.17%, 2.49%, 8/15/2036 (c) (d)	355,000	308,673
Huntington National Bank Series BKNT, 3.55%, 10/6/2023 (b)	230,000	232,675
Industrial & Commercial Bank of China, Ltd. 3.54%, 11/8/2027	190,000	192,884
ING Groep NV:
3.55%, 4/9/2024	243,000	245,918
3.95%, 3/29/2027	401,000	405,956
4.05%, 4/9/2029	181,000	183,592
4.10%, 10/2/2023	546,000	555,145
4.55%, 10/2/2028 (b)	305,000	316,602
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	287,000	261,870
Series VAR, SOFR + 1.01%, 1.73%, 4/1/2027 (c)	250,000	230,910
Intesa Sanpaolo SpA 5.25%, 1/12/2024	220,000	225,507
JPMorgan Chase & Co.:
2.70%, 5/18/2023 (b)	695,000	697,738
2.95%, 10/1/2026 (b)	1,023,000	1,016,443
3.13%, 1/23/2025 (b)	648,000	651,648
3.20%, 6/15/2026	867,000	870,901
3.30%, 4/1/2026	757,000	763,866
3.38%, 5/1/2023	108,000	109,239
3.63%, 5/13/2024 (b)	663,000	676,459
3.63%, 12/1/2027	437,000	438,910
3.88%, 2/1/2024	300,000	306,609
3.88%, 9/10/2024	986,000	1,007,199
3.90%, 7/15/2025	698,000	717,390
4.13%, 12/15/2026 (b)	447,000	462,439
4.25%, 10/1/2027	283,000	292,381
4.95%, 6/1/2045	209,000	237,211
5.40%, 1/6/2042 (b)	732,000	875,435
5.63%, 8/16/2043	350,000	425,386
6.40%, 5/15/2038	633,000	827,192
7.63%, 10/15/2026	1,050,000	1,234,695
8.00%, 4/29/2027	500,000	602,810
8.75%, 9/1/2030	328,000	443,066
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	618,000	624,279

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	$885,000	$895,213
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	441,000	440,361
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	679,000	689,878
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	255,000	260,360
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	578,000	580,318
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	490,000	493,430
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	428,000	433,333
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	428,000	437,352
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	805,000	831,090
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	731,000	764,085
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	322,000	326,089
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	184,000	186,951
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b) (c)	606,000	607,812
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	693,000	708,620
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	426,000	454,142
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	260,000	248,875
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	335,000	317,861
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	585,000	558,347
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	350,000	334,261
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	446,000	433,681
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	850,000	813,611
Security Description	Principal Amount	Value
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	$587,000	$537,622
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	585,000	539,116
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	749,000	692,450
SOFR + 0.92%, 2.60%, 2/24/2026 (b) (c)	500,000	491,120
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	580,000	533,177
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	914,000	798,571
SOFR + 1.11%, 1.76%, 11/19/2031 (b) (c)	625,000	540,631
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	474,000	463,131
SOFR + 1.17%, 2.95%, 2/24/2028 (b) (c)	300,000	292,755
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	525,000	479,194
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	1,171,000	1,073,877
SOFR + 1.26%, 2.96%, 1/25/2033 (b) (c)	450,000	424,692
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	976,000	962,902
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	250,000	226,590
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	392,000	324,533
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	993,000	939,547
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	1,390,000	1,286,056
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	744,000	718,064
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	846,000	815,434
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	875,000	821,389
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	275,000	254,647
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	340,000	302,376
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	985,000	889,947
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	665,000	623,471
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	1,321,000	1,402,043
KeyBank NA:
Series BKNT, 3.40%, 5/20/2026	80,000	79,832
Series BKNT, 3.90%, 4/13/2029	116,000	117,882

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
KeyCorp.:
Series MTN, 2.25%, 4/6/2027 (b)	$597,000	$567,526
Series MTN, 2.55%, 10/1/2029	309,000	291,693
Series MTN, 4.10%, 4/30/2028	279,000	287,607
Series MTN, 4.15%, 10/29/2025	320,000	329,280
Kreditanstalt fuer Wiederaufbau 1.25%, 1/31/2025	2,500,000	2,412,650
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	805,000	793,014
Series GMTN, 1.75%, 7/27/2026 (b)	292,000	282,755
Lloyds Banking Group PLC:
3.75%, 1/11/2027	409,000	409,986
3.90%, 3/12/2024	258,000	262,030
4.05%, 8/16/2023	383,000	389,733
4.34%, 1/9/2048 (b)	800,000	781,064
4.38%, 3/22/2028	299,000	305,405
4.45%, 5/8/2025	108,000	110,668
4.50%, 11/4/2024	505,000	516,428
4.58%, 12/10/2025	369,000	376,583
5.30%, 12/1/2045 (b)	350,000	384,475
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	325,000	316,635
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	205,000	188,061
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	996,000	1,005,283
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	685,000	669,875
M&T Bank Corp. 3.55%, 7/26/2023	169,000	170,818
Manufacturers & Traders Trust Co. Series BKNT, 3.40%, 8/17/2027	200,000	198,626
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	463,000	433,674
2.05%, 7/17/2030	230,000	203,872
2.19%, 2/25/2025	715,000	692,156
2.53%, 9/13/2023	100,000	99,813
2.56%, 2/25/2030	453,000	419,338
2.76%, 9/13/2026	168,000	163,141
2.80%, 7/18/2024	505,000	501,829
3.20%, 7/18/2029	529,000	513,691
3.29%, 7/25/2027 (b)	225,000	223,214
3.41%, 3/7/2024 (b)	211,000	212,981
3.68%, 2/22/2027 (b)	215,000	217,363
3.74%, 3/7/2029	613,000	619,810
3.75%, 7/18/2039	310,000	305,920
Security Description	Principal Amount	Value
3.76%, 7/26/2023	$610,000	$619,400
3.78%, 3/2/2025 (b)	221,000	224,779
3.85%, 3/1/2026	99,000	100,286
3.96%, 3/2/2028	118,000	119,935
4.05%, 9/11/2028	724,000	739,552
4.15%, 3/7/2039 (b)	93,000	96,235
4.29%, 7/26/2038 (b)	115,000	120,940
1 year CMT + 0.45%, 0.96%, 10/11/2025 (b) (c)	410,000	386,655
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	450,000	427,068
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	459,680
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	765,000	741,010
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	250,000	229,770
1 year CMT + 0.83%, 2.34%, 1/19/2028 (c)	400,000	377,960
1 year CMT + 1.10%, 2.85%, 1/19/2033 (c)	400,000	372,692
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	437,000	390,896
1 year CMT + 0.97%, 2.49%, 10/13/2032 (c)	350,000	316,414
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031 (b)	250,000	218,810
2.84%, 9/13/2026	247,000	240,361
3.17%, 9/11/2027 (b)	272,000	268,053
4.02%, 3/5/2028	210,000	213,114
1 year CMT + 0.67%, 1.23%, 5/22/2027 (c)	245,000	222,681
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	225,000	215,863
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	270,000	273,097
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	275,000	251,930
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	200,000	192,488
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	304,000	312,287
SOFR - 0.87%, 0.85%, 9/8/2024 (b) (c)	215,000	208,455
SOFR - 1.25%, 1.24%, 7/10/2024 (c)	280,000	274,179
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	327,000	322,824
SOFR + 1.36%, 2.56%, 9/13/2025 (b) (c)	270,000	264,573

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.53%, 1.98%, 9/8/2031 (c)	$225,000	$196,031
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	288,000	255,790
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	300,000	275,667
1 year CMT + 0.870%, 2.17%, 5/22/2032 (b) (c)	200,000	175,378
1 year CMT + 0.90%, 2.26%, 7/9/2032 (b) (c)	230,000	203,030
Morgan Stanley:
3.95%, 4/23/2027	697,000	710,257
4.30%, 1/27/2045	578,000	607,987
4.38%, 1/22/2047	190,000	205,582
5.00%, 11/24/2025	553,000	582,923
6.38%, 7/24/2042 (b)	1,350,000	1,805,881
7.25%, 4/1/2032	283,000	365,661
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	822,000	830,179
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	739,000	741,956
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	262,000	281,598
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	367,000	369,752
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	492,000	467,508
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	1,062,000	1,040,261
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	1,058,000	973,000
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,171,000	1,088,597
SOFR + 0.94%, 2.63%, 2/18/2026 (b) (c)	1,500,000	1,472,445
SOFR + 1.00%, 2.48%, 1/21/2028 (b) (c)	565,000	538,812
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	410,000	384,178
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	1,000,000	858,500
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	520,000	478,733
Series F, 3.88%, 4/29/2024	701,000	715,251
Series GMTN, 3.70%, 10/23/2024 (b)	820,000	834,629
Series GMTN, 3.88%, 1/27/2026	853,000	869,190
Series GMTN, 4.00%, 7/23/2025	791,000	810,530
Series GMTN, 4.35%, 9/8/2026	703,000	725,194
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	$972,000	$979,708
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	275,000	287,944
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	800,000	768,048
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	1,000,000	921,590
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	707,000	661,391
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	988,000	876,020
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	120,000	153,800
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	244,000	230,146
Series MTN, 3.13%, 7/27/2026	1,026,000	1,016,910
Series MTN, 4.10%, 5/22/2023	108,000	109,934
Series MTN, 6.25%, 8/9/2026	200,000	222,448
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	555,000	527,450
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	720,000	622,253
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	355,000	306,134
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	435,000	430,389
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	830,000	751,582
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	132,000	110,376
National Australia Bank, Ltd.:
2.88%, 4/12/2023	243,000	244,669
Series BKNT, 2.50%, 7/12/2026	482,000	470,818
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024	400,000	379,160
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	300,000	288,717

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Natwest Group PLC:
3.88%, 9/12/2023	$748,000	$755,420
4.80%, 4/5/2026	301,000	311,336
5.13%, 5/28/2024	150,000	154,065
6.00%, 12/19/2023	100,000	104,062
6.10%, 6/10/2023	100,000	103,244
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	567,000	518,334
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	180,000	178,576
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	1,003,000	963,522
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	350,000	355,456
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	585,000	607,879
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	603,000	610,230
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	341,000	349,955
5 year CMT + 2.10%, 3.75%, 11/1/2029 (c)	327,000	324,113
5 year CMT + 2.35%, 3.03%, 11/28/2035 (c)	359,000	318,885
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	341,000	312,506
3.15%, 5/3/2029	122,000	122,565
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	496,000	489,721
PNC Bank NA:
2.50%, 8/27/2024	247,000	245,026
3.80%, 7/25/2023	163,000	165,355
Series BKNT, 2.70%, 10/22/2029	630,000	599,596
Series BKNT, 2.95%, 2/23/2025	159,000	159,245
Series BKNT, 3.10%, 10/25/2027 (b)	195,000	195,378
Series BKNT, 3.25%, 6/1/2025	210,000	212,722
Series BKNT, 3.25%, 1/22/2028	225,000	224,669
Series BKNT, 3.88%, 4/10/2025	164,000	167,003
Series BKNT, 4.05%, 7/26/2028	443,000	455,284
PNC Financial Services Group Inc 1.15%, 8/13/2026	250,000	231,120
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	259,000	255,703
Security Description	Principal Amount	Value
2.55%, 1/22/2030	$566,000	$540,145
3.15%, 5/19/2027 (b)	243,000	243,688
3.45%, 4/23/2029	456,000	464,327
3.50%, 1/23/2024	637,000	646,816
3.90%, 4/29/2024 (b)	257,000	262,217
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	221,000	202,984
Regions Bank Series BKNT, 6.45%, 6/26/2037	250,000	311,478
Regions Financial Corp.:
1.80%, 8/12/2028	250,000	224,355
2.25%, 5/18/2025	120,000	116,851
Royal Bank of Canada:
0.65%, 7/29/2024	425,000	404,290
Series FXD, 2.05%, 1/21/2027 (b)	250,000	237,278
Series GMTN, 0.43%, 1/19/2024	415,000	400,508
Series GMTN, 0.75%, 10/7/2024	469,000	444,983
Series GMTN, 0.88%, 1/20/2026	452,000	415,614
Series GMTN, 1.15%, 7/14/2026	572,000	524,987
Series GMTN, 1.40%, 11/2/2026	200,000	184,672
Series GMTN, 1.60%, 4/17/2023	75,000	74,570
Series GMTN, 1.60%, 1/21/2025 (b)	450,000	433,741
Series GMTN, 2.25%, 11/1/2024	362,000	357,044
Series GMTN, 2.55%, 7/16/2024	319,000	317,431
Series GMTN, 3.70%, 10/5/2023	572,000	582,061
Series MTN, 0.50%, 10/26/2023 (b)	325,000	315,101
Series MTN, 1.15%, 6/10/2025	672,000	633,837
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	400,000	389,904
3.45%, 6/2/2025	387,000	385,758
4.40%, 7/13/2027	397,000	403,840
4.50%, 7/17/2025	433,000	442,877
3.50%, 6/7/2024	440,000	441,175
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	197,000	193,838
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	247,000	252,540

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	$500,000	$475,405
SOFR + 1.02%, 2.47%, 1/11/2028 (c)	500,000	465,390
SOFR + 1.47%, 2.90%, 3/15/2032 (c)	245,000	222,587
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	230,555
Santander UK PLC 4.00%, 3/13/2024	300,000	306,201
Sumitomo Mitsui Banking Corp.:
3.95%, 7/19/2023	278,000	282,754
3.95%, 1/10/2024	300,000	306,550
Series GMTN, 3.65%, 7/23/2025	150,000	150,822
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	372,000	340,071
1.40%, 9/17/2026	250,000	228,993
1.47%, 7/8/2025	945,000	888,347
1.71%, 1/12/2031	300,000	256,590
1.90%, 9/17/2028	350,000	313,754
2.14%, 9/23/2030	410,000	359,320
2.17%, 1/14/2027 (b)	200,000	188,930
2.22%, 9/17/2031	450,000	399,006
2.30%, 1/12/2041 (b)	205,000	165,136
2.35%, 1/15/2025	155,000	150,781
2.45%, 9/27/2024	179,000	175,694
2.47%, 1/14/2029	250,000	232,073
2.63%, 7/14/2026	406,000	393,995
2.70%, 7/16/2024	521,000	516,103
2.72%, 9/27/2029	295,000	277,548
2.75%, 1/15/2030 (b)	472,000	443,855
2.93%, 9/17/2041 (b)	125,000	106,700
3.01%, 10/19/2026	258,000	253,201
3.04%, 7/16/2029	858,000	825,104
3.05%, 1/14/2042 (b)	250,000	223,495
3.20%, 9/17/2029	275,000	263,274
3.36%, 7/12/2027	139,000	139,177
3.45%, 1/11/2027	360,000	360,014
3.54%, 1/17/2028 (b)	229,000	227,608
3.75%, 7/19/2023	127,000	128,685
3.78%, 3/9/2026	594,000	602,167
3.94%, 10/16/2023	250,000	254,208
3.94%, 7/19/2028 (b)	77,000	77,953
SVB Financial Group:
1.80%, 10/28/2026 (b)	300,000	278,940
1.80%, 2/2/2031	70,000	60,276
3.13%, 6/5/2030	301,000	289,743
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	365,000	372,756
Toronto-Dominion Bank:
0.55%, 3/4/2024	250,000	240,275
1.25%, 12/13/2024 (b)	315,000	302,564
Security Description	Principal Amount	Value
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (c)	$100,000	$100,377
Series FXD, 1.45%, 1/10/2025 (b)	250,000	239,970
Series FXD, 1.95%, 1/12/2027 (b)	250,000	236,955
Series GMTN, 2.45%, 1/12/2032 (b)	250,000	230,923
Series GMTN, 3.25%, 3/11/2024	206,000	208,458
Series MTN, 0.30%, 6/2/2023	368,000	359,529
Series MTN, 0.45%, 9/11/2023	650,000	631,995
Series MTN, 0.70%, 9/10/2024	250,000	237,615
Series MTN, 0.75%, 6/12/2023	475,000	466,236
Series MTN, 0.75%, 9/11/2025	770,000	710,687
Series MTN, 0.75%, 1/6/2026	250,000	229,425
Series MTN, 1.15%, 6/12/2025	460,000	433,518
Series MTN, 1.20%, 6/3/2026	250,000	230,880
Series MTN, 1.25%, 9/10/2026	250,000	230,225
Series MTN, 2.00%, 9/10/2031	287,000	255,892
Series MTN, 2.65%, 6/12/2024	302,000	301,704
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	115,000	105,205
Series BKNT, 1.50%, 3/10/2025	296,000	284,563
Series BKNT, 2.15%, 12/6/2024	562,000	553,025
Series BKNT, 2.75%, 5/1/2023	245,000	246,262
Series BKNT, 3.30%, 5/15/2026	171,000	172,043
Series BKNT, 3.63%, 9/16/2025	268,000	271,195
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (b) (c)	485,000	475,863
Series BNKT, 3.20%, 4/1/2024 (b)	416,000	420,755
Truist Financial Corp.:
4.00%, 5/1/2025	195,000	200,283
Series MTN, 1.13%, 8/3/2027 (b)	372,000	334,275
Series MTN, 1.20%, 8/5/2025	228,000	214,758

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.95%, 6/5/2030	$198,000	$178,691
Series MTN, 2.50%, 8/1/2024	195,000	193,729
Series MTN, 2.85%, 10/26/2024	648,000	647,896
Series MTN, 3.70%, 6/5/2025	440,000	447,291
Series MTN, 3.75%, 12/6/2023	499,000	508,641
Series MTN, 3.88%, 3/19/2029	509,000	519,582
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	268,000	248,849
US Bancorp:
1.45%, 5/12/2025	475,000	454,717
2.40%, 7/30/2024	368,000	365,726
3.38%, 2/5/2024 (b)	263,000	266,679
5 year CMT + 0.95%, 2.49%, 11/3/2036 (c)	480,000	429,994
Series DMTN, 3.00%, 7/30/2029	185,000	181,217
Series MTN, 1.38%, 7/22/2030 (b)	254,000	220,033
Series MTN, 3.10%, 4/27/2026 (b)	422,000	422,291
Series MTN, 3.60%, 9/11/2024	209,000	212,419
Series MTN, 3.70%, 1/30/2024	279,000	285,177
Series MTN, 3.90%, 4/26/2028	242,000	250,620
Series MTN, 3.95%, 11/17/2025 (b)	200,000	206,862
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	415,000	397,226
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	190,176
Series V, 2.38%, 7/22/2026	410,000	400,324
Series X, 3.15%, 4/27/2027 (b)	338,000	340,474
US Bank NA:
Series BKNT, 2.80%, 1/27/2025	100,000	99,789
Series BKNT, 3.40%, 7/24/2023 (b)	300,000	303,735
Valley National Bancorp. SOFR + 2.36%, 3.00%, 6/15/2031 (c)	105,000	100,343
Wachovia Corp.:
5.50%, 8/1/2035	875,000	990,202
7.57%, 8/1/2026 (c) (e)	318,000	361,645
Webster Financial Corp. 4.10%, 3/25/2029	122,000	124,723
Security Description	Principal Amount	Value
Wells Fargo & Co.:
3.00%, 4/22/2026	$828,000	$820,755
3.00%, 10/23/2026	1,042,000	1,027,902
3.90%, 5/1/2045	685,000	684,425
4.48%, 1/16/2024	243,000	250,132
5.38%, 11/2/2043	513,000	592,915
5.61%, 1/15/2044	646,000	773,062
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	617,000	595,701
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,121,000	1,010,335
Series GMTN, 4.30%, 7/22/2027	636,000	660,842
Series GMTN, 4.90%, 11/17/2045	346,000	382,987
Series MTN, 3.00%, 2/19/2025	740,000	740,096
Series MTN, 3.30%, 9/9/2024	613,000	619,473
Series MTN, 3.55%, 9/29/2025	465,000	471,361
Series MTN, 4.10%, 6/3/2026	1,112,000	1,140,601
Series MTN, 4.15%, 1/24/2029	845,000	877,034
Series MTN, 4.40%, 6/14/2046	988,000	1,029,615
Series MTN, 4.65%, 11/4/2044	384,000	410,546
Series MTN, 4.75%, 12/7/2046	659,000	720,076
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	833,000	806,052
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	843,000	832,850
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	1,105,000	1,104,702
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	259,000	247,386
Series MTN, SOFR + 1.05%, 3.35%, 3/2/2033 (b) (c)	780,000	758,433
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	1,011,000	990,729
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	575,000	534,296
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (c)	690,000	656,763
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	926,000	914,971

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	$1,260,000	$1,192,325
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	645,000	682,468
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	909,000	1,076,683
Wells Fargo Bank NA:
5.95%, 8/26/2036	165,000	196,799
Series BKNT, 5.85%, 2/1/2037	386,000	463,764
Series BKNT, 6.60%, 1/15/2038	354,000	464,101
Westpac Banking Corp.:
1.15%, 6/3/2026 (b)	500,000	463,115
1.95%, 11/20/2028 (b)	500,000	460,475
2.15%, 6/3/2031 (b)	350,000	316,834
2.35%, 2/19/2025	450,000	442,143
2.70%, 8/19/2026	469,000	461,308
2.96%, 11/16/2040	117,000	98,025
3.13%, 11/18/2041	500,000	426,950
3.30%, 2/26/2024 (b)	299,000	303,102
3.35%, 3/8/2027 (b)	407,000	410,740
3.40%, 1/25/2028	162,000	162,985
3.65%, 5/15/2023	382,000	387,822
4.42%, 7/24/2039	310,000	316,987
5 year CMT + 1.53%, 3.02%, 11/18/2036 (b) (c)	350,000	310,209
5 year CMT + 2.00%, 4.11%, 7/24/2034 (c)	335,000	330,615
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	333,000	290,836
Wintrust Financial Corp. 4.85%, 6/6/2029	155,000	156,493
Zions Bancorp NA 3.25%, 10/29/2029	157,000	151,260
		347,162,791
BEVERAGES — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	700,000	715,946
4.70%, 2/1/2036	1,639,000	1,781,364
Series *, 4.90%, 2/1/2046	1,952,000	2,168,828
Anheuser-Busch InBev Finance, Inc.:
4.70%, 2/1/2036 (b)	550,000	591,173
4.90%, 2/1/2046	557,000	615,964
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	610,000	581,245
4.00%, 4/13/2028	436,000	452,603
4.35%, 6/1/2040	598,000	623,367
Security Description	Principal Amount	Value
4.38%, 4/15/2038	$314,000	$329,757
4.44%, 10/6/2048	958,000	1,002,834
4.50%, 6/1/2050	908,000	974,693
4.60%, 4/15/2048	545,500	587,100
4.60%, 6/1/2060	171,000	181,410
4.75%, 1/23/2029	1,173,000	1,271,872
4.90%, 1/23/2031 (b)	653,000	725,829
4.95%, 1/15/2042	345,000	381,794
5.45%, 1/23/2039	517,000	603,442
5.55%, 1/23/2049	1,286,000	1,561,680
5.80%, 1/23/2059	350,000	438,953
8.20%, 1/15/2039	556,000	823,464
Brown-Forman Corp.:
4.00%, 4/15/2038	480,000	495,254
4.50%, 7/15/2045	40,000	43,280
Coca-Cola Co 1.45%, 6/1/2027 (b)	318,000	298,748
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	595,000	533,328
1.38%, 3/15/2031 (b)	896,000	776,142
1.50%, 3/5/2028 (b)	145,000	133,586
1.65%, 6/1/2030	222,000	199,087
1.75%, 9/6/2024 (b)	647,000	640,659
2.00%, 3/5/2031 (b)	233,000	212,988
2.13%, 9/6/2029	115,000	108,297
2.50%, 3/15/2051	224,000	187,340
2.60%, 6/1/2050	364,000	311,391
2.90%, 5/25/2027	174,000	173,857
3.00%, 3/5/2051	141,000	130,182
3.38%, 3/25/2027	670,000	686,194
3.45%, 3/25/2030	709,000	727,214
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	380,000	329,502
2.75%, 1/22/2030 (b)	250,000	239,090
5.25%, 11/26/2043	399,000	456,791
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	141,194
3.15%, 8/1/2029	250,000	241,373
3.60%, 2/15/2028	367,000	365,928
4.25%, 5/1/2023	470,000	478,812
4.40%, 11/15/2025	97,000	100,358
4.50%, 5/9/2047	486,000	497,324
4.65%, 11/15/2028	223,000	235,437
4.75%, 11/15/2024	356,000	370,382
5.25%, 11/15/2048	400,000	449,992
Diageo Capital PLC:
1.38%, 9/29/2025	200,000	189,528
2.00%, 4/29/2030	237,000	217,035
2.13%, 4/29/2032	193,000	174,985
2.63%, 4/29/2023	411,000	412,722
3.50%, 9/18/2023	33,000	33,481
3.88%, 5/18/2028 (b)	285,000	294,456
Diageo Captial PLC:
2.13%, 10/24/2024	330,000	324,522

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 10/24/2029	$118,000	$111,668
Diageo Investment Corp.:
4.25%, 5/11/2042	103,000	111,136
7.45%, 4/15/2035	221,000	308,551
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	774,000	721,778
4.38%, 5/10/2043	475,000	496,242
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	240,000	215,851
2.55%, 9/15/2026	272,000	263,892
3.13%, 12/15/2023	135,000	136,023
3.20%, 5/1/2030	376,000	365,585
3.35%, 3/15/2051	130,000	114,875
3.43%, 6/15/2027	288,000	288,985
3.80%, 5/1/2050	165,000	156,405
4.06%, 5/25/2023	166,000	168,854
4.42%, 5/25/2025	257,000	264,813
4.42%, 12/15/2046	397,000	411,177
4.50%, 11/15/2045	383,000	394,161
4.60%, 5/25/2028 (b)	200,000	211,496
5.09%, 5/25/2048	131,000	148,368
Molson Coors Beverage Co.:
4.20%, 7/15/2046	330,000	318,899
5.00%, 5/1/2042	367,000	389,281
Molson Coors Brewing Co. 3.00%, 7/15/2026	590,000	581,504
PepsiCo, Inc.:
0.40%, 10/7/2023	455,000	444,444
0.75%, 5/1/2023	277,000	273,114
1.40%, 2/25/2031 (b)	172,000	151,033
1.63%, 5/1/2030	181,000	162,929
1.95%, 10/21/2031 (b)	900,000	821,484
2.25%, 3/19/2025	494,000	489,095
2.63%, 10/21/2041 (b)	850,000	767,677
2.75%, 4/30/2025	574,000	573,346
2.75%, 3/19/2030	948,000	929,258
2.75%, 10/21/2051 (b)	840,000	751,195
2.88%, 10/15/2049 (b)	233,000	214,549
3.00%, 10/15/2027 (b)	353,000	355,711
3.45%, 10/6/2046	305,000	303,387
3.60%, 3/1/2024	117,000	119,517
		40,160,060
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028 (b)	400,000	365,076
2.00%, 1/15/2032	400,000	355,120
2.20%, 2/21/2027	520,000	499,829
2.25%, 8/19/2023 (b)	230,000	229,959
2.30%, 2/25/2031 (b)	260,000	239,213
2.45%, 2/21/2030	200,000	188,072
2.60%, 8/19/2026	219,000	216,140
2.77%, 9/1/2053	373,000	300,243
2.80%, 8/15/2041	330,000	284,038
3.00%, 2/22/2029	290,000	284,742
Security Description	Principal Amount	Value
3.00%, 1/15/2052	$400,000	$339,432
3.13%, 5/1/2025	272,000	273,893
3.15%, 2/21/2040	539,000	492,145
3.20%, 11/2/2027	358,000	359,590
3.35%, 2/22/2032 (b)	290,000	287,599
3.38%, 2/21/2050	1,016,000	919,612
3.63%, 5/22/2024	500,000	509,310
4.20%, 2/22/2052	290,000	300,344
4.40%, 5/1/2045	454,000	478,194
4.40%, 2/22/2062	250,000	259,552
4.56%, 6/15/2048	294,000	318,805
4.66%, 6/15/2051	556,000	615,253
4.95%, 10/1/2041	332,000	369,045
5.15%, 11/15/2041	299,000	339,485
Baxalta, Inc.:
4.00%, 6/23/2025	539,000	549,446
5.25%, 6/23/2045	137,000	158,177
Biogen, Inc.:
2.25%, 5/1/2030	474,000	424,737
3.15%, 5/1/2050	433,000	354,869
3.25%, 2/15/2051 (b) (d)	373,000	309,549
4.05%, 9/15/2025	540,000	554,963
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	125,000	123,435
Gilead Sciences, Inc.:
0.75%, 9/29/2023 (b)	404,000	394,312
1.20%, 10/1/2027 (b)	275,000	248,487
1.65%, 10/1/2030	378,000	332,557
2.50%, 9/1/2023	300,000	300,702
2.60%, 10/1/2040	527,000	442,859
2.80%, 10/1/2050	315,000	258,930
2.95%, 3/1/2027 (b)	400,000	396,372
3.50%, 2/1/2025	429,000	434,963
3.65%, 3/1/2026	937,000	954,391
3.70%, 4/1/2024	681,000	693,088
4.00%, 9/1/2036 (b)	170,000	174,043
4.50%, 2/1/2045	537,000	570,627
4.60%, 9/1/2035	209,000	227,494
4.75%, 3/1/2046	605,000	669,777
4.80%, 4/1/2044	487,000	536,109
Illumina, Inc. 2.55%, 3/23/2031	150,000	136,356
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	184,000	159,384
2.80%, 9/15/2050	370,000	296,444
Royalty Pharma PLC:
1.20%, 9/2/2025	405,000	374,718
1.75%, 9/2/2027	260,000	236,020
2.15%, 9/2/2031	140,000	120,357
2.20%, 9/2/2030	105,000	91,946
3.30%, 9/2/2040	690,000	589,177
3.35%, 9/2/2051	145,000	116,397
3.55%, 9/2/2050 (b)	175,000	145,569
		20,200,946

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	$685,000	$665,621
2.49%, 2/15/2027	215,000	205,252
2.72%, 2/15/2030	682,000	641,046
3.38%, 4/5/2040	417,000	379,545
3.58%, 4/5/2050	477,000	436,446
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	361,000	368,065
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	101,361
4.50%, 2/15/2047	253,000	266,778
Series *, 4.63%, 7/2/2044	340,000	365,626
Series *, 5.13%, 9/14/2045	240,000	270,060
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030 (b)	160,000	143,195
Lennox International, Inc.:
1.35%, 8/1/2025	180,000	168,790
1.70%, 8/1/2027	100,000	91,672
3.00%, 11/15/2023	150,000	150,326
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027 (b)	291,000	292,682
4.25%, 7/2/2024	142,000	145,394
Series CB, 2.50%, 3/15/2030	347,000	318,126
Masco Corp.:
1.50%, 2/15/2028	125,000	110,323
2.00%, 10/1/2030	270,000	234,174
2.00%, 2/15/2031 (b)	210,000	182,200
3.13%, 2/15/2051	90,000	75,085
3.50%, 11/15/2027	45,000	44,727
4.50%, 5/15/2047	325,000	335,481
Mohawk Industries, Inc. 3.63%, 5/15/2030	216,000	212,157
Owens Corning:
3.40%, 8/15/2026	86,000	86,062
3.88%, 6/1/2030	201,000	203,044
3.95%, 8/15/2029	176,000	179,024
4.30%, 7/15/2047	286,000	280,938
4.40%, 1/30/2048	360,000	359,770
Vulcan Materials Co.:
3.50%, 6/1/2030 (b)	375,000	372,596
3.90%, 4/1/2027 (b)	255,000	261,316
4.50%, 4/1/2025	135,000	139,491
4.50%, 6/15/2047	299,000	315,008
		8,401,381
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	123,860
1.85%, 5/15/2027	548,000	518,041
Security Description	Principal Amount	Value
2.05%, 5/15/2030	$323,000	$297,777
2.70%, 5/15/2040	213,500	190,103
2.80%, 5/15/2050	165,000	144,373
Cabot Corp. 4.00%, 7/1/2029	135,000	135,859
Celanese US Holdings LLC:
1.40%, 8/5/2026	225,000	202,781
3.50%, 5/8/2024	7,000	7,018
CF Industries, Inc. 4.95%, 6/1/2043	555,000	597,580
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	175,000	157,577
3.60%, 11/15/2050	326,000	303,451
3.63%, 5/15/2026	375,000	380,044
4.38%, 11/15/2042	400,000	415,756
4.63%, 10/1/2044	190,000	200,714
4.80%, 11/30/2028	81,000	86,949
4.80%, 5/15/2049	500,000	551,850
5.25%, 11/15/2041	442,000	502,616
7.38%, 11/1/2029 (b)	118,000	147,710
9.40%, 5/15/2039	90,000	143,816
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	837,000	856,444
4.49%, 11/15/2025	362,000	376,650
4.73%, 11/15/2028	401,000	429,655
5.32%, 11/15/2038	446,000	513,868
5.42%, 11/15/2048	510,000	617,294
Eastman Chemical Co.:
4.65%, 10/15/2044	314,000	323,674
4.80%, 9/1/2042	337,000	355,195
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	275,000	236,967
2.13%, 8/15/2050 (b)	135,000	103,357
2.70%, 11/1/2026 (b)	250,000	247,247
2.75%, 8/18/2055	178,000	148,824
3.25%, 12/1/2027 (b)	153,000	155,465
4.80%, 3/24/2030 (b)	248,000	274,516
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	210,000	195,495
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	165,000	158,172
FMC Corp.:
3.20%, 10/1/2026	220,000	218,308
3.45%, 10/1/2029	150,000	147,671
4.50%, 10/1/2049	315,000	326,513
Huntsman International LLC:
2.95%, 6/15/2031	75,000	69,245
4.50%, 5/1/2029	150,000	154,894
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	640,000	644,384
Linde, Inc.:
2.00%, 8/10/2050	80,000	60,670
3.20%, 1/30/2026 (b)	261,000	263,273
3.55%, 11/7/2042 (b)	376,000	382,411

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Lubrizol Corp. 6.50%, 10/1/2034	$70,000	$91,130
LYB International Finance B.V. 4.88%, 3/15/2044	176,000	186,981
LYB International Finance III LLC:
1.25%, 10/1/2025	157,000	145,415
2.25%, 10/1/2030	383,000	345,615
3.38%, 10/1/2040	200,000	179,638
3.63%, 4/1/2051	441,000	397,632
3.80%, 10/1/2060	400,000	352,472
4.20%, 10/15/2049	222,000	220,086
LyondellBasell Industries NV:
4.63%, 2/26/2055	224,000	228,343
5.75%, 4/15/2024	571,000	595,861
Mosaic Co.:
4.05%, 11/15/2027	166,000	170,067
4.25%, 11/15/2023	121,000	123,662
4.88%, 11/15/2041	525,000	560,416
NewMarket Corp. 2.70%, 3/18/2031	515,000	471,879
Nutrien, Ltd.:
1.90%, 5/13/2023	70,000	69,518
2.95%, 5/13/2030	200,000	192,712
3.00%, 4/1/2025	110,000	109,370
3.95%, 5/13/2050	200,000	200,558
4.00%, 12/15/2026 (b)	158,000	163,195
4.13%, 3/15/2035	210,000	213,402
4.90%, 6/1/2043	240,000	262,966
5.00%, 4/1/2049	115,000	133,141
5.63%, 12/1/2040	200,000	238,328
5.88%, 12/1/2036	260,000	311,337
PPG Industries, Inc.:
1.20%, 3/15/2026	310,000	287,113
2.40%, 8/15/2024	168,000	165,729
2.80%, 8/15/2029	90,000	86,451
3.75%, 3/15/2028	163,000	167,000
Praxair, Inc. 1.10%, 8/10/2030	121,000	104,055
RPM International, Inc.:
3.75%, 3/15/2027	231,000	234,631
4.25%, 1/15/2048	100,000	101,076
5.25%, 6/1/2045	265,000	298,284
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	137,617
2.30%, 5/15/2030	175,000	160,310
2.90%, 3/15/2052 (b)	155,000	127,498
2.95%, 8/15/2029 (b)	400,000	385,712
3.30%, 5/15/2050	200,000	177,598
3.45%, 8/1/2025	148,000	148,783
3.45%, 6/1/2027	369,000	370,332
3.80%, 8/15/2049	350,000	336,532
3.95%, 1/15/2026	100,000	103,097
4.00%, 12/15/2042	108,000	103,622
Security Description	Principal Amount	Value
Westlake Corp.:
0.88%, 8/15/2024	$65,000	$62,362
2.88%, 8/15/2041	201,000	168,754
3.13%, 8/15/2051	100,000	82,935
3.38%, 8/15/2061	450,000	364,594
3.60%, 8/15/2026	100,000	101,175
4.38%, 11/15/2047	210,000	212,203
		22,819,254
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	199,000	193,338
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	262,000	227,809
1.70%, 5/15/2028	125,000	116,228
3.38%, 9/15/2025 (b)	241,000	246,169
Block Financial LLC 3.88%, 8/15/2030	442,000	432,921
Brown University in Providence in the State of Rhode Island and Providence Plant Series A, 2.92%, 9/1/2050	200,000	183,012
California Endowment Series 2021, 2.50%, 4/1/2051	175,000	143,707
California Institute of Technology:
3.65%, 9/1/2119 (b)	180,000	155,810
4.32%, 8/1/2045	279,000	302,969
Cintas Corp. No. 2 3.70%, 4/1/2027	100,000	102,446
Duke University:
Series 2020, 2.68%, 10/1/2044	206,000	181,315
Series 2020, 2.83%, 10/1/2055	238,000	208,952
Emory University:
Series 2020, 2.14%, 9/1/2030 (b)	115,000	107,918
Series 2020, 2.97%, 9/1/2050	262,000	235,572
Equifax, Inc.:
2.35%, 9/15/2031	250,000	223,572
2.60%, 12/1/2024	110,000	108,790
2.60%, 12/15/2025	394,000	383,287
3.95%, 6/15/2023	228,000	231,064
Ford Foundation:
Series 2020, 2.42%, 6/1/2050 (b)	25,000	20,666
Series 2020, 2.82%, 6/1/2070	65,000	53,875

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
George Washington University Series 2014, 4.30%, 9/15/2044	$255,000	$278,159
Georgetown University:
Series A, 5.22%, 10/1/2118	180,000	205,981
Series B, 4.32%, 4/1/2049	135,000	143,060
Global Payments, Inc.:
1.20%, 3/1/2026	440,000	405,926
2.65%, 2/15/2025	231,000	226,692
2.90%, 5/15/2030	261,000	241,522
3.20%, 8/15/2029	287,000	272,894
4.00%, 6/1/2023	305,000	309,343
4.15%, 8/15/2049	382,000	370,078
GXO Logistics, Inc. 1.65%, 7/15/2026 (d)	250,000	226,662
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	310,000	343,161
Series A, 2.81%, 1/1/2060	275,000	226,575
Leland Stanford Junior University:
2.41%, 6/1/2050	220,000	183,806
3.65%, 5/1/2048	175,000	181,802
Massachusetts Institute of Technology:
3.07%, 4/1/2052	300,000	283,830
3.89%, 7/1/2116	244,000	241,201
4.68%, 7/1/2114	130,000	151,002
5.60%, 7/1/2111 (b)	239,000	334,763
Series F, 2.99%, 7/1/2050	335,000	312,649
Moody's Corp.:
2.00%, 8/19/2031 (b)	150,000	133,323
2.55%, 8/18/2060	88,000	66,306
2.75%, 8/19/2041	300,000	257,613
3.75%, 2/25/2052	400,000	394,144
4.88%, 2/15/2024	123,000	126,804
4.88%, 12/17/2048	122,000	138,202
5.25%, 7/15/2044	319,000	369,211
Northeastern University Series 2020, 2.89%, 10/1/2050	165,000	140,946
Northwestern University Series 2017, 3.66%, 12/1/2057	305,000	331,800
Novant Health, Inc.:
2.64%, 11/1/2036	75,000	65,918
3.32%, 11/1/2061	70,000	62,095
PayPal Holdings, Inc.:
1.35%, 6/1/2023	210,000	208,358
1.65%, 6/1/2025	189,000	181,863
2.30%, 6/1/2030 (b)	200,000	186,358
2.40%, 10/1/2024	478,000	476,179
2.65%, 10/1/2026	280,000	275,582
2.85%, 10/1/2029 (b)	394,000	385,513
3.25%, 6/1/2050 (b)	247,000	226,916
Security Description	Principal Amount	Value
President and Fellows of Harvard College:
3.15%, 7/15/2046	$225,000	$216,094
3.30%, 7/15/2056 (b)	287,500	285,111
Quanta Services, Inc.:
2.35%, 1/15/2032	110,000	95,677
2.90%, 10/1/2030	224,000	207,554
3.05%, 10/1/2041	115,000	94,827
RELX Capital, Inc. 3.00%, 5/22/2030	188,000	179,290
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	235,000	193,710
S&P Global, Inc.:
1.25%, 8/15/2030 (b)	91,000	78,568
2.30%, 8/15/2060	115,000	86,786
3.25%, 12/1/2049	346,000	325,828
3.70%, 3/1/2052 (d)	500,000	507,230
4.25%, 5/1/2029 (d)	250,000	263,067
4.75%, 8/1/2028 (d)	450,000	483,403
Total System Services, Inc.:
4.45%, 6/1/2028	179,000	184,404
4.80%, 4/1/2026 (b)	160,000	167,992
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032 (b)	200,000	184,160
Trustees of Boston College 3.13%, 7/1/2052	210,000	189,979
Trustees of Boston University Series CC, 4.06%, 10/1/2048	255,000	268,852
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	325,000	287,180
Series 2020, 2.40%, 10/1/2050	210,000	169,932
University of Chicago:
3.00%, 10/1/2052	210,000	190,945
Series 20B, 2.76%, 4/1/2045	30,000	26,497
Series C, 2.55%, 4/1/2050	230,000	189,715
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	482,000	489,442
University of Southern California:
2.81%, 10/1/2050	268,000	235,551
3.03%, 10/1/2039	250,000	233,117
Series 21A, 2.95%, 10/1/2051	325,000	290,345
Series A, 3.23%, 10/1/2120	275,000	229,075
Verisk Analytics, Inc.:
3.63%, 5/15/2050	500,000	470,500
4.00%, 6/15/2025	143,000	146,090

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 3/15/2029	$299,000	$308,942
5.50%, 6/15/2045	335,000	390,999
William Marsh Rice University 3.77%, 5/15/2055	95,000	100,691
Yale University:
Series 2020, 0.87%, 4/15/2025	190,000	180,468
Series 2020, 1.48%, 4/15/2030	120,000	108,355
		20,886,033
COMPUTERS — 0.7%
Amdocs, Ltd. 2.54%, 6/15/2030 (b)	230,000	209,261
Apple, Inc.:
0.55%, 8/20/2025	213,000	198,584
0.70%, 2/8/2026 (b)	877,000	816,408
0.75%, 5/11/2023	375,000	370,222
1.13%, 5/11/2025	482,000	460,459
1.20%, 2/8/2028	700,000	636,055
1.25%, 8/20/2030	230,000	200,866
1.40%, 8/5/2028	600,000	547,632
1.65%, 5/11/2030	647,000	586,538
1.65%, 2/8/2031	660,000	593,578
1.70%, 8/5/2031	400,000	358,732
1.80%, 9/11/2024 (b)	200,000	196,950
2.05%, 9/11/2026	647,000	628,121
2.20%, 9/11/2029	437,000	416,448
2.38%, 2/8/2041	465,000	403,462
2.40%, 5/3/2023	1,071,000	1,076,773
2.40%, 8/20/2050	155,000	128,157
2.45%, 8/4/2026	903,000	892,706
2.65%, 5/11/2050	617,000	535,013
2.65%, 2/8/2051	750,000	648,450
2.70%, 8/5/2051	535,000	465,514
2.75%, 1/13/2025 (b)	427,000	428,012
2.80%, 2/8/2061	650,000	556,887
2.85%, 5/11/2024	326,000	328,797
2.85%, 8/5/2061 (b)	272,000	235,149
2.95%, 9/11/2049	272,000	249,756
3.00%, 2/9/2024	624,000	631,769
3.00%, 6/20/2027 (b)	502,000	507,552
3.00%, 11/13/2027	1,048,000	1,055,200
3.20%, 5/13/2025	502,000	509,585
3.20%, 5/11/2027	881,000	895,933
3.25%, 2/23/2026	229,000	233,406
3.35%, 2/9/2027	610,000	623,030
3.45%, 5/6/2024	609,000	622,173
3.75%, 9/12/2047	318,000	330,717
3.75%, 11/13/2047	452,000	472,186
3.85%, 5/4/2043	739,000	776,992
3.85%, 8/4/2046	404,000	428,196
4.25%, 2/9/2047	135,000	151,338
4.38%, 5/13/2045	924,000	1,044,268
4.45%, 5/6/2044	300,000	341,571
4.50%, 2/23/2036	370,000	422,840
Security Description	Principal Amount	Value
4.65%, 2/23/2046	$1,175,000	$1,385,184
CGI, Inc.:
1.45%, 9/14/2026 (d)	610,000	560,706
2.30%, 9/14/2031 (d)	250,000	218,855
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (d)	350,000	295,354
3.45%, 12/15/2051 (d)	500,000	407,655
4.00%, 7/15/2024	259,000	264,556
4.90%, 10/1/2026	353,000	370,551
5.30%, 10/1/2029	336,000	365,991
5.45%, 6/15/2023	251,000	258,570
5.85%, 7/15/2025	590,000	630,964
6.02%, 6/15/2026	1,250,000	1,356,275
6.10%, 7/15/2027	435,000	481,571
8.10%, 7/15/2036	158,000	208,743
8.35%, 7/15/2046	156,000	228,442
DXC Technology Co.:
1.80%, 9/15/2026	350,000	321,314
2.38%, 9/15/2028 (b)	250,000	226,055
Fortinet, Inc. 1.00%, 3/15/2026	145,000	131,973
Genpact Luxembourg Sarl 3.38%, 12/1/2024	165,000	164,616
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	250,000	232,037
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	320,000	310,685
1.75%, 4/1/2026	315,000	296,034
2.25%, 4/1/2023	384,000	383,581
4.45%, 10/2/2023	485,000	496,640
4.90%, 10/15/2025	790,000	827,083
HP, Inc.:
3.00%, 6/17/2027	511,000	497,929
3.40%, 6/17/2030	300,000	288,696
6.00%, 9/15/2041	652,000	759,997
International Business Machines Corp.:
1.95%, 5/15/2030	278,000	252,938
2.20%, 2/9/2027	145,000	140,151
2.72%, 2/9/2032	305,000	289,576
2.85%, 5/15/2040	310,000	276,120
2.95%, 5/15/2050 (b)	286,000	251,302
3.00%, 5/15/2024	1,195,000	1,203,210
3.30%, 5/15/2026	1,594,000	1,610,833
3.43%, 2/9/2052	250,000	237,702
3.45%, 2/19/2026 (b)	351,000	356,584
3.50%, 5/15/2029	476,000	485,434
3.63%, 2/12/2024	759,000	773,649
4.00%, 6/20/2042	258,000	263,823
4.15%, 5/15/2039	589,000	617,555
4.25%, 5/15/2049 (b)	728,000	776,033
7.13%, 12/1/2096 (b)	163,000	256,456

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Kyndryl Holdings, Inc. 2.70%, 10/15/2028 (d)	$400,000	$347,760
Leidos, Inc.:
2.30%, 2/15/2031	140,000	121,395
2.95%, 5/15/2023	131,000	131,326
3.63%, 5/15/2025	284,000	284,897
4.38%, 5/15/2030	422,000	430,444
NetApp, Inc.:
1.88%, 6/22/2025	387,000	370,239
2.38%, 6/22/2027	150,000	142,850
2.70%, 6/22/2030	245,000	226,454
3.30%, 9/29/2024	381,000	382,593
Teledyne FLIR LLC 2.50%, 8/1/2030	85,000	77,305
Western Digital Corp.:
2.85%, 2/1/2029	225,000	206,269
3.10%, 2/1/2032	301,000	269,052
4.75%, 2/15/2026	650,000	661,667
		44,628,960
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.25%, 3/15/2024 (b)	251,000	255,106
Series MTN, 3.70%, 8/1/2047	148,000	157,207
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	115,000	104,432
2.00%, 12/1/2024	112,000	110,178
2.38%, 12/1/2029	135,000	128,609
3.13%, 12/1/2049 (b)	445,000	416,200
3.15%, 3/15/2027	190,000	191,404
4.15%, 3/15/2047	477,000	515,136
GSK Consumer Healthcare Capital US LLC:
3.13%, 3/24/2025 (d)	600,000	598,266
3.38%, 3/24/2027 (d)	680,000	680,326
3.63%, 3/24/2032 (d)	475,000	475,195
4.00%, 3/24/2052 (d)	200,000	200,518
Procter & Gamble Co.:
0.55%, 10/29/2025 (b)	205,000	190,711
1.20%, 10/29/2030 (b)	250,000	217,815
1.90%, 2/1/2027 (b)	200,000	193,604
1.95%, 4/23/2031 (b)	250,000	231,582
2.30%, 2/1/2032 (b)	200,000	190,522
2.45%, 11/3/2026	234,000	230,761
2.80%, 3/25/2027	100,000	100,174
3.00%, 3/25/2030	1,995,000	2,005,534
3.10%, 8/15/2023	227,000	230,192
Unilever Capital Corp.:
0.38%, 9/14/2023	140,000	136,466
0.63%, 8/12/2024	240,000	229,807
1.38%, 9/14/2030	210,000	181,604
1.75%, 8/12/2031	175,000	154,877
2.00%, 7/28/2026	187,000	180,208
2.60%, 5/5/2024	294,000	294,753
Security Description	Principal Amount	Value
2.90%, 5/5/2027 (b)	$151,000	$150,088
3.25%, 3/7/2024 (b)	105,000	106,385
3.38%, 3/22/2025	236,000	239,434
3.50%, 3/22/2028 (b)	287,000	294,772
5.90%, 11/15/2032 (b)	753,000	928,208
Series 30Y, 2.63%, 8/12/2051	250,000	209,375
		10,529,449
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	150,000	149,466
4.20%, 5/15/2047	250,000	266,745
4.60%, 6/15/2045	302,000	333,097
		749,308
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	410,000	392,538
1.65%, 10/29/2024	630,000	595,180
1.75%, 1/30/2026	530,000	486,969
2.45%, 10/29/2026	390,000	360,528
2.88%, 8/14/2024	475,000	462,222
3.00%, 10/29/2028	383,000	353,065
3.15%, 2/15/2024	735,000	723,313
3.30%, 1/30/2032	460,000	415,794
3.40%, 10/29/2033	335,000	301,483
3.85%, 10/29/2041	200,000	175,786
3.88%, 1/23/2028	393,000	382,118
4.13%, 7/3/2023	625,000	627,981
4.45%, 10/1/2025	417,000	418,418
4.45%, 4/3/2026	495,000	499,490
4.50%, 9/15/2023	299,000	301,521
4.63%, 10/15/2027	180,000	182,198
6.50%, 7/15/2025	640,000	678,739
Series 3NC1, 1.75%, 10/29/2024	385,000	363,159
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	100,904
Air Lease Corp.:
0.80%, 8/18/2024	165,000	155,334
1.88%, 8/15/2026	350,000	322,882
2.10%, 9/1/2028	175,000	155,528
2.20%, 1/15/2027	200,000	185,042
2.88%, 1/15/2032	350,000	312,694
3.00%, 9/15/2023	228,000	227,220
3.13%, 12/1/2030	150,000	138,606
3.25%, 3/1/2025	298,000	293,759
3.25%, 10/1/2029	193,000	182,163
3.38%, 7/1/2025	155,000	152,945
4.63%, 10/1/2028	175,000	178,278
Series GMTN, 3.75%, 6/1/2026	321,000	318,814

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.70%, 2/15/2024 (b)	$220,000	$209,928
Series MTN, 2.30%, 2/1/2025	245,000	235,582
Series MTN, 2.88%, 1/15/2026	213,000	205,611
Series MTN, 3.00%, 2/1/2030	394,000	362,744
Aircastle, Ltd.:
4.13%, 5/1/2024	120,000	119,740
4.25%, 6/15/2026	257,000	253,438
4.40%, 9/25/2023	258,000	258,699
5.00%, 4/1/2023	198,000	201,138
Ally Financial, Inc.:
1.45%, 10/2/2023 (b)	605,000	590,789
3.88%, 5/21/2024	200,000	202,476
4.63%, 3/30/2025	227,000	234,677
5.13%, 9/30/2024	376,000	392,762
5.80%, 5/1/2025 (b)	280,000	297,217
8.00%, 11/1/2031	250,000	311,480
Series *, 8.00%, 11/1/2031	524,000	657,253
American Express Co.:
2.50%, 7/30/2024	408,000	406,299
2.55%, 3/4/2027	665,000	646,294
3.00%, 10/30/2024	327,000	328,475
3.13%, 5/20/2026	366,000	367,109
3.30%, 5/3/2027 (b) (d)	482,000	484,371
3.40%, 2/22/2024	528,000	535,276
3.63%, 12/5/2024	148,000	150,816
3.70%, 8/3/2023 (b)	1,165,000	1,186,622
4.05%, 12/3/2042	133,000	140,452
4.20%, 11/6/2025	253,000	263,037
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	173,000	171,016
3.00%, 4/2/2025	300,000	299,334
4.00%, 10/15/2023	270,000	275,432
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	150,000	135,803
BGC Partners, Inc.:
3.75%, 10/1/2024	100,000	99,471
5.38%, 7/24/2023	210,000	214,868
BlackRock, Inc.:
1.90%, 1/28/2031	185,000	166,679
2.40%, 4/30/2030 (b)	417,000	394,603
3.20%, 3/15/2027 (b)	518,000	523,636
3.25%, 4/30/2029	293,000	297,079
3.50%, 3/18/2024	483,000	492,786
Brookfield Finance I UK PLC 2.34%, 1/30/2032 (b)	250,000	222,438
Brookfield Finance LLC 3.45%, 4/15/2050	269,000	234,199
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	73,943
3.50%, 3/30/2051	322,000	284,719
3.63%, 2/15/2052	200,000	179,706
Security Description	Principal Amount	Value
3.90%, 1/25/2028	$394,000	$396,305
4.25%, 6/2/2026 (b)	185,000	190,648
4.35%, 4/15/2030	473,000	490,723
4.70%, 9/20/2047	266,000	281,779
4.85%, 3/29/2029 (b)	175,000	186,363
Capital One Financial Corp.:
2.60%, 5/11/2023 (b)	358,000	359,103
3.30%, 10/30/2024	367,000	369,250
3.50%, 6/15/2023	102,000	103,119
3.65%, 5/11/2027	302,000	302,824
3.75%, 7/28/2026	308,000	310,134
3.75%, 3/9/2027	571,000	575,448
3.80%, 1/31/2028	378,000	381,266
3.90%, 1/29/2024	468,000	475,624
4.20%, 10/29/2025	295,000	302,472
4.25%, 4/30/2025	34,000	34,936
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	425,000	393,622
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	450,000	404,104
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	435,000	425,904
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	334,000	285,911
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	500,000	483,360
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	610,000	532,054
3.00%, 3/16/2032	300,000	290,088
Charles Schwab Corp:
2.75%, 10/1/2029	264,000	254,369
3.30%, 4/1/2027	331,000	333,483
Charles Schwab Corp.:
0.75%, 3/18/2024	586,000	566,521
0.90%, 3/11/2026 (b)	481,000	445,228
1.15%, 5/13/2026	339,000	316,016
1.65%, 3/11/2031 (b)	460,000	402,123
2.00%, 3/20/2028	550,000	515,207
2.45%, 3/3/2027	105,000	101,948
2.90%, 3/3/2032	240,000	231,031
3.00%, 3/10/2025	118,000	118,094
3.20%, 3/2/2027	311,000	312,962
3.20%, 1/25/2028 (b)	223,000	223,165
3.25%, 5/22/2029	147,000	146,666
3.45%, 2/13/2026	198,000	201,225
4.63%, 3/22/2030	247,000	268,921
CI Financial Corp. 3.20%, 12/17/2030	500,000	454,660
CME Group, Inc.:
2.65%, 3/15/2032	180,000	172,240
3.00%, 3/15/2025	371,000	373,757
3.75%, 6/15/2028	274,000	282,395
4.15%, 6/15/2048	176,000	192,792
5.30%, 9/15/2043	562,000	687,478
Credit Suisse USA, Inc. 7.13%, 7/15/2032	149,000	192,909

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Discover Financial Services:
3.75%, 3/4/2025	$124,000	$125,313
4.10%, 2/9/2027	239,000	244,136
4.50%, 1/30/2026	325,000	334,926
Eaton Vance Corp. 3.50%, 4/6/2027	169,000	169,321
Franklin Resources, Inc.:
1.60%, 10/30/2030	250,000	216,518
2.85%, 3/30/2025 (b)	367,000	366,501
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	252,000	248,160
2.10%, 6/15/2030	224,000	205,300
2.65%, 9/15/2040	413,000	354,408
3.00%, 6/15/2050	548,000	479,999
3.00%, 9/15/2060	580,000	492,432
3.10%, 9/15/2027 (b)	476,000	474,086
3.45%, 9/21/2023	115,000	116,427
3.75%, 12/1/2025	375,000	384,176
3.75%, 9/21/2028 (b)	367,000	375,390
4.00%, 10/15/2023	185,000	189,196
4.25%, 9/21/2048	296,000	320,784
Invesco Finance PLC:
3.75%, 1/15/2026	100,000	101,978
4.00%, 1/30/2024	240,000	244,313
5.38%, 11/30/2043	105,000	119,571
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	152,000	158,702
Jefferies Group LLC:
2.75%, 10/15/2032	250,000	223,808
6.25%, 1/15/2036	70,000	82,072
6.45%, 6/8/2027	150,000	168,995
6.50%, 1/20/2043	273,000	327,507
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.63%, 10/15/2031	600,000	540,384
4.15%, 1/23/2030	363,000	370,028
4.85%, 1/15/2027	164,000	172,367
Lazard Group LLC:
3.63%, 3/1/2027	225,000	224,111
3.75%, 2/13/2025	76,000	76,762
Legg Mason, Inc. 5.63%, 1/15/2044	399,000	473,182
Mastercard, Inc.:
1.90%, 3/15/2031	183,000	169,163
2.00%, 3/3/2025	247,000	243,026
2.00%, 11/18/2031	250,000	228,485
2.95%, 11/21/2026 (b)	391,000	393,639
2.95%, 3/15/2051	200,000	183,368
3.35%, 3/26/2030	284,000	289,893
3.38%, 4/1/2024	211,000	214,760
3.50%, 2/26/2028 (b)	215,000	221,024
3.65%, 6/1/2049	289,000	299,872
3.80%, 11/21/2046 (b)	197,000	207,029
Security Description	Principal Amount	Value
3.85%, 3/26/2050	$459,000	$485,998
3.95%, 2/26/2048	265,000	284,075
Morgan Stanley Domestic Holdings, Inc. 4.50%, 6/20/2028	575,000	598,333
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	416,000	353,629
3.95%, 3/7/2052	400,000	388,100
4.25%, 6/1/2024	100,000	103,115
Nomura Holdings, Inc.:
1.65%, 7/14/2026	300,000	275,853
1.85%, 7/16/2025	203,000	191,595
2.17%, 7/14/2028	390,000	350,044
2.33%, 1/22/2027	250,000	233,958
2.61%, 7/14/2031	285,000	255,959
2.65%, 1/16/2025	296,000	288,431
2.68%, 7/16/2030	426,000	387,396
2.71%, 1/22/2029	300,000	277,689
3.00%, 1/22/2032	250,000	229,670
3.10%, 1/16/2030	334,000	314,955
ORIX Corp.:
2.25%, 3/9/2031 (b)	165,000	150,795
3.25%, 12/4/2024	191,000	191,504
3.70%, 7/18/2027	56,000	56,412
4.05%, 1/16/2024	98,000	99,899
Raymond James Financial, Inc.:
3.75%, 4/1/2051	295,000	289,475
4.95%, 7/15/2046	341,000	385,170
Stifel Financial Corp. 4.00%, 5/15/2030	214,000	215,511
Synchrony Financial:
3.70%, 8/4/2026	363,000	359,584
4.25%, 8/15/2024	283,000	287,194
4.38%, 3/19/2024	310,000	315,400
4.50%, 7/23/2025	412,000	420,730
5.15%, 3/19/2029	284,000	298,422
Visa, Inc.:
0.75%, 8/15/2027 (b)	235,000	213,197
1.10%, 2/15/2031 (b)	293,000	250,931
1.90%, 4/15/2027 (b)	456,000	438,312
2.05%, 4/15/2030	888,000	829,978
2.75%, 9/15/2027	801,000	798,485
3.15%, 12/14/2025	534,000	540,146
3.65%, 9/15/2047	195,000	201,092
4.15%, 12/14/2035	377,000	411,367
4.30%, 12/14/2045	457,000	510,140
Western Union Co.:
1.35%, 3/15/2026	184,000	169,961
2.75%, 3/15/2031	100,000	91,017
2.85%, 1/10/2025	223,000	220,349
4.25%, 6/9/2023	150,000	152,078
6.20%, 11/17/2036	196,000	214,894
		61,882,850

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 1.9%
AEP Texas, Inc.:
3.95%, 6/1/2028	$300,000	$305,628
Series I, 2.10%, 7/1/2030	380,000	338,918
AEP Transmission Co. LLC:
3.80%, 6/15/2049	248,000	244,907
4.00%, 12/1/2046	527,000	534,736
Series M, 3.65%, 4/1/2050	273,000	263,737
Series N, 2.75%, 8/15/2051	120,000	98,983
AES Corp.:
1.38%, 1/15/2026	345,000	318,183
2.45%, 1/15/2031 (b)	488,000	437,497
Alabama Power Co.:
3.05%, 3/15/2032	155,000	150,719
3.45%, 10/1/2049	350,000	323,428
3.85%, 12/1/2042	139,000	135,685
4.30%, 1/2/2046	500,000	518,935
Series 20-A, 1.45%, 9/15/2030 (b)	200,000	173,286
Series A, 4.30%, 7/15/2048	47,000	49,296
Ameren Corp.:
1.75%, 3/15/2028	125,000	112,851
1.95%, 3/15/2027 (b)	150,000	140,639
2.50%, 9/15/2024	474,000	466,933
3.50%, 1/15/2031	145,000	143,308
Ameren Illinois Co.:
1.55%, 11/15/2030	110,000	95,995
3.70%, 12/1/2047	219,000	217,093
American Electric Power Co., Inc.:
2.03%, 3/15/2024	115,000	113,006
2.30%, 3/1/2030	385,000	349,892
3.20%, 11/13/2027 (b)	239,000	236,820
Series J, 4.30%, 12/1/2028	253,000	261,744
Series M, 0.75%, 11/1/2023	135,000	130,725
Series N, 1.00%, 11/1/2025 (b)	100,000	92,534
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	290,000	270,007
Series Y, 4.50%, 3/1/2049	150,000	157,257
Arizona Public Service Co.:
2.20%, 12/15/2031	100,000	87,783
2.60%, 8/15/2029	200,000	187,398
2.65%, 9/15/2050	210,000	161,618
2.95%, 9/15/2027 (b)	108,000	105,546
3.15%, 5/15/2025	310,000	308,245
3.35%, 5/15/2050	235,000	205,585
3.50%, 12/1/2049	175,000	155,215
3.75%, 5/15/2046	135,000	125,133
4.25%, 3/1/2049	260,000	259,431
Atlantic City Electric Co. 2.30%, 3/15/2031 (b)	125,000	115,590
Security Description	Principal Amount	Value
Avangrid, Inc.:
3.15%, 12/1/2024	$447,000	$446,178
3.20%, 4/15/2025	175,000	174,605
3.80%, 6/1/2029	227,000	230,453
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	128,000	110,988
3.20%, 9/15/2049	400,000	364,872
3.50%, 8/15/2046	206,000	197,706
Series *, 3.75%, 8/15/2047	200,000	199,756
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	105,000	91,767
2.85%, 5/15/2051	179,000	151,674
3.25%, 4/15/2028	425,000	424,736
3.50%, 2/1/2025	230,000	232,880
3.70%, 7/15/2030	300,000	308,613
3.75%, 11/15/2023 (b)	339,000	345,366
3.80%, 7/15/2048	377,000	371,635
4.25%, 10/15/2050	317,000	337,164
4.45%, 1/15/2049	200,000	218,748
5.15%, 11/15/2043	250,000	284,325
6.13%, 4/1/2036	726,000	895,623
Black Hills Corp.:
1.04%, 8/23/2024	135,000	128,894
2.50%, 6/15/2030	323,000	293,723
3.15%, 1/15/2027	50,000	49,146
4.25%, 11/30/2023	287,000	292,008
4.35%, 5/1/2033	196,000	199,712
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	390,000	406,017
4.50%, 4/1/2044	230,000	253,106
Series AA, 3.00%, 2/1/2027	304,000	302,067
Series AD, 2.90%, 7/1/2050	120,000	105,318
Series AE, 2.35%, 4/1/2031	140,000	130,157
Series AF, 3.35%, 4/1/2051	160,000	153,166
Series AG, 3.00%, 3/1/2032	100,000	97,766
Series K2, 6.95%, 3/15/2033	276,000	355,739
CenterPoint Energy, Inc.:
2.50%, 9/1/2024	100,000	98,603
2.95%, 3/1/2030	150,000	143,168
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	257,000	260,590
Cleveland Electric Illuminating Co.:
5.50%, 8/15/2024	155,000	163,835
5.95%, 12/15/2036	215,000	249,768
CMS Energy Corp.:
3.00%, 5/15/2026	195,000	191,582
3.45%, 8/15/2027	105,000	105,752

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 3/1/2044	$395,000	$435,092
5 year CMT + 4.12%, 4.75%, 6/1/2050 (c)	234,000	230,778
Commonwealth Edison Co.:
2.55%, 6/15/2026	100,000	98,083
3.65%, 6/15/2046	314,000	309,416
3.70%, 8/15/2028	210,000	214,200
4.00%, 3/1/2048	155,000	164,576
4.00%, 3/1/2049	438,000	453,295
4.70%, 1/15/2044 (b)	88,000	97,781
5.90%, 3/15/2036	160,000	196,118
6.45%, 1/15/2038	170,000	221,892
Series 123, 3.75%, 8/15/2047	470,000	466,334
Series 127, 3.20%, 11/15/2049	495,000	454,989
Series 130, 3.13%, 3/15/2051	460,000	417,395
Series 131, 2.75%, 9/1/2051	230,000	194,506
Connecticut Light & Power Co.:
4.00%, 4/1/2048	158,000	165,879
Series A, 0.75%, 12/1/2025	380,000	349,349
Series A, 3.20%, 3/15/2027	211,000	211,137
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	100,000	102,337
3.85%, 6/15/2046	575,000	556,663
3.95%, 3/1/2043	100,000	97,552
4.45%, 3/15/2044	317,000	332,581
4.50%, 12/1/2045	375,000	394,777
4.50%, 5/15/2058	205,000	216,726
4.63%, 12/1/2054	250,000	271,147
Series 06-A, 5.85%, 3/15/2036	248,000	291,281
Series 09-C, 5.50%, 12/1/2039	458,000	537,092
Series 2017, 3.88%, 6/15/2047	255,000	247,888
Series 20A, 3.35%, 4/1/2030	140,000	139,482
Series A, 4.13%, 5/15/2049	390,000	396,618
Series B, 3.13%, 11/15/2027	487,000	481,779
Series C, 3.00%, 12/1/2060	160,000	130,067
Series C, 4.30%, 12/1/2056	325,000	335,042
Series E, 4.65%, 12/1/2048	150,000	164,465
Constellation Energy Generation LLC:
3.25%, 6/1/2025	265,000	264,406
Security Description	Principal Amount	Value
5.60%, 6/15/2042	$349,000	$371,797
6.25%, 10/1/2039	404,000	457,611
Consumers Energy Co.:
0.35%, 6/1/2023	69,000	67,223
2.50%, 5/1/2060	240,000	183,631
3.10%, 8/15/2050	207,000	189,465
3.50%, 8/1/2051	382,000	374,738
3.95%, 5/15/2043	75,000	76,865
4.05%, 5/15/2048	155,000	163,413
Dayton Power & Light Co. 3.95%, 6/15/2049	225,000	224,487
Delmarva Power & Light Co. 3.50%, 11/15/2023 (b)	428,000	433,226
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	125,000	133,076
5.45%, 2/1/2041 (b)	256,000	301,102
6.05%, 1/15/2038	100,000	122,761
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c) (e)	671,000	669,390
3.90%, 10/1/2025	435,000	445,218
4.25%, 6/1/2028 (b)	322,000	334,816
4.70%, 12/1/2044	200,000	213,056
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	105,000	106,095
Series A, 1.45%, 4/15/2026	155,000	144,542
Series A, 3.30%, 3/15/2025	370,000	371,968
Series B, 3.30%, 4/15/2041	209,000	189,755
Series B, 5.95%, 6/15/2035	277,000	324,334
Series C, 2.25%, 8/15/2031	160,000	144,232
Series C, 4.90%, 8/1/2041	220,000	239,598
Series D, 2.85%, 8/15/2026	341,000	334,586
Series F, 5.25%, 8/1/2033	309,000	345,925
DTE Electric Co.:
2.25%, 3/1/2030	450,000	420,165
3.70%, 3/15/2045 (b)	275,000	270,740
3.70%, 6/1/2046	200,000	199,812
3.75%, 8/15/2047	100,000	100,496
3.95%, 3/1/2049	142,000	146,726
4.30%, 7/1/2044	112,000	119,052
Series A, 1.90%, 4/1/2028	345,000	321,216
Series A, 3.00%, 3/1/2032	250,000	243,957
Series A, 4.05%, 5/15/2048	207,000	217,580
Series B, 3.65%, 3/1/2052 (b)	95,000	95,957
DTE Energy Co.:
2.85%, 10/1/2026	200,000	195,666

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series C, 2.53%, 10/1/2024	$365,000	$359,200
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	200,000	189,642
2.55%, 4/15/2031	235,000	222,035
2.85%, 3/15/2032 (b)	110,000	106,235
2.95%, 12/1/2026	472,000	472,066
3.55%, 3/15/2052	145,000	143,505
3.70%, 12/1/2047	350,000	346,605
3.75%, 6/1/2045	511,000	501,214
3.88%, 3/15/2046	350,000	355,726
4.00%, 9/30/2042	396,000	406,736
4.25%, 12/15/2041	297,000	311,066
5.30%, 2/15/2040	100,000	118,410
6.05%, 4/15/2038	120,000	149,629
6.10%, 6/1/2037	108,000	128,274
Duke Energy Corp.:
0.90%, 9/15/2025	105,000	97,295
2.45%, 6/1/2030	586,000	539,020
3.15%, 8/15/2027	228,000	225,706
3.40%, 6/15/2029	285,000	282,737
3.75%, 4/15/2024	506,000	513,985
3.75%, 9/1/2046	348,500	328,517
3.95%, 8/15/2047	305,000	296,469
4.20%, 6/15/2049	195,000	195,686
4.80%, 12/15/2045	274,000	292,895
Duke Energy Florida LLC:
1.75%, 6/15/2030	135,000	119,958
2.50%, 12/1/2029	215,000	204,392
3.20%, 1/15/2027	175,000	176,265
3.80%, 7/15/2028	339,000	348,011
3.85%, 11/15/2042	327,000	326,029
4.20%, 7/15/2048	263,000	278,654
Duke Energy Indiana LLC:
2.75%, 4/1/2050	315,000	265,148
6.12%, 10/15/2035	137,000	159,619
6.35%, 8/15/2038	221,000	279,631
Series WWW, 4.90%, 7/15/2043	327,000	362,921
Series YYY, 3.25%, 10/1/2049	250,000	227,410
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	375,000	339,915
3.70%, 6/15/2046	208,000	202,960
3.80%, 9/1/2023	158,000	159,662
4.30%, 2/1/2049	205,000	218,922
Duke Energy Progress LLC:
2.00%, 8/15/2031 (b)	250,000	224,332
2.50%, 8/15/2050	250,000	203,135
2.90%, 8/15/2051	250,000	219,105
3.60%, 9/15/2047	319,000	314,263
4.10%, 3/15/2043	125,000	128,370
4.15%, 12/1/2044	235,000	243,098
4.20%, 8/15/2045	272,000	286,421
Security Description	Principal Amount	Value
Edison International 3.55%, 11/15/2024	$376,000	$377,827
Emera US Finance L.P.:
3.55%, 6/15/2026	391,000	391,043
4.75%, 6/15/2046	430,000	449,711
Enel Chile SA 4.88%, 6/12/2028	301,000	311,451
Enel Generacion Chile SA 4.25%, 4/15/2024	130,000	131,573
Entergy Arkansas LLC:
2.65%, 6/15/2051	450,000	369,495
3.35%, 6/15/2052	165,000	153,633
3.50%, 4/1/2026	207,000	209,697
4.20%, 4/1/2049	110,000	117,198
Entergy Corp.:
0.90%, 9/15/2025	177,000	162,782
1.90%, 6/15/2028	255,000	231,033
2.40%, 6/15/2031	230,000	206,621
2.80%, 6/15/2030	201,000	188,271
2.95%, 9/1/2026	57,000	56,128
Entergy Louisiana LLC:
0.62%, 11/17/2023	200,000	194,144
0.95%, 10/1/2024 (b)	176,000	168,131
1.60%, 12/15/2030	203,000	176,289
2.35%, 6/15/2032	241,000	219,712
2.90%, 3/15/2051	160,000	138,154
3.10%, 6/15/2041 (b)	100,000	91,847
3.12%, 9/1/2027	377,000	372,107
4.00%, 3/15/2033	210,000	218,994
4.05%, 9/1/2023	228,000	231,751
4.20%, 4/1/2050	100,000	105,471
4.95%, 1/15/2045	97,000	100,603
Entergy Mississippi LLC:
3.50%, 6/1/2051	145,000	137,250
3.85%, 6/1/2049	215,000	215,578
Entergy Texas, Inc.:
1.75%, 3/15/2031	210,000	183,334
3.55%, 9/30/2049	205,000	192,520
4.00%, 3/30/2029 (b)	163,000	168,780
4.50%, 3/30/2039	250,000	261,207
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027 (b)	250,000	249,265
3.25%, 9/1/2049	370,000	331,838
4.13%, 3/1/2042	195,000	197,122
4.25%, 12/1/2045	125,000	128,588
Evergy Metro, Inc.:
4.20%, 6/15/2047	185,000	191,819
Series 2019, 4.13%, 4/1/2049	300,000	309,633
Evergy, Inc.:
2.45%, 9/15/2024	190,000	186,419
2.90%, 9/15/2029	329,000	314,461
Eversource Energy:
2.80%, 5/1/2023	152,000	152,421
2.90%, 3/1/2027	100,000	98,078

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 3/1/2032	$100,000	$97,849
3.45%, 1/15/2050	135,000	123,312
Series M, 3.30%, 1/15/2028	180,000	177,203
Series N, 3.80%, 12/1/2023	108,000	109,548
Series O, 4.25%, 4/1/2029	275,000	285,728
Series Q, 0.80%, 8/15/2025	80,000	73,646
Series R, 1.65%, 8/15/2030	95,000	81,829
Exelon Corp.:
2.75%, 3/15/2027 (d)	250,000	243,517
3.35%, 3/15/2032 (d)	250,000	243,880
3.95%, 6/15/2025	480,000	490,915
4.10%, 3/15/2052 (d)	105,000	106,897
5.10%, 6/15/2045	471,000	527,633
5.63%, 6/15/2035	145,000	165,351
Florida Power & Light Co.:
2.45%, 2/3/2032	700,000	658,924
2.85%, 4/1/2025	390,000	390,374
3.13%, 12/1/2025 (b)	153,000	154,244
3.15%, 10/1/2049	200,000	187,602
3.25%, 6/1/2024	222,000	224,875
3.95%, 3/1/2048	415,000	442,158
3.99%, 3/1/2049	379,000	406,110
4.05%, 10/1/2044	510,000	535,765
5.65%, 2/1/2037	193,000	232,924
5.69%, 3/1/2040	115,000	144,173
5.95%, 2/1/2038	358,000	451,116
5.96%, 4/1/2039	113,000	142,830
Georgia Power Co.:
3.25%, 3/30/2027	279,000	277,432
4.30%, 3/15/2042	356,000	359,966
Series A, 2.10%, 7/30/2023	612,000	608,787
Series A, 3.25%, 3/15/2051	177,000	154,178
Series B, 2.65%, 9/15/2029 (b)	150,000	141,719
Series B, 3.70%, 1/30/2050	268,000	249,736
Gulf Power Co. Series A, 3.30%, 5/30/2027	245,000	245,745
Iberdrola International B.V. 6.75%, 7/15/2036	143,000	186,821
Idaho Power Co. Series K, 4.20%, 3/1/2048	350,000	370,818
Indiana Michigan Power Co.:
4.25%, 8/15/2048	66,000	68,033
Series K, 4.55%, 3/15/2046	320,000	338,989
Interstate Power & Light Co.:
2.30%, 6/1/2030	185,000	169,149
3.50%, 9/30/2049	200,000	183,388
Security Description	Principal Amount	Value
3.70%, 9/15/2046	$110,000	$105,191
4.10%, 9/26/2028	230,000	237,013
ITC Holdings Corp.:
3.25%, 6/30/2026	115,000	114,216
3.35%, 11/15/2027	206,000	205,981
3.65%, 6/15/2024	30,000	30,245
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	143,283	155,627
Kentucky Utilities Co.:
3.30%, 6/1/2050	201,000	182,854
4.38%, 10/1/2045	336,000	349,759
5.13%, 11/1/2040	465,000	521,479
MidAmerican Energy Co.:
3.10%, 5/1/2027	180,000	180,045
3.15%, 4/15/2050	178,000	164,289
3.50%, 10/15/2024	422,000	430,381
3.65%, 8/1/2048	235,000	232,751
4.80%, 9/15/2043	250,000	283,875
6.75%, 12/30/2031	248,000	313,172
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	291,000	289,915
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026	190,000	173,248
1.35%, 3/15/2031	100,000	84,285
2.40%, 3/15/2030	167,000	156,180
2.75%, 4/15/2032	250,000	236,100
2.95%, 2/7/2024 (b)	337,000	338,611
3.40%, 2/7/2028	167,000	166,815
3.70%, 3/15/2029	310,000	316,823
4.30%, 3/15/2049	412,000	442,228
4.40%, 11/1/2048	120,000	129,710
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	116,000	113,101
Series C, 8.00%, 3/1/2032	240,000	323,143
Series MTN, 1.88%, 2/7/2025	125,000	121,189
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	317,000	326,250
Series DD, 2.40%, 5/1/2030 (b)	100,000	93,897
Series EE, 3.13%, 8/1/2050	65,000	58,053
Series N, 6.65%, 4/1/2036	110,000	141,352
Series R, 6.75%, 7/1/2037	505,000	657,252
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	430,000	403,654
2.25%, 6/1/2030	999,000	915,414
2.44%, 1/15/2032	400,000	365,864
2.75%, 11/1/2029	191,000	182,468
3.00%, 1/15/2052	200,000	170,910

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 5/1/2027	$292,000	$295,048
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	376,000	368,630
Northern States Power Co.:
2.25%, 4/1/2031	164,000	151,910
2.60%, 6/1/2051 (b)	325,000	273,676
2.90%, 3/1/2050	312,500	277,416
3.20%, 4/1/2052	85,000	80,307
3.40%, 8/15/2042	205,000	198,604
6.25%, 6/1/2036	180,000	227,367
NorthWestern Corp. 4.18%, 11/15/2044	250,000	260,015
NSTAR Electric Co.:
1.95%, 8/15/2031	250,000	222,222
3.10%, 6/1/2051 (b)	200,000	180,658
3.20%, 5/15/2027	370,000	371,117
5.50%, 3/15/2040	250,000	300,195
OGE Energy Corp. 0.70%, 5/26/2023	105,000	102,797
Oglethorpe Power Corp.:
5.05%, 10/1/2048	185,000	206,669
5.38%, 11/1/2040	190,000	214,993
5.95%, 11/1/2039	350,000	413,458
Ohio Power Co.:
4.00%, 6/1/2049	357,000	355,122
4.15%, 4/1/2048	147,000	149,802
Series Q, 1.63%, 1/15/2031	65,000	55,689
Series R, 2.90%, 10/1/2051	250,000	208,705
Oklahoma Gas & Electric Co.:
0.55%, 5/26/2023	95,000	93,142
3.30%, 3/15/2030	110,000	108,681
3.85%, 8/15/2047 (b)	286,000	282,554
4.15%, 4/1/2047	230,000	234,253
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	650,000	596,843
3.80%, 9/30/2047	420,000	424,612
3.80%, 6/1/2049	470,000	476,209
4.10%, 11/15/2048	155,000	164,075
5.25%, 9/30/2040	230,000	271,970
5.30%, 6/1/2042	215,000	257,237
Series *, 3.10%, 9/15/2049	359,000	329,225
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	504,000	453,126
2.50%, 2/1/2031	860,000	739,978
2.95%, 3/1/2026	100,000	95,339
3.00%, 6/15/2028	400,000	372,512
3.15%, 1/1/2026	150,000	144,516
3.25%, 2/16/2024 (b)	180,000	179,411
3.25%, 6/1/2031	585,000	529,045
3.30%, 3/15/2027	100,000	95,987
3.30%, 12/1/2027	466,000	440,612
3.30%, 8/1/2040	609,000	499,350
Security Description	Principal Amount	Value
3.45%, 7/1/2025	$1,000,000	$980,040
3.50%, 8/1/2050	305,000	242,911
3.75%, 7/1/2028	460,000	442,764
4.00%, 12/1/2046	200,000	166,400
4.20%, 3/1/2029	140,000	137,873
4.20%, 6/1/2041	460,000	402,647
4.25%, 3/15/2046	125,000	108,168
4.30%, 3/15/2045	200,000	171,348
4.40%, 3/1/2032	600,000	589,524
4.50%, 7/1/2040	475,000	434,107
4.55%, 7/1/2030	275,000	272,863
4.65%, 8/1/2028	150,000	148,797
4.75%, 2/15/2044	440,000	399,243
4.95%, 7/1/2050	743,000	703,302
5.25%, 3/1/2052	200,000	202,148
PacifiCorp:
4.10%, 2/1/2042	100,000	100,952
4.13%, 1/15/2049	420,000	438,081
4.15%, 2/15/2050	310,000	324,350
6.00%, 1/15/2039	258,000	319,626
6.35%, 7/15/2038	330,000	419,918
7.70%, 11/15/2031	100,000	132,737
PECO Energy Co.:
2.80%, 6/15/2050	270,000	233,272
2.85%, 9/15/2051 (b)	155,000	134,748
3.05%, 3/15/2051	115,000	103,775
3.70%, 9/15/2047	227,000	227,919
3.90%, 3/1/2048	140,000	144,539
4.15%, 10/1/2044	115,000	120,697
Pinnacle West Capital Corp. 1.30%, 6/15/2025	145,000	135,856
Potomac Electric Power Co.:
3.60%, 3/15/2024 (b)	247,000	250,386
4.15%, 3/15/2043 (b)	280,000	290,811
PPL Capital Funding, Inc. 3.10%, 5/15/2026	116,000	114,437
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	235,000	239,042
4.13%, 6/15/2044	230,000	235,115
4.15%, 10/1/2045	100,000	102,661
4.15%, 6/15/2048	222,000	234,305
Progress Energy, Inc. 7.75%, 3/1/2031	250,000	321,385
Public Service Co. of Colorado:
3.70%, 6/15/2028 (b)	229,000	234,734
3.80%, 6/15/2047	140,000	140,892
4.05%, 9/15/2049	330,000	345,249
Series 35, 1.90%, 1/15/2031	289,000	258,852
Series 36, 2.70%, 1/15/2051	285,000	240,024
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	185,000	178,749
Series V, 2.20%, 6/15/2031	325,000	295,207

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Public Service Co. of Oklahoma:
Series J, 2.20%, 8/15/2031	$250,000	$223,430
Series K, 3.15%, 8/15/2051	250,000	218,803
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	139,551
Series MTN, 1.90%, 8/15/2031	115,000	102,583
Series MTN, 2.05%, 8/1/2050	200,000	148,180
Series MTN, 2.25%, 9/15/2026	205,000	197,739
Series MTN, 2.38%, 5/15/2023	100,000	100,215
Series MTN, 2.45%, 1/15/2030 (b)	135,000	128,282
Series MTN, 2.70%, 5/1/2050	403,000	340,205
Series MTN, 3.00%, 3/1/2051	100,000	89,180
Series MTN, 3.15%, 1/1/2050	135,000	124,061
Series MTN, 3.20%, 5/15/2029	100,000	100,071
Series MTN, 3.20%, 8/1/2049	175,000	162,740
Series MTN, 3.60%, 12/1/2047	185,000	181,772
Series MTN, 3.80%, 3/1/2046	566,000	569,837
Series MTN, 3.95%, 5/1/2042	140,000	142,831
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	340,000	313,327
1.60%, 8/15/2030	570,000	489,202
2.88%, 6/15/2024	203,000	201,482
Puget Energy, Inc. 4.10%, 6/15/2030	189,000	189,161
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	315,000	269,064
3.25%, 9/15/2049	306,000	273,989
4.22%, 6/15/2048	165,000	171,417
5.64%, 4/15/2041	106,000	125,713
6.27%, 3/15/2037	136,000	167,009
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	316,000	333,563
4.50%, 8/15/2040	128,000	137,970
6.00%, 6/1/2039	150,000	185,369
Series RRR, 3.75%, 6/1/2047	567,000	555,286
Series VVV, 1.70%, 10/1/2030	196,500	173,138
Security Description	Principal Amount	Value
Sempra Energy:
3.40%, 2/1/2028	$307,000	$306,042
3.70%, 4/1/2029	300,000	301,764
3.80%, 2/1/2038	483,000	475,388
4.00%, 2/1/2048	265,000	262,763
6.00%, 10/15/2039	169,000	206,920
Sierra Pacific Power Co. 2.60%, 5/1/2026	225,000	221,236
Southern California Edison Co.:
0.70%, 4/3/2023	75,000	73,849
1.10%, 4/1/2024	210,000	202,942
2.25%, 6/1/2030	415,000	374,699
2.75%, 2/1/2032	255,000	236,064
2.85%, 8/1/2029 (b)	230,000	219,751
3.65%, 2/1/2050	208,000	192,254
4.00%, 4/1/2047	190,000	183,092
4.50%, 9/1/2040	350,000	353,969
4.65%, 10/1/2043	248,000	257,791
5.50%, 3/15/2040	375,000	420,251
5.63%, 2/1/2036	211,000	235,343
Series 05-E, 5.35%, 7/15/2035	340,000	372,626
Series 06-E, 5.55%, 1/15/2037	118,000	130,853
Series 13-A, 3.90%, 3/15/2043	533,000	496,681
Series B, 3.65%, 3/1/2028	133,000	133,468
Series B, 4.88%, 3/1/2049	410,000	438,335
Series C, 4.13%, 3/1/2048	316,000	309,152
Series D, 3.40%, 6/1/2023	195,000	195,690
Series E, 3.70%, 8/1/2025	110,000	111,819
Series G, 2.50%, 6/1/2031	171,000	155,661
Series J, 0.70%, 8/1/2023	125,000	121,823
Series K, 0.98%, 8/1/2024	125,000	119,336
Southern Co.:
3.25%, 7/1/2026	1,012,000	1,012,466
4.25%, 7/1/2036	518,000	524,817
4.40%, 7/1/2046	299,000	306,861
Series 21-A, 0.60%, 2/26/2024 (b)	306,000	294,109
Series 21-A, 5 year CMT + 2.92%, 3.75%, 9/15/2051 (b) (c)	175,000	161,263
Series 21-B, 1.75%, 3/15/2028	360,000	324,342
Southern Power Co.:
0.90%, 1/15/2026	80,000	73,378
4.15%, 12/1/2025	194,000	199,283
5.15%, 9/15/2041	200,000	212,674
Southwestern Electric Power Co.:
6.20%, 3/15/2040	260,000	319,366
Series L, 3.85%, 2/1/2048	150,000	140,637
Series N, 1.65%, 3/15/2026	250,000	235,347

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Public Service Co.:
3.40%, 8/15/2046	$225,000	$208,989
3.75%, 6/15/2049	300,000	297,822
4.50%, 8/15/2041	300,000	318,837
Series 6, 4.40%, 11/15/2048	190,000	204,134
Series 8, 3.15%, 5/1/2050	350,000	316,204
Tampa Electric Co.:
2.40%, 3/15/2031	55,000	50,654
3.45%, 3/15/2051	160,000	149,202
3.63%, 6/15/2050	15,000	14,333
4.10%, 6/15/2042	125,000	125,919
4.30%, 6/15/2048	130,000	138,542
4.45%, 6/15/2049	303,000	329,340
Tucson Electric Power Co.:
1.50%, 8/1/2030	356,000	304,846
3.25%, 5/1/2051	150,000	132,366
4.00%, 6/15/2050	250,000	249,605
4.85%, 12/1/2048	195,000	219,917
Union Electric Co.:
2.15%, 3/15/2032	140,000	127,425
2.95%, 6/15/2027	218,000	215,591
3.25%, 10/1/2049	500,000	457,125
3.50%, 3/15/2029	114,000	115,898
3.65%, 4/15/2045	90,000	86,020
3.90%, 9/15/2042	310,000	307,272
3.90%, 4/1/2052 (f)	400,000	414,128
Virginia Electric & Power Co.:
2.40%, 3/30/2032 (b)	250,000	230,882
2.45%, 12/15/2050	236,000	189,794
2.95%, 11/15/2051	200,000	176,212
Series A, 2.88%, 7/15/2029	169,000	164,702
Series A, 3.15%, 1/15/2026 (b)	606,000	606,879
Series A, 3.80%, 4/1/2028	550,000	563,277
Series B, 3.80%, 9/15/2047	220,000	218,926
Series B, 4.20%, 5/15/2045	200,000	208,132
Series B, 6.00%, 1/15/2036	284,000	345,040
Series C, 4.00%, 11/15/2046	110,000	113,123
WEC Energy Group, Inc.:
0.55%, 9/15/2023	200,000	194,290
0.80%, 3/15/2024 (b)	260,000	249,410
1.38%, 10/15/2027	215,000	193,276
1.80%, 10/15/2030	115,000	99,536
2.20%, 12/15/2028	400,000	366,772
Wisconsin Electric Power Co. 2.05%, 12/15/2024	395,000	387,361
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	246,000	243,889
3.65%, 4/1/2050	335,000	325,258
Security Description	Principal Amount	Value
Wisconsin Public Service Corp. 3.67%, 12/1/2042	$135,000	$130,270
Xcel Energy, Inc.:
0.50%, 10/15/2023	200,000	193,714
2.60%, 12/1/2029	220,000	207,799
3.40%, 6/1/2030	150,000	149,840
3.50%, 12/1/2049	160,000	148,394
4.00%, 6/15/2028	110,000	112,017
6.50%, 7/1/2036	5,000	6,272
		128,527,889
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	101,000	88,769
Emerson Electric Co.:
0.88%, 10/15/2026 (b)	411,000	377,693
1.80%, 10/15/2027	123,000	115,314
1.95%, 10/15/2030	355,000	322,549
2.00%, 12/21/2028	250,000	233,025
2.20%, 12/21/2031	200,000	184,536
2.75%, 10/15/2050	110,000	93,397
2.80%, 12/21/2051	450,000	386,122
		1,801,405
ELECTRONICS — 0.1%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	195,000	174,948
2.30%, 3/12/2031	350,000	316,638
2.75%, 9/15/2029	155,000	147,802
Allegion PLC 3.50%, 10/1/2029	100,000	96,788
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	107,000	105,623
3.55%, 10/1/2027	92,000	90,406
Amphenol Corp.:
2.20%, 9/15/2031	147,000	130,723
2.80%, 2/15/2030	112,000	106,081
3.20%, 4/1/2024	100,000	100,599
4.35%, 6/1/2029	443,000	466,988
Arrow Electronics, Inc.:
3.25%, 9/8/2024	127,000	127,216
3.88%, 1/12/2028 (b)	184,000	185,765
Flex, Ltd.:
3.75%, 2/1/2026	275,000	275,126
4.88%, 6/15/2029	203,000	212,423
4.88%, 5/12/2030	310,000	321,916
Fortive Corp.:
3.15%, 6/15/2026	180,000	179,431
4.30%, 6/15/2046	230,000	241,833
Honeywell International, Inc.:
1.10%, 3/1/2027	400,000	368,648
1.35%, 6/1/2025 (b)	205,000	196,935
1.75%, 9/1/2031 (b)	270,000	241,909
1.95%, 6/1/2030	345,000	318,276
2.30%, 8/15/2024 (b)	200,000	199,182

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 11/1/2026	$209,000	$206,197
2.70%, 8/15/2029 (b)	196,000	192,443
3.81%, 11/21/2047	450,000	478,786
5.70%, 3/15/2037	227,000	282,370
Hubbell, Inc.:
2.30%, 3/15/2031 (b)	290,000	263,894
3.15%, 8/15/2027	100,000	99,129
Jabil, Inc.:
3.00%, 1/15/2031	240,000	220,370
3.60%, 1/15/2030	118,000	114,309
3.95%, 1/12/2028	109,000	109,255
Keysight Technologies, Inc.:
3.00%, 10/30/2029	268,000	255,865
4.55%, 10/30/2024	250,000	257,275
TD SYNNEX Corp.:
1.25%, 8/9/2024 (d)	90,000	85,661
1.75%, 8/9/2026 (d)	250,000	228,888
2.38%, 8/9/2028 (d)	275,000	247,393
2.65%, 8/9/2031 (d)	50,000	43,019
Trimble, Inc.:
4.75%, 12/1/2024	267,000	274,698
4.90%, 6/15/2028	100,000	103,794
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	41,869
3.13%, 8/15/2027	339,000	337,919
3.70%, 2/15/2026	198,000	201,804
Vontier Corp.:
1.80%, 4/1/2026	273,000	246,926
2.40%, 4/1/2028	202,000	177,970
2.95%, 4/1/2031	274,000	243,274
		9,318,364
ENTERTAINMENT — 0.1%
Magallanes, Inc.:
3.43%, 3/15/2024 (d)	200,000	201,098
3.64%, 3/15/2025 (d)	200,000	200,930
3.76%, 3/15/2027 (d)	2,050,000	2,047,027
4.05%, 3/15/2029 (d)	210,000	211,025
4.28%, 3/15/2032 (d)	1,570,000	1,578,839
5.05%, 3/15/2042 (d)	1,050,000	1,071,200
5.14%, 3/15/2052 (d)	1,145,000	1,172,182
5.39%, 3/15/2062 (d)	745,000	769,749
		7,252,050
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
0.88%, 11/15/2025	110,000	100,693
1.45%, 2/15/2031	270,000	228,847
1.75%, 2/15/2032	226,000	194,172
2.30%, 3/1/2030	227,000	209,169
2.50%, 8/15/2024	237,000	234,609
2.90%, 7/1/2026 (b)	112,000	110,696
3.05%, 3/1/2050	222,000	193,679
3.20%, 3/15/2025	125,000	125,055
3.38%, 11/15/2027	285,000	286,402
3.95%, 5/15/2028	47,000	48,272
Security Description	Principal Amount	Value
4.75%, 5/15/2023	$163,000	$166,149
Waste Connections, Inc.:
2.20%, 1/15/2032	215,000	192,449
2.60%, 2/1/2030	195,000	183,544
2.95%, 1/15/2052	165,000	141,245
3.20%, 6/1/2032	155,000	151,072
3.50%, 5/1/2029 (b)	210,000	210,857
4.25%, 12/1/2028	270,000	280,770
Waste Management, Inc.:
0.75%, 11/15/2025	225,000	207,929
1.15%, 3/15/2028 (b)	327,000	292,590
1.50%, 3/15/2031	284,000	244,442
2.00%, 6/1/2029 (b)	204,000	189,290
2.50%, 11/15/2050 (b)	52,000	42,025
3.15%, 11/15/2027 (b)	229,000	229,747
4.15%, 7/15/2049	100,000	106,749
		4,370,452
FOOD — 0.3%
Ahold Finance USA LLC 6.88%, 5/1/2029	590,000	708,726
Campbell Soup Co.:
3.30%, 3/19/2025	104,000	104,036
3.95%, 3/15/2025	330,000	336,270
4.80%, 3/15/2048	317,000	343,935
Conagra Brands, Inc.:
4.30%, 5/1/2024	503,000	516,863
4.60%, 11/1/2025	302,000	312,926
4.85%, 11/1/2028	242,000	256,607
5.30%, 11/1/2038	676,000	742,160
5.40%, 11/1/2048 (b)	200,000	228,694
7.00%, 10/1/2028	133,000	156,896
8.25%, 9/15/2030	200,000	258,820
Flowers Foods, Inc.:
2.40%, 3/15/2031	110,000	98,646
3.50%, 10/1/2026	156,000	157,621
General Mills, Inc.:
2.88%, 4/15/2030 (b)	146,000	140,137
3.20%, 2/10/2027 (b)	275,000	275,665
3.65%, 2/15/2024	100,000	101,481
3.70%, 10/17/2023	311,000	316,110
4.00%, 4/17/2025	674,000	688,902
4.20%, 4/17/2028	336,000	350,858
Hershey Co.:
0.90%, 6/1/2025	110,000	103,678
1.70%, 6/1/2030	175,000	157,493
2.05%, 11/15/2024 (b)	235,000	232,239
2.30%, 8/15/2026	20,000	19,551
2.65%, 6/1/2050	100,000	84,879
3.13%, 11/15/2049	350,000	324,523
3.38%, 8/15/2046	75,000	72,574
Hormel Foods Corp.:
0.65%, 6/3/2024 (b)	97,000	93,104
1.70%, 6/3/2028 (b)	180,000	165,973
1.80%, 6/11/2030 (b)	140,000	125,430
3.05%, 6/3/2051 (b)	195,000	175,802

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ingredion, Inc. 3.90%, 6/1/2050	$175,000	$170,334
J M Smucker Co. 3.50%, 3/15/2025	217,000	219,992
JM Smucker Co.:
2.38%, 3/15/2030	115,000	105,227
2.75%, 9/15/2041	200,000	163,596
3.38%, 12/15/2027 (b)	195,000	195,380
3.55%, 3/15/2050	75,000	67,946
4.25%, 3/15/2035	165,000	169,437
4.38%, 3/15/2045	25,000	25,548
Kellogg Co.:
2.10%, 6/1/2030	125,000	112,444
2.65%, 12/1/2023 (b)	172,000	172,341
3.25%, 4/1/2026	113,000	113,441
3.40%, 11/15/2027 (b)	372,000	372,744
Series B, 7.45%, 4/1/2031	234,000	299,328
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040 (b)	196,000	238,173
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	2,000,000	1,969,640
4.38%, 6/1/2046	2,000,000	1,983,200
Kroger Co.:
1.70%, 1/15/2031 (b)	280,000	243,858
2.20%, 5/1/2030	349,000	319,307
2.65%, 10/15/2026	356,000	347,460
3.70%, 8/1/2027 (b)	293,000	300,806
3.88%, 10/15/2046	510,000	501,049
4.45%, 2/1/2047	194,000	206,203
4.65%, 1/15/2048	275,000	299,893
5.40%, 7/15/2040	129,000	149,319
5.40%, 1/15/2049	169,000	204,821
6.90%, 4/15/2038	49,000	64,541
McCormick & Co., Inc.:
0.90%, 2/15/2026	215,000	196,923
1.85%, 2/15/2031	135,000	117,615
2.50%, 4/15/2030	390,000	362,045
3.15%, 8/15/2024	100,000	100,308
3.40%, 8/15/2027	123,000	123,827
4.20%, 8/15/2047	200,000	208,476
Mondelez International, Inc.:
1.50%, 5/4/2025	186,000	178,381
1.50%, 2/4/2031 (b)	155,000	132,633
1.88%, 10/15/2032 (b)	155,000	133,701
2.63%, 9/4/2050	247,000	200,636
2.75%, 4/13/2030	347,000	331,791
Sysco Corp.:
2.40%, 2/15/2030 (b)	100,000	92,856
3.25%, 7/15/2027 (b)	104,000	103,546
3.30%, 2/15/2050	135,000	117,565
3.75%, 10/1/2025	284,000	288,933
4.45%, 3/15/2048	125,000	129,636
4.50%, 4/1/2046	238,000	246,563
4.85%, 10/1/2045	114,000	121,361
5.38%, 9/21/2035	249,000	284,097
Security Description	Principal Amount	Value
6.60%, 4/1/2050	$247,000	$330,940
Tyson Foods, Inc.:
3.55%, 6/2/2027	790,000	797,647
3.90%, 9/28/2023	225,000	228,393
3.95%, 8/15/2024	150,000	152,892
4.00%, 3/1/2026	182,000	186,281
4.55%, 6/2/2047	222,000	236,792
4.88%, 8/15/2034	185,000	199,741
5.10%, 9/28/2048	293,000	340,651
5.15%, 8/15/2044	152,000	171,945
		22,782,802
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	471,000	477,396
4.50%, 8/1/2024	392,000	402,854
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	307,000	325,230
Georgia-Pacific LLC 8.00%, 1/15/2024	250,000	272,963
International Paper Co.:
4.35%, 8/15/2048	151,000	158,630
4.80%, 6/15/2044	728,000	776,943
6.00%, 11/15/2041	289,000	346,286
Suzano Austria GmbH:
2.50%, 9/15/2028	305,000	275,720
3.75%, 1/15/2031 (b)	300,000	282,378
5.00%, 1/15/2030	483,000	493,641
6.00%, 1/15/2029 (b)	695,000	750,537
		4,562,578
GAS — 0.1%
Atmos Energy Corp.:
1.50%, 1/15/2031	380,000	327,526
2.63%, 9/15/2029	250,000	238,608
3.00%, 6/15/2027	201,000	199,659
3.38%, 9/15/2049 (b)	251,000	234,291
4.13%, 3/15/2049	178,000	187,124
4.15%, 1/15/2043	108,000	108,639
5.50%, 6/15/2041	200,000	237,464
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	300,000	296,805
National Fuel Gas Co.:
2.95%, 3/1/2031	171,000	155,525
5.20%, 7/15/2025	50,000	51,965
5.50%, 1/15/2026	360,000	379,782
NiSource, Inc.:
0.95%, 8/15/2025	229,000	210,627
1.70%, 2/15/2031	200,000	169,698
3.49%, 5/15/2027	265,000	264,372
3.60%, 5/1/2030	258,000	256,016
4.38%, 5/15/2047	332,000	337,355
4.80%, 2/15/2044	610,000	635,224

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 2/1/2045	$320,000	$362,378
5.95%, 6/15/2041	67,000	78,597
ONE Gas, Inc. 1.10%, 3/11/2024	241,000	231,856
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	140,000	128,073
3.50%, 6/1/2029	333,000	333,539
3.64%, 11/1/2046	458,000	426,164
Southern California Gas Co.:
3.75%, 9/15/2042	400,000	392,232
Series VV, 4.30%, 1/15/2049	250,000	269,270
Series WW, 3.95%, 2/15/2050	413,000	425,820
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	445,000	443,291
4.40%, 5/30/2047	454,000	457,264
5.88%, 3/15/2041	125,000	147,611
Series 20-A, 1.75%, 1/15/2031	175,000	150,180
Series 21A, 3.15%, 9/30/2051	125,000	106,709
Southwest Gas Corp.:
2.20%, 6/15/2030	255,000	224,811
3.18%, 8/15/2051	175,000	143,253
3.70%, 4/1/2028	200,000	199,144
3.80%, 9/29/2046	100,000	91,610
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	275,000	269,629
Series MTN, 3.65%, 9/15/2049	350,000	337,484
		9,509,595
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc.:
2.80%, 3/1/2031	155,000	141,543
4.63%, 6/15/2028	214,000	222,162
Snap-on, Inc.:
3.10%, 5/1/2050	179,000	164,041
4.10%, 3/1/2048	270,000	286,208
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	135,000	132,466
2.30%, 3/15/2030	304,000	282,325
2.75%, 11/15/2050 (b)	275,000	227,200
3.00%, 5/15/2032 (b)	215,000	207,679
3.40%, 3/1/2026	410,000	414,514
		2,078,138
HEALTH CARE PRODUCTS — 0.2%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	368,000	335,506
1.40%, 6/30/2030 (b)	126,000	112,547
2.95%, 3/15/2025	514,000	517,603
3.40%, 11/30/2023	243,000	246,992
Security Description	Principal Amount	Value
3.75%, 11/30/2026 (b)	$349,000	$362,217
3.88%, 9/15/2025	67,000	69,284
4.75%, 11/30/2036	341,000	397,193
4.75%, 4/15/2043	400,000	462,972
4.90%, 11/30/2046	882,000	1,076,648
6.00%, 4/1/2039	219,000	285,694
Baxter International, Inc.:
0.87%, 12/1/2023 (d)	540,000	522,871
1.73%, 4/1/2031	90,000	77,915
1.92%, 2/1/2027 (d)	900,000	841,653
2.60%, 8/15/2026 (b)	288,000	279,844
3.50%, 8/15/2046	155,000	142,102
3.95%, 4/1/2030	255,000	263,035
Boston Scientific Corp.:
1.90%, 6/1/2025	103,000	98,844
2.65%, 6/1/2030	520,000	489,112
3.45%, 3/1/2024	113,000	114,355
4.55%, 3/1/2039	143,000	152,644
Danaher Corp.:
2.80%, 12/10/2051	250,000	212,492
3.35%, 9/15/2025 (b)	75,000	75,415
4.38%, 9/15/2045	126,000	133,424
Dentsply Sirona, Inc. 3.25%, 6/1/2030	120,000	115,634
DH Europe Finance II Sarl:
2.20%, 11/15/2024 (b)	28,000	27,460
2.60%, 11/15/2029	583,000	555,430
3.25%, 11/15/2039	215,000	204,665
Edwards Lifesciences Corp. 4.30%, 6/15/2028	195,000	203,502
Koninklijke Philips NV:
5.00%, 3/15/2042	119,000	131,620
6.88%, 3/11/2038	270,000	354,216
Medtronic Global Holdings SCA 3.35%, 4/1/2027	297,000	300,558
Medtronic, Inc.:
4.38%, 3/15/2035	550,000	611,083
4.63%, 3/15/2045 (b)	520,000	604,490
PerkinElmer, Inc.:
0.55%, 9/15/2023	160,000	155,453
0.85%, 9/15/2024	145,000	137,640
1.90%, 9/15/2028	250,000	226,185
2.25%, 9/15/2031	230,000	203,465
2.55%, 3/15/2031	110,000	100,732
3.30%, 9/15/2029	213,000	207,950
Smith & Nephew PLC 2.03%, 10/14/2030	230,000	200,512
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	300,000	275,529
3.75%, 3/15/2051	160,000	149,722
Stryker Corp.:
0.60%, 12/1/2023	460,000	445,409
1.15%, 6/15/2025 (b)	225,000	211,986
1.95%, 6/15/2030	178,000	159,685

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 6/15/2050 (b)	$100,000	$86,824
3.38%, 5/15/2024	500,000	505,180
4.10%, 4/1/2043	300,000	304,128
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	390,000	380,765
1.22%, 10/18/2024	560,000	538,530
1.75%, 10/15/2028	140,000	128,250
2.00%, 10/15/2031 (b)	175,000	157,241
2.60%, 10/1/2029 (b)	448,000	429,981
2.80%, 10/15/2041	90,000	80,421
4.10%, 8/15/2047	150,000	162,099
5.30%, 2/1/2044	175,000	214,805
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	220,000	221,327
5.75%, 11/30/2039	190,000	219,851
		16,282,690
HEALTH CARE SERVICES — 0.8%
Adventist Health System:
2.95%, 3/1/2029 (b)	100,000	97,474
3.63%, 3/1/2049	310,000	299,072
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	209,000	198,843
4.27%, 8/15/2048	165,000	179,145
Series 2020, 2.21%, 6/15/2030	250,000	231,580
Series 2020, 3.01%, 6/15/2050	132,000	116,784
Aetna, Inc.:
2.80%, 6/15/2023	450,000	451,962
3.88%, 8/15/2047	317,000	309,031
4.13%, 11/15/2042	247,000	242,547
4.50%, 5/15/2042	221,000	229,597
4.75%, 3/15/2044	230,000	245,898
6.63%, 6/15/2036	241,000	303,805
AHS Hospital Corp.:
5.02%, 7/1/2045	260,000	308,438
Series 2021, 2.78%, 7/1/2051	150,000	126,399
Allina Health System:
Series 2019, 3.89%, 4/15/2049	200,000	202,936
Series 2021, 2.90%, 11/15/2051	250,000	209,655
Anthem, Inc.:
1.50%, 3/15/2026	481,000	453,463
2.25%, 5/15/2030	453,000	416,167
2.55%, 3/15/2031	415,000	388,274
2.88%, 9/15/2029	343,000	331,777
3.13%, 5/15/2050	225,000	200,086
3.50%, 8/15/2024	241,000	244,417
3.60%, 3/15/2051	335,000	322,618
3.65%, 12/1/2027	469,000	478,638
4.10%, 3/1/2028	220,000	228,369
4.55%, 3/1/2048	310,000	342,296
Security Description	Principal Amount	Value
4.63%, 5/15/2042	$411,000	$450,308
4.65%, 1/15/2043	190,000	209,114
4.65%, 8/15/2044	244,000	266,141
5.10%, 1/15/2044	200,000	230,754
Ascension Health:
3.95%, 11/15/2046	314,000	328,563
Series B, 2.53%, 11/15/2029 (b)	217,000	209,053
Series B, 3.11%, 11/15/2039	300,000	279,561
Banner Health:
1.90%, 1/1/2031	75,000	66,524
2.34%, 1/1/2030	50,000	46,454
2.91%, 1/1/2042	100,000	87,947
2.91%, 1/1/2051	250,000	214,762
Series 2020, 3.18%, 1/1/2050	298,000	271,788
Baylor Scott & White Holdings:
4.19%, 11/15/2045	365,000	385,469
Series 2021, 2.84%, 11/15/2050	205,000	172,639
BHSH System Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	94,870
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	50,000	49,803
Series 20-2, 2.10%, 6/1/2031	125,000	111,678
Series 20-2, 3.21%, 6/1/2050	60,000	52,261
Children's Health System of Texas 2.51%, 8/15/2050	362,000	286,881
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	75,000	62,802
Series 2020, 2.93%, 7/15/2050	135,000	111,031
Children's Hospital Medical Center 4.27%, 5/15/2044	250,000	269,357
CHRISTUS Health Series C, 4.34%, 7/1/2028	200,000	206,304
Cigna Holding Co. 5.38%, 2/15/2042	125,000	137,175
City of Hope Series 2013, 5.62%, 11/15/2043	250,000	303,152
CommonSpirit Health:
1.55%, 10/1/2025	104,000	97,577
3.35%, 10/1/2029	298,000	289,298
3.91%, 10/1/2050	175,000	167,333
4.19%, 10/1/2049	283,000	283,371
4.35%, 11/1/2042	297,000	300,068

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	$250,000	$212,857
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	185,000	170,476
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	103,767
Dignity Health:
4.50%, 11/1/2042	117,000	120,592
5.27%, 11/1/2064	510,000	597,016
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	100,000	98,013
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	240,000	258,173
Series 2020, 2.68%, 9/1/2041	275,000	234,217
Series 2020, 2.88%, 9/1/2050	300,000	254,994
Hartford HealthCare Corp. 3.45%, 7/1/2054	170,000	160,395
HCA, Inc.:
3.13%, 3/15/2027 (d)	415,000	405,488
3.38%, 3/15/2029 (d)	165,000	160,580
3.50%, 7/15/2051	150,000	129,974
3.63%, 3/15/2032 (d)	450,000	440,986
4.13%, 6/15/2029	588,000	598,813
4.38%, 3/15/2042 (d)	175,000	172,979
4.50%, 2/15/2027	286,000	295,481
4.63%, 3/15/2052 (d)	175,000	177,278
4.75%, 5/1/2023	554,000	568,432
5.00%, 3/15/2024	363,000	376,279
5.13%, 6/15/2039	292,000	315,442
5.25%, 6/15/2026	400,700	423,183
5.25%, 6/15/2049	480,000	527,846
5.50%, 6/15/2047	640,000	722,522
Humana, Inc.:
0.65%, 8/3/2023	285,000	278,032
1.35%, 2/3/2027 (b)	185,000	168,063
2.15%, 2/3/2032	485,000	425,704
3.13%, 8/15/2029	223,000	216,036
3.85%, 10/1/2024	167,000	170,068
3.95%, 3/15/2027	391,000	397,940
3.95%, 8/15/2049	145,000	144,381
4.80%, 3/15/2047	150,000	166,432
IHC Health Services, Inc. 4.13%, 5/15/2048	85,000	95,997
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	406,000	422,817
Security Description	Principal Amount	Value
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	$205,000	$203,460
Iowa Health System Series 2020, 3.67%, 2/15/2050	123,000	123,472
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	205,000	211,792
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	155,000	154,890
4.15%, 5/1/2047	322,000	346,797
Series 2019, 3.27%, 11/1/2049 (b)	319,000	298,239
Series 2021, 3.00%, 6/1/2051	290,000	255,705
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	215,000	200,453
2.30%, 12/1/2024	318,000	312,050
3.25%, 9/1/2024	240,000	241,250
3.60%, 2/1/2025	525,000	530,570
4.70%, 2/1/2045	215,000	229,276
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055 (b)	250,000	260,525
Series 2017, 3.77%, 7/1/2048	120,000	118,356
Series 2020, 3.19%, 7/1/2049 (b)	200,000	179,426
Series 2020, 3.34%, 7/1/2060	295,000	267,547
Mayo Clinic Series 2016, 4.13%, 11/15/2052	123,000	133,505
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	295,000	318,745
Memorial Health Services 3.45%, 11/1/2049	200,000	188,690
Memorial Sloan-Kettering Cancer Center:
5.00%, 7/1/2042	200,000	231,618
Series 2020, 2.96%, 1/1/2050	160,000	139,046
Methodist Hospital Series 20A, 2.71%, 12/1/2050	160,000	132,002
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	132,000	131,013
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	250,000	237,522

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	$225,000	$219,274
MultiCare Health System 2.80%, 8/15/2050	124,000	102,345
New York and Presbyterian Hospital:
2.26%, 8/1/2040	125,000	100,533
2.61%, 8/1/2060	155,000	122,022
4.02%, 8/1/2045 (b)	235,000	247,225
4.06%, 8/1/2056	85,000	91,615
Series 2019, 3.95%, 8/1/2119	320,000	296,106
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	157,000	147,252
4.26%, 11/1/2047	450,000	451,552
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	170,000	141,958
Novant Health, Inc. 3.17%, 11/1/2051	269,000	240,693
NYU Langone Hospitals:
4.37%, 7/1/2047	365,000	370,084
4.78%, 7/1/2044	343,000	376,148
Series 2020, 3.38%, 7/1/2055	195,000	172,181
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	75,000	65,803
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	225,000	199,125
Orlando Health Obligated Group:
3.33%, 10/1/2050	100,000	91,293
4.09%, 10/1/2048	251,000	261,012
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	324,000	378,795
Series 2020, 1.38%, 11/15/2025	65,000	61,287
Series 2020, 3.22%, 11/15/2050	65,000	56,774
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	135,000	109,419
Series 2042, 2.72%, 1/1/2042	100,000	82,459
Providence St Joseph Health Obligated Group Series 21A, 2.70%, 10/1/2051	185,000	146,894
Security Description	Principal Amount	Value
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	$244,000	$230,907
Series A, 3.93%, 10/1/2048	70,000	70,688
Series H, 2.75%, 10/1/2026	55,000	54,458
Series I, 3.74%, 10/1/2047	50,000	48,266
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	550,000	514,651
3.45%, 6/1/2026	207,000	208,853
4.20%, 6/30/2029	126,000	130,690
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	100,000	95,100
3.95%, 7/1/2046	90,000	92,111
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (b)	725,000	597,385
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	250,000	202,957
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	236,000	238,197
Stanford Health Care Series 2018, 3.80%, 11/15/2048 (b)	160,000	161,738
Summa Health 3.51%, 11/15/2051	250,000	238,572
Sutter Health:
Series 20A, 1.32%, 8/15/2025	273,000	255,498
Series 20A, 2.29%, 8/15/2030	155,000	140,053
Series 20A, 3.16%, 8/15/2040	200,000	176,046
Series 20A, 3.36%, 8/15/2050	210,000	190,063
Texas Health Resources 2.33%, 11/15/2050	431,000	327,457
Toledo Hospital:
5.75%, 11/15/2038	221,000	240,247
Series B, 5.33%, 11/15/2028	245,000	257,485
Trinity Health Corp.:
4.13%, 12/1/2045	137,000	141,976
Series 2019, 3.43%, 12/1/2048	35,000	32,673
Series 2021, 2.63%, 12/1/2040	60,000	50,047
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (b)	500,000	466,705
1.25%, 1/15/2026	189,000	178,019
2.00%, 5/15/2030	240,000	221,556
2.30%, 5/15/2031 (b)	432,000	405,523
2.75%, 5/15/2040	536,000	480,888

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 8/15/2029 (b)	$541,000	$533,788
2.90%, 5/15/2050	315,000	280,145
2.95%, 10/15/2027	269,000	269,140
3.10%, 3/15/2026	822,000	829,653
3.25%, 5/15/2051	450,000	425,155
3.38%, 4/15/2027	408,000	415,364
3.45%, 1/15/2027	508,000	521,117
3.50%, 8/15/2039	672,000	667,867
3.70%, 12/15/2025	178,000	182,922
3.70%, 8/15/2049	383,000	389,817
3.75%, 10/15/2047	315,000	319,823
3.85%, 6/15/2028	551,000	574,247
3.88%, 12/15/2028	239,000	250,721
3.88%, 8/15/2059	315,000	326,497
4.20%, 1/15/2047	231,000	250,561
4.25%, 3/15/2043	192,000	206,842
4.25%, 4/15/2047	456,000	497,368
4.25%, 6/15/2048	175,000	192,173
4.45%, 12/15/2048	530,000	597,289
4.63%, 7/15/2035	371,000	415,390
5.70%, 10/15/2040	193,000	242,149
5.80%, 3/15/2036	258,000	320,516
6.88%, 2/15/2038	312,000	434,469
Universal Health Services, Inc.:
1.65%, 9/1/2026 (d)	155,000	142,155
2.65%, 10/15/2030 (d)	210,000	190,951
2.65%, 1/15/2032 (d)	210,000	188,847
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	100,000	84,450
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	240,000	272,750
Series 2021, 3.07%, 3/1/2051	205,000	172,020
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	89,955
		49,923,310
HOME BUILDERS — 0.1%
D.R.Horton, Inc. 1.40%, 10/15/2027	278,000	248,284
DR Horton, Inc.:
1.30%, 10/15/2026	140,000	127,511
2.50%, 10/15/2024	424,000	418,022
2.60%, 10/15/2025	250,000	243,197
Lennar Corp.:
4.50%, 4/30/2024	263,000	269,670
4.75%, 11/29/2027 (b)	202,000	210,627
5.00%, 6/15/2027	150,000	157,519
5.88%, 11/15/2024	130,000	137,088
Security Description	Principal Amount	Value
MDC Holdings, Inc. 6.00%, 1/15/2043	$399,000	$414,605
NVR, Inc. 3.00%, 5/15/2030	420,000	392,734
PulteGroup, Inc.:
5.00%, 1/15/2027 (b)	50,000	52,774
6.00%, 2/15/2035	447,000	503,970
6.38%, 5/15/2033	195,000	227,224
Toll Brothers Finance Corp. 4.88%, 3/15/2027 (b)	500,000	517,310
		3,920,535
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	162,000	161,038
3.50%, 11/15/2051 (b)	400,000	352,308
4.40%, 3/15/2029	195,000	203,032
Whirlpool Corp.:
3.70%, 5/1/2025	107,000	108,384
4.00%, 3/1/2024	60,000	61,121
4.60%, 5/15/2050	200,000	209,748
4.75%, 2/26/2029	218,000	233,650
		1,329,281
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp.:
0.85%, 8/15/2024	95,000	90,507
2.25%, 2/15/2032	280,000	246,117
2.65%, 4/30/2030	201,000	186,757
4.88%, 12/6/2028	151,000	161,324
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	150,000	136,985
3.15%, 8/1/2027	181,000	180,938
3.95%, 8/1/2047 (b)	100,000	103,097
Clorox Co.:
1.80%, 5/15/2030	140,000	122,927
3.50%, 12/15/2024	166,000	168,228
3.90%, 5/15/2028	100,000	102,635
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (b)	208,000	189,072
2.75%, 2/15/2026	69,000	68,888
2.88%, 2/7/2050	105,000	94,433
3.05%, 8/15/2025 (b)	200,000	201,378
3.20%, 4/25/2029 (b)	231,000	233,384
3.90%, 5/4/2047	129,000	134,427
3.95%, 11/1/2028	90,000	94,344
6.63%, 8/1/2037	436,000	589,267
		3,104,708
INSURANCE — 0.8%
Aflac, Inc.:
1.13%, 3/15/2026	205,000	190,871
3.25%, 3/17/2025	135,000	136,501
4.75%, 1/15/2049	270,000	309,433
Alleghany Corp.:
3.25%, 8/15/2051	150,000	130,782

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 5/15/2030	$284,000	$285,863
4.90%, 9/15/2044	100,000	109,928
Allstate Corp.:
0.75%, 12/15/2025	266,000	246,473
1.45%, 12/15/2030	200,000	172,768
3.28%, 12/15/2026 (b)	230,000	232,822
3.85%, 8/10/2049 (b)	100,000	101,315
4.50%, 6/15/2043	300,000	321,345
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	305,000	366,793
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	247,000	246,180
American Financial Group, Inc. 4.50%, 6/15/2047	155,000	158,325
American International Group, Inc.:
2.50%, 6/30/2025	508,000	497,931
3.40%, 6/30/2030	593,000	592,205
3.75%, 7/10/2025	224,000	227,868
3.88%, 1/15/2035	455,000	463,149
4.13%, 2/15/2024	581,000	595,049
4.20%, 4/1/2028	265,000	275,725
4.25%, 3/15/2029	383,000	401,870
4.38%, 6/30/2050	193,000	211,505
4.38%, 1/15/2055	462,000	493,203
4.50%, 7/16/2044	345,000	373,221
4.70%, 7/10/2035	258,000	276,695
4.75%, 4/1/2048	402,000	461,339
Aon Corp.:
2.80%, 5/15/2030	334,000	317,931
3.75%, 5/2/2029	190,000	194,265
4.50%, 12/15/2028	391,000	409,838
8.21%, 1/1/2027	120,000	139,993
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	100,000	88,225
2.85%, 5/28/2027	180,000	176,382
2.90%, 8/23/2051	200,000	164,980
3.90%, 2/28/2052	210,000	207,797
Aon Global, Ltd.:
3.50%, 6/14/2024	170,000	171,584
4.00%, 11/27/2023	105,000	106,852
4.60%, 6/14/2044	166,000	173,047
Arch Capital Finance LLC:
4.01%, 12/15/2026	148,000	152,236
5.03%, 12/15/2046	300,000	327,366
Arch Capital Group US, Inc. 5.14%, 11/1/2043	325,000	357,058
Arch Capital Group, Ltd. 3.64%, 6/30/2050 (b)	215,000	197,652
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	250,000	222,295
3.05%, 3/9/2052	250,000	204,930
Security Description	Principal Amount	Value
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	$200,000	$204,802
Assurant, Inc.:
3.70%, 2/22/2030	121,000	116,717
4.20%, 9/27/2023	120,000	122,198
4.90%, 3/27/2028 (b)	208,000	218,440
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	275,000	261,396
3.60%, 9/15/2051	55,000	47,592
Athene Holding, Ltd.:
3.45%, 5/15/2052	300,000	252,966
3.50%, 1/15/2031	316,000	302,349
3.95%, 5/25/2051	175,000	160,310
4.13%, 1/12/2028	177,000	178,211
AXA SA 8.60%, 12/15/2030	231,000	306,013
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	139,000	139,057
5 year CMT + 3.19%, 4.90%, 1/15/2040 (c)	100,000	98,202
AXIS Specialty Finance PLC 4.00%, 12/6/2027	174,000	175,869
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	276,000	252,074
2.50%, 1/15/2051	221,000	179,653
2.85%, 10/15/2050	455,000	394,444
2.88%, 3/15/2032	400,000	387,932
3.85%, 3/15/2052	200,000	204,462
4.20%, 8/15/2048	737,000	792,481
4.25%, 1/15/2049	645,000	702,605
4.40%, 5/15/2042	479,000	518,259
5.75%, 1/15/2040	300,000	377,433
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026 (b)	646,000	653,164
4.50%, 2/11/2043	575,000	632,483
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	324,000	325,183
5.63%, 5/15/2030	445,000	490,301
Brown & Brown, Inc.:
2.38%, 3/15/2031	395,000	347,778
4.50%, 3/15/2029 (b)	144,000	148,971
Chubb Corp.:
6.00%, 5/11/2037	362,000	453,611
Series 1, 6.50%, 5/15/2038	100,000	131,565
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	415,000	361,560
3.05%, 12/15/2061 (b)	50,000	43,278
3.15%, 3/15/2025	216,000	218,501
3.35%, 5/15/2024	5,000	5,074
3.35%, 5/3/2026	580,000	588,288
4.35%, 11/3/2045	550,000	601,161
Cincinnati Financial Corp. 6.13%, 11/1/2034	183,000	224,896

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CNA Financial Corp.:
2.05%, 8/15/2030	$135,000	$119,537
3.45%, 8/15/2027 (b)	228,000	228,310
CNO Financial Group, Inc. 5.25%, 5/30/2025	124,000	129,487
Corebridge Financial, Inc.:
3.90%, 4/5/2032 (d)	385,000	384,430
4.40%, 4/5/2052 (d)	145,000	144,975
Enstar Group, Ltd.:
3.10%, 9/1/2031	100,000	89,543
4.95%, 6/1/2029 (b)	200,000	207,562
Equitable Holdings, Inc.:
3.90%, 4/20/2023	215,000	217,879
4.35%, 4/20/2028	467,000	481,370
5.00%, 4/20/2048	332,000	359,782
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	300,000	249,522
3.50%, 10/15/2050	220,000	196,392
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	300,000	280,926
4.63%, 4/29/2030	185,000	190,605
Fidelity National Financial, Inc.:
3.40%, 6/15/2030	150,000	144,335
4.50%, 8/15/2028	162,000	165,906
First American Financial Corp.:
2.40%, 8/15/2031	203,000	178,053
4.00%, 5/15/2030	130,000	130,516
Globe Life, Inc.:
2.15%, 8/15/2030	540,000	483,829
4.55%, 9/15/2028	172,000	180,189
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	71,000	64,552
4.50%, 4/15/2026	50,000	51,985
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	735,000	699,169
3.60%, 8/19/2049	50,000	46,943
4.30%, 4/15/2043	276,000	278,534
4.40%, 3/15/2048	72,000	74,584
Kemper Corp.:
3.80%, 2/23/2032	250,000	241,205
4.35%, 2/15/2025	120,000	122,663
Lincoln National Corp.:
3.63%, 12/12/2026	197,000	200,286
3.80%, 3/1/2028	205,000	207,663
4.00%, 9/1/2023	259,000	263,499
4.35%, 3/1/2048	550,000	555,555
4.38%, 6/15/2050 (b)	60,000	61,540
Loews Corp.:
3.20%, 5/15/2030	69,000	67,557
3.75%, 4/1/2026	202,000	207,165
Security Description	Principal Amount	Value
4.13%, 5/15/2043	$125,000	$125,006
6.00%, 2/1/2035	106,000	125,973
Manulife Financial Corp.:
2.48%, 5/19/2027 (b)	205,000	197,247
4.15%, 3/4/2026	648,000	666,604
5.38%, 3/4/2046 (b)	260,000	316,865
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	264,000	263,285
Markel Corp.:
3.50%, 11/1/2027	124,000	124,296
4.30%, 11/1/2047	125,000	126,745
5.00%, 4/5/2046	425,000	467,534
5.00%, 5/20/2049	155,000	171,300
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (b)	132,000	120,670
3.50%, 6/3/2024 (b)	422,000	428,330
3.50%, 3/10/2025	147,000	148,962
3.75%, 3/14/2026	281,000	287,120
4.20%, 3/1/2048	310,000	321,640
4.35%, 1/30/2047	380,000	404,480
4.38%, 3/15/2029	206,000	217,888
4.75%, 3/15/2039	150,000	165,957
4.90%, 3/15/2049	315,000	364,783
Mercury General Corp. 4.40%, 3/15/2027	253,000	259,965
MetLife, Inc.:
3.60%, 4/10/2024	247,000	251,582
3.60%, 11/13/2025	212,000	216,168
4.05%, 3/1/2045	152,000	156,276
4.55%, 3/23/2030 (b)	22,000	24,015
4.60%, 5/13/2046	178,000	200,337
4.72%, 12/15/2044	695,000	762,116
4.88%, 11/13/2043	265,000	299,007
5.70%, 6/15/2035	611,000	735,656
5.88%, 2/6/2041	289,000	359,840
6.40%, 12/15/2066	316,000	340,016
6.50%, 12/15/2032	100,000	125,900
Series D, 4.37%, 9/15/2023	330,000	339,775
Nationwide Financial Services, Inc. 6.75%, 5/15/2087	210,000	232,119
Old Republic International Corp.:
3.85%, 6/11/2051	182,000	169,205
3.88%, 8/26/2026	205,000	207,163
4.88%, 10/1/2024	165,000	170,706
PartnerRe Finance B LLC 3.70%, 7/2/2029 (b)	293,000	294,017
Principal Financial Group, Inc.:
3.10%, 11/15/2026	213,000	210,073
3.40%, 5/15/2025	91,000	91,329
3.70%, 5/15/2029	370,000	377,282
4.30%, 11/15/2046	176,000	185,467
4.35%, 5/15/2043	100,000	103,018

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Progressive Corp.:
2.50%, 3/15/2027	$40,000	$39,164
3.00%, 3/15/2032 (b)	50,000	48,643
3.70%, 1/26/2045	140,000	136,198
3.70%, 3/15/2052	25,000	25,165
4.00%, 3/1/2029	170,000	177,330
4.13%, 4/15/2047	355,000	377,180
4.35%, 4/25/2044	573,000	607,311
Prudential Financial, Inc.:
3.91%, 12/7/2047	438,000	443,374
3.94%, 12/7/2049	200,000	202,950
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	111,000	107,265
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	264,000	270,600
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	343,000	344,283
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	316,000	320,099
5 year CMT +3.16%, 5.13%, 3/1/2052 (c)	175,000	176,200
5 year CMT + 3.04%, 3.70%, 10/1/2050 (c)	215,000	196,798
Series MTN, 2.10%, 3/10/2030 (b)	221,000	204,414
Series MTN, 3.00%, 3/10/2040 (b)	245,000	221,179
Series MTN, 3.70%, 3/13/2051	378,000	370,100
Series MTN, 3.88%, 3/27/2028	120,000	123,654
Series MTN, 4.35%, 2/25/2050	455,000	494,421
Series MTN, 4.42%, 3/27/2048	530,000	572,188
Series MTN, 4.60%, 5/15/2044	137,000	148,494
Series MTN, 6.63%, 12/1/2037	188,000	242,734
Prudential PLC 3.63%, 3/24/2032	400,000	396,164
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030 (b)	267,000	257,578
3.90%, 5/15/2029	193,000	194,889
Series MTN, 4.70%, 9/15/2023	65,000	66,624
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029 (b)	372,000	372,491
Stewart Information Services Corp. 3.60%, 11/15/2031	150,000	137,126
Security Description	Principal Amount	Value
Travelers Cos., Inc.:
2.55%, 4/27/2050	$105,000	$85,157
4.05%, 3/7/2048 (b)	171,000	176,846
4.10%, 3/4/2049	271,000	283,463
4.30%, 8/25/2045	325,000	344,666
4.60%, 8/1/2043	200,000	221,038
5.35%, 11/1/2040 (b)	377,000	451,725
Series MTN, 6.25%, 6/15/2037	305,000	389,741
Unum Group:
4.00%, 6/15/2029	287,000	292,284
4.13%, 6/15/2051	30,000	26,340
4.50%, 12/15/2049	250,000	230,305
Voya Financial, Inc.:
3.65%, 6/15/2026	224,000	225,366
4.80%, 6/15/2046	300,000	329,979
5.70%, 7/15/2043	250,000	295,427
3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	200,000	186,044
W R Berkley Corp.:
3.15%, 9/30/2061	195,000	153,321
3.55%, 3/30/2052	250,000	225,397
Willis North America, Inc.:
2.95%, 9/15/2029	223,000	209,705
3.60%, 5/15/2024	296,000	297,551
4.50%, 9/15/2028	270,000	277,833
5.05%, 9/15/2048	200,000	215,288
XLIT, Ltd.:
4.45%, 3/31/2025 (b)	133,000	136,539
5.50%, 3/31/2045	315,000	372,393
		54,673,658
INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031	245,000	212,893
2.70%, 2/9/2041 (b)	275,000	210,295
3.15%, 2/9/2051	485,000	375,157
3.25%, 2/9/2061	745,000	560,687
3.40%, 12/6/2027 (b)	760,000	745,560
3.60%, 11/28/2024	551,000	552,223
4.00%, 12/6/2037	460,000	428,674
4.20%, 12/6/2047	513,000	474,817
4.40%, 12/6/2057 (b)	493,000	468,138
4.50%, 11/28/2034	390,000	390,320
Alphabet, Inc.:
0.45%, 8/15/2025	210,000	195,974
0.80%, 8/15/2027	394,000	356,523
1.10%, 8/15/2030 (b)	521,000	454,901
1.90%, 8/15/2040	350,000	286,069
2.05%, 8/15/2050	850,000	672,477
2.25%, 8/15/2060 (b)	325,000	254,131
3.38%, 2/25/2024	671,000	685,507
Amazon.com, Inc.:
0.25%, 5/12/2023	1,200,000	1,179,144
0.40%, 6/3/2023	428,000	421,310

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
0.45%, 5/12/2024 (b)	$710,000	$684,369
0.80%, 6/3/2025	355,000	335,826
1.00%, 5/12/2026	400,000	375,212
1.20%, 6/3/2027 (b)	194,000	179,353
1.50%, 6/3/2030 (b)	261,000	233,637
1.65%, 5/12/2028 (b)	400,000	371,624
2.10%, 5/12/2031	815,000	757,820
2.50%, 6/3/2050 (b)	261,000	218,608
2.70%, 6/3/2060	625,000	518,419
2.80%, 8/22/2024 (b)	836,000	842,838
2.88%, 5/12/2041	753,000	694,748
3.10%, 5/12/2051	899,000	844,449
3.15%, 8/22/2027	856,000	868,472
3.25%, 5/12/2061	400,000	375,136
3.80%, 12/5/2024	486,000	500,774
3.88%, 8/22/2037	762,000	803,079
4.05%, 8/22/2047	721,000	785,342
4.25%, 8/22/2057	679,000	770,495
4.95%, 12/5/2044	532,000	646,337
Baidu, Inc.:
1.63%, 2/23/2027 (b)	200,000	179,826
2.38%, 8/23/2031 (b)	250,000	218,055
3.08%, 4/7/2025 (b)	222,000	218,313
3.43%, 4/7/2030	150,000	144,269
3.63%, 7/6/2027	200,000	197,912
3.88%, 9/29/2023	330,000	333,313
4.13%, 6/30/2025	332,000	336,595
4.38%, 5/14/2024	170,000	173,002
4.38%, 3/29/2028	350,000	355,103
4.88%, 11/14/2028 (b)	80,000	83,470
Booking Holdings, Inc.:
3.55%, 3/15/2028	366,000	370,044
3.60%, 6/1/2026 (b)	737,000	751,106
4.63%, 4/13/2030	190,000	206,336
eBay, Inc.:
1.40%, 5/10/2026	102,000	94,886
1.90%, 3/11/2025	176,000	170,343
2.60%, 5/10/2031 (b)	130,000	119,768
2.70%, 3/11/2030	200,000	188,426
3.60%, 6/5/2027	420,000	426,523
4.00%, 7/15/2042	603,000	594,600
Expedia Group, Inc.:
2.95%, 3/15/2031	185,000	171,660
3.25%, 2/15/2030	408,000	389,310
3.80%, 2/15/2028	248,000	246,812
4.50%, 8/15/2024	107,000	109,651
4.63%, 8/1/2027	115,000	119,683
5.00%, 2/15/2026	270,000	282,228
JD.com, Inc.:
3.38%, 1/14/2030 (b)	365,000	344,699
4.13%, 1/14/2050	200,000	172,436
TD Ameritrade Holding Corp. 3.30%, 4/1/2027	5,000	4,997
Security Description	Principal Amount	Value
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (b)	$225,000	$206,969
2.00%, 9/3/2030	305,000	252,574
VeriSign, Inc.:
2.70%, 6/15/2031	251,000	230,147
4.75%, 7/15/2027	221,000	225,732
5.25%, 4/1/2025	178,000	186,526
Weibo Corp.:
3.38%, 7/8/2030	165,000	140,768
3.50%, 7/5/2024	635,000	620,719
		28,598,139
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
2.15%, 7/15/2026	417,000	377,068
3.25%, 7/15/2025	175,000	169,985
3.88%, 1/15/2026	472,000	463,820
4.20%, 6/10/2024	488,000	491,714
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	235,000	220,512
Barings BDC, Inc. 3.30%, 11/23/2026 (d)	127,000	117,014
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	245,000	229,467
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (d)	245,000	230,031
2.63%, 12/15/2026 (d)	350,000	314,104
4.00%, 1/15/2029 (d)	650,000	601,724
4.70%, 3/24/2025 (b) (d)	300,000	300,501
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (d)	280,000	248,424
2.75%, 9/16/2026	390,000	363,191
3.63%, 1/15/2026	100,000	98,115
3.65%, 7/14/2023	247,000	248,400
FS KKR Capital Corp.:
3.25%, 7/15/2027	600,000	554,046
3.40%, 1/15/2026 (b)	246,000	238,470
4.13%, 2/1/2025 (b)	200,000	199,452
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026 (b)	209,000	200,458
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	300,000	266,190
2.50%, 8/24/2026	180,000	165,712
3.38%, 4/15/2024	350,000	346,762
Main Street Capital Corp. 3.00%, 7/14/2026	185,000	172,233
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027 (d)	250,000	237,150
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	175,000	160,407

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/25/2025	$55,000	$53,697
Owl Rock Capital Corp.:
2.63%, 1/15/2027	280,000	252,126
3.40%, 7/15/2026	327,000	308,044
3.75%, 7/22/2025	150,000	145,383
4.00%, 3/30/2025 (b)	250,000	246,050
4.25%, 1/15/2026	278,000	271,795
Owl Rock Capital Corp. III 3.13%, 4/13/2027 (d)	200,000	176,928
OWL Rock Core Income Corp.:
3.13%, 9/23/2026 (d)	200,000	181,116
4.70%, 2/8/2027 (d)	250,000	240,550
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027 (b)	250,000	225,650
Prospect Capital Corp. 3.71%, 1/22/2026 (b)	315,000	295,445
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026 (b)	135,000	124,570
3.88%, 11/1/2024	135,000	134,737
		9,671,041
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.25%, 7/16/2029 (b)	235,000	238,927
4.55%, 3/11/2026	455,000	468,695
Nucor Corp.:
2.00%, 6/1/2025	290,000	281,109
2.70%, 6/1/2030 (b)	80,000	75,885
2.98%, 12/15/2055	477,000	392,876
3.13%, 4/1/2032	75,000	72,475
3.85%, 4/1/2052	110,000	109,883
3.95%, 5/1/2028	195,000	200,132
4.00%, 8/1/2023	260,000	265,210
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	205,000	191,788
4.50%, 4/15/2023	191,000	193,966
Steel Dynamics, Inc.:
1.65%, 10/15/2027	25,000	22,701
2.40%, 6/15/2025	85,000	82,363
2.80%, 12/15/2024	397,000	392,974
3.25%, 1/15/2031	160,000	155,146
3.25%, 10/15/2050	84,000	72,017
3.45%, 4/15/2030	309,000	304,631
Vale Overseas, Ltd.:
3.75%, 7/8/2030	669,000	645,010
6.25%, 8/10/2026	700,000	767,907
6.88%, 11/21/2036	176,000	212,571
8.25%, 1/17/2034	359,000	464,937
Vale SA 5.63%, 9/11/2042	250,000	268,490
		5,879,693
Security Description	Principal Amount	Value
LEISURE TIME — 0.0% (a)
Brunswick Corp. 2.40%, 8/18/2031	$355,000	$301,196
Harley-Davidson, Inc. 4.63%, 7/28/2045	366,000	338,773
		639,969
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	175,000	173,521
3.70%, 1/15/2031	195,000	189,179
Hyatt Hotels Corp.:
4.38%, 9/15/2028	281,000	281,135
4.85%, 3/15/2026	40,000	41,572
Las Vegas Sands Corp.:
2.90%, 6/25/2025	325,000	302,679
3.20%, 8/8/2024	705,000	680,403
3.50%, 8/18/2026	250,000	235,993
Marriott International, Inc.:
3.60%, 4/15/2024 (b)	403,000	407,469
Series FF, 4.63%, 6/15/2030	470,000	490,581
Series HH, 2.85%, 4/15/2031	184,000	168,185
Series II, 2.75%, 10/15/2033	450,000	396,985
Series R, 3.13%, 6/15/2026	214,000	211,642
Series X, 4.00%, 4/15/2028	315,000	317,177
Series Z, 4.15%, 12/1/2023 (b)	170,000	173,222
Sands China, Ltd.:
3.10%, 3/8/2029 (b) (d)	200,000	169,074
3.25%, 8/8/2031 (b) (d)	200,000	162,380
4.38%, 6/18/2030 (b)	600,000	545,664
5.13%, 8/8/2025	658,000	651,591
5.40%, 8/8/2028	472,000	464,741
		6,063,193
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	548,000	537,336
0.90%, 3/2/2026	200,000	185,922
Series MTN, 0.45%, 9/14/2023	355,000	346,150
Series MTN, 0.45%, 5/17/2024	180,000	172,227
Series MTN, 0.60%, 9/13/2024	200,000	190,656
Series MTN, 0.80%, 11/13/2025 (b)	550,000	511,203
Series MTN, 1.10%, 9/14/2027	475,000	432,920

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.15%, 9/14/2026	$200,000	$185,734
Series MTN, 1.45%, 5/15/2025 (b)	300,000	288,183
Series MTN, 2.85%, 5/17/2024	200,000	201,060
Series MTN, 3.30%, 6/9/2024	122,000	123,913
Caterpillar, Inc.:
1.90%, 3/12/2031 (b)	150,000	137,787
2.60%, 9/19/2029	175,000	169,941
2.60%, 4/9/2030 (b)	474,000	461,918
3.25%, 9/19/2049	400,000	388,144
3.40%, 5/15/2024 (b)	405,000	411,695
3.80%, 8/15/2042	344,000	356,731
4.75%, 5/15/2064	584,000	719,143
Oshkosh Corp. 4.60%, 5/15/2028	210,000	215,399
		6,036,062
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.88%, 1/15/2026	455,000	430,967
1.95%, 7/2/2023	80,000	79,222
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	238,000	239,625
Deere & Co.:
2.75%, 4/15/2025 (b)	144,000	143,749
3.90%, 6/9/2042 (b)	218,000	231,974
Dover Corp.:
2.95%, 11/4/2029	162,000	157,641
3.15%, 11/15/2025	280,000	279,311
Flowserve Corp.:
2.80%, 1/15/2032	240,000	212,875
3.50%, 10/1/2030	170,000	161,070
IDEX Corp.:
2.63%, 6/15/2031	250,000	228,590
3.00%, 5/1/2030	125,000	117,484
John Deere Capital Corp.:
1.45%, 1/15/2031	420,000	369,159
2.13%, 3/7/2025	60,000	59,021
2.35%, 3/8/2027	125,000	121,585
3.65%, 10/12/2023	300,000	305,937
Series MTN, 0.40%, 10/10/2023 (b)	160,000	155,613
Series MTN, 0.45%, 1/17/2024	410,000	396,462
Series MTN, 0.63%, 9/10/2024 (b)	140,000	133,889
Series MTN, 0.70%, 7/5/2023	426,000	418,285
Series MTN, 0.70%, 1/15/2026 (b)	217,000	200,955
Series MTN, 0.90%, 1/10/2024	145,000	141,034
Security Description	Principal Amount	Value
Series MTN, 1.20%, 4/6/2023	$70,000	$69,260
Series MTN, 1.25%, 1/10/2025	145,000	139,565
Series MTN, 1.30%, 10/13/2026	450,000	418,662
Series MTN, 1.50%, 3/6/2028 (b)	391,000	360,866
Series MTN, 1.70%, 1/11/2027	250,000	235,945
Series MTN, 1.75%, 3/9/2027	325,000	307,583
Series MTN, 2.05%, 1/9/2025	205,000	201,685
Series MTN, 2.25%, 9/14/2026	200,000	194,420
Series MTN, 2.60%, 3/7/2024	127,000	127,300
Series MTN, 2.65%, 6/24/2024	350,000	350,654
Series MTN, 2.65%, 6/10/2026	275,000	272,368
Series MTN, 2.80%, 9/8/2027	104,000	103,058
Series MTN, 2.80%, 7/18/2029	360,000	354,463
Series MTN, 3.45%, 1/10/2024	105,000	106,734
Otis Worldwide Corp.:
2.06%, 4/5/2025	651,000	634,276
3.11%, 2/15/2040	495,000	439,397
Rockwell Automation, Inc.:
0.35%, 8/15/2023	105,000	102,167
1.75%, 8/15/2031 (b)	100,000	88,343
2.80%, 8/15/2061	45,000	36,237
2.88%, 3/1/2025 (b)	400,000	399,440
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	435,000	428,153
4.95%, 9/15/2028	446,000	471,208
Xylem, Inc.:
2.25%, 1/30/2031 (b)	166,000	150,602
3.25%, 11/1/2026	180,000	180,095
		10,756,929
MEDIA — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	235,000	212,069
2.30%, 2/1/2032	183,000	156,370
2.80%, 4/1/2031	256,000	231,342
3.50%, 3/1/2042	270,000	224,316
3.70%, 4/1/2051	179,000	145,624
3.75%, 2/15/2028	84,000	83,244
3.85%, 4/1/2061	280,000	224,854

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 6/1/2052	$580,000	$490,982
3.95%, 6/30/2062	500,000	405,945
4.20%, 3/15/2028	214,000	216,119
4.40%, 4/1/2033	400,000	399,336
4.40%, 12/1/2061	350,000	305,760
4.80%, 3/1/2050	360,000	343,044
4.91%, 7/23/2025	1,114,000	1,153,514
5.05%, 3/30/2029	306,000	324,051
5.13%, 7/1/2049	848,000	844,286
5.38%, 4/1/2038	228,000	234,721
5.38%, 5/1/2047	797,000	814,741
5.75%, 4/1/2048	549,000	586,453
6.38%, 10/23/2035	580,000	659,071
6.48%, 10/23/2045	897,000	1,022,347
6.83%, 10/23/2055	830,000	985,783
Class USD, 4.50%, 2/1/2024	686,000	702,855
Comcast Corp.:
1.95%, 1/15/2031	275,000	248,311
2.35%, 1/15/2027	545,000	529,636
2.45%, 8/15/2052 (b)	230,000	182,905
2.65%, 2/1/2030	734,000	705,308
2.65%, 8/15/2062	125,000	97,070
2.80%, 1/15/2051	344,000	289,387
2.89%, 11/1/2051 (d)	1,087,000	922,841
2.94%, 11/1/2056 (d)	1,616,000	1,347,712
2.99%, 11/1/2063 (d)	618,000	506,544
3.15%, 3/1/2026 (b)	690,000	696,300
3.15%, 2/15/2028	554,000	552,814
3.20%, 7/15/2036	468,000	447,857
3.25%, 11/1/2039	80,000	75,717
3.30%, 2/1/2027	436,000	442,148
3.30%, 4/1/2027	182,000	184,395
3.38%, 2/15/2025	408,000	414,173
3.38%, 8/15/2025	572,000	579,436
3.40%, 7/15/2046	413,000	389,294
3.45%, 2/1/2050	420,000	395,489
3.55%, 5/1/2028	11,000	11,209
3.70%, 4/15/2024	736,000	752,030
3.75%, 4/1/2040	375,000	376,597
3.95%, 10/15/2025	546,000	563,887
3.97%, 11/1/2047	475,000	485,417
4.00%, 8/15/2047	320,000	328,301
4.00%, 3/1/2048	713,000	733,934
4.00%, 11/1/2049	668,000	682,349
4.05%, 11/1/2052	472,000	491,073
4.15%, 10/15/2028	1,215,000	1,277,123
4.20%, 8/15/2034	354,000	379,297
4.25%, 10/15/2030	532,000	567,261
4.25%, 1/15/2033	394,000	422,242
4.40%, 8/15/2035	423,000	455,203
4.65%, 7/15/2042	273,000	300,551
4.70%, 10/15/2048	210,000	237,436
4.75%, 3/1/2044	169,000	189,549
4.95%, 10/15/2058 (b)	330,000	391,990
Security Description	Principal Amount	Value
5.65%, 6/15/2035	$558,000	$668,791
6.50%, 11/15/2035	196,000	253,806
7.05%, 3/15/2033 (b)	300,000	392,031
Discovery Communications LLC:
3.63%, 5/15/2030 (b)	448,000	435,236
4.00%, 9/15/2055	885,000	764,755
4.13%, 5/15/2029 (b)	158,000	159,770
4.65%, 5/15/2050	534,000	521,243
4.90%, 3/11/2026	193,000	200,425
5.20%, 9/20/2047	231,000	240,111
5.30%, 5/15/2049	140,000	147,433
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	180,000	175,277
3.45%, 3/1/2032	165,000	159,740
Fox Corp.:
3.05%, 4/7/2025	265,000	265,000
4.03%, 1/25/2024	460,000	469,614
4.71%, 1/25/2029	427,000	455,558
5.48%, 1/25/2039	288,000	325,820
5.58%, 1/25/2049	148,000	172,475
FOX Corp. 3.50%, 4/8/2030	100,000	99,140
Grupo Televisa SAB:
5.00%, 5/13/2045	540,000	558,344
6.13%, 1/31/2046	200,000	242,930
6.63%, 3/18/2025	348,000	377,625
6.63%, 1/15/2040	445,000	532,718
NBCUniversal Media LLC 4.45%, 1/15/2043	485,000	522,684
Paramount Global:
2.90%, 1/15/2027	122,000	119,137
3.70%, 6/1/2028	243,000	241,678
4.00%, 1/15/2026	291,000	296,317
4.20%, 6/1/2029	419,000	426,617
4.20%, 5/19/2032	261,000	261,321
4.38%, 3/15/2043	551,000	523,929
4.60%, 1/15/2045	450,000	438,988
4.75%, 5/15/2025 (b)	562,000	584,441
4.85%, 7/1/2042	530,000	533,604
4.90%, 8/15/2044	290,000	290,795
4.95%, 5/19/2050 (b)	241,000	251,924
5.25%, 4/1/2044	365,000	380,443
7.88%, 7/30/2030	228,000	286,986
TCI Communications, Inc.:
7.13%, 2/15/2028	107,000	127,212
7.88%, 2/15/2026	195,000	227,557
Thomson Reuters Corp. 5.85%, 4/15/2040	425,000	520,744
Time Warner Cable LLC:
4.50%, 9/15/2042	557,000	515,208
5.50%, 9/1/2041	543,500	564,936
5.88%, 11/15/2040	655,000	704,577
6.55%, 5/1/2037	345,000	397,226
6.75%, 6/15/2039	410,000	475,805

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.30%, 7/1/2038	$335,000	$407,246
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	64,000	64,121
4.38%, 8/16/2041	225,000	239,789
Series GMTN, 3.15%, 9/17/2025	134,000	134,792
Series GMTN, 4.13%, 6/1/2044 (b)	508,000	534,939
Series MTN, 1.85%, 7/30/2026	219,000	209,463
Series MTN, 2.95%, 6/15/2027	187,000	186,465
Series MTN, 3.70%, 12/1/2042	490,000	487,810
Walt Disney Co.:
1.75%, 8/30/2024	506,000	496,867
1.75%, 1/13/2026	667,000	638,913
2.00%, 9/1/2029 (b)	646,000	598,073
2.20%, 1/13/2028 (b)	296,000	282,135
2.65%, 1/13/2031 (b)	1,130,000	1,079,500
2.75%, 9/1/2049	225,000	191,952
3.38%, 11/15/2026	348,000	352,677
3.50%, 5/13/2040	575,000	560,355
3.60%, 1/13/2051 (b)	208,000	205,514
3.70%, 9/15/2024	374,000	381,932
3.80%, 3/22/2030 (b)	570,000	593,632
3.80%, 5/13/2060 (b)	326,000	327,982
4.70%, 3/23/2050 (b)	254,000	294,079
4.75%, 11/15/2046	235,000	269,613
5.40%, 10/1/2043	300,000	364,908
6.15%, 3/1/2037	215,000	272,650
6.20%, 12/15/2034	250,000	315,852
6.40%, 12/15/2035 (b)	474,000	609,464
6.55%, 3/15/2033	205,000	259,286
6.65%, 11/15/2037	219,000	292,389
		55,381,982
METAL FABRICATE & HARDWARE — 0.0% (a)
Crane Co. 4.20%, 3/15/2048	115,000	116,696
Precision Castparts Corp. 4.38%, 6/15/2045	180,000	194,265
Timken Co. 3.88%, 9/1/2024	95,000	95,541
Valmont Industries, Inc. 5.25%, 10/1/2054	111,000	121,604
		528,106
MINING — 0.2%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	300,000	279,819
3.75%, 10/1/2030	325,000	303,833
Barrick Gold Corp. 5.25%, 4/1/2042	204,000	236,081
Security Description	Principal Amount	Value
Barrick North America Finance LLC:
5.70%, 5/30/2041	$221,000	$268,438
5.75%, 5/1/2043	450,000	548,914
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	163,000	200,857
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043 (b)	824,000	977,824
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024	1,050,000	1,081,594
5.45%, 3/15/2043	531,000	595,814
Kinross Gold Corp. 5.95%, 3/15/2024	143,000	149,541
Newmont Corp.:
2.25%, 10/1/2030	565,000	515,772
4.88%, 3/15/2042	217,000	244,943
5.45%, 6/9/2044	165,000	196,314
6.25%, 10/1/2039	201,000	254,257
Series *, 5.88%, 4/1/2035	265,000	312,109
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	265,000	284,552
Rio Tinto Finance USA, Ltd.:
2.75%, 11/2/2051 (b)	750,000	649,612
7.13%, 7/15/2028	191,000	230,845
Southern Copper Corp.:
3.88%, 4/23/2025	150,000	151,630
5.25%, 11/8/2042	625,000	709,356
6.75%, 4/16/2040	380,000	484,656
7.50%, 7/27/2035 (b)	530,000	682,598
Teck Resources, Ltd.:
5.40%, 2/1/2043	344,000	373,254
6.00%, 8/15/2040	173,000	198,841
6.13%, 10/1/2035	212,000	249,795
6.25%, 7/15/2041	518,000	620,346
		10,801,595
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
2.00%, 2/14/2025 (b)	142,000	138,936
2.88%, 10/15/2027 (b)	364,000	362,398
3.05%, 4/15/2030 (b)	582,000	577,699
3.25%, 8/26/2049 (b)	214,000	200,126
Series MTN, 3.00%, 8/7/2025	303,000	304,367
Series MTN, 3.25%, 2/14/2024	254,000	257,475
Series MTN, 3.38%, 3/1/2029 (b)	538,000	547,006
Series MTN, 3.63%, 9/14/2028	200,000	205,518
Series MTN, 3.63%, 10/15/2047	250,000	247,615
Carlisle Cos., Inc.:
2.75%, 3/1/2030	180,000	167,796

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 12/1/2027	$320,000	$325,110
Eaton Corp.:
3.10%, 9/15/2027	198,000	198,222
3.92%, 9/15/2047	50,000	50,229
4.00%, 11/2/2032	207,000	217,290
4.15%, 11/2/2042	242,000	251,014
GE Capital Funding LLC 4.55%, 5/15/2032	295,000	317,621
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	2,057,000	2,217,940
General Electric Co. Series A, 6.75%, 3/15/2032	792,000	997,825
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	531,000	525,175
3.50%, 3/1/2024	225,000	228,809
3.90%, 9/1/2042	149,000	152,822
4.88%, 9/15/2041	200,000	232,068
Parker-Hannifin Corp.:
2.70%, 6/14/2024	200,000	198,798
3.25%, 3/1/2027 (b)	190,000	189,987
3.25%, 6/14/2029	139,000	137,147
Series MTN, 4.20%, 11/21/2034	445,000	454,238
Series MTN, 6.25%, 5/15/2038	430,000	528,603
Pentair Finance Sarl 4.50%, 7/1/2029	175,000	182,094
Textron, Inc.:
2.45%, 3/15/2031	205,000	185,640
3.65%, 3/15/2027	394,000	396,884
3.88%, 3/1/2025	55,000	56,004
3.90%, 9/17/2029	536,000	547,476
Trane Technologies Global Holding Co., Ltd.:
3.75%, 8/21/2028	133,000	133,843
4.30%, 2/21/2048	120,000	124,816
5.75%, 6/15/2043	365,000	442,800
Trane Technologies Luxembourg Finance SA:
3.80%, 3/21/2029	188,000	191,207
4.50%, 3/21/2049	421,000	444,883
		12,937,481
MULTI-NATIONAL — 0.0% (a)
Corp. Andina de Fomento 2.25%, 2/8/2027	250,000	239,185
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	1,016,000	932,089
4.13%, 5/1/2025	161,000	162,051
		1,094,140
Security Description	Principal Amount	Value
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	$136,000	$142,366
OIL & GAS — 1.1%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	323,000	286,071
2.72%, 1/12/2032	600,000	565,434
2.75%, 5/10/2023	572,000	574,946
2.77%, 11/10/2050	420,000	348,256
2.94%, 6/4/2051	443,000	377,941
3.00%, 2/24/2050	472,000	408,747
3.00%, 3/17/2052	250,000	214,898
3.02%, 1/16/2027 (b)	269,000	267,824
3.12%, 5/4/2026	206,000	205,263
3.38%, 2/8/2061 (b)	510,000	453,783
3.41%, 2/11/2026	853,000	863,125
3.59%, 4/14/2027	101,000	102,448
3.63%, 4/6/2030	350,000	355,446
3.79%, 2/6/2024	197,000	200,438
3.80%, 9/21/2025 (b)	24,000	24,698
4.23%, 11/6/2028	976,000	1,025,405
BP Capital Markets PLC:
3.28%, 9/19/2027	884,000	892,513
3.51%, 3/17/2025 (b)	331,000	336,951
3.54%, 11/4/2024	288,000	292,651
3.81%, 2/10/2024	272,000	277,484
3.99%, 9/26/2023	189,000	192,733
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	267,000	256,058
2.95%, 7/15/2030 (b)	276,000	260,919
3.85%, 6/1/2027	311,000	314,670
6.25%, 3/15/2038	190,000	225,992
6.45%, 6/30/2033	111,000	130,489
6.50%, 2/15/2037	255,000	301,443
6.75%, 2/1/2039	320,000	395,590
7.20%, 1/15/2032	190,000	234,061
Series GMTN, 4.95%, 6/1/2047	250,000	277,220
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (b)	185,000	167,466
3.75%, 2/15/2052	145,000	130,362
4.40%, 4/15/2029	444,000	460,894
5.40%, 6/15/2047	260,000	293,220
6.75%, 11/15/2039 (b)	520,000	644,504
6.80%, 9/15/2037	197,000	243,342
Chevron Corp.:
1.14%, 5/11/2023	405,000	400,800
1.55%, 5/11/2025	1,053,000	1,015,555
2.00%, 5/11/2027	176,000	169,066
2.24%, 5/11/2030 (b)	983,000	929,485
2.57%, 5/16/2023	234,000	234,793
2.90%, 3/3/2024 (b)	295,000	298,106
3.08%, 5/11/2050 (b)	180,000	170,609

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.19%, 6/24/2023	$732,000	$739,759
3.33%, 11/17/2025	150,000	152,136
Chevron USA, Inc.:
0.43%, 8/11/2023	75,000	73,328
0.69%, 8/12/2025	165,000	154,014
1.02%, 8/12/2027 (b)	514,000	466,650
2.34%, 8/12/2050 (b)	221,000	179,974
3.25%, 10/15/2029 (b)	293,000	297,726
3.85%, 1/15/2028 (b)	5,000	5,205
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029	240,000	229,879
3.30%, 9/30/2049	200,000	159,382
4.25%, 5/9/2043 (b)	285,000	271,086
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	140,195
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	500,000	501,695
3.75%, 5/2/2023	375,000	378,495
CNOOC Finance, Ltd. 3.00%, 5/9/2023	1,194,000	1,195,719
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/2024	536,000	547,540
4.88%, 4/30/2044	305,000	315,937
ConocoPhillips:
2.40%, 2/15/2031 (b) (d)	587,000	—
5.90%, 10/15/2032	227,000	274,409
6.50%, 2/1/2039 (b)	0	784,913
ConocoPhillips Co.:
2.13%, 3/8/2024	650,000	643,955
2.40%, 3/7/2025	200,000	197,798
3.80%, 3/15/2052	310,000	315,670
4.03%, 3/15/2062 (d)	729,000	739,767
4.30%, 11/15/2044	167,000	180,893
4.95%, 3/15/2026	234,000	250,649
6.95%, 4/15/2029 (b)	571,000	705,174
Continental Resources, Inc.:
4.50%, 4/15/2023	300,000	304,170
4.90%, 6/1/2044	575,000	569,365
Coterra Energy, Inc.:
3.90%, 5/15/2027 (d)	199,000	200,978
4.38%, 3/15/2029 (d)	418,000	435,594
Devon Energy Corp.:
4.50%, 1/15/2030	228,000	234,069
4.75%, 5/15/2042	642,000	678,511
5.00%, 6/15/2045	265,000	288,651
5.25%, 10/15/2027	350,000	361,715
5.60%, 7/15/2041	358,000	413,619
7.95%, 4/15/2032	100,000	129,996
Diamondback Energy, Inc.:
3.25%, 12/1/2026	994,000	992,907
3.50%, 12/1/2029	297,000	294,134
4.40%, 3/24/2051 (b)	107,000	108,484
Security Description	Principal Amount	Value
Eni USA, Inc. 7.30%, 11/15/2027	$316,000	$372,573
EOG Resources, Inc.:
3.90%, 4/1/2035	580,000	597,069
4.15%, 1/15/2026	100,000	103,551
4.38%, 4/15/2030	290,000	313,551
Equinor ASA:
1.75%, 1/22/2026 (b)	265,000	253,671
2.38%, 5/22/2030	300,000	283,275
2.65%, 1/15/2024 (b)	275,000	275,578
3.13%, 4/6/2030 (b)	397,000	395,591
3.25%, 11/10/2024	140,000	141,331
3.25%, 11/18/2049	411,000	387,084
3.63%, 9/10/2028 (b)	600,000	611,160
3.70%, 3/1/2024	776,000	791,396
4.80%, 11/8/2043	193,000	222,469
Exxon Mobil Corp.:
1.57%, 4/15/2023	307,000	305,855
2.02%, 8/16/2024 (b)	450,000	445,442
2.28%, 8/16/2026	184,000	180,314
2.44%, 8/16/2029 (b)	300,000	287,538
2.61%, 10/15/2030	1,445,000	1,390,408
2.71%, 3/6/2025	932,000	930,891
2.99%, 3/19/2025	355,000	356,928
3.00%, 8/16/2039	200,000	185,048
3.04%, 3/1/2026	305,000	307,495
3.10%, 8/16/2049	308,000	281,795
3.18%, 3/15/2024 (b)	259,000	262,667
3.45%, 4/15/2051	740,000	715,698
3.48%, 3/19/2030	369,000	378,365
3.57%, 3/6/2045	100,000	97,808
4.11%, 3/1/2046	416,000	447,416
4.23%, 3/19/2040	407,000	439,381
4.33%, 3/19/2050	1,131,000	1,260,884
Helmerich & Payne, Inc. 2.90%, 9/29/2031 (d)	355,000	325,755
Hess Corp.:
3.50%, 7/15/2024	91,000	91,701
5.60%, 2/15/2041	381,000	428,762
5.80%, 4/1/2047	127,000	150,495
6.00%, 1/15/2040	138,000	161,039
7.13%, 3/15/2033	460,000	567,852
7.30%, 8/15/2031	185,000	226,995
7.88%, 10/1/2029	120,000	148,962
HollyFrontier Corp.:
2.63%, 10/1/2023 (b)	175,000	173,399
4.50%, 10/1/2030	401,000	391,492
5.88%, 4/1/2026 (b)	350,000	366,457
Marathon Oil Corp. 6.80%, 3/15/2032	430,000	515,351
Marathon Petroleum Corp.:
3.63%, 9/15/2024	138,000	139,118
3.80%, 4/1/2028	300,000	302,097
4.50%, 4/1/2048	5,000	5,025
4.70%, 5/1/2025	324,000	337,106

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 9/15/2044	$295,000	$300,227
5.00%, 9/15/2054	109,000	113,179
5.13%, 12/15/2026	278,000	296,242
6.50%, 3/1/2041 (b)	418,000	514,721
Nexen, Inc.:
6.40%, 5/15/2037	321,000	376,045
7.50%, 7/30/2039	250,000	327,833
7.88%, 3/15/2032	327,000	417,268
Ovintiv, Inc. 6.63%, 8/15/2037	500,000	593,865
Phillips 66:
0.90%, 2/15/2024	450,000	435,681
1.30%, 2/15/2026	40,000	37,399
2.15%, 12/15/2030 (b)	370,000	329,496
3.85%, 4/9/2025	425,000	433,483
3.90%, 3/15/2028 (b)	532,000	541,225
4.88%, 11/15/2044	442,000	489,475
5.88%, 5/1/2042 (b)	332,000	409,094
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	100,000	97,773
1.90%, 8/15/2030	508,000	450,266
2.15%, 1/15/2031	190,000	171,067
Shell International Finance B.V.:
0.38%, 9/15/2023 (b)	550,000	535,986
2.00%, 11/7/2024 (b)	411,000	405,620
2.38%, 11/7/2029	369,000	349,786
2.50%, 9/12/2026 (b)	491,000	483,782
2.75%, 4/6/2030	205,000	198,897
2.88%, 5/10/2026	890,000	892,100
2.88%, 11/26/2041	100,000	89,917
3.00%, 11/26/2051	200,000	178,582
3.13%, 11/7/2049	446,000	406,752
3.25%, 5/11/2025	721,000	728,239
3.25%, 4/6/2050	420,000	395,170
3.50%, 11/13/2023	515,000	524,373
3.63%, 8/21/2042	285,000	278,704
3.88%, 11/13/2028	327,000	341,215
4.00%, 5/10/2046	719,000	748,702
4.13%, 5/11/2035	431,000	455,640
4.38%, 5/11/2045	950,000	1,030,864
4.55%, 8/12/2043	352,000	390,731
6.38%, 12/15/2038	350,000	464,062
Suncor Energy, Inc.:
2.80%, 5/15/2023	287,000	287,637
3.10%, 5/15/2025	359,000	357,449
4.00%, 11/15/2047	308,000	307,495
5.95%, 12/1/2034	400,000	462,572
6.80%, 5/15/2038	140,000	180,540
7.15%, 2/1/2032	205,000	253,983
TotalEnergies Capital International SA:
2.43%, 1/10/2025	334,000	330,206
2.83%, 1/10/2030	419,000	408,973
Security Description	Principal Amount	Value
2.99%, 6/29/2041	$90,000	$82,251
3.13%, 5/29/2050	617,000	563,401
3.39%, 6/29/2060	157,000	145,244
3.46%, 2/19/2029	410,000	416,359
3.70%, 1/15/2024	385,000	391,584
3.75%, 4/10/2024	593,000	604,552
TotalEnergies Capital SA 3.88%, 10/11/2028	302,000	312,504
Valero Energy Corp.:
2.15%, 9/15/2027	265,000	248,032
2.85%, 4/15/2025	137,000	135,351
4.00%, 6/1/2052	435,000	409,622
4.90%, 3/15/2045	245,000	259,661
6.63%, 6/15/2037	317,000	393,007
7.50%, 4/15/2032	516,000	650,222
		70,523,784
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (b)	300,000	285,867
3.14%, 11/7/2029	290,000	283,373
3.34%, 12/15/2027	46,000	45,801
4.08%, 12/15/2047 (b)	373,500	376,044
4.49%, 5/1/2030	645,000	689,415
Halliburton Co.:
2.92%, 3/1/2030 (b)	254,000	245,875
3.50%, 8/1/2023	152,000	153,540
4.50%, 11/15/2041	195,000	197,266
5.00%, 11/15/2045	544,000	590,403
6.70%, 9/15/2038	620,000	781,479
7.45%, 9/15/2039	320,000	430,022
NOV, Inc. 3.95%, 12/1/2042	235,000	206,668
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025 (b)	240,000	227,477
Schlumberger Investment SA:
2.65%, 6/26/2030	153,000	145,451
3.65%, 12/1/2023	374,000	380,029
		5,038,710
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	125,000	131,969
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	624,000	576,114
2.69%, 5/25/2031	165,000	151,803
AptarGroup, Inc. 3.60%, 3/15/2032	165,000	160,467
Berry Global, Inc.:
0.95%, 2/15/2024	292,000	278,974
1.57%, 1/15/2026	465,000	433,989
Packaging Corp. of America:
3.00%, 12/15/2029 (b)	124,000	120,113

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 10/1/2051	$110,000	$94,018
3.40%, 12/15/2027	147,000	147,222
3.65%, 9/15/2024	475,000	480,828
4.05%, 12/15/2049	65,000	65,510
Sonoco Products Co.:
1.80%, 2/1/2025	210,000	201,497
2.25%, 2/1/2027	315,000	298,715
2.85%, 2/1/2032	195,000	182,218
WRKCo, Inc.:
3.00%, 6/15/2033	400,000	373,688
3.38%, 9/15/2027	70,000	69,284
3.90%, 6/1/2028	607,000	609,379
4.00%, 3/15/2028 (b)	196,000	200,087
4.20%, 6/1/2032	60,000	62,354
4.65%, 3/15/2026	216,000	225,223
4.90%, 3/15/2029	200,000	215,452
		5,078,904
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.60%, 11/21/2024	975,000	968,234
2.85%, 5/14/2023	150,000	150,818
2.95%, 11/21/2026	881,000	873,908
3.20%, 11/21/2029	1,394,000	1,377,425
3.60%, 5/14/2025	711,000	721,637
3.75%, 11/14/2023	268,000	273,290
3.80%, 3/15/2025	851,000	868,539
3.85%, 6/15/2024	616,000	628,061
4.05%, 11/21/2039	1,132,000	1,167,737
4.25%, 11/14/2028	647,000	680,955
4.25%, 11/21/2049	1,660,000	1,732,094
4.30%, 5/14/2036	133,000	139,562
4.40%, 11/6/2042	701,000	743,067
4.50%, 5/14/2035	783,000	841,976
4.55%, 3/15/2035	1,133,000	1,221,034
4.63%, 10/1/2042	132,000	141,112
4.70%, 5/14/2045	446,000	485,997
4.75%, 3/15/2045	654,000	713,573
4.85%, 6/15/2044	219,000	242,875
4.88%, 11/14/2048	145,000	164,543
AmerisourceBergen Corp.:
2.70%, 3/15/2031	587,000	543,298
2.80%, 5/15/2030	150,000	141,071
3.45%, 12/15/2027	173,000	173,329
4.30%, 12/15/2047	330,500	337,199
Astrazeneca Finance LLC:
0.70%, 5/28/2024	300,000	287,760
1.20%, 5/28/2026	435,000	405,237
1.75%, 5/28/2028	430,000	397,148
2.25%, 5/28/2031 (b)	370,000	344,526
AstraZeneca PLC:
0.70%, 4/8/2026	250,000	228,808
1.38%, 8/6/2030	570,000	497,724
2.13%, 8/6/2050 (b)	115,000	89,394
3.00%, 5/28/2051 (b)	200,000	184,934
3.38%, 11/16/2025 (b)	756,000	767,348
Security Description	Principal Amount	Value
3.50%, 8/17/2023 (b)	$263,000	$266,903
4.00%, 1/17/2029	100,000	105,390
4.00%, 9/18/2042	312,000	329,903
4.38%, 11/16/2045	225,000	250,794
4.38%, 8/17/2048	285,000	324,293
6.45%, 9/15/2037	684,000	911,991
Becton Dickinson & Co.:
1.96%, 2/11/2031	225,000	199,089
3.36%, 6/6/2024	227,000	229,018
3.70%, 6/6/2027	838,000	850,536
3.73%, 12/15/2024	300,000	305,076
3.79%, 5/20/2050	120,000	116,480
Becton Dickinson and Co. 4.67%, 6/6/2047	384,000	419,866
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	684,000	665,149
0.75%, 11/13/2025	690,000	641,307
1.13%, 11/13/2027	239,000	217,803
1.45%, 11/13/2030 (b)	182,000	158,990
2.35%, 11/13/2040	160,000	134,907
2.55%, 11/13/2050	694,000	575,340
2.90%, 7/26/2024	514,000	517,773
2.95%, 3/15/2032	620,000	607,637
3.20%, 6/15/2026	608,000	617,132
3.25%, 8/1/2042	409,000	386,137
3.40%, 7/26/2029	329,000	334,734
3.55%, 3/15/2042	75,000	74,269
3.70%, 3/15/2052	480,000	482,942
3.88%, 8/15/2025	400,000	407,149
3.90%, 2/20/2028 (b)	431,000	450,063
3.90%, 3/15/2062	160,000	161,632
4.13%, 6/15/2039	642,000	687,832
4.25%, 10/26/2049	543,000	594,384
4.35%, 11/15/2047	533,000	588,219
4.55%, 2/20/2048	316,000	359,298
Cardinal Health, Inc.:
3.08%, 6/15/2024	416,000	416,574
4.37%, 6/15/2047	489,000	487,479
4.50%, 11/15/2044	100,000	98,709
4.90%, 9/15/2045	264,000	272,794
Cigna Corp.:
0.61%, 3/15/2024	132,000	126,769
1.25%, 3/15/2026 (b)	335,000	312,562
2.38%, 3/15/2031	555,000	508,480
2.40%, 3/15/2030	679,000	628,584
3.00%, 7/15/2023	215,000	216,219
3.05%, 10/15/2027	397,000	393,427
3.20%, 3/15/2040	140,000	127,343
3.40%, 3/1/2027	372,000	375,207
3.40%, 3/15/2051	410,000	370,603
3.75%, 7/15/2023	356,000	361,301
4.13%, 11/15/2025	552,000	569,327
4.38%, 10/15/2028	741,000	779,413
4.50%, 2/25/2026	285,000	298,119
4.80%, 8/15/2038	773,000	849,906

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 12/15/2048	$795,000	$895,011
Series *, 3.88%, 10/15/2047	190,000	184,771
Series *, 4.80%, 7/15/2046	290,000	320,546
Series *, 6.13%, 11/15/2041	235,000	294,732
CVS Health Corp.:
1.30%, 8/21/2027	397,000	361,099
1.75%, 8/21/2030	300,000	262,974
1.88%, 2/28/2031	385,000	338,115
2.13%, 9/15/2031 (b)	625,000	557,981
2.63%, 8/15/2024	644,000	641,991
2.70%, 8/21/2040	135,000	114,626
2.88%, 6/1/2026	914,000	906,734
3.00%, 8/15/2026	460,000	457,281
3.25%, 8/15/2029	528,000	522,229
3.38%, 8/12/2024	376,000	380,598
3.75%, 4/1/2030	1,410,000	1,434,435
3.88%, 7/20/2025	681,000	694,988
4.10%, 3/25/2025	393,000	403,481
4.30%, 3/25/2028	569,000	596,483
4.78%, 3/25/2038	1,402,000	1,530,507
5.05%, 3/25/2048	1,628,000	1,844,573
5.13%, 7/20/2045	820,000	927,928
6.25%, 6/1/2027	150,000	169,901
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	515,000	419,174
2.50%, 9/15/2060	550,000	445,440
2.75%, 6/1/2025	321,000	319,944
3.10%, 5/15/2027	485,000	486,183
3.38%, 3/15/2029	322,000	331,518
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	370,000	360,206
3.00%, 6/1/2024	548,000	552,411
3.38%, 6/1/2029 (b)	385,000	392,631
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023 (b)	246,000	249,237
3.63%, 5/15/2025	379,000	387,149
4.20%, 3/18/2043 (b)	391,000	415,465
6.38%, 5/15/2038	648,000	863,609
Johnson & Johnson:
0.55%, 9/1/2025	490,000	457,738
0.95%, 9/1/2027	465,000	425,573
1.30%, 9/1/2030 (b)	361,000	321,665
2.10%, 9/1/2040	265,000	222,367
2.25%, 9/1/2050	220,000	180,019
2.45%, 3/1/2026	455,000	452,620
2.45%, 9/1/2060 (b)	335,000	271,511
2.63%, 1/15/2025 (b)	367,000	368,883
2.90%, 1/15/2028	1,138,000	1,141,790
2.95%, 3/3/2027	365,000	368,573
3.40%, 1/15/2038 (b)	683,000	694,392
3.63%, 3/3/2037	361,000	374,133
3.70%, 3/1/2046	758,000	796,605
4.38%, 12/5/2033	329,000	369,628
Security Description	Principal Amount	Value
4.50%, 12/5/2043	$152,000	$174,491
4.85%, 5/15/2041	100,000	117,813
4.95%, 5/15/2033	144,000	170,176
5.85%, 7/15/2038	250,000	322,928
5.95%, 8/15/2037 (b)	50,000	65,421
McKesson Corp.:
0.90%, 12/3/2025	320,000	293,914
1.30%, 8/15/2026	415,000	381,634
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	500,000	629,525
Merck & Co., Inc.:
0.75%, 2/24/2026 (b)	238,000	221,990
1.45%, 6/24/2030 (b)	210,000	186,413
1.70%, 6/10/2027	1,000,000	947,400
1.90%, 12/10/2028	300,000	282,594
2.15%, 12/10/2031	340,000	315,044
2.35%, 6/24/2040	357,000	308,030
2.45%, 6/24/2050	40,000	33,308
2.75%, 12/10/2051	200,000	174,314
2.80%, 5/18/2023	415,000	418,216
2.90%, 3/7/2024	136,000	137,331
2.90%, 12/10/2061	160,000	136,963
3.40%, 3/7/2029	536,000	548,939
3.60%, 9/15/2042	185,000	185,801
3.70%, 2/10/2045	1,038,000	1,058,501
3.90%, 3/7/2039	303,000	322,225
4.00%, 3/7/2049	430,000	464,568
4.15%, 5/18/2043	420,000	456,015
6.55%, 9/15/2037	157,000	210,802
Mylan, Inc.:
4.55%, 4/15/2028	148,000	149,646
5.20%, 4/15/2048	154,000	151,516
5.40%, 11/29/2043	415,000	410,236
Novartis Capital Corp.:
1.75%, 2/14/2025 (b)	593,000	578,774
2.00%, 2/14/2027 (b)	336,000	323,786
2.20%, 8/14/2030	635,000	596,538
2.75%, 8/14/2050	365,000	327,230
3.00%, 11/20/2025	170,000	170,959
3.40%, 5/6/2024 (b)	821,000	836,180
4.00%, 11/20/2045	238,000	255,272
4.40%, 5/6/2044	354,000	401,871
Pfizer, Inc.:
0.80%, 5/28/2025	225,000	212,519
1.70%, 5/28/2030	900,000	818,325
1.75%, 8/18/2031	165,000	148,394
2.55%, 5/28/2040	177,000	158,528
2.75%, 6/3/2026 (b)	322,000	321,948
2.95%, 3/15/2024	200,000	202,182
3.00%, 12/15/2026 (b)	158,000	159,400
3.20%, 9/15/2023 (b)	236,000	239,384
3.40%, 5/15/2024	541,000	551,652
3.45%, 3/15/2029	227,000	233,717
3.90%, 3/15/2039	763,000	811,740
4.00%, 12/15/2036	510,000	541,819

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/15/2049	$250,000	$273,035
4.10%, 9/15/2038	277,000	299,855
4.13%, 12/15/2046	325,000	363,165
4.20%, 9/15/2048	559,000	628,685
4.30%, 6/15/2043	160,000	177,328
4.40%, 5/15/2044	266,000	299,439
5.60%, 9/15/2040	85,000	107,727
7.20%, 3/15/2039	707,000	1,038,279
Pharmacia LLC 6.60%, 12/1/2028	180,000	213,930
Sanofi:
3.38%, 6/19/2023 (b)	419,000	424,233
3.63%, 6/19/2028 (b)	231,000	240,316
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	186,000	186,709
3.20%, 9/23/2026	353,000	353,544
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	877,000	790,054
3.03%, 7/9/2040	384,000	343,277
3.18%, 7/9/2050	251,000	220,298
3.38%, 7/9/2060	115,000	100,543
4.40%, 11/26/2023	1,013,000	1,037,839
5.00%, 11/26/2028	637,000	691,763
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	1,136,000	1,128,775
5.25%, 6/15/2046	514,000	508,161
Viatris, Inc.:
1.65%, 6/22/2025	200,000	186,166
2.30%, 6/22/2027	182,000	165,680
2.70%, 6/22/2030	205,000	180,835
3.85%, 6/22/2040	8,000	6,935
4.00%, 6/22/2050	235,000	198,408
Wyeth LLC:
5.95%, 4/1/2037	427,000	541,957
6.00%, 2/15/2036	229,000	288,533
6.45%, 2/1/2024	135,000	144,491
Zoetis, Inc.:
2.00%, 5/15/2030	246,000	220,987
3.00%, 9/12/2027 (b)	169,000	167,629
3.00%, 5/15/2050	180,000	160,479
3.90%, 8/20/2028	163,000	167,543
3.95%, 9/12/2047	102,000	104,968
4.45%, 8/20/2048	305,000	339,541
4.50%, 11/13/2025	438,000	457,837
4.70%, 2/1/2043	469,000	524,333
		94,657,762
PIPELINES — 0.8%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,987
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	55,000	52,065
Security Description	Principal Amount	Value
3.60%, 9/1/2032	$175,000	$167,291
4.45%, 7/15/2027	193,000	197,352
5.95%, 6/1/2026	185,000	199,815
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039 (d)	140,000	122,504
3.70%, 11/15/2029	340,000	338,922
5.13%, 6/30/2027	625,000	666,425
5.88%, 3/31/2025	190,000	201,092
7.00%, 6/30/2024	595,000	633,366
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	329,000	339,725
5.80%, 6/1/2045	138,000	161,678
Eastern Gas Transmission & Storage, Inc.:
3.00%, 11/15/2029 (d)	180,000	173,412
4.60%, 12/15/2044 (d)	400,000	415,148
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	132,000	149,310
5.88%, 10/15/2025	320,000	344,934
Series B, 7.50%, 4/15/2038	130,000	171,548
Enbridge, Inc.:
0.55%, 10/4/2023	355,000	344,045
2.15%, 2/16/2024	220,000	217,054
2.50%, 1/15/2025 (b)	300,000	294,201
2.50%, 2/14/2025	205,000	200,652
3.13%, 11/15/2029	583,000	567,690
3.70%, 7/15/2027 (b)	234,000	236,895
4.00%, 10/1/2023	337,000	342,213
4.25%, 12/1/2026	295,000	304,720
Energy Transfer L.P.:
2.90%, 5/15/2025	490,000	480,964
3.75%, 5/15/2030	410,000	403,989
3.90%, 5/15/2024	165,000	166,134
3.90%, 7/15/2026	230,000	231,474
4.00%, 10/1/2027	228,000	228,787
4.05%, 3/15/2025	307,000	310,917
4.15%, 9/15/2029 (b)	242,000	242,883
4.20%, 4/15/2027	397,000	403,427
4.25%, 4/1/2024	150,000	152,355
4.40%, 3/15/2027	418,000	426,243
4.50%, 4/15/2024	519,000	529,230
4.75%, 1/15/2026	660,000	685,351
4.95%, 6/15/2028 (b)	144,000	151,155
4.95%, 1/15/2043	140,000	135,923
5.00%, 5/15/2044	100,000	97,709
5.00%, 5/15/2050	397,000	402,534
5.15%, 2/1/2043	161,000	159,091
5.15%, 3/15/2045	207,000	209,459
5.25%, 4/15/2029	105,000	112,524
5.30%, 4/1/2044	150,000	153,110
5.30%, 4/15/2047	345,000	353,822
5.35%, 5/15/2045	465,000	479,341

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 10/1/2047	$483,000	$504,368
5.50%, 6/1/2027	278,000	297,896
5.95%, 10/1/2043	130,000	139,468
6.05%, 6/1/2041 (b)	245,000	272,315
6.10%, 2/15/2042	231,000	249,455
6.25%, 4/15/2049	200,000	229,406
6.50%, 2/1/2042	208,000	239,254
7.50%, 7/1/2038	175,000	216,039
6.00%, 6/15/2048	300,000	333,498
Series 20Y, 5.80%, 6/15/2038	115,000	125,206
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	300,000	304,698
Enterprise Products Operating LLC:
3.13%, 7/31/2029	450,000	442,355
3.20%, 2/15/2052	235,000	199,677
3.30%, 2/15/2053	105,000	89,790
3.70%, 2/15/2026	256,000	259,604
3.70%, 1/31/2051	150,000	137,477
3.75%, 2/15/2025	305,000	310,710
3.95%, 2/15/2027	141,000	144,598
3.95%, 1/31/2060	425,000	396,321
4.15%, 10/16/2028	332,000	345,987
4.20%, 1/31/2050	505,000	501,950
4.25%, 2/15/2048	339,000	340,461
4.85%, 8/15/2042	300,000	317,643
4.85%, 3/15/2044	338,000	358,084
4.90%, 5/15/2046	659,000	712,860
4.95%, 10/15/2054	29,000	31,794
5.10%, 2/15/2045	500,000	546,635
5.95%, 2/1/2041	326,000	387,004
7.55%, 4/15/2038	15,000	20,035
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	587,000	545,100
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	576,000	539,965
Kinder Morgan Energy Partners L.P.:
3.50%, 9/1/2023	419,000	422,813
4.15%, 2/1/2024	280,000	284,724
4.25%, 9/1/2024	488,000	498,599
4.30%, 5/1/2024	299,000	305,273
4.70%, 11/1/2042	208,000	207,133
5.00%, 3/1/2043	445,000	458,079
5.50%, 3/1/2044	275,000	299,563
5.63%, 9/1/2041	100,000	108,659
5.80%, 3/15/2035	216,000	245,117
6.38%, 3/1/2041	463,000	544,766
6.50%, 9/1/2039	183,000	217,411
7.50%, 11/15/2040	103,000	134,100
7.75%, 3/15/2032	100,000	127,567
Security Description	Principal Amount	Value
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	$210,000	$184,092
3.25%, 8/1/2050	190,000	157,647
3.60%, 2/15/2051	629,000	557,130
4.30%, 6/1/2025 (b)	442,000	453,722
4.30%, 3/1/2028	538,000	558,035
5.20%, 3/1/2048	197,000	214,417
5.30%, 12/1/2034	473,000	517,992
5.55%, 6/1/2045	195,000	218,445
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	125,000	121,838
3.95%, 3/1/2050	197,000	186,161
4.20%, 10/3/2047	278,000	270,539
4.25%, 9/15/2046	135,000	133,492
4.85%, 2/1/2049	200,000	213,558
5.00%, 3/1/2026	63,000	66,466
5.15%, 10/15/2043	86,000	92,736
MPLX L.P.:
1.75%, 3/1/2026	417,000	391,334
2.65%, 8/15/2030	251,000	230,508
4.00%, 2/15/2025	100,000	101,292
4.00%, 3/15/2028	438,000	444,785
4.25%, 12/1/2027	135,000	138,704
4.50%, 7/15/2023	405,000	411,739
4.50%, 4/15/2038	432,000	440,238
4.70%, 4/15/2048	243,000	244,971
4.80%, 2/15/2029	100,000	106,640
4.88%, 12/1/2024	300,000	310,914
4.88%, 6/1/2025	224,000	232,219
4.90%, 4/15/2058	209,000	211,437
5.20%, 3/1/2047	565,000	609,081
5.20%, 12/1/2047	200,000	212,844
5.50%, 2/15/2049	288,000	319,838
ONEOK Partners L.P.:
6.13%, 2/1/2041	260,000	285,982
6.85%, 10/15/2037	152,000	176,825
ONEOK, Inc.:
2.20%, 9/15/2025	150,000	143,427
2.75%, 9/1/2024	185,000	182,821
3.10%, 3/15/2030	370,000	346,583
4.00%, 7/13/2027	189,000	190,183
4.35%, 3/15/2029	456,000	465,571
4.45%, 9/1/2049	80,000	77,597
4.50%, 3/15/2050	470,000	453,959
4.55%, 7/15/2028	363,000	374,013
4.95%, 7/13/2047	182,000	185,471
5.85%, 1/15/2026	148,000	159,189
6.00%, 6/15/2035	150,000	166,136
6.35%, 1/15/2031	165,000	191,027
7.15%, 1/15/2051	265,000	340,734
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	98,411
3.15%, 12/15/2029	306,000	295,455
3.55%, 10/1/2026	343,000	343,617

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 3/1/2028	$296,000	$295,947
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	425,000	410,886
3.80%, 9/15/2030	233,000	228,144
3.85%, 10/15/2023	125,000	126,115
4.30%, 1/31/2043	144,000	128,523
4.65%, 10/15/2025	365,000	375,227
4.90%, 2/15/2045	200,000	191,434
5.15%, 6/1/2042	195,000	190,160
6.65%, 1/15/2037	276,000	315,261
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	366,000	376,577
5.00%, 3/15/2027	603,000	638,227
5.63%, 4/15/2023	319,000	326,576
5.63%, 3/1/2025	581,000	614,320
5.75%, 5/15/2024	652,000	682,853
5.88%, 6/30/2026	321,000	347,316
4.50%, 5/15/2030	315,000	330,101
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	263,000	262,590
5.95%, 9/25/2043	200,000	242,436
Targa Resources Corp. 4.20%, 2/1/2033	300,000	302,724
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	150,000	155,856
TC PipeLines L.P. 4.38%, 3/13/2025	85,000	87,042
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	200,000	230,394
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	150,000	186,474
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	245,000	232,951
3.75%, 10/16/2023	132,000	133,926
4.25%, 5/15/2028 (b)	300,000	312,042
4.63%, 3/1/2034	146,000	156,042
4.75%, 5/15/2038	255,000	273,115
4.88%, 1/15/2026	302,000	317,076
5.00%, 10/16/2043	500,000	550,980
5.10%, 3/15/2049	200,000	234,068
5.85%, 3/15/2036	89,000	104,250
6.10%, 6/1/2040	190,000	233,411
6.20%, 10/15/2037	158,000	193,202
7.25%, 8/15/2038	520,000	695,334
7.63%, 1/15/2039	516,000	718,958
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	235,000	229,358
3.95%, 5/15/2050	445,000	434,049
4.00%, 3/15/2028	304,000	310,478
Security Description	Principal Amount	Value
7.85%, 2/1/2026	$377,000	$432,197
Valero Energy Partners L.P. 4.50%, 3/15/2028	415,000	426,852
Williams Cos., Inc.:
2.60%, 3/15/2031 (b)	385,000	354,177
3.50%, 11/15/2030	334,000	330,486
3.90%, 1/15/2025	94,000	95,297
4.00%, 9/15/2025	236,000	239,446
4.30%, 3/4/2024	334,000	341,198
4.55%, 6/24/2024	308,000	316,550
4.85%, 3/1/2048	395,000	421,674
4.90%, 1/15/2045	878,000	917,782
5.75%, 6/24/2044	254,000	293,210
6.30%, 4/15/2040	512,000	618,440
		56,548,470
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
2.50%, 4/1/2031	297,000	268,352
4.88%, 3/1/2026	155,000	162,962
		431,314
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Agree L.P.:
2.00%, 6/15/2028	75,000	68,165
2.60%, 6/15/2033	5,000	4,407
2.90%, 10/1/2030	125,000	116,704
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	310,000	261,972
2.95%, 3/15/2034	85,000	80,030
3.00%, 5/18/2051	350,000	294,350
3.38%, 8/15/2031	260,000	256,209
3.45%, 4/30/2025	197,000	198,401
3.55%, 3/15/2052	170,000	158,134
3.95%, 1/15/2027	65,000	66,953
4.00%, 2/1/2050	389,000	385,678
4.50%, 7/30/2029	255,000	271,720
4.70%, 7/1/2030	185,000	199,963
4.85%, 4/15/2049	175,000	197,372
4.90%, 12/15/2030	308,000	340,553
American Assets Trust L.P. 3.38%, 2/1/2031	95,000	89,311
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	150,000	140,796
3.30%, 7/15/2026	301,000	299,134
3.63%, 11/15/2027	40,000	39,731
3.75%, 4/15/2023	100,000	100,811
3.88%, 1/30/2031	80,000	80,597
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	130,000	115,001
3.38%, 7/15/2051	200,000	167,462
4.25%, 2/15/2028	250,000	253,915

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
American Tower Corp.:
0.60%, 1/15/2024	$220,000	$211,114
1.30%, 9/15/2025 (b)	71,000	66,231
1.50%, 1/31/2028	173,000	152,930
1.60%, 4/15/2026	215,000	199,537
1.88%, 10/15/2030	500,000	426,165
2.10%, 6/15/2030	426,000	371,783
2.40%, 3/15/2025	200,000	194,854
2.70%, 4/15/2031	350,000	317,299
2.75%, 1/15/2027	181,000	173,771
2.90%, 1/15/2030	203,000	189,159
2.95%, 1/15/2025	186,000	184,138
2.95%, 1/15/2051	125,000	98,651
3.00%, 6/15/2023	475,000	476,886
3.13%, 1/15/2027 (b)	165,000	161,037
3.38%, 5/15/2024	202,000	202,753
3.70%, 10/15/2049	335,000	299,373
3.95%, 3/15/2029	652,000	655,038
4.00%, 6/1/2025	322,000	327,297
5.00%, 2/15/2024	309,000	319,701
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	175,000	158,240
Series GMTN, 2.95%, 5/11/2026 (b)	393,000	390,111
Series GMTN, 3.45%, 6/1/2025	107,000	107,693
Series GMTN, 3.50%, 11/15/2024	164,000	165,758
Series MTN, 2.45%, 1/15/2031	125,000	117,704
Series MTN, 3.20%, 1/15/2028	396,000	392,004
Series MTN, 3.30%, 6/1/2029	165,000	165,155
Series MTN, 3.35%, 5/15/2027 (b)	101,000	101,042
Series MTN, 4.15%, 7/1/2047	520,000	556,161
Boston Properties L.P.:
2.45%, 10/1/2033 (b)	180,000	156,830
2.55%, 4/1/2032	165,000	148,785
2.75%, 10/1/2026	164,000	159,766
2.90%, 3/15/2030	157,000	148,685
3.20%, 1/15/2025	250,000	249,915
3.25%, 1/30/2031	275,000	266,445
3.40%, 6/21/2029	594,000	588,755
3.65%, 2/1/2026 (b)	363,000	367,930
4.50%, 12/1/2028 (b)	364,000	384,373
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	211,000	213,429
4.55%, 10/1/2029	163,000	168,749
Brixmor Operating Partnership L.P.:
2.50%, 8/16/2031	273,000	241,594
4.05%, 7/1/2030	560,000	561,725
Security Description	Principal Amount	Value
4.13%, 6/15/2026	$211,000	$215,511
4.13%, 5/15/2029 (b)	130,000	133,137
Broadstone Net Lease LLC 2.60%, 9/15/2031 (b)	350,000	312,567
Camden Property Trust:
2.80%, 5/15/2030	17,000	16,368
3.15%, 7/1/2029	187,000	185,293
3.35%, 11/1/2049	425,000	397,821
Corporate Office Properties L.P.:
2.25%, 3/15/2026	100,000	95,461
2.75%, 4/15/2031	200,000	180,102
Crown Castle International Corp.:
1.05%, 7/15/2026	200,000	181,030
2.10%, 4/1/2031	394,000	341,295
2.25%, 1/15/2031	309,000	272,285
2.90%, 3/15/2027	140,000	135,352
2.90%, 4/1/2041	450,000	373,702
3.10%, 11/15/2029	500,000	475,010
3.15%, 7/15/2023	135,000	135,914
3.20%, 9/1/2024	180,000	180,304
3.30%, 7/1/2030	600,000	574,302
3.65%, 9/1/2027	639,000	636,617
3.70%, 6/15/2026	257,000	258,640
3.80%, 2/15/2028	650,000	649,389
4.00%, 3/1/2027	113,000	114,780
4.45%, 2/15/2026	193,000	198,912
4.75%, 5/15/2047	518,000	542,305
REIT, 1.35%, 7/15/2025	65,000	60,731
CubeSmart L.P.:
2.00%, 2/15/2031	100,000	87,132
3.00%, 2/15/2030	200,000	191,632
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	229,000	229,000
2.90%, 11/15/2024	123,000	123,584
3.45%, 11/15/2029	125,000	131,263
Digital Realty Trust L.P.:
3.60%, 7/1/2029 (b)	370,000	367,484
3.70%, 8/15/2027	233,000	234,764
4.45%, 7/15/2028 (b)	229,000	238,368
Duke Realty L.P.:
1.75%, 7/1/2030	180,000	156,940
1.75%, 2/1/2031 (b)	305,000	264,889
3.25%, 6/30/2026	237,000	235,839
3.38%, 12/15/2027	176,000	174,360
EPR Properties:
4.50%, 6/1/2027	300,000	297,114
4.75%, 12/15/2026	100,000	100,145
Equinix, Inc.:
1.00%, 9/15/2025	270,000	248,044
1.25%, 7/15/2025 (b)	180,000	167,900
1.45%, 5/15/2026	278,000	255,749
1.55%, 3/15/2028	125,000	110,678

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.80%, 7/15/2027	$166,000	$151,342
2.15%, 7/15/2030 (b)	425,000	373,184
2.63%, 11/18/2024 (b)	212,000	208,962
2.90%, 11/18/2026	270,000	262,116
2.95%, 9/15/2051	255,000	204,222
3.00%, 7/15/2050 (b)	255,000	206,015
3.20%, 11/18/2029 (b)	278,000	267,088
ERP Operating L.P.:
2.50%, 2/15/2030 (b)	100,000	94,699
2.85%, 11/1/2026	191,000	187,799
3.00%, 4/15/2023	339,000	341,122
3.00%, 7/1/2029	139,000	136,440
3.38%, 6/1/2025	175,000	176,993
4.15%, 12/1/2028	304,000	315,029
4.50%, 6/1/2045	160,000	172,685
Essex Portfolio L.P.:
1.65%, 1/15/2031	161,000	137,914
1.70%, 3/1/2028	137,000	124,071
2.55%, 6/15/2031	115,000	105,202
2.65%, 3/15/2032	250,000	228,585
2.65%, 9/1/2050 (b)	140,000	108,161
3.00%, 1/15/2030	127,000	122,217
3.25%, 5/1/2023	100,000	100,461
3.50%, 4/1/2025	100,000	100,689
3.63%, 5/1/2027	100,000	101,494
4.00%, 3/1/2029	121,000	124,711
Extra Space Storage L.P. 2.35%, 3/15/2032	180,000	158,531
Federal Realty Investment Trust:
1.25%, 2/15/2026	300,000	276,699
3.20%, 6/15/2029	200,000	195,764
3.50%, 6/1/2030 (b)	352,000	346,857
3.95%, 1/15/2024	230,000	232,979
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	50,000	45,329
3.35%, 9/1/2024	305,000	302,319
4.00%, 1/15/2030	407,000	396,699
4.00%, 1/15/2031	214,000	207,674
5.25%, 6/1/2025	232,000	238,941
5.38%, 11/1/2023	334,000	342,921
Healthcare Realty Trust, Inc.:
2.05%, 3/15/2031 (b)	215,000	188,140
3.63%, 1/15/2028	308,000	305,484
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031 (b)	325,000	281,515
3.10%, 2/15/2030	176,000	167,504
3.50%, 8/1/2026	135,000	134,930
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	250,000	237,000
3.00%, 1/15/2030	435,000	418,100
3.50%, 7/15/2029	133,000	132,870
6.75%, 2/1/2041	345,000	457,694
Security Description	Principal Amount	Value
Highwoods Realty L.P.:
3.05%, 2/15/2030	$126,000	$119,279
3.88%, 3/1/2027	60,000	60,484
4.13%, 3/15/2028	178,000	180,727
4.20%, 4/15/2029	132,000	134,504
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	179,000	180,862
Series F, 4.50%, 2/1/2026	30,000	30,666
Series H, 3.38%, 12/15/2029	365,000	348,086
Series I, 3.50%, 9/15/2030	386,000	367,692
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	100,000	95,684
4.65%, 4/1/2029	184,000	192,501
Invitation Homes Operating Partnership L.P. 2.00%, 8/15/2031	319,000	272,834
Kilroy Realty L.P.:
2.50%, 11/15/2032	340,000	295,756
2.65%, 11/15/2033	200,000	173,330
3.05%, 2/15/2030	225,000	211,095
Kimco Realty Corp.:
1.90%, 3/1/2028	250,000	226,725
2.25%, 12/1/2031	180,000	160,916
2.70%, 10/1/2030 (b)	239,000	223,876
3.30%, 2/1/2025	324,000	323,284
3.70%, 10/1/2049	354,000	328,887
3.80%, 4/1/2027	188,000	190,162
4.45%, 9/1/2047	175,000	182,870
Kite Realty Group L.P. 4.00%, 10/1/2026	188,000	187,992
Kite Realty Group Trust 4.75%, 9/15/2030	317,000	328,253
Life Storage L.P.:
3.50%, 7/1/2026 (b)	162,000	163,037
3.88%, 12/15/2027	151,000	152,835
4.00%, 6/15/2029	131,000	132,558
LXP Industrial Trust:
2.38%, 10/1/2031	275,000	244,263
2.70%, 9/15/2030	150,000	138,432
Mid-America Apartments L.P.:
1.10%, 9/15/2026	165,000	150,340
1.70%, 2/15/2031	220,000	190,368
2.75%, 3/15/2030	125,000	118,798
2.88%, 9/15/2051	135,000	113,742
3.60%, 6/1/2027	161,000	162,077
3.95%, 3/15/2029	213,000	219,232
National Health Investors, Inc. 3.00%, 2/1/2031	195,000	169,851
National Retail Properties, Inc.:
3.00%, 4/15/2052 (b)	100,000	80,099
3.10%, 4/15/2050	215,000	175,947
3.50%, 10/15/2027	284,000	282,120

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/15/2051	$245,000	$214,642
4.00%, 11/15/2025	124,000	126,888
4.80%, 10/15/2048	275,000	295,540
Office Properties Income Trust:
2.40%, 2/1/2027	460,000	409,860
4.25%, 5/15/2024	129,000	129,388
4.50%, 2/1/2025	200,000	199,556
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (b)	111,000	96,835
3.38%, 2/1/2031	510,000	466,772
3.63%, 10/1/2029	370,000	349,413
4.75%, 1/15/2028	500,000	506,920
5.25%, 1/15/2026	210,000	217,692
Physicians Realty L.P.:
2.63%, 11/1/2031 (b)	200,000	180,388
3.95%, 1/15/2028	200,000	202,182
4.30%, 3/15/2027	58,000	59,517
Piedmont Operating Partnership L.P.:
2.75%, 4/1/2032	80,000	71,126
3.15%, 8/15/2030	204,000	191,144
3.40%, 6/1/2023	100,000	100,162
Prologis L.P.:
1.25%, 10/15/2030 (b)	443,000	377,290
1.63%, 3/15/2031 (b)	500,000	435,675
2.13%, 4/15/2027 (b)	100,000	94,815
2.13%, 10/15/2050	345,000	256,014
3.00%, 4/15/2050 (b)	150,000	133,581
3.25%, 10/1/2026	50,000	50,355
4.38%, 2/1/2029	220,000	234,172
Public Storage:
0.88%, 2/15/2026	375,000	346,534
1.85%, 5/1/2028	190,000	175,539
2.30%, 5/1/2031	150,000	138,606
3.09%, 9/15/2027	118,000	117,978
3.39%, 5/1/2029	155,000	157,027
Realty Income Corp.:
0.75%, 3/15/2026	249,000	224,755
1.80%, 3/15/2033	125,000	104,194
2.20%, 6/15/2028	200,000	185,698
2.85%, 12/15/2032	95,000	89,750
3.25%, 6/15/2029	130,000	129,058
3.25%, 1/15/2031	321,000	315,681
3.40%, 1/15/2028	225,000	224,575
3.65%, 1/15/2028	155,000	157,418
3.88%, 7/15/2024	120,000	121,937
3.95%, 8/15/2027	226,000	232,423
4.13%, 10/15/2026	718,000	741,321
4.60%, 2/6/2024	185,000	190,014
4.63%, 11/1/2025	266,000	278,225
4.88%, 6/1/2026	135,000	142,439
Regency Centers L.P.:
2.95%, 9/15/2029	170,000	162,161
Security Description	Principal Amount	Value
3.60%, 2/1/2027	$204,000	$206,519
3.70%, 6/15/2030	125,000	125,058
4.13%, 3/15/2028	117,000	120,996
Rexford Industrial Realty L.P. 2.13%, 12/1/2030	175,000	152,961
Sabra Health Care L.P. 5.13%, 8/15/2026	265,000	271,190
Simon Property Group L.P.:
1.38%, 1/15/2027 (b)	200,000	184,286
1.75%, 2/1/2028	230,000	209,553
2.20%, 2/1/2031 (b)	300,000	270,498
2.25%, 1/15/2032 (b)	180,000	160,934
2.45%, 9/13/2029	195,000	181,923
2.65%, 7/15/2030 (b)	225,000	212,166
2.65%, 2/1/2032 (b)	300,000	277,413
2.75%, 6/1/2023	218,000	218,403
3.25%, 9/13/2049	310,000	277,903
3.30%, 1/15/2026 (b)	146,000	146,991
3.38%, 10/1/2024	462,000	467,197
3.38%, 6/15/2027	132,000	132,230
3.38%, 12/1/2027 (b)	297,000	295,571
3.50%, 9/1/2025	326,000	329,061
3.80%, 7/15/2050 (b)	377,000	371,032
4.25%, 10/1/2044	400,000	408,000
REIT, 2.00%, 9/13/2024 (b)	340,000	333,996
SITE Centers Corp. 3.63%, 2/1/2025	83,000	83,072
Spirit Realty L.P.:
2.10%, 3/15/2028	356,000	323,123
2.70%, 2/15/2032	255,000	230,041
3.20%, 1/15/2027	150,000	147,101
3.20%, 2/15/2031	250,000	237,800
3.40%, 1/15/2030	50,000	48,207
STORE Capital Corp.:
2.70%, 12/1/2031	300,000	265,854
2.75%, 11/18/2030	100,000	90,765
4.50%, 3/15/2028	176,000	181,250
4.63%, 3/15/2029	165,000	171,381
Sun Communities Operating L.P. 2.70%, 7/15/2031	190,000	171,422
Tanger Properties L.P. 2.75%, 9/1/2031	200,000	173,858
UDR, Inc.:
3.00%, 8/15/2031	170,000	161,510
3.10%, 11/1/2034	65,000	60,028
Series GMTN, 3.50%, 1/15/2028	158,000	157,561
Series MTN, 1.90%, 3/15/2033	100,000	83,641
Series MTN, 2.10%, 6/15/2033 (b)	250,000	212,123
Series MTN, 2.95%, 9/1/2026	249,000	244,192
Series MTN, 3.20%, 1/15/2030 (b)	288,000	280,048

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.40%, 1/26/2029	$282,000	$295,271
Ventas Realty L.P.:
2.50%, 9/1/2031 (b)	220,000	198,957
2.65%, 1/15/2025	544,000	534,088
3.25%, 10/15/2026	228,000	226,153
3.50%, 4/15/2024	16,000	16,050
3.75%, 5/1/2024	222,000	224,655
3.85%, 4/1/2027	209,000	213,381
4.88%, 4/15/2049	258,000	282,257
Welltower, Inc.:
2.70%, 2/15/2027 (b)	273,000	267,010
2.75%, 1/15/2031	323,000	302,664
2.80%, 6/1/2031	200,000	186,562
4.00%, 6/1/2025	759,000	771,630
4.25%, 4/15/2028 (b)	213,000	220,879
4.95%, 9/1/2048	195,000	219,835
REIT, 3.63%, 3/15/2024	371,000	375,025
Weyerhaeuser Co.:
3.38%, 3/9/2033	150,000	146,132
4.00%, 11/15/2029	308,000	316,747
4.00%, 3/9/2052	90,000	89,596
7.38%, 3/15/2032	250,000	319,417
WP Carey, Inc.:
2.25%, 4/1/2033	185,000	158,639
2.40%, 2/1/2031	100,000	90,131
3.85%, 7/15/2029	350,000	354,028
4.25%, 10/1/2026	100,000	103,287
4.60%, 4/1/2024	145,000	148,828
		66,410,303
RETAIL — 0.7%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	340,000	306,626
3.50%, 3/15/2032	80,000	76,936
AutoNation, Inc.:
1.95%, 8/1/2028 (b)	375,000	336,472
3.80%, 11/15/2027	279,000	279,312
3.85%, 3/1/2032	200,000	193,490
4.50%, 10/1/2025	187,000	191,856
AutoZone, Inc.:
1.65%, 1/15/2031	49,000	41,818
3.13%, 4/18/2024	108,000	108,312
3.13%, 4/21/2026	81,000	80,486
3.75%, 4/18/2029	539,000	544,358
Best Buy Co., Inc.:
1.95%, 10/1/2030	200,000	175,548
4.45%, 10/1/2028	275,000	288,656
Costco Wholesale Corp.:
1.38%, 6/20/2027 (b)	125,000	116,271
1.60%, 4/20/2030	1,104,000	989,913
1.75%, 4/20/2032 (b)	209,000	185,663
2.75%, 5/18/2024 (b)	507,000	510,848
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	199,000	202,156
4.55%, 2/15/2048	200,000	194,508
Security Description	Principal Amount	Value
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	$120,000	$109,981
Dollar General Corp.:
3.50%, 4/3/2030	295,000	293,894
3.88%, 4/15/2027	648,000	667,259
Dollar Tree, Inc.:
4.00%, 5/15/2025	467,000	478,353
4.20%, 5/15/2028 (b)	306,000	317,463
Genuine Parts Co.:
1.88%, 11/1/2030 (b)	145,000	125,627
2.75%, 2/1/2032	115,000	105,570
Home Depot, Inc.:
0.90%, 3/15/2028	534,000	473,215
1.38%, 3/15/2031 (b)	850,000	732,853
1.50%, 9/15/2028 (b)	400,000	364,588
2.13%, 9/15/2026	761,000	739,022
2.38%, 3/15/2051 (b)	180,000	144,619
2.50%, 4/15/2027 (b)	350,000	343,640
2.70%, 4/1/2023	180,000	181,150
2.70%, 4/15/2030	936,000	906,684
2.75%, 9/15/2051	350,000	301,472
2.80%, 9/14/2027 (b)	125,000	124,233
2.88%, 4/15/2027	400,000	398,380
2.95%, 6/15/2029	383,000	379,396
3.00%, 4/1/2026	363,000	366,064
3.13%, 12/15/2049	305,000	279,993
3.25%, 4/15/2032	220,000	220,022
3.35%, 9/15/2025	480,000	488,424
3.50%, 9/15/2056	211,000	205,833
3.63%, 4/15/2052	315,000	314,131
3.90%, 12/6/2028	243,000	254,603
3.90%, 6/15/2047	496,000	514,729
4.20%, 4/1/2043	225,000	241,031
4.25%, 4/1/2046	599,000	651,592
4.50%, 12/6/2048	114,000	128,671
4.88%, 2/15/2044	300,000	349,620
5.88%, 12/16/2036	300,000	380,868
5.95%, 4/1/2041	253,000	327,483
Kohl's Corp.:
3.38%, 5/1/2031 (b)	139,000	133,358
5.55%, 7/17/2045 (b)	230,000	228,629
LOWE S Cos., Inc. 4.25%, 4/1/2052	500,000	517,415
Lowe's Companies, Inc. 3.00%, 10/15/2050	250,000	212,540
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	738,000	658,244
1.70%, 9/15/2028	257,000	232,873
1.70%, 10/15/2030 (b)	920,000	803,703
2.50%, 4/15/2026	498,000	485,928
2.63%, 4/1/2031	583,000	545,764
2.80%, 9/15/2041	200,000	171,606
3.10%, 5/3/2027	320,000	319,978
3.38%, 9/15/2025	142,000	143,430
3.50%, 4/1/2051	350,000	321,202

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 4/5/2029	$234,000	$237,545
3.75%, 4/1/2032	500,000	505,765
4.00%, 4/15/2025	635,000	652,920
4.05%, 5/3/2047	386,000	385,830
4.50%, 4/15/2030	159,000	169,971
McDonald's Corp.:
Series MTN, 3.38%, 5/26/2025 (b)	235,000	238,828
Series MTN, 3.50%, 3/1/2027	433,000	441,149
Series MTN, 3.60%, 7/1/2030	1,883,000	1,915,821
Series MTN, 3.70%, 1/30/2026	320,000	327,974
Series MTN, 3.70%, 2/15/2042	315,000	303,808
Series MTN, 4.45%, 3/1/2047	280,000	299,379
Series MTN, 4.45%, 9/1/2048	280,000	301,935
Series MTN, 4.70%, 12/9/2035	195,000	212,115
Series MTN, 4.88%, 7/15/2040	515,000	571,753
Series MTN, 5.70%, 2/1/2039	350,000	421,295
Series MTN, 6.30%, 10/15/2037	188,000	240,495
Series MTN, 6.30%, 3/1/2038	270,000	345,921
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	245,000	210,443
3.55%, 3/15/2026	104,000	105,061
3.60%, 9/1/2027	181,000	183,263
4.20%, 4/1/2030	327,000	338,896
Ross Stores, Inc. 0.88%, 4/15/2026 (b)	496,000	452,883
Starbucks Corp.:
2.00%, 3/12/2027	211,000	199,832
2.25%, 3/12/2030 (b)	230,000	210,510
2.45%, 6/15/2026	214,000	208,956
2.55%, 11/15/2030	235,000	218,675
3.00%, 2/14/2032 (b)	110,000	105,123
3.35%, 3/12/2050	125,000	112,354
3.50%, 3/1/2028	189,000	190,601
3.50%, 11/15/2050 (b)	240,000	222,734
3.55%, 8/15/2029	317,000	319,229
3.75%, 12/1/2047	302,000	288,060
3.80%, 8/15/2025	533,000	546,576
4.00%, 11/15/2028	126,000	130,265
4.30%, 6/15/2045	35,000	35,657
4.45%, 8/15/2049	186,000	198,203
4.50%, 11/15/2048	470,000	504,051
Target Corp.:
1.95%, 1/15/2027 (b)	585,000	565,859
2.50%, 4/15/2026 (b)	250,000	248,420
Security Description	Principal Amount	Value
2.95%, 1/15/2052	$160,000	$147,347
3.50%, 7/1/2024 (b)	315,000	321,930
3.63%, 4/15/2046 (b)	575,000	587,259
3.90%, 11/15/2047	100,000	106,789
4.00%, 7/1/2042 (b)	685,000	737,060
6.50%, 10/15/2037	100,000	133,146
TJX Cos., Inc.:
1.15%, 5/15/2028	206,000	183,330
1.60%, 5/15/2031 (b)	281,000	245,732
2.25%, 9/15/2026 (b)	290,000	282,068
2.50%, 5/15/2023	430,000	430,873
Tractor Supply Co. 1.75%, 11/1/2030	82,000	70,480
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	799,000	803,730
3.80%, 11/18/2024	296,000	301,156
4.10%, 4/15/2050	200,000	193,560
Walmart, Inc.:
1.05%, 9/17/2026 (b)	335,000	312,431
1.50%, 9/22/2028	160,000	147,029
1.80%, 9/22/2031	140,000	127,435
2.38%, 9/24/2029	43,000	41,636
2.50%, 9/22/2041	1,940,000	1,727,919
2.55%, 4/11/2023	459,000	461,883
2.65%, 12/15/2024 (b)	241,000	242,822
2.65%, 9/22/2051 (b)	550,000	489,643
2.85%, 7/8/2024	763,000	771,530
3.05%, 7/8/2026 (b)	476,000	482,683
3.25%, 7/8/2029	563,000	579,991
3.30%, 4/22/2024	1,050,000	1,067,892
3.40%, 6/26/2023	893,000	908,181
3.55%, 6/26/2025 (b)	402,000	413,505
		46,995,557
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc.:
2.38%, 6/1/2030	245,000	227,634
2.95%, 6/1/2024	350,000	350,661
Altera Corp. 4.10%, 11/15/2023	62,000	63,502
Analog Devices, Inc.:
1.70%, 10/1/2028	525,000	482,370
2.10%, 10/1/2031 (b)	390,000	359,167
2.80%, 10/1/2041	250,000	225,628
2.95%, 4/1/2025	100,000	100,276
2.95%, 10/1/2051 (b)	230,000	207,603
3.50%, 12/5/2026	383,000	392,181
Applied Materials, Inc.:
1.75%, 6/1/2030	475,000	430,925
2.75%, 6/1/2050 (b)	499,000	442,798
3.90%, 10/1/2025 (b)	170,000	174,974
4.35%, 4/1/2047 (b)	322,000	366,562
5.10%, 10/1/2035	174,000	202,475
5.85%, 6/15/2041 (b)	194,000	252,022

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	$310,000	$304,752
3.63%, 1/15/2024	297,000	300,573
3.88%, 1/15/2027	1,170,000	1,177,886
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	168,000	151,254
2.45%, 2/15/2031 (d)	615,000	546,821
2.60%, 2/15/2033 (d)	500,000	434,750
3.15%, 11/15/2025	265,000	263,225
3.42%, 4/15/2033 (d)	1,441,000	1,344,756
3.46%, 9/15/2026	516,000	514,421
3.47%, 4/15/2034 (d)	684,000	633,493
3.50%, 2/15/2041 (d)	245,000	218,687
3.63%, 10/15/2024	200,000	202,608
3.75%, 2/15/2051 (d)	420,000	375,068
4.11%, 9/15/2028	967,000	981,080
4.15%, 11/15/2030	894,000	905,649
4.15%, 4/15/2032 (d)	200,000	199,562
4.30%, 11/15/2032	300,000	304,185
4.70%, 4/15/2025	269,000	278,910
4.75%, 4/15/2029	657,000	689,554
5.00%, 4/15/2030	411,000	438,253
Intel Corp.:
1.60%, 8/12/2028 (b)	135,000	123,476
2.00%, 8/12/2031 (b)	265,000	240,583
2.80%, 8/12/2041	190,000	168,787
3.05%, 8/12/2051 (b)	710,000	631,566
3.15%, 5/11/2027 (b)	36,000	36,325
3.20%, 8/12/2061	353,000	312,186
3.25%, 11/15/2049	536,000	496,792
3.40%, 3/25/2025 (b)	769,000	780,504
3.70%, 7/29/2025	736,000	753,811
3.73%, 12/8/2047	498,000	500,973
3.75%, 3/25/2027	309,000	320,000
3.90%, 3/25/2030 (b)	870,000	914,666
4.00%, 12/15/2032 (b)	255,000	273,370
4.10%, 5/11/2047 (b)	236,000	248,874
4.75%, 3/25/2050	1,851,000	2,156,619
4.90%, 7/29/2045 (b)	300,000	352,482
KLA Corp.:
3.30%, 3/1/2050	531,000	500,090
4.10%, 3/15/2029 (b)	141,000	147,961
4.65%, 11/1/2024	103,000	106,753
Lam Research Corp.:
2.88%, 6/15/2050 (b)	348,000	308,091
3.13%, 6/15/2060	205,000	182,425
3.75%, 3/15/2026	293,000	301,371
4.00%, 3/15/2029	204,000	213,880
4.88%, 3/15/2049	262,000	313,687
Marvell Technology, Inc.:
2.45%, 4/15/2028	285,000	262,850
2.95%, 4/15/2031	130,000	119,939
4.20%, 6/22/2023	15,000	15,246
4.88%, 6/22/2028	227,000	238,150
Security Description	Principal Amount	Value
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	$114,000	$113,691
Microchip Technology, Inc. 0.97%, 2/15/2024	800,000	767,536
Micron Technology, Inc.:
2.70%, 4/15/2032	200,000	181,500
4.19%, 2/15/2027	669,000	686,294
4.66%, 2/15/2030	164,000	172,533
4.98%, 2/6/2026	235,000	246,242
5.33%, 2/6/2029	110,000	119,572
NVIDIA Corp.:
0.58%, 6/14/2024	300,000	287,997
2.00%, 6/15/2031 (b)	200,000	182,846
2.85%, 4/1/2030	581,000	571,878
3.20%, 9/16/2026	760,000	772,745
3.50%, 4/1/2040	387,000	390,537
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (d)	648,000	666,377
5.35%, 3/1/2026 (d)	156,000	164,920
5.55%, 12/1/2028 (d)	198,000	216,885
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (d)	450,000	437,166
3.15%, 5/1/2027 (d)	100,000	96,952
3.25%, 5/11/2041 (d)	645,000	572,521
3.40%, 5/1/2030 (d)	246,000	239,397
3.88%, 6/18/2026 (d)	202,000	202,861
QUALCOMM, Inc.:
2.15%, 5/20/2030	439,000	408,463
2.90%, 5/20/2024	384,000	386,888
3.25%, 5/20/2027	586,000	594,386
3.25%, 5/20/2050 (b)	208,000	200,918
3.45%, 5/20/2025 (b)	237,000	240,617
4.30%, 5/20/2047 (b)	463,000	521,241
4.65%, 5/20/2035	254,000	283,825
4.80%, 5/20/2045	578,000	671,075
Skyworks Solutions, Inc. 1.80%, 6/1/2026	100,000	93,151
Texas Instruments, Inc.:
1.13%, 9/15/2026 (b)	110,000	102,840
1.38%, 3/12/2025	215,000	206,987
1.75%, 5/4/2030	190,000	173,415
1.90%, 9/15/2031 (b)	200,000	181,836
2.25%, 9/4/2029	274,000	261,204
2.70%, 9/15/2051 (b)	50,000	44,472
2.90%, 11/3/2027	191,000	191,313
3.88%, 3/15/2039	100,000	106,088
4.15%, 5/15/2048	392,000	436,759
TSMC Arizona Corp.:
1.75%, 10/25/2026	485,000	454,629
2.50%, 10/25/2031 (b)	515,000	475,530
3.13%, 10/25/2041	479,000	437,365
		39,129,174

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
0.67%, 8/16/2023 (d)	$75,000	$72,826
2.04%, 8/16/2028 (d)	355,000	320,878
3.48%, 12/1/2027	167,000	165,019
		558,723
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	364,000	315,825
2.50%, 9/15/2050	351,000	288,368
3.40%, 9/15/2026	375,000	381,615
Adobe, Inc.:
1.90%, 2/1/2025	209,000	204,258
2.15%, 2/1/2027	175,000	169,983
2.30%, 2/1/2030	338,000	319,420
3.25%, 2/1/2025 (b)	367,000	372,013
Autodesk, Inc.:
2.40%, 12/15/2031	200,000	179,638
3.50%, 6/15/2027	320,000	321,741
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	204,000	184,773
2.90%, 12/1/2029	223,000	211,183
Citrix Systems, Inc.:
1.25%, 3/1/2026	155,000	150,407
3.30%, 3/1/2030	389,000	385,324
Electronic Arts, Inc.:
1.85%, 2/15/2031	270,000	237,695
4.80%, 3/1/2026	166,000	175,356
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	362,000	346,543
1.15%, 3/1/2026	200,000	183,784
1.65%, 3/1/2028	90,000	80,631
2.25%, 3/1/2031	358,000	316,472
3.10%, 3/1/2041	160,000	138,829
3.75%, 5/21/2029	265,000	265,111
Fiserv, Inc.:
2.25%, 6/1/2027	479,000	453,402
2.65%, 6/1/2030 (b)	346,000	319,496
2.75%, 7/1/2024	452,000	449,491
3.20%, 7/1/2026	458,000	456,731
3.50%, 7/1/2029	700,000	688,849
3.80%, 10/1/2023 (b)	408,000	414,638
3.85%, 6/1/2025	248,000	252,119
4.20%, 10/1/2028	134,000	138,106
4.40%, 7/1/2049	475,000	489,478
Intuit, Inc.:
0.65%, 7/15/2023	325,000	318,058
0.95%, 7/15/2025	280,000	262,976
1.35%, 7/15/2027	135,000	123,161
1.65%, 7/15/2030	85,000	74,967
Microsoft Corp.:
2.00%, 8/8/2023	652,000	653,708
Security Description	Principal Amount	Value
2.38%, 5/1/2023	$206,000	$206,544
2.40%, 8/8/2026	1,243,000	1,232,795
2.53%, 6/1/2050	2,111,000	1,830,511
2.68%, 6/1/2060	761,000	657,397
2.70%, 2/12/2025	375,000	377,156
2.88%, 2/6/2024	202,000	204,600
2.92%, 3/17/2052	1,969,000	1,839,715
3.04%, 3/17/2062	558,000	521,987
3.13%, 11/3/2025	976,000	991,362
3.30%, 2/6/2027	1,412,000	1,448,754
3.45%, 8/8/2036	209,000	216,944
3.50%, 2/12/2035	343,000	358,795
3.63%, 12/15/2023 (b)	576,000	590,630
3.70%, 8/8/2046	484,000	517,454
3.75%, 2/12/2045	116,000	122,525
3.95%, 8/8/2056	40,000	44,165
4.10%, 2/6/2037	325,000	360,425
4.20%, 11/3/2035	149,000	166,293
4.25%, 2/6/2047 (b)	309,000	354,540
Oracle Corp.:
1.65%, 3/25/2026	340,000	316,506
2.30%, 3/25/2028	431,000	394,654
2.40%, 9/15/2023	527,000	524,908
2.50%, 4/1/2025	1,318,000	1,287,093
2.65%, 7/15/2026	997,000	958,506
2.80%, 4/1/2027	220,000	210,815
2.88%, 3/25/2031	705,000	643,355
2.95%, 11/15/2024	516,000	513,255
2.95%, 5/15/2025	535,000	527,906
3.25%, 11/15/2027	878,000	854,417
3.25%, 5/15/2030	160,000	151,136
3.40%, 7/8/2024	423,000	426,240
3.60%, 4/1/2040	843,000	730,746
3.60%, 4/1/2050	1,239,000	1,026,846
3.63%, 7/15/2023	250,000	253,363
3.65%, 3/25/2041	700,000	609,945
3.80%, 11/15/2037	548,000	496,280
3.85%, 7/15/2036	696,000	641,914
3.90%, 5/15/2035	335,000	314,438
3.95%, 3/25/2051	900,000	787,716
4.00%, 7/15/2046	988,000	877,789
4.00%, 11/15/2047	1,073,000	948,972
4.10%, 3/25/2061	820,000	705,618
4.13%, 5/15/2045	731,000	657,447
4.30%, 7/8/2034	634,000	625,346
4.38%, 5/15/2055	595,000	539,582
4.50%, 7/8/2044	636,000	606,401
5.38%, 7/15/2040	461,000	486,438
6.13%, 7/8/2039	100,000	114,427
6.50%, 4/15/2038 (b)	350,000	417,623
Roper Technologies, Inc.:
1.00%, 9/15/2025	159,000	147,725
1.40%, 9/15/2027 (b)	275,000	249,326
1.75%, 2/15/2031	250,000	216,173
2.00%, 6/30/2030	193,000	171,911

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 9/15/2029	$184,000	$177,435
3.65%, 9/15/2023	180,000	182,560
3.80%, 12/15/2026	312,000	319,635
salesforce.com, Inc.:
0.63%, 7/15/2024	240,000	230,016
1.50%, 7/15/2028 (b)	165,000	151,610
1.95%, 7/15/2031 (b)	450,000	411,043
2.70%, 7/15/2041 (b)	170,000	150,671
2.90%, 7/15/2051	485,000	432,993
3.05%, 7/15/2061 (b)	125,000	110,756
3.25%, 4/11/2023	570,000	576,988
3.70%, 4/11/2028	443,000	458,186
ServiceNow, Inc. 1.40%, 9/1/2030	509,000	432,553
VMware, Inc.:
0.60%, 8/15/2023	370,000	359,714
1.00%, 8/15/2024	155,000	147,752
1.40%, 8/15/2026	505,000	464,216
1.80%, 8/15/2028	135,000	120,312
2.20%, 8/15/2031	165,000	145,124
3.90%, 8/21/2027	454,000	460,588
4.50%, 5/15/2025	600,000	618,324
		46,752,034
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
2.88%, 5/7/2030	415,000	396,508
3.63%, 4/22/2029 (b)	365,000	367,865
4.38%, 7/16/2042	500,000	521,405
4.38%, 4/22/2049 (b)	263,000	280,319
6.13%, 11/15/2037	108,000	131,505
6.13%, 3/30/2040	743,000	925,213
AT&T, Inc.:
0.90%, 3/25/2024	880,000	852,843
1.65%, 2/1/2028	371,000	337,922
1.70%, 3/25/2026	810,000	768,431
2.25%, 2/1/2032	668,000	592,015
2.30%, 6/1/2027	347,000	331,159
2.55%, 12/1/2033	945,000	840,634
2.75%, 6/1/2031	969,000	907,672
2.95%, 7/15/2026	288,000	285,742
3.10%, 2/1/2043	788,000	679,776
3.30%, 2/1/2052	400,000	341,816
3.40%, 5/15/2025	515,000	519,990
3.50%, 6/1/2041	752,000	692,464
3.50%, 9/15/2053	1,489,000	1,316,529
3.50%, 2/1/2061	178,000	151,049
3.55%, 9/15/2055	3,238,000	2,840,438
3.65%, 6/1/2051	807,000	735,145
3.65%, 9/15/2059	1,402,000	1,231,895
3.80%, 2/15/2027	365,000	373,870
3.80%, 12/1/2057	1,285,000	1,173,411
3.85%, 6/1/2060	305,000	274,558
4.05%, 12/15/2023	326,000	334,183
4.10%, 2/15/2028	555,000	576,651
4.25%, 3/1/2027	1,017,000	1,063,304
Security Description	Principal Amount	Value
4.30%, 2/15/2030	$1,071,000	$1,132,422
4.30%, 12/15/2042	268,000	270,905
4.35%, 3/1/2029	793,000	837,527
4.35%, 6/15/2045	609,000	612,033
4.45%, 4/1/2024	1,072,000	1,103,828
4.50%, 5/15/2035	1,297,000	1,375,845
4.50%, 3/9/2048	5,000	5,233
4.55%, 3/9/2049	350,000	368,064
4.75%, 5/15/2046	465,000	506,980
4.85%, 3/1/2039	767,000	835,140
4.90%, 6/15/2042	120,000	129,718
5.15%, 3/15/2042	161,000	181,399
5.15%, 2/15/2050	250,000	286,385
5.25%, 3/1/2037	771,000	877,760
5.35%, 9/1/2040	352,000	404,300
5.55%, 8/15/2041	1,000	1,171
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	180,000	172,548
4.46%, 4/1/2048	154,000	166,737
Series US-3, 0.75%, 3/17/2024	445,000	428,094
Series US-4, 3.65%, 3/17/2051	325,000	311,230
Series US-5, 2.15%, 2/15/2032 (b)	150,000	133,569
Series US-6, 3.20%, 2/15/2052 (b)	75,000	66,470
British Telecommunications PLC:
4.50%, 12/4/2023	126,000	128,710
5.13%, 12/4/2028	150,000	158,070
9.63%, 12/15/2030	768,000	1,049,395
Cisco Systems, Inc.:
2.20%, 9/20/2023	285,000	285,422
2.95%, 2/28/2026 (b)	258,000	259,976
3.50%, 6/15/2025	181,000	185,062
3.63%, 3/4/2024 (b)	344,000	352,132
5.50%, 1/15/2040	551,000	696,773
5.90%, 2/15/2039	606,000	792,424
Corning, Inc.:
5.45%, 11/15/2079	678,000	746,512
5.85%, 11/15/2068	450,000	542,416
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	784,000	1,053,751
9.25%, 6/1/2032 (b)	249,000	362,011
Juniper Networks, Inc.:
1.20%, 12/10/2025	185,000	172,270
2.00%, 12/10/2030	173,000	149,932
3.75%, 8/15/2029 (b)	100,000	100,002
Koninklijke KPN NV 8.38%, 10/1/2030	350,000	450,254
Motorola Solutions, Inc.:
2.30%, 11/15/2030	413,000	362,114
2.75%, 5/24/2031	185,000	167,923

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/1/2024	$275,000	$279,491
4.60%, 2/23/2028	191,000	197,664
4.60%, 5/23/2029	197,000	205,225
5.50%, 9/1/2044	156,000	172,297
Orange SA:
5.38%, 1/13/2042	354,000	408,941
9.00%, 3/1/2031	666,000	925,234
Rogers Communications, Inc.:
2.90%, 11/15/2026 (b)	140,000	137,820
3.63%, 12/15/2025	215,000	216,937
3.70%, 11/15/2049	210,000	189,529
3.80%, 3/15/2032 (d)	750,000	744,142
4.10%, 10/1/2023	292,000	296,503
4.35%, 5/1/2049	304,000	300,139
4.50%, 3/15/2043	233,000	236,353
5.00%, 3/15/2044	168,000	179,365
5.45%, 10/1/2043	137,000	154,211
7.50%, 8/15/2038	194,000	263,840
Telefonica Emisiones SA:
4.67%, 3/6/2038	220,000	224,631
5.21%, 3/8/2047	1,348,000	1,451,284
5.52%, 3/1/2049	500,000	561,135
7.05%, 6/20/2036	575,000	722,010
TELUS Corp.:
3.40%, 5/13/2032	600,000	588,258
3.70%, 9/15/2027 (b)	117,000	119,511
4.60%, 11/16/2048	186,000	205,154
T-Mobile USA, Inc.:
1.50%, 2/15/2026	395,000	368,401
2.05%, 2/15/2028	346,000	317,012
2.25%, 11/15/2031	400,000	349,804
2.40%, 3/15/2029 (d)	300,000	274,569
2.55%, 2/15/2031	374,000	339,158
3.00%, 2/15/2041	460,000	388,640
3.30%, 2/15/2051	478,000	403,738
3.40%, 10/15/2052 (d)	984,000	840,543
3.50%, 4/15/2025	583,000	586,533
3.60%, 11/15/2060	205,000	175,214
3.60%, 11/15/2060 (d)	500,000	425,530
3.75%, 4/15/2027	808,000	813,842
3.88%, 4/15/2030	2,416,000	2,426,147
4.38%, 4/15/2040	899,000	906,650
4.50%, 4/15/2050	569,000	577,854
Verizon Communications, Inc.:
0.75%, 3/22/2024 (b)	421,000	407,477
0.85%, 11/20/2025 (b)	1,074,000	994,374
1.45%, 3/20/2026	388,000	364,864
1.68%, 10/30/2030	595,000	520,060
1.75%, 1/20/2031	684,000	597,029
2.10%, 3/22/2028	340,000	317,390
2.36%, 3/15/2032 (d)	586,000	529,808
2.55%, 3/21/2031	1,722,000	1,599,945
2.65%, 11/20/2040	1,296,000	1,102,118
2.85%, 9/3/2041	265,000	233,280
Security Description	Principal Amount	Value
2.99%, 10/30/2056	$2,460,000	$2,035,527
3.00%, 3/22/2027 (b)	1,432,000	1,415,117
3.15%, 3/22/2030	853,000	838,252
3.38%, 2/15/2025	218,000	220,662
3.40%, 3/22/2041	455,000	428,223
3.55%, 3/22/2051	1,050,000	990,360
3.70%, 3/22/2061	1,050,000	984,984
3.88%, 2/8/2029 (b)	686,000	713,831
3.88%, 3/1/2052 (b)	500,000	503,350
4.00%, 3/22/2050	604,000	613,573
4.02%, 12/3/2029	148,000	153,738
4.13%, 3/16/2027	284,000	295,400
4.13%, 8/15/2046	817,000	842,049
4.27%, 1/15/2036	1,161,000	1,224,542
4.33%, 9/21/2028	1,042,000	1,099,862
4.40%, 11/1/2034	607,000	645,933
4.50%, 8/10/2033	937,500	1,006,172
Vodafone Group PLC:
4.13%, 5/30/2025	425,000	438,014
4.25%, 9/17/2050	395,000	393,167
4.38%, 5/30/2028	911,000	955,010
4.38%, 2/19/2043	446,000	447,084
4.88%, 6/19/2049	430,000	467,603
5.00%, 5/30/2038	337,000	367,414
5.13%, 6/19/2059 (b)	400,000	446,560
5.25%, 5/30/2048	1,009,000	1,135,680
6.15%, 2/27/2037	661,000	791,468
7.88%, 2/15/2030	187,000	238,066
		82,398,114
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.00%, 11/19/2024	304,000	302,641
3.90%, 11/19/2029	179,000	179,736
5.10%, 5/15/2044	266,000	283,511
		765,888
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	413,000	415,969
3.25%, 6/15/2027 (b)	189,000	191,748
3.30%, 9/15/2051	300,000	286,029
3.40%, 9/1/2024	225,000	228,870
3.55%, 2/15/2050	240,000	237,994
3.65%, 9/1/2025 (b)	328,000	335,514
3.75%, 4/1/2024	130,000	132,543
3.85%, 9/1/2023	400,000	406,560
3.90%, 8/1/2046	190,000	196,604
4.05%, 6/15/2048	95,000	100,881
4.15%, 12/15/2048	388,000	419,556
4.38%, 9/1/2042	145,000	157,115
4.40%, 3/15/2042	326,000	353,563
4.45%, 3/15/2043	202,000	221,489
4.55%, 9/1/2044	605,000	671,459
4.70%, 9/1/2045	520,000	589,274

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 9/15/2041	$100,000	$115,039
5.40%, 6/1/2041	268,000	324,280
Canadian National Railway Co.:
2.45%, 5/1/2050 (b)	392,000	319,617
2.75%, 3/1/2026	50,000	49,550
3.20%, 8/2/2046	367,000	344,991
3.65%, 2/3/2048	549,000	551,503
6.90%, 7/15/2028 (b)	125,000	149,991
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	230,000	220,940
1.75%, 12/2/2026	190,000	179,351
2.05%, 3/5/2030	90,000	82,526
2.45%, 12/2/2031	165,000	153,023
3.00%, 12/2/2041	75,000	67,699
3.10%, 12/2/2051	75,000	66,694
4.00%, 6/1/2028	206,000	215,120
4.80%, 9/15/2035	570,000	628,277
4.80%, 8/1/2045	200,000	224,200
6.13%, 9/15/2115	255,000	327,757
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	152,000	156,657
CSX Corp.:
2.40%, 2/15/2030 (b)	153,000	144,487
2.50%, 5/15/2051	425,000	343,553
2.60%, 11/1/2026	156,000	152,907
3.25%, 6/1/2027 (b)	262,000	263,200
3.35%, 9/15/2049	357,000	332,967
3.80%, 3/1/2028 (b)	194,000	199,772
3.80%, 11/1/2046	235,000	235,646
3.80%, 4/15/2050	350,000	353,409
4.25%, 3/15/2029	214,000	226,733
4.25%, 11/1/2066	235,000	242,917
4.30%, 3/1/2048	323,000	345,019
4.40%, 3/1/2043	15,000	15,806
4.50%, 8/1/2054	175,000	193,289
4.65%, 3/1/2068	300,000	331,407
4.75%, 11/15/2048	249,000	285,085
6.00%, 10/1/2036	150,000	184,272
6.15%, 5/1/2037	244,000	306,076
FedEx Corp.:
3.10%, 8/5/2029 (b)	187,000	184,034
3.25%, 4/1/2026	773,000	782,686
3.40%, 2/15/2028	191,000	191,974
4.05%, 2/15/2048	431,000	425,207
4.10%, 4/15/2043	150,000	147,572
4.10%, 2/1/2045	243,000	237,632
4.25%, 5/15/2030	301,000	315,734
4.40%, 1/15/2047	242,000	248,895
4.55%, 4/1/2046	639,000	671,557
4.90%, 1/15/2034	347,000	384,178
5.25%, 5/15/2050	500,000	580,615
Security Description	Principal Amount	Value
FedEx Corp. Pass Through Trust Series 2020-1, Class AA , Class AA, 1.88%, 8/20/2035	$91,979	$83,319
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	256,000	261,652
Kansas City Southern:
2.88%, 11/15/2029	174,000	167,242
3.00%, 5/15/2023	215,000	215,615
4.20%, 11/15/2069	95,000	95,235
Series *, 4.30%, 5/15/2043	315,000	320,487
Series *, 4.95%, 8/15/2045	399,000	442,495
Kirby Corp. 4.20%, 3/1/2028	451,000	448,028
Norfolk Southern Corp.:
2.30%, 5/15/2031	205,000	190,705
2.55%, 11/1/2029	200,000	191,654
2.90%, 6/15/2026	450,000	445,153
2.90%, 8/25/2051	250,000	216,330
3.00%, 3/15/2032	250,000	243,953
3.05%, 5/15/2050	245,000	218,714
3.15%, 6/1/2027	345,000	342,488
3.16%, 5/15/2055	176,000	157,312
3.40%, 11/1/2049	165,000	154,089
3.70%, 3/15/2053	250,000	248,995
3.80%, 8/1/2028	70,000	71,604
3.94%, 11/1/2047	45,000	45,964
4.05%, 8/15/2052	216,000	225,107
4.10%, 5/15/2121	100,000	94,103
4.45%, 6/15/2045	466,000	501,882
4.65%, 1/15/2046	164,000	183,660
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	194,000	191,356
Series MTN, 2.85%, 3/1/2027	70,000	68,020
Series MTN, 2.90%, 12/1/2026	227,000	220,857
Series MTN, 3.35%, 9/1/2025	250,000	249,877
Series MTN, 3.65%, 3/18/2024	157,000	158,757
Series MTN, 3.75%, 6/9/2023 (b)	147,000	148,730
Union Pacific Corp.:
2.15%, 2/5/2027	145,000	139,316
2.38%, 5/20/2031 (b)	155,000	145,306
2.40%, 2/5/2030 (b)	232,000	219,859
2.75%, 4/15/2023	295,000	295,994
2.75%, 3/1/2026	287,000	285,221
2.80%, 2/14/2032	175,000	168,242
2.89%, 4/6/2036	507,000	473,847
2.95%, 3/10/2052	280,000	248,466
2.97%, 9/16/2062 (b)	196,000	165,755

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/15/2027 (b)	$200,000	$200,922
3.15%, 3/1/2024	280,000	282,778
3.25%, 2/5/2050	240,000	224,189
3.35%, 8/15/2046	50,000	46,686
3.38%, 2/14/2042 (b)	100,000	96,622
3.50%, 6/8/2023	433,000	438,694
3.50%, 2/14/2053	190,000	185,560
3.65%, 2/15/2024	225,000	228,627
3.70%, 3/1/2029	75,000	77,350
3.75%, 7/15/2025	407,000	416,756
3.75%, 2/5/2070	190,000	185,461
3.80%, 10/1/2051	184,000	187,949
3.80%, 4/6/2071	326,000	323,167
3.84%, 3/20/2060	309,000	312,424
3.85%, 2/14/2072	210,000	208,339
3.88%, 2/1/2055	342,000	347,609
3.95%, 9/10/2028 (b)	519,000	544,426
3.95%, 8/15/2059	421,000	432,190
4.05%, 11/15/2045	205,000	210,344
4.10%, 9/15/2067	200,000	208,242
4.50%, 9/10/2048	150,000	166,839
Series MTN, 3.55%, 8/15/2039	215,000	212,745
United Parcel Service, Inc.:
2.20%, 9/1/2024	225,000	222,588
2.40%, 11/15/2026	605,000	592,410
2.50%, 4/1/2023	731,000	734,757
2.50%, 9/1/2029	363,000	350,146
2.80%, 11/15/2024 (b)	280,000	281,226
3.05%, 11/15/2027	100,000	100,876
3.40%, 3/15/2029	248,000	253,610
3.40%, 11/15/2046	100,000	99,091
3.63%, 10/1/2042 (b)	309,000	312,177
3.75%, 11/15/2047 (b)	412,000	431,784
3.90%, 4/1/2025	349,000	359,467
4.45%, 4/1/2030 (b)	110,000	120,049
4.88%, 11/15/2040	70,000	81,984
6.20%, 1/15/2038	181,000	236,768
		35,909,253
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	100,000	83,225
3.50%, 3/15/2028	237,000	235,306
3.50%, 6/1/2032	155,000	149,476
3.85%, 3/30/2027	260,000	264,508
4.00%, 6/30/2030	255,000	258,455
4.35%, 2/15/2024	200,000	204,452
4.55%, 11/7/2028	69,000	72,609
		1,268,031
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc.:
2.63%, 9/16/2026	200,000	183,156
3.38%, 1/20/2027	270,000	253,784
		436,940
Security Description	Principal Amount	Value
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	$140,000	$128,272
2.80%, 5/1/2030	342,000	326,624
2.95%, 9/1/2027 (b)	155,000	153,642
3.40%, 3/1/2025	264,000	266,202
3.45%, 6/1/2029	411,000	412,788
3.75%, 9/1/2028	265,000	269,833
3.75%, 9/1/2047	486,000	471,789
4.20%, 9/1/2048	200,000	209,030
4.30%, 12/1/2042	140,000	146,093
Aqua America, Inc. 3.57%, 5/1/2029	520,000	519,506
Essential Utilities, Inc. 4.28%, 5/1/2049	100,000	102,546
United Utilities PLC 6.88%, 8/15/2028	144,000	171,981
		3,178,306
TOTAL CORPORATE BONDS & NOTES (Cost $1,804,053,510)		1,695,360,426
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.70%, 9/15/2025	625,000	606,495
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2021-2, Class A3, 0.34%, 12/18/2026	562,000	547,166
BMW Vehicle Lease Trust 2021-2 Series 2021-2, Class A3, 0.33%, 12/26/2024	276,000	269,003
Capital One Prime Auto Receivables Trust 2021-1 Series 2021-1, Class A3, 0.77%, 9/15/2026	250,000	239,140
CarMax Auto Owner Trust Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	1,035,614
Carvana Auto Receivables Trust 2021-P4 Series 2021-P4, Class A3, 1.31%, 1/11/2027	292,000	279,677
Drive Auto Receivables Trust Series 2021-3, Class A3, 0.79%, 10/15/2025	303,000	295,934

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026	$750,000	$730,186
Ford Credit Auto Lease Trust Series 2021-B, Class A3, 0.37%, 10/15/2024	312,000	303,461
Ford Credit Auto Owner Trust Series 2020-C, Class A3, 0.41%, 7/15/2025	350,000	343,784
GM Financial Automobile Leasing Trust 2021-3 Series 2021-3, Class A3, 0.39%, 10/21/2024	500,000	485,774
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2, Class A3, 0.51%, 4/16/2026	110,000	106,870
Series 2022-1, Class A3, 1.26%, 11/16/2026	350,000	337,676
GM Financial Consumer Automobile Receivables Trust 2021-3 Series 2021-3, Class A3, 0.48%, 6/16/2026	262,000	252,667
GM Financial Consumer Automobile Receivables Trust 2021-4 Series 2021-4, Class A3, 0.68%, 9/16/2026	300,000	289,734
Harley-Davidson Motorcycle Trust 2021-B Series 2021-B, Class A3, 0.56%, 11/16/2026	500,000	481,767
Honda Auto Receivables 2021-3 Owner Trust Series 2021-3, Class A3, 0.41%, 11/18/2025	250,000	241,151
Honda Auto Receivables Owner Trust:
Series 2021-1, Class A3, 0.27%, 4/21/2025	500,000	490,198
Series 2021-4, Class A3, 0.88%, 1/21/2026	400,000	385,340
Hyundai Auto Receivables Trust:
Series 2022-A, Class A3, 2.22%, 10/15/2026	500,000	493,450
Series 2021-A, Class A3, 0.38%, 9/15/2025	125,000	121,823
Hyundai Auto Receivables Trust 2021-B Series 2021-B, Class A3, 0.38%, 1/15/2026	600,000	580,144
Security Description	Principal Amount	Value
Mercedes-Benz Auto Receivables Trust 2021-1 Series 2021-1, Class A3, 0.46%, 6/15/2026	$210,000	$202,536
Mercedes-Benz Auto Trust Series 2021-B, Class A3, 0.40%, 11/15/2024	286,000	278,444
Nissan Auto Lease Trust 2021-A Series 2021-A, Class A3, 0.52%, 8/15/2024	300,000	292,522
Santander Drive Auto Receivables Trust Series 2022-1, Class A3, 1.94%, 11/17/2025	500,000	492,806
Santander Drive Auto Receivables Trust 2021-3 Series 2021-3, Class C, 0.95%, 9/15/2027	454,000	445,742
Santander Drive Auto Receivables Trust 2021-4 Series 2021-4, Class A3, 0.51%, 8/15/2025	185,000	182,136
Toyota Auto Receivables 2022-A Owner Trust Series 2022-A, Class A3, 1.23%, 6/15/2026	500,000	482,945
Toyota Auto Receivables Owner Trust Series 2020-D, Class A4, 0.47%, 1/15/2026	488,000	469,592
Volkswagen Auto Loan Enhanced Trust Series 2021-1, Class A3, 1.02%, 6/22/2026	121,000	116,966
World Omni Auto Receivables Trust:
Series 2022-A, Class A3, 1.66%, 5/17/2027	350,000	339,354
Series 2021-A, Class A3, 0.30%, 1/15/2026	350,000	341,602
Series 2021-C, Class A3, 0.44%, 8/17/2026	450,000	434,484
		12,389,688
CREDIT CARD — 0.1%
American Express Credit Account Master Trust Series 2021-1, Class A, 0.90%, 11/15/2026	1,103,000	1,051,271
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026	382,000	365,146
Barclays Dryrock Issuance Trust Series 2021-1, Class A, 0.63%, 7/15/2027	500,000	474,812

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2022-A1, Class A1, 2.80%, 3/15/2027	$500,000	$498,017
Series 2021-A3, Class A3, 1.04%, 11/16/2026	1,600,000	1,530,386
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, Class A3, 6.15%, 6/15/2039	250,000	320,804
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	544,000	504,266
Series 2022-A1, Class A1, 1.96%, 2/15/2027	375,000	366,645
Synchrony Credit Card Master Note Trust Series 2018-2, Class A, Class A, 3.47%, 5/15/2026	250,000	253,041
		5,364,388
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2021-B, Class A3, 0.44%, 8/17/2026	500,000	480,060
John Deere Owner Trust Series 2021-B, Class A3, 0.52%, 3/16/2026	172,000	164,561
Verizon Master Trust Series 2021-1, Class A, 0.50%, 5/20/2027	1,220,000	1,161,297
Verizon Owner Trust Series 2020-B, Class B, 0.68%, 2/20/2025	500,000	483,868
		2,289,786
TOTAL ASSET-BACKED SECURITIES (Cost $21,351,608)		20,650,357
FOREIGN GOVERNMENT OBLIGATIONS — 3.2%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	545,000	504,387
1.50%, 02/12/2025	365,000	354,196
Series GMTN, 0.50%, 02/02/2026 (b)	350,000	322,623
		1,181,206
CANADA — 0.2%
Canada Government International Bond:
0.75%, 05/19/2026	600,000	557,094
1.63%, 01/22/2025	1,095,000	1,068,227
Security Description	Principal Amount	Value
Export Development Canada 2.63%, 2/21/2024	$430,000	$432,017
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	137,525
Province of Alberta Canada:
1.30%, 07/22/2030	600,000	537,138
1.88%, 11/13/2024	528,000	518,517
2.95%, 01/23/2024	300,000	302,775
3.30%, 03/15/2028	400,000	410,772
3.35%, 11/01/2023	400,000	406,360
Province of British Columbia Canada:
1.30%, 01/29/2031	400,000	357,980
2.25%, 06/02/2026	284,000	279,178
Series 10, 1.75%, 09/27/2024	450,000	441,774
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	677,477
Series GX, 2.60%, 04/16/2024	200,000	200,484
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	156,767
Province of Ontario Canada:
0.63%, 01/21/2026	425,000	393,656
1.05%, 04/14/2026	525,000	492,177
1.13%, 10/07/2030	3,500,000	3,082,975
1.60%, 02/25/2031	500,000	456,025
2.00%, 10/02/2029	500,000	475,915
2.30%, 06/15/2026	200,000	196,632
2.50%, 04/27/2026	345,000	341,992
3.05%, 01/29/2024	350,000	354,091
Province of Quebec Canada:
0.60%, 07/23/2025	500,000	467,630
1.35%, 05/28/2030	450,000	404,847
2.50%, 04/20/2026	100,000	99,252
2.75%, 04/12/2027	325,000	325,907
Series PD, 7.50%, 09/15/2029	405,000	529,793
Series QO, 2.88%, 10/16/2024	1,210,000	1,219,256
Series QX, 1.50%, 02/11/2025	1,180,000	1,143,998
		16,468,231
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031	268,000	250,856
2.55%, 01/27/2032	275,000	258,767
2.55%, 07/27/2033	630,000	574,484
2.75%, 01/31/2027	800,000	783,480
3.10%, 05/07/2041	750,000	662,775
3.10%, 01/22/2061	650,000	534,924
3.13%, 03/27/2025	390,000	394,610

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.24%, 02/06/2028	$680,000	$679,898
3.50%, 01/31/2034	245,000	242,594
3.50%, 01/25/2050	828,000	758,688
3.50%, 04/15/2053	200,000	179,286
3.86%, 06/21/2047	290,000	283,208
4.34%, 03/07/2042	233,000	240,470
		5,844,040
FREE OF TAX — 0.1%
Asian Development Bank Series GMTN, 1.50%, 1/20/2027	1,400,000	1,334,886
European Investment Bank:
1.75%, 03/15/2029 (b)	400,000	380,808
Series GMTN, 1.38%, 03/15/2027 (b)	1,550,000	1,467,509
Inter-American Development Bank 1.50%, 1/13/2027	1,000,000	953,840
		4,137,043
GERMANY — 0.2%
FMS Wertmanagement 2.75%, 1/30/2024	500,000	503,515
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036 (b)	1,365,000	947,337
0.25%, 04/25/2023	1,170,000	1,149,724
0.25%, 10/19/2023 (b)	2,000,000	1,939,860
0.25%, 03/08/2024	625,000	600,381
0.38%, 07/18/2025	450,000	418,757
0.50%, 09/20/2024	350,000	333,519
0.63%, 01/22/2026	950,000	882,901
0.75%, 09/30/2030	576,000	503,286
1.75%, 09/14/2029	498,000	473,304
2.00%, 05/02/2025	1,634,000	1,606,729
2.50%, 11/20/2024	788,000	788,016
2.63%, 02/28/2024	1,865,000	1,874,884
2.88%, 04/03/2028 (b)	744,000	756,358
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026 (b)	400,000	373,588
0.88%, 09/03/2030	667,000	588,321
2.38%, 06/10/2025	450,000	446,728
Series 37, 2.50%, 11/15/2027 (b)	477,000	473,899
Series 40, 0.50%, 05/27/2025 (b)	420,000	393,561
		15,054,668
HONG KONG — 0.0% (a)
Hong Kong Government International Bond Series GMTN, 1.75%, 11/24/2031	200,000	183,190
Security Description	Principal Amount	Value
HUNGARY — 0.0% (a)
Hungary Government International Bond:
5.75%, 11/22/2023	$625,000	$654,325
7.63%, 03/29/2041	450,000	654,934
		1,309,259
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031	385,000	347,928
2.15%, 07/28/2031	450,000	417,019
2.85%, 02/14/2030	306,000	300,930
3.05%, 03/12/2051	629,000	570,912
3.20%, 09/23/2061	300,000	256,071
3.35%, 03/12/2071	385,000	324,155
3.40%, 09/18/2029	305,000	311,713
3.50%, 01/11/2028	415,000	424,848
3.50%, 02/14/2050	505,000	472,498
3.55%, 03/31/2032	400,000	411,120
3.70%, 10/30/2049	305,000	294,453
3.85%, 10/15/2030	250,000	262,998
4.10%, 04/24/2028	296,000	313,195
4.35%, 01/11/2048	630,000	649,555
5.35%, 02/11/2049	347,000	400,500
		5,757,895
ISRAEL — 0.1%
Israel Government AID Bond 5.50%, 9/18/2033	850,000	1,071,153
Israel Government International Bond:
2.75%, 07/03/2030	906,000	896,967
2.88%, 03/16/2026	180,000	180,859
3.15%, 06/30/2023	250,000	252,750
3.25%, 01/17/2028	400,000	411,480
3.88%, 07/03/2050	943,000	973,383
4.13%, 01/17/2048	355,000	378,991
4.50%, 01/30/2043	230,000	259,951
State of Israel:
2.50%, 01/15/2030	600,000	585,414
3.38%, 01/15/2050	525,000	498,692
		5,509,640
ITALY — 0.1%
Italy Government International Bond 6.88%, 9/27/2023	547,000	580,580
Republic of Italy Government International Bond:
0.88%, 05/06/2024	575,000	550,591
1.25%, 02/17/2026	790,000	728,720
2.38%, 10/17/2024	1,315,000	1,293,552
2.88%, 10/17/2029	750,000	708,908
3.88%, 05/06/2051	760,000	704,672

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/17/2049	$665,000	$638,673
		5,205,696
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 05/22/2023	150,000	147,436
1.88%, 07/21/2026	200,000	193,060
2.00%, 10/17/2029	410,000	390,361
2.88%, 06/01/2027	1,189,000	1,194,779
Series DTC, 2.13%, 02/10/2025	225,000	221,575
Series DTC, 2.25%, 11/04/2026	817,000	800,693
Series DTC, 2.50%, 05/28/2025	500,000	496,450
Series DTC, 3.38%, 07/31/2023	200,000	202,870
Japan Bank for International Corp.:
0.38%, 09/15/2023	564,000	548,608
0.63%, 07/15/2025	390,000	364,112
1.25%, 01/21/2031	200,000	178,644
1.88%, 04/15/2031	1,100,000	1,032,647
2.13%, 02/16/2029	500,000	481,035
2.75%, 11/16/2027	200,000	199,560
2.88%, 07/21/2027	602,000	605,191
3.25%, 07/20/2023	1,165,000	1,179,807
3.25%, 07/20/2028	250,000	258,500
3.38%, 10/31/2023	200,000	203,122
Series DTC, 1.75%, 10/17/2024	368,000	360,022
Series DTC, 2.38%, 04/20/2026	160,000	157,286
Series DTC, 2.50%, 05/23/2024	335,000	334,752
Series DTC, 3.00%, 05/29/2024	350,000	353,577
Japan International Cooperation Agency:
2.75%, 04/27/2027	239,000	238,780
3.38%, 06/12/2028	200,000	206,174
		10,349,041
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031	1,171,000	1,065,832
3.25%, 04/16/2030	741,000	714,257
3.50%, 02/12/2034	850,000	791,189
3.60%, 01/30/2025	445,000	456,672
3.75%, 01/11/2028	1,245,000	1,268,045
3.77%, 05/24/2061	770,000	623,823
3.90%, 04/27/2025	250,000	258,843
4.13%, 01/21/2026	530,000	556,309
4.15%, 03/28/2027	728,000	767,239
4.28%, 08/14/2041	815,000	761,088
Security Description	Principal Amount	Value
4.35%, 01/15/2047	$570,000	$528,293
4.40%, 02/12/2052	250,000	230,260
4.50%, 04/22/2029	928,000	979,569
4.50%, 01/31/2050	1,082,000	1,022,382
4.60%, 01/23/2046	720,000	691,481
4.60%, 02/10/2048	637,000	608,061
4.75%, 04/27/2032	479,000	508,502
5.00%, 04/27/2051	385,000	390,271
6.05%, 01/11/2040	597,000	678,353
Series GMTN, 5.75%, 10/12/2110	775,000	788,462
Series MTN, 4.75%, 03/08/2044	1,832,000	1,806,480
		15,495,411
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	988,000	874,775
3.16%, 01/23/2030	560,000	548,122
3.30%, 01/19/2033	250,000	239,928
3.75%, 03/16/2025	400,000	407,628
3.87%, 07/23/2060	770,000	675,914
3.88%, 03/17/2028	475,000	485,588
4.00%, 09/22/2024	620,000	634,217
4.30%, 04/29/2053	495,000	478,046
4.50%, 01/19/2063	300,000	288,855
6.70%, 01/26/2036	840,000	1,038,551
7.13%, 01/29/2026	230,000	262,554
8.88%, 09/30/2027	520,000	663,931
9.38%, 04/01/2029	264,000	357,804
		6,955,913
PERU — 0.1%
Peruvian Government International Bond:
1.86%, 12/01/2032	255,000	218,711
2.39%, 01/23/2026	489,000	475,577
2.78%, 01/23/2031	1,025,000	967,590
2.84%, 06/20/2030	765,000	734,744
3.00%, 01/15/2034	342,000	320,769
3.23%, 07/28/2121	360,000	275,681
3.55%, 03/10/2051	740,000	692,344
3.60%, 01/15/2072	500,000	431,975
4.13%, 08/25/2027	311,000	323,278
5.63%, 11/18/2050	490,000	621,829
6.55%, 03/14/2037	351,000	444,822
7.35%, 07/21/2025	810,000	917,787
		6,425,107
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	398,000	353,953
1.95%, 01/06/2032	263,000	238,412
2.46%, 05/05/2030	442,000	420,452
2.65%, 12/10/2045	530,000	438,707

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 05/05/2045	$395,000	$341,955
3.00%, 02/01/2028	664,000	666,384
3.70%, 02/02/2042	725,000	703,496
3.75%, 01/14/2029	678,000	705,534
3.95%, 01/20/2040	272,000	272,019
4.20%, 01/21/2024	660,000	678,157
5.00%, 01/13/2037	576,000	646,675
5.50%, 03/30/2026	325,000	355,092
6.38%, 10/23/2034	483,000	609,759
7.50%, 09/25/2024	225,000	240,050
7.75%, 01/14/2031	435,000	570,816
9.50%, 02/02/2030	567,000	804,064
9.50%, 02/02/2030	71,000	100,687
10.63%, 03/16/2025	269,000	328,180
Republic of Philippines 3.20%, 7/6/2046	585,000	526,050
		9,000,442
POLAND — 0.0% (a)
Poland Government International Bond 4.00%, 1/22/2024	580,000	595,161
Republic of Poland Government International Bond 3.25%, 4/6/2026	380,000	386,939
		982,100
SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
0.38%, 02/09/2024	200,000	192,116
0.63%, 06/29/2024	450,000	430,704
0.63%, 02/09/2026	355,000	326,607
1.13%, 12/29/2026	500,000	461,470
1.25%, 01/18/2025	208,000	199,160
1.25%, 09/21/2030	500,000	437,575
1.38%, 02/09/2031	350,000	306,680
1.63%, 01/18/2027	395,000	371,636
1.88%, 02/12/2025	215,000	209,167
2.13%, 01/18/2032	250,000	228,480
2.38%, 06/25/2024	200,000	199,006
2.38%, 04/21/2027	425,000	413,189
2.50%, 06/29/2041	185,000	168,824
2.63%, 05/26/2026	227,000	224,859
2.88%, 01/21/2025	495,000	495,272
3.25%, 11/10/2025	185,000	186,891
4.00%, 01/14/2024	340,000	348,483
Korea Development Bank:
0.40%, 03/09/2024	200,000	191,900
0.40%, 06/19/2024	165,000	157,321
0.75%, 01/25/2025	395,000	373,105
0.80%, 04/27/2026	450,000	415,161
0.80%, 07/19/2026	265,000	243,196
1.00%, 09/09/2026	550,000	507,430
1.63%, 01/19/2031	525,000	466,909
2.00%, 02/24/2025	300,000	293,052
Security Description	Principal Amount	Value
2.00%, 09/12/2026	$425,000	$409,288
2.25%, 02/24/2027	300,000	289,503
3.25%, 02/19/2024	500,000	506,115
3.75%, 01/22/2024	250,000	255,217
Korea International Bond:
1.00%, 09/16/2030	480,000	420,778
1.75%, 10/15/2031	116,000	107,152
2.00%, 06/19/2024	615,000	607,208
2.75%, 01/19/2027	400,000	399,448
3.88%, 09/11/2023	150,000	153,087
4.13%, 06/10/2044	201,000	238,649
5.63%, 11/03/2025	100,000	108,971
		11,343,609
SUPRANATIONAL — 1.3%
African Development Bank:
0.88%, 03/23/2026	1,470,000	1,372,039
Series GMTN, 0.88%, 07/22/2026	1,125,000	1,048,016
Asian Development Bank:
0.63%, 04/29/2025	1,375,000	1,296,020
1.50%, 10/18/2024	878,000	856,410
2.63%, 01/30/2024	380,000	382,067
5.82%, 06/16/2028	471,000	554,885
6.22%, 08/15/2027	140,000	163,209
Series GMTN, 0.25%, 07/14/2023	1,630,000	1,590,978
Series GMTN, 0.25%, 10/06/2023	650,000	631,059
Series GMTN, 0.38%, 06/11/2024	1,036,000	991,493
Series GMTN, 0.38%, 09/03/2025	900,000	834,597
Series GMTN, 0.50%, 02/04/2026	1,000,000	923,440
Series GMTN, 0.63%, 10/08/2024	100,000	95,455
Series GMTN, 0.75%, 10/08/2030	550,000	478,924
Series GMTN, 1.00%, 04/14/2026	1,325,000	1,242,002
Series GMTN, 1.25%, 06/09/2028	125,000	115,484
Series GMTN, 1.50%, 03/04/2031	315,000	291,019
Series GMTN, 1.75%, 08/14/2026	50,000	48,376
Series GMTN, 1.75%, 09/19/2029	766,000	725,731
Series GMTN, 1.88%, 01/24/2030	850,000	811,342
Series GMTN, 2.00%, 01/22/2025	200,000	197,164
Series GMTN, 2.00%, 04/24/2026	390,000	380,960
Series GMTN, 2.50%, 11/02/2027	488,000	486,136

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.75%, 01/19/2028	$215,000	$216,823
Series GMTN, 3.13%, 09/26/2028	350,000	363,342
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	1,850,000	1,793,519
0.50%, 05/28/2025	1,000,000	932,170
2.25%, 05/16/2024 (b)	810,000	804,808
Corp. Andina de Fomento:
1.63%, 09/23/2025	100,000	94,942
2.38%, 05/12/2023	700,000	699,258
3.75%, 11/23/2023	175,000	177,755
Council Of Europe Development Bank:
0.25%, 10/20/2023	585,000	567,222
0.88%, 09/22/2026	675,000	628,209
1.38%, 02/27/2025 (b)	850,000	821,805
2.50%, 02/27/2024	240,000	240,710
European Bank for Reconstruction & Development:
0.50%, 05/19/2025 (b)	850,000	796,322
1.63%, 09/27/2024	200,000	195,694
Series GMTN, 0.25%, 07/10/2023	350,000	341,768
Series GMTN, 0.50%, 11/25/2025	375,000	347,329
Series GMTN, 0.50%, 01/28/2026 (b)	1,350,000	1,245,361
Series GMTN, 1.50%, 02/13/2025	210,000	203,748
European Investment Bank:
0.25%, 09/15/2023	1,304,000	1,268,179
0.38%, 12/15/2025	1,050,000	968,394
0.38%, 03/26/2026	901,000	826,028
0.63%, 07/25/2025 (b)	250,000	234,525
0.63%, 10/21/2027	390,000	351,012
0.75%, 10/26/2026 (b)	642,000	593,407
0.75%, 09/23/2030 (b)	480,000	419,482
0.88%, 05/17/2030	300,000	264,243
1.25%, 02/14/2031	845,000	765,342
1.38%, 05/15/2023	800,000	794,600
1.63%, 03/14/2025 (b)	1,480,000	1,441,328
1.63%, 10/09/2029 (b)	305,000	287,438
1.63%, 05/13/2031 (b)	250,000	233,900
1.88%, 02/10/2025	1,391,000	1,366,157
2.13%, 04/13/2026 (b)	567,000	557,605
2.25%, 06/24/2024 (b)	910,000	907,070
2.50%, 10/15/2024 (b)	1,240,000	1,240,670
2.63%, 03/15/2024 (b)	1,075,000	1,080,611
3.25%, 01/29/2024	1,121,000	1,139,564
4.88%, 02/15/2036	165,000	207,596
Series GMTN, 2.88%, 08/15/2023	1,785,000	1,802,564
Security Description	Principal Amount	Value
Series GMTN, 3.13%, 12/14/2023	$215,000	$217,995
Inter-American Development Bank:
0.25%, 11/15/2023	625,000	605,206
0.50%, 05/24/2023	955,000	938,908
0.50%, 09/23/2024	1,150,000	1,095,030
0.63%, 07/15/2025	280,000	262,760
0.63%, 09/16/2027	375,000	337,928
1.13%, 07/20/2028	1,550,000	1,424,000
2.00%, 07/23/2026	920,000	900,045
2.13%, 01/15/2025	766,000	757,237
2.25%, 06/18/2029	775,000	760,593
2.38%, 07/07/2027	440,000	435,965
2.63%, 01/16/2024	900,000	904,833
3.00%, 10/04/2023	416,000	420,680
3.00%, 02/21/2024	914,000	924,913
4.38%, 01/24/2044	72,000	89,907
Series GMTN, 0.88%, 04/20/2026	850,000	792,889
Series GMTN, 1.13%, 01/13/2031	650,000	583,096
Series GMTN, 1.75%, 03/14/2025	2,835,000	2,770,986
Series GMTN, 3.88%, 10/28/2041	694,000	799,731
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	1,473,000	1,425,599
0.38%, 07/28/2025	2,050,000	1,906,336
0.50%, 10/28/2025	850,000	789,727
0.63%, 04/22/2025	2,330,000	2,198,495
0.75%, 03/11/2025	1,205,000	1,143,822
0.75%, 11/24/2027	1,270,000	1,150,150
0.75%, 08/26/2030	670,000	584,387
0.88%, 05/14/2030	50,000	43,970
1.13%, 09/13/2028	1,450,000	1,329,476
1.25%, 02/10/2031	1,050,000	948,181
1.63%, 01/15/2025	871,000	850,436
1.63%, 11/03/2031	1,429,000	1,321,639
1.75%, 04/19/2023	300,000	299,427
2.50%, 03/19/2024	1,098,000	1,100,800
3.00%, 09/27/2023	421,000	425,964
Series GDIF, 1.38%, 04/20/2028	675,000	629,438
Series GDIF, 1.50%, 08/28/2024	1,445,000	1,412,805
Series GDIF, 1.75%, 10/23/2029	760,000	719,940
Series GDIF, 1.88%, 06/19/2023 (b)	1,140,000	1,137,560
Series GDIF, 1.88%, 10/27/2026	100,000	97,285
Series GDIF, 2.13%, 03/03/2025 (b)	530,000	523,932

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GDIF, 2.50%, 11/25/2024	$391,000	$391,424
Series GDIF, 2.50%, 07/29/2025	1,974,000	1,967,229
Series GDIF, 3.13%, 11/20/2025	1,130,000	1,150,069
Series GMTN, 4.75%, 02/15/2035	1,250,000	1,519,325
International Finance Corp.:
0.75%, 08/27/2030	50,000	43,677
Series GMTN, 0.38%, 07/16/2025	660,000	614,526
Series GMTN, 1.38%, 10/16/2024	599,000	582,797
Series GMTN, 2.88%, 07/31/2023	185,000	186,772
International Finance Corp. Series GMTN, 0.75%, 10/8/2026	850,000	786,947
Nordic Investment Bank:
0.38%, 05/19/2023	250,000	245,450
0.38%, 09/20/2024	200,000	189,898
0.38%, 09/11/2025	250,000	231,623
2.25%, 05/21/2024	585,000	583,187
2.88%, 07/19/2023	250,000	252,315
Series GMTN, 0.50%, 01/21/2026 (b)	500,000	461,580
		87,006,196
SWEDEN — 0.1%
Svensk Exportkredit AB:
0.50%, 11/10/2023	350,000	340,011
0.50%, 08/26/2025	250,000	232,250
Series GMTN, 0.25%, 09/29/2023	625,000	606,656
Series GMTN, 0.38%, 07/30/2024	1,600,000	1,522,688
Series GMTN, 0.63%, 05/14/2025	280,000	263,015
Series GMTN, 0.75%, 04/06/2023	210,000	207,436
Series USMT, 0.38%, 03/11/2024	495,000	475,641
		3,647,697
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	440,000	466,968
4.38%, 01/23/2031	752,000	817,567
4.50%, 08/14/2024	700,000	720,881
4.98%, 04/20/2055	580,000	679,638
5.10%, 06/18/2050	852,000	1,009,662
Security Description	Principal Amount	Value
8.00%, 11/18/2022	$93,000	$96,338
		3,791,054
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $225,999,579)		215,647,438
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.7%
Federal Farm Credit Banks Funding Corp.:
0.13%, 4/13/2023	7,000,000	6,878,550
0.25%, 2/26/2024	3,985,000	3,831,777
1.13%, 1/6/2025	255,000	245,598
Federal Home Loan Bank:
0.13%, 6/2/2023	2,250,000	2,202,637
0.13%, 8/28/2023	1,150,000	1,118,525
0.50%, 4/14/2025	4,830,000	4,542,856
0.75%, 2/24/2026	440,000	407,224
2.13%, 6/9/2023	1,000,000	1,001,990
2.50%, 2/13/2024 (b)	1,955,000	1,961,999
3.25%, 11/16/2028	2,755,000	2,881,317
5.50%, 7/15/2036	1,290,000	1,678,625
Federal Home Loan Banks 2.13%, 2/28/2024	820,000	817,351
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	2,275,000	2,203,724
0.25%, 6/26/2023	5,000,000	4,894,600
0.25%, 8/24/2023	1,155,000	1,125,686
0.25%, 9/8/2023 (b)	905,000	880,637
0.25%, 11/6/2023	700,000	678,944
0.25%, 12/4/2023	1,180,000	1,141,626
0.38%, 4/20/2023	1,995,000	1,963,878
0.38%, 5/5/2023	1,000,000	982,970
0.38%, 9/23/2025 (b)	1,125,000	1,043,820
1.50%, 2/12/2025	2,950,000	2,868,049
1.50%, 2/1/2037	9,933,637	9,420,023
1.50%, 5/1/2041	4,641,650	4,199,547
1.50%, 2/1/2051	6,404,931	5,721,254
1.50%, 10/1/2051	6,413,368	5,724,024
1.50%, 11/1/2051	5,857,254	5,227,085
2.00%, 7/1/2035	3,972,972	3,865,793
2.00%, 6/1/2036	13,633,225	13,253,478
2.00%, 1/1/2037	9,934,246	9,657,533
2.00%, 10/1/2050	10,488,005	9,778,009
2.00%, 11/1/2050	14,975,434	13,961,658
2.00%, 12/1/2050	8,988,202	8,379,737
2.00%, 1/1/2051	11,433,536	10,659,531
2.00%, 2/1/2051	34,940,062	32,574,761
2.00%, 9/1/2051	21,206,968	19,713,136
2.00%, 11/1/2051	25,506,176	23,681,313
2.00%, 2/1/2052	19,506,077	18,116,917
2.00%, 3/1/2052	17,442,170	16,190,523
2.50%, 9/1/2028	90,244	90,000

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 10/1/2029	$224,493	$224,103
2.50%, 1/1/2031	283,322	282,907
2.50%, 5/1/2031	842,925	841,311
2.50%, 6/1/2031	330,592	329,959
2.50%, 11/1/2032	727,871	725,798
2.50%, 12/1/2032	586,206	584,536
2.50%, 2/1/2033	1,071,429	1,068,378
2.50%, 3/1/2033	1,931,576	1,924,816
2.50%, 8/1/2035	2,854,112	2,825,892
2.50%, 9/1/2035	2,076,943	2,056,407
2.50%, 9/1/2046	714,302	690,593
2.50%, 8/1/2050	15,094,194	14,473,177
2.50%, 10/1/2050	8,852,737	8,485,100
2.50%, 11/1/2050	6,928,928	6,639,849
2.50%, 9/1/2051	18,108,616	17,311,409
2.50%, 10/1/2051	15,095,143	14,428,259
2.50%, 11/1/2051	18,401,449	17,585,644
2.50%, 12/1/2051	15,534,618	14,843,502
3.00%, 11/1/2027	810,525	819,693
3.00%, 2/1/2029	178,503	180,716
3.00%, 7/1/2029	156,086	157,971
3.00%, 9/1/2029	239,429	242,321
3.00%, 4/1/2030	235,466	238,492
3.00%, 12/1/2030	611,275	619,131
3.00%, 2/1/2031	1,284,163	1,301,871
3.00%, 5/1/2031	462,724	469,425
3.00%, 9/1/2032	1,202,266	1,217,835
3.00%, 4/1/2033	4,161,426	4,208,811
3.00%, 5/1/2033	2,295,930	2,321,775
3.00%, 7/1/2035	229,781	230,197
3.00%, 4/1/2036	452,027	452,747
3.00%, 8/1/2036	817,257	819,722
3.00%, 3/1/2043	465,038	464,169
3.00% 4/1/2043	794,758	793,275
3.00% 7/1/2043	292,835	292,288
3.00%, 8/1/2043	131,635	131,390
3.00%, 9/1/2043	198,594	198,223
3.00%, 10/1/2043	145,889	145,617
3.00%, 6/1/2045	456,533	454,266
3.00% 8/1/2045	1,471,722	1,467,270
3.00%, 4/1/2046	667,068	662,843
3.00%, 9/1/2046	498,450	495,293
3.00%, 10/1/2046	2,721,465	2,704,229
3.00%, 11/1/2046	539,591	536,174
3.00%, 12/1/2046	1,650,739	1,640,284
3.00%, 2/1/2047	1,584,693	1,574,657
3.00%, 7/1/2047	3,475,274	3,450,795
3.00%, 12/1/2047	2,955,359	2,931,824
3.00%, 1/1/2048	786,267	780,006
3.00%, 2/1/2048	1,667,655	1,654,375
3.00%, 3/1/2048	83,529	82,864
3.00%, 10/1/2049	1,925,583	1,894,092
3.00%, 12/1/2049	1,446,441	1,422,786
3.00%, 1/1/2050	4,044,744	3,978,596
3.00%, 2/1/2050	4,446,552	4,373,832
Security Description	Principal Amount	Value
3.00%, 4/1/2050	$6,915,000	$6,790,676
3.00%, 6/1/2051	5,178,269	5,073,134
3.50%, 5/1/2026	239,531	244,776
3.50%, 1/1/2029	54,859	56,127
3.50%, 11/1/2029	184,847	189,084
3.50%, 2/1/2030	107,067	109,722
3.50%, 3/1/2032	173,921	178,024
3.50%, 6/1/2033	399,360	410,351
3.50%, 1/1/2034	926,696	952,200
3.50%, 3/1/2038	788,022	805,680
3.50%, 10/1/2041	102,053	104,258
3.50%, 4/1/2043	180,137	183,685
3.50% 5/1/2043	306,455	312,580
3.50% 8/1/2043	532,232	543,078
3.50%, 6/1/2044	108,855	111,043
3.50%, 8/1/2044	217,386	221,756
3.50%, 10/1/2044	123,537	126,021
3.50%, 11/1/2044	192,395	196,263
3.50%, 12/1/2044	210,287	214,515
3.50%, 1/1/2045	207,401	211,571
3.50%, 2/1/2045	284,189	289,903
3.50% 7/1/2045	3,689,783	3,770,782
3.50%, 10/1/2045	257,029	261,695
3.50% 12/1/2045	508,990	518,231
3.50%, 3/1/2046	543,925	551,485
3.50%, 5/1/2046	245,287	248,696
3.50%, 8/1/2046	1,447,255	1,473,530
3.50%, 9/1/2046	3,140,382	3,184,027
3.50%, 12/1/2046	402,059	407,647
3.50%, 4/1/2047	45,561	46,004
3.50%, 9/1/2047	2,135,639	2,156,388
3.50%, 10/1/2047	297,759	300,652
3.50%, 11/1/2047	162,577	164,157
3.50%, 12/1/2047	429,042	433,210
3.50%, 1/1/2048	763,683	771,103
3.50%, 2/1/2048	2,103,281	2,123,715
3.50%, 5/1/2048	1,331,556	1,349,446
3.50%, 7/1/2048	427,442	433,185
3.50%, 11/1/2048	1,138,918	1,154,220
3.50%, 6/1/2049	1,514,320	1,521,810
3.50%, 7/1/2049	892,267	896,681
3.50%, 3/1/2050	3,797,059	3,815,840
4.00%, 4/1/2024	10,262	10,565
4.00%, 5/1/2025	10,889	11,214
4.00%, 6/1/2025	25,720	26,489
4.00%, 8/1/2025	5,672	5,842
4.00%, 9/1/2025	9,378	9,658
4.00%, 6/1/2026	73,239	75,429
4.00%, 7/1/2029	1,836,371	1,889,875
4.00%, 10/1/2040	90,969	94,891
4.00%, 12/1/2041	276,858	288,781
4.00%, 4/1/2042	194,464	202,839
4.00%, 6/1/2042	422,544	440,513
4.00%, 12/1/2043	92,901	96,648
4.00% 5/1/2044	211,635	220,336

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2044	$313,369	$326,252
4.00%, 12/1/2044	111,209	115,781
4.00%, 4/1/2045	236,259	245,549
4.00%, 5/1/2045	1,244,122	1,297,702
4.00%, 10/1/2045	346,373	359,992
4.00%, 11/1/2045	1,655,910	1,719,826
4.00%, 1/1/2046	257,987	268,131
4.00%, 3/1/2046	220,039	229,046
4.00%, 1/1/2047	4,207,517	4,345,052
4.00%, 9/1/2047	174,022	179,129
4.00%, 11/1/2047	1,040,810	1,071,360
4.00%, 12/1/2047	406,109	418,028
4.00%, 1/1/2048	605,284	623,050
4.00%, 4/1/2048	928,163	951,069
4.00% 5/1/2048	1,434,940	1,470,352
4.00%, 7/1/2048	1,010,990	1,035,939
4.00%, 10/1/2048	1,743,724	1,786,756
4.00%, 12/1/2048	840,972	861,726
4.00%, 9/1/2049	885,217	904,279
4.00%, 6/1/2050	1,222,714	1,248,036
4.00%, 2/1/2051	1,923,048	1,968,598
4.50%, 10/1/2024	5,573	5,620
4.50%, 2/1/2039	1,322	1,406
4.50%, 6/1/2039	85,865	91,265
4.50%, 12/1/2039	42,277	44,936
4.50%, 6/1/2040	1,092	1,160
4.50%, 12/1/2040	241,167	256,250
4.50%, 4/1/2041	3,688	3,918
4.50%, 7/1/2041	147,116	156,272
4.50%, 8/1/2041	13,453	14,290
4.50%, 9/1/2041	51,678	54,894
4.50%, 10/1/2041	389,521	413,882
4.50%, 10/1/2043	4,522	4,814
4.50%, 8/1/2044	7,793	8,263
4.50%, 9/1/2044	178,372	189,111
4.50%, 4/1/2047	57,769	60,347
4.50%, 10/1/2047	59,167	61,807
4.50%, 12/1/2047	180,070	188,106
4.50% 1/1/2048	613,221	640,588
4.50%, 5/1/2048	682,296	708,567
4.50%, 6/1/2048	252,508	262,230
4.50%, 7/1/2048	644,480	669,773
4.50%, 12/1/2048	405,918	421,849
4.50%, 3/1/2049	586,778	609,806
4.50%, 7/1/2049	3,355,420	3,483,115
5.00%, 11/1/2035	8,449	9,095
5.00% 12/1/2036	1,750	1,883
5.00% 2/1/2038	145,761	157,294
5.00% 3/1/2038	82,218	88,687
5.00%, 6/1/2038	23,381	25,253
5.00% 11/1/2038	193,733	208,982
5.00%, 1/1/2039	29,328	31,677
5.00%, 2/1/2039	63,376	68,452
5.00%, 3/1/2039	196,238	211,779
5.00%, 10/1/2039	18,333	19,802
Security Description	Principal Amount	Value
5.00%, 7/1/2048	$870,207	$915,932
5.00%, 9/1/2048	193,966	204,157
5.00%, 11/1/2048	872,762	918,031
5.00%, 3/1/2049	319,643	336,438
5.00%, 3/1/2050	956,386	1,005,812
5.50%, 11/1/2026	17,989	18,928
5.50%, 6/1/2027	5,008	5,281
5.50%, 4/1/2028	8,168	8,662
5.50%, 7/1/2028	12,858	13,680
5.50%, 7/1/2033	640	669
5.50% 1/1/2037	64,524	70,993
5.50%, 9/1/2037	443	468
5.50%, 11/1/2037	3,564	3,886
5.50%, 1/1/2038	35,932	39,378
5.50%, 4/1/2038	119,049	130,151
5.50% 7/1/2038	152,198	166,516
5.50%, 10/1/2038	3,060	3,352
5.50%, 11/1/2038	1,254	1,307
6.00%, 8/1/2031	3,554	3,872
6.00%, 3/1/2036	5,938	6,556
6.00%, 8/1/2036	30,829	34,111
6.00%, 1/1/2037	3,198	3,545
6.00%, 12/1/2037	2,819	3,129
6.00%, 10/1/2038	1,758	1,875
6.00%, 3/1/2040	1,663	1,854
6.00%, 5/1/2040	307,130	340,235
6.25%, 7/15/2032 (b)	3,080,000	4,084,357
6.50%, 11/1/2037	23,627	26,354
6.50%, 2/1/2038	4,924	5,269
6.50%, 9/1/2038	87,961	98,567
6.50%, 9/1/2039	41,102	46,046
6.75%, 3/15/2031	601,000	798,981
Series *, 2.75%, 6/19/2023	1,465,000	1,478,625
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,012,395
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	755,290
Series K049, Class A2, 3.01%, 7/25/2025	350,000	351,633
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	351,458
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	1,000,000	993,605
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	800,000	813,641
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	508,286
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,526,888

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (c)	$1,500,000	$1,537,253
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,075,378
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	1,150,000	1,220,428
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	562,027
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,340,686
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	848,141
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	270,000	285,106
Series K089, Class A2, Class A2, 3.56%, 1/25/2029	2,500,000	2,609,743
Series K092, Class A2, 3.30%, 4/25/2029	500,000	514,153
Series K093, Class A2, 2.98%, 5/25/2029	500,000	504,587
Series K094, Class A2, 2.90%, 6/25/2029	531,291	534,381
Series K101, Class A2, 2.52%, 10/25/2029	500,000	490,322
Series K108, Class A2, Class A2, 1.52%, 3/25/2030	888,889	807,606
Series K109, Class A2, 1.56%, 4/25/2030	600,000	546,112
Series K110, Class A2, Class A2, 1.48%, 4/25/2030	160,714	145,334
Series K114, Class A2, 1.37%, 6/25/2030	250,000	223,352
Series K115, Class A2, 1.38%, 6/25/2030	500,000	447,405
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,115,122
Series K121, Class A2, 1.55%, 10/25/2030	340,000	306,708
Series K123, Class A2, 1.62%, 12/25/2030	233,333	211,622
Series K128, Class A2, 2.02%, 3/25/2031	650,000	607,634
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	918,858
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	592,512
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	448,480
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	612,922	613,309
Security Description	Principal Amount	Value
Series K730, Class A2, Class A2, 3.59%, 1/25/2025 (c)	$1,000,000	$1,016,883
Series K735, Class A2, 2.86%, 5/25/2026	500,000	498,591
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	4,878,276
Series K737, Class A2, Class A2, 2.53%, 10/25/2026	1,250,000	1,230,388
Series K743, Class A2, 1.77%, 5/25/2028	500,000	470,773
Series K030, Class A2, Class A2, VRN, 3.25%, 4/25/2023 (c)	988,221	995,800
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	210,116
Series K159, Class A3, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,723,000
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	413,419
Federal National Mortgage Association:
0.25%, 5/22/2023	1,575,000	1,545,075
0.25%, 7/10/2023	910,000	889,106
0.25%, 11/27/2023 (b)	2,045,000	1,981,114
0.30%, 8/3/2023	750,000	731,985
0.38%, 8/25/2025	3,560,000	3,307,667
0.63%, 4/22/2025	1,055,000	995,509
0.75%, 10/8/2027 (b)	2,400,000	2,184,792
0.88%, 8/5/2030	6,830,000	5,965,390
1.50%, 7/1/2036	13,291,064	12,603,403
1.50%, 3/1/2037	17,203,985	16,305,199
1.50%, 1/1/2042	3,952,290	3,575,824
1.50%, 10/1/2051	16,017,020	14,295,153
1.50%, 11/1/2051	17,115,662	15,273,934
1.63%, 10/15/2024	550,000	538,725
1.63%, 1/7/2025	1,300,000	1,268,943
1.75%, 7/2/2024	500,000	493,040
1.88%, 9/24/2026	1,366,000	1,329,651
2.00%, 9/1/2035	6,293,985	6,124,195
2.00%, 11/1/2035	5,863,625	5,705,445
2.00%, 12/1/2035	4,037,212	3,928,302
2.00%, 2/1/2036	6,451,961	6,277,910
2.00% 6/1/2036	12,760,276	12,404,795
2.00%, 12/1/2036	12,260,324	11,918,770
2.00%, 8/1/2040	686,441	646,586
2.00%, 10/1/2040	1,532,746	1,443,768
2.00%, 11/1/2040	3,933,447	3,705,030
2.00%, 12/1/2040	3,232,952	3,045,182
2.00%, 2/1/2041	4,308,499	4,058,349
2.00%, 10/1/2041	6,756,021	6,361,421
2.00%, 11/1/2041	7,817,089	7,359,906

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 2/1/2042	$4,168,479	$3,923,616
2.00%, 6/1/2050	688,541	641,936
2.00%, 8/1/2050	13,918,656	12,976,547
2.00%, 10/1/2050	25,135,032	23,433,724
2.00% 1/1/2051	21,053,837	19,628,771
2.00%, 2/1/2051	11,718,465	10,925,280
2.00%, 3/1/2051	8,927,740	8,307,144
2.00%, 4/1/2051	22,812,062	21,222,780
2.00%, 5/1/2051	12,900,326	11,999,577
2.00%, 7/1/2051	18,779,827	17,462,718
2.00%, 11/1/2051	39,221,838	36,446,688
2.00%, 1/1/2052	16,263,297	15,107,534
2.13%, 4/24/2026	475,000	468,198
2.50%, 2/5/2024	300,000	301,278
2.50%, 7/1/2028	270,184	269,276
2.50% 8/1/2028	768,565	765,982
2.50%, 10/1/2028	189,879	189,241
2.50%, 3/1/2029	677,304	674,432
2.50%, 2/1/2030	291,779	291,080
2.50%, 5/1/2030	477,227	476,215
2.50% 7/1/2030	2,466,764	2,458,668
2.50%, 2/1/2031	549,589	548,423
2.50%, 8/1/2031	1,322,135	1,318,733
2.50%, 6/1/2032	11,392,052	11,362,745
2.50%, 12/1/2032	890,029	886,909
2.50%, 1/1/2033	1,353,678	1,348,933
2.50%, 12/1/2033	2,660,476	2,654,833
2.50% 2/1/2035	6,070,988	6,044,868
2.50%, 8/1/2035	2,101,017	2,080,229
2.50%, 5/1/2036	1,673,834	1,657,892
2.50%, 4/1/2038	1,119,213	1,086,275
2.50%, 2/1/2040	499,017	485,229
2.50%, 5/1/2040	1,609,600	1,558,892
2.50%, 7/1/2041	5,614,960	5,426,621
2.50%, 4/1/2042	4,000,000	3,852,063
2.50%, 10/1/2042	216,823	210,379
2.50% 11/1/2049	7,969,595	7,664,405
2.50%, 1/1/2050	2,727,323	2,622,882
2.50%, 6/1/2050	4,805,344	4,608,570
2.50%, 7/1/2050	7,023,886	6,736,266
2.50%, 8/1/2050	7,310,611	7,009,841
2.50%, 10/1/2050	17,179,206	16,465,810
2.50%, 4/1/2051	11,377,731	10,885,668
2.50%, 7/1/2051	17,710,278	16,936,108
2.50%, 8/1/2051	14,596,348	13,956,034
2.50%, 9/1/2051	20,934,749	20,013,136
2.50% 10/1/2051	37,059,772	35,422,541
2.50%, 3/1/2052	20,262,338	19,343,944
2.63%, 9/6/2024 (b)	2,185,000	2,197,061
2.88%, 9/12/2023	1,434,000	1,448,555
3.00%, 8/1/2027	133,832	135,213
3.00%, 11/1/2028	343,881	347,903
3.00%, 6/1/2029	98,799	99,924
3.00% 8/1/2029	414,351	419,070
3.00%, 9/1/2029	139,743	141,335
Security Description	Principal Amount	Value
3.00%, 6/1/2030	$207,910	$210,435
3.00%, 9/1/2030	42,045	42,556
3.00%, 11/1/2030	101,348	102,579
3.00%, 12/1/2030	353,897	358,194
3.00%, 6/1/2032	1,832,692	1,855,166
3.00%, 10/1/2032	517,120	523,461
3.00%, 1/1/2033	366,741	371,239
3.00%, 2/1/2033	791,497	801,203
3.00%, 2/1/2034	907,255	916,808
3.00%, 8/1/2034	4,626,551	4,672,933
3.00%, 2/1/2035	151,847	152,128
3.00%, 3/1/2035	125,532	125,669
3.00%, 6/1/2035	974,557	984,327
3.00%, 2/1/2036	331,411	331,771
3.00%, 11/1/2036	3,574,219	3,577,347
3.00%, 1/1/2037	924,983	925,792
3.00%, 9/1/2037	718,114	715,890
3.00%, 1/1/2038	1,255,144	1,251,256
3.00%, 12/1/2042	226,761	226,267
3.00%, 1/1/2043	509,634	508,522
3.00%, 3/1/2043	496,607	495,324
3.00%, 4/1/2043	120,934	120,622
3.00% 5/1/2043	1,298,640	1,295,284
3.00% 6/1/2043	944,050	941,609
3.00% 7/1/2043	984,395	981,851
3.00%, 8/1/2043	495,641	494,560
3.00%, 2/1/2044	3,780,863	3,771,091
3.00%, 5/1/2045	3,622,570	3,613,207
3.00%, 8/1/2045	5,443,907	5,429,837
3.00%, 9/1/2045	353,988	351,976
3.00% 11/1/2045	744,994	740,759
3.00%, 5/1/2046	675,074	670,313
3.00%, 8/1/2046	756,069	750,736
3.00%, 9/1/2046	759,800	754,440
3.00%, 10/1/2046	297,721	295,621
3.00% 11/1/2046	3,073,539	3,062,546
3.00% 1/1/2047	2,705,673	2,686,589
3.00% 3/1/2047	2,720,857	2,705,157
3.00%, 7/1/2047	2,384,937	2,368,115
3.00%, 10/1/2047	2,836,126	2,816,121
3.00%, 12/1/2047	4,092,540	4,063,673
3.00% 2/1/2048	3,021,572	2,996,599
3.00% 12/1/2049	10,561,124	10,388,579
3.00%, 1/1/2050	2,127,686	2,092,925
3.00%, 7/1/2050	4,543,186	4,460,978
3.00% 9/1/2050	20,946,978	20,566,342
3.00%, 9/1/2051	8,868,722	8,687,753
3.00%, 1/1/2052	15,346,607	15,031,078
3.50%, 10/1/2025	36,776	37,585
3.50%, 11/1/2025	52,614	53,771
3.50%, 3/1/2026	32,779	33,474
3.50%, 1/1/2027	163,158	166,747
3.50%, 5/1/2029	84,422	86,296
3.50%, 1/1/2030	125,021	127,797
3.50%, 3/1/2031	392,027	402,116

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/1/2033	$802,354	$823,870
3.50%, 6/1/2034	321,956	329,280
3.50%, 7/1/2034	580,634	593,842
3.50%, 11/1/2034	1,982,816	2,027,921
3.50%, 2/1/2037	276,729	282,826
3.50%, 2/1/2038	184,002	188,947
3.50%, 4/1/2038	837,785	855,731
3.50%, 5/1/2038	308,903	315,519
3.50%, 12/1/2040	288,081	294,300
3.50%, 1/1/2042	120,887	123,490
3.50%, 3/1/2042	227,141	232,286
3.50%, 5/1/2042	632,400	646,725
3.50%, 8/1/2042	269,088	275,184
3.50%, 10/1/2042	263,731	269,705
3.50%, 1/1/2043	103,407	105,749
3.50%, 5/1/2043	83,267	84,901
3.50%, 7/1/2043	317,305	323,532
3.50% 1/1/2044	10,729,005	10,971,117
3.50%, 10/1/2044	199,774	203,631
3.50% 1/1/2045	307,767	313,709
3.50% 2/1/2045	7,969,459	8,149,982
3.50%, 4/1/2045	329,791	335,530
3.50% 8/1/2045	728,880	741,564
3.50% 11/1/2045	1,960,278	1,994,390
3.50% 12/1/2045	1,633,459	1,661,883
3.50%, 1/1/2046	556,513	566,197
3.50% 2/1/2046	3,174,045	3,227,279
3.50%, 10/1/2046	743,909	753,682
3.50%, 2/1/2047	218,953	221,830
3.50% 5/1/2047	3,751,884	3,807,889
3.50% 7/1/2047	1,796,065	1,835,442
3.50%, 10/1/2047	194,198	195,938
3.50% 11/1/2047	9,842,526	9,956,662
3.50%, 12/1/2047	9,876,545	10,067,245
3.50% 1/1/2048	2,540,170	2,562,929
3.50% 2/1/2048	3,284,819	3,314,276
3.50%, 6/1/2048	1,196,445	1,211,642
3.50%, 8/1/2048	149,788	151,691
3.50%, 9/1/2048	401,136	406,231
3.50%, 10/1/2048	2,372,403	2,393,659
3.50%, 11/1/2048	740,914	750,648
3.50%, 7/1/2049	2,054,201	2,064,352
3.50%, 8/1/2049	1,543,317	1,550,943
3.50%, 6/1/2050	2,090,016	2,098,827
3.50%, 12/1/2051	7,161,459	7,185,508
4.00%, 4/1/2024	13,272	13,654
4.00%, 1/1/2025	20,358	20,945
4.00%, 3/1/2026	18,175	18,716
4.00%, 12/1/2034	182,970	189,789
4.00%, 3/1/2037	456,205	470,737
4.00%, 3/1/2038	478,927	493,204
4.00%, 6/1/2038	279,763	288,102
4.00%, 8/1/2039	227,482	237,111
4.00%, 9/1/2040	2,051,848	2,138,707
4.00% 12/1/2040	438,815	457,391
Security Description	Principal Amount	Value
4.00%, 3/1/2041	$250,340	$260,926
4.00%, 12/1/2041	280,263	292,115
4.00%, 1/1/2042	130,061	135,561
4.00%, 2/1/2042	52,809	55,042
4.00%, 10/1/2043	264,950	275,600
4.00%, 12/1/2043	35,255	36,673
4.00%, 5/1/2044	768,551	801,085
4.00%, 6/1/2044	176,791	183,933
4.00% 7/1/2044	1,101,330	1,145,637
4.00%, 9/1/2044	114,875	119,516
4.00% 10/1/2044	210,675	219,186
4.00%, 12/1/2044	183,789	191,213
4.00%, 1/1/2045	559,592	582,961
4.00%, 3/1/2045	163,238	169,526
4.00%, 5/1/2045	350,952	364,472
4.00%, 6/1/2045	473,458	492,584
4.00%, 7/1/2045	252,063	261,774
4.00%, 9/1/2045	314,379	326,490
4.00%, 12/1/2045	198,009	205,637
4.00%, 2/1/2046	74,931	77,818
4.00%, 4/1/2046	240,514	248,373
4.00%, 10/1/2046	1,362,284	1,419,890
4.00%, 11/1/2046	279,620	288,757
4.00% 4/1/2047	3,397,904	3,498,952
4.00%, 7/1/2047	79,872	82,157
4.00%, 8/1/2047	345,805	355,696
4.00%, 9/1/2047	1,862,443	1,915,716
4.00%, 12/1/2047	3,710,058	3,816,179
4.00%, 1/1/2048	1,418,389	1,458,960
4.00%, 2/1/2048	593,034	609,997
4.00%, 5/1/2048	74,083	75,855
4.00% 6/1/2048	2,786,115	2,852,753
4.00%, 7/1/2048	576,744	590,538
4.00%, 8/1/2048	919,335	941,323
4.00%, 9/1/2048	1,273,248	1,303,702
4.00%, 10/1/2048	3,493,863	3,628,458
4.00% 11/1/2048	3,025,252	3,103,517
4.00%, 1/1/2049	2,331,272	2,428,626
4.00%, 3/1/2049	304,369	310,914
4.00%, 5/1/2049	899,785	919,132
4.00%, 6/1/2049	6,875,105	7,099,758
4.00%, 7/1/2049	1,050,634	1,073,225
4.00%, 8/1/2049	1,688,035	1,728,409
4.00%, 2/1/2050	665,496	679,806
4.00%, 7/1/2050	1,209,562	1,238,492
4.00%, 3/1/2051	7,645,111	7,809,497
4.50% 4/1/2023	18,697	18,943
4.50%, 8/1/2023	27	27
4.50%, 4/1/2031	107,031	112,356
4.50%, 4/1/2039	200,974	213,438
4.50%, 4/1/2040	223,391	237,181
4.50%, 10/1/2040	103,352	109,732
4.50%, 2/1/2041	280,659	297,847
4.50%, 5/1/2041	127,700	135,583
4.50%, 1/1/2042	467,011	495,612

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 9/1/2043	$100,184	$106,246
4.50% 12/1/2043	319,822	339,171
4.50%, 1/1/2044	55,393	58,745
4.50%, 2/1/2044	163,194	173,067
4.50% 6/1/2044	290,654	308,076
4.50%, 3/1/2046	498,237	528,994
4.50%, 9/1/2047	113,338	118,297
4.50%, 11/1/2047	838,000	874,669
4.50%, 2/1/2048	3,308,935	3,453,725
4.50% 4/1/2048	4,768,495	5,053,585
4.50%, 6/1/2048	3,357,705	3,504,629
4.50% 8/1/2048	2,155,363	2,238,185
4.50%, 11/1/2048	1,775,088	1,843,297
4.50%, 12/1/2048	478,898	497,300
4.50% 1/1/2049	1,053,046	1,093,510
4.50%, 5/1/2049	991,286	1,029,378
4.50%, 3/1/2050	2,856,352	2,964,246
4.50%, 9/1/2050	4,777,217	4,960,787
5.00%, 7/1/2035	236,827	254,634
5.00%, 7/1/2040	81,515	87,938
5.00%, 1/1/2042	319,741	344,934
5.00%, 3/1/2042	257,438	277,722
5.00%, 12/1/2043	67,705	73,071
5.00%, 7/1/2044	218,758	235,356
5.00%, 6/1/2048	429,264	451,487
5.00%, 9/1/2048	1,102,053	1,159,107
5.00%, 8/1/2049	780,897	821,325
5.00%, 10/1/2049	999,553	1,051,301
5.50%, 7/1/2035	111,913	121,696
5.50% 6/1/2038	26,341	28,463
5.50%, 12/1/2038	114,340	124,946
5.50%, 12/1/2039	165,294	180,720
5.50%, 9/1/2040	14,261	15,586
5.50%, 7/1/2041	189,299	206,138
5.50%, 5/1/2044	2,377,684	2,586,217
5.63%, 7/15/2037	618,000	831,488
6.00%, 2/1/2037	104,820	115,610
6.00%, 10/1/2039	141,023	156,052
6.00%, 4/1/2040	191,045	211,789
6.25%, 5/15/2029	80,000	99,010
6.63%, 11/15/2030 (b)	1,852,000	2,428,454
7.13%, 1/15/2030	325,000	429,088
7.25%, 5/15/2030	1,125,000	1,509,581
2.00%, 10/1/2051	31,400,359	29,183,494
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	129,830	130,334
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	435,316	437,144
Series 2017-M14, Class A2, Class A2, 2.87%, 11/25/2027 (c)	595,558	596,764
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (c)	579,614	583,854
Security Description	Principal Amount	Value
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	$750,000	$750,094
Series 2019-M1, Class A2, Class A2, 3.55%, 9/25/2028 (c)	861,702	898,636
Series 2019-M18, Class A2, Class A2, 2.47%, 8/25/2029	2,000,000	1,941,684
Series 2019-M22, Class A2, Class A2, 2.52%, 8/25/2029	579,900	567,894
Series 2019-M5, Class A2, Class A2, 3.27%, 2/25/2029	500,000	512,027
Series 2019-M9, Class A2, Class A2, 2.94%, 6/25/2029	750,000	754,146
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	462,499
Series 2020-M20, Class A2, Class A2, 1.44%, 10/25/2029	1,500,000	1,356,573
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	175,778
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	895,511
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	1,455,000	1,291,038
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	350,000	316,736
TBA, 1.50%, 4/1/2037 (g)	14,200,000	13,446,761
TBA, 2.00%, 4/1/2037 (g)	11,469,207	11,134,180
TBA, 2.00%, 4/1/2052 (g)	44,700,000	41,458,669
TBA, 2.50%, 4/1/2037 (g)	4,000,000	3,951,940
TBA, 2.50%, 4/1/2052 (g)	49,650,000	47,356,021
TBA, 3.00%, 4/18/2037 (g)	2,000,000	2,012,656
TBA, 3.00%, 4/1/2052 (g)	24,335,000	23,794,982
TBA, 3.50%, 4/1/2052 (g)	10,250,000	10,263,940
TBA, 4.00%, 4/1/2052 (g)	1,000,000	1,020,180
Series 2017-M15, Class ATS2, Class ATS2, VRN, 3.16%, 11/25/2027 (c)	662,054	667,201
Series 2018-M1, Class A2, Class A2, VRN, 2.99%, 12/25/2027 (c)	115,911	116,263
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	750,000	668,516
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	54,272
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	3,500,000	3,160,771

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association:
2.00%, 1/20/2051	$18,118,546	$17,302,489
2.00%, 4/20/2051	11,992,670	11,422,561
2.00%, 5/20/2051	12,472,054	11,898,715
2.00%, 6/20/2051	13,429,583	12,810,900
2.00%, 9/20/2051	15,425,937	14,706,923
2.00%, 12/20/2051	10,150,783	9,668,235
2.00%, 1/20/2052	10,437,934	9,941,735
2.50%, 2/20/2043	1,200,494	1,176,460
2.50%, 12/20/2049	751,756	729,985
2.50%, 7/20/2050	2,772,576	2,697,422
2.50%, 8/20/2050	5,551,852	5,401,364
2.50%, 10/20/2050	8,885,112	8,644,273
2.50%, 4/20/2051	12,940,791	12,560,384
2.50%, 7/20/2051	14,169,952	13,753,412
2.50%, 8/20/2051	9,074,409	8,807,658
2.50%, 9/20/2051	16,921,256	16,423,839
2.50%, 10/20/2051	12,428,012	12,062,678
3.00%, 10/20/2042	2,472,168	2,488,586
3.00% 12/15/2042	402,188	405,692
3.00% 12/20/2042	653,433	657,772
3.00%, 2/20/2043	701,513	706,172
3.00%, 4/20/2043	528,296	532,059
3.00%, 6/20/2043	361,169	363,742
3.00%, 11/20/2044	359,530	360,167
3.00%, 12/20/2044	136,190	136,431
3.00%, 3/20/2045	143,234	143,203
3.00%, 4/20/2045	229,527	229,476
3.00%, 8/20/2045	381,359	381,274
3.00%, 1/20/2046	192,716	192,673
3.00%, 2/20/2046	2,913,116	2,933,868
3.00%, 4/20/2046	341,774	341,006
3.00%, 5/20/2046	777,723	775,976
3.00%, 6/20/2046	2,204,997	2,200,042
3.00%, 9/20/2046	699,654	698,081
3.00%, 10/20/2046	2,486,364	2,480,776
3.00%, 11/20/2046	397,305	396,412
3.00%, 1/20/2047	700,851	699,276
3.00%, 6/20/2047	235,870	235,072
3.00%, 7/20/2047	1,983,897	1,977,185
3.00%, 10/20/2047	1,366,707	1,362,084
3.00%, 11/20/2047	880,551	877,572
3.00%, 12/20/2047	814,873	812,116
3.00%, 1/20/2048	727,905	725,443
3.00%, 2/20/2048	841,028	838,182
3.00%, 3/20/2048	3,295,246	3,284,098
3.00%, 11/20/2049	5,210,472	5,174,015
3.00%, 12/20/2049	1,490,985	1,480,553
3.00%, 6/20/2050	6,366,669	6,316,003
3.00%, 7/20/2050	10,038,640	9,959,296
3.00%, 12/20/2050	6,212,350	6,164,258
3.00%, 8/20/2051	10,009,511	9,905,003
3.50%, 12/20/2041	578,937	593,934
3.50%, 2/15/2042	340,346	351,014
Security Description	Principal Amount	Value
3.50%, 6/20/2042	$313,805	$321,313
3.50%, 1/20/2043	1,372,762	1,405,607
3.50%, 4/15/2043	76,429	78,384
3.50%, 4/20/2043	328,549	336,410
3.50%, 7/20/2043	833,755	853,301
3.50%, 10/20/2043	154,847	158,477
3.50%, 12/20/2043	61,133	62,566
3.50%, 1/20/2044	125,609	128,554
3.50%, 3/20/2044	120,309	123,130
3.50%, 6/20/2044	4,900,471	5,001,379
3.50%, 9/20/2044	1,783,591	1,820,318
3.50%, 10/20/2044	210,931	215,274
3.50%, 12/20/2044	155,452	158,653
3.50%, 2/20/2045	117,574	119,995
3.50%, 3/20/2045	136,354	139,126
3.50% 4/20/2045	888,408	906,471
3.50%, 6/20/2045	820,214	836,889
3.50%, 10/20/2045	3,379,018	3,447,717
3.50%, 11/20/2045	81,702	83,363
3.50%, 1/20/2046	1,032,703	1,053,698
3.50%, 3/20/2046	656,068	669,124
3.50%, 4/20/2046	3,736,267	3,802,592
3.50%, 5/20/2046	575,043	585,251
3.50%, 10/20/2046	358,075	364,431
3.50%, 11/20/2046	2,227,658	2,267,203
3.50%, 2/20/2047	1,643,794	1,672,974
3.50%, 3/20/2047	335,875	341,228
3.50%, 5/20/2047	332,077	336,616
3.50%, 6/20/2047	201,345	204,404
3.50%, 8/20/2047	296,371	300,896
3.50%, 9/20/2047	302,197	306,328
3.50%, 10/20/2047	254,867	258,351
3.50%, 11/20/2047	1,018,057	1,031,972
3.50%, 12/20/2047	3,888,734	3,941,889
3.50%, 1/20/2048	4,733,650	4,798,354
3.50%, 2/20/2048	1,231,548	1,248,382
3.50%, 3/20/2048	2,104,216	2,132,978
3.50%, 4/20/2048	1,237,194	1,254,105
3.50%, 6/20/2048	744,347	754,522
3.50%, 2/20/2049	299,752	303,460
3.50%, 5/20/2049	210,992	213,598
3.50%, 7/20/2049	69,888	70,774
3.50%, 9/20/2049	1,016,343	1,027,879
3.50%, 12/20/2049	438,364	442,950
3.50%, 3/20/2050	3,005,794	3,035,912
3.50%, 10/20/2050	1,819,743	1,839,590
3.50%, 2/20/2051	2,278,779	2,294,761
4.00%, 4/15/2040	297,117	311,788
4.00%, 6/15/2040	16,789	17,618
4.00%, 3/20/2044	44,989	47,012
4.00%, 4/20/2044	229,447	239,765
4.00%, 6/20/2044	215,451	225,140
4.00%, 8/20/2044	229,429	239,746
4.00%, 9/20/2044	184,588	192,889
4.00%, 10/20/2044	271,234	283,432

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/20/2044	$236,321	$246,949
4.00%, 2/20/2045	169,945	177,587
4.00%, 5/15/2045	128,725	133,538
4.00%, 7/20/2045	1,110,400	1,154,811
4.00%, 8/20/2045	138,465	144,003
4.00%, 9/20/2045	2,511,223	2,611,662
4.00%, 10/20/2045	197,761	205,671
4.00%, 11/20/2045	731,258	760,506
4.00%, 4/20/2046	122,694	127,602
4.00%, 5/20/2046	45,810	47,643
4.00%, 10/20/2046	86,809	90,023
4.00%, 3/20/2047	353,576	366,669
4.00%, 4/20/2047	137,872	142,060
4.00%, 6/20/2047	988,338	1,018,364
4.00%, 7/20/2047	267,570	275,699
4.00%, 8/20/2047	443,869	457,354
4.00%, 9/20/2047	181,660	187,179
4.00%, 2/20/2048	1,339,282	1,379,970
4.00%, 3/20/2048	1,022,316	1,053,374
4.00%, 4/20/2048	3,612,443	3,708,341
4.00%, 6/20/2048	463,526	475,831
4.00%, 7/20/2048	233,871	240,079
4.00%, 8/20/2048	1,903,405	1,953,934
4.00%, 9/20/2048	495,812	508,974
4.00%, 5/20/2049	722,789	738,273
4.00%, 7/20/2049	3,068,795	3,134,536
4.00%, 5/20/2050	1,412,559	1,442,819
4.50%, 6/15/2039	21,867	23,653
4.50%, 7/15/2039	45,049	48,729
4.50%, 4/15/2040	210,609	227,801
4.50% 6/15/2040	139,864	151,281
4.50%, 3/15/2041	80,769	87,362
4.50%, 6/15/2041	63,815	68,963
4.50%, 9/20/2041	71,900	77,425
4.50%, 12/15/2041	31,643	34,196
4.50%, 1/15/2042	53,040	57,373
4.50%, 10/20/2043	42,505	45,567
4.50%, 4/20/2044	113,802	122,000
4.50%, 6/20/2044	96,080	103,001
4.50%, 11/20/2044	241,987	258,481
4.50%, 12/20/2044	76,312	81,513
4.50%, 7/20/2045	1,392,557	1,487,474
4.50%, 8/20/2045	119,374	127,511
4.50%, 9/20/2045	60,210	64,314
4.50%, 10/20/2045	227,674	243,193
4.50%, 4/20/2046	121,894	130,203
4.50%, 9/20/2047	91,172	95,776
4.50%, 11/20/2047	409,756	430,448
4.50%, 12/20/2047	348,937	366,557
4.50%, 1/20/2048	319,864	336,017
4.50%, 6/20/2048	758,255	785,904
4.50%, 7/20/2048	435,128	450,995
4.50%, 8/20/2048	1,252,161	1,304,174
4.50%, 10/20/2048	616,490	638,969
4.50%, 1/20/2049	1,160,758	1,203,084
Security Description	Principal Amount	Value
4.50%, 7/20/2049	$1,132,861	$1,174,169
5.00%, 12/15/2038	77,447	83,154
5.00% 4/15/2039	165,071	177,477
5.00%, 5/15/2039	16,510	17,572
5.00%, 11/20/2041	448,340	487,927
5.00%, 5/20/2044	84,551	92,016
5.00%, 11/20/2044	78,762	85,806
5.00%, 1/20/2048	450,148	476,144
5.00%, 5/20/2048	483,963	510,533
5.00%, 7/20/2048	62,522	65,955
5.00%, 9/20/2048	350,645	369,366
5.00%, 11/20/2048	339,948	358,098
5.00%, 1/20/2049	805,931	848,959
5.00%, 7/20/2049	161,806	170,445
5.50%, 6/15/2038	139,518	150,081
5.50%, 7/15/2038	96,144	104,728
5.50%, 2/15/2039	25,243	27,596
5.50%, 5/20/2044	120,166	132,897
6.00%, 1/15/2038	9,484	10,291
6.00%, 4/15/2038	41,002	45,202
6.00%, 6/15/2041	63,219	69,806
TBA, 2.00%, 4/1/2052 (g)	15,325,000	14,572,956
TBA, 2.50%, 4/1/2052 (g)	23,075,000	22,362,052
TBA, 3.00%, 4/1/2052 (g)	13,200,000	13,041,389
TBA, 3.50%, 4/1/2052 (g)	6,000,000	6,032,940
TBA, 4.00%, 4/1/2052 (g)	2,000,000	2,038,680
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	335,000	316,689
2.88%, 9/15/2024	675,000	679,806
5.25%, 9/15/2039	1,749,000	2,222,052
5.88%, 4/1/2036	128,000	167,922
7.13%, 5/1/2030	66,000	87,033
Series A, 2.88%, 2/1/2027	286,000	289,363
Series B, 4.70%, 7/15/2033	1,236,000	1,439,755
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,085,185,154)		1,989,662,459
U.S. TREASURY OBLIGATIONS — 39.3%
Treasury Bonds:
1.13%, 5/15/2040	9,900,000	7,797,797
1.13%, 8/15/2040	10,300,000	8,069,406
1.25%, 5/15/2050	12,906,000	9,633,119
1.38%, 11/15/2040	16,015,000	13,089,760
1.38%, 8/15/2050	14,150,000	10,895,500
1.63%, 11/15/2050	19,235,000	15,778,711
1.75%, 8/15/2041	24,100,000	20,872,859
1.88%, 2/15/2041	18,500,000	16,462,109
1.88%, 2/15/2051	27,800,000	24,272,875
1.88%, 11/15/2051 (b)	22,700,000	19,876,688
2.00%, 11/15/2041	18,100,000	16,374,844
2.00%, 2/15/2050	10,550,000	9,491,703
2.00%, 8/15/2051	20,400,000	18,388,688
2.25%, 5/15/2041	36,000,000	33,969,375

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 8/15/2049	$10,370,000	$9,848,259
2.25%, 2/15/2052	8,000,000	7,672,500
2.38%, 2/15/2042	15,000,000	14,475,000
2.38%, 11/15/2049	7,967,000	7,782,763
2.38%, 5/15/2051	20,200,000	19,789,688
2.50%, 2/15/2045	3,399,000	3,310,838
2.50%, 2/15/2046	3,681,800	3,604,712
2.75%, 8/15/2042	5,251,000	5,335,508
2.75%, 11/15/2042	15,482,000	15,714,230
2.75%, 8/15/2047	7,400,000	7,665,938
2.75%, 11/15/2047	12,200,000	12,640,344
2.88%, 5/15/2043	1,900,000	1,964,719
2.88%, 8/15/2045	3,740,000	3,897,781
2.88%, 11/15/2046	5,109,700	5,376,362
2.88%, 5/15/2049	12,436,000	13,357,041
3.00%, 11/15/2044	1,464,000	1,550,696
3.00%, 5/15/2045	2,100,000	2,230,594
3.00%, 11/15/2045	2,900,000	3,092,578
3.00%, 5/15/2047	10,200,000	10,998,469
3.00%, 2/15/2048	13,150,000	14,306,789
3.00%, 8/15/2048	16,450,000	17,933,070
3.00%, 2/15/2049	11,425,000	12,542,508
3.13%, 11/15/2041	2,518,000	2,713,932
3.13%, 2/15/2042	2,197,000	2,370,357
3.13%, 2/15/2043	1,240,000	1,333,194
3.13%, 8/15/2044	2,078,000	2,243,915
3.13%, 5/15/2048	13,150,000	14,666,359
3.38%, 5/15/2044	2,164,000	2,427,738
3.38%, 11/15/2048	9,310,000	10,888,336
3.50%, 2/15/2039	700,000	801,500
3.63%, 8/15/2043	3,950,000	4,579,531
3.75%, 8/15/2041	150,000	176,297
3.75%, 11/15/2043	3,762,000	4,446,214
3.88%, 8/15/2040	150,000	179,063
4.25%, 11/15/2040	400,000	499,625
4.38%, 2/15/2038	2,235,000	2,826,227
4.38%, 11/15/2039	375,000	475,605
4.38%, 5/15/2040	5,350,000	6,800,352
4.50%, 2/15/2036 (b)	502,000	635,030
4.63%, 2/15/2040	48,970,000	64,143,048
4.75%, 2/15/2037	546,000	712,274
4.75%, 2/15/2041 (b)	5,400,000	7,181,156
5.25%, 11/15/2028	262,000	306,745
5.25%, 2/15/2029	250,000	294,219
5.50%, 8/15/2028 (b)	452,000	532,371
6.13%, 11/15/2027	686,000	816,126
6.25%, 8/15/2023	300,000	316,664
6.50%, 11/15/2026 (b)	1,054,000	1,236,227
6.88%, 8/15/2025	50,000	56,992
7.50%, 11/15/2024	6,100,000	6,874,891
Treasury Notes:
0.13%, 4/30/2023	19,750,000	19,398,203
0.13%, 5/15/2023	9,637,000	9,452,918
0.13%, 5/31/2023	21,450,000	21,010,107
0.13%, 6/30/2023	14,900,000	14,562,422
Security Description	Principal Amount	Value
0.13%, 7/15/2023	$10,800,000	$10,539,703
0.13%, 7/31/2023	33,950,000	33,093,293
0.13%, 8/15/2023	15,500,000	15,091,914
0.13%, 8/31/2023	14,700,000	14,299,195
0.13%, 9/15/2023	10,500,000	10,201,816
0.13%, 10/15/2023	4,800,000	4,652,250
0.13%, 1/15/2024	9,000,000	8,660,391
0.13%, 2/15/2024	23,100,000	22,183,219
0.25%, 4/15/2023	12,265,000	12,074,797
0.25%, 6/15/2023	9,060,000	8,881,985
0.25%, 11/15/2023	3,650,000	3,536,650
0.25%, 3/15/2024	27,900,000	26,801,437
0.25%, 5/15/2024	24,200,000	23,131,797
0.25%, 6/15/2024	19,200,000	18,310,500
0.25%, 5/31/2025	20,675,000	19,245,518
0.25%, 6/30/2025	5,675,000	5,272,430
0.25%, 7/31/2025	14,935,000	13,845,212
0.25%, 8/31/2025	26,900,000	24,888,805
0.25%, 9/30/2025	12,000,000	11,084,063
0.38%, 10/31/2023	17,500,000	17,012,598
0.38%, 4/15/2024	15,315,000	14,711,972
0.38%, 8/15/2024	9,400,000	8,952,031
0.38%, 9/15/2024	11,800,000	11,210,922
0.38%, 4/30/2025	17,250,000	16,154,356
0.38%, 11/30/2025	6,850,000	6,332,504
0.38%, 12/31/2025 (b)	21,831,000	20,157,859
0.38%, 1/31/2026	15,750,000	14,512,148
0.38%, 9/30/2027	18,950,000	16,914,356
0.50%, 11/30/2023	28,845,000	28,038,241
0.50%, 3/31/2025	1,250,000	1,177,734
0.50%, 4/30/2027	5,322,000	4,825,973
0.50%, 6/30/2027	15,450,000	13,961,731
0.50%, 10/31/2027	23,600,000	21,186,531
0.63%, 10/15/2024	6,500,000	6,204,961
0.63%, 7/31/2026	15,600,000	14,395,875
0.63%, 11/30/2027	5,600,000	5,054,438
0.63%, 12/31/2027	4,700,000	4,236,977
0.63%, 5/15/2030	14,800,000	12,906,063
0.63%, 8/15/2030	23,150,000	20,111,563
0.75%, 12/31/2023	104,040,000	101,345,526
0.75%, 11/15/2024	11,300,000	10,800,328
0.75%, 3/31/2026	25,601,000	23,872,932
0.75%, 4/30/2026	40,000,000	37,259,375
0.75%, 5/31/2026	13,000,000	12,091,016
0.75%, 8/31/2026	59,250,000	54,921,973
0.75%, 1/31/2028	21,000,000	19,046,016
0.88%, 1/31/2024	13,500,000	13,157,227
0.88%, 6/30/2026	39,420,000	36,817,664
0.88%, 11/15/2030	19,200,000	17,010,000
1.00%, 12/15/2024	14,300,000	13,741,406
1.13%, 1/15/2025	14,000,000	13,482,656
1.13%, 2/28/2025	31,323,000	30,111,681
1.13%, 10/31/2026	3,000,000	2,821,875
1.13%, 2/28/2027	8,500,000	7,975,391
1.13%, 2/29/2028	11,000,000	10,199,922

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.13%, 8/31/2028	$99,600,000	$91,772,062
1.13%, 2/15/2031 (b)	35,000,000	31,609,375
1.25%, 8/31/2024	11,000,000	10,688,047
1.25%, 12/31/2026	40,500,000	38,266,172
1.25%, 3/31/2028	30,000,000	27,979,687
1.25%, 4/30/2028	14,000,000	13,042,969
1.25%, 6/30/2028	10,700,000	9,953,508
1.25%, 8/15/2031	19,250,000	17,502,461
1.38%, 6/30/2023	5,000,000	4,962,891
1.38%, 1/31/2025 (b)	34,175,000	33,120,381
1.38%, 8/31/2026	3,000,000	2,859,609
1.38%, 11/15/2031	25,300,000	23,216,703
1.50%, 2/29/2024 (b)	14,700,000	14,486,965
1.50%, 9/30/2024	10,000,000	9,764,063
1.50%, 10/31/2024	11,250,000	10,974,023
1.50%, 11/30/2024	11,300,000	11,006,906
1.50%, 2/15/2025	13,900,000	13,513,406
1.50%, 8/15/2026	2,392,000	2,292,022
1.50%, 1/31/2027	13,400,000	12,807,469
1.50%, 11/30/2028	44,400,000	41,826,187
1.50%, 2/15/2030	13,950,000	13,078,125
1.63%, 4/30/2023	1,100,000	1,097,938
1.63%, 5/31/2023	884,000	881,030
1.63%, 10/31/2023	4,730,000	4,690,275
1.63%, 5/15/2026	300,000	289,453
1.63%, 10/31/2026	11,125,000	10,707,813
1.63%, 11/30/2026	11,700,000	11,259,422
1.63%, 8/15/2029	11,927,000	11,310,150
1.63%, 5/15/2031	32,006,000	30,145,651
1.75%, 6/30/2024	18,200,000	17,936,953
1.75%, 7/31/2024	2,500,000	2,460,742
1.75%, 12/31/2026	8,150,000	7,885,762
1.75%, 1/31/2029 (b)	25,600,000	24,516,000
1.75%, 11/15/2029 (b)	7,000,000	6,697,031
1.88%, 8/31/2024	2,150,000	2,119,934
1.88%, 6/30/2026	10,500,000	10,234,219
1.88%, 2/28/2027 (b)	24,100,000	23,457,961
1.88%, 2/28/2029 (b)	70,300,000	67,872,453
1.88%, 2/15/2032	8,600,000	8,260,031
2.00%, 6/30/2024	1,125,000	1,114,717
2.00%, 2/15/2025	3,206,000	3,160,665
2.00%, 8/15/2025	200,000	196,469
2.13%, 11/30/2023	2,000,000	1,996,875
2.13%, 3/31/2024	1,200,000	1,194,984
2.13%, 7/31/2024	2,600,000	2,581,313
2.13%, 9/30/2024	1,550,000	1,536,801
2.13%, 11/30/2024	7,000,000	6,931,094
2.13%, 5/15/2025	4,549,000	4,493,559
2.13%, 5/31/2026	11,415,000	11,236,641
2.25%, 12/31/2023	1,854,000	1,853,493
2.25%, 1/31/2024	3,600,000	3,596,203
2.25%, 3/31/2024	3,250,000	3,245,557
2.25%, 4/30/2024	20,850,000	20,794,617
2.25%, 10/31/2024	10,000,000	9,937,500
2.25%, 11/15/2024	12,344,000	12,264,921
Security Description	Principal Amount	Value
2.25%, 12/31/2024	$12,350,000	$12,267,023
2.25%, 11/15/2025	1,400,000	1,385,781
2.25%, 3/31/2026	550,000	544,242
2.25%, 8/15/2027	6,600,000	6,526,781
2.25%, 11/15/2027	19,050,000	18,826,758
2.38%, 8/15/2024	2,955,000	2,948,536
2.38%, 4/30/2026	13,300,000	13,221,031
2.38%, 5/15/2027	12,600,000	12,542,906
2.38%, 5/15/2029	13,250,000	13,212,734
2.50%, 8/15/2023	2,308,000	2,320,983
2.50%, 1/31/2024	20,700,000	20,769,539
2.50%, 1/31/2025	11,150,000	11,145,645
2.50%, 2/28/2026	14,838,000	14,814,816
2.63%, 3/31/2025	3,210,000	3,220,282
2.63%, 12/31/2025	11,000,000	11,036,953
2.63%, 2/15/2029	9,650,000	9,766,102
2.75%, 8/31/2023	10,500,000	10,595,156
2.75%, 11/15/2023	10,383,000	10,468,173
2.75%, 2/15/2024	4,618,000	4,653,537
2.75%, 6/30/2025	10,500,000	10,569,727
2.75%, 8/31/2025	6,600,000	6,644,859
2.75%, 2/15/2028	5,550,000	5,635,418
2.88%, 10/31/2023	7,750,000	7,832,041
2.88%, 11/30/2023	11,651,000	11,772,516
2.88%, 4/30/2025	7,100,000	7,173,219
2.88%, 5/31/2025	10,200,000	10,303,594
2.88%, 7/31/2025	7,050,000	7,126,559
2.88%, 11/30/2025	6,925,000	7,005,070
2.88%, 5/15/2028	12,950,000	13,251,492
2.88%, 8/15/2028	12,300,000	12,600,774
3.00%, 9/30/2025	5,200,000	5,279,625
3.00%, 10/31/2025	2,300,000	2,336,297
3.13%, 11/15/2028	6,800,000	7,078,375
U.S. Treasury Notes 0.25%, 9/30/2023	7,750,000	7,535,361
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,759,895,190)		2,638,623,418
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.2%
Bay Area Toll Authority Series F-3, 3.13%, 4/1/2055	570,000	493,242
California State University Series B, 2.94%, 11/1/2052	625,000	536,576
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	100,000	94,699
Series S1-SUB, 7.04%, 4/1/2050	100,000	153,701
California, State General Obligation:
3.38%, 4/1/2025	155,000	157,853
3.50%, 4/1/2028	200,000	205,426
4.50%, 4/1/2033	250,000	271,489
4.60%, 4/1/2038	150,000	164,100

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
7.30%, 10/1/2039	$1,395,000	$1,963,460
7.35%, 11/1/2039	110,000	155,687
7.50%, 4/1/2034	275,000	379,005
7.55%, 4/1/2039	297,000	440,406
7.63%, 3/1/2040	90,000	132,481
California, State University, Revenue:
Series B, 2.98%, 11/1/2051	250,000	223,041
Series B, 3.90%, 11/1/2047	100,000	102,787
City of Los Angeles Department of Airports Customer Facility Charge Revenue 4.24%, 5/15/2048	250,000	246,578
City of San Francisco CA Public Utilities Commission Water Revenue Series A, 3.30%, 11/1/2039	55,000	52,194
Los Angeles Community College District:
1.61%, 8/1/2028	250,000	231,880
1.81%, 8/1/2030	250,000	226,176
2.11%, 8/1/2032	250,000	224,849
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	210,791
6.60%, 7/1/2050	260,000	382,588
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	177,726
Series RY, 6.76%, 7/1/2034	250,000	317,450
Regents, University of California Medical Center Pooled, Revenue:
Series N, 3.01%, 5/15/2050	150,000	131,265
Series N, 3.26%, 5/15/2060	150,000	133,279
Series N, 3.71%, 5/15/2120	150,000	126,582
Riverside, CA, Taxable Pension Obligation, Revenue Series A, 3.86%, 6/1/2045	50,000	48,750
San Diego County Regional Transportation Commission Series A, 3.25%, 4/1/2048	100,000	94,736
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	333,910
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	4,000	4,003
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	502,235
Series AQ, 4.77%, 5/15/2115	75,000	82,186
Series AX, 3.06%, 7/1/2025	100,000	100,501
Series BD, 3.35%, 7/1/2029	300,000	302,113
		9,403,745
Security Description	Principal Amount	Value
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	$100,000	$108,313
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue Series C, 3.48%, 10/1/2043	200,000	188,462
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	150,000	142,489
Series A, 1.71%, 7/1/2027	150,000	139,816
Series A, 2.15%, 7/1/2030	150,000	136,922
		607,689
GEORGIA — 0.0% (a)
City of Atlanta GA Water & Wastewater Revenue 2.26%, 11/1/2035	150,000	134,093
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	170,000	226,881
6.66%, 4/1/2057	96,000	130,086
7.06%, 4/1/2057	293,000	385,212
		876,272
IDAHO — 0.0% (a)
Idaho Energy Res. Authority 2.86%, 9/1/2046	85,000	72,565
ILLINOIS — 0.0% (a)
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	500,000	579,943
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	89,986
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	92,754
City of Chicago IL Series B, 7.75%, 1/1/2042	41,000	46,370
Sales Tax Securitization Corp., Revenue:
Series A, 4.64%, 1/1/2040	100,000	111,602
Series A, 4.79%, 1/1/2048	100,000	112,395
Series B, 3.82%, 1/1/2048	100,000	98,028
State of Illinois:
4.95%, 6/1/2023	152,727	155,449
5.10%, 6/1/2033	670,000	712,483
7.35%, 7/1/2035	500,000	581,471
		2,580,481
INDIANA — 0.0% (a)
Indiana Finance Authority 3.05%, 1/1/2051	125,000	113,803

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
KANSAS — 0.0% (a)
Kansas Development Finance Authority Series K, 2.77%, 5/1/2051	$100,000	$83,115
Kansas Development Finance Authority, Revenue Series H, 4.93%, 4/15/2045	50,000	56,808
		139,923
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority, Revenue:
Series D, 3.05%, 7/1/2040	200,000	176,502
Series D, 3.20%, 7/1/2050	200,000	173,298
		349,800
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	111,049
5.46%, 12/1/2039	400,000	496,399
Series H, 2.90%, 9/1/2049	65,000	55,943
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	62,725
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	85,000	79,758
Series C, 2.95%, 5/15/2043	400,000	353,338
		1,159,212
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	35,000	33,395
Michigan State Building Authority Series II, 2.71%, 10/15/2040	300,000	264,704
Michigan State University Series A, 4.17%, 8/15/2122	250,000	243,764
Michigan Strategic Fund 3.23%, 9/1/2047	25,000	22,729
University of Michigan, Revenue:
Series B, 2.44%, 4/1/2040	200,000	174,185
Series B, 2.56%, 4/1/2050	500,000	422,242
		1,161,019
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	116,139
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	285,000	274,514
Security Description	Principal Amount	Value
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	$100,000	$92,029
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority, Revenue Series A, 7.43%, 2/15/2029 (h)	275,000	323,165
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	400,628
4.13%, 6/15/2042	320,000	316,534
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	461,120
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	205,000	248,359
Series P, 3.92%, 5/1/2119	100,000	91,126
Series R, 3.27%, 5/1/2043	35,000	32,370
		1,873,302
NEW YORK — 0.1%
New York City Municipal Water Finance Authority 5.72%, 6/15/2042	215,000	282,163
New York State Dormitory Authority:
5.63%, 3/15/2039	105,000	124,317
Series B, 3.14%, 7/1/2043	250,000	236,315
Series F, 3.11%, 2/15/2039	135,000	127,234
Series F, 3.19%, 2/15/2043	135,000	127,028
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	50,000	46,776
Series M, 3.50%, 1/1/2042	50,000	47,516
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	119,532
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	101,736
Series A2, 5.21%, 10/1/2031	100,000	110,075
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	188,817
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	257,388
Port Authority of New York & New Jersey 3.14%, 2/15/2051	210,000	188,730

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	$395,000	$333,615
4.03%, 9/1/2048	350,000	361,625
4.93%, 10/1/2051	220,000	263,835
Series 192, 4.81%, 10/15/2065	150,000	175,517
Series 20, 4.23%, 10/15/2057	125,000	133,748
Series 21, 3.29%, 8/1/2069	500,000	431,883
Series AAA, 1.09%, 7/1/2023	250,000	247,025
Westchester County Local Development Corp. 3.85%, 11/1/2050	180,000	166,897
		4,071,772
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority/The 3.20%, 1/15/2051	125,000	120,235
OHIO — 0.0% (a)
JobsOhio Beverage System Series A, 2.83%, 1/1/2038	50,000	45,935
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	116,630
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	331,327
		493,892
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (h)	100,000	109,631
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	200,000	170,893
		280,524
PENNSYLVANIA — 0.0% (a)
Pennsylvania State University, Revenue:
Series D, 2.79%, 9/1/2043	250,000	224,474
Series D, 2.84%, 9/1/2050	250,000	218,217
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	95,473
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	103,160
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	200,000	160,938
		802,262
Security Description	Principal Amount	Value
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	$10,000	$10,411
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	745,392
6.29%, 3/1/2032	85,000	100,459
Dallas Area Rapid Transit Series A, 2.61%, 12/1/2048	165,000	136,062
Dallas Fort Worth International Airport 2.84%, 11/1/2046	200,000	174,678
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	213,643
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	92,965
Series A, 3.14%, 11/1/2045	100,000	91,135
Series C, 2.92%, 11/1/2050	40,000	35,913
Series C, 3.09%, 11/1/2040	60,000	55,419
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	185,000	167,069
North Texas Tollway Authority 3.01%, 1/1/2043	70,000	63,435
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	74,048
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	75,000	95,703
State of Texas 3.21%, 4/1/2044	150,000	145,835
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	307,534
Texas, State General Obligation 5.52%, 4/1/2039	100,000	126,656
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	122,545
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	200,000	166,553
2.56%, 4/1/2042	120,000	104,021
University of Texas System, Revenue:
Series A, 3.35%, 8/15/2047	100,000	97,881
Series B, 2.44%, 8/15/2049	50,000	40,718
		3,157,664

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
VIRGINIA — 0.0% (a)
University of Virginia, Revenue:
2.26%, 9/1/2050	$90,000	$71,391
Series A, 3.23%, 9/1/2119	350,000	266,333
		337,724
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	236,442
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	160,000	161,357
TOTAL MUNICIPAL BONDS & NOTES (Cost $29,088,810)		28,601,089
MORTGAGE-BACKED SECURITIES — 1.0%
BANK 2017-BNK4 Series 2017-BNK4, Class A3, Class A3, 3.36%, 5/15/2050	200,000	198,937
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, Class ASB, 3.29%, 7/15/2060	430,000	428,770
BANK 2017-BNK7 Series 2017-BNK7, Class A4, Class A4, 3.18%, 9/15/2060	300,000	295,854
BANK 2017-BNK9 Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	257,819
BANK 2018-BNK13 Series 2018-BN13, Class A5, Class A5, 4.22%, 8/15/2061 (c)	390,000	408,016
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	300,344
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	423,821
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	506,667
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	972,397
BANK 2020-BNK25 Series 2020-BN25, Class A5, Class A5, 2.65%, 1/15/2063	600,000	570,530
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	267,092
Security Description	Principal Amount	Value
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	$1,000,000	$899,438
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	473,332
BANK 2021-BNK36 Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	930,518
BANK 2022-BNK39 Series 2022-BNK39, Class A4, 2.93%, 2/15/2055	750,000	724,221
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	504,320
Series 2019-C5, Class A4, Class A4, 3.06%, 11/15/2052	500,000	489,638
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	676,527
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	483,546
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	466,565
Benchmark 2022-B32 Mortgage Trust Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	971,230
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	712,957
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	361,230
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	382,354
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	329,043
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	448,904
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	565,617
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	470,340
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	865,459
BENCHMARK Mortgage Trust:
Series 2018-B6, Class A4, Class A4, 4.26%, 10/10/2051	300,000	314,646
Series 2019-B13, Class A4, Class A4, 2.95%, 8/15/2057	1,000,000	970,864

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-B9, Class A5, Class A5, 4.02%, 3/15/2052	$342,857	$355,102
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	447,793
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,449,248
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, Class A3, 3.87%, 1/10/2048	350,000	354,444
Citigroup Commercial Mortgage Trust:
Series 2014-GC25, Class A3, Class A3, 3.37%, 10/10/2047	407,420	406,745
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,212,308
Series 2017-P8, Class A4, Class A4, 3.47%, 9/15/2050	500,000	500,438
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	1,500,000	1,445,916
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	732,125
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	285,591
COMM Mortgage Trust:
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	505,213
Series 2014-UBS3, Class A4, Class A4, 3.82%, 6/10/2047	500,000	503,820
Series 2015-CR24, Class A5, Class A5, 3.70%, 8/10/2048	500,000	502,175
Series 2015-LC21, Class A3, Class A3, 3.45%, 7/10/2048	450,492	449,989
Series 2016-CR28, Class A4, Class A4, 3.76%, 2/10/2049	616,000	621,301
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	207,908	204,261
Series 2017-COR2, Class A3, Class A3, 3.51%, 9/10/2050	650,000	651,675
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,042,509
Security Description	Principal Amount	Value
Series 2019-GC44, Class A5, Class A5, 2.95%, 8/15/2057	$500,000	$484,691
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, Class A4, 3.39%, 6/15/2050	500,000	498,905
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	498,318
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	528,124
Series 2018-CX12, Class A4, Class A4, 4.22%, 8/15/2051 (c)	500,000	517,954
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	968,894
Federal Home Loan Mortgage Corp. Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,448,939
Federal National Mortgage Association Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (c)	800,000	714,730
Freddie Mac Multifamily Structured Pass Through Certificates 2.25%, 1/25/2032	1,500,000	1,419,637
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, Class A4, 3.38%, 5/10/2050	1,600,000	1,594,314
Series 2017-GS5, Class A3, Class A3, 3.41%, 3/10/2050	1,000,000	996,617
Series 2017-GS6, Class A3, Class A3, 3.43%, 5/10/2050	500,000	499,410
Series 2017-GS7, Class A4, Class A4, 3.43%, 8/10/2050	500,000	499,278
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	972,238
Series 2019-GC38, Class A4, Class A4, VRN, 3.97%, 2/10/2052	750,000	773,920
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class AS, Class AS, 4.52%, 12/15/2046	1,000,000	1,016,010
Series 2015-JP1, Class AS, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,261,544

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, Class A3A1, 3.54%, 9/15/2047	$421,612	$419,090
Series 2014-C22, Class A4, Class A4, 3.80%, 9/15/2047	1,500,000	1,514,078
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	220,544
Series 2017-C7, Class A5, Class A5, 3.41%, 10/15/2050	500,000	500,895
Series 2015-C29, Class B, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	484,627
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, Class ASB, 3.49%, 3/15/2050	500,000	500,616
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	594,249
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.07%, 7/15/2046 (c)	614,000	618,101
Series 2013-C11, Class A3, Class A3, 3.96%, 8/15/2046	479,162	478,969
Series 2015-C20, Class A4, 3.25%, 2/15/2048	500,000	497,776
Series 2015-C23, Class A3, Class A3, 3.45%, 7/15/2050	486,368	483,690
Series 2015-C23, Class A4, Class A4, 3.72%, 7/15/2050	800,000	804,516
Series 2015-C26, Class A5, Class A5, 3.53%, 10/15/2048	1,000,000	1,000,301
Series 2013-C10, Class A3, Class A3, VRN, 3.96%, 7/15/2046 (c)	411,477	415,889
Morgan Stanley Capital I Series 2017-HR2, Class A4, Class A4, 3.59%, 12/15/2050	750,000	755,253
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, Class A3, 3.54%, 12/15/2048	478,187	481,641
Series 2018-H3, Class A5, Class A5, 4.18%, 7/15/2051	742,000	773,002
Security Description	Principal Amount	Value
Series 2019-L3, Class A4, Class A4, 3.13%, 11/15/2052	$500,000	$488,488
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	451,569
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	459,390
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, Class A4, 3.56%, 10/15/2050	325,000	323,762
Series 2017-C7, Class A4, Class A4, 3.68%, 12/15/2050	500,000	506,054
Series 2018-C14, Class A3, Class A3, 4.18%, 12/15/2051	1,000,000	1,010,853
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	309,005
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	390,173
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, Class AS, 4.02%, 8/15/2050	500,000	489,777
Series 2015-LC22, Class ASB, Class ASB, 3.57%, 9/15/2058	371,426	374,236
Series 2015-P2, Class A4, Class A4, 3.81%, 12/15/2048	1,335,000	1,352,256
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	489,591
Series 2017-C38, Class A5, Class A5, 3.45%, 7/15/2050	500,000	501,577
Series 2017-C41, Class A4, Class A4, 3.47%, 11/15/2050	300,000	300,429
Series 2017-C42, Class A3, Class A3, 3.33%, 12/15/2050	500,000	496,732
Series 2018-C45, Class A4, Class A4, 4.18%, 6/15/2051	500,000	521,407
Series 2019-C49, Class A5, Class A5, 4.02%, 3/15/2052	800,000	828,834
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	967,821
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	780,883

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-C56, Class A5, Class A5, 2.45%, 6/15/2053	$148,500	$138,944
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	660,057
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class AS, Class AS, 4.27%, 3/15/2047	638,000	643,578
Series 2013-C16, Class B, Class B, VRN, 5.00%, 9/15/2046 (c)	2,000,000	1,987,955
Series 2014-LC14, Class B, Class B, VRN, 4.91%, 3/15/2047 (c)	500,000	509,799
TOTAL MORTGAGE-BACKED SECURITIES (Cost $71,754,988)		68,561,579
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.0% (a)
Benchmark 2021-B30 Mortgage Trust Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	469,172
Wells Fargo Commercial Mortgage Trust 2019-C50 Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	178,310
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $709,721)		647,482
	Shares
SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (i) (j)	252,083,128	252,057,920
State Street Navigator Securities Lending Portfolio II (k) (l)	291,556,095	291,556,095
TOTAL SHORT-TERM INVESTMENTS (Cost $543,650,797)		543,614,015
TOTAL INVESTMENTS — 107.3% (Cost $7,541,689,357)		7,201,368,263
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(486,942,860)
NET ASSETS — 100.0%		$6,714,425,403

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2022. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	Bond is insured by National Public Finance Guaranty Corp., representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2022.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$1,118,802	$1,694,241,624	$—	$1,695,360,426
Asset-Backed Securities	—	20,650,357	—	20,650,357
Foreign Government Obligations	—	215,647,438	—	215,647,438
U.S. Government Agency Obligations	2,012,656	1,987,649,803	—	1,989,662,459
U.S. Treasury Obligations	—	2,638,623,418	—	2,638,623,418
Municipal Bonds & Notes	—	28,601,089	—	28,601,089
Mortgage-Backed Securities	—	68,561,579	—	68,561,579
Commercial Mortgage Backed Securities	—	647,482	—	647,482
Short-Term Investments	543,614,015	—	—	543,614,015
TOTAL INVESTMENTS	$546,745,473	$6,654,622,790	$—	$7,201,368,263

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	413,342,891	$413,466,894	$1,240,343,360	$1,401,584,193	$(114,736)	$(53,405)	252,083,128	$252,057,920	$106,533,629
State Street Navigator Securities Lending Portfolio II	207,198,249	207,198,249	1,278,655,432	1,194,297,586	—	—	291,556,095	291,556,095	231,058
Total		$620,665,143	$2,518,998,792	$2,595,881,779	$(114,736)	$(53,405)		$543,614,015	$106,764,687
See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$100,000	$90,524
3.38%, 3/1/2041	70,000	62,505
Omnicom Group, Inc. 2.45%, 4/30/2030	50,000	46,335
		199,364
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
2.20%, 2/4/2026	250,000	236,537
2.25%, 6/15/2026	50,000	47,152
2.75%, 2/1/2026	50,000	48,527
2.80%, 3/1/2027	41,000	39,160
2.95%, 2/1/2030	75,000	69,506
3.10%, 5/1/2026	215,000	211,022
3.63%, 2/1/2031	80,000	77,853
3.75%, 2/1/2050	125,000	111,824
3.85%, 11/1/2048	63,000	55,282
3.90%, 5/1/2049	115,000	103,863
4.88%, 5/1/2025	411,000	424,431
5.04%, 5/1/2027	100,000	105,186
5.15%, 5/1/2030	300,000	319,518
5.71%, 5/1/2040	324,000	362,916
5.81%, 5/1/2050	350,000	403,896
5.88%, 2/15/2040	169,000	189,202
6.63%, 2/15/2038	75,000	89,152
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	32,549
1.88%, 8/15/2023	50,000	49,725
2.13%, 8/15/2026 (a)	100,000	96,672
3.25%, 4/1/2025	225,000	227,504
3.63%, 4/1/2030 (a)	100,000	103,177
3.75%, 5/15/2028	150,000	154,267
L3Harris Technologies, Inc.:
3.85%, 6/15/2023	83,000	84,127
3.85%, 12/15/2026	50,000	50,878
4.40%, 6/15/2028	138,000	143,125
4.40%, 6/15/2028	50,000	52,000
4.85%, 4/27/2035	50,000	54,439
Lockheed Martin Corp.:
2.80%, 6/15/2050	120,000	105,316
3.80%, 3/1/2045	351,000	359,136
Northrop Grumman Corp.:
3.20%, 2/1/2027	150,000	150,462
3.85%, 4/15/2045	250,000	250,620
7.75%, 2/15/2031 (b)	100,000	129,475
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	110,761
2.38%, 3/15/2032	100,000	91,987
2.82%, 9/1/2051	215,000	181,561
3.03%, 3/15/2052	70,000	61,633
3.20%, 3/15/2024	50,000	50,556
Security Description	Principal Amount	Value
4.15%, 5/15/2045	$466,000	$480,539
4.35%, 4/15/2047	100,000	107,467
4.50%, 6/1/2042	100,000	110,081
4.88%, 10/15/2040	104,000	116,851
Teledyne Technologies, Inc. 0.95%, 4/1/2024	225,000	216,115
		6,466,050
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.35%, 5/6/2025	75,000	72,854
2.45%, 2/4/2032	100,000	86,949
3.70%, 2/4/2051	125,000	101,904
3.88%, 9/16/2046	50,000	42,392
4.45%, 5/6/2050	100,000	90,831
4.50%, 5/2/2043	312,000	287,564
4.80%, 2/14/2029	183,000	192,185
5.80%, 2/14/2039	85,000	92,102
5.95%, 2/14/2049	154,000	167,569
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	100,000	98,262
2.70%, 9/15/2051	50,000	44,336
4.50%, 3/15/2049	30,000	34,883
BAT Capital Corp.:
2.79%, 9/6/2024	150,000	148,120
3.56%, 8/15/2027	235,000	228,686
3.73%, 9/25/2040	57,000	46,782
4.70%, 4/2/2027	300,000	307,374
4.74%, 3/16/2032	50,000	50,306
4.91%, 4/2/2030	190,000	195,489
5.28%, 4/2/2050	25,000	24,717
5.65%, 3/16/2052	40,000	40,625
BAT International Finance PLC 4.45%, 3/16/2028	50,000	50,117
Bunge, Ltd. Finance Corp.:
2.75%, 5/14/2031	50,000	45,911
3.75%, 9/25/2027	237,000	238,439
Philip Morris International, Inc.:
1.13%, 5/1/2023	175,000	172,847
1.50%, 5/1/2025	115,000	109,786
2.10%, 5/1/2030	102,000	91,841
2.75%, 2/25/2026 (a)	100,000	99,021
3.25%, 11/10/2024	50,000	50,399
3.38%, 8/15/2029 (a)	50,000	49,771
3.60%, 11/15/2023	50,000	50,875
4.25%, 11/10/2044	175,000	169,906
4.38%, 11/15/2041	50,000	49,617
4.88%, 11/15/2043	125,000	131,394
Reynolds American, Inc.:
4.45%, 6/12/2025	323,000	329,757
5.70%, 8/15/2035	50,000	52,861
5.85%, 8/15/2045	150,000	153,327
7.25%, 6/15/2037	50,000	59,225
		4,259,024

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
AIRLINES — 0.4%
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	$191,912	$184,315
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	38,225	35,860
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	23,155	21,664
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	62,410	58,744
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	15,030	15,005
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	68,273	62,461
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	84,111	83,600
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	23,003
5.13%, 6/15/2027	117,000	125,082
5.25%, 5/4/2025	77,000	80,810
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	32,990	32,218
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	29,083	29,049
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	99,858	100,280
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	31,768	31,181
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	76,255	73,634
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	83,390	80,603
Security Description	Principal Amount	Value
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	$7,963	$8,002
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	111,334	101,596
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	64,800	63,595
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	96,258	98,540
		1,309,242
APPAREL — 0.2%
NIKE, Inc.:
2.40%, 3/27/2025	75,000	74,582
3.25%, 3/27/2040	90,000	87,487
3.38%, 3/27/2050	105,000	104,281
PVH Corp. 4.63%, 7/10/2025	130,000	132,578
Ralph Lauren Corp. 2.95%, 6/15/2030 (a)	100,000	96,465
VF Corp. 2.95%, 4/23/2030	30,000	28,579
		523,972
AUTO MANUFACTURERS — 1.6%
American Honda Finance Corp.:
Series GMTN, 2.30%, 9/9/2026	50,000	48,274
Series GMTN, 3.50%, 2/15/2028	75,000	75,606
Series MTN, 0.65%, 9/8/2023	90,000	87,786
Series MTN, 2.15%, 9/10/2024	21,000	20,688
Series MTN, 2.25%, 1/12/2029	50,000	46,632
Series MTN, 2.35%, 1/8/2027	100,000	96,427
Series MTN, 2.40%, 6/27/2024	67,000	66,543
Series MTN, 2.90%, 2/16/2024	100,000	100,328
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	40,000	38,984
3.25%, 3/1/2032	25,000	23,688
Cummins, Inc. 3.65%, 10/1/2023	100,000	101,406
General Motors Co.:
4.88%, 10/2/2023	332,000	342,113
5.40%, 10/2/2023	115,000	119,161
5.40%, 4/1/2048	80,000	83,817
6.25%, 10/2/2043	100,000	114,118
6.60%, 4/1/2036	230,000	266,798

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 4/1/2046	$150,000	$181,396
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	100,000	96,301
1.20%, 10/15/2024	25,000	23,790
1.70%, 8/18/2023	192,000	189,930
2.35%, 1/8/2031	100,000	86,408
2.40%, 10/15/2028	100,000	89,903
2.70%, 8/20/2027	25,000	23,516
2.70%, 6/10/2031	50,000	44,028
2.75%, 6/20/2025	90,000	87,498
3.50%, 11/7/2024	65,000	65,187
3.60%, 6/21/2030	50,000	47,785
3.70%, 5/9/2023	155,000	156,493
4.00%, 1/15/2025	110,000	111,432
4.25%, 5/15/2023	50,000	50,868
4.35%, 4/9/2025	49,000	49,906
4.35%, 1/17/2027	150,000	152,709
Lear Corp.:
3.80%, 9/15/2027	50,000	50,124
4.25%, 5/15/2029	201,000	203,657
Magna International, Inc.:
3.63%, 6/15/2024	75,000	75,826
4.15%, 10/1/2025	38,000	38,929
PACCAR Financial Corp.:
Series MTN, 0.35%, 2/2/2024	80,000	77,056
Series MTN, 0.90%, 11/8/2024	50,000	47,762
Series MTN, 1.10%, 5/11/2026	50,000	46,420
Series MTN, 1.80%, 2/6/2025	20,000	19,403
Series MTN, 2.65%, 4/6/2023	26,000	26,157
Toyota Motor Corp. 3.42%, 7/20/2023	175,000	177,196
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	40,000	38,040
1.90%, 9/12/2031 (a)	50,000	44,374
3.05%, 3/22/2027	100,000	99,731
Series GMTN, 3.05%, 1/11/2028	115,000	114,190
Series GMTN, 3.45%, 9/20/2023	313,000	317,138
Series MTN, 0.50%, 6/18/2024	100,000	95,392
Series MTN, 0.80%, 10/16/2025	179,000	166,191
Series MTN, 1.15%, 8/13/2027	60,000	54,191
Series MTN, 1.35%, 8/25/2023	100,000	98,700
Series MTN, 1.65%, 1/10/2031 (a)	100,000	87,826
Series MTN, 1.90%, 4/6/2028	100,000	92,921
Series MTN, 2.15%, 2/13/2030 (a)	25,000	23,164
Security Description	Principal Amount	Value
Series MTN, 2.90%, 4/17/2024	$50,000	$50,275
Series MTN, 3.38%, 4/1/2030 (a)	105,000	105,361
		5,239,543
AUTO PARTS & EQUIPMENT — 0.0% (c)
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	30,000	28,243
BorgWarner, Inc. 4.38%, 3/15/2045	69,000	68,398
		96,641
BANKS — 20.4%
Australia & New Zealand Banking Group, Ltd. Series MTN, 3.70%, 11/16/2025 (a)	50,000	51,253
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	154,000	149,596
Banco Santander SA:
2.71%, 6/27/2024	100,000	99,078
2.75%, 5/28/2025	296,000	288,636
3.85%, 4/12/2023	125,000	126,696
1 year CMT + 1.60%, 3.23%, 11/22/2032 (d)	150,000	134,582
1 year CMT + 2.00%, 4.18%, 3/24/2028 (d)	200,000	201,388
1 year CMT + 0.45%, 0.70%, 6/30/2024 (d)	150,000	145,666
Bank of America Corp.:
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	106,000	105,985
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (d)	50,000	49,553
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	250,000	261,102
5 year CMT + 1.20%, 2.48%, 9/21/2036 (d)	100,000	86,115
SOFR + 0.69%, 0.98%, 4/22/2025 (d)	200,000	191,630
SOFR + 0.96%, 1.73%, 7/22/2027 (d)	240,000	223,094
SOFR + 1.21%, 2.57%, 10/20/2032 (d)	200,000	182,154
SOFR + 1.22%, 2.30%, 7/21/2032 (d)	325,000	289,234
SOFR + 1.32%, 2.69%, 4/22/2032 (d)	300,000	275,742
SOFR + 1.33%, 3.38%, 4/2/2026 (d)	100,000	99,861
SOFR + 1.56%, 2.97%, 7/21/2052 (d)	133,000	113,656
SOFR + 1.58%, 3.31%, 4/22/2042 (d)	531,000	491,334
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	122,000	112,699

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.50%, 4/19/2026	$150,000	$152,079
Series L, 3.95%, 4/21/2025	64,000	65,179
Series MTN, 4.00%, 1/22/2025	59,000	60,099
Series MTN, 4.45%, 3/3/2026	250,000	258,655
Series MTN, 5.00%, 1/21/2044	513,000	592,346
Series MTN, 5.88%, 2/7/2042	250,000	314,880
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (d)	25,000	24,069
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (d)	125,000	122,799
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (d)	492,000	497,865
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	304,000	305,912
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (d)	125,000	114,699
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (d)	200,000	200,722
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	463,000	470,843
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	75,000	74,745
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (d)	125,000	118,449
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	100,000	101,651
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	125,000	129,094
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (d)	175,000	187,453
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	540,000	546,399
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	175,000	189,696
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (d)	102,000	99,150
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (d)	100,000	95,688
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (d)	75,000	72,536
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (d)	$150,000	$138,804
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (d)	250,000	228,455
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (d)	333,000	311,861
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (d)	125,000	108,929
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (d)	50,000	43,666
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	100,000	84,753
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (d)	204,000	190,540
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (d)	238,000	218,841
Bank of Montreal:
0.45%, 12/8/2023	70,000	67,508
5 year CMT + 1.40%, 3.09%, 1/10/2037 (d)	200,000	182,304
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (d)	75,000	76,192
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (d)	55,000	54,463
Series MTN, 0.63%, 7/9/2024	265,000	252,031
Series MTN, 1.50%, 1/10/2025	215,000	206,019
Bank of New York Mellon Corp Series MTN, 1.80%, 7/28/2031	100,000	88,500
Bank of New York Mellon Corp.:
Series 0012, 3.65%, 2/4/2024	75,000	76,327
Series J, 0.85%, 10/25/2024	75,000	71,838
Series MTN, 0.50%, 4/26/2024	100,000	95,854
Series MTN, 1.65%, 7/14/2028	100,000	91,755
Series MTN, 3.00%, 10/30/2028	100,000	97,461
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (d)	306,000	309,923
Bank of Nova Scotia:
0.65%, 7/31/2024	220,000	208,875
0.70%, 4/15/2024	50,000	47,958
1.30%, 6/11/2025	67,000	63,255
1.30%, 9/15/2026	50,000	46,003
1.35%, 6/24/2026	100,000	92,871
1.45%, 1/10/2025 (a)	40,000	38,429
1.63%, 5/1/2023	95,000	94,363
1.95%, 2/2/2027	70,000	66,136
2.20%, 2/3/2025	150,000	146,494
2.45%, 2/2/2032 (a)	100,000	91,930
2.95%, 3/11/2027	50,000	49,085
3.40%, 2/11/2024	100,000	101,273

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
BankUnited, Inc. 5.13%, 6/11/2030	$100,000	$103,054
Barclays PLC:
3.65%, 3/16/2025	183,000	183,672
5.20%, 5/12/2026	621,000	647,864
1 year CMT + 0.80%, 1.01%, 12/10/2024 (d)	150,000	144,015
1 year CMT + 1.30%, 2.89%, 11/24/2032 (d)	150,000	136,140
1 year CMT + 1.30%, 3.33%, 11/24/2042 (d)	150,000	130,596
1 year CMT + 1.70%, 3.81%, 3/10/2042 (d)	250,000	222,832
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	124,000	125,989
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (d)	50,000	52,496
5 year CMT + 2.90%, 3.56%, 9/23/2035 (d)	90,000	82,803
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	75,000	73,218
0.95%, 6/23/2023	110,000	107,977
1.00%, 10/18/2024	75,000	71,216
1.25%, 6/22/2026	100,000	91,923
2.25%, 1/28/2025	50,000	48,851
3.10%, 4/2/2024	25,000	25,100
Citigroup, Inc.:
3.20%, 10/21/2026	543,000	538,830
3.70%, 1/12/2026	50,000	50,646
3.88%, 3/26/2025	83,000	84,062
4.13%, 7/25/2028	499,000	506,874
4.45%, 9/29/2027	200,000	206,188
4.60%, 3/9/2026	142,000	147,378
4.65%, 7/23/2048	150,000	169,639
6.68%, 9/13/2043	423,000	561,871
8.13%, 7/15/2039	115,000	174,165
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (d)	315,000	319,073
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	324,000	321,768
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	774,000	774,712
SOFR + 0.53%, 1.28%, 11/3/2025 (d)	30,000	28,544
SOFR + 0.67%, 0.98%, 5/1/2025 (d)	100,000	95,420
SOFR + 0.69%, 2.01%, 1/25/2026 (d)	145,000	139,618
SOFR + 0.77%, 1.46%, 6/9/2027 (d)	150,000	138,110
SOFR + 1.17%, 2.56%, 5/1/2032 (d)	55,000	49,812
SOFR + 1.18%, 2.52%, 11/3/2032 (d)	70,000	62,773
SOFR + 1.35%, 3.06%, 1/25/2033 (d)	50,000	46,800
Security Description	Principal Amount	Value
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	$150,000	$142,662
SOFR + 1.52%, 3.29%, 3/17/2026 (d)	150,000	149,565
SOFR + 1.94%, 3.79%, 3/17/2033 (d)	150,000	149,062
SOFR + 2.84%, 3.11%, 4/8/2026 (d)	80,000	79,327
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (d)	200,000	195,164
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	50,000	44,171
2.85%, 7/27/2026	165,000	162,541
Comerica, Inc. 4.00%, 2/1/2029	214,000	221,580
Cooperatieve Rabobank UA:
0.38%, 1/12/2024	240,000	230,474
1.38%, 1/10/2025 (a)	150,000	143,556
4.38%, 8/4/2025	155,000	157,615
Series BKNT, 3.75%, 7/21/2026	100,000	99,379
Credit Suisse AG:
0.50%, 2/2/2024	330,000	315,688
1.00%, 5/5/2023	150,000	147,775
1.25%, 8/7/2026	200,000	182,824
2.95%, 4/9/2025 (a)	100,000	98,956
Credit Suisse Group AG:
3.75%, 3/26/2025	50,000	49,852
4.88%, 5/15/2045	172,000	178,433
Deutsche Bank AG:
0.90%, 5/28/2024	100,000	95,324
SOFR + 1.13%, 1.45%, 4/1/2025 (d)	150,000	143,367
SOFR + 1.22%, 2.31%, 11/16/2027 (d)	150,000	138,006
SOFR + 1.31%, 2.55%, 1/7/2028 (d)	250,000	231,030
SOFR + 1.72%, 3.04%, 5/28/2032 (d)	100,000	90,000
SOFR + 2.58%, 3.96%, 11/26/2025 (d)	150,000	149,917
Series E, 0.96%, 11/8/2023	100,000	97,162
Discover Bank:
2.45%, 9/12/2024	100,000	98,301
Series BKNT, 3.45%, 7/27/2026	125,000	124,573
Fifth Third Bancorp:
2.55%, 5/5/2027	100,000	96,837
SOFR + 0.69%, 1.71%, 11/1/2027 (d)	105,000	97,586
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	110,000	111,871
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	125,000	141,058
First Republic Bank Series BKNT, 4.38%, 8/1/2046	75,000	77,252

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
First-Citizens Bank & Trust Co. SOFR + 3.83%, 3.93%, 6/19/2024 (d)	$20,000	$20,195
Goldman Sachs Group, Inc.:
3.00%, 3/15/2024	100,000	99,894
3.50%, 4/1/2025	200,000	201,622
3.50%, 11/16/2026	103,000	103,419
3.63%, 2/20/2024	100,000	101,319
3.75%, 5/22/2025	1,000,000	1,015,690
6.13%, 2/15/2033	100,000	119,573
6.25%, 2/1/2041	75,000	96,837
6.75%, 10/1/2037	494,000	624,036
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	634,000	649,432
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	402,000	423,338
SOFR + 0.51%, 0.66%, 9/10/2024 (d)	150,000	145,155
SOFR + 0.73%, 1.76%, 1/24/2025 (d)	110,000	107,267
SOFR + 0.80%, 1.43%, 3/9/2027 (d)	194,000	179,048
SOFR + 0.82%, 1.54%, 9/10/2027 (d)	200,000	183,296
SOFR + 0.91%, 1.95%, 10/21/2027 (d)	220,000	204,552
SOFR + 1.11%, 2.64%, 2/24/2028 (d)	90,000	86,136
SOFR + 1.26%, 2.65%, 10/21/2032 (d)	147,000	133,520
SOFR + 1.28%, 2.62%, 4/22/2032 (d)	70,000	63,626
SOFR + 1.41%, 3.10%, 2/24/2033 (d)	200,000	188,720
SOFR + 1.47%, 2.91%, 7/21/2042 (d)	100,000	86,042
SOFR + 1.51%, 3.21%, 4/22/2042 (d)	129,000	115,847
SOFR + 1.63%, 3.44%, 2/24/2043 (d)	100,000	92,539
SOFR + 1.85%, 3.62%, 3/15/2028 (d)	400,000	400,020
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (d)	155,000	155,056
Series MTN, 4.80%, 7/8/2044	40,000	44,416
HSBC Holdings PLC:
3.90%, 5/25/2026	354,000	358,029
4.25%, 3/14/2024	100,000	101,496
4.30%, 3/8/2026	100,000	102,715
6.10%, 1/14/2042 (a)	175,000	221,804
6.50%, 5/2/2036	343,000	416,323
6.80%, 6/1/2038 (a)	220,000	275,429
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (d)	100,000	100,995
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	100,000	101,400
Security Description	Principal Amount	Value
SOFR + 0.53%, 0.73%, 8/17/2024 (d)	$50,000	$48,389
SOFR + 0.58%, 1.16%, 11/22/2024 (d)	50,000	48,309
SOFR + 1.19%, 2.80%, 5/24/2032 (d)	150,000	136,560
SOFR + 1.29%, 1.59%, 5/24/2027 (d)	150,000	137,211
SOFR + 1.29%, 2.21%, 8/17/2029 (d)	150,000	135,120
SOFR + 1.41%, 2.87%, 11/22/2032 (d)	235,000	213,939
SOFR + 1.43%, 3.00%, 3/10/2026 (d)	200,000	196,140
SOFR + 1.73%, 2.01%, 9/22/2028 (d)	258,000	234,171
SOFR + 1.93%, 2.10%, 6/4/2026 (d)	404,000	384,095
SOFR + 2.39%, 2.85%, 6/4/2031 (a) (d)	50,000	46,260
Series *, 7.63%, 5/17/2032	273,000	346,773
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	284,000	281,810
5 year CMT + 1.17%, 2.49%, 8/15/2036 (b) (d)	50,000	43,475
ING Groep NV:
3.95%, 3/29/2027	284,000	287,510
4.05%, 4/9/2029	100,000	101,432
4.55%, 10/2/2028 (a)	190,000	197,228
SOFR + 1.83%, 4.02%, 3/28/2028 (d)	200,000	201,378
Intesa Sanpaolo SpA 5.25%, 1/12/2024	100,000	102,503
JPMorgan Chase & Co.:
3.38%, 5/1/2023	632,000	639,249
3.63%, 12/1/2027	543,000	545,373
3.88%, 9/10/2024	43,000	43,925
4.13%, 12/15/2026	139,000	143,801
4.85%, 2/1/2044	100,000	113,459
5.40%, 1/6/2042	175,000	209,291
6.40%, 5/15/2038	150,000	196,017
7.63%, 10/15/2026	175,000	205,782
8.00%, 4/29/2027	250,000	301,405
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	190,000	191,930
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	250,000	252,885
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	374,000	375,500
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	451,000	465,617
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (d)	501,000	523,675
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	228,000	228,682
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	150,000	153,381

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (d)	$100,000	$103,486
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	225,000	239,863
SOFR + 0.42%, 0.56%, 2/16/2025 (d)	100,000	95,721
SOFR + 0.54%, 0.82%, 6/1/2025 (d)	75,000	71,583
SOFR + 0.58%, 0.97%, 6/23/2025 (d)	75,000	71,627
SOFR + 0.61%, 1.56%, 12/10/2025 (d)	75,000	71,789
SOFR + 0.92%, 2.60%, 2/24/2026 (d)	100,000	98,224
SOFR + 1.02%, 2.07%, 6/1/2029 (d)	189,000	173,742
SOFR + 1.16%, 2.30%, 10/15/2025 (d)	361,000	352,722
SOFR + 1.17%, 2.95%, 2/24/2028 (d)	60,000	58,551
SOFR + 1.25%, 2.58%, 4/22/2032 (d)	225,000	206,338
SOFR + 1.26%, 2.96%, 1/25/2033 (d)	150,000	141,564
SOFR + 1.51%, 2.53%, 11/19/2041 (d)	409,000	338,607
SOFR + 1.58%, 3.33%, 4/22/2052 (d)	145,000	134,157
SOFR + 1.59%, 2.01%, 3/13/2026 (d)	100,000	96,514
SOFR + 1.85%, 2.08%, 4/22/2026 (d)	500,000	481,935
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	299,000	280,680
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	25,000	22,234
SOFR + 2.52%, 2.96%, 5/13/2031 (d)	75,000	70,316
KeyBank NA Series BKNT, 3.90%, 4/13/2029	100,000	101,622
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	95,063
Series MTN, 2.55%, 10/1/2029	107,000	101,007
Lloyds Banking Group PLC:
4.05%, 8/16/2023	50,000	50,879
4.38%, 3/22/2028	258,000	263,526
4.50%, 11/4/2024	165,000	168,734
4.65%, 3/24/2026	150,000	153,436
1 year CMT + 0.85%, 1.63%, 5/11/2027 (d)	150,000	137,606
1 year CMT + 1.00%, 2.44%, 2/5/2026 (d)	300,000	289,698
5 year CMT + 1.50%, 3.37%, 12/14/2046 (d)	75,000	62,755
Security Description	Principal Amount	Value
1 year CMT + 1.80%, 3.75%, 3/18/2028 (d)	$200,000	$199,350
Mitsubishi UFJ Financial Group, Inc.:
2.53%, 9/13/2023	150,000	149,719
2.76%, 9/13/2026	211,000	204,898
3.20%, 7/18/2029	350,000	339,871
3.68%, 2/22/2027 (a)	78,000	78,857
3.74%, 3/7/2029	100,000	101,111
1 year CMT + 0.45%, 0.96%, 10/11/2025 (d)	150,000	141,459
1 year CMT + 0.55%, 0.95%, 7/19/2025 (d)	100,000	94,904
1 year CMT + 0.67%, 1.64%, 10/13/2027 (d)	150,000	137,904
1 year CMT + 0.75%, 1.54%, 7/20/2027 (d)	200,000	183,816
Mizuho Financial Group, Inc.:
3.17%, 9/11/2027 (a)	225,000	221,735
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (d)	150,000	143,909
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (d)	75,000	77,045
SOFR - 1.25%, 1.24%, 7/10/2024 (d)	205,000	200,738
1 year CMT + 0.75%, 1.55%, 7/9/2027 (d)	180,000	165,400
1 year CMT + 0.90%, 2.26%, 7/9/2032 (a) (d)	225,000	198,616
Morgan Stanley:
4.38%, 1/22/2047	95,000	102,791
6.38%, 7/24/2042	487,000	651,455
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	100,000	100,995
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	200,000	200,800
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	150,000	161,220
SOFR + 0.53%, 0.79%, 5/30/2025 (d)	100,000	95,022
SOFR + 0.88%, 1.59%, 5/4/2027 (d)	195,000	181,278
SOFR + 0.94%, 2.63%, 2/18/2026 (d)	100,000	98,163
SOFR + 1.00%, 2.48%, 1/21/2028 (d)	320,000	305,168
SOFR + 1.29%, 2.94%, 1/21/2033 (d)	135,000	126,498
SOFR + 1.36%, 2.48%, 9/16/2036 (d)	556,000	477,326
SOFR + 1.99%, 2.19%, 4/28/2026 (d)	300,000	290,220
Series F, 3.88%, 4/29/2024	302,000	308,140
Series GMTN, 3.70%, 10/23/2024	251,000	255,478
Series GMTN, 3.88%, 1/27/2026	404,000	411,668

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	$200,000	$209,414
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (d)	100,000	96,006
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (d)	100,000	92,159
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	114,000	106,646
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (d)	142,000	125,906
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (d)	50,000	47,161
Series MTN, 3.13%, 7/27/2026	304,000	301,307
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (d)	60,000	51,854
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (d)	215,000	185,405
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (d)	316,000	312,650
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (d)	100,000	90,552
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (d)	50,000	41,809
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (d)	200,000	192,478
Natwest Group PLC:
5.13%, 5/28/2024	75,000	77,033
1 year CMT + 0.90%, 1.64%, 6/14/2027 (d)	200,000	182,834
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (d)	304,000	308,739
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (d)	200,000	205,252
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (d)	200,000	212,944
5 year CMT + 2.35%, 3.03%, 11/28/2035 (d)	100,000	88,826
Northern Trust Corp. 1.95%, 5/1/2030 (a)	80,000	73,315
PNC Bank NA:
3.80%, 7/25/2023	150,000	152,167
Series BKNT, 3.25%, 6/1/2025	100,000	101,296
Series BKNT, 3.50%, 6/8/2023	150,000	151,789
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	50,000	49,364
2.55%, 1/22/2030	82,000	78,254
3.45%, 4/23/2029	110,000	112,009
3.90%, 4/29/2024	166,000	169,370
SOFR + 0.98%, 2.31%, 4/23/2032 (d)	65,000	59,701
Regions Financial Corp. 1.80%, 8/12/2028	204,000	183,074
Security Description	Principal Amount	Value
Royal Bank of Canada:
0.65%, 7/29/2024	$315,000	$299,650
1.20%, 4/27/2026	105,000	97,308
Series FXD, 2.05%, 1/21/2027 (a)	100,000	94,911
Series GMTN, 0.75%, 10/7/2024	100,000	94,879
Series GMTN, 1.40%, 11/2/2026	100,000	92,336
Series GMTN, 1.60%, 1/21/2025 (a)	100,000	96,387
Series GMTN, 2.55%, 7/16/2024	50,000	49,754
Series GMTN, 3.70%, 10/5/2023	160,000	162,814
Series MTN, 2.30%, 11/3/2031 (a)	100,000	91,063
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	190,000	185,204
SOFR + 1.24%, 2.49%, 1/6/2028 (d)	20,000	18,685
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (d)	50,000	49,198
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (d)	100,000	102,243
SOFR + 0.79%, 1.09%, 3/15/2025 (d)	150,000	142,622
Santander UK PLC 2.88%, 6/18/2024	50,000	49,730
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	429,000	392,951
1.47%, 7/8/2025	504,000	473,785
1.90%, 9/17/2028	80,000	71,715
2.13%, 7/8/2030	25,000	22,373
2.22%, 9/17/2031	250,000	221,670
2.35%, 1/15/2025	150,000	145,917
3.04%, 7/16/2029	120,000	115,399
3.20%, 9/17/2029	150,000	143,604
3.45%, 1/11/2027	20,000	20,001
Toronto-Dominion Bank:
0.55%, 3/4/2024	100,000	96,110
1.25%, 12/13/2024 (a)	215,000	206,512
3.20%, 3/10/2032 (a)	150,000	147,714
Series GMTN, 3.25%, 3/11/2024	75,000	75,895
Series MTN, 0.30%, 6/2/2023	100,000	97,698
Series MTN, 0.45%, 9/11/2023	100,000	97,230
Series MTN, 0.70%, 9/10/2024	200,000	190,092
Series MTN, 1.15%, 6/12/2025	68,000	64,085
Series MTN, 1.25%, 9/10/2026	100,000	92,090

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.00%, 9/10/2031	$100,000	$89,161
Truist Bank:
Series BKNT, 3.30%, 5/15/2026	150,000	150,915
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (d)	70,000	70,960
Series BNKT, 3.20%, 4/1/2024	100,000	101,143
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027 (a)	65,000	58,408
Series MTN, 2.50%, 8/1/2024	100,000	99,348
Series MTN, 3.70%, 6/5/2025	50,000	50,829
Series MTN, 3.75%, 12/6/2023	150,000	152,898
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (d)	344,000	312,342
US Bancorp:
5 year CMT + 0.95%, 2.49%, 11/3/2036 (d)	204,000	182,747
Series MTN, 1.38%, 7/22/2030 (a)	54,000	46,779
Series MTN, 3.60%, 9/11/2024	161,000	163,634
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (d)	200,000	191,434
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (d)	200,000	190,176
Wachovia Corp. 7.57%, 8/1/2026 (e)	474,000	539,056
Wells Fargo & Co.:
3.00%, 10/23/2026	150,000	147,970
5.38%, 11/2/2043	100,000	115,578
SOFR + 1.51%, 3.53%, 3/24/2028 (d)	55,000	54,927
SOFR + 2.00%, 2.19%, 4/30/2026 (d)	233,000	224,957
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	189,000	170,342
Series GMTN, 4.30%, 7/22/2027	304,000	315,874
Series GMTN, 4.90%, 11/17/2045	50,000	55,345
Series MTN, 3.00%, 2/19/2025	150,000	150,019
Series MTN, 3.55%, 9/29/2025	253,000	256,461
Series MTN, 3.75%, 1/24/2024	49,000	49,909
Series MTN, 4.15%, 1/24/2029	204,000	211,734
Series MTN, 4.40%, 6/14/2046	150,000	156,318
Series MTN, 4.65%, 11/4/2044	687,000	734,492
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (d)	$150,000	$145,148
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	300,000	299,919
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (d)	75,000	71,637
Series MTN, SOFR + 1.05%, 3.35%, 3/2/2033 (d)	195,000	189,608
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (d)	571,000	564,199
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (a) (d)	260,000	275,103
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (d)	150,000	177,670
Westpac Banking Corp.:
1.02%, 11/18/2024	35,000	33,492
1.95%, 11/20/2028 (a)	50,000	46,048
2.35%, 2/19/2025	120,000	117,905
2.65%, 1/16/2030	20,000	19,121
2.70%, 8/19/2026	100,000	98,360
3.30%, 2/26/2024 (a)	65,000	65,892
3.35%, 3/8/2027	215,000	216,976
3.40%, 1/25/2028	278,000	279,690
5 year CMT + 1.53%, 3.02%, 11/18/2036 (d)	75,000	66,473
5 year CMT + 1.75%, 2.67%, 11/15/2035 (d)	140,000	122,273
		65,806,498
BEVERAGES — 2.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Series *, 4.90%, 2/1/2046	200,000	222,216
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	290,000	307,722
4.70%, 2/1/2036	100,000	107,486
4.90%, 2/1/2046	100,000	110,586
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	183,000	174,373
4.00%, 4/13/2028	315,000	326,995
4.44%, 10/6/2048	100,000	104,680
4.60%, 4/15/2048	214,000	230,320
4.60%, 6/1/2060	50,000	53,044
4.75%, 1/23/2029	165,000	178,908
4.75%, 4/15/2058	100,000	108,288
4.90%, 1/23/2031 (a)	175,000	194,518
5.55%, 1/23/2049	150,000	182,155
5.80%, 1/23/2059	125,000	156,769
8.00%, 11/15/2039	111,000	161,958
8.20%, 1/15/2039	178,000	263,627
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	224,087

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 3/5/2028 (a)	$50,000	$46,064
1.65%, 6/1/2030	160,000	143,486
2.25%, 1/5/2032	319,000	297,783
2.60%, 6/1/2050	50,000	42,774
2.88%, 5/5/2041	100,000	92,521
3.00%, 3/5/2051	65,000	60,013
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	75,000	76,783
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	148,000	128,332
2.75%, 1/22/2030 (a)	160,000	153,018
Constellation Brands, Inc.:
2.25%, 8/1/2031	65,000	57,360
3.60%, 2/15/2028	185,000	184,460
4.65%, 11/15/2028	115,000	121,414
Diageo Capital PLC 2.63%, 4/29/2023	119,000	119,499
Diageo Captial PLC 2.13%, 10/24/2024	484,000	475,966
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	262,000	244,323
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	35,000	33,829
2.25%, 3/15/2031	30,000	26,981
3.13%, 12/15/2023	100,000	100,758
3.35%, 3/15/2051	20,000	17,673
3.80%, 5/1/2050	100,000	94,791
4.06%, 5/25/2023	205,000	208,524
4.42%, 5/25/2025	50,000	51,520
4.60%, 5/25/2028	40,000	42,299
4.99%, 5/25/2038	100,000	110,198
Molson Coors Beverage Co. 4.20%, 7/15/2046	100,000	96,636
PepsiCo, Inc.:
0.40%, 10/7/2023	100,000	97,680
1.40%, 2/25/2031 (a)	40,000	35,124
1.95%, 10/21/2031	100,000	91,276
2.25%, 3/19/2025	69,000	68,315
2.63%, 10/21/2041	150,000	135,472
2.75%, 10/21/2051 (a)	85,000	76,014
2.88%, 10/15/2049 (a)	65,000	59,853
3.00%, 10/15/2027 (a)	190,000	191,459
3.38%, 7/29/2049	50,000	49,274
3.45%, 10/6/2046	115,000	114,392
3.60%, 3/1/2024	100,000	102,151
3.63%, 3/19/2050	150,000	155,916
7.00%, 3/1/2029	100,000	124,792
		7,436,455
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
1.65%, 8/15/2028	150,000	136,903
2.20%, 2/21/2027	290,000	278,751
2.45%, 2/21/2030	125,000	117,545
2.80%, 8/15/2041	150,000	129,108
Security Description	Principal Amount	Value
3.00%, 2/22/2029	$30,000	$29,456
3.00%, 1/15/2052	227,000	192,628
3.15%, 2/21/2040	213,000	194,484
3.35%, 2/22/2032	60,000	59,503
3.38%, 2/21/2050	100,000	90,513
3.63%, 5/22/2024	145,000	147,700
4.20%, 2/22/2052	30,000	31,070
4.40%, 2/22/2062	25,000	25,955
4.66%, 6/15/2051	152,000	168,199
5.15%, 11/15/2041	100,000	113,540
5.65%, 6/15/2042	100,000	119,997
Baxalta, Inc.:
4.00%, 6/23/2025	285,000	290,523
5.25%, 6/23/2045	150,000	173,187
Biogen, Inc.:
3.15%, 5/1/2050	100,000	81,956
3.25%, 2/15/2051 (a) (b)	200,000	165,978
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	25,000	24,687
Gilead Sciences, Inc.:
2.50%, 9/1/2023	100,000	100,234
3.50%, 2/1/2025 (a)	250,000	253,475
3.65%, 3/1/2026	75,000	76,392
4.00%, 9/1/2036 (a)	82,000	83,950
4.50%, 2/1/2045	264,000	280,532
5.65%, 12/1/2041	85,000	102,881
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	110,000	95,284
Royalty Pharma PLC:
0.75%, 9/2/2023	125,000	121,502
1.20%, 9/2/2025	85,000	78,645
2.15%, 9/2/2031	125,000	107,461
2.20%, 9/2/2030	20,000	17,514
3.35%, 9/2/2051	60,000	48,164
3.55%, 9/2/2050	80,000	66,546
		4,004,263
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
2.24%, 2/15/2025	30,000	29,151
2.72%, 2/15/2030	25,000	23,499
3.38%, 4/5/2040	100,000	91,018
3.58%, 4/5/2050	255,000	233,320
Eagle Materials, Inc. 2.50%, 7/1/2031	100,000	89,083
Fortune Brands Home & Security, Inc.:
4.00%, 9/21/2023	95,000	96,859
4.00%, 6/15/2025	50,000	50,932
4.00%, 3/25/2032	50,000	50,055
Johnson Controls International PLC:
Series *, 4.63%, 7/2/2044	86,000	92,482
Series *, 4.95%, 7/2/2064 (e)	50,000	52,765

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 2.00%, 9/16/2031	$60,000	$52,761
Lennox International, Inc. 1.35%, 8/1/2025	55,000	51,575
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	25,000	22,447
3.50%, 12/15/2027 (a)	170,000	170,983
Masco Corp.:
2.00%, 10/1/2030	100,000	86,731
2.00%, 2/15/2031	50,000	43,381
Owens Corning:
3.40%, 8/15/2026	100,000	100,072
4.20%, 12/1/2024	75,000	76,744
Vulcan Materials Co.:
3.50%, 6/1/2030 (a)	100,000	99,359
3.90%, 4/1/2027 (a)	50,000	51,238
4.70%, 3/1/2048	75,000	81,109
		1,645,564
CHEMICALS — 1.2%
Air Products & Chemicals, Inc. 2.80%, 5/15/2050	100,000	87,499
Celanese US Holdings LLC 3.50%, 5/8/2024	45,000	45,116
CF Industries, Inc.:
4.95%, 6/1/2043	150,000	161,508
5.38%, 3/15/2044	100,000	112,924
Dow Chemical Co.:
3.63%, 5/15/2026	331,000	335,452
4.80%, 5/15/2049	110,000	121,407
5.25%, 11/15/2041	86,000	97,794
9.40%, 5/15/2039	29,000	46,341
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	117,000	125,361
5.32%, 11/15/2038	291,000	335,281
5.42%, 11/15/2048	100,000	121,038
Eastman Chemical Co. 4.65%, 10/15/2044	164,000	169,053
Ecolab, Inc.:
1.65%, 2/1/2027	175,000	164,587
2.75%, 8/18/2055	53,000	44,313
FMC Corp. 3.45%, 10/1/2029	115,000	113,214
Huntsman International LLC 4.50%, 5/1/2029	113,000	116,687
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	100,000	100,685
5.00%, 9/26/2048	50,000	54,882
Linde, Inc.:
2.00%, 8/10/2050	85,000	64,461
2.65%, 2/5/2025	75,000	74,533
3.55%, 11/7/2042	75,000	76,279
Security Description	Principal Amount	Value
LYB International Finance B.V. 5.25%, 7/15/2043	$80,000	$88,974
Mosaic Co. 4.88%, 11/15/2041	145,000	154,782
NewMarket Corp. 2.70%, 3/18/2031	100,000	91,627
Nutrien, Ltd. 5.25%, 1/15/2045	45,000	51,749
RPM International, Inc. 4.55%, 3/1/2029	115,000	120,342
Sherwin-Williams Co.:
2.20%, 3/15/2032	125,000	110,981
2.90%, 3/15/2052	95,000	78,144
3.80%, 8/15/2049	125,000	120,190
4.50%, 6/1/2047	50,000	52,800
Westlake Corp.:
0.88%, 8/15/2024	75,000	71,956
4.38%, 11/15/2047	100,000	101,049
5.00%, 8/15/2046	92,000	101,344
		3,712,353
COMMERCIAL SERVICES — 1.3%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	65,212
1.70%, 5/15/2028	119,000	110,649
Block Financial LLC 3.88%, 8/15/2030	91,000	89,131
California Endowment Series 2021, 2.50%, 4/1/2051	60,000	49,271
California Institute of Technology:
3.65%, 9/1/2119 (a)	39,000	33,759
4.70%, 11/1/2111	50,000	55,906
Duke University Series 2020, 2.68%, 10/1/2044	35,000	30,806
Emory University Series 2020, 2.97%, 9/1/2050	100,000	89,913
Equifax, Inc.:
2.35%, 9/15/2031	100,000	89,429
2.60%, 12/1/2024	110,000	108,790
3.95%, 6/15/2023	22,000	22,296
George Washington University Series 2014, 4.30%, 9/15/2044	250,000	272,705
Georgetown University Series A, 5.22%, 10/1/2118	33,000	37,763
Global Payments, Inc.:
1.50%, 11/15/2024	25,000	23,905
2.15%, 1/15/2027	100,000	93,979
2.65%, 2/15/2025	150,000	147,202
2.90%, 5/15/2030	45,000	41,642
4.00%, 6/1/2023	100,000	101,424
4.15%, 8/15/2049	100,000	96,879
GXO Logistics, Inc.:
1.65%, 7/15/2026 (b)	175,000	158,664
2.65%, 7/15/2031 (b)	100,000	86,855

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts Institute of Technology:
3.07%, 4/1/2052	$100,000	$94,610
3.89%, 7/1/2116	25,000	24,713
4.68%, 7/1/2114	45,000	52,270
5.60%, 7/1/2111	60,000	84,041
Series F, 2.99%, 7/1/2050	45,000	41,998
Series G, 2.29%, 7/1/2051	50,000	40,525
Moody's Corp.:
2.00%, 8/19/2031 (a)	50,000	44,441
3.75%, 2/25/2052	50,000	49,268
5.25%, 7/15/2044	100,000	115,740
Northwestern University:
4.64%, 12/1/2044	50,000	56,286
Series 2017, 3.66%, 12/1/2057	60,000	65,272
PayPal Holdings, Inc.:
2.40%, 10/1/2024	246,000	245,063
2.85%, 10/1/2029 (a)	120,000	117,415
President & Fellows of Harvard College 2.52%, 10/15/2050	50,000	42,723
RELX Capital, Inc. 4.00%, 3/18/2029	160,000	164,686
S&P Global, Inc.:
2.30%, 8/15/2060	100,000	75,466
2.70%, 3/1/2029 (b)	300,000	290,745
2.90%, 3/1/2032 (b)	200,000	193,860
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032 (a)	25,000	23,020
Trustees of Princeton University 5.70%, 3/1/2039	163,000	210,226
University of Chicago 3.00%, 10/1/2052	50,000	45,463
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	25,000	24,504
University of Southern California:
2.81%, 10/1/2050	75,000	65,919
5.25%, 10/1/2111 (a)	85,000	107,437
Verisk Analytics, Inc.:
4.13%, 3/15/2029	100,000	103,325
5.50%, 6/15/2045	50,000	58,358
		4,243,554
COMPUTERS — 2.7%
Apple, Inc.:
0.55%, 8/20/2025	200,000	186,464
0.70%, 2/8/2026	100,000	93,091
1.20%, 2/8/2028	200,000	181,730
1.40%, 8/5/2028	200,000	182,544
1.65%, 2/8/2031	100,000	89,936
1.70%, 8/5/2031	200,000	179,366
2.38%, 2/8/2041	152,000	131,884
Security Description	Principal Amount	Value
2.40%, 8/20/2050	$55,000	$45,475
2.45%, 8/4/2026	556,000	549,662
2.55%, 8/20/2060	75,000	61,447
2.65%, 2/8/2051	100,000	86,460
2.70%, 8/5/2051	100,000	87,012
2.75%, 1/13/2025	75,000	75,178
2.80%, 2/8/2061	100,000	85,675
2.85%, 5/11/2024 (a)	75,000	75,643
2.85%, 8/5/2061	200,000	172,904
2.95%, 9/11/2049	100,000	91,822
3.00%, 2/9/2024	129,000	130,606
3.00%, 11/13/2027	150,000	151,030
3.20%, 5/11/2027	443,000	450,509
3.35%, 2/9/2027	315,000	321,728
3.75%, 11/13/2047	118,000	123,270
3.85%, 5/4/2043	150,000	157,711
4.25%, 2/9/2047	225,000	252,229
4.45%, 5/6/2044	250,000	284,642
4.65%, 2/23/2046	150,000	176,832
CGI, Inc.:
1.45%, 9/14/2026 (b)	40,000	36,768
2.30%, 9/14/2031 (b)	25,000	21,886
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (b)	25,000	21,097
3.45%, 12/15/2051 (b)	150,000	122,296
4.00%, 7/15/2024	165,000	168,539
5.30%, 10/1/2029	100,000	108,926
5.85%, 7/15/2025	125,000	133,679
6.02%, 6/15/2026	178,000	193,134
6.20%, 7/15/2030	50,000	57,302
8.10%, 7/15/2036	154,000	203,459
8.35%, 7/15/2046	23,000	33,681
DXC Technology Co.:
1.80%, 9/15/2026	100,000	91,804
2.38%, 9/15/2028 (a)	104,000	94,039
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	236,000	274,673
HP, Inc.:
2.20%, 6/17/2025	50,000	48,207
6.00%, 9/15/2041	150,000	174,846
International Business Machines Corp.:
2.95%, 5/15/2050	50,000	43,934
3.00%, 5/15/2024	601,000	605,129
3.50%, 5/15/2029	401,000	408,948
3.63%, 2/12/2024	468,000	477,032
4.25%, 5/15/2049 (a)	110,000	117,258
5.60%, 11/30/2039	50,000	60,844
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026 (b)	25,000	22,463
2.70%, 10/15/2028 (b)	100,000	86,940
3.15%, 10/15/2031 (a) (b)	100,000	84,437
4.10%, 10/15/2041 (b)	50,000	38,768

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Leidos, Inc.:
2.30%, 2/15/2031	$100,000	$86,711
3.63%, 5/15/2025	105,000	105,332
4.38%, 5/15/2030	50,000	51,001
NetApp, Inc. 1.88%, 6/22/2025	115,000	110,019
Western Digital Corp.:
2.85%, 2/1/2029	200,000	183,350
3.10%, 2/1/2032	65,000	58,101
		8,749,453
COSMETICS/PERSONAL CARE — 0.6%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	110,000	120,484
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	20,000	19,675
2.38%, 12/1/2029	37,000	35,248
GSK Consumer Healthcare Capital US LLC:
3.38%, 3/24/2027 (b)	250,000	250,120
3.63%, 3/24/2032 (b)	250,000	250,102
Procter & Gamble Co.:
2.70%, 2/2/2026 (a)	212,000	212,439
2.85%, 8/11/2027	240,000	240,538
3.10%, 8/15/2023	75,000	76,055
Unilever Capital Corp.:
0.38%, 9/14/2023	100,000	97,476
1.75%, 8/12/2031	230,000	203,552
2.60%, 5/5/2024	150,000	150,384
5.90%, 11/15/2032 (a)	153,000	188,600
Series 30Y, 2.63%, 8/12/2051	100,000	83,750
		1,928,423
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	179,000	173,952
DIVERSIFIED FINANCIAL SERVICES — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	200,000	188,946
2.45%, 10/29/2026	250,000	231,107
2.88%, 8/14/2024	75,000	72,982
3.65%, 7/21/2027	80,000	77,607
4.45%, 10/1/2025	75,000	75,255
4.50%, 9/15/2023	506,000	510,266
Series 3NC1, 1.75%, 10/29/2024	100,000	94,327
Air Lease Corp.:
0.80%, 8/18/2024	188,000	176,987
1.88%, 8/15/2026	50,000	46,126
3.25%, 10/1/2029	83,000	78,340
3.88%, 7/3/2023	100,000	100,961
4.25%, 9/15/2024	143,000	144,782
Series MTN, 3.00%, 2/1/2030	129,000	118,766
Security Description	Principal Amount	Value
Aircastle, Ltd. 4.40%, 9/25/2023	$125,000	$125,339
Ally Financial, Inc.:
1.45%, 10/2/2023	50,000	48,825
3.05%, 6/5/2023	394,000	395,588
Series *, 8.00%, 11/1/2031	100,000	125,430
American Express Co.:
0.75%, 11/3/2023 (a)	150,000	146,371
2.25%, 3/4/2025	80,000	78,560
2.55%, 3/4/2027	135,000	131,202
3.00%, 10/30/2024	75,000	75,338
4.20%, 11/6/2025	125,000	129,959
Ameriprise Financial, Inc. 3.00%, 4/2/2025	75,000	74,833
BGC Partners, Inc. 5.38%, 7/24/2023	55,000	56,275
BlackRock, Inc. 3.25%, 4/30/2029	306,000	310,260
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	22,304
Brookfield Finance I UK PLC 2.34%, 1/30/2032	70,000	62,282
Brookfield Finance, Inc.:
3.50%, 3/30/2051	90,000	79,580
4.00%, 4/1/2024	98,000	99,526
4.35%, 4/15/2030	125,000	129,684
Capital One Financial Corp.:
3.20%, 2/5/2025	142,000	142,217
3.65%, 5/11/2027	54,000	54,147
3.75%, 3/9/2027	149,000	150,161
3.90%, 1/29/2024	75,000	76,222
4.20%, 10/29/2025	211,000	216,345
SOFR + 0.86%, 1.88%, 11/2/2027 (d)	100,000	92,617
SOFR + 1.29%, 2.64%, 3/3/2026 (d)	85,000	83,223
SOFR + 1.79%, 3.27%, 3/1/2030 (d)	200,000	193,344
Cboe Global Markets, Inc. 3.00%, 3/16/2032	100,000	96,696
Charles Schwab Corp 3.75%, 4/1/2024	43,000	43,770
Charles Schwab Corp.:
0.75%, 3/18/2024	150,000	145,014
1.65%, 3/11/2031	180,000	157,352
1.95%, 12/1/2031	100,000	88,519
2.45%, 3/3/2027	200,000	194,186
3.25%, 5/22/2029	115,000	114,739
3.45%, 2/13/2026	75,000	76,222
3.55%, 2/1/2024	47,000	47,766
CI Financial Corp. 4.10%, 6/15/2051	100,000	87,582
CME Group, Inc.:
2.65%, 3/15/2032	70,000	66,982
3.00%, 3/15/2025	55,000	55,409

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 9/15/2043	$76,000	$92,969
Discover Financial Services:
4.10%, 2/9/2027	130,000	132,794
4.50%, 1/30/2026	200,000	206,108
Intercontinental Exchange, Inc.:
4.00%, 10/15/2023	119,000	121,699
4.25%, 9/21/2048	263,000	285,021
Invesco Finance PLC 4.00%, 1/30/2024	90,000	91,617
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	50,000	50,968
Legg Mason, Inc. 5.63%, 1/15/2044	86,000	101,989
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	98,391
2.95%, 6/1/2029	50,000	49,910
3.35%, 3/26/2030	100,000	102,075
3.65%, 6/1/2049	47,000	48,768
3.95%, 2/26/2048	199,000	213,324
Nasdaq, Inc.:
2.50%, 12/21/2040	143,000	115,367
3.95%, 3/7/2052	100,000	97,025
Nomura Holdings, Inc.:
1.65%, 7/14/2026	175,000	160,914
1.85%, 7/16/2025	179,000	168,944
2.61%, 7/14/2031	286,000	256,857
Raymond James Financial, Inc. 4.95%, 7/15/2046	20,000	22,591
Stifel Financial Corp. 4.25%, 7/18/2024	50,000	51,021
Synchrony Financial:
2.88%, 10/28/2031 (a)	50,000	44,432
3.95%, 12/1/2027	125,000	124,261
4.25%, 8/15/2024	119,000	120,764
4.50%, 7/23/2025	75,000	76,589
5.15%, 3/19/2029	90,000	94,570
Visa, Inc.:
1.90%, 4/15/2027 (a)	150,000	144,181
2.00%, 8/15/2050 (a)	154,000	119,502
3.15%, 12/14/2025	188,000	190,164
3.65%, 9/15/2047	100,000	103,124
4.30%, 12/14/2045	213,000	237,768
Western Union Co.:
4.25%, 6/9/2023	75,000	76,039
6.20%, 11/17/2036	200,000	219,280
		10,209,347
ELECTRIC — 7.4%
AEP Texas, Inc.:
3.45%, 5/15/2051	35,000	31,275
3.80%, 10/1/2047	95,000	89,057
3.95%, 6/1/2028	100,000	101,876
AEP Transmission Co. LLC:
3.15%, 9/15/2049	66,000	58,067
3.80%, 6/15/2049	191,000	188,618
Security Description	Principal Amount	Value
4.00%, 12/1/2046	$150,000	$152,202
AES Corp. 1.38%, 1/15/2026	101,000	93,149
Alabama Power Co.:
3.00%, 3/15/2052	120,000	102,835
3.05%, 3/15/2032	30,000	29,171
3.45%, 10/1/2049	50,000	46,204
Series A, 4.30%, 7/15/2048	115,000	120,619
Ameren Corp.:
1.95%, 3/15/2027 (a)	100,000	93,759
2.50%, 9/15/2024	125,000	123,136
Ameren Illinois Co.:
4.15%, 3/15/2046	160,000	166,917
4.50%, 3/15/2049	50,000	55,420
Arizona Public Service Co.:
2.20%, 12/15/2031	30,000	26,335
3.15%, 5/15/2025	80,000	79,547
4.35%, 11/15/2045	25,000	25,079
4.50%, 4/1/2042	135,000	138,240
Atlantic City Electric Co.:
2.30%, 3/15/2031 (a)	50,000	46,236
4.00%, 10/15/2028	25,000	25,678
Avangrid, Inc. 3.20%, 4/15/2025	91,000	90,794
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	100,000	91,280
4.25%, 9/15/2048	69,000	73,453
Series *, 3.75%, 8/15/2047	60,000	59,927
Berkshire Hathaway Energy Co.:
3.25%, 4/15/2028	60,000	59,963
4.45%, 1/15/2049	150,000	164,061
5.95%, 5/15/2037	81,000	98,784
6.13%, 4/1/2036	354,000	436,709
Black Hills Corp. 4.35%, 5/1/2033	110,000	112,083
CenterPoint Energy Houston Electric LLC Series AG, 3.00%, 3/1/2032	20,000	19,553
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	30,000	27,882
2.50%, 9/1/2024	75,000	73,952
3.70%, 9/1/2049	50,000	47,020
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	48,000	55,762
CMS Energy Corp. 5 year CMT + 4.12%, 4.75%, 6/1/2050 (d)	125,000	123,279
Commonwealth Edison Co.:
3.00%, 3/1/2050	100,000	89,339
3.15%, 3/15/2032	65,000	64,208
3.70%, 8/15/2028	137,000	139,740
4.00%, 3/1/2049	150,000	155,238
Series 123, 3.75%, 8/15/2047	100,000	99,220
Series 127, 3.20%, 11/15/2049	60,000	55,150

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027	$110,000	$110,071
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	100,000	92,256
3.60%, 6/15/2061	150,000	139,183
5.70%, 6/15/2040	320,000	380,755
Series 20B, 3.95%, 4/1/2050	167,000	172,643
Series C, 3.00%, 12/1/2060	105,000	85,357
Constellation Energy Generation LLC:
5.60%, 6/15/2042	100,000	106,532
5.75%, 10/1/2041	129,000	139,347
6.25%, 10/1/2039	150,000	169,905
Consumers Energy Co.:
3.10%, 8/15/2050	75,000	68,647
3.80%, 11/15/2028	25,000	25,587
4.05%, 5/15/2048	65,000	68,528
4.35%, 4/15/2049	86,000	94,124
Dominion Energy South Carolina, Inc.:
5.10%, 6/1/2065	100,000	117,130
Series A, 2.30%, 12/1/2031 (a)	100,000	91,420
Dominion Energy, Inc.:
3.07%, 8/15/2024 (e)	120,000	119,712
4.25%, 6/1/2028	150,000	155,970
4.70%, 12/1/2044	115,000	122,507
Series B, 3.30%, 4/15/2041	65,000	59,015
Series C, 2.25%, 8/15/2031	190,000	171,275
Series C, 3.38%, 4/1/2030	90,000	88,653
DTE Electric Co.:
3.70%, 3/15/2045	53,000	52,179
Series A, 1.90%, 4/1/2028	299,000	278,387
Series A, 4.00%, 4/1/2043	83,000	84,854
Duke Energy Carolinas LLC:
2.55%, 4/15/2031	25,000	23,621
2.85%, 3/15/2032 (a)	20,000	19,315
3.45%, 4/15/2051	30,000	29,097
3.75%, 6/1/2045	100,000	98,085
3.95%, 11/15/2028	178,000	185,298
3.95%, 3/15/2048	116,000	119,827
6.05%, 4/15/2038	243,000	302,999
6.10%, 6/1/2037	125,000	148,465
Duke Energy Corp.:
2.55%, 6/15/2031	50,000	45,845
3.30%, 6/15/2041	50,000	45,264
3.40%, 6/15/2029	25,000	24,802
3.50%, 6/15/2051	112,000	102,099
3.75%, 4/15/2024	100,000	101,578
Duke Energy Florida LLC:
2.40%, 12/15/2031	40,000	36,943
2.50%, 12/1/2029	25,000	23,767
4.20%, 7/15/2048	40,000	42,381
6.35%, 9/15/2037	100,000	127,299
Security Description	Principal Amount	Value
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	$85,000	$77,319
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	110,000	107,335
4.30%, 2/1/2049	32,000	34,173
Duke Energy Progress LLC:
2.00%, 8/15/2031 (a)	50,000	44,867
3.40%, 4/1/2032	35,000	35,200
3.70%, 10/15/2046	88,000	87,502
4.20%, 8/15/2045	140,000	147,423
Edison International:
4.13%, 3/15/2028	101,000	100,434
5.75%, 6/15/2027 (a)	100,000	107,306
Emera US Finance L.P. 2.64%, 6/15/2031	35,000	31,464
Enel Americas SA 4.00%, 10/25/2026 (a)	111,000	113,844
Enel Chile SA 4.88%, 6/12/2028	114,000	117,958
Entergy Arkansas LLC 4.20%, 4/1/2049	70,000	74,581
Entergy Corp.:
0.90%, 9/15/2025	100,000	91,967
2.40%, 6/15/2031	150,000	134,752
2.80%, 6/15/2030	50,000	46,834
Entergy Louisiana LLC:
0.62%, 11/17/2023	50,000	48,536
0.95%, 10/1/2024	140,000	133,741
1.60%, 12/15/2030	50,000	43,421
2.35%, 6/15/2032	100,000	91,167
2.90%, 3/15/2051	55,000	47,490
3.12%, 9/1/2027	25,000	24,676
Entergy Mississippi LLC:
3.50%, 6/1/2051	30,000	28,397
3.85%, 6/1/2049	55,000	55,148
Entergy Texas, Inc.:
3.55%, 9/30/2049	105,000	98,608
4.00%, 3/30/2029 (a)	25,000	25,887
Evergy Kansas Central, Inc. 3.25%, 9/1/2049	25,000	22,422
Evergy Metro, Inc. Series 2019, 4.13%, 4/1/2049	100,000	103,211
Evergy, Inc.:
2.45%, 9/15/2024	100,000	98,115
2.90%, 9/15/2029	100,000	95,581
Eversource Energy:
3.45%, 1/15/2050	105,000	95,909
Series M, 3.30%, 1/15/2028	160,000	157,514
Series U, 1.40%, 8/15/2026	100,000	92,185
Exelon Corp.:
3.35%, 3/15/2032 (b)	100,000	97,552
3.40%, 4/15/2026	90,000	90,425
3.95%, 6/15/2025	90,000	92,047
4.05%, 4/15/2030	100,000	103,235
Florida Power & Light Co.:
2.45%, 2/3/2032	50,000	47,066

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 4/1/2025	$200,000	$200,192
3.15%, 10/1/2049	80,000	75,041
3.70%, 12/1/2047	60,000	61,003
4.05%, 10/1/2044	150,000	157,578
5.69%, 3/1/2040	100,000	125,368
5.95%, 2/1/2038	125,000	157,512
Georgia Power Co.:
4.30%, 3/15/2043	157,000	157,469
Series A, 2.10%, 7/30/2023	100,000	99,475
Indiana Michigan Power Co. 3.25%, 5/1/2051	80,000	71,731
Interstate Power & Light Co.:
3.10%, 11/30/2051	25,000	21,462
3.25%, 12/1/2024	175,000	175,940
4.10%, 9/26/2028	110,000	113,354
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	49,995
Kentucky Utilities Co. 5.13%, 11/1/2040	150,000	168,219
MidAmerican Energy Co.:
3.15%, 4/15/2050	25,000	23,074
3.95%, 8/1/2047	100,000	103,661
4.25%, 7/15/2049	125,000	136,750
4.80%, 9/15/2043	120,000	136,260
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	50,000	47,951
1.35%, 3/15/2031	75,000	63,214
2.95%, 2/7/2024	100,000	100,478
3.40%, 11/15/2023	106,000	107,186
4.30%, 3/15/2049	20,000	21,467
4.40%, 11/1/2048	40,000	43,237
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	91,000	88,726
Series D, 1.00%, 10/18/2024	30,000	28,643
Nevada Power Co. Series CC, 3.70%, 5/1/2029	115,000	118,356
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	115,000	105,958
2.25%, 6/1/2030	80,000	73,306
2.94%, 3/21/2024	40,000	40,018
3.50%, 4/1/2029	100,000	100,546
5 year CMT + 2.55%, 3.80%, 3/15/2082 (d)	200,000	185,014
Northern States Power Co.:
2.60%, 6/1/2051 (a)	50,000	42,104
3.60%, 5/15/2046	100,000	99,581
NSTAR Electric Co. 3.10%, 6/1/2051	30,000	27,099
OGE Energy Corp. 0.70%, 5/26/2023	95,000	93,007
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	35,000	29,986
Series R, 2.90%, 10/1/2051	50,000	41,741
Security Description	Principal Amount	Value
Oklahoma Gas & Electric Co.:
0.55%, 5/26/2023	$25,000	$24,511
3.30%, 3/15/2030	20,000	19,760
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	100,000	91,822
2.70%, 11/15/2051 (b)	25,000	21,343
2.75%, 5/15/2030 (b)	40,000	38,547
3.70%, 11/15/2028	210,000	215,596
3.80%, 6/1/2049	25,000	25,330
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	110,000	94,648
3.00%, 6/15/2028	150,000	139,692
3.45%, 7/1/2025	339,000	332,234
3.50%, 8/1/2050	80,000	63,714
3.75%, 2/15/2024	30,000	29,987
3.85%, 11/15/2023	50,000	50,170
3.95%, 12/1/2047	50,000	41,429
4.20%, 3/1/2029	70,000	68,937
4.25%, 3/15/2046	30,000	25,960
4.40%, 3/1/2032	50,000	49,127
4.50%, 7/1/2040	180,000	164,504
4.55%, 7/1/2030	37,000	36,713
4.65%, 8/1/2028	150,000	148,797
4.75%, 2/15/2044	160,000	145,179
4.95%, 7/1/2050	162,000	153,344
5.25%, 3/1/2052	50,000	50,537
PacifiCorp:
3.50%, 6/15/2029	20,000	20,252
6.00%, 1/15/2039	260,000	322,104
6.35%, 7/15/2038	85,000	108,161
PECO Energy Co.:
2.80%, 6/15/2050	25,000	21,599
2.85%, 9/15/2051 (a)	30,000	26,080
4.15%, 10/1/2044	104,000	109,152
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2048	23,000	19,883
PPL Capital Funding, Inc. 3.10%, 5/15/2026	82,000	80,895
PPL Electric Utilities Corp. 4.13%, 6/15/2044	100,000	102,224
Progress Energy, Inc.:
6.00%, 12/1/2039	25,000	29,870
7.75%, 3/1/2031	260,000	334,240
Public Service Co. of Colorado:
4.05%, 9/15/2049	94,000	98,344
4.30%, 3/15/2044	92,000	97,274
Series 35, 1.90%, 1/15/2031	50,000	44,784
Series 36, 2.70%, 1/15/2051 (a)	25,000	21,055
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	86,000	83,094
Series V, 2.20%, 6/15/2031	60,000	54,500
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	50,000	44,686

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
3.10%, 3/15/2032	$50,000	$49,462
Series MTN, 0.95%, 3/15/2026	100,000	93,034
Series MTN, 2.05%, 8/1/2050	125,000	92,612
Series MTN, 2.70%, 5/1/2050	25,000	21,105
Series MTN, 3.15%, 1/1/2050	30,000	27,569
Series MTN, 3.20%, 5/15/2029	25,000	25,018
Series MTN, 3.65%, 9/1/2028 (a)	100,000	101,492
Series MTN, 3.80%, 3/1/2046	100,000	100,678
Series MTN, 3.85%, 5/1/2049	60,000	61,525
Public Service Enterprise Group, Inc.:
0.84%, 11/8/2023	25,000	24,237
2.88%, 6/15/2024	120,000	119,102
Puget Energy, Inc.:
4.10%, 6/15/2030	65,000	65,055
4.22%, 3/15/2032	105,000	105,253
Puget Sound Energy, Inc. 4.30%, 5/20/2045	100,000	103,881
San Diego Gas & Electric Co.:
3.70%, 3/15/2052	100,000	100,334
4.15%, 5/15/2048	125,000	131,947
Series XXX, 3.00%, 3/15/2032	100,000	96,860
Sempra Energy:
3.25%, 6/15/2027	70,000	69,156
6.00%, 10/15/2039	155,000	189,779
5 year CMT + 2.87%, 4.13%, 4/1/2052 (d)	40,000	37,250
Southern California Edison Co.:
2.85%, 8/1/2029 (a)	20,000	19,109
4.00%, 4/1/2047	134,000	129,128
4.65%, 10/1/2043	87,000	90,435
6.00%, 1/15/2034	250,000	291,462
6.05%, 3/15/2039	100,000	117,427
Series 13-A, 3.90%, 3/15/2043	102,000	95,050
Series A, 4.20%, 3/1/2029	75,000	77,630
Series B, 4.88%, 3/1/2049	60,000	64,147
Series C, 3.50%, 10/1/2023	60,000	60,595
Series C, 3.60%, 2/1/2045	35,000	31,402
Series C, 4.13%, 3/1/2048	118,000	115,443
Series E, 3.70%, 8/1/2025	89,000	90,472
Southern Co.:
Series 21-A, 5 year CMT + 2.92%, 3.75%, 9/15/2051 (d)	90,000	82,935
Series 21-B, 1.75%, 3/15/2028	75,000	67,571
Series A, 3.70%, 4/30/2030	200,000	201,394
Southern Power Co.:
0.90%, 1/15/2026	65,000	59,619
5.25%, 7/15/2043	41,000	44,002
Security Description	Principal Amount	Value
Southwestern Electric Power Co.:
6.20%, 3/15/2040	$60,000	$73,700
Series M, 4.10%, 9/15/2028	216,000	220,925
Southwestern Public Service Co.:
3.70%, 8/15/2047	160,000	155,837
3.75%, 6/15/2049	100,000	99,274
Tampa Electric Co.:
2.40%, 3/15/2031	30,000	27,630
3.45%, 3/15/2051	25,000	23,313
Tucson Electric Power Co.:
3.25%, 5/15/2032	65,000	63,501
4.00%, 6/15/2050	110,000	109,826
Union Electric Co.:
2.15%, 3/15/2032	200,000	182,036
3.65%, 4/15/2045	60,000	57,347
3.90%, 4/1/2052 (f)	30,000	31,060
Virginia Electric & Power Co.:
2.40%, 3/30/2032 (a)	50,000	46,177
2.95%, 11/15/2051	50,000	44,053
3.30%, 12/1/2049	100,000	93,747
4.45%, 2/15/2044	50,000	53,361
Series B, 3.80%, 9/15/2047	110,000	109,463
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	97,145
1.38%, 10/15/2027	50,000	44,948
2.20%, 12/15/2028	100,000	91,693
Wisconsin Electric Power Co. 1.70%, 6/15/2028	65,000	58,982
Wisconsin Power & Light Co. 1.95%, 9/16/2031	25,000	22,247
Wisconsin Public Service Corp. 2.85%, 12/1/2051	40,000	34,296
Xcel Energy, Inc.:
1.75%, 3/15/2027	85,000	78,954
3.30%, 6/1/2025	86,000	86,171
		23,747,467
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
1.95%, 10/15/2030	61,000	55,424
2.00%, 12/21/2028	200,000	186,420
2.75%, 10/15/2050	23,000	19,528
2.80%, 12/21/2051	100,000	85,805
		347,177
ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
2.30%, 3/12/2031	100,000	90,468
3.88%, 7/15/2023	50,000	50,744
Amphenol Corp.:
2.20%, 9/15/2031	51,000	45,353
2.80%, 2/15/2030	83,000	78,613
4.35%, 6/1/2029	160,000	168,664
Arrow Electronics, Inc. 2.95%, 2/15/2032	35,000	32,183

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Avnet, Inc. 3.00%, 5/15/2031 (a)	$80,000	$73,538
Flex, Ltd.:
4.75%, 6/15/2025	66,000	68,082
4.88%, 5/12/2030	50,000	51,922
Honeywell International, Inc.:
1.10%, 3/1/2027	150,000	138,243
1.75%, 9/1/2031 (a)	110,000	98,556
1.95%, 6/1/2030	125,000	115,317
2.30%, 8/15/2024	115,000	114,530
3.81%, 11/21/2047	110,000	117,037
Hubbell, Inc. 2.30%, 3/15/2031 (a)	60,000	54,599
Jabil, Inc. 3.95%, 1/12/2028	156,000	156,365
Keysight Technologies, Inc. 4.55%, 10/30/2024	45,000	46,310
Legrand France SA 8.50%, 2/15/2025 (a)	150,000	171,841
TD SYNNEX Corp.:
1.25%, 8/9/2024 (b)	50,000	47,590
2.38%, 8/9/2028 (b)	50,000	44,981
Trimble, Inc. 4.90%, 6/15/2028	100,000	103,794
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	41,869
3.70%, 2/15/2026	25,000	25,480
Vontier Corp.:
1.80%, 4/1/2026	115,000	104,016
2.40%, 4/1/2028	100,000	88,104
2.95%, 4/1/2031	75,000	66,589
		2,194,788
ENTERTAINMENT — 0.4%
Magallanes, Inc.:
3.43%, 3/15/2024 (b)	100,000	100,549
3.64%, 3/15/2025 (b)	140,000	140,651
3.76%, 3/15/2027 (b)	210,000	209,695
4.05%, 3/15/2029 (b)	200,000	200,976
4.28%, 3/15/2032 (b)	145,000	145,816
5.05%, 3/15/2042 (b)	235,000	239,745
5.14%, 3/15/2052 (b)	235,000	240,579
5.39%, 3/15/2062 (b)	135,000	139,485
		1,417,496
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
0.88%, 11/15/2025	100,000	91,539
1.45%, 2/15/2031	50,000	42,379
2.38%, 3/15/2033 (a)	100,000	89,538
2.50%, 8/15/2024	126,000	124,729
3.38%, 11/15/2027	164,000	164,807
Waste Connections, Inc. 3.50%, 5/1/2029 (a)	140,000	140,571
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	18,483
Security Description	Principal Amount	Value
1.50%, 3/15/2031	$30,000	$25,821
2.00%, 6/1/2029 (a)	50,000	46,394
2.95%, 6/1/2041	35,000	31,656
		775,917
FOOD — 1.2%
Campbell Soup Co.:
3.95%, 3/15/2025	50,000	50,950
4.15%, 3/15/2028	50,000	51,330
4.80%, 3/15/2048	120,000	130,196
Conagra Brands, Inc.:
1.38%, 11/1/2027	100,000	88,895
4.30%, 5/1/2024	200,000	205,512
4.60%, 11/1/2025	100,000	103,618
Flowers Foods, Inc. 2.40%, 3/15/2031 (a)	45,000	40,355
General Mills, Inc.:
2.25%, 10/14/2031	75,000	67,291
3.20%, 2/10/2027 (a)	50,000	50,121
3.65%, 2/15/2024	60,000	60,889
4.00%, 4/17/2025	50,000	51,106
Hershey Co.:
1.70%, 6/1/2030	20,000	17,999
2.45%, 11/15/2029	75,000	72,288
3.38%, 5/15/2023	90,000	90,989
Hormel Foods Corp.:
0.65%, 6/3/2024	35,000	33,594
1.70%, 6/3/2028	70,000	64,545
1.80%, 6/11/2030	65,000	58,235
3.05%, 6/3/2051	95,000	85,647
Ingredion, Inc. 2.90%, 6/1/2030	50,000	47,117
J M Smucker Co. 2.13%, 3/15/2032	75,000	65,629
JM Smucker Co.:
2.38%, 3/15/2030	80,000	73,202
3.55%, 3/15/2050	25,000	22,649
Kellogg Co.:
4.50%, 4/1/2046	55,000	59,780
Series B, 7.45%, 4/1/2031	65,000	83,147
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	60,000	72,910
Kroger Co 3.95%, 1/15/2050	125,000	126,011
Kroger Co.:
1.70%, 1/15/2031	95,000	82,737
2.20%, 5/1/2030	65,000	59,470
3.85%, 8/1/2023	75,000	76,105
5.00%, 4/15/2042	91,000	101,348
5.15%, 8/1/2043	78,000	89,364
5.40%, 7/15/2040	63,000	72,923
McCormick & Co., Inc.:
0.90%, 2/15/2026 (a)	70,000	64,114
1.85%, 2/15/2031 (a)	50,000	43,561
2.50%, 4/15/2030	20,000	18,566
3.15%, 8/15/2024	130,000	130,400

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mondelez International, Inc. 1.50%, 5/4/2025	$240,000	$230,170
Sysco Corp.:
2.45%, 12/14/2031	70,000	64,468
4.50%, 4/1/2046	89,000	92,202
6.60%, 4/1/2040	105,000	136,629
6.60%, 4/1/2050	185,000	247,870
Tyson Foods, Inc.:
3.55%, 6/2/2027	100,000	100,968
4.35%, 3/1/2029	50,000	52,577
4.55%, 6/2/2047	50,000	53,332
5.10%, 9/28/2048	150,000	174,394
		3,765,203
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	50,000	50,679
4.50%, 8/1/2024	95,000	97,631
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	50,000	50,801
5.50%, 1/17/2027 (a)	125,000	132,422
Georgia-Pacific LLC 8.00%, 1/15/2024	304,000	331,922
International Paper Co.:
4.40%, 8/15/2047	100,000	104,946
7.30%, 11/15/2039	180,000	239,589
Suzano Austria GmbH:
2.50%, 9/15/2028	40,000	36,160
6.00%, 1/15/2029 (a)	65,000	70,194
Series DM3N, 3.13%, 1/15/2032	20,000	17,835
		1,132,179
GAS — 0.7%
Atmos Energy Corp.:
2.63%, 9/15/2029	100,000	95,443
2.85%, 2/15/2052	50,000	42,695
4.13%, 10/15/2044	109,000	111,232
CenterPoint Energy Resources Corp. 4.10%, 9/1/2047	160,000	162,522
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	106,000	104,871
National Fuel Gas Co. 5.50%, 1/15/2026	125,000	131,869
NiSource, Inc.:
0.95%, 8/15/2025	75,000	68,983
2.95%, 9/1/2029	110,000	104,763
4.80%, 2/15/2044	125,000	130,169
5.95%, 6/15/2041	83,000	97,366
ONE Gas, Inc.:
1.10%, 3/11/2024	50,000	48,103
4.50%, 11/1/2048	60,000	64,021
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	206,000	206,334
Security Description	Principal Amount	Value
Southern California Gas Co.:
Series UU, 4.13%, 6/1/2048	$120,000	$123,637
Series WW, 3.95%, 2/15/2050	75,000	77,328
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	250,000	251,797
5.88%, 3/15/2041	50,000	59,044
Series 21A, 3.15%, 9/30/2051	85,000	72,562
Southwest Gas Corp.:
3.18%, 8/15/2051	50,000	40,929
4.05%, 3/15/2032	60,000	59,812
Spire Missouri, Inc. 3.30%, 6/1/2051	60,000	54,715
		2,108,195
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.80%, 3/1/2031	65,000	59,357
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	85,000	85,936
4.25%, 11/15/2028	98,000	102,641
4.85%, 11/15/2048	110,000	127,452
		375,386
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	125,000	113,963
1.40%, 6/30/2030	50,000	44,662
2.95%, 3/15/2025	150,000	151,051
3.40%, 11/30/2023	123,000	125,021
3.75%, 11/30/2026 (a)	74,000	76,802
Baxter International, Inc.:
1.32%, 11/29/2024 (b)	100,000	95,454
1.92%, 2/1/2027 (b)	200,000	187,034
2.54%, 2/1/2032 (b)	100,000	91,442
3.13%, 12/1/2051 (b)	50,000	42,941
Boston Scientific Corp.:
1.90%, 6/1/2025	163,000	156,423
3.45%, 3/1/2024	129,000	130,547
Danaher Corp.:
2.60%, 10/1/2050	65,000	53,674
2.80%, 12/10/2051	150,000	127,496
3.35%, 9/15/2025	50,000	50,277
Dentsply Sirona, Inc. 3.25%, 6/1/2030	100,000	96,362
DH Europe Finance II Sarl 2.60%, 11/15/2029	20,000	19,054
Edwards Lifesciences Corp. 4.30%, 6/15/2028	100,000	104,360
Koninklijke Philips NV 6.88%, 3/11/2038	75,000	98,393
Medtronic, Inc. 4.63%, 3/15/2045 (a)	64,000	74,399
PerkinElmer, Inc.:
2.25%, 9/15/2031	35,000	30,962
3.30%, 9/15/2029	139,000	135,704
3.63%, 3/15/2051	30,000	28,419

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	$50,000	$46,788
Stryker Corp.:
3.38%, 5/15/2024	50,000	50,518
4.63%, 3/15/2046	179,000	199,089
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	120,000	117,158
1.22%, 10/18/2024	115,000	110,591
1.75%, 10/15/2028	70,000	64,125
2.80%, 10/15/2041	85,000	75,953
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	105,000	100,664
2.60%, 11/24/2031	100,000	91,227
3.55%, 4/1/2025	60,000	60,612
		2,951,165
HEALTH CARE SERVICES — 3.1%
Adventist Health System 2.95%, 3/1/2029	50,000	48,737
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	100,000	102,259
4.27%, 8/15/2048	51,000	55,372
Aetna, Inc.:
2.80%, 6/15/2023	138,000	138,602
4.13%, 11/15/2042	100,000	98,197
6.63%, 6/15/2036	100,000	126,060
Allina Health System Series 2019, 3.89%, 4/15/2049	100,000	101,468
Anthem, Inc.:
1.50%, 3/15/2026	200,000	188,550
2.25%, 5/15/2030	217,000	199,356
2.38%, 1/15/2025	100,000	98,667
3.13%, 5/15/2050	30,000	26,678
3.60%, 3/15/2051	80,000	77,043
4.63%, 5/15/2042	60,000	65,738
4.65%, 8/15/2044	100,000	109,074
Ascension Health:
4.85%, 11/15/2053	100,000	124,621
Series B, 2.53%, 11/15/2029 (a)	75,000	72,253
Series B, 3.11%, 11/15/2039	60,000	55,912
Banner Health:
2.91%, 1/1/2051	25,000	21,476
Series 2020, 3.18%, 1/1/2050	25,000	22,801
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	45,969
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	25,000	24,901
Series 20-2, 3.21%, 6/1/2050	50,000	43,551
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	86,334
Security Description	Principal Amount	Value
Children's Health System of Texas 2.51%, 8/15/2050	$110,000	$87,174
Children's Hospital Medical Center 4.27%, 5/15/2044	60,000	64,646
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	50,000	41,427
City of Hope Series 2013, 5.62%, 11/15/2043	110,000	133,387
CommonSpirit Health:
1.55%, 10/1/2025	50,000	46,912
3.35%, 10/1/2029	105,000	101,934
3.82%, 10/1/2049	60,000	58,644
3.91%, 10/1/2050	40,000	38,248
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	50,000	46,075
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	103,767
Dignity Health 5.27%, 11/1/2064	100,000	117,062
Hackensack Meridian Health, Inc.:
4.50%, 7/1/2057	100,000	112,478
Series 2020, 2.88%, 9/1/2050	50,000	42,499
HCA, Inc.:
3.13%, 3/15/2027 (b)	45,000	43,969
3.38%, 3/15/2029 (b)	200,000	194,642
3.50%, 7/15/2051	100,000	86,649
3.63%, 3/15/2032 (b)	100,000	97,997
4.13%, 6/15/2029	108,000	109,986
4.38%, 3/15/2042 (b)	25,000	24,711
4.63%, 3/15/2052 (b)	25,000	25,326
5.00%, 3/15/2024	95,000	98,475
5.13%, 6/15/2039	95,000	102,627
5.25%, 4/15/2025	65,000	68,360
5.25%, 6/15/2026	65,000	68,647
5.25%, 6/15/2049	45,000	49,486
5.50%, 6/15/2047	125,000	141,117
Humana, Inc.:
0.65%, 8/3/2023	319,000	311,200
1.35%, 2/3/2027	25,000	22,711
2.15%, 2/3/2032	25,000	21,944
3.13%, 8/15/2029	100,000	96,877
3.70%, 3/23/2029	40,000	40,125
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	100,000	104,142
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	50,000	49,624
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	100,384

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	$90,000	$92,982
Kaiser Foundation Hospitals:
4.88%, 4/1/2042	60,000	69,065
Series 2019, 3.27%, 11/1/2049 (a)	125,000	116,865
Series 2021, 2.81%, 6/1/2041	65,000	57,203
Series 2021, 3.00%, 6/1/2051	99,000	87,292
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	65,264
2.30%, 12/1/2024	125,000	122,661
2.95%, 12/1/2029	50,000	48,063
3.60%, 2/1/2025	113,000	114,199
Mass General Brigham, Inc.:
Series 2017, 3.77%, 7/1/2048	125,000	123,287
Series 2020, 3.19%, 7/1/2049	60,000	53,828
Mayo Clinic:
Series 2016, 4.13%, 11/15/2052	30,000	32,562
Series 2021, 3.20%, 11/15/2061	125,000	112,710
Memorial Sloan-Kettering Cancer Center:
Series 2015, 4.20%, 7/1/2055	50,000	53,728
Series 2020, 2.96%, 1/1/2050	50,000	43,452
MidMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	89,890
Montefiore Obligated Group 4.29%, 9/1/2050	125,000	107,086
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	179,000	168,665
New York and Presbyterian Hospital:
2.26%, 8/1/2040	100,000	80,426
Series 2019, 3.95%, 8/1/2119	70,000	64,773
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	125,000	117,239
4.26%, 11/1/2047	100,000	100,345
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	50,000	41,753
Novant Health, Inc. 3.17%, 11/1/2051	60,000	53,686
NYU Langone Hospitals:
4.37%, 7/1/2047	75,000	76,045
4.78%, 7/1/2044	80,000	87,731
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	25,000	21,934
OhioHealth Corp.:
2.30%, 11/15/2031 (a)	25,000	22,888
2.83%, 11/15/2041	50,000	44,107
Security Description	Principal Amount	Value
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	$50,000	$47,143
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	20,000	18,715
3.45%, 6/1/2026	50,000	50,447
4.20%, 6/30/2029	150,000	155,583
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	25,000	23,775
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	75,000	61,798
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	220,000	222,048
Stanford Health Care 3.03%, 8/15/2051	60,000	53,259
Sutter Health Series 20A, 3.36%, 8/15/2050	100,000	90,506
Toledo Hospital 6.02%, 11/15/2048 (a)	65,000	73,986
Trinity Health Corp. 4.13%, 12/1/2045	60,000	62,179
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	65,000	62,323
1.25%, 1/15/2026	20,000	18,838
3.25%, 5/15/2051	115,000	108,651
3.50%, 6/15/2023	60,000	60,960
3.85%, 6/15/2028	300,000	312,657
3.95%, 10/15/2042	100,000	103,550
4.25%, 3/15/2043	193,000	207,919
4.25%, 6/15/2048	282,000	309,673
4.38%, 3/15/2042	150,000	163,332
4.63%, 7/15/2035	66,000	73,897
5.70%, 10/15/2040	160,000	200,746
5.95%, 2/15/2041	100,000	128,241
6.63%, 11/15/2037	160,000	214,134
Universal Health Services, Inc. 2.65%, 1/15/2032 (b)	50,000	44,964
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	206,000	234,111
		10,160,035
HOME BUILDERS — 0.2%
D.R.Horton, Inc. 1.40%, 10/15/2027	150,000	133,966
DR Horton, Inc. 2.50%, 10/15/2024	100,000	98,590
Lennar Corp.:
4.75%, 11/29/2027 (a)	50,000	52,136
4.88%, 12/15/2023	100,000	102,554
MDC Holdings, Inc.:
3.85%, 1/15/2030 (a)	50,000	48,617
6.00%, 1/15/2043	100,000	103,911
PulteGroup, Inc. 5.00%, 1/15/2027 (a)	75,000	79,161

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Toll Brothers Finance Corp. 4.38%, 4/15/2023	$50,000	$50,526
		669,461
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051	100,000	88,077
Whirlpool Corp.:
3.70%, 5/1/2025	75,000	75,970
4.75%, 2/26/2029	55,000	58,948
		222,995
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 2.25%, 2/15/2032	50,000	43,949
Church & Dwight Co., Inc. 3.95%, 8/1/2047 (a)	100,000	103,097
Clorox Co. 3.10%, 10/1/2027	149,000	147,987
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (a)	100,000	90,900
2.00%, 11/2/2031	100,000	91,183
2.40%, 6/1/2023	57,000	57,002
6.63%, 8/1/2037	125,000	168,941
		703,059
INSURANCE — 3.2%
Aflac, Inc.:
1.13%, 3/15/2026	40,000	37,243
2.88%, 10/15/2026	38,000	37,984
3.60%, 4/1/2030 (a)	30,000	30,991
Allstate Corp.:
4.20%, 12/15/2046 (a)	88,000	93,768
4.50%, 6/15/2043	266,000	284,926
American Financial Group, Inc. 5.25%, 4/2/2030	25,000	27,151
American International Group, Inc.:
3.88%, 1/15/2035	50,000	50,895
4.25%, 3/15/2029	15,000	15,739
4.38%, 1/15/2055	78,000	83,268
4.75%, 4/1/2048	97,000	111,318
Aon Corp. 4.50%, 12/15/2028	100,000	104,818
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	70,000	68,593
3.90%, 2/28/2052	85,000	84,108
Aon Global, Ltd. 3.50%, 6/14/2024	200,000	201,864
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	54,561
Arch Capital Group, Ltd. 7.35%, 5/1/2034	100,000	130,954
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	50,000	40,986
3.50%, 5/20/2051	50,000	45,000
Security Description	Principal Amount	Value
Athene Holding, Ltd.:
3.95%, 5/25/2051	$50,000	$45,803
4.13%, 1/12/2028	125,000	125,855
Berkshire Hathaway Finance Corp.:
2.30%, 3/15/2027	50,000	48,974
2.50%, 1/15/2051	150,000	121,936
2.88%, 3/15/2032	50,000	48,492
3.85%, 3/15/2052	50,000	51,115
4.20%, 8/15/2048	125,000	134,410
4.25%, 1/15/2049	102,000	111,110
4.40%, 5/15/2042	167,000	180,687
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	240,000	242,662
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	96,000	96,350
3.85%, 12/22/2051	50,000	41,706
5.63%, 5/15/2030	60,000	66,108
Brown & Brown, Inc.:
4.20%, 9/15/2024	25,000	25,665
4.20%, 3/17/2032	35,000	35,567
4.95%, 3/17/2052	50,000	53,383
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	55,000	47,918
2.85%, 12/15/2051 (a)	75,000	65,119
3.05%, 12/15/2061	30,000	25,967
3.35%, 5/15/2024	200,000	202,940
3.35%, 5/3/2026	50,000	50,715
4.35%, 11/3/2045	25,000	27,326
6.70%, 5/15/2036	30,000	39,098
CNA Financial Corp.:
3.95%, 5/15/2024	50,000	50,870
4.50%, 3/1/2026	76,000	79,216
CNO Financial Group, Inc. 5.25%, 5/30/2029	100,000	105,402
Corebridge Financial, Inc.:
3.65%, 4/5/2027 (b)	50,000	49,930
3.90%, 4/5/2032 (b)	75,000	74,889
4.40%, 4/5/2052 (b)	35,000	34,994
Enstar Group, Ltd. 4.95%, 6/1/2029 (a)	50,000	51,890
Equitable Holdings, Inc. 5.00%, 4/20/2048	220,000	238,410
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	50,000	41,587
3.50%, 10/15/2050	100,000	89,269
Fairfax Financial Holdings, Ltd. 4.63%, 4/29/2030	194,000	199,878
Fidelity National Financial, Inc. 2.45%, 3/15/2031	125,000	111,002
First American Financial Corp. 2.40%, 8/15/2031	115,000	100,868
Globe Life, Inc. 4.55%, 9/15/2028	40,000	41,904

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hartford Financial Services Group, Inc. 2.90%, 9/15/2051	$75,000	$61,977
Jackson Financial, Inc.:
1.13%, 11/22/2023 (b)	125,000	121,285
3.13%, 11/23/2031 (b)	100,000	91,004
Kemper Corp. 3.80%, 2/23/2032	100,000	96,482
Lincoln National Corp.:
3.80%, 3/1/2028	115,000	116,494
4.35%, 3/1/2048	160,000	161,616
Loews Corp. 6.00%, 2/1/2035	100,000	118,842
Manulife Financial Corp.:
2.48%, 5/19/2027 (a)	165,000	158,760
3.70%, 3/16/2032	100,000	100,876
4.15%, 3/4/2026	98,000	100,814
Markel Corp.:
3.45%, 5/7/2052	85,000	75,474
3.50%, 11/1/2027	100,000	100,239
4.15%, 9/17/2050	25,000	24,987
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031	25,000	22,919
2.90%, 12/15/2051	30,000	25,106
4.38%, 3/15/2029	272,000	287,697
4.90%, 3/15/2049	120,000	138,965
MetLife, Inc.:
3.60%, 4/10/2024	122,000	124,263
6.40%, 12/15/2066	150,000	161,400
Series D, 4.37%, 9/15/2023	275,000	283,145
Primerica, Inc. 2.80%, 11/19/2031	100,000	92,364
Principal Financial Group, Inc.:
2.13%, 6/15/2030	105,000	95,299
3.40%, 5/15/2025	50,000	50,181
3.70%, 5/15/2029	25,000	25,492
Progressive Corp.:
2.50%, 3/15/2027	40,000	39,164
3.00%, 3/15/2032	50,000	48,643
3.70%, 3/15/2052	25,000	25,165
4.35%, 4/25/2044	69,000	73,132
Prudential Financial, Inc.:
3.94%, 12/7/2049	235,000	238,466
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (d)	124,000	123,596
5 year CMT + 3.04%, 3.70%, 10/1/2050 (d)	150,000	137,301
Series MTN, 4.42%, 3/27/2048	45,000	48,582
Series MTN, 4.60%, 5/15/2044	168,000	182,095
Series MTN, 5.70%, 12/14/2036	65,000	78,158
Prudential PLC:
3.13%, 4/14/2030	25,000	24,216
3.63%, 3/24/2032	100,000	99,041
Security Description	Principal Amount	Value
Reinsurance Group of America, Inc. Series MTN, 4.70%, 9/15/2023	$150,000	$153,748
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	150,000	152,019
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	200,000	289,898
Travelers Cos., Inc.:
3.05%, 6/8/2051	375,000	336,240
4.10%, 3/4/2049	108,000	112,967
Unum Group:
4.13%, 6/15/2051	25,000	21,950
4.50%, 12/15/2049	100,000	92,122
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (d)	200,000	186,044
W R Berkley Corp. 3.55%, 3/30/2052	100,000	90,159
Willis North America, Inc.:
2.95%, 9/15/2029	85,000	79,932
3.88%, 9/15/2049	130,000	118,730
WR Berkley Corp. 4.75%, 8/1/2044	75,000	79,804
XLIT, Ltd. 5.50%, 3/31/2045	106,000	125,313
		10,255,348
INTERNET — 1.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041 (a)	315,000	240,884
3.40%, 12/6/2027 (a)	112,000	109,872
3.60%, 11/28/2024	277,000	277,615
4.00%, 12/6/2037	25,000	23,298
Alphabet, Inc.:
1.90%, 8/15/2040	160,000	130,774
2.05%, 8/15/2050	100,000	79,115
2.25%, 8/15/2060 (a)	125,000	97,742
3.38%, 2/25/2024	88,000	89,903
Amazon.com, Inc.:
0.25%, 5/12/2023	75,000	73,697
0.40%, 6/3/2023	91,000	89,578
0.45%, 5/12/2024	70,000	67,473
0.80%, 6/3/2025	35,000	33,110
1.65%, 5/12/2028 (a)	100,000	92,906
2.10%, 5/12/2031	100,000	92,984
2.50%, 6/3/2050 (a)	80,000	67,006
2.70%, 6/3/2060	113,000	93,730
2.88%, 5/12/2041	100,000	92,264
3.10%, 5/12/2051	254,000	238,587
3.25%, 5/12/2061	100,000	93,784
4.05%, 8/22/2047	404,000	440,053
4.95%, 12/5/2044	147,000	178,593
5.20%, 12/3/2025	400,000	431,208
Baidu, Inc.:
3.88%, 9/29/2023	121,000	122,215

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 6/30/2025	$60,000	$60,830
4.38%, 3/29/2028	155,000	157,260
4.88%, 11/14/2028	100,000	104,338
Booking Holdings, Inc. 4.63%, 4/13/2030	250,000	271,495
eBay, Inc.:
1.40%, 5/10/2026	100,000	93,025
2.60%, 5/10/2031 (a)	100,000	92,129
2.70%, 3/11/2030	20,000	18,843
Expedia Group, Inc. 3.60%, 12/15/2023	125,000	125,826
JD.com, Inc.:
3.88%, 4/29/2026 (a)	264,000	262,688
4.13%, 1/14/2050	125,000	107,772
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	150,000	137,979
2.00%, 9/3/2030	155,000	128,357
VeriSign, Inc. 2.70%, 6/15/2031	40,000	36,677
Weibo Corp. 3.50%, 7/5/2024	136,000	132,941
		4,986,551
INVESTMENT COMPANY SECURITY — 0.7%
Ares Capital Corp.:
2.88%, 6/15/2028	100,000	88,666
3.20%, 11/15/2031	50,000	42,470
3.88%, 1/15/2026	75,000	73,700
4.25%, 3/1/2025	50,000	49,962
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	100,000	90,250
2.95%, 3/10/2026	35,000	32,842
Barings BDC, Inc. 3.30%, 11/23/2026 (b)	100,000	92,137
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (b)	80,000	75,112
2.35%, 11/22/2024 (b)	50,000	47,392
2.63%, 12/15/2026 (b)	100,000	89,744
3.25%, 3/15/2027 (b)	50,000	45,906
4.00%, 1/15/2029 (b)	50,000	46,286
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (b)	25,000	22,181
2.85%, 9/30/2028 (b)	100,000	86,775
3.65%, 7/14/2023	25,000	25,142
FS KKR Capital Corp. 1.65%, 10/12/2024	50,000	47,300
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	33,000	32,979
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	25,000	22,183
3.38%, 4/15/2024	125,000	123,844
Main Street Capital Corp. 3.00%, 7/14/2026	95,000	88,444
Security Description	Principal Amount	Value
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027 (b)	$50,000	$47,430
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	75,000	73,222
Owl Rock Capital Corp.:
2.63%, 1/15/2027	115,000	103,552
2.88%, 6/11/2028	50,000	43,751
4.00%, 3/30/2025	30,000	29,526
5.25%, 4/15/2024	292,000	298,690
Owl Rock Capital Corp. III 3.13%, 4/13/2027 (b)	50,000	44,232
OWL Rock Core Income Corp.:
3.13%, 9/23/2026 (b)	25,000	22,640
5.50%, 3/21/2025 (b)	50,000	49,870
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	25,000	22,565
Prospect Capital Corp.:
3.36%, 11/15/2026	55,000	50,394
3.71%, 1/22/2026 (a)	115,000	107,861
		2,117,048
IRON/STEEL — 0.2%
Nucor Corp.:
3.13%, 4/1/2032	45,000	43,485
3.85%, 4/1/2052	40,000	39,958
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	50,000	46,778
Steel Dynamics, Inc. 5.00%, 12/15/2026	165,000	169,061
Vale Overseas, Ltd.:
3.75%, 7/8/2030	75,000	72,310
6.25%, 8/10/2026	150,000	164,551
6.88%, 11/21/2036	51,000	61,597
6.88%, 11/10/2039	49,000	59,763
8.25%, 1/17/2034	115,000	148,935
		806,438
LEISURE TIME — 0.1%
Brunswick Corp. 4.40%, 9/15/2032 (a)	100,000	98,916
Harley-Davidson, Inc. 4.63%, 7/28/2045	125,000	115,701
		214,617
LODGING — 0.4%
Hyatt Hotels Corp.:
4.38%, 9/15/2028	95,000	95,046
5.75%, 4/23/2030	115,000	126,895
Las Vegas Sands Corp.:
3.20%, 8/8/2024	110,000	106,162
3.50%, 8/18/2026	105,000	99,117
3.90%, 8/8/2029 (a)	160,000	146,646
Marriott International, Inc.:
Series EE, 5.75%, 5/1/2025	51,000	54,156
Series R, 3.13%, 6/15/2026	109,000	107,799

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sands China, Ltd.:
2.55%, 3/8/2027 (b)	$100,000	$86,601
3.10%, 3/8/2029 (b)	100,000	84,537
5.13%, 8/8/2025	150,000	148,539
5.40%, 8/8/2028	155,000	152,616
		1,208,114
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	150,000	147,081
0.95%, 1/10/2024	80,000	77,974
1.70%, 1/8/2027 (a)	105,000	99,447
2.40%, 8/9/2026	65,000	63,712
Series MTN, 1.10%, 9/14/2027	40,000	36,456
Series MTN, 2.15%, 11/8/2024 (a)	105,000	104,041
Series MTN, 2.85%, 5/17/2024	25,000	25,133
Series MTN, 3.30%, 6/9/2024	78,000	79,223
Caterpillar, Inc.:
2.60%, 9/19/2029	75,000	72,832
3.40%, 5/15/2024	138,000	140,281
4.75%, 5/15/2064	50,000	61,570
Oshkosh Corp. 4.60%, 5/15/2028	35,000	35,900
		943,650
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	100,000	92,186
1.88%, 1/15/2026	50,000	47,359
4.20%, 1/15/2024	25,000	25,549
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	25,000	25,171
Deere & Co. 5.38%, 10/16/2029	150,000	172,522
Flowserve Corp.:
2.80%, 1/15/2032	40,000	35,479
3.50%, 10/1/2030	85,000	80,535
IDEX Corp. 2.63%, 6/15/2031	100,000	91,436
John Deere Capital Corp.:
2.00%, 6/17/2031 (a)	100,000	91,817
2.13%, 3/7/2025	200,000	196,736
Series MTN, 0.45%, 6/7/2024	65,000	62,085
Series MTN, 0.63%, 9/10/2024	30,000	28,691
Series MTN, 1.30%, 10/13/2026	50,000	46,518
Series MTN, 1.75%, 3/9/2027	150,000	141,962
Series MTN, 2.45%, 1/9/2030	20,000	19,158
Series MTN, 2.65%, 6/24/2024	122,000	122,228
Security Description	Principal Amount	Value
Series MTN, 2.65%, 6/10/2026	$150,000	$148,565
Series MTN, 3.45%, 3/13/2025	25,000	25,407
Series MTN, 3.45%, 3/7/2029	75,000	77,099
nVent Finance Sarl 2.75%, 11/15/2031	100,000	89,857
Otis Worldwide Corp.:
2.06%, 4/5/2025	45,000	43,844
2.29%, 4/5/2027 (a)	50,000	47,446
2.57%, 2/15/2030	100,000	93,454
Rockwell Automation, Inc. 2.80%, 8/15/2061	100,000	80,526
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	204,000	215,530
Xylem, Inc. 3.25%, 11/1/2026	68,000	68,036
		2,169,196
MEDIA — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	95,000	85,730
3.50%, 3/1/2042	65,000	54,002
3.70%, 4/1/2051	69,000	56,134
3.75%, 2/15/2028	75,000	74,325
3.90%, 6/1/2052	100,000	84,652
3.95%, 6/30/2062	150,000	121,784
4.20%, 3/15/2028	50,000	50,495
4.40%, 12/1/2061	100,000	87,360
4.91%, 7/23/2025	222,000	229,874
5.05%, 3/30/2029	165,000	174,733
5.13%, 7/1/2049	100,000	99,562
5.25%, 4/1/2053	150,000	151,972
5.38%, 5/1/2047	322,000	329,168
5.75%, 4/1/2048	250,000	267,055
6.83%, 10/23/2055	205,000	243,476
Comcast Corp.:
1.95%, 1/15/2031	35,000	31,603
2.65%, 8/15/2062	50,000	38,828
2.80%, 1/15/2051	55,000	46,268
2.89%, 11/1/2051 (b)	100,000	84,898
2.94%, 11/1/2056 (b)	344,000	286,889
2.99%, 11/1/2063 (b)	150,000	122,948
3.15%, 3/1/2026	140,000	141,278
3.20%, 7/15/2036	260,000	248,810
3.45%, 2/1/2050	100,000	94,164
3.55%, 5/1/2028	316,000	321,998
3.75%, 4/1/2040	287,000	288,223
4.00%, 3/1/2048	50,000	51,468
4.15%, 10/15/2028	452,000	475,111
4.25%, 1/15/2033	300,000	321,504
4.65%, 7/15/2042	111,000	122,202

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 10/15/2048	$155,000	$175,251
4.75%, 3/1/2044	200,000	224,318
5.65%, 6/15/2035	150,000	179,782
6.45%, 3/15/2037	41,000	53,587
Discovery Communications LLC:
4.00%, 9/15/2055	243,000	209,984
4.13%, 5/15/2029 (a)	150,000	151,680
4.65%, 5/15/2050	100,000	97,611
5.00%, 9/20/2037	50,000	51,657
5.20%, 9/20/2047	150,000	155,916
6.35%, 6/1/2040	100,000	114,799
Fox Corp.:
4.03%, 1/25/2024	100,000	102,090
5.48%, 1/25/2039	80,000	90,506
5.58%, 1/25/2049	115,000	134,018
Grupo Televisa SAB:
4.63%, 1/30/2026 (a)	100,000	103,327
5.00%, 5/13/2045	94,000	97,193
6.63%, 1/15/2040	133,000	159,217
NBCUniversal Media LLC 4.45%, 1/15/2043	261,000	281,280
Paramount Global:
3.38%, 2/15/2028	50,000	49,075
3.70%, 6/1/2028	50,000	49,728
4.00%, 1/15/2026	50,000	50,914
4.20%, 6/1/2029	50,000	50,909
4.75%, 5/15/2025 (a)	40,000	41,597
4.95%, 5/19/2050	125,000	130,666
5.85%, 9/1/2043	161,000	184,596
7.88%, 7/30/2030	145,000	182,513
TCI Communications, Inc. 7.13%, 2/15/2028	235,000	279,391
Time Warner Cable LLC:
4.50%, 9/15/2042	168,000	155,395
6.55%, 5/1/2037	211,000	242,941
6.75%, 6/15/2039	149,000	172,914
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	150,000	150,283
4.38%, 8/16/2041	100,000	106,573
Series MTN, 1.85%, 7/30/2026	120,000	114,774
Series MTN, 3.70%, 12/1/2042	150,000	149,329
Walt Disney Co.:
1.75%, 1/13/2026	85,000	81,421
2.00%, 9/1/2029	150,000	138,872
2.20%, 1/13/2028	100,000	95,316
2.65%, 1/13/2031	153,000	146,162
3.50%, 5/13/2040	300,000	292,359
3.60%, 1/13/2051 (a)	185,000	182,789
3.70%, 9/15/2024	118,000	120,503
3.80%, 5/13/2060 (a)	100,000	100,608
4.75%, 11/15/2046	168,000	192,745
6.15%, 3/1/2037	51,000	64,675
		10,695,778
Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.0% (c)
Timken Co.:
4.13%, 4/1/2032	$30,000	$29,813
4.50%, 12/15/2028	20,000	20,478
		50,291
MINING — 0.8%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	150,000	139,909
Barrick Gold Corp. 6.45%, 10/15/2035	100,000	124,066
Barrick North America Finance LLC 5.75%, 5/1/2043	75,000	91,486
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043 (a)	183,000	217,162
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	200,000	199,938
4.25%, 3/1/2030	75,000	75,511
5.45%, 3/15/2043	100,000	112,206
Kinross Gold Corp. 4.50%, 7/15/2027	120,000	123,367
Newmont Corp.:
2.60%, 7/15/2032	150,000	137,955
4.88%, 3/15/2042	50,000	56,439
6.25%, 10/1/2039	103,000	130,291
Series *, 5.88%, 4/1/2035	60,000	70,666
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	53,000	56,910
Rio Tinto Finance USA, Ltd. 2.75%, 11/2/2051	150,000	129,922
Southern Copper Corp.:
5.25%, 11/8/2042	100,000	113,497
5.88%, 4/23/2045 (a)	102,000	125,300
6.75%, 4/16/2040	119,000	151,774
7.50%, 7/27/2035	179,000	230,538
Teck Resources, Ltd.:
6.13%, 10/1/2035	100,000	117,828
6.25%, 7/15/2041	100,000	119,758
		2,524,523
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
2.65%, 4/15/2025	100,000	99,371
2.88%, 10/15/2027 (a)	150,000	149,340
3.25%, 8/26/2049 (a)	66,000	61,721
Series MTN, 3.25%, 2/14/2024	206,000	208,818
Series MTN, 3.38%, 3/1/2029 (a)	50,000	50,837
Series MTN, 4.00%, 9/14/2048	134,000	142,048
Series MTN, 5.70%, 3/15/2037	84,000	103,551
Carlisle Cos., Inc.:
0.55%, 9/1/2023	20,000	19,416
2.20%, 3/1/2032	100,000	87,095

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 12/1/2024	$32,000	$32,240
Eaton Corp.:
3.92%, 9/15/2047	100,000	100,457
4.15%, 11/2/2042	25,000	25,931
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	305,000	328,863
General Electric Co.:
Series A, 6.75%, 3/15/2032	100,000	125,988
Series GMTN, 6.88%, 1/10/2039	100,000	132,196
Illinois Tool Works, Inc. 2.65%, 11/15/2026	75,000	74,177
Parker-Hannifin Corp.:
Series MTN, 4.20%, 11/21/2034	68,000	69,412
Series MTN, 4.45%, 11/21/2044	160,000	165,951
Series MTN, 6.25%, 5/15/2038	50,000	61,466
Pentair Finance Sarl 4.50%, 7/1/2029	100,000	104,054
Textron, Inc.:
2.45%, 3/15/2031	65,000	58,862
3.00%, 6/1/2030	160,000	152,731
3.90%, 9/17/2029	25,000	25,535
Trane Technologies Global Holding Co., Ltd. 4.25%, 6/15/2023	257,000	261,765
		2,641,825
OFFICE & BUSINESS EQUIPMENT — 0.0% (c)
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	35,000	32,109
3.57%, 12/1/2031	100,000	92,914
		125,023
OIL & GAS — 3.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	65,000	57,569
2.72%, 1/12/2032	250,000	235,597
2.77%, 11/10/2050	100,000	82,918
3.00%, 3/17/2052	100,000	85,959
3.06%, 6/17/2041	50,000	45,097
3.19%, 4/6/2025	50,000	50,333
3.38%, 2/8/2061 (a)	150,000	133,466
3.54%, 4/6/2027	25,000	25,312
3.63%, 4/6/2030	100,000	101,556
3.79%, 2/6/2024	398,000	404,945
3.80%, 9/21/2025	50,000	51,454
3.94%, 9/21/2028	259,000	267,935
BP Capital Markets PLC 3.51%, 3/17/2025	100,000	101,798
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	25,000	23,976
2.95%, 7/15/2030	50,000	47,268
Security Description	Principal Amount	Value
3.85%, 6/1/2027	$150,000	$151,770
6.50%, 2/15/2037	50,000	59,107
Cenovus Energy, Inc. 4.40%, 4/15/2029	338,000	350,861
Chevron Corp.:
2.00%, 5/11/2027	150,000	144,090
2.24%, 5/11/2030 (a)	115,000	108,739
2.90%, 3/3/2024 (a)	150,000	151,579
2.95%, 5/16/2026	120,000	120,612
3.19%, 6/24/2023	108,000	109,145
Chevron USA, Inc.:
0.69%, 8/12/2025 (a)	65,000	60,672
3.25%, 10/15/2029	50,000	50,807
3.85%, 1/15/2028 (a)	291,000	302,951
ConocoPhillips 6.50%, 2/1/2039 (a)	150,000	200,574
ConocoPhillips Co.:
4.03%, 3/15/2062 (b)	100,000	101,477
4.95%, 3/15/2026	163,000	174,597
6.95%, 4/15/2029 (a)	27,000	33,344
Continental Resources, Inc.:
4.38%, 1/15/2028	150,000	152,115
4.50%, 4/15/2023	150,000	152,085
Coterra Energy, Inc.:
3.90%, 5/15/2027 (b)	25,000	25,249
4.38%, 6/1/2024 (b)	50,000	51,039
4.38%, 3/15/2029 (b)	122,000	127,135
Devon Energy Corp.:
4.75%, 5/15/2042	72,000	76,095
5.25%, 10/15/2027	160,000	165,355
5.88%, 6/15/2028	100,000	105,633
Diamondback Energy, Inc.:
3.25%, 12/1/2026	60,000	59,934
3.50%, 12/1/2029	275,000	272,346
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	102,943
4.15%, 1/15/2026	190,000	196,747
4.38%, 4/15/2030	40,000	43,248
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	25,000	23,962
2.99%, 3/19/2025	432,000	434,346
3.00%, 8/16/2039	75,000	69,393
3.04%, 3/1/2026	224,000	225,832
3.45%, 4/15/2051	230,000	222,447
3.48%, 3/19/2030	75,000	76,904
4.11%, 3/1/2046	100,000	107,552
4.23%, 3/19/2040	120,000	129,547
4.33%, 3/19/2050	261,000	290,973
Helmerich & Payne, Inc. 2.90%, 9/29/2031 (b)	20,000	18,352
Hess Corp.:
4.30%, 4/1/2027	188,000	193,127
5.60%, 2/15/2041	88,000	99,032
7.30%, 8/15/2031	50,000	61,350

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
HollyFrontier Corp.:
4.50%, 10/1/2030	$150,000	$146,443
5.88%, 4/1/2026 (a)	86,000	90,044
Marathon Oil Corp. 6.80%, 3/15/2032	50,000	59,925
Marathon Petroleum Corp.:
4.70%, 5/1/2025	25,000	26,011
4.75%, 9/15/2044	125,000	127,215
6.50%, 3/1/2041	228,000	280,757
Ovintiv, Inc. 8.13%, 9/15/2030	200,000	250,862
Phillips 66:
3.85%, 4/9/2025	125,000	127,495
3.90%, 3/15/2028	100,000	101,734
4.65%, 11/15/2034	100,000	106,723
5.88%, 5/1/2042	100,000	123,221
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	50,000	44,318
2.15%, 1/15/2031	150,000	135,052
Shell International Finance B.V.:
2.00%, 11/7/2024	175,000	172,709
2.50%, 9/12/2026 (a)	100,000	98,530
2.88%, 5/10/2026	101,000	101,238
2.88%, 11/26/2041	200,000	179,834
3.00%, 11/26/2051	200,000	178,582
3.13%, 11/7/2049	125,000	114,000
3.25%, 5/11/2025	286,000	288,871
4.00%, 5/10/2046	192,000	199,932
4.55%, 8/12/2043	186,000	206,466
5.50%, 3/25/2040	50,000	61,573
6.38%, 12/15/2038	100,000	132,589
Suncor Energy, Inc.:
2.80%, 5/15/2023	109,000	109,242
4.00%, 11/15/2047	90,000	89,852
7.15%, 2/1/2032	100,000	123,894
TotalEnergies Capital International SA:
2.43%, 1/10/2025	75,000	74,148
3.13%, 5/29/2050	100,000	91,313
3.39%, 6/29/2060	100,000	92,512
3.46%, 2/19/2029	268,000	272,157
3.70%, 1/15/2024	100,000	101,710
Valero Energy Corp.:
2.80%, 12/1/2031	100,000	92,214
2.85%, 4/15/2025	13,000	12,843
4.00%, 4/1/2029	228,000	232,938
4.35%, 6/1/2028	103,000	106,611
6.63%, 6/15/2037	99,000	122,737
		12,194,544
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	212,000	239,887
Security Description	Principal Amount	Value
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
4.08%, 12/15/2047 (a)	$77,000	$77,524
4.49%, 5/1/2030	45,000	48,099
Halliburton Co.:
2.92%, 3/1/2030 (a)	125,000	121,001
4.50%, 11/15/2041	55,000	55,639
4.85%, 11/15/2035	100,000	107,579
5.00%, 11/15/2045	100,000	108,530
NOV, Inc. 3.95%, 12/1/2042	55,000	48,369
Schlumberger Investment SA 3.65%, 12/1/2023	126,000	128,031
		934,659
PACKAGING & CONTAINERS — 0.2%
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031	35,000	32,201
Berry Global, Inc. 1.65%, 1/15/2027	50,000	45,564
Packaging Corp. of America 3.00%, 12/15/2029	100,000	96,865
Sonoco Products Co.:
2.25%, 2/1/2027	85,000	80,605
3.13%, 5/1/2030	25,000	24,088
WestRock MWV LLC:
7.95%, 2/15/2031	50,000	64,301
8.20%, 1/15/2030	33,000	42,250
WRKCo, Inc.:
3.00%, 6/15/2033	100,000	93,422
3.90%, 6/1/2028	40,000	40,157
		519,453
PHARMACEUTICALS — 5.4%
AbbVie, Inc.:
2.60%, 11/21/2024	350,000	347,571
2.95%, 11/21/2026	500,000	495,975
3.20%, 11/21/2029	214,000	211,456
4.25%, 11/14/2028	250,000	263,120
4.25%, 11/21/2049	150,000	156,514
4.40%, 11/6/2042	248,000	262,882
4.45%, 5/14/2046	250,000	266,205
4.55%, 3/15/2035	270,000	290,979
4.75%, 3/15/2045	281,000	306,596
4.85%, 6/15/2044	95,000	105,357
4.88%, 11/14/2048	150,000	170,217
AmerisourceBergen Corp.:
3.25%, 3/1/2025	192,000	191,773
3.40%, 5/15/2024	20,000	20,176
4.30%, 12/15/2047	25,000	25,507
Astrazeneca Finance LLC:
0.70%, 5/28/2024	140,000	134,288
1.20%, 5/28/2026	115,000	107,132
1.75%, 5/28/2028	125,000	115,450
2.25%, 5/28/2031	20,000	18,623

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
AstraZeneca PLC:
0.70%, 4/8/2026	$100,000	$91,523
1.38%, 8/6/2030	250,000	218,300
3.13%, 6/12/2027 (a)	125,000	125,893
4.00%, 9/18/2042	103,000	108,910
4.38%, 11/16/2045	175,000	195,062
Becton Dickinson & Co.:
3.70%, 6/6/2027	272,000	276,069
3.73%, 12/15/2024	31,000	31,525
4.69%, 12/15/2044	76,000	81,923
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	250,000	227,827
1.45%, 11/13/2030 (a)	60,000	52,414
2.55%, 11/13/2050	60,000	49,741
2.90%, 7/26/2024	473,000	476,472
2.95%, 3/15/2032	50,000	49,003
3.40%, 7/26/2029	39,000	39,680
3.55%, 3/15/2042	30,000	29,708
3.70%, 3/15/2052	70,000	70,429
3.88%, 8/15/2025	27,000	27,483
3.90%, 3/15/2062	335,000	338,417
4.13%, 6/15/2039	80,000	85,711
4.25%, 10/26/2049	144,000	157,627
4.63%, 5/15/2044	250,000	284,325
Cardinal Health, Inc.:
3.75%, 9/15/2025	50,000	50,681
4.50%, 11/15/2044	108,000	106,606
4.60%, 3/15/2043	100,000	100,642
4.90%, 9/15/2045	100,000	103,331
Cigna Corp.:
0.61%, 3/15/2024	40,000	38,415
1.25%, 3/15/2026	150,000	139,953
2.38%, 3/15/2031	160,000	146,589
3.00%, 7/15/2023	152,000	152,862
3.05%, 10/15/2027	100,000	99,100
3.25%, 4/15/2025	50,000	50,203
3.40%, 3/15/2050	50,000	45,140
3.40%, 3/15/2051	100,000	90,391
4.38%, 10/15/2028	330,000	347,107
Series *, 3.88%, 10/15/2047	175,000	170,184
Series *, 6.13%, 11/15/2041	135,000	169,314
CVS Health Corp.:
1.30%, 8/21/2027	441,000	401,120
1.88%, 2/28/2031	95,000	83,431
3.38%, 8/12/2024	111,000	112,358
3.75%, 4/1/2030	96,000	97,664
4.10%, 3/25/2025	100,000	102,667
4.13%, 4/1/2040	160,000	162,334
4.30%, 3/25/2028	516,000	540,923
4.78%, 3/25/2038	404,000	441,031
5.05%, 3/25/2048	273,000	309,317
6.25%, 6/1/2027	100,000	113,267
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	75,000	61,045
2.75%, 6/1/2025	20,000	19,934
Security Description	Principal Amount	Value
3.10%, 5/15/2027	$65,000	$65,159
3.38%, 3/15/2029	31,000	31,916
3.95%, 5/15/2047	50,000	54,394
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	100,000	97,353
3.00%, 6/1/2024	100,000	100,805
3.38%, 6/1/2029	40,000	40,793
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	153,000	156,289
3.88%, 5/15/2028	282,000	294,656
Johnson & Johnson:
0.55%, 9/1/2025	100,000	93,416
2.10%, 9/1/2040	85,000	71,325
2.63%, 1/15/2025	100,000	100,513
2.90%, 1/15/2028	288,000	288,959
2.95%, 3/3/2027	100,000	100,979
3.70%, 3/1/2046	235,000	246,969
3.75%, 3/3/2047	95,000	100,958
5.85%, 7/15/2038	321,000	414,639
McKesson Corp.:
0.90%, 12/3/2025	60,000	55,109
1.30%, 8/15/2026	125,000	114,950
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	50,000	51,197
Merck & Co., Inc.:
1.90%, 12/10/2028	50,000	47,099
2.15%, 12/10/2031	95,000	88,027
2.75%, 2/10/2025	163,000	163,502
2.80%, 5/18/2023	134,000	135,038
2.90%, 12/10/2061	200,000	171,204
3.40%, 3/7/2029	125,000	128,017
3.60%, 9/15/2042	80,000	80,346
3.70%, 2/10/2045	223,000	227,404
4.00%, 3/7/2049	148,000	159,898
Mylan, Inc. 4.55%, 4/15/2028	210,000	212,335
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	24,400
2.20%, 8/14/2030	100,000	93,943
3.10%, 5/17/2027	100,000	101,078
3.40%, 5/6/2024	119,000	121,200
4.40%, 5/6/2044	75,000	85,142
Pfizer, Inc.:
0.80%, 5/28/2025	150,000	141,679
1.70%, 5/28/2030	25,000	22,731
1.75%, 8/18/2031	210,000	188,866
3.00%, 6/15/2023	100,000	101,086
3.45%, 3/15/2029	25,000	25,740
4.00%, 3/15/2049	200,000	218,428
4.10%, 9/15/2038	100,000	108,251
Pharmacia LLC 6.60%, 12/1/2028	50,000	59,425
Sanofi 3.38%, 6/19/2023	50,000	50,625

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	$20,000	$20,076
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	150,000	135,129
4.40%, 11/26/2023	115,000	117,820
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	165,000	163,951
Viatris, Inc. 4.00%, 6/22/2050	293,000	247,377
Wyeth LLC:
5.95%, 4/1/2037	291,000	369,343
6.45%, 2/1/2024	46,000	49,234
Zoetis, Inc.:
2.00%, 5/15/2030	50,000	44,916
3.00%, 9/12/2027 (a)	75,000	74,392
3.90%, 8/20/2028	80,000	82,230
4.70%, 2/1/2043	128,000	143,101
		17,446,884
PIPELINES — 3.4%
Boardwalk Pipelines L.P.:
4.45%, 7/15/2027	61,000	62,376
4.80%, 5/3/2029	150,000	155,980
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039 (b)	55,000	48,127
5.13%, 6/30/2027	225,000	239,913
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	50,000	51,630
Enbridge Energy Partners L.P. 7.38%, 10/15/2045	125,000	173,515
Enbridge, Inc.:
1.60%, 10/4/2026	25,000	23,144
2.50%, 1/15/2025	100,000	98,067
2.50%, 2/14/2025	20,000	19,576
2.50%, 8/1/2033	50,000	44,433
3.40%, 8/1/2051	70,000	62,290
4.00%, 10/1/2023	102,000	103,578
4.50%, 6/10/2044	60,000	61,366
5.50%, 12/1/2046	84,000	100,983
Energy Transfer L.P.:
3.90%, 5/15/2024	116,000	116,797
4.40%, 3/15/2027	95,000	96,873
4.50%, 4/15/2024	50,000	50,986
4.75%, 1/15/2026	123,000	127,724
4.90%, 2/1/2024	90,000	92,097
5.00%, 5/15/2044	119,000	116,274
5.00%, 5/15/2050	100,000	101,394
5.25%, 4/15/2029	236,000	252,912
5.35%, 5/15/2045	101,000	104,115
5.40%, 10/1/2047	250,000	261,060
5.88%, 1/15/2024	100,000	103,927
6.05%, 6/1/2041 (a)	150,000	166,723
6.13%, 12/15/2045	105,000	115,879
6.63%, 10/15/2036	77,000	86,527
Security Description	Principal Amount	Value
Series 20Y, 5.80%, 6/15/2038	$117,000	$127,384
Enterprise Products Operating LLC:
2.80%, 1/31/2030	35,000	33,616
3.13%, 7/31/2029	100,000	98,301
3.20%, 2/15/2052	50,000	42,485
3.30%, 2/15/2053	85,000	72,687
3.70%, 1/31/2051	125,000	114,564
3.90%, 2/15/2024	215,000	218,980
3.95%, 2/15/2027	177,000	181,517
5.10%, 2/15/2045	177,000	193,509
6.13%, 10/15/2039	250,000	301,437
Series H, 6.65%, 10/15/2034	80,000	98,550
Kinder Morgan Energy Partners L.P.:
5.00%, 8/15/2042	50,000	51,497
6.38%, 3/1/2041	104,000	122,366
6.50%, 9/1/2039	100,000	118,804
Series MTN, 6.95%, 1/15/2038	84,000	105,302
Kinder Morgan, Inc.:
1.75%, 11/15/2026	95,000	88,312
2.00%, 2/15/2031 (a)	90,000	78,897
3.60%, 2/15/2051	100,000	88,574
4.30%, 6/1/2025 (a)	100,000	102,652
5.05%, 2/15/2046	120,000	127,282
5.20%, 3/1/2048	269,000	292,782
5.55%, 6/1/2045	250,000	280,057
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	196,000	185,216
4.20%, 10/3/2047	100,000	97,316
MPLX L.P.:
4.13%, 3/1/2027 (a)	237,000	242,747
4.50%, 7/15/2023	100,000	101,664
4.80%, 2/15/2029	138,000	147,163
4.88%, 6/1/2025	100,000	103,669
4.95%, 3/14/2052	100,000	104,154
5.20%, 12/1/2047	100,000	106,422
5.50%, 2/15/2049	261,000	289,854
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	55,329
ONEOK Partners L.P.:
6.20%, 9/15/2043	125,000	137,272
6.85%, 10/15/2037	40,000	46,533
ONEOK, Inc.:
3.40%, 9/1/2029	100,000	96,282
4.00%, 7/13/2027	100,000	100,626
4.35%, 3/15/2029	150,000	153,148
4.50%, 3/15/2050	100,000	96,587
4.95%, 7/13/2047	100,000	101,907
5.85%, 1/15/2026	79,000	84,972
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	100,000	89,252
4.65%, 10/15/2025	100,000	102,802

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 6/15/2044	$111,000	$104,260
6.65%, 1/15/2037	50,000	57,113
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	125,000	128,612
5.00%, 3/15/2027	100,000	105,842
5.63%, 3/1/2025	75,000	79,301
Spectra Energy Partners L.P. 4.75%, 3/15/2024	86,000	88,479
Targa Resources Corp. 4.20%, 2/1/2033	100,000	100,908
TC PipeLines L.P. 3.90%, 5/25/2027	74,000	75,578
TransCanada PipeLines, Ltd.:
2.50%, 10/12/2031	85,000	77,212
4.10%, 4/15/2030	50,000	51,674
4.88%, 1/15/2026	230,000	241,482
6.10%, 6/1/2040	454,000	557,730
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	25,000	24,400
3.95%, 5/15/2050	50,000	48,770
4.00%, 3/15/2028	154,000	157,282
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	51,428
Williams Cos., Inc.:
2.60%, 3/15/2031 (a)	125,000	114,993
3.50%, 11/15/2030	25,000	24,737
4.90%, 1/15/2045	150,000	156,796
5.75%, 6/24/2044	124,000	143,142
5.80%, 11/15/2043	100,000	114,645
		10,925,120
REAL ESTATE — 0.0% (c)
CBRE Services, Inc. 4.88%, 3/1/2026	122,000	128,267
REAL ESTATE INVESTMENT TRUSTS — 4.2%
Agree L.P. 2.90%, 10/1/2030	125,000	116,704
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032 (a)	125,000	109,584
2.95%, 3/15/2034	40,000	37,661
3.00%, 5/18/2051	158,000	132,878
3.55%, 3/15/2052	70,000	65,114
4.00%, 2/1/2050	25,000	24,787
4.70%, 7/1/2030	150,000	162,132
American Assets Trust L.P. 3.38%, 2/1/2031	150,000	141,018
American Campus Communities Operating Partnership L.P.:
2.25%, 1/15/2029	75,000	68,440
3.30%, 7/15/2026	57,000	56,647
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	100,000	88,462
3.63%, 4/15/2032	35,000	34,131
Security Description	Principal Amount	Value
American Tower Corp.:
1.45%, 9/15/2026	$25,000	$22,870
1.50%, 1/31/2028	25,000	22,100
2.40%, 3/15/2025	75,000	73,070
2.95%, 1/15/2051	25,000	19,730
3.38%, 5/15/2024	439,000	440,637
3.60%, 1/15/2028	100,000	98,986
3.70%, 10/15/2049	50,000	44,683
3.80%, 8/15/2029	115,000	114,602
4.00%, 6/1/2025	100,000	101,645
4.05%, 3/15/2032	35,000	35,105
AvalonBay Communities, Inc. 2.05%, 1/15/2032 (a)	70,000	63,296
Boston Properties L.P.:
2.45%, 10/1/2033	454,000	395,561
3.13%, 9/1/2023	50,000	50,300
3.80%, 2/1/2024	204,000	206,860
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	50,000	50,576
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	50,358
4.05%, 7/1/2030	232,000	232,715
4.13%, 6/15/2026	38,000	38,812
4.13%, 5/15/2029	100,000	102,413
Broadstone Net Lease LLC 2.60%, 9/15/2031	100,000	89,305
Camden Property Trust 3.15%, 7/1/2029	100,000	99,087
Corporate Office Properties L.P. 2.90%, 12/1/2033	65,000	57,065
Crown Castle International Corp.:
2.90%, 3/15/2027	150,000	145,020
3.65%, 9/1/2027	195,000	194,273
3.80%, 2/15/2028	100,000	99,906
4.00%, 11/15/2049	35,000	32,839
4.30%, 2/15/2029	304,000	313,324
CubeSmart L.P.:
2.25%, 12/15/2028	50,000	45,543
2.50%, 2/15/2032	55,000	49,255
CyrusOne L.P./CyrusOne Finance Corp. 2.90%, 11/15/2024	115,000	115,546
Digital Realty Trust L.P. 4.45%, 7/15/2028 (a)	249,000	259,187
Duke Realty L.P.:
2.25%, 1/15/2032	100,000	89,899
3.25%, 6/30/2026	50,000	49,755
EPR Properties:
3.60%, 11/15/2031	195,000	177,276
4.75%, 12/15/2026	50,000	50,073
Equinix, Inc.:
1.45%, 5/15/2026	207,000	190,432
2.00%, 5/15/2028	35,000	31,527
2.50%, 5/15/2031	100,000	89,864

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/15/2050 (a)	$100,000	$80,790
3.20%, 11/18/2029 (a)	50,000	48,038
3.90%, 4/15/2032	100,000	99,474
ERP Operating L.P.:
3.00%, 7/1/2029	100,000	98,158
4.50%, 7/1/2044	116,000	127,158
Essex Portfolio L.P.:
1.70%, 3/1/2028	85,000	76,979
2.65%, 3/15/2032	65,000	59,432
2.65%, 9/1/2050	20,000	15,452
3.50%, 4/1/2025	75,000	75,517
Extra Space Storage L.P. 3.90%, 4/1/2029	20,000	20,071
Federal Realty Investment Trust:
3.50%, 6/1/2030 (a)	75,000	73,904
3.95%, 1/15/2024	175,000	177,266
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	60,000	54,394
4.00%, 1/15/2030	50,000	48,735
5.25%, 6/1/2025	205,000	211,134
5.30%, 1/15/2029	50,000	52,569
5.38%, 4/15/2026	110,000	114,844
5.75%, 6/1/2028	34,000	36,606
Healthcare Realty Trust, Inc. 2.05%, 3/15/2031 (a)	100,000	87,507
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	95,000	94,951
Healthpeak Properties, Inc.:
2.13%, 12/1/2028	65,000	59,959
3.00%, 1/15/2030	160,000	153,784
4.00%, 6/1/2025	50,000	50,688
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	70,000	70,594
Series H, 3.38%, 12/15/2029	100,000	95,366
Series J, 2.90%, 12/15/2031	20,000	17,909
Invitation Homes Operating Partnership L.P.:
2.30%, 11/15/2028	25,000	22,723
2.70%, 1/15/2034	25,000	21,878
4.15%, 4/15/2032	25,000	25,545
Kilroy Realty L.P.:
2.65%, 11/15/2033	100,000	86,665
3.05%, 2/15/2030	50,000	46,910
3.45%, 12/15/2024	100,000	100,307
Kimco Realty Corp.:
2.25%, 12/1/2031	105,000	93,868
2.70%, 3/1/2024 (a)	100,000	99,133
3.20%, 4/1/2032	100,000	97,164
4.13%, 12/1/2046	50,000	49,295
Life Storage L.P. 2.40%, 10/15/2031	120,000	105,955
LXP Industrial Trust 2.38%, 10/1/2031	75,000	66,617
Security Description	Principal Amount	Value
Mid-America Apartments L.P.:
3.75%, 6/15/2024	$50,000	$50,678
3.95%, 3/15/2029	125,000	128,657
National Retail Properties, Inc.:
3.00%, 4/15/2052	45,000	36,045
3.10%, 4/15/2050	25,000	20,459
4.80%, 10/15/2048	55,000	59,108
Office Properties Income Trust 4.50%, 2/1/2025	117,000	116,740
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	100,000	87,239
3.38%, 2/1/2031	150,000	137,286
3.63%, 10/1/2029	106,000	100,102
Physicians Realty L.P.:
2.63%, 11/1/2031 (a)	100,000	90,194
4.30%, 3/15/2027	40,000	41,046
Piedmont Operating Partnership L.P. 3.40%, 6/1/2023	170,000	170,275
Prologis L.P.:
1.63%, 3/15/2031	150,000	130,702
3.88%, 9/15/2028	75,000	77,086
Public Storage:
1.50%, 11/9/2026 (a)	50,000	46,927
1.85%, 5/1/2028	100,000	92,389
1.95%, 11/9/2028	85,000	78,509
2.25%, 11/9/2031	65,000	59,460
Realty Income Corp.:
2.85%, 12/15/2032	100,000	94,474
3.25%, 6/15/2029	100,000	99,275
3.95%, 8/15/2027	110,000	113,126
4.60%, 2/6/2024	50,000	51,355
Regency Centers L.P. 4.65%, 3/15/2049	95,000	102,237
Sabra Health Care L.P. 5.13%, 8/15/2026	104,000	106,429
Safehold Operating Partnership L.P. 2.80%, 6/15/2031	100,000	88,356
Simon Property Group L.P.:
2.45%, 9/13/2029	150,000	139,941
2.65%, 2/1/2032	100,000	92,471
3.25%, 11/30/2026	50,000	50,071
3.38%, 10/1/2024	293,000	296,296
3.38%, 12/1/2027	50,000	49,760
3.75%, 2/1/2024	150,000	152,491
3.80%, 7/15/2050 (a)	204,000	200,771
SITE Centers Corp. 3.63%, 2/1/2025	107,000	107,093
Spirit Realty L.P. 4.00%, 7/15/2029	115,000	116,271
STORE Capital Corp. 2.70%, 12/1/2031	50,000	44,309
Tanger Properties L.P. 2.75%, 9/1/2031	100,000	86,929

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
UDR, Inc.:
Series MTN, 2.10%, 6/15/2033	$100,000	$84,849
Series MTN, 4.40%, 1/26/2029	125,000	130,882
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	24,545
3.25%, 10/15/2026	140,000	138,866
4.40%, 1/15/2029	100,000	104,964
4.75%, 11/15/2030	73,000	78,242
4.88%, 4/15/2049	100,000	109,402
Welltower, Inc.:
2.05%, 1/15/2029	135,000	122,764
2.80%, 6/1/2031	250,000	233,202
4.13%, 3/15/2029	90,000	93,018
4.50%, 1/15/2024	75,000	76,617
Weyerhaeuser Co.:
3.38%, 3/9/2033	30,000	29,226
4.00%, 3/9/2052	20,000	19,910
7.38%, 3/15/2032	114,000	145,654
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	85,751
2.40%, 2/1/2031	150,000	135,196
4.00%, 2/1/2025	50,000	51,099
		13,477,136
RETAIL — 2.5%
Advance Auto Parts, Inc.:
3.50%, 3/15/2032	40,000	38,468
3.90%, 4/15/2030	25,000	24,978
AutoNation, Inc.:
3.50%, 11/15/2024	35,000	35,058
3.85%, 3/1/2032	100,000	96,745
AutoZone, Inc.:
1.65%, 1/15/2031 (a)	20,000	17,068
3.13%, 7/15/2023	107,000	107,778
3.13%, 4/18/2024	75,000	75,217
3.63%, 4/15/2025	42,000	42,537
4.00%, 4/15/2030	25,000	25,651
Best Buy Co., Inc. 4.45%, 10/1/2028	102,000	107,065
Costco Wholesale Corp. 1.38%, 6/20/2027 (a)	100,000	93,017
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	25,000	22,913
Dollar General Corp. 3.25%, 4/15/2023	295,000	297,151
Dollar Tree, Inc.:
2.65%, 12/1/2031	50,000	45,709
4.00%, 5/15/2025	40,000	40,972
4.20%, 5/15/2028 (a)	100,000	103,746
Genuine Parts Co.:
1.88%, 11/1/2030 (a)	100,000	86,639
2.75%, 2/1/2032	20,000	18,360
Home Depot, Inc.:
1.50%, 9/15/2028 (a)	150,000	136,720
Security Description	Principal Amount	Value
1.88%, 9/15/2031 (a)	$40,000	$35,735
2.50%, 4/15/2027 (a)	100,000	98,183
2.88%, 4/15/2027	35,000	34,858
2.95%, 6/15/2029	150,000	148,588
3.13%, 12/15/2049	110,000	100,981
3.25%, 4/15/2032	45,000	45,005
3.35%, 4/15/2050	107,000	101,766
3.63%, 4/15/2052	30,000	29,917
3.90%, 6/15/2047	125,000	129,720
4.25%, 4/1/2046	100,000	108,780
4.40%, 3/15/2045	108,000	119,259
5.40%, 9/15/2040	303,000	367,130
5.95%, 4/1/2041	265,000	343,016
Kohl's Corp. 3.38%, 5/1/2031 (a)	155,000	148,709
LOWE S Cos., Inc. 4.25%, 4/1/2052	100,000	103,483
Lowe's Cos., Inc.:
1.30%, 4/15/2028	150,000	133,789
1.70%, 9/15/2028	75,000	67,959
1.70%, 10/15/2030 (a)	45,000	39,312
2.63%, 4/1/2031 (a)	100,000	93,613
2.80%, 9/15/2041	200,000	171,606
3.13%, 9/15/2024	100,000	100,371
3.35%, 4/1/2027	200,000	201,398
3.38%, 9/15/2025	41,000	41,413
3.50%, 4/1/2051	75,000	68,829
3.75%, 4/1/2032	100,000	101,153
4.00%, 4/15/2025	65,000	66,834
4.45%, 4/1/2062	50,000	51,832
5.00%, 4/15/2040	100,000	111,212
McDonald's Corp.:
Series MTN, 4.20%, 4/1/2050	64,000	66,977
Series MTN, 4.88%, 7/15/2040	50,000	55,510
Series MTN, 4.88%, 12/9/2045	315,000	352,217
Series MTN, 5.70%, 2/1/2039	60,000	72,222
Series MTN, 6.30%, 3/1/2038	466,000	597,035
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	95,000	81,600
3.90%, 6/1/2029	30,000	30,488
Starbucks Corp.:
2.25%, 3/12/2030	25,000	22,882
2.55%, 11/15/2030	188,000	174,940
3.00%, 2/14/2032 (a)	45,000	43,005
3.35%, 3/12/2050	115,000	103,365
3.75%, 12/1/2047	60,000	57,230
Target Corp.:
1.95%, 1/15/2027 (a)	200,000	193,456
2.25%, 4/15/2025	125,000	123,247
2.95%, 1/15/2052 (a)	155,000	142,743
6.50%, 10/15/2037	60,000	79,888
TJX Cos., Inc.:
2.25%, 9/15/2026 (a)	119,000	115,745

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 4/15/2030	$100,000	$104,249
Walgreens Boots Alliance, Inc.:
0.95%, 11/17/2023	150,000	146,185
4.10%, 4/15/2050	75,000	72,585
Walmart, Inc.:
1.50%, 9/22/2028	275,000	252,706
1.80%, 9/22/2031	55,000	50,064
2.50%, 9/22/2041	85,000	75,708
2.65%, 9/22/2051 (a)	80,000	71,221
3.25%, 7/8/2029	119,000	122,591
3.55%, 6/26/2025	63,000	64,803
3.63%, 12/15/2047	60,000	63,017
7.55%, 2/15/2030	133,000	176,216
		8,092,138
SEMICONDUCTORS — 2.4%
Advanced Micro Devices, Inc. 2.95%, 6/1/2024	188,000	188,355
Analog Devices, Inc.:
1.70%, 10/1/2028	45,000	41,346
2.10%, 10/1/2031 (a)	60,000	55,256
2.95%, 10/1/2051 (a)	55,000	49,644
Applied Materials, Inc.:
1.75%, 6/1/2030	105,000	95,257
3.30%, 4/1/2027	100,000	101,461
4.35%, 4/1/2047 (a)	50,000	56,920
5.85%, 6/15/2041	85,000	110,422
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	143,000	140,579
3.88%, 1/15/2027	200,000	201,348
Broadcom, Inc.:
1.95%, 2/15/2028 (b)	175,000	157,556
2.45%, 2/15/2031 (b)	100,000	88,914
2.60%, 2/15/2033 (b)	100,000	86,950
3.14%, 11/15/2035 (b)	50,000	44,082
3.46%, 9/15/2026	165,000	164,495
3.75%, 2/15/2051 (b)	100,000	89,302
4.11%, 9/15/2028	335,000	339,878
4.15%, 11/15/2030	200,000	202,606
4.15%, 4/15/2032 (b)	40,000	39,912
4.25%, 4/15/2026	150,000	154,020
4.75%, 4/15/2029	325,000	341,104
Intel Corp.:
1.60%, 8/12/2028	25,000	22,866
2.00%, 8/12/2031 (a)	50,000	45,393
2.45%, 11/15/2029	643,000	613,583
2.80%, 8/12/2041	40,000	35,534
3.05%, 8/12/2051 (a)	100,000	88,953
3.15%, 5/11/2027 (a)	44,000	44,397
3.20%, 8/12/2061	100,000	88,438
3.25%, 11/15/2049	150,000	139,027
3.73%, 12/8/2047	285,000	286,701
3.75%, 3/25/2027	100,000	103,560
4.10%, 5/19/2046	100,000	106,605
4.60%, 3/25/2040	60,000	66,898
Security Description	Principal Amount	Value
KLA Corp. 4.65%, 11/1/2024	$89,000	$92,243
Lam Research Corp.:
1.90%, 6/15/2030	25,000	22,674
3.75%, 3/15/2026	50,000	51,429
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	60,463
2.45%, 4/15/2028	65,000	59,948
2.95%, 4/15/2031	90,000	83,035
Microchip Technology, Inc.:
4.25%, 9/1/2025	20,000	20,259
4.33%, 6/1/2023	30,000	30,500
Micron Technology, Inc.:
2.70%, 4/15/2032	20,000	18,150
3.48%, 11/1/2051	25,000	21,803
4.66%, 2/15/2030	145,000	152,544
5.33%, 2/6/2029	50,000	54,351
NVIDIA Corp.:
0.58%, 6/14/2024	75,000	71,999
2.00%, 6/15/2031 (a)	100,000	91,423
3.20%, 9/16/2026	126,000	128,113
3.50%, 4/1/2040	100,000	100,914
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (b)	50,000	51,418
5.35%, 3/1/2026 (b)	50,000	52,859
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (b)	100,000	90,285
2.65%, 2/15/2032 (b)	50,000	45,102
3.13%, 2/15/2042 (b)	40,000	34,543
3.25%, 11/30/2051 (b)	25,000	21,154
3.40%, 5/1/2030 (b)	50,000	48,658
4.30%, 6/18/2029 (b)	250,000	258,425
Qorvo, Inc. 1.75%, 12/15/2024 (b)	130,000	123,965
QUALCOMM, Inc.:
2.90%, 5/20/2024	50,000	50,376
3.25%, 5/20/2027	163,000	165,333
4.65%, 5/20/2035	150,000	167,613
4.80%, 5/20/2045	285,000	330,894
Skyworks Solutions, Inc. 1.80%, 6/1/2026	75,000	69,863
Texas Instruments, Inc.:
1.38%, 3/12/2025	265,000	255,123
2.70%, 9/15/2051 (a)	100,000	88,944
TSMC Arizona Corp.:
1.75%, 10/25/2026	83,000	77,803
2.50%, 10/25/2031 (a)	150,000	138,504
3.25%, 10/25/2051 (a)	75,000	67,852
		7,589,924
SHIPBUILDING — 0.0% (c)
Huntington Ingalls Industries, Inc. 3.84%, 5/1/2025	100,000	101,091

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 2.5%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	$95,000	$78,048
3.40%, 6/15/2027	75,000	76,180
4.50%, 6/15/2047	100,000	113,692
Adobe, Inc. 3.25%, 2/1/2025 (a)	276,000	279,770
Autodesk, Inc. 2.40%, 12/15/2031	110,000	98,801
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	160,000	151,522
Citrix Systems, Inc. 3.30%, 3/1/2030	75,000	74,291
Electronic Arts, Inc. 1.85%, 2/15/2031	60,000	52,821
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	100,000	91,892
2.25%, 3/1/2031	50,000	44,200
3.75%, 5/21/2029	100,000	100,042
Fiserv, Inc.:
2.75%, 7/1/2024	189,000	187,951
3.80%, 10/1/2023	115,000	116,871
4.40%, 7/1/2049	93,000	95,835
Intuit, Inc. 1.35%, 7/15/2027	50,000	45,615
Microsoft Corp.:
2.38%, 5/1/2023	100,000	100,264
2.40%, 8/8/2026	405,000	401,675
2.53%, 6/1/2050	304,000	263,608
2.68%, 6/1/2060	307,000	265,205
2.88%, 2/6/2024	75,000	75,965
2.92%, 3/17/2052	442,000	412,978
3.04%, 3/17/2062	156,000	145,932
3.50%, 2/12/2035	100,000	104,605
3.50%, 11/15/2042	81,000	82,876
4.25%, 2/6/2047 (a)	50,000	57,369
Oracle Corp.:
2.30%, 3/25/2028	255,000	233,496
2.40%, 9/15/2023	255,000	253,988
2.50%, 4/1/2025	50,000	48,828
2.65%, 7/15/2026	132,000	126,903
2.88%, 3/25/2031	75,000	68,442
3.25%, 5/15/2030	110,000	103,906
3.40%, 7/8/2024	100,000	100,766
3.60%, 4/1/2050	448,000	371,289
3.65%, 3/25/2041	414,000	360,739
3.80%, 11/15/2037	115,000	104,146
3.85%, 4/1/2060	200,000	163,996
3.95%, 3/25/2051	100,000	87,524
4.00%, 7/15/2046	504,000	447,779
4.00%, 11/15/2047	150,000	132,661
4.10%, 3/25/2061	145,000	124,774
4.13%, 5/15/2045	184,000	165,486
4.38%, 5/15/2055	150,000	136,029
Security Description	Principal Amount	Value
4.50%, 7/8/2044	$50,000	$47,673
5.38%, 7/15/2040	200,000	211,036
Roper Technologies, Inc.:
1.75%, 2/15/2031	50,000	43,235
2.95%, 9/15/2029	100,000	96,432
3.65%, 9/15/2023	158,000	160,247
3.80%, 12/15/2026	50,000	51,223
4.20%, 9/15/2028	50,000	51,933
salesforce.com, Inc.:
1.50%, 7/15/2028 (a)	35,000	32,160
1.95%, 7/15/2031 (a)	80,000	73,074
3.05%, 7/15/2061 (a)	325,000	287,966
VMware, Inc.:
0.60%, 8/15/2023	30,000	29,166
1.00%, 8/15/2024	65,000	61,961
1.40%, 8/15/2026	40,000	36,770
1.80%, 8/15/2028	175,000	155,960
2.20%, 8/15/2031	115,000	101,147
4.50%, 5/15/2025	75,000	77,290
		8,066,033
TELECOMMUNICATIONS — 4.9%
America Movil SAB de CV:
3.63%, 4/22/2029	150,000	151,177
6.13%, 3/30/2040	402,000	500,586
AT&T, Inc.:
1.65%, 2/1/2028	83,000	75,600
1.70%, 3/25/2026	150,000	142,302
2.25%, 2/1/2032	289,000	256,126
2.30%, 6/1/2027	100,000	95,435
2.75%, 6/1/2031	50,000	46,836
3.30%, 2/1/2052	25,000	21,364
3.50%, 6/1/2041	50,000	46,042
3.50%, 9/15/2053	375,000	331,564
3.55%, 9/15/2055	347,000	304,395
3.65%, 6/1/2051	150,000	136,644
3.65%, 9/15/2059	100,000	87,867
3.80%, 3/1/2024	115,000	117,078
3.80%, 12/1/2057	451,000	411,835
3.85%, 6/1/2060	429,000	386,182
4.05%, 12/15/2023	25,000	25,628
4.10%, 2/15/2028	454,000	471,711
4.30%, 2/15/2030	415,000	438,800
4.35%, 3/1/2029	279,000	294,666
4.45%, 4/1/2024	114,000	117,385
4.55%, 3/9/2049	50,000	52,580
4.75%, 5/15/2046	214,000	233,320
4.90%, 6/15/2042	100,000	108,098
5.25%, 3/1/2037	100,000	113,847
5.65%, 2/15/2047 (a)	25,000	30,599
5.70%, 3/1/2057	150,000	183,784
6.00%, 8/15/2040	150,000	181,785
6.25%, 3/29/2041	54,000	67,536
6.30%, 1/15/2038	40,000	49,348
6.38%, 3/1/2041	75,000	96,414

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	$35,000	$33,551
Series US-3, 0.75%, 3/17/2024	100,000	96,201
Series US-4, 3.65%, 3/17/2051	75,000	71,822
Series US-5, 2.15%, 2/15/2032	40,000	35,618
Series US-6, 3.20%, 2/15/2052	20,000	17,725
British Telecommunications PLC 5.13%, 12/4/2028	100,000	105,380
Cisco Systems, Inc.:
2.95%, 2/28/2026	111,000	111,850
5.90%, 2/15/2039	150,000	196,144
Corning, Inc.:
4.38%, 11/15/2057	112,000	113,173
5.45%, 11/15/2079	100,000	110,105
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	90,000	120,966
Juniper Networks, Inc.:
2.00%, 12/10/2030	30,000	26,000
3.75%, 8/15/2029	89,000	89,002
Motorola Solutions, Inc.:
2.75%, 5/24/2031	111,000	100,754
4.00%, 9/1/2024	126,000	128,058
4.60%, 2/23/2028	150,000	155,233
Orange SA 5.50%, 2/6/2044	152,000	182,547
Rogers Communications, Inc.:
3.20%, 3/15/2027 (b)	65,000	63,991
3.80%, 3/15/2032 (b)	65,000	64,492
4.10%, 10/1/2023	100,000	101,542
4.30%, 2/15/2048	50,000	49,348
4.35%, 5/1/2049	72,000	71,086
4.50%, 3/15/2042 (b)	25,000	25,391
4.55%, 3/15/2052 (b)	100,000	100,541
5.00%, 3/15/2044	261,000	278,657
Telefonica Emisiones SA:
4.10%, 3/8/2027	212,000	217,342
7.05%, 6/20/2036	404,000	507,291
TELUS Corp.:
2.80%, 2/16/2027	115,000	113,112
3.40%, 5/13/2032	50,000	49,022
4.60%, 11/16/2048	50,000	55,149
T-Mobile USA, Inc.:
2.05%, 2/15/2028	110,000	100,784
2.25%, 11/15/2031	50,000	43,726
2.40%, 3/15/2029 (b)	146,000	133,624
2.70%, 3/15/2032 (b)	55,000	50,068
3.40%, 10/15/2052 (b)	155,000	132,403
3.50%, 4/15/2025	241,000	242,460
3.60%, 11/15/2060 (b)	135,000	114,893
3.75%, 4/15/2027	319,000	321,306
Security Description	Principal Amount	Value
3.88%, 4/15/2030	$275,000	$276,155
4.38%, 4/15/2040	226,000	227,923
4.50%, 4/15/2050	165,000	167,567
Verizon Communications, Inc.:
0.75%, 3/22/2024 (a)	100,000	96,788
0.85%, 11/20/2025	50,000	46,293
1.45%, 3/20/2026	444,000	417,524
1.50%, 9/18/2030	180,000	156,312
1.68%, 10/30/2030	100,000	87,405
1.75%, 1/20/2031	100,000	87,285
2.10%, 3/22/2028	250,000	233,375
2.63%, 8/15/2026	220,000	215,323
2.65%, 11/20/2040	173,000	147,119
2.88%, 11/20/2050	115,000	96,070
2.99%, 10/30/2056	264,000	218,447
3.00%, 11/20/2060	90,000	73,779
3.40%, 3/22/2041	150,000	141,172
3.55%, 3/22/2051	105,000	99,036
3.70%, 3/22/2061	245,000	229,830
3.88%, 2/8/2029 (a)	225,000	234,128
3.88%, 3/1/2052 (a)	250,000	251,675
4.00%, 3/22/2050	350,000	355,547
4.02%, 12/3/2029	83,000	86,218
4.13%, 3/16/2027	578,000	601,201
4.33%, 9/21/2028	223,000	235,383
Vodafone Group PLC:
4.25%, 9/17/2050	111,000	110,485
4.38%, 5/30/2028	230,000	241,111
4.88%, 6/19/2049	100,000	108,745
5.25%, 5/30/2048	107,000	120,434
6.25%, 11/30/2032	404,000	479,213
		15,948,434
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	100,000	99,003
3.55%, 11/19/2026	57,000	57,039
6.35%, 3/15/2040	94,000	113,699
		269,741
TRANSPORTATION — 2.1%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052 (a)	20,000	17,698
3.25%, 6/15/2027 (a)	50,000	50,727
4.05%, 6/15/2048	150,000	159,286
4.15%, 12/15/2048	49,000	52,985
4.40%, 3/15/2042	21,000	22,776
4.45%, 3/15/2043	125,000	137,060
4.55%, 9/1/2044	209,000	231,959
4.70%, 9/1/2045	165,000	186,981
5.40%, 6/1/2041	100,000	121,000
5.75%, 5/1/2040	104,000	129,954
Canadian National Railway Co.:
3.65%, 2/3/2048	50,000	50,228
4.45%, 1/20/2049	150,000	169,684

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.90%, 7/15/2028 (a)	$20,000	$23,999
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	200,000	192,122
1.75%, 12/2/2026	40,000	37,758
2.45%, 12/2/2031	135,000	125,200
3.00%, 12/2/2041	90,000	81,239
3.10%, 12/2/2051	40,000	35,570
6.13%, 9/15/2115	115,000	147,812
CSX Corp.:
3.40%, 8/1/2024	96,000	97,250
3.80%, 3/1/2028 (a)	50,000	51,488
3.80%, 4/15/2050	50,000	50,487
4.50%, 3/15/2049	85,000	93,347
6.00%, 10/1/2036	107,000	131,447
6.22%, 4/30/2040	50,000	64,315
FedEx Corp.:
2.40%, 5/15/2031 (a)	65,000	59,456
3.25%, 5/15/2041	65,000	58,328
3.90%, 2/1/2035	49,000	48,708
4.10%, 4/15/2043	35,000	34,433
4.55%, 4/1/2046	125,000	131,369
4.95%, 10/17/2048	65,000	72,361
5.25%, 5/15/2050	200,000	232,246
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	115,000	117,539
Kansas City Southern:
3.00%, 5/15/2023	50,000	50,143
3.50%, 5/1/2050	50,000	46,585
Series *, 4.30%, 5/15/2043	150,000	152,613
Kirby Corp. 4.20%, 3/1/2028	210,000	208,616
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	50,000	46,514
3.00%, 3/15/2032	25,000	24,395
3.05%, 5/15/2050	25,000	22,318
3.65%, 8/1/2025	130,000	131,733
3.70%, 3/15/2053	25,000	24,900
3.80%, 8/1/2028	170,000	173,896
4.10%, 5/15/2121	25,000	23,526
4.15%, 2/28/2048	160,000	167,987
4.45%, 6/15/2045	50,000	53,850
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	227,000	223,906
Series MTN, 2.90%, 12/1/2026	20,000	19,459
Series MTN, 3.65%, 3/18/2024	25,000	25,280
Union Pacific Corp.:
2.38%, 5/20/2031	85,000	79,684
2.75%, 4/15/2023	75,000	75,253
2.95%, 3/10/2052	100,000	88,738
2.97%, 9/16/2062	128,000	108,248
3.20%, 5/20/2041	181,000	171,345
3.38%, 2/14/2042	20,000	19,324
3.50%, 6/8/2023	75,000	75,986
Security Description	Principal Amount	Value
3.50%, 2/14/2053	$40,000	$39,065
3.55%, 5/20/2061	100,000	95,125
3.65%, 2/15/2024	27,000	27,435
3.70%, 3/1/2029	150,000	154,699
3.75%, 7/15/2025	75,000	76,798
3.80%, 10/1/2051	200,000	204,292
3.80%, 4/6/2071	115,000	114,001
3.85%, 2/14/2072	30,000	29,763
3.88%, 2/1/2055	80,000	81,312
Series MTN, 3.55%, 8/15/2039	90,000	89,056
United Parcel Service, Inc.:
2.80%, 11/15/2024 (a)	116,000	116,508
3.40%, 9/1/2049 (a)	115,000	114,861
3.90%, 4/1/2025	150,000	154,499
4.25%, 3/15/2049	100,000	112,486
5.20%, 4/1/2040	175,000	210,458
		6,851,469
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	130,000	108,193
3.50%, 3/15/2028	25,000	24,821
3.50%, 6/1/2032	65,000	62,683
4.00%, 6/30/2030	30,000	30,407
		226,104
VENTURE CAPITAL — 0.0% (c)
Hercules Capital, Inc. 3.38%, 1/20/2027	15,000	14,099
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	50,000	45,811
2.80%, 5/1/2030	25,000	23,876
4.00%, 12/1/2046	75,000	75,525
4.15%, 6/1/2049	100,000	103,419
6.59%, 10/15/2037	100,000	129,814
Aqua America, Inc. 3.57%, 5/1/2029	60,000	59,943
Essential Utilities, Inc. 4.28%, 5/1/2049	115,000	117,928
		556,316
TOTAL CORPORATE BONDS & NOTES (Cost $344,577,096)		318,654,035
Shares
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (g) (h)	1,121,482	1,121,370

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	9,715,940	$9,715,940
TOTAL SHORT-TERM INVESTMENTS (Cost $10,837,161)		10,837,310
TOTAL INVESTMENTS — 102.2% (Cost $355,414,257)		329,491,345
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(7,021,308)
NET ASSETS — 100.0%		$322,470,037
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2022. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$864,435	$317,789,600	$—	$318,654,035
Short-Term Investments	10,837,310	—	—	10,837,310
TOTAL INVESTMENTS	$11,701,745	$317,789,600	$—	$329,491,345

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,843,012	$2,843,865	$36,918,568	$38,640,457	$(752)	$146	1,121,482	$1,121,370	$734
State Street Navigator Securities Lending Portfolio II	11,560,805	11,560,805	53,148,315	54,993,180	—	—	9,715,940	9,715,940	15,990
Total		$14,404,670	$90,066,883	$93,633,637	$(752)	$146		$10,837,310	$16,724
See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.3%
ADVERTISING — 0.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$294,000	$279,074
Clear Channel International BV 6.63%, 8/1/2025 (a)	273,000	279,186
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	375,000	371,156
7.50%, 6/1/2029 (a)	445,000	444,115
7.75%, 4/15/2028 (a)	562,000	564,866
Lamar Media Corp.:
3.63%, 1/15/2031	229,000	210,785
3.75%, 2/15/2028	200,000	189,990
4.00%, 2/15/2030	185,000	175,981
4.88%, 1/15/2029	174,000	172,298
National CineMedia LLC 5.88%, 4/15/2028 (a) (b)	297,000	259,216
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	170,000	158,114
4.63%, 3/15/2030 (a)	190,000	178,801
5.00%, 8/15/2027 (a)	266,000	260,369
6.25%, 6/15/2025 (a)	131,000	134,529
Stagwell Global LLC 5.63%, 8/15/2029 (a)	435,000	410,601
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	199,000	190,771
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	539,000	552,793
		4,832,645
AEROSPACE & DEFENSE — 2.0%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	470,000	440,376
7.13%, 6/15/2026 (a)	557,000	545,843
7.45%, 5/1/2034 (a)	68,000	69,170
7.50%, 12/1/2024 (a)	347,000	358,229
7.50%, 3/15/2025 (a)	558,000	560,946
7.88%, 4/15/2027 (a) (b)	847,000	829,526
Hexcel Corp.:
4.20%, 2/15/2027	105,000	105,871
4.95%, 8/15/2025	20,000	20,291
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	496,000	514,005
5.90%, 2/1/2027	214,000	229,639
5.95%, 2/1/2037	267,000	284,844
6.75%, 1/15/2028	173,000	189,639
6.88%, 5/1/2025	398,000	431,969
Maxar Space Robotics LLC 9.75%, 12/31/2023 (a)	167,000	177,930
Moog, Inc. 4.25%, 12/15/2027 (a)	186,000	181,052
Security Description	Principal Amount	Value
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	$457,000	$445,401
5.75%, 10/15/2027 (a)	287,000	294,402
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	115,000	110,010
3.95%, 6/15/2023 (b)	83,000	81,895
4.60%, 6/15/2028 (b)	277,000	260,294
5.50%, 1/15/2025 (a)	273,000	275,146
7.50%, 4/15/2025 (a)	484,000	501,618
TransDigm UK Holdings PLC 6.88%, 5/15/2026	288,000	293,797
TransDigm, Inc.:
4.63%, 1/15/2029	333,000	311,562
4.88%, 5/1/2029	291,000	273,293
5.50%, 11/15/2027	918,000	914,548
6.25%, 3/15/2026 (a)	1,868,000	1,923,405
6.38%, 6/15/2026	554,000	559,169
7.50%, 3/15/2027	241,000	249,493
8.00%, 12/15/2025 (a)	678,000	707,127
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	184,000	182,959
7.75%, 8/15/2025	610,000	614,404
8.88%, 6/1/2024 (a)	336,000	354,887
		13,292,740
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	129,000	131,528
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	144,000	138,790
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	405,000	368,878
10.50%, 11/1/2026 (a)	367,000	375,959
		1,015,155
AIRLINES — 1.4%
Air Canada 3.88%, 8/15/2026 (a)	556,000	525,426
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	193,000	176,852
American Airlines, Inc. 11.75%, 7/15/2025 (a)	1,324,000	1,546,498
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	1,655,600	1,654,358
5.75%, 4/20/2029 (a)	1,221,000	1,216,824
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	346,000	338,447
3.80%, 4/19/2023	244,000	246,528
4.38%, 4/19/2028 (b)	165,000	158,278
7.38%, 1/15/2026	428,000	463,088
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	640,000	640,416

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	$287,200	$305,762
United Airlines Holdings, Inc.:
4.88%, 1/15/2025 (b)	259,000	258,062
5.00%, 2/1/2024 (b)	245,000	244,510
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	539,000	530,699
4.63%, 4/15/2029 (a)	707,000	673,064
		8,978,812
APPAREL — 0.4%
Crocs, Inc.:
4.13%, 8/15/2031 (a)	135,000	114,087
4.25%, 3/15/2029 (a)	112,000	99,366
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	377,000	382,723
4.88%, 5/15/2026 (a)	370,000	374,377
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	200,000	184,310
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	193,000	177,164
Michael Kors USA, Inc. 4.50%, 11/1/2024 (a)	212,000	215,498
Under Armour, Inc. 3.25%, 6/15/2026	221,000	213,829
William Carter Co.:
5.50%, 5/15/2025 (a)	147,000	151,842
5.63%, 3/15/2027 (a)	294,000	298,134
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	430,000	382,068
		2,593,398
AUTO MANUFACTURERS — 3.2%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	402,000	365,032
4.75%, 10/1/2027 (a)	87,000	85,856
5.88%, 6/1/2029 (a)	205,000	209,299
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	476,000	500,190
Ford Holdings LLC 9.30%, 3/1/2030	99,000	123,331
Ford Motor Co.:
3.25%, 2/12/2032	865,000	772,454
4.35%, 12/8/2026 (b)	473,000	475,781
4.75%, 1/15/2043	882,000	798,051
5.29%, 12/8/2046	539,000	523,261
6.63%, 10/1/2028	368,000	402,809
7.40%, 11/1/2046	289,000	337,983
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	720,000	683,806
2.70%, 8/10/2026	504,000	468,770
2.90%, 2/16/2028	352,000	317,296
2.90%, 2/10/2029	437,000	389,336
3.10%, 5/4/2023	539,000	538,477
3.35%, 11/1/2022	194,000	194,526
Security Description	Principal Amount	Value
3.37%, 11/17/2023	$507,000	$506,067
3.38%, 11/13/2025	1,028,000	1,005,168
3.63%, 6/17/2031	385,000	347,898
3.66%, 9/8/2024	400,000	395,288
3.81%, 1/9/2024	488,000	487,224
3.82%, 11/2/2027	529,000	502,862
4.00%, 11/13/2030	613,000	576,851
4.06%, 11/1/2024	663,000	661,323
4.13%, 8/17/2027	553,000	540,746
4.14%, 2/15/2023	256,000	257,905
4.27%, 1/9/2027	274,000	269,745
4.38%, 8/6/2023	1,017,000	1,026,661
4.54%, 8/1/2026	637,000	636,822
4.69%, 6/9/2025	364,000	367,283
4.95%, 5/28/2027	600,000	610,014
5.11%, 5/3/2029	686,000	690,630
5.13%, 6/16/2025	684,000	701,127
5.58%, 3/18/2024	649,000	668,178
Series GMTN, 4.39%, 1/8/2026	428,000	426,613
Ford Motor Credit Co., LLC 4.13%, 8/4/2025	586,000	583,422
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	432,000	376,838
5.50%, 7/15/2029 (a)	200,000	177,980
5.88%, 1/15/2028 (a)	287,000	262,766
7.75%, 10/15/2025 (a)	374,000	388,979
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	252,000	256,758
Mclaren Finance PLC 7.50%, 8/1/2026 (a) (b)	210,000	206,699
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	354,000	347,745
Wabash National Corp. 4.50%, 10/15/2028 (a)	480,000	433,402
		20,899,252
AUTO PARTS & EQUIPMENT — 1.4%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	137,000	131,568
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	220,000	206,257
6.25%, 3/15/2026	152,000	153,902
6.50%, 4/1/2027	238,000	234,306
6.88%, 7/1/2028 (b)	289,000	288,402
Clarios Global L.P. 6.75%, 5/15/2025 (a)	415,000	429,662
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	359,000	370,337
8.50%, 5/15/2027 (a)	813,000	843,634
Cooper-Standard Automotive, Inc.:
5.63%, 11/15/2026 (a)	243,000	128,766

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
13.00%, 6/1/2024 (a)	$55,000	$56,074
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	232,000	234,366
Dana, Inc.:
4.25%, 9/1/2030	219,000	200,271
4.50%, 2/15/2032	100,000	89,686
5.38%, 11/15/2027	343,000	341,065
5.63%, 6/15/2028	158,000	159,675
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	223,000	224,017
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	215,000	187,704
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	258,000	251,405
5.00%, 5/31/2026 (b)	356,000	353,316
5.00%, 7/15/2029 (a) (b)	305,000	285,041
5.25%, 4/30/2031 (b)	214,000	201,370
5.25%, 7/15/2031 (a)	230,000	213,093
5.63%, 4/30/2033	319,000	294,660
9.50%, 5/31/2025	375,000	397,331
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	212,000	209,199
4.75%, 9/15/2026 (a)	427,000	417,760
6.00%, 5/15/2027 (a)	202,000	197,974
Meritor, Inc.:
4.50%, 12/15/2028 (a)	105,000	105,383
6.25%, 6/1/2025 (a)	117,000	120,805
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	100,000	91,219
Tenneco, Inc.:
5.00%, 7/15/2026 (b)	192,000	188,834
5.13%, 4/15/2029 (a)	325,000	322,364
7.88%, 1/15/2029 (a)	277,000	291,883
Titan International, Inc. 7.00%, 4/30/2028	203,000	204,399
Wheel Pros, Inc. 6.50%, 5/15/2029 (a) (b)	140,000	122,633
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	468,000	469,619
		9,017,980
BANKS — 1.5%
Commerzbank AG 8.13%, 9/19/2023 (a)	849,000	896,705
Deutsche Bank AG:
4.50%, 4/1/2025	872,000	874,477
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	502,000	489,942
5 year USD Swap + 2.25%, 4.30%, 5/24/2028 (c)	773,000	764,412
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	251,000	224,336
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	239,000	247,255
Security Description	Principal Amount	Value
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	$309,000	$286,653
7.63%, 5/1/2026 (a)	284,000	271,300
8.13%, 11/15/2024 (a)	371,000	369,705
8.25%, 4/15/2025 (a)	309,000	308,255
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	981,000	990,065
5.71%, 1/15/2026 (a)	662,000	681,522
1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	348,000	307,987
1 year CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	298,000	254,990
Popular, Inc. 6.13%, 9/14/2023	88,000	90,165
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (c)	318,000	378,868
Synovus Financial Corp. 5 year USD Swap + 3.38%, 5.90%, 2/7/2029 (c)	419,000	428,109
Texas Capital Bancshares, Inc. 5 year CMT + 3.15%, 4.00%, 5/6/2031 (c)	130,000	126,287
UniCredit SpA:
5 year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	609,000	582,691
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (b) (c)	434,000	426,518
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	584,000	619,525
		9,619,767
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	300,000	271,830
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	371,000	317,034
		588,864
BIOTECHNOLOGY — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	217,000	194,638
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a) (b)	275,000	260,708
		455,346
BUILDING MATERIALS — 1.0%
Boise Cascade Co. 4.88%, 7/1/2030 (a)	113,000	110,059
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	425,000	395,768
5.00%, 3/1/2030 (a)	160,000	157,557
6.75%, 6/1/2027 (a)	300,000	311,121

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	$181,000	$168,104
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	171,000	145,952
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	85,000	84,664
Griffon Corp. 5.75%, 3/1/2028	340,000	326,764
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	100,000	98,816
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	36,000	34,888
4.88%, 12/15/2027 (a)	95,000	90,807
JELD-WEN, Inc. 6.25%, 5/15/2025 (a) (b)	175,000	180,126
Koppers, Inc. 6.00%, 2/15/2025 (a)	185,000	181,378
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	123,000	113,691
Masonite International Corp. 5.38%, 2/1/2028 (a)	200,000	201,506
Miwd Holdco Ii LLC/Miwd Finance Corp. 5.50%, 2/1/2030 (a)	325,000	303,917
New Enterprise Stone & Lime Co., Inc.:
5.25%, 7/15/2028 (a)	175,000	168,170
9.75%, 7/15/2028 (a)	110,000	110,924
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	180,000	167,884
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	634,000	624,116
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	264,000	231,832
4.38%, 7/15/2030 (a)	626,000	573,516
4.75%, 1/15/2028 (a)	367,000	353,208
5.00%, 2/15/2027 (a)	476,000	472,682
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	282,000	278,565
6.50%, 3/15/2027 (a)	502,000	511,970
Victors Merger Corp. 6.38%, 5/15/2029 (a)	259,000	212,406
		6,610,391
CHEMICALS — 2.0%
Ashland LLC:
3.38%, 9/1/2031 (a)	100,000	89,066
6.88%, 5/15/2043	100,000	117,048
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (a)	372,000	345,662
7.50%, 9/30/2029 (a)	195,000	173,585
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	185,000	162,656
Security Description	Principal Amount	Value
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	$182,000	$175,104
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	115,000	99,414
Chemours Co.:
4.63%, 11/15/2029 (a)	211,000	193,557
5.38%, 5/15/2027 (b)	134,000	133,678
5.75%, 11/15/2028 (a)	366,000	355,712
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	200,000	186,258
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a) (b)	421,000	386,764
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	185,000	185,703
Diamond BC B.V. 4.63%, 10/1/2029 (a) (b)	85,000	76,072
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	333,000	312,018
EverArc Escrow S.A.R.L. 5.00%, 10/30/2029 (a)	212,000	193,577
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	131,000	132,638
GPD Cos, Inc. 10.13%, 4/1/2026 (a)	551,000	573,079
HB Fuller Co.:
4.00%, 2/15/2027	109,000	107,627
4.25%, 10/15/2028	137,000	128,442
Herens Holdco Sarl 4.75%, 5/15/2028 (a)	297,000	266,852
Hexion, Inc. 7.88%, 7/15/2027 (a) (b)	133,000	140,786
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	268,000	271,312
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	431,000	398,938
Ingevity Corp.:
3.88%, 11/1/2028 (a)	159,000	143,720
4.50%, 2/1/2026 (a)	175,000	169,012
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	29,000	31,020
LSF11 A5 Holdco LLC 6.63%, 10/15/2029 (a)	130,000	120,938
Methanex Corp.:
4.25%, 12/1/2024	58,000	58,003
5.13%, 10/15/2027	376,000	377,936
5.25%, 12/15/2029	349,000	354,176
5.65%, 12/1/2044	139,000	127,196
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	62,000	59,219
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	189,000	174,381

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 6/1/2024 (a)	$573,000	$579,366
5.00%, 5/1/2025 (a)	83,000	83,115
5.25%, 6/1/2027 (a)	411,000	409,656
OCI NV 4.63%, 10/15/2025 (a)	65,000	65,632
Olin Corp.:
5.00%, 2/1/2030	222,000	219,121
5.13%, 9/15/2027	142,000	141,612
5.63%, 8/1/2029	289,000	292,928
Olympus Water US Holding Corp.:
4.25%, 10/1/2028 (a)	205,000	186,435
6.25%, 10/1/2029 (a) (b)	185,000	163,766
PMHC II, Inc. 9.00%, 2/15/2030 (a)	290,000	256,238
Polar US Borrower LLC/Schenectady International Group, Inc. 6.75%, 5/15/2026 (a) (b)	290,000	247,593
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	273,000	268,291
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a)	98,000	98,270
7.63%, 1/15/2026 (a)	275,371	274,068
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	521,000	492,267
6.63%, 5/1/2029 (a) (b)	244,000	219,283
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	248,000	228,078
SPCM SA:
3.13%, 3/15/2027 (a)	200,000	184,064
3.38%, 3/15/2030 (a)	70,000	61,977
TPC Group, Inc. 10.50%, 8/1/2024 (a)	364,000	149,207
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	185,000	170,934
5.38%, 9/1/2025 (a)	225,000	222,426
Tronox, Inc.:
4.63%, 3/15/2029 (a)	343,000	321,075
6.50%, 5/1/2025 (a)	164,000	170,060
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	162,000	140,347
4.25%, 2/15/2030 (a)	231,000	211,291
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a) (b)	118,000	94,573
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	258,000	252,352
5.63%, 10/1/2024 (a)	120,000	121,711
5.63%, 8/15/2029 (a)	320,000	299,130
		13,446,015
Security Description	Principal Amount	Value
COAL — 0.1%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	$258,000	$257,819
Coronado Finance Pty, Ltd. 10.75%, 5/15/2026 (a)	125,000	134,164
Natural Resource Partners L.P./NRP Finance Corp. 9.13%, 6/30/2025 (a)	112,000	114,283
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	65,000	64,464
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	202,000	190,591
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	175,000	184,719
		946,040
COMMERCIAL SERVICES — 4.1%
ADT Security Corp.:
4.13%, 6/15/2023	75,000	75,860
4.13%, 8/1/2029 (a)	440,000	408,725
4.88%, 7/15/2032 (a)	464,000	428,230
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	355,000	343,320
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	182,000	169,216
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	227,000	219,046
Albion Financing 2SARL 8.75%, 4/15/2027 (a)	180,000	173,142
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a)	335,000	295,812
6.63%, 7/15/2026 (a)	846,000	856,634
9.75%, 7/15/2027 (a)	621,000	641,810
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l:
4.63%, 6/1/2028 (a)	186,000	173,988
4.63%, 6/1/2028 (a)	378,000	356,991
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	359,000	341,373
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	112,000	103,909
4.63%, 10/1/2027 (a)	170,000	165,769
APi Escrow Corp. 4.75%, 10/15/2029 (a)	150,000	139,497
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	89,000	81,769
Aptim Corp. 7.75%, 6/15/2025 (a)	227,000	180,549
APX Group, Inc.:
5.75%, 7/15/2029 (a) (b)	221,000	201,903

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 2/15/2027 (a)	$384,000	$392,532
ASGN, Inc. 4.63%, 5/15/2028 (a)	190,000	185,430
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	197,000	189,272
5.38%, 3/1/2029 (a) (b)	216,000	212,751
5.75%, 7/15/2027 (a) (b)	224,000	223,854
5.75%, 7/15/2027 (a)	231,000	231,229
Block, Inc.:
2.75%, 6/1/2026 (a)	247,000	233,576
3.50%, 6/1/2031 (a)	407,000	374,241
Brink's Co.:
4.63%, 10/15/2027 (a)	312,000	303,701
5.50%, 7/15/2025 (a)	190,000	191,488
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	100,000	93,374
Cimpress PLC 7.00%, 6/15/2026 (a)	373,000	355,074
CoreCivic, Inc.:
4.75%, 10/15/2027	109,000	94,898
8.25%, 4/15/2026	321,000	332,001
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	304,000	286,374
CPI CG, Inc. 8.63%, 3/15/2026 (a)	429,000	417,065
Deluxe Corp. 8.00%, 6/1/2029 (a)	330,000	335,534
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	172,000	164,761
6.00%, 6/1/2029 (a)	114,000	102,537
9.50%, 11/1/2027 (a)	429,000	440,386
Gartner, Inc.:
3.63%, 6/15/2029 (a)	153,000	144,810
3.75%, 10/1/2030 (a)	172,000	161,501
4.50%, 7/1/2028 (a)	345,000	343,889
Graham Holdings Co. 5.75%, 6/1/2026 (a)	277,000	284,196
Grand Canyon University:
4.13%, 10/1/2024	200,000	197,294
5.13%, 10/1/2028	185,000	180,164
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	110,000	104,771
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	466,000	472,440
Hertz Corp.:
4.63%, 12/1/2026 (a)	215,000	200,922
5.00%, 12/1/2029 (a)	366,000	332,921
Korn Ferry 4.63%, 12/15/2027 (a)	100,000	97,487
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	174,000	167,612
Security Description	Principal Amount	Value
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	$287,000	$269,720
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	120,000	124,878
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	494,000	473,865
5.75%, 11/1/2028 (a) (b)	563,000	508,687
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	385,000	379,491
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a)	110,000	110,778
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 7/15/2029 (a)	269,000	268,231
4.75%, 7/15/2031 (a)	423,000	422,395
5.63%, 10/1/2028 (a)	381,000	383,663
5.88%, 10/1/2030 (a)	531,000	532,227
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	337,000	326,627
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 6/15/2029 (a)	389,000	331,226
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	209,000	201,148
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	319,000	292,517
5.25%, 4/15/2024 (a)	302,000	309,414
5.75%, 4/15/2026 (a)	766,000	781,243
6.25%, 1/15/2028 (a)	490,000	479,886
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	180,000	166,995
Rent-A-Center, Inc. 6.38%, 2/15/2029 (a) (b)	254,000	232,707
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	213,000	216,067
RR Donnelley & Sons Co. 6.13%, 11/1/2026 (a)	156,000	160,819
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	303,000	316,468
9.25%, 4/15/2025 (a)	602,000	667,678
Service Corp. International:
3.38%, 8/15/2030	320,000	289,066
4.00%, 5/15/2031	252,000	235,116
4.63%, 12/15/2027	179,000	181,527
5.13%, 6/1/2029	348,000	354,448
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	169,000	164,209
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	312,000	255,057
Sotheby's 7.38%, 10/15/2027 (a)	462,000	474,197

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	$149,000	$144,311
StoneMor, Inc. 8.50%, 5/15/2029 (a)	167,000	166,781
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	304,000	273,530
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	193,000	178,602
United Rentals North America, Inc.:
3.75%, 1/15/2032	328,000	305,916
3.88%, 2/15/2031 (b)	418,000	395,248
4.00%, 7/15/2030	327,000	313,125
4.88%, 1/15/2028	606,000	615,678
5.25%, 1/15/2030	307,000	316,526
5.50%, 5/15/2027	434,000	448,409
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	393,000	409,050
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	283,000	284,486
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	259,000	210,479
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	100,000	97,629
		27,275,748
COMPUTERS — 1.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	155,000	138,618
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	256,000	247,306
4.00%, 7/1/2029 (a)	131,000	127,944
Condor Merger Sub, Inc. 7.38%, 2/15/2030 (a)	900,000	863,100
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	420,000	398,022
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	274,000	251,324
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024 (b)	261,000	251,805
9.38%, 7/15/2025 (a)	444,000	452,853
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	359,000	171,520
KBR, Inc. 4.75%, 9/30/2028 (a)	257,000	251,171
NCR Corp.:
5.00%, 10/1/2028 (a)	350,000	335,381
5.13%, 4/15/2029 (a)	537,000	516,454
5.25%, 10/1/2030 (a)	440,000	416,777
5.75%, 9/1/2027 (a)	100,000	100,233
6.13%, 9/1/2029 (a)	221,000	221,570
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	151,000	149,253
Security Description	Principal Amount	Value
8.25%, 2/1/2028 (a)	$532,000	$543,975
Science Applications International Corp. 4.88%, 4/1/2028 (a)	173,000	171,386
Seagate HDD Cayman:
3.13%, 7/15/2029	202,797	182,047
3.38%, 7/15/2031	187,000	166,482
4.09%, 6/1/2029	236,000	228,783
4.13%, 1/15/2031	186,000	176,265
4.75%, 1/1/2025	117,000	119,718
4.88%, 3/1/2024	227,000	233,685
4.88%, 6/1/2027	192,000	197,668
5.75%, 12/1/2034	315,000	322,160
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 6/1/2025 (a)	184,000	186,123
Unisys Corp. 6.88%, 11/1/2027 (a)	214,000	224,259
Vericast Corp. 11.00%, 9/15/2026 (a)	597,870	583,533
Virtusa Corp. 7.13%, 12/15/2028 (a)	288,000	269,614
		8,499,029
COSMETICS/PERSONAL CARE — 0.3%
Avon Products, Inc. 6.50%, 3/15/2023 (b)	259,000	261,359
Coty, Inc.:
5.00%, 4/15/2026 (a)	412,000	401,292
6.50%, 4/15/2026 (a) (b)	232,000	232,144
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a)	227,000	212,563
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	107,000	98,436
5.50%, 6/1/2028 (a)	357,000	355,358
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	290,000	233,656
Revlon Consumer Products Corp. 6.25%, 8/1/2024	100,000	44,098
		1,838,906
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	299,000	287,485
Avient Corp.:
5.25%, 3/15/2023	79,000	80,158
5.75%, 5/15/2025 (a)	338,000	346,970
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	254,000	239,497
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a)	367,000	385,200

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	$539,000	$504,472
IAA, Inc. 5.50%, 6/15/2027 (a)	172,000	172,839
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	373,000	377,659
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	166,000	151,067
Ritchie Bros Holdings, Inc. 4.75%, 12/15/2031 (a)	180,000	175,520
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	224,000	224,022
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	253,000	166,335
REGS, 13.13%, 11/15/2027 (a)	190,000	81,643
		3,192,867
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a)	155,000	166,727
AerCap Holdings NV 5 year CMT + 4.54%, 5.88%, 10/10/2079 (c)	195,000	189,487
AG Issuer LLC 6.25%, 3/1/2028 (a)	202,000	202,055
Ally Financial, Inc. 5.75%, 11/20/2025	555,000	584,409
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	242,000	232,843
Asteroid Private Merger Sub, Inc. 8.50%, 11/15/2029 (a)	282,000	272,263
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	400,000	385,600
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	290,000	258,924
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	350,000	299,575
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	455,000	402,079
3.63%, 10/1/2031 (a) (b)	320,000	274,662
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	329,000	331,050
6.63%, 3/15/2026 (b)	238,000	243,481
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	501,000	430,770
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	482,000	498,123
Enova International, Inc.:
8.50%, 9/1/2024 (a)	105,000	104,410
8.50%, 9/15/2025 (a)	219,000	218,025
Finance of America Funding LLC 7.88%, 11/15/2025 (a) (b)	202,000	188,880
Security Description	Principal Amount	Value
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	$863,209	$784,881
goeasy, Ltd.:
4.38%, 5/1/2026 (a)	204,000	193,314
5.38%, 12/1/2024 (a)	349,000	348,208
Home Point Capital, Inc. 5.00%, 2/1/2026 (a) (b)	217,000	177,836
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	242,000	229,242
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	355,000	340,573
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	345,000	328,295
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	469,000	415,792
6.50%, 11/1/2025 (a)	440,000	415,972
LFS Topco LLC 5.88%, 10/15/2026 (a)	125,000	117,690
LPL Holdings, Inc.:
4.00%, 3/15/2029 (a)	367,000	348,228
4.38%, 5/15/2031 (a)	50,000	48,395
4.63%, 11/15/2027 (a) (b)	271,000	266,501
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	245,000	216,798
6.50%, 5/1/2028 (a)	393,000	370,434
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	252,000	233,108
5.50%, 8/15/2028 (a)	352,000	338,997
5.75%, 11/15/2031 (a)	272,000	259,431
6.00%, 1/15/2027 (a)	267,000	272,012
Navient Corp.:
4.88%, 3/15/2028	244,000	224,563
5.00%, 3/15/2027	283,000	270,644
5.50%, 3/15/2029	145,000	135,508
5.88%, 10/25/2024	293,000	298,901
6.75%, 6/25/2025	450,000	462,613
6.75%, 6/15/2026	265,000	272,269
7.25%, 9/25/2023	10,000	10,387
Series MTN, 5.63%, 8/1/2033	347,000	291,969
Series MTN, 6.13%, 3/25/2024	510,000	522,939
NFP Corp.:
4.88%, 8/15/2028 (a)	281,000	269,260
6.88%, 8/15/2028 (a)	769,000	734,295
OneMain Finance Corp.:
3.50%, 1/15/2027	70,000	64,819
3.88%, 9/15/2028	225,000	203,688
4.00%, 9/15/2030 (b)	385,000	339,751
5.38%, 11/15/2029	296,000	288,055
5.63%, 3/15/2023	409,000	416,759
6.13%, 3/15/2024	667,000	683,402
6.63%, 1/15/2028	398,000	416,861

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 3/15/2025	$669,000	$703,373
7.13%, 3/15/2026	791,000	845,603
8.25%, 10/1/2023	282,000	297,298
8.88%, 6/1/2025	380,000	400,585
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	86,000	87,691
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	387,000	332,023
5.38%, 10/15/2025 (a)	493,000	487,257
5.75%, 9/15/2031 (a)	225,000	201,467
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	221,000	206,653
PRA Group, Inc.:
5.00%, 10/1/2029 (a)	135,000	128,079
7.38%, 9/1/2025 (a)	268,000	279,411
Provident Funding Associates L.P. / PFG Finance Corp. 6.38%, 6/15/2025 (a)	200,000	196,582
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	423,000	388,991
3.63%, 3/1/2029 (a)	308,000	281,417
3.88%, 3/1/2031 (a)	467,000	418,250
4.00%, 10/15/2033 (a)	373,000	327,151
SLM Corp.:
3.13%, 11/2/2026	202,000	187,444
4.20%, 10/29/2025	224,000	222,277
StoneX Group,Inc. 8.63%, 6/15/2025 (a)	604,000	630,926
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	97,000	95,595
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	454,000	440,167
5.50%, 4/15/2029 (a)	355,000	316,468
5.75%, 6/15/2027 (a)	453,000	420,996
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38%, 2/1/2030 (a)	149,000	140,219
World Acceptance Corp. 7.00%, 11/1/2026 (a)	170,000	149,865
		25,081,541
ELECTRIC — 2.3%
AES Andres B.V. 5.70%, 5/4/2028 (a)	89,000	84,213
Algonquin Power & Utilities Corp. 5 year CMT + 3.25%, 4.75%, 1/18/2082 (c)	280,000	261,957
Calpine Corp.:
3.75%, 3/1/2031 (a)	341,000	305,553
4.50%, 2/15/2028 (a)	497,000	484,973
4.63%, 2/1/2029 (a)	264,000	244,287
Security Description	Principal Amount	Value
5.00%, 2/1/2031 (a)	$422,000	$384,337
5.13%, 3/15/2028 (a)	781,000	745,051
5.25%, 6/1/2026 (a)	177,000	178,391
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	395,000	369,997
3.75%, 1/15/2032 (a)	145,000	133,851
4.75%, 3/15/2028 (a)	173,000	173,863
DPL, Inc.:
4.13%, 7/1/2025	148,000	147,084
4.35%, 4/15/2029	114,000	111,365
Drax Finco PLC 6.63%, 11/1/2025 (a)	223,000	225,979
Electricite de France SA USD 10 year swap rate + 3.04%, 5.63%, 1/22/2024 (a) (c)	782,000	785,926
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	581,000	616,290
FirstEnergy Corp.:
2.05%, 3/1/2025	112,000	107,072
2.65%, 3/1/2030	74,000	67,270
Series A, 1.60%, 1/15/2026	89,000	83,466
Series B, 2.25%, 9/1/2030	223,000	197,959
Series B, 4.40%, 7/15/2027	560,000	563,713
Series C, 3.40%, 3/1/2050	375,000	316,178
Series C, 5.35%, 7/15/2047	450,000	469,643
Series C, 7.38%, 11/15/2031	654,000	807,664
InterGen NV 7.00%, 6/30/2023 (a)	102,000	100,015
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	133,000	124,186
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	74,000	73,145
4.25%, 7/15/2024 (a)	40,000	40,505
4.50%, 9/15/2027 (a)	504,000	502,347
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	228,000	203,070
3.63%, 2/15/2031 (a)	426,000	375,306
3.88%, 2/15/2032 (a)	420,000	370,973
5.25%, 6/15/2029 (a)	338,000	330,202
5.75%, 1/15/2028	399,000	405,603
6.63%, 1/15/2027	170,000	175,438
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	257,000	252,891
PG&E Corp.:
5.00%, 7/1/2028	428,000	413,581
5.25%, 7/1/2030	403,000	390,422
Pike Corp. 5.50%, 9/1/2028 (a)	164,000	154,314

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Talen Energy Supply LLC:
6.50%, 6/1/2025	$217,000	$54,380
6.63%, 1/15/2028 (a) (b)	415,000	385,817
7.25%, 5/15/2027 (a) (b)	422,000	394,017
7.63%, 6/1/2028 (a) (b)	156,000	144,699
10.50%, 1/15/2026 (a)	272,000	67,464
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	179,000	177,935
TransAlta Corp. 6.50%, 3/15/2040	191,000	198,056
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	577,000	545,190
5.00%, 7/31/2027 (a)	599,000	589,057
5.50%, 9/1/2026 (a)	264,000	265,362
5.63%, 2/15/2027 (a)	563,000	562,713
		15,162,770
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	316,000	276,532
4.75%, 6/15/2028 (a)	290,000	263,755
6.50%, 12/31/2027 (a)	200,000	198,002
EnerSys:
4.38%, 12/15/2027 (a)	263,000	251,383
5.00%, 4/30/2023 (a)	90,000	90,500
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	527,000	548,027
7.25%, 6/15/2028 (a)	570,000	605,049
		2,233,248
ELECTRONICS — 0.5%
Atkore, Inc. 4.25%, 6/1/2031 (a)	89,000	83,604
II-VI, Inc. 5.00%, 12/15/2029 (a)	345,000	338,752
Imola Merger Corp. 4.75%, 5/15/2029 (a)	901,000	867,618
Likewize Corp. 9.75%, 10/15/2025 (a)	261,000	264,223
Sensata Technologies B.V.:
4.00%, 4/15/2029 (a)	274,000	260,826
4.88%, 10/15/2023 (a)	233,000	240,836
5.00%, 10/1/2025 (a)	306,000	311,520
5.63%, 11/1/2024 (a)	123,000	127,796
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	301,000	278,840
4.38%, 2/15/2030 (a)	159,000	152,238
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	144,000	134,224
		3,060,477
ENERGY-ALTERNATE SOURCES — 0.3%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	93,000	89,996
Security Description	Principal Amount	Value
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	$286,000	$294,346
Renewable Energy Group, Inc. 5.88%, 6/1/2028 (a)	182,000	195,761
Sunnova Energy Corp. 5.88%, 9/1/2026 (a) (b)	203,000	194,133
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	222,000	222,724
4.75%, 1/15/2030 (a)	288,000	281,085
5.00%, 1/31/2028 (a)	292,000	291,223
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	254,710	278,925
		1,848,193
ENGINEERING & CONSTRUCTION — 0.7%
AECOM 5.13%, 3/15/2027	232,000	237,236
Arcosa, Inc. 4.38%, 4/15/2029 (a)	167,000	158,411
Artera Services LLC 9.03%, 12/4/2025 (a)	679,000	678,599
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	429,000	399,073
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	156,000	150,858
Cellnex Finance Co. SA 3.88%, 7/7/2041 (a)	125,000	100,515
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	202,000	190,395
Fluor Corp.:
3.50%, 12/15/2024 (b)	149,000	148,786
4.25%, 9/15/2028 (b)	282,000	278,015
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	99,000	95,687
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	181,000	172,926
IEA Energy Services LLC 6.63%, 8/15/2029 (a)	285,000	268,071
INNOVATE Corp. 8.50%, 2/1/2026 (a)	289,000	283,639
Promontoria Holding 264 BV 7.88%, 3/1/2027 (a)	200,000	194,420
Railworks Holdings L.P./Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	160,000	164,245
TopBuild Corp. 3.63%, 3/15/2029 (a)	217,000	197,487
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	377,000	352,514
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	139,000	130,386

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	$575,000	$530,282
		4,731,545
ENTERTAINMENT — 3.0%
Affinity Gaming 6.88%, 12/15/2027 (a)	433,000	422,976
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	345,000	340,601
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a)	240,000	233,371
10.00%, 6/15/2026 (a)	637,498	571,982
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	284,000	278,042
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	118,000	113,758
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	385,000	361,088
6.25%, 7/1/2025 (a)	1,475,600	1,525,136
8.13%, 7/1/2027 (a)	688,000	737,956
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	368,000	376,545
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	100,000	101,124
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	350,000	353,745
Cedar Fair L.P. 5.25%, 7/15/2029 (b)	232,000	226,506
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	164,000	162,367
5.50%, 5/1/2025 (a)	345,000	354,370
6.50%, 10/1/2028	144,000	146,703
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	252,000	244,443
5.50%, 4/1/2027 (a)	188,000	190,286
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	218,000	203,662
5.88%, 3/15/2026 (a) (b)	52,000	50,495
8.75%, 5/1/2025 (a)	525,000	548,893
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	275,000	269,396
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	200,000	189,502
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	52,000	54,131
International Game Technology PLC:
4.13%, 4/15/2026 (a)	216,000	213,294
5.25%, 1/15/2029 (a)	297,000	296,332
Security Description	Principal Amount	Value
6.25%, 1/15/2027 (a)	$356,000	$372,682
6.50%, 2/15/2025 (a)	454,000	476,464
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	280,000	283,830
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	333,000	320,955
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	238,000	224,158
4.75%, 10/15/2027 (a)	289,000	281,841
4.88%, 11/1/2024 (a)	272,000	273,423
5.63%, 3/15/2026 (a)	115,000	117,119
6.50%, 5/15/2027 (a)	390,000	415,096
Merlin Entertainments, Ltd. 5.75%, 6/15/2026 (a)	211,000	208,141
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	260,000	240,045
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a)	88,000	90,187
8.00%, 2/1/2026 (a)	619,000	608,551
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	310,000	291,961
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	322,000	356,261
Penn National Gaming, Inc.:
4.13%, 7/1/2029 (a) (b)	139,000	124,163
5.63%, 1/15/2027 (a)	167,000	165,981
Powdr Corp. 6.00%, 8/1/2025 (a)	204,000	209,100
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	395,000	340,052
5.88%, 9/1/2031 (a)	375,000	321,086
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	81,000	77,575
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	610,000	552,642
4.63%, 4/6/2031 (a)	285,000	251,424
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (a)	175,000	172,445
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	365,000	374,125
7.00%, 5/15/2028 (a)	296,000	306,952
7.25%, 11/15/2029 (a)	123,000	128,886

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
8.25%, 3/15/2026 (a)	$406,000	$422,747
8.63%, 7/1/2025 (a)	198,000	208,395
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	168,000	160,443
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	298,000	298,772
5.50%, 4/15/2027 (a) (b)	105,000	104,872
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	356,000	372,664
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	180,000	176,524
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	266,000	275,275
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	220,000	197,490
3.75%, 12/1/2029 (a)	209,000	195,958
3.88%, 7/15/2030 (a)	219,000	208,933
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	481,000	500,206
REGS, 5.13%, 10/1/2029 (a)	338,000	318,156
		19,592,284
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	205,000	205,925
5.13%, 7/15/2029 (a)	119,000	119,387
Covanta Holding Corp.:
4.88%, 12/1/2029 (a)	132,000	126,007
5.00%, 9/1/2030	146,000	138,869
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	362,000	339,983
3.75%, 8/1/2025 (a)	348,000	341,311
4.00%, 8/1/2028 (a)	292,000	268,544
4.25%, 6/1/2025 (a)	156,000	154,696
4.38%, 8/15/2029 (a)	185,000	172,324
4.75%, 6/15/2029 (a)	232,000	221,265
5.13%, 12/15/2026 (a)	289,000	291,552
Harsco Corp. 5.75%, 7/31/2027 (a)	240,000	232,361
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	208,000	191,803
5.88%, 6/30/2029 (a)	394,000	353,264
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	145,000	135,893
5.38%, 7/15/2024 (a)	304,000	309,852
Tervita Corp. 11.00%, 12/1/2025 (a)	243,000	275,389
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	211,000	199,188
		4,077,613
Security Description	Principal Amount	Value
FOOD — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	$316,000	$298,525
3.50%, 2/15/2023 (a)	252,000	252,234
3.50%, 3/15/2029 (a)	542,000	489,274
4.63%, 1/15/2027 (a)	495,000	479,086
4.88%, 2/15/2030 (a)	433,000	420,123
5.88%, 2/15/2028 (a)	296,000	295,535
7.50%, 3/15/2026 (a)	320,000	338,662
B&G Foods, Inc.:
5.25%, 4/1/2025	515,000	503,969
5.25%, 9/15/2027 (b)	219,000	209,160
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	341,000	296,203
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	108,000	99,647
7.50%, 4/15/2025 (a) (b)	260,000	251,446
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	300,000	329,817
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	169,000	167,743
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	296,000	290,793
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	176,000	169,129
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	136,000	128,743
Kraft Heinz Foods Co. 6.88%, 1/26/2039	10,000	12,329
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	305,000	284,861
4.38%, 1/31/2032 (a)	285,000	266,113
4.88%, 5/15/2028 (a)	226,000	226,000
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	508,000	462,575
5.50%, 10/15/2027 (a)	273,000	271,698
6.88%, 5/1/2025 (a)	98,000	101,391
Pilgrim's Pride Corp.:
3.50%, 3/1/2032 (a)	321,000	280,637
4.25%, 4/15/2031 (a)	318,000	294,064
5.88%, 9/30/2027 (a)	555,000	561,066
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	746,000	661,172
4.63%, 4/15/2030 (a)	515,000	464,422
5.50%, 12/15/2029 (a)	539,000	518,798
5.63%, 1/15/2028 (a)	592,000	581,415
5.75%, 3/1/2027 (a)	225,000	226,438
Safeway, Inc. 7.25%, 2/1/2031	104,000	114,650

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	$150,000	$150,630
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	262,000	217,473
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	345,000	323,517
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	260,000	217,641
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	132,000	135,271
US Foods, Inc.:
4.63%, 6/1/2030 (a)	333,000	308,494
4.75%, 2/15/2029 (a)	291,000	278,333
6.25%, 4/15/2025 (a)	356,000	366,399
		12,345,476
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	287,000	288,464
5.00%, 2/1/2028 (a)	465,000	451,022
6.38%, 5/1/2025 (a)	601,000	617,215
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	323,000	313,852
10.50%, 5/15/2029 (a)	283,000	291,476
		1,962,029
FOREST PRODUCTS & PAPER — 0.3%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028 (a)	145,000	131,815
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a)	142,000	131,806
5.38%, 2/1/2025 (a)	51,000	51,564
Domtar Corp. 6.75%, 10/1/2028 (a)	321,000	322,011
Glatfelter Corp. 4.75%, 11/15/2029 (a)	175,000	149,149
Mercer International, Inc.:
5.13%, 2/1/2029	229,000	220,987
5.50%, 1/15/2026 (b)	181,000	182,157
Resolute Forest Products, Inc. 4.88%, 3/1/2026 (a)	352,000	336,519
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	177,000	167,261
Sylvamo Corp. 7.00%, 9/1/2029 (a) (b)	125,000	122,684
		1,815,953
GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	344,000	344,478
5.63%, 5/20/2024	226,000	230,604
Security Description	Principal Amount	Value
5.75%, 5/20/2027	$245,000	$244,140
5.88%, 8/20/2026	315,000	314,433
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	156,000	155,897
		1,289,552
HAND & MACHINE TOOLS — 0.0% (d)
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a) (b)	67,000	68,899
HEALTH CARE PRODUCTS — 0.7%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	310,000	293,099
4.63%, 7/15/2028 (a)	485,000	479,010
Hologic, Inc.:
3.25%, 2/15/2029 (a)	275,000	256,721
4.63%, 2/1/2028 (a)	113,000	114,710
Mozart Debt Merger Sub, Inc.:
3.88%, 4/1/2029 (a)	1,940,000	1,794,403
5.25%, 10/1/2029 (a)	987,000	918,295
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	147,000	151,369
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	180,000	175,854
4.63%, 11/15/2027	205,000	207,866
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	86,000	92,269
		4,483,596
HEALTH CARE SERVICES — 5.3%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	102,000	100,663
5.50%, 7/1/2028 (a)	156,000	156,643
Air Methods Corp. 8.00%, 5/15/2025 (a) (b)	268,000	231,799
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	150,000	117,524
Akumin, Inc. 7.00%, 11/1/2025 (a)	237,000	196,757
Cano Health LLC 6.25%, 10/1/2028 (a) (b)	135,000	130,465
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	189,000	171,933
3.50%, 4/1/2030 (a)	275,000	252,621
5.00%, 7/15/2027 (a)	164,000	166,089
Centene Corp.:
2.45%, 7/15/2028	898,000	820,413
2.50%, 3/1/2031	850,000	752,666
2.63%, 8/1/2031	440,000	391,745
3.00%, 10/15/2030	998,000	919,477
3.38%, 2/15/2030	884,000	832,657
4.25%, 12/15/2027	1,098,000	1,102,227
4.63%, 12/15/2029	1,516,000	1,531,645

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	$204,000	$192,625
4.00%, 3/15/2031 (a)	190,000	179,385
4.25%, 5/1/2028 (a)	129,000	126,101
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	292,950
5.25%, 5/15/2030 (a)	435,000	417,796
5.63%, 3/15/2027 (a)	705,000	718,353
6.00%, 1/15/2029 (a)	549,000	555,319
6.13%, 4/1/2030 (a) (b)	487,000	454,386
6.88%, 4/1/2028 (a) (b)	303,000	275,109
6.88%, 4/15/2029 (a) (b)	823,000	805,709
8.00%, 3/15/2026 (a)	880,000	917,787
8.00%, 12/15/2027 (a)	624,000	661,783
DaVita, Inc.:
3.75%, 2/15/2031 (a)	426,000	373,670
4.63%, 6/1/2030 (a)	1,122,000	1,048,632
Encompass Health Corp.:
4.50%, 2/1/2028	321,000	314,622
4.63%, 4/1/2031	251,000	235,456
4.75%, 2/1/2030	355,000	341,592
5.75%, 9/15/2025	26,000	26,468
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	362,000	174,784
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	283,000	281,401
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026 (a)	416,000	418,080
HCA, Inc.:
3.50%, 9/1/2030	1,049,000	1,012,652
5.38%, 2/1/2025	910,000	948,529
5.38%, 9/1/2026	503,000	529,845
5.63%, 9/1/2028	655,000	708,068
5.88%, 5/1/2023	680,000	702,970
5.88%, 2/15/2026	607,000	645,672
5.88%, 2/1/2029	474,000	519,732
7.50%, 11/6/2033	670,000	835,798
7.69%, 6/15/2025	153,000	168,933
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	425,000	432,794
5.00%, 5/15/2027 (a)	445,000	450,175
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	219,000	211,832
6.75%, 4/15/2025 (a)	448,000	463,071
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	40,000	37,840
MEDNAX, Inc. 5.38%, 2/15/2030 (a)	200,000	193,436
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	148,000	137,923
ModivCare, Inc. 5.88%, 11/15/2025 (a)	210,000	212,159
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	250,000	241,390
Security Description	Principal Amount	Value
3.88%, 5/15/2032 (a)	$279,000	$265,622
4.38%, 6/15/2028 (a)	367,000	362,831
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	331,000	339,520
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	272,000	273,300
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	528,000	552,790
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	327,000	319,813
Select Medical Corp. 6.25%, 8/15/2026 (a)	420,000	433,822
Surgery Center Holdings, Inc.:
6.75%, 7/1/2025 (a)	144,000	143,588
10.00%, 4/15/2027 (a)	95,000	100,022
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	88,000	81,304
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	447,000	429,907
4.38%, 1/15/2030 (a)	554,000	532,267
4.63%, 7/15/2024	342,000	343,570
4.63%, 9/1/2024 (a)	278,000	280,029
4.63%, 6/15/2028 (a)	264,000	260,000
4.88%, 1/1/2026 (a)	902,000	912,734
5.13%, 11/1/2027 (a)	515,000	517,657
6.13%, 10/1/2028 (a)	1,138,000	1,156,720
6.25%, 2/1/2027 (a)	848,000	870,947
6.75%, 6/15/2023	743,000	774,191
6.88%, 11/15/2031	170,000	183,976
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	383,000	378,691
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	448,000	427,791
		35,081,243
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Stena AB 7.00%, 2/1/2024 (a)	277,000	278,825
Stena International SA:
5.75%, 3/1/2024 (a)	215,000	213,448
6.13%, 2/1/2025 (a)	214,000	214,163
		706,436
HOME BUILDERS — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	206,000	182,279
4.63%, 4/1/2030 (a)	65,000	56,663
6.63%, 1/15/2028 (a)	72,000	73,701
Beazer Homes USA, Inc.:
5.88%, 10/15/2027 (b)	120,000	115,901
7.25%, 10/15/2029	137,000	137,997

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Brookfield Residential Properties, Inc./Brookfield Residential US LLC:
4.88%, 2/15/2030 (a)	$107,000	$95,826
5.00%, 6/15/2029 (a)	314,000	288,572
6.25%, 9/15/2027 (a)	303,000	296,858
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	118,000	105,964
6.75%, 6/1/2027	199,000	206,638
Empire Communities Corp. 7.00%, 12/15/2025 (a)	238,000	234,949
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	310,000	289,025
5.00%, 3/1/2028 (a)	145,000	136,381
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	240,000	233,386
K Hovnanian Enterprises, Inc. 7.75%, 2/15/2026 (a)	25,000	25,784
KB Home:
4.80%, 11/15/2029	125,000	120,866
6.88%, 6/15/2027	90,000	96,337
7.63%, 5/15/2023	237,000	243,992
LGI Homes, Inc. 4.00%, 7/15/2029 (a)	125,000	109,928
M/I Homes, Inc.:
3.95%, 2/15/2030	450,000	396,603
4.95%, 2/1/2028	307,000	289,433
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	232,000	217,857
5.25%, 12/15/2027 (a)	3,000	2,965
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	111,000	105,692
5.13%, 6/6/2027	109,000	110,168
6.00%, 6/1/2025	121,000	127,339
New Home Co., Inc. 7.25%, 10/15/2025 (a)	318,000	307,630
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	222,000	226,209
Shea Homes L.P./Shea Homes Funding Corp.:
4.75%, 2/15/2028 (a)	203,000	192,838
4.75%, 4/1/2029 (a)	153,000	144,017
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	155,000	151,525
5.75%, 1/15/2028 (a)	152,000	157,598
5.88%, 6/15/2027 (a)	231,000	240,339
6.63%, 7/15/2027 (a)	178,000	183,568
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	88,000	90,486
5.88%, 4/15/2023 (a)	204,000	207,093
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	110,000	96,797
Security Description	Principal Amount	Value
TRI Pointe Group, Inc.:
5.25%, 6/1/2027	$262,000	$260,989
5.70%, 6/15/2028	191,000	190,670
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	365,000	379,107
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	215,000	210,838
Winnebago Industries,Inc. 6.25%, 7/15/2028 (a)	157,000	158,824
		7,499,632
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	323,000	276,989
4.00%, 4/15/2029 (a)	268,000	244,496
		521,485
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	335,000	309,748
Central Garden & Pet Co.:
4.13%, 10/15/2030	251,000	227,910
4.13%, 4/30/2031 (a)	182,000	163,953
5.13%, 2/1/2028	112,000	111,328
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	264,000	243,455
7.00%, 12/31/2027 (a) (b)	238,000	191,564
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	184,000	162,122
5.00%, 10/1/2029 (a)	87,000	81,884
5.50%, 7/15/2030 (a)	138,000	132,352
5.75%, 7/15/2025	201,000	204,684
		1,829,000
HOUSEWARES — 0.5%
American Greetings Corp. 8.75%, 4/15/2025 (a)	386,000	382,422
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	263,000	271,474
Newell Brands, Inc.:
4.10%, 4/1/2023	378,000	381,988
4.45%, 4/1/2026	741,000	745,631
4.88%, 6/1/2025	210,000	216,949
5.63%, 4/1/2036	175,000	181,944
5.75%, 4/1/2046	297,000	310,427
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031 (b)	192,000	168,140
4.38%, 2/1/2032	150,000	132,867
4.50%, 10/15/2029 (b)	174,000	163,089
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	247,000	211,617
		3,166,548

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 1.3%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	$242,000	$219,976
6.00%, 8/1/2029 (a)	188,000	174,013
7.00%, 11/15/2025 (a)	413,000	412,087
10.13%, 8/1/2026 (a)	78,000	83,494
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	272,000	262,336
5.88%, 11/1/2029 (a)	200,000	192,254
6.75%, 10/15/2027 (a)	590,000	583,374
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	306,000	292,313
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (c)	387,000	410,603
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	366,000	336,899
7.00%, 8/15/2025 (a)	195,000	194,823
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	251,000	234,115
Enstar Finance LLC:
5 year CMT + 4.01%, 5.50%, 1/15/2042 (c)	185,000	175,970
5 year CMT + 5.47%, 5.75%, 9/1/2040 (c)	211,000	210,909
Genworth Holdings, Inc.:
6.50%, 6/15/2034	234,000	225,113
Series ., 4.80%, 2/15/2024	167,000	169,697
Global Atlantic Fin Co. 5 year CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	464,000	437,612
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	172,000	173,921
HUB International, Ltd.:
5.63%, 12/1/2029 (a)	230,000	224,183
7.00%, 5/1/2026 (a)	726,000	734,908
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	324,000	255,882
7.80%, 3/7/2087 (a) (b)	144,000	187,070
5 Year USD + 3.32%, 4.13%, 12/15/2051 (a) (c)	276,000	258,284
MGIC Investment Corp. 5.25%, 8/15/2028	333,000	329,201
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	411,000	432,257
ProAssurance Corp. 5.30%, 11/15/2023	100,000	102,215
Radian Group, Inc.:
4.50%, 10/1/2024	293,580	294,387
4.88%, 3/15/2027	127,000	127,737
6.63%, 3/15/2025 (b)	233,000	245,028
Ryan Specialty Group LLC 4.38%, 2/1/2030 (a)	166,000	157,478
Security Description	Principal Amount	Value
USI, Inc. 6.88%, 5/1/2025 (a)	$222,000	$222,468
		8,360,607
INTERNET — 1.3%
Acuris Finance Us, Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	194,000	178,360
ANGI Group LLC 3.88%, 8/15/2028 (a)	165,000	139,715
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	348,000	323,978
6.13%, 12/1/2028 (a)	155,000	142,981
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	50,000	46,744
5.63%, 9/15/2028 (a)	130,000	118,479
Cars.com, Inc. 6.38%, 11/1/2028 (a)	210,000	208,593
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	40,000	38,278
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (a)	404,000	348,240
Getty Images, Inc. 9.75%, 3/1/2027 (a) (b)	102,000	105,876
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	313,000	288,076
5.25%, 12/1/2027 (a)	205,000	206,087
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	347,000	300,360
ION Trading Technologies Sarl 5.75%, 5/15/2028 (a)	370,000	358,634
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a) (b)	225,000	202,581
4.13%, 8/1/2030 (a)	182,000	170,541
4.63%, 6/1/2028 (a)	251,000	243,164
5.00%, 12/15/2027 (a)	148,000	147,532
5.63%, 2/15/2029 (a)	170,000	168,841
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	325,000	307,840
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75%, 4/30/2027 (a)	120,000	113,774
6.00%, 2/15/2028 (a) (b)	63,000	55,453
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	676,000	675,358
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	454,000	431,799
Rakuten Group, Inc.:
5 year CMT + 4.56%, 5.13%, 4/22/2026 (a) (c)	313,000	288,214
5 year CMT + 4.97%, 6.25%, 4/22/2031 (a) (b) (c)	405,000	389,039

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	$358,000	$370,097
Twitter, Inc.:
3.88%, 12/15/2027 (a)	180,000	174,796
5.00%, 3/1/2030 (a)	450,000	448,096
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	510,000	478,135
6.25%, 1/15/2028 (a)	210,000	216,966
7.50%, 5/15/2025 (a)	446,000	465,356
7.50%, 9/15/2027 (a)	462,000	492,972
		8,644,955
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a)	291,000	263,390
5.25%, 4/15/2029 (a)	428,000	402,333
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	280,000	286,672
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	418,000	383,335
4.75%, 9/15/2024	465,000	467,330
5.25%, 5/15/2027	680,000	667,917
6.25%, 5/15/2026	654,000	671,141
6.38%, 12/15/2025	318,000	322,611
		3,464,729
IRON/STEEL — 0.6%
Allegheny Technologies, Inc.:
4.88%, 10/1/2029	77,000	73,000
5.13%, 10/1/2031	101,000	95,193
5.88%, 12/1/2027 (b)	163,000	162,863
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	274,000	286,020
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	197,000	206,921
Carpenter Technology Corp.:
4.45%, 3/1/2023	125,000	127,178
6.38%, 7/15/2028	300,000	300,549
7.63%, 3/15/2030	200,000	204,356
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	246
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a)	97,000	95,773
4.88%, 3/1/2031 (a) (b)	132,000	130,504
5.88%, 6/1/2027 (b)	163,000	167,375
6.25%, 10/1/2040	108,000	106,672
6.75%, 3/15/2026 (a)	472,000	497,158
9.88%, 10/17/2025 (a)	280,000	311,900
Commercial Metals Co.:
3.88%, 2/15/2031	118,000	107,334
4.13%, 1/15/2030	110,000	102,884
4.38%, 3/15/2032	110,000	102,487
Security Description	Principal Amount	Value
4.88%, 5/15/2023 (b)	$36,000	$36,537
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a)	159,000	162,067
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	260,000	268,585
TMS International Corp. 6.25%, 4/15/2029 (a)	137,000	130,036
United States Steel Corp.:
6.65%, 6/1/2037	209,000	216,445
6.88%, 3/1/2029 (b)	288,000	299,693
		4,191,776
LEISURE TIME — 1.9%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (e) (f)	50,000	280
Carnival Corp.:
4.00%, 8/1/2028 (a)	754,000	702,818
5.75%, 3/1/2027 (a)	1,272,000	1,212,432
6.00%, 5/1/2029 (a)	725,000	683,175
7.63%, 3/1/2026 (a)	875,000	880,915
9.88%, 8/1/2027 (a)	741,000	819,205
10.50%, 2/1/2026 (a)	565,000	628,602
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	158,000	148,332
Life Time, Inc.:
5.75%, 1/15/2026 (a)	496,000	495,429
8.00%, 4/15/2026 (a) (b)	229,000	228,624
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	115,000	116,931
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	144,000	128,146
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	287,000	270,483
5.88%, 3/15/2026 (a)	588,000	558,906
5.88%, 2/15/2027 (a)	375,000	370,324
7.75%, 2/15/2029 (a) (b)	113,000	114,456
NCL Finance, Ltd. 6.13%, 3/15/2028 (a)	139,000	129,191
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	276,000	246,297
4.25%, 7/1/2026 (a)	254,000	236,464
5.38%, 7/15/2027 (a)	366,000	349,797
5.50%, 8/31/2026 (a)	422,000	410,070
5.50%, 4/1/2028 (a) (b)	543,000	518,853
7.50%, 10/15/2027	153,000	162,581
9.13%, 6/15/2023 (a)	758,000	790,094
10.88%, 6/1/2023 (a)	473,000	503,839
11.50%, 6/1/2025 (a)	437,000	480,014
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	403,000	367,621
6.25%, 5/15/2025 (a)	13,000	12,203
7.00%, 2/15/2029 (a)	110,000	101,389
13.00%, 5/15/2025 (a)	340,000	377,431
Viking Ocean Cruises Ship VII, Ltd. 5.63%, 2/15/2029 (a)	230,000	210,218

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	$135,000	$124,174
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	307,000	285,869
		12,665,163
LODGING — 1.6%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	117,000	119,250
Boyd Gaming Corp.:
4.75%, 12/1/2027	276,000	274,612
4.75%, 6/15/2031 (a)	359,000	345,879
8.63%, 6/1/2025 (a)	197,000	207,185
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	453,000	463,378
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	255,000	241,852
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	519,000	469,264
3.75%, 5/1/2029 (a)	335,000	314,823
4.00%, 5/1/2031 (a)	450,000	424,773
4.88%, 1/15/2030	304,000	303,723
5.38%, 5/1/2025 (a)	487,000	498,240
5.75%, 5/1/2028 (a)	213,000	220,429
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	175,000	162,838
5.00%, 6/1/2029 (a)	267,000	254,795
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	243,000	244,888
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	77,000	72,758
4.75%, 1/15/2028	328,000	315,867
6.13%, 9/15/2025 (a)	199,000	204,260
MGM Resorts International:
4.63%, 9/1/2026	208,000	204,813
4.75%, 10/15/2028	240,000	232,022
5.50%, 4/15/2027	299,000	303,174
5.75%, 6/15/2025	332,000	339,756
6.00%, 3/15/2023	498,000	509,549
6.75%, 5/1/2025	351,000	362,906
Station Casinos LLC:
4.50%, 2/15/2028 (a)	170,000	161,468
4.63%, 12/1/2031 (a)	126,000	114,965
Studio City Co, Ltd. 7.00%, 2/15/2027 (a)	200,000	190,942
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	93,000	91,817
Security Description	Principal Amount	Value
Travel + Leisure Co.:
3.90%, 3/1/2023	$50,000	$50,125
4.50%, 12/1/2029 (a)	333,000	309,317
4.63%, 3/1/2030 (a)	141,000	131,143
5.65%, 4/1/2024	71,000	73,602
6.00%, 4/1/2027	304,000	314,369
6.60%, 10/1/2025	40,000	42,442
6.63%, 7/31/2026 (a)	417,000	436,887
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	127,000	130,174
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	80,000	77,003
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	471,000	469,479
5.50%, 3/1/2025 (a)	793,000	793,317
REGS, 5.25%, 5/15/2027 (a) (b)	154,000	149,004
		10,627,088
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	39,000	37,602
4.13%, 4/15/2029 (a) (b)	269,000	258,996
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a)	310,000	323,064
Terex Corp. 5.00%, 5/15/2029 (a)	185,000	177,730
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	290,000	264,674
Weir Group PLC 2.20%, 5/13/2026 (a)	317,000	297,479
		1,359,545
MACHINERY-DIVERSIFIED — 0.5%
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028 (a)	129,000	121,408
Clark Equipment Co. 5.88%, 6/1/2025 (a)	195,000	197,440
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	315,000	300,063
Colfax Corp. 6.38%, 2/15/2026 (a)	117,000	120,737
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	292,000	272,115
Granite US Holdings Corp. 11.00%, 10/1/2027 (a)	275,000	290,546
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	207,000	215,280
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	66,000	67,053
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	301,000	283,346
OT Merger Corp. 7.88%, 10/15/2029 (a)	292,000	256,837

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Redwood Star Merger Sub, Inc. 8.75%, 4/1/2030 (a) (g)	$217,000	$207,749
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	159,000	164,134
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	249,000	247,636
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	213,000	213,117
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	555,000	550,788
Welbilt, Inc. 9.50%, 2/15/2024	87,000	88,694
		3,596,943
MEDIA — 8.0%
Altice Financing SA:
5.00%, 1/15/2028 (a)	489,000	438,970
5.75%, 8/15/2029 (a)	827,000	752,239
AMC Networks, Inc.:
4.25%, 2/15/2029	355,000	331,435
4.75%, 8/1/2025	383,000	382,403
5.00%, 4/1/2024	449,000	449,000
Audacy Capital Corp.:
6.50%, 5/1/2027 (a)	377,000	354,112
6.75%, 3/31/2029 (a) (b)	359,000	335,249
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	559,000	531,536
Block Communications, Inc. 4.88%, 3/1/2028 (a)	129,000	125,131
Cable One, Inc. 4.00%, 11/15/2030 (a)	217,000	200,198
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	320,000	320,000
4.25%, 2/1/2031 (a)	1,349,000	1,229,586
4.25%, 1/15/2034 (a)	795,000	689,376
4.50%, 8/15/2030 (a)	1,086,000	1,019,721
4.50%, 5/1/2032	1,000,000	915,120
4.50%, 6/1/2033 (a)	728,000	653,380
4.75%, 3/1/2030 (a)	1,455,000	1,398,546
4.75%, 2/1/2032 (a)	547,000	509,760
5.00%, 2/1/2028 (a)	1,065,000	1,054,606
5.13%, 5/1/2027 (a)	1,355,000	1,357,480
5.38%, 6/1/2029 (a)	1,051,000	1,049,077
5.50%, 5/1/2026 (a)	20,000	20,328
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	395,000	393,839
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	431,000	363,191
4.50%, 11/15/2031 (a)	677,000	606,727
4.63%, 12/1/2030 (a)	889,000	742,742
5.00%, 11/15/2031 (a)	253,000	212,181
5.25%, 6/1/2024	263,000	263,555
5.38%, 2/1/2028 (a)	513,000	498,128
5.50%, 4/15/2027 (a)	600,000	594,834
Security Description	Principal Amount	Value
5.75%, 1/15/2030 (a)	$887,000	$790,051
6.50%, 2/1/2029 (a)	925,000	933,306
7.50%, 4/1/2028 (a)	563,000	553,238
4.13%, 12/1/2030 (a)	452,000	398,013
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	423,000	423,025
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	1,258,000	482,053
6.63%, 8/15/2027 (a)	621,000	128,404
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	1,498,000	1,476,758
DISH DBS Corp.:
5.00%, 3/15/2023	760,000	762,288
5.13%, 6/1/2029	632,000	538,053
5.25%, 12/1/2026 (a)	1,091,000	1,040,999
5.75%, 12/1/2028 (a)	1,015,000	963,611
5.88%, 11/15/2024	1,172,000	1,171,015
7.38%, 7/1/2028 (b)	585,000	555,083
7.75%, 7/1/2026	964,000	956,828
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	167,000	161,611
GCI LLC 4.75%, 10/15/2028 (a)	198,000	193,697
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	505,000	483,038
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	348,000	323,215
5.88%, 7/15/2026 (a)	277,000	283,784
7.00%, 5/15/2027 (a)	287,000	299,321
Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 2/15/2025 (a)	90,000	94,061
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	192,000	183,773
5.25%, 8/15/2027 (a)	280,000	277,085
6.38%, 5/1/2026	530,000	545,635
8.38%, 5/1/2027	771,000	797,029
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	277,000	264,682
6.75%, 10/15/2027 (a)	580,000	595,266
Liberty Interactive LLC:
8.25%, 2/1/2030 (b)	313,000	286,357
8.50%, 7/15/2029	218,000	203,802
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	402,000	382,161
8.00%, 8/1/2029 (a)	195,000	185,227
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	131,000	131,621

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
News Corp.:
3.88%, 5/15/2029 (a)	$366,000	$347,956
5.13%, 2/15/2032 (a)	104,000	104,573
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	279,000	269,919
5.63%, 7/15/2027 (a)	661,000	669,309
Paramount Global:
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	687,000	692,152
5 year CMT + 4.00%, 6.38%, 3/30/2062 (c)	600,000	605,394
Quebecor Media, Inc. 5.75%, 1/15/2023	558,000	567,625
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	404,200	389,960
6.50%, 9/15/2028 (a)	346,000	327,506
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	296,000	275,230
5.38%, 1/15/2031 (a)	48,000	46,117
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	326,000	326,473
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	280,000	249,810
5.13%, 2/15/2027 (a)	182,000	165,436
5.50%, 3/1/2030 (a)	219,000	190,114
5.88%, 3/15/2026 (a)	109,000	106,396
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	384,000	363,195
3.88%, 9/1/2031 (a)	588,000	535,121
4.00%, 7/15/2028 (a)	789,000	750,402
4.13%, 7/1/2030 (a)	632,000	592,203
5.00%, 8/1/2027 (a)	781,000	781,367
5.50%, 7/1/2029 (a)	514,000	521,530
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	104,000	104,520
TEGNA, Inc.:
4.63%, 3/15/2028	388,000	386,095
4.75%, 3/15/2026 (a)	199,000	198,847
5.00%, 9/15/2029	490,000	492,685
Telenet Finance Luxembourg Notes S.a.r.l. 5.50%, 3/1/2028 (a)	400,000	386,000
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	450,000	463,230
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	361,000	343,629
5.13%, 2/15/2025 (a)	694,000	694,396
6.63%, 6/1/2027 (a)	614,000	643,368
9.50%, 5/1/2025 (a)	252,000	265,099
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	470,000	441,377
UPC Holding B.V. 5.50%, 1/15/2028 (a)	308,000	304,242
Security Description	Principal Amount	Value
Urban One, Inc. 7.38%, 2/1/2028 (a)	$503,000	$504,760
Videotron, Ltd.:
3.63%, 6/15/2029 (a)	70,000	64,986
5.13%, 4/15/2027 (a)	238,000	240,635
5.38%, 6/15/2024 (a)	245,000	251,907
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	383,000	362,008
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	381,000	355,142
5.50%, 5/15/2029 (a)	1,030,000	1,019,978
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	137,000	131,520
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	540,000	504,128
Ziggo B.V. 4.88%, 1/15/2030 (a)	386,000	363,361
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a)	202,000	188,082
6.00%, 1/15/2027 (a)	272,000	274,078
		52,518,401
METAL FABRICATE & HARDWARE — 0.0% (d)
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	50,000	50,018
Park-Ohio Industries, Inc. 6.63%, 4/15/2027 (b)	175,000	147,154
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	125,000	116,679
		313,851
MINING — 1.1%
Alcoa Nederland Holding B.V.:
4.13%, 3/31/2029 (a)	110,000	107,827
5.50%, 12/15/2027 (a)	212,000	219,560
6.13%, 5/15/2028 (a)	198,000	208,039
Arconic Corp.:
6.00%, 5/15/2025 (a)	436,000	446,630
6.13%, 2/15/2028 (a)	264,000	265,180
Century Aluminum Co. 7.50%, 4/1/2028 (a)	149,000	156,165
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	162,000	140,561
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	217,000	219,615
Constellium SE:
3.75%, 4/15/2029 (a) (b)	294,000	263,853
5.63%, 6/15/2028 (a)	40,000	40,208
5.88%, 2/15/2026 (a)	284,000	284,676
Eldorado Gold Corp. 6.25%, 9/1/2029 (a) (b)	150,000	151,131

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	$532,000	$502,634
4.50%, 9/15/2027 (a)	302,000	294,350
5.13%, 5/15/2024 (a)	175,000	178,545
Hecla Mining Co. 7.25%, 2/15/2028 (b)	202,000	211,827
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	341,000	331,425
6.13%, 4/1/2029 (a)	229,000	235,920
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	126,000	114,631
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028 (a)	210,000	227,331
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	475,000	495,330
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	279,000	251,421
4.63%, 3/1/2028 (a)	367,000	345,006
New Gold, Inc. 7.50%, 7/15/2027 (a)	142,000	147,473
Novelis Corp.:
3.25%, 11/15/2026 (a)	90,000	85,982
3.88%, 8/15/2031 (a)	311,000	284,388
4.75%, 1/30/2030 (a)	613,000	595,493
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (b)	341,000	340,908
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	232,000	238,721
		7,384,830
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	117,000	110,848
5.63%, 7/1/2027 (a)	204,000	205,022
EnPro Industries, Inc. 5.75%, 10/15/2026	58,000	59,425
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	347,000	345,452
12.25%, 11/15/2026 (a)	343,000	371,202
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	270,000	270,494
Hillenbrand, Inc.:
3.75%, 3/1/2031	138,000	126,234
5.75%, 6/15/2025	191,000	196,487
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	226,000	229,736
Trinity Industries, Inc. 4.55%, 10/1/2024	165,000	167,374
		2,082,274
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a) (b)	247,000	233,884
7.25%, 3/15/2029 (a) (b)	163,000	153,905
Security Description	Principal Amount	Value
Xerox Corp.:
3.80%, 5/15/2024	$320,000	$321,962
4.63%, 3/15/2023	345,000	346,635
4.80%, 3/1/2035	309,000	266,951
6.75%, 12/15/2039	182,000	183,407
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	332,000	335,725
5.50%, 8/15/2028 (a)	364,000	355,617
		2,198,086
OFFICE FURNISHINGS — 0.0% (d)
Interface, Inc. 5.50%, 12/1/2028 (a)	164,000	159,295
OIL & GAS — 7.1%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	360,000	374,609
Antero Resources Corp.:
5.38%, 3/1/2030 (a)	95,000	97,022
7.63%, 2/1/2029 (a)	240,000	259,829
8.38%, 7/15/2026 (a)	311,000	343,817
Apache Corp.:
4.25%, 1/15/2030 (b)	89,000	89,793
4.38%, 10/15/2028	250,000	254,922
4.75%, 4/15/2043	222,000	211,286
4.88%, 11/15/2027	248,000	255,844
5.10%, 9/1/2040	542,000	548,699
5.25%, 2/1/2042	158,000	158,003
5.35%, 7/1/2049	148,000	142,719
6.00%, 1/15/2037	68,000	76,215
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	154,000	152,271
7.00%, 11/1/2026 (a)	409,000	419,863
8.25%, 12/31/2028 (a)	163,000	171,078
9.00%, 11/1/2027 (a)	26,000	35,855
Athabasca Oil Corp. 9.75%, 11/1/2026 (a)	140,000	148,971
Baytex Energy Corp.:
5.63%, 6/1/2024 (a)	103,000	102,747
8.75%, 4/1/2027 (a)	313,000	337,279
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	138,000	136,338
California Resources Corp. 7.13%, 2/1/2026 (a)	230,000	239,527
Callon Petroleum Co.:
6.13%, 10/1/2024	89,000	88,799
6.38%, 7/1/2026	121,000	120,241
8.00%, 8/1/2028 (a) (b)	294,000	311,267
9.00%, 4/1/2025 (a)	430,000	457,034
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	175,000	163,639
11.00%, 4/15/2025 (a)	415,000	430,625

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Centennial Resource Production LLC:
5.38%, 1/15/2026 (a) (b)	$70,000	$68,020
6.88%, 4/1/2027 (a) (b)	155,000	155,684
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	235,000	240,920
5.88%, 2/1/2029 (a)	187,000	193,197
6.75%, 4/15/2029 (a)	369,000	391,125
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	190,000	188,375
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	247,000	250,038
7.25%, 3/14/2027 (a)	537,000	566,315
Colgate Energy Partners III LLC:
5.88%, 7/1/2029 (a)	220,000	226,952
7.75%, 2/15/2026 (a)	162,000	172,522
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	293,000	288,611
6.75%, 3/1/2029 (a)	543,000	558,980
7.50%, 5/15/2025 (a)	38,000	38,760
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	234,000	235,448
CrownRock L.P./CrownRock Finance, Inc.:
5.00%, 5/1/2029 (a)	162,000	162,102
5.63%, 10/15/2025 (a)	481,000	490,264
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	687,000	667,372
5.75%, 2/15/2028 (a) (b)	454,000	430,732
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	298,000	307,143
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.75%, 1/30/2028 (a)	392,000	404,462
6.63%, 7/15/2025 (a)	312,000	324,808
Energean PLC 6.50%, 4/30/2027 (a)	140,000	133,813
Energy Ventures Gom LLC/EnVen Finance Corp. 11.75%, 4/15/2026 (a)	92,000	94,545
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	297,000	293,198
EQT Corp.:
3.90%, 10/1/2027	488,000	487,009
6.63%, 2/1/2025	507,000	535,808
Gran Tierra Energy, Inc. 7.75%, 5/23/2027 (a)	185,000	171,112
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	269,000	280,379
Harbour Energy PLC 5.50%, 10/15/2026 (a)	200,000	197,546
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	209,000	209,086
Security Description	Principal Amount	Value
6.00%, 2/1/2031 (a)	$216,000	$218,389
6.25%, 11/1/2028 (a)	562,000	568,761
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	225,000	231,887
Laredo Petroleum, Inc.:
7.75%, 7/31/2029 (a) (b)	365,000	367,212
9.50%, 1/15/2025	330,000	344,335
10.13%, 1/15/2028	248,000	266,384
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	216,000	219,929
Matador Resources Co. 5.88%, 9/15/2026	511,000	520,653
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	202,000	204,784
7.13%, 2/1/2027 (a)	486,000	509,129
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	309,000	285,216
10.50%, 5/15/2027 (a)	270,000	264,662
Murphy Oil Corp.:
5.75%, 8/15/2025	187,000	190,824
5.88%, 12/1/2027	239,000	243,194
6.38%, 7/15/2028	309,000	322,114
6.38%, 12/1/2042	242,000	230,616
6.88%, 8/15/2024	89,000	89,843
7.05%, 5/1/2029	25,000	26,695
Nabors Industries, Inc.:
5.75%, 2/1/2025	147,000	143,075
7.38%, 5/15/2027 (a)	256,000	265,930
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (a)	203,000	202,089
7.50%, 1/15/2028 (a)	182,000	177,399
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	449,000	451,811
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	280,000	292,029
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	89,000	91,522
Occidental Petroleum Corp.:
0.01%, 10/10/2036	970,000	520,415
2.70%, 2/15/2023	200,000	200,262
2.90%, 8/15/2024	40,000	39,858
3.00%, 2/15/2027	320,000	312,656
3.20%, 8/15/2026	396,000	388,694
3.40%, 4/15/2026	520,000	516,854
3.50%, 8/15/2029 (b)	426,000	419,670
4.20%, 3/15/2048	250,000	234,500
4.30%, 8/15/2039	212,000	200,098
4.40%, 4/15/2046	318,000	302,065
4.40%, 8/15/2049	209,000	197,288
4.50%, 7/15/2044	327,000	312,687
4.63%, 6/15/2045	396,000	384,045
5.50%, 12/1/2025	337,000	354,831
5.55%, 3/15/2026	624,000	662,782

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 9/1/2025	$345,000	$366,625
6.13%, 1/1/2031 (b)	631,000	709,875
6.20%, 3/15/2040	329,000	367,292
6.38%, 9/1/2028	255,000	287,161
6.45%, 9/15/2036	764,000	897,845
6.60%, 3/15/2046	687,000	813,607
6.63%, 9/1/2030	490,000	562,304
6.95%, 7/1/2024	276,000	296,300
7.50%, 5/1/2031	402,000	491,200
7.88%, 9/15/2031	193,000	240,800
7.95%, 6/15/2039	212,000	268,886
8.00%, 7/15/2025	224,000	251,485
8.50%, 7/15/2027	235,000	278,153
8.88%, 7/15/2030	547,000	703,360
Par Petroleum LLC/Par Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	191,000	189,086
Parkland Corp.:
4.50%, 10/1/2029 (a)	303,000	280,954
4.63%, 5/1/2030 (a)	278,000	258,401
5.88%, 7/15/2027 (a)	221,000	220,821
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	219,000	206,064
5.15%, 11/15/2029	170,000	166,070
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	295,000	267,521
9.25%, 5/15/2025 (a)	612,000	629,675
6.00%, 2/15/2028	530,000	426,067
PDC Energy, Inc.:
5.75%, 5/15/2026	283,000	286,903
6.13%, 9/15/2024	62,000	62,477
Penn Virginia Holdings LLC 9.25%, 8/15/2026 (a)	325,000	342,228
Petrofac, Ltd. 9.75%, 11/15/2026 (a)	630,000	576,028
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	315,000	320,207
7.13%, 1/15/2026 (a) (b)	191,000	195,345
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	41,000	40,737
4.88%, 5/15/2025	367,000	371,764
5.00%, 3/15/2023	395,000	398,290
8.25%, 1/15/2029	334,000	365,997
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	218,000	218,360
SM Energy Co.:
5.63%, 6/1/2025	284,000	284,162
6.50%, 7/15/2028 (b)	164,000	169,297
6.63%, 1/15/2027 (b)	271,000	277,962
6.75%, 9/15/2026 (b)	126,000	129,494
10.00%, 1/15/2025 (a)	232,000	252,523
Southwestern Energy Co.:
4.75%, 2/1/2032	389,000	388,545
5.38%, 2/1/2029	191,000	193,825
5.38%, 3/15/2030	440,000	447,260
Security Description	Principal Amount	Value
5.95%, 1/23/2025	$58,000	$60,622
7.75%, 10/1/2027 (b)	237,000	250,921
8.38%, 9/15/2028	427,000	470,007
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	259,000	261,593
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	364,000	343,365
4.50%, 4/30/2030 (a)	301,000	277,591
5.88%, 3/15/2028	378,000	383,904
6.00%, 4/15/2027	56,000	57,168
Talos Production, Inc. 12.00%, 1/15/2026	248,000	268,331
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	235,000	243,213
Teine Energy, Ltd. 6.88%, 4/15/2029 (a)	112,000	113,829
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	169,791	164,268
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	136,530	135,667
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	190,312	188,398
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	229,952	224,355
Transocean, Inc.:
6.80%, 3/15/2038	307,000	205,294
7.50%, 1/15/2026 (a)	253,000	219,776
7.50%, 4/15/2031	379,000	269,162
8.00%, 2/1/2027 (a)	343,000	290,627
11.50%, 1/30/2027 (a)	307,000	318,893
Ultra Resources, Inc. 11.00%, 7/12/2024 (e) (f)	16,577	850
Valaris, Ltd. 8.25%, 4/30/2028 (a)	70,000	72,539
Vantage Drilling International 9.25%, 11/15/2023 (a)	140,000	132,223
Vermilion Energy, Inc. 5.63%, 3/15/2025 (a)	138,000	139,777
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	167,000	170,213
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	361,000	358,235
		46,789,582
OIL & GAS SERVICES — 0.7%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	321,000	316,657
6.88%, 4/1/2027 (a)	357,000	360,973
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	264,000	267,218
CGG SA 8.75%, 4/1/2027 (a) (b)	135,000	134,946
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	152,000	148,960

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	$155,000	$156,339
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	70,000	47,265
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	43,000	24,404
Oceaneering International, Inc.:
4.65%, 11/15/2024	212,000	209,189
6.00%, 2/1/2028	228,000	222,104
TechnipFMC PLC 6.50%, 2/1/2026 (a)	366,000	379,132
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	190,500	193,176
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	136,000	134,966
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	311,000	314,906
6.88%, 9/1/2027	369,000	370,967
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	149,000	153,549
8.63%, 4/30/2030 (a)	721,000	733,077
11.00%, 12/1/2024 (a)	350,000	363,437
Welltec International APS 8.25%, 10/15/2026 (a)	130,000	133,013
		4,664,278
PACKAGING & CONTAINERS — 2.3%
ARD Finance SA 6.50%, 6/30/2027 (a)	398,000	363,613
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	240,000	217,848
4.00%, 9/1/2029 (a)	439,000	395,798
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	609,100	586,892
5.25%, 4/30/2025 (a)	274,000	273,882
5.25%, 8/15/2027 (a)	275,000	255,417
5.25%, 8/15/2027 (a) (b)	369,000	341,864
Ball Corp.:
2.88%, 8/15/2030	553,000	496,002
3.13%, 9/15/2031	230,000	205,346
4.00%, 11/15/2023	235,000	238,986
4.88%, 3/15/2026	285,000	295,249
5.25%, 7/1/2025	473,000	501,082
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	120,000	120,054
5.63%, 7/15/2027 (a)	220,000	222,526
Security Description	Principal Amount	Value
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	$462,000	$463,095
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	175,000	177,334
8.75%, 4/15/2030 (a)	532,000	500,745
Crown Americas LLC 5.25%, 4/1/2030 (a)	250,000	256,197
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	60,000	60,131
4.75%, 2/1/2026	380,000	384,587
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	57,000	64,343
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	296,000	297,131
7.88%, 7/15/2026 (a)	73,000	74,872
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	388,000	353,716
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	194,000	182,401
3.50%, 3/1/2029 (a)	141,000	129,858
3.75%, 2/1/2030 (a)	155,000	142,033
4.75%, 7/15/2027 (a)	114,000	115,309
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	341,000	337,256
Intertape Polymer Group, Inc. 4.38%, 6/15/2029 (a)	100,000	103,455
LABL, Inc.:
5.88%, 11/1/2028 (a)	36,000	34,018
6.75%, 7/15/2026 (a)	432,000	427,023
8.25%, 11/1/2029 (a)	211,000	186,720
10.50%, 7/15/2027 (a)	361,000	362,325
Matthews International Corp. 5.25%, 12/1/2025 (a)	70,000	70,593
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	679,000	676,671
7.25%, 4/15/2025 (a)	617,000	611,589
OI European Group B.V. 4.75%, 2/15/2030 (a)	150,000	138,562
Owens-Brockway Glass Container, Inc.:
5.38%, 1/15/2025 (a)	100,000	99,546
5.88%, 8/15/2023 (a)	264,000	270,009
6.38%, 8/15/2025 (a)	449,000	456,054
6.63%, 5/13/2027 (a)	310,000	309,879
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	190,000	174,695

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	$491,000	$456,296
Pactiv LLC 7.95%, 12/15/2025	121,000	124,158
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	174,000	170,282
5.13%, 12/1/2024 (a)	29,000	30,108
5.25%, 4/1/2023 (a)	80,000	81,203
5.50%, 9/15/2025 (a)	205,000	214,387
6.88%, 7/15/2033 (a)	145,000	166,712
Silgan Holdings, Inc. 4.13%, 2/1/2028	232,000	222,741
Trident TPI Holdings, Inc.:
6.63%, 11/1/2025 (a)	20,000	19,700
9.25%, 8/1/2024 (a)	171,000	172,089
TriMas Corp. 4.13%, 4/15/2029 (a)	459,000	419,843
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	351,300	350,942
8.50%, 8/15/2027 (a) (b)	422,000	421,721
		14,824,888
PHARMACEUTICALS — 2.7%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	180,000	170,797
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	205,000	187,032
5.13%, 3/1/2030 (a)	162,000	150,482
6.13%, 8/1/2028 (a)	291,000	288,701
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a) (b)	973,000	970,159
9.25%, 4/1/2026 (a)	760,000	778,514
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	609,000	583,227
5.00%, 1/30/2028 (a)	573,000	471,820
5.00%, 2/15/2029 (a)	458,000	356,892
5.25%, 1/30/2030 (a)	526,000	414,104
5.25%, 2/15/2031 (a)	801,000	623,691
5.50%, 11/1/2025 (a)	808,000	806,255
5.75%, 8/15/2027 (a)	169,000	166,715
6.13%, 4/15/2025 (a)	775,000	781,053
6.13%, 2/1/2027 (a)	110,000	110,812
6.25%, 2/15/2029 (a)	622,000	513,859
7.00%, 1/15/2028 (a)	312,000	279,558
7.25%, 5/30/2029 (a)	409,000	349,159
9.00%, 12/15/2025 (a)	627,000	649,691
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	330,000	337,306
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	257,000	249,812
Elanco Animal Health, Inc.:
6.40%, 8/28/2028	375,000	404,786
Security Description	Principal Amount	Value
5.77%, 8/28/2023	$268,000	$276,798
Embecta Corp. 5.00%, 2/15/2030 (a)	100,000	94,389
EMBECTA Corp. 6.75%, 2/15/2030 (a)	200,000	200,380
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
5.88%, 10/15/2024 (a) (b)	179,000	168,861
6.00%, 2/1/2025 (a)	87,000	48,723
9.50%, 7/31/2027 (a) (b)	374,000	328,896
GMTN, 6.00%, 6/30/2028 (a) (b)	514,000	293,026
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 6.13%, 4/1/2029 (a)	516,000	470,695
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	475,000	486,414
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	303,000	265,949
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	223,000	228,475
Jazz Securities DAC 4.38%, 1/15/2029 (a)	453,000	438,875
Lannett Co., Inc. 7.75%, 4/15/2026 (a) (b)	238,000	129,101
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (e)	25,000	12,241
5.75%, 8/1/2022 (a) (e)	25,000	11,954
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	176,000	165,788
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	1,017,000	968,998
5.13%, 4/30/2031 (a)	642,000	618,612
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	157,000	149,971
6.63%, 4/1/2030 (a)	274,000	281,924
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	275,000	253,649
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	905,000	844,799
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	190,000	190,692
3.90%, 6/15/2030	305,000	286,709
4.38%, 3/15/2026	280,000	279,146
4.90%, 12/15/2044	120,000	101,549
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	163,000	155,197
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	230,000	205,284

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 1/15/2028 (a)	$43,000	$42,666
Vizient, Inc. 6.25%, 5/15/2027 (a)	144,000	148,418
		17,792,604
PIPELINES — 4.9%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	227,000	226,707
5.75%, 3/1/2027 (a)	256,000	260,997
5.75%, 1/15/2028 (a)	287,000	293,463
7.88%, 5/15/2026 (a)	467,000	505,556
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	55,000	55,886
7.63%, 12/15/2025 (a)	314,000	328,931
Buckeye Partners L.P.:
3.95%, 12/1/2026	207,000	202,220
4.13%, 3/1/2025 (a)	193,000	190,379
4.13%, 12/1/2027	9,000	8,604
4.15%, 7/1/2023	50,000	50,184
4.35%, 10/15/2024	110,000	110,420
4.50%, 3/1/2028 (a)	311,000	298,181
5.60%, 10/15/2044	146,000	122,420
5.85%, 11/15/2043	430,000	365,104
Cheniere Energy Partners L.P.:
3.25%, 1/31/2032 (a)	400,000	364,304
4.00%, 3/1/2031	568,000	551,267
4.50%, 10/1/2029	498,000	500,430
Cheniere Energy, Inc. 4.63%, 10/15/2028	674,000	678,024
CNX Midstream Partners L.P. 4.75%, 4/15/2030 (a)	203,000	190,229
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	375,000	369,776
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	257,000	254,895
5.75%, 4/1/2025	227,000	228,189
6.00%, 2/1/2029 (a)	327,000	326,339
8.00%, 4/1/2029 (a)	386,000	412,314
DCP Midstream Operating L.P.:
3.25%, 2/15/2032	150,000	135,896
3.88%, 3/15/2023	171,000	170,973
5.13%, 5/15/2029	336,000	346,369
5.38%, 7/15/2025	227,000	234,323
5.60%, 4/1/2044	207,000	217,785
5.63%, 7/15/2027	192,000	201,320
6.45%, 11/3/2036 (a)	89,000	102,661
6.75%, 9/15/2037 (a)	207,000	243,022
8.13%, 8/16/2030	98,000	120,534
Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	$253,000	$236,016
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	211,000	207,126
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	348,000	333,899
4.38%, 6/15/2031 (a)	418,000	400,143
EnLink Midstream LLC:
5.38%, 6/1/2029	218,000	219,118
5.63%, 1/15/2028 (a)	225,000	229,545
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	342,600	341,483
4.40%, 4/1/2024	205,000	207,809
4.85%, 7/15/2026	97,000	97,821
5.05%, 4/1/2045	193,000	157,613
5.45%, 6/1/2047	196,000	166,594
5.60%, 4/1/2044	219,000	190,569
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	188,000	185,336
4.13%, 12/1/2026	95,000	91,250
4.50%, 1/15/2029 (a)	297,000	279,088
4.75%, 7/15/2023	333,000	335,448
4.75%, 1/15/2031 (a)	442,000	414,432
5.50%, 7/15/2028	333,000	334,625
6.00%, 7/1/2025 (a)	528,000	538,903
6.50%, 7/1/2027 (a)	374,000	390,456
6.50%, 7/15/2048	275,000	267,624
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	232,000	230,831
6.25%, 5/15/2026	160,000	154,827
6.50%, 10/1/2025	248,000	244,689
7.75%, 2/1/2028	280,000	281,534
8.00%, 1/15/2027	555,000	570,940
Global Partners L.P./GLP Finance Corp.:
6.88%, 1/15/2029	220,000	217,767
7.00%, 8/1/2027	237,000	238,382
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	360,000	367,240
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	290,000	273,635
5.13%, 6/15/2028 (a)	48,000	48,013
5.63%, 2/15/2026 (a)	378,000	387,567
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	246,000	233,004
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	245,000	240,436

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ITT Holdings LLC 6.50%, 8/1/2029 (a)	$623,000	$573,310
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 11.50%, 2/28/2025 (a)	360,000	366,174
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	625,000	618,131
6.75%, 9/15/2025 (a)	602,000	606,015
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	879,000	863,688
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	172,000	149,630
7.50%, 11/1/2023 (b)	215,000	205,888
7.50%, 4/15/2026 (b)	193,000	168,398
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	423,000	421,151
NuStar Logistics L.P.:
5.63%, 4/28/2027	175,000	171,414
5.75%, 10/1/2025	225,000	229,797
6.00%, 6/1/2026	283,000	286,373
6.38%, 10/1/2030	369,000	373,882
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	442,000	440,851
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	312,000	316,649
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	78,000	76,740
4.80%, 5/15/2030 (a)	345,000	327,015
4.95%, 7/15/2029 (a)	182,000	176,675
6.88%, 4/15/2040 (a)	225,000	222,795
7.50%, 7/15/2038 (a)	465,000	472,314
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	416,000	417,152
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.75%, 4/15/2025	75,000	60,336
8.50%, 10/15/2026 (a)	389,000	371,744
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	341,000	329,754
6.00%, 3/1/2027 (a)	413,000	411,868
6.00%, 12/31/2030 (a)	243,000	235,790
6.00%, 9/1/2031 (a)	260,000	250,552
7.50%, 10/1/2025 (a)	285,000	300,427
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.88%, 4/15/2026	491,000	506,442
Security Description	Principal Amount	Value
TransMontaigne Partners L.P./TLP Finance Corp. 6.13%, 2/15/2026	$248,000	$243,479
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	549,000	533,985
3.88%, 11/1/2033 (a)	431,000	411,954
4.13%, 8/15/2031 (a)	534,000	524,228
Western Midstream Operating L.P.:
3.60%, 2/1/2025	281,000	279,084
3.95%, 6/1/2025	167,000	168,034
4.50%, 3/1/2028	151,000	153,353
4.55%, 2/1/2030 (b)	548,000	547,710
4.65%, 7/1/2026	75,000	76,525
4.75%, 8/15/2028	139,000	143,324
5.30%, 3/1/2048	368,000	364,876
5.45%, 4/1/2044	204,000	206,974
5.50%, 8/15/2048	150,000	148,505
5.75%, 2/1/2050	442,000	433,531
		31,967,982
REAL ESTATE — 0.6%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	371,000	387,684
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	321,000	329,057
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	238,000	239,407
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	170,000	159,786
4.38%, 2/1/2031 (a)	281,000	264,117
5.38%, 8/1/2028 (a)	375,000	376,219
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	254,000	243,200
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	216,000	208,498
4.75%, 2/1/2030	168,000	159,795
5.00%, 3/1/2031	242,000	232,339
Newmark Group, Inc. 6.13%, 11/15/2023	94,000	98,361
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	117,000	117,836
5.25%, 4/15/2030 (a)	399,000	367,120
5.75%, 1/15/2029 (a)	489,000	460,682
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a) (b)	267,000	224,598
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	222,000	201,794
		4,070,493

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.5%
American Finance Trust, Inc./American Finance Operating Partner L.P. 4.50%, 9/30/2028 (a)	$200,000	$180,516
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	334,000	302,704
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	340,000	316,523
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	285,000	266,712
5.75%, 5/15/2026 (a)	453,000	448,728
CTR Partnership L.P./CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	220,000	207,418
Diversified Healthcare Trust:
4.38%, 3/1/2031	222,000	190,290
4.75%, 5/1/2024	33,000	31,746
4.75%, 2/15/2028	226,000	205,346
9.75%, 6/15/2025	382,000	404,068
GEO Group Inc.:
5.13%, 4/1/2023 (b)	266,000	250,056
6.00%, 4/15/2026	168,000	128,454
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	170,000	156,866
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	409,000	388,427
3.75%, 9/15/2030 (a)	94,000	85,530
6.00%, 4/15/2025 (a)	321,000	330,710
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	330,000	310,655
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	619,000	612,055
4.88%, 9/15/2029 (a)	261,000	248,605
5.00%, 7/15/2028 (a)	247,000	241,131
5.25%, 3/15/2028 (a)	419,000	414,978
5.25%, 7/15/2030 (a)	496,000	485,946
5.63%, 7/15/2032 (a)	255,000	251,514
REIT, 4.50%, 2/15/2031 (a)	328,000	302,593
iStar, Inc.:
4.25%, 8/1/2025	185,000	182,001
4.75%, 10/1/2024	394,000	397,514
5.50%, 2/15/2026	346,000	350,709
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	237,000	227,394
4.75%, 6/15/2029 (a)	269,000	253,804
5.25%, 10/1/2025 (a)	212,000	210,796
Security Description	Principal Amount	Value
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
3.88%, 2/15/2029 (a)	$301,000	$297,906
4.50%, 9/1/2026	255,000	256,742
4.50%, 1/15/2028	78,000	78,772
4.63%, 6/15/2025 (a)	397,000	401,268
5.63%, 5/1/2024	469,000	483,122
REIT, 5.75%, 2/1/2027	409,000	433,826
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	192,000	177,660
4.63%, 8/1/2029	327,000	323,655
5.00%, 10/15/2027	517,000	525,965
5.25%, 8/1/2026	747,000	764,607
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	291,000	279,395
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	164,000	153,968
5.88%, 10/1/2028 (a)	526,000	525,911
7.50%, 6/1/2025 (a)	179,000	186,787
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	161,000	151,364
4.75%, 10/15/2027	312,000	301,146
RLJ Lodging Trust L.P.:
3.75%, 7/1/2026 (a)	173,000	164,395
4.00%, 9/15/2029 (a)	217,000	200,612
SBA Communications Corp.:
3.13%, 2/1/2029	440,000	399,995
Series WI, 3.88%, 2/15/2027	409,000	399,176
Service Properties Trust:
3.95%, 1/15/2028	262,000	222,456
4.35%, 10/1/2024	273,000	263,879
4.38%, 2/15/2030	274,000	227,524
4.50%, 6/15/2023	264,000	260,927
4.50%, 3/15/2025	107,000	100,014
4.65%, 3/15/2024	145,000	139,442
4.75%, 10/1/2026	177,000	162,675
4.95%, 2/15/2027	264,000	244,229
4.95%, 10/1/2029	285,000	245,961
5.25%, 2/15/2026	163,000	154,146
5.50%, 12/15/2027	366,000	352,791
7.50%, 9/15/2025	408,000	428,241
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	262,000	250,113
3.75%, 12/31/2024 (a)	334,000	324,795
4.38%, 1/15/2027 (a)	130,000	126,152
4.75%, 3/15/2025	140,000	141,716
5.50%, 11/1/2023 (a)	60,000	60,925

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
6.00%, 1/15/2030 (a)	$267,000	$240,295
7.88%, 2/15/2025 (a)	1,097,000	1,140,277
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	197,000	186,179
6.50%, 2/15/2029 (a)	442,000	413,049
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	317,000	312,213
4.25%, 12/1/2026 (a)	583,000	581,140
4.63%, 12/1/2029 (a)	264,000	262,371
REIT, 3.75%, 2/15/2027 (a)	279,000	271,009
REIT, 4.13%, 8/15/2030 (a)	423,000	408,923
XHR L.P.:
4.88%, 6/1/2029 (a)	151,000	146,879
6.38%, 8/15/2025 (a)	237,000	245,297
		22,803,679
RETAIL — 5.1%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	315,000	291,057
3.88%, 1/15/2028 (a)	671,000	636,450
4.00%, 10/15/2030 (a)	1,010,000	910,586
4.38%, 1/15/2028 (a)	322,000	310,604
5.75%, 4/15/2025 (a)	258,000	265,846
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	289,000	203,722
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	307,000	324,042
Academy, Ltd. 6.00%, 11/15/2027 (a)	234,000	239,604
Arko Corp. 5.13%, 11/15/2029 (a)	155,000	141,132
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	148,000	142,608
4.63%, 11/15/2029 (a)	320,000	298,042
4.75%, 3/1/2030	330,000	311,216
5.00%, 2/15/2032 (a)	225,000	209,313
At Home Group, Inc.:
4.88%, 7/15/2028 (a)	125,000	111,909
7.13%, 7/15/2029 (a)	244,000	211,267
Bath & Body Works, Inc.:
5.25%, 2/1/2028	196,000	197,646
6.63%, 10/1/2030 (a)	533,000	559,682
6.69%, 1/15/2027	243,000	257,422
6.75%, 7/1/2036	273,000	278,637
6.88%, 11/1/2035	588,000	605,746
6.95%, 3/1/2033	175,000	180,686
7.50%, 6/15/2029 (b)	280,000	303,498
9.38%, 7/1/2025 (a)	379,000	432,814
Security Description	Principal Amount	Value
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	$654,000	$593,989
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	141,000	130,425
4.50%, 11/15/2026 (a) (b)	91,000	90,491
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024 (b)	150,000	147,381
5.17%, 8/1/2044	203,000	144,081
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a)	292,000	275,782
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	210,000	195,159
Brinker International, Inc.:
3.88%, 5/15/2023 (b)	69,000	69,021
5.00%, 10/1/2024 (a)	10,000	10,012
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a) (b)	89,000	73,041
Carvana Co.:
4.88%, 9/1/2029 (a)	346,000	285,813
5.50%, 4/15/2027 (a) (b)	248,000	221,380
5.63%, 10/1/2025 (a)	201,000	189,515
5.88%, 10/1/2028 (a) (b)	157,000	139,805
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	398,000	385,089
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	307,000	322,632
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	557,000	553,948
8.50%, 10/30/2025 (a)	429,000	439,094
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	436,000	411,440
5.88%, 4/1/2029 (a)	429,000	394,783
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	180,000	170,460
6.75%, 1/15/2030 (a)	466,000	428,799
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	169,000	157,290
5.63%, 1/1/2030 (a)	165,000	158,677
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	97,000	85,009
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	92,000	83,168
Gap, Inc.:
3.63%, 10/1/2029 (a)	298,000	263,968
3.88%, 10/1/2031 (a)	238,000	207,743
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	350,000	271,138
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	302,000	281,228

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	$251,000	$255,980
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	142,000	131,398
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	197,000	200,503
7.00%, 6/15/2025 (a)	277,000	289,171
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	388,000	366,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	297,000	301,446
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	227,000	212,561
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	369,000	347,687
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	368,000	349,622
4.38%, 1/15/2031 (a)	95,000	91,821
4.63%, 12/15/2027 (a)	219,000	218,087
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	374,000	359,515
Macy's Retail Holdings LLC:
3.63%, 6/1/2024 (b)	61,000	62,255
4.50%, 12/15/2034 (b)	198,000	168,399
5.13%, 1/15/2042	124,000	100,388
5.88%, 4/1/2029 (a) (b)	226,000	225,446
5.88%, 3/15/2030 (a) (b) (f)	265,000	261,560
6.13%, 3/15/2032 (a)	265,000	261,706
Macy's Retail Holdings, Inc. 4.30%, 2/15/2043	86,000	64,740
Marks & Spencer PLC 7.13%, 12/1/2037 (a)	100,000	106,547
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	335,000	307,852
7.88%, 5/1/2029 (a) (b)	637,000	543,049
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	147,000	134,717
4.75%, 9/15/2029	199,000	197,211
5.63%, 5/1/2027	102,000	102,990
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	399,000	410,623
Nordstrom, Inc.:
4.00%, 3/15/2027	144,000	138,839
4.38%, 4/1/2030	321,000	300,212
5.00%, 1/15/2044 (b)	343,000	305,908
6.95%, 3/15/2028 (b)	160,000	174,621
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	155,000	141,834
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	150,000	121,653
6.75%, 8/1/2029 (a)	184,000	153,679
Security Description	Principal Amount	Value
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	$375,000	$357,555
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	139,000	119,983
7.50%, 10/15/2027 (a)	91,000	93,210
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	94,000	93,283
3.75%, 6/15/2029	184,000	164,599
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	514,000	496,976
7.75%, 2/15/2029 (a)	470,000	485,360
QVC, Inc.:
4.38%, 3/15/2023	179,000	179,895
4.38%, 9/1/2028	192,000	175,189
4.45%, 2/15/2025	197,000	197,225
4.85%, 4/1/2024	258,000	264,037
5.45%, 8/15/2034	407,000	337,330
5.95%, 3/15/2043	203,000	169,964
WI, 4.75%, 2/15/2027	225,000	215,483
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	357,000	333,292
8.00%, 11/15/2026 (a) (b)	392,000	361,099
Sally Holdings LLC/Sally Capital, Inc.:
5.63%, 12/1/2025	283,000	286,741
8.75%, 4/30/2025 (a)	140,000	146,307
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	224,000	206,232
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	250,000	225,088
4.88%, 11/15/2031 (a)	220,000	196,200
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	357,000	361,205
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	157,000	149,960
6.00%, 12/1/2029 (a)	419,000	388,715
6.13%, 7/1/2029 (a) (b)	110,000	102,161
Staples, Inc.:
7.50%, 4/15/2026 (a)	884,000	858,019
10.75%, 4/15/2027 (a) (b)	407,000	362,291
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	226,000	212,302
5.88%, 3/1/2027	46,000	46,642
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	148,000	138,864
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)	320,000	337,296
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	167,000	150,460

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Vivo Energy Investments B.V. 5.13%, 9/24/2027 (a)	$162,000	$160,610
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	252,000	238,851
White Cap Parent LLC 8.25%, 3/15/2026 (a)	410,000	404,047
Yum! Brands, Inc.:
3.63%, 3/15/2031	373,000	340,322
3.88%, 11/1/2023	100,000	100,828
4.63%, 1/31/2032	448,000	432,486
4.75%, 1/15/2030 (a)	344,000	338,575
5.35%, 11/1/2043	114,000	111,444
5.38%, 4/1/2032	503,000	504,539
6.88%, 11/15/2037	223,000	248,576
7.75%, 4/1/2025 (a)	282,000	292,928
		33,398,704
SAVINGS & LOANS — 0.0% (d)
New York Community Bancorp, Inc. 3 Month USD LIBOR + 2.78%, 5.90%, 11/6/2028 (c)	20,000	20,839
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	252,000	260,601
ams-OSRAM AG 7.00%, 7/31/2025 (a)	410,000	416,872
Entegris, Inc.:
3.63%, 5/1/2029 (a)	176,000	164,586
4.38%, 4/15/2028 (a)	290,000	282,953
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	281,000	269,010
Synaptics, Inc. 4.00%, 6/15/2029 (a)	82,000	77,315
		1,471,337
SOFTWARE — 1.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	100,000	102,549
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	338,000	320,556
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	490,000	507,679
9.13%, 3/1/2026 (a)	114,000	117,705
Camelot Finance SA 4.50%, 11/1/2026 (a)	256,000	250,007
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	136,000	134,973
CDK Global, Inc.:
4.88%, 6/1/2027	264,000	266,817
5.00%, 10/15/2024	4,000	4,166
5.25%, 5/15/2029 (a)	366,000	369,181
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	555,000	554,911
Security Description	Principal Amount	Value
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	$275,000	$261,775
4.88%, 7/1/2029 (a) (b)	310,000	292,420
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (a)	135,000	134,395
6.50%, 10/15/2028 (a)	190,000	189,039
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	105,000	99,225
Elastic NV 4.13%, 7/15/2029 (a)	240,000	223,284
Escrow RCN Corp. 11.63%, 4/15/2023 (f)	3,000	217
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	352,000	340,560
5.25%, 5/15/2026 (a)	84,000	87,490
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.63%, 5/1/2028 (a)	212,000	195,443
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	145,000	141,101
Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a)	805,000	780,979
MSCI, Inc.:
3.25%, 8/15/2033 (a)	290,000	261,110
3.63%, 9/1/2030 (a)	317,000	297,704
3.63%, 11/1/2031 (a)	126,000	118,562
3.88%, 2/15/2031 (a)	461,000	437,595
4.00%, 11/15/2029 (a)	451,000	438,210
Nuance Communications, Inc. 5.63%, 12/15/2026	202,000	207,682
Open Text Corp.:
3.88%, 2/15/2028 (a)	324,000	310,350
3.88%, 12/1/2029 (a)	327,000	310,683
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	338,000	320,782
4.13%, 12/1/2031 (a)	208,000	194,750
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	202,000	186,900
PTC, Inc.:
3.63%, 2/15/2025 (a)	215,000	212,725
4.00%, 2/15/2028 (a)	196,000	191,100
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	233,000	208,698
5.38%, 12/1/2028 (a) (b)	230,000	199,748
ROBLOX Corp. 3.88%, 5/1/2030 (a)	352,000	329,124
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	203,000	183,999
Skillz, Inc. 10.25%, 12/15/2026 (a)	100,000	87,010
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	620,000	624,972

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Twilio, Inc.:
3.63%, 3/15/2029	$178,000	$168,406
3.88%, 3/15/2031 (b)	102,000	94,896
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	762,000	723,146
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	268,000	255,391
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	202,000	184,792
		11,922,807
TELECOMMUNICATIONS — 7.4%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	578,000	498,531
10.50%, 5/15/2027 (a)	940,000	984,688
Altice France SA:
5.13%, 1/15/2029 (a)	134,000	120,077
5.13%, 7/15/2029 (a)	838,000	750,722
5.50%, 1/15/2028 (a)	660,000	610,724
5.50%, 10/15/2029 (a)	980,000	880,265
8.13%, 2/1/2027 (a)	820,000	845,223
Avaya, Inc. 6.13%, 9/15/2028 (a)	454,000	447,072
British Telecommunications PLC:
5 year CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	450,000	429,925
5 year CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	215,000	204,865
C&W Senior Financing DAC 6.88%, 9/15/2027 (a)	455,000	451,524
Ciena Corp. 4.00%, 1/31/2030 (a)	165,000	158,813
CommScope Technologies LLC:
5.00%, 3/15/2027 (a) (b)	260,000	226,086
6.00%, 6/15/2025 (a)	678,000	641,917
CommScope, Inc.:
4.75%, 9/1/2029 (a)	231,000	213,141
6.00%, 3/1/2026 (a)	520,000	525,834
7.13%, 7/1/2028 (a) (b)	406,000	366,760
8.25%, 3/1/2027 (a) (b)	631,000	613,824
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	804,000	819,582
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	92,000	79,142
6.50%, 10/1/2028 (a)	463,000	427,136
DKT Finance ApS 9.38%, 6/17/2023 (a)	392,000	391,804
Embarq Corp. 8.00%, 6/1/2036	632,000	609,077
Security Description	Principal Amount	Value
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	$620,000	$596,657
5.88%, 10/15/2027 (a)	538,000	534,885
5.88%, 11/1/2029	183,000	167,590
6.00%, 1/15/2030 (a) (b)	375,000	347,422
6.75%, 5/1/2029 (a)	355,000	341,258
Frontier Florida LLC Series E, 6.86%, 2/1/2028	208,000	211,906
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	189,000	192,997
6.63%, 8/1/2026	322,000	334,088
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	515,000	516,540
7.00%, 10/15/2028 (a)	305,000	305,555
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	1,250,000	1,253,125
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	416,000	386,036
Koninklijke KPN NV USD 10 year swap rate + 5.21%, 7.00%, 3/28/2073 (a) (c)	358,000	366,463
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	362,000	316,772
3.75%, 7/15/2029 (a)	454,000	402,594
4.25%, 7/1/2028 (a)	491,000	450,831
4.63%, 9/15/2027 (a)	518,000	488,666
5.25%, 3/15/2026	236,000	236,701
5.38%, 5/1/2025	390,000	393,771
Ligado Networks LLC 17.50%, 5/1/2024 (a)	200,000	92,556
Ligado Networks LLC 15.50%, 11/1/2023 (a)	1,693,218	1,285,034
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	429,000	401,462
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	474,000	441,830
5.13%, 12/15/2026 (a)	441,000	420,044
5.38%, 6/15/2029 (a)	354,000	315,435
5.63%, 4/1/2025	332,000	334,749
4.50%, 1/15/2029 (a)	455,000	391,568
Series G, 6.88%, 1/15/2028 (b)	335,000	333,653
Series P, 7.60%, 9/15/2039	291,000	280,507
Series U, 7.65%, 3/15/2042	192,000	185,292
Series W, 6.75%, 12/1/2023	371,000	385,744
Series Y, 7.50%, 4/1/2024	492,000	519,596
Millicom International Cellular SA:
4.50%, 4/27/2031 (a) (b)	200,000	186,272
5.13%, 1/15/2028 (a)	315,000	314,064
6.25%, 3/25/2029 (a)	211,500	222,716
6.63%, 10/15/2026 (a)	90,000	92,237

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Nokia Oyj:
4.38%, 6/12/2027	$188,000	$190,927
6.63%, 5/15/2039	61,000	72,630
Plantronics, Inc. 4.75%, 3/1/2029 (a)	389,000	399,316
Qwest Corp. 7.25%, 9/15/2025	65,000	71,213
Sable International Finance, Ltd. 5.75%, 9/7/2027 (a)	319,000	320,337
Sprint Capital Corp.:
6.88%, 11/15/2028	1,150,000	1,331,619
8.75%, 3/15/2032	938,000	1,263,139
Sprint Corp.:
7.13%, 6/15/2024	1,198,000	1,285,286
7.63%, 2/15/2025	638,000	700,199
7.63%, 3/1/2026	650,000	734,051
7.88%, 9/15/2023	2,117,000	2,250,519
Switch, Ltd.:
3.75%, 9/15/2028 (a)	199,000	193,133
4.13%, 6/15/2029 (a)	389,000	382,687
Telecom Italia Capital SA:
6.00%, 9/30/2034	477,000	440,948
6.38%, 11/15/2033	478,000	458,182
7.20%, 7/18/2036	554,000	539,480
7.72%, 6/4/2038	506,000	516,555
Telecom Italia SpA 5.30%, 5/30/2024 (a)	747,000	752,924
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	196,000	143,115
5.63%, 12/6/2026 (a)	233,000	177,849
6.50%, 10/15/2027 (a)	348,000	170,680
T-Mobile USA, Inc.:
2.25%, 2/15/2026	282,000	265,799
2.25%, 2/15/2026 (a)	280,000	264,636
2.63%, 4/15/2026	471,000	450,587
2.63%, 2/15/2029	372,000	339,692
2.88%, 2/15/2031	316,000	284,985
3.38%, 4/15/2029	449,000	427,933
3.38%, 4/15/2029 (a)	439,000	417,823
3.50%, 4/15/2031 (b)	615,000	579,066
3.50%, 4/15/2031 (a)	454,000	427,841
4.75%, 2/1/2028	886,000	900,397
5.38%, 4/15/2027	438,000	450,093
Trilogy International South Pacific LLC/TISP Finance, Inc. 8.88%, 5/15/2023 (a) (b)	322,849	320,263
United States Cellular Corp. 6.70%, 12/15/2033	233,000	256,111
Viasat, Inc. 5.63%, 9/15/2025 (a) (b)	401,000	392,202
ViaSat, Inc.:
5.63%, 4/15/2027 (a)	349,000	344,334
6.50%, 7/15/2028 (a)	271,000	260,174
Security Description	Principal Amount	Value
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	$115,000	$108,431
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	525,000	478,716
4.75%, 7/15/2031 (a)	564,000	530,837
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	791,000	872,354
5 year CMT + 2.45%, 3.25%, 6/4/2081 (c)	255,000	236,620
5 year CMT + 2.77%, 4.13%, 6/4/2081 (c)	398,000	362,924
5 year CMT + 3.07%, 5.13%, 6/4/2081 (c)	498,000	442,179
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	773,000	785,677
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	666,000	612,933
6.13%, 3/1/2028 (a)	426,000	381,232
		48,931,976
TEXTILES — 0.0% (d)
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a)	332,000	303,232
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	242,000	237,315
3.75%, 4/1/2029 (a)	275,000	264,448
5.45%, 11/1/2041	128,000	136,187
5.88%, 12/15/2027 (a)	279,000	291,736
6.20%, 10/1/2040	153,000	176,076
		1,105,762
TRANSPORTATION — 0.3%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	218,000	120,351
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	327,000	318,796
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	220,000	203,542
Danaos Corp. 8.50%, 3/1/2028 (a)	147,000	157,918
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	200,000	186,244
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	160,000	157,443
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	262,000	281,896

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
XPO CNW, Inc. 6.70%, 5/1/2034	$114,000	$117,008
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	490,000	506,650
		2,049,848
TRUCKING & LEASING — 0.3%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	263,000	256,912
Fly Leasing, Ltd. 7.00%, 10/15/2024 (a)	351,000	316,283
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	396,000	393,220
9.75%, 8/1/2027 (a)	397,000	415,214
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	318,000	289,475
		1,671,104
WATER — 0.0% (d)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	297,000	306,177
TOTAL CORPORATE BONDS & NOTES (Cost $671,135,982)		641,323,310
	Shares
COMMON STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings (f)	158	—
Weatherford International PLC (h)	2,574	85,714
		85,714
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Ranger Oil Corp. Class A (h)	274	9,462
TOTAL COMMON STOCKS (Cost $60,194)		95,176
PREFERRED STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings LLC 0.00% (Cost $854)(f)	324	855
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (i) (j)	3,131,253	3,130,939
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (k) (l)	34,846,835	$34,846,835
TOTAL SHORT-TERM INVESTMENTS (Cost $37,977,468)		37,977,774
TOTAL INVESTMENTS — 103.1% (Cost $709,174,498)		679,397,115
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(20,323,108)
NET ASSETS — 100.0%		$659,074,007
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 69.0% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $263,762, representing 0.00% of the Fund's net assets.
(g)	When-issued security.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2022.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$1,241,063	$639,819,340	$262,907	$641,323,310
Common Stocks	95,176	—	—	95,176
Preferred Stocks	—	—	855	855
Short-Term Investments	37,977,774	—	—	37,977,774
TOTAL INVESTMENTS	$39,314,013	$639,819,340	$263,762	$679,397,115

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,298,694	$2,299,383	$67,663,986	$66,830,837	$(1,888)	$295	3,131,253	$3,130,939	$1,880
State Street Navigator Securities Lending Portfolio II	24,504,834	24,504,834	63,575,358	53,233,357	—	—	34,846,835	34,846,835	95,253
Total		$26,804,217	$131,239,344	$120,064,194	$(1,888)	$295		$37,977,774	$97,133
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.3%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$1,132,000	$1,024,732
4.65%, 10/1/2028	931,000	974,515
4.75%, 3/30/2030	935,000	1,002,619
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,021,000	946,161
2.60%, 8/1/2031 (a)	952,000	880,371
4.20%, 6/1/2030	696,000	728,065
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,629,000	1,651,040
3.65%, 11/1/2024	786,000	795,322
WPP Finance 2010 3.75%, 9/19/2024	874,500	884,321
		8,887,146
AEROSPACE & DEFENSE — 1.7%
Boeing Co.:
1.43%, 2/4/2024	3,295,000	3,187,879
1.88%, 6/15/2023	717,000	709,529
1.95%, 2/1/2024	2,310,000	2,261,721
2.20%, 2/4/2026	6,557,000	6,203,905
2.25%, 6/15/2026	1,077,000	1,015,654
2.60%, 10/30/2025	112,000	108,127
2.70%, 2/1/2027	1,019,000	978,648
2.75%, 2/1/2026	1,480,000	1,436,384
2.80%, 3/1/2024	1,361,000	1,353,991
2.80%, 3/1/2027	907,000	866,285
2.85%, 10/30/2024	357,000	352,134
2.95%, 2/1/2030	928,000	860,015
3.10%, 5/1/2026	1,066,000	1,046,279
3.20%, 3/1/2029	2,818,821	2,690,452
3.25%, 2/1/2028	1,169,000	1,129,044
3.25%, 3/1/2028	640,000	615,661
3.45%, 11/1/2028	1,051,000	1,016,348
3.63%, 2/1/2031	1,508,000	1,467,525
4.51%, 5/1/2023	3,386,000	3,443,867
4.88%, 5/1/2025	3,901,000	4,028,485
5.04%, 5/1/2027	2,059,000	2,165,780
5.15%, 5/1/2030	5,717,000	6,088,948
General Dynamics Corp.:
1.15%, 6/1/2026	757,000	703,980
1.88%, 8/15/2023 (a)	698,000	694,154
2.13%, 8/15/2026	844,000	815,912
2.25%, 6/1/2031 (a)	968,000	907,529
2.38%, 11/15/2024	1,104,000	1,096,162
2.63%, 11/15/2027 (a)	638,000	623,339
3.25%, 4/1/2025	740,000	748,236
3.38%, 5/15/2023	763,000	771,965
3.50%, 5/15/2025	1,244,000	1,266,653
3.50%, 4/1/2027	1,123,000	1,145,089
3.63%, 4/1/2030 (a)	823,000	849,147
Security Description	Principal Amount	Value
3.75%, 5/15/2028	$821,000	$844,357
Howmet Aerospace, Inc. 3.00%, 1/15/2029	1,091,000	995,777
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	24,866
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	560,000	487,166
2.90%, 12/15/2029	860,000	826,813
3.83%, 4/27/2025	1,009,000	1,022,500
3.85%, 6/15/2023	739,000	749,036
3.85%, 12/15/2026	918,000	934,111
3.95%, 5/28/2024	743,000	754,613
4.40%, 6/15/2028	730,000	757,112
4.40%, 6/15/2028	1,063,000	1,105,509
Lockheed Martin Corp.:
1.85%, 6/15/2030 (a)	677,000	615,021
2.90%, 3/1/2025	1,181,000	1,186,055
3.55%, 1/15/2026	2,234,001	2,289,427
Northrop Grumman Corp.:
2.93%, 1/15/2025	1,704,000	1,701,955
3.20%, 2/1/2027	977,000	980,009
3.25%, 8/1/2023	1,200,000	1,212,744
3.25%, 1/15/2028	2,326,000	2,326,721
4.40%, 5/1/2030	1,026,000	1,100,262
7.75%, 2/15/2031 (b)	462,000	598,174
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,602
Raytheon Technologies Corp.:
1.90%, 9/1/2031	1,269,000	1,124,448
2.25%, 7/1/2030	987,000	914,663
2.38%, 3/15/2032	1,017,000	935,508
3.13%, 5/4/2027	1,192,000	1,195,230
3.20%, 3/15/2024	713,000	720,929
3.50%, 3/15/2027	1,660,000	1,684,767
3.70%, 12/15/2023	1,153,000	1,171,944
3.95%, 8/16/2025	1,778,000	1,834,878
4.13%, 11/16/2028	3,660,000	3,826,347
7.20%, 8/15/2027	225,000	268,162
7.50%, 9/15/2029	1,174,000	1,485,216
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	49,975
Teledyne Technologies, Inc.:
0.95%, 4/1/2024	943,000	905,761
1.60%, 4/1/2026	929,000	866,729
2.25%, 4/1/2028	650,000	603,005
2.75%, 4/1/2031	1,335,000	1,236,917
		91,988,136
AGRICULTURE — 1.0%
Altria Group, Inc.:
2.35%, 5/6/2025	1,182,000	1,148,183
2.45%, 2/4/2032	671,000	583,428
2.63%, 9/16/2026	1,052,000	1,016,127
3.40%, 5/6/2030 (a)	1,133,000	1,090,716
3.80%, 2/14/2024	1,138,000	1,152,692

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/31/2024	$927,000	$945,188
4.40%, 2/14/2026	1,243,000	1,286,729
4.80%, 2/14/2029	2,295,000	2,410,186
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	1,254,000	1,232,205
2.90%, 3/1/2032	1,103,000	1,079,363
3.25%, 3/27/2030	1,056,000	1,064,480
BAT Capital Corp.:
2.73%, 3/25/2031	1,545,000	1,363,092
2.79%, 9/6/2024	1,280,000	1,263,962
3.22%, 8/15/2024	3,062,000	3,061,020
3.22%, 9/6/2026	729,000	707,502
3.46%, 9/6/2029	710,000	668,721
3.56%, 8/15/2027	4,337,000	4,220,465
4.70%, 4/2/2027	1,422,000	1,456,953
4.74%, 3/16/2032	2,325,000	2,339,229
4.91%, 4/2/2030	1,336,000	1,374,597
BAT International Finance PLC:
1.67%, 3/25/2026	1,838,000	1,689,563
4.45%, 3/16/2028	2,050,000	2,054,817
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	889,000	841,918
2.75%, 5/14/2031	744,000	683,163
3.25%, 8/15/2026	971,000	966,106
3.75%, 9/25/2027	1,071,000	1,077,501
Philip Morris International, Inc.:
0.88%, 5/1/2026	780,000	712,592
1.13%, 5/1/2023	828,000	817,816
1.50%, 5/1/2025	1,063,000	1,014,804
1.75%, 11/1/2030	770,000	667,659
2.10%, 5/1/2030	1,082,000	974,233
2.13%, 5/10/2023	684,000	682,071
2.75%, 2/25/2026 (a)	979,000	969,416
2.88%, 5/1/2024	1,129,000	1,132,014
3.13%, 8/17/2027	750,000	744,802
3.13%, 3/2/2028	984,000	969,525
3.25%, 11/10/2024	937,000	944,477
3.38%, 8/11/2025	729,000	734,183
3.38%, 8/15/2029 (a)	942,000	937,686
3.60%, 11/15/2023	65,000	66,137
Reynolds American, Inc.:
4.45%, 6/12/2025	3,272,000	3,340,450
4.85%, 9/15/2023	569,000	583,618
		52,069,389
AIRLINES — 0.5%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	770,187	742,368
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	793,484	762,071
Security Description	Principal Amount	Value
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	$662,821	$621,813
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	851,329	796,529
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	1,134,735	1,096,483
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	534,978	509,176
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	1,000,000	941,260
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	737,664	736,447
Delta Air Lines 2019-1 Class AA Pass Through Trust Series AA, 3.20%, 10/25/2025	1,023,000	1,021,414
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	810,174	741,204
Southwest Airlines Co.:
2.63%, 2/10/2030	762,000	701,124
3.00%, 11/15/2026	1,196,000	1,174,161
3.45%, 11/16/2027	999,000	989,779
5.13%, 6/15/2027	2,560,000	2,736,845
5.25%, 5/4/2025	2,046,000	2,147,236
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	448,007	437,515
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	493,813	493,250
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	1,055,725	1,060,190
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	770,695	756,460

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	$753,402	$727,500
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	657,652	619,015
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	944,805	913,230
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	240,122	241,279
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	836,352	820,796
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	2,959,490	3,029,659
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	672,066	671,239
		25,488,043
APPAREL — 0.2%
NIKE, Inc.:
2.25%, 5/1/2023	924,000	924,979
2.38%, 11/1/2026	1,439,000	1,411,573
2.40%, 3/27/2025	1,236,000	1,229,116
2.75%, 3/27/2027	1,303,000	1,297,280
2.85%, 3/27/2030	1,220,000	1,204,396
PVH Corp. 4.63%, 7/10/2025	774,000	789,348
Ralph Lauren Corp.:
2.95%, 6/15/2030 (a)	729,000	703,230
3.75%, 9/15/2025 (a)	638,000	652,304
Tapestry, Inc.:
3.05%, 3/15/2032	108,000	98,839
4.13%, 7/15/2027	454,000	460,697
4.25%, 4/1/2025	510,000	518,231
VF Corp.:
2.40%, 4/23/2025	1,098,000	1,081,772
2.80%, 4/23/2027 (a)	25,000	24,709
2.95%, 4/23/2030	961,000	915,477
		11,311,951
AUTO MANUFACTURERS — 2.4%
American Honda Finance Corp.:
1.50%, 1/13/2025 (a)	1,249,000	1,204,673
Security Description	Principal Amount	Value
Series GMTN, 2.30%, 9/9/2026	$922,000	$890,173
Series GMTN, 3.50%, 2/15/2028	732,000	737,915
Series MTN, 0.35%, 4/20/2023	1,086,000	1,066,072
Series MTN, 0.55%, 7/12/2024 (a)	833,000	793,316
Series MTN, 0.65%, 9/8/2023	1,110,000	1,082,694
Series MTN, 0.75%, 8/9/2024 (a)	1,166,000	1,111,793
Series MTN, 0.88%, 7/7/2023	1,268,000	1,247,281
Series MTN, 1.00%, 9/10/2025	955,000	890,413
Series MTN, 1.20%, 7/8/2025	1,117,000	1,051,499
Series MTN, 1.30%, 9/9/2026 (a)	1,012,000	939,693
Series MTN, 1.80%, 1/13/2031 (a)	1,084,000	959,589
Series MTN, 2.00%, 3/24/2028	1,375,000	1,276,743
Series MTN, 2.15%, 9/10/2024	1,333,000	1,313,205
Series MTN, 2.25%, 1/12/2029	930,000	867,355
Series MTN, 2.35%, 1/8/2027	1,087,000	1,048,161
Series MTN, 2.40%, 6/27/2024 (a)	935,000	928,623
Series MTN, 2.90%, 2/16/2024	1,760,000	1,765,773
Series MTN, 3.63%, 10/10/2023	1,109,000	1,126,112
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	774,000	754,340
3.25%, 3/1/2032	1,042,000	987,305
Cummins, Inc.:
0.75%, 9/1/2025 (a)	822,000	763,465
1.50%, 9/1/2030 (a)	1,015,000	879,254
3.65%, 10/1/2023	385,000	390,413
Daimler Finance North America LLC 8.50%, 1/18/2031	1,786,000	2,405,403
General Motors Co.:
4.00%, 4/1/2025	1,016,000	1,026,912
4.20%, 10/1/2027 (a)	798,000	803,546
4.88%, 10/2/2023	1,817,000	1,872,346
5.00%, 10/1/2028	1,184,000	1,235,836
5.40%, 10/2/2023	468,000	484,932
6.13%, 10/1/2025	2,410,000	2,589,858
6.80%, 10/1/2027	1,218,000	1,374,818
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	1,117,000	1,075,682

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.20%, 10/15/2024	$1,636,000	$1,556,818
1.25%, 1/8/2026	1,481,000	1,353,190
1.50%, 6/10/2026	1,524,000	1,391,808
1.70%, 8/18/2023	1,540,000	1,523,399
2.35%, 2/26/2027 (a)	1,114,000	1,039,028
2.35%, 1/8/2031 (a)	970,000	838,158
2.40%, 4/10/2028	1,079,000	980,131
2.40%, 10/15/2028	1,101,000	989,832
2.70%, 8/20/2027	755,000	710,176
2.70%, 6/10/2031	1,599,000	1,407,999
2.75%, 6/20/2025	1,115,000	1,084,003
2.90%, 2/26/2025	1,326,000	1,301,721
3.10%, 1/12/2032	1,567,000	1,410,049
3.50%, 11/7/2024	1,032,000	1,034,962
3.60%, 6/21/2030	1,690,000	1,615,133
3.70%, 5/9/2023	1,203,000	1,214,585
3.85%, 1/5/2028	3,068,000	3,026,674
3.95%, 4/13/2024	1,461,000	1,483,529
4.00%, 1/15/2025	1,084,000	1,098,114
4.00%, 10/6/2026	766,000	768,650
4.15%, 6/19/2023	1,241,000	1,260,819
4.25%, 5/15/2023	921,000	936,989
4.30%, 7/13/2025	692,000	702,096
4.35%, 4/9/2025	1,118,000	1,138,683
4.35%, 1/17/2027	970,000	987,518
5.10%, 1/17/2024	2,988,000	3,092,012
5.25%, 3/1/2026	1,450,000	1,519,701
5.65%, 1/17/2029	1,050,000	1,136,982
Honda Motor Co., Ltd.:
2.27%, 3/10/2025 (a)	705,000	692,796
2.53%, 3/10/2027	705,000	683,878
2.97%, 3/10/2032 (a)	850,000	822,384
Lear Corp.:
3.80%, 9/15/2027	990,000	992,455
4.25%, 5/15/2029	509,000	515,729
Magna International, Inc.:
3.63%, 6/15/2024	1,067,000	1,078,758
4.15%, 10/1/2025	518,000	530,670
PACCAR Financial Corp.:
2.00%, 2/4/2027	1,082,000	1,038,893
2.85%, 4/7/2025	500,000	499,870
3.40%, 8/9/2023	717,000	724,930
Series DM#N, 0.50%, 8/9/2024	1,132,000	1,075,502
Series MTN, 0.35%, 8/11/2023	250,000	243,593
Series MTN, 0.35%, 2/2/2024	1,077,000	1,037,366
Series MTN, 0.80%, 6/8/2023	1,044,000	1,026,586
Series MTN, 0.90%, 11/8/2024	846,000	808,125
Series MTN, 1.10%, 5/11/2026	698,000	648,016
Series MTN, 1.80%, 2/6/2025	993,000	963,359
Security Description	Principal Amount	Value
Series MTN, 2.15%, 8/15/2024 (a)	$772,000	$763,670
Series MTN, 2.65%, 4/6/2023	977,000	982,891
Stellantis NV 5.25%, 4/15/2023	1,542,000	1,577,373
Toyota Motor Corp.:
0.68%, 3/25/2024	1,544,000	1,488,370
1.34%, 3/25/2026	1,112,000	1,043,901
2.36%, 7/2/2024	751,000	744,939
2.36%, 3/25/2031 (a)	907,000	852,834
2.76%, 7/2/2029	605,000	586,989
3.42%, 7/20/2023	1,033,000	1,045,964
3.67%, 7/20/2028	806,000	822,926
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	1,100,000	1,046,111
1.45%, 1/13/2025	1,087,000	1,046,846
1.90%, 1/13/2027	873,000	829,743
1.90%, 9/12/2031 (a)	1,048,000	930,069
2.40%, 1/13/2032 (a)	907,000	837,551
2.50%, 3/22/2024	1,095,000	1,094,923
3.05%, 3/22/2027	1,300,000	1,296,503
3.35%, 1/8/2024	1,102,000	1,118,288
3.65%, 1/8/2029	673,000	690,054
Series GMTN, 3.05%, 1/11/2028	2,418,000	2,400,977
Series GMTN, 3.45%, 9/20/2023	599,000	606,919
Series MTN, 0.45%, 1/11/2024	1,041,000	1,005,148
Series MTN, 0.50%, 8/14/2023	974,000	949,932
Series MTN, 0.50%, 6/18/2024	791,000	754,551
Series MTN, 0.80%, 10/16/2025	922,000	856,022
Series MTN, 0.80%, 1/9/2026	613,000	567,197
Series MTN, 1.13%, 6/18/2026	1,189,000	1,102,738
Series MTN, 1.15%, 8/13/2027 (a)	981,000	886,029
Series MTN, 1.35%, 8/25/2023	1,440,000	1,421,280
Series MTN, 1.65%, 1/10/2031	1,646,000	1,445,616
Series MTN, 1.80%, 2/13/2025	1,378,000	1,338,203
Series MTN, 1.90%, 4/6/2028 (a)	1,077,000	1,000,759
Series MTN, 2.00%, 10/7/2024	891,000	874,615
Series MTN, 2.15%, 2/13/2030 (a)	1,024,000	948,808
Series MTN, 2.25%, 10/18/2023	1,052,000	1,049,128

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.90%, 4/17/2024	$902,000	$906,961
Series MTN, 3.00%, 4/1/2025	1,563,000	1,565,313
Series MTN, 3.20%, 1/11/2027	1,129,000	1,135,356
Series MTN, 3.38%, 4/1/2030 (a)	364,000	365,252
Series MTN, 3.40%, 4/14/2025	1,050,000	1,061,298
		127,972,909
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.35%, 3/15/2029	715,000	737,165
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	1,301,000	1,258,236
3.38%, 3/15/2025 (a)	823,000	826,802
Lear Corp.:
2.60%, 1/15/2032	762,000	672,953
3.50%, 5/30/2030	710,000	683,410
Magna International, Inc. 2.45%, 6/15/2030	790,000	727,993
		4,906,559
BANKS — 27.3%
Australia & New Zealand Banking Group, Ltd. Series MTN, 3.70%, 11/16/2025	1,043,000	1,069,138
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	1,166,000	1,132,652
1.13%, 9/18/2025	1,270,000	1,168,171
Banco Santander SA:
1.85%, 3/25/2026	3,463,000	3,238,840
2.71%, 6/27/2024	2,521,000	2,497,756
2.75%, 5/28/2025	3,294,000	3,212,045
2.75%, 12/3/2030	1,874,000	1,647,583
2.96%, 3/25/2031	1,011,000	933,426
3.31%, 6/27/2029	865,000	838,332
3.49%, 5/28/2030	1,045,000	1,009,167
3.50%, 3/24/2025	2,000,000	2,003,240
3.80%, 2/23/2028	802,000	789,970
3.85%, 4/12/2023	1,085,000	1,099,723
4.25%, 4/11/2027	886,000	896,136
4.38%, 4/12/2028	1,309,000	1,327,038
5.18%, 11/19/2025	1,862,000	1,923,763
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	1,450,000	1,314,440
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	856,000	768,012
1 year CMT + 2.00%, 4.18%, 3/24/2028 (c)	755,000	760,240
1 year CMT + 0.45%, 0.70%, 6/30/2024 (c)	1,588,000	1,542,123
Security Description	Principal Amount	Value
Bank of America Corp.:
4.10%, 7/24/2023 (a)	$2,158,000	$2,211,518
6.22%, 9/15/2026	1,784,000	1,954,961
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	2,549,000	2,548,643
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	7,082,000	7,018,687
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	2,997,000	3,020,856
5 year CMT + 1.20%, 2.48%, 9/21/2036 (c)	2,220,000	1,911,753
5 year CMT + 2.00%, 3.85%, 3/8/2037 (c)	3,525,000	3,377,408
SOFR + 0.67%, 1.84%, 2/4/2025 (c)	2,146,000	2,099,861
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	100,000	95,815
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	7,293,000	6,779,281
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	2,410,000	2,305,020
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	3,916,000	3,566,575
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	4,490,000	3,995,875
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	5,395,000	4,958,760
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	4,634,000	4,346,414
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	11,000,000	10,984,710
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	5,233,000	4,834,036
Series GMTN, 3.50%, 4/19/2026	3,095,000	3,137,897
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	3,403,000	3,411,303
Series L, 3.95%, 4/21/2025	3,154,000	3,212,097
Series L, 4.18%, 11/25/2027	2,515,000	2,566,281
Series MTN, 3.25%, 10/21/2027 (a)	2,627,000	2,619,749
Series MTN, 3.88%, 8/1/2025 (a)	2,348,000	2,411,936
Series MTN, 4.00%, 4/1/2024	2,887,000	2,964,891
Series MTN, 4.00%, 1/22/2025	3,091,000	3,148,554
Series MTN, 4.13%, 1/22/2024	2,976,000	3,054,656
Series MTN, 4.20%, 8/26/2024	3,835,000	3,930,031

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.25%, 10/22/2026	$2,960,000	$3,050,132
Series MTN, 4.45%, 3/3/2026	2,739,000	2,833,824
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	2,494,000	2,401,099
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	2,661,000	2,614,140
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	2,775,000	2,808,078
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	4,336,000	4,363,273
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	4,865,000	4,464,075
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	3,623,000	3,636,079
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	2,851,000	2,899,296
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	2,445,000	2,436,687
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	5,062,000	4,901,231
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	2,587,000	2,451,415
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	3,696,000	3,757,021
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	3,462,000	3,575,380
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	2,756,000	2,788,659
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	2,889,000	2,808,281
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (c)	2,426,000	2,321,391
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	2,961,000	2,863,702
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	2,398,000	2,275,342
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	3,401,000	3,147,149
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	$3,402,000	$3,108,816
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	3,671,000	3,437,965
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	3,989,000	3,476,134
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	2,735,000	2,697,530
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	3,440,000	3,004,221
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	3,450,000	3,222,369
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	3,214,000	2,955,273
Bank of Montreal:
0.45%, 12/8/2023	754,000	727,158
2.15%, 3/8/2024	2,000,000	1,980,220
2.65%, 3/8/2027	1,330,000	1,286,522
5 year CMT + 1.40%, 3.09%, 1/10/2037 (c)	1,439,000	1,311,677
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	812,000	824,903
Series E, 3.30%, 2/5/2024	1,989,000	2,016,766
Series MTN, 0.63%, 7/9/2024	3,484,000	3,313,493
Series MTN, 1.25%, 9/15/2026	1,649,000	1,513,996
Series MTN, 1.50%, 1/10/2025	1,404,000	1,345,355
Series MTN, 1.85%, 5/1/2025	2,023,000	1,949,019
Series MTN, 2.50%, 6/28/2024 (a)	2,194,000	2,184,149
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (a) (c)	937,000	859,791
Bank of New York Mellon Corp Series MTN, 1.80%, 7/28/2031	1,244,000	1,100,940
Bank of New York Mellon Corp.:
2.05%, 1/26/2027	1,115,000	1,075,384
2.50%, 1/26/2032	1,031,000	964,171
3.40%, 5/15/2024	854,000	867,920
Series 0012, 3.65%, 2/4/2024	756,000	769,374
Series G, 3.00%, 2/24/2025	985,000	990,605
Series J, 0.85%, 10/25/2024	728,000	697,308

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series J, 1.90%, 1/25/2029	$1,152,000	$1,058,066
Series MTN, 0.35%, 12/7/2023	735,000	711,083
Series MTN, 0.50%, 4/26/2024	658,000	630,719
Series MTN, 0.75%, 1/28/2026 (a)	974,000	901,749
Series MTN, 1.05%, 10/15/2026 (a)	1,108,000	1,020,413
Series MTN, 1.60%, 4/24/2025	1,365,000	1,318,017
Series MTN, 1.65%, 7/14/2028	625,000	573,469
Series MTN, 1.65%, 1/28/2031	733,000	648,317
Series MTN, 2.10%, 10/24/2024	998,000	985,325
Series MTN, 2.45%, 8/17/2026	992,000	976,207
Series MTN, 2.80%, 5/4/2026 (a)	922,000	924,794
Series MTN, 3.25%, 9/11/2024	997,000	1,007,887
Series MTN, 3.25%, 5/16/2027 (a)	851,000	860,531
Series MTN, 3.30%, 8/23/2029	786,000	784,106
Series MTN, 3.40%, 1/29/2028	924,000	937,389
Series MTN, 3.45%, 8/11/2023	1,045,000	1,059,369
Series MTN, 3.85%, 4/28/2028 (a)	931,000	968,352
Series MTN, 3.95%, 11/18/2025	1,189,000	1,225,205
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	3,158,000	3,198,486
Bank of Nova Scotia:
0.40%, 9/15/2023	968,000	940,141
0.55%, 9/15/2023	992,000	964,343
0.65%, 7/31/2024	860,000	816,510
0.70%, 4/15/2024	1,017,000	975,466
0.80%, 6/15/2023	390,000	382,516
1.05%, 3/2/2026	1,130,000	1,038,888
1.30%, 6/11/2025	1,225,000	1,156,535
1.30%, 9/15/2026	1,035,000	952,252
1.35%, 6/24/2026	1,106,000	1,027,153
1.45%, 1/10/2025 (a)	1,143,000	1,098,103
1.95%, 2/2/2027	877,000	828,590
2.15%, 8/1/2031	728,000	656,241
2.20%, 2/3/2025	1,237,000	1,208,091
2.44%, 3/11/2024	2,500,000	2,488,600
2.45%, 2/2/2032 (a)	532,000	489,068
2.70%, 8/3/2026 (a)	1,332,000	1,305,840
2.95%, 3/11/2027	2,350,000	2,306,995
3.40%, 2/11/2024	1,197,000	1,212,238
Security Description	Principal Amount	Value
4.50%, 12/16/2025	$1,225,000	$1,267,410
Series 2, 5 year CMT + 2.61%, 3.63%, 10/27/2081 (c)	4,718,000	4,067,341
BankUnited, Inc.:
4.88%, 11/17/2025	931,000	972,662
5.13%, 6/11/2030	766,000	789,394
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	1,068,000	1,084,714
Barclays PLC:
3.65%, 3/16/2025	3,334,000	3,346,236
4.34%, 1/10/2028	1,460,000	1,484,557
4.38%, 9/11/2024	1,141,000	1,158,241
4.38%, 1/12/2026	3,098,000	3,166,621
4.84%, 5/9/2028	2,386,000	2,438,063
5.20%, 5/12/2026	2,427,000	2,531,992
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	3,283,000	3,152,008
1 year CMT + 1.05%, 2.28%, 11/24/2027 (c)	2,219,000	2,063,825
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	1,155,000	1,035,504
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	1,066,000	967,502
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	946,000	859,687
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	1,452,000	1,475,290
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	2,347,000	2,365,377
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	2,075,000	2,178,584
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	1,272,000	1,318,581
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	2,177,000	2,116,545
5 year CMT + 2.90%, 3.56%, 9/23/2035 (c)	450,000	414,014
BNP Paribas SA Series MTN, 4.25%, 10/15/2024 (a)	965,000	989,559
BPCE SA:
4.00%, 4/15/2024	1,484,000	1,511,187
Series MTN, 3.38%, 12/2/2026 (a)	1,099,000	1,092,890
Branch Banking & Trust Co. Series BKNT, 3.80%, 10/30/2026	1,395,000	1,425,676
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	1,575,000	1,537,578
0.50%, 12/14/2023	1,257,000	1,213,608

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
0.95%, 6/23/2023	$1,127,000	$1,106,274
0.95%, 10/23/2025 (a)	828,000	763,557
1.00%, 10/18/2024	1,056,000	1,002,725
1.25%, 6/22/2026	1,131,000	1,039,649
2.25%, 1/28/2025 (a)	1,192,000	1,164,596
3.10%, 4/2/2024 (a)	1,191,000	1,195,776
3.30%, 4/7/2025	875,000	874,528
3.45%, 4/7/2027	1,385,000	1,382,341
3.60%, 4/7/2032	1,400,000	1,394,988
Series BKNT, 3.50%, 9/13/2023	963,000	977,320
Citibank NA Series BKNT, 3.65%, 1/23/2024	2,864,000	2,915,667
Citigroup, Inc.:
3.20%, 10/21/2026	3,444,000	3,417,550
3.30%, 4/27/2025	1,655,000	1,666,899
3.40%, 5/1/2026 (a)	2,324,000	2,343,824
3.50%, 5/15/2023	1,970,000	1,998,900
3.70%, 1/12/2026	2,693,000	2,727,794
3.75%, 6/16/2024	2,000,000	2,034,820
3.88%, 10/25/2023	945,000	966,026
3.88%, 3/26/2025	1,393,000	1,410,830
4.00%, 8/5/2024 (a)	877,000	897,399
4.13%, 7/25/2028	2,618,000	2,659,312
4.30%, 11/20/2026	1,390,000	1,430,949
4.40%, 6/10/2025	3,244,000	3,338,108
4.45%, 9/29/2027	5,918,000	6,101,103
4.60%, 3/9/2026	1,651,000	1,713,523
5.50%, 9/13/2025	1,472,000	1,572,376
6.63%, 1/15/2028	206,000	237,708
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	3,131,000	3,139,422
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	1,900,000	1,924,567
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	2,578,000	2,560,238
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	2,519,000	2,572,025
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	2,576,000	2,622,291
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	5,786,000	5,791,323
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	3,381,000	3,417,650
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	1,823,000	1,734,493
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	2,707,000	2,583,019
Security Description	Principal Amount	Value
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	$2,921,000	$2,822,445
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	3,090,000	2,975,299
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	3,088,000	2,837,316
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	5,391,000	4,963,655
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	2,902,000	2,695,871
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	2,537,000	2,297,710
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	1,932,000	1,732,521
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	3,450,000	3,229,165
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	2,791,000	2,654,464
SOFR + 1.52%, 3.29%, 3/17/2026 (c)	6,200,000	6,182,020
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	433,000	429,146
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	6,800,000	6,757,500
SOFR + 2.11%, 2.57%, 6/3/2031 (a) (c)	5,483,000	5,017,000
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	4,410,000	4,372,912
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	5,050,000	5,258,464
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	2,995,000	2,922,581
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	808,000	783,865
Series BKNT, 3.75%, 2/18/2026	1,244,000	1,270,186
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	1,055,000	976,318
2.85%, 7/27/2026	1,027,000	1,011,698
3.25%, 4/30/2030	725,000	707,941
4.30%, 12/3/2025	10,000	10,207
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024	889,000	877,212
Series BKNT, 4.00%, 7/27/2025	447,000	455,779
Comerica, Inc.:
3.70%, 7/31/2023 (a)	1,177,000	1,192,890
4.00%, 2/1/2029	707,000	732,042
Cooperatieve Rabobank UA:
0.38%, 1/12/2024 (a)	1,024,000	983,357
1.38%, 1/10/2025 (a)	798,000	763,718
4.38%, 8/4/2025	2,013,000	2,046,959
4.63%, 12/1/2023 (a)	367,000	377,283

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.75%, 7/21/2026	$2,546,000	$2,530,189
Series MTN, 3.38%, 5/21/2025	1,066,000	1,073,110
Credit Suisse AG:
0.50%, 2/2/2024	1,113,000	1,064,729
1.00%, 5/5/2023 (a)	2,232,000	2,198,899
1.25%, 8/7/2026	2,155,000	1,969,929
2.95%, 4/9/2025 (a)	1,948,000	1,927,663
Series FXD, 0.52%, 8/9/2023	1,353,000	1,317,118
Series MTN, 3.63%, 9/9/2024	3,540,000	3,581,029
Credit Suisse Group AG 3.75%, 3/26/2025 (a)	5,545,000	5,528,587
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 6/9/2023	2,483,000	2,506,713
4.55%, 4/17/2026	2,352,000	2,392,901
Deutsche Bank AG:
0.90%, 5/28/2024	1,291,000	1,230,633
1.69%, 3/19/2026	1,000,000	938,030
3.70%, 5/30/2024	1,143,000	1,152,247
3.70%, 5/30/2024	1,180,000	1,185,286
4.10%, 1/13/2026 (a)	700,000	709,310
4.10%, 1/13/2026	1,043,000	1,050,906
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	1,639,000	1,566,523
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	1,989,000	1,829,960
SOFR + 1.31%, 2.55%, 1/7/2028 (c)	2,200,000	2,033,064
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	1,544,000	1,389,600
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	2,453,000	2,277,758
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	2,291,000	2,242,385
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	2,231,000	2,229,773
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	1,827,000	1,723,025
Series E, 0.96%, 11/8/2023	1,996,000	1,939,354
Discover Bank:
2.45%, 9/12/2024	978,000	961,384
Series BKNT, 2.70%, 2/6/2030	1,002,000	916,750
Series BKNT, 3.45%, 7/27/2026	2,915,000	2,905,031
Series BKNT, 4.20%, 8/8/2023	776,000	789,363
Series BKNT, 4.25%, 3/13/2026	1,129,000	1,159,257
Series BKNT, 4.65%, 9/13/2028	854,000	884,513
Security Description	Principal Amount	Value
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (c)	$2,515,000	$2,549,330
Fifth Third Bancorp:
1.63%, 5/5/2023	841,000	833,053
2.38%, 1/28/2025	1,018,000	995,930
2.55%, 5/5/2027	1,103,000	1,068,112
3.65%, 1/25/2024	1,643,000	1,664,129
3.95%, 3/14/2028	950,000	973,028
4.30%, 1/16/2024	789,000	807,005
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	1,103,000	1,025,117
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027	446,000	429,284
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	945,000	961,074
Series BKNT, 3.95%, 7/28/2025	1,165,000	1,197,049
First Citizens BancShares, Inc. SOFR + 2.47%, 3.38%, 3/15/2030 (c)	88,000	85,809
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	1,047,000	1,181,498
First Horizon Corp. 3.55%, 5/26/2023	904,000	909,261
First Horizon National Corp. 4.00%, 5/26/2025	1,094,000	1,107,752
First-Citizens Bank & Trust Co.:
6.13%, 3/9/2028	499,000	552,069
Series BKNT, SOFR + 1.72%, 2.97%, 9/27/2025 (c)	1,017,000	1,007,847
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	2,233,000	2,180,748
2.60%, 2/7/2030 (a)	1,779,000	1,650,200
3.00%, 3/15/2024	4,250,000	4,245,495
3.50%, 1/23/2025	2,825,000	2,853,193
3.50%, 4/1/2025	4,213,000	4,247,167
3.50%, 11/16/2026	3,544,000	3,558,424
3.63%, 2/20/2024 (a)	1,697,000	1,719,383
3.75%, 5/22/2025	2,644,000	2,685,484
3.75%, 2/25/2026	1,899,000	1,931,321
3.80%, 3/15/2030	3,505,000	3,531,042
3.85%, 1/26/2027	7,457,000	7,544,396
4.00%, 3/3/2024	3,533,000	3,605,744
4.25%, 10/21/2025	2,706,000	2,779,603
5.95%, 1/15/2027	1,501,000	1,650,199
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	2,618,000	2,635,881

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	$4,179,000	$4,280,717
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	3,794,000	3,802,840
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	2,399,000	2,325,399
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	2,287,000	2,213,130
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	1,581,000	1,474,994
SOFR + 0.73%, 1.76%, 1/24/2025 (c)	4,529,000	4,416,454
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	3,955,000	3,650,188
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	3,491,000	3,199,432
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	5,500,000	5,113,790
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	3,218,000	2,786,981
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	3,615,000	3,459,808
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	3,644,000	3,309,845
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	4,203,000	3,820,275
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	2,928,000	2,762,861
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	4,050,000	4,050,202
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	2,600,000	2,600,936
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	4,706,000	4,181,893
Series MTN, 3.85%, 7/8/2024	2,977,000	3,028,264
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	2,552,000	2,339,648
HSBC Holdings PLC:
3.90%, 5/25/2026	2,865,000	2,897,604
4.25%, 3/14/2024	2,308,000	2,342,528
4.25%, 8/18/2025	2,550,000	2,579,962
4.30%, 3/8/2026	3,573,000	3,670,007
4.38%, 11/23/2026	2,027,000	2,065,290
4.95%, 3/31/2030	3,098,000	3,314,488
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	2,481,000	2,505,686
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	3,949,000	3,969,890
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	$3,075,000	$3,118,050
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	3,496,000	3,606,474
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	2,728,000	2,738,994
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	3,838,000	3,846,827
SOFR + 0.53%, 0.73%, 8/17/2024 (c)	5,105,000	4,940,517
SOFR + 0.58%, 1.16%, 11/22/2024 (c)	2,834,000	2,738,154
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	2,400,000	2,276,688
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	3,029,000	2,821,877
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	3,610,000	3,286,544
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	2,353,000	2,152,383
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	2,288,000	2,061,030
SOFR + 1.40%, 2.63%, 11/7/2025 (c)	2,639,000	2,575,453
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	1,930,000	1,757,033
SOFR + 1.43%, 3.00%, 3/10/2026 (a) (c)	3,155,000	3,094,108
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	2,267,000	2,137,033
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	1,573,000	1,427,718
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	2,657,000	2,526,090
SOFR + 1.95%, 2.36%, 8/18/2031 (a) (c)	1,789,000	1,588,847
SOFR + 2.39%, 2.85%, 6/4/2031 (a) (c)	1,942,000	1,796,738
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	1,695,000	1,741,290
HSBC USA, Inc. 3.50%, 6/23/2024	2,142,000	2,164,791
Huntington Bancshares, Inc.:
2.55%, 2/4/2030 (a)	436,000	411,418
2.63%, 8/6/2024	772,000	766,048
4.00%, 5/15/2025	1,125,000	1,147,399
5 year CMT + 1.17%, 2.49%, 8/15/2036 (b) (c)	871,000	757,335
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	951,000	962,060
ING Groep NV:
3.55%, 4/9/2024	808,000	817,704

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.87%, 3/28/2026	$2,000,000	$2,009,920
3.95%, 3/29/2027	1,780,000	1,802,001
4.05%, 4/9/2029	1,113,000	1,128,938
4.10%, 10/2/2023	1,711,000	1,739,659
4.55%, 10/2/2028	1,575,000	1,634,913
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	722,000	658,782
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	2,500,000	2,517,225
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	1,440,000	1,481,645
Series VAR, SOFR + 1.01%, 1.73%, 4/1/2027 (c)	1,331,000	1,229,365
Intesa Sanpaolo SpA 5.25%, 1/12/2024	734,000	752,372
JPMorgan Chase & Co.:
2.70%, 5/18/2023	2,745,000	2,755,815
2.95%, 10/1/2026	3,562,000	3,539,168
3.13%, 1/23/2025 (a)	3,010,000	3,026,946
3.20%, 6/15/2026	2,013,000	2,022,059
3.30%, 4/1/2026	3,770,000	3,804,194
3.38%, 5/1/2023	1,880,000	1,901,564
3.63%, 5/13/2024 (a)	3,085,000	3,147,625
3.63%, 12/1/2027	1,415,000	1,421,184
3.88%, 2/1/2024	1,697,000	1,734,385
3.88%, 9/10/2024	3,684,000	3,763,206
3.90%, 7/15/2025	4,528,000	4,653,788
4.13%, 12/15/2026	3,089,000	3,195,694
4.25%, 10/1/2027	3,750,000	3,874,312
7.63%, 10/15/2026	1,526,000	1,794,423
7.75%, 7/15/2025	302,000	340,505
8.00%, 4/29/2027	816,000	983,786
8.75%, 9/1/2030	2,058,000	2,779,967
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	2,417,000	2,441,557
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	5,370,000	5,431,970
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	2,755,000	2,751,005
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	4,176,000	4,242,900
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	2,584,000	2,638,316
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	2,280,000	2,289,143
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	3,232,000	3,254,624
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	$2,794,000	$2,855,049
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	2,923,000	3,017,734
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	2,691,000	2,812,795
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	2,876,000	2,912,525
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	3,185,000	3,194,523
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	2,325,000	2,225,513
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	1,674,000	1,588,358
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	2,405,000	2,295,428
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	2,995,000	2,860,315
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	1,388,000	1,349,663
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	2,845,000	2,723,206
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	2,404,000	2,201,776
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	3,123,000	2,878,049
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	3,370,000	3,115,565
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	4,454,000	4,149,079
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	1,127,000	1,106,984
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	2,225,000	2,045,376
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	3,807,000	3,326,214
SOFR + 1.11%, 1.76%, 11/19/2031 (a) (c)	1,786,000	1,544,908
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	2,240,000	2,188,637
SOFR + 1.17%, 2.95%, 2/24/2028 (a) (c)	1,900,000	1,854,115
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	2,906,000	2,652,451
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	3,885,000	3,562,778
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	2,278,000	2,149,885
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	3,757,000	3,706,581
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	3,745,000	3,543,407

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	$3,365,000	$3,247,696
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	4,480,000	4,318,138
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	1,421,000	1,333,935
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	3,271,000	3,028,913
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	3,486,000	3,268,299
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	5,065,000	5,375,738
KeyBank NA:
Series BKNT, 3.30%, 6/1/2025	725,000	729,270
Series BKNT, 3.40%, 5/20/2026	1,083,000	1,080,726
Series BKNT, 3.90%, 4/13/2029	1,062,000	1,079,226
Series BKNT, 6.95%, 2/1/2028	702,000	813,386
KeyCorp.:
Series MTN, 2.25%, 4/6/2027 (a)	577,000	548,514
Series MTN, 2.55%, 10/1/2029	488,000	460,667
Series MTN, 4.10%, 4/30/2028	340,000	350,489
Series MTN, 4.15%, 10/29/2025	673,000	692,517
Lloyds Bank PLC 3.50%, 5/14/2025	785,000	786,342
Lloyds Banking Group PLC:
3.75%, 1/11/2027 (a)	1,380,000	1,383,326
3.90%, 3/12/2024	915,000	929,292
4.05%, 8/16/2023	25,000	25,440
4.38%, 3/22/2028	1,626,000	1,660,829
4.45%, 5/8/2025	1,969,000	2,017,634
4.50%, 11/4/2024	996,000	1,018,539
4.55%, 8/16/2028	1,383,000	1,426,993
4.58%, 12/10/2025	1,379,000	1,407,338
4.65%, 3/24/2026	2,168,000	2,217,669
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	917,000	893,396
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	1,843,000	1,690,713
1 year CMT + 1.00%, 2.44%, 2/5/2026 (a) (c)	1,141,000	1,101,818
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	1,825,000	1,842,009
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	2,066,000	2,020,383
1 year CMT + 1.60%, 3.51%, 3/18/2026 (c)	3,100,000	3,085,337
1 year CMT + 1.80%, 3.75%, 3/18/2028 (c)	2,460,000	2,452,005
Security Description	Principal Amount	Value
M&T Bank Corp. 3.55%, 7/26/2023	$1,011,000	$1,021,878
Manufacturers & Traders Trust Co.:
Series BKNT, 2.90%, 2/6/2025	1,055,000	1,049,894
Series BKNT, 3.40%, 8/17/2027	531,000	527,352
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,732,000	2,558,955
2.05%, 7/17/2030 (a)	1,511,000	1,339,350
2.19%, 2/25/2025	3,091,000	2,992,243
2.53%, 9/13/2023	1,264,000	1,261,636
2.56%, 2/25/2030	1,107,000	1,024,739
2.76%, 9/13/2026	3,140,000	3,049,191
2.80%, 7/18/2024	1,247,000	1,239,169
3.20%, 7/18/2029	2,223,000	2,158,666
3.29%, 7/25/2027	1,193,000	1,183,528
3.41%, 3/7/2024 (a)	1,531,000	1,545,376
3.68%, 2/22/2027 (a)	957,000	967,517
3.74%, 3/7/2029	1,569,000	1,586,432
3.76%, 7/26/2023	2,686,000	2,727,391
3.78%, 3/2/2025	1,060,000	1,078,126
3.85%, 3/1/2026	2,741,000	2,776,606
3.96%, 3/2/2028	3,056,000	3,106,118
4.05%, 9/11/2028	912,000	931,590
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	1,155,000	1,089,234
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	3,369,000	3,197,316
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	1,524,000	1,401,105
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	2,790,000	2,702,506
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	2,548,000	2,341,816
1 year CMT + 0.83%, 2.34%, 1/19/2028 (c)	1,100,000	1,039,390
1 year CMT + 1.10%, 2.85%, 1/19/2033 (c)	1,175,000	1,094,783
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	1,006,000	899,867
1 year CMT + 0.97%, 2.49%, 10/13/2032 (c)	200,000	180,808
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	1,081,000	946,134
2.84%, 9/13/2026	959,000	933,222
3.17%, 9/11/2027 (a)	1,391,000	1,370,817
3.66%, 2/28/2027	946,000	950,125
4.02%, 3/5/2028	1,162,000	1,179,232
1 year CMT + 0.67%, 1.23%, 5/22/2027 (c)	660,000	599,874
1 year CMT + 0.90%, 2.65%, 5/22/2026 (a) (c)	800,000	779,256
1 year CMT + 1.25%, 3.26%, 5/22/2030 (c)	1,950,000	1,886,391

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	$871,000	$835,629
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	1,633,000	1,651,731
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	1,093,000	1,001,308
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	901,000	867,158
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	1,104,000	1,134,095
SOFR - 0.87%, 0.85%, 9/8/2024 (c)	873,000	846,426
SOFR - 1.25%, 1.24%, 7/10/2024 (c)	1,029,000	1,007,607
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	797,000	786,822
SOFR + 1.36%, 2.56%, 9/13/2025 (a) (c)	1,499,000	1,468,870
SOFR + 1.53%, 1.98%, 9/8/2031 (c)	698,000	608,133
SOFR + 1.57%, 2.87%, 9/13/2030 (c)	1,028,000	969,877
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	1,011,000	897,930
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	1,440,000	1,323,202
Morgan Stanley:
3.63%, 1/20/2027	3,656,000	3,690,769
3.95%, 4/23/2027	2,532,000	2,580,159
5.00%, 11/24/2025	2,285,000	2,408,641
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	6,177,000	6,238,461
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	3,296,000	3,309,184
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	4,361,000	4,143,909
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	2,977,000	2,737,828
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	4,419,000	4,108,035
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	2,485,000	2,439,351
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	2,457,000	2,343,118
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	2,485,000	2,328,495
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	3,573,000	3,067,420
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	3,837,000	3,711,914
Series F, 3.88%, 4/29/2024	3,647,000	3,721,144
Security Description	Principal Amount	Value
Series GMTN, 3.70%, 10/23/2024	$3,592,000	$3,656,081
Series GMTN, 3.88%, 1/27/2026	4,117,000	4,195,141
Series GMTN, 4.00%, 7/23/2025	5,145,000	5,272,030
Series GMTN, 4.35%, 9/8/2026	3,009,000	3,103,994
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	3,587,000	3,615,445
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	3,955,000	4,141,162
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	2,703,000	2,595,042
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	3,845,000	3,543,514
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	4,160,000	3,891,638
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	4,267,000	3,783,378
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	2,344,000	2,210,908
Series MTN, 3.13%, 7/27/2026	3,496,000	3,465,025
Series MTN, 4.10%, 5/22/2023	2,895,000	2,946,849
Series MTN, 6.25%, 8/9/2026	1,649,000	1,834,084
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	3,157,000	3,000,287
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	471,000	407,057
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	4,589,000	3,957,324
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	3,298,000	3,263,041
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	2,819,000	2,552,661
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	3,730,000	3,719,183
National Australia Bank, Ltd.:
3.38%, 1/14/2026	995,000	1,007,338
3.63%, 6/20/2023 (a)	1,473,000	1,493,872
Series BKNT, 2.50%, 7/12/2026	1,618,000	1,580,462

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024	$831,000	$787,705
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	1,015,000	976,826
Natwest Group PLC:
3.88%, 9/12/2023	3,381,000	3,414,540
4.80%, 4/5/2026	3,394,000	3,510,550
5.13%, 5/28/2024	1,288,000	1,322,905
6.00%, 12/19/2023	1,725,000	1,795,070
6.10%, 6/10/2023	60,000	61,946
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	1,627,000	1,487,355
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	918,000	910,739
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	759,000	729,126
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	1,722,000	1,748,846
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	2,099,000	2,181,092
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	2,765,000	2,798,152
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	1,452,000	1,490,130
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	1,793,000	1,909,043
5 year CMT + 2.10%, 3.75%, 11/1/2029 (c)	805,000	797,892
5 year CMT + 2.35%, 3.03%, 11/28/2035 (c)	456,000	405,047
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	1,007,000	922,855
3.15%, 5/3/2029 (a)	799,000	802,699
3.95%, 10/30/2025 (a)	1,953,000	2,011,356
People's United Bank NA 4.00%, 7/15/2024	607,000	614,757
PNC Bank NA:
2.50%, 8/27/2024	968,000	960,266
3.80%, 7/25/2023	1,101,000	1,116,909
Series BKNT, 2.70%, 10/22/2029	1,111,000	1,057,383
Series BKNT, 2.95%, 2/23/2025	1,027,000	1,028,582
Series BKNT, 3.10%, 10/25/2027 (a)	1,153,000	1,155,237
Series BKNT, 3.25%, 6/1/2025	1,025,000	1,038,284
Series BKNT, 3.25%, 1/22/2028	1,239,000	1,237,179
Security Description	Principal Amount	Value
Series BKNT, 3.30%, 10/30/2024 (a)	$669,000	$676,078
Series BKNT, 3.50%, 6/8/2023	1,035,000	1,047,348
Series BKNT, 3.88%, 4/10/2025	1,152,000	1,173,093
Series BKNT, 4.05%, 7/26/2028	1,012,000	1,040,063
Series BKNT, 4.20%, 11/1/2025	917,000	946,995
PNC Financial Services Group Inc 1.15%, 8/13/2026	1,052,000	972,553
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	720,000	710,834
2.55%, 1/22/2030	2,446,000	2,334,267
2.60%, 7/23/2026 (a)	949,000	935,287
3.15%, 5/19/2027 (a)	1,108,000	1,111,136
3.45%, 4/23/2029	1,596,000	1,625,143
3.50%, 1/23/2024	932,000	946,362
3.90%, 4/29/2024	1,215,000	1,239,665
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	403,000	370,147
Regions Financial Corp.:
1.80%, 8/12/2028	2,599,000	2,332,395
2.25%, 5/18/2025	1,019,000	992,261
Royal Bank of Canada:
0.65%, 7/29/2024	973,000	925,586
1.20%, 4/27/2026	4,389,000	4,067,462
Series FXD, 2.05%, 1/21/2027 (a)	1,032,000	979,482
Series GMTN, 0.43%, 1/19/2024 (a)	790,000	762,413
Series GMTN, 0.75%, 10/7/2024	1,338,000	1,269,481
Series GMTN, 0.88%, 1/20/2026	2,763,000	2,540,578
Series GMTN, 1.15%, 7/14/2026	769,000	705,796
Series GMTN, 1.40%, 11/2/2026 (a)	983,000	907,663
Series GMTN, 1.60%, 4/17/2023	1,290,000	1,282,595
Series GMTN, 1.60%, 1/21/2025 (a)	1,158,000	1,116,161
Series GMTN, 2.25%, 11/1/2024	1,796,000	1,771,413
Series GMTN, 2.55%, 7/16/2024	1,097,000	1,091,603
Series GMTN, 3.70%, 10/5/2023	1,593,000	1,621,021
Series GMTN, 4.65%, 1/27/2026	1,308,000	1,364,375
Series MTN, 0.50%, 10/26/2023 (a)	1,272,000	1,233,255

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.15%, 6/10/2025	$1,623,000	$1,530,830
Series MTN, 2.30%, 11/3/2031 (a)	1,642,000	1,495,254
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,437,000	1,400,730
3.45%, 6/2/2025	1,142,000	1,138,334
4.40%, 7/13/2027	1,158,000	1,177,952
4.50%, 7/17/2025	1,210,000	1,237,600
SOFR + 1.24%, 2.49%, 1/6/2028 (c)	1,193,000	1,114,560
3.50%, 6/7/2024	1,135,000	1,138,030
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	936,000	920,977
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	1,245,000	1,272,925
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	1,513,000	1,438,576
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	2,243,000	2,041,780
SOFR + 1.02%, 2.47%, 1/11/2028 (c)	1,058,000	984,765
SOFR + 1.47%, 2.90%, 3/15/2032 (c)	887,000	805,857
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	1,056,000	973,864
Santander UK PLC:
2.88%, 6/18/2024	180,000	179,028
4.00%, 3/13/2024	692,000	706,304
Signature Bank 4.00%, 10/15/2030 (c)	1,048,000	1,036,975
Sumitomo Mitsui Banking Corp.:
3.95%, 7/19/2023	940,000	956,074
3.95%, 1/10/2024	1,069,000	1,091,513
Series GMTN, 3.40%, 7/11/2024 (a)	1,051,000	1,058,031
Series GMTN, 3.65%, 7/23/2025	739,000	743,050
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024	789,000	758,600
0.95%, 1/12/2026	905,000	827,324
1.40%, 9/17/2026	2,299,000	2,105,815
1.47%, 7/8/2025	2,759,000	2,593,598
1.71%, 1/12/2031	1,114,000	952,804
1.90%, 9/17/2028	2,309,000	2,069,880
2.13%, 7/8/2030	1,629,000	1,457,841
2.14%, 9/23/2030	801,000	701,988
2.17%, 1/14/2027 (a)	1,086,000	1,025,890
2.22%, 9/17/2031	976,000	865,400
2.35%, 1/15/2025	1,540,000	1,498,081
Security Description	Principal Amount	Value
2.45%, 9/27/2024	$1,237,000	$1,214,153
2.47%, 1/14/2029	882,000	818,752
2.63%, 7/14/2026	4,308,000	4,180,612
2.70%, 7/16/2024	3,239,000	3,208,553
2.72%, 9/27/2029	877,000	825,117
2.75%, 1/15/2030 (a)	1,002,000	942,251
3.01%, 10/19/2026 (a)	1,803,000	1,769,464
3.04%, 7/16/2029	3,037,000	2,920,561
3.20%, 9/17/2029	939,000	898,961
3.35%, 10/18/2027	831,000	822,449
3.36%, 7/12/2027	1,868,000	1,870,372
3.45%, 1/11/2027	1,195,000	1,195,048
3.54%, 1/17/2028	685,000	680,835
3.75%, 7/19/2023	892,000	903,837
3.78%, 3/9/2026	1,728,000	1,751,760
3.94%, 10/16/2023	803,000	816,514
3.94%, 7/19/2028	921,000	932,402
4.31%, 10/16/2028 (a)	979,000	1,012,766
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	985,000	1,016,983
SVB Financial Group:
1.80%, 10/28/2026 (a)	659,000	612,738
1.80%, 2/2/2031	1,291,000	1,111,654
2.10%, 5/15/2028	1,217,000	1,110,208
3.13%, 6/5/2030	1,032,000	993,403
3.50%, 1/29/2025	1,426,000	1,433,258
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	1,635,000	1,669,744
Toronto-Dominion Bank:
0.55%, 3/4/2024	1,049,000	1,008,194
1.25%, 12/13/2024 (a)	805,000	773,219
2.35%, 3/8/2024	2,500,000	2,485,200
2.80%, 3/10/2027 (a)	2,750,000	2,706,137
3.20%, 3/10/2032 (a)	3,000,000	2,954,280
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (c)	1,518,000	1,523,723
Series FXD, 1.45%, 1/10/2025 (a)	1,139,000	1,093,303
Series FXD, 1.95%, 1/12/2027	1,082,000	1,025,541
Series GMTN, 2.45%, 1/12/2032 (a)	927,000	856,261
Series GMTN, 3.25%, 3/11/2024	1,488,000	1,505,752
Series GMTN, 3.50%, 7/19/2023 (a)	1,830,000	1,860,213
Series MTN, 0.30%, 6/2/2023	1,081,000	1,056,115
Series MTN, 0.45%, 9/11/2023	1,228,000	1,193,984
Series MTN, 0.70%, 9/10/2024	1,371,000	1,303,081

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.75%, 6/12/2023 (a)	$1,462,000	$1,435,026
Series MTN, 0.75%, 9/11/2025	929,000	857,439
Series MTN, 0.75%, 1/6/2026	1,096,000	1,005,799
Series MTN, 1.15%, 6/12/2025	1,190,000	1,121,492
Series MTN, 1.20%, 6/3/2026	1,540,000	1,422,221
Series MTN, 1.25%, 9/10/2026	3,392,000	3,123,693
Series MTN, 2.00%, 9/10/2031	814,000	725,771
Series MTN, 2.65%, 6/12/2024	1,768,000	1,766,267
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	1,378,000	1,260,636
Series BKNT, 1.50%, 3/10/2025	1,369,000	1,316,102
Series BKNT, 2.15%, 12/6/2024	1,583,000	1,557,719
Series BKNT, 2.75%, 5/1/2023	157,000	157,809
Series BKNT, 3.30%, 5/15/2026	797,000	801,862
Series BKNT, 3.63%, 9/16/2025	1,412,000	1,428,831
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	742,000	752,180
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (c)	1,059,000	1,039,048
Series BNKT, 3.20%, 4/1/2024 (a)	1,498,000	1,515,122
Truist Financial Corp.:
4.00%, 5/1/2025 (a)	1,005,000	1,032,225
Series MTN, 1.13%, 8/3/2027 (a)	1,741,000	1,564,445
Series MTN, 1.20%, 8/5/2025	804,000	757,304
Series MTN, 1.95%, 6/5/2030 (a)	834,000	752,668
Series MTN, 2.50%, 8/1/2024	1,104,000	1,096,802
Series MTN, 2.85%, 10/26/2024	1,530,000	1,529,755
Series MTN, 3.70%, 6/5/2025	1,296,000	1,317,475
Series MTN, 3.75%, 12/6/2023	1,052,000	1,072,325
Series MTN, 3.88%, 3/19/2029	1,104,000	1,126,952
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	$1,406,000	$1,305,527
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	1,005,000	912,510
US Bancorp:
1.45%, 5/12/2025	1,829,000	1,750,902
2.40%, 7/30/2024	1,551,000	1,541,415
3.38%, 2/5/2024	1,273,000	1,290,809
5 year CMT + 0.95%, 2.49%, 11/3/2036 (c)	1,231,000	1,102,754
Series DMTN, 3.00%, 7/30/2029	1,644,000	1,610,380
Series MTN, 1.38%, 7/22/2030 (a)	1,095,000	948,566
Series MTN, 3.10%, 4/27/2026 (a)	1,378,000	1,378,951
Series MTN, 3.60%, 9/11/2024	1,149,000	1,167,798
Series MTN, 3.70%, 1/30/2024 (a)	957,000	978,188
Series MTN, 3.90%, 4/26/2028	837,000	866,814
Series MTN, 3.95%, 11/17/2025 (a)	692,000	715,743
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	1,832,000	1,753,535
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	864,000	821,560
Series V, 2.38%, 7/22/2026	1,702,000	1,661,833
Series X, 3.15%, 4/27/2027 (a)	1,478,000	1,488,819
US Bank NA:
Series BKNT, 2.05%, 1/21/2025 (a)	1,028,000	1,005,754
Series BKNT, 2.80%, 1/27/2025 (a)	782,000	780,350
Series BKNT, 3.40%, 7/24/2023 (a)	1,379,000	1,396,169
Valley National Bancorp. SOFR + 2.36%, 3.00%, 6/15/2031 (c)	574,000	548,543
Wachovia Corp. 7.57%, 8/1/2026 (d)	1,034,000	1,175,917
Webster Financial Corp. 4.10%, 3/25/2029	709,000	724,825
Wells Fargo & Co.:
3.00%, 4/22/2026	4,447,000	4,408,089
3.00%, 10/23/2026	5,460,000	5,386,126
4.13%, 8/15/2023	3,727,000	3,806,497
4.48%, 1/16/2024	875,000	900,681
SOFR + 1.51%, 3.53%, 3/24/2028 (c)	3,845,000	3,839,925

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	$3,863,000	$3,729,649
Series B, 7.95%, 11/15/2029	171,000	216,560
Series GMTN, 4.30%, 7/22/2027	2,933,000	3,047,563
Series MTN, 3.00%, 2/19/2025	3,022,000	3,022,393
Series MTN, 3.30%, 9/9/2024	2,840,000	2,869,990
Series MTN, 3.55%, 9/29/2025	7,918,000	8,026,318
Series MTN, 3.75%, 1/24/2024	4,179,000	4,256,520
Series MTN, 4.10%, 6/3/2026	3,461,000	3,550,017
Series MTN, 4.15%, 1/24/2029	2,937,000	3,048,342
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	3,967,000	3,838,668
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	3,193,000	3,154,556
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	3,517,000	3,516,050
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	2,218,000	2,118,545
Series MTN, SOFR + 1.05%, 3.35%, 3/2/2033 (a) (c)	5,100,000	4,958,985
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	4,277,000	4,191,246
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (a) (c)	3,568,000	3,315,421
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (c)	5,890,000	5,606,279
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	277,000	273,701
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	3,059,000	2,894,701
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (c)	2,805,000	2,967,942
Western Alliance Bancorp SOFR + 2.25%, 3.00%, 6/15/2031 (c)	1,095,000	1,043,075
Westpac Banking Corp.:
1.02%, 11/18/2024	1,468,000	1,404,729
1.15%, 6/3/2026 (a)	1,430,000	1,324,509
1.95%, 11/20/2028 (a)	2,918,000	2,687,332
Security Description	Principal Amount	Value
2.15%, 6/3/2031 (a)	$1,179,000	$1,067,278
2.35%, 2/19/2025	1,397,000	1,372,608
2.65%, 1/16/2030	996,000	952,206
2.70%, 8/19/2026	1,283,000	1,261,959
2.85%, 5/13/2026	2,523,000	2,501,958
3.30%, 2/26/2024 (a)	1,200,000	1,216,464
3.35%, 3/8/2027	956,000	964,786
3.40%, 1/25/2028	1,003,000	1,009,098
3.65%, 5/15/2023	150,000	152,286
5 year CMT + 1.53%, 3.02%, 11/18/2036 (a) (c)	1,350,000	1,196,519
5 year CMT + 2.00%, 4.11%, 7/24/2034 (c)	1,525,000	1,505,038
5 year CMT + 1.35%, 2.89%, 2/4/2030 (c)	1,835,000	1,770,995
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	1,800,000	1,572,084
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (a) (c)	1,818,000	1,827,944
Wintrust Financial Corp. 4.85%, 6/6/2029	606,000	611,836
Zions Bancorp NA 3.25%, 10/29/2029	851,000	819,887
		1,468,653,238
BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	5,009,000	5,123,105
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (a)	2,167,000	2,200,264
4.00%, 4/13/2028	2,729,000	2,832,920
4.75%, 1/23/2029	5,076,000	5,503,856
4.90%, 1/23/2031 (a)	858,000	953,693
Brown-Forman Corp. 3.50%, 4/15/2025 (a)	403,000	409,166
Coca-Cola Co 1.45%, 6/1/2027 (a)	2,564,000	2,408,775
Coca-Cola Co.:
1.00%, 3/15/2028	1,105,000	990,467
1.38%, 3/15/2031 (a)	1,434,000	1,242,174
1.50%, 3/5/2028 (a)	1,127,000	1,038,283
1.65%, 6/1/2030	1,801,000	1,615,119
1.75%, 9/6/2024	909,000	900,092
2.00%, 3/5/2031 (a)	1,436,000	1,312,662
2.13%, 9/6/2029	2,306,000	2,171,583
2.25%, 1/5/2032	1,073,000	1,001,635
2.90%, 5/25/2027	1,069,000	1,068,123
3.38%, 3/25/2027	1,454,000	1,489,143
3.45%, 3/25/2030	1,802,000	1,848,293
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	1,098,000	1,124,100

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030 (a)	$1,333,000	$1,274,828
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,004,000	885,990
2.88%, 5/1/2030	1,016,000	954,024
3.15%, 8/1/2029	1,222,000	1,179,829
3.50%, 5/9/2027	975,000	981,152
3.60%, 2/15/2028	878,000	875,436
3.70%, 12/6/2026	630,000	637,421
4.25%, 5/1/2023	1,047,000	1,066,631
4.40%, 11/15/2025	1,162,000	1,202,228
4.65%, 11/15/2028	1,079,000	1,139,176
4.75%, 11/15/2024	1,138,000	1,183,975
Diageo Capital PLC:
1.38%, 9/29/2025	1,044,000	989,336
2.00%, 4/29/2030	1,336,000	1,223,455
3.50%, 9/18/2023	1,156,000	1,172,866
3.88%, 5/18/2028 (a)	1,142,000	1,179,892
Diageo Captial PLC:
2.13%, 10/24/2024	1,163,000	1,143,694
2.38%, 10/24/2029	1,373,000	1,299,325
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	393,000	394,851
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	1,389,000	1,342,538
2.25%, 3/15/2031 (a)	1,036,000	931,758
2.55%, 9/15/2026	662,000	642,266
3.13%, 12/15/2023	1,099,000	1,107,330
3.20%, 5/1/2030	1,088,000	1,057,862
3.40%, 11/15/2025	777,000	782,035
3.43%, 6/15/2027	710,000	712,428
4.06%, 5/25/2023	957,000	973,451
4.42%, 5/25/2025	887,000	913,965
4.60%, 5/25/2028	1,955,000	2,067,373
Molson Coors Brewing Co. 3.00%, 7/15/2026 (a)	2,156,000	2,124,954
PepsiCo, Inc.:
0.40%, 10/7/2023	1,087,000	1,061,782
0.75%, 5/1/2023	1,202,000	1,185,136
1.40%, 2/25/2031 (a)	824,000	723,554
1.63%, 5/1/2030	821,000	739,031
1.95%, 10/21/2031	1,499,000	1,368,227
2.25%, 3/19/2025	1,874,000	1,855,391
2.38%, 10/6/2026	1,202,000	1,182,311
2.63%, 3/19/2027	685,000	679,808
2.63%, 7/29/2029 (a)	666,000	652,960
2.75%, 4/30/2025	735,000	734,162
2.75%, 3/19/2030	1,236,000	1,211,564
2.85%, 2/24/2026	833,000	838,998
3.00%, 10/15/2027 (a)	1,772,000	1,785,609
3.50%, 7/17/2025 (a)	2,102,000	2,151,250
3.60%, 3/1/2024	1,394,000	1,423,985
7.00%, 3/1/2029	1,094,000	1,365,225
		85,632,515
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
1.65%, 8/15/2028 (a)	$2,381,000	$2,173,115
1.90%, 2/21/2025	1,202,000	1,168,825
2.20%, 2/21/2027	3,106,000	2,985,518
2.25%, 8/19/2023	913,000	912,836
2.30%, 2/25/2031	1,302,000	1,197,905
2.45%, 2/21/2030	711,000	668,596
2.60%, 8/19/2026	547,000	539,856
3.00%, 2/22/2029	1,080,000	1,060,420
3.13%, 5/1/2025	947,000	953,591
3.20%, 11/2/2027	1,271,000	1,276,643
3.35%, 2/22/2032	1,732,000	1,717,659
3.63%, 5/22/2024	1,311,000	1,335,411
Baxalta, Inc. 4.00%, 6/23/2025	790,000	805,310
Biogen, Inc.:
2.25%, 5/1/2030	2,132,000	1,910,421
4.05%, 9/15/2025	1,959,000	2,013,284
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	535,000	528,302
3.70%, 3/15/2032	750,000	741,173
Gilead Sciences, Inc.:
0.75%, 9/29/2023	1,435,000	1,400,589
1.20%, 10/1/2027	709,000	640,645
1.65%, 10/1/2030	1,013,000	891,217
2.95%, 3/1/2027 (a)	2,385,000	2,363,368
3.50%, 2/1/2025 (a)	2,600,000	2,636,140
3.65%, 3/1/2026	3,758,000	3,827,749
3.70%, 4/1/2024	2,372,000	2,414,103
Illumina, Inc. 2.55%, 3/23/2031	808,000	734,504
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,355,000	1,173,728
Royalty Pharma PLC:
0.75%, 9/2/2023	1,086,000	1,055,614
1.20%, 9/2/2025	1,441,000	1,333,256
1.75%, 9/2/2027	917,000	832,425
2.15%, 9/2/2031	1,128,000	969,730
2.20%, 9/2/2030	1,043,000	913,334
		43,175,267
BUILDING MATERIALS — 0.6%
Carrier Global Corp.:
2.24%, 2/15/2025	2,402,000	2,334,047
2.49%, 2/15/2027	1,195,000	1,140,819
2.70%, 2/15/2031	942,000	879,724
2.72%, 2/15/2030	2,977,000	2,798,231
Eagle Materials, Inc. 2.50%, 7/1/2031	691,000	615,563
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	1,071,000	1,031,095
4.00%, 9/21/2023	1,074,000	1,095,018
4.00%, 6/15/2025	1,128,000	1,149,026

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/25/2032	$750,000	$750,825
Johnson Controls International PLC:
3.90%, 2/14/2026	934,000	956,276
3.63%, 7/2/2024 (d)	699,000	707,744
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030 (a)	634,000	567,411
2.00%, 9/16/2031 (a)	1,033,000	908,369
Lennox International, Inc.:
1.35%, 8/1/2025	778,000	729,546
1.70%, 8/1/2027	968,000	887,385
3.00%, 11/15/2023	1,012,000	1,014,196
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	706,000	689,275
2.40%, 7/15/2031	890,000	799,131
3.45%, 6/1/2027	559,000	560,833
3.50%, 12/15/2027	1,095,000	1,101,329
4.25%, 7/2/2024	404,000	413,656
Series CB, 2.50%, 3/15/2030	1,094,000	1,002,968
Masco Corp.:
1.50%, 2/15/2028	622,000	548,965
2.00%, 10/1/2030	820,000	711,194
2.00%, 2/15/2031 (a)	897,000	778,255
3.50%, 11/15/2027	1,136,000	1,129,116
Mohawk Industries, Inc. 3.63%, 5/15/2030	1,149,000	1,128,559
Owens Corning:
3.40%, 8/15/2026	815,000	815,587
3.88%, 6/1/2030	1,088,000	1,099,065
3.95%, 8/15/2029	1,120,000	1,139,242
4.20%, 12/1/2024	1,023,000	1,046,785
Vulcan Materials Co.:
3.50%, 6/1/2030 (a)	723,000	718,366
3.90%, 4/1/2027 (a)	574,000	588,218
4.50%, 4/1/2025	382,000	394,709
		32,230,528
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	871,000	829,863
1.85%, 5/15/2027 (a)	1,165,000	1,101,309
2.05%, 5/15/2030	196,000	180,694
3.35%, 7/31/2024	715,000	724,860
Albemarle Corp. 4.15%, 12/1/2024	1,067,000	1,091,797
Cabot Corp. 4.00%, 7/1/2029	660,000	664,198
Celanese US Holdings LLC:
1.40%, 8/5/2026	722,000	650,703
3.50%, 5/8/2024	1,147,000	1,149,959
CF Industries, Inc. 3.45%, 6/1/2023	1,028,000	1,042,947
Security Description	Principal Amount	Value
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	$554,000	$498,844
3.63%, 5/15/2026	1,103,000	1,117,835
4.80%, 11/30/2028	1,126,000	1,208,705
7.38%, 11/1/2029	1,102,000	1,379,462
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	3,735,000	3,821,764
4.49%, 11/15/2025	2,212,000	2,301,520
Eastman Chemical Co. 3.80%, 3/15/2025	3,274,000	3,313,648
Ecolab, Inc.:
0.90%, 12/15/2023	639,000	622,891
1.65%, 2/1/2027	708,000	665,874
2.70%, 11/1/2026 (a)	1,027,000	1,015,693
3.25%, 12/1/2027 (a)	1,075,000	1,092,318
4.80%, 3/24/2030	1,135,000	1,256,354
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	507,000	471,982
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	912,000	874,261
FMC Corp.:
3.20%, 10/1/2026	997,000	989,333
3.45%, 10/1/2029	641,000	631,045
4.10%, 2/1/2024	649,000	658,436
Huntsman International LLC:
2.95%, 6/15/2031	1,039,000	959,267
4.50%, 5/1/2029	749,000	773,440
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	555,000	556,621
4.45%, 9/26/2028	483,000	501,943
Linde, Inc.:
2.65%, 2/5/2025 (a)	913,000	907,321
3.20%, 1/30/2026 (a)	394,000	397,432
LYB International Finance B.V. 4.00%, 7/15/2023	773,000	785,376
LYB International Finance II B.V. 3.50%, 3/2/2027	858,000	858,635
LYB International Finance III LLC:
1.25%, 10/1/2025	901,000	834,515
2.25%, 10/1/2030	1,007,000	908,707
LyondellBasell Industries NV 5.75%, 4/15/2024	871,000	908,923
Mosaic Co.:
4.05%, 11/15/2027	732,000	749,934
4.25%, 11/15/2023	1,050,000	1,073,100
NewMarket Corp. 2.70%, 3/18/2031	809,000	741,262
Nutrien, Ltd.:
1.90%, 5/13/2023	922,000	915,647
2.95%, 5/13/2030	706,000	680,273
3.00%, 4/1/2025	981,000	975,379
4.00%, 12/15/2026 (a)	665,000	686,865

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 4/1/2029	$259,000	$270,681
PPG Industries, Inc.:
1.20%, 3/15/2026	792,000	733,527
2.40%, 8/15/2024	825,000	813,846
2.55%, 6/15/2030	700,000	656,698
2.80%, 8/15/2029	322,000	309,304
3.75%, 3/15/2028	967,000	990,730
Praxair, Inc. 1.10%, 8/10/2030	1,212,000	1,042,272
Rohm & Haas Co. 7.85%, 7/15/2029	1,126,000	1,433,657
RPM International, Inc.:
2.95%, 1/15/2032	621,000	569,196
3.75%, 3/15/2027	751,000	762,806
4.55%, 3/1/2029	885,000	926,108
Sherwin-Williams Co.:
2.30%, 5/15/2030	1,191,000	1,091,027
2.95%, 8/15/2029 (a)	663,000	639,318
3.13%, 6/1/2024	1,173,000	1,180,402
3.45%, 8/1/2025	974,000	979,152
3.45%, 6/1/2027	1,593,000	1,598,751
3.95%, 1/15/2026 (a)	440,000	453,627
Westlake Corp.:
0.88%, 8/15/2024	77,000	73,875
3.38%, 6/15/2030	1,095,000	1,071,720
3.60%, 8/15/2026	639,000	646,508
		59,814,140
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	2,254,000	1,959,853
1.70%, 5/15/2028	1,054,000	980,030
3.38%, 9/15/2025 (a)	478,000	488,253
Block Financial LLC:
2.50%, 7/15/2028	1,137,000	1,041,503
3.88%, 8/15/2030	747,000	731,657
5.25%, 10/1/2025 (a)	500,000	525,125
Cintas Corp. No. 2 3.70%, 4/1/2027	1,127,000	1,154,566
Emory University Series 2020, 2.14%, 9/1/2030 (a)	65,000	60,997
Equifax, Inc.:
2.35%, 9/15/2031	1,170,000	1,046,319
2.60%, 12/1/2024	1,227,000	1,213,503
2.60%, 12/15/2025	770,000	749,064
3.10%, 5/15/2030	804,000	767,104
Global Payments, Inc.:
1.20%, 3/1/2026	1,512,000	1,394,911
1.50%, 11/15/2024	699,000	668,370
2.15%, 1/15/2027	710,000	667,251
2.65%, 2/15/2025	1,156,000	1,134,441
2.90%, 5/15/2030	1,088,000	1,006,803
2.90%, 11/15/2031	738,000	673,779
3.20%, 8/15/2029	1,221,000	1,160,988
Security Description	Principal Amount	Value
3.75%, 6/1/2023	$661,000	$667,438
4.00%, 6/1/2023	1,040,000	1,054,810
GXO Logistics, Inc.:
1.65%, 7/15/2026 (b)	1,127,000	1,021,795
2.65%, 7/15/2031 (b)	790,000	686,154
Leland Stanford Junior University 1.29%, 6/1/2027	906,000	834,145
Moody's Corp.:
2.00%, 8/19/2031 (a)	513,000	455,965
3.25%, 1/15/2028 (a)	695,000	695,646
3.75%, 3/24/2025	852,000	866,944
4.25%, 2/1/2029	855,000	897,237
4.88%, 2/15/2024	1,089,000	1,122,683
PayPal Holdings, Inc.:
1.35%, 6/1/2023	1,093,000	1,084,453
1.65%, 6/1/2025	1,697,000	1,632,921
2.30%, 6/1/2030 (a)	819,000	763,136
2.40%, 10/1/2024	1,425,000	1,419,571
2.65%, 10/1/2026	1,522,000	1,497,983
2.85%, 10/1/2029 (a)	2,365,000	2,314,058
Quanta Services, Inc.:
0.95%, 10/1/2024	1,017,000	964,879
2.35%, 1/15/2032	717,000	623,639
2.90%, 10/1/2030	1,039,000	962,717
RELX Capital, Inc.:
3.00%, 5/22/2030	954,000	909,801
4.00%, 3/18/2029	837,000	861,516
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,040,000	897,915
2.45%, 3/1/2027 (b)	1,165,000	1,133,638
2.50%, 12/1/2029	1,102,000	1,047,440
2.70%, 3/1/2029 (b)	1,900,000	1,841,385
2.90%, 3/1/2032 (b)	1,575,000	1,526,647
2.95%, 1/22/2027	688,000	685,227
4.25%, 5/1/2029 (b)	2,043,000	2,149,788
4.75%, 8/1/2028 (a) (b)	818,000	878,720
Total System Services, Inc.:
4.45%, 6/1/2028	985,000	1,014,737
4.80%, 4/1/2026	999,000	1,048,900
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032 (a)	607,000	558,926
United Rentals North America, Inc. 3.88%, 11/15/2027	142,000	140,792
Verisk Analytics, Inc.:
4.00%, 6/15/2025	1,079,000	1,102,317
4.13%, 3/15/2029	901,000	930,958
Yale University:
Series 2020, 0.87%, 4/15/2025	300,000	284,949
Series 2020, 1.48%, 4/15/2030	950,000	857,812
		54,862,159

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 2.7%
Amdocs, Ltd. 2.54%, 6/15/2030 (a)	$1,031,000	$938,035
Apple, Inc.:
0.55%, 8/20/2025 (a)	2,146,000	2,000,759
0.70%, 2/8/2026	2,737,000	2,547,901
0.75%, 5/11/2023	2,091,000	2,064,361
1.13%, 5/11/2025	2,087,000	1,993,732
1.20%, 2/8/2028	2,513,000	2,283,437
1.25%, 8/20/2030	2,792,000	2,438,337
1.40%, 8/5/2028	1,793,000	1,636,507
1.65%, 5/11/2030	2,602,000	2,358,843
1.65%, 2/8/2031 (a)	3,091,000	2,779,922
1.70%, 8/5/2031	810,000	726,432
1.80%, 9/11/2024 (a)	1,880,000	1,851,330
2.05%, 9/11/2026	2,011,000	1,952,319
2.20%, 9/11/2029	2,990,000	2,849,380
2.40%, 5/3/2023	6,265,000	6,298,768
2.45%, 8/4/2026	2,814,000	2,781,920
2.50%, 2/9/2025	1,812,000	1,807,869
2.75%, 1/13/2025	1,838,000	1,842,356
2.85%, 5/11/2024	1,910,000	1,926,388
2.90%, 9/12/2027	2,426,000	2,430,852
3.00%, 2/9/2024	1,655,000	1,675,605
3.00%, 6/20/2027 (a)	2,659,000	2,688,409
3.00%, 11/13/2027	1,523,000	1,533,463
3.20%, 5/13/2025	1,941,000	1,970,329
3.20%, 5/11/2027	2,835,000	2,883,053
3.25%, 2/23/2026	4,047,000	4,124,864
3.35%, 2/9/2027	2,146,000	2,191,839
3.45%, 5/6/2024	4,918,000	5,024,376
CGI, Inc.:
1.45%, 9/14/2026 (b)	860,000	790,503
2.30%, 9/14/2031 (b)	1,009,000	883,299
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	694,000	708,886
4.90%, 10/1/2026	1,732,000	1,818,115
5.30%, 10/1/2029	2,038,000	2,219,912
5.45%, 6/15/2023	1,464,000	1,508,154
5.85%, 7/15/2025	1,151,000	1,230,914
6.02%, 6/15/2026	5,351,000	5,805,942
6.10%, 7/15/2027	1,023,000	1,132,522
6.20%, 7/15/2030	1,174,000	1,345,439
Dell, Inc. 7.10%, 4/15/2028	765,000	869,308
DXC Technology Co.:
1.80%, 9/15/2026	1,102,000	1,011,680
2.38%, 9/15/2028 (a)	785,000	709,813
Fortinet, Inc.:
1.00%, 3/15/2026	1,019,000	927,453
2.20%, 3/15/2031	974,000	862,720
Genpact Luxembourg Sarl 3.38%, 12/1/2024	735,000	733,287
Security Description	Principal Amount	Value
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	$1,016,000	$943,000
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	1,549,000	1,503,909
1.75%, 4/1/2026	1,418,000	1,332,622
2.25%, 4/1/2023	979,000	977,933
4.45%, 10/2/2023	1,587,000	1,625,088
4.90%, 10/15/2025	2,665,000	2,790,095
HP, Inc.:
1.45%, 6/17/2026	1,059,000	976,334
2.20%, 6/17/2025	1,209,000	1,165,645
2.65%, 6/17/2031	1,067,000	959,393
3.00%, 6/17/2027	1,230,000	1,198,537
3.40%, 6/17/2030 (a)	974,000	937,300
4.00%, 4/15/2029	2,000,000	1,993,180
4.20%, 4/15/2032	2,000,000	1,993,440
International Business Machines Corp.:
1.70%, 5/15/2027	1,518,000	1,421,319
1.95%, 5/15/2030	947,000	861,628
2.20%, 2/9/2027	652,000	630,197
2.72%, 2/9/2032	839,000	796,572
3.00%, 5/15/2024	4,031,000	4,058,693
3.30%, 5/15/2026	3,683,000	3,721,892
3.30%, 1/27/2027	702,000	710,101
3.38%, 8/1/2023	1,820,000	1,844,588
3.45%, 2/19/2026 (a)	927,000	941,749
3.50%, 5/15/2029	4,573,000	4,663,637
3.63%, 2/12/2024	2,471,000	2,518,690
6.22%, 8/1/2027 (a)	843,000	964,476
6.50%, 1/15/2028	821,000	948,715
7.00%, 10/30/2025	1,072,000	1,212,550
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026 (b)	864,000	776,330
2.70%, 10/15/2028 (b)	684,000	594,670
3.15%, 10/15/2031 (b)	570,000	481,291
Leidos, Inc.:
2.30%, 2/15/2031	779,000	675,479
2.95%, 5/15/2023	845,000	847,104
3.63%, 5/15/2025	1,042,000	1,045,293
4.38%, 5/15/2030	771,000	786,428
NetApp, Inc.:
1.88%, 6/22/2025	792,000	757,698
2.38%, 6/22/2027	675,000	642,823
2.70%, 6/22/2030	980,000	905,814
3.30%, 9/29/2024	963,000	967,025
Teledyne FLIR LLC 2.50%, 8/1/2030	1,005,000	914,017
Western Digital Corp.:
2.85%, 2/1/2029	1,117,000	1,024,010
3.10%, 2/1/2032	1,032,000	922,464
4.75%, 2/15/2026	2,434,000	2,477,690
		147,668,752

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.7%
Colgate-Palmolive Co. Series MTN, 3.25%, 3/15/2024 (a)	$1,044,000	$1,061,080
Estee Lauder Cos., Inc 2.60%, 4/15/2030 (a)	1,026,000	988,017
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	897,000	814,566
2.00%, 12/1/2024	990,000	973,893
2.38%, 12/1/2029 (a)	961,000	915,506
3.15%, 3/15/2027	654,000	658,833
GSK Consumer Healthcare Capital US LLC:
3.02%, 3/24/2024 (b)	920,000	920,331
3.13%, 3/24/2025 (b)	2,400,000	2,393,736
3.38%, 3/24/2027 (b)	1,750,000	1,750,840
3.38%, 3/24/2029 (b)	1,950,000	1,930,578
3.63%, 3/24/2032 (b)	2,125,000	2,125,871
Procter & Gamble Co.:
0.55%, 10/29/2025 (a)	1,193,000	1,109,848
1.00%, 4/23/2026 (a)	539,000	504,628
1.20%, 10/29/2030 (a)	2,856,000	2,488,319
1.90%, 2/1/2027 (a)	807,000	781,192
1.95%, 4/23/2031 (a)	1,105,000	1,023,595
2.30%, 2/1/2032 (a)	1,164,000	1,108,838
2.45%, 11/3/2026	1,184,000	1,167,613
2.70%, 2/2/2026 (a)	1,407,000	1,409,913
2.80%, 3/25/2027	1,285,000	1,287,236
3.00%, 3/25/2030	2,029,000	2,039,713
3.10%, 8/15/2023	1,090,000	1,105,325
Unilever Capital Corp.:
0.38%, 9/14/2023	713,000	695,004
0.63%, 8/12/2024	859,000	822,518
1.38%, 9/14/2030	1,063,000	919,261
1.75%, 8/12/2031 (a)	1,084,000	959,351
2.00%, 7/28/2026 (a)	977,000	941,515
2.13%, 9/6/2029 (a)	687,000	643,781
2.60%, 5/5/2024	994,000	996,545
2.90%, 5/5/2027	1,214,000	1,206,667
3.10%, 7/30/2025 (a)	1,062,000	1,070,900
3.25%, 3/7/2024 (a)	923,000	935,174
3.38%, 3/22/2025	827,000	839,033
3.50%, 3/22/2028 (a)	1,072,000	1,101,030
		39,690,250
DIVERSIFIED FINANCIAL SERVICES — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	2,044,000	1,956,946
1.65%, 10/29/2024	3,260,000	3,079,820
1.75%, 1/30/2026	1,076,000	988,640
2.45%, 10/29/2026	4,499,000	4,159,011
2.88%, 8/14/2024	1,143,000	1,112,253
3.00%, 10/29/2028	4,576,000	4,218,340
3.15%, 2/15/2024	1,103,000	1,085,462
Security Description	Principal Amount	Value
3.30%, 1/30/2032	$604,000	$545,956
3.50%, 1/15/2025	2,522,000	2,476,074
3.65%, 7/21/2027	1,072,000	1,039,936
3.88%, 1/23/2028	858,000	834,242
4.13%, 7/3/2023	1,182,000	1,187,638
4.45%, 10/1/2025	3,824,000	3,837,002
4.45%, 4/3/2026	1,189,000	1,199,784
4.50%, 9/15/2023	2,403,000	2,423,257
4.63%, 10/15/2027	732,000	740,938
4.88%, 1/16/2024	1,053,000	1,066,721
6.50%, 7/15/2025	1,360,000	1,442,321
Series 3NC1, 1.75%, 10/29/2024	1,212,000	1,143,243
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	898,000	873,485
4.25%, 2/15/2024	354,000	363,087
Air Lease Corp.:
0.80%, 8/18/2024	1,113,000	1,047,800
1.88%, 8/15/2026	1,527,000	1,408,688
2.10%, 9/1/2028	1,096,000	974,048
2.20%, 1/15/2027	1,147,000	1,061,216
2.88%, 1/15/2032	760,000	678,992
3.00%, 9/15/2023	1,104,000	1,100,224
3.13%, 12/1/2030	671,000	620,031
3.25%, 3/1/2025	925,000	911,837
3.25%, 10/1/2029	1,149,000	1,084,484
3.38%, 7/1/2025	829,000	818,007
3.63%, 4/1/2027 (a)	958,000	939,645
3.63%, 12/1/2027	625,000	608,031
3.88%, 7/3/2023	535,000	540,141
4.25%, 9/15/2024	1,107,000	1,120,793
4.63%, 10/1/2028	749,000	763,029
Series GMTN, 3.75%, 6/1/2026	625,000	620,744
Series MTN, 0.70%, 2/15/2024 (a)	789,000	752,880
Series MTN, 2.30%, 2/1/2025	726,000	698,093
Series MTN, 2.88%, 1/15/2026	1,815,000	1,752,038
Series MTN, 3.00%, 2/1/2030	864,000	795,459
Series MTN, 4.25%, 2/1/2024	659,000	667,574
Aircastle, Ltd.:
4.13%, 5/1/2024	730,000	728,416
4.25%, 6/15/2026	1,082,000	1,067,003
4.40%, 9/25/2023	1,042,000	1,044,824
5.00%, 4/1/2023	1,078,000	1,095,086
Ally Financial, Inc.:
1.45%, 10/2/2023	502,000	490,208
2.20%, 11/2/2028	1,121,000	1,013,193
3.05%, 6/5/2023	1,428,000	1,433,755
3.88%, 5/21/2024	1,203,000	1,217,893
4.63%, 3/30/2025	893,000	923,201

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 9/30/2024	$849,000	$886,848
5.80%, 5/1/2025	373,000	395,936
8.00%, 11/1/2031	825,000	1,027,884
Series *, 8.00%, 11/1/2031	2,526,000	3,168,362
American Express Co.:
0.75%, 11/3/2023 (a)	1,118,000	1,090,956
1.65%, 11/4/2026 (a)	1,169,000	1,102,145
2.25%, 3/4/2025	1,800,000	1,767,600
2.55%, 3/4/2027 (a)	3,340,000	3,246,046
3.00%, 10/30/2024	1,713,000	1,720,726
3.13%, 5/20/2026	1,017,000	1,020,082
3.30%, 5/3/2027 (b)	1,972,000	1,981,702
3.40%, 2/22/2024	1,513,000	1,533,849
3.63%, 12/5/2024 (a)	1,062,000	1,082,210
3.70%, 8/3/2023	2,231,000	2,272,407
4.20%, 11/6/2025	5,064,000	5,264,889
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	795,000	785,881
3.00%, 4/2/2025	485,000	483,923
3.70%, 10/15/2024	977,000	992,788
4.00%, 10/15/2023	731,000	745,708
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	1,104,000	999,506
BGC Partners, Inc.:
3.75%, 10/1/2024	842,000	837,546
5.38%, 7/24/2023	792,000	810,359
BlackRock, Inc.:
1.90%, 1/28/2031	1,562,000	1,407,315
2.10%, 2/25/2032	1,538,000	1,393,397
2.40%, 4/30/2030	1,114,000	1,054,167
3.20%, 3/15/2027 (a)	763,000	771,301
3.25%, 4/30/2029	1,280,000	1,297,818
3.50%, 3/18/2024	1,356,000	1,383,473
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	635,000	643,769
Brookfield Finance, Inc.:
2.72%, 4/15/2031	1,311,000	1,211,744
3.90%, 1/25/2028	1,436,000	1,444,401
4.00%, 4/1/2024	1,579,000	1,603,585
4.25%, 6/2/2026	1,167,000	1,202,629
4.35%, 4/15/2030	767,000	795,739
4.85%, 3/29/2029 (a)	299,000	318,414
Capital One Bank USA NA SOFR + 0.91%, 2.28%, 1/28/2026 (c)	727,000	705,561
Capital One Financial Corp.:
2.60%, 5/11/2023	456,000	457,404
3.20%, 2/5/2025	1,211,000	1,212,853
3.30%, 10/30/2024	1,782,000	1,792,924
3.50%, 6/15/2023	1,139,000	1,151,495
3.65%, 5/11/2027	1,147,000	1,150,131
3.75%, 4/24/2024	1,003,000	1,017,774
3.75%, 7/28/2026	1,572,000	1,582,894
3.75%, 3/9/2027	1,468,000	1,479,436
Security Description	Principal Amount	Value
3.80%, 1/31/2028	$1,597,000	$1,610,798
3.90%, 1/29/2024	1,904,000	1,935,016
4.20%, 10/29/2025	1,675,000	1,717,428
4.25%, 4/30/2025	1,055,000	1,084,055
SOFR + 0.69%, 1.34%, 12/6/2024 (c)	1,775,000	1,722,602
SOFR + 0.86%, 1.88%, 11/2/2027 (a) (c)	1,162,000	1,076,210
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	310,000	278,383
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	2,260,000	2,212,743
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	1,104,000	945,046
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	3,550,000	3,431,856
Cboe Global Markets, Inc.:
3.00%, 3/16/2032	2,075,000	2,006,442
3.65%, 1/12/2027	738,000	752,391
Charles Schwab Corp:
2.75%, 10/1/2029	973,000	937,505
3.30%, 4/1/2027	729,000	734,468
3.63%, 4/1/2025	818,000	832,323
3.75%, 4/1/2024	1,061,000	1,079,992
Charles Schwab Corp.:
0.75%, 3/18/2024	1,785,000	1,725,667
0.90%, 3/11/2026	1,169,000	1,082,061
1.15%, 5/13/2026	1,022,000	952,708
1.65%, 3/11/2031	740,000	646,893
1.95%, 12/1/2031	996,000	881,649
2.00%, 3/20/2028	1,153,000	1,080,061
2.30%, 5/13/2031 (a)	533,000	490,184
2.45%, 3/3/2027	625,000	606,831
2.90%, 3/3/2032	860,000	827,862
3.00%, 3/10/2025	733,000	733,586
3.20%, 3/2/2027	785,000	789,953
3.20%, 1/25/2028 (a)	717,000	717,531
3.25%, 5/22/2029	295,000	294,330
3.45%, 2/13/2026	712,000	723,598
3.55%, 2/1/2024 (a)	951,000	966,501
3.85%, 5/21/2025	634,000	650,097
4.00%, 2/1/2029	552,000	576,459
4.20%, 3/24/2025	982,000	1,017,588
4.63%, 3/22/2030	1,010,000	1,099,637
CI Financial Corp. 3.20%, 12/17/2030	1,220,000	1,109,370
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	1,511,000	1,441,660
CME Group, Inc.:
2.65%, 3/15/2032	1,430,000	1,368,353
3.00%, 3/15/2025	305,000	307,266
3.75%, 6/15/2028	1,109,000	1,142,980
Discover Financial Services:
3.75%, 3/4/2025	658,000	664,968
3.95%, 11/6/2024	987,000	1,003,315

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 2/9/2027	$1,235,000	$1,261,540
4.50%, 1/30/2026	690,000	711,073
Eaton Vance Corp.:
3.50%, 4/6/2027	925,000	926,757
3.63%, 6/15/2023	776,000	785,157
Franklin Resources, Inc.:
1.60%, 10/30/2030	744,000	644,356
2.85%, 3/30/2025 (a)	380,000	379,483
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	1,031,000	1,015,288
2.10%, 6/15/2030	1,621,000	1,485,679
3.10%, 9/15/2027	366,000	364,529
3.45%, 9/21/2023	929,000	940,529
3.75%, 12/1/2025	1,956,000	2,003,863
4.00%, 10/15/2023	1,356,000	1,386,754
Invesco Finance PLC:
3.75%, 1/15/2026	649,000	661,837
4.00%, 1/30/2024	872,000	887,670
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	1,090,000	1,138,058
Jefferies Group LLC 6.45%, 6/8/2027	947,000	1,066,919
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.63%, 10/15/2031	1,229,000	1,106,887
4.15%, 1/23/2030	1,227,000	1,250,755
4.85%, 1/15/2027	916,000	962,734
Lazard Group LLC:
3.63%, 3/1/2027	849,000	845,646
3.75%, 2/13/2025	692,000	698,941
4.38%, 3/11/2029	758,000	775,980
4.50%, 9/19/2028	661,000	679,330
Legg Mason, Inc. 4.75%, 3/15/2026	1,010,000	1,065,318
Mastercard, Inc.:
1.90%, 3/15/2031	916,000	846,741
2.00%, 3/3/2025	1,191,000	1,171,837
2.00%, 11/18/2031	1,221,000	1,115,921
2.95%, 11/21/2026	1,217,000	1,225,215
2.95%, 6/1/2029	1,164,000	1,161,916
3.30%, 3/26/2027	1,123,000	1,145,808
3.35%, 3/26/2030	1,624,000	1,657,698
3.38%, 4/1/2024	1,185,000	1,206,117
Morgan Stanley Domestic Holdings, Inc.:
3.80%, 8/24/2027	1,100,000	1,115,279
4.50%, 6/20/2028	891,000	927,157
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	1,142,000	970,780
3.85%, 6/30/2026	982,000	1,005,087
4.25%, 6/1/2024	1,283,000	1,322,965
Nomura Holdings, Inc.:
1.65%, 7/14/2026	1,274,000	1,171,456
Security Description	Principal Amount	Value
1.85%, 7/16/2025	$1,746,000	$1,647,910
2.17%, 7/14/2028	974,000	874,214
2.33%, 1/22/2027	1,564,000	1,463,638
2.61%, 7/14/2031	1,064,000	955,578
2.65%, 1/16/2025	2,043,000	1,990,760
2.68%, 7/16/2030	780,000	709,316
2.71%, 1/22/2029	711,000	658,123
3.00%, 1/22/2032	1,059,000	972,882
3.10%, 1/16/2030	1,694,000	1,597,408
ORIX Corp.:
2.25%, 3/9/2031 (a)	1,067,000	975,142
3.25%, 12/4/2024	669,000	670,766
3.70%, 7/18/2027	895,000	901,578
4.05%, 1/16/2024	813,000	828,756
Raymond James Financial, Inc. 4.65%, 4/1/2030	193,000	204,435
Stifel Financial Corp.:
4.00%, 5/15/2030	922,000	928,509
4.25%, 7/18/2024	1,086,000	1,108,176
Synchrony Financial:
2.88%, 10/28/2031 (a)	837,000	743,792
3.70%, 8/4/2026	690,000	683,507
3.95%, 12/1/2027	1,230,000	1,222,731
4.25%, 8/15/2024	1,447,000	1,468,445
4.38%, 3/19/2024	1,234,000	1,255,496
4.50%, 7/23/2025	1,279,000	1,306,102
5.15%, 3/19/2029	1,411,000	1,482,651
Visa, Inc.:
0.75%, 8/15/2027 (a)	532,000	482,641
1.10%, 2/15/2031 (a)	1,281,000	1,097,074
1.90%, 4/15/2027 (a)	1,628,000	1,564,850
2.05%, 4/15/2030 (a)	1,807,000	1,688,931
2.75%, 9/15/2027	993,000	989,882
3.15%, 12/14/2025	5,289,500	5,350,382
Western Union Co.:
1.35%, 3/15/2026	800,000	738,960
2.75%, 3/15/2031	870,000	791,848
2.85%, 1/10/2025	920,000	909,061
4.25%, 6/9/2023	801,000	812,094
		245,470,130
ELECTRIC — 5.5%
AEP Texas, Inc.:
3.95%, 6/1/2028	1,013,000	1,032,004
Series I, 2.10%, 7/1/2030	1,077,000	960,566
AEP Transmission Co. LLC 3.10%, 12/1/2026 (a)	1,025,000	1,026,671
AES Corp.:
1.38%, 1/15/2026	1,040,000	959,161
2.45%, 1/15/2031	1,080,000	968,231
Alabama Power Co.:
3.05%, 3/15/2032	1,625,000	1,580,117
Series 13-A, 3.55%, 12/1/2023 (a)	414,000	420,185

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 20-A, 1.45%, 9/15/2030 (a)	$570,000	$493,865
Ameren Corp.:
1.75%, 3/15/2028	796,000	718,637
1.95%, 3/15/2027	630,000	590,682
2.50%, 9/15/2024	726,000	715,175
3.50%, 1/15/2031	814,000	804,501
3.65%, 2/15/2026	998,000	1,009,687
Ameren Illinois Co.:
1.55%, 11/15/2030	895,000	781,049
3.25%, 3/1/2025	528,000	530,835
3.80%, 5/15/2028	516,000	530,856
American Electric Power Co., Inc.:
2.30%, 3/1/2030	718,000	652,526
Series J, 4.30%, 12/1/2028	487,000	503,831
Series M, 0.75%, 11/1/2023	1,281,000	1,240,431
Appalachian Power Co.:
3.40%, 6/1/2025	965,000	974,525
Series AA, 2.70%, 4/1/2031	728,000	677,812
Series X, 3.30%, 6/1/2027 (a)	749,000	749,667
Arizona Public Service Co.:
2.20%, 12/15/2031	1,089,000	955,957
2.95%, 9/15/2027	67,000	65,478
3.15%, 5/15/2025	702,000	698,027
Atlantic City Electric Co.:
2.30%, 3/15/2031	843,000	779,539
4.00%, 10/15/2028	738,000	758,015
Avangrid, Inc.:
3.15%, 12/1/2024	1,033,000	1,031,099
3.20%, 4/15/2025	1,016,000	1,013,704
3.80%, 6/1/2029	967,000	981,708
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	736,000	671,821
2.40%, 8/15/2026 (a)	618,000	602,705
3.35%, 7/1/2023	654,000	658,951
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	660,000	576,820
3.25%, 4/15/2028	1,326,000	1,325,178
3.50%, 2/1/2025	814,000	824,191
3.70%, 7/15/2030	953,000	980,361
3.75%, 11/15/2023	705,000	718,240
4.05%, 4/15/2025	1,289,000	1,328,082
Black Hills Corp.:
1.04%, 8/23/2024	1,059,000	1,011,101
3.05%, 10/15/2029	324,000	309,676
3.15%, 1/15/2027	539,000	529,788
3.95%, 1/15/2026 (a)	152,000	153,921
4.25%, 11/30/2023	1,073,000	1,091,724
Security Description	Principal Amount	Value
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	$701,000	$696,542
Series AG, 3.00%, 3/1/2032	200,000	195,532
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	797,000	740,740
2.50%, 9/1/2024	655,000	645,850
2.65%, 6/1/2031	432,000	400,149
2.95%, 3/1/2030	900,000	859,005
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,042,000	1,056,557
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	1,000	1,057
CMS Energy Corp.:
3.00%, 5/15/2026	1,033,000	1,014,892
5 year CMT + 4.12%, 4.75%, 6/1/2050 (c)	664,000	654,857
Commonwealth Edison Co.:
2.20%, 3/1/2030	798,000	739,945
2.55%, 6/15/2026	803,000	787,606
3.15%, 3/15/2032	665,000	656,894
3.70%, 8/15/2028	836,000	852,720
Series 122, 2.95%, 8/15/2027	650,000	641,609
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	587,000	539,653
Series A, 2.05%, 7/1/2031	945,000	853,004
Series A, 3.20%, 3/15/2027	791,000	791,514
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	745,000	687,307
3.80%, 5/15/2028	609,000	623,232
Series 20A, 3.35%, 4/1/2030	1,051,000	1,047,111
Series B, 3.13%, 11/15/2027	921,000	911,127
Series D, 4.00%, 12/1/2028	847,000	876,781
Constellation Energy Generation LLC 3.25%, 6/1/2025	1,059,000	1,056,628
Consumers Energy Co.:
0.35%, 6/1/2023	690,000	672,226
3.38%, 8/15/2023	1,090,000	1,099,080
Dominion Energy South Carolina, Inc.:
6.63%, 2/1/2032	7,000	8,623
Series A, 2.30%, 12/1/2031 (a)	1,162,000	1,062,300

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	$1,115,000	$1,112,324
3.90%, 10/1/2025	700,000	716,443
4.25%, 6/1/2028	807,000	839,119
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	550,000	555,737
Series A, 1.45%, 4/15/2026	952,000	887,769
Series A, 3.30%, 3/15/2025	899,000	903,783
Series B, 3.60%, 3/15/2027	150,000	151,560
Series C, 2.25%, 8/15/2031	1,425,000	1,284,566
Series C, 3.38%, 4/1/2030	1,368,000	1,347,521
Series D, 2.85%, 8/15/2026	1,101,000	1,080,290
DTE Electric Co.:
2.25%, 3/1/2030	983,000	917,827
3.38%, 3/1/2025 (a)	451,000	454,847
3.65%, 3/15/2024	434,000	441,447
Series A, 1.90%, 4/1/2028	811,000	755,090
Series A, 3.00%, 3/1/2032	858,000	837,262
Series C, 2.63%, 3/1/2031	436,000	414,239
DTE Energy Co.:
2.85%, 10/1/2026	729,000	713,203
2.95%, 3/1/2030	877,000	834,369
Series C, 2.53%, 10/1/2024	895,000	880,778
Series C, 3.40%, 6/15/2029	543,000	532,759
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,084,000	1,027,860
2.45%, 2/1/2030	1,087,000	1,026,911
2.55%, 4/15/2031	911,000	860,740
2.85%, 3/15/2032 (a)	1,005,000	970,599
2.95%, 12/1/2026	1,042,000	1,042,146
3.95%, 11/15/2028	178,000	185,298
Series A, 6.00%, 12/1/2028	828,000	943,854
Duke Energy Corp.:
0.90%, 9/15/2025	630,000	583,771
2.45%, 6/1/2030	481,000	442,438
2.55%, 6/15/2031	1,209,000	1,108,520
2.65%, 9/1/2026	1,441,000	1,404,903
3.15%, 8/15/2027	1,095,000	1,083,984
3.40%, 6/15/2029	715,000	709,323
3.75%, 4/15/2024	995,000	1,010,701
3.95%, 10/15/2023	777,000	788,523
5 year CMT + 2.32%, 3.25%, 1/15/2082 (c)	1,311,000	1,161,336
Duke Energy Florida LLC:
1.75%, 6/15/2030	690,000	613,120
2.40%, 12/15/2031	1,086,000	1,003,008
2.50%, 12/1/2029	510,000	484,837
Security Description	Principal Amount	Value
3.20%, 1/15/2027	$878,000	$884,348
3.80%, 7/15/2028	822,000	843,849
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	563,000	549,077
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	792,000	717,900
3.65%, 2/1/2029	575,000	585,304
3.80%, 9/1/2023	893,000	902,394
Duke Energy Progress LLC:
2.00%, 8/15/2031	580,000	520,451
3.38%, 9/1/2023	214,000	216,553
3.40%, 4/1/2032 (a)	1,000,000	1,005,720
3.45%, 3/15/2029	1,253,000	1,263,425
3.70%, 9/1/2028	705,000	721,060
Edison International:
3.55%, 11/15/2024	952,000	956,627
4.13%, 3/15/2028	955,000	949,652
4.95%, 4/15/2025	696,000	714,736
5.75%, 6/15/2027 (a)	675,000	724,315
Emera US Finance L.P.:
0.83%, 6/15/2024	648,000	613,423
2.64%, 6/15/2031	687,000	617,592
3.55%, 6/15/2026	944,000	944,104
Enel Americas SA 4.00%, 10/25/2026 (a)	1,044,000	1,070,747
Enel Chile SA 4.88%, 6/12/2028	889,000	919,866
Enel Generacion Chile SA 4.25%, 4/15/2024	574,000	580,945
Entergy Arkansas LLC:
3.50%, 4/1/2026	550,000	557,167
3.70%, 6/1/2024	181,000	184,763
4.00%, 6/1/2028	591,000	605,084
Entergy Corp.:
0.90%, 9/15/2025	1,029,000	946,340
1.90%, 6/15/2028	669,000	606,121
2.40%, 6/15/2031	388,000	348,560
2.80%, 6/15/2030	796,000	745,589
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024 (a)	385,000	405,717
Entergy Louisiana LLC:
0.62%, 11/17/2023	811,000	787,254
0.95%, 10/1/2024	1,235,000	1,179,783
1.60%, 12/15/2030	102,000	88,579
2.40%, 10/1/2026	350,000	339,031
3.05%, 6/1/2031	352,000	343,404
3.12%, 9/1/2027	957,000	944,578
3.25%, 4/1/2028	717,000	710,124
4.05%, 9/1/2023	637,000	647,479
5.40%, 11/1/2024	835,000	882,086
Entergy Mississippi LLC 2.85%, 6/1/2028	752,000	725,236

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Entergy Texas, Inc.:
1.75%, 3/15/2031	$1,423,000	$1,242,307
4.00%, 3/30/2029 (a)	1,075,000	1,113,119
Evergy Kansas Central, Inc. 3.10%, 4/1/2027 (a)	413,000	411,786
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	982,000	901,427
Evergy, Inc.:
2.45%, 9/15/2024	658,000	645,597
2.90%, 9/15/2029	1,110,000	1,060,949
Eversource Energy:
2.55%, 3/15/2031	435,000	399,952
2.90%, 3/1/2027	1,000,000	980,780
3.38%, 3/1/2032	700,000	684,943
Series H, 3.15%, 1/15/2025	917,000	915,459
Series L, 2.90%, 10/1/2024	306,000	304,758
Series M, 3.30%, 1/15/2028	878,000	864,356
Series N, 3.80%, 12/1/2023	709,000	719,160
Series O, 4.25%, 4/1/2029	1,020,000	1,059,790
Series Q, 0.80%, 8/15/2025	234,000	215,416
Series R, 1.65%, 8/15/2030	1,000,000	861,360
Series U, 1.40%, 8/15/2026	250,000	230,463
Exelon Corp.:
2.75%, 3/15/2027 (b)	1,550,000	1,509,808
3.35%, 3/15/2032 (b)	1,000,000	975,520
3.40%, 4/15/2026	676,000	679,191
4.05%, 4/15/2030	1,279,000	1,320,376
Florida Power & Light Co.:
2.45%, 2/3/2032	2,242,000	2,110,439
2.75%, 6/1/2023	736,000	738,120
2.85%, 4/1/2025	1,164,000	1,165,117
3.13%, 12/1/2025 (a)	1,136,000	1,145,236
3.25%, 6/1/2024	11,000	11,142
Fortis, Inc. 3.06%, 10/4/2026	1,146,000	1,132,718
Georgia Power Co.:
3.25%, 4/1/2026	1,012,000	1,016,088
3.25%, 3/30/2027	873,000	868,094
Series A, 2.10%, 7/30/2023	1,445,000	1,437,414
Series A, 2.20%, 9/15/2024	785,000	771,082
Series B, 2.65%, 9/15/2029	74,000	69,914
Gulf Power Co. Series A, 3.30%, 5/30/2027	829,000	831,520
Iberdrola International B.V. 5.81%, 3/15/2025	481,000	516,887
Security Description	Principal Amount	Value
Indiana Michigan Power Co. 3.85%, 5/15/2028	$275,000	$279,969
Interstate Power & Light Co.:
2.30%, 6/1/2030	160,000	146,291
3.25%, 12/1/2024	414,000	416,223
3.60%, 4/1/2029	946,000	949,443
4.10%, 9/26/2028	900,000	927,441
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	995,000	996,174
4.25%, 5/1/2030	770,000	770,731
ITC Holdings Corp.:
3.25%, 6/30/2026	853,000	847,183
3.65%, 6/15/2024	690,000	695,630
Kansas City Power & Light Co. 3.65%, 8/15/2025	400,000	406,504
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	580,000	582,720
MidAmerican Energy Co.:
3.10%, 5/1/2027	845,000	845,211
3.50%, 10/15/2024	819,000	835,265
3.65%, 4/15/2029	1,062,000	1,094,826
Mississippi Power Co. 3.95%, 3/30/2028	1,068,000	1,086,850
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024 (a)	683,000	655,017
1.00%, 6/15/2026	524,000	477,799
1.35%, 3/15/2031	408,000	343,883
2.40%, 3/15/2030	612,000	572,349
2.75%, 4/15/2032	857,000	809,351
2.85%, 1/27/2025	282,000	280,534
2.95%, 2/7/2024	502,000	504,400
3.40%, 11/15/2023	692,000	699,743
3.40%, 2/7/2028	1,089,000	1,087,791
3.70%, 3/15/2029	642,000	656,130
3.90%, 11/1/2028	2,286,000	2,343,630
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	540,000	526,505
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	427,000	429,366
Series C, 8.00%, 3/1/2032	147,000	197,925
Series D, 1.00%, 10/18/2024	633,000	604,363
Series MTN, 1.65%, 6/15/2031	366,000	313,991
Series MTN, 1.88%, 2/7/2025	982,000	952,059
Series MTN, 3.25%, 11/1/2025	591,000	592,152
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	686,000	706,017

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series DD, 2.40%, 5/1/2030	$88,000	$82,629
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	788,000	739,719
1.90%, 6/15/2028	2,218,000	2,043,599
2.25%, 6/1/2030	1,453,000	1,331,427
2.44%, 1/15/2032	1,275,000	1,166,191
2.75%, 11/1/2029	993,000	948,643
2.94%, 3/21/2024 (a)	2,000,000	2,000,900
3.50%, 4/1/2029	1,097,000	1,102,990
3.55%, 5/1/2027	2,173,000	2,195,686
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	523,000	512,749
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (c)	539,000	555,736
Northern States Power Co. 2.60%, 5/15/2023 (a)	693,000	693,541
NSTAR Electric Co.:
1.95%, 8/15/2031	465,000	413,334
3.20%, 5/15/2027 (a)	712,000	714,150
3.25%, 5/15/2029	471,000	470,623
3.95%, 4/1/2030	721,000	749,862
OGE Energy Corp. 0.70%, 5/26/2023	550,000	538,461
Ohio Power Co. Series P, 2.60%, 4/1/2030	1,086,000	1,026,194
Oklahoma Gas & Electric Co.:
0.55%, 5/26/2023	40,000	39,218
3.30%, 3/15/2030	216,000	213,410
3.80%, 8/15/2028	556,000	564,195
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	935,000	858,536
2.75%, 6/1/2024	416,000	415,534
2.75%, 5/15/2030	410,000	395,105
2.75%, 5/15/2030 (a) (b)	808,000	778,645
2.95%, 4/1/2025	453,000	452,588
3.70%, 11/15/2028	785,000	805,920
5.75%, 3/15/2029	598,000	682,079
Pacific Gas & Electric Co.:
1.70%, 11/15/2023	783,000	763,558
2.10%, 8/1/2027	576,000	517,859
2.50%, 2/1/2031	2,253,000	1,938,571
2.95%, 3/1/2026	686,000	654,026
3.00%, 6/15/2028	1,083,000	1,008,576
3.15%, 1/1/2026	2,416,000	2,327,671
3.25%, 6/15/2023	951,000	948,261
3.25%, 2/16/2024 (a)	945,000	941,910
3.25%, 6/1/2031	713,000	644,802
3.30%, 3/15/2027	686,000	658,471
3.30%, 12/1/2027	1,208,000	1,142,188
3.40%, 8/15/2024	652,000	646,725
3.45%, 7/1/2025	1,486,000	1,456,339
Security Description	Principal Amount	Value
3.50%, 6/15/2025 (a)	$948,000	$934,263
3.75%, 2/15/2024	827,000	826,644
3.75%, 7/1/2028	1,191,000	1,146,373
3.85%, 11/15/2023	915,000	918,120
4.20%, 3/1/2029	775,000	763,228
4.25%, 8/1/2023	1,041,000	1,050,942
4.40%, 3/1/2032	1,040,000	1,021,842
4.55%, 7/1/2030	3,174,500	3,149,834
4.65%, 8/1/2028	744,000	738,033
PacifiCorp:
2.70%, 9/15/2030	173,000	165,556
2.95%, 6/1/2023	315,000	315,337
3.50%, 6/15/2029	504,000	510,345
3.60%, 4/1/2024	39,000	39,549
PECO Energy Co. 3.15%, 10/15/2025	283,000	283,923
Pinnacle West Capital Corp. 1.30%, 6/15/2025	360,000	337,298
Potomac Electric Power Co. 3.60%, 3/15/2024 (a)	716,000	725,816
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	840,000	828,685
4.13%, 4/15/2030 (a)	515,000	530,939
Progress Energy, Inc.:
7.00%, 10/30/2031	1,183,000	1,471,546
7.75%, 3/1/2031	992,000	1,275,256
Public Service Co. of Colorado:
1.88%, 6/15/2031	453,000	404,783
3.70%, 6/15/2028	190,000	194,758
Series 35, 1.90%, 1/15/2031	1,083,000	970,021
Public Service Co. of New Hampshire:
3.50%, 11/1/2023	979,000	990,699
Series V, 2.20%, 6/15/2031	1,000,000	908,330
Public Service Electric & Gas Co.:
3.10%, 3/15/2032	1,125,000	1,112,895
Series MTN, 0.95%, 3/15/2026	736,000	684,730
Series MTN, 1.90%, 8/15/2031	77,000	68,686
Series MTN, 2.25%, 9/15/2026	1,021,000	984,836
Series MTN, 2.38%, 5/15/2023	879,000	880,890
Series MTN, 2.45%, 1/15/2030	1,014,000	963,543
Series MTN, 3.00%, 5/15/2025	612,000	609,289
Series MTN, 3.00%, 5/15/2027	558,000	554,446
Series MTN, 3.20%, 5/15/2029	793,000	793,563

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.25%, 9/1/2023	$565,000	$569,215
Series MTN, 3.65%, 9/1/2028	733,000	743,936
Series MTN, 3.70%, 5/1/2028	805,000	822,501
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	686,000	632,183
0.84%, 11/8/2023	1,128,000	1,093,562
2.45%, 11/15/2031	581,000	527,327
2.88%, 6/15/2024	1,184,000	1,175,144
Puget Energy, Inc.:
2.38%, 6/15/2028	597,000	547,276
3.65%, 5/15/2025	757,000	760,285
4.10%, 6/15/2030	360,000	360,306
4.22%, 3/15/2032	1,000,000	1,002,410
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	365,000	357,591
Series NNN, 3.60%, 9/1/2023	738,000	747,446
Series VVV, 1.70%, 10/1/2030	872,000	768,328
Series XXX, 3.00%, 3/15/2032	2,500,000	2,421,500
Sempra Energy:
3.25%, 6/15/2027	1,165,000	1,150,950
3.30%, 4/1/2025 (a)	1,390,000	1,390,625
3.40%, 2/1/2028	1,167,000	1,163,359
3.70%, 4/1/2029	2,290,000	2,303,465
5 year CMT + 2.87%, 4.13%, 4/1/2052 (c)	1,696,000	1,579,400
Sierra Pacific Power Co. 2.60%, 5/1/2026	705,000	693,205
Southern California Edison Co.:
0.70%, 4/3/2023	755,000	743,411
1.10%, 4/1/2024	905,000	874,583
2.25%, 6/1/2030	369,000	333,166
2.75%, 2/1/2032	642,000	594,325
2.85%, 8/1/2029 (a)	442,000	422,304
6.65%, 4/1/2029	774,000	881,261
Series 20C, 1.20%, 2/1/2026	382,000	353,904
Series A, 4.20%, 3/1/2029	576,000	596,200
Series B, 3.65%, 3/1/2028	454,000	455,598
Series C, 3.50%, 10/1/2023	886,000	894,780
Series D, 3.40%, 6/1/2023	706,000	708,499
Series E, 3.70%, 8/1/2025	692,000	703,446
Series G, 2.50%, 6/1/2031	637,000	579,861
Series J, 0.70%, 8/1/2023	746,000	727,037
Series K, 0.98%, 8/1/2024	640,000	611,002
Southern Co.:
2.95%, 7/1/2023	1,100,000	1,105,753
3.25%, 7/1/2026	2,067,000	2,067,951
Security Description	Principal Amount	Value
Series 21-A, 0.60%, 2/26/2024 (a)	$1,003,000	$964,023
Series 21-A, 5 year CMT + 2.92%, 3.75%, 9/15/2051 (c)	1,594,000	1,468,871
Series A, 3.70%, 4/30/2030	748,000	753,214
Southern Power Co.:
0.90%, 1/15/2026	693,000	635,633
4.15%, 12/1/2025	490,000	503,343
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	1,036,000	1,013,312
Series M, 4.10%, 9/15/2028	799,000	817,217
Series N, 1.65%, 3/15/2026	978,000	920,679
Tampa Electric Co. 2.40%, 3/15/2031	533,000	490,888
Tucson Electric Power Co.:
1.50%, 8/1/2030	617,000	528,343
3.05%, 3/15/2025 (a)	900,000	897,048
Union Electric Co.:
2.15%, 3/15/2032	183,000	166,563
2.95%, 6/15/2027	770,000	761,491
2.95%, 3/15/2030	117,000	114,862
3.50%, 4/15/2024	367,000	372,865
3.50%, 3/15/2029	120,000	121,998
Virginia Electric & Power Co.:
2.30%, 11/15/2031	1,025,000	941,473
3.45%, 2/15/2024	342,000	345,413
Series A, 2.88%, 7/15/2029	1,029,000	1,002,833
Series A, 3.10%, 5/15/2025	1,053,000	1,053,358
Series A, 3.15%, 1/15/2026	779,000	780,130
Series A, 3.50%, 3/15/2027	568,000	576,293
Series A, 3.80%, 4/1/2028	836,000	856,181
Series B, 2.95%, 11/15/2026 (a)	897,000	887,169
WEC Energy Group, Inc.:
0.55%, 9/15/2023	646,000	627,557
0.80%, 3/15/2024	797,000	764,538
1.38%, 10/15/2027	1,018,000	915,141
1.80%, 10/15/2030	677,000	585,964
2.20%, 12/15/2028	969,000	888,505
Westar Energy, Inc. 2.55%, 7/1/2026	281,000	275,051
Wisconsin Electric Power Co.:
1.70%, 6/15/2028	489,000	443,728
2.05%, 12/15/2024	557,000	546,228
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	873,000	776,857

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/1/2029	$685,000	$668,156
3.05%, 10/15/2027	455,000	451,096
Xcel Energy, Inc.:
0.50%, 10/15/2023	794,000	769,045
1.75%, 3/15/2027	502,000	466,293
2.35%, 11/15/2031 (a)	822,000	747,856
2.60%, 12/1/2029	1,069,000	1,009,713
3.30%, 6/1/2025	806,000	807,604
3.35%, 12/1/2026	650,000	651,267
3.40%, 6/1/2030	682,000	681,270
4.00%, 6/15/2028	819,000	834,020
		293,806,986
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	742,000	652,144
Emerson Electric Co.:
0.88%, 10/15/2026 (a)	931,000	855,552
1.95%, 10/15/2030	836,000	759,581
2.00%, 12/21/2028	1,166,000	1,086,828
2.20%, 12/21/2031	1,003,000	925,448
3.15%, 6/1/2025	717,000	720,829
		5,000,382
ELECTRONICS — 0.9%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	963,000	863,975
2.30%, 3/12/2031	1,082,000	978,864
2.75%, 9/15/2029	916,000	873,461
3.05%, 9/22/2026	850,000	839,953
3.88%, 7/15/2023	935,000	948,922
Allegion PLC 3.50%, 10/1/2029	729,000	705,585
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	852,000	841,035
3.55%, 10/1/2027	967,000	950,242
Amphenol Corp.:
2.05%, 3/1/2025	642,000	624,711
2.20%, 9/15/2031	549,000	488,209
2.80%, 2/15/2030	1,131,000	1,071,227
3.20%, 4/1/2024	1,095,000	1,101,559
4.35%, 6/1/2029	1,009,000	1,063,637
Arrow Electronics, Inc.:
3.25%, 9/8/2024	857,000	858,457
3.88%, 1/12/2028 (a)	1,076,000	1,086,319
4.00%, 4/1/2025	696,000	706,155
Avnet, Inc.:
3.00%, 5/15/2031	932,000	856,713
4.63%, 4/15/2026	715,000	736,529
Flex, Ltd.:
3.75%, 2/1/2026	994,000	994,457
4.75%, 6/15/2025	598,000	616,861
4.88%, 6/15/2029	907,000	949,103
4.88%, 5/12/2030	1,121,000	1,164,091
Fortive Corp. 3.15%, 6/15/2026	932,000	929,055
Security Description	Principal Amount	Value
Honeywell International, Inc.:
1.10%, 3/1/2027	$1,149,000	$1,058,941
1.35%, 6/1/2025 (a)	1,491,000	1,432,344
1.75%, 9/1/2031 (a)	1,664,000	1,490,877
1.95%, 6/1/2030	1,232,000	1,136,569
2.30%, 8/15/2024 (a)	1,121,000	1,116,415
2.50%, 11/1/2026 (a)	1,782,000	1,758,103
2.70%, 8/15/2029 (a)	943,000	925,885
3.35%, 12/1/2023	805,000	815,900
Hubbell, Inc.:
2.30%, 3/15/2031 (a)	966,000	879,041
3.15%, 8/15/2027	420,000	416,342
3.35%, 3/1/2026	938,000	943,140
3.50%, 2/15/2028	425,000	424,549
Jabil, Inc.:
1.70%, 4/15/2026	827,000	770,872
3.00%, 1/15/2031	986,000	905,355
3.60%, 1/15/2030	1,094,000	1,059,780
3.95%, 1/12/2028	921,000	923,155
Keysight Technologies, Inc.:
3.00%, 10/30/2029	715,000	682,625
4.55%, 10/30/2024	1,079,000	1,110,399
4.60%, 4/6/2027	693,000	726,243
Legrand France SA 8.50%, 2/15/2025 (a)	462,000	529,272
TD SYNNEX Corp.:
1.25%, 8/9/2024 (b)	1,091,000	1,038,403
1.75%, 8/9/2026 (b)	512,000	468,762
2.38%, 8/9/2028 (b)	1,104,000	993,169
2.65%, 8/9/2031 (b)	1,118,000	961,894
Trimble, Inc.:
4.15%, 6/15/2023	784,000	794,568
4.75%, 12/1/2024	381,000	391,984
4.90%, 6/15/2028	961,000	997,460
Tyco Electronics Group SA:
2.50%, 2/4/2032	838,000	779,700
3.13%, 8/15/2027	1,004,000	1,000,797
3.45%, 8/1/2024	860,000	868,462
3.70%, 2/15/2026	386,000	393,415
Vontier Corp.:
1.80%, 4/1/2026	562,000	508,323
2.40%, 4/1/2028	1,040,000	916,282
2.95%, 4/1/2031	946,000	839,916
		50,308,062
ENTERTAINMENT — 0.3%
Magallanes, Inc.:
3.43%, 3/15/2024 (b)	1,600,000	1,608,784
3.64%, 3/15/2025 (b)	1,500,000	1,506,975
3.76%, 3/15/2027 (b)	5,940,000	5,931,387
4.05%, 3/15/2029 (b)	1,170,000	1,175,710
4.28%, 3/15/2032 (b)	7,000,000	7,039,410
		17,262,266

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025	$964,000	$882,436
1.45%, 2/15/2031	1,047,000	887,416
2.30%, 3/1/2030	1,098,000	1,011,752
2.50%, 8/15/2024	945,000	935,465
2.90%, 7/1/2026 (a)	886,000	875,687
3.20%, 3/15/2025	959,000	959,422
3.38%, 11/15/2027	781,000	784,843
3.95%, 5/15/2028	902,000	926,408
4.75%, 5/15/2023	585,000	596,302
Waste Connections, Inc.:
2.60%, 2/1/2030	875,000	823,594
3.20%, 6/1/2032	625,000	609,163
3.50%, 5/1/2029	1,046,000	1,050,268
4.25%, 12/1/2028	625,000	649,931
Waste Management, Inc.:
0.75%, 11/15/2025	549,000	507,347
1.15%, 3/15/2028 (a)	726,000	649,603
1.50%, 3/15/2031	1,213,000	1,044,041
2.00%, 6/1/2029	889,000	824,894
2.40%, 5/15/2023 (a)	1,002,000	1,002,000
3.13%, 3/1/2025	609,000	614,201
3.15%, 11/15/2027 (a)	1,034,000	1,037,371
		16,672,144
FOOD — 1.3%
Ahold Finance USA LLC 6.88%, 5/1/2029	934,000	1,121,949
Bestfoods Series E, 7.25%, 12/15/2026	837,000	991,862
Campbell Soup Co.:
2.38%, 4/24/2030	673,000	614,166
3.30%, 3/19/2025	932,000	932,326
3.95%, 3/15/2025	912,000	929,328
4.15%, 3/15/2028	696,000	714,507
Conagra Brands, Inc.:
0.50%, 8/11/2023	852,000	828,604
1.38%, 11/1/2027	912,000	810,722
4.30%, 5/1/2024	830,000	852,875
4.60%, 11/1/2025	1,080,000	1,119,074
4.85%, 11/1/2028	1,144,000	1,213,052
7.00%, 10/1/2028	1,110,000	1,309,434
8.25%, 9/15/2030	773,000	1,000,339
Flowers Foods, Inc.:
2.40%, 3/15/2031	874,000	783,786
3.50%, 10/1/2026	653,000	659,785
General Mills, Inc.:
2.25%, 10/14/2031	1,022,000	916,959
2.88%, 4/15/2030 (a)	1,438,000	1,380,250
3.20%, 2/10/2027 (a)	818,000	819,979
3.65%, 2/15/2024	602,000	610,916
3.70%, 10/17/2023	1,071,000	1,088,596
4.00%, 4/17/2025	719,000	734,897
4.20%, 4/17/2028	880,000	918,914
Security Description	Principal Amount	Value
Hershey Co.:
0.90%, 6/1/2025	$992,000	$934,990
1.70%, 6/1/2030	701,000	630,872
2.05%, 11/15/2024	730,000	721,422
2.30%, 8/15/2026	587,000	573,828
2.45%, 11/15/2029 (a)	445,000	428,909
Hormel Foods Corp.:
0.65%, 6/3/2024	1,558,000	1,495,415
1.70%, 6/3/2028	814,000	750,565
1.80%, 6/11/2030 (a)	802,000	718,536
Ingredion, Inc.:
2.90%, 6/1/2030	1,000,000	942,330
3.20%, 10/1/2026	1,117,000	1,109,751
J M Smucker Co.:
2.13%, 3/15/2032	200,000	175,010
3.50%, 3/15/2025	919,000	931,673
JM Smucker Co.:
2.38%, 3/15/2030	651,000	595,678
3.38%, 12/15/2027 (a)	1,090,000	1,092,125
Kellogg Co.:
2.10%, 6/1/2030	1,118,000	1,005,697
2.65%, 12/1/2023	811,000	812,606
3.25%, 4/1/2026	1,079,000	1,083,208
3.40%, 11/15/2027 (a)	754,000	755,508
4.30%, 5/15/2028	1,064,000	1,112,242
Series B, 7.45%, 4/1/2031	1,160,000	1,483,849
Kraft Heinz Foods Co. 3.88%, 5/15/2027	5,072,000	5,150,717
Kroger Co.:
1.70%, 1/15/2031	4,000	3,484
2.20%, 5/1/2030	851,000	778,597
2.65%, 10/15/2026	968,000	944,778
3.50%, 2/1/2026	704,000	711,674
3.70%, 8/1/2027 (a)	790,000	811,046
3.85%, 8/1/2023	1,275,000	1,293,781
4.00%, 2/1/2024	1,043,000	1,062,827
4.50%, 1/15/2029	654,000	697,197
McCormick & Co., Inc.:
0.90%, 2/15/2026	326,000	298,590
1.85%, 2/15/2031	1,082,000	942,660
2.50%, 4/15/2030	848,000	787,215
3.15%, 8/15/2024	1,075,000	1,078,311
3.40%, 8/15/2027	1,116,000	1,123,499
Mondelez International, Inc.:
1.50%, 5/4/2025 (a)	846,000	811,348
1.50%, 2/4/2031 (a)	383,000	327,733
2.13%, 3/17/2024	500,000	496,020
2.63%, 3/17/2027	1,400,000	1,366,582
2.75%, 4/13/2030	1,508,000	1,441,904
3.00%, 3/17/2032	1,425,000	1,375,652
Sysco Corp.:
2.40%, 2/15/2030 (a)	882,000	818,990
2.45%, 12/14/2031	941,000	866,633
3.25%, 7/15/2027	558,000	555,561
3.30%, 7/15/2026	768,000	771,617

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 10/1/2025	$897,000	$912,581
5.95%, 4/1/2030	1,824,000	2,118,339
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,223,000	1,234,839
3.90%, 9/28/2023	992,000	1,006,959
3.95%, 8/15/2024	1,173,000	1,195,615
4.00%, 3/1/2026	1,036,000	1,060,367
4.35%, 3/1/2029	1,171,000	1,231,353
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	41,445
		71,024,448
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	990,000	1,003,444
4.50%, 8/1/2024	1,017,000	1,045,161
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	357,000	362,715
5.50%, 1/17/2027	1,176,000	1,245,831
Georgia-Pacific LLC:
7.75%, 11/15/2029	786,000	1,006,992
8.00%, 1/15/2024	1,015,000	1,108,228
8.88%, 5/15/2031	505,000	708,141
Suzano Austria GmbH:
2.50%, 9/15/2028	1,060,000	958,240
3.75%, 1/15/2031	1,464,000	1,378,005
5.00%, 1/15/2030	1,054,000	1,077,219
6.00%, 1/15/2029 (a)	2,133,000	2,303,448
Series DM3N, 3.13%, 1/15/2032	1,214,000	1,082,597
		13,280,021
GAS — 0.5%
Atmos Energy Corp.:
1.50%, 1/15/2031	922,000	794,681
2.63%, 9/15/2029	944,000	900,982
3.00%, 6/15/2027	949,000	942,670
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	519,000	455,064
4.00%, 4/1/2028 (a)	512,000	521,631
Eastern Energy Gas Holdings LLC:
3.55%, 11/1/2023	166,000	167,645
3.60%, 12/15/2024	164,000	165,265
Series A, 2.50%, 11/15/2024	1,040,000	1,028,924
Series B, 3.00%, 11/15/2029	373,000	357,345
National Fuel Gas Co.:
2.95%, 3/1/2031	906,000	824,007
3.95%, 9/15/2027	847,000	838,674
4.75%, 9/1/2028	772,000	779,859
5.20%, 7/15/2025	657,000	682,814
5.50%, 1/15/2026	1,134,000	1,196,313
Security Description	Principal Amount	Value
NiSource, Inc.:
0.95%, 8/15/2025	$1,378,000	$1,267,443
1.70%, 2/15/2031	956,000	811,157
2.95%, 9/1/2029	1,170,000	1,114,296
3.49%, 5/15/2027	1,179,000	1,176,206
3.60%, 5/1/2030	1,139,000	1,130,241
ONE Gas, Inc.:
1.10%, 3/11/2024	681,000	655,163
3.61%, 2/1/2024	873,000	877,348
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	1,015,000	928,532
3.50%, 6/1/2029	886,000	887,435
Southern California Gas Co.:
2.95%, 4/15/2027	1,110,000	1,094,726
3.15%, 9/15/2024	1,017,000	1,024,516
3.20%, 6/15/2025	520,000	522,044
Series TT, 2.60%, 6/15/2026	858,000	839,450
Series XX, 2.55%, 2/1/2030	646,000	606,736
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	700,000	697,312
3.25%, 6/15/2026	644,000	640,200
Series 20-A, 1.75%, 1/15/2031	743,000	637,620
Southwest Gas Corp.:
2.20%, 6/15/2030	661,000	582,744
3.70%, 4/1/2028	586,000	583,492
4.05%, 3/15/2032	765,000	762,598
		26,495,133
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031	910,000	830,994
4.63%, 6/15/2028	1,065,000	1,105,619
Snap-on, Inc. 3.25%, 3/1/2027	877,000	887,024
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	900,000	883,107
2.30%, 3/15/2030	1,083,000	1,005,782
3.00%, 5/15/2032	430,000	415,358
3.40%, 3/1/2026	1,072,000	1,083,803
4.25%, 11/15/2028	961,000	1,006,513
5 year CMT + 2.66%, 4.00%, 3/15/2060 (c)	252,000	248,223
		7,466,423
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028	708,000	645,484
1.40%, 6/30/2030 (a)	1,011,000	903,056
2.95%, 3/15/2025	1,084,000	1,091,599
3.40%, 11/30/2023	1,691,000	1,718,783
3.75%, 11/30/2026 (a)	1,454,000	1,509,063

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 9/15/2025 (a)	$704,000	$727,999
Baxter International, Inc.:
0.87%, 12/1/2023 (b)	1,150,000	1,113,522
1.32%, 11/29/2024 (b)	1,789,000	1,707,672
1.73%, 4/1/2031	1,075,000	930,649
1.92%, 2/1/2027 (b)	1,832,000	1,713,231
2.27%, 12/1/2028 (b)	1,551,000	1,436,908
2.54%, 2/1/2032 (b)	1,789,000	1,635,897
2.60%, 8/15/2026 (a)	1,003,000	974,595
3.95%, 4/1/2030	771,000	795,294
Boston Scientific Corp.:
1.90%, 6/1/2025	805,000	772,518
2.65%, 6/1/2030	1,414,000	1,330,008
3.45%, 3/1/2024	1,283,000	1,298,383
Dentsply Sirona, Inc. 3.25%, 6/1/2030	1,118,000	1,077,327
DH Europe Finance II Sarl:
2.20%, 11/15/2024 (a)	1,181,000	1,158,219
2.60%, 11/15/2029	1,024,000	975,575
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,004,000	1,047,774
Medtronic Global Holdings SCA 3.35%, 4/1/2027	987,000	998,824
Medtronic, Inc. 3.50%, 3/15/2025	2,135,000	2,179,963
PerkinElmer, Inc.:
0.55%, 9/15/2023	712,000	691,765
0.85%, 9/15/2024	1,031,000	978,666
1.90%, 9/15/2028	990,000	895,693
2.25%, 9/15/2031	718,000	635,164
2.55%, 3/15/2031	835,000	764,651
3.30%, 9/15/2029	1,043,000	1,018,271
Smith & Nephew PLC 2.03%, 10/14/2030	834,000	727,073
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	949,000	871,590
Stryker Corp.:
0.60%, 12/1/2023	874,000	846,277
1.15%, 6/15/2025	522,000	491,808
1.95%, 6/15/2030	1,240,000	1,112,416
3.38%, 5/15/2024	1,041,000	1,051,785
3.38%, 11/1/2025	780,000	786,458
3.50%, 3/15/2026	1,265,000	1,281,496
3.65%, 3/7/2028	1,131,000	1,147,660
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	1,386,000	1,353,180
1.22%, 10/18/2024	4,535,000	4,361,128
1.75%, 10/15/2028	747,000	684,304
2.00%, 10/15/2031 (a)	1,040,000	934,461
2.60%, 10/1/2029 (a)	724,000	694,881
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	1,520,000	1,457,224
2.60%, 11/24/2031	1,135,000	1,035,427
3.05%, 1/15/2026	899,000	891,727
Security Description	Principal Amount	Value
3.55%, 4/1/2025	$366,000	$369,733
		52,825,181
HEALTH CARE SERVICES — 1.7%
Adventist Health System 2.95%, 3/1/2029 (a)	653,000	636,505
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	675,000	690,248
Series 2020, 2.21%, 6/15/2030	600,000	555,792
Aetna, Inc. 3.50%, 11/15/2024	2,129,000	2,151,908
Anthem, Inc.:
1.50%, 3/15/2026	1,107,000	1,043,624
2.25%, 5/15/2030	1,078,000	990,348
2.38%, 1/15/2025	1,775,000	1,751,339
2.55%, 3/15/2031	1,039,000	972,088
2.88%, 9/15/2029	617,000	596,812
3.35%, 12/1/2024	1,734,000	1,748,566
3.50%, 8/15/2024	1,143,000	1,159,208
3.65%, 12/1/2027	1,875,000	1,913,531
4.10%, 3/1/2028	1,136,000	1,179,213
Ascension Health Series B, 2.53%, 11/15/2029	1,041,000	1,002,879
Banner Health:
1.90%, 1/1/2031	75,000	66,524
2.34%, 1/1/2030	1,028,000	955,084
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	154,000	135,956
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	617,000	614,563
Series 20-2, 2.10%, 6/1/2031	474,000	423,481
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	693,000	630,491
CHRISTUS Health Series C, 4.34%, 7/1/2028	712,000	734,442
CommonSpirit Health:
1.55%, 10/1/2025	955,000	896,019
2.76%, 10/1/2024	1,039,000	1,030,418
2.78%, 10/1/2030	904,000	834,925
3.35%, 10/1/2029	771,000	748,487
HCA, Inc.:
2.38%, 7/15/2031	911,000	813,541
3.13%, 3/15/2027 (b)	968,000	945,813
3.38%, 3/15/2029 (b)	1,000,000	973,210
3.63%, 3/15/2032 (b)	2,007,000	1,966,800
4.13%, 6/15/2029	2,283,000	2,324,984
4.75%, 5/1/2023	2,897,000	2,972,467
5.00%, 3/15/2024	2,187,000	2,267,001
5.25%, 4/15/2025	1,663,000	1,748,961
5.25%, 6/15/2026	1,394,000	1,472,217

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Humana, Inc.:
0.65%, 8/3/2023	$1,856,000	$1,810,621
1.35%, 2/3/2027	747,000	678,612
2.15%, 2/3/2032	252,000	221,191
3.13%, 8/15/2029	765,000	741,109
3.70%, 3/23/2029	725,000	727,269
3.85%, 10/1/2024	781,000	795,347
3.95%, 3/15/2027	834,000	848,804
4.50%, 4/1/2025	891,000	921,267
4.88%, 4/1/2030	1,159,000	1,251,963
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,057,000	1,056,250
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	386,000	359,883
2.30%, 12/1/2024	1,006,000	987,178
2.70%, 6/1/2031 (a)	839,000	779,381
2.95%, 12/1/2029	1,101,000	1,058,347
3.25%, 9/1/2024	1,101,000	1,106,736
3.60%, 2/1/2025	1,130,000	1,141,989
3.60%, 9/1/2027	812,000	823,831
4.00%, 11/1/2023	971,000	984,681
Mercy Health Series 2018, 4.30%, 7/1/2028 (a)	617,000	643,685
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	763,000	669,433
OhioHealth Corp. 2.30%, 11/15/2031	525,000	480,653
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	1,075,000	1,013,585
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	544,000	477,621
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,068,000	1,010,691
Series H, 2.75%, 10/1/2026	378,000	374,273
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	5,000	4,679
2.95%, 6/30/2030	995,000	944,583
3.45%, 6/1/2026	827,000	834,402
3.50%, 3/30/2025	892,000	900,777
4.20%, 6/30/2029	945,000	980,173
4.25%, 4/1/2024	769,000	788,617
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	457,000	469,673
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	756,000	763,038
Series A, 3.82%, 6/1/2027	979,000	999,921
Security Description	Principal Amount	Value
Stanford Health Care Series 2020, 3.31%, 8/15/2030	$587,000	$583,789
Sutter Health:
Series 2018, 3.70%, 8/15/2028	387,000	392,519
Series 20A, 1.32%, 8/15/2025	931,000	871,314
Series 20A, 2.29%, 8/15/2030	1,055,000	953,266
Toledo Hospital Series B, 5.33%, 11/15/2028	862,000	905,928
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	988,000	947,304
1.15%, 5/15/2026 (a)	820,000	765,396
1.25%, 1/15/2026	2,040,000	1,921,476
2.00%, 5/15/2030	1,246,000	1,150,245
2.30%, 5/15/2031 (a)	1,845,000	1,731,920
2.38%, 8/15/2024	950,000	945,735
2.88%, 3/15/2023 (a)	626,500	632,113
2.88%, 8/15/2029 (a)	641,000	632,456
2.95%, 10/15/2027	828,000	828,431
3.10%, 3/15/2026	1,359,000	1,371,652
3.38%, 4/15/2027	1,171,000	1,192,137
3.45%, 1/15/2027	1,133,000	1,162,254
3.50%, 6/15/2023	979,000	994,664
3.50%, 2/15/2024	884,000	899,771
3.70%, 12/15/2025	699,000	718,327
3.75%, 7/15/2025	2,311,000	2,376,702
3.85%, 6/15/2028	1,036,000	1,079,709
3.88%, 12/15/2028 (a)	810,000	849,722
Universal Health Services, Inc.:
1.65%, 9/1/2026 (b)	1,328,000	1,217,949
2.65%, 10/15/2030 (b)	954,000	867,463
UPMC Series D-1, 3.60%, 4/3/2025	676,000	681,665
		93,271,615
HOME BUILDERS — 0.3%
D.R.Horton, Inc. 1.40%, 10/15/2027	1,087,000	970,810
DR Horton, Inc.:
1.30%, 10/15/2026	800,000	728,632
2.50%, 10/15/2024	861,000	848,860
2.60%, 10/15/2025	870,000	846,327
5.75%, 8/15/2023	1,161,000	1,200,996
Lennar Corp.:
4.50%, 4/30/2024	1,013,000	1,038,690
4.75%, 5/30/2025 (a)	717,000	742,145
4.75%, 11/29/2027 (a)	757,000	789,331
4.88%, 12/15/2023	1,020,000	1,046,051
5.00%, 6/15/2027	651,000	683,635
5.25%, 6/1/2026	661,000	697,302

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 11/15/2024	$680,000	$717,074
MDC Holdings, Inc.:
2.50%, 1/15/2031	887,000	775,690
3.85%, 1/15/2030	1,140,000	1,108,468
NVR, Inc. 3.00%, 5/15/2030	1,152,000	1,077,212
PulteGroup, Inc.:
5.00%, 1/15/2027 (a)	907,000	957,320
5.50%, 3/1/2026	971,000	1,034,931
Toll Brothers Finance Corp.:
3.80%, 11/1/2029 (a)	935,000	905,585
4.88%, 11/15/2025	820,000	844,436
4.88%, 3/15/2027	864,000	893,912
		17,907,407
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	651,000	668,238
Leggett & Platt, Inc.:
3.50%, 11/15/2027	822,000	817,117
3.80%, 11/15/2024	357,000	360,195
4.40%, 3/15/2029	957,000	996,419
Whirlpool Corp.:
2.40%, 5/15/2031 (a)	747,000	682,482
3.70%, 5/1/2025	478,000	484,181
4.00%, 3/1/2024	664,000	676,410
4.75%, 2/26/2029	545,000	584,126
		5,269,168
HOUSEHOLD PRODUCTS & WARES — 0.3%
Avery Dennison Corp.:
0.85%, 8/15/2024	703,000	669,755
2.25%, 2/15/2032	735,000	646,058
2.65%, 4/30/2030	879,000	816,714
4.88%, 12/6/2028	853,000	911,320
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	919,000	839,258
3.15%, 8/1/2027	771,000	770,738
Clorox Co.:
1.80%, 5/15/2030	1,131,000	993,075
3.10%, 10/1/2027	522,000	518,450
3.50%, 12/15/2024	479,000	485,428
3.90%, 5/15/2028	851,000	873,424
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (a)	929,000	844,461
2.00%, 11/2/2031	847,000	772,320
2.40%, 6/1/2023	406,000	406,012
2.75%, 2/15/2026	865,000	863,590
3.05%, 8/15/2025	657,000	661,527
3.10%, 3/26/2030	1,107,000	1,108,528
3.20%, 4/25/2029 (a)	835,000	843,617
3.95%, 11/1/2028	946,000	991,663
		14,015,938
Security Description	Principal Amount	Value
INSURANCE — 2.9%
ACE Capital Trust II 9.70%, 4/1/2030	$856,000	$1,176,949
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (a) (c)	261,000	274,658
Aflac, Inc.:
1.13%, 3/15/2026	1,143,000	1,064,224
2.88%, 10/15/2026	830,000	829,660
3.25%, 3/17/2025	1,107,000	1,119,310
3.60%, 4/1/2030 (a)	806,000	832,630
3.63%, 11/15/2024	680,000	695,953
Alleghany Corp. 3.63%, 5/15/2030	845,000	850,543
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	166,000	169,139
Allstate Corp.:
0.75%, 12/15/2025	1,023,000	947,902
1.45%, 12/15/2030	1,109,000	957,999
3.15%, 6/15/2023	930,000	939,030
3.28%, 12/15/2026 (a)	655,000	663,037
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	350,000	348,838
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	980,000	1,024,570
American Financial Group, Inc.:
3.50%, 8/15/2026	622,000	627,629
5.25%, 4/2/2030	764,000	829,735
American International Group, Inc.:
2.50%, 6/30/2025	1,783,000	1,747,661
3.40%, 6/30/2030	1,896,000	1,893,459
3.75%, 7/10/2025	1,230,000	1,251,242
3.90%, 4/1/2026	1,737,000	1,781,033
4.13%, 2/15/2024	1,168,000	1,196,242
4.20%, 4/1/2028	1,243,000	1,293,304
4.25%, 3/15/2029	1,474,000	1,546,624
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	3,000	3,001
Aon Corp.:
2.80%, 5/15/2030	1,247,000	1,187,007
3.75%, 5/2/2029	617,000	630,852
4.50%, 12/15/2028	1,057,000	1,107,926
8.21%, 1/1/2027	722,000	842,292
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	970,000	855,783
2.60%, 12/2/2031	687,000	633,139
2.85%, 5/28/2027	695,000	681,031

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Aon Global, Ltd.:
3.50%, 6/14/2024	$929,000	$937,658
3.88%, 12/15/2025	676,000	690,608
4.00%, 11/27/2023	984,000	1,001,358
Arch Capital Finance LLC 4.01%, 12/15/2026	837,000	860,955
Arthur J Gallagher & Co. 2.40%, 11/9/2031	782,000	695,339
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	581,000	594,950
Assurant, Inc.:
2.65%, 1/15/2032	777,000	678,096
3.70%, 2/22/2030	892,000	860,423
4.90%, 3/27/2028	1,084,000	1,138,406
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	671,000	637,806
5.00%, 7/1/2024 (a)	605,000	625,637
Athene Holding, Ltd.:
3.50%, 1/15/2031	893,000	854,422
4.13%, 1/12/2028	981,000	987,710
6.15%, 4/3/2030	1,113,000	1,253,772
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	621,000	721,857
AXA SA 8.60%, 12/15/2030	1,110,000	1,470,450
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	854,000	854,350
5 year CMT + 3.19%, 4.90%, 1/15/2040 (c)	374,000	367,275
AXIS Specialty Finance PLC 4.00%, 12/6/2027	166,000	167,783
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	562,000	492,042
1.85%, 3/12/2030	1,029,000	939,796
2.30%, 3/15/2027	2,750,000	2,693,542
2.88%, 3/15/2032	2,075,000	2,012,397
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	2,693,000	2,722,865
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	537,000	538,960
5.63%, 5/15/2030	313,000	344,863
Brown & Brown, Inc.:
2.38%, 3/15/2031 (a)	1,023,000	900,700
4.20%, 9/15/2024	1,004,000	1,030,686
4.20%, 3/17/2032 (a)	1,290,000	1,310,898
4.50%, 3/15/2029 (a)	774,000	800,718
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	1,113,000	969,679
3.15%, 3/15/2025	753,000	761,720
3.35%, 5/15/2024	965,000	979,186
3.35%, 5/3/2026	1,509,000	1,530,564
Cincinnati Financial Corp. 6.92%, 5/15/2028	537,000	639,315
Security Description	Principal Amount	Value
CNA Financial Corp.:
2.05%, 8/15/2030	$1,003,000	$888,116
3.45%, 8/15/2027 (a)	270,000	270,367
3.90%, 5/1/2029	282,000	288,111
3.95%, 5/15/2024	887,000	902,443
4.50%, 3/1/2026	942,000	981,865
CNO Financial Group, Inc.:
5.25%, 5/30/2025	645,000	673,541
5.25%, 5/30/2029	903,000	951,780
Corebridge Financial, Inc.:
3.50%, 4/4/2025 (b)	790,000	789,376
3.65%, 4/5/2027 (b)	1,550,000	1,547,830
3.85%, 4/5/2029 (b)	1,750,000	1,748,408
3.90%, 4/5/2032 (b)	1,690,000	1,687,499
Enstar Group, Ltd.:
3.10%, 9/1/2031	990,000	886,476
4.95%, 6/1/2029 (a)	857,000	889,403
Equitable Holdings, Inc.:
3.90%, 4/20/2023	1,039,000	1,052,912
4.35%, 4/20/2028	1,608,000	1,657,478
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	834,000	780,974
4.63%, 4/29/2030	517,000	532,665
4.85%, 4/17/2028	1,032,000	1,067,759
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	487,000	432,466
3.40%, 6/15/2030	11,000	10,585
4.50%, 8/15/2028	941,000	963,688
First American Financial Corp.:
2.40%, 8/15/2031	824,000	722,739
4.00%, 5/15/2030	1,006,000	1,009,994
4.60%, 11/15/2024	376,000	386,942
Globe Life, Inc.:
2.15%, 8/15/2030	1,232,000	1,103,847
4.55%, 9/15/2028	721,000	755,327
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	708,000	643,699
4.50%, 4/15/2026	777,000	807,847
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	1,157,000	1,100,596
Jackson Financial, Inc.:
1.13%, 11/22/2023 (b)	633,000	614,187
3.13%, 11/23/2031 (b)	1,088,000	990,124
Kemper Corp.:
2.40%, 9/30/2030	1,052,000	919,974
3.80%, 2/23/2032	851,000	821,062
4.35%, 2/15/2025	432,000	441,586
Lincoln National Corp.:
3.05%, 1/15/2030	776,000	745,837
3.35%, 3/9/2025	523,000	525,223
3.40%, 1/15/2031 (a)	686,000	673,179

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 3/1/2032	$625,000	$603,381
3.63%, 12/12/2026	930,000	945,512
3.80%, 3/1/2028	779,000	789,119
Loews Corp.:
2.63%, 5/15/2023	952,000	953,723
3.20%, 5/15/2030	741,000	725,498
3.75%, 4/1/2026	870,000	892,246
Manulife Financial Corp.:
2.48%, 5/19/2027	1,096,000	1,054,549
3.70%, 3/16/2032	1,950,000	1,967,082
4.15%, 3/4/2026	1,162,000	1,195,361
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	143,000	142,612
Markel Corp.:
3.35%, 9/17/2029	756,000	748,576
3.50%, 11/1/2027	451,000	452,078
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	820,000	749,619
2.38%, 12/15/2031 (a)	849,000	778,329
3.50%, 6/3/2024	1,230,000	1,248,450
3.50%, 3/10/2025	1,100,000	1,114,685
3.75%, 3/14/2026	1,136,000	1,160,742
3.88%, 3/15/2024	1,139,000	1,163,158
4.38%, 3/15/2029	1,507,000	1,593,969
Mercury General Corp. 4.40%, 3/15/2027	951,000	977,181
MetLife, Inc.:
3.00%, 3/1/2025	938,000	940,523
3.60%, 4/10/2024	798,000	812,803
3.60%, 11/13/2025	1,026,000	1,046,171
4.55%, 3/23/2030 (a)	1,127,000	1,230,211
Series D, 4.37%, 9/15/2023	852,000	877,236
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	17,452
Old Republic International Corp.:
3.88%, 8/26/2026	901,000	910,506
4.88%, 10/1/2024	1,028,000	1,063,548
PartnerRe Finance B LLC 3.70%, 7/2/2029	1,201,000	1,205,167
Primerica, Inc. 2.80%, 11/19/2031	975,000	900,549
Principal Financial Group, Inc.:
2.13%, 6/15/2030	868,000	787,805
3.10%, 11/15/2026	1,081,000	1,066,147
3.13%, 5/15/2023	541,000	544,760
3.40%, 5/15/2025	1,118,000	1,122,047
3.70%, 5/15/2029	999,000	1,018,660
Progressive Corp.:
2.45%, 1/15/2027	902,000	882,661
2.50%, 3/15/2027	420,000	411,218
3.00%, 3/15/2032	400,000	389,144
3.20%, 3/26/2030	1,055,000	1,047,235
Security Description	Principal Amount	Value
4.00%, 3/1/2029	$690,000	$719,753
6.63%, 3/1/2029	59,000	70,789
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (c)	528,000	510,233
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	948,000	971,700
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	1,127,000	1,131,215
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	428,000	426,605
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	1,780,000	1,803,087
5 year CMT +3.16%, 5.13%, 3/1/2052 (c)	1,400,000	1,409,604
5 year CMT + 3.04%, 3.70%, 10/1/2050 (c)	2,516,000	2,302,995
Series MTN, 1.50%, 3/10/2026 (a)	767,000	724,393
Series MTN, 2.10%, 3/10/2030 (a)	787,000	727,936
Prudential PLC:
3.13%, 4/14/2030	1,076,000	1,042,235
3.63%, 3/24/2032	1,825,000	1,807,498
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	722,000	696,521
3.90%, 5/15/2029	1,072,000	1,082,495
3.95%, 9/15/2026	806,000	824,530
Series MTN, 4.70%, 9/15/2023	537,000	550,420
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	405,000	409,415
3.70%, 4/1/2025	199,000	201,679
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	1,005,000	1,006,327
Stewart Information Services Corp. 3.60%, 11/15/2031	729,000	666,430
Swiss Re America Holding Corp. 7.00%, 2/15/2026 (a)	434,000	493,992
Trinity Acquisition PLC 4.40%, 3/15/2026	949,000	979,245
Unum Group:
4.00%, 3/15/2024	524,000	532,630
4.00%, 6/15/2029	594,000	604,936
Voya Financial, Inc. 3.65%, 6/15/2026	1,162,000	1,169,088
Willis North America, Inc.:
2.95%, 9/15/2029	1,043,000	980,816
3.60%, 5/15/2024	1,050,000	1,055,502

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 9/15/2028	$894,000	$919,935
XLIT, Ltd. 4.45%, 3/31/2025 (a)	483,000	495,853
		157,182,663
INTERNET — 1.5%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (a)	1,950,000	1,694,453
2.80%, 6/6/2023	835,000	831,902
3.40%, 12/6/2027 (a)	3,407,000	3,342,267
3.60%, 11/28/2024	2,322,000	2,327,155
Alphabet, Inc.:
0.45%, 8/15/2025	710,000	662,579
0.80%, 8/15/2027	1,771,000	1,602,543
1.10%, 8/15/2030 (a)	3,021,000	2,637,726
2.00%, 8/15/2026	2,481,000	2,419,670
3.38%, 2/25/2024 (a)	612,000	625,231
Amazon.com, Inc.:
0.25%, 5/12/2023	977,000	960,020
0.40%, 6/3/2023	1,167,000	1,148,760
0.45%, 5/12/2024 (a)	2,819,000	2,717,234
0.80%, 6/3/2025	1,574,000	1,488,988
1.00%, 5/12/2026	3,335,000	3,128,330
1.20%, 6/3/2027 (a)	1,552,000	1,434,824
1.50%, 6/3/2030 (a)	3,274,000	2,930,754
1.65%, 5/12/2028 (a)	3,186,000	2,959,985
2.10%, 5/12/2031	5,340,000	4,965,346
2.80%, 8/22/2024	1,445,000	1,456,820
3.15%, 8/22/2027	4,225,000	4,286,558
3.80%, 12/5/2024	1,338,000	1,378,675
5.20%, 12/3/2025	1,228,000	1,323,809
Baidu, Inc.:
1.63%, 2/23/2027 (a)	1,080,000	971,060
1.72%, 4/9/2026	842,000	776,273
2.38%, 10/9/2030 (a)	679,000	601,316
2.38%, 8/23/2031 (a)	755,000	658,526
3.08%, 4/7/2025 (a)	819,000	805,396
3.43%, 4/7/2030	1,000,000	961,790
3.63%, 7/6/2027	918,000	908,416
3.88%, 9/29/2023	1,119,000	1,130,235
4.13%, 6/30/2025	1,264,000	1,281,494
4.38%, 5/14/2024	1,037,000	1,055,313
4.38%, 3/29/2028	561,000	569,179
4.88%, 11/14/2028 (a)	564,000	588,466
Booking Holdings, Inc.:
3.55%, 3/15/2028	763,000	771,431
3.60%, 6/1/2026	786,000	801,044
3.65%, 3/15/2025	836,000	849,644
4.63%, 4/13/2030	1,832,000	1,989,515
eBay, Inc.:
1.40%, 5/10/2026	1,119,000	1,040,950
1.90%, 3/11/2025	1,256,000	1,215,632
2.60%, 5/10/2031	1,285,000	1,183,858
2.70%, 3/11/2030	963,000	907,271
3.45%, 8/1/2024	748,000	757,432
3.60%, 6/5/2027	876,000	889,604
Security Description	Principal Amount	Value
Expedia Group, Inc.:
2.95%, 3/15/2031 (a)	$343,000	$318,266
3.25%, 2/15/2030	1,569,000	1,497,124
3.60%, 12/15/2023	1,074,000	1,081,099
3.80%, 2/15/2028	1,059,000	1,053,927
4.50%, 8/15/2024	966,000	989,937
4.63%, 8/1/2027	1,050,000	1,092,756
5.00%, 2/15/2026	885,000	925,082
JD.com, Inc.:
3.38%, 1/14/2030 (a)	981,000	926,437
3.88%, 4/29/2026 (a)	1,268,000	1,261,698
TD Ameritrade Holding Corp. 3.63%, 4/1/2025	264,000	265,977
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	1,328,000	1,221,574
2.00%, 9/3/2030	1,223,000	1,012,779
VeriSign, Inc.:
2.70%, 6/15/2031	918,000	841,733
4.75%, 7/15/2027	1,075,000	1,098,016
5.25%, 4/1/2025	732,000	767,063
Weibo Corp.:
3.38%, 7/8/2030	926,000	790,008
3.50%, 7/5/2024	962,000	940,365
		83,121,315
INVESTMENT COMPANY SECURITY — 1.0%
Ares Capital Corp.:
2.15%, 7/15/2026	1,109,000	1,002,802
2.88%, 6/15/2027	831,000	757,938
2.88%, 6/15/2028	1,093,000	969,119
3.20%, 11/15/2031	960,000	815,424
3.25%, 7/15/2025	1,420,000	1,379,303
3.88%, 1/15/2026	1,428,000	1,403,253
4.20%, 6/10/2024	1,063,000	1,071,089
4.25%, 3/1/2025	826,000	825,372
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	1,068,000	963,870
2.95%, 3/10/2026	970,000	910,200
Barings BDC, Inc. 3.30%, 11/23/2026 (b)	978,000	901,100
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	1,032,000	966,571
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (b)	783,000	735,159
2.35%, 11/22/2024 (b)	966,000	915,613
2.63%, 12/15/2026 (b)	1,339,000	1,201,672
2.70%, 1/15/2025 (b)	1,287,000	1,229,561
3.25%, 3/15/2027 (b)	528,000	484,767
4.00%, 1/15/2029 (b)	839,000	776,687
4.70%, 3/24/2025 (b)	1,100,000	1,101,837
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (b)	924,000	819,801

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 9/16/2026	$813,000	$757,114
2.85%, 9/30/2028 (b)	893,000	774,901
3.63%, 1/15/2026	796,000	780,995
3.65%, 7/14/2023	695,000	698,941
FS KKR Capital Corp.:
1.65%, 10/12/2024	1,084,000	1,025,464
2.63%, 1/15/2027	669,000	615,072
3.13%, 10/12/2028	1,062,000	948,727
3.25%, 7/15/2027	782,000	722,107
3.40%, 1/15/2026 (a)	759,000	735,767
4.13%, 2/1/2025 (a)	846,000	843,682
4.63%, 7/15/2024 (a)	820,000	830,521
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026 (a)	839,000	804,710
3.75%, 2/10/2025	1,095,000	1,094,299
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	678,000	601,589
2.50%, 8/24/2026	937,000	862,621
3.38%, 4/15/2024	919,000	910,499
Main Street Capital Corp.:
3.00%, 7/14/2026	851,000	792,273
5.20%, 5/1/2024 (a)	1,104,000	1,126,522
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027 (b)	1,925,000	1,826,055
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	805,000	737,871
3.50%, 2/25/2025	742,000	724,415
Owl Rock Capital Corp.:
2.63%, 1/15/2027	987,000	888,744
2.88%, 6/11/2028	1,120,000	980,022
3.40%, 7/15/2026	1,142,000	1,075,798
3.75%, 7/22/2025	656,000	635,808
4.00%, 3/30/2025	920,000	905,464
4.25%, 1/15/2026	470,000	459,510
5.25%, 4/15/2024	938,000	959,490
Owl Rock Capital Corp. III 3.13%, 4/13/2027 (b)	535,000	473,282
OWL Rock Core Income Corp.:
3.13%, 9/23/2026 (b)	865,000	783,327
4.70%, 2/8/2027 (b)	582,000	560,000
5.50%, 3/21/2025 (b)	1,350,000	1,346,504
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	1,271,000	1,147,205
Prospect Capital Corp.:
3.36%, 11/15/2026	1,420,000	1,301,089
3.44%, 10/15/2028	1,056,000	905,341
3.71%, 1/22/2026 (a)	1,115,000	1,045,781
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026 (a)	985,000	908,899
Security Description	Principal Amount	Value
3.88%, 11/1/2024	$1,035,000	$1,032,982
		52,854,529
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029 (a)	1,017,000	1,033,994
4.55%, 3/11/2026	765,000	788,027
Nucor Corp.:
2.00%, 6/1/2025	990,000	959,647
2.70%, 6/1/2030 (a)	542,000	514,120
3.13%, 4/1/2032	600,000	579,798
3.95%, 5/1/2028	856,000	878,530
4.00%, 8/1/2023	722,000	736,469
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	640,000	598,752
2.15%, 8/15/2030	947,000	848,720
4.50%, 4/15/2023	860,000	873,356
Steel Dynamics, Inc.:
1.65%, 10/15/2027	1,061,000	963,420
2.40%, 6/15/2025	1,133,000	1,097,854
2.80%, 12/15/2024	964,000	954,225
3.25%, 1/15/2031	584,000	566,281
3.45%, 4/15/2030	361,000	355,895
5.00%, 12/15/2026	994,000	1,018,462
Vale Overseas, Ltd.:
3.75%, 7/8/2030	1,505,000	1,451,031
6.25%, 8/10/2026	1,917,000	2,102,968
		16,321,549
LEISURE TIME — 0.0% (e)
Brunswick Corp.:
0.85%, 8/18/2024	646,000	610,793
2.40%, 8/18/2031	822,000	697,418
Harley-Davidson, Inc. 3.50%, 7/28/2025	1,171,000	1,166,351
		2,474,562
LODGING — 0.6%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	791,000	784,316
3.70%, 1/15/2031	675,000	654,851
Hyatt Hotels Corp.:
1.30%, 10/1/2023	998,000	972,820
1.80%, 10/1/2024	723,000	695,295
3.38%, 7/15/2023	872,000	872,035
4.38%, 9/15/2028	560,000	560,269
4.85%, 3/15/2026	940,000	976,951
5.38%, 4/23/2025	807,000	845,776
5.75%, 4/23/2030 (a)	1,123,000	1,239,152
Las Vegas Sands Corp.:
2.90%, 6/25/2025	654,000	609,083
3.20%, 8/8/2024	2,077,000	2,004,534
3.50%, 8/18/2026	1,256,000	1,185,626
3.90%, 8/8/2029 (a)	1,256,000	1,151,174

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Marriott International, Inc.:
3.60%, 4/15/2024	$1,079,000	$1,090,966
3.75%, 3/15/2025	1,062,000	1,071,962
3.75%, 10/1/2025 (a)	993,000	990,269
Series AA, 4.65%, 12/1/2028	499,000	517,149
Series EE, 5.75%, 5/1/2025	1,112,000	1,180,822
Series FF, 4.63%, 6/15/2030	1,092,000	1,139,819
Series HH, 2.85%, 4/15/2031	1,276,000	1,166,328
Series R, 3.13%, 6/15/2026	686,000	678,440
Series X, 4.00%, 4/15/2028	877,000	883,060
Series Z, 4.15%, 12/1/2023 (a)	882,000	898,714
Sands China, Ltd.:
2.55%, 3/8/2027 (b)	1,110,000	961,271
3.10%, 3/8/2029 (a) (b)	1,106,000	934,979
3.25%, 8/8/2031 (a) (b)	984,000	798,910
3.80%, 1/8/2026	1,234,000	1,171,720
4.38%, 6/18/2030 (a)	972,000	883,976
5.13%, 8/8/2025	2,340,000	2,317,208
5.40%, 8/8/2028	2,393,000	2,356,196
		31,593,671
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc. 3.80%, 4/3/2028	547,000	561,424
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	1,116,000	1,094,283
0.90%, 3/2/2026 (a)	777,000	722,307
0.95%, 1/10/2024	1,174,000	1,144,263
1.70%, 1/8/2027 (a)	1,122,000	1,062,657
2.40%, 8/9/2026 (a)	561,000	549,887
Series MTN, 0.45%, 9/14/2023	1,076,000	1,049,175
Series MTN, 0.45%, 5/17/2024	1,144,000	1,094,602
Series MTN, 0.60%, 9/13/2024	1,111,000	1,059,094
Series MTN, 0.80%, 11/13/2025	1,062,000	987,087
Series MTN, 1.10%, 9/14/2027	797,000	726,394
Series MTN, 1.15%, 9/14/2026	738,000	685,358
Series MTN, 1.45%, 5/15/2025	710,000	682,033
Series MTN, 2.15%, 11/8/2024 (a)	959,000	950,244
Series MTN, 2.85%, 5/17/2024	748,000	751,964
Security Description	Principal Amount	Value
Series MTN, 3.25%, 12/1/2024	$1,095,000	$1,112,159
Series MTN, 3.30%, 6/9/2024	746,000	757,697
Series MTN, 3.45%, 5/15/2023	1,074,000	1,087,704
Series MTN, 3.65%, 12/7/2023	675,000	688,959
Series MTN, 3.75%, 11/24/2023	242,000	247,987
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	996,000	914,906
2.60%, 9/19/2029	822,000	798,236
2.60%, 4/9/2030 (a)	857,000	835,155
3.40%, 5/15/2024	852,000	866,084
Oshkosh Corp.:
3.10%, 3/1/2030	311,000	290,552
4.60%, 5/15/2028	533,000	546,703
		21,266,914
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	970,000	894,204
1.88%, 1/15/2026	1,098,000	1,040,004
1.95%, 7/2/2023	950,000	940,756
4.20%, 1/15/2024	1,095,000	1,119,057
CNH Industrial NV:
4.50%, 8/15/2023	972,000	992,791
Series MTN, 3.85%, 11/15/2027 (a)	743,000	748,075
Deere & Co.:
2.75%, 4/15/2025 (a)	755,000	753,686
3.10%, 4/15/2030	1,020,000	1,022,173
5.38%, 10/16/2029	875,000	1,006,381
7.13%, 3/3/2031	387,000	501,865
Dover Corp.:
2.95%, 11/4/2029	738,000	718,140
3.15%, 11/15/2025	558,000	556,627
Flowserve Corp.:
2.80%, 1/15/2032	1,095,000	971,243
3.50%, 10/1/2030	1,100,000	1,042,217
IDEX Corp.:
2.63%, 6/15/2031	578,000	528,500
3.00%, 5/1/2030	1,037,000	974,645
John Deere Capital Corp.:
1.05%, 6/17/2026	710,000	658,624
1.45%, 1/15/2031 (a)	792,000	696,128
2.00%, 6/17/2031 (a)	560,000	514,175
2.13%, 3/7/2025	500,000	491,840
2.35%, 3/8/2027	1,135,000	1,103,992
3.65%, 10/12/2023	532,000	542,528
Series GMTN, 3.45%, 6/7/2023	513,000	519,305
Series MTN, 0.40%, 10/10/2023 (a)	1,093,000	1,063,030

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.45%, 1/17/2024	$706,000	$682,688
Series MTN, 0.45%, 6/7/2024	507,000	484,266
Series MTN, 0.63%, 9/10/2024	748,000	715,350
Series MTN, 0.70%, 7/5/2023	318,000	312,241
Series MTN, 0.70%, 1/15/2026	511,000	473,217
Series MTN, 0.90%, 1/10/2024	862,000	838,424
Series MTN, 1.20%, 4/6/2023	869,000	859,815
Series MTN, 1.25%, 1/10/2025	862,000	829,692
Series MTN, 1.30%, 10/13/2026	913,000	849,419
Series MTN, 1.50%, 3/6/2028	765,000	706,041
Series MTN, 1.70%, 1/11/2027	957,000	903,197
Series MTN, 1.75%, 3/9/2027	843,000	797,824
Series MTN, 2.05%, 1/9/2025	777,000	764,436
Series MTN, 2.25%, 9/14/2026	1,108,000	1,077,087
Series MTN, 2.45%, 1/9/2030	1,028,000	984,721
Series MTN, 2.60%, 3/7/2024	553,000	554,305
Series MTN, 2.65%, 6/24/2024	994,000	995,859
Series MTN, 2.65%, 6/10/2026	802,000	794,325
Series MTN, 2.80%, 9/8/2027	921,000	912,656
Series MTN, 2.80%, 7/18/2029	955,000	940,312
Series MTN, 3.05%, 1/6/2028	1,109,000	1,110,353
Series MTN, 3.35%, 6/12/2024	1,103,000	1,120,350
Series MTN, 3.40%, 9/11/2025	366,000	372,054
Series MTN, 3.45%, 1/10/2024	619,000	629,220
Series MTN, 3.45%, 3/13/2025	692,000	703,273
Series MTN, 3.45%, 3/7/2029	800,000	822,392
nVent Finance Sarl:
2.75%, 11/15/2031	1,130,000	1,015,384
4.55%, 4/15/2028	979,000	1,009,339
Otis Worldwide Corp.:
2.06%, 4/5/2025	1,512,000	1,473,157
Security Description	Principal Amount	Value
2.57%, 2/15/2030	$2,598,000	$2,427,935
Rockwell Automation, Inc.:
0.35%, 8/15/2023	728,000	708,359
1.75%, 8/15/2031 (a)	979,000	864,878
2.88%, 3/1/2025	125,000	124,825
3.50%, 3/1/2029	611,000	628,585
Wabtec Corp. 3.45%, 11/15/2026	1,250,000	1,231,375
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	1,058,000	1,041,347
4.40%, 3/15/2024	1,122,000	1,143,082
4.95%, 9/15/2028	1,190,000	1,257,259
Xylem, Inc.:
2.25%, 1/30/2031 (a)	365,000	331,143
3.25%, 11/1/2026 (a)	1,026,000	1,026,544
		53,916,715
MEDIA — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	1,233,000	1,112,684
2.80%, 4/1/2031	918,000	829,578
3.75%, 2/15/2028	4,425,000	4,385,175
4.20%, 3/15/2028	1,262,000	1,274,494
4.91%, 7/23/2025	2,433,000	2,519,299
5.05%, 3/30/2029	4,216,000	4,464,702
Class USD, 4.50%, 2/1/2024	1,227,000	1,257,147
Comcast Corp.:
1.50%, 2/15/2031 (a)	1,928,000	1,679,172
1.95%, 1/15/2031	1,593,000	1,438,399
2.35%, 1/15/2027	1,632,000	1,585,994
2.65%, 2/1/2030	1,989,000	1,911,250
3.15%, 3/1/2026	2,697,000	2,721,624
3.15%, 2/15/2028	1,774,000	1,770,204
3.30%, 2/1/2027	2,242,000	2,273,612
3.30%, 4/1/2027	943,000	955,410
3.38%, 2/15/2025	962,000	976,555
3.38%, 8/15/2025	1,686,000	1,707,918
3.40%, 4/1/2030	1,820,000	1,842,914
3.55%, 5/1/2028	1,051,000	1,070,948
3.70%, 4/15/2024	2,622,000	2,679,107
3.95%, 10/15/2025	4,575,000	4,724,877
4.15%, 10/15/2028	4,470,000	4,698,551
4.25%, 10/15/2030	1,391,000	1,483,195
Discovery Communications LLC:
3.45%, 3/15/2025	789,000	783,193
3.63%, 5/15/2030 (a)	1,123,000	1,091,006
3.80%, 3/13/2024	383,000	386,386
3.90%, 11/15/2024	1,093,000	1,103,908
3.95%, 6/15/2025	795,000	800,096
3.95%, 3/20/2028	1,912,000	1,910,910

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 5/15/2029 (a)	$791,000	$799,859
4.90%, 3/11/2026	1,019,000	1,058,201
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	593,000	577,440
3.45%, 3/1/2032	665,000	643,800
Fox Corp.:
3.05%, 4/7/2025	908,000	908,000
4.03%, 1/25/2024	1,167,000	1,191,390
4.71%, 1/25/2029	2,058,000	2,195,639
FOX Corp. 3.50%, 4/8/2030	921,000	913,079
Grupo Televisa SAB:
4.63%, 1/30/2026 (a)	874,000	903,078
6.63%, 3/18/2025	686,000	744,399
Paramount Global:
2.90%, 1/15/2027	901,000	879,854
3.38%, 2/15/2028 (a)	981,000	962,852
3.70%, 6/1/2028	1,001,000	995,555
4.00%, 1/15/2026	285,000	290,207
4.20%, 6/1/2029 (a)	874,000	889,889
4.75%, 5/15/2025 (a)	1,493,000	1,552,615
4.95%, 1/15/2031 (a)	1,263,000	1,342,556
7.88%, 7/30/2030	778,000	979,276
TCI Communications, Inc.:
7.13%, 2/15/2028	1,030,000	1,224,567
7.88%, 2/15/2026	824,000	961,575
Thomson Reuters Corp.:
3.35%, 5/15/2026	821,000	825,343
4.30%, 11/23/2023	938,000	957,445
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	918,000	919,735
Series GMTN, 3.15%, 9/17/2025	924,000	929,461
Series MTN, 1.85%, 7/30/2026	2,587,000	2,474,336
Series MTN, 2.95%, 6/15/2027 (a)	317,000	316,093
Walt Disney Co.:
1.75%, 8/30/2024	1,422,000	1,396,333
1.75%, 1/13/2026	2,124,000	2,034,558
2.00%, 9/1/2029	2,639,000	2,443,213
2.20%, 1/13/2028 (a)	942,000	897,877
2.65%, 1/13/2031 (a)	3,890,000	3,716,156
3.35%, 3/24/2025	1,701,000	1,724,814
3.38%, 11/15/2026 (a)	950,000	962,768
3.70%, 9/15/2024	989,000	1,009,977
3.70%, 10/15/2025	1,088,000	1,113,209
3.70%, 3/23/2027	660,000	679,345
3.80%, 3/22/2030 (a)	1,503,000	1,565,314
4.00%, 10/1/2023	357,000	365,429
		99,783,545
METAL FABRICATE & HARDWARE — 0.1%
Crane Co. 4.45%, 12/15/2023	505,000	516,428
Security Description	Principal Amount	Value
Precision Castparts Corp. 3.25%, 6/15/2025 (a)	$860,000	$870,630
Timken Co.:
3.88%, 9/1/2024	726,000	730,131
4.13%, 4/1/2032	815,000	809,923
4.50%, 12/15/2028	645,000	660,415
		3,587,527
MINING — 0.4%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,095,000	1,021,339
3.75%, 10/1/2030	1,044,000	976,004
BHP Billiton Finance USA, Ltd.:
3.85%, 9/30/2023	951,000	970,952
6.42%, 3/1/2026	1,025,000	1,151,270
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	874,000	873,729
4.25%, 3/1/2030	20,000	20,136
4.38%, 8/1/2028	2,222,000	2,234,732
4.63%, 8/1/2030	1,909,000	1,951,666
5.25%, 9/1/2029	2,097,000	2,196,398
Kinross Gold Corp.:
4.50%, 7/15/2027 (a)	721,000	741,231
5.95%, 3/15/2024	964,000	1,008,094
Newmont Corp.:
2.25%, 10/1/2030	839,000	765,898
2.80%, 10/1/2029	1,075,000	1,028,420
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	118,000	152,376
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	879,000	1,062,368
Southern Copper Corp. 3.88%, 4/23/2025	1,075,000	1,086,685
Teck Resources, Ltd. 3.90%, 7/15/2030	1,065,000	1,063,264
Yamana Gold, Inc. 2.63%, 8/15/2031	1,116,000	998,017
		19,302,579
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
2.00%, 2/14/2025 (a)	1,242,000	1,215,198
2.38%, 8/26/2029	1,149,000	1,092,940
2.65%, 4/15/2025	1,156,000	1,148,729
2.88%, 10/15/2027 (a)	583,000	580,435
3.05%, 4/15/2030 (a)	865,000	858,608
Series MTN, 2.25%, 9/19/2026 (a)	972,000	945,600
Series MTN, 3.00%, 8/7/2025	4,000	4,018
Series MTN, 3.25%, 2/14/2024	677,000	686,261
Series MTN, 3.38%, 3/1/2029	448,000	455,500

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.63%, 9/14/2028	$1,428,000	$1,467,398
Carlisle Cos., Inc.:
0.55%, 9/1/2023	372,000	361,145
2.20%, 3/1/2032	1,037,000	903,175
2.75%, 3/1/2030	1,092,000	1,017,962
3.50%, 12/1/2024	668,000	673,010
3.75%, 12/1/2027	806,000	818,872
Eaton Corp. 3.10%, 9/15/2027	136,000	136,152
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	806,000	810,981
General Electric Co.:
3.45%, 5/1/2027	500	495
Series A, 6.75%, 3/15/2032	977,000	1,230,903
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	32,000	31,649
3.50%, 3/1/2024	946,000	962,016
Parker-Hannifin Corp.:
2.70%, 6/14/2024	1,298,000	1,290,199
3.25%, 6/14/2029	1,339,000	1,321,151
Series MTN, 3.30%, 11/21/2024	656,000	660,061
Pentair Finance Sarl 4.50%, 7/1/2029	1,111,000	1,156,040
Textron, Inc.:
2.45%, 3/15/2031	1,092,000	988,871
3.00%, 6/1/2030	815,000	777,975
3.38%, 3/1/2028	994,000	983,802
3.65%, 3/15/2027	804,000	809,885
3.88%, 3/1/2025	1,096,000	1,116,002
3.90%, 9/17/2029	1,054,000	1,076,566
4.00%, 3/15/2026	435,000	444,770
4.30%, 3/1/2024	1,004,000	1,023,759
Trane Technologies Global Holding Co., Ltd.:
3.75%, 8/21/2028	871,000	876,522
4.25%, 6/15/2023	801,000	815,851
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	620,000	622,982
3.55%, 11/1/2024	1,128,000	1,140,239
3.80%, 3/21/2029	317,000	322,408
		30,828,130
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	1,300,000	1,227,395
3.25%, 2/15/2029	477,000	437,605
3.28%, 12/1/2028	1,336,000	1,260,088
3.57%, 12/1/2031	1,254,000	1,165,142
4.13%, 5/1/2025	869,000	874,675
Security Description	Principal Amount	Value
4.25%, 4/1/2028	$812,000	$797,554
		5,762,459
OFFICE FURNISHINGS — 0.0% (e)
Steelcase, Inc. 5.13%, 1/18/2029	958,000	1,002,844
OIL & GAS — 3.3%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	1,216,000	1,076,975
2.72%, 1/12/2032	1,906,000	1,796,195
2.75%, 5/10/2023	876,000	880,511
3.02%, 1/16/2027	745,000	741,744
3.12%, 5/4/2026	913,000	909,731
3.19%, 4/6/2025	905,000	911,027
3.41%, 2/11/2026	1,001,000	1,012,882
3.54%, 4/6/2027	825,000	835,304
3.59%, 4/14/2027	1,484,000	1,505,281
3.63%, 4/6/2030	1,280,000	1,299,917
3.79%, 2/6/2024	1,008,000	1,025,590
3.80%, 9/21/2025	1,025,000	1,054,797
3.94%, 9/21/2028	1,362,000	1,408,989
4.23%, 11/6/2028	2,339,000	2,457,400
BP Capital Markets PLC:
2.75%, 5/10/2023	1,119,000	1,121,417
3.28%, 9/19/2027	1,903,000	1,921,326
3.51%, 3/17/2025 (a)	1,193,000	1,214,450
3.54%, 11/4/2024	990,000	1,005,989
3.72%, 11/28/2028 (a)	844,000	860,914
3.81%, 2/10/2024	1,275,000	1,300,704
3.99%, 9/26/2023	1,558,000	1,588,770
Burlington Resources LLC 7.20%, 8/15/2031	693,000	904,303
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	488,000	468,002
2.95%, 7/15/2030	905,000	855,551
3.80%, 4/15/2024	1,063,000	1,077,552
3.85%, 6/1/2027	1,572,000	1,590,550
3.90%, 2/1/2025	852,000	863,085
7.20%, 1/15/2032	135,000	166,307
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (a)	1,041,000	942,334
4.25%, 4/15/2027	1,955,000	2,019,965
4.40%, 4/15/2029	745,000	773,347
5.38%, 7/15/2025	1,048,000	1,106,007
Chevron Corp.:
1.14%, 5/11/2023	1,123,000	1,111,354
1.55%, 5/11/2025	3,060,000	2,951,186
2.00%, 5/11/2027	2,082,000	1,999,969
2.24%, 5/11/2030 (a)	1,714,000	1,620,690
2.57%, 5/16/2023	1,031,000	1,034,495
2.90%, 3/3/2024 (a)	1,216,000	1,228,804
2.95%, 5/16/2026	2,028,000	2,038,343
3.19%, 6/24/2023	2,439,000	2,464,853
3.33%, 11/17/2025	1,225,000	1,242,444

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Chevron USA, Inc.:
0.43%, 8/11/2023	$584,000	$570,977
0.69%, 8/12/2025	1,108,000	1,034,229
1.02%, 8/12/2027	715,000	649,134
3.25%, 10/15/2029	1,139,000	1,157,372
3.85%, 1/15/2028 (a)	271,000	282,130
3.90%, 11/15/2024 (a)	1,114,000	1,148,189
Cimarex Energy Co. 4.38%, 6/1/2024	150,000	150,317
ConocoPhillips Co.:
2.13%, 3/8/2024	1,125,000	1,114,538
2.40%, 3/7/2025 (a)	1,755,000	1,735,677
3.35%, 11/15/2024	590,000	596,921
4.95%, 3/15/2026	1,512,000	1,619,579
6.95%, 4/15/2029 (a)	1,597,000	1,972,263
Continental Resources, Inc.:
3.80%, 6/1/2024	1,200,000	1,207,656
4.38%, 1/15/2028	1,858,000	1,884,198
Coterra Energy, Inc.:
3.90%, 5/15/2027 (b)	1,136,000	1,147,292
4.38%, 6/1/2024 (b)	932,000	951,358
4.38%, 3/15/2029 (b)	776,000	808,662
Devon Energy Corp.:
4.50%, 1/15/2030	1,143,000	1,173,427
5.25%, 9/15/2024	929,000	970,954
5.25%, 10/15/2027	1,030,000	1,064,474
5.85%, 12/15/2025	64,000	69,312
5.88%, 6/15/2028	1,046,000	1,104,921
7.88%, 9/30/2031	97,000	125,948
Diamondback Energy, Inc.:
3.13%, 3/24/2031	1,265,000	1,208,442
3.25%, 12/1/2026	1,044,000	1,042,852
3.50%, 12/1/2029	1,406,000	1,392,432
Eni USA, Inc. 7.30%, 11/15/2027	1,138,000	1,341,736
EOG Resources, Inc.:
3.15%, 4/1/2025	652,000	655,332
4.15%, 1/15/2026	682,000	706,218
4.38%, 4/15/2030 (a)	714,000	771,984
EQT Corp. 7.50%, 2/1/2030	4,825,000	5,594,394
Exxon Mobil Corp.:
1.57%, 4/15/2023	3,352,000	3,339,497
2.02%, 8/16/2024 (a)	985,000	975,022
2.44%, 8/16/2029 (a)	3,739,000	3,583,682
2.61%, 10/15/2030 (a)	2,135,000	2,054,340
2.71%, 3/6/2025	2,788,000	2,784,682
2.99%, 3/19/2025	2,936,000	2,951,942
3.04%, 3/1/2026	4,273,000	4,307,953
3.18%, 3/15/2024	1,031,000	1,045,599
3.29%, 3/19/2027 (a)	1,140,000	1,163,324
3.48%, 3/19/2030	2,430,000	2,491,673
Helmerich & Payne, Inc. 2.90%, 9/29/2031 (b)	1,006,000	923,126
Security Description	Principal Amount	Value
Hess Corp.:
3.50%, 7/15/2024	$1,526,000	$1,537,750
4.30%, 4/1/2027	766,000	786,889
7.30%, 8/15/2031	1,025,000	1,257,675
7.88%, 10/1/2029	807,000	1,001,769
HollyFrontier Corp.:
2.63%, 10/1/2023	723,000	716,385
4.50%, 10/1/2030	752,000	734,170
5.88%, 4/1/2026	1,290,000	1,350,656
Marathon Oil Corp.:
4.40%, 7/15/2027	1,223,000	1,262,564
6.80%, 3/15/2032	892,000	1,069,053
Marathon Petroleum Corp.:
3.63%, 9/15/2024	1,143,000	1,152,258
3.80%, 4/1/2028	1,173,000	1,181,199
4.70%, 5/1/2025	1,463,000	1,522,178
5.13%, 12/15/2026	1,068,000	1,138,082
Newfield Exploration Co. 5.38%, 1/1/2026	667,000	707,400
Ovintiv Exploration, Inc. 5.63%, 7/1/2024	1,003,000	1,054,303
Ovintiv, Inc.:
7.20%, 11/1/2031	625,000	751,050
7.38%, 11/1/2031	377,000	463,276
8.13%, 9/15/2030	742,000	930,698
Phillips 66:
0.90%, 2/15/2024	724,000	700,962
1.30%, 2/15/2026	925,000	864,857
2.15%, 12/15/2030 (a)	990,000	881,625
3.70%, 4/6/2023	1,079,000	1,093,513
3.85%, 4/9/2025	982,000	1,001,601
3.90%, 3/15/2028 (a)	918,000	933,918
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	1,368,000	1,337,535
1.13%, 1/15/2026	912,000	846,409
1.90%, 8/15/2030	1,674,000	1,483,750
2.15%, 1/15/2031	884,000	795,909
Shell International Finance B.V.:
0.38%, 9/15/2023 (a)	969,000	944,310
2.00%, 11/7/2024	957,000	944,473
2.38%, 11/7/2029	1,913,000	1,813,390
2.50%, 9/12/2026 (a)	987,000	972,491
2.75%, 4/6/2030 (a)	2,493,000	2,418,783
2.88%, 5/10/2026	2,101,000	2,105,958
3.25%, 5/11/2025	3,572,000	3,607,863
3.50%, 11/13/2023	2,074,000	2,111,747
3.88%, 11/13/2028	1,548,000	1,615,292
Suncor Energy, Inc.:
2.80%, 5/15/2023	1,292,000	1,294,868
3.10%, 5/15/2025	741,000	737,799
Tosco Corp. 8.13%, 2/15/2030	632,000	828,520

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TotalEnergies Capital International SA:
2.43%, 1/10/2025	$1,439,000	$1,422,653
2.83%, 1/10/2030	1,237,000	1,207,399
3.46%, 2/19/2029	1,487,000	1,510,063
3.70%, 1/15/2024	1,145,000	1,164,580
3.75%, 4/10/2024	1,329,000	1,354,889
TotalEnergies Capital SA:
2.75%, 7/15/2023	1,056,000	1,059,168
3.88%, 10/11/2028	1,225,000	1,267,605
Valero Energy Corp.:
2.15%, 9/15/2027	708,000	662,667
2.80%, 12/1/2031	1,072,000	988,534
2.85%, 4/15/2025	1,050,000	1,037,358
3.40%, 9/15/2026	1,100,000	1,096,172
3.65%, 3/15/2025	19,000	19,080
4.00%, 4/1/2029	1,224,000	1,250,512
4.35%, 6/1/2028	823,000	851,854
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	112,254
		176,220,528
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
1.23%, 12/15/2023	1,049,000	1,024,768
2.06%, 12/15/2026	1,142,000	1,088,200
3.14%, 11/7/2029	667,000	651,759
3.34%, 12/15/2027	1,353,000	1,347,155
4.49%, 5/1/2030 (a)	666,000	711,861
Halliburton Co.:
2.92%, 3/1/2030 (a)	1,190,000	1,151,932
3.50%, 8/1/2023	1,101,000	1,112,153
3.80%, 11/15/2025	651,000	664,977
NOV, Inc. 3.60%, 12/1/2029 (a)	973,000	956,780
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	1,080,000	1,026,713
3.65%, 12/1/2023	2,339,000	2,376,705
		12,113,003
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	866,000	877,942
4.50%, 5/15/2028	709,000	748,527
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,048,000	967,576
2.69%, 5/25/2031	1,009,000	928,300
3.10%, 9/15/2026	403,000	399,059
AptarGroup, Inc. 3.60%, 3/15/2032	1,005,000	977,393
Berry Global, Inc.:
0.95%, 2/15/2024	1,122,000	1,071,948
1.57%, 1/15/2026	1,623,000	1,514,762
Security Description	Principal Amount	Value
1.65%, 1/15/2027	$1,136,000	$1,035,203
Packaging Corp. of America:
3.00%, 12/15/2029 (a)	1,103,000	1,068,421
3.40%, 12/15/2027	1,108,000	1,109,673
3.65%, 9/15/2024	613,000	620,522
Sonoco Products Co.:
1.80%, 2/1/2025	791,000	758,972
2.25%, 2/1/2027	937,000	888,557
2.85%, 2/1/2032	755,000	705,510
3.13%, 5/1/2030	766,000	738,064
WestRock MWV LLC:
7.95%, 2/15/2031	409,000	525,982
8.20%, 1/15/2030	854,000	1,093,376
WRKCo, Inc.:
3.00%, 9/15/2024	702,000	698,553
3.38%, 9/15/2027	939,000	929,394
3.75%, 3/15/2025	1,092,000	1,107,070
3.90%, 6/1/2028 (a)	1,008,000	1,011,951
4.00%, 3/15/2028 (a)	1,017,000	1,038,204
4.65%, 3/15/2026	1,093,000	1,139,671
4.90%, 3/15/2029 (a)	710,000	764,855
		22,719,485
PHARMACEUTICALS — 4.5%
AbbVie, Inc.:
2.60%, 11/21/2024	4,666,000	4,633,618
2.80%, 3/15/2023	665,000	665,891
2.85%, 5/14/2023	1,218,000	1,224,638
2.95%, 11/21/2026	5,287,000	5,244,440
3.20%, 5/14/2026	1,951,000	1,956,268
3.20%, 11/21/2029	9,455,000	9,342,580
3.60%, 5/14/2025	4,637,000	4,706,370
3.75%, 11/14/2023	1,410,000	1,437,833
3.80%, 3/15/2025	4,751,000	4,848,918
3.85%, 6/15/2024	977,000	996,130
4.25%, 11/14/2028	1,829,000	1,924,986
AmerisourceBergen Corp.:
2.70%, 3/15/2031	829,000	767,281
2.80%, 5/15/2030	1,076,000	1,011,946
3.25%, 3/1/2025	940,000	938,891
3.40%, 5/15/2024	712,000	718,273
3.45%, 12/15/2027	716,000	717,360
Astrazeneca Finance LLC:
0.70%, 5/28/2024	2,412,000	2,313,590
1.20%, 5/28/2026	1,481,000	1,379,670
1.75%, 5/28/2028	1,218,000	1,124,945
2.25%, 5/28/2031 (a)	1,104,000	1,027,990
AstraZeneca PLC:
0.30%, 5/26/2023 (a)	1,677,000	1,641,230
0.70%, 4/8/2026 (a)	1,554,000	1,422,267
1.38%, 8/6/2030	1,235,000	1,078,402
3.13%, 6/12/2027 (a)	814,000	819,812
3.38%, 11/16/2025	2,518,000	2,555,795
3.50%, 8/17/2023 (a)	941,000	954,964
4.00%, 1/17/2029	1,414,000	1,490,215

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Becton Dickinson & Co.:
1.96%, 2/11/2031	$1,331,000	$1,177,722
2.82%, 5/20/2030	1,719,000	1,634,975
3.36%, 6/6/2024	604,000	609,370
3.70%, 6/6/2027	2,063,000	2,093,862
3.73%, 12/15/2024	676,000	687,438
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	1,095,000	1,064,822
0.75%, 11/13/2025	1,120,000	1,040,962
1.13%, 11/13/2027	437,000	398,242
1.45%, 11/13/2030 (a)	1,000,000	873,570
2.90%, 7/26/2024	2,994,000	3,015,976
2.95%, 3/15/2032	3,481,000	3,411,589
3.20%, 6/15/2026	2,742,000	2,783,185
3.25%, 11/1/2023	369,000	373,690
3.40%, 7/26/2029	2,908,000	2,958,686
3.45%, 11/15/2027	177,000	180,623
3.63%, 5/15/2024	746,000	759,853
3.88%, 8/15/2025	1,972,000	2,007,244
3.90%, 2/20/2028	2,892,000	3,019,913
7.15%, 6/15/2023	30,000	31,624
Cardinal Health, Inc.:
3.08%, 6/15/2024	1,061,000	1,062,464
3.41%, 6/15/2027	1,535,000	1,542,107
3.50%, 11/15/2024	1,024,000	1,032,294
Cigna Corp.:
0.61%, 3/15/2024	705,000	677,061
1.25%, 3/15/2026 (a)	1,099,000	1,025,389
2.38%, 3/15/2031	1,883,000	1,725,167
2.40%, 3/15/2030	1,734,000	1,605,250
3.00%, 7/15/2023	616,000	619,493
3.05%, 10/15/2027	862,000	854,242
3.25%, 4/15/2025	846,000	849,435
3.40%, 3/1/2027	1,516,000	1,529,068
3.50%, 6/15/2024	705,000	713,185
3.75%, 7/15/2023	1,361,000	1,381,265
4.13%, 11/15/2025	2,312,000	2,384,574
4.38%, 10/15/2028	6,904,000	7,261,903
4.50%, 2/25/2026	1,115,000	1,166,323
CVS Health Corp.:
1.30%, 8/21/2027	2,494,000	2,268,468
1.75%, 8/21/2030	1,258,000	1,102,738
1.88%, 2/28/2031	1,319,000	1,158,372
2.13%, 9/15/2031	866,000	773,139
2.63%, 8/15/2024	1,811,000	1,805,350
2.88%, 6/1/2026	1,591,000	1,578,352
3.00%, 8/15/2026	678,000	673,993
3.25%, 8/15/2029	1,381,000	1,365,906
3.38%, 8/12/2024	1,098,000	1,111,429
3.63%, 4/1/2027	1,103,000	1,120,957
3.75%, 4/1/2030	1,570,000	1,597,208
3.88%, 7/20/2025	3,258,000	3,324,919
4.00%, 12/5/2023	987,000	1,007,076
4.10%, 3/25/2025	821,000	842,896
4.30%, 3/25/2028	7,333,000	7,687,184
Security Description	Principal Amount	Value
6.25%, 6/1/2027	$1,262,000	$1,429,430
Eli Lilly & Co.:
2.75%, 6/1/2025	757,000	754,509
3.10%, 5/15/2027	1,097,000	1,099,677
3.38%, 3/15/2029	657,000	676,421
5.50%, 3/15/2027	785,000	867,778
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	1,396,000	1,359,048
3.00%, 6/1/2024	797,000	803,416
3.38%, 6/1/2029	902,000	919,878
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	1,354,000	1,371,819
3.63%, 5/15/2025	2,593,000	2,648,749
3.88%, 5/15/2028	2,202,000	2,300,826
Johnson & Johnson:
0.55%, 9/1/2025	81,000	75,667
0.95%, 9/1/2027	1,539,000	1,408,508
1.30%, 9/1/2030 (a)	2,016,000	1,796,337
2.45%, 3/1/2026	2,156,000	2,144,724
2.63%, 1/15/2025 (a)	1,231,000	1,237,315
2.90%, 1/15/2028	2,000,000	2,006,660
2.95%, 3/3/2027	1,941,000	1,960,002
3.38%, 12/5/2023	1,155,000	1,176,448
6.95%, 9/1/2029	658,000	842,674
McKesson Corp.:
0.90%, 12/3/2025	855,000	785,300
1.30%, 8/15/2026	1,105,000	1,016,158
3.80%, 3/15/2024 (a)	1,147,000	1,163,299
3.95%, 2/16/2028	605,000	610,953
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	938,000	960,446
Merck & Co., Inc.:
0.75%, 2/24/2026	220,000	205,201
1.45%, 6/24/2030	1,111,000	986,212
1.70%, 6/10/2027	1,597,000	1,512,998
1.90%, 12/10/2028 (a)	1,181,000	1,112,478
2.15%, 12/10/2031	2,235,000	2,070,951
2.75%, 2/10/2025	3,549,000	3,559,931
2.80%, 5/18/2023	1,809,000	1,823,020
2.90%, 3/7/2024	1,343,000	1,356,148
3.40%, 3/7/2029	2,160,000	2,212,142
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	429,000	497,430
Mylan, Inc.:
4.20%, 11/29/2023	733,000	745,571
4.55%, 4/15/2028	2,142,000	2,165,819
Novartis Capital Corp.:
1.75%, 2/14/2025 (a)	959,000	935,994
2.00%, 2/14/2027 (a)	2,174,000	2,094,975
2.20%, 8/14/2030	1,945,000	1,827,191
3.00%, 11/20/2025 (a)	1,776,000	1,786,017
3.10%, 5/17/2027 (a)	1,299,000	1,313,003
3.40%, 5/6/2024 (a)	2,795,000	2,846,680
Pfizer, Inc.:
0.80%, 5/28/2025	1,449,000	1,368,624

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.70%, 5/28/2030	$1,218,000	$1,107,466
1.75%, 8/18/2031	1,094,000	983,900
2.63%, 4/1/2030	1,445,000	1,403,528
2.75%, 6/3/2026 (a)	1,590,000	1,589,746
2.95%, 3/15/2024	1,105,000	1,117,056
3.00%, 6/15/2023	1,195,000	1,207,978
3.00%, 12/15/2026 (a)	2,524,000	2,546,363
3.20%, 9/15/2023	1,082,000	1,097,516
3.40%, 5/15/2024	849,000	865,717
3.45%, 3/15/2029	2,099,000	2,161,109
3.60%, 9/15/2028	1,062,000	1,105,521
Pharmacia LLC 6.60%, 12/1/2028	1,145,000	1,360,832
Sanofi:
3.38%, 6/19/2023 (a)	1,448,000	1,466,086
3.63%, 6/19/2028 (a)	846,000	880,119
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	1,858,000	1,865,079
3.20%, 9/23/2026	4,062,000	4,068,255
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	2,626,000	2,365,658
4.40%, 11/26/2023	1,858,000	1,903,558
5.00%, 11/26/2028	2,097,000	2,277,279
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,497,000	2,481,119
Viatris, Inc.:
1.65%, 6/22/2025	954,000	888,012
2.30%, 6/22/2027	746,000	679,106
2.70%, 6/22/2030	1,644,000	1,450,205
Wyeth LLC 6.45%, 2/1/2024	665,000	711,750
Zoetis, Inc.:
2.00%, 5/15/2030	700,000	628,824
3.00%, 9/12/2027	200,000	198,378
3.90%, 8/20/2028	923,000	948,724
4.50%, 11/13/2025	1,146,000	1,197,902
		240,308,069
PIPELINES — 3.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,977
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	1,038,000	982,602
4.45%, 7/15/2027	1,109,000	1,134,008
4.80%, 5/3/2029	703,000	731,029
4.95%, 12/15/2024	797,000	823,612
5.95%, 6/1/2026	1,084,000	1,170,807
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	2,393,000	2,385,414
5.13%, 6/30/2027	1,608,000	1,714,578
5.88%, 3/31/2025	1,821,000	1,927,310
Security Description	Principal Amount	Value
7.00%, 6/30/2024	$1,448,000	$1,541,367
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	490,000	505,974
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029 (b)	1,122,000	1,080,935
Enbridge Energy Partners L.P. 5.88%, 10/15/2025	1,124,000	1,211,582
Enbridge, Inc.:
0.55%, 10/4/2023	1,022,000	990,461
1.60%, 10/4/2026	737,000	682,285
2.15%, 2/16/2024	705,000	695,560
2.50%, 1/15/2025 (a)	951,000	932,617
2.50%, 2/14/2025	689,000	674,386
3.13%, 11/15/2029	1,078,000	1,049,692
3.50%, 6/10/2024	943,000	952,402
3.70%, 7/15/2027 (a)	901,000	912,145
4.00%, 10/1/2023	1,010,000	1,025,625
4.25%, 12/1/2026	1,133,000	1,170,332
Energy Transfer L.P.:
2.90%, 5/15/2025	1,258,000	1,234,802
3.75%, 5/15/2030	1,499,000	1,477,025
3.90%, 5/15/2024	793,000	798,448
3.90%, 7/15/2026	1,065,000	1,071,827
4.00%, 10/1/2027	732,000	734,525
4.05%, 3/15/2025	973,000	985,415
4.15%, 9/15/2029	932,000	935,402
4.20%, 4/15/2027	1,149,000	1,167,602
4.25%, 4/1/2024	1,017,000	1,032,967
4.40%, 3/15/2027	968,000	987,089
4.50%, 4/15/2024	1,051,000	1,071,715
4.75%, 1/15/2026	1,268,000	1,316,704
4.90%, 2/1/2024	2,759,000	2,823,285
4.95%, 5/15/2028	753,000	782,480
4.95%, 6/15/2028 (a)	1,020,000	1,070,684
5.25%, 4/15/2029	1,803,000	1,932,203
5.50%, 6/1/2027	624,000	668,660
5.88%, 1/15/2024	1,074,000	1,116,176
5.95%, 12/1/2025	1,148,000	1,226,902
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	925,000	939,486
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (a)	1,353,000	1,299,489
3.13%, 7/31/2029	1,475,000	1,449,940
3.70%, 2/15/2026	1,011,000	1,025,235
3.75%, 2/15/2025	1,512,000	1,540,305
3.90%, 2/15/2024	957,000	974,714
3.95%, 2/15/2027	1,091,000	1,118,842
4.15%, 10/16/2028	1,056,000	1,100,489
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	527,000	489,383

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	$376,000	$352,477
Kinder Morgan Energy Partners L.P.:
3.50%, 9/1/2023	698,000	704,352
4.15%, 2/1/2024	1,056,000	1,073,815
4.25%, 9/1/2024	797,000	814,311
4.30%, 5/1/2024	1,166,000	1,190,463
7.40%, 3/15/2031	737,000	910,379
Kinder Morgan, Inc.:
1.75%, 11/15/2026	1,066,000	990,954
2.00%, 2/15/2031 (a)	1,045,000	916,078
4.30%, 3/1/2028	1,310,000	1,358,784
Series GMTN, 7.75%, 1/15/2032	692,000	892,701
Series GMTN, 7.80%, 8/1/2031	2,433,000	3,109,106
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030 (a)	862,000	840,191
5.00%, 3/1/2026	1,073,000	1,132,036
MPLX L.P.:
1.75%, 3/1/2026	1,871,000	1,755,840
2.65%, 8/15/2030	1,195,000	1,097,440
4.00%, 2/15/2025	888,000	899,473
4.00%, 3/15/2028	1,539,000	1,562,839
4.13%, 3/1/2027 (a)	1,373,000	1,406,295
4.25%, 12/1/2027	1,212,000	1,245,257
4.50%, 7/15/2023	1,627,000	1,654,073
4.80%, 2/15/2029	1,044,000	1,113,322
4.88%, 12/1/2024	1,273,000	1,319,312
4.88%, 6/1/2025	1,110,000	1,150,726
Northwest Pipeline LLC 4.00%, 4/1/2027	811,000	830,967
ONEOK Partners L.P.:
4.90%, 3/15/2025	542,000	559,669
5.00%, 9/15/2023	1,086,000	1,112,368
ONEOK, Inc.:
2.20%, 9/15/2025	1,017,000	972,435
2.75%, 9/1/2024	1,041,000	1,028,737
3.10%, 3/15/2030	1,055,000	988,229
3.40%, 9/1/2029	1,030,000	991,705
4.00%, 7/13/2027	115,000	115,720
4.35%, 3/15/2029	1,004,000	1,025,074
4.55%, 7/15/2028	1,098,000	1,131,313
5.85%, 1/15/2026	580,000	623,848
6.35%, 1/15/2031	1,084,000	1,254,990
7.50%, 9/1/2023	974,000	1,024,814
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	384,000	377,898
3.15%, 12/15/2029	933,000	900,849
3.55%, 10/1/2026	941,000	942,694
3.61%, 2/15/2025	1,045,000	1,054,269
3.75%, 3/1/2028	703,000	702,873
Security Description	Principal Amount	Value
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	$1,014,000	$980,325
3.60%, 11/1/2024	1,057,000	1,059,442
3.80%, 9/15/2030	1,031,000	1,009,514
3.85%, 10/15/2023	734,000	740,547
4.50%, 12/15/2026	824,000	846,009
4.65%, 10/15/2025	1,274,000	1,309,697
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,714,000	1,763,535
5.00%, 3/15/2027	1,491,000	1,578,104
5.63%, 4/15/2023	1,142,000	1,169,123
5.63%, 3/1/2025	2,257,000	2,386,439
5.75%, 5/15/2024	2,982,000	3,123,108
5.88%, 6/30/2026	1,833,000	1,983,269
4.50%, 5/15/2030	3,456,000	3,621,681
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	1,077,000	1,075,320
3.50%, 3/15/2025	936,000	942,000
4.75%, 3/15/2024	1,237,000	1,272,663
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.88%, 2/1/2031	1,232,000	1,241,536
5.00%, 1/15/2028	1,275,000	1,293,271
5.50%, 3/1/2030	300,000	311,712
6.50%, 7/15/2027	119,000	125,369
6.88%, 1/15/2029	1,135,000	1,218,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	3,195,000	3,066,593
TC PipeLines L.P.:
3.90%, 5/25/2027	827,000	844,640
4.38%, 3/13/2025	994,000	1,017,876
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	1,129,000	1,300,574
7.00%, 10/15/2028	1,280,000	1,503,616
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	1,593,000	1,514,656
2.50%, 10/12/2031	3,816,000	3,466,378
3.75%, 10/16/2023	829,000	841,095
4.10%, 4/15/2030	1,492,000	1,541,952
4.25%, 5/15/2028	1,115,000	1,159,756
4.88%, 1/15/2026	969,000	1,017,372
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	1,037,000	1,012,102
4.00%, 3/15/2028	909,000	928,371
7.85%, 2/1/2026	1,267,000	1,452,501
Valero Energy Partners L.P. 4.50%, 3/15/2028	1,067,000	1,097,474

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Williams Cos., Inc.:
2.60%, 3/15/2031 (a)	$1,368,000	$1,258,478
3.50%, 11/15/2030	880,000	870,742
3.75%, 6/15/2027	1,538,000	1,557,410
3.90%, 1/15/2025	771,000	781,640
4.00%, 9/15/2025	947,000	960,826
4.30%, 3/4/2024	1,400,000	1,430,170
4.50%, 11/15/2023	919,000	938,630
4.55%, 6/24/2024	1,069,000	1,098,675
8.75%, 3/15/2032	425,000	577,426
Series A, 7.50%, 1/15/2031	611,000	758,666
		160,852,478
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	873,000	788,791
4.88%, 3/1/2026	982,000	1,032,445
Essential Properties L.P. 2.95%, 7/15/2031	1,065,000	935,219
		2,756,455
REAL ESTATE INVESTMENT TRUSTS — 5.4%
Agree L.P.:
2.00%, 6/15/2028	657,000	597,128
2.90%, 10/1/2030	396,000	369,717
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	337,000	319,540
3.38%, 8/15/2031	983,000	968,668
3.45%, 4/30/2025	250,000	251,778
3.80%, 4/15/2026	689,000	701,202
3.95%, 1/15/2027	485,000	499,569
3.95%, 1/15/2028	584,000	596,176
4.30%, 1/15/2026	973,000	1,003,727
4.50%, 7/30/2029	686,000	730,981
4.70%, 7/1/2030	422,000	456,131
4.90%, 12/15/2030	726,000	802,731
American Assets Trust L.P. 3.38%, 2/1/2031	572,000	537,749
American Campus Communities Operating Partnership L.P.:
2.25%, 1/15/2029	776,000	708,131
2.85%, 2/1/2030	775,000	727,446
3.30%, 7/15/2026	697,000	692,679
3.63%, 11/15/2027	668,000	663,504
3.88%, 1/30/2031	803,000	808,990
4.13%, 7/1/2024	522,000	531,433
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	1,098,000	971,313
3.63%, 4/15/2032	1,050,000	1,023,928
4.25%, 2/15/2028	740,000	751,588
4.90%, 2/15/2029	751,000	800,348
American Tower Corp.:
0.60%, 1/15/2024	1,078,000	1,034,460
Security Description	Principal Amount	Value
1.30%, 9/15/2025 (a)	$814,000	$759,324
1.45%, 9/15/2026	1,064,000	973,326
1.50%, 1/31/2028	762,000	673,600
1.60%, 4/15/2026	977,000	906,734
1.88%, 10/15/2030	940,000	801,190
2.10%, 6/15/2030	858,000	748,802
2.30%, 9/15/2031	705,000	615,366
2.40%, 3/15/2025 (a)	1,015,000	988,884
2.70%, 4/15/2031	1,140,000	1,033,490
2.75%, 1/15/2027	916,000	879,415
2.90%, 1/15/2030	1,077,000	1,003,570
2.95%, 1/15/2025	660,000	653,393
3.00%, 6/15/2023	1,109,000	1,113,403
3.13%, 1/15/2027 (a)	756,000	737,841
3.38%, 5/15/2024	1,026,000	1,029,827
3.38%, 10/15/2026	902,000	893,711
3.55%, 7/15/2027	1,098,000	1,090,281
3.60%, 1/15/2028	744,000	736,456
3.65%, 3/15/2027	1,600,000	1,597,440
3.80%, 8/15/2029	1,290,000	1,285,537
3.95%, 3/15/2029	783,000	786,649
4.00%, 6/1/2025	875,000	889,394
4.05%, 3/15/2032	705,000	707,122
4.40%, 2/15/2026	612,000	629,020
5.00%, 2/15/2024	837,000	865,985
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	695,000	633,764
2.05%, 1/15/2032 (a)	643,000	581,420
Series GMTN, 2.95%, 5/11/2026	582,000	577,722
Series GMTN, 3.45%, 6/1/2025	673,000	677,361
Series GMTN, 3.50%, 11/15/2024	884,000	893,476
Series GMTN, 3.50%, 11/15/2025	214,000	215,783
Series GMTN, 4.20%, 12/15/2023	18,000	18,358
Series MTN, 2.30%, 3/1/2030	1,268,000	1,180,254
Series MTN, 2.45%, 1/15/2031 (a)	1,064,000	1,001,894
Series MTN, 2.90%, 10/15/2026	167,000	164,592
Series MTN, 3.30%, 6/1/2029 (a)	1,165,000	1,166,095
Series MTN, 3.35%, 5/15/2027 (a)	420,000	420,176
Boston Properties L.P.:
2.75%, 10/1/2026	1,204,000	1,172,913
2.90%, 3/15/2030	576,000	545,495
3.13%, 9/1/2023	1,244,000	1,251,464
3.20%, 1/15/2025	970,000	969,670
3.25%, 1/30/2031	1,612,000	1,561,851
3.40%, 6/21/2029	769,000	762,210
3.65%, 2/1/2026	1,221,000	1,237,581

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 2/1/2024	$952,000	$965,347
4.50%, 12/1/2028	1,128,000	1,191,134
Brandywine Operating Partnership L.P.:
3.95%, 11/15/2027	595,000	597,172
4.10%, 10/1/2024	651,000	658,493
4.55%, 10/1/2029	1,028,000	1,064,258
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	1,062,000	971,157
2.50%, 8/16/2031	259,000	229,205
3.65%, 6/15/2024	633,000	637,532
3.85%, 2/1/2025	516,000	521,341
3.90%, 3/15/2027	29,000	29,184
4.05%, 7/1/2030	1,088,000	1,091,351
4.13%, 6/15/2026	1,042,000	1,064,278
4.13%, 5/15/2029	883,000	904,307
Broadstone Net Lease LLC 2.60%, 9/15/2031	1,000,000	893,050
Camden Property Trust:
2.80%, 5/15/2030	566,000	544,956
3.15%, 7/1/2029	783,000	775,851
4.10%, 10/15/2028	739,000	770,016
Corporate Office Properties L.P.:
2.00%, 1/15/2029	602,000	531,464
2.25%, 3/15/2026	998,000	952,701
2.75%, 4/15/2031	876,000	788,847
Crown Castle International Corp.:
1.05%, 7/15/2026	1,029,000	931,399
2.10%, 4/1/2031	1,727,000	1,495,979
2.25%, 1/15/2031	1,198,000	1,055,654
2.50%, 7/15/2031	765,000	684,124
2.90%, 3/15/2027	1,390,000	1,343,852
3.10%, 11/15/2029	883,000	838,868
3.15%, 7/15/2023	978,000	984,621
3.20%, 9/1/2024	708,000	709,197
3.30%, 7/1/2030	814,000	779,136
3.65%, 9/1/2027	1,099,000	1,094,901
3.70%, 6/15/2026	1,297,000	1,305,275
3.80%, 2/15/2028	1,178,000	1,176,893
4.00%, 3/1/2027	705,000	716,104
4.30%, 2/15/2029	510,000	525,642
4.45%, 2/15/2026	724,000	746,176
REIT, 1.35%, 7/15/2025 (c)	866,000	809,121
CubeSmart L.P.:
2.00%, 2/15/2031	298,000	259,653
2.25%, 12/15/2028	1,139,000	1,037,458
3.00%, 2/15/2030	131,000	125,519
3.13%, 9/1/2026	1,065,000	1,053,935
4.00%, 11/15/2025	583,000	592,037
4.38%, 2/15/2029	1,093,000	1,146,470
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	263,000	263,000
Security Description	Principal Amount	Value
2.90%, 11/15/2024	$849,000	$853,033
3.45%, 11/15/2029	1,080,000	1,134,108
Digital Realty Trust L.P.:
3.60%, 7/1/2029 (a)	1,357,000	1,347,772
3.70%, 8/15/2027	1,277,000	1,286,667
Duke Realty L.P.:
1.75%, 7/1/2030	18,000	15,694
1.75%, 2/1/2031	268,000	232,755
2.25%, 1/15/2032	838,000	753,354
2.88%, 11/15/2029	696,000	667,039
3.25%, 6/30/2026	998,000	993,110
4.00%, 9/15/2028	1,009,000	1,031,460
EPR Properties:
3.60%, 11/15/2031	855,000	777,289
3.75%, 8/15/2029	1,029,000	970,687
4.50%, 4/1/2025	468,000	472,423
4.50%, 6/1/2027	993,000	983,447
4.75%, 12/15/2026	1,147,000	1,148,663
4.95%, 4/15/2028	532,000	533,543
Equinix, Inc.:
1.00%, 9/15/2025	1,008,000	926,029
1.25%, 7/15/2025	703,000	655,744
1.45%, 5/15/2026	1,058,000	973,318
1.55%, 3/15/2028	896,000	793,336
1.80%, 7/15/2027	844,000	769,475
2.00%, 5/15/2028	1,057,000	952,124
2.15%, 7/15/2030	1,259,000	1,105,503
2.50%, 5/15/2031	984,000	884,262
2.63%, 11/18/2024	1,104,000	1,088,180
2.90%, 11/18/2026	967,000	938,764
3.20%, 11/18/2029 (a)	1,177,000	1,130,803
3.90%, 4/15/2032	1,750,000	1,740,795
ERP Operating L.P.:
1.85%, 8/1/2031	627,000	557,021
2.50%, 2/15/2030 (a)	1,002,000	948,884
2.85%, 11/1/2026	747,000	734,480
3.00%, 7/1/2029	784,000	769,559
3.38%, 6/1/2025	727,000	735,281
3.50%, 3/1/2028 (a)	1,000,000	1,006,400
4.15%, 12/1/2028	818,000	847,677
Essex Portfolio L.P.:
1.65%, 1/15/2031	438,000	375,195
1.70%, 3/1/2028	740,000	670,166
2.55%, 6/15/2031	1,109,000	1,014,513
2.65%, 3/15/2032	29,000	26,516
3.00%, 1/15/2030	989,000	951,754
3.25%, 5/1/2023	682,000	685,144
3.38%, 4/15/2026	806,000	806,733
3.50%, 4/1/2025	500,000	503,445
3.63%, 5/1/2027	367,000	372,483
3.88%, 5/1/2024	4,000	4,056
4.00%, 3/1/2029	1,030,000	1,061,590
Extra Space Storage L.P.:
2.35%, 3/15/2032	232,000	204,329
2.55%, 6/1/2031	614,000	553,724

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 4/1/2029	$250,000	$250,890
Federal Realty Investment Trust:
1.25%, 2/15/2026	696,000	641,942
3.20%, 6/15/2029	480,000	469,834
3.25%, 7/15/2027	717,000	704,395
3.50%, 6/1/2030 (a)	1,038,000	1,022,835
3.95%, 1/15/2024	963,000	975,471
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	1,045,000	947,366
3.35%, 9/1/2024	741,000	734,487
4.00%, 1/15/2030	1,024,000	998,083
4.00%, 1/15/2031	715,000	693,865
5.25%, 6/1/2025	1,025,000	1,055,668
5.30%, 1/15/2029	1,026,000	1,078,726
5.38%, 11/1/2023	675,000	693,029
5.38%, 4/15/2026	801,000	836,276
5.75%, 6/1/2028	1,127,000	1,213,385
Healthcare Realty Trust, Inc.:
2.05%, 3/15/2031 (a)	1,080,000	945,076
2.40%, 3/15/2030	71,000	64,479
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031 (a)	1,086,000	940,693
3.10%, 2/15/2030	1,102,000	1,048,806
3.50%, 8/1/2026	1,099,000	1,098,429
3.75%, 7/1/2027	990,000	1,002,444
Healthpeak Properties, Inc.:
1.35%, 2/1/2027 (a)	1,032,000	944,569
2.13%, 12/1/2028	696,000	642,025
2.88%, 1/15/2031	267,000	253,116
3.00%, 1/15/2030	707,000	679,533
3.25%, 7/15/2026	842,000	841,049
3.40%, 2/1/2025	169,000	169,843
3.50%, 7/15/2029	681,000	680,333
4.00%, 6/1/2025	1,071,000	1,085,748
Highwoods Realty L.P.:
2.60%, 2/1/2031	993,000	899,638
3.05%, 2/15/2030	416,000	393,811
3.88%, 3/1/2027	512,000	516,132
4.13%, 3/15/2028	512,000	519,844
4.20%, 4/15/2029	1,133,000	1,154,493
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	819,000	825,945
Series E, 4.00%, 6/15/2025	1,252,000	1,265,021
Series F, 4.50%, 2/1/2026	421,000	430,350
Series H, 3.38%, 12/15/2029	932,000	888,811
Series I, 3.50%, 9/15/2030	1,088,000	1,036,396
Series J, 2.90%, 12/15/2031	960,000	859,622
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	979,000	936,746
Security Description	Principal Amount	Value
3.95%, 11/1/2027	$840,000	$845,494
4.65%, 4/1/2029	982,000	1,027,368
Invitation Homes Operating Partnership L.P.:
2.00%, 8/15/2031	733,000	626,920
2.30%, 11/15/2028	950,000	863,464
4.15%, 4/15/2032	835,000	853,203
Kilroy Realty L.P.:
3.05%, 2/15/2030	1,123,000	1,053,599
3.45%, 12/15/2024	820,000	822,517
4.25%, 8/15/2029	694,000	712,613
4.38%, 10/1/2025	170,000	174,318
4.75%, 12/15/2028	961,000	1,012,644
Kimco Realty Corp.:
2.70%, 3/1/2024	1,048,000	1,038,914
2.70%, 10/1/2030 (a)	1,139,000	1,066,924
2.80%, 10/1/2026	63,000	61,307
3.13%, 6/1/2023	492,000	494,165
3.30%, 2/1/2025	772,000	770,294
3.80%, 4/1/2027	931,000	941,706
Kite Realty Group L.P. 4.00%, 10/1/2026	730,000	729,971
Kite Realty Group Trust:
4.00%, 3/15/2025	5,000	5,028
4.75%, 9/15/2030	177,000	183,284
Life Storage L.P.:
2.20%, 10/15/2030	765,000	676,008
2.40%, 10/15/2031	818,000	722,261
3.50%, 7/1/2026 (a)	684,000	688,378
3.88%, 12/15/2027	750,000	759,112
4.00%, 6/15/2029	959,000	970,403
LXP Industrial Trust:
2.38%, 10/1/2031	600,000	532,938
2.70%, 9/15/2030	610,000	562,957
Mid-America Apartments L.P.:
1.10%, 9/15/2026	409,000	372,660
1.70%, 2/15/2031	957,000	828,102
2.75%, 3/15/2030	513,000	487,545
3.60%, 6/1/2027	981,000	987,563
3.75%, 6/15/2024	992,000	1,005,452
3.95%, 3/15/2029	490,000	504,337
4.00%, 11/15/2025	734,000	748,893
4.20%, 6/15/2028	340,000	351,696
National Health Investors, Inc. 3.00%, 2/1/2031	879,000	765,635
National Retail Properties, Inc.:
2.50%, 4/15/2030	12,000	11,045
3.50%, 10/15/2027	380,000	377,484
3.60%, 12/15/2026	729,000	734,475
3.90%, 6/15/2024	397,000	403,253
4.00%, 11/15/2025	742,000	759,281
Office Properties Income Trust:
2.40%, 2/1/2027	1,290,000	1,149,390
2.65%, 6/15/2026	1,078,000	989,658

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 10/15/2031	$1,095,000	$943,616
4.25%, 5/15/2024	612,000	613,842
4.50%, 2/1/2025	712,000	710,419
Omega Healthcare Investors, Inc.:
3.38%, 2/1/2031	827,000	756,903
3.63%, 10/1/2029	599,000	565,672
4.38%, 8/1/2023	533,000	541,293
4.50%, 1/15/2025	726,000	737,689
4.50%, 4/1/2027	379,000	386,739
4.75%, 1/15/2028	1,112,000	1,127,390
4.95%, 4/1/2024	992,000	1,014,102
5.25%, 1/15/2026	902,000	935,040
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	1,059,000	934,991
Physicians Realty L.P.:
2.63%, 11/1/2031	862,000	777,472
3.95%, 1/15/2028	935,000	945,201
4.30%, 3/15/2027	555,000	569,513
Piedmont Operating Partnership L.P.:
3.15%, 8/15/2030	803,000	752,395
3.40%, 6/1/2023	929,000	930,505
4.45%, 3/15/2024	370,000	376,556
Prologis L.P.:
1.25%, 10/15/2030 (a)	476,000	405,395
1.63%, 3/15/2031 (a)	970,000	845,209
2.13%, 4/15/2027 (a)	528,000	500,623
3.25%, 10/1/2026	710,000	715,041
3.88%, 9/15/2028	845,000	868,508
4.38%, 2/1/2029	1,026,000	1,092,095
Public Storage:
0.88%, 2/15/2026	922,000	852,011
1.50%, 11/9/2026 (a)	801,000	751,763
1.85%, 5/1/2028 (a)	611,000	564,497
1.95%, 11/9/2028	985,000	909,776
2.25%, 11/9/2031 (a)	870,000	795,850
2.30%, 5/1/2031	553,000	510,994
3.09%, 9/15/2027	989,000	988,812
3.39%, 5/1/2029	667,000	675,724
Rayonier L.P. 2.75%, 5/17/2031	1,010,000	924,645
Realty Income Corp.:
0.75%, 3/15/2026	927,000	836,738
2.20%, 6/15/2028	778,000	722,365
3.00%, 1/15/2027	443,000	436,873
3.10%, 12/15/2029	670,000	653,505
3.25%, 6/15/2029	773,000	767,396
3.25%, 1/15/2031	1,087,000	1,068,988
3.40%, 1/15/2028	917,000	915,267
3.65%, 1/15/2028	239,000	242,728
3.88%, 7/15/2024	390,000	396,295
3.88%, 4/15/2025	921,000	937,523
3.95%, 8/15/2027	876,000	900,896
4.13%, 10/15/2026 (a)	919,000	948,849
Security Description	Principal Amount	Value
4.63%, 11/1/2025	$1,039,000	$1,086,752
4.88%, 6/1/2026	1,223,000	1,290,387
Regency Centers L.P.:
2.95%, 9/15/2029	642,000	612,397
3.60%, 2/1/2027	858,000	868,596
3.70%, 6/15/2030	826,000	826,380
4.13%, 3/15/2028	663,000	685,641
Rexford Industrial Realty L.P.:
2.13%, 12/1/2030	1,058,000	924,755
2.15%, 9/1/2031	428,000	370,190
Sabra Health Care L.P.:
3.20%, 12/1/2031	563,000	503,057
3.90%, 10/15/2029	541,000	521,124
5.13%, 8/15/2026	970,000	992,659
Safehold Operating Partnership L.P.:
2.80%, 6/15/2031	97,000	85,705
2.85%, 1/15/2032 (a)	827,000	729,422
Simon Property Group L.P.:
1.38%, 1/15/2027 (a)	653,000	601,694
1.75%, 2/1/2028	1,134,000	1,033,187
2.20%, 2/1/2031 (a)	1,144,000	1,031,499
2.25%, 1/15/2032	1,034,000	924,479
2.45%, 9/13/2029	1,522,000	1,419,935
2.65%, 7/15/2030 (a)	813,000	766,626
2.65%, 2/1/2032 (a)	1,093,000	1,010,708
2.75%, 6/1/2023	1,084,000	1,086,005
3.25%, 11/30/2026	1,010,000	1,011,424
3.30%, 1/15/2026	859,000	864,833
3.38%, 10/1/2024	661,000	668,436
3.38%, 6/15/2027	577,000	578,004
3.38%, 12/1/2027	847,000	842,926
3.50%, 9/1/2025	1,902,000	1,919,860
3.75%, 2/1/2024	1,017,000	1,033,892
REIT, 2.00%, 9/13/2024 (c)	823,000	808,466
SITE Centers Corp.:
3.63%, 2/1/2025	705,000	705,613
4.25%, 2/1/2026	565,000	571,712
4.70%, 6/1/2027	948,000	981,749
Spirit Realty L.P.:
2.10%, 3/15/2028	751,000	681,645
2.70%, 2/15/2032	10,000	9,021
3.20%, 2/15/2031	337,000	320,554
3.40%, 1/15/2030	778,000	750,101
4.00%, 7/15/2029	1,097,000	1,109,122
4.45%, 9/15/2026	657,000	677,150
STORE Capital Corp.:
2.70%, 12/1/2031	1,014,000	898,587
2.75%, 11/18/2030	1,014,000	920,357
4.50%, 3/15/2028	527,000	542,720
4.63%, 3/15/2029	1,084,000	1,125,918
Sun Communities Operating L.P.:
2.30%, 11/1/2028 (a)	1,085,000	985,375
2.70%, 7/15/2031	723,000	652,305

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Tanger Properties L.P.:
2.75%, 9/1/2031	$380,000	$330,330
3.13%, 9/1/2026	486,000	470,613
3.88%, 7/15/2027 (a)	725,000	722,752
UDR, Inc.:
3.00%, 8/15/2031	403,000	382,874
Series GMTN, 3.50%, 1/15/2028	210,000	209,416
Series MTN, 2.95%, 9/1/2026	379,000	371,682
Series MTN, 3.20%, 1/15/2030	1,112,000	1,081,298
Series MTN, 3.50%, 7/1/2027	1,031,000	1,035,660
Series MTN, 4.40%, 1/26/2029	174,000	182,188
Ventas Realty L.P.:
2.65%, 1/15/2025	1,098,000	1,077,994
3.00%, 1/15/2030	855,000	817,996
3.25%, 10/15/2026	1,252,000	1,241,859
3.50%, 4/15/2024	917,000	919,879
3.50%, 2/1/2025	712,000	713,040
3.75%, 5/1/2024	73,000	73,873
3.85%, 4/1/2027	992,000	1,012,792
4.00%, 3/1/2028	923,000	939,512
4.13%, 1/15/2026	1,085,000	1,109,792
4.40%, 1/15/2029	984,000	1,032,846
4.75%, 11/15/2030	841,000	901,392
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	18,000	17,055
3.40%, 1/15/2028	81,000	79,393
3.95%, 8/15/2027 (a)	250,000	252,228
4.63%, 11/1/2025	66,000	67,903
Vornado Realty L.P.:
2.15%, 6/1/2026	361,000	338,077
3.40%, 6/1/2031	817,000	765,259
3.50%, 1/15/2025	1,038,000	1,034,139
Welltower, Inc.:
2.05%, 1/15/2029	729,000	662,923
2.70%, 2/15/2027 (a)	867,000	847,978
2.75%, 1/15/2031	1,839,000	1,723,217
2.80%, 6/1/2031	596,000	555,955
3.10%, 1/15/2030	1,104,000	1,065,338
3.85%, 6/15/2032	820,000	827,257
4.00%, 6/1/2025	1,072,000	1,089,838
4.13%, 3/15/2029	1,052,000	1,087,274
4.25%, 4/1/2026	786,000	808,204
4.50%, 1/15/2024	1,076,000	1,099,199
REIT, 3.63%, 3/15/2024 (c)	1,228,000	1,241,324
Weyerhaeuser Co.:
4.00%, 11/15/2029	1,244,000	1,279,330
4.00%, 4/15/2030	895,000	922,163
6.95%, 10/1/2027 (a)	937,000	1,089,197
7.38%, 3/15/2032	121,000	154,598
Security Description	Principal Amount	Value
WP Carey, Inc.:
2.40%, 2/1/2031	$693,000	$624,608
3.85%, 7/15/2029	631,000	638,263
4.00%, 2/1/2025	1,104,000	1,128,266
4.25%, 10/1/2026	397,000	410,049
4.60%, 4/1/2024	952,000	977,133
		293,229,832
RETAIL — 2.7%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	1,125,000	1,014,570
3.50%, 3/15/2032	750,000	721,275
3.90%, 4/15/2030	647,000	646,418
AutoNation, Inc.:
1.95%, 8/1/2028 (a)	1,133,000	1,016,596
2.40%, 8/1/2031	815,000	710,264
3.50%, 11/15/2024	1,111,000	1,112,833
3.80%, 11/15/2027 (a)	718,000	718,804
3.85%, 3/1/2032	1,000,000	967,450
4.50%, 10/1/2025	16,000	16,416
4.75%, 6/1/2030	970,000	1,012,195
AutoZone, Inc.:
1.65%, 1/15/2031	297,000	253,466
3.13%, 7/15/2023	169,000	170,229
3.13%, 4/18/2024	529,000	530,529
3.13%, 4/21/2026 (a)	900,000	894,285
3.25%, 4/15/2025	1,083,000	1,081,798
3.63%, 4/15/2025	815,000	825,424
3.75%, 6/1/2027	874,000	896,051
3.75%, 4/18/2029	958,000	967,523
4.00%, 4/15/2030	671,000	688,480
Best Buy Co., Inc.:
1.95%, 10/1/2030	1,071,000	940,060
4.45%, 10/1/2028	819,000	859,672
Costco Wholesale Corp.:
1.38%, 6/20/2027 (a)	1,955,000	1,818,482
1.60%, 4/20/2030	1,861,000	1,668,684
2.75%, 5/18/2024 (a)	1,032,000	1,039,833
3.00%, 5/18/2027	1,038,000	1,044,591
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	954,000	969,130
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	1,084,000	993,497
Dollar General Corp.:
3.25%, 4/15/2023	1,029,000	1,036,501
3.50%, 4/3/2030	1,527,000	1,521,274
3.88%, 4/15/2027	900,000	926,748
4.13%, 5/1/2028	807,000	834,430
4.15%, 11/1/2025	332,000	343,564
Dollar Tree, Inc.:
2.65%, 12/1/2031	1,110,000	1,014,751
4.00%, 5/15/2025	1,332,000	1,364,381
4.20%, 5/15/2028 (a)	1,371,000	1,422,358
Genuine Parts Co.:
1.75%, 2/1/2025	1,699,000	1,624,482
1.88%, 11/1/2030	911,000	789,281

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 2/1/2032	$928,000	$851,904
Home Depot, Inc.:
0.90%, 3/15/2028	273,000	241,924
1.38%, 3/15/2031 (a)	1,645,000	1,418,286
1.50%, 9/15/2028 (a)	1,035,000	943,371
1.88%, 9/15/2031 (a)	1,138,000	1,016,655
2.13%, 9/15/2026 (a)	1,130,000	1,097,366
2.50%, 4/15/2027 (a)	943,000	925,866
2.70%, 4/1/2023	1,110,000	1,117,093
2.70%, 4/15/2025	535,000	533,951
2.70%, 4/15/2030	1,670,000	1,617,696
2.80%, 9/14/2027 (a)	1,357,000	1,348,668
2.88%, 4/15/2027	650,000	647,367
2.95%, 6/15/2029	3,820,000	3,784,054
3.00%, 4/1/2026	519,000	523,380
3.25%, 4/15/2032	1,135,000	1,135,113
3.35%, 9/15/2025 (a)	1,089,000	1,108,112
3.75%, 2/15/2024	1,078,000	1,101,587
3.90%, 12/6/2028	1,294,000	1,355,788
Kohl's Corp.:
3.25%, 2/1/2023	50,000	50,089
3.38%, 5/1/2031 (a)	840,000	805,904
4.25%, 7/17/2025 (a)	733,000	742,991
Lowe's Cos., Inc.:
1.30%, 4/15/2028	521,000	464,696
1.70%, 9/15/2028	1,015,000	919,712
1.70%, 10/15/2030 (a)	1,435,000	1,253,602
2.50%, 4/15/2026	1,194,000	1,165,057
2.63%, 4/1/2031 (a)	1,603,000	1,500,616
3.10%, 5/3/2027 (a)	1,840,000	1,839,871
3.13%, 9/15/2024	605,000	607,245
3.35%, 4/1/2027	895,000	901,256
3.38%, 9/15/2025 (a)	1,118,000	1,129,258
3.65%, 4/5/2029	1,326,000	1,346,089
3.75%, 4/1/2032	2,000,000	2,023,060
3.88%, 9/15/2023	1,081,000	1,099,301
4.00%, 4/15/2025	1,024,000	1,052,897
4.50%, 4/15/2030	880,000	940,720
6.50%, 3/15/2029	1,006,000	1,184,434
McDonald's Corp.:
Class MTN, 3.30%, 7/1/2025	1,128,000	1,140,261
Class MTN, 3.50%, 7/1/2027	1,323,000	1,346,391
Series MTN, 1.45%, 9/1/2025	554,000	529,535
Series MTN, 2.13%, 3/1/2030	1,267,000	1,160,053
Series MTN, 2.63%, 9/1/2029 (a)	1,265,000	1,207,430
Series MTN, 3.25%, 6/10/2024	1,191,000	1,206,149
Series MTN, 3.38%, 5/26/2025 (a)	1,473,000	1,496,995
Series MTN, 3.50%, 3/1/2027	1,507,000	1,535,362
Security Description	Principal Amount	Value
Series MTN, 3.60%, 7/1/2030	$100,000	$101,743
Series MTN, 3.70%, 1/30/2026	2,726,000	2,793,932
Series MTN, 3.80%, 4/1/2028	834,000	860,254
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	85,000	73,011
3.55%, 3/15/2026	568,000	573,794
3.60%, 9/1/2027	1,156,000	1,170,450
3.85%, 6/15/2023	500,000	506,530
3.90%, 6/1/2029	948,000	963,433
4.20%, 4/1/2030	591,000	612,501
4.35%, 6/1/2028	1,118,000	1,162,474
Ross Stores, Inc.:
0.88%, 4/15/2026 (a)	1,091,000	996,159
1.88%, 4/15/2031 (a)	402,000	349,997
4.60%, 4/15/2025	991,000	1,030,581
Starbucks Corp.:
2.00%, 3/12/2027	976,000	924,340
2.25%, 3/12/2030	1,002,000	917,091
2.45%, 6/15/2026	653,000	637,609
2.55%, 11/15/2030	1,262,000	1,174,329
3.00%, 2/14/2032 (a)	1,177,000	1,124,812
3.50%, 3/1/2028	376,000	379,185
3.55%, 8/15/2029	1,025,000	1,032,206
3.80%, 8/15/2025	1,415,000	1,451,040
3.85%, 10/1/2023	921,000	937,035
4.00%, 11/15/2028 (a)	664,000	686,476
Target Corp.:
1.95%, 1/15/2027 (a)	1,514,000	1,464,462
2.25%, 4/15/2025	2,361,000	2,327,899
2.35%, 2/15/2030	1,563,000	1,490,289
2.50%, 4/15/2026 (a)	375,000	372,630
2.65%, 9/15/2030	685,000	665,162
3.38%, 4/15/2029 (a)	929,000	959,360
3.50%, 7/1/2024	1,081,000	1,104,782
TJX Cos., Inc.:
1.15%, 5/15/2028	11,000	9,789
1.60%, 5/15/2031 (a)	702,000	613,892
2.25%, 9/15/2026 (a)	1,058,000	1,029,064
2.50%, 5/15/2023	894,000	895,815
3.88%, 4/15/2030	887,000	924,689
Tractor Supply Co. 1.75%, 11/1/2030	1,104,000	948,899
Walgreens Boots Alliance, Inc.:
0.95%, 11/17/2023	1,013,000	987,239
3.20%, 4/15/2030 (a)	893,000	871,282
3.45%, 6/1/2026	2,208,000	2,221,071
3.80%, 11/18/2024	908,000	923,817
Walmart, Inc.:
1.05%, 9/17/2026 (a)	1,473,000	1,373,764
1.50%, 9/22/2028 (a)	1,449,000	1,331,530
1.80%, 9/22/2031 (a)	2,251,000	2,048,973
2.38%, 9/24/2029	506,000	489,950

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 12/15/2024	$1,053,000	$1,060,961
2.85%, 7/8/2024	1,863,000	1,883,828
3.05%, 7/8/2026 (a)	1,083,000	1,098,205
3.25%, 7/8/2029	1,171,000	1,206,341
3.30%, 4/22/2024	2,706,000	2,752,110
3.40%, 6/26/2023	4,058,000	4,126,986
3.55%, 6/26/2025 (a)	1,027,000	1,056,393
3.70%, 6/26/2028 (a)	3,561,000	3,722,206
5.88%, 4/5/2027	5,000	5,659
7.55%, 2/15/2030	966,000	1,279,882
		145,579,391
SEMICONDUCTORS — 2.2%
Advanced Micro Devices, Inc.:
2.38%, 6/1/2030	938,000	871,515
2.95%, 6/1/2024	711,000	712,344
Altera Corp. 4.10%, 11/15/2023	640,000	655,501
Analog Devices, Inc.:
1.70%, 10/1/2028	892,000	819,570
2.10%, 10/1/2031 (a)	1,195,000	1,100,523
2.95%, 4/1/2025	715,000	716,973
3.50%, 12/5/2026	756,000	774,121
Applied Materials, Inc.:
1.75%, 6/1/2030	1,211,000	1,098,631
3.30%, 4/1/2027	1,083,000	1,098,823
3.90%, 10/1/2025 (a)	1,048,000	1,078,664
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.13%, 1/15/2025 (a)	885,000	881,425
3.50%, 1/15/2028	1,149,000	1,129,547
3.63%, 1/15/2024	941,000	952,320
3.88%, 1/15/2027	3,464,000	3,487,347
Broadcom, Inc.:
1.95%, 2/15/2028 (b)	1,725,000	1,553,052
2.45%, 2/15/2031 (b)	9,005,000	8,006,706
3.15%, 11/15/2025	964,000	957,541
3.46%, 9/15/2026	1,147,000	1,143,490
3.63%, 10/15/2024	582,000	589,589
4.00%, 4/15/2029 (b)	1,125,000	1,124,449
4.11%, 9/15/2028	1,890,000	1,917,518
4.15%, 11/15/2030	3,735,000	3,783,667
4.15%, 4/15/2032 (b)	900,000	898,029
4.25%, 4/15/2026	371,000	380,943
4.70%, 4/15/2025	1,227,000	1,272,203
4.75%, 4/15/2029	2,437,000	2,557,753
5.00%, 4/15/2030	1,028,000	1,096,167
Intel Corp.:
1.60%, 8/12/2028	1,248,000	1,141,471
2.00%, 8/12/2031 (a)	818,000	742,629
2.45%, 11/15/2029	4,270,000	4,074,647
2.60%, 5/19/2026	996,000	987,982
2.88%, 5/11/2024	1,426,000	1,437,351
3.15%, 5/11/2027 (a)	965,000	973,714
3.40%, 3/25/2025 (a)	1,682,000	1,707,163
3.70%, 7/29/2025	2,788,000	2,855,470
Security Description	Principal Amount	Value
3.75%, 3/25/2027	$1,006,000	$1,041,814
3.90%, 3/25/2030 (a)	1,977,000	2,078,499
KLA Corp.:
4.10%, 3/15/2029	760,000	797,521
4.65%, 11/1/2024	1,426,000	1,477,963
Lam Research Corp.:
1.90%, 6/15/2030 (a)	709,000	643,035
3.75%, 3/15/2026 (a)	743,000	764,227
3.80%, 3/15/2025	925,000	946,691
4.00%, 3/15/2029	1,261,000	1,322,070
Marvell Technology Group, Ltd. 4.88%, 6/22/2028	5,000	5,151
Marvell Technology, Inc.:
1.65%, 4/15/2026	645,000	599,979
2.45%, 4/15/2028	1,134,000	1,045,866
2.95%, 4/15/2031	674,000	621,839
4.20%, 6/22/2023	729,000	740,941
4.88%, 6/22/2028	852,000	893,850
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	1,053,000	1,050,146
Microchip Technology, Inc.:
0.97%, 2/15/2024	1,680,000	1,611,826
2.67%, 9/1/2023	1,430,000	1,425,910
4.25%, 9/1/2025	721,000	730,323
4.33%, 6/1/2023	1,920,000	1,952,026
Micron Technology, Inc.:
2.70%, 4/15/2032	1,018,000	923,835
4.19%, 2/15/2027	809,000	829,913
4.66%, 2/15/2030	1,109,000	1,166,701
4.98%, 2/6/2026	965,000	1,011,166
5.33%, 2/6/2029	339,000	368,500
NVIDIA Corp.:
0.31%, 6/15/2023	1,303,000	1,276,549
0.58%, 6/14/2024	1,256,000	1,205,747
1.55%, 6/15/2028 (a)	1,397,000	1,283,354
2.00%, 6/15/2031 (a)	1,282,000	1,172,043
2.85%, 4/1/2030	3,164,000	3,114,325
3.20%, 9/16/2026	1,156,000	1,175,386
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (b)	1,095,000	1,126,054
5.35%, 3/1/2026 (b)	919,000	971,548
5.55%, 12/1/2028 (b)	1,039,000	1,138,100
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (b)	1,100,000	993,135
2.65%, 2/15/2032 (b)	988,000	891,206
2.70%, 5/1/2025 (b)	1,072,000	1,041,427
3.15%, 5/1/2027 (b)	990,000	959,825
3.40%, 5/1/2030 (b)	1,097,000	1,067,557
3.88%, 6/18/2026 (b)	1,146,000	1,150,882
4.30%, 6/18/2029 (b)	1,259,000	1,301,428
Qorvo, Inc.:
1.75%, 12/15/2024 (b)	754,000	718,999

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 10/15/2029	$1,136,000	$1,137,840
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	731,000	660,678
2.15%, 5/20/2030	1,272,000	1,183,520
2.90%, 5/20/2024	1,060,000	1,067,971
3.25%, 5/20/2027	2,362,000	2,395,800
3.45%, 5/20/2025	1,837,000	1,865,033
Skyworks Solutions, Inc.:
0.90%, 6/1/2023	773,000	755,901
1.80%, 6/1/2026	998,000	929,647
3.00%, 6/1/2031	1,036,000	923,501
Texas Instruments, Inc.:
1.13%, 9/15/2026 (a)	873,000	816,176
1.38%, 3/12/2025	724,000	697,017
1.75%, 5/4/2030	919,000	838,780
1.90%, 9/15/2031 (a)	1,104,000	1,003,735
2.25%, 5/1/2023	528,000	528,285
2.25%, 9/4/2029	794,000	756,920
2.63%, 5/15/2024	938,000	940,880
2.90%, 11/3/2027	437,000	437,717
TSMC Arizona Corp.:
1.75%, 10/25/2026	1,805,000	1,691,971
2.50%, 10/25/2031 (a)	1,317,000	1,216,065
		119,063,632
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028 (b)	1,107,000	1,000,595
3.48%, 12/1/2027	718,000	709,485
3.84%, 5/1/2025	977,000	987,659
Series WI, 4.20%, 5/1/2030	1,036,000	1,072,933
		3,770,672
SOFTWARE — 2.6%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	806,000	699,326
3.40%, 9/15/2026	942,000	958,617
3.40%, 6/15/2027	1,081,000	1,098,015
Adobe, Inc.:
1.90%, 2/1/2025	703,000	687,049
2.15%, 2/1/2027	1,346,000	1,307,410
2.30%, 2/1/2030	1,182,000	1,117,025
3.25%, 2/1/2025 (a)	1,118,000	1,133,272
Autodesk, Inc.:
2.40%, 12/15/2031	1,233,000	1,107,468
2.85%, 1/15/2030	932,000	878,401
3.50%, 6/15/2027	791,000	795,303
4.38%, 6/15/2025	789,000	811,289
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,082,000	980,021
2.90%, 12/1/2029	884,000	837,157
3.40%, 6/27/2026	885,000	891,345
Security Description	Principal Amount	Value
Cadence Design Systems, Inc. 4.38%, 10/15/2024	$371,000	$380,817
Citrix Systems, Inc.:
1.25%, 3/1/2026	546,000	529,822
3.30%, 3/1/2030	1,023,000	1,013,333
4.50%, 12/1/2027	782,000	802,113
Electronic Arts, Inc.:
1.85%, 2/15/2031	540,000	475,389
4.80%, 3/1/2026	642,000	678,183
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	780,000	746,694
1.15%, 3/1/2026	1,344,000	1,235,028
1.65%, 3/1/2028	857,000	767,786
2.25%, 3/1/2031	1,400,000	1,237,600
3.75%, 5/21/2029	767,000	767,322
Fiserv, Inc.:
2.25%, 6/1/2027	1,020,000	965,491
2.65%, 6/1/2030 (a)	1,096,000	1,012,046
2.75%, 7/1/2024	2,810,000	2,794,404
3.20%, 7/1/2026	2,408,000	2,401,330
3.50%, 7/1/2029	3,354,000	3,300,571
3.80%, 10/1/2023	1,680,000	1,707,334
3.85%, 6/1/2025	1,068,000	1,085,739
4.20%, 10/1/2028	1,143,000	1,178,022
Intuit, Inc.:
0.65%, 7/15/2023	963,000	942,430
0.95%, 7/15/2025	206,000	193,475
1.35%, 7/15/2027	785,000	716,156
1.65%, 7/15/2030	670,000	590,913
Microsoft Corp.:
2.00%, 8/8/2023	1,815,000	1,819,755
2.38%, 5/1/2023	2,370,000	2,376,257
2.40%, 8/8/2026	6,308,000	6,256,211
2.70%, 2/12/2025 (a)	1,727,000	1,736,930
2.88%, 2/6/2024	2,602,000	2,635,488
3.13%, 11/3/2025	3,740,000	3,798,868
3.30%, 2/6/2027	4,246,000	4,356,523
3.63%, 12/15/2023 (a)	1,712,000	1,755,485
Oracle Corp.:
1.65%, 3/25/2026	3,384,000	3,150,166
2.30%, 3/25/2028	3,087,000	2,826,673
2.40%, 9/15/2023	2,864,000	2,852,630
2.50%, 4/1/2025	3,999,000	3,905,223
2.65%, 7/15/2026 (a)	3,472,000	3,337,946
2.80%, 4/1/2027	2,663,000	2,551,820
2.88%, 3/25/2031	4,024,000	3,672,141
2.95%, 11/15/2024	7,389,000	7,349,691
2.95%, 5/15/2025	3,067,000	3,026,332
2.95%, 4/1/2030	3,538,000	3,274,384
3.25%, 11/15/2027	3,104,000	3,020,627
3.25%, 5/15/2030	997,000	941,766
3.40%, 7/8/2024	2,378,000	2,396,215
3.63%, 7/15/2023	1,095,000	1,109,728

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Roper Technologies, Inc.:
1.40%, 9/15/2027 (a)	$979,000	$887,601
1.75%, 2/15/2031	1,019,000	881,119
2.00%, 6/30/2030	1,031,000	918,343
2.35%, 9/15/2024 (a)	648,000	638,669
2.95%, 9/15/2029	1,017,000	980,713
3.65%, 9/15/2023	1,399,000	1,418,894
3.80%, 12/15/2026	562,000	575,752
3.85%, 12/15/2025	702,000	714,987
4.20%, 9/15/2028	1,095,000	1,137,333
salesforce.com, Inc.:
0.63%, 7/15/2024	1,048,000	1,004,403
1.50%, 7/15/2028 (a)	1,234,000	1,133,861
1.95%, 7/15/2031 (a)	1,683,000	1,537,303
3.25%, 4/11/2023	1,214,000	1,228,884
3.70%, 4/11/2028 (a)	1,820,000	1,882,390
ServiceNow, Inc. 1.40%, 9/1/2030	1,902,000	1,616,339
VMware, Inc.:
0.60%, 8/15/2023	1,621,000	1,575,936
1.00%, 8/15/2024	1,243,000	1,184,877
1.40%, 8/15/2026	1,752,000	1,610,508
1.80%, 8/15/2028	1,088,000	969,626
2.20%, 8/15/2031	274,000	240,994
3.90%, 8/21/2027	1,600,000	1,623,216
4.50%, 5/15/2025	1,348,000	1,389,168
4.65%, 5/15/2027	1,269,000	1,331,244
4.70%, 5/15/2030	1,238,000	1,308,479
Workday, Inc.:
3.50%, 4/1/2027	955,000	956,948
3.70%, 4/1/2029	1,235,000	1,237,001
3.80%, 4/1/2032	890,000	889,217
		137,848,360
TELECOMMUNICATIONS — 3.2%
America Movil SAB de CV:
2.88%, 5/7/2030	1,360,000	1,299,398
3.63%, 4/22/2029	1,091,000	1,099,564
AT&T, Inc.:
0.90%, 3/25/2024	3,403,000	3,297,983
1.65%, 2/1/2028	2,748,000	2,502,988
1.70%, 3/25/2026	3,149,000	2,987,393
2.25%, 2/1/2032	1,918,000	1,699,828
2.30%, 6/1/2027 (a)	2,916,000	2,782,885
2.75%, 6/1/2031	3,731,000	3,494,865
2.95%, 7/15/2026	1,144,000	1,135,031
3.40%, 5/15/2025	2,940,000	2,968,489
3.60%, 7/15/2025	1,132,000	1,150,531
3.80%, 3/1/2024	653,000	664,800
3.80%, 2/15/2027	1,496,000	1,532,353
3.88%, 1/15/2026	1,066,000	1,095,741
3.90%, 3/11/2024	2,914,000	2,979,361
3.95%, 1/15/2025 (a)	400,000	410,300
4.05%, 12/15/2023	989,000	1,013,824
4.10%, 2/15/2028	2,032,000	2,111,268
4.13%, 2/17/2026	3,420,000	3,553,825
Security Description	Principal Amount	Value
4.25%, 3/1/2027	$1,291,000	$1,349,779
4.30%, 2/15/2030	3,557,000	3,760,994
4.35%, 3/1/2029	4,453,000	4,703,036
4.45%, 4/1/2024	436,000	448,945
7.13%, 3/15/2026	151,000	171,660
Bell Telephone Co. of Canada or Bell Canada Series US-3, 0.75%, 3/17/2024	765,000	735,938
British Telecommunications PLC:
4.50%, 12/4/2023	1,447,000	1,478,125
5.13%, 12/4/2028	1,013,000	1,067,499
9.63%, 12/15/2030	2,840,000	3,880,576
Cisco Systems, Inc.:
2.20%, 9/20/2023	1,027,000	1,028,520
2.50%, 9/20/2026	1,860,000	1,847,259
2.95%, 2/28/2026 (a)	584,000	588,473
3.50%, 6/15/2025	977,000	998,924
3.63%, 3/4/2024	912,000	933,560
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	4,018,000	5,400,473
Juniper Networks, Inc.:
1.20%, 12/10/2025	100,000	93,119
2.00%, 12/10/2030	1,101,000	954,193
3.75%, 8/15/2029 (a)	824,000	824,016
Koninklijke KPN NV 8.38%, 10/1/2030	693,000	891,503
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,236,000	1,083,712
2.75%, 5/24/2031	575,000	521,922
4.00%, 9/1/2024	1,143,000	1,161,665
4.60%, 2/23/2028	894,000	925,192
4.60%, 5/23/2029	1,209,000	1,259,476
Orange SA 9.00%, 3/1/2031	1,677,000	2,329,756
Rogers Communications, Inc.:
2.90%, 11/15/2026 (a)	1,221,000	1,201,989
2.95%, 3/15/2025 (b)	850,000	844,951
3.20%, 3/15/2027 (b)	1,335,000	1,314,281
3.63%, 12/15/2025	697,000	703,280
3.80%, 3/15/2032 (b)	1,875,000	1,860,356
4.10%, 10/1/2023	980,000	995,112
Telefonica Emisiones SA 4.10%, 3/8/2027	2,088,000	2,140,618
Telefonica Europe B.V. 8.25%, 9/15/2030	1,073,000	1,401,982
TELUS Corp.:
2.80%, 2/16/2027	574,000	564,575
3.40%, 5/13/2032	875,000	857,876
3.70%, 9/15/2027	91,000	92,953
T-Mobile USA, Inc.:
1.50%, 2/15/2026	1,060,000	988,620
2.05%, 2/15/2028	2,222,000	2,035,841
2.25%, 11/15/2031	1,243,000	1,087,016

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.40%, 3/15/2029 (b)	$1,144,000	$1,047,023
2.55%, 2/15/2031	2,724,000	2,470,232
2.70%, 3/15/2032 (b)	701,000	638,141
3.50%, 4/15/2025	7,334,000	7,378,444
3.75%, 4/15/2027	4,926,000	4,961,615
3.88%, 4/15/2030	8,645,000	8,681,309
Verizon Communications, Inc.:
0.75%, 3/22/2024	1,047,000	1,013,370
0.85%, 11/20/2025	1,613,000	1,493,412
1.45%, 3/20/2026	2,520,000	2,369,732
1.50%, 9/18/2030 (a)	1,047,000	909,215
1.68%, 10/30/2030	1,267,000	1,107,421
1.75%, 1/20/2031	2,531,000	2,209,183
2.10%, 3/22/2028	3,844,000	3,588,374
2.55%, 3/21/2031	8,558,000	7,951,409
2.63%, 8/15/2026	2,071,000	2,026,971
3.00%, 3/22/2027	5,086,000	5,026,036
3.15%, 3/22/2030	1,917,000	1,883,855
3.38%, 2/15/2025	1,181,000	1,195,420
3.50%, 11/1/2024	1,244,000	1,268,233
3.88%, 2/8/2029 (a)	1,252,000	1,302,794
4.02%, 12/3/2029	4,859,000	5,047,383
4.13%, 3/16/2027	3,872,000	4,027,422
4.33%, 9/21/2028	5,322,000	5,617,531
7.75%, 12/1/2030	713,000	941,046
Vodafone Group PLC:
3.75%, 1/16/2024	548,000	559,892
4.13%, 5/30/2025	1,278,000	1,317,132
4.38%, 5/30/2028	4,169,000	4,370,404
7.88%, 2/15/2030	713,000	907,706
		173,618,897
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.00%, 11/19/2024	567,000	564,465
3.50%, 9/15/2027	899,000	890,037
3.55%, 11/19/2026	1,256,000	1,256,854
3.90%, 11/19/2029	978,000	982,020
		3,693,376
TRANSPORTATION — 1.3%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (c)	375,000	397,526
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	1,145,000	1,153,233
3.25%, 6/15/2027	1,396,000	1,416,298
3.40%, 9/1/2024	367,000	373,312
3.65%, 9/1/2025	1,006,000	1,029,047
3.75%, 4/1/2024	1,067,000	1,087,871
3.85%, 9/1/2023	1,133,000	1,151,581
7.00%, 12/15/2025	520,000	589,831
Security Description	Principal Amount	Value
Canadian National Railway Co.:
2.75%, 3/1/2026	$817,000	$809,647
2.95%, 11/21/2024	1,084,000	1,082,710
6.90%, 7/15/2028 (a)	824,000	988,742
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	1,672,000	1,606,140
1.75%, 12/2/2026	790,000	745,721
2.05%, 3/5/2030	786,000	720,731
2.45%, 12/2/2031	1,401,000	1,299,301
2.90%, 2/1/2025	1,142,000	1,138,585
4.00%, 6/1/2028	1,146,000	1,196,733
7.13%, 10/15/2031	770,000	981,619
CSX Corp.:
2.40%, 2/15/2030 (a)	1,047,000	988,745
3.25%, 6/1/2027 (a)	982,000	986,498
3.35%, 11/1/2025	929,000	936,822
3.40%, 8/1/2024	792,000	802,312
3.80%, 3/1/2028 (a)	1,041,000	1,071,970
4.25%, 3/15/2029	1,166,000	1,235,377
FedEx Corp.:
2.40%, 5/15/2031 (a)	906,000	828,718
3.10%, 8/5/2029 (a)	988,000	972,330
3.25%, 4/1/2026	1,058,000	1,071,257
3.40%, 2/15/2028	2,522,000	2,534,862
4.20%, 10/17/2028	663,000	696,614
4.25%, 5/15/2030	790,000	828,671
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	1,026,000	1,048,654
Kansas City Southern:
2.88%, 11/15/2029	966,000	928,481
3.00%, 5/15/2023	1,009,000	1,011,886
Kirby Corp. 4.20%, 3/1/2028	834,000	828,504
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	507,000	471,647
2.55%, 11/1/2029	983,000	941,979
2.90%, 6/15/2026	820,000	811,169
3.00%, 3/15/2032	525,000	512,300
3.15%, 6/1/2027	715,000	709,795
3.65%, 8/1/2025	451,000	457,012
3.85%, 1/15/2024	1,040,000	1,056,515
7.80%, 5/15/2027	1,266,000	1,526,669
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	1,186,000	1,106,265
Series MTN, 2.50%, 9/1/2024	952,000	939,024
Series MTN, 2.85%, 3/1/2027	880,000	855,114
Series MTN, 2.90%, 12/1/2026	1,092,000	1,062,451
Series MTN, 3.35%, 9/1/2025	904,000	903,557

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.65%, 3/18/2024	$415,000	$419,644
Series MTN, 3.75%, 6/9/2023	862,000	872,146
Series MTN, 3.88%, 12/1/2023	1,026,000	1,041,493
Series MTN, 4.63%, 6/1/2025	1,033,000	1,070,095
Union Pacific Corp.:
2.15%, 2/5/2027	924,000	887,779
2.38%, 5/20/2031 (a)	1,115,000	1,045,268
2.40%, 2/5/2030 (a)	1,109,000	1,050,966
2.75%, 4/15/2023	597,000	599,012
2.75%, 3/1/2026	839,000	833,798
2.80%, 2/14/2032	1,710,000	1,643,960
3.15%, 3/1/2024	674,000	680,686
3.25%, 1/15/2025	923,000	930,855
3.25%, 8/15/2025	927,000	933,155
3.50%, 6/8/2023	840,000	851,046
3.65%, 2/15/2024	290,000	294,675
3.70%, 3/1/2029	1,135,000	1,170,560
3.75%, 3/15/2024	726,000	737,166
3.75%, 7/15/2025	221,000	226,297
3.95%, 9/10/2028	1,155,000	1,211,583
6.63%, 2/1/2029	70,000	84,472
United Parcel Service, Inc.:
2.20%, 9/1/2024	866,000	856,716
2.40%, 11/15/2026	551,000	539,534
2.50%, 4/1/2023	1,029,000	1,034,289
2.50%, 9/1/2029	1,085,000	1,046,580
2.80%, 11/15/2024 (a)	522,000	524,286
3.05%, 11/15/2027	1,153,000	1,163,100
3.40%, 3/15/2029 (a)	1,019,000	1,042,050
3.90%, 4/1/2025	1,208,000	1,244,228
4.45%, 4/1/2030 (a)	1,047,000	1,142,643
		71,071,908
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	962,000	824,309
3.25%, 3/30/2025	262,000	259,841
3.25%, 9/15/2026	520,000	517,509
3.50%, 3/15/2028	11,000	10,921
3.50%, 6/1/2032	700,000	675,052
3.85%, 3/30/2027	784,000	797,595
4.00%, 6/30/2030	704,000	713,539
4.35%, 2/15/2024	1,234,000	1,261,469
4.55%, 11/7/2028	688,000	723,989
		5,784,224
VENTURE CAPITAL — 0.0% (e)
Hercules Capital, Inc.:
2.63%, 9/16/2026	961,000	880,064
3.38%, 1/20/2027	1,654,000	1,554,661
		2,434,725
Security Description	Principal Amount	Value
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	$50,000	$45,811
2.80%, 5/1/2030	780,000	744,931
2.95%, 9/1/2027	991,000	982,319
3.40%, 3/1/2025	744,000	750,205
3.45%, 6/1/2029	1,119,000	1,123,868
3.75%, 9/1/2028	383,000	389,986
3.85%, 3/1/2024	807,000	821,397
Aqua America, Inc. 3.57%, 5/1/2029	695,000	694,340
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,089,000	988,322
2.70%, 4/15/2030	1,098,000	1,028,496
United Utilities PLC 6.88%, 8/15/2028	815,000	973,363
		8,543,038
TOTAL CORPORATE BONDS & NOTES (Cost $5,665,535,533)		5,343,033,361
	Shares
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f) (g)	27,542,509	27,539,754
State Street Navigator Securities Lending Portfolio II (h) (i)	222,574,035	222,574,035
TOTAL SHORT-TERM INVESTMENTS (Cost $250,113,790)		250,113,789
TOTAL INVESTMENTS — 103.9% (Cost $5,915,649,323)		5,593,147,150
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(211,187,439)
NET ASSETS — 100.0%		$5,381,959,711
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2022. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$20,217,723	$5,322,815,638	$—	$5,343,033,361
Short-Term Investments	250,113,789	—	—	250,113,789
TOTAL INVESTMENTS	$270,331,512	$5,322,815,638	$—	$5,593,147,150

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,867,148	$20,873,408	$618,562,184	$611,890,920	$(4,918)	$—	27,542,509	$27,539,754	$5,069
State Street Navigator Securities Lending Portfolio II	228,861,358	228,861,358	670,125,442	676,412,765	—	—	222,574,035	222,574,035	209,137
Total		$249,734,766	$1,288,687,626	$1,288,303,685	$(4,918)	$—		$250,113,789	$214,206
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
5.25%, 11/15/2028	$18,204,400	$21,313,370
5.25%, 2/15/2029	7,819,300	9,202,339
5.38%, 2/15/2031	5,741,300	7,124,594
5.50%, 8/15/2028 (a)	6,100,300	7,185,010
6.00%, 2/15/2026	6,728,200	7,586,571
6.13%, 11/15/2027	8,235,100	9,797,196
6.13%, 8/15/2029	9,344,300	11,689,135
6.25%, 5/15/2030	13,563,400	17,431,088
6.38%, 8/15/2027	1,925,300	2,299,229
6.50%, 11/15/2026 (a)	3,188,800	3,740,114
6.63%, 2/15/2027	4,653,200	5,523,494
6.75%, 8/15/2026	2,916,500	3,424,837
6.88%, 8/15/2025	2,298,900	2,620,387
Treasury Notes:
0.25%, 5/31/2025	31,735,100	29,540,916
0.25%, 6/30/2025	34,251,000	31,821,320
0.25%, 7/31/2025	42,220,700	39,139,908
0.25%, 8/31/2025	43,856,900	40,577,912
0.25%, 9/30/2025	44,379,400	40,992,004
0.25%, 10/31/2025	42,080,500	38,792,961
0.38%, 4/30/2025	35,284,000	33,042,915
0.38%, 11/30/2025	38,798,000	35,866,933
0.38%, 12/31/2025	42,800,300	39,520,058
0.38%, 1/31/2026	47,136,100	43,431,497
0.38%, 7/31/2027	28,931,700	25,941,338
0.38%, 9/30/2027	34,527,700	30,818,670
0.50%, 2/28/2026	54,825,000	50,687,426
0.50%, 4/30/2027	19,371,300	17,565,834
0.50%, 5/31/2027	22,815,200	20,644,191
0.50%, 6/30/2027	25,719,200	23,241,718
0.50%, 8/31/2027	30,821,200	27,751,120
0.50%, 10/31/2027	34,074,100	30,589,491
0.63%, 7/31/2026	57,492,300	53,054,613
0.63%, 3/31/2027	16,007,500	14,633,106
0.63%, 11/30/2027	32,575,700	29,402,114
0.63%, 12/31/2027	43,045,700	38,805,026
0.63%, 5/15/2030	60,456,000	52,719,521
0.63%, 8/15/2030	77,671,400	67,477,029
0.75%, 3/31/2026	42,568,100	39,694,753
0.75%, 4/30/2026	57,428,200	53,493,471
0.75%, 5/31/2026	42,102,300	39,158,428
0.75%, 8/31/2026	48,310,400	44,781,477
0.75%, 1/31/2028	46,967,400	42,597,230
0.88%, 6/30/2026	52,923,100	49,429,349
0.88%, 9/30/2026	45,243,300	42,118,685
0.88%, 11/15/2030 (a)	84,546,100	74,902,561
1.00%, 7/31/2028	42,146,300	38,567,157
1.13%, 10/31/2026	45,368,000	42,674,275
1.13%, 2/28/2027	11,530,300	10,818,664
1.13%, 2/29/2028	61,715,700	57,226,847
1.13%, 8/31/2028	43,928,100	40,475,626
1.13%, 2/15/2031 (a)	82,469,000	74,479,816
Security Description	Principal Amount	Value
1.25%, 11/30/2026	$70,166,000	$66,378,133
1.25%, 12/31/2026	42,227,000	39,897,917
1.25%, 3/31/2028	41,741,100	38,930,098
1.25%, 4/30/2028	62,945,900	58,642,958
1.25%, 5/31/2028	61,668,700	57,414,524
1.25%, 6/30/2028	42,992,100	39,992,730
1.25%, 9/30/2028	56,455,700	52,389,125
1.25%, 8/15/2031	94,396,400	85,826,977
1.38%, 8/31/2026	19,623,400	18,705,086
1.38%, 10/31/2028	48,340,100	45,190,440
1.38%, 12/31/2028 (a)	52,645,300	49,206,904
1.38%, 11/15/2031	89,386,100	82,025,713
1.50%, 8/15/2026	56,702,100	54,332,130
1.50%, 1/31/2027	65,597,200	62,696,574
1.50%, 11/30/2028	56,285,800	53,022,983
1.50%, 2/15/2030	45,498,700	42,655,031
1.63%, 2/15/2026	38,996,500	37,689,508
1.63%, 5/15/2026	37,054,500	35,751,803
1.63%, 9/30/2026	12,726,000	12,251,758
1.63%, 10/31/2026	31,234,100	30,062,821
1.63%, 11/30/2026	22,609,600	21,758,207
1.63%, 8/15/2029	34,492,400	32,708,496
1.63%, 5/15/2031	81,691,900	76,943,558
1.75%, 12/31/2026	14,647,900	14,172,988
1.75%, 1/31/2029 (a)	48,195,300	46,154,530
1.75%, 11/15/2029 (a)	29,633,500	28,350,925
1.88%, 6/30/2026	17,222,100	16,786,166
1.88%, 7/31/2026	17,293,400	16,851,608
1.88%, 2/28/2027 (a)	65,585,000	63,837,775
1.88%, 2/28/2029 (a)	54,908,100	53,012,055
1.88%, 2/15/2032	60,052,600	57,678,646
2.00%, 8/15/2025	44,119,600	43,340,613
2.00%, 11/15/2026	35,245,100	34,474,113
2.13%, 5/15/2025	38,245,300	37,779,185
2.13%, 5/31/2026	18,182,500	17,898,398
2.25%, 11/15/2025	47,888,400	47,402,033
2.25%, 3/31/2026	19,959,100	19,750,153
2.25%, 2/15/2027	30,497,200	30,177,932
2.25%, 8/15/2027	37,095,600	36,684,071
2.25%, 11/15/2027	40,397,300	39,923,894
2.38%, 4/30/2026	13,373,500	13,294,095
2.38%, 5/15/2027	41,070,600	40,884,499
2.38%, 3/31/2029	40,000,000	39,887,500
2.38%, 5/15/2029	42,963,500	42,842,665
2.50%, 2/28/2026	19,925,300	19,894,167
2.50%, 3/31/2027	10,300,000	10,324,141
2.63%, 12/31/2025	15,729,500	15,782,341
2.63%, 1/31/2026	17,528,100	17,593,830
2.63%, 2/15/2029	51,284,100	51,901,112
2.75%, 6/30/2025	13,877,600	13,969,756
2.75%, 8/31/2025	16,536,000	16,648,393
2.75%, 2/15/2028	41,996,100	42,642,446
2.88%, 4/30/2025	17,089,000	17,265,230
2.88%, 5/31/2025	15,312,800	15,468,321
2.88%, 7/31/2025	15,058,300	15,221,824

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 11/30/2025	$16,560,200	$16,751,677
2.88%, 5/15/2028	47,048,400	48,143,746
2.88%, 8/15/2028	40,469,200	41,458,799
3.00%, 9/30/2025	16,131,900	16,378,920
3.00%, 10/31/2025	18,948,200	19,247,226
3.13%, 11/15/2028	51,643,000	53,757,135
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,177,080,295)		3,883,519,706
	Shares
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (b) (c)	4,497,483	4,497,483
State Street Navigator Securities Lending Portfolio II (d) (e)	219,528,799	219,528,799
TOTAL SHORT-TERM INVESTMENTS (Cost $224,026,282)		224,026,282
TOTAL INVESTMENTS — 105.3% (Cost $4,401,106,577)		4,107,545,988
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(205,801,286)
NET ASSETS — 100.0%		$3,901,744,702

(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,883,519,706	$—	$3,883,519,706
Short-Term Investments	224,026,282	—	—	224,026,282
TOTAL INVESTMENTS	$224,026,282	$3,883,519,706	$—	$4,107,545,988

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,397,006	$2,397,006	$108,102,546	$106,002,069	$—	$—	4,497,483	$4,497,483	$866
State Street Navigator Securities Lending Portfolio II	260,317,538	260,317,538	1,125,258,600	1,166,047,339	—	—	219,528,799	219,528,799	147,290
Total		$262,714,544	$1,233,361,146	$1,272,049,408	$—	$—		$224,026,282	$148,156
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$170,000	$151,798
5.40%, 10/1/2048	252,000	301,664
		453,462
AEROSPACE & DEFENSE — 2.4%
Boeing Co.:
3.25%, 2/1/2035	283,000	253,138
3.38%, 6/15/2046	115,000	95,134
3.50%, 3/1/2039	81,000	70,448
3.55%, 3/1/2038	111,000	98,783
3.60%, 5/1/2034	163,000	152,324
3.63%, 3/1/2048	270,000	230,742
3.65%, 3/1/2047	140,000	119,197
3.75%, 2/1/2050	437,000	390,936
3.83%, 3/1/2059	175,000	146,197
3.85%, 11/1/2048	244,000	214,108
3.90%, 5/1/2049	414,000	373,908
3.95%, 8/1/2059	344,000	299,363
5.71%, 5/1/2040	1,146,000	1,283,646
5.81%, 5/1/2050	1,927,000	2,223,739
5.88%, 2/15/2040	266,000	297,798
5.93%, 5/1/2060	1,167,000	1,350,884
6.13%, 2/15/2033	145,000	164,408
6.63%, 2/15/2038	196,000	232,985
6.88%, 3/15/2039	159,000	197,468
General Dynamics Corp.:
2.85%, 6/1/2041	292,000	264,605
3.60%, 11/15/2042	194,000	194,169
4.25%, 4/1/2040	288,000	313,739
4.25%, 4/1/2050	296,000	332,719
L3Harris Technologies, Inc.:
4.85%, 4/27/2035	141,000	153,517
5.05%, 4/27/2045	240,000	273,302
6.15%, 12/15/2040	147,000	184,266
Lockheed Martin Corp.:
2.80%, 6/15/2050	294,000	258,023
3.60%, 3/1/2035	221,000	223,181
3.80%, 3/1/2045	380,000	388,808
4.07%, 12/15/2042	475,000	504,094
4.09%, 9/15/2052	592,000	649,720
4.50%, 5/15/2036	173,000	190,937
5.72%, 6/1/2040	146,000	181,580
Series B, 6.15%, 9/1/2036	258,000	327,332
Northrop Grumman Corp.:
3.85%, 4/15/2045	246,000	246,610
4.03%, 10/15/2047	816,000	858,114
4.75%, 6/1/2043	371,000	418,098
5.05%, 11/15/2040	146,000	169,161
5.15%, 5/1/2040	186,000	216,818
5.25%, 5/1/2050	362,000	452,518
Security Description	Principal Amount	Value
Raytheon Technologies Corp.:
2.82%, 9/1/2051	$384,000	$324,276
3.03%, 3/15/2052	369,000	324,893
3.13%, 7/1/2050	293,000	263,577
3.75%, 11/1/2046	542,000	535,897
4.05%, 5/4/2047	227,000	234,005
4.15%, 5/15/2045	266,000	274,299
4.35%, 4/15/2047	432,000	464,257
4.45%, 11/16/2038	238,000	258,266
4.50%, 6/1/2042	1,275,000	1,403,533
4.63%, 11/16/2048	581,000	655,903
4.70%, 12/15/2041	101,000	111,133
4.80%, 12/15/2043	244,000	272,707
4.88%, 10/15/2040	354,000	397,744
5.40%, 5/1/2035	70,000	82,338
5.70%, 4/15/2040	214,000	261,921
6.05%, 6/1/2036	174,000	216,279
6.13%, 7/15/2038	319,000	402,007
		21,479,552
AGRICULTURE — 1.4%
Altria Group, Inc.:
2.45%, 2/4/2032	148,000	128,685
3.40%, 2/4/2041	514,000	419,419
3.70%, 2/4/2051	395,000	322,016
3.88%, 9/16/2046	483,000	409,502
4.00%, 2/4/2061 (a)	377,000	316,424
4.25%, 8/9/2042	65,000	58,614
4.45%, 5/6/2050	159,000	144,421
4.50%, 5/2/2043	376,000	346,552
5.38%, 1/31/2044	712,000	739,590
5.80%, 2/14/2039	720,000	780,156
5.95%, 2/14/2049	1,069,000	1,163,190
6.20%, 2/14/2059	1,000	1,112
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	161,000	142,762
3.75%, 9/15/2047	165,000	172,908
4.02%, 4/16/2043	221,000	232,351
4.50%, 3/15/2049	287,000	333,718
4.54%, 3/26/2042	236,000	265,656
5.38%, 9/15/2035	16,000	19,302
5.94%, 10/1/2032	142,000	172,247
BAT Capital Corp.:
3.73%, 9/25/2040	268,000	219,956
3.98%, 9/25/2050	301,000	245,634
4.39%, 8/15/2037	922,000	858,032
4.54%, 8/15/2047	828,000	739,122
4.76%, 9/6/2049	299,000	274,153
5.28%, 4/2/2050	286,000	282,760
5.65%, 3/16/2052	225,000	228,514
Philip Morris International, Inc.:
3.88%, 8/21/2042	210,000	195,814
4.13%, 3/4/2043	192,000	182,676
4.25%, 11/10/2044	314,000	304,859
4.38%, 11/15/2041	130,000	129,006
4.50%, 3/20/2042	232,000	232,861

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 11/15/2043	$271,000	$284,862
6.38%, 5/16/2038	718,000	882,580
Reynolds American, Inc.:
5.70%, 8/15/2035	154,000	162,812
5.85%, 8/15/2045	979,000	1,000,714
6.15%, 9/15/2043	327,000	346,492
7.25%, 6/15/2037	147,000	174,123
		12,913,595
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	2,501	2,410
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	1,432	1,380
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	62,741	60,257
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	28,286	26,536
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	5,403	5,055
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	62,115	60,021
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	72,141	68,661
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	129,278	121,684
American Airlines 2021-1 Class A Pass Through Trust Series A, Class A, 2.88%, 1/11/2036	148,000	132,606
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	196,650	181,413
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	51,401	51,089
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	17,790	17,462
Security Description	Principal Amount	Value
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	$78,386	$75,767
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	112,283	112,824
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	139,401	127,208
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	46,903	46,846
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	4,587	4,352
		1,095,571
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	311,000	302,317
3.38%, 11/1/2046	322,000	315,019
3.38%, 3/27/2050	524,000	520,411
3.63%, 5/1/2043	166,000	167,315
3.88%, 11/1/2045	360,000	376,574
Tapestry, Inc. 3.05%, 3/15/2032	125,000	114,397
		1,796,033
AUTO MANUFACTURERS — 0.4%
Cummins, Inc.:
2.60%, 9/1/2050	135,000	108,879
4.88%, 10/1/2043	154,000	172,152
General Motors Co.:
5.00%, 4/1/2035	153,000	155,281
5.15%, 4/1/2038	508,000	516,580
5.20%, 4/1/2045	509,000	515,317
5.40%, 4/1/2048	381,000	399,178
5.95%, 4/1/2049	264,000	294,716
6.25%, 10/2/2043	615,000	701,826
6.60%, 4/1/2036	225,000	260,998
6.75%, 4/1/2046	375,000	453,491
		3,578,418
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051	462,000	367,304
4.40%, 10/1/2046	245,000	237,618
Aptiv PLC 5.40%, 3/15/2049	240,000	265,190
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	345,000	324,797
BorgWarner, Inc. 4.38%, 3/15/2045	168,000	166,533

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Lear Corp.:
3.55%, 1/15/2052	$175,000	$144,963
5.25%, 5/15/2049	235,000	252,235
		1,758,640
BANKS — 8.6%
Bank of America Corp.:
6.11%, 1/29/2037	733,000	875,678
7.75%, 5/14/2038	645,000	900,072
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	571,000	579,297
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	739,000	771,819
SOFR + 1.56%, 2.97%, 7/21/2052 (b)	774,000	661,429
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	1,274,000	1,178,832
Series L, 4.75%, 4/21/2045	270,000	289,108
Series MTN, 4.88%, 4/1/2044	128,000	144,253
Series MTN, 5.00%, 1/21/2044	750,000	866,003
Series MTN, 5.88%, 2/7/2042	564,000	710,369
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (b)	570,000	584,957
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	997,000	1,067,947
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	724,000	784,802
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	2,015,000	2,080,508
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (b)	318,000	270,713
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	1,947,000	1,650,141
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b)	399,000	378,096
Bank of America NA Series BKNT, 6.00%, 10/15/2036	420,000	513,815
Bank of Nova Scotia 2.45%, 2/2/2032 (a)	147,000	135,137
Barclays PLC:
4.95%, 1/10/2047	525,000	573,153
5.25%, 8/17/2045	486,000	541,380
1 year CMT + 1.30%, 3.33%, 11/24/2042 (b)	370,000	322,137
1 year CMT + 1.70%, 3.81%, 3/10/2042 (b)	351,000	312,857
Citigroup, Inc.:
4.65%, 7/30/2045	331,000	366,374
Security Description	Principal Amount	Value
4.65%, 7/23/2048	$1,038,000	$1,173,905
4.75%, 5/18/2046	751,000	804,456
5.30%, 5/6/2044	282,000	320,733
5.88%, 1/30/2042	406,000	501,731
6.00%, 10/31/2033	107,000	124,756
6.13%, 8/25/2036	277,000	332,159
6.63%, 6/15/2032	148,000	179,074
6.68%, 9/13/2043	380,000	504,754
8.13%, 7/15/2039	774,000	1,172,208
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b)	478,000	479,577
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (b)	352,000	377,763
SOFR + 1.38%, 2.90%, 11/3/2042 (b)	448,000	384,599
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	399,000	465,042
Citizens Financial Group, Inc. 2.64%, 9/30/2032	145,000	128,096
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	503,000	573,143
5.75%, 12/1/2043	471,000	572,072
Series BKNT, 5.25%, 5/24/2041 (a)	550,000	675,829
Credit Suisse Group AG 4.88%, 5/15/2045	819,000	849,631
Fifth Third Bancorp 8.25%, 3/1/2038	430,000	635,041
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	129,000	132,874
Series BKNT, 4.63%, 2/13/2047	130,000	139,352
Goldman Sachs Capital I 6.35%, 2/15/2034	182,000	214,576
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	601,000	673,234
5.15%, 5/22/2045	775,000	869,643
6.13%, 2/15/2033	241,000	288,171
6.25%, 2/1/2041	964,000	1,244,678
6.45%, 5/1/2036	204,000	249,284
6.75%, 10/1/2037	2,010,000	2,539,092
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	946,000	953,142
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	543,000	571,822
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	1,109,000	1,046,452
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	618,000	531,740
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	410,000	368,196

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.63%, 3.44%, 2/24/2043 (b)	$777,000	$719,028
Series MTN, 4.80%, 7/8/2044	578,000	641,805
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035 (a)	144,000	163,067
Series BKNT, 5.88%, 11/1/2034	81,000	93,181
Series BKNT, 7.00%, 1/15/2039	320,000	436,198
HSBC Holdings PLC:
5.25%, 3/14/2044	518,000	570,712
6.10%, 1/14/2042	274,000	347,281
6.50%, 5/2/2036	613,000	744,041
6.50%, 9/15/2037	1,025,000	1,252,171
6.80%, 6/1/2038	673,000	842,562
Series *, 7.63%, 5/17/2032	146,000	185,454
JPMorgan Chase & Co.:
4.85%, 2/1/2044	418,000	474,259
4.95%, 6/1/2045	643,000	729,792
5.40%, 1/6/2042	502,000	600,367
5.50%, 10/15/2040	494,000	593,259
5.60%, 7/15/2041	548,000	665,645
5.63%, 8/16/2043	616,000	748,680
6.40%, 5/15/2038	901,000	1,177,409
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	627,000	634,812
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (b)	931,000	945,933
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	1,294,000	1,323,167
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	564,000	583,661
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	718,000	765,431
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	774,000	701,523
SOFR + 1.51%, 2.53%, 11/19/2041 (b)	632,000	523,226
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	1,031,000	953,902
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	790,000	702,579
SOFR + 2.46%, 3.11%, 4/22/2041 (b)	587,000	530,355
Lloyds Banking Group PLC:
4.34%, 1/9/2048	568,000	554,555
5.30%, 12/1/2045	288,000	316,368
5 year CMT + 1.50%, 3.37%, 12/14/2046 (b)	515,000	430,916
Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	$481,000	$474,670
4.15%, 3/7/2039 (a)	150,000	155,217
4.29%, 7/26/2038 (a)	236,000	248,189
1 year CMT + 0.97%, 2.49%, 10/13/2032 (b)	45,000	40,682
Morgan Stanley:
4.30%, 1/27/2045	876,000	921,447
4.38%, 1/22/2047	947,000	1,024,663
6.38%, 7/24/2042	816,000	1,091,555
7.25%, 4/1/2032	145,000	187,353
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (b)	347,000	372,956
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (b)	750,000	755,625
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	759,000	698,766
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b)	856,000	1,097,110
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (b)	699,000	584,490
Regions Bank Series BKNT, 6.45%, 6/26/2037	261,000	325,183
Regions Financial Corp. 7.38%, 12/10/2037	109,000	144,460
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041 (a)	186,000	149,830
2.93%, 9/17/2041 (a)	255,000	217,668
3.05%, 1/14/2042	182,000	162,704
Wachovia Corp. 5.50%, 8/1/2035	184,000	208,225
Wells Fargo & Co.:
3.90%, 5/1/2045	741,000	740,378
5.38%, 2/7/2035	146,000	168,388
5.38%, 11/2/2043	759,000	877,237
5.61%, 1/15/2044	871,000	1,042,317
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	1,215,000	1,095,055
Series GMTN, 4.90%, 11/17/2045	744,000	823,534
Series MTN, 4.40%, 6/14/2046	796,000	829,528
Series MTN, 4.65%, 11/4/2044	766,000	818,954
Series MTN, 4.75%, 12/7/2046	804,000	878,515
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (b)	1,976,000	2,340,513
Wells Fargo Bank NA:
5.95%, 8/26/2036	246,000	293,409

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 5.85%, 2/1/2037	$453,000	$544,261
Series BKNT, 6.60%, 1/15/2038	628,000	823,321
Westpac Banking Corp.:
2.96%, 11/16/2040	289,000	242,130
3.13%, 11/18/2041	497,000	424,388
4.42%, 7/24/2039	323,000	330,280
		77,720,042
BEVERAGES — 3.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,878,000	2,041,123
Series *, 4.90%, 2/1/2046	3,548,000	3,942,112
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	418,000	409,418
4.63%, 2/1/2044	317,000	336,372
4.70%, 2/1/2036	316,000	339,656
4.90%, 2/1/2046	493,000	545,189
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	445,000	424,023
4.35%, 6/1/2040	370,000	385,695
4.38%, 4/15/2038	564,000	592,302
4.44%, 10/6/2048	594,000	621,799
4.50%, 6/1/2050	835,000	896,331
4.60%, 4/15/2048	857,000	922,355
4.60%, 6/1/2060	406,000	430,717
4.75%, 4/15/2058	414,000	448,312
4.95%, 1/15/2042	517,000	572,138
5.45%, 1/23/2039	714,000	833,381
5.55%, 1/23/2049	1,489,000	1,808,197
5.80%, 1/23/2059	627,000	786,352
5.88%, 6/15/2035	148,000	173,999
8.00%, 11/15/2039	284,000	414,379
8.20%, 1/15/2039	609,000	901,959
Brown-Forman Corp.:
4.00%, 4/15/2038	210,000	216,674
4.50%, 7/15/2045	207,000	223,974
Coca-Cola Co.:
2.50%, 6/1/2040	316,000	280,466
2.50%, 3/15/2051	514,000	429,879
2.60%, 6/1/2050	486,000	415,758
2.75%, 6/1/2060 (a)	296,000	251,295
2.88%, 5/5/2041	366,000	338,627
3.00%, 3/5/2051	608,000	561,354
4.20%, 3/25/2050	312,000	349,375
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	149,000	129,199
5.25%, 11/26/2043	356,000	407,563
Constellation Brands, Inc.:
3.75%, 5/1/2050	105,000	97,459
4.10%, 2/15/2048	174,000	168,937
Security Description	Principal Amount	Value
4.50%, 5/9/2047	$137,000	$140,192
5.25%, 11/15/2048	247,000	277,870
Diageo Capital PLC:
2.13%, 4/29/2032	150,000	135,999
5.88%, 9/30/2036	391,000	492,328
Diageo Investment Corp.:
4.25%, 5/11/2042 (a)	230,000	248,168
7.45%, 4/15/2035	137,000	191,274
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	723,000	674,219
4.38%, 5/10/2043	342,000	357,294
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	157,000	138,733
3.80%, 5/1/2050	285,000	270,154
4.42%, 12/15/2046	148,000	153,285
4.99%, 5/25/2038	256,000	282,107
5.09%, 5/25/2048	402,000	455,297
Molson Coors Beverage Co.:
4.20%, 7/15/2046	651,000	629,100
5.00%, 5/1/2042	426,000	451,863
PepsiCo, Inc.:
2.63%, 10/21/2041	220,000	198,693
2.75%, 10/21/2051 (a)	293,000	262,024
2.88%, 10/15/2049	338,000	311,234
3.38%, 7/29/2049	250,000	246,373
3.45%, 10/6/2046	277,000	275,535
3.50%, 3/19/2040	220,000	223,698
3.60%, 8/13/2042	277,000	280,451
3.63%, 3/19/2050	178,000	185,020
3.88%, 3/19/2060	218,000	236,356
4.00%, 3/5/2042	227,000	241,560
4.00%, 5/2/2047	234,000	253,803
4.25%, 10/22/2044	211,000	232,142
4.45%, 4/14/2046 (a)	303,000	350,056
4.88%, 11/1/2040	260,000	309,683
		30,200,880
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
2.77%, 9/1/2053	247,000	198,820
2.80%, 8/15/2041	391,000	336,541
3.00%, 1/15/2052	505,000	428,533
3.15%, 2/21/2040	646,000	589,843
3.38%, 2/21/2050	960,000	868,925
4.20%, 2/22/2052	503,000	520,942
4.40%, 5/1/2045	772,000	813,140
4.40%, 2/22/2062	419,000	435,010
4.56%, 6/15/2048	442,000	479,292
4.66%, 6/15/2051	1,205,000	1,333,417
4.95%, 10/1/2041	241,000	267,891
5.15%, 11/15/2041	180,000	204,372
5.65%, 6/15/2042	262,000	314,392
5.75%, 3/15/2040	225,000	270,603
6.38%, 6/1/2037	243,000	309,752
6.40%, 2/1/2039	273,000	351,280

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Baxalta, Inc. 5.25%, 6/23/2045	$337,000	$389,093
Biogen, Inc.:
3.15%, 5/1/2050	495,000	405,682
3.25%, 2/15/2051 (a) (c)	240,000	199,174
5.20%, 9/15/2045	435,000	483,154
Gilead Sciences, Inc.:
2.60%, 10/1/2040	284,000	238,657
2.80%, 10/1/2050	560,000	460,320
4.00%, 9/1/2036	170,000	174,043
4.15%, 3/1/2047	610,000	626,690
4.50%, 2/1/2045	685,000	727,895
4.60%, 9/1/2035	300,000	326,547
4.75%, 3/1/2046	877,000	970,900
4.80%, 4/1/2044	545,000	599,958
5.65%, 12/1/2041	350,000	423,626
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	240,000	192,288
Royalty Pharma PLC:
2.15%, 9/2/2031	21,000	18,053
3.30%, 9/2/2040	365,000	311,666
3.35%, 9/2/2051	184,000	147,704
3.55%, 9/2/2050	371,000	308,605
		14,726,808
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040	346,000	314,922
3.58%, 4/5/2050	888,000	812,502
Fortune Brands Home & Security, Inc. 4.50%, 3/25/2052	500,000	489,685
Johnson Controls International PLC:
4.50%, 2/15/2047	210,000	221,437
Series *, 4.63%, 7/2/2044	184,000	197,868
Series *, 4.95%, 7/2/2064 (d)	199,000	210,005
Series *, 5.13%, 9/14/2045	160,000	180,040
Series *, 6.00%, 1/15/2036	147,000	180,394
Lafarge SA 7.13%, 7/15/2036	154,000	201,606
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	335,000	285,768
4.25%, 12/15/2047	232,000	231,659
Masco Corp.:
3.13%, 2/15/2051	164,000	136,822
4.50%, 5/15/2047	248,000	255,998
Owens Corning:
4.30%, 7/15/2047	281,000	276,026
4.40%, 1/30/2048	122,000	121,922
7.00%, 12/1/2036	81,000	102,032
Vulcan Materials Co.:
4.50%, 6/15/2047	284,000	299,205
Security Description	Principal Amount	Value
4.70%, 3/1/2048	$174,000	$188,174
		4,706,065
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	400,000	356,164
2.80%, 5/15/2050	259,000	226,622
Albemarle Corp. 5.45%, 12/1/2044	58,000	65,034
CF Industries, Inc.:
4.95%, 6/1/2043	356,000	383,312
5.38%, 3/15/2044	320,000	361,357
Dow Chemical Co 5.55%, 11/30/2048	522,000	636,913
Dow Chemical Co.:
3.60%, 11/15/2050	393,000	365,816
4.38%, 11/15/2042	425,000	441,741
4.63%, 10/1/2044	144,000	152,120
4.80%, 5/15/2049	319,000	352,080
5.25%, 11/15/2041	363,000	412,782
7.38%, 11/1/2029	22,000	27,539
9.40%, 5/15/2039	235,000	375,518
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	582,000	670,563
5.42%, 11/15/2048	812,000	982,829
Eastman Chemical Co.:
4.65%, 10/15/2044	391,000	403,047
4.80%, 9/1/2042	95,000	100,129
Ecolab, Inc.:
2.13%, 2/1/2032 (a)	149,000	136,359
2.13%, 8/15/2050 (a)	148,000	113,310
2.70%, 12/15/2051	277,000	237,791
2.75%, 8/18/2055	246,000	205,678
3.95%, 12/1/2047	210,000	223,364
5.50%, 12/8/2041	80,000	100,643
FMC Corp. 4.50%, 10/1/2049	147,000	152,373
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	155,000	156,062
5.00%, 9/26/2048	331,000	363,316
Linde, Inc. 2.00%, 8/10/2050	164,000	124,373
Lubrizol Corp. 6.50%, 10/1/2034	145,000	188,768
LYB International Finance B.V.:
4.88%, 3/15/2044	317,000	336,778
5.25%, 7/15/2043	232,000	258,026
LYB International Finance III LLC:
3.38%, 10/1/2040	393,000	352,989
3.63%, 4/1/2051	356,000	320,991
3.80%, 10/1/2060	147,000	129,533
4.20%, 10/15/2049	343,000	340,043
4.20%, 5/1/2050	428,000	421,285

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
LyondellBasell Industries NV 4.63%, 2/26/2055	$345,000	$351,690
Mosaic Co.:
4.88%, 11/15/2041	114,000	121,690
5.45%, 11/15/2033	151,000	173,691
5.63%, 11/15/2043	286,000	344,207
Nutrien, Ltd.:
3.95%, 5/13/2050	156,000	156,435
4.13%, 3/15/2035	145,000	147,349
4.90%, 6/1/2043	283,000	310,080
5.00%, 4/1/2049	258,000	298,699
5.25%, 1/15/2045	166,000	190,897
5.63%, 12/1/2040	137,000	163,255
5.88%, 12/1/2036	226,000	270,624
6.13%, 1/15/2041	123,000	153,677
RPM International, Inc.:
4.25%, 1/15/2048	148,000	149,592
5.25%, 6/1/2045	150,000	168,840
Sherwin-Williams Co.:
2.20%, 3/15/2032	147,000	130,514
2.90%, 3/15/2052	157,000	129,143
3.30%, 5/15/2050	174,000	154,510
3.80%, 8/15/2049	251,000	241,341
4.00%, 12/15/2042	162,000	155,433
4.50%, 6/1/2047	485,000	512,155
4.55%, 8/1/2045	162,000	168,469
Westlake Corp.:
3.13%, 8/15/2051 (a)	151,000	125,232
3.38%, 8/15/2061	171,000	138,546
4.38%, 11/15/2047	198,000	200,077
5.00%, 8/15/2046	371,000	408,679
		15,840,073
COMMERCIAL SERVICES — 1.6%
American University Series 2019, 3.67%, 4/1/2049	203,000	197,225
Brown University in Providence in the State of Rhode Island and Providence Plant Series A, 2.92%, 9/1/2050	151,000	138,174
California Endowment Series 2021, 2.50%, 4/1/2051	232,000	190,514
California Institute of Technology:
3.65%, 9/1/2119	190,000	164,466
4.32%, 8/1/2045	75,000	81,443
4.70%, 11/1/2111	178,000	199,025
Claremont Mckenna College 3.78%, 1/1/2122	147,000	125,051
Cleveland Clinic Foundation 4.86%, 1/1/2114	31,000	34,944
Duke University:
Series 2020, 2.68%, 10/1/2044	147,000	129,385
Security Description	Principal Amount	Value
Series 2020, 2.76%, 10/1/2050	$154,000	$135,018
Series 2020, 2.83%, 10/1/2055	205,000	179,980
Emory University Series 2020, 2.97%, 9/1/2050	153,000	137,567
Equifax, Inc. 2.35%, 9/15/2031	103,000	92,112
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	176,000	145,489
Series 2020, 2.82%, 6/1/2070	280,000	232,078
George Washington University:
4.87%, 9/15/2045	163,000	187,690
Series 2014, 4.30%, 9/15/2044	162,000	176,713
Series 2018, 4.13%, 9/15/2048	230,000	243,766
Georgetown University:
Series 20A, 2.94%, 4/1/2050	154,000	126,525
Series A, 5.22%, 10/1/2118	144,000	164,785
Series B, 4.32%, 4/1/2049	147,000	155,776
Global Payments, Inc. 4.15%, 8/15/2049	256,000	248,010
Howard University 5.21%, 10/1/2052	181,000	177,661
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	147,000	162,725
Series A, 2.81%, 1/1/2060	182,000	149,952
Leland Stanford Junior University:
2.41%, 6/1/2050	157,000	131,170
3.65%, 5/1/2048	259,000	269,067
Massachusetts Institute of Technology:
3.07%, 4/1/2052	363,000	343,434
3.89%, 7/1/2116	148,000	146,302
3.96%, 7/1/2038	11,000	11,547
4.68%, 7/1/2114	144,000	167,263
5.60%, 7/1/2111	217,000	303,948
Series F, 2.99%, 7/1/2050	174,000	162,391
Series G, 2.29%, 7/1/2051	146,000	118,334
Moody's Corp.:
2.55%, 8/18/2060	128,000	96,445
2.75%, 8/19/2041	230,000	197,503
3.10%, 11/29/2061	201,000	168,209
3.25%, 5/20/2050	252,000	223,965
3.75%, 2/25/2052	123,000	121,199
4.88%, 12/17/2048	139,000	157,459
5.25%, 7/15/2044	227,000	262,730
Northeastern University Series 2020, 2.89%, 10/1/2050	122,000	104,215

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Northwestern University:
4.64%, 12/1/2044	$152,000	$171,109
Series 2017, 3.66%, 12/1/2057	165,000	179,499
Series 2020, 2.64%, 12/1/2050	146,000	120,744
Novant Health, Inc.:
2.64%, 11/1/2036	148,000	130,077
3.32%, 11/1/2061	129,000	114,432
PayPal Holdings, Inc. 3.25%, 6/1/2050 (a)	333,000	305,924
President & Fellows of Harvard College:
2.52%, 10/15/2050	148,000	126,462
4.88%, 10/15/2040	152,000	180,967
President and Fellows of Harvard College:
3.15%, 7/15/2046	146,000	140,221
3.30%, 7/15/2056	154,000	152,720
Quanta Services, Inc. 3.05%, 10/1/2041	181,000	149,249
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	216,000	178,049
S&P Global, Inc.:
2.30%, 8/15/2060	288,000	217,342
3.25%, 12/1/2049	247,000	232,600
3.70%, 3/1/2052 (c)	115,000	116,663
3.90%, 3/1/2062 (c)	146,000	150,057
Thomas Jefferson University 3.85%, 11/1/2057	195,000	183,399
Trustees of Boston College 3.13%, 7/1/2052	117,000	105,845
Trustees of Boston University Series CC, 4.06%, 10/1/2048	179,000	188,723
Trustees of Princeton University:
5.70%, 3/1/2039	139,000	179,273
Series 2020, 2.52%, 7/1/2050	237,000	203,839
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	149,000	131,661
4.67%, 9/1/2112	156,000	176,152
Series 2020, 2.40%, 10/1/2050	147,000	118,952
University of Chicago:
3.00%, 10/1/2052	149,000	135,480
4.00%, 10/1/2053	133,000	141,258
Series 20B, 2.76%, 4/1/2045	146,000	128,950
Series C, 2.55%, 4/1/2050	144,000	118,778
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	118,000	115,661
Security Description	Principal Amount	Value
Series 2017, 3.39%, 2/15/2048	$196,000	$199,026
University of Southern California:
2.81%, 10/1/2050	152,000	133,596
3.03%, 10/1/2039	258,000	240,577
5.25%, 10/1/2111	148,000	187,066
Series 2017, 3.84%, 10/1/2047	151,000	160,000
Series 21A, 2.95%, 10/1/2051	153,000	136,686
Series A, 3.23%, 10/1/2120	149,000	124,117
Verisk Analytics, Inc.:
3.63%, 5/15/2050	135,000	127,035
5.50%, 6/15/2045	120,000	140,059
Washington University:
3.52%, 4/15/2054	300,000	300,000
4.35%, 4/15/2122	250,000	250,000
William Marsh Rice University:
3.57%, 5/15/2045	153,000	155,318
3.77%, 5/15/2055	148,000	156,865
Yale University Series 2020, 2.40%, 4/15/2050	158,000	131,344
		13,997,030
COMPUTERS — 2.3%
Apple, Inc.:
1.70%, 8/5/2031	140,000	125,556
2.38%, 2/8/2041	567,000	491,963
2.40%, 8/20/2050	427,000	353,052
2.55%, 8/20/2060	206,000	168,776
2.65%, 5/11/2050	1,135,000	984,181
2.65%, 2/8/2051	1,074,000	928,580
2.70%, 8/5/2051	691,000	601,253
2.80%, 2/8/2061	525,000	449,794
2.85%, 8/5/2061	475,000	410,647
2.95%, 9/11/2049	564,000	517,876
3.45%, 2/9/2045	748,000	742,128
3.75%, 9/12/2047	488,000	507,515
3.75%, 11/13/2047	559,000	583,965
3.85%, 5/4/2043	1,191,000	1,252,229
3.85%, 8/4/2046	745,000	789,618
4.25%, 2/9/2047	476,000	533,606
4.38%, 5/13/2045	679,000	767,379
4.45%, 5/6/2044	218,000	248,208
4.50%, 2/23/2036	498,000	569,119
4.65%, 2/23/2046	1,464,000	1,725,880
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (c)	361,000	304,637
3.45%, 12/15/2051 (c)	476,000	388,088
8.10%, 7/15/2036	154,000	203,459
8.35%, 7/15/2046	362,000	530,102
Dell, Inc. 6.50%, 4/15/2038 (a)	230,000	258,306

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	$146,000	$169,925
6.35%, 10/15/2045	666,000	780,472
HP, Inc. 6.00%, 9/15/2041	368,000	428,956
International Business Machines Corp.:
2.85%, 5/15/2040	227,000	202,191
2.95%, 5/15/2050	257,000	225,821
3.43%, 2/9/2052	168,000	159,736
4.00%, 6/20/2042	461,000	471,405
4.15%, 5/15/2039	855,000	896,450
4.25%, 5/15/2049	1,242,000	1,323,947
4.70%, 2/19/2046	168,000	188,898
5.60%, 11/30/2039	261,000	317,606
5.88%, 11/29/2032	148,000	178,350
6.50%, 1/15/2028	30,000	34,667
7.13%, 12/1/2096 (a)	149,000	234,429
Kyndryl Holdings, Inc. 4.10%, 10/15/2041 (c)	330,000	255,869
Western Digital Corp. 3.10%, 2/1/2032	110,000	98,325
		20,402,964
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	250,000	265,552
Series MTN, 4.00%, 8/15/2045	161,000	176,345
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049 (a)	151,000	141,227
4.15%, 3/15/2047	215,000	232,189
4.38%, 6/15/2045	80,000	87,662
6.00%, 5/15/2037	246,000	311,392
GSK Consumer Healthcare Capital US LLC 4.00%, 3/24/2052 (c)	250,000	250,647
Procter & Gamble Co.:
3.50%, 10/25/2047	249,000	257,805
3.55%, 3/25/2040	154,000	158,625
3.60%, 3/25/2050	148,000	158,758
5.55%, 3/5/2037	241,000	309,466
5.80%, 8/15/2034	70,000	87,569
Unilever Capital Corp.:
5.90%, 11/15/2032 (a)	203,000	250,234
Series 30Y, 2.63%, 8/12/2051	384,000	321,600
		3,009,071
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	133,000	132,526
4.20%, 5/15/2047	113,000	120,569
4.60%, 6/15/2045	366,000	403,687
		656,782
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.40%, 10/29/2033	$408,000	$367,180
3.85%, 10/29/2041	633,000	556,363
Ally Financial, Inc.:
8.00%, 11/1/2031	143,000	178,167
Series *, 8.00%, 11/1/2031	126,000	158,042
American Express Co. 4.05%, 12/3/2042	317,000	334,762
BlackRock, Inc. 2.10%, 2/25/2032	127,000	115,059
Brookfield Finance LLC 3.45%, 4/15/2050	225,000	195,892
Brookfield Finance, Inc.:
3.50%, 3/30/2051	238,000	210,444
3.63%, 2/15/2052	280,000	251,588
4.70%, 9/20/2047	219,000	231,991
Charles Schwab Corp. 1.95%, 12/1/2031	115,000	101,797
CI Financial Corp. 4.10%, 6/15/2051	380,000	332,812
CME Group, Inc.:
4.15%, 6/15/2048	231,000	253,040
5.30%, 9/15/2043	378,000	462,396
Credit Suisse USA, Inc. 7.13%, 7/15/2032	144,000	186,435
Franklin Resources, Inc. 2.95%, 8/12/2051	148,000	123,099
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	337,000	292,010
2.65%, 9/15/2040	538,000	461,674
3.00%, 6/15/2050	418,000	366,130
3.00%, 9/15/2060	595,000	505,167
4.25%, 9/21/2048	474,000	513,688
Invesco Finance PLC 5.38%, 11/30/2043	119,000	135,514
Jefferies Group LLC:
2.75%, 10/15/2032	145,000	129,808
6.25%, 1/15/2036	110,000	128,969
6.50%, 1/20/2043	194,000	232,734
Legg Mason, Inc. 5.63%, 1/15/2044	342,000	405,585
Mastercard, Inc.:
2.95%, 3/15/2051	244,000	223,709
3.65%, 6/1/2049	314,000	325,813
3.80%, 11/21/2046 (a)	207,000	217,538
3.85%, 3/26/2050	607,000	642,704
3.95%, 2/26/2048	161,000	172,589
Nasdaq, Inc.:
2.50%, 12/21/2040	236,000	190,395
3.25%, 4/28/2050	130,000	112,505
3.95%, 3/7/2052	163,000	158,151
Raymond James Financial, Inc.:
3.75%, 4/1/2051	301,000	295,362

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 7/15/2046	$148,000	$167,170
Visa, Inc.:
2.00%, 8/15/2050 (a)	634,000	491,978
2.70%, 4/15/2040	345,000	313,101
3.65%, 9/15/2047	197,000	203,154
4.15%, 12/14/2035	626,000	683,066
4.30%, 12/14/2045	1,317,000	1,470,141
Western Union Co. 6.20%, 11/17/2036	148,000	162,267
		13,059,989
ELECTRIC — 10.8%
AEP Texas, Inc.:
3.45%, 5/15/2051	237,000	211,778
Series G, 4.15%, 5/1/2049	197,000	194,589
Series H, 3.45%, 1/15/2050	176,000	156,823
AEP Transmission Co. LLC:
3.15%, 9/15/2049	82,000	72,144
3.75%, 12/1/2047	230,000	224,466
3.80%, 6/15/2049	198,000	195,531
4.00%, 12/1/2046	107,000	108,571
4.25%, 9/15/2048	283,000	297,852
Series M, 3.65%, 4/1/2050	242,000	233,789
Series N, 2.75%, 8/15/2051	77,000	63,514
Alabama Power Co.:
3.00%, 3/15/2052	245,000	209,955
3.13%, 7/15/2051	244,000	213,410
3.45%, 10/1/2049	264,000	243,957
3.75%, 3/1/2045	288,000	277,263
4.15%, 8/15/2044	206,000	209,747
4.30%, 1/2/2046	50,000	51,894
6.00%, 3/1/2039	320,000	395,293
6.13%, 5/15/2038	147,000	181,605
Series A, 4.30%, 7/15/2048	230,000	241,238
Series B, 3.70%, 12/1/2047	80,000	77,698
Ameren Illinois Co.:
2.90%, 6/15/2051	80,000	69,174
3.25%, 3/15/2050	145,000	133,210
3.70%, 12/1/2047	157,000	155,633
4.15%, 3/15/2046	147,000	153,355
4.50%, 3/15/2049	227,000	251,609
American Electric Power Co., Inc. 3.25%, 3/1/2050	226,000	194,220
Appalachian Power Co.:
4.40%, 5/15/2044	149,000	150,758
7.00%, 4/1/2038	288,000	370,837
Series Y, 4.50%, 3/1/2049	150,000	157,257
Series Z, 3.70%, 5/1/2050	202,000	188,908
Arizona Public Service Co.:
2.20%, 12/15/2031	84,000	73,738
3.35%, 5/15/2050	255,000	223,082
3.50%, 12/1/2049	176,000	156,101
4.20%, 8/15/2048	173,000	171,047
4.25%, 3/1/2049	146,000	145,680
4.35%, 11/15/2045	247,000	247,781
Security Description	Principal Amount	Value
4.50%, 4/1/2042	$144,000	$147,456
Avista Corp.:
4.00%, 4/1/2052	45,000	45,752
4.35%, 6/1/2048	291,000	305,885
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050 (a)	153,000	132,665
3.20%, 9/15/2049	230,000	209,801
3.50%, 8/15/2046	256,000	245,693
4.25%, 9/15/2048	149,000	158,615
6.35%, 10/1/2036	147,000	185,282
Series *, 3.75%, 8/15/2047	233,000	232,716
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	145,000	122,864
3.80%, 7/15/2048	405,000	399,237
4.25%, 10/15/2050	286,000	304,192
4.45%, 1/15/2049	348,000	380,622
4.50%, 2/1/2045	257,000	273,147
5.95%, 5/15/2037	151,000	184,154
6.13%, 4/1/2036	564,000	695,773
Black Hills Corp.:
3.88%, 10/15/2049	152,000	143,201
4.20%, 9/15/2046	182,000	181,294
4.35%, 5/1/2033	138,000	140,614
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	219,000	213,882
3.95%, 3/1/2048	327,000	340,430
Series AC, 4.25%, 2/1/2049	297,000	323,451
Series AD, 2.90%, 7/1/2050	187,000	164,121
Series AF, 3.35%, 4/1/2051	148,000	141,679
Series AH, 3.60%, 3/1/2052	208,000	208,372
Series K2, 6.95%, 3/15/2033	137,000	176,581
CenterPoint Energy, Inc. 3.70%, 9/1/2049	175,000	164,568
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	150,000	158,776
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	141,000	163,801
CMS Energy Corp. 4.88%, 3/1/2044	216,000	237,924
Commonwealth Edison Co.:
3.00%, 3/1/2050	282,000	251,936
3.65%, 6/15/2046	301,000	296,605
3.80%, 10/1/2042	146,000	145,644
4.00%, 3/1/2048 (a)	259,000	275,001
4.00%, 3/1/2049	344,000	356,012
4.35%, 11/15/2045	212,000	226,471
5.90%, 3/15/2036	274,000	335,853
6.45%, 1/15/2038	152,000	198,398
Series 123, 3.75%, 8/15/2047	341,000	338,340
Series 127, 3.20%, 11/15/2049	147,000	135,118

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 130, 3.13%, 3/15/2051	$20,000	$18,148
Series 131, 2.75%, 9/1/2051	172,000	145,457
Series 133, 3.85%, 3/15/2052	156,000	161,682
Connecticut Light & Power Co.:
4.00%, 4/1/2048	335,000	351,706
4.30%, 4/15/2044	238,000	252,480
Series A, 4.15%, 6/1/2045	5,000	5,217
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	297,000	263,062
3.60%, 6/15/2061	226,000	209,703
3.70%, 11/15/2059	145,000	133,693
3.85%, 6/15/2046	152,000	147,153
3.95%, 3/1/2043	281,000	274,121
4.45%, 3/15/2044	316,000	331,531
4.50%, 12/1/2045	149,000	156,858
4.50%, 5/15/2058	299,000	316,103
4.63%, 12/1/2054	429,000	465,289
5.70%, 6/15/2040	146,000	173,720
Series 05-A, 5.30%, 3/1/2035	147,000	164,947
Series 06-A, 5.85%, 3/15/2036	147,000	172,654
Series 07-A, 6.30%, 8/15/2037	146,000	183,024
Series 08-B, 6.75%, 4/1/2038	374,000	488,227
Series 09-C, 5.50%, 12/1/2039	301,000	352,980
Series 12-A, 4.20%, 3/15/2042	327,000	329,832
Series 2017, 3.88%, 6/15/2047	309,000	300,382
Series 20B, 3.95%, 4/1/2050	100,000	103,379
Series C, 3.00%, 12/1/2060	80,000	65,034
Series C, 4.00%, 11/15/2057	253,000	247,029
Series C, 4.30%, 12/1/2056	299,000	308,239
Series E, 4.65%, 12/1/2048	254,000	278,493
Constellation Energy Generation LLC:
5.60%, 6/15/2042	276,000	294,028
5.75%, 10/1/2041	145,000	156,630
6.25%, 10/1/2039	466,000	527,838
Consumers Energy Co.:
2.50%, 5/1/2060	162,000	123,951
2.65%, 8/15/2052	228,000	189,589
3.10%, 8/15/2050	30,000	27,459
3.25%, 8/15/2046	154,000	143,419
3.50%, 8/1/2051	207,000	203,065
3.75%, 2/15/2050	147,000	147,592
3.95%, 5/15/2043	222,000	227,519
3.95%, 7/15/2047	167,000	173,824
4.05%, 5/15/2048	110,000	115,971
4.35%, 4/15/2049	216,000	236,406
Security Description	Principal Amount	Value
Dayton Power & Light Co. 3.95%, 6/15/2049	$206,000	$205,530
Delmarva Power & Light Co. 4.15%, 5/15/2045	146,000	147,860
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	43,000	45,778
5.10%, 6/1/2065	110,000	128,843
5.30%, 5/15/2033	124,000	142,635
5.45%, 2/1/2041	11,000	12,938
6.05%, 1/15/2038	294,000	360,917
6.63%, 2/1/2032	36,000	44,347
Series A, 2.30%, 12/1/2031 (a)	80,000	73,136
Dominion Energy, Inc.:
7.00%, 6/15/2038	147,000	190,600
Series A, 4.60%, 3/15/2049	100,000	108,896
Series B, 3.30%, 4/15/2041	257,000	233,335
Series B, 5.95%, 6/15/2035	149,000	174,461
Series C, 4.05%, 9/15/2042	193,000	189,891
Series C, 4.90%, 8/1/2041	189,000	205,836
Series E, 6.30%, 3/15/2033	135,000	161,868
Series F, 5.25%, 8/1/2033	29,000	32,466
DTE Electric Co.:
2.95%, 3/1/2050	130,000	116,607
3.70%, 3/15/2045	177,000	174,258
3.70%, 6/1/2046	160,000	159,850
3.75%, 8/15/2047	239,000	240,185
3.95%, 3/1/2049	298,000	307,917
4.30%, 7/1/2044	233,000	247,670
Series A, 4.00%, 4/1/2043	65,000	66,452
Series A, 4.05%, 5/15/2048	204,000	214,426
Series B, 3.65%, 3/1/2052 (a)	208,000	210,095
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	30,000	27,867
3.45%, 4/15/2051	41,000	39,765
3.55%, 3/15/2052	393,000	388,948
3.70%, 12/1/2047	130,000	128,739
3.75%, 6/1/2045	230,000	225,595
3.88%, 3/15/2046	235,000	238,845
3.95%, 3/15/2048	257,000	265,478
4.00%, 9/30/2042	274,000	281,428
4.25%, 12/15/2041	199,000	208,425
5.30%, 2/15/2040	307,000	363,519
6.00%, 1/15/2038	293,000	365,611
6.05%, 4/15/2038	249,000	310,481
6.10%, 6/1/2037	181,000	214,977
6.45%, 10/15/2032	147,000	178,928
Duke Energy Corp.:
3.30%, 6/15/2041	289,000	261,626
3.50%, 6/15/2051	20,000	18,232
3.75%, 9/1/2046	526,000	495,839
3.95%, 8/15/2047	295,000	286,749
4.20%, 6/15/2049	216,000	216,760
4.80%, 12/15/2045	304,000	324,964

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Florida LLC:
2.40%, 12/15/2031	$87,000	$80,351
3.40%, 10/1/2046	236,000	220,202
3.85%, 11/15/2042	130,000	129,614
4.20%, 7/15/2048	186,000	197,071
5.65%, 4/1/2040	171,000	207,257
6.35%, 9/15/2037	300,000	381,897
6.40%, 6/15/2038	287,000	375,161
Duke Energy Indiana LLC:
2.75%, 4/1/2050	228,000	191,917
3.75%, 5/15/2046	157,000	156,218
6.12%, 10/15/2035	148,000	172,435
6.35%, 8/15/2038	149,000	188,530
6.45%, 4/1/2039	161,000	205,547
Series WWW, 4.90%, 7/15/2043	9,000	9,989
Series YYY, 3.25%, 10/1/2049	230,000	209,217
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	147,000	143,438
4.30%, 2/1/2049	125,000	133,489
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	81,254
3.40%, 4/1/2032 (a)	527,000	530,014
3.60%, 9/15/2047	197,000	194,075
3.70%, 10/15/2046	297,000	295,319
4.00%, 4/1/2052	100,000	106,223
4.10%, 5/15/2042	105,000	108,112
4.10%, 3/15/2043	208,000	213,608
4.15%, 12/1/2044	146,000	151,031
4.20%, 8/15/2045	286,000	301,164
4.38%, 3/30/2044	144,000	152,385
6.30%, 4/1/2038	2,000	2,534
El Paso Electric Co.:
5.00%, 12/1/2044	150,000	161,673
6.00%, 5/15/2035	148,000	174,874
Emera US Finance L.P.:
2.64%, 6/15/2031	26,000	23,373
4.75%, 6/15/2046	433,000	452,849
Entergy Arkansas LLC:
2.65%, 6/15/2051	230,000	188,853
3.35%, 6/15/2052	280,000	260,711
4.20%, 4/1/2049	265,000	282,342
Entergy Corp. 3.75%, 6/15/2050	339,000	319,521
Entergy Louisiana LLC:
2.35%, 6/15/2032	80,000	72,934
2.90%, 3/15/2051	297,000	256,448
3.10%, 6/15/2041	201,000	184,612
4.00%, 3/15/2033	147,000	153,296
4.20%, 9/1/2048	377,000	398,900
4.20%, 4/1/2050	220,000	232,036
Entergy Mississippi LLC:
3.50%, 6/1/2051	102,000	96,548
3.85%, 6/1/2049	268,000	268,721
Security Description	Principal Amount	Value
Entergy Texas, Inc.:
3.55%, 9/30/2049	$169,000	$158,711
4.50%, 3/30/2039	111,000	115,976
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	192,000	172,197
3.45%, 4/15/2050	271,000	252,174
4.10%, 4/1/2043	208,000	208,836
4.25%, 12/1/2045	39,000	40,119
Evergy Metro, Inc.:
4.20%, 6/15/2047	181,000	187,672
4.20%, 3/15/2048	148,000	155,462
5.30%, 10/1/2041	146,000	170,169
Series 2019, 4.13%, 4/1/2049	219,000	226,032
Series B, 6.05%, 11/15/2035	30,000	36,932
Eversource Energy 3.45%, 1/15/2050	149,000	136,100
Exelon Corp.:
4.10%, 3/15/2052 (c)	168,000	171,036
4.45%, 4/15/2046	417,000	435,807
4.70%, 4/15/2050	154,000	169,488
5.10%, 6/15/2045	143,000	160,194
5.63%, 6/15/2035	147,000	167,631
Series *, 4.95%, 6/15/2035	146,000	156,857
Florida Power & Light Co.:
2.45%, 2/3/2032	97,000	91,308
2.88%, 12/4/2051	480,000	430,334
3.15%, 10/1/2049 (a)	340,000	318,923
3.70%, 12/1/2047	279,000	283,662
3.80%, 12/15/2042	151,000	154,206
3.95%, 3/1/2048	381,000	405,933
3.99%, 3/1/2049	299,000	320,387
4.13%, 6/1/2048	170,000	185,375
5.25%, 2/1/2041	275,000	327,467
5.63%, 4/1/2034	117,000	141,720
5.65%, 2/1/2037	256,000	308,956
5.69%, 3/1/2040	306,000	383,626
5.95%, 2/1/2038	329,000	414,573
5.96%, 4/1/2039	208,000	262,908
Georgia Power Co.:
4.30%, 3/15/2042	494,000	499,503
4.30%, 3/15/2043	149,000	149,446
Series 10-C, 4.75%, 9/1/2040	233,000	247,973
Series A, 3.25%, 3/15/2051	383,000	333,616
Series B, 3.70%, 1/30/2050	208,000	193,825
Iberdrola International B.V. 6.75%, 7/15/2036	164,000	214,256
Idaho Power Co. Series K, 4.20%, 3/1/2048	223,000	236,264
Indiana Michigan Power Co.:
3.25%, 5/1/2051	183,000	164,085
4.25%, 8/15/2048	110,000	113,388
6.05%, 3/15/2037	78,000	94,566
Series K, 4.55%, 3/15/2046	229,000	242,589
Series L, 3.75%, 7/1/2047	148,000	142,351

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Interstate Power & Light Co.:
3.10%, 11/30/2051	$146,000	$125,335
3.50%, 9/30/2049	182,000	166,883
3.70%, 9/15/2046	70,000	66,940
6.25%, 7/15/2039	99,000	125,467
ITC Holdings Corp. 5.30%, 7/1/2043	159,000	180,756
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	25,522
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	118,841	129,079
Kentucky Utilities Co.:
3.30%, 6/1/2050	177,000	161,020
4.38%, 10/1/2045	183,000	190,494
5.13%, 11/1/2040	271,000	303,916
Louisville Gas & Electric Co. 4.25%, 4/1/2049	260,000	271,339
MidAmerican Energy Co.:
2.70%, 8/1/2052	60,000	51,596
3.15%, 4/15/2050	186,000	171,672
3.65%, 8/1/2048	272,000	269,397
3.95%, 8/1/2047	225,000	233,237
4.25%, 5/1/2046	199,000	214,078
4.25%, 7/15/2049	483,000	528,402
4.40%, 10/15/2044	193,000	208,457
4.80%, 9/15/2043	145,000	164,647
6.75%, 12/30/2031	63,000	79,556
Series MTN, 5.80%, 10/15/2036	180,000	219,870
Mississippi Power Co.:
Series 12-A, 4.25%, 3/15/2042	17,000	16,937
Series B, 3.10%, 7/30/2051	148,000	126,145
National Grid USA 5.80%, 4/1/2035	121,000	137,428
National Rural Utilities Cooperative Finance Corp.:
2.75%, 4/15/2032	235,000	221,934
4.02%, 11/1/2032	146,000	150,088
4.30%, 3/15/2049	198,000	212,527
4.40%, 11/1/2048	148,000	159,976
Series C, 8.00%, 3/1/2032	62,000	83,479
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	120,000	107,174
Series N, 6.65%, 4/1/2036	146,000	187,613
Series R, 6.75%, 7/1/2037	105,000	136,656
NextEra Energy Capital Holdings, Inc. 3.00%, 1/15/2052	265,000	226,456
Northern States Power Co.:
2.60%, 6/1/2051	130,000	109,470
2.90%, 3/1/2050	258,000	229,034
3.60%, 5/15/2046	223,000	222,066
3.60%, 9/15/2047	250,000	247,042
Security Description	Principal Amount	Value
4.00%, 8/15/2045	$275,000	$283,503
4.13%, 5/15/2044	136,000	142,096
5.35%, 11/1/2039	147,000	176,418
6.20%, 7/1/2037	165,000	210,192
6.25%, 6/1/2036	114,000	143,999
NorthWestern Corp. 4.18%, 11/15/2044	227,000	236,094
NSTAR Electric Co.:
3.10%, 6/1/2051	197,000	177,948
4.40%, 3/1/2044	196,000	208,373
5.50%, 3/15/2040	152,000	182,519
Oglethorpe Power Corp.:
3.75%, 8/1/2050	153,000	143,907
5.05%, 10/1/2048	240,000	268,111
5.25%, 9/1/2050	146,000	164,889
5.38%, 11/1/2040	193,000	218,387
5.95%, 11/1/2039	145,000	171,290
Ohio Edison Co. 6.88%, 7/15/2036	144,000	187,085
Ohio Power Co.:
4.00%, 6/1/2049	274,000	272,559
4.15%, 4/1/2048	149,000	151,840
Series R, 2.90%, 10/1/2051	276,000	230,410
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	155,000	153,132
4.15%, 4/1/2047	146,000	148,700
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051 (c)	195,000	166,477
3.70%, 5/15/2050	263,000	264,562
3.75%, 4/1/2045	309,000	306,256
3.80%, 9/30/2047	223,000	225,449
3.80%, 6/1/2049	292,000	295,857
4.55%, 12/1/2041	5,000	5,485
5.25%, 9/30/2040	253,000	299,167
5.30%, 6/1/2042	146,000	174,682
7.25%, 1/15/2033	56,000	73,560
7.50%, 9/1/2038	239,000	340,358
5.35%, 10/1/2052	13,000	16,517
Series *, 3.10%, 9/15/2049	273,000	250,357
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	353,000	289,442
3.50%, 8/1/2050	679,000	540,776
3.75%, 8/15/2042	80,000	65,710
3.95%, 12/1/2047	400,000	331,432
4.00%, 12/1/2046	115,000	95,680
4.20%, 6/1/2041	325,000	284,479
4.25%, 3/15/2046	276,000	238,834
4.30%, 3/15/2045	309,000	264,733
4.45%, 4/15/2042	160,000	143,019
4.50%, 7/1/2040	723,000	660,757
4.60%, 6/15/2043	146,000	130,623
4.75%, 2/15/2044	310,000	281,285
4.95%, 7/1/2050	750,000	709,927
5.25%, 3/1/2052	163,000	164,751

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PacifiCorp:
2.90%, 6/15/2052	$50,000	$43,891
3.30%, 3/15/2051	263,000	242,725
4.10%, 2/1/2042	158,000	159,504
4.13%, 1/15/2049	198,000	206,524
4.15%, 2/15/2050	146,000	152,758
5.25%, 6/15/2035	109,000	123,150
5.75%, 4/1/2037	366,000	431,144
6.00%, 1/15/2039	364,000	450,945
6.10%, 8/1/2036	144,000	174,516
6.25%, 10/15/2037	243,000	303,140
6.35%, 7/15/2038	74,000	94,164
7.70%, 11/15/2031	1,000	1,327
PECO Energy Co.:
2.85%, 9/15/2051 (a)	241,000	209,511
3.00%, 9/15/2049	37,000	33,090
3.05%, 3/15/2051	130,000	117,311
3.70%, 9/15/2047	151,000	151,612
3.90%, 3/1/2048	267,000	275,656
4.15%, 10/1/2044	105,000	110,202
Potomac Electric Power Co.:
4.15%, 3/15/2043	155,000	160,985
6.50%, 11/15/2037	65,000	85,169
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	238,000	242,094
4.13%, 6/15/2044	154,000	157,425
4.15%, 10/1/2045	208,000	213,535
4.15%, 6/15/2048	186,000	196,310
4.75%, 7/15/2043 (a)	90,000	100,438
6.25%, 5/15/2039	45,000	57,722
Progress Energy, Inc.:
6.00%, 12/1/2039	222,000	265,246
7.00%, 10/30/2031	72,000	89,562
7.75%, 3/1/2031	68,000	87,417
Public Service Co. of Colorado:
3.80%, 6/15/2047	153,000	153,975
4.05%, 9/15/2049	71,000	74,281
4.10%, 6/15/2048	50,000	52,716
4.30%, 3/15/2044	204,000	215,695
6.50%, 8/1/2038	145,000	189,276
Series 17, 6.25%, 9/1/2037	146,000	188,622
Series 34, 3.20%, 3/1/2050	167,000	155,611
Series 36, 2.70%, 1/15/2051	148,000	124,644
Public Service Co. of New Hampshire 3.60%, 7/1/2049	192,000	185,512
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	156,000	136,533
Public Service Electric & Gas Co.:
Series MTN, 3.00%, 3/1/2051	152,000	135,554
Series MTN, 3.15%, 1/1/2050	235,000	215,958
Series MTN, 3.20%, 8/1/2049	248,000	230,625
Security Description	Principal Amount	Value
Series MTN, 3.60%, 12/1/2047	$229,000	$225,004
Series MTN, 3.65%, 9/1/2042	67,000	65,731
Series MTN, 3.80%, 1/1/2043	20,000	19,988
Series MTN, 3.80%, 3/1/2046	312,000	314,115
Series MTN, 3.85%, 5/1/2049	274,000	280,965
Series MTN, 3.95%, 5/1/2042	50,000	51,011
Series MTN, 4.15%, 11/1/2045	73,000	75,024
Series MTN, 5.50%, 3/1/2040	105,000	126,603
Series MTN, 5.80%, 5/1/2037	41,000	50,394
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	146,000	124,709
3.25%, 9/15/2049	243,000	217,580
4.22%, 6/15/2048	311,000	323,095
4.30%, 5/20/2045	165,000	171,404
5.64%, 4/15/2041	110,000	130,457
5.76%, 10/1/2039	107,000	129,138
5.80%, 3/15/2040	131,000	158,367
6.27%, 3/15/2037	148,000	181,745
San Diego Gas & Electric Co.:
3.70%, 3/15/2052	381,000	382,273
4.15%, 5/15/2048	152,000	160,448
4.50%, 8/15/2040	254,000	273,784
6.00%, 6/1/2039	151,000	186,604
Series RRR, 3.75%, 6/1/2047	167,000	163,550
Series TTT, 4.10%, 6/15/2049	177,000	184,485
Series UUU, 3.32%, 4/15/2050	233,000	216,553
Series WWW, 2.95%, 8/15/2051	100,000	87,878
Sempra Energy:
3.80%, 2/1/2038	295,000	290,351
4.00%, 2/1/2048	144,000	142,785
6.00%, 10/15/2039	234,000	286,505
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	532	546
Southern California Edison Co.:
3.45%, 2/1/2052	328,000	295,367
3.65%, 2/1/2050	444,000	410,389
4.00%, 4/1/2047	443,000	426,893
4.05%, 3/15/2042	283,000	273,344
4.50%, 9/1/2040	228,000	230,586
4.65%, 10/1/2043	352,000	365,897
5.50%, 3/15/2040	350,000	392,234
5.63%, 2/1/2036	159,000	177,344

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 1/15/2034	$150,000	$174,877
6.05%, 3/15/2039	185,000	217,240
Series 04-G, 5.75%, 4/1/2035	137,000	156,709
Series 05-E, 5.35%, 7/15/2035	151,000	165,490
Series 06-E, 5.55%, 1/15/2037	89,000	98,694
Series 08-A, 5.95%, 2/1/2038	286,000	333,153
Series 13-A, 3.90%, 3/15/2043	210,000	195,691
Series 20A, 2.95%, 2/1/2051	218,000	178,980
Series B, 4.88%, 3/1/2049	302,000	322,871
Series C, 3.60%, 2/1/2045	20,000	17,944
Series C, 4.13%, 3/1/2048	443,000	433,400
Series H, 3.65%, 6/1/2051	146,000	135,676
Southern Co.:
4.25%, 7/1/2036	177,000	179,329
4.40%, 7/1/2046	718,000	736,876
Southern Power Co.:
5.15%, 9/15/2041	350,000	372,179
5.25%, 7/15/2043	50,000	53,661
Series F, 4.95%, 12/15/2046	316,000	336,619
Southwestern Electric Power Co.:
6.20%, 3/15/2040	146,000	179,336
Series J, 3.90%, 4/1/2045	196,000	184,897
Series L, 3.85%, 2/1/2048	80,000	75,006
Southwestern Public Service Co.:
3.40%, 8/15/2046	200,000	185,768
3.70%, 8/15/2047	329,000	320,439
3.75%, 6/15/2049	194,000	192,592
4.50%, 8/15/2041	50,000	53,140
Series 6, 4.40%, 11/15/2048	149,000	160,084
Series 8, 3.15%, 5/1/2050	100,000	90,344
Tampa Electric Co.:
3.45%, 3/15/2051	90,000	83,926
3.63%, 6/15/2050	60,000	57,333
4.10%, 6/15/2042	321,000	323,359
4.30%, 6/15/2048	151,000	160,922
4.35%, 5/15/2044	90,000	93,337
4.45%, 6/15/2049	90,000	97,824
Toledo Edison Co. 6.15%, 5/15/2037	143,000	175,284
Tucson Electric Power Co.:
3.25%, 5/15/2032	151,000	147,518
3.25%, 5/1/2051	50,000	44,122
4.00%, 6/15/2050	166,000	165,738
4.85%, 12/1/2048	153,000	172,550
Union Electric Co.:
2.15%, 3/15/2032	89,000	81,006
2.63%, 3/15/2051	148,000	122,318
3.25%, 10/1/2049	179,000	163,651
3.65%, 4/15/2045	50,000	47,789
Security Description	Principal Amount	Value
3.90%, 9/15/2042	$177,000	$175,442
3.90%, 4/1/2052 (e)	190,000	196,711
4.00%, 4/1/2048	201,000	207,711
5.30%, 8/1/2037	148,000	166,953
8.45%, 3/15/2039	145,000	213,523
Virginia Electric & Power Co.:
2.45%, 12/15/2050	388,000	312,033
2.95%, 11/15/2051	273,000	240,529
3.30%, 12/1/2049 (a)	186,000	174,369
4.00%, 1/15/2043	187,000	189,272
4.45%, 2/15/2044	244,000	260,402
4.60%, 12/1/2048	258,000	291,883
6.35%, 11/30/2037	100,000	128,306
8.88%, 11/15/2038	289,000	459,724
Series A, 6.00%, 5/15/2037	276,000	337,904
Series B, 3.80%, 9/15/2047	244,000	242,809
Series B, 4.20%, 5/15/2045	147,000	152,977
Series B, 6.00%, 1/15/2036	152,000	184,669
Series C, 4.00%, 11/15/2046	227,000	233,445
Series D, 4.65%, 8/15/2043 (a)	329,000	359,248
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	119,000	127,201
5.70%, 12/1/2036	171,000	202,243
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	146,000	141,754
6.38%, 8/15/2037	82,000	103,163
Wisconsin Public Service Corp.:
2.85%, 12/1/2051	145,000	124,324
3.30%, 9/1/2049	233,000	213,500
3.67%, 12/1/2042	114,000	110,005
4.75%, 11/1/2044	146,000	161,291
Xcel Energy, Inc.:
3.50%, 12/1/2049	239,000	221,663
6.50%, 7/1/2036	141,000	176,862
		97,640,940
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	152,000	129,057
2.80%, 12/21/2051	357,000	306,324
5.25%, 11/15/2039	72,000	83,391
6.13%, 4/15/2039	62,000	80,106
		598,878
ELECTRONICS — 0.2%
Arrow Electronics, Inc. 2.95%, 2/15/2032	103,000	94,711
Fortive Corp. 4.30%, 6/15/2046	198,000	208,187
Honeywell International, Inc.:
2.80%, 6/1/2050 (a)	260,000	239,871
3.81%, 11/21/2047	251,000	267,056
5.70%, 3/15/2036	169,000	209,398
5.70%, 3/15/2037	259,000	322,175
5.38%, 3/1/2041	112,000	138,957

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TD SYNNEX Corp. 2.65%, 8/9/2031 (c)	$11,000	$9,464
Tyco Electronics Group SA 7.13%, 10/1/2037	140,000	189,017
		1,678,836
ENTERTAINMENT — 0.6%
Magallanes, Inc.:
5.05%, 3/15/2042 (c)	431,000	439,702
5.14%, 3/15/2052 (c)	1,426,000	1,459,853
5.39%, 3/15/2062 (c)	3,341,000	3,451,988
		5,351,543
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
1.75%, 2/15/2032	137,000	117,706
2.38%, 3/15/2033 (a)	195,000	174,599
3.05%, 3/1/2050	279,000	243,408
5.70%, 5/15/2041	15,000	18,017
6.20%, 3/1/2040	102,000	128,160
Waste Connections, Inc.:
2.95%, 1/15/2052	217,000	185,759
3.05%, 4/1/2050	172,000	149,134
3.20%, 6/1/2032	213,000	207,603
Waste Management, Inc.:
2.50%, 11/15/2050	147,000	118,802
2.95%, 6/1/2041	189,000	170,943
4.10%, 3/1/2045	186,000	192,517
4.15%, 7/15/2049	297,000	317,045
		2,023,693
FOOD — 1.5%
Campbell Soup Co.:
3.13%, 4/24/2050	221,000	184,517
4.80%, 3/15/2048	248,000	269,073
Conagra Brands, Inc.:
5.30%, 11/1/2038	453,000	497,335
5.40%, 11/1/2048	336,000	384,206
General Mills, Inc.:
3.00%, 2/1/2051 (a)	158,000	136,559
4.15%, 2/15/2043	20,000	20,431
4.70%, 4/17/2048	270,000	303,612
5.40%, 6/15/2040	245,000	288,044
Hershey Co.:
2.65%, 6/1/2050	201,000	170,607
3.13%, 11/15/2049	196,000	181,733
3.38%, 8/15/2046	201,000	194,498
Hormel Foods Corp. 3.05%, 6/3/2051	330,000	297,512
Ingredion, Inc. 3.90%, 6/1/2050	303,000	294,922
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 4.38%, 2/2/2052 (c)	225,000	195,678
JM Smucker Co.:
2.75%, 9/15/2041	218,000	178,320
Security Description	Principal Amount	Value
3.55%, 3/15/2050	$227,000	$205,648
4.25%, 3/15/2035	149,000	153,007
4.38%, 3/15/2045	249,000	254,461
Kellogg Co. 4.50%, 4/1/2046	323,000	351,069
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	179,000	217,515
Kraft Heinz Foods Co. 4.88%, 10/1/2049	3,000,000	3,162,930
Kroger Co 3.95%, 1/15/2050	234,000	235,893
Kroger Co.:
3.88%, 10/15/2046	281,000	276,068
4.45%, 2/1/2047	285,000	302,926
4.65%, 1/15/2048	241,000	262,815
5.00%, 4/15/2042	190,000	211,605
5.15%, 8/1/2043	191,000	218,827
5.40%, 7/15/2040	193,000	223,399
5.40%, 1/15/2049	148,000	179,370
6.90%, 4/15/2038	55,000	72,444
McCormick & Co., Inc. 4.20%, 8/15/2047	223,000	232,451
Mondelez International, Inc.:
1.88%, 10/15/2032 (a)	148,000	127,663
2.63%, 9/4/2050	411,000	333,851
Sysco Corp.:
3.15%, 12/14/2051	322,000	275,535
3.30%, 2/15/2050	135,000	117,565
4.45%, 3/15/2048	232,000	240,605
4.50%, 4/1/2046	221,000	228,952
4.85%, 10/1/2045	270,000	287,434
5.38%, 9/21/2035	43,000	49,061
6.60%, 4/1/2040	216,000	281,066
6.60%, 4/1/2050	440,000	589,530
Tyson Foods, Inc.:
4.55%, 6/2/2047	331,000	353,055
4.88%, 8/15/2034	127,000	137,119
5.10%, 9/28/2048	599,000	696,415
		13,875,326
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	249,000	252,262
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	108,899
8.88%, 5/15/2031	26,000	36,459
International Paper Co.:
4.35%, 8/15/2048	306,000	321,462
4.40%, 8/15/2047	347,000	364,163
4.80%, 6/15/2044	436,000	465,312
5.15%, 5/15/2046	148,000	169,127
6.00%, 11/15/2041	167,000	200,103
7.30%, 11/15/2039	211,000	280,851
		2,198,638

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
GAS — 0.7%
Atmos Energy Corp.:
2.85%, 2/15/2052	$225,000	$192,128
3.38%, 9/15/2049	231,000	215,622
4.13%, 10/15/2044	213,000	217,362
4.13%, 3/15/2049	147,000	154,535
4.15%, 1/15/2043	208,000	209,231
4.30%, 10/1/2048	156,000	166,138
5.50%, 6/15/2041	143,000	169,787
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	98,000	99,545
5.85%, 1/15/2041	85,000	101,594
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	152,000	144,392
NiSource, Inc.:
3.95%, 3/30/2048	242,000	231,204
4.38%, 5/15/2047	301,000	305,855
4.80%, 2/15/2044	188,000	195,774
5.25%, 2/15/2043	219,000	237,118
5.65%, 2/1/2045	77,000	87,197
5.95%, 6/15/2041	217,000	254,561
ONE Gas, Inc.:
4.50%, 11/1/2048	45,000	48,016
4.66%, 2/1/2044	306,000	326,615
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	105,000	93,524
3.64%, 11/1/2046	90,000	83,744
4.65%, 8/1/2043	135,000	144,200
Southern California Gas Co.:
3.75%, 9/15/2042	132,000	129,437
5.13%, 11/15/2040	125,000	143,071
Series UU, 4.13%, 6/1/2048	118,000	121,577
Series VV, 4.30%, 1/15/2049	154,000	165,870
Series WW, 3.95%, 2/15/2050	153,000	157,749
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	181,000	171,879
4.40%, 6/1/2043	158,000	156,953
4.40%, 5/30/2047	120,000	120,863
5.88%, 3/15/2041	202,000	238,540
Series 21A, 3.15%, 9/30/2051	50,000	42,684
Southwest Gas Corp.:
3.18%, 8/15/2051	151,000	123,607
3.80%, 9/29/2046	86,000	78,785
4.15%, 6/1/2049	231,000	226,098
Spire Missouri, Inc. 3.30%, 6/1/2051	78,000	71,129
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	143,000	140,207
Security Description	Principal Amount	Value
Series MTN, 3.65%, 9/15/2049	$131,000	$126,315
		5,892,906
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	195,000	178,704
4.10%, 3/1/2048	179,000	189,745
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050 (a)	256,000	211,502
4.85%, 11/15/2048	186,000	215,511
5.20%, 9/1/2040	259,000	297,570
		1,093,032
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
4.75%, 11/30/2036	706,000	822,342
4.75%, 4/15/2043	173,000	200,235
4.90%, 11/30/2046	1,307,000	1,595,442
5.30%, 5/27/2040	121,000	148,198
6.00%, 4/1/2039	267,000	348,312
6.15%, 11/30/2037	175,000	229,259
Baxter International, Inc.:
2.54%, 2/1/2032 (c)	149,000	136,249
3.13%, 12/1/2051 (c)	245,000	210,411
3.50%, 8/15/2046	176,000	161,355
Boston Scientific Corp.:
4.55%, 3/1/2039	270,000	288,209
4.70%, 3/1/2049	195,000	217,409
6.75%, 11/15/2035	7,000	8,785
7.38%, 1/15/2040	192,000	270,753
Danaher Corp.:
2.60%, 10/1/2050	427,000	352,600
2.80%, 12/10/2051	384,000	326,389
4.38%, 9/15/2045	120,000	127,070
DH Europe Finance II Sarl:
3.25%, 11/15/2039	301,000	286,531
3.40%, 11/15/2049	391,000	369,174
Koninklijke Philips NV:
5.00%, 3/15/2042	239,000	264,346
6.88%, 3/11/2038	354,000	464,416
Medtronic, Inc.:
4.00%, 4/1/2043	3,000	3,214
4.38%, 3/15/2035	702,000	779,964
4.63%, 3/15/2045 (a)	777,000	903,247
PerkinElmer, Inc. 3.63%, 3/15/2051	146,000	138,307
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	349,000	326,580
Stryker Corp.:
2.90%, 6/15/2050 (a)	354,000	307,357
4.10%, 4/1/2043	235,000	238,234
4.38%, 5/15/2044	266,000	276,281
4.63%, 3/15/2046	30,000	33,367
Thermo Fisher Scientific, Inc.:
2.00%, 10/15/2031	99,000	88,953

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 10/15/2041	$579,000	$517,377
4.10%, 8/15/2047	146,000	157,776
5.30%, 2/1/2044	201,000	246,719
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	220,000	221,327
5.75%, 11/30/2039	180,000	208,280
		11,274,468
HEALTH CARE SERVICES — 4.6%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	50,000	41,934
Adventist Health System 3.63%, 3/1/2049	60,000	57,885
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	146,000	138,904
4.27%, 8/15/2048	144,000	156,345
Series 2020, 3.01%, 6/15/2050	146,000	129,171
Aetna, Inc.:
3.88%, 8/15/2047	452,000	440,637
4.13%, 11/15/2042	173,000	169,881
4.50%, 5/15/2042	317,000	329,331
4.75%, 3/15/2044	157,000	167,852
6.63%, 6/15/2036	238,000	300,023
6.75%, 12/15/2037	118,000	151,386
AHS Hospital Corp.:
5.02%, 7/1/2045	250,000	296,575
Series 2021, 2.78%, 7/1/2051	148,000	124,714
Allina Health System:
Series 2019, 3.89%, 4/15/2049	168,000	170,466
Series 2021, 2.90%, 11/15/2051	148,000	124,116
Anthem, Inc.:
3.13%, 5/15/2050	241,000	214,314
3.60%, 3/15/2051	433,000	416,996
3.70%, 9/15/2049	185,000	180,427
4.38%, 12/1/2047	498,000	535,664
4.55%, 3/1/2048	361,000	398,609
4.63%, 5/15/2042	386,000	422,917
4.65%, 1/15/2043	543,000	597,626
4.65%, 8/15/2044	361,000	393,757
5.10%, 1/15/2044	165,000	190,372
5.85%, 1/15/2036	91,000	109,894
5.95%, 12/15/2034	105,000	126,788
6.38%, 6/15/2037	105,000	134,435
Ascension Health:
3.95%, 11/15/2046	421,000	440,526
4.85%, 11/15/2053	160,000	199,394
Series B, 3.11%, 11/15/2039	148,000	137,917
Banner Health:
2.91%, 1/1/2042	145,000	127,523
2.91%, 1/1/2051	164,000	140,884
Security Description	Principal Amount	Value
Series 2020, 3.18%, 1/1/2050	$104,000	$94,852
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	35,000	28,321
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	139,000	127,794
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	147,000	151,670
Baylor Scott & White Holdings:
3.97%, 11/15/2046	85,000	88,650
4.19%, 11/15/2045	216,000	228,113
Series 2021, 2.84%, 11/15/2050	275,000	231,588
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051 (a)	151,000	130,864
BHSH System Obligated Group Series 19A, 3.49%, 7/15/2049	183,000	173,612
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	200,000	174,202
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	146,000	126,048
Children's Health System of Texas 2.51%, 8/15/2050	198,000	156,913
Children's Hospital Corp.:
Series 2017, 4.12%, 1/1/2047	186,000	202,156
Series 2020, 2.59%, 2/1/2050	149,000	124,767
Series 2020, 2.93%, 7/15/2050	9,000	7,402
Children's Hospital Medical Center 4.27%, 5/15/2044	148,000	159,460
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	130,000	107,710
City of Hope:
Series 2013, 5.62%, 11/15/2043	157,000	190,380
Series 2018, 4.38%, 8/15/2048	146,000	158,328
CommonSpirit Health:
3.82%, 10/1/2049	256,000	250,214
3.91%, 10/1/2050	176,000	168,289
4.19%, 10/1/2049	281,000	281,368
4.35%, 11/1/2042	245,000	247,531

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	$153,000	$130,269
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	147,000	135,459
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	255,000	264,606
Dignity Health:
4.50%, 11/1/2042	147,000	151,513
5.27%, 11/1/2064	176,000	206,029
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	192,000	200,383
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	169,000	165,642
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	51,000	54,862
4.50%, 7/1/2057	181,000	203,585
Series 2020, 2.68%, 9/1/2041	174,000	148,196
Series 2020, 2.88%, 9/1/2050	130,000	110,497
Hartford HealthCare Corp. 3.45%, 7/1/2054	147,000	138,695
HCA, Inc.:
3.50%, 7/15/2051	501,000	434,111
4.38%, 3/15/2042 (c)	100,000	98,845
4.63%, 3/15/2052 (c)	213,000	215,773
5.13%, 6/15/2039	445,000	480,725
5.25%, 6/15/2049	737,000	810,464
5.50%, 6/15/2047	549,000	619,788
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	125,000	126,808
Humana, Inc.:
2.15%, 2/3/2032	89,000	78,119
3.95%, 8/15/2049	144,000	143,385
4.63%, 12/1/2042	96,000	102,543
4.80%, 3/15/2047	234,000	259,635
4.95%, 10/1/2044	224,000	252,674
IHC Health Services, Inc. 4.13%, 5/15/2048	172,000	194,253
Indiana University Health, Inc. Obligated Group:
3.97%, 11/1/2048	294,000	306,177
Series 2021, 2.85%, 11/1/2051	50,000	42,676
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	203,000	201,475
Security Description	Principal Amount	Value
Iowa Health System Series 2020, 3.67%, 2/15/2050	$171,000	$171,657
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	227,000	234,521
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	574,000	618,204
4.88%, 4/1/2042	168,000	193,381
Series 2019, 3.27%, 11/1/2049	298,000	278,606
Series 2021, 2.81%, 6/1/2041	422,000	371,381
Series 2021, 3.00%, 6/1/2051	584,000	514,936
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	251,000	267,666
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055 (a)	171,000	178,199
Series 2017, 3.77%, 7/1/2048	155,000	152,877
Series 2020, 3.19%, 7/1/2049	60,000	53,828
Series 2020, 3.34%, 7/1/2060	131,000	118,809
Mayo Clinic:
3.77%, 11/15/2043	157,000	157,796
Series 2013, 4.00%, 11/15/2047	131,000	137,412
Series 2016, 4.13%, 11/15/2052	130,000	141,103
Series 2021, 3.20%, 11/15/2061	144,000	129,842
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	123,000	132,900
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150,000	140,633
Memorial Health Services 3.45%, 11/1/2049	190,000	179,255
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	147,000	156,396
5.00%, 7/1/2042	172,000	199,191
Series 2015, 4.20%, 7/1/2055	209,000	224,585
Series 2020, 2.96%, 1/1/2050	203,000	176,415
Methodist Hospital Series 20A, 2.71%, 12/1/2050	104,000	85,801
MidMichigan Health Series 2020, 3.41%, 6/1/2050	213,000	191,466

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Montefiore Obligated Group:
4.29%, 9/1/2050	$174,000	$149,064
Series 18-C, 5.25%, 11/1/2048	214,000	212,399
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	213,000	202,369
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	147,000	143,259
Series 2019, 3.74%, 7/1/2049	245,000	230,854
Series 2020, 3.39%, 7/1/2050	120,000	106,159
MultiCare Health System 2.80%, 8/15/2050	4,000	3,301
New York and Presbyterian Hospital:
2.26%, 8/1/2040	305,000	245,299
2.61%, 8/1/2060	43,000	33,851
4.06%, 8/1/2056	151,000	162,751
Series 2019, 3.95%, 8/1/2119	73,000	67,549
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	144,000	135,059
3.98%, 11/1/2046	317,000	306,628
4.26%, 11/1/2047	192,000	192,662
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	160,000	133,608
Novant Health, Inc. 3.17%, 11/1/2051	198,000	177,164
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050 (a)	191,000	154,101
NYU Langone Hospitals:
4.37%, 7/1/2047	192,000	194,675
4.78%, 7/1/2044	150,000	164,496
Series 13-A, 5.75%, 7/1/2043	171,000	209,111
Series 2020, 3.38%, 7/1/2055	164,000	144,809
OhioHealth Corp.:
2.83%, 11/15/2041	80,000	70,570
Series 2020, 3.04%, 11/15/2050	148,000	130,980
Orlando Health Obligated Group:
3.33%, 10/1/2050	81,000	73,947
4.09%, 10/1/2048	198,000	205,898
Security Description	Principal Amount	Value
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	$217,000	$253,699
Series 2020, 3.22%, 11/15/2050	116,000	101,319
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	226,000	183,175
Series 2042, 2.72%, 1/1/2042	218,000	179,761
Providence St Joseph Health Obligated Group Series 21A, 2.70%, 10/1/2051	181,000	143,718
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	157,000	158,543
Series I, 3.74%, 10/1/2047	146,000	140,935
Quest Diagnostics, Inc. 4.70%, 3/30/2045	200,000	216,180
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	66,000	58,954
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	130,000	123,630
3.95%, 7/1/2046	176,000	180,129
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	137,000	112,885
Sentara Healthcare Series 2021, 2.93%, 11/1/2051	150,000	130,388
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	146,000	118,527
Stanford Health Care:
3.03%, 8/15/2051	147,000	130,485
Series 2018, 3.80%, 11/15/2048	237,000	239,574
Summa Health 3.51%, 11/15/2051	195,000	186,087
Sutter Health:
Series 2018, 4.09%, 8/15/2048	162,000	164,728
Series 20A, 3.16%, 8/15/2040	146,000	128,514
Series 20A, 3.36%, 8/15/2050	183,000	165,626
Texas Health Resources:
2.33%, 11/15/2050	215,000	163,348
4.33%, 11/15/2055	175,000	194,341
Toledo Hospital:
5.75%, 11/15/2038	135,000	146,757
6.02%, 11/15/2048 (a)	212,000	241,307
Trinity Health Corp.:
4.13%, 12/1/2045	165,000	170,993
Series 2019, 3.43%, 12/1/2048	94,000	87,749

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2021, 2.63%, 12/1/2040	$176,000	$146,805
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	362,000	324,779
2.90%, 5/15/2050	506,000	450,011
3.13%, 5/15/2060 (a)	283,000	253,432
3.25%, 5/15/2051	667,000	630,175
3.50%, 8/15/2039	474,000	471,085
3.70%, 8/15/2049	467,000	475,313
3.75%, 10/15/2047	406,000	412,216
3.88%, 8/15/2059	420,000	435,330
3.95%, 10/15/2042	320,000	331,360
4.20%, 1/15/2047	158,000	171,379
4.25%, 3/15/2043	224,000	241,315
4.25%, 4/15/2047	198,000	215,963
4.25%, 6/15/2048	571,000	627,032
4.38%, 3/15/2042	200,000	217,776
4.45%, 12/15/2048	355,000	400,071
4.63%, 7/15/2035	319,000	357,168
4.63%, 11/15/2041	332,000	374,838
4.75%, 7/15/2045	735,000	851,968
5.70%, 10/15/2040	263,000	329,976
5.80%, 3/15/2036	362,000	449,716
5.95%, 2/15/2041	141,000	180,820
6.50%, 6/15/2037	285,000	377,363
6.63%, 11/15/2037	385,000	515,261
6.88%, 2/15/2038	546,000	760,321
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	153,000	129,209
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	189,000	214,791
Series 2021, 3.07%, 3/1/2051	22,000	18,461
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	153,000	119,680
		41,117,071
HOME BUILDERS — 0.1%
MDC Holdings, Inc.:
3.97%, 8/6/2061	144,000	112,175
6.00%, 1/15/2043	145,000	150,671
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	30,441
6.38%, 5/15/2033	29,000	33,792
7.88%, 6/15/2032	130,000	167,593
		494,672
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051	136,000	119,785
Whirlpool Corp.:
4.50%, 6/1/2046	192,000	196,474
Security Description	Principal Amount	Value
4.60%, 5/15/2050	$240,000	$251,697
		567,956
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 2.25%, 2/15/2032	149,000	130,970
Church & Dwight Co., Inc. 3.95%, 8/1/2047	270,000	278,362
Kimberly-Clark Corp.:
2.88%, 2/7/2050	173,000	155,589
3.20%, 7/30/2046	150,000	140,741
3.90%, 5/4/2047	175,000	182,362
5.30%, 3/1/2041	34,000	40,968
6.63%, 8/1/2037	351,000	474,387
		1,403,379
INSURANCE — 4.0%
Aflac, Inc.:
4.00%, 10/15/2046	199,000	202,333
4.75%, 1/15/2049	136,000	155,863
Alleghany Corp.:
3.25%, 8/15/2051	238,000	207,507
4.90%, 9/15/2044	154,000	169,289
Allstate Corp.:
3.85%, 8/10/2049 (a)	176,000	178,314
4.20%, 12/15/2046	330,000	351,632
4.50%, 6/15/2043	185,000	198,163
5.35%, 6/1/2033	73,000	83,365
5.55%, 5/9/2035	152,000	180,655
5.95%, 4/1/2036	147,000	179,724
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (b)	147,000	176,782
American Financial Group, Inc. 4.50%, 6/15/2047	161,000	164,453
American International Group, Inc.:
3.88%, 1/15/2035	350,000	356,269
4.38%, 6/30/2050	380,000	416,434
4.38%, 1/15/2055	315,000	336,275
4.50%, 7/16/2044	894,000	967,129
4.70%, 7/10/2035	149,000	159,797
4.75%, 4/1/2048	357,000	409,697
4.80%, 7/10/2045	283,000	318,924
6.25%, 5/1/2036	217,000	268,006
Aon Corp. 6.25%, 9/30/2040	159,000	198,505
Aon Corp./Aon Global Holdings PLC:
2.90%, 8/23/2051	137,000	113,011
3.90%, 2/28/2052	321,000	317,633
Aon Global, Ltd.:
4.45%, 5/24/2043	51,000	51,244
4.60%, 6/14/2044	257,000	267,910
Aon PLC 4.75%, 5/15/2045	5,000	5,380

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Arch Capital Finance LLC 5.03%, 12/15/2046	$334,000	$364,468
Arch Capital Group US, Inc. 5.14%, 11/1/2043	247,000	271,364
Arch Capital Group, Ltd.:
3.64%, 6/30/2050	228,000	209,603
7.35%, 5/1/2034	30,000	39,286
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	156,000	127,876
3.50%, 5/20/2051	294,000	264,597
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	143,000	123,738
Athene Holding, Ltd.:
3.45%, 5/15/2052	147,000	123,953
3.95%, 5/25/2051	161,000	147,486
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	230,000	186,969
2.85%, 10/15/2050	495,000	429,120
3.85%, 3/15/2052	462,000	472,307
4.20%, 8/15/2048	896,000	963,451
4.25%, 1/15/2049	756,000	823,518
4.30%, 5/15/2043	280,000	298,491
4.40%, 5/15/2042	382,000	413,309
5.75%, 1/15/2040	149,000	187,458
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	348,000	382,790
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	109,000	90,918
4.70%, 6/22/2047 (a)	402,000	390,784
Brown & Brown, Inc. 4.95%, 3/17/2052	246,000	262,647
Chubb Corp.:
6.00%, 5/11/2037	392,000	491,203
Series 1, 6.50%, 5/15/2038	335,000	440,743
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051	146,000	126,765
3.05%, 12/15/2061	318,000	275,245
4.15%, 3/13/2043	148,000	153,729
4.35%, 11/3/2045	521,000	569,463
6.70%, 5/15/2036	101,000	131,629
Cincinnati Financial Corp. 6.13%, 11/1/2034	40,000	49,158
Corebridge Financial, Inc.:
4.35%, 4/5/2042 (c)	105,000	104,972
4.40%, 4/5/2052 (c)	255,000	254,957
Enstar Group, Ltd. 3.10%, 9/1/2031	115,000	102,974
Equitable Holdings, Inc. 5.00%, 4/20/2048	477,000	516,915
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	327,000	271,979
3.50%, 10/15/2050	334,000	298,158
4.87%, 6/1/2044	172,000	187,236
Security Description	Principal Amount	Value
Fidelity National Financial, Inc. 3.20%, 9/17/2051	$197,000	$156,542
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	209,000	172,709
3.60%, 8/19/2049	267,000	250,673
4.30%, 4/15/2043	102,000	102,936
4.40%, 3/15/2048	135,000	139,845
5.95%, 10/15/2036	150,000	177,216
6.10%, 10/1/2041	226,000	280,285
Jackson Financial, Inc. 4.00%, 11/23/2051 (c)	351,000	297,511
Lincoln National Corp.:
4.35%, 3/1/2048	323,000	326,262
4.38%, 6/15/2050 (a)	155,000	158,977
6.30%, 10/9/2037	210,000	255,297
7.00%, 6/15/2040	149,000	195,948
Loews Corp.:
4.13%, 5/15/2043	125,000	125,006
6.00%, 2/1/2035	141,000	167,567
Manulife Financial Corp. 5.38%, 3/4/2046	144,000	175,494
Markel Corp.:
3.45%, 5/7/2052	163,000	144,733
4.15%, 9/17/2050	148,000	147,922
4.30%, 11/1/2047	146,000	148,038
5.00%, 4/5/2046	203,000	223,316
5.00%, 5/20/2049	263,000	290,657
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	152,000	127,203
4.20%, 3/1/2048	149,000	154,595
4.35%, 1/30/2047	249,000	265,041
4.75%, 3/15/2039	239,000	264,425
4.90%, 3/15/2049	462,000	535,015
5.88%, 8/1/2033	121,000	143,400
MetLife, Inc.:
4.05%, 3/1/2045	386,000	396,858
4.13%, 8/13/2042	370,000	384,293
4.60%, 5/13/2046 (a)	356,000	400,674
4.72%, 12/15/2044	350,000	383,800
4.88%, 11/13/2043	406,000	458,102
5.70%, 6/15/2035	269,000	323,881
5.88%, 2/6/2041	398,000	495,558
6.38%, 6/15/2034	153,000	193,406
6.40%, 12/15/2066	292,000	314,192
6.50%, 12/15/2032	146,000	183,814
10.75%, 8/1/2069	93,000	135,122
Nationwide Financial Services, Inc. 6.75%, 5/15/2087	120,000	132,640
Old Republic International Corp. 3.85%, 6/11/2051	207,000	192,448
Principal Financial Group, Inc.:
4.30%, 11/15/2046	148,000	155,961
4.35%, 5/15/2043	138,000	142,165
4.63%, 9/15/2042	145,000	154,518

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.05%, 10/15/2036	$118,000	$146,464
Progressive Corp.:
3.70%, 1/26/2045	270,000	262,667
3.70%, 3/15/2052	45,000	45,297
3.95%, 3/26/2050	203,000	210,826
4.13%, 4/15/2047	313,000	332,556
4.20%, 3/15/2048	270,000	288,973
4.35%, 4/25/2044	109,000	115,527
6.25%, 12/1/2032	132,000	163,647
Prudential Financial, Inc.:
3.91%, 12/7/2047	308,000	311,779
3.94%, 12/7/2049	368,000	373,428
Series B, 5.75%, 7/15/2033	139,000	161,895
Series MTN, 3.00%, 3/10/2040 (a)	123,000	111,041
Series MTN, 3.70%, 3/13/2051	390,000	381,849
Series MTN, 4.35%, 2/25/2050	270,000	293,393
Series MTN, 4.42%, 3/27/2048	317,000	342,233
Series MTN, 4.60%, 5/15/2044	346,000	375,029
Series MTN, 5.70%, 12/14/2036	412,000	495,401
Series MTN, 6.63%, 12/1/2037	131,000	169,139
Series MTN, 6.63%, 6/21/2040	81,000	104,997
Selective Insurance Group, Inc. 5.38%, 3/1/2049	119,000	131,024
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	72,000	104,363
Travelers Cos., Inc.:
2.55%, 4/27/2050	212,000	171,936
3.05%, 6/8/2051	251,000	225,057
3.75%, 5/15/2046	363,000	358,234
4.00%, 5/30/2047	187,000	191,524
4.05%, 3/7/2048	150,000	155,129
4.10%, 3/4/2049	190,000	198,738
4.30%, 8/25/2045	135,000	143,169
4.60%, 8/1/2043	159,000	175,725
5.35%, 11/1/2040	230,000	275,588
6.75%, 6/20/2036	107,000	140,244
Series MTN, 6.25%, 6/15/2037	392,000	500,913
Travelers Property Casualty Corp. 6.38%, 3/15/2033	139,000	176,341
Unum Group:
4.13%, 6/15/2051	223,000	195,794
4.50%, 12/15/2049	215,000	198,062
5.75%, 8/15/2042	120,000	128,074
Voya Financial, Inc.:
4.80%, 6/15/2046	160,000	175,989
5.70%, 7/15/2043	76,000	89,810
Security Description	Principal Amount	Value
W R Berkley Corp.:
3.15%, 9/30/2061	$146,000	$114,794
3.55%, 3/30/2052	84,000	75,734
Willis North America, Inc.:
3.88%, 9/15/2049	226,000	206,408
5.05%, 9/15/2048	132,000	142,090
WR Berkley Corp.:
4.00%, 5/12/2050	186,000	182,440
4.75%, 8/1/2044	149,000	158,543
XLIT, Ltd.:
5.25%, 12/15/2043	66,000	79,901
5.50%, 3/31/2045	212,000	250,626
		36,489,989
INTERNET — 1.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041 (a)	344,000	263,060
3.15%, 2/9/2051	529,000	409,192
3.25%, 2/9/2061	292,000	219,759
4.00%, 12/6/2037	552,000	514,409
4.20%, 12/6/2047	760,000	703,433
4.40%, 12/6/2057	344,000	326,652
4.50%, 11/28/2034	145,000	145,119
Alphabet, Inc.:
1.90%, 8/15/2040	501,000	409,487
2.05%, 8/15/2050	1,042,000	824,378
2.25%, 8/15/2060	671,000	524,682
Amazon.com, Inc.:
2.50%, 6/3/2050	1,084,000	907,937
2.70%, 6/3/2060	741,000	614,637
2.88%, 5/12/2041	863,000	796,238
3.10%, 5/12/2051	1,123,000	1,054,856
3.25%, 5/12/2061	665,000	623,664
3.88%, 8/22/2037	1,071,000	1,128,738
4.05%, 8/22/2047	1,434,000	1,561,970
4.25%, 8/22/2057	696,000	789,786
4.80%, 12/5/2034	246,000	283,121
4.95%, 12/5/2044	531,000	645,123
eBay, Inc.:
3.65%, 5/10/2051	206,000	191,201
4.00%, 7/15/2042	381,000	375,693
JD.com, Inc. 4.13%, 1/14/2050	237,000	204,337
		13,517,472
IRON/STEEL — 0.4%
ArcelorMittal SA:
6.75%, 3/1/2041	173,000	204,187
7.00%, 10/15/2039	359,000	425,756
Nucor Corp.:
2.98%, 12/15/2055	166,000	136,724
3.13%, 4/1/2032	147,000	142,051
3.85%, 4/1/2052	50,000	49,947
4.40%, 5/1/2048	150,000	161,786
5.20%, 8/1/2043	146,000	171,511
6.40%, 12/1/2037	120,000	153,522

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Steel Dynamics, Inc. 3.25%, 10/15/2050	$182,000	$156,036
Vale Overseas, Ltd.:
6.88%, 11/21/2036	450,000	543,505
6.88%, 11/10/2039	653,000	796,431
8.25%, 1/17/2034	144,000	186,493
Vale SA 5.63%, 9/11/2042	271,000	291,043
		3,418,992
LEISURE TIME — 0.1%
Brunswick Corp.:
4.40%, 9/15/2032 (a)	750,000	741,870
5.10%, 4/1/2052	400,000	381,840
Harley-Davidson, Inc. 4.63%, 7/28/2045	217,000	200,857
		1,324,567
LODGING — 0.0% (f)
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	151,000	143,790
Series II, 2.75%, 10/15/2033	147,000	129,682
		273,472
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	243,000	261,111
Caterpillar, Inc.:
3.25%, 9/19/2049	451,000	437,632
3.25%, 4/9/2050 (a)	417,000	405,032
3.80%, 8/15/2042	587,000	608,725
4.30%, 5/15/2044	182,000	199,789
4.75%, 5/15/2064	144,000	177,323
5.20%, 5/27/2041	422,000	511,835
5.30%, 9/15/2035	148,000	175,716
6.05%, 8/15/2036	127,000	161,578
		2,938,741
MACHINERY-DIVERSIFIED — 0.3%
Deere & Co.:
2.88%, 9/7/2049	204,000	186,487
3.75%, 4/15/2050	276,000	293,250
3.90%, 6/9/2042 (a)	478,000	508,640
Dover Corp.:
5.38%, 10/15/2035	149,000	167,933
5.38%, 3/1/2041	176,000	202,428
Otis Worldwide Corp.:
3.11%, 2/15/2040	220,000	195,287
3.36%, 2/15/2050	341,000	301,911
Rockwell Automation, Inc.:
2.80%, 8/15/2061	180,000	144,947
4.20%, 3/1/2049	219,000	233,450
Xylem, Inc. 4.38%, 11/1/2046	191,000	195,550
		2,429,883
Security Description	Principal Amount	Value
MEDIA — 5.5%
CBS Corp. 5.90%, 10/15/2040	$148,000	$168,143
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	483,000	403,971
3.50%, 3/1/2042	441,000	366,383
3.70%, 4/1/2051	640,000	520,666
3.85%, 4/1/2061	623,000	500,300
3.90%, 6/1/2052	747,000	632,350
3.95%, 6/30/2062	458,000	371,846
4.40%, 4/1/2033	552,000	551,084
4.40%, 12/1/2061	518,000	452,525
4.80%, 3/1/2050	902,000	859,516
5.13%, 7/1/2049	501,000	498,806
5.25%, 4/1/2053	492,000	498,470
5.38%, 4/1/2038	313,000	322,227
5.38%, 5/1/2047	825,000	843,364
5.50%, 4/1/2063	492,000	496,256
5.75%, 4/1/2048	928,000	991,308
6.38%, 10/23/2035	423,000	480,668
6.48%, 10/23/2045	1,172,000	1,335,775
6.83%, 10/23/2055	330,000	391,938
Comcast Corp.:
2.45%, 8/15/2052	417,000	331,615
2.65%, 8/15/2062	410,000	318,390
2.80%, 1/15/2051	626,000	526,616
2.89%, 11/1/2051 (c)	1,715,000	1,456,001
2.94%, 11/1/2056 (c)	2,225,000	1,855,605
2.99%, 11/1/2063 (c)	1,427,000	1,169,641
3.20%, 7/15/2036	475,000	454,556
3.25%, 11/1/2039	552,000	522,446
3.40%, 7/15/2046	100,000	94,260
3.45%, 2/1/2050	644,000	606,416
3.75%, 4/1/2040	667,000	669,841
3.90%, 3/1/2038	480,000	492,696
3.97%, 11/1/2047	661,000	675,496
4.00%, 8/15/2047	406,000	416,532
4.00%, 3/1/2048	397,000	408,656
4.00%, 11/1/2049	757,000	773,260
4.05%, 11/1/2052	458,000	476,508
4.20%, 8/15/2034	200,000	214,292
4.25%, 1/15/2033	147,000	157,537
4.40%, 8/15/2035	323,000	347,590
4.60%, 10/15/2038	378,000	417,543
4.60%, 8/15/2045	365,000	401,825
4.65%, 7/15/2042	381,000	419,450
4.70%, 10/15/2048	669,000	756,405
4.75%, 3/1/2044	317,000	355,544
4.95%, 10/15/2058 (a)	386,000	458,510
5.65%, 6/15/2035	216,000	258,887
6.40%, 5/15/2038	53,000	68,761
6.45%, 3/15/2037	306,000	399,942

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 11/15/2035	$306,000	$396,249
6.55%, 7/1/2039	265,000	359,536
6.95%, 8/15/2037	251,000	338,087
7.05%, 3/15/2033	138,000	180,334
Discovery Communications LLC:
4.00%, 9/15/2055	635,000	548,723
4.65%, 5/15/2050	377,000	367,993
4.88%, 4/1/2043	144,000	144,694
5.00%, 9/20/2037	271,000	279,978
5.20%, 9/20/2047	470,000	488,537
5.30%, 5/15/2049	256,000	269,591
6.35%, 6/1/2040	276,000	316,845
FactSet Research Systems, Inc. 3.45%, 3/1/2032	147,000	142,314
Fox Corp.:
5.48%, 1/25/2039	564,000	638,064
5.58%, 1/25/2049	619,000	721,364
Grupo Televisa SAB:
5.00%, 5/13/2045	423,000	437,369
5.25%, 5/24/2049 (a)	241,000	265,326
6.13%, 1/31/2046	453,000	550,236
6.63%, 1/15/2040	377,000	451,314
8.50%, 3/11/2032	17,000	22,390
NBCUniversal Media LLC:
4.45%, 1/15/2043	394,000	424,614
5.95%, 4/1/2041	258,000	327,990
6.40%, 4/30/2040	183,000	239,437
Paramount Global:
4.20%, 5/19/2032	153,000	153,188
4.38%, 3/15/2043	510,000	484,944
4.60%, 1/15/2045	268,000	261,442
4.85%, 7/1/2042	146,000	146,993
4.90%, 8/15/2044	382,000	383,047
4.95%, 5/19/2050	469,000	490,260
5.25%, 4/1/2044	124,000	129,246
5.85%, 9/1/2043	597,000	684,496
Thomson Reuters Corp.:
5.50%, 8/15/2035	153,000	174,784
5.65%, 11/23/2043	118,000	142,057
5.85%, 4/15/2040	247,000	302,644
Time Warner Cable LLC:
4.50%, 9/15/2042	463,000	428,261
5.50%, 9/1/2041	651,500	677,195
5.88%, 11/15/2040	519,000	558,283
6.55%, 5/1/2037	479,000	551,511
6.75%, 6/15/2039	507,000	588,373
7.30%, 7/1/2038	692,000	841,237
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	161,000	210,033
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	133,000	141,742
Series E, 4.13%, 12/1/2041	303,000	314,826
Security Description	Principal Amount	Value
Series GMTN, 4.13%, 6/1/2044	$371,000	$390,674
Series MTN, 3.00%, 7/30/2046	216,000	192,791
Series MTN, 3.70%, 12/1/2042	163,000	162,271
ViacomCBS, Inc.:
5.50%, 5/15/2033	113,000	124,543
6.88%, 4/30/2036	318,000	387,935
Walt Disney Co.:
2.75%, 9/1/2049	783,000	667,993
3.50%, 5/13/2040	637,000	620,776
3.60%, 1/13/2051	957,000	945,564
3.80%, 5/13/2060 (a)	532,000	535,235
4.63%, 3/23/2040	312,000	346,610
4.70%, 3/23/2050	623,000	721,303
4.75%, 9/15/2044	282,000	318,082
4.75%, 11/15/2046	94,000	107,845
4.95%, 10/15/2045	160,000	185,147
5.40%, 10/1/2043	158,000	192,185
6.15%, 3/1/2037	204,000	258,701
6.15%, 2/15/2041	248,000	325,101
6.20%, 12/15/2034	177,000	223,624
6.40%, 12/15/2035	279,000	358,735
6.55%, 3/15/2033	100,000	126,481
6.65%, 11/15/2037	531,000	708,943
7.75%, 12/1/2045	129,000	200,279
		49,866,782
METAL FABRICATE & HARDWARE — 0.2%
Crane Co. 4.20%, 3/15/2048	285,000	289,204
Precision Castparts Corp.:
3.90%, 1/15/2043	255,000	259,513
4.38%, 6/15/2045	157,000	169,442
Timken Co. 4.13%, 4/1/2032	280,000	278,256
Valmont Industries, Inc.:
5.00%, 10/1/2044	218,000	231,394
5.25%, 10/1/2054	176,000	192,813
		1,420,622
MINING — 1.2%
Barrick Gold Corp.:
5.25%, 4/1/2042	297,000	343,706
6.45%, 10/15/2035	144,000	178,655
Barrick North America Finance LLC:
5.70%, 5/30/2041	306,000	371,683
5.75%, 5/1/2043	298,000	363,503
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	301,000	370,907
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	373,000	395,895
5.00%, 9/30/2043	952,000	1,129,719

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	$230,000	$255,760
5.45%, 3/15/2043	764,000	857,254
Newmont Corp.:
2.60%, 7/15/2032	297,000	273,151
4.88%, 3/15/2042	408,000	460,538
5.45%, 6/9/2044	256,000	304,584
6.25%, 10/1/2039	397,000	502,189
Series *, 5.88%, 4/1/2035	148,000	174,310
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	145,000	183,145
7.25%, 3/15/2031	46,000	59,401
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	335,000	359,716
4.75%, 3/22/2042	177,000	200,778
Rio Tinto Finance USA, Ltd.:
2.75%, 11/2/2051	545,000	472,052
5.20%, 11/2/2040	483,000	579,243
Southern Copper Corp.:
5.25%, 11/8/2042	367,000	416,534
5.88%, 4/23/2045 (a)	445,000	546,651
6.75%, 4/16/2040	475,000	605,820
7.50%, 7/27/2035 (a)	297,000	382,512
Teck Resources, Ltd.:
5.20%, 3/1/2042	172,000	182,702
5.40%, 2/1/2043	200,000	217,008
6.00%, 8/15/2040	149,000	171,256
6.13%, 10/1/2035	146,000	172,029
6.25%, 7/15/2041	330,000	395,202
		10,925,903
MISCELLANEOUS MANUFACTURER — 0.9%
3M Co.:
3.25%, 8/26/2049	376,000	351,624
3.70%, 4/15/2050 (a)	237,000	238,526
Series MTN, 3.13%, 9/19/2046	188,000	169,371
Series MTN, 3.63%, 10/15/2047	191,000	189,178
Series MTN, 4.00%, 9/14/2048	440,000	466,426
Series MTN, 5.70%, 3/15/2037	379,000	467,212
Eaton Corp.:
3.92%, 9/15/2047	178,000	178,813
4.00%, 11/2/2032	146,000	153,258
GE Capital Funding LLC 4.55%, 5/15/2032	109,000	117,358
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,855,000	2,000,135
General Electric Co.:
4.35%, 5/1/2050	166,000	178,568
4.50%, 3/11/2044	238,000	252,661
Series GMTN, 6.88%, 1/10/2039	362,000	478,549
Security Description	Principal Amount	Value
Series MTN, 5.88%, 1/14/2038	$441,000	$530,214
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	392,000	402,055
4.88%, 9/15/2041	278,000	322,575
Parker-Hannifin Corp.:
4.00%, 6/14/2049	361,000	359,235
Series MTN, 4.20%, 11/21/2034	147,000	150,052
Series MTN, 4.45%, 11/21/2044	118,000	122,388
Series MTN, 6.25%, 5/15/2038	157,000	193,002
Trane Technologies Global Holding Co., Ltd.:
4.30%, 2/21/2048	191,000	198,665
5.75%, 6/15/2043	177,000	214,728
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	112,000	118,354
4.65%, 11/1/2044	199,000	213,929
		8,066,876
OIL & GAS — 4.1%
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	610,000	505,800
2.94%, 6/4/2051	783,000	668,009
3.00%, 2/24/2050	780,000	675,472
3.00%, 3/17/2052	467,000	401,429
3.06%, 6/17/2041	565,000	509,590
3.38%, 2/8/2061	673,000	598,815
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	138,000	153,484
6.25%, 3/15/2038	402,000	478,151
6.45%, 6/30/2033	95,000	111,680
6.50%, 2/15/2037	167,000	197,416
6.75%, 2/1/2039	316,000	390,645
Series GMTN, 4.95%, 6/1/2047	239,000	265,022
Cenovus Energy, Inc.:
3.75%, 2/15/2052	261,000	234,652
5.25%, 6/15/2037	299,000	324,878
5.40%, 6/15/2047	266,000	299,987
6.75%, 11/15/2039	479,000	593,687
6.80%, 9/15/2037	154,000	190,227
Chevron Corp. 3.08%, 5/11/2050	476,000	451,167
Chevron USA, Inc.:
2.34%, 8/12/2050 (a)	402,000	327,373
5.25%, 11/15/2043	60,000	74,276
6.00%, 3/1/2041	125,000	168,092
ConocoPhillips:
4.88%, 10/1/2047 (c)	10,000	11,739
5.90%, 10/15/2032	143,000	172,866

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 2/1/2039 (a)	$1,043,000	$1,394,658
ConocoPhillips Co.:
3.80%, 3/15/2052	428,000	435,828
4.03%, 3/15/2062 (c)	377,000	382,568
4.30%, 11/15/2044	207,000	224,220
5.95%, 3/15/2046	50,000	66,601
Continental Resources, Inc. 4.90%, 6/1/2044	270,000	267,354
Devon Energy Corp.:
4.75%, 5/15/2042	242,000	255,763
5.00%, 6/15/2045	265,000	288,651
5.60%, 7/15/2041	453,000	523,378
7.88%, 9/30/2031	105,000	136,335
7.95%, 4/15/2032	112,000	145,596
Diamondback Energy, Inc.:
4.25%, 3/15/2052	147,000	145,271
4.40%, 3/24/2051	211,000	213,927
EOG Resources, Inc.:
3.90%, 4/1/2035	228,000	234,710
4.95%, 4/15/2050 (a)	252,000	309,481
Exxon Mobil Corp.:
3.00%, 8/16/2039	185,000	171,169
3.10%, 8/16/2049	514,000	470,269
3.45%, 4/15/2051	1,125,000	1,088,055
3.57%, 3/6/2045	297,000	290,490
4.11%, 3/1/2046	1,029,000	1,106,710
4.23%, 3/19/2040	715,000	771,885
4.33%, 3/19/2050	1,047,000	1,167,237
Hess Corp.:
5.60%, 2/15/2041	428,000	481,654
5.80%, 4/1/2047	332,000	393,420
6.00%, 1/15/2040	264,000	308,075
7.13%, 3/15/2033	99,000	122,212
Marathon Oil Corp.:
5.20%, 6/1/2045	147,000	159,185
6.60%, 10/1/2037	203,000	247,370
Marathon Petroleum Corp.:
4.50%, 4/1/2048	234,000	235,189
4.75%, 9/15/2044	270,000	274,784
5.00%, 9/15/2054	171,000	177,556
6.50%, 3/1/2041	412,000	507,333
Ovintiv, Inc.:
6.50%, 2/1/2038	130,000	154,461
6.63%, 8/15/2037	260,000	308,810
8.13%, 9/15/2030	138,000	173,095
Phillips 66:
3.30%, 3/15/2052	261,000	229,766
4.65%, 11/15/2034	179,000	191,034
4.88%, 11/15/2044	738,000	817,269
5.88%, 5/1/2042	702,000	865,011
Shell International Finance B.V.:
2.88%, 11/26/2041	290,000	260,759
3.00%, 11/26/2051	558,000	498,244
3.13%, 11/7/2049	427,000	389,424
3.25%, 4/6/2050	576,000	541,947
Security Description	Principal Amount	Value
3.63%, 8/21/2042	$277,000	$270,881
3.75%, 9/12/2046	570,000	576,105
4.00%, 5/10/2046	829,000	863,246
4.13%, 5/11/2035	552,000	583,558
4.38%, 5/11/2045	909,000	986,374
4.55%, 8/12/2043	432,000	479,533
5.50%, 3/25/2040	404,000	497,510
6.38%, 12/15/2038	1,145,000	1,518,144
Suncor Energy, Inc.:
3.75%, 3/4/2051	185,000	177,613
4.00%, 11/15/2047	254,000	253,583
5.35%, 7/15/2033	137,000	149,929
5.95%, 12/1/2034	71,000	82,107
5.95%, 5/15/2035	145,000	169,517
6.50%, 6/15/2038	488,000	616,749
6.80%, 5/15/2038	414,000	533,882
6.85%, 6/1/2039	258,000	333,976
7.15%, 2/1/2032	74,000	91,682
TotalEnergies Capital International SA:
2.99%, 6/29/2041	306,000	279,653
3.13%, 5/29/2050	1,101,000	1,005,356
3.39%, 6/29/2060	209,000	193,350
3.46%, 7/12/2049	368,000	355,484
Valero Energy Corp.:
2.80%, 12/1/2031	88,000	81,148
3.65%, 12/1/2051	469,000	415,539
4.00%, 6/1/2052	247,000	232,590
4.90%, 3/15/2045	154,000	163,215
6.63%, 6/15/2037	608,000	753,780
7.50%, 4/15/2032	150,000	189,018
		37,084,733
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	448,000	506,930
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047 (a)	497,000	500,384
Halliburton Co.:
4.50%, 11/15/2041	137,000	138,592
4.75%, 8/1/2043	344,000	359,838
4.85%, 11/15/2035	344,000	370,072
5.00%, 11/15/2045	741,000	804,207
6.70%, 9/15/2038	304,000	383,177
7.45%, 9/15/2039	422,000	567,092
NOV, Inc. 3.95%, 12/1/2042	357,000	313,960
		3,944,252
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.05%, 10/1/2051	151,000	129,061
4.05%, 12/15/2049	255,000	256,999

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sonoco Products Co. 2.85%, 2/1/2032	$165,000	$154,184
WestRock MWV LLC 7.95%, 2/15/2031	64,000	82,306
WRKCo, Inc.:
3.00%, 6/15/2033	150,000	140,133
4.20%, 6/1/2032	134,000	139,257
		901,940
PHARMACEUTICALS — 7.0%
AbbVie, Inc.:
4.05%, 11/21/2039	1,395,000	1,439,040
4.25%, 11/21/2049	1,945,000	2,029,471
4.30%, 5/14/2036	376,000	394,552
4.40%, 11/6/2042	830,000	879,808
4.45%, 5/14/2046	671,000	714,494
4.50%, 5/14/2035	2,073,000	2,229,138
4.55%, 3/15/2035	448,000	482,810
4.63%, 10/1/2042	243,000	259,774
4.70%, 5/14/2045	874,000	952,380
4.75%, 3/15/2045	281,000	306,596
4.85%, 6/15/2044	314,000	348,232
4.88%, 11/14/2048	654,000	742,146
AmerisourceBergen Corp.:
4.25%, 3/1/2045	211,000	209,363
4.30%, 12/15/2047	197,000	200,993
AstraZeneca PLC:
2.13%, 8/6/2050 (a)	209,000	162,464
3.00%, 5/28/2051 (a)	263,000	243,188
4.00%, 9/18/2042	344,000	363,739
4.38%, 11/16/2045	351,000	391,239
4.38%, 8/17/2048	277,000	315,190
6.45%, 9/15/2037	1,198,000	1,597,317
Becton Dickinson & Co.:
3.79%, 5/20/2050	274,000	265,964
4.69%, 12/15/2044	528,000	569,152
Becton Dickinson and Co. 4.67%, 6/6/2047	82,000	89,659
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	286,000	241,147
2.55%, 11/13/2050	508,000	421,142
2.95%, 3/15/2032	203,000	198,952
3.25%, 8/1/2042	315,000	297,391
3.55%, 3/15/2042	409,000	405,012
3.70%, 3/15/2052	641,000	644,929
3.90%, 3/15/2062	248,000	250,530
4.13%, 6/15/2039	791,000	847,469
4.25%, 10/26/2049	1,299,000	1,421,924
4.35%, 11/15/2047	426,000	470,134
4.55%, 2/20/2048	490,000	557,140
4.63%, 5/15/2044	353,000	401,467
5.00%, 8/15/2045	276,000	327,802
Cardinal Health, Inc.:
4.37%, 6/15/2047	264,000	263,179
4.50%, 11/15/2044	70,000	69,096
4.60%, 3/15/2043	155,000	155,995
Security Description	Principal Amount	Value
4.90%, 9/15/2045	$149,000	$153,963
Cigna Corp.:
3.20%, 3/15/2040	205,000	186,466
3.40%, 3/15/2050	362,000	326,814
3.40%, 3/15/2051	414,000	374,219
4.80%, 8/15/2038	793,000	871,896
4.90%, 12/15/2048	1,114,000	1,254,141
Series *, 3.88%, 10/15/2047	373,000	362,735
Series *, 4.80%, 7/15/2046	664,000	733,939
Series *, 6.13%, 11/15/2041	200,000	250,836
CVS Health Corp.:
2.13%, 9/15/2031	79,000	70,529
2.70%, 8/21/2040	80,000	67,926
4.13%, 4/1/2040	369,000	374,384
4.25%, 4/1/2050	283,000	294,617
4.78%, 3/25/2038	2,006,000	2,189,870
4.88%, 7/20/2035	180,000	197,523
5.05%, 3/25/2048	3,021,000	3,422,884
5.13%, 7/20/2045	1,301,000	1,472,238
5.30%, 12/5/2043	384,000	443,919
6.13%, 9/15/2039	231,000	285,172
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	418,000	340,223
2.50%, 9/15/2060	301,000	243,777
3.70%, 3/1/2045	161,000	165,363
3.95%, 5/15/2047	243,000	264,355
3.95%, 3/15/2049	270,000	296,279
4.15%, 3/15/2059	243,000	272,733
5.55%, 3/15/2037	100,000	123,518
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	157,000	166,823
5.38%, 4/15/2034	134,000	160,450
6.38%, 5/15/2038	1,110,000	1,479,330
Johnson & Johnson:
2.10%, 9/1/2040	421,000	353,270
2.25%, 9/1/2050	411,000	336,309
2.45%, 9/1/2060	460,000	372,821
3.40%, 1/15/2038 (a)	302,000	307,037
3.50%, 1/15/2048	134,000	137,741
3.55%, 3/1/2036	326,000	337,521
3.63%, 3/3/2037	661,000	685,047
3.70%, 3/1/2046	739,000	776,637
3.75%, 3/3/2047	324,000	344,321
4.38%, 12/5/2033	164,000	184,252
4.50%, 9/1/2040	196,000	222,531
4.50%, 12/5/2043 (a)	347,000	398,346
4.85%, 5/15/2041	250,000	294,533
4.95%, 5/15/2033	151,000	178,449
5.85%, 7/15/2038	406,000	524,434
5.95%, 8/15/2037	418,000	546,915
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	100,000	113,028
5.90%, 11/1/2039	194,000	244,256
Merck & Co., Inc.:
2.35%, 6/24/2040	301,000	259,712

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.45%, 6/24/2050	$448,000	$373,045
2.75%, 12/10/2051	839,000	731,247
2.90%, 12/10/2061	507,000	434,002
3.60%, 9/15/2042	233,000	234,009
3.70%, 2/10/2045	712,000	726,062
3.90%, 3/7/2039	307,000	326,479
4.00%, 3/7/2049	504,000	544,517
4.15%, 5/18/2043	412,000	447,329
6.50%, 12/1/2033	149,000	195,735
6.55%, 9/15/2037	100,000	134,269
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	288,000	358,900
Mylan, Inc.:
5.20%, 4/15/2048	272,000	267,613
5.40%, 11/29/2043	242,000	239,222
Novartis Capital Corp.:
2.75%, 8/14/2050 (a)	421,000	377,435
3.70%, 9/21/2042	308,000	315,614
4.00%, 11/20/2045	479,000	513,761
4.40%, 5/6/2044	616,000	699,302
Pfizer, Inc.:
2.55%, 5/28/2040	40,000	35,826
2.70%, 5/28/2050 (a)	311,000	275,711
3.90%, 3/15/2039	351,000	373,422
4.00%, 12/15/2036	410,000	435,580
4.00%, 3/15/2049	425,000	464,159
4.10%, 9/15/2038	380,000	411,354
4.13%, 12/15/2046	489,000	546,423
4.20%, 9/15/2048	409,000	459,986
4.30%, 6/15/2043	298,000	330,273
4.40%, 5/15/2044	255,000	287,056
5.60%, 9/15/2040	264,000	334,588
7.20%, 3/15/2039	980,000	1,439,199
Takeda Pharmaceutical Co., Ltd.:
3.03%, 7/9/2040	568,000	507,764
3.18%, 7/9/2050	660,000	579,269
3.38%, 7/9/2060	297,000	259,664
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	354,000	349,979
Viatris, Inc.:
3.85%, 6/22/2040	653,000	566,079
4.00%, 6/22/2050	682,000	575,806
Wyeth LLC:
5.95%, 4/1/2037	841,000	1,067,414
6.00%, 2/15/2036	235,000	296,093
6.50%, 2/1/2034	146,000	189,485
Zoetis, Inc.:
3.00%, 5/15/2050	152,000	135,516
3.95%, 9/12/2047	166,000	170,831
4.45%, 8/20/2048	309,000	343,994
4.70%, 2/1/2043	493,000	551,164
		63,529,276
Security Description	Principal Amount	Value
PIPELINES — 4.2%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	$3,000	$2,840
3.60%, 9/1/2032	144,000	137,657
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039 (c)	182,000	159,255
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	135,000	158,163
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044 (c)	233,000	241,824
4.80%, 11/1/2043 (c)	92,000	96,281
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	191,000	216,048
7.38%, 10/15/2045	247,000	342,866
Series B, 7.50%, 4/15/2038	158,000	208,497
Enbridge, Inc.:
2.50%, 8/1/2033	190,000	168,844
3.40%, 8/1/2051	319,000	283,865
4.00%, 11/15/2049	186,000	183,210
4.50%, 6/10/2044	110,000	112,504
5.50%, 12/1/2046	397,000	477,265
Energy Transfer L.P.:
4.90%, 3/15/2035	153,000	154,995
4.95%, 1/15/2043	150,000	145,632
5.00%, 5/15/2044	160,000	156,334
5.00%, 5/15/2050	697,000	706,716
5.15%, 2/1/2043	146,000	144,268
5.15%, 3/15/2045	283,000	286,362
5.30%, 4/1/2044	278,000	283,763
5.30%, 4/15/2047	460,000	471,762
5.35%, 5/15/2045	420,000	432,953
5.40%, 10/1/2047	732,000	764,384
5.95%, 10/1/2043	154,000	165,216
6.05%, 6/1/2041	100,000	111,149
6.10%, 2/15/2042	212,000	228,937
6.13%, 12/15/2045	343,000	378,538
6.25%, 4/15/2049	610,000	699,688
6.50%, 2/1/2042	351,000	403,741
6.63%, 10/15/2036	107,000	120,239
7.50%, 7/1/2038	200,000	246,902
6.00%, 6/15/2048	349,000	387,969
Series 20Y, 5.80%, 6/15/2038	171,000	186,176
Enterprise Products Operating LLC:
3.20%, 2/15/2052	218,000	185,232
3.30%, 2/15/2053	425,000	363,434
3.70%, 1/31/2051	332,000	304,281
3.95%, 1/31/2060	256,000	238,725
4.20%, 1/31/2050	437,000	434,361
4.25%, 2/15/2048	426,000	427,836
4.45%, 2/15/2043	354,000	356,613
4.80%, 2/1/2049	452,000	484,915
4.85%, 8/15/2042	306,000	323,996

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 3/15/2044	$448,000	$474,620
4.90%, 5/15/2046	484,000	523,557
4.95%, 10/15/2054	253,000	277,371
5.10%, 2/15/2045	424,000	463,546
5.70%, 2/15/2042	313,000	362,360
5.95%, 2/1/2041	136,000	161,450
6.13%, 10/15/2039	333,000	401,515
6.45%, 9/1/2040	306,000	380,979
7.55%, 4/15/2038	236,000	315,218
Series D, 6.88%, 3/1/2033	128,000	160,230
Series H, 6.65%, 10/15/2034	140,000	172,462
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	148,000	147,383
5.00%, 8/15/2042	231,000	237,916
5.00%, 3/1/2043	210,000	216,172
5.40%, 9/1/2044	290,000	313,864
5.50%, 3/1/2044	239,000	260,347
5.63%, 9/1/2041	218,000	236,877
5.80%, 3/15/2035	126,000	142,985
6.38%, 3/1/2041	227,000	267,088
6.50%, 2/1/2037	114,000	133,637
6.50%, 9/1/2039	363,000	431,259
6.55%, 9/15/2040	73,000	87,685
7.30%, 8/15/2033	128,000	158,717
7.40%, 3/15/2031	77,000	95,114
7.50%, 11/15/2040	279,000	363,241
Series MTN, 6.95%, 1/15/2038	429,000	537,794
Kinder Morgan, Inc.:
3.25%, 8/1/2050	234,000	194,154
3.60%, 2/15/2051	339,000	300,266
5.05%, 2/15/2046	208,000	220,621
5.20%, 3/1/2048	246,000	267,749
5.30%, 12/1/2034	152,000	166,458
5.55%, 6/1/2045	681,000	762,877
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	212,000	200,336
4.20%, 10/3/2047	228,000	221,880
4.25%, 9/15/2046	94,000	92,950
4.85%, 2/1/2049	127,000	135,609
5.15%, 10/15/2043	206,000	222,136
MPLX L.P.:
4.50%, 4/15/2038	539,000	549,279
4.70%, 4/15/2048	477,000	480,868
4.90%, 4/15/2058	147,000	148,714
4.95%, 3/14/2052	738,000	768,657
5.20%, 3/1/2047	248,000	267,349
5.20%, 12/1/2047	142,000	151,119
5.50%, 2/15/2049	483,000	536,396
ONEOK Partners L.P.:
6.13%, 2/1/2041	221,000	243,085
6.20%, 9/15/2043	272,000	298,705
6.65%, 10/1/2036	148,000	169,072
Security Description	Principal Amount	Value
6.85%, 10/15/2037	$144,000	$167,518
ONEOK, Inc.:
4.45%, 9/1/2049	181,000	175,563
4.50%, 3/15/2050	178,000	171,925
4.95%, 7/13/2047	365,000	371,961
5.20%, 7/15/2048	349,000	373,018
6.00%, 6/15/2035	142,000	157,275
7.15%, 1/15/2051	201,000	258,444
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	134,000	143,426
4.90%, 10/1/2046	240,000	263,866
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	105,000	93,715
4.70%, 6/15/2044	214,000	201,006
4.90%, 2/15/2045	238,000	227,806
5.15%, 6/1/2042	267,000	260,373
6.65%, 1/15/2037	150,000	171,337
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	221,000	225,586
5.95%, 9/25/2043	267,000	323,652
Targa Resources Corp.:
4.20%, 2/1/2033	600,000	605,448
4.95%, 4/15/2052	400,000	407,092
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	86,000	108,510
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	117,000	145,450
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	201,000	214,825
4.75%, 5/15/2038	217,000	232,416
4.88%, 5/15/2048	321,000	360,326
5.00%, 10/16/2043	286,000	315,161
5.10%, 3/15/2049	324,000	379,190
5.60%, 3/31/2034	110,000	123,643
5.85%, 3/15/2036	146,000	171,017
6.10%, 6/1/2040	288,000	353,802
6.20%, 10/15/2037	437,000	534,364
7.25%, 8/15/2038	320,000	427,898
7.63%, 1/15/2039	542,000	755,185
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	201,000	196,053
4.45%, 8/1/2042	175,000	178,309
4.60%, 3/15/2048	240,000	255,281
5.40%, 8/15/2041	210,000	238,667
Williams Cos. Inc 3.50%, 10/15/2051	165,000	144,396
Williams Cos., Inc.:
4.85%, 3/1/2048	294,000	313,854
4.90%, 1/15/2045	157,000	164,114
5.10%, 9/15/2045	310,000	334,292
5.40%, 3/4/2044	233,000	256,484
5.75%, 6/24/2044	151,000	174,310

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 11/15/2043	$140,000	$160,503
6.30%, 4/15/2040	474,000	572,540
8.75%, 3/15/2032	103,000	139,941
		37,955,445
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Agree L.P. 2.60%, 6/15/2033	145,000	127,804
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	242,000	204,507
2.00%, 5/18/2032 (a)	149,000	130,624
2.95%, 3/15/2034	125,000	117,691
3.00%, 5/18/2051	439,000	369,199
3.55%, 3/15/2052	407,000	378,591
4.00%, 2/1/2050	341,000	338,088
4.85%, 4/15/2049	254,000	286,471
American Homes 4 Rent L.P.:
3.38%, 7/15/2051	150,000	125,596
4.30%, 4/15/2052	125,000	121,546
American Tower Corp.:
2.70%, 4/15/2031	17,000	15,412
2.95%, 1/15/2051	462,000	364,615
3.10%, 6/15/2050	370,000	299,356
3.70%, 10/15/2049	206,000	184,092
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	136,000	139,152
Series MTN, 4.15%, 7/1/2047	277,000	296,263
Series MTN, 4.35%, 4/15/2048	48,000	52,654
Boston Properties L.P.:
2.45%, 10/1/2033	322,000	280,552
2.55%, 4/1/2032	153,000	137,965
Camden Property Trust 3.35%, 11/1/2049	211,000	197,507
Corporate Office Properties L.P. 2.90%, 12/1/2033	148,000	129,932
Crown Castle International Corp.:
2.90%, 4/1/2041	414,000	343,806
3.25%, 1/15/2051	275,000	231,426
4.00%, 11/15/2049	92,000	86,321
4.15%, 7/1/2050	164,000	159,813
4.75%, 5/15/2047	116,000	121,443
5.20%, 2/15/2049	143,000	159,489
CubeSmart L.P. 2.50%, 2/15/2032	140,000	125,377
Duke Realty L.P. 3.05%, 3/1/2050	130,000	110,915
Equinix, Inc.:
2.95%, 9/15/2051	176,000	140,953
3.00%, 7/15/2050 (a)	161,000	130,072
3.40%, 2/15/2052	157,000	136,880
Security Description	Principal Amount	Value
ERP Operating L.P.:
4.00%, 8/1/2047	$102,000	$104,794
4.50%, 7/1/2044	190,000	208,276
4.50%, 6/1/2045	152,000	164,051
Essex Portfolio L.P.:
2.65%, 9/1/2050 (a)	103,000	79,576
4.50%, 3/15/2048	138,000	145,989
Extra Space Storage L.P. 2.35%, 3/15/2032	131,000	115,376
Federal Realty Investment Trust 4.50%, 12/1/2044	138,000	140,345
Healthpeak Properties, Inc. 6.75%, 2/1/2041	149,000	197,671
Invitation Homes Operating Partnership L.P. 2.70%, 1/15/2034	132,000	115,516
Kilroy Realty L.P.:
2.50%, 11/15/2032	113,000	98,295
2.65%, 11/15/2033	149,000	129,131
Kimco Realty Corp.:
2.25%, 12/1/2031	145,000	129,627
3.20%, 4/1/2032	146,000	141,859
3.70%, 10/1/2049	107,000	99,409
4.13%, 12/1/2046	159,000	156,758
4.25%, 4/1/2045	97,000	97,378
4.45%, 9/1/2047	148,000	154,656
Mid-America Apartments L.P. 2.88%, 9/15/2051	151,000	127,222
National Retail Properties, Inc.:
3.00%, 4/15/2052	121,000	96,920
3.10%, 4/15/2050	146,000	119,481
3.50%, 4/15/2051	146,000	127,909
4.80%, 10/15/2048	227,000	243,955
Office Properties Income Trust 3.45%, 10/15/2031	141,000	121,507
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	145,000	126,497
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	145,000	128,020
Piedmont Operating Partnership L.P. 2.75%, 4/1/2032	85,000	75,571
Prologis L.P.:
1.63%, 3/15/2031	130,000	113,275
2.13%, 10/15/2050	157,000	116,505
3.00%, 4/15/2050	237,000	211,058
4.38%, 9/15/2048	146,000	159,382
Realty Income Corp.:
1.80%, 3/15/2033	97,000	80,854
2.85%, 12/15/2032	149,000	140,766
4.65%, 3/15/2047	261,000	291,553
Regency Centers L.P.:
4.40%, 2/1/2047	137,000	141,370
4.65%, 3/15/2049	115,000	123,761

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Simon Property Group L.P.:
2.65%, 2/1/2032	$132,000	$122,062
3.25%, 9/13/2049	447,000	400,718
3.80%, 7/15/2050 (a)	285,000	280,488
4.25%, 10/1/2044	137,000	139,740
4.25%, 11/30/2046	182,000	189,851
4.75%, 3/15/2042	150,000	161,739
6.75%, 2/1/2040	266,000	348,056
Spirit Realty L.P. 2.70%, 2/15/2032	107,000	96,527
Tanger Properties L.P. 2.75%, 9/1/2031	100,000	86,929
UDR, Inc.:
3.10%, 11/1/2034	158,000	145,915
Series MTN, 1.90%, 3/15/2033	136,000	113,752
Series MTN, 2.10%, 8/1/2032	134,000	115,899
Series MTN, 2.10%, 6/15/2033	133,000	112,849
Ventas Realty L.P.:
4.38%, 2/1/2045	87,000	88,272
4.88%, 4/15/2049	128,000	140,035
5.70%, 9/30/2043	115,000	135,808
Vornado Realty L.P. 3.40%, 6/1/2031	25,000	23,417
Welltower, Inc.:
3.85%, 6/15/2032	125,000	126,106
4.95%, 9/1/2048	156,000	175,868
6.50%, 3/15/2041	210,000	269,138
Weyerhaeuser Co.:
3.38%, 3/9/2033	147,000	143,209
4.00%, 3/9/2052	271,000	269,783
7.38%, 3/15/2032	153,000	195,484
WP Carey, Inc.:
2.25%, 4/1/2033	114,000	97,756
2.45%, 2/1/2032	130,000	115,602
		14,963,428
RETAIL — 3.0%
Costco Wholesale Corp. 1.75%, 4/20/2032	150,000	133,251
Darden Restaurants, Inc. 4.55%, 2/15/2048	203,000	197,426
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	306,000	261,073
Dollar General Corp. 4.13%, 4/3/2050	296,000	295,370
Dollar Tree, Inc. 3.38%, 12/1/2051	181,000	155,340
Genuine Parts Co. 2.75%, 2/1/2032	145,000	133,110
Home Depot, Inc.:
2.38%, 3/15/2051	415,000	333,428
2.75%, 9/15/2051	592,000	509,919
3.13%, 12/15/2049	379,000	347,926
Security Description	Principal Amount	Value
3.25%, 4/15/2032	$175,000	$175,017
3.30%, 4/15/2040	433,000	417,628
3.35%, 4/15/2050	491,000	466,980
3.50%, 9/15/2056	400,000	390,204
3.63%, 4/15/2052	315,000	314,131
3.90%, 6/15/2047	444,000	460,765
4.20%, 4/1/2043	338,000	362,082
4.25%, 4/1/2046	569,000	618,958
4.40%, 3/15/2045	326,000	359,985
4.50%, 12/6/2048	489,000	551,929
4.88%, 2/15/2044	441,000	513,941
5.40%, 9/15/2040	307,000	371,977
5.88%, 12/16/2036	1,206,000	1,531,089
5.95%, 4/1/2041	465,000	601,896
Kohl's Corp. 5.55%, 7/17/2045	190,000	188,868
LOWE S Cos., Inc. 4.25%, 4/1/2052	400,000	413,932
Lowe's Companies, Inc. 3.00%, 10/15/2050	531,000	451,435
Lowe's Cos., Inc.:
2.80%, 9/15/2041	227,000	194,773
3.50%, 4/1/2051	227,000	208,322
3.70%, 4/15/2046	418,000	399,077
4.05%, 5/3/2047	674,000	673,703
4.38%, 9/15/2045	30,000	30,932
4.45%, 4/1/2062	700,000	725,648
4.55%, 4/5/2049	141,000	151,583
4.65%, 4/15/2042	243,000	261,726
5.00%, 4/15/2040	217,000	241,330
5.13%, 4/15/2050	130,000	152,240
5.50%, 10/15/2035	189,000	218,293
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	167,000	158,660
Series MTN, 3.63%, 9/1/2049	514,000	491,764
Series MTN, 3.70%, 2/15/2042	147,000	141,777
Series MTN, 4.20%, 4/1/2050	190,000	198,837
Series MTN, 4.45%, 3/1/2047	232,000	248,057
Series MTN, 4.45%, 9/1/2048	177,000	190,866
Series MTN, 4.60%, 5/26/2045	278,000	299,979
Series MTN, 4.70%, 12/9/2035	256,000	278,469
Series MTN, 4.88%, 7/15/2040	234,000	259,787
Series MTN, 4.88%, 12/9/2045	568,000	635,109
Series MTN, 5.70%, 2/1/2039	212,000	255,184

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 6.30%, 10/15/2037	$408,000	$521,926
Series MTN, 6.30%, 3/1/2038	455,000	582,941
Nordstrom, Inc. 4.25%, 8/1/2031 (a)	24,000	21,889
Starbucks Corp.:
3.35%, 3/12/2050	169,000	151,902
3.50%, 11/15/2050	370,000	343,382
3.75%, 12/1/2047	249,000	237,506
4.30%, 6/15/2045	286,000	291,371
4.45%, 8/15/2049	365,000	388,948
4.50%, 11/15/2048	149,000	159,795
Target Corp.:
2.95%, 1/15/2052	353,000	325,085
3.63%, 4/15/2046	218,000	222,648
3.90%, 11/15/2047	259,000	276,583
4.00%, 7/1/2042	273,000	293,748
6.35%, 11/1/2032	146,000	184,442
6.50%, 10/15/2037	299,000	398,107
7.00%, 1/15/2038	133,000	186,912
TJX Cos., Inc. 4.50%, 4/15/2050	264,000	309,337
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	343,000	331,955
4.50%, 11/18/2034	18,000	18,466
4.65%, 6/1/2046	246,000	256,239
4.80%, 11/18/2044	242,000	252,145
Walmart, Inc.:
2.50%, 9/22/2041	325,000	289,471
2.65%, 9/22/2051 (a)	615,000	547,510
2.95%, 9/24/2049	152,000	143,833
3.63%, 12/15/2047	234,000	245,766
3.95%, 6/28/2038	218,000	236,214
4.00%, 4/11/2043	148,000	160,308
4.05%, 6/29/2048 (a)	439,000	497,699
4.30%, 4/22/2044	282,000	313,449
5.00%, 10/25/2040	327,000	394,143
5.25%, 9/1/2035	440,000	534,015
5.63%, 4/1/2040	274,000	353,479
5.63%, 4/15/2041	153,000	197,434
6.20%, 4/15/2038	252,000	341,614
6.50%, 8/15/2037	354,000	489,674
		27,473,712
SEMICONDUCTORS — 2.6%
Analog Devices, Inc.:
2.80%, 10/1/2041	320,000	288,803
2.95%, 10/1/2051	326,000	294,254
5.30%, 12/15/2045	120,000	149,210
Applied Materials, Inc.:
2.75%, 6/1/2050 (a)	297,000	263,549
4.35%, 4/1/2047	511,000	581,717
5.10%, 10/1/2035	146,000	169,893
5.85%, 6/15/2041 (a)	214,000	278,003
Security Description	Principal Amount	Value
Broadcom, Inc.:
2.60%, 2/15/2033 (c)	$343,000	$298,239
3.14%, 11/15/2035 (c)	1,365,000	1,203,439
3.19%, 11/15/2036 (c)	1,225,000	1,076,444
3.42%, 4/15/2033 (c)	1,406,000	1,312,093
3.47%, 4/15/2034 (c)	906,000	839,101
3.50%, 2/15/2041 (c)	1,044,000	931,874
3.75%, 2/15/2051 (c)	588,000	525,096
4.30%, 11/15/2032	437,000	443,096
Intel Corp.:
3.05%, 8/12/2051 (a)	514,000	457,218
3.10%, 2/15/2060	346,000	301,228
3.20%, 8/12/2061	194,000	171,570
3.25%, 11/15/2049	771,000	714,601
3.73%, 12/8/2047	876,000	881,230
4.00%, 12/15/2032	131,000	140,437
4.10%, 5/19/2046	477,000	508,506
4.10%, 5/11/2047	384,000	404,947
4.25%, 12/15/2042	204,000	219,282
4.60%, 3/25/2040	447,000	498,392
4.75%, 3/25/2050	767,000	893,639
4.80%, 10/1/2041	409,000	470,653
4.90%, 7/29/2045	413,000	485,250
4.95%, 3/25/2060 (a)	323,000	396,231
KLA Corp.:
3.30%, 3/1/2050	209,000	196,834
5.00%, 3/15/2049	176,000	209,892
Lam Research Corp.:
2.88%, 6/15/2050	243,000	215,133
3.13%, 6/15/2060	131,000	116,574
4.88%, 3/15/2049	329,000	393,905
Micron Technology, Inc.:
3.37%, 11/1/2041	390,000	347,607
3.48%, 11/1/2051	300,000	261,633
NVIDIA Corp.:
3.50%, 4/1/2040	355,000	358,245
3.50%, 4/1/2050	768,000	775,603
3.70%, 4/1/2060	180,000	181,809
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032 (c)	115,000	103,734
3.13%, 2/15/2042 (c)	214,000	184,806
3.25%, 5/11/2041 (c)	380,000	337,299
3.25%, 11/30/2051 (c)	184,000	155,692
QUALCOMM, Inc.:
1.65%, 5/20/2032	198,000	172,341
3.25%, 5/20/2050	357,000	344,844
4.30%, 5/20/2047	646,000	727,260
4.65%, 5/20/2035	260,000	290,529
4.80%, 5/20/2045	691,000	802,272
Texas Instruments, Inc.:
2.70%, 9/15/2051 (a)	139,000	123,632
3.88%, 3/15/2039	245,000	259,916
4.15%, 5/15/2048	620,000	690,792

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TSMC Arizona Corp.:
3.13%, 10/25/2041 (a)	$468,000	$427,321
3.25%, 10/25/2051 (a)	355,000	321,165
		23,196,833
SOFTWARE — 3.1%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	557,000	457,609
4.50%, 6/15/2047	294,000	334,254
Autodesk, Inc. 2.40%, 12/15/2031	118,000	105,986
Electronic Arts, Inc. 2.95%, 2/15/2051	323,000	269,747
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	216,000	187,419
4.50%, 8/15/2046	132,000	137,325
Fiserv, Inc. 4.40%, 7/1/2049	695,000	716,184
Microsoft Corp.:
2.53%, 6/1/2050	2,324,000	2,015,210
2.68%, 6/1/2060	1,240,000	1,071,186
2.92%, 3/17/2052	2,273,000	2,123,755
3.04%, 3/17/2062	731,000	683,821
3.45%, 8/8/2036	701,000	727,645
3.50%, 2/12/2035	654,000	684,117
3.50%, 11/15/2042	206,000	210,771
3.70%, 8/8/2046	747,000	798,633
3.75%, 2/12/2045	303,000	320,044
3.95%, 8/8/2056	114,000	125,870
4.00%, 2/12/2055	366,000	408,910
4.10%, 2/6/2037	440,000	487,960
4.20%, 11/3/2035	362,000	404,014
4.25%, 2/6/2047	100,000	114,738
4.45%, 11/3/2045	20,000	23,368
4.50%, 10/1/2040	271,000	315,403
4.50%, 2/6/2057	153,000	186,284
5.20%, 6/1/2039	306,000	385,337
5.30%, 2/8/2041	353,000	446,118
Oracle Corp.:
3.60%, 4/1/2040	1,142,000	989,931
3.60%, 4/1/2050	1,560,000	1,292,881
3.65%, 3/25/2041	787,000	685,752
3.80%, 11/15/2037	659,000	596,804
3.85%, 7/15/2036	431,000	397,507
3.85%, 4/1/2060	1,248,000	1,023,335
3.90%, 5/15/2035	391,000	367,000
3.95%, 3/25/2051	1,266,000	1,108,054
4.00%, 7/15/2046	1,197,000	1,063,475
4.00%, 11/15/2047	830,000	734,060
4.10%, 3/25/2061	562,000	483,607
4.13%, 5/15/2045	951,000	855,310
4.30%, 7/8/2034	403,000	397,499
4.38%, 5/15/2055	629,000	570,415
5.38%, 7/15/2040	757,000	798,771
6.13%, 7/8/2039	613,000	701,437
Security Description	Principal Amount	Value
6.50%, 4/15/2038	$606,000	$723,085
salesforce.com, Inc.:
2.70%, 7/15/2041	309,000	273,867
2.90%, 7/15/2051	832,000	742,785
3.05%, 7/15/2061	467,000	413,785
VMware, Inc. 2.20%, 8/15/2031	65,000	57,170
		28,018,238
TELECOMMUNICATIONS — 7.4%
America Movil SAB de CV:
4.38%, 7/16/2042	474,000	494,292
4.38%, 4/22/2049 (a)	472,000	503,081
6.13%, 11/15/2037	155,000	188,734
6.13%, 3/30/2040	739,000	920,232
6.38%, 3/1/2035	271,000	338,403
AT&T, Inc.:
2.25%, 2/1/2032	339,000	300,439
2.55%, 12/1/2033	1,056,000	939,375
3.10%, 2/1/2043	852,000	734,986
3.30%, 2/1/2052	886,000	757,122
3.50%, 6/1/2041	963,000	886,759
3.50%, 9/15/2053	2,487,000	2,198,931
3.50%, 2/1/2061	460,000	390,351
3.55%, 9/15/2055	2,082,000	1,826,372
3.65%, 6/1/2051	1,066,000	971,083
3.65%, 9/15/2059	2,171,000	1,907,593
3.80%, 12/1/2057	1,934,000	1,766,051
3.85%, 6/1/2060	436,000	392,483
4.30%, 12/15/2042	429,000	433,650
4.35%, 6/15/2045	435,000	437,166
4.50%, 5/15/2035	832,000	882,577
4.50%, 3/9/2048	699,000	731,580
4.55%, 3/9/2049	261,000	274,470
4.65%, 6/1/2044	201,000	209,518
4.75%, 5/15/2046	720,000	785,002
4.80%, 6/15/2044	334,000	354,852
4.85%, 3/1/2039	460,000	500,866
4.85%, 7/15/2045	122,000	130,583
4.90%, 8/15/2037	271,000	295,542
4.90%, 6/15/2042	295,000	318,889
5.15%, 3/15/2042	304,000	342,517
5.15%, 2/15/2050	492,000	563,606
5.25%, 3/1/2037	626,000	712,682
5.35%, 9/1/2040	415,000	476,661
5.45%, 3/1/2047	342,000	408,156
5.55%, 8/15/2041	396,000	463,807
5.65%, 2/15/2047 (a)	495,000	605,850
5.70%, 3/1/2057	359,000	439,858
6.00%, 8/15/2040	257,000	311,458
6.15%, 9/15/2034	44,000	52,278
6.25%, 3/29/2041	197,000	246,380
6.30%, 1/15/2038	382,000	471,273
6.38%, 3/1/2041	374,000	480,785
6.55%, 2/15/2039	255,000	327,456
Series *, 5.15%, 11/15/2046	361,000	411,764

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	$380,000	$364,268
4.30%, 7/29/2049	160,000	169,958
4.46%, 4/1/2048	428,000	463,400
Series US-4, 3.65%, 3/17/2051	287,000	274,840
Series US-5, 2.15%, 2/15/2032	149,000	132,679
Series US-6, 3.20%, 2/15/2052	186,000	164,846
Cisco Systems, Inc.:
5.50%, 1/15/2040	742,000	938,304
5.90%, 2/15/2039	796,000	1,040,874
Corning, Inc.:
3.90%, 11/15/2049	250,000	241,370
4.38%, 11/15/2057	290,000	293,036
4.70%, 3/15/2037	115,000	121,771
4.75%, 3/15/2042	158,000	172,517
5.35%, 11/15/2048	94,000	111,404
5.45%, 11/15/2079	379,000	417,298
5.75%, 8/15/2040	148,000	181,010
5.85%, 11/15/2068	160,000	192,859
Deutsche Telekom International Finance B.V. 9.25%, 6/1/2032	148,000	215,171
Juniper Networks, Inc. 5.95%, 3/15/2041	235,000	264,850
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	51,458
Motorola Solutions, Inc. 5.50%, 9/1/2044	166,000	183,342
Orange SA:
5.38%, 1/13/2042	340,000	392,768
5.50%, 2/6/2044	276,000	331,468
Rogers Communications, Inc.:
3.70%, 11/15/2049	290,000	261,731
4.30%, 2/15/2048	164,000	161,863
4.35%, 5/1/2049	412,000	406,768
4.50%, 3/15/2042 (c)	336,000	341,248
4.50%, 3/15/2043	246,000	249,540
4.55%, 3/15/2052 (c)	712,000	715,852
5.00%, 3/15/2044	311,000	332,039
5.45%, 10/1/2043	123,000	138,453
7.50%, 8/15/2038	147,000	199,920
Telefonica Emisiones SA:
4.67%, 3/6/2038	344,000	351,241
4.90%, 3/6/2048	544,000	564,688
5.21%, 3/8/2047	1,127,000	1,213,351
5.52%, 3/1/2049	493,000	553,279
7.05%, 6/20/2036	439,000	551,239
TELUS Corp.:
3.40%, 5/13/2032	323,000	316,679
4.30%, 6/15/2049	101,000	106,436
4.60%, 11/16/2048	375,000	413,618
Security Description	Principal Amount	Value
T-Mobile USA, Inc.:
2.25%, 11/15/2031	$115,000	$100,569
3.00%, 2/15/2041	970,000	819,524
3.30%, 2/15/2051	1,198,000	1,011,879
3.40%, 10/15/2052 (c)	1,061,000	906,317
3.60%, 11/15/2060	284,000	242,735
3.60%, 11/15/2060 (c)	252,000	214,467
4.38%, 4/15/2040	766,000	772,519
4.50%, 4/15/2050	1,200,000	1,218,672
Verizon Communications, Inc.:
2.65%, 11/20/2040	1,105,000	939,692
2.85%, 9/3/2041	506,000	445,432
2.88%, 11/20/2050	1,086,000	907,234
2.99%, 10/30/2056	1,385,000	1,146,018
3.00%, 11/20/2060	690,000	565,641
3.40%, 3/22/2041	1,455,000	1,369,373
3.55%, 3/22/2051	1,650,000	1,556,280
3.70%, 3/22/2061	3,747,000	3,514,986
3.85%, 11/1/2042	40,000	39,720
3.88%, 3/1/2052	1,144,000	1,151,665
4.00%, 3/22/2050	504,000	511,988
4.13%, 8/15/2046	531,000	547,280
4.27%, 1/15/2036	1,007,000	1,062,113
4.40%, 11/1/2034	636,000	676,793
4.50%, 8/10/2033	633,000	679,367
4.52%, 9/15/2048	1,000	1,098
4.81%, 3/15/2039	90,000	101,694
4.86%, 8/21/2046	90,000	103,487
5.25%, 3/16/2037	579,000	674,315
5.50%, 3/16/2047	10,000	12,445
Vodafone Group PLC:
4.25%, 9/17/2050	552,000	549,439
4.38%, 2/19/2043	498,000	499,210
4.88%, 6/19/2049	607,000	660,082
5.00%, 5/30/2038	465,000	506,966
5.13%, 6/19/2059	188,000	209,883
5.25%, 5/30/2048	1,058,000	1,190,832
6.15%, 2/27/2037	689,000	824,995
6.25%, 11/30/2032	145,000	171,995
		66,689,654
TOYS/GAMES/HOBBIES — 0.0% (f)
Hasbro, Inc.:
5.10%, 5/15/2044	171,000	182,257
6.35%, 3/15/2040	184,000	222,561
		404,818
TRANSPORTATION — 3.6%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	203,000	184,531
3.30%, 9/15/2051	353,000	336,561
3.55%, 2/15/2050	274,000	271,709
3.90%, 8/1/2046	153,000	158,318
4.05%, 6/15/2048	265,000	281,406
4.13%, 6/15/2047	252,000	271,185

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 4/1/2045	$375,000	$397,414
4.15%, 12/15/2048	264,000	285,471
4.38%, 9/1/2042	270,000	292,558
4.40%, 3/15/2042	270,000	292,828
4.45%, 3/15/2043	270,000	296,050
4.70%, 9/1/2045	274,000	310,502
4.90%, 4/1/2044	378,000	436,571
4.95%, 9/15/2041	217,000	249,635
5.05%, 3/1/2041	260,000	302,661
5.15%, 9/1/2043	351,000	416,286
5.40%, 6/1/2041	267,000	323,070
5.75%, 5/1/2040	266,000	332,383
6.15%, 5/1/2037	181,000	233,104
6.20%, 8/15/2036	241,000	308,374
Canadian National Railway Co.:
2.45%, 5/1/2050 (a)	197,000	160,624
3.20%, 8/2/2046	335,000	314,910
3.65%, 2/3/2048	212,000	212,967
4.45%, 1/20/2049	406,000	459,279
6.20%, 6/1/2036	22,000	27,601
6.25%, 8/1/2034	131,000	165,378
6.38%, 11/15/2037	181,000	232,464
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	313,000	282,529
3.10%, 12/2/2051	684,000	608,247
4.80%, 9/15/2035	150,000	165,336
4.80%, 8/1/2045	147,000	164,787
5.95%, 5/15/2037	268,000	329,841
6.13%, 9/15/2115	307,000	394,593
7.13%, 10/15/2031	140,000	178,476
CSX Corp.:
2.50%, 5/15/2051	160,000	129,338
3.35%, 9/15/2049	242,000	225,709
3.80%, 11/1/2046	272,000	272,748
3.80%, 4/15/2050	161,000	162,568
3.95%, 5/1/2050	214,000	220,379
4.10%, 3/15/2044	290,000	296,760
4.25%, 11/1/2066	284,000	293,568
4.30%, 3/1/2048	310,000	331,133
4.40%, 3/1/2043	103,000	108,536
4.50%, 3/15/2049	288,000	316,282
4.50%, 8/1/2054	150,000	165,677
4.65%, 3/1/2068	161,000	177,855
4.75%, 5/30/2042	152,000	168,147
4.75%, 11/15/2048	220,000	251,882
5.50%, 4/15/2041	195,000	233,175
6.00%, 10/1/2036	147,000	180,587
6.15%, 5/1/2037	341,000	427,754
6.22%, 4/30/2040	328,000	421,903
FedEx Corp.:
3.25%, 5/15/2041	238,000	213,569
3.88%, 8/1/2042	154,000	148,299
3.90%, 2/1/2035	180,000	178,929
4.05%, 2/15/2048	398,000	392,651
4.10%, 4/15/2043	189,000	185,940
Security Description	Principal Amount	Value
4.10%, 2/1/2045	$282,000	$275,771
4.40%, 1/15/2047	289,000	297,234
4.55%, 4/1/2046	550,000	578,022
4.75%, 11/15/2045	425,000	452,901
4.90%, 1/15/2034	138,000	152,785
4.95%, 10/17/2048	284,000	316,163
5.10%, 1/15/2044	373,000	416,566
5.25%, 5/15/2050	513,000	595,711
FedEx Corp. Pass Through Trust Series 2020-1, Class AA , Class AA, 1.88%, 8/20/2035	177,900	161,151
Kansas City Southern:
3.50%, 5/1/2050	214,000	199,384
4.20%, 11/15/2069	144,000	144,356
4.70%, 5/1/2048	202,000	223,632
Series *, 4.30%, 5/15/2043	189,000	192,292
Series *, 4.95%, 8/15/2045	150,000	166,352
Norfolk Southern Corp.:
2.90%, 8/25/2051	167,000	144,508
3.05%, 5/15/2050	332,000	296,380
3.16%, 5/15/2055	321,000	286,916
3.40%, 11/1/2049	145,000	135,411
3.70%, 3/15/2053	163,000	162,345
3.94%, 11/1/2047	360,000	367,715
3.95%, 10/1/2042	242,000	244,328
4.05%, 8/15/2052	350,000	364,756
4.10%, 5/15/2049	245,000	256,772
4.10%, 5/15/2121	185,000	174,091
4.15%, 2/28/2048	383,000	402,119
4.45%, 6/15/2045	154,000	165,858
4.65%, 1/15/2046	296,000	331,484
4.84%, 10/1/2041	145,000	163,705
5.10%, 8/1/2118	50,000	55,941
Union Pacific Corp.:
2.89%, 4/6/2036	217,000	202,810
2.95%, 3/10/2052	233,000	206,760
2.97%, 9/16/2062	210,000	177,595
3.25%, 2/5/2050	547,000	510,964
3.35%, 8/15/2046	146,000	136,322
3.38%, 2/1/2035	335,000	329,791
3.38%, 2/14/2042	161,000	155,561
3.50%, 2/14/2053	485,000	473,666
3.55%, 5/20/2061	281,000	267,301
3.60%, 9/15/2037	155,000	155,422
3.75%, 2/5/2070	295,000	287,952
3.80%, 10/1/2051	280,000	286,009
3.80%, 4/6/2071	355,000	351,915
3.84%, 3/20/2060	657,000	664,280
3.85%, 2/14/2072	280,000	277,785
3.88%, 2/1/2055	153,000	155,509
3.95%, 8/15/2059	210,000	215,582
4.00%, 4/15/2047	152,000	157,822
4.05%, 11/15/2045	189,000	193,927
4.05%, 3/1/2046	331,000	345,097

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 9/15/2067	$264,000	$274,879
4.30%, 3/1/2049	179,000	195,164
4.50%, 9/10/2048	254,000	282,514
Series MTN, 3.55%, 8/15/2039	305,000	301,801
United Parcel Service, Inc.:
3.40%, 11/15/2046	136,000	134,764
3.40%, 9/1/2049 (a)	260,000	259,685
3.63%, 10/1/2042	142,000	143,460
3.75%, 11/15/2047	369,000	386,719
4.25%, 3/15/2049	374,000	420,698
4.88%, 11/15/2040	238,000	278,746
5.20%, 4/1/2040	290,000	348,760
5.30%, 4/1/2050	464,000	607,051
6.20%, 1/15/2038	612,000	800,563
		32,892,561
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	145,000	120,676
3.50%, 6/1/2032	278,000	268,092
5.20%, 3/15/2044	137,000	151,141
		539,909
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	148,000	135,026
3.45%, 5/1/2050	152,000	143,105
3.75%, 9/1/2047	283,000	274,725
4.00%, 12/1/2046	146,000	147,022
4.15%, 6/1/2049	195,000	201,667
4.20%, 9/1/2048	203,000	212,166
4.30%, 12/1/2042	150,000	156,528
4.30%, 9/1/2045	119,000	122,985
6.59%, 10/15/2037	309,000	401,125
Essential Utilities, Inc.:
3.35%, 4/15/2050	279,000	249,836
4.28%, 5/1/2049	269,000	275,849
Veolia Environnement SA 6.75%, 6/1/2038	94,000	122,924
		2,442,958
TOTAL CORPORATE BONDS & NOTES (Cost $1,009,049,799)		893,317,369
Shares
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (g) (h)	386,162	386,123
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	15,326,830	$15,326,830
TOTAL SHORT-TERM INVESTMENTS (Cost $15,712,839)		15,712,953
TOTAL INVESTMENTS — 100.6% (Cost $1,024,762,638)		909,030,322
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(5,317,046)
NET ASSETS — 100.0%		$903,713,276
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2022. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$841,524	$892,475,845	$—	$893,317,369
Short-Term Investments	15,712,953	—	—	15,712,953
TOTAL INVESTMENTS	$16,554,477	$892,475,845	$—	$909,030,322

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,474,271	$1,474,713	$105,603,395	$106,690,323	$(1,777)	$115	386,162	$386,123	$1,380
State Street Navigator Securities Lending Portfolio II	21,154,948	21,154,948	75,739,347	81,567,465	—	—	15,326,830	15,326,830	25,318
Total		$22,629,661	$181,342,742	$188,257,788	$(1,777)	$115		$15,712,953	$26,698
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
1.13%, 5/15/2040	$106,321,400	$83,744,715
1.13%, 8/15/2040	132,359,000	103,695,004
1.25%, 5/15/2050	161,359,400	120,439,665
1.38%, 11/15/2040	147,463,000	120,527,961
1.38%, 8/15/2050	178,510,000	137,452,700
1.63%, 11/15/2050 (a)	174,018,200	142,749,305
1.75%, 8/15/2041	201,717,600	174,706,353
1.88%, 2/15/2041	178,167,100	158,540,880
1.88%, 2/15/2051	201,027,600	175,522,223
1.88%, 11/15/2051 (a)	174,765,700	153,029,216
2.00%, 11/15/2041	177,714,400	160,775,996
2.00%, 2/15/2050	144,137,800	129,678,977
2.00%, 8/15/2051	198,521,600	178,948,611
2.25%, 5/15/2041	151,389,500	142,850,186
2.25%, 8/15/2046	112,516,000	105,202,460
2.25%, 8/15/2049	129,137,500	122,640,270
2.25%, 2/15/2052 (a)	95,215,800	91,317,903
2.38%, 2/15/2042	63,805,100	61,571,922
2.38%, 11/15/2049	99,802,400	97,494,469
2.38%, 5/15/2051	203,909,600	199,767,686
2.50%, 2/15/2045	76,319,800	74,340,255
2.50%, 2/15/2046	80,073,800	78,397,255
2.50%, 5/15/2046	73,213,200	71,726,057
2.75%, 8/15/2042	27,885,300	28,334,079
2.75%, 11/15/2042	38,971,100	39,555,667
2.75%, 8/15/2047	83,034,300	86,018,345
2.75%, 11/15/2047	103,602,900	107,342,317
2.88%, 5/15/2043	68,962,800	71,311,845
2.88%, 8/15/2045	45,408,500	47,324,171
2.88%, 11/15/2046	72,150,500	75,915,854
2.88%, 5/15/2049	111,686,900	119,958,711
3.00%, 5/15/2042	22,842,400	24,166,545
3.00%, 11/15/2044	67,703,200	71,712,499
3.00%, 5/15/2045	51,288,400	54,477,897
3.00%, 11/15/2045	87,554,900	93,369,093
3.00%, 2/15/2047	115,811,200	124,641,804
3.00%, 5/15/2047	73,488,000	79,240,733
3.00%, 2/15/2048	101,341,300	110,256,167
3.00%, 8/15/2048	181,032,700	197,353,929
3.00%, 2/15/2049	135,644,200	148,911,898
3.13%, 11/15/2041	54,351,700	58,580,942
3.13%, 2/15/2042	34,993,800	37,755,030
3.13%, 2/15/2043	35,420,200	38,082,249
3.13%, 8/15/2044	70,200,500	75,805,571
3.13%, 5/15/2048	112,126,200	125,055,752
3.38%, 5/15/2044	66,220,800	74,291,460
3.38%, 11/15/2048	117,600,200	137,537,109
3.50%, 2/15/2039	12,452,400	14,257,998
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$52,055,000	$60,351,266
3.63%, 2/15/2044	87,561,500	101,790,244
3.75%, 8/15/2041	31,050,100	36,493,571
3.75%, 11/15/2043	85,894,000	101,515,971
3.88%, 8/15/2040	60,264,000	71,940,150
4.25%, 5/15/2039	33,607,700	42,062,137
4.25%, 11/15/2040	34,661,900	43,294,879
4.38%, 2/15/2038	20,994,100	26,547,696
4.38%, 11/15/2039	32,596,500	41,341,530
4.38%, 5/15/2040	33,483,000	42,560,032
4.38%, 5/15/2041	35,849,200	45,534,085
4.50%, 2/15/2036 (a)	19,074,900	24,129,749
4.50%, 5/15/2038	15,225,100	19,526,191
4.50%, 8/15/2039	24,862,000	32,048,672
4.63%, 2/15/2040 (a)	37,341,700	48,911,792
4.75%, 2/15/2037	17,397,600	22,695,713
4.75%, 2/15/2041 (a)	33,269,200	44,242,838
5.00%, 5/15/2037 (a)	17,642,600	23,602,491
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,511,906,160)		5,754,966,741
	Shares
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (b) (c)	1,827,232	1,827,232
State Street Navigator Securities Lending Portfolio II (d) (e)	255,296,319	255,296,319
TOTAL SHORT-TERM INVESTMENTS (Cost $257,123,551)		257,123,551
TOTAL INVESTMENTS — 103.6% (Cost $6,769,029,711)		6,012,090,292
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(210,901,843)
NET ASSETS — 100.0%		$5,801,188,449
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,754,966,741	$—	$5,754,966,741
Short-Term Investments	257,123,551	—	—	257,123,551
TOTAL INVESTMENTS	$257,123,551	$5,754,966,741	$—	$6,012,090,292

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	512,076	$512,076	$126,376,060	$125,060,904	$—	$—	1,827,232	$1,827,232	$1,481
State Street Navigator Securities Lending Portfolio II	259,298,958	259,298,958	2,981,207,475	2,985,210,114	—	—	255,296,319	255,296,319	57,131
Total		$259,811,034	$3,107,583,535	$3,110,271,018	$—	$—		$257,123,551	$58,612
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.5%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$932,059	$884,248
1.50%, 12/1/2035	4,721,337	4,479,153
1.50%, 2/1/2036	3,473,654	3,295,471
1.50%, 4/1/2036	2,183,496	2,070,599
1.50%, 5/1/2036	464,179	440,179
1.50%, 7/1/2036	957,318	907,820
1.50%, 12/1/2036	1,182,392	1,121,256
1.50%, 5/1/2041	4,641,650	4,199,547
1.50%, 1/1/2042	1,940,044	1,755,261
1.50%, 12/1/2050	2,725,550	2,434,619
1.50%, 2/1/2051	9,149,901	8,173,220
1.50%, 5/1/2051	2,819,980	2,518,319
1.50%, 6/1/2051	14,570,139	13,010,038
1.50%, 10/1/2051	10,109,621	9,022,985
1.50%, 11/1/2051	2,499,749	2,230,806
1.50%, 3/1/2052	2,368,907	2,113,313
2.00%, 3/1/2028	279,140	274,621
2.00%, 2/1/2032	2,261,360	2,198,200
2.00%, 7/1/2035	1,323,884	1,288,170
2.00%, 8/1/2035	1,533,417	1,492,050
2.00% 9/1/2035	6,595,137	6,419,855
2.00%, 10/1/2035	245,539	238,915
2.00%, 11/1/2035	8,311,706	8,086,775
2.00%, 1/1/2036	1,340,483	1,304,321
2.00%, 4/1/2036	3,966,523	3,856,037
2.00%, 6/1/2036	409,064	397,670
2.00% 8/1/2036	749,619	728,739
2.00%, 9/1/2036	7,547,117	7,336,895
2.00%, 10/1/2036	3,853,892	3,746,544
2.00%, 1/1/2037	6,272,976	6,098,245
2.00%, 5/1/2041	3,663,800	3,450,160
2.00%, 7/1/2041	6,502,615	6,123,439
2.00%, 8/1/2041	9,450,121	8,899,073
2.00%, 8/1/2050	176,081	164,161
2.00% 9/1/2050	5,268,876	4,912,195
2.00%, 10/1/2050	12,101,544	11,282,318
2.00%, 11/1/2050	22,255,159	20,748,575
2.00% 12/1/2050	27,296,746	25,448,867
2.00%, 1/1/2051	23,385,795	21,802,671
2.00% 2/1/2051	41,040,502	38,230,697
2.00% 3/1/2051	7,734,414	7,197,992
2.00% 4/1/2051	40,144,236	37,346,796
2.00% 5/1/2051	8,198,501	7,624,423
2.00% 6/1/2051	2,100,091	1,953,302
2.00%, 8/1/2051	6,208,440	5,772,078
2.00% 9/1/2051	34,185,641	31,777,582
2.00%, 10/1/2051	4,862,682	4,519,397
2.00% 11/1/2051	58,795,681	54,596,720
2.00%, 12/1/2051	2,918,467	2,711,697
2.00% 2/1/2052	19,333,136	17,957,444
Security Description	Principal Amount	Value
2.00% 3/1/2052	$13,357,602	$12,412,287
2.50%, 4/1/2027	387,031	385,391
2.50%, 9/1/2027	251,140	250,239
2.50%, 10/1/2027	101,183	100,820
2.50% 1/1/2028	428,156	426,407
2.50%, 4/1/2028	159,251	158,715
2.50%, 5/1/2028	161,681	161,102
2.50% 6/1/2028	77,350	77,141
2.50%, 10/1/2029	26,939	26,892
2.50%, 1/1/2031	98,218	98,074
2.50%, 6/1/2031	489,000	488,064
2.50%, 10/1/2031	612,308	610,733
2.50%, 9/1/2032	1,194,037	1,191,503
2.50%, 11/1/2032	117,636	117,224
2.50%, 2/1/2033	91,635	91,374
2.50%, 4/1/2033	3,128,880	3,117,929
2.50%, 12/1/2033	2,279,871	2,271,891
2.50%, 1/1/2035	1,989,645	1,975,867
2.50%, 5/1/2035	1,756,845	1,739,474
2.50% 7/1/2035	6,367,861	6,326,267
2.50%, 8/1/2035	2,854,112	2,825,892
2.50%, 9/1/2035	2,768,719	2,741,343
2.50%, 10/1/2035	1,308,468	1,295,530
2.50%, 11/1/2035	1,730,075	1,712,968
2.50%, 12/1/2035	687,362	680,565
2.50%, 1/1/2036	883,735	874,993
2.50%, 4/1/2036	727,714	720,779
2.50%, 7/1/2036	2,458,618	2,435,236
2.50%, 10/1/2036	970,142	960,915
2.50%, 2/1/2040	3,177,378	3,089,347
2.50%, 5/1/2040	132,322	128,147
2.50%, 8/1/2040	757,420	733,523
2.50%, 9/1/2040	3,405,663	3,298,211
2.50%, 6/1/2041	506,581	489,609
2.50%, 9/1/2046	104,169	100,711
2.50%, 1/1/2050	58,381	56,146
2.50%, 4/1/2050	1,317,179	1,260,887
2.50%, 5/1/2050	2,005,255	1,923,526
2.50% 6/1/2050	12,125,389	11,631,189
2.50% 7/1/2050	1,917,371	1,841,902
2.50%, 8/1/2050	10,626,313	10,189,117
2.50% 9/1/2050	22,277,438	21,379,257
2.50% 10/1/2050	61,645,055	59,165,326
2.50%, 11/1/2050	10,393,393	9,959,773
2.50%, 1/1/2051	6,247,234	5,991,409
2.50%, 8/1/2051	826,855	790,582
2.50% 9/1/2051	52,652,126	50,335,077
2.50% 10/1/2051	2,925,263	2,795,112
2.50%, 11/1/2051	39,683,033	37,923,737
2.50% 12/1/2051	16,696,117	15,953,327
2.50%, 1/1/2052	599,187	572,344
2.50% 2/1/2052	11,940,791	11,409,681
3.00%, 10/1/2026	92,414	93,432
3.00%, 11/1/2026	159,545	161,190
3.00% 3/1/2027	993,495	1,004,275

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/1/2027	$102,489	$103,577
3.00%, 10/1/2028	91,428	92,399
3.00%, 2/1/2029	23,657	23,950
3.00%, 7/1/2029	42,143	42,652
3.00%, 8/1/2029	124,033	125,532
3.00%, 9/1/2029	28,883	29,232
3.00%, 10/1/2030	133,555	135,177
3.00%, 11/1/2030	181,011	183,209
3.00%, 12/1/2030	579,223	586,255
3.00%, 2/1/2031	514,792	521,890
3.00%, 8/1/2031	128,411	130,182
3.00%, 11/1/2031	181,154	183,217
3.00%, 2/1/2032	99,428	100,867
3.00%, 5/1/2032	317,375	321,266
3.00%, 7/1/2032	123,523	125,037
3.00%, 10/1/2032	165,234	167,260
3.00%, 12/1/2032	2,870,079	2,905,272
3.00%, 1/1/2033	107,774	109,095
3.00%, 2/1/2033	143,911	145,775
3.00%, 3/1/2033	2,536,626	2,563,365
3.00% 4/1/2033	4,050,725	4,088,157
3.00%, 5/1/2033	86,765	87,742
3.00%, 7/1/2033	926,836	939,006
3.00% 9/1/2034	2,020,304	2,051,588
3.00%, 12/1/2034	4,170,996	4,235,001
3.00%, 1/1/2035	3,286,898	3,325,926
3.00%, 4/1/2035	268,639	269,124
3.00%, 6/1/2035	292,975	293,504
3.00% 7/1/2035	5,538,966	5,579,499
3.00%, 4/1/2036	199,206	199,523
3.00%, 8/1/2036	408,629	409,861
3.00%, 9/1/2036	223,367	223,781
3.00%, 1/1/2038	128,769	128,464
3.00% 2/1/2038	806,744	805,901
3.00%, 11/1/2039	101,646	100,726
3.00%, 6/1/2042	2,077,794	2,073,256
3.00%, 8/1/2042	162,112	161,758
3.00%, 9/1/2042	114,545	114,295
3.00% 11/1/2042	1,011,316	1,009,579
3.00%, 1/1/2043	418,275	417,663
3.00% 2/1/2043	666,652	665,450
3.00%, 3/1/2043	183,470	183,127
3.00% 4/1/2043	1,560,835	1,556,791
3.00%, 5/1/2043	856,047	853,829
3.00%, 6/1/2043	48,637	48,547
3.00%, 7/1/2043	83,363	83,207
3.00%, 8/1/2043	52,886	52,787
3.00%, 9/1/2043	54,726	54,624
3.00%, 10/1/2043	55,714	55,610
3.00%, 12/1/2044	107,184	106,815
3.00%, 1/1/2045	437,740	436,550
3.00% 6/1/2045	450,914	448,389
3.00% 7/1/2045	555,111	552,355
3.00%, 8/1/2045	496,395	495,670
3.00%, 5/1/2046	126,016	125,218
Security Description	Principal Amount	Value
3.00% 6/1/2046	$2,517,891	$2,511,022
3.00% 7/1/2046	6,642,650	6,604,191
3.00% 8/1/2046	1,306,174	1,297,042
3.00% 9/1/2046	2,229,070	2,214,788
3.00% 10/1/2046	849,760	844,174
3.00%, 11/1/2046	180,836	179,691
3.00% 12/1/2046	4,231,027	4,201,377
3.00% 1/1/2047	861,391	855,531
3.00% 2/1/2047	8,179,233	8,123,456
3.00% 7/1/2047	906,473	900,238
3.00%, 12/1/2047	290,822	288,300
3.00%, 1/1/2048	1,291,586	1,280,384
3.00%, 2/1/2048	112,594	111,617
3.00%, 3/1/2048	673,075	667,237
3.00%, 10/1/2048	674,177	668,330
3.00%, 5/1/2049	118,826	116,883
3.00%, 7/1/2049	65,199	64,133
3.00%, 8/1/2049	1,479,717	1,455,517
3.00%, 9/1/2049	1,145,485	1,126,752
3.00% 10/1/2049	5,412,799	5,326,150
3.00%, 12/1/2049	577,991	568,539
3.00% 1/1/2050	1,432,216	1,408,794
3.00% 2/1/2050	13,207,549	13,000,596
3.00%, 3/1/2050	1,213,172	1,193,332
3.00% 4/1/2050	4,448,179	4,372,354
3.00%, 5/1/2050	468,533	460,891
3.00%, 8/1/2050	287,355	282,145
3.00% 9/1/2050	6,437,619	6,320,645
3.00%, 4/1/2051	1,889,209	1,850,986
3.00%, 5/1/2051	3,319,377	3,252,089
3.00% 6/1/2051	21,843,824	21,400,327
3.00%, 7/1/2051	2,035,539	1,994,132
3.00%, 10/1/2051	4,242,991	4,156,352
3.00%, 11/1/2051	1,994,604	1,953,721
3.00%, 2/1/2052	3,966,411	3,884,651
3.00%, 3/1/2052	10,974,760	10,741,369
3.50%, 2/1/2026	59,623	60,929
3.50%, 10/1/2026	68,503	70,003
3.50%, 1/1/2029	20,572	21,048
3.50%, 3/1/2029	450,616	460,645
3.50%, 4/1/2029	164,990	168,662
3.50%, 6/1/2029	35,609	36,425
3.50%, 8/1/2029	19,915	20,371
3.50%, 9/1/2029	452,763	462,840
3.50%, 2/1/2030	13,458	13,816
3.50%, 1/1/2034	101,611	104,408
3.50%, 3/1/2034	332,003	341,057
3.50%, 8/1/2034	115,353	118,498
3.50%, 7/1/2035	127,761	130,626
3.50%, 2/1/2039	58,839	60,138
3.50%, 3/1/2039	196,780	200,971
3.50%, 4/1/2039	90,866	92,044
3.50%, 10/1/2041	680,703	695,889
3.50% 2/1/2042	414,556	423,757
3.50%, 7/1/2042	12,125	12,409

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/1/2042	$544,585	$556,931
3.50%, 9/1/2042	145,278	148,571
3.50%, 3/1/2043	81,994	83,665
3.50%, 5/1/2043	218,969	223,430
3.50%, 8/1/2043	184,416	188,048
3.50%, 11/1/2043	33,984	34,677
3.50%, 12/1/2043	626,789	640,505
3.50%, 1/1/2044	369,981	378,369
3.50%, 5/1/2044	107,040	109,114
3.50%, 6/1/2044	62,047	63,295
3.50%, 8/1/2044	28,571	29,145
3.50%, 10/1/2044	443,498	452,415
3.50%, 11/1/2044	46,896	47,839
3.50% 12/1/2044	261,133	266,275
3.50% 1/1/2045	525,774	535,980
3.50%, 2/1/2045	109,413	111,613
3.50%, 3/1/2045	229,717	234,169
3.50% 7/1/2045	106,387	108,318
3.50%, 8/1/2045	107,276	109,224
3.50%, 10/1/2045	100,163	101,982
3.50% 11/1/2045	204,593	208,210
3.50% 12/1/2045	633,343	644,531
3.50% 1/1/2046	591,765	602,173
3.50% 3/1/2046	830,643	845,477
3.50% 5/1/2046	267,568	271,209
3.50% 7/1/2046	3,808,581	3,870,786
3.50% 12/1/2046	318,628	323,057
3.50% 2/1/2047	4,512,702	4,568,257
3.50% 6/1/2047	1,663,609	1,691,339
3.50%, 7/1/2047	189,209	190,905
3.50%, 8/1/2047	168,361	169,996
3.50% 9/1/2047	3,620,217	3,655,207
3.50% 10/1/2047	1,104,489	1,115,083
3.50% 11/1/2047	2,014,909	2,056,983
3.50%, 12/1/2047	214,521	216,605
3.50% 2/1/2048	1,038,812	1,048,126
3.50% 3/1/2048	5,371,450	5,423,309
3.50% 5/1/2048	215,640	217,985
3.50% 6/1/2048	211,836	214,682
3.50% 11/1/2048	786,851	796,395
3.50%, 3/1/2049	1,647,269	1,657,390
3.50% 4/1/2049	637,895	641,091
3.50%, 6/1/2049	139,492	140,182
3.50%, 7/1/2049	955,488	960,214
3.50% 8/1/2049	1,668,847	1,681,006
3.50% 9/1/2049	2,150,942	2,167,340
3.50% 10/1/2049	778,351	784,079
3.50% 12/1/2049	28,919,408	29,256,198
3.50% 1/1/2050	19,979,990	20,134,949
3.50% 6/1/2050	449,609	451,506
3.50%, 6/1/2051	2,010,050	2,016,805
3.50%, 7/1/2051	245,364	246,188
4.00%, 6/1/2025	88,104	90,671
4.00%, 2/1/2027	159,449	164,218
4.00%, 11/1/2033	40,781	42,042
Security Description	Principal Amount	Value
4.00%, 6/1/2035	$82,493	$85,662
4.00%, 10/1/2039	277,116	288,876
4.00% 10/1/2040	565,877	589,887
4.00%, 12/1/2040	233,827	243,737
4.00% 1/1/2041	369,889	385,566
4.00%, 12/1/2041	41,948	43,755
4.00%, 2/1/2042	120,871	125,989
4.00%, 4/1/2042	21,419	22,342
4.00%, 6/1/2042	75,266	78,466
4.00%, 10/1/2043	105,246	109,779
4.00%, 12/1/2043	641,765	668,654
4.00% 5/1/2044	46,280	48,183
4.00% 7/1/2044	149,733	155,848
4.00%, 8/1/2044	78,203	81,373
4.00%, 10/1/2044	71,235	74,164
4.00% 11/1/2044	344,456	358,417
4.00%, 12/1/2044	19,209	19,999
4.00%, 2/1/2045	405,547	421,201
4.00%, 4/1/2045	27,170	28,238
4.00% 5/1/2045	835,914	870,122
4.00%, 9/1/2045	85,938	89,255
4.00% 10/1/2045	474,765	493,150
4.00%, 11/1/2045	273,979	284,554
4.00% 12/1/2045	208,513	216,660
4.00%, 1/1/2046	341,133	354,546
4.00% 2/1/2046	1,696,494	1,761,978
4.00%, 9/1/2046	135,633	140,496
4.00%, 12/1/2046	191,569	198,964
4.00% 1/1/2047	2,735,641	2,826,493
4.00%, 2/1/2047	1,378,259	1,423,311
4.00%, 5/1/2047	86,022	88,489
4.00%, 6/1/2047	94,608	97,385
4.00% 7/1/2047	356,607	368,089
4.00%, 8/1/2047	187,524	193,028
4.00%, 9/1/2047	94,066	96,827
4.00%, 11/1/2047	219,594	226,508
4.00%, 12/1/2047	101,527	104,507
4.00% 2/1/2048	728,809	749,713
4.00%, 3/1/2048	184,289	189,574
4.00%, 4/1/2048	157,788	161,682
4.00%, 5/1/2048	133,947	137,252
4.00%, 6/1/2048	2,236,600	2,324,970
4.00% 7/1/2048	141,825	145,326
4.00% 9/1/2048	1,271,823	1,302,292
4.00% 10/1/2048	1,339,642	1,378,921
4.00% 11/1/2048	709,711	733,219
4.00%, 12/1/2048	886,270	915,406
4.00% 1/1/2049	1,122,926	1,168,695
4.00% 3/1/2049	2,178,085	2,225,319
4.00%, 4/1/2049	2,405,780	2,477,431
4.00%, 6/1/2049	666,080	680,423
4.00% 7/1/2049	1,390,678	1,427,742
4.00%, 8/1/2049	220,444	225,191
4.00%, 9/1/2049	509,000	519,960
4.00%, 1/1/2050	1,582,128	1,616,196

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 5/1/2050	$321,828	$328,494
4.00%, 6/1/2050	455,717	465,155
4.00%, 7/1/2050	198,306	202,413
4.00%, 2/1/2051	12,966,839	13,273,972
4.50%, 2/1/2039	41,461	44,025
4.50%, 7/1/2041	78,963	83,877
4.50%, 9/1/2041	20,201	21,459
4.50%, 10/1/2041	165,195	175,526
4.50%, 10/1/2043	54,631	57,974
4.50%, 3/1/2044	67,585	71,654
4.50%, 7/1/2044	228,229	241,970
4.50%, 9/1/2044	142,030	151,612
4.50%, 10/1/2044	87,289	92,485
4.50%, 7/1/2045	199,333	211,799
4.50%, 8/1/2045	19,346	20,455
4.50%, 3/1/2046	214,527	227,298
4.50%, 8/1/2046	139,989	148,659
4.50%, 3/1/2047	318,264	336,271
4.50%, 7/1/2047	322,300	341,705
4.50%, 12/1/2047	159,062	166,161
4.50%, 6/1/2048	1,086,795	1,141,564
4.50%, 7/1/2048	58,589	60,888
4.50%, 8/1/2048	175,338	182,089
4.50%, 9/1/2048	1,476,589	1,537,985
4.50%, 11/1/2048	34,594	35,952
4.50% 1/1/2049	710,335	741,079
4.50% 3/1/2049	1,833,686	1,922,055
4.50%, 4/1/2049	181,306	188,205
4.50%, 5/1/2049	357,862	371,437
4.50%, 8/1/2049	3,857,490	4,056,806
4.50%, 2/1/2050	635,702	659,818
4.50%, 4/1/2050	866,959	902,038
5.00%, 12/1/2033	218,453	233,659
5.00%, 9/1/2038	19,974	21,574
5.00%, 9/1/2039	86,237	93,066
5.00%, 12/1/2039	268,011	289,107
5.00%, 1/1/2040	127,612	137,656
5.00%, 12/1/2041	53,538	57,790
5.00%, 12/1/2044	183,796	198,527
5.00%, 7/1/2048	193,379	203,540
5.00% 8/1/2048	907,358	956,087
5.00% 9/1/2048	2,366,381	2,489,213
5.00%, 5/1/2049	1,451,638	1,526,660
5.00%, 9/1/2049	8,351,687	8,874,493
5.00%, 10/1/2049	2,688,989	2,828,464
5.00%, 11/1/2049	1,198,709	1,260,659
5.00%, 3/1/2050	2,224,784	2,339,762
5.50%, 9/1/2035	3,273	3,479
5.50%, 12/1/2036	8,901	9,591
5.50%, 7/1/2037	95,613	103,891
5.50%, 4/1/2038	83,978	91,777
5.50%, 5/1/2038	2,642	2,828
5.50%, 8/1/2038	137,299	149,832
6.00%, 7/1/2040	282,592	312,149
Security Description	Principal Amount	Value
Federal National Mortgage Association:
1.50%, 10/1/2035	$1,659,020	$1,573,904
1.50% 11/1/2035	2,391,605	2,268,823
1.50% 12/1/2035	2,275,315	2,158,527
1.50%, 1/1/2036	2,427,462	2,302,922
1.50% 2/1/2036	7,608,553	7,218,305
1.50%, 3/1/2036	870,561	825,519
1.50%, 4/1/2036	1,206,007	1,143,882
1.50%, 6/1/2036	1,070,342	1,014,964
1.50%, 7/1/2036	8,582,867	8,138,801
1.50%, 8/1/2036	637,685	604,692
1.50%, 10/1/2036	1,110,535	1,053,077
1.50%, 12/1/2036	425,665	403,641
1.50%, 1/1/2037	41,020,402	38,898,064
1.50%, 3/1/2037	30,455,031	28,863,972
1.50%, 5/1/2041	5,527,410	5,000,909
1.50%, 1/1/2042	4,940,363	4,469,780
1.50%, 12/1/2050	20,658,659	18,453,283
1.50%, 1/1/2051	7,216,165	6,445,817
1.50%, 3/1/2051	9,039,056	8,073,825
1.50%, 5/1/2051	944,284	843,256
1.50%, 7/1/2051	1,438,216	1,284,195
1.50%, 8/1/2051	2,603,005	2,323,710
1.50%, 9/1/2051	253,946	226,672
1.50%, 10/1/2051	23,475,307	20,951,657
1.50%, 11/1/2051	12,313,426	10,988,442
2.00%, 2/1/2028	633,759	622,146
2.00%, 11/1/2031	96,114	93,435
2.00%, 2/1/2032	783,861	762,010
2.00%, 4/1/2035	267,026	259,823
2.00%, 5/1/2035	1,489,003	1,448,835
2.00%, 7/1/2035	228,726	222,556
2.00%, 8/1/2035	7,772,938	7,566,774
2.00% 9/1/2035	16,222,075	15,786,286
2.00%, 10/1/2035	13,016,057	12,664,931
2.00%, 11/1/2035	3,664,765	3,565,903
2.00% 12/1/2035	11,504,684	11,194,218
2.00%, 1/1/2036	4,653,952	4,528,010
2.00% 2/1/2036	6,284,343	6,114,813
2.00%, 3/1/2036	3,062,649	2,978,537
2.00% 4/1/2036	5,248,723	5,105,074
2.00%, 5/1/2036	26,027,900	25,300,284
2.00% 7/1/2036	6,936,828	6,743,656
2.00%, 12/1/2036	20,699,876	20,123,210
2.00%, 8/1/2040	686,441	646,586
2.00%, 10/1/2040	3,326,060	3,132,977
2.00%, 11/1/2040	7,079,098	6,668,012
2.00%, 12/1/2040	4,041,190	3,806,477
2.00%, 1/1/2041	12,584,525	11,853,876
2.00%, 5/1/2041	1,830,313	1,723,607
2.00%, 6/1/2041	656,369	618,103
2.00% 10/1/2041	7,598,791	7,155,475
2.00%, 11/1/2041	8,501,084	8,003,898
2.00%, 2/1/2042	4,168,479	3,923,616

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 4/1/2042	$3,158,095	$2,969,341
2.00%, 6/1/2050	2,754,164	2,567,744
2.00% 7/1/2050	14,614,202	13,625,014
2.00%, 8/1/2050	5,938,634	5,536,668
2.00% 9/1/2050	7,697,453	7,176,438
2.00% 10/1/2050	27,573,949	25,707,558
2.00% 11/1/2050	40,296,531	37,568,992
2.00% 12/1/2050	18,621,527	17,361,095
2.00% 1/1/2051	79,887,955	74,478,754
2.00% 2/1/2051	62,542,716	58,216,256
2.00% 3/1/2051	62,179,748	57,879,702
2.00% 4/1/2051	37,224,612	34,636,660
2.00% 5/1/2051	40,067,834	37,276,203
2.00% 6/1/2051	19,936,897	18,546,401
2.00% 7/1/2051	83,088,425	77,361,104
2.00% 8/1/2051	2,396,915	2,228,437
2.00%, 9/1/2051	12,249,879	11,386,940
2.00% 10/1/2051	11,425,252	10,616,768
2.00% 11/1/2051	75,642,426	70,303,173
2.00%, 12/1/2051	1,439,106	1,337,141
2.00%, 1/1/2052	10,421,382	9,680,779
2.00%, 2/1/2052	30,308,829	28,150,205
2.50% 12/1/2027	737,587	734,459
2.50%, 3/1/2028	134,212	133,761
2.50%, 5/1/2028	332,743	331,625
2.50% 7/1/2028	229,186	228,416
2.50%, 8/1/2028	108,556	108,191
2.50% 9/1/2028	1,500,843	1,494,477
2.50%, 10/1/2028	51,267	51,095
2.50%, 12/1/2028	1,745,486	1,739,621
2.50% 3/1/2029	281,584	280,492
2.50%, 6/1/2029	4,927,954	4,907,053
2.50%, 8/1/2029	295,072	293,821
2.50%, 2/1/2030	38,233	38,142
2.50%, 4/1/2030	192,470	192,062
2.50%, 5/1/2030	54,881	54,765
2.50%, 6/1/2030	902,107	900,193
2.50% 7/1/2030	1,386,043	1,381,443
2.50%, 8/1/2030	1,137,079	1,134,667
2.50%, 11/1/2030	172,296	171,930
2.50% 8/1/2031	1,312,875	1,309,497
2.50% 9/1/2031	1,578,325	1,574,264
2.50% 10/1/2031	2,852,681	2,842,194
2.50% 11/1/2031	1,677,073	1,672,857
2.50%, 12/1/2031	213,918	213,368
2.50%, 1/1/2032	181,793	181,325
2.50%, 2/1/2032	602,546	600,996
2.50%, 4/1/2032	376,166	374,847
2.50%, 6/1/2032	2,755,501	2,748,412
2.50%, 8/1/2032	373,074	372,114
2.50%, 10/1/2032	508,992	507,208
2.50%, 11/1/2032	329,969	328,813
2.50%, 12/1/2032	103,837	103,473
2.50% 1/1/2033	805,167	802,706
2.50%, 4/1/2033	872,383	870,139
Security Description	Principal Amount	Value
2.50%, 12/1/2033	$3,208,006	$3,201,201
2.50%, 6/1/2034	226,684	225,114
2.50%, 8/1/2034	1,446,546	1,443,478
2.50% 10/1/2034	351,759	349,052
2.50%, 11/1/2034	287,689	285,696
2.50%, 12/1/2034	1,306,434	1,297,386
2.50% 1/1/2035	6,213,348	6,170,319
2.50%, 2/1/2035	1,947,139	1,933,655
2.50%, 4/1/2035	1,088,234	1,080,698
2.50%, 6/1/2035	7,218,776	7,155,235
2.50% 7/1/2035	6,688,544	6,639,244
2.50% 8/1/2035	8,132,433	8,062,795
2.50%, 1/1/2036	482,081	478,388
2.50%, 2/1/2036	2,388,038	2,366,024
2.50%, 7/1/2036	1,954,382	1,935,768
2.50%, 10/1/2036	1,101,909	1,074,625
2.50%, 2/1/2040	3,692,728	3,590,694
2.50%, 5/1/2040	2,012,000	1,948,615
2.50%, 7/1/2040	324,782	314,548
2.50%, 2/1/2041	7,881,575	7,633,063
2.50%, 6/1/2041	3,589,435	3,469,037
2.50%, 4/1/2042	5,000,000	4,815,079
2.50%, 12/1/2042	313,561	304,242
2.50%, 1/1/2043	4,527,355	4,392,801
2.50% 2/1/2043	1,196,050	1,160,502
2.50%, 4/1/2043	281,218	272,888
2.50%, 5/1/2043	207,860	201,703
2.50%, 8/1/2046	298,132	288,261
2.50%, 10/1/2046	827,584	800,182
2.50%, 4/1/2048	312,592	302,242
2.50% 11/1/2049	14,390,619	13,839,538
2.50%, 12/1/2049	1,565,219	1,505,280
2.50%, 1/1/2050	727,286	699,435
2.50%, 2/1/2050	891,971	857,813
2.50%, 3/1/2050	4,961,763	4,762,407
2.50% 5/1/2050	1,619,200	1,553,669
2.50% 6/1/2050	33,082,570	31,769,699
2.50% 7/1/2050	26,490,928	25,409,237
2.50% 8/1/2050	37,590,851	36,116,485
2.50% 9/1/2050	13,346,722	12,801,765
2.50% 10/1/2050	13,251,388	12,699,371
2.50% 11/1/2050	3,415,734	3,273,629
2.50% 12/1/2050	2,218,577	2,125,592
2.50% 2/1/2051	4,484,571	4,296,846
2.50% 3/1/2051	7,221,909	6,910,223
2.50%, 4/1/2051	5,451,955	5,212,478
2.50% 5/1/2051	25,303,814	24,177,344
2.50% 7/1/2051	33,920,138	32,434,431
2.50% 8/1/2051	29,509,993	28,215,447
2.50% 9/1/2051	29,302,292	28,012,314
2.50% 10/1/2051	50,488,887	48,256,487
2.50%, 11/1/2051	4,856,020	4,640,738
2.50%, 12/1/2051	5,885,542	5,623,705
2.50% 1/1/2052	71,138,678	67,991,767
2.50%, 2/1/2052	9,982,995	9,530,514

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00% 12/1/2026	$99,427	$100,453
3.00%, 2/1/2027	13,698	13,839
3.00%, 4/1/2027	105,531	106,651
3.00%, 7/1/2027	155,668	157,319
3.00% 8/1/2027	429,137	433,636
3.00%, 6/1/2028	713,352	720,919
3.00%, 9/1/2028	107,796	108,940
3.00%, 10/1/2028	38,766	39,219
3.00%, 11/1/2028	70,440	71,264
3.00% 6/1/2029	687,638	695,668
3.00%, 7/1/2029	55,241	55,871
3.00% 8/1/2029	72,905	73,736
3.00%, 9/1/2029	26,551	26,854
3.00%, 10/1/2029	116,958	118,291
3.00% 2/1/2030	243,661	246,312
3.00% 3/1/2030	1,398,125	1,414,876
3.00%, 4/1/2030	86,919	87,974
3.00% 5/1/2030	1,081,860	1,093,335
3.00%, 6/1/2030	33,557	33,965
3.00%, 7/1/2030	528,597	534,780
3.00% 9/1/2030	464,414	469,860
3.00%, 11/1/2030	233,987	236,828
3.00%, 12/1/2030	44,827	45,371
3.00% 1/1/2031	1,498,106	1,515,552
3.00% 4/1/2031	263,131	266,753
3.00%, 1/1/2032	155,977	158,124
3.00%, 6/1/2032	168,471	170,442
3.00%, 7/1/2032	297,998	301,652
3.00%, 8/1/2032	1,000,910	1,013,184
3.00% 11/1/2032	3,864,465	3,894,946
3.00% 12/1/2032	617,487	625,583
3.00%, 1/1/2033	124,554	126,081
3.00%, 3/1/2033	428,337	433,492
3.00%, 5/1/2033	78,672	79,637
3.00%, 9/1/2033	4,520,877	4,583,114
3.00% 2/1/2034	957,770	969,363
3.00%, 7/1/2034	903,938	914,924
3.00%, 10/1/2034	713,861	721,017
3.00%, 11/1/2034	671,661	678,249
3.00%, 12/1/2034	1,888,728	1,919,671
3.00% 1/1/2035	712,474	719,063
3.00%, 2/1/2035	86,865	87,025
3.00% 4/1/2035	910,503	921,293
3.00%, 5/1/2035	4,030,552	4,060,841
3.00%, 12/1/2035	157,601	158,785
3.00%, 2/1/2036	1,459,976	1,461,564
3.00%, 6/1/2036	1,908,839	1,910,509
3.00%, 7/1/2036	1,361,470	1,362,662
3.00%, 8/1/2036	2,025,410	2,027,182
3.00%, 9/1/2036	200,101	200,276
3.00%, 12/1/2036	262,984	264,380
3.00%, 6/1/2037	3,331,269	3,334,184
3.00%, 8/1/2037	112,568	112,219
3.00%, 3/1/2038	938,571	935,664
3.00%, 8/1/2038	2,586,942	2,589,205
Security Description	Principal Amount	Value
3.00%, 11/1/2039	$171,783	$170,227
3.00%, 2/1/2040	1,534,307	1,520,413
3.00%, 3/1/2040	3,650,958	3,639,649
3.00%, 4/1/2040	1,990,167	1,977,787
3.00%, 11/1/2041	5,992,855	5,950,583
3.00%, 9/1/2042	91,730	91,530
3.00% 10/1/2042	360,004	359,218
3.00% 12/1/2042	262,899	262,326
3.00%, 1/1/2043	1,145,720	1,143,222
3.00% 2/1/2043	427,172	426,241
3.00%, 3/1/2043	399,147	396,332
3.00% 4/1/2043	369,702	368,746
3.00% 5/1/2043	1,408,284	1,404,067
3.00% 6/1/2043	503,005	501,705
3.00% 7/1/2043	295,771	295,007
3.00% 8/1/2043	4,415,597	4,404,365
3.00%, 9/1/2043	76,903	76,704
3.00%, 1/1/2044	87,925	87,697
3.00%, 3/1/2044	131,531	131,191
3.00% 10/1/2044	2,096,748	2,086,485
3.00%, 12/1/2044	471,363	463,662
3.00% 1/1/2045	452,337	450,946
3.00% 4/1/2045	277,898	276,318
3.00% 5/1/2045	413,089	410,740
3.00%, 8/1/2045	413,737	412,668
3.00% 11/1/2045	182,460	181,423
3.00%, 12/1/2045	85,519	85,033
3.00%, 4/1/2046	3,158,767	3,140,811
3.00% 5/1/2046	643,464	638,925
3.00%, 6/1/2046	4,846,876	4,830,205
3.00% 8/1/2046	1,542,057	1,531,180
3.00% 9/1/2046	6,638,317	6,600,243
3.00% 10/1/2046	7,151,168	7,097,694
3.00% 11/1/2046	3,298,376	3,278,740
3.00% 12/1/2046	408,247	405,368
3.00% 1/1/2047	4,633,839	4,601,855
3.00%, 2/1/2047	95,573	95,326
3.00% 3/1/2047	541,904	538,507
3.00% 4/1/2047	12,271,054	12,185,005
3.00% 7/1/2047	5,268,741	5,231,578
3.00%, 8/1/2047	425,601	422,599
3.00%, 9/1/2047	422,557	419,576
3.00% 10/1/2047	6,262,501	6,216,634
3.00% 12/1/2047	2,260,662	2,244,716
3.00%, 1/1/2048	1,451,226	1,438,606
3.00%, 2/1/2048	1,153,967	1,143,932
3.00%, 4/1/2048	9,150,312	9,126,662
3.00%, 9/1/2048	1,840,950	1,827,964
3.00%, 11/1/2048	1,272,408	1,261,343
3.00%, 6/1/2049	466,020	458,406
3.00%, 7/1/2049	309,199	304,148
3.00% 9/1/2049	3,918,156	3,853,911
3.00% 10/1/2049	1,919,145	1,887,790
3.00% 11/1/2049	4,237,601	4,170,881
3.00% 12/1/2049	1,407,475	1,395,466

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00% 1/1/2050	$8,120,627	$7,987,714
3.00% 2/1/2050	19,344,148	19,044,553
3.00% 3/1/2050	12,995,860	12,784,133
3.00% 4/1/2050	2,468,908	2,439,347
3.00% 7/1/2050	10,253,438	10,068,994
3.00% 8/1/2050	18,642,564	18,310,331
3.00% 9/1/2050	11,105,851	10,905,626
3.00%, 1/1/2051	2,602,201	2,554,491
3.00%, 3/1/2051	1,475,871	1,446,095
3.00%, 4/1/2051	2,544,244	2,492,816
3.00% 5/1/2051	10,035,116	9,832,225
3.00% 6/1/2051	9,611,673	9,416,659
3.00% 7/1/2051	4,346,791	4,258,430
3.00%, 8/1/2051	8,024,660	7,861,225
3.00%, 9/1/2051	9,478,024	9,284,622
3.00%, 1/1/2052	6,000,917	5,877,537
3.00%, 2/1/2052	4,940,053	4,838,293
3.50% 12/1/2025	61,742	63,101
3.50%, 1/1/2026	5,611	5,735
3.50%, 1/1/2027	34,982	35,752
3.50%, 1/1/2028	62,109	63,430
3.50%, 2/1/2028	1,537,174	1,570,992
3.50%, 10/1/2028	595,182	608,472
3.50%, 1/1/2029	51,483	52,633
3.50%, 5/1/2029	74,140	75,786
3.50%, 10/1/2029	25,191	25,750
3.50%, 9/1/2030	6,321,485	6,484,265
3.50%, 12/1/2030	77,995	80,003
3.50%, 3/1/2031	427,208	438,204
3.50%, 6/1/2031	390,995	401,455
3.50%, 4/1/2032	223,789	230,691
3.50% 5/1/2032	3,718,579	3,808,808
3.50%, 7/1/2032	6,098,114	6,230,743
3.50% 9/1/2032	1,391,864	1,421,686
3.50%, 11/1/2032	3,282,162	3,370,136
3.50%, 2/1/2033	119,983	123,350
3.50%, 3/1/2033	233,475	240,285
3.50%, 4/1/2033	401,925	412,306
3.50%, 5/1/2033	258,469	266,401
3.50%, 6/1/2033	89,364	91,760
3.50%, 3/1/2034	309,111	315,974
3.50%, 4/1/2034	395,240	406,747
3.50% 6/1/2034	202,242	207,237
3.50%, 7/1/2034	49,419	50,765
3.50% 11/1/2034	681,800	699,480
3.50%, 5/1/2035	1,146,021	1,175,270
3.50%, 9/1/2035	720,081	738,615
3.50%, 2/1/2036	1,708,295	1,745,440
3.50%, 7/1/2037	106,861	109,178
3.50%, 10/1/2037	427,762	437,035
3.50%, 11/1/2037	1,001,199	1,022,903
3.50%, 2/1/2038	568,572	580,898
3.50%, 12/1/2038	90,764	92,708
3.50%, 6/1/2039	65,753	66,604
3.50%, 9/1/2040	413,098	421,074
Security Description	Principal Amount	Value
3.50%, 12/1/2040	$93,923	$95,951
3.50%, 1/1/2041	85,392	87,236
3.50%, 2/1/2042	110,533	112,912
3.50% 5/1/2042	362,417	370,627
3.50%, 6/1/2042	170,488	174,350
3.50%, 7/1/2042	82,974	84,854
3.50%, 9/1/2042	314,432	321,554
3.50%, 10/1/2042	597,319	610,849
3.50%, 1/1/2043	56,239	57,513
3.50%, 2/1/2043	817,091	835,599
3.50%, 4/1/2043	172,583	175,971
3.50% 5/1/2043	230,823	235,644
3.50%, 6/1/2043	631,843	644,243
3.50% 8/1/2043	1,350,276	1,378,321
3.50%, 1/1/2044	51,602	52,615
3.50%, 5/1/2044	325,415	332,787
3.50%, 8/1/2044	116,979	119,238
3.50%, 9/1/2044	157,547	160,589
3.50%, 10/1/2044	119,864	122,179
3.50%, 11/1/2044	533,445	543,745
3.50% 12/1/2044	1,431,986	1,459,635
3.50% 1/1/2045	177,692	181,123
3.50% 2/1/2045	6,515,897	6,663,216
3.50%, 3/1/2045	98,053	99,759
3.50%, 4/1/2045	195,724	199,130
3.50% 5/1/2045	493,891	502,486
3.50%, 6/1/2045	350,770	356,874
3.50% 7/1/2045	1,359,967	1,383,633
3.50% 8/1/2045	3,631,069	3,702,593
3.50% 9/1/2045	736,210	750,870
3.50%, 10/1/2045	281,447	286,344
3.50% 11/1/2045	2,236,782	2,278,768
3.50% 12/1/2045	2,322,340	2,362,751
3.50% 2/1/2046	1,030,120	1,046,278
3.50% 3/1/2046	6,750,464	6,882,756
3.50% 4/1/2046	1,141,284	1,156,278
3.50% 5/1/2046	273,528	277,122
3.50% 6/1/2046	352,095	357,149
3.50% 7/1/2046	495,603	502,113
3.50% 8/1/2046	3,832,937	3,898,969
3.50% 10/1/2046	728,446	738,016
3.50%, 11/1/2046	188,699	191,178
3.50%, 12/1/2046	81,931	83,007
3.50% 1/1/2047	3,442,706	3,509,295
3.50% 2/1/2047	946,268	963,260
3.50% 3/1/2047	418,522	422,628
3.50% 4/1/2047	419,865	425,523
3.50% 5/1/2047	14,665,080	14,885,689
3.50%, 6/1/2047	809,528	823,615
3.50%, 7/1/2047	4,769,298	4,877,330
3.50%, 8/1/2047	106,751	107,707
3.50% 9/1/2047	1,069,993	1,080,256
3.50%, 10/1/2047	97,099	97,969
3.50% 11/1/2047	5,054,870	5,122,938
3.50% 12/1/2047	8,920,271	9,075,509

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50% 1/1/2048	$10,402,385	$10,510,034
3.50% 2/1/2048	4,652,117	4,696,956
3.50% 3/1/2048	7,286,488	7,361,715
3.50% 4/1/2048	719,365	728,687
3.50% 5/1/2048	1,387,853	1,404,104
3.50%, 6/1/2048	162,921	164,990
3.50% 7/1/2048	12,189,102	12,362,320
3.50%, 8/1/2048	165,454	167,444
3.50%, 9/1/2048	26,742	27,082
3.50% 11/1/2048	1,488,463	1,501,798
3.50% 4/1/2049	3,969,324	4,006,652
3.50%, 6/1/2049	4,709,117	4,767,461
3.50%, 7/1/2049	1,532,986	1,540,561
3.50%, 8/1/2049	2,945,945	2,960,502
3.50% 9/1/2049	5,135,425	5,197,077
3.50%, 10/1/2049	1,342,787	1,349,422
3.50%, 11/1/2049	744,769	748,449
3.50%, 12/1/2049	343,257	345,089
3.50% 1/1/2050	2,262,671	2,273,852
3.50%, 3/1/2050	481,503	489,109
3.50% 4/1/2050	12,801,831	12,891,276
3.50% 5/1/2050	6,644,429	6,725,541
3.50% 6/1/2050	996,712	1,000,914
3.50%, 8/1/2050	1,443,182	1,449,266
3.50%, 11/1/2050	989,716	993,888
3.50%, 1/1/2051	2,268,663	2,279,874
3.50%, 6/1/2051	2,414,592	2,422,700
3.50%, 8/1/2051	1,594,972	1,600,328
4.00%, 5/1/2026	877,795	903,476
4.00%, 6/1/2026	468,738	482,451
4.00%, 8/1/2026	17,881	18,404
4.00%, 9/1/2027	67,570	69,597
4.00%, 5/1/2029	1,915,871	1,973,749
4.00%, 11/1/2033	43,253	44,563
4.00%, 1/1/2034	107,820	111,877
4.00%, 2/1/2034	90,138	92,867
4.00%, 8/1/2034	793,541	832,225
4.00%, 5/1/2037	70,892	73,150
4.00%, 6/1/2038	2,044,383	2,120,575
4.00%, 9/1/2038	108,382	111,613
4.00%, 2/1/2039	489,838	504,439
4.00%, 12/1/2039	1,856,172	1,934,745
4.00%, 9/1/2040	555,919	579,453
4.00%, 10/1/2040	99,945	104,176
4.00%, 12/1/2040	83,477	87,011
4.00%, 2/1/2041	124,232	129,491
4.00% 10/1/2041	460,159	479,619
4.00%, 12/1/2041	31,965	33,317
4.00%, 2/1/2042	245,151	255,517
4.00%, 4/1/2042	185,645	193,397
4.00%, 12/1/2042	254,007	264,615
4.00%, 9/1/2043	194,844	202,676
4.00% 10/1/2043	296,041	307,941
4.00%, 12/1/2043	58,307	60,651
4.00%, 2/1/2044	63,816	66,381
Security Description	Principal Amount	Value
4.00%, 4/1/2044	$10,900,174	$11,341,740
4.00%, 5/1/2044	229,440	238,709
4.00%, 6/1/2044	32,238	33,541
4.00% 7/1/2044	1,518,070	1,579,116
4.00% 8/1/2044	359,686	377,187
4.00%, 9/1/2044	17,614	18,326
4.00% 10/1/2044	26,297	27,360
4.00% 11/1/2044	442,472	460,346
4.00% 12/1/2044	1,443,090	1,514,076
4.00%, 1/1/2045	152,445	158,603
4.00% 3/1/2045	2,276,127	2,368,876
4.00% 6/1/2045	1,681,974	1,749,255
4.00%, 7/1/2045	461,161	478,927
4.00%, 8/1/2045	345,003	358,872
4.00% 9/1/2045	346,662	360,017
4.00% 12/1/2045	1,847,340	1,919,670
4.00%, 2/1/2046	75,895	78,819
4.00% 3/1/2046	8,523,261	8,883,169
4.00% 4/1/2046	442,184	458,147
4.00%, 6/1/2046	125,820	130,787
4.00%, 7/1/2046	208,277	215,083
4.00% 9/1/2046	2,361,311	2,461,846
4.00%, 10/1/2046	714,026	737,357
4.00% 11/1/2046	3,536,258	3,683,184
4.00%, 12/1/2046	393,152	405,999
4.00%, 2/1/2047	158,203	164,433
4.00% 3/1/2047	568,813	585,536
4.00% 4/1/2047	11,649,025	12,104,915
4.00% 5/1/2047	776,504	800,090
4.00% 6/1/2047	2,483,318	2,554,350
4.00% 7/1/2047	2,282,406	2,365,815
4.00% 8/1/2047	545,891	563,667
4.00% 9/1/2047	5,966,951	6,176,492
4.00% 10/1/2047	5,095,950	5,241,714
4.00% 11/1/2047	330,701	340,161
4.00% 1/1/2048	6,136,294	6,311,815
4.00% 2/1/2048	5,355,253	5,509,047
4.00%, 4/1/2048	105,734	109,316
4.00% 5/1/2048	194,632	199,288
4.00% 6/1/2048	2,450,568	2,509,180
4.00% 7/1/2048	2,293,576	2,348,433
4.00% 8/1/2048	2,796,257	2,882,507
4.00% 9/1/2048	6,798,257	6,989,078
4.00% 10/1/2048	8,217,478	8,494,757
4.00% 11/1/2048	1,014,386	1,038,648
4.00% 12/1/2048	3,292,155	3,382,441
4.00% 1/1/2049	1,174,452	1,215,821
4.00% 2/1/2049	263,554	272,025
4.00% 3/1/2049	3,391,111	3,488,472
4.00%, 4/1/2049	266,224	273,657
4.00%, 5/1/2049	77,981	79,658
4.00% 6/1/2049	7,120,165	7,347,515
4.00% 7/1/2049	7,086,943	7,334,361
4.00%, 8/1/2049	35,430	36,192
4.00%, 9/1/2049	2,008,703	2,051,894

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00% 12/1/2049	$2,395,645	$2,467,038
4.00%, 3/1/2050	772,039	794,668
4.00% 4/1/2050	3,983,824	4,067,106
4.00% 6/1/2050	1,525,188	1,561,954
4.00%, 7/1/2050	508,032	518,551
4.00%, 9/1/2050	880,768	899,706
4.00%, 10/1/2050	1,718,730	1,754,317
4.00%, 12/1/2050	717,950	732,816
4.50%, 11/1/2024	9,257	9,505
4.50%, 3/1/2029	598,767	615,385
4.50%, 4/1/2031	31,653	33,228
4.50%, 6/1/2040	786,159	834,690
4.50%, 8/1/2040	1,404,874	1,491,599
4.50%, 9/1/2040	1,287,283	1,366,748
4.50%, 5/1/2041	76,620	81,350
4.50%, 9/1/2041	42,045	44,620
4.50%, 1/1/2042	96,571	102,486
4.50% 10/1/2042	715,404	759,410
4.50% 9/1/2043	189,506	201,167
4.50%, 10/1/2043	91,866	97,424
4.50% 12/1/2043	653,804	695,180
4.50%, 3/1/2044	29,354	31,099
4.50%, 4/1/2044	22,837	24,195
4.50%, 5/1/2044	72,484	76,870
4.50% 6/1/2044	1,681,669	1,781,641
4.50%, 8/1/2044	366,959	389,611
4.50%, 10/1/2044	78,011	82,649
4.50%, 12/1/2044	290,091	308,190
4.50%, 5/1/2045	289,138	307,178
4.50%, 10/1/2045	557,960	609,011
4.50%, 5/1/2046	442,875	465,010
4.50%, 7/1/2046	119,393	126,843
4.50%, 8/1/2046	179,886	190,580
4.50%, 3/1/2047	2,462,531	2,570,285
4.50%, 5/1/2047	1,977,556	2,099,633
4.50%, 7/1/2047	364,268	385,419
4.50% 8/1/2047	1,481,746	1,546,584
4.50%, 9/1/2047	151,117	157,730
4.50%, 12/1/2047	150,040	156,606
4.50%, 1/1/2048	357,984	373,648
4.50% 2/1/2048	4,728,088	4,934,976
4.50%, 6/1/2048	126,257	131,108
4.50% 7/1/2048	385,862	400,689
4.50% 8/1/2048	402,577	419,730
4.50% 9/1/2048	1,441,327	1,503,227
4.50% 10/1/2048	5,058,315	5,252,687
4.50% 11/1/2048	4,865,081	5,089,708
4.50%, 12/1/2048	134,485	139,653
4.50% 2/1/2049	5,662,486	5,930,641
4.50%, 3/1/2049	1,263,806	1,326,259
4.50%, 4/1/2049	272,016	282,291
4.50% 5/1/2049	2,446,909	2,550,737
4.50% 6/1/2049	841,315	873,094
4.50%, 7/1/2049	378,627	395,366
4.50%, 8/1/2049	690,942	721,488
Security Description	Principal Amount	Value
4.50% 9/1/2049	$2,418,579	$2,509,937
4.50%, 11/1/2049	5,480,187	5,754,095
4.50% 2/1/2050	1,156,871	1,200,570
4.50% 3/1/2050	4,800,213	5,011,488
4.50%, 4/1/2050	2,043,794	2,160,633
4.50%, 5/1/2050	1,126,751	1,172,554
4.50%, 6/1/2050	1,548,884	1,611,225
4.50%, 9/1/2050	1,972,798	2,048,605
4.50%, 10/1/2050	544,964	565,904
4.50%, 12/1/2050	218,731	226,993
5.00%, 6/1/2039	222,640	237,971
5.00%, 8/1/2039	251,476	271,194
5.00%, 6/1/2040	104,979	113,251
5.00%, 7/1/2040	53,652	57,879
5.00%, 9/1/2040	52,720	56,874
5.00%, 2/1/2041	38,000	40,994
5.00%, 6/1/2041	663,051	716,193
5.00%, 3/1/2042	97,441	105,119
5.00%, 7/1/2044	33,401	35,935
5.00%, 1/1/2045	24,478	26,335
5.00%, 5/1/2048	433,056	455,476
5.00%, 7/1/2048	237,464	249,758
5.00% 8/1/2048	287,865	307,409
5.00%, 9/1/2048	647,237	680,746
5.00%, 10/1/2048	1,235,741	1,299,717
5.00%, 11/1/2048	578,636	610,807
5.00%, 1/1/2049	101,342	106,589
5.00%, 8/1/2049	1,070,766	1,126,201
5.00%, 10/1/2049	746,654	785,309
5.00%, 12/1/2049	9,439,837	9,928,550
5.00%, 3/1/2050	1,071,988	1,127,454
5.50%, 1/1/2035	182,159	198,209
5.50%, 4/1/2036	87,625	95,433
5.50%, 11/1/2038	41,455	45,352
5.50%, 12/1/2038	17,151	18,742
5.50%, 12/1/2039	34,067	37,246
5.50%, 7/1/2041	76,716	83,540
5.50%, 4/1/2050	929,570	1,009,675
6.00%, 1/1/2037	21,861	23,875
6.00%, 9/1/2037	25,986	28,707
6.00%, 9/1/2039	19,442	21,526
6.00%, 6/1/2040	47,993	53,103
6.00%, 10/1/2040	62,072	68,878
TBA, 1.50%, 4/1/2037 (a)	6,925,000	6,557,663
TBA, 2.00%, 4/1/2037 (a)	16,675,000	16,187,907
TBA, 2.00%, 4/1/2052 (a)	14,275,000	13,239,877
TBA, 2.50%, 4/1/2037 (a)	5,000,000	4,939,844
TBA, 2.50%, 4/1/2052 (a)	33,500,000	31,952,199
TBA, 3.00%, 4/1/2052 (a)	20,000,000	19,556,180
TBA, 3.50%, 4/1/2052 (a)	3,000,000	3,030,150
Government National Mortgage Association:
1.50%, 2/20/2051	902,295	824,993
1.50%, 9/20/2051	976,003	892,386
1.50%, 10/20/2051	491,988	449,838

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 11/20/2051	$493,367	$451,099
2.00%, 8/20/2050	1,498,214	1,430,735
2.00%, 9/20/2050	3,051,081	2,913,660
2.00%, 11/20/2050	2,381,691	2,274,420
2.00%, 12/20/2050	8,788,196	8,392,377
2.00%, 1/20/2051	25,719,953	24,561,529
2.00% 2/20/2051	9,763,980	9,309,882
2.00% 3/20/2051	18,655,809	17,768,948
2.00%, 4/20/2051	18,710,453	17,820,994
2.00%, 5/20/2051	18,156,548	17,321,893
2.00%, 6/20/2051	35,211,489	33,589,342
2.00%, 7/20/2051	3,152,731	3,002,856
2.00%, 8/20/2051	10,746,967	10,236,077
2.00%, 9/20/2051	13,138,811	12,526,401
2.00%, 10/20/2051	6,946,222	6,616,012
2.00%, 11/20/2051	10,051,014	9,573,208
2.00%, 12/20/2051	13,883,838	13,223,827
2.00%, 1/20/2052	31,164,690	29,683,181
2.50%, 1/20/2043	38,421	37,652
2.50%, 3/20/2043	237,373	232,608
2.50%, 8/20/2046	600,520	587,821
2.50%, 10/20/2046	133,172	130,356
2.50%, 12/20/2046	1,361,578	1,332,785
2.50%, 9/20/2048	6,653,751	6,513,048
2.50%, 12/20/2049	817,126	793,461
2.50%, 1/20/2050	898,340	872,323
2.50%, 2/20/2050	1,041,953	1,013,710
2.50%, 6/20/2050	2,396,103	2,331,155
2.50%, 7/20/2050	2,772,575	2,697,422
2.50%, 8/20/2050	8,735,115	8,498,342
2.50%, 9/20/2050	14,310,660	13,922,757
2.50%, 10/20/2050	16,983,783	16,523,423
2.50%, 11/20/2050	1,361,684	1,324,774
2.50%, 12/20/2050	8,133,425	7,912,962
2.50%, 1/20/2051	12,413,570	12,077,090
2.50% 2/20/2051	24,804,171	24,078,028
2.50% 3/20/2051	11,893,501	11,563,907
2.50% 4/20/2051	17,052,198	16,551,170
2.50%, 5/20/2051	2,783,030	2,704,384
2.50%, 6/20/2051	19,802,892	19,220,766
2.50%, 7/20/2051	15,729,757	15,267,365
2.50%, 8/20/2051	5,075,938	4,926,726
2.50%, 9/20/2051	11,572,420	11,232,237
2.50%, 10/20/2051	10,234,834	9,933,970
2.50%, 1/20/2052	17,384,523	16,873,487
2.50%, 2/20/2052	12,362,779	11,999,363
3.00%, 5/20/2032	172,610	174,675
3.00%, 5/15/2042	56,889	57,385
3.00%, 7/20/2042	113,492	114,246
3.00%, 8/20/2042	9,872,886	9,938,452
3.00%, 9/20/2042	168,708	169,828
3.00%, 12/20/2042	142,063	143,006
3.00%, 1/20/2043	212,173	213,582
3.00%, 3/20/2043	165,935	167,117
3.00%, 4/20/2043	100,200	100,914
Security Description	Principal Amount	Value
3.00%, 7/20/2043	$3,308,581	$3,332,150
3.00%, 8/20/2043	290,118	292,184
3.00%, 10/20/2043	665,358	670,098
3.00%, 11/20/2044	102,723	102,905
3.00%, 12/20/2044	205,646	206,011
3.00%, 2/15/2045	74,096	74,494
3.00%, 3/15/2045	39,656	39,783
3.00%, 3/20/2045	20,961	20,957
3.00%, 4/20/2045	6,132,670	6,131,313
3.00%, 5/20/2045	88,049	88,030
3.00%, 6/20/2045	7,647,436	7,645,744
3.00%, 7/20/2045	918,000	917,797
3.00%, 8/20/2045	40,255	40,246
3.00%, 9/20/2045	246,105	246,051
3.00%, 12/20/2045	103,386	103,363
3.00%, 1/20/2046	373,676	373,594
3.00% 2/20/2046	4,484,925	4,503,405
3.00%, 5/20/2046	119,059	118,791
3.00%, 6/20/2046	3,703,590	3,695,267
3.00%, 7/20/2046	86,282	86,088
3.00%, 8/20/2046	8,247,203	8,228,670
3.00%, 9/20/2046	3,194,550	3,187,371
3.00%, 10/20/2046	487,327	486,232
3.00%, 12/20/2046	643,424	641,978
3.00%, 1/20/2047	1,092,852	1,090,396
3.00%, 2/20/2047	197,475	197,032
3.00%, 6/20/2047	54,250	54,067
3.00%, 7/20/2047	3,666,368	3,653,964
3.00%, 9/20/2047	69,800	69,563
3.00%, 10/20/2047	1,621,932	1,616,445
3.00%, 11/20/2047	3,532,200	3,520,249
3.00%, 12/20/2047	1,762,540	1,756,577
3.00%, 1/20/2048	671,357	669,086
3.00%, 2/20/2048	311,012	309,960
3.00%, 3/20/2048	401,343	399,986
3.00%, 4/20/2048	552,056	550,188
3.00%, 9/20/2048	281,852	280,898
3.00%, 11/20/2048	1,058,790	1,051,659
3.00%, 12/20/2048	123,806	123,387
3.00%, 6/20/2049	100,620	100,279
3.00%, 8/20/2049	1,663,602	1,653,726
3.00%, 9/20/2049	2,619,835	2,603,587
3.00%, 11/20/2049	2,649,003	2,630,469
3.00%, 12/20/2049	1,520,805	1,510,164
3.00%, 1/20/2050	15,014,238	14,880,441
3.00%, 2/20/2050	4,260,349	4,228,282
3.00%, 3/20/2050	849,004	842,109
3.00%, 4/20/2050	12,214,264	12,115,738
3.00%, 5/20/2050	9,583,427	9,506,642
3.00%, 6/20/2050	11,899,085	11,804,391
3.00%, 7/20/2050	12,140,297	12,044,341
3.00%, 8/20/2050	5,509,975	5,466,723
3.00%, 9/20/2050	1,881,522	1,866,753
3.00%, 12/20/2050	1,738,927	1,725,466
3.00%, 1/20/2051	515,092	511,132

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/20/2051	$6,632,989	$6,563,734
3.00%, 6/20/2051	1,260,178	1,247,021
3.00%, 7/20/2051	3,862,036	3,821,713
3.00%, 8/20/2051	7,152,969	7,078,285
3.50%, 12/20/2041	1,856,514	1,904,606
3.50%, 2/15/2042	94,922	97,897
3.50%, 4/15/2042	31,420	32,405
3.50%, 4/20/2042	478,670	490,123
3.50%, 6/20/2042	231,733	237,277
3.50%, 9/20/2042	757,152	775,267
3.50%, 10/20/2042	938,026	960,470
3.50%, 11/20/2042	13,661	13,988
3.50% 2/20/2043	619,641	634,424
3.50% 3/20/2043	121,338	124,388
3.50% 4/20/2043	126,317	129,316
3.50%, 5/20/2043	102,150	104,544
3.50%, 7/20/2043	545,916	558,714
3.50%, 9/20/2043	119,436	122,236
3.50%, 10/20/2043	619,387	633,907
3.50%, 11/20/2043	544,313	557,074
3.50%, 1/20/2044	75,366	77,132
3.50%, 3/20/2044	846,977	866,832
3.50%, 4/20/2044	86,069	87,841
3.50%, 5/20/2044	92,791	94,701
3.50%, 6/20/2044	2,207,389	2,252,843
3.50%, 7/20/2044	44,900	45,824
3.50%, 8/20/2044	65,809	67,164
3.50%, 10/20/2044	1,762,118	1,798,403
3.50%, 11/20/2044	170,648	174,162
3.50%, 12/20/2044	17,937	18,306
3.50%, 1/20/2045	645,334	658,622
3.50%, 2/20/2045	191,172	195,109
3.50%, 3/20/2045	21,693	22,134
3.50% 4/20/2045	2,062,959	2,104,901
3.50%, 5/20/2045	183,912	187,651
3.50%, 6/20/2045	39,196	39,993
3.50%, 7/20/2045	329,828	336,534
3.50%, 8/20/2045	200,595	204,673
3.50%, 9/20/2045	103,002	105,097
3.50%, 10/20/2045	343,891	350,882
3.50%, 11/20/2045	894,639	912,828
3.50%, 12/20/2045	25,725	26,248
3.50% 1/20/2046	4,521,573	4,613,501
3.50% 2/20/2046	4,495,326	4,586,720
3.50%, 4/20/2046	2,179,342	2,218,029
3.50%, 5/20/2046	873,709	889,219
3.50%, 6/20/2046	542,575	553,219
3.50%, 7/20/2046	8,636,608	8,789,922
3.50%, 8/20/2046	339,797	345,829
3.50%, 9/20/2046	388,278	395,170
3.50%, 10/20/2046	432,759	440,441
3.50%, 11/20/2046	2,041,759	2,078,004
3.50%, 12/20/2046	1,292,285	1,315,225
3.50%, 1/20/2047	83,330	84,809
3.50%, 2/20/2047	932,639	949,195
Security Description	Principal Amount	Value
3.50%, 3/20/2047	$369,212	$375,097
3.50%, 5/20/2047	280,312	284,143
3.50%, 6/20/2047	155,036	157,391
3.50%, 7/20/2047	187,203	190,060
3.50%, 8/20/2047	328,125	333,134
3.50%, 9/20/2047	2,488,089	2,522,098
3.50%, 10/20/2047	2,383,044	2,415,618
3.50%, 12/20/2047	1,292,727	1,310,397
3.50%, 1/20/2048	5,674,161	5,751,720
3.50% 2/20/2048	1,067,468	1,082,930
3.50%, 4/20/2048	153,000	155,091
3.50%, 5/20/2048	1,282,377	1,299,906
3.50%, 6/20/2048	68,728	69,667
3.50%, 8/20/2048	49,679	50,294
3.50%, 11/20/2048	813,635	823,700
3.50%, 2/20/2049	70,246	71,115
3.50%, 3/20/2049	167,536	169,609
3.50%, 6/20/2049	2,706,523	2,742,040
3.50%, 7/20/2049	885,771	897,003
3.50%, 8/20/2049	1,310,170	1,326,202
3.50%, 9/20/2049	2,568,503	2,597,655
3.50%, 10/20/2049	8,552,031	8,649,094
3.50%, 12/20/2049	1,289,360	1,302,851
3.50%, 1/20/2050	7,734,478	7,815,406
3.50%, 2/20/2050	8,492,990	8,581,854
3.50%, 3/20/2050	2,684,803	2,711,705
3.50%, 5/20/2050	1,939,375	1,957,948
3.50%, 6/20/2050	6,909,591	6,956,988
3.50%, 7/20/2050	2,198,308	2,218,386
3.50%, 11/20/2050	1,095,748	1,106,242
3.50%, 12/20/2050	4,508,124	4,539,048
3.50%, 1/20/2051	1,680,224	1,691,750
3.50%, 2/20/2051	1,627,699	1,639,115
3.50%, 5/20/2051	306,512	308,642
3.50%, 8/20/2051	9,317,851	9,384,285
3.50%, 9/20/2051	2,860,171	2,880,563
4.00%, 2/15/2040	4,775	5,012
4.00%, 4/15/2040	53,401	56,038
4.00%, 11/20/2041	49,007	51,318
4.00%, 2/20/2042	53,242	55,753
4.00%, 5/20/2042	48,505	50,842
4.00%, 8/20/2042	22,721	23,816
4.00%, 8/20/2043	54,583	57,290
4.00%, 11/20/2043	319,546	335,396
4.00%, 3/20/2044	55,786	58,295
4.00%, 7/15/2044	70,611	73,426
4.00%, 7/20/2044	57,536	60,123
4.00%, 8/20/2044	138,700	144,937
4.00%, 12/20/2044	147,110	153,725
4.00%, 1/20/2045	52,280	54,631
4.00%, 2/20/2045	158,023	165,129
4.00%, 5/15/2045	17,665	18,326
4.00%, 6/15/2045	28,744	29,819
4.00%, 7/20/2045	186,545	194,007
4.00%, 8/20/2045	34,039	35,401

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/20/2045	$65,718	$68,346
4.00%, 11/20/2045	178,714	185,862
4.00%, 1/20/2046	42,699	44,406
4.00%, 4/20/2046	142,786	148,497
4.00%, 5/20/2046	310,747	323,176
4.00%, 1/20/2047	245,012	254,084
4.00%, 3/20/2047	152,596	158,246
4.00%, 4/20/2047	38,298	39,461
4.00%, 5/20/2047	93,478	96,318
4.00%, 6/20/2047	98,834	101,836
4.00%, 7/20/2047	2,056,944	2,119,434
4.00%, 8/20/2047	108,703	112,005
4.00%, 9/20/2047	536,546	552,847
4.00%, 11/20/2047	1,588,027	1,637,572
4.00%, 2/20/2048	3,138,862	3,234,221
4.00%, 3/20/2048	1,645,492	1,695,483
4.00%, 4/20/2048	4,029,263	4,136,227
4.00%, 5/20/2048	2,283,913	2,344,544
4.00%, 6/20/2048	3,716,937	3,815,610
4.00%, 8/20/2048	1,708,600	1,753,958
4.00%, 9/20/2048	183,930	188,813
4.00%, 10/20/2048	344,588	353,736
4.00%, 11/20/2048	244,351	250,838
4.00%, 2/20/2049	418,475	429,584
4.00%, 3/20/2049	1,094,115	1,123,160
4.00%, 4/20/2049	360,551	368,275
4.00%, 5/20/2049	2,588,909	2,644,370
4.00%, 6/20/2049	3,110,979	3,177,624
4.00%, 7/20/2049	9,582,155	9,787,428
4.00%, 10/20/2049	915,320	934,928
4.00%, 11/20/2049	136,638	139,565
4.00%, 12/20/2049	722,370	737,845
4.00%, 1/20/2050	929,514	949,427
4.00%, 2/20/2050	471,288	481,384
4.00%, 3/20/2050	6,450,013	6,588,188
4.00%, 6/20/2050	5,422,735	5,538,903
4.00%, 7/20/2050	1,115,895	1,145,518
4.00%, 8/20/2050	429,190	438,384
4.00%, 11/20/2051	1,976,490	2,018,119
4.50%, 6/15/2039	9,801	10,602
4.50%, 4/15/2040	47,322	51,185
4.50%, 6/15/2040	29,131	31,509
4.50%, 9/20/2040	46,882	50,479
4.50%, 3/15/2041	28,080	30,372
4.50%, 6/15/2041	12,054	13,026
4.50%, 7/15/2041	25,760	27,838
4.50%, 7/20/2041	91,329	98,347
4.50%, 12/20/2041	77,359	83,294
4.50%, 10/20/2043	19,781	21,206
4.50%, 12/20/2043	55,862	59,886
4.50%, 1/20/2044	45,422	48,694
4.50%, 4/20/2044	63,160	67,710
4.50%, 5/20/2045	31,693	33,853
4.50%, 10/20/2045	46,296	49,451
4.50%, 11/20/2045	120,298	128,498
Security Description	Principal Amount	Value
4.50%, 1/20/2046	$2,400,613	$2,564,239
4.50%, 6/20/2046	93,693	100,442
4.50%, 7/20/2046	52,079	55,629
4.50%, 12/20/2046	218,119	233,832
4.50%, 3/20/2047	542,944	572,011
4.50%, 6/20/2047	533,922	562,506
4.50%, 8/20/2047	73,802	77,753
4.50%, 12/20/2047	40,574	42,623
4.50%, 1/20/2048	83,198	87,399
4.50%, 3/20/2048	807,744	848,533
4.50%, 4/20/2048	916,817	963,115
4.50%, 6/20/2048	504,030	522,408
4.50%, 7/20/2048	526,051	545,233
4.50%, 8/20/2048	1,071,293	1,115,793
4.50%, 9/20/2048	1,543,934	1,600,231
4.50%, 11/20/2048	83,855	86,912
4.50%, 12/20/2048	1,788,407	1,853,619
4.50%, 1/20/2049	2,491,384	2,582,229
4.50%, 2/20/2049	452,918	469,433
4.50%, 4/20/2049	227,803	236,110
4.50%, 5/20/2049	191,056	198,022
4.50%, 6/20/2049	3,281,848	3,401,516
4.50%, 7/20/2049	1,038,456	1,076,321
4.50%, 9/20/2049	411,418	426,420
4.50%, 2/20/2050	2,524,185	2,616,226
4.50%, 4/20/2050	3,887,224	4,027,163
4.50%, 5/20/2050	692,445	717,694
4.50%, 10/20/2050	3,469,633	3,644,841
5.00%, 12/15/2038	17,135	18,398
5.00%, 5/15/2039	24,798	26,497
5.00%, 5/20/2041	548,813	597,893
5.00%, 11/20/2042	72,391	78,730
5.00%, 3/20/2043	16,520	17,995
5.00%, 4/20/2043	40,237	43,761
5.00%, 5/20/2043	13,927	15,147
5.00%, 8/20/2043	63,013	68,577
5.00%, 5/20/2044	37,484	40,794
5.00%, 6/20/2044	21,615	23,523
5.00%, 7/20/2044	56,296	61,331
5.00%, 12/20/2045	278,971	303,604
5.00%, 4/20/2048	31,063	32,857
5.00%, 5/20/2048	181,486	191,450
5.00%, 7/20/2048	62,522	65,955
5.00%, 10/20/2048	91,219	96,089
5.00%, 1/20/2049	587,102	618,447
5.00%, 2/20/2049	378,989	399,223
5.00%, 4/20/2049	275,795	291,236
5.00%, 6/20/2049	1,777,380	1,872,275
5.00%, 7/20/2049	259,684	273,549
5.00%, 5/20/2050	659,032	697,091
5.50%, 9/15/2035	27,668	29,129
5.50%, 7/15/2038	11,375	12,171
5.50%, 3/15/2039	53,437	58,416
5.50%, 2/20/2049	66,801	71,612
6.00%, 8/15/2040	17,964	19,819

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 9/15/2040	$30,195	$33,433
6.00%, 1/20/2046	82,310	92,148
TBA, 2.00%, 4/1/2052 (a)	13,875,000	13,194,112
TBA, 2.50%, 4/1/2052 (a)	18,900,000	18,316,047
TBA, 3.00%, 4/1/2052 (a)	9,275,000	9,163,552
TBA, 3.50%, 4/1/2052 (a)	3,000,000	3,016,470
TBA, 4.00%, 4/1/2052 (a)	1,000,000	1,019,340
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,525,326,938)		4,257,856,010
	Shares
SHORT-TERM INVESTMENT — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (b) (c) (Cost $141,678,263)	141,724,505	141,710,333
TOTAL INVESTMENTS — 102.8% (Cost $4,667,005,201)		4,399,566,343
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(121,186,340)
NET ASSETS — 100.0%		$4,278,380,003

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$4,257,856,010	$—	$4,257,856,010
Short-Term Investment	141,710,333	—	—	141,710,333
TOTAL INVESTMENTS	$141,710,333	$4,257,856,010	$—	$4,399,566,343

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	351,686,022	$351,791,527	$1,245,388,008	$1,455,318,586	$(105,420)	$(45,196)	141,724,505	$141,710,333	$103,452
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.2%
ADVERTISING — 0.3%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/1/2024	$16,154,000	$16,345,586
WPP Finance 2010 3.75%, 9/19/2024	5,624,000	5,687,158
		22,032,744
AEROSPACE & DEFENSE — 1.7%
Boeing Co.:
1.43%, 2/4/2024	19,256,000	18,629,987
1.88%, 6/15/2023 (a)	1,409,000	1,394,318
1.95%, 2/1/2024	4,703,000	4,604,707
2.80%, 3/1/2024 (a)	1,601,000	1,592,755
4.51%, 5/1/2023	42,762,000	43,492,803
General Dynamics Corp.:
1.88%, 8/15/2023	4,157,000	4,134,095
2.38%, 11/15/2024 (a)	3,874,000	3,846,495
3.38%, 5/15/2023	5,738,000	5,805,422
L3Harris Technologies, Inc.:
3.85%, 6/15/2023	7,446,000	7,547,117
3.95%, 5/28/2024	473,000	480,393
Lockheed Martin Corp. 2.90%, 3/1/2025	2,600,000	2,613,858
Northrop Grumman Corp.:
2.93%, 1/15/2025	9,078,000	9,067,106
3.25%, 8/1/2023	3,383,000	3,418,927
Raytheon Technologies Corp.:
3.20%, 3/15/2024 (a)	15,703,000	15,877,617
3.70%, 12/15/2023	115,000	116,889
Teledyne Technologies, Inc.:
0.65%, 4/1/2023	3,771,000	3,702,519
0.95%, 4/1/2024	4,725,000	4,538,410
		130,863,418
AGRICULTURE — 1.0%
Altria Group, Inc.:
3.80%, 2/14/2024	4,825,000	4,887,291
4.00%, 1/31/2024	3,584,000	3,654,318
BAT Capital Corp.:
2.79%, 9/6/2024	4,490,000	4,433,740
3.22%, 8/15/2024	25,135,000	25,126,957
Philip Morris International, Inc.:
1.13%, 5/1/2023	9,689,000	9,569,825
2.13%, 5/10/2023	3,880,000	3,869,058
2.88%, 5/1/2024 (a)	7,353,000	7,372,633
3.25%, 11/10/2024	4,338,000	4,372,617
3.60%, 11/15/2023	3,583,000	3,645,703
Reynolds American, Inc. 4.85%, 9/15/2023 (a)	4,448,000	4,562,269
		71,494,411
Security Description	Principal Amount	Value
AIRLINES — 0.1%
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	$295,787	$295,299
Delta Air Lines 2019-1 Class AA Pass Through Trust Series AA, 3.20%, 10/25/2025	1,530,000	1,527,629
Southwest Airlines Co. 4.75%, 5/4/2023	8,703,000	8,898,295
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	13,215	13,200
		10,734,423
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	295,000	295,313
2.40%, 3/27/2025	5,850,000	5,822,563
		6,117,876
AUTO MANUFACTURERS — 4.5%
American Honda Finance Corp.:
1.50%, 1/13/2025 (a)	8,650,000	8,343,011
Series GMTN, 3.45%, 7/14/2023	1,098,000	1,111,912
Series GMTN, 3.55%, 1/12/2024	3,891,000	3,952,517
Series MTN, 0.35%, 4/20/2023	187,000	183,569
Series MTN, 0.55%, 7/12/2024 (a)	5,676,000	5,405,595
Series MTN, 0.65%, 9/8/2023 (a)	5,646,000	5,507,108
Series MTN, 0.75%, 8/9/2024	9,072,000	8,650,243
Series MTN, 0.88%, 7/7/2023 (a)	14,807,000	14,565,054
Series MTN, 1.95%, 5/10/2023 (a)	12,724,000	12,667,633
Series MTN, 2.15%, 9/10/2024 (a)	2,567,000	2,528,880
Series MTN, 2.40%, 6/27/2024 (a)	2,159,000	2,144,276
Series MTN, 2.90%, 2/16/2024 (a)	3,058,000	3,068,030
Series MTN, 3.63%, 10/10/2023	2,298,000	2,333,458
Aptiv PLC/Aptiv Corp. 2.40%, 2/18/2025	6,785,000	6,612,661
Cummins, Inc. 3.65%, 10/1/2023	3,824,000	3,877,765
General Motors Co.:
4.88%, 10/2/2023	17,538,000	18,072,207

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 10/2/2023	$15,578,000	$16,141,612
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	5,951,000	5,730,872
1.20%, 10/15/2024	3,973,000	3,780,707
1.70%, 8/18/2023	6,357,000	6,288,472
2.90%, 2/26/2025	8,100,000	7,951,689
3.25%, 1/5/2023	3,298,000	3,325,835
3.50%, 11/7/2024	4,662,000	4,675,380
3.70%, 5/9/2023	3,180,000	3,210,623
3.95%, 4/13/2024	8,914,000	9,051,454
4.00%, 1/15/2025	8,384,000	8,493,160
4.15%, 6/19/2023	10,752,000	10,923,709
4.25%, 5/15/2023	3,870,000	3,937,183
5.10%, 1/17/2024	8,467,000	8,761,736
Honda Motor Co., Ltd. 2.27%, 3/10/2025 (a)	4,579,000	4,499,738
Magna International, Inc. 3.63%, 6/15/2024	5,212,000	5,269,436
PACCAR Financial Corp.:
2.85%, 4/7/2025	8,250,000	8,247,855
3.40%, 8/9/2023	189,000	191,090
Series DM#N, 0.50%, 8/9/2024 (a)	2,804,000	2,664,052
Series MTN, 0.35%, 8/11/2023	3,919,000	3,818,556
Series MTN, 0.35%, 2/2/2024 (a)	3,943,000	3,797,898
Series MTN, 0.80%, 6/8/2023	2,253,000	2,215,420
Series MTN, 0.90%, 11/8/2024	3,778,000	3,608,859
Series MTN, 1.80%, 2/6/2025 (a)	105,000	101,866
Series MTN, 2.65%, 4/6/2023	3,737,000	3,759,534
Stellantis NV 5.25%, 4/15/2023	7,219,000	7,384,604
Toyota Motor Corp.:
0.68%, 3/25/2024	15,931,000	15,357,006
2.36%, 7/2/2024	3,840,000	3,809,011
3.42%, 7/20/2023	516,000	522,476
Toyota Motor Credit Corp.:
0.63%, 9/13/2024 (a)	6,252,000	5,945,715
1.45%, 1/13/2025	7,000,000	6,741,420
2.50%, 3/22/2024	2,775,000	2,774,806
3.35%, 1/8/2024 (a)	4,079,000	4,139,288
Series GMTN, 2.70%, 1/11/2023	3,787,000	3,807,639
Series GMTN, 3.45%, 9/20/2023	3,610,000	3,657,724
Series MTN, 0.40%, 4/6/2023 (a)	4,152,000	4,083,284
Series MTN, 0.45%, 1/11/2024 (a)	5,442,000	5,254,578
Security Description	Principal Amount	Value
Series MTN, 0.50%, 8/14/2023	$9,902,000	$9,657,322
Series MTN, 0.50%, 6/18/2024	11,378,000	10,853,702
Series MTN, 1.35%, 8/25/2023	13,914,000	13,733,118
Series MTN, 1.80%, 2/13/2025	10,619,000	10,312,323
Series MTN, 2.00%, 10/7/2024 (a)	343,000	336,692
Series MTN, 2.25%, 10/18/2023	876,000	873,609
Series MTN, 2.90%, 4/17/2024	3,229,000	3,246,759
		341,961,731
AUTO PARTS & EQUIPMENT — 0.1%
BorgWarner, Inc. 3.38%, 3/15/2025	4,100,000	4,123,206
BANKS — 35.5%
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	17,216,000	16,723,622
Banco Santander SA:
2.71%, 6/27/2024	11,512,000	11,405,859
3.50%, 3/24/2025	8,000,000	8,012,960
1 year CMT + 0.45%, 0.70%, 6/30/2024 (b)	10,640,000	10,332,610
Bank of America Corp.:
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	10,250,000	10,248,565
SOFR + 0.67%, 1.84%, 2/4/2025 (a) (b)	9,650,000	9,442,525
SOFR + 0.69%, 0.98%, 4/22/2025 (b)	14,047,000	13,459,133
SOFR + 1.33%, 3.38%, 4/2/2026 (b)	10,000,000	9,986,100
Series MTN, 4.00%, 4/1/2024 (a)	18,702,000	19,206,580
Series MTN, 4.00%, 1/22/2025	16,939,000	17,254,404
Series MTN, 4.13%, 1/22/2024 (a)	14,843,000	15,235,300
Series MTN, 4.20%, 8/26/2024	26,360,000	27,013,201
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	10,750,000	10,349,562
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	15,040,000	14,775,146
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	23,502,000	23,782,144

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	$13,910,000	$13,997,494
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	12,675,000	12,631,905
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (b)	16,670,000	16,204,240
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (b)	20,750,000	19,855,260
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (a) (b)	17,274,000	16,706,376
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	15,275,000	14,493,684
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (b)	7,795,000	7,688,208
Bank of Montreal:
0.45%, 12/8/2023	3,935,000	3,794,914
2.15%, 3/8/2024 (a)	6,200,000	6,138,682
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (a) (b)	4,202,000	4,268,770
Series E, 3.30%, 2/5/2024	13,562,000	13,751,326
Series MTN, 0.40%, 9/15/2023 (a)	6,485,000	6,292,201
Series MTN, 0.63%, 7/9/2024	14,120,000	13,428,967
Series MTN, 1.50%, 1/10/2025	7,254,000	6,951,000
Series MTN, 2.50%, 6/28/2024	7,107,000	7,075,090
Bank of New York Mellon Corp.:
Series 0012, 3.65%, 2/4/2024	4,511,000	4,590,800
Series G, 3.00%, 2/24/2025	1,510,000	1,518,592
Series J, 0.85%, 10/25/2024	8,886,000	8,511,366
Series MTN, 0.35%, 12/7/2023	3,928,000	3,800,183
Series MTN, 0.50%, 4/26/2024	8,175,000	7,836,064
Series MTN, 1.60%, 4/24/2025	1,015,000	980,064
Series MTN, 2.10%, 10/24/2024 (a)	23,044,000	22,751,341
Series MTN, 2.20%, 8/16/2023	2,549,000	2,547,751
Series MTN, 3.45%, 8/11/2023	353,000	357,854
Series MTN, 3.50%, 4/28/2023	3,642,000	3,690,985
Security Description	Principal Amount	Value
Bank of Nova Scotia:
0.40%, 9/15/2023 (a)	$5,210,000	$5,060,056
0.55%, 9/15/2023	3,931,000	3,821,404
0.65%, 7/31/2024	4,274,000	4,057,864
0.70%, 4/15/2024 (a)	10,827,000	10,384,825
0.80%, 6/15/2023	375,000	367,804
1.45%, 1/10/2025 (a)	11,651,000	11,193,349
1.63%, 5/1/2023	10,837,000	10,764,284
2.20%, 2/3/2025	11,400,000	11,133,582
2.44%, 3/11/2024	6,200,000	6,171,728
3.40%, 2/11/2024	5,975,000	6,051,062
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	4,074,000	4,137,758
Barclays PLC:
3.65%, 3/16/2025	13,600,000	13,662,424
4.38%, 9/11/2024	4,795,000	4,867,452
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	5,402,000	5,186,460
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (b)	12,950,000	13,157,718
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (b)	27,669,000	27,885,648
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	4,049,000	4,152,047
BPCE SA 4.00%, 4/15/2024	5,806,000	5,912,366
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	6,401,000	6,248,912
0.50%, 12/14/2023 (a)	9,206,000	8,888,209
0.95%, 6/23/2023	750,000	736,208
1.00%, 10/18/2024	10,504,000	9,974,073
2.25%, 1/28/2025	8,228,000	8,038,838
3.10%, 4/2/2024 (a)	5,299,000	5,320,249
3.30%, 4/7/2025	2,955,000	2,953,404
Series BKNT, 3.50%, 9/13/2023 (a)	3,850,000	3,907,250
Citibank NA Series BKNT, 3.65%, 1/23/2024 (a)	6,391,000	6,506,294
Citigroup, Inc.:
3.75%, 6/16/2024 (a)	3,692,000	3,756,278
3.88%, 10/25/2023 (a)	2,069,000	2,115,035
3.88%, 3/26/2025	10,100,000	10,241,804
4.00%, 8/5/2024 (a)	3,874,000	3,964,109
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	14,091,000	14,128,905
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	26,457,000	26,799,089
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	5,400,000	5,137,830

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.67%, 0.98%, 5/1/2025 (b)	$12,129,000	$11,573,492
SOFR + 0.69%, 0.78%, 10/30/2024 (b)	25,655,000	24,789,400
SOFR + 0.69%, 2.01%, 1/25/2026 (a) (b)	17,855,000	17,192,222
SOFR + 1.52%, 3.29%, 3/17/2026 (b)	16,000,000	15,953,600
SOFR + 1.67%, 1.68%, 5/15/2024 (b)	25,900,000	25,669,490
Comerica Bank Series BKNT, 2.50%, 7/23/2024 (a)	3,759,000	3,709,156
Comerica, Inc. 3.70%, 7/31/2023	6,003,000	6,084,040
Cooperatieve Rabobank UA:
0.38%, 1/12/2024 (a)	4,810,000	4,619,091
1.38%, 1/10/2025 (a)	11,026,000	10,552,323
Credit Suisse AG:
0.50%, 2/2/2024 (a)	5,100,000	4,878,813
1.00%, 5/5/2023	13,583,000	13,381,564
Series FXD, 0.52%, 8/9/2023 (a)	7,320,000	7,125,874
Series MTN, 3.63%, 9/9/2024	32,185,000	32,558,024
Credit Suisse Group AG 3.75%, 3/26/2025	13,400,000	13,371,726
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	12,359,000	12,477,028
Deutsche Bank AG:
0.90%, 5/28/2024	6,300,000	6,005,412
3.70%, 5/30/2024	3,775,000	3,805,540
3.70%, 5/30/2024 (a)	4,908,000	4,929,988
SOFR + 1.13%, 1.45%, 4/1/2025 (b)	9,327,000	8,914,560
SOFR + 2.16%, 2.22%, 9/18/2024 (b)	27,057,000	26,482,850
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	5,150,000	5,147,168
Series E, 0.96%, 11/8/2023	7,364,000	7,155,010
Discover Bank:
2.45%, 9/12/2024	10,730,000	10,547,697
Series BKNT, 4.20%, 8/8/2023	4,785,000	4,867,398
Fifth Third Bancorp:
1.63%, 5/5/2023 (a)	5,882,000	5,826,415
2.38%, 1/28/2025	4,794,000	4,690,066
3.65%, 1/25/2024	8,846,000	8,959,760
4.30%, 1/16/2024	5,278,000	5,398,444
First Horizon Corp. 3.55%, 5/26/2023	4,342,000	4,367,270
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	10,250,000	10,010,150
3.00%, 3/15/2024	12,455,000	12,441,798
3.50%, 1/23/2025	16,135,000	16,296,027
Security Description	Principal Amount	Value
3.63%, 2/20/2024	$8,504,000	$8,616,168
4.00%, 3/3/2024	16,277,000	16,612,143
SOFR + 0.49%, 0.93%, 10/21/2024 (b)	21,719,000	21,052,661
SOFR + 0.51%, 0.66%, 9/10/2024 (b)	27,403,000	26,517,883
SOFR + 0.61%, 0.86%, 2/12/2026 (a) (b)	6,200,000	5,784,290
SOFR + 0.73%, 1.76%, 1/24/2025 (b)	10,555,000	10,292,708
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	14,100,000	14,105,076
Series MTN, 3.85%, 7/8/2024	12,958,000	13,181,137
HSBC Holdings PLC:
4.25%, 3/14/2024	13,937,000	14,145,498
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	40,567,000	40,970,642
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (b)	17,461,000	17,553,369
SOFR + 0.53%, 0.73%, 8/17/2024 (b)	7,477,000	7,236,091
SOFR + 0.58%, 1.16%, 11/22/2024 (b)	11,875,000	11,473,387
SOFR + 0.71%, 0.98%, 5/24/2025 (b)	12,775,000	12,118,620
SOFR + 1.40%, 2.63%, 11/7/2025 (b)	15,375,000	15,004,770
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	5,505,000	5,398,753
HSBC USA, Inc. 3.50%, 6/23/2024 (a)	3,776,000	3,816,177
Huntington Bancshares, Inc. 2.63%, 8/6/2024	3,238,000	3,213,035
Huntington National Bank Series BKNT, 3.55%, 10/6/2023 (a)	3,636,000	3,678,287
ING Groep NV:
3.55%, 4/9/2024	4,906,000	4,964,921
3.87%, 3/28/2026 (a)	8,300,000	8,341,168
4.10%, 10/2/2023	14,909,000	15,158,726
Intesa Sanpaolo SpA 5.25%, 1/12/2024	3,928,000	4,026,318
JPMorgan Chase & Co.:
3.13%, 1/23/2025 (a)	21,655,000	21,776,918
3.63%, 5/13/2024 (a)	8,878,000	9,058,223
3.88%, 2/1/2024	8,027,000	8,203,835
3.88%, 9/10/2024	20,283,000	20,719,084
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	11,524,000	11,641,084
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	24,706,000	24,991,107

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	$20,413,000	$20,740,016
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	13,659,000	13,713,773
SOFR + 0.42%, 0.56%, 2/16/2025 (a) (b)	13,722,000	13,134,836
SOFR + 0.49%, 0.77%, 8/9/2025 (b)	19,500,000	18,502,380
SOFR + 0.54%, 0.82%, 6/1/2025 (b)	11,580,000	11,052,415
SOFR + 0.58%, 0.97%, 6/23/2025 (b)	17,769,000	16,969,928
SOFR + 0.60%, 0.65%, 9/16/2024 (b)	5,928,000	5,764,269
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	26,000,000	24,886,940
SOFR + 0.92%, 2.60%, 2/24/2026 (a) (b)	15,000,000	14,733,600
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	2,700,000	2,638,089
SOFR + 1.46%, 1.51%, 6/1/2024 (b)	33,051,000	32,607,456
SOFR + 1.59%, 2.01%, 3/13/2026 (b)	16,700,000	16,130,530
KeyBank NA SOFR + 0.32%, 0.43%, 6/14/2024 (a) (b)	4,533,000	4,418,270
Lloyds Banking Group PLC:
3.90%, 3/12/2024	6,482,000	6,583,249
4.05%, 8/16/2023 (a)	10,060,000	10,236,855
4.50%, 11/4/2024	4,751,000	4,858,515
1 year CMT + 0.55%, 0.70%, 5/11/2024 (b)	7,251,000	7,064,359
1 year CMT + 1.00%, 2.44%, 2/5/2026 (a) (b)	5,150,000	4,973,149
1 year CMT + 3.50%, 3.87%, 7/9/2025 (b)	19,225,000	19,404,177
1 year CMT + 1.60%, 3.51%, 3/18/2026 (b)	8,000,000	7,962,160
M&T Bank Corp. 3.55%, 7/26/2023	17,317,000	17,503,331
Manufacturers & Traders Trust Co. Series BKNT, 2.90%, 2/6/2025	4,102,000	4,082,146
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 2/25/2025	18,985,000	18,378,429
2.53%, 9/13/2023 (a)	1,974,000	1,970,309
2.80%, 7/18/2024	6,949,000	6,905,360
3.41%, 3/7/2024 (a)	7,040,000	7,106,106
3.76%, 7/26/2023	9,131,000	9,271,709
3.78%, 3/2/2025	3,850,000	3,920,609
1 year CMT + 0.45%, 0.96%, 10/11/2025 (b)	18,780,000	17,710,667
Security Description	Principal Amount	Value
1 year CMT + 0.68%, 0.85%, 9/15/2024 (b)	$11,207,000	$10,855,548
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (b)	751,000	759,614
SOFR - 0.87%, 0.85%, 9/8/2024 (b)	10,999,000	10,664,190
SOFR - 1.25%, 1.24%, 7/10/2024 (b)	11,795,000	11,549,782
SOFR + 1.24%, 2.84%, 7/16/2025 (a) (b)	5,600,000	5,528,488
SOFR + 1.36%, 2.56%, 9/13/2025 (b)	1,800,000	1,763,820
Morgan Stanley:
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	40,448,000	40,850,458
SOFR + 0.53%, 0.79%, 5/30/2025 (b)	15,472,000	14,701,804
SOFR + 0.94%, 2.63%, 2/18/2026 (a) (b)	12,450,000	12,221,293
Series F, 3.88%, 4/29/2024	25,976,000	26,504,092
Series GMTN, 3.70%, 10/23/2024 (a)	20,617,000	20,984,807
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (b)	17,046,000	16,365,183
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	7,705,000	7,267,510
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (b)	16,030,000	15,234,271
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	16,975,000	16,795,065
National Australia Bank, Ltd.:
2.88%, 4/12/2023	3,884,000	3,910,683
3.63%, 6/20/2023 (a)	4,057,000	4,114,488
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024	4,210,000	3,990,659
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (b)	4,600,000	4,426,994
Natwest Group PLC:
3.88%, 9/12/2023	21,702,000	21,917,284
5.13%, 5/28/2024	9,207,000	9,456,510
6.00%, 12/19/2023	1,207,000	1,256,028
6.10%, 6/10/2023	328,000	338,640
1 year CMT + 2.15%, 2.36%, 5/22/2024 (b)	3,850,000	3,819,547
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (b)	7,704,000	7,824,105

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	$32,208,000	$32,594,174
People's United Bank NA 4.00%, 7/15/2024	10,000	10,128
PNC Bank NA:
2.50%, 8/27/2024	9,137,000	9,063,995
3.80%, 7/25/2023	1,164,000	1,180,820
Series BKNT, 2.95%, 2/23/2025	4,217,000	4,223,494
Series BKNT, 3.30%, 10/30/2024 (a)	2,000,000	2,021,160
Series BKNT, 3.50%, 6/8/2023	1,347,000	1,363,070
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	3,490,000	3,445,572
3.50%, 1/23/2024	7,382,000	7,495,757
3.90%, 4/29/2024	5,835,000	5,953,450
Royal Bank of Canada:
0.65%, 7/29/2024 (a)	17,866,000	16,995,390
Series GMTN, 0.43%, 1/19/2024 (a)	3,541,000	3,417,348
Series GMTN, 0.75%, 10/7/2024	8,937,000	8,479,336
Series GMTN, 1.60%, 4/17/2023	5,986,000	5,951,640
Series GMTN, 1.60%, 1/21/2025 (a)	5,002,000	4,821,278
Series GMTN, 2.25%, 11/1/2024 (a)	9,135,000	9,009,942
Series GMTN, 2.55%, 7/16/2024	11,518,000	11,461,331
Series GMTN, 3.70%, 10/5/2023	2,485,000	2,528,711
Series MTN, 0.50%, 10/26/2023 (a)	8,819,000	8,550,373
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	3,809,000	3,834,482
3.50%, 6/7/2024	9,013,000	9,037,065
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (b)	2,797,000	2,859,737
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	20,274,000	19,276,722
Santander UK PLC:
2.88%, 6/18/2024	1,650,000	1,641,090
4.00%, 3/13/2024	5,590,000	5,705,545
Sumitomo Mitsui Banking Corp.:
3.95%, 7/19/2023 (a)	656,000	667,218
3.95%, 1/10/2024 (a)	2,842,000	2,901,853
Series GMTN, 3.40%, 7/11/2024 (a)	3,342,000	3,364,358
Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024	$3,881,000	$3,731,465
2.35%, 1/15/2025	10,636,000	10,346,488
2.45%, 9/27/2024	4,093,000	4,017,402
2.70%, 7/16/2024	19,854,000	19,667,372
3.75%, 7/19/2023 (a)	9,897,000	10,028,333
3.94%, 10/16/2023	4,688,000	4,766,899
SVB Financial Group 3.50%, 1/29/2025	1,406,000	1,413,157
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	7,509,000	7,668,566
Toronto-Dominion Bank:
0.55%, 3/4/2024	10,780,000	10,360,658
1.25%, 12/13/2024 (a)	4,855,000	4,663,325
2.35%, 3/8/2024 (a)	5,850,000	5,815,368
Series FXD, 1.45%, 1/10/2025 (a)	8,000,000	7,679,040
Series GMTN, 3.25%, 3/11/2024	6,398,000	6,474,328
Series GMTN, 3.50%, 7/19/2023	654,000	664,798
Series MTN, 0.30%, 6/2/2023	9,418,000	9,201,198
Series MTN, 0.45%, 9/11/2023	6,096,000	5,927,141
Series MTN, 0.70%, 9/10/2024 (a)	10,654,000	10,126,201
Series MTN, 2.65%, 6/12/2024	30,836,000	30,805,781
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	9,900,000	9,530,631
Series BKNT, 2.15%, 12/6/2024	8,096,000	7,966,707
Series BKNT, 2.75%, 5/1/2023	539,000	541,776
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (b)	814,000	825,168
Series BNKT, 3.20%, 4/1/2024	10,352,000	10,470,323
Truist Financial Corp.:
Series MTN, 2.50%, 8/1/2024	17,256,000	17,143,491
Series MTN, 2.85%, 10/26/2024	3,538,000	3,537,434
Series MTN, 3.75%, 12/6/2023	11,265,000	11,482,640
US Bancorp:
2.40%, 7/30/2024	6,402,000	6,362,436
3.38%, 2/5/2024	11,746,000	11,910,327
Series MTN, 3.60%, 9/11/2024	7,916,000	8,045,506
Series MTN, 3.70%, 1/30/2024 (a)	3,727,000	3,809,516

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
US Bank NA:
1.95%, 1/9/2023 (a)	$3,300,000	$3,305,511
Series BKNT, 2.05%, 1/21/2025 (a)	8,426,000	8,243,661
Series BKNT, 2.80%, 1/27/2025 (a)	2,450,000	2,444,831
Series BKNT, 3.40%, 7/24/2023	7,463,000	7,555,914
Wells Fargo & Co.:
4.13%, 8/15/2023	9,965,000	10,177,553
4.48%, 1/16/2024	3,707,000	3,815,800
Series MTN, 3.00%, 2/19/2025	18,400,000	18,402,392
Series MTN, 3.30%, 9/9/2024	13,514,000	13,656,708
Series MTN, 3.75%, 1/24/2024	29,626,000	30,175,562
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	21,000,000	20,320,650
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (b)	4,570,000	4,365,081
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (b)	9,500,000	9,309,525
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	28,977,000	28,631,884
Westpac Banking Corp.:
1.02%, 11/18/2024 (a)	11,696,000	11,191,902
2.35%, 2/19/2025 (a)	9,586,000	9,418,628
3.30%, 2/26/2024 (a)	12,933,000	13,110,441
		2,676,497,673
BEVERAGES — 1.1%
Coca-Cola Co. 1.75%, 9/6/2024 (a)	2,343,000	2,320,038
Constellation Brands, Inc.:
4.25%, 5/1/2023	6,767,000	6,893,881
4.75%, 11/15/2024	729,000	758,452
Diageo Capital PLC:
2.63%, 4/29/2023	6,695,000	6,723,052
3.50%, 9/18/2023 (a)	3,162,000	3,208,133
Diageo Captial PLC 2.13%, 10/24/2024 (a)	8,757,000	8,611,634
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	500,000	502,355
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	5,909,000	5,711,344
3.13%, 12/15/2023	3,812,000	3,840,895
4.06%, 5/25/2023	8,568,000	8,715,284
PepsiCo, Inc.:
0.40%, 10/7/2023	7,095,000	6,930,396
0.75%, 5/1/2023	5,404,000	5,328,182
2.25%, 3/19/2025	13,000,000	12,880,530
Security Description	Principal Amount	Value
3.60%, 3/1/2024 (a)	$6,572,000	$6,713,364
		79,137,540
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
1.90%, 2/21/2025 (a)	3,180,000	3,092,232
2.25%, 8/19/2023	1,225,000	1,224,780
3.63%, 5/22/2024	8,610,000	8,770,318
Gilead Sciences, Inc.:
0.75%, 9/29/2023	10,440,000	10,189,649
2.50%, 9/1/2023	5,075,000	5,086,876
3.50%, 2/1/2025	12,746,000	12,923,169
3.70%, 4/1/2024	11,014,000	11,209,498
Royalty Pharma PLC 0.75%, 9/2/2023	9,442,000	9,177,813
		61,674,335
BUILDING MATERIALS — 0.4%
Carrier Global Corp. 2.24%, 2/15/2025	15,080,000	14,653,387
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	4,628,000	4,718,570
Johnson Controls International PLC 3.63%, 7/2/2024 (c)	2,000	2,025
Lennox International, Inc. 3.00%, 11/15/2023	3,848,000	3,856,350
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	2,076,000	2,026,819
4.25%, 7/2/2024	3,234,000	3,311,293
Owens Corning 4.20%, 12/1/2024	400,000	409,300
		28,977,744
CHEMICALS — 0.9%
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	607,000	615,371
Albemarle Corp. 4.15%, 12/1/2024	789,000	807,336
Celanese US Holdings LLC 3.50%, 5/8/2024	5,505,000	5,519,203
DuPont de Nemours, Inc. 4.21%, 11/15/2023	25,719,000	26,316,452
Eastman Chemical Co. 3.80%, 3/15/2025	2,400,000	2,431,488
Ecolab, Inc. 0.90%, 12/15/2023 (a)	2,940,000	2,865,883
FMC Corp. 4.10%, 2/1/2024	2,478,000	2,514,030
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	16,000	16,047
Linde, Inc. 2.65%, 2/5/2025 (a)	500,000	496,890

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
LYB International Finance B.V. 4.00%, 7/15/2023	$4,343,000	$4,412,531
LyondellBasell Industries NV 5.75%, 4/15/2024	7,075,000	7,383,045
Mosaic Co. 4.25%, 11/15/2023	3,997,000	4,084,934
Nutrien, Ltd. 1.90%, 5/13/2023	5,042,000	5,007,261
PPG Industries, Inc. 2.40%, 8/15/2024 (a)	216,000	213,080
Sherwin-Williams Co. 3.13%, 6/1/2024	4,209,000	4,235,559
Westlake Corp. 0.88%, 8/15/2024	2,652,000	2,544,355
		69,463,465
COMMERCIAL SERVICES — 0.9%
Equifax, Inc.:
2.60%, 12/1/2024	6,491,000	6,419,599
3.95%, 6/15/2023	348,000	352,677
Global Payments, Inc.:
1.50%, 11/15/2024	4,638,000	4,434,763
2.65%, 2/15/2025	19,050,000	18,694,718
3.75%, 6/1/2023	849,000	857,269
4.00%, 6/1/2023	3,932,000	3,987,992
J Paul Getty Trust Series 2021, 0.39%, 1/1/2024 (a)	100,000	96,574
Moody's Corp.:
3.75%, 3/24/2025	1,400,000	1,426,250
4.88%, 2/15/2024	4,499,000	4,638,154
PayPal Holdings, Inc.:
1.35%, 6/1/2023 (a)	4,550,000	4,514,419
2.40%, 10/1/2024 (a)	17,049,000	16,984,043
Quanta Services, Inc. 0.95%, 10/1/2024	2,947,000	2,795,966
		65,202,424
COMPUTERS — 3.0%
Apple, Inc.:
0.75%, 5/11/2023	25,997,000	25,665,798
1.80%, 9/11/2024 (a)	3,771,000	3,713,492
2.10%, 9/12/2022 (a)	3,775,000	3,785,872
2.40%, 1/13/2023	3,816,000	3,843,132
2.40%, 5/3/2023	31,972,000	32,144,329
2.50%, 2/9/2025	7,000,000	6,984,040
2.75%, 1/13/2025 (a)	8,600,000	8,620,382
2.85%, 5/11/2024 (a)	7,426,000	7,489,715
3.00%, 2/9/2024	9,748,000	9,869,363
3.45%, 5/6/2024 (a)	19,314,000	19,731,762
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	7,801,000	7,968,332
5.45%, 6/15/2023	7,957,000	8,196,983
Genpact Luxembourg Sarl 3.38%, 12/1/2024	335,000	334,219
Security Description	Principal Amount	Value
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	$2,700,000	$2,621,403
2.25%, 4/1/2023	5,197,000	5,191,335
4.45%, 10/2/2023	18,918,000	19,372,032
International Business Machines Corp.:
3.00%, 5/15/2024	23,005,000	23,163,044
3.38%, 8/1/2023	5,432,000	5,505,386
3.63%, 2/12/2024	18,295,000	18,648,094
Leidos, Inc. 2.95%, 5/15/2023	9,453,000	9,476,538
NetApp, Inc. 3.30%, 9/29/2024	1,277,000	1,282,338
		223,607,589
COSMETICS/PERSONAL CARE — 0.5%
Colgate-Palmolive Co.:
Series MTN, 2.10%, 5/1/2023	607,000	605,980
Series MTN, 3.25%, 3/15/2024 (a)	1,685,000	1,712,567
Estee Lauder Cos., Inc. 2.00%, 12/1/2024	2,318,000	2,280,286
GSK Consumer Healthcare Capital US LLC:
3.02%, 3/24/2024 (d)	3,530,000	3,531,271
3.13%, 3/24/2025 (d)	12,600,000	12,567,114
Procter & Gamble Co. 3.10%, 8/15/2023 (a)	1,298,000	1,316,250
Unilever Capital Corp.:
0.38%, 9/14/2023 (a)	3,950,000	3,850,302
0.63%, 8/12/2024	3,888,000	3,722,877
2.60%, 5/5/2024	5,945,000	5,960,219
3.25%, 3/7/2024	5,237,000	5,306,076
		40,852,942
DISTRIBUTION & WHOLESALE — 0.0% (e)
WW Grainger, Inc. 1.85%, 2/15/2025	3,533,000	3,433,369
DIVERSIFIED FINANCIAL SERVICES — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	12,459,000	11,928,371
1.65%, 10/29/2024	18,929,000	17,882,794
2.88%, 8/14/2024	9,574,000	9,316,459
3.15%, 2/15/2024	6,236,000	6,136,848
3.50%, 1/15/2025	3,535,000	3,470,628
4.13%, 7/3/2023	4,357,000	4,377,783
4.50%, 9/15/2023	8,922,000	8,997,212
4.88%, 1/16/2024	9,635,000	9,760,544
Series 3NC1, 1.75%, 10/29/2024	9,319,000	8,790,333
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	2,112,000	2,166,215

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Air Lease Corp.:
0.80%, 8/18/2024	$5,653,000	$5,321,847
2.25%, 1/15/2023 (a)	3,864,000	3,865,121
2.63%, 7/1/2022	3,393,000	3,398,632
3.00%, 9/15/2023	1,708,000	1,702,159
3.25%, 3/1/2025	2,000,000	1,973,600
4.25%, 9/15/2024	3,475,000	3,518,298
Series MTN, 0.70%, 2/15/2024 (a)	3,065,000	2,924,684
Series MTN, 2.30%, 2/1/2025	2,400,000	2,307,744
Series MTN, 4.25%, 2/1/2024	3,757,000	3,805,879
Aircastle, Ltd.:
4.13%, 5/1/2024	113,000	112,755
4.40%, 9/25/2023	2,445,000	2,451,626
5.00%, 4/1/2023	6,422,000	6,523,789
Ally Financial, Inc.:
1.45%, 10/2/2023	10,124,000	9,886,187
3.05%, 6/5/2023	4,191,000	4,207,890
3.88%, 5/21/2024	10,215,000	10,341,462
4.63%, 3/30/2025	750,000	777,600
5.13%, 9/30/2024	473,000	494,086
American Express Co.:
0.75%, 11/3/2023	4,715,000	4,600,944
2.25%, 3/4/2025 (a)	6,285,000	6,171,870
2.50%, 7/30/2024	13,814,000	13,756,396
3.00%, 10/30/2024	9,106,000	9,147,068
3.40%, 2/22/2024	14,829,000	15,033,344
3.63%, 12/5/2024	3,586,000	3,654,242
3.70%, 8/3/2023	5,250,000	5,347,440
Ameriprise Financial, Inc.:
3.70%, 10/15/2024	2,650,000	2,692,824
4.00%, 10/15/2023	2,808,000	2,864,497
BGC Partners, Inc.:
3.75%, 10/1/2024	2,795,000	2,780,214
5.38%, 7/24/2023	5,701,000	5,833,149
BlackRock, Inc. 3.50%, 3/18/2024	4,832,000	4,929,896
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	2,150,000	2,179,692
Brookfield Finance, Inc. 4.00%, 4/1/2024	6,224,000	6,320,908
Capital One Bank USA NA SOFR + 0.91%, 2.28%, 1/28/2026 (b)	2,500,000	2,426,275
Capital One Financial Corp.:
2.60%, 5/11/2023	16,826,000	16,877,824
3.20%, 2/5/2025	6,964,000	6,974,655
3.30%, 10/30/2024	8,981,000	9,036,054
3.50%, 6/15/2023	4,843,000	4,896,128
3.75%, 4/24/2024	3,969,000	4,027,463
3.90%, 1/29/2024	8,601,000	8,741,110
SOFR + 0.69%, 1.34%, 12/6/2024 (b)	8,814,000	8,553,811
Security Description	Principal Amount	Value
SOFR + 1.29%, 2.64%, 3/3/2026 (a)	$6,955,000	$6,809,571
Charles Schwab Corp 3.75%, 4/1/2024 (a)	1,154,000	1,174,657
Charles Schwab Corp.:
0.75%, 3/18/2024 (a)	9,379,000	9,067,242
3.00%, 3/10/2025	2,400,000	2,404,008
3.55%, 2/1/2024	3,706,000	3,766,408
4.20%, 3/24/2025	2,700,000	2,801,088
CME Group, Inc. 3.00%, 3/15/2025	1,000,000	1,008,360
Discover Financial Services:
3.75%, 3/4/2025	3,600,000	3,641,040
3.95%, 11/6/2024	3,550,000	3,608,681
Eaton Vance Corp. 3.63%, 6/15/2023 (a)	851,000	861,042
Franklin Resources, Inc. 2.85%, 3/30/2025	1,900,000	1,899,050
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	6,833,000	6,728,865
3.45%, 9/21/2023 (a)	1,065,000	1,078,217
4.00%, 10/15/2023	4,926,000	5,037,722
Invesco Finance PLC 4.00%, 1/30/2024	3,600,000	3,664,692
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	7,000	7,153
Mastercard, Inc.:
2.00%, 3/3/2025	900,000	886,716
3.38%, 4/1/2024	6,282,000	6,393,945
Nasdaq, Inc. 4.25%, 6/1/2024	15,000	15,467
Nomura Holdings, Inc. 2.65%, 1/16/2025	15,300,000	14,908,779
ORIX Corp.:
3.25%, 12/4/2024	21,000	21,055
4.05%, 1/16/2024	4,735,000	4,826,764
Synchrony Financial:
4.25%, 8/15/2024	7,439,000	7,549,246
4.38%, 3/19/2024	10,275,000	10,453,990
Western Union Co.:
2.85%, 1/10/2025	3,886,000	3,839,795
4.25%, 6/9/2023	1,747,000	1,771,196
		397,511,099
ELECTRIC — 4.6%
Alabama Power Co. Series 13-A, 3.55%, 12/1/2023	1,982,000	2,011,611
Ameren Corp. 2.50%, 9/15/2024	6,406,000	6,310,487
American Electric Power Co., Inc.:
2.03%, 3/15/2024	3,765,000	3,699,715
Series M, 0.75%, 11/1/2023	4,469,000	4,327,467

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Avangrid, Inc. 3.15%, 12/1/2024	$3,967,000	$3,959,701
Baltimore Gas & Electric Co. 3.35%, 7/1/2023	418,000	421,164
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023 (a)	4,070,000	4,105,287
3.50%, 2/1/2025	878,000	888,993
3.75%, 11/15/2023 (a)	6,341,000	6,460,084
Black Hills Corp.:
1.04%, 8/23/2024	4,456,000	4,254,455
4.25%, 11/30/2023	2,220,000	2,258,739
CenterPoint Energy, Inc. 2.50%, 9/1/2024	7,819,000	7,709,769
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024 (a)	1,494,000	1,579,158
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023 (a)	3,773,000	3,675,657
Consumers Energy Co.:
0.35%, 6/1/2023 (a)	2,740,000	2,669,418
3.38%, 8/15/2023 (a)	784,000	790,531
Delmarva Power & Light Co. 3.50%, 11/15/2023 (a)	2,965,000	3,001,203
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c)	14,027,000	13,993,335
Series A, 3.30%, 3/15/2025	1,300,000	1,310,829
DTE Electric Co. 3.65%, 3/15/2024	2,207,000	2,244,872
DTE Energy Co.:
2.25%, 11/1/2022	3,881,000	3,886,239
Series C, 2.53%, 10/1/2024	3,248,000	3,196,389
Duke Energy Corp.:
3.75%, 4/15/2024	11,371,000	11,550,434
3.95%, 10/15/2023	3,343,000	3,392,577
Duke Energy Ohio, Inc. 3.80%, 9/1/2023	437,000	441,597
Duke Energy Progress LLC 3.38%, 9/1/2023	101,000	102,205
Edison International:
2.40%, 9/15/2022	3,786,000	3,792,474
3.13%, 11/15/2022	4,526,000	4,531,703
3.55%, 11/15/2024	3,377,000	3,393,412
Emera US Finance L.P. 0.83%, 6/15/2024	4,272,000	4,044,046
Entergy Arkansas LLC 3.70%, 6/1/2024	1,000	1,021
Entergy Corp. 4.00%, 7/15/2022	4,258,000	4,268,815
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	12,000	12,646
Entergy Louisiana LLC:
0.62%, 11/17/2023	6,957,000	6,753,299
Security Description	Principal Amount	Value
0.95%, 10/1/2024	$5,917,000	$5,652,451
4.05%, 9/1/2023 (a)	201,000	204,306
5.40%, 11/1/2024	856,000	904,270
Evergy, Inc. 2.45%, 9/15/2024	8,939,000	8,770,500
Eversource Energy:
2.80%, 5/1/2023	201,000	201,557
Series H, 3.15%, 1/15/2025	2,751,000	2,746,378
Series L, 2.90%, 10/1/2024	3,916,000	3,900,101
Series N, 3.80%, 12/1/2023	5,198,000	5,272,487
Florida Power & Light Co.:
2.75%, 6/1/2023	562,000	563,619
3.25%, 6/1/2024 (a)	2,393,000	2,423,989
Georgia Power Co.:
Series A, 2.10%, 7/30/2023	3,889,000	3,868,583
Series A, 2.20%, 9/15/2024	1,810,000	1,777,909
Iberdrola International B.V. 5.81%, 3/15/2025	2,700,000	2,908,602
Interstate Power & Light Co. 3.25%, 12/1/2024	9,000	9,048
IPALCO Enterprises, Inc. 3.70%, 9/1/2024	314,000	314,370
ITC Holdings Corp. 3.65%, 6/15/2024	187,000	188,526
MidAmerican Energy Co. 3.50%, 10/15/2024	1,510,000	1,539,989
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	5,526,000	5,299,600
2.85%, 1/27/2025 (a)	1,547,000	1,538,956
2.95%, 2/7/2024 (a)	5,058,000	5,082,177
3.40%, 11/15/2023	2,911,000	2,943,574
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (b)	6,000	5,850
Series D, 1.00%, 10/18/2024	4,299,000	4,104,513
Series MTN, 1.88%, 2/7/2025	5,350,000	5,186,878
NextEra Energy Capital Holdings, Inc. 2.94%, 3/21/2024 (a)	5,040,000	5,042,268
Northern States Power Co. 2.60%, 5/15/2023	297,000	297,232
NSTAR Electric Co. 2.38%, 10/15/2022	3,073,000	3,080,682
OGE Energy Corp. 0.70%, 5/26/2023	2,671,000	2,614,962
Oklahoma Gas & Electric Co. 0.55%, 5/26/2023	3,803,000	3,728,613
Oncor Electric Delivery Co. LLC 2.75%, 6/1/2024	1,669,000	1,667,131

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
1.70%, 11/15/2023	$3,797,000	$3,702,720
3.25%, 6/15/2023 (a)	2,253,000	2,246,511
3.25%, 2/16/2024 (a)	8,185,000	8,158,235
3.40%, 8/15/2024	2,750,000	2,727,752
3.75%, 2/15/2024	6,042,000	6,039,402
3.85%, 11/15/2023	4,346,000	4,360,820
4.25%, 8/1/2023	4,353,000	4,394,571
PacifiCorp:
2.95%, 6/1/2023	456,000	456,488
3.60%, 4/1/2024	1,000	1,014
Potomac Electric Power Co. 3.60%, 3/15/2024 (a)	493,000	499,759
Progress Energy, Inc. 3.15%, 4/1/2022	3,292,000	3,292,000
Public Service Co. of New Hampshire 3.50%, 11/1/2023	2,733,000	2,765,659
Public Service Electric & Gas Co.:
Series MTN, 2.38%, 5/15/2023	77,000	77,166
Series MTN, 3.25%, 9/1/2023	308,000	310,298
Public Service Enterprise Group, Inc.:
0.84%, 11/8/2023	4,377,000	4,243,370
2.88%, 6/15/2024	14,303,000	14,196,014
San Diego Gas & Electric Co. Series NNN, 3.60%, 9/1/2023	605,000	612,744
Sempra Energy 3.30%, 4/1/2025	7,370,000	7,373,316
Southern California Edison Co.:
0.70%, 4/3/2023	3,859,000	3,799,764
1.10%, 4/1/2024	9,198,000	8,888,855
Series C, 3.50%, 10/1/2023	904,000	912,959
Series D, 3.40%, 6/1/2023	864,000	867,059
Series J, 0.70%, 8/1/2023	3,765,000	3,669,294
Series K, 0.98%, 8/1/2024	3,361,000	3,208,713
Southern Co.:
2.95%, 7/1/2023	20,114,000	20,219,196
Series 21-A, 0.60%, 2/26/2024 (a)	3,787,000	3,639,837
Southwestern Public Service Co. 3.30%, 6/15/2024	3,008,000	3,011,640
Union Electric Co. 3.50%, 4/15/2024	5,000	5,080
Virginia Electric & Power Co. 3.45%, 2/15/2024	1,003,000	1,013,010
WEC Energy Group, Inc.:
0.55%, 9/15/2023	8,332,000	8,094,121
0.80%, 3/15/2024	6,947,000	6,664,049
Security Description	Principal Amount	Value
Wisconsin Electric Power Co. 2.05%, 12/15/2024 (a)	$2,788,000	$2,734,080
Xcel Energy, Inc. 0.50%, 10/15/2023	5,459,000	5,287,424
		344,351,373
ELECTRONICS — 0.4%
Agilent Technologies, Inc. 3.88%, 7/15/2023	869,000	881,939
Allegion US Holding Co., Inc. 3.20%, 10/1/2024	1,109,000	1,094,727
Amphenol Corp. 3.20%, 4/1/2024	2,660,000	2,675,933
Arrow Electronics, Inc. 3.25%, 9/8/2024	3,858,000	3,864,559
Honeywell International, Inc.:
2.30%, 8/15/2024	3,261,000	3,247,662
3.35%, 12/1/2023	2,694,000	2,730,477
Keysight Technologies, Inc. 4.55%, 10/30/2024	2,583,000	2,658,165
TD SYNNEX Corp. 1.25%, 8/9/2024 (d)	8,334,000	7,932,218
Trimble, Inc.:
4.15%, 6/15/2023	974,000	987,130
4.75%, 12/1/2024	149,000	153,296
Tyco Electronics Group SA 3.45%, 8/1/2024	1,602,000	1,617,764
		27,843,870
ENTERTAINMENT — 0.5%
Magallanes, Inc.:
3.43%, 3/15/2024 (d)	7,000,000	7,038,430
3.43%, 3/15/2024	500,000	502,745
3.64%, 3/15/2025 (d)	27,430,000	27,557,549
3.79%, 3/15/2025	700,000	700,175
		35,798,899
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.50%, 8/15/2024	12,061,000	11,939,305
3.20%, 3/15/2025	4,900,000	4,907,448
4.75%, 5/15/2023	1,835,000	1,870,452
Waste Management, Inc. 2.40%, 5/15/2023 (a)	554,000	554,000
		19,271,205
FOOD — 0.9%
Campbell Soup Co. 3.95%, 3/15/2025	2,550,000	2,600,388
Conagra Brands, Inc.:
0.50%, 8/11/2023	2,260,000	2,197,940
3.20%, 1/25/2023	3,744,000	3,770,732
4.30%, 5/1/2024	7,355,000	7,557,704
General Mills, Inc.:
3.65%, 2/15/2024	3,996,000	4,055,181
3.70%, 10/17/2023	5,323,000	5,410,457

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Hershey Co.:
2.05%, 11/15/2024	$1,540,000	$1,521,905
3.38%, 5/15/2023	705,000	712,748
Hormel Foods Corp. 0.65%, 6/3/2024 (a)	4,532,000	4,349,950
J M Smucker Co. 3.50%, 3/15/2025	3,500,000	3,552,010
Kellogg Co. 2.65%, 12/1/2023 (a)	3,518,000	3,524,966
Kroger Co.:
3.85%, 8/1/2023	4,055,000	4,114,730
4.00%, 2/1/2024	4,079,000	4,156,542
McCormick & Co., Inc. 3.15%, 8/15/2024	5,107,000	5,122,729
Mondelez International, Inc. 2.13%, 3/17/2024	3,337,000	3,310,437
Tyson Foods, Inc.:
3.90%, 9/28/2023	3,590,000	3,644,137
3.95%, 8/15/2024 (a)	7,196,000	7,334,739
		66,937,295
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024	70,000	71,938
Georgia-Pacific LLC 8.00%, 1/15/2024	14,274,000	15,585,067
		15,657,005
GAS — 0.2%
Atmos Energy Corp. 0.63%, 3/9/2023	0	0
Eastern Energy Gas Holdings LLC:
3.55%, 11/1/2023	971,000	980,623
3.60%, 12/15/2024	750,000	755,782
Series A, 2.50%, 11/15/2024	5,745,000	5,683,816
ONE Gas, Inc.:
1.10%, 3/11/2024	5,820,000	5,599,189
3.61%, 2/1/2024	1,065,000	1,070,304
Southern California Gas Co. 3.15%, 9/15/2024 (a)	593,000	597,382
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	1,900,000	1,892,704
		16,579,800
HAND & MACHINE TOOLS — 0.0% (e)
Stanley Black & Decker, Inc. 2.30%, 2/24/2025	3,429,000	3,364,638
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
2.95%, 3/15/2025	3,000,000	3,023,760
3.40%, 11/30/2023	5,169,000	5,253,927
Baxter International, Inc.:
0.87%, 12/1/2023 (d)	9,150,000	8,859,762
Security Description	Principal Amount	Value
1.32%, 11/29/2024 (d)	$11,295,000	$10,781,529
Boston Scientific Corp. 3.45%, 3/1/2024	4,162,000	4,211,902
DH Europe Finance II Sarl 2.20%, 11/15/2024 (a)	9,141,000	8,964,670
Medtronic, Inc. 3.50%, 3/15/2025	4,100,000	4,189,093
PerkinElmer, Inc.:
0.55%, 9/15/2023	3,912,000	3,800,821
0.85%, 9/15/2024	3,468,000	3,291,964
Stryker Corp.:
0.60%, 12/1/2023	3,718,000	3,600,065
3.38%, 5/15/2024	3,746,000	3,784,809
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	12,510,000	12,213,763
1.22%, 10/18/2024	11,795,000	11,342,780
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	5,577,000	5,346,670
		88,665,515
HEALTH CARE SERVICES — 2.0%
Aetna, Inc.:
2.80%, 6/15/2023	8,313,000	8,349,245
3.50%, 11/15/2024	4,859,000	4,911,283
Anthem, Inc.:
2.38%, 1/15/2025	7,146,000	7,050,744
3.35%, 12/1/2024	22,200,000	22,386,480
3.50%, 8/15/2024	5,394,000	5,470,487
CommonSpirit Health:
2.76%, 10/1/2024	3,977,000	3,944,150
2.95%, 11/1/2022 (a)	3,845,000	3,868,070
Dignity Health 3.13%, 11/1/2022	501,000	502,954
HCA, Inc.:
4.75%, 5/1/2023	8,413,000	8,632,159
5.00%, 3/15/2024	18,406,000	19,079,291
Humana, Inc.:
0.65%, 8/3/2023	2,989,000	2,915,919
2.90%, 12/15/2022	5,669,000	5,704,658
3.15%, 12/1/2022	3,850,000	3,873,716
3.85%, 10/1/2024	992,000	1,010,223
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024 (a)	1,769,000	1,735,902
3.25%, 9/1/2024	8,574,000	8,618,671
3.60%, 2/1/2025	11,950,000	12,076,789
4.00%, 11/1/2023	3,912,000	3,967,120
Quest Diagnostics, Inc.:
3.50%, 3/30/2025	4,250,000	4,297,642
4.25%, 4/1/2024	147,000	150,750
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	3,525,000	3,557,818
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	4,685,000	4,492,025
2.38%, 8/15/2024	5,932,000	5,905,365

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/15/2023	$3,720,000	$3,779,520
3.50%, 2/15/2024 (a)	4,426,000	4,504,960
		150,785,941
HOME BUILDERS — 0.5%
DR Horton, Inc.:
2.50%, 10/15/2024	2,741,000	2,702,352
4.38%, 9/15/2022	3,309,000	3,328,788
5.75%, 8/15/2023	8,358,000	8,645,933
Lennar Corp.:
4.50%, 4/30/2024	13,084,000	13,415,810
4.88%, 12/15/2023	2,339,000	2,398,738
5.88%, 11/15/2024	3,819,000	4,027,212
		34,518,833
HOME FURNISHINGS — 0.0% (e)
Whirlpool Corp. 4.00%, 3/1/2024	1,715,000	1,747,053
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 0.85%, 8/15/2024	3,127,000	2,979,124
Clorox Co. 3.50%, 12/15/2024 (a)	820,000	831,004
Kimberly-Clark Corp. 2.40%, 6/1/2023	218,000	218,007
		4,028,135
INSURANCE — 1.3%
Aflac, Inc. 3.63%, 11/15/2024	2,094,000	2,143,125
Allstate Corp. 3.15%, 6/15/2023 (a)	7,344,000	7,415,310
American International Group, Inc. 4.13%, 2/15/2024	5,619,000	5,754,867
Aon Corp. 2.20%, 11/15/2022	3,854,000	3,863,674
Aon Global, Ltd.:
3.50%, 6/14/2024	4,018,000	4,055,448
4.00%, 11/27/2023	1,071,000	1,089,892
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	1,996,000	2,043,924
Assurant, Inc. 4.20%, 9/27/2023	1,604,000	1,633,385
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	3,918,000	4,051,643
Brown & Brown, Inc. 4.20%, 9/15/2024	229,000	235,087
Chubb INA Holdings, Inc.:
3.15%, 3/15/2025	4,700,000	4,759,314
3.35%, 5/15/2024	4,428,000	4,493,092
CNA Financial Corp. 3.95%, 5/15/2024	1,915,000	1,948,340
Corebridge Financial, Inc. 3.50%, 4/4/2025 (d)	4,210,000	4,206,674
Security Description	Principal Amount	Value
Equitable Holdings, Inc. 3.90%, 4/20/2023	$3,781,000	$3,831,628
First American Financial Corp. 4.60%, 11/15/2024	159,000	163,627
Jackson Financial, Inc. 1.13%, 11/22/2023 (d)	4,046,000	3,925,753
Kemper Corp. 4.35%, 2/15/2025	2,000	2,044
Lincoln National Corp.:
3.35%, 3/9/2025	2,400,000	2,414,688
4.00%, 9/1/2023	565,000	574,814
Loews Corp. 2.63%, 5/15/2023	745,000	746,348
Marsh & McLennan Cos., Inc.:
3.50%, 6/3/2024	4,099,000	4,160,485
3.50%, 3/10/2025	1,200,000	1,217,352
3.88%, 3/15/2024	6,712,000	6,854,362
MetLife, Inc.:
3.60%, 4/10/2024 (a)	5,173,000	5,268,959
Series D, 4.37%, 9/15/2023	8,180,000	8,422,292
Old Republic International Corp. 4.88%, 10/1/2024	2,000	2,069
Principal Financial Group, Inc. 3.13%, 5/15/2023	2,270,000	2,285,777
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	58,000	57,811
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (b)	11,000	11,143
Reinsurance Group of America, Inc. Series MTN, 4.70%, 9/15/2023	1,382,000	1,416,536
Unum Group 4.00%, 3/15/2024	3,924,000	3,988,628
Voya Financial, Inc. 3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (b)	380,000	382,014
Willis North America, Inc. 3.60%, 5/15/2024	4,797,000	4,822,136
		98,242,241
INTERNET — 1.4%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	428,000	426,412
3.60%, 11/28/2024	8,095,000	8,112,971
Alphabet, Inc. 3.38%, 2/25/2024 (a)	3,942,000	4,027,226
Amazon.com, Inc.:
0.25%, 5/12/2023	7,564,000	7,432,538
0.40%, 6/3/2023	6,653,000	6,549,013
0.45%, 5/12/2024 (a)	16,669,000	16,067,249

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 8/22/2024 (a)	$13,393,000	$13,502,555
3.80%, 12/5/2024 (a)	9,667,000	9,960,877
Baidu, Inc.:
3.50%, 11/28/2022 (a)	5,328,000	5,349,152
3.88%, 9/29/2023	6,462,000	6,526,878
4.38%, 5/14/2024	1,495,000	1,521,402
Booking Holdings, Inc. 3.65%, 3/15/2025	950,000	966,834
eBay, Inc.:
1.90%, 3/11/2025	5,000,000	4,844,800
3.45%, 8/1/2024	3,918,000	3,967,406
Expedia Group, Inc.:
3.60%, 12/15/2023	3,965,000	3,991,209
4.50%, 8/15/2024	4,095,000	4,196,474
Weibo Corp. 3.50%, 7/5/2024	5,177,000	5,060,569
		102,503,565
INVESTMENT COMPANY SECURITY — 1.3%
Ares Capital Corp.:
4.20%, 6/10/2024	9,620,000	9,693,208
4.25%, 3/1/2025	4,500,000	4,504,635
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (d)	6,335,000	5,947,932
2.35%, 11/22/2024 (d)	6,975,000	6,611,184
2.70%, 1/15/2025 (d)	6,900,000	6,592,053
4.70%, 3/24/2025 (d)	5,000,000	5,008,350
Blackstone Secured Lending Fund 3.65%, 7/14/2023	7,455,000	7,497,270
FS KKR Capital Corp.:
1.65%, 10/12/2024	12,835,000	12,141,910
4.13%, 2/1/2025 (a)	6,067,000	6,050,376
4.63%, 7/15/2024	1,263,000	1,279,204
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	1,500,000	1,499,040
Golub Capital BDC, Inc. 3.38%, 4/15/2024	12,745,000	12,627,109
Main Street Capital Corp. 3.00%, 7/14/2026	4,000,000	3,723,960
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	2,201,000	2,148,836
Owl Rock Capital Corp. 5.25%, 4/15/2024	5,805,000	5,937,993
OWL Rock Core Income Corp. 5.50%, 3/21/2025 (d)	5,000,000	4,987,050
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	2,256,000	2,251,601
		98,501,711
IRON/STEEL — 0.0% (e)
Nucor Corp. 4.00%, 8/1/2023	1,523,000	1,553,521
Security Description	Principal Amount	Value
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	$910,000	$924,132
		2,477,653
LEISURE TIME — 0.1%
Brunswick Corp. 0.85%, 8/18/2024	5,879,000	5,558,595
LODGING — 0.4%
Hyatt Hotels Corp.:
1.30%, 10/1/2023	2,625,000	2,558,771
1.80%, 10/1/2024	2,915,000	2,803,297
3.38%, 7/15/2023	2,446,000	2,446,098
Las Vegas Sands Corp. 3.20%, 8/8/2024	14,733,000	14,218,966
Marriott International, Inc.:
3.60%, 4/15/2024	585,000	591,488
3.75%, 3/15/2025	1,800,000	1,819,224
Series Z, 4.15%, 12/1/2023 (a)	2,920,000	2,975,334
		27,413,178
MACHINERY, CONSTRUCTION & MINING — 0.9%
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	4,478,000	4,390,858
0.95%, 1/10/2024	5,870,000	5,721,313
Series MTN, 0.45%, 9/14/2023 (a)	9,444,000	9,208,561
Series MTN, 0.45%, 5/17/2024 (a)	6,041,000	5,780,150
Series MTN, 0.60%, 9/13/2024 (a)	8,207,000	7,823,569
Series MTN, 2.15%, 11/8/2024 (a)	7,399,000	7,331,447
Series MTN, 2.85%, 5/17/2024	4,551,000	4,575,120
Series MTN, 3.25%, 12/1/2024 (a)	3,068,000	3,116,076
Series MTN, 3.30%, 6/9/2024 (a)	3,046,000	3,093,761
Series MTN, 3.45%, 5/15/2023	2,219,000	2,247,314
Series MTN, 3.65%, 12/7/2023 (a)	3,672,000	3,747,937
Series MTN, 3.75%, 11/24/2023	20,000	20,495
Caterpillar, Inc. 3.40%, 5/15/2024 (a)	10,652,000	10,828,078
		67,884,679
MACHINERY-DIVERSIFIED — 1.2%
CNH Industrial Capital LLC:
1.95%, 7/2/2023	6,219,000	6,158,489
4.20%, 1/15/2024 (a)	3,937,000	4,023,496
CNH Industrial NV 4.50%, 8/15/2023	8,464,000	8,645,045

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
John Deere Capital Corp.:
2.13%, 3/7/2025	$3,545,000	$3,487,146
3.65%, 10/12/2023	2,941,000	2,999,202
Series GMTN, 3.45%, 6/7/2023 (a)	214,000	216,630
Series MTN, 0.40%, 10/10/2023 (a)	9,701,000	9,434,999
Series MTN, 0.45%, 1/17/2024 (a)	5,222,000	5,049,569
Series MTN, 0.45%, 6/7/2024 (a)	5,470,000	5,224,725
Series MTN, 0.63%, 9/10/2024 (a)	3,402,000	3,253,503
Series MTN, 0.70%, 7/5/2023	3,844,000	3,774,385
Series MTN, 0.90%, 1/10/2024	3,805,000	3,700,933
Series MTN, 1.20%, 4/6/2023	3,897,000	3,855,809
Series MTN, 1.25%, 1/10/2025	5,114,000	4,922,327
Series MTN, 2.05%, 1/9/2025	4,861,000	4,782,398
Series MTN, 2.60%, 3/7/2024 (a)	3,216,000	3,223,590
Series MTN, 2.65%, 6/24/2024	2,561,000	2,565,789
Series MTN, 3.35%, 6/12/2024	2,745,000	2,788,179
Series MTN, 3.45%, 1/10/2024	3,292,000	3,346,351
Series MTN, 3.45%, 3/13/2025	2,050,000	2,085,772
Rockwell Automation, Inc. 0.35%, 8/15/2023	3,398,000	3,306,322
Westinghouse Air Brake Technologies Corp. 4.40%, 3/15/2024	3,864,000	3,936,605
		90,781,264
MEDIA — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Class USD, 4.50%, 2/1/2024	7,152,000	7,327,725
Comcast Corp.:
3.38%, 2/15/2025	2,536,000	2,574,370
3.70%, 4/15/2024	14,700,000	15,020,166
Discovery Communications LLC:
3.45%, 3/15/2025	1,000,000	994,710
3.80%, 3/13/2024 (a)	9,051,000	9,131,011
3.90%, 11/15/2024 (a)	4,154,000	4,195,457
Fox Corp.:
3.05%, 4/7/2025	7,500,000	7,500,000
Security Description	Principal Amount	Value
4.03%, 1/25/2024	$6,222,000	$6,352,040
Thomson Reuters Corp. 4.30%, 11/23/2023	3,239,000	3,306,144
Walt Disney Co.:
1.75%, 8/30/2024 (a)	13,332,000	13,091,357
3.35%, 3/24/2025	8,400,000	8,525,496
3.70%, 9/15/2024	373,000	380,911
		78,399,387
METAL FABRICATE & HARDWARE — 0.1%
Crane Co. 4.45%, 12/15/2023	2,235,000	2,285,578
Precision Castparts Corp. 2.50%, 1/15/2023	3,683,000	3,698,027
Timken Co. 3.88%, 9/1/2024	16,000	16,091
		5,999,696
MINING — 0.1%
BHP Billiton Finance USA, Ltd. 3.85%, 9/30/2023 (a)	617,000	629,945
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	5,000,000	5,150,450
Kinross Gold Corp. 5.95%, 3/15/2024	4,060,000	4,245,704
		10,026,099
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
2.00%, 2/14/2025 (a)	6,400,000	6,261,888
Series MTN, 3.25%, 2/14/2024	3,171,000	3,214,379
Carlisle Cos., Inc. 0.55%, 9/1/2023 (a)	1,686,000	1,636,803
Illinois Tool Works, Inc. 3.50%, 3/1/2024 (a)	3,763,000	3,826,708
Parker-Hannifin Corp.:
2.70%, 6/14/2024	11,194,000	11,126,724
Series MTN, 3.30%, 11/21/2024	225,000	226,393
Textron, Inc. 4.30%, 3/1/2024	1,286,000	1,311,308
Trane Technologies Global Holding Co., Ltd. 4.25%, 6/15/2023	2,652,000	2,701,168
Trane Technologies Luxembourg Finance SA 3.55%, 11/1/2024	3,877,000	3,919,065
		34,224,436
OFFICE & BUSINESS EQUIPMENT — 0.0% (e)
CDW LLC/CDW Finance Corp. 5.50%, 12/1/2024	1,750,000	1,811,635

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS — 3.9%
BP Capital Markets America, Inc.:
2.75%, 5/10/2023	$5,465,000	$5,493,145
3.79%, 2/6/2024	7,789,000	7,924,918
BP Capital Markets PLC:
2.75%, 5/10/2023	1,351,000	1,353,918
3.54%, 11/4/2024 (a)	5,652,000	5,743,280
3.81%, 2/10/2024	6,612,000	6,745,298
3.99%, 9/26/2023	8,095,000	8,254,876
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023 (a)	5,545,000	5,571,450
3.80%, 4/15/2024	3,110,000	3,152,576
3.90%, 2/1/2025	3,244,000	3,286,204
Chevron Corp.:
1.14%, 5/11/2023 (a)	20,810,000	20,594,200
2.57%, 5/16/2023	4,014,000	4,027,607
2.90%, 3/3/2024 (a)	4,969,000	5,021,324
3.19%, 6/24/2023	10,035,000	10,141,371
Chevron USA, Inc.:
0.43%, 8/11/2023 (a)	3,901,000	3,814,008
3.90%, 11/15/2024	2,896,000	2,984,878
Cimarex Energy Co. 4.38%, 6/1/2024	59,000	59,125
ConocoPhillips Co.:
2.13%, 3/8/2024 (a)	8,171,000	8,095,010
2.40%, 3/7/2025 (a)	8,050,000	7,961,370
Continental Resources, Inc.:
3.80%, 6/1/2024	12,821,000	12,902,798
4.50%, 4/15/2023	166,000	168,307
Coterra Energy, Inc. 4.38%, 6/1/2024 (d)	6,047,000	6,172,596
Devon Energy Corp. 5.25%, 9/15/2024	5,651,000	5,906,199
Exxon Mobil Corp.:
1.57%, 4/15/2023 (a)	22,750,000	22,665,143
2.02%, 8/16/2024 (a)	7,043,000	6,971,654
2.71%, 3/6/2025	12,500,000	12,495,500
2.99%, 3/19/2025	18,350,000	18,464,871
3.18%, 3/15/2024 (a)	4,668,000	4,734,099
Hess Corp. 3.50%, 7/15/2024	6,019,000	6,065,346
HollyFrontier Corp. 2.63%, 10/1/2023 (a)	4,154,000	4,115,991
Marathon Petroleum Corp. 3.63%, 9/15/2024	4,752,000	4,790,491
Ovintiv Exploration, Inc. 5.63%, 7/1/2024	800,000	840,920
Phillips 66:
0.90%, 2/15/2024	3,924,000	3,799,138
3.70%, 4/6/2023	5,859,000	5,937,804
Pioneer Natural Resources Co. 0.55%, 5/15/2023	3,862,000	3,775,993
Security Description	Principal Amount	Value
Shell International Finance B.V.:
0.38%, 9/15/2023 (a)	$11,318,000	$11,029,617
2.00%, 11/7/2024 (a)	7,315,000	7,219,247
3.50%, 11/13/2023	8,010,000	8,155,782
Suncor Energy, Inc. 2.80%, 5/15/2023	3,917,000	3,925,696
TotalEnergies Capital International SA:
2.43%, 1/10/2025	10,092,000	9,977,355
3.70%, 1/15/2024	3,869,000	3,935,160
3.75%, 4/10/2024 (a)	11,319,000	11,539,494
TotalEnergies Capital SA 2.75%, 7/15/2023	6,325,000	6,343,975
		292,157,734
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 1.23%, 12/15/2023	3,989,000	3,896,854
Halliburton Co. 3.50%, 8/1/2023	3,892,000	3,931,426
Schlumberger Investment SA 3.65%, 12/1/2023	10,749,000	10,922,274
		18,750,554
PACKAGING & CONTAINERS — 0.3%
Berry Global, Inc. 0.95%, 2/15/2024	9,172,000	8,762,837
Packaging Corp. of America 3.65%, 9/15/2024	3,477,000	3,519,663
Sonoco Products Co. 1.80%, 2/1/2025	5,755,000	5,521,980
WRKCo, Inc.:
3.00%, 9/15/2024	3,493,000	3,475,849
3.75%, 3/15/2025	3,100,000	3,146,035
		24,426,364
PHARMACEUTICALS — 4.9%
AbbVie, Inc.:
2.60%, 11/21/2024	29,518,000	29,313,145
2.85%, 5/14/2023	4,756,000	4,781,920
3.75%, 11/14/2023	4,807,000	4,901,890
3.80%, 3/15/2025	20,550,000	20,988,126
3.85%, 6/15/2024	5,440,000	5,546,515
AmerisourceBergen Corp. 3.40%, 5/15/2024	3,960,000	3,994,888
Astrazeneca Finance LLC 0.70%, 5/28/2024	20,457,000	19,622,354
AstraZeneca PLC:
0.30%, 5/26/2023 (a)	6,564,000	6,423,990
3.50%, 8/17/2023 (a)	5,015,000	5,089,423
Becton Dickinson & Co.:
3.36%, 6/6/2024	9,712,000	9,798,340
3.73%, 12/15/2024	4,012,000	4,079,883

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	$5,141,000	$4,999,314
2.90%, 7/26/2024	36,361,000	36,627,890
3.25%, 11/1/2023	3,835,000	3,883,743
3.63%, 5/15/2024	20,000	20,371
Cardinal Health, Inc.:
3.08%, 6/15/2024	16,796,000	16,819,179
3.50%, 11/15/2024	11,000	11,089
Cigna Corp.:
0.61%, 3/15/2024 (a)	4,513,000	4,334,150
3.00%, 7/15/2023	3,693,000	3,713,939
3.50%, 6/15/2024	3,480,000	3,520,403
3.75%, 7/15/2023	9,064,000	9,198,963
CVS Health Corp.:
2.63%, 8/15/2024	7,135,000	7,112,739
3.38%, 8/12/2024	2,143,000	2,169,209
4.00%, 12/5/2023	3,958,000	4,038,506
4.10%, 3/25/2025	3,400,000	3,493,228
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	11,546,000	11,240,377
3.00%, 6/1/2024	7,007,000	7,063,406
GlaxoSmithKline Capital, Inc. 3.38%, 5/15/2023	5,796,000	5,872,275
Johnson & Johnson:
2.63%, 1/15/2025 (a)	2,799,000	2,813,359
3.38%, 12/5/2023 (a)	3,697,000	3,765,653
McKesson Corp.:
2.70%, 12/15/2022	1,736,000	1,740,548
3.80%, 3/15/2024 (a)	552,000	559,844
Merck & Co., Inc.:
2.75%, 2/10/2025	17,815,000	17,869,870
2.80%, 5/18/2023	11,776,000	11,867,264
2.90%, 3/7/2024	5,855,000	5,912,320
Mylan, Inc. 4.20%, 11/29/2023	7,780,000	7,913,427
Novartis Capital Corp.:
1.75%, 2/14/2025 (a)	6,321,000	6,169,359
3.40%, 5/6/2024 (a)	19,266,000	19,622,228
Pfizer, Inc.:
2.95%, 3/15/2024	4,066,000	4,110,360
3.00%, 6/15/2023	6,137,000	6,203,648
3.20%, 9/15/2023 (a)	3,667,000	3,719,585
3.40%, 5/15/2024	9,648,000	9,837,969
Sanofi 3.38%, 6/19/2023	2,477,000	2,507,938
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	7,702,000	7,731,345
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023	13,094,000	13,415,065
Wyeth LLC 6.45%, 2/1/2024	4,142,000	4,433,183
		368,852,220
Security Description	Principal Amount	Value
PIPELINES — 3.5%
Boardwalk Pipelines L.P. 4.95%, 12/15/2024	$3,268,000	$3,377,119
Cheniere Corpus Christi Holdings LLC:
5.88%, 3/31/2025	11,200,000	11,863,488
7.00%, 6/30/2024	13,769,000	14,656,825
Enbridge, Inc.:
0.55%, 10/4/2023 (a)	4,003,000	3,879,467
2.15%, 2/16/2024	2,840,000	2,801,972
2.50%, 1/15/2025	3,285,000	3,221,501
2.50%, 2/14/2025	5,291,000	5,178,778
3.50%, 6/10/2024	3,519,000	3,554,084
4.00%, 10/1/2023	4,496,000	4,565,553
Energy Transfer L.P.:
3.90%, 5/15/2024	10,620,000	10,692,959
4.05%, 3/15/2025	3,100,000	3,143,648
4.25%, 4/1/2024	7,261,000	7,374,998
4.50%, 4/15/2024	16,759,000	17,089,320
4.90%, 2/1/2024	2,635,000	2,696,396
5.88%, 1/15/2024	9,107,000	9,464,632
Series 5Y, 4.20%, 9/15/2023	2,898,000	2,937,326
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	4,024,000	4,087,016
Enterprise Products Operating LLC:
3.75%, 2/15/2025	7,091,000	7,223,744
3.90%, 2/15/2024	4,202,000	4,279,779
Kinder Morgan Energy Partners L.P.:
3.50%, 9/1/2023	1,277,000	1,288,621
4.15%, 2/1/2024	4,063,000	4,131,543
4.25%, 9/1/2024	5,470,000	5,588,808
4.30%, 5/1/2024	4,009,000	4,093,109
Kinder Morgan, Inc. 5.63%, 11/15/2023 (d)	3,985,000	4,113,397
MPLX L.P.:
3.50%, 12/1/2022	1,258,000	1,269,070
4.00%, 2/15/2025	4,128,000	4,181,334
4.50%, 7/15/2023	5,699,000	5,793,831
4.88%, 12/1/2024	8,275,000	8,576,044
ONEOK Partners L.P.:
4.90%, 3/15/2025	3,545,000	3,660,567
5.00%, 9/15/2023	2,054,000	2,103,871
ONEOK, Inc.:
2.75%, 9/1/2024	249,000	246,067
7.50%, 9/1/2023 (a)	413,000	434,546
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	2,672,000	2,629,542
3.61%, 2/15/2025	1,115,000	1,124,890
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	5,077,000	5,085,529
3.60%, 11/1/2024	7,276,000	7,292,808

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Sabine Pass Liquefaction LLC:
5.63%, 4/15/2023	$2,449,000	$2,507,164
5.63%, 3/1/2025	2,500,000	2,645,550
5.75%, 5/15/2024	22,614,000	23,684,094
Spectra Energy Partners L.P.:
3.50%, 3/15/2025	3,700,000	3,728,046
4.75%, 3/15/2024	5,905,000	6,075,241
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024 (a)	8,838,000	8,403,347
3.75%, 10/16/2023	3,350,000	3,398,876
Williams Cos., Inc.:
3.70%, 1/15/2023	4,280,000	4,309,618
3.90%, 1/15/2025	4,605,000	4,668,549
4.30%, 3/4/2024	3,883,000	3,966,679
4.50%, 11/15/2023	4,846,000	4,949,511
4.55%, 6/24/2024	9,663,000	9,931,245
		261,970,102
REAL ESTATE INVESTMENT TRUSTS — 2.6%
American Campus Communities Operating Partnership L.P.:
3.75%, 4/15/2023	1,637,000	1,650,276
4.13%, 7/1/2024	628,000	639,348
American Tower Corp.:
0.60%, 1/15/2024	4,037,000	3,873,946
2.95%, 1/15/2025	3,040,000	3,009,570
3.38%, 5/15/2024	12,321,000	12,366,957
3.50%, 1/31/2023	4,684,000	4,730,418
5.00%, 2/15/2024	4,686,000	4,848,276
AvalonBay Communities, Inc.:
Series GMTN, 3.50%, 11/15/2024	285,000	288,055
Series GMTN, 4.20%, 12/15/2023	3,917,000	3,994,870
Boston Properties L.P.:
3.13%, 9/1/2023	60,000	60,360
3.20%, 1/15/2025	3,025,000	3,023,972
3.80%, 2/1/2024	5,453,000	5,529,451
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	53,000	53,610
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	496,000	499,551
3.85%, 2/1/2025	2,050,000	2,071,218
Crown Castle International Corp.:
3.15%, 7/15/2023	4,942,000	4,975,457
3.20%, 9/1/2024	11,126,000	11,144,803
CyrusOne L.P./CyrusOne Finance Corp. 2.90%, 11/15/2024	3,650,000	3,667,338
Equinix, Inc. 2.63%, 11/18/2024 (a)	10,180,000	10,034,121
Security Description	Principal Amount	Value
Essex Portfolio L.P.:
3.25%, 5/1/2023	$3,961,000	$3,979,260
3.88%, 5/1/2024	3,701,000	3,752,592
Federal Realty Investment Trust 3.95%, 1/15/2024	3,938,000	3,988,997
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	1,600,000	1,585,936
5.38%, 11/1/2023	2,216,000	2,275,189
Healthpeak Properties, Inc. 3.40%, 2/1/2025	1,600,000	1,607,984
Host Hotels & Resorts L.P. 3.88%, 4/1/2024	8,135,000	8,203,985
Kimco Realty Corp.:
2.70%, 3/1/2024	2,185,000	2,166,056
3.13%, 6/1/2023 (a)	2,164,000	2,173,522
3.30%, 2/1/2025	2,146,000	2,141,257
Mid-America Apartments L.P.:
3.75%, 6/15/2024	3,102,000	3,144,063
4.30%, 10/15/2023	147,000	149,480
Office Properties Income Trust:
4.25%, 5/15/2024	196,000	196,590
4.50%, 2/1/2025	2,937,000	2,930,480
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	822,000	834,790
4.50%, 1/15/2025	45,000	45,725
4.95%, 4/1/2024	2,940,000	3,005,503
Piedmont Operating Partnership L.P. 3.40%, 6/1/2023	8,454,000	8,467,695
Realty Income Corp.:
3.88%, 7/15/2024	2,423,000	2,462,107
4.60%, 2/6/2024 (a)	3,953,000	4,060,126
Simon Property Group L.P.:
2.75%, 6/1/2023	3,685,000	3,691,817
3.38%, 10/1/2024	3,991,000	4,035,899
3.75%, 2/1/2024	3,866,000	3,930,214
REIT, 2.00%, 9/13/2024	9,934,000	9,758,566
SITE Centers Corp. 3.63%, 2/1/2025	10,000,000	10,008,700
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	3,990,000	3,990,997
Ventas Realty L.P.:
2.65%, 1/15/2025	1,169,000	1,147,701
3.50%, 4/15/2024	4,263,000	4,276,386
3.50%, 2/1/2025	6,258,000	6,267,137
3.75%, 5/1/2024	2,249,000	2,275,898
Vornado Realty L.P. 3.50%, 1/15/2025	1,477,000	1,471,506
Welltower, Inc.:
4.50%, 1/15/2024	2,937,000	3,000,322
REIT, 3.63%, 3/15/2024	4,671,000	4,721,680

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
WP Carey, Inc.:
4.00%, 2/1/2025	$1,100,000	$1,124,178
4.60%, 4/1/2024	3,928,000	4,031,699
		197,365,634
RETAIL — 1.8%
AutoNation, Inc. 3.50%, 11/15/2024	1,091,000	1,092,800
AutoZone, Inc.:
2.88%, 1/15/2023 (a)	2,005,000	2,014,724
3.13%, 7/15/2023 (a)	2,213,000	2,229,089
3.13%, 4/18/2024	3,559,000	3,569,285
Costco Wholesale Corp. 2.75%, 5/18/2024 (a)	4,983,000	5,020,821
Dollar General Corp. 3.25%, 4/15/2023	4,586,000	4,619,432
Genuine Parts Co. 1.75%, 2/1/2025	5,114,000	4,889,700
Home Depot, Inc.:
2.63%, 6/1/2022	4,188,000	4,193,361
2.70%, 4/1/2023	1,251,000	1,258,994
2.70%, 4/15/2025	2,715,000	2,709,679
3.75%, 2/15/2024	6,962,000	7,114,329
Lowe's Cos., Inc.:
3.13%, 9/15/2024	1,058,000	1,061,925
3.88%, 9/15/2023 (a)	171,000	173,895
McDonald's Corp.:
Series MTN, 3.25%, 6/10/2024	2,231,000	2,259,378
Series MTN, 3.35%, 4/1/2023	4,946,000	5,006,539
O'Reilly Automotive, Inc. 3.85%, 6/15/2023	2,326,000	2,356,378
Starbucks Corp.:
2.70%, 6/15/2022 (a)	4,052,000	4,056,700
3.85%, 10/1/2023	2,889,000	2,939,297
Target Corp. 3.50%, 7/1/2024 (a)	6,425,000	6,566,350
TJX Cos., Inc. 2.50%, 5/15/2023	3,873,000	3,880,862
Walgreens Boots Alliance, Inc.:
0.95%, 11/17/2023	15,705,000	15,305,622
3.80%, 11/18/2024	8,367,000	8,512,753
Walmart, Inc.:
2.55%, 4/11/2023	9,968,000	10,030,599
2.65%, 12/15/2024 (a)	3,615,000	3,642,329
2.85%, 7/8/2024	14,688,000	14,852,212
3.30%, 4/22/2024	9,477,000	9,638,488
3.40%, 6/26/2023	8,301,000	8,442,117
		137,437,658
SEMICONDUCTORS — 1.5%
Advanced Micro Devices, Inc. 2.95%, 6/1/2024	5,496,000	5,506,387
Altera Corp. 4.10%, 11/15/2023 (a)	2,752,000	2,818,653
Security Description	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.13%, 1/15/2025	$305,000	$303,768
3.63%, 1/15/2024	4,822,000	4,880,009
Broadcom, Inc. 3.63%, 10/15/2024	6,011,000	6,089,384
Intel Corp.:
2.88%, 5/11/2024	7,054,000	7,110,150
3.40%, 3/25/2025	9,600,000	9,753,888
KLA Corp. 4.65%, 11/1/2024	9,030,000	9,359,053
Marvell Technology, Inc. 4.20%, 6/22/2023	4,944,000	5,024,983
Microchip Technology, Inc.:
0.97%, 2/15/2024	9,505,000	9,119,287
2.67%, 9/1/2023	1,304,000	1,300,271
4.33%, 6/1/2023	5,977,000	6,076,696
NVIDIA Corp.:
0.31%, 6/15/2023	8,141,000	7,975,738
0.58%, 6/14/2024 (a)	6,570,000	6,307,134
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (d)	15,573,000	16,014,650
Qorvo, Inc. 1.75%, 12/15/2024 (d)	4,459,000	4,252,013
QUALCOMM, Inc. 2.90%, 5/20/2024 (a)	5,484,000	5,525,240
Skyworks Solutions, Inc. 0.90%, 6/1/2023	4,251,000	4,156,968
Texas Instruments, Inc.:
1.38%, 3/12/2025	2,300,000	2,216,510
2.25%, 5/1/2023	2,882,000	2,883,556
		116,674,338
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc. 0.67%, 8/16/2023 (d)	4,309,000	4,184,082
SOFTWARE — 2.4%
Adobe, Inc. 3.25%, 2/1/2025	7,688,000	7,793,018
Cadence Design Systems, Inc. 4.38%, 10/15/2024	58,000	59,535
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	5,105,000	4,887,016
Fiserv, Inc.:
2.75%, 7/1/2024	13,941,000	13,863,627
3.50%, 10/1/2022	3,963,000	3,980,596
3.80%, 10/1/2023	5,047,000	5,129,115
Intuit, Inc. 0.65%, 7/15/2023	5,556,000	5,437,324
Microsoft Corp.:
2.00%, 8/8/2023	13,979,000	14,015,625
2.38%, 5/1/2023	4,518,000	4,529,928
2.70%, 2/12/2025 (a)	9,844,000	9,900,603

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 2/6/2024 (a)	$14,995,000	$15,187,986
3.63%, 12/15/2023	8,967,000	9,194,762
Oracle Corp.:
2.40%, 9/15/2023	5,767,000	5,744,105
2.95%, 11/15/2024	18,044,000	17,948,006
3.40%, 7/8/2024 (a)	14,864,000	14,977,858
3.63%, 7/15/2023	4,830,000	4,894,963
Roper Technologies, Inc.:
2.35%, 9/15/2024 (a)	3,993,000	3,935,501
3.65%, 9/15/2023	7,788,000	7,898,745
salesforce.com, Inc.:
0.63%, 7/15/2024 (a)	4,370,000	4,188,208
3.25%, 4/11/2023	6,977,000	7,062,538
VMware, Inc.:
0.60%, 8/15/2023	4,801,000	4,667,532
1.00%, 8/15/2024	13,925,000	13,273,867
		178,570,458
TELECOMMUNICATIONS — 1.6%
AT&T, Inc.:
0.90%, 3/25/2024	16,782,000	16,264,107
3.90%, 3/11/2024	6,900,000	7,054,767
3.95%, 1/15/2025 (a)	500,000	512,875
4.05%, 12/15/2023	3,527,000	3,615,528
4.45%, 4/1/2024	8,230,000	8,474,349
Bell Telephone Co. of Canada or Bell Canada Series US-3, 0.75%, 3/17/2024	9,629,000	9,263,194
British Telecommunications PLC 4.50%, 12/4/2023	7,261,000	7,417,184
Cisco Systems, Inc.:
2.20%, 9/20/2023 (a)	4,929,000	4,936,295
3.63%, 3/4/2024 (a)	5,473,000	5,602,382
Motorola Solutions, Inc. 4.00%, 9/1/2024	1,772,000	1,800,937
Rogers Communications, Inc.:
2.95%, 3/15/2025 (d)	4,360,000	4,334,102
4.10%, 10/1/2023	9,618,000	9,766,309
Verizon Communications, Inc.:
0.75%, 3/22/2024 (a)	20,346,000	19,692,486
3.38%, 2/15/2025	10,600,000	10,729,426
3.50%, 11/1/2024	4,616,000	4,705,920
Vodafone Group PLC 3.75%, 1/16/2024	3,524,000	3,600,471
		117,770,332
TOYS/GAMES/HOBBIES — 0.0% (e)
Hasbro, Inc. 3.00%, 11/19/2024	1,104,000	1,099,065
TRANSPORTATION — 1.0%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	6,158,000	6,263,917
Security Description	Principal Amount	Value
3.75%, 4/1/2024	$4,048,000	$4,127,179
3.85%, 9/1/2023	6,122,000	6,222,401
Canadian National Railway Co. 2.95%, 11/21/2024	60,000	59,929
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	13,316,000	12,791,483
2.90%, 2/1/2025	4,760,000	4,745,767
CSX Corp. 3.40%, 8/1/2024	907,000	918,809
Kansas City Southern 3.00%, 5/15/2023	156,000	156,446
Norfolk Southern Corp. 3.85%, 1/15/2024	3,665,000	3,723,200
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	493,000	486,280
Series MTN, 3.65%, 3/18/2024	5,436,000	5,496,829
Series MTN, 3.75%, 6/9/2023	900,000	910,593
Series MTN, 3.88%, 12/1/2023	8,077,000	8,198,963
Union Pacific Corp.:
2.75%, 4/15/2023	830,000	832,797
3.15%, 3/1/2024	5,776,000	5,833,298
3.25%, 1/15/2025	600,000	605,106
3.50%, 6/8/2023	2,999,000	3,038,437
3.65%, 2/15/2024	2,721,000	2,764,862
3.75%, 3/15/2024	2,903,000	2,947,648
United Parcel Service, Inc.:
2.20%, 9/1/2024	2,499,000	2,472,211
2.50%, 4/1/2023	4,640,000	4,663,850
2.80%, 11/15/2024 (a)	555,000	557,431
		77,817,436
TRUCKING & LEASING — 0.0% (e)
GATX Corp.:
3.25%, 3/30/2025	2,000,000	1,988,420
4.35%, 2/15/2024	50,000	51,113
		2,039,533
WATER — 0.0% (e)
American Water Capital Corp. 3.85%, 3/1/2024	706,000	718,595
TOTAL CORPORATE BONDS & NOTES (Cost $7,700,637,787)		7,466,893,795
Shares
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (f) (g)	308,958,106	308,958,106

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	362,333,875	$362,333,875
TOTAL SHORT-TERM INVESTMENTS (Cost $671,291,981)		671,291,981
TOTAL INVESTMENTS — 108.1% (Cost $8,371,929,768)		8,138,185,776
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(607,201,376)
NET ASSETS — 100.0%		$7,530,984,400
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2022. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$2,774,806	$7,464,118,989	$—	$7,466,893,795
Short-Term Investments	671,291,981	—	—	671,291,981
TOTAL INVESTMENTS	$674,066,787	$7,464,118,989	$—	$8,138,185,776

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	187,711,730	$187,711,730	$2,188,574,874	$2,067,328,498	$—	$—	308,958,106	$308,958,106	$13,574
State Street Navigator Securities Lending Portfolio II	133,827,723	133,827,723	665,001,690	436,495,538	—	—	362,333,875	362,333,875	142,562
Total		$321,539,453	$2,853,576,564	$2,503,824,036	$—	$—		$671,291,981	$156,136
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Bonds:
6.25%, 8/15/2023	$6,428,000	$6,785,055
7.50%, 11/15/2024	5,569,400	6,276,888
7.63%, 2/15/2025	4,977,200	5,682,174
Treasury Notes:
0.13%, 4/30/2023	57,907,000	56,875,532
0.13%, 5/15/2023	33,806,200	33,160,449
0.13%, 5/31/2023	54,581,100	53,461,761
0.13%, 6/30/2023	49,306,700	48,189,595
0.13%, 7/15/2023	50,766,700	49,543,143
0.13%, 7/31/2023	39,205,400	38,216,076
0.13%, 8/15/2023	51,612,500	50,253,640
0.13%, 8/31/2023	32,606,400	31,717,366
0.13%, 9/15/2023	47,444,400	46,097,053
0.13%, 10/15/2023	52,736,500	51,113,205
0.13%, 12/15/2023	58,166,800	56,108,241
0.13%, 1/15/2024	58,519,000	56,310,822
0.13%, 2/15/2024	68,468,800	65,751,445
0.25%, 4/15/2023	37,738,700	37,153,455
0.25%, 6/15/2023	47,057,400	46,132,796
0.25%, 11/15/2023	60,028,000	58,163,849
0.25%, 3/15/2024	72,245,100	69,400,449
0.25%, 5/15/2024	65,588,600	62,693,479
0.25%, 6/15/2024	70,410,800	67,148,800
0.38%, 10/31/2023	46,543,600	45,247,288
0.38%, 4/15/2024	55,057,300	52,889,419
0.38%, 7/15/2024	55,243,000	52,726,854
0.38%, 8/15/2024	54,993,800	52,373,002
0.38%, 9/15/2024	74,388,800	70,675,172
0.50%, 11/30/2023	51,957,400	50,504,217
0.50%, 3/31/2025	45,929,800	43,274,483
0.63%, 10/15/2024	66,585,600	63,563,238
0.75%, 12/31/2023	65,336,900	63,644,776
0.75%, 11/15/2024	63,167,000	60,373,834
0.88%, 1/31/2024	61,812,500	60,243,042
1.00%, 12/15/2024 (a)	60,377,600	58,019,100
1.13%, 1/15/2025	58,215,100	56,063,870
1.13%, 2/28/2025	34,842,000	33,494,595
1.25%, 7/31/2023	29,651,900	29,339,165
1.25%, 8/31/2024	33,045,800	32,108,642
1.38%, 6/30/2023	28,552,200	28,340,289
1.38%, 8/31/2023	25,180,300	24,928,497
1.38%, 9/30/2023	29,134,200	28,812,130
1.38%, 1/31/2025	31,987,200	31,000,095
1.50%, 2/29/2024 (a)	56,866,200	56,042,084
1.50%, 9/30/2024	32,904,600	32,128,257
1.50%, 10/31/2024	38,652,600	37,704,403
1.50%, 11/30/2024	44,262,100	43,114,052
1.50%, 2/15/2025	54,750,800	53,228,043
1.63%, 4/30/2023	29,351,900	29,296,865
1.63%, 5/31/2023	26,887,300	26,796,976
1.63%, 10/31/2023	26,937,700	26,711,465
1.75%, 5/15/2023	58,126,500	58,042,489
Security Description	Principal Amount	Value
1.75%, 6/30/2024	$37,138,000	$36,601,240
1.75%, 7/31/2024	38,907,700	38,296,728
1.75%, 12/31/2024	36,165,100	35,438,973
1.75%, 3/15/2025	55,914,600	54,735,151
1.88%, 8/31/2024	36,152,500	35,646,930
2.00%, 4/30/2024	23,650,000	23,468,930
2.00%, 5/31/2024	53,781,600	53,327,818
2.00%, 6/30/2024	27,565,600	27,313,633
2.00%, 2/15/2025	59,728,000	58,883,409
2.13%, 11/30/2023	34,846,200	34,791,753
2.13%, 2/29/2024	26,837,200	26,740,754
2.13%, 3/31/2024	57,870,100	57,628,221
2.13%, 7/31/2024	27,740,300	27,540,917
2.13%, 9/30/2024	31,869,900	31,598,508
2.13%, 11/30/2024	27,832,100	27,558,128
2.25%, 12/31/2023	29,042,100	29,034,159
2.25%, 1/31/2024	27,111,300	27,082,706
2.25%, 3/31/2024	24,961,800	24,927,673
2.25%, 4/30/2024	45,500,800	45,379,939
2.25%, 10/31/2024	21,527,600	21,393,053
2.25%, 11/15/2024	55,657,800	55,301,242
2.25%, 12/31/2024	29,326,400	29,129,363
2.38%, 2/29/2024	29,317,700	29,347,476
2.38%, 8/15/2024	74,052,700	73,890,710
2.50%, 8/15/2023	46,833,400	47,096,838
2.50%, 1/31/2024	35,237,000	35,355,374
2.50%, 5/15/2024	60,024,700	60,146,625
2.50%, 1/31/2025	29,988,800	29,977,086
2.63%, 6/30/2023	30,689,200	30,938,550
2.63%, 12/31/2023	29,755,700	29,938,186
2.63%, 3/31/2025	17,972,600	18,030,169
2.75%, 4/30/2023	35,334,300	35,693,164
2.75%, 5/31/2023	30,652,100	30,952,634
2.75%, 7/31/2023	31,125,100	31,409,603
2.75%, 8/31/2023	24,428,900	24,650,287
2.75%, 11/15/2023	61,634,600	62,140,197
2.75%, 2/15/2024	54,023,600	54,439,328
2.75%, 2/28/2025	29,864,700	30,058,354
2.88%, 9/30/2023 (a)	29,001,700	29,322,305
2.88%, 10/31/2023	29,674,700	29,988,835
2.88%, 11/30/2023	29,780,300	30,090,899
U.S. Treasury Notes 0.25%, 9/30/2023	50,046,800	48,660,738
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,983,602,120)		3,860,868,201
Shares
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (b) (c)	2,732,051	2,732,051

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	98,773,649	$98,773,649
TOTAL SHORT-TERM INVESTMENTS (Cost $101,505,700)		101,505,700
TOTAL INVESTMENTS — 102.3% (Cost $4,085,107,820)		3,962,373,901
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(87,427,812)
NET ASSETS — 100.0%		$3,874,946,089

(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,860,868,201	$—	$3,860,868,201
Short-Term Investments	101,505,700	—	—	101,505,700
TOTAL INVESTMENTS	$101,505,700	$3,860,868,201	$—	$3,962,373,901

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,552,887	$15,552,887	$80,481,248	$93,302,084	$—	$—	2,732,051	$2,732,051	$691
State Street Navigator Securities Lending Portfolio II	65,280,643	65,280,643	2,539,506,691	2,506,013,685	—	—	98,773,649	98,773,649	201,543
Total		$80,833,530	$2,619,987,939	$2,599,315,769	$—	$—		$101,505,700	$202,234
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Inflation Protected Indexed Bonds:
0.13%, 2/15/2051 (a)	$38,598,167	$39,629,550
0.13%, 2/15/2052	20,929,772	21,745,201
0.25%, 2/15/2050	38,203,551	40,178,080
0.63%, 2/15/2043	57,175,290	63,818,152
0.75%, 2/15/2042	56,677,902	64,751,050
0.75%, 2/15/2045	51,754,337	59,359,173
0.88%, 2/15/2047	45,870,280	54,893,454
1.00%, 2/15/2046	44,097,344	53,707,337
1.00%, 2/15/2048	43,068,305	53,438,895
1.00%, 2/15/2049	33,174,098	41,501,731
1.38%, 2/15/2044	56,481,199	72,435,101
1.75%, 1/15/2028	38,301,187	43,706,864
2.00%, 1/15/2026	59,032,515	66,001,951
2.13%, 2/15/2040	44,257,819	62,390,445
2.13%, 2/15/2041 (a)	63,638,027	90,052,490
2.38%, 1/15/2025	86,043,760	95,371,602
2.38%, 1/15/2027	44,676,430	51,684,586
2.50%, 1/15/2029	36,952,320	44,890,834
3.38%, 4/15/2032	15,964,780	22,486,099
3.63%, 4/15/2028	51,892,788	65,615,768
3.88%, 4/15/2029	68,264,312	90,165,315
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2023	3	3
0.13%, 7/15/2024	98,202,511	102,883,027
0.13%, 10/15/2024	74,008,655	77,299,644
0.13%, 4/15/2025	81,208,438	84,702,098
0.13%, 10/15/2025	72,925,638	76,322,211
0.13%, 4/15/2026	84,130,768	87,749,196
0.13%, 7/15/2026	101,006,686	105,892,515
0.13%, 10/15/2026	73,038,762	76,577,544
0.13%, 1/15/2030	85,052,419	89,558,167
0.13%, 7/15/2030	100,703,258	106,725,523
0.13%, 1/15/2031 (a)	94,265,656	99,787,745
0.13%, 7/15/2031	93,226,851	99,118,204
0.13%, 1/15/2032 (a)	66,592,001	70,828,669
0.25%, 1/15/2025	89,391,503	93,613,934
0.25%, 7/15/2029	95,460,581	101,655,771
0.38%, 7/15/2023	90,583,181	94,994,395
0.38%, 7/15/2025	96,832,493	102,281,160
Security Description	Principal Amount	Value
0.38%, 1/15/2027	$83,246,287	$87,982,785
0.38%, 7/15/2027	91,929,226	97,601,452
0.50%, 4/15/2024	68,735,682	72,120,803
0.50%, 1/15/2028	87,171,822	92,950,776
0.63%, 4/15/2023	105,207,263	109,589,353
0.63%, 1/15/2024	112,115,941	117,769,720
0.63%, 1/15/2026	101,650,120	108,149,527
0.75%, 7/15/2028	88,952,746	97,091,258
0.88%, 1/15/2029	88,403,297	97,331,157
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,581,322,684)		3,548,400,315
	Shares
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (b) (c)	437,681	437,681
State Street Navigator Securities Lending Portfolio II (d) (e)	21,646,566	21,646,566
TOTAL SHORT-TERM INVESTMENTS (Cost $22,084,247)		22,084,247
TOTAL INVESTMENTS — 99.8% (Cost $3,603,406,931)		3,570,484,562
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		8,004,856
NET ASSETS — 100.0%		$3,578,489,418
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,548,400,315	$—	$3,548,400,315
Short-Term Investments	22,084,247	—	—	22,084,247
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$22,084,247	$3,548,400,315	$—	$3,570,484,562

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,049,556	$1,049,556	$262,321,292	$262,933,167	$—	$—	437,681	$437,681	$861
State Street Navigator Securities Lending Portfolio II	144,571,395	144,571,395	1,773,380,742	1,896,305,571	—	—	21,646,566	21,646,566	86,901
Total		$145,620,951	$2,035,702,034	$2,159,238,738	$—	$—		$22,084,247	$87,762
See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.6%
AZERBAIJAN — 0.6%
Southern Gas Corridor CJSC 6.88%, 3/24/2026	$850,000	$927,588
BAHRAIN — 0.3%
Oil & Gas Holding Co. BSCC 7.50%, 10/25/2027	400,000	422,976
BRAZIL — 1.9%
Banco do Brasil SA 4.63%, 1/15/2025	250,000	254,705
Petrobras Global Finance B.V.:
5.60%, 1/3/2031	700,000	709,618
6.00%, 1/27/2028	850,000	891,539
6.75%, 1/27/2041	300,000	306,045
6.85%, 6/5/2115	486,000	453,200
6.90%, 3/19/2049	600,000	598,086
		3,213,193
CHILE — 2.7%
Corp. Nacional del Cobre de Chile:
3.15%, 1/14/2030	1,050,000	1,010,289
3.63%, 8/1/2027	400,000	401,948
3.70%, 1/30/2050	1,650,000	1,486,007
Empresa De Los Ferrocarr SR 3.07%, 8/18/2050	200,000	153,008
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	600,000	609,102
Empresa Nacional del Petroleo:
3.45%, 9/16/2031 (a)	200,000	183,388
5.25%, 11/6/2029	400,000	416,176
Interchile SA 4.50%, 6/30/2056 (a)	250,000	238,380
		4,498,298
CHINA — 4.6%
Bank of China, Ltd. 5.00%, 11/13/2024	1,200,000	1,247,976
China Cinda Finance 2015 I, Ltd. 4.25%, 4/23/2025	400,000	404,220
China Cinda Finance 2017 I, Ltd. 4.75%, 2/8/2028	700,000	725,009
China Construction Bank Corp. 5 year CMT + 1.88%, 4.25%, 2/27/2029 (b)	800,000	811,193
China Resources Land, Ltd. 5 year CMT + 5.14%, 3.75%, 12/9/2024 (b)	500,000	495,120
Chinalco Capital Holdings, Ltd. 2.13%, 6/3/2026	250,000	233,871
CNAC HK Finbridge Co., Ltd. 5.13%, 3/14/2028	700,000	735,177
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	200,000	200,544
Security Description	Principal Amount	Value
Huarong Finance II Co., Ltd. 5.50%, 1/16/2025	$200,000	$202,422
Industrial & Commercial Bank of China, Ltd.:
4.88%, 9/21/2025	700,000	728,854
5 year CMT + 2.37%, 3.20%, 9/24/2026 (b)	200,000	195,191
Sinopec Group Overseas Development 2014, Ltd. 4.38%, 4/10/2024	400,000	410,768
Sinopec Group Overseas Development 2015, Ltd. 3.25%, 4/28/2025	200,000	200,384
Sinopec Group Overseas Development 2018, Ltd.:
2.30%, 1/8/2031	450,000	407,651
2.70%, 5/13/2030	200,000	188,620
State Grid Overseas Investment BVI, Ltd:
1.63%, 8/5/2030	200,000	173,827
3.50%, 5/4/2027	300,000	302,982
		7,663,809
COLOMBIA — 1.1%
Ecopetrol SA:
5.38%, 6/26/2026	400,000	405,376
5.88%, 9/18/2023	420,000	430,202
5.88%, 5/28/2045	400,000	350,108
6.88%, 4/29/2030	600,000	631,284
		1,816,970
HONG KONG — 0.1%
CNAC HK Finbridge Co., Ltd. 3.38%, 6/19/2024	200,000	199,153
INDIA — 1.2%
Greenko Dutch B.V. 3.85%, 3/29/2026	436,500	414,871
Indian Oil Corp., Ltd. 4.75%, 1/16/2024	1,150,000	1,172,885
Indian Railway Finance Corp., Ltd. 2.80%, 2/10/2031	500,000	447,105
		2,034,861
INDONESIA — 1.9%
Indonesia Asahan Aluminium Persero PT 4.75%, 5/15/2025	640,000	654,150
Pertamina Persero PT:
4.18%, 1/21/2050	850,000	794,104
Series REGS, 4.30%, 5/20/2023	400,000	405,572
5.63%, 5/20/2043	200,000	212,896
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	900,000	908,181
5.45%, 5/21/2028	200,000	214,448
		3,189,351

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ISRAEL — 0.2%
Israel Electric Corp., Ltd.:
4.25%, 8/14/2028 (a)	$200,000	$201,000
Series 6, 5.00%, 11/12/2024 (a)	200,000	207,600
		408,600
KAZAKHSTAN — 1.0%
Development Bank of Kazakhstan JSC 2.95%, 5/6/2031	200,000	163,394
Kazakhstan Temir Zholy Finance B.V. 6.95%, 7/10/2042	200,000	208,000
KazMunayGas National Co. JSC:
4.75%, 4/19/2027	300,000	287,268
5.38%, 4/24/2030	900,000	863,840
6.38%, 10/24/2048	200,000	188,419
		1,710,921
MALAYSIA — 2.0%
Petronas Capital, Ltd.:
2.48%, 1/28/2032	250,000	233,365
3.40%, 4/28/2061	600,000	538,710
3.50%, 4/21/2030	1,000,000	1,019,080
4.50%, 3/18/2045	400,000	442,656
4.55%, 4/21/2050	800,000	902,928
TNB Global Ventures Capital Bhd 3.24%, 10/19/2026	250,000	248,278
		3,385,017
MEXICO — 2.6%
Comision Federal de Electricidad:
3.35%, 2/9/2031	400,000	351,960
4.88%, 1/15/2024	200,000	204,492
Mexico City Airport Trust:
5.50%, 7/31/2047	200,000	176,410
5.50%, 7/31/2047	200,000	175,752
Petroleos Mexicanos:
5.35%, 2/12/2028	400,000	380,804
5.95%, 1/28/2031	400,000	369,432
6.49%, 1/23/2027	400,000	405,776
6.63%, 6/15/2035	150,000	134,523
6.75%, 9/21/2047	1,300,000	1,057,147
6.88%, 8/4/2026	300,000	313,671
6.95%, 1/28/2060	100,000	81,428
7.69%, 1/23/2050	400,000	349,676
Petroleos Mexicanos Co. 6.70%, 2/16/2032	311,000	295,901
		4,296,972
MOROCCO — 0.2%
OCP SA:
3.75%, 6/23/2031	200,000	181,000
5.13%, 6/23/2051	200,000	166,000
		347,000
Security Description	Principal Amount	Value
PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	$300,000	$273,561
Banco Nacional de Panama 2.50%, 8/11/2030	200,000	176,856
		450,417
PERU — 0.3%
Petroleos del Peru SA:
4.75%, 6/19/2032	200,000	179,034
5.63%, 6/19/2047	400,000	336,044
		515,078
PHILIPPINES — 0.2%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024	250,000	277,405
QATAR — 0.1%
Ooredoo International Finance, Ltd. 2.63%, 4/8/2031	200,000	187,479
SAUDI ARABIA — 1.3%
Saudi Arabian Oil Co.:
2.25%, 11/24/2030 (a)	500,000	457,790
2.25%, 11/24/2030	400,000	366,655
3.25%, 11/24/2050	300,000	257,147
4.25%, 4/16/2039	250,000	255,929
4.38%, 4/16/2049	800,000	815,351
		2,152,872
SOUTH AFRICA — 0.4%
Eskom Holdings SOC, Ltd.:
6.35%, 8/10/2028	400,000	408,240
7.13%, 2/11/2025	200,000	192,756
		600,996
THAILAND — 0.2%
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027	300,000	287,070
UNITED ARAB EMIRATES — 1.4%
DP World Crescent, Ltd. 3.91%, 5/31/2023	1,000,000	1,010,000
DP World Salaam 5 year CMT + 5.75%, 6.00%, 10/1/2025 (b)	600,000	618,963
DP World, Ltd.:
5.63%, 9/25/2048	200,000	215,992
6.85%, 7/2/2037 (a)	200,000	241,744
Emirates NBD Bank PJSC 5 year CMT + 3.66%, 6.13%, 3/20/2025 (b)	200,000	200,665
		2,287,364
TOTAL CORPORATE BONDS & NOTES (Cost $44,220,687)		40,873,390

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 73.7%
ANGOLA — 1.0%
Angolan Government International Bond:
Series REGS, 8.25%, 5/9/2028	$700,000	$712,250
Series REGS, 9.13%, 11/26/2049	700,000	680,022
Series REGS, 9.38%, 5/8/2048	250,000	245,525
		1,637,797
ARGENTINA — 0.3%
Argentine Republic Government International Bond 1.00%, 7/9/2029	1,450,000	498,655
ARMENIA — 0.2%
Republic of Armenia International Bond:
Series REGS, 3.60%, 2/2/2031	200,000	157,308
Series REGS, 7.15%, 3/26/2025	200,000	198,656
		355,964
AZERBAIJAN — 0.2%
Republic of Azerbaijan International Bond Series REGS, 4.75%, 3/18/2024	400,000	406,000
BAHAMAS — 0.2%
Bahamas Government International Bond:
Series REGS, 6.00%, 11/21/2028	200,000	154,748
Series REGS, 8.95%, 10/15/2032	200,000	159,902
		314,650
BAHRAIN — 2.5%
Bahrain Government International Bond:
Series REGS, 5.25%, 1/25/2033	200,000	184,645
Series REGS, 5.45%, 9/16/2032	808,000	769,539
Series REGS, 6.00%, 9/19/2044	400,000	348,561
Series REGS, 6.13%, 8/1/2023	600,000	619,800
Series REGS, 7.00%, 1/26/2026	1,100,000	1,186,869
Series REGS, 7.50%, 9/20/2047	500,000	488,740
Security Description	Principal Amount	Value
CBB International Sukuk Co. 5 Spc 5.62%, 2/12/2024	$549,000	$565,580
		4,163,734
BERMUDA — 0.2%
Bermuda Government International Bond:
Series REGS, 2.38%, 8/20/2030	200,000	183,000
Series REGS, 3.38%, 8/20/2050	200,000	177,180
		360,180
BOLIVIA — 0.2%
Bolivian Government International Bond Series REGS, 4.50%, 3/20/2028	450,000	391,833
BRAZIL — 3.6%
Brazilian Government International Bond:
2.88%, 6/6/2025	200,000	196,148
3.75%, 9/12/2031	200,000	180,732
3.88%, 6/12/2030	600,000	554,286
4.25%, 1/7/2025	700,000	721,210
4.50%, 5/30/2029	400,000	391,780
4.63%, 1/13/2028	1,000,000	1,005,260
4.75%, 1/14/2050	600,000	502,800
5.00%, 1/27/2045	600,000	534,126
5.63%, 1/7/2041	300,000	291,198
5.63%, 2/21/2047	400,000	378,064
6.00%, 4/7/2026	400,000	433,644
8.25%, 1/20/2034	600,000	740,328
		5,929,576
CHILE — 2.3%
Chile Government International Bond:
2.55%, 1/27/2032	200,000	188,194
2.55%, 7/27/2033	200,000	182,376
3.10%, 5/7/2041	200,000	176,740
3.10%, 1/22/2061	700,000	576,072
3.13%, 1/21/2026	500,000	503,410
3.24%, 2/6/2028	400,000	399,940
3.24%, 2/6/2028	400,000	399,740
3.50%, 1/31/2034	200,000	198,036
3.50%, 1/25/2050	700,000	641,403
3.86%, 6/21/2047	600,000	585,948
		3,851,859
CHINA — 0.3%
China Government International Bond:
Series 144A, 2.50%, 10/26/2051 (a)	200,000	170,006
4.00%, 10/19/2048	300,000	332,681
		502,687

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
COLOMBIA — 3.6%
Colombia Government International Bond:
3.00%, 1/30/2030	$300,000	$258,177
3.13%, 4/15/2031	800,000	678,536
3.25%, 4/22/2032	200,000	167,640
3.88%, 4/25/2027	400,000	384,928
3.88%, 2/15/2061	250,000	178,542
4.00%, 2/26/2024	200,000	200,124
4.13%, 2/22/2042	250,000	196,160
4.13%, 5/15/2051	200,000	151,384
4.50%, 1/28/2026	600,000	599,322
5.00%, 6/15/2045	600,000	504,642
5.20%, 5/15/2049	1,000,000	853,270
5.63%, 2/26/2044	500,000	451,050
6.13%, 1/18/2041	750,000	729,195
7.38%, 9/18/2037	400,000	450,640
8.13%, 5/21/2024	200,000	216,334
		6,019,944
COSTA RICA — 0.6%
Costa Rica Government International Bond:
Series REGS, 5.63%, 4/30/2043	455,000	396,587
Series REGS, 7.00%, 4/4/2044	300,000	294,978
Series REGS, 7.16%, 3/12/2045	300,000	297,603
		989,168
CROATIA — 0.1%
Croatia Government International Bond Series REGS, 6.00%, 1/26/2024	200,000	211,626
DOMINICAN REPUBLIC — 3.2%
Dominican Republic International Bond:
Series REGS, 4.88%, 9/23/2032	450,000	408,118
Series REGS, 5.30%, 1/21/2041	700,000	610,533
Series REGS, 5.50%, 1/27/2025	500,000	516,755
Series REGS, 5.88%, 1/30/2060	400,000	341,660
Series REGS, 6.00%, 7/19/2028	1,950,000	1,983,384
Series REGS, 6.40%, 6/5/2049	400,000	375,932
Series REGS, 6.50%, 2/15/2048	400,000	382,576
Series REGS, 6.88%, 1/29/2026	200,000	213,268
Security Description	Principal Amount	Value
Series REGS, 7.45%, 4/30/2044	$500,000	$527,960
		5,360,186
EGYPT — 3.0%
Egypt Government International Bond:
Series REGS, 5.58%, 2/21/2023	200,000	200,000
Series REGS, 5.88%, 6/11/2025	400,000	393,383
Series REGS, 5.88%, 2/16/2031	200,000	167,536
Series REGS, 7.05%, 1/15/2032	250,000	219,625
Series REGS, 7.30%, 9/30/2033	750,000	654,096
Series REGS, 7.50%, 1/31/2027	500,000	491,772
Series REGS, 7.50%, 2/16/2061	400,000	317,000
Series REGS, 7.60%, 3/1/2029	800,000	758,816
Series REGS, 7.90%, 2/21/2048	1,000,000	810,190
Series REGS, 8.50%, 1/31/2047	400,000	340,312
Series REGS, 8.88%, 5/29/2050	650,000	561,522
		4,914,252
EL SALVADOR — 0.4%
El Salvador Government International Bond:
Series REGS, 5.88%, 1/30/2025	150,000	83,621
Series REGS, 7.65%, 6/15/2035	200,000	93,620
Series REGS, 7.75%, 1/24/2023	150,000	122,055
Series REGS, 8.25%, 4/10/2032	250,000	123,752
9.50%, 7/15/2052	600,000	289,608
		712,656
ETHIOPIA — 0.1%
Ethiopia International Bond Series REGS, 6.63%, 12/11/2024	200,000	144,000
GABON — 0.3%
Gabon Government International Bond:
Series REGS, 6.63%, 2/6/2031	400,000	378,680
Series 144A, 7.00%, 11/24/2031 (a)	200,000	191,878
		570,558

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
GEORGIA — 0.1%
Georgia Government International Bond Series REGS, 2.75%, 4/22/2026	$200,000	$169,145
GHANA — 1.2%
Ghana Government International Bond:
Series REGS, 6.38%, 2/11/2027	200,000	149,696
Series REGS, 8.13%, 1/18/2026	600,000	507,060
Series REGS, 8.13%, 3/26/2032	650,000	468,000
Series REGS, 8.63%, 6/16/2049	400,000	277,952
Series REGS, 8.75%, 3/11/2061	200,000	138,300
Series REGS, 10.75%, 10/14/2030	400,000	421,520
		1,962,528
GUATEMALA — 0.7%
Guatemala Government Bond:
Series REGS, 4.50%, 5/3/2026	378,000	384,513
Series REGS, 4.88%, 2/13/2028	300,000	307,284
Series REGS, 6.13%, 6/1/2050	400,000	419,032
		1,110,829
HONDURAS — 0.3%
Honduras Government International Bond Series REGS, 5.63%, 6/24/2030	500,000	452,340
HUNGARY — 1.0%
Hungary Government International Bond:
Series 144A, 2.13%, 9/22/2031 (a)	200,000	181,256
Series REGS, 3.13%, 9/21/2051	650,000	544,154
7.63%, 3/29/2041	600,000	873,246
		1,598,656
INDIA — 1.4%
Export-Import Bank of India:
Series REGS, 2.25%, 1/13/2031	1,000,000	861,620
Series REGS, 3.38%, 8/5/2026	1,550,000	1,519,047
		2,380,667
Security Description	Principal Amount	Value
INDONESIA — 3.5%
Indonesia Government International Bond:
2.85%, 2/14/2030	$400,000	$393,372
3.40%, 9/18/2029	400,000	408,804
Series REGS, 3.85%, 7/18/2027	200,000	208,406
3.85%, 10/15/2030	600,000	631,194
4.20%, 10/15/2050	550,000	571,829
4.35%, 1/11/2048	400,000	412,416
4.45%, 4/15/2070	200,000	206,248
4.75%, 2/11/2029	500,000	551,995
Series REGS, 5.13%, 1/15/2045	400,000	444,424
Series REGS, 5.95%, 1/8/2046	400,000	490,980
Series REGS, 6.63%, 2/17/2037	200,000	251,844
Series REGS, 8.50%, 10/12/2035	200,000	285,554
Perusahaan Penerbit SBSN Indonesia III:
Series REGS, 4.15%, 3/29/2027	700,000	737,163
Series REGS, 4.35%, 9/10/2024	200,000	207,296
		5,801,525
IRAQ — 0.2%
Iraq International Bond Series REGS, 6.75%, 3/9/2023	400,000	402,008
IVORY COAST — 0.2%
Ivory Coast Government International Bond Series REGS, 6.13%, 6/15/2033	400,000	386,592
JAMAICA — 0.7%
Jamaica Government International Bond:
6.75%, 4/28/2028	400,000	439,708
7.88%, 7/28/2045	400,000	516,004
8.00%, 3/15/2039	200,000	260,114
		1,215,826
JORDAN — 0.6%
Jordan Government International Bond:
Series REGS, 5.75%, 1/31/2027	300,000	297,306
Series REGS, 6.13%, 1/29/2026	100,000	100,746
Series REGS, 7.38%, 10/10/2047	700,000	635,502
		1,033,554

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
KAZAKHSTAN — 0.9%
Kazakhstan Government International Bond:
Series REGS, 4.88%, 10/14/2044	$600,000	$590,256
Series REGS, 4.88%, 10/14/2044	200,000	196,752
Series REGS, 6.50%, 7/21/2045	600,000	690,000
		1,477,008
KENYA — 0.9%
Republic of Kenya Government International Bond:
Series REGS, 6.30%, 1/23/2034	200,000	171,500
Series REGS, 6.88%, 6/24/2024	700,000	701,400
Series REGS, 7.00%, 5/22/2027	200,000	192,416
Series REGS, 8.00%, 5/22/2032	200,000	193,900
Series REGS, 8.25%, 2/28/2048	200,000	177,524
		1,436,740
LUXEMBOURG — 0.1%
Ecuador Government International Bond Series REGS, Zero Coupon, 7/31/2030	200,000	111,002
MALAYSIA — 0.1%
Malaysia Wakala Sukuk Bhd 2.07%, 4/28/2031 (a)	250,000	233,493
MEXICO — 2.6%
Mexico Government International Bond:
2.66%, 5/24/2031	500,000	455,095
3.25%, 4/16/2030	200,000	192,782
3.75%, 1/11/2028	400,000	407,404
Series EMTN, 3.75%, 4/19/2071	150,000	119,786
3.77%, 5/24/2061	200,000	162,032
4.40%, 2/12/2052	200,000	184,208
4.60%, 1/23/2046	900,000	864,351
4.75%, 4/27/2032	250,000	264,742
Series MTN, 4.75%, 3/8/2044	200,000	197,214
5.00%, 4/27/2051	400,000	405,476
5.55%, 1/21/2045	400,000	437,356
Series GMTN, 5.75%, 10/12/2110	150,000	152,605
Series MTNA, 7.50%, 4/8/2033	400,000	522,464
		4,365,515
Security Description	Principal Amount	Value
MONGOLIA — 0.4%
Mongolia Government International Bond:
Series REGS, 3.50%, 7/7/2027	$200,000	$181,918
Series REGS, 5.13%, 4/7/2026	200,000	197,078
Series REGS, 5.63%, 5/1/2023	200,000	200,999
		579,995
MOROCCO — 0.6%
Morocco Government International Bond:
Series REGS, 2.38%, 12/15/2027	200,000	182,492
Series REGS, 3.00%, 12/15/2032	450,000	389,250
Series REGS, 4.00%, 12/15/2050	600,000	479,820
		1,051,562
MOZAMBIQUE — 0.1%
Mozambique International Bond Series REGS, 5.00%, 9/15/2031 (c)	200,000	171,730
NIGERIA — 1.7%
Nigeria Government International Bond:
Series REGS, 6.38%, 7/12/2023	250,000	255,605
Series REGS, 6.50%, 11/28/2027	400,000	379,960
Series REGS, 7.14%, 2/23/2030	200,000	188,250
Series REGS, 7.38%, 9/28/2033	650,000	590,200
Series REGS, 7.63%, 11/21/2025	400,000	416,000
Series REGS, 7.63%, 11/28/2047	400,000	332,360
Series REGS, 7.70%, 2/23/2038	200,000	174,500
Series REGS, 8.75%, 1/21/2031	200,000	201,178
Series REGS, 9.25%, 1/21/2049	300,000	285,652
		2,823,705
OMAN — 3.8%
Oman Government International Bond:
Series REGS, 4.75%, 6/15/2026	900,000	902,880
Series REGS, 4.88%, 2/1/2025	400,000	408,000
Series REGS, 5.38%, 3/8/2027	400,000	410,511

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 6.00%, 8/1/2029	$1,200,000	$1,250,748
Series REGS, 6.25%, 1/25/2031	200,000	211,668
Series REGS, 6.50%, 3/8/2047	400,000	391,525
Series REGS, 6.75%, 10/28/2027	850,000	924,198
Series REGS, 6.75%, 1/17/2048	600,000	598,572
Series REGS, 7.00%, 1/25/2051	200,000	204,502
Series REGS, 7.38%, 10/28/2032	200,000	228,750
Oman Sovereign Sukuk Co.:
Series REGS, 4.40%, 6/1/2024	400,000	404,020
Series REGS, 5.93%, 10/31/2025	400,000	427,080
		6,362,454
PAKISTAN — 0.9%
Pakistan Government International Bond:
Series REGS, 6.00%, 4/8/2026	200,000	157,000
Series REGS, 6.88%, 12/5/2027	500,000	393,250
Series REGS, 7.38%, 4/8/2031	200,000	149,100
Series REGS, 7.38%, 4/8/2031	250,000	186,375
Series REGS, 8.25%, 4/15/2024	450,000	394,875
Series REGS, 8.88%, 4/8/2051	200,000	138,880
		1,419,480
PANAMA — 3.5%
Panama Government Bond 3.75%, 4/17/2026	350,000	352,923
Panama Government International Bond:
2.25%, 9/29/2032	650,000	575,510
3.16%, 1/23/2030	200,000	195,758
3.75%, 3/16/2025	200,000	203,814
3.87%, 7/23/2060	550,000	482,795
3.88%, 3/17/2028	700,000	715,603
4.30%, 4/29/2053	285,000	275,239
4.50%, 5/15/2047	200,000	199,614
4.50%, 4/1/2056	1,600,000	1,570,464
6.70%, 1/26/2036	750,000	927,277
7.13%, 1/29/2026	200,000	228,308
		5,727,305
Security Description	Principal Amount	Value
PAPUA NEW GUINEA — 0.1%
Papua New Guinea Government International Bond Series REGS, 8.38%, 10/4/2028	$200,000	$171,746
PARAGUAY — 0.8%
Paraguay Government International Bond:
Series REGS, 4.95%, 4/28/2031	850,000	891,846
Series REGS, 5.00%, 4/15/2026	200,000	208,636
Series REGS, 5.40%, 3/30/2050	200,000	201,824
		1,302,306
PERU — 3.2%
Peruvian Government International Bond:
1.86%, 12/1/2032	950,000	814,805
2.39%, 1/23/2026	600,000	583,530
2.78%, 1/23/2031	450,000	424,796
2.78%, 12/1/2060	75,000	58,876
3.00%, 1/15/2034	500,000	468,960
3.23%, 7/28/2121	200,000	153,156
3.60%, 1/15/2072	200,000	172,790
5.63%, 11/18/2050	1,200,000	1,522,848
7.35%, 7/21/2025	700,000	793,149
8.75%, 11/21/2033	200,000	290,350
		5,283,260
PHILIPPINES — 3.9%
Philippine Government International Bond:
1.65%, 6/10/2031	200,000	177,866
2.46%, 5/5/2030	500,000	475,625
2.65%, 12/10/2045	200,000	165,550
2.95%, 5/5/2045	300,000	259,713
3.70%, 3/1/2041	800,000	776,840
3.70%, 2/2/2042	300,000	291,102
3.75%, 1/14/2029	200,000	208,122
3.95%, 1/20/2040	632,000	632,044
5.50%, 3/30/2026	200,000	218,518
6.38%, 10/23/2034	576,000	727,166
7.75%, 1/14/2031	400,000	524,700
9.50%, 2/2/2030	500,000	709,052
10.63%, 3/16/2025	300,000	366,661
Republic of Philippines 3.20%, 7/6/2046	1,000,000	899,230
		6,432,189
QATAR — 0.2%
Qatar Government International Bond Series REGS, 5.75%, 1/20/2042	200,000	255,234

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ROMANIA — 1.0%
Romanian Government International Bond:
Series 144A, 3.00%, 2/27/2027 (a)	$200,000	$194,244
Series REGS, 3.00%, 2/14/2031	400,000	369,289
Series 144A, 3.63%, 3/27/2032 (a)	200,000	189,434
Series REGS, 4.00%, 2/14/2051	250,000	215,850
Series REGS, 4.00%, 2/14/2051	400,000	345,360
Series REGS, 5.13%, 6/15/2048	300,000	311,099
		1,625,276
RWANDA — 0.1%
Rwanda International Government Bond Series REGS, 5.50%, 8/9/2031	200,000	182,240
SAUDI ARABIA — 3.8%
Saudi Government International Bond:
Series REGS, 2.50%, 2/3/2027	400,000	395,812
Series REGS, 2.75%, 2/3/2032	250,000	242,925
Series REGS, 3.25%, 10/26/2026	1,400,000	1,433,838
Series REGS, 3.25%, 10/22/2030	800,000	807,048
Series REGS, 3.63%, 3/4/2028	600,000	619,500
Series REGS, 3.75%, 1/21/2055	200,000	192,261
Series REGS, 4.50%, 4/17/2030	200,000	218,926
Series REGS, 4.50%, 10/26/2046	850,000	894,261
Series REGS, 4.50%, 4/22/2060	200,000	216,518
Series REGS, 4.63%, 10/4/2047	600,000	643,710
Series REGS, 5.00%, 4/17/2049	400,000	455,033
Series REGS, 5.25%, 1/16/2050	200,000	236,189
		6,356,021
SENEGAL — 0.2%
Senegal Government International Bond:
Series REGS, 6.25%, 5/23/2033	200,000	188,918
Security Description	Principal Amount	Value
Series REGS, 6.25%, 5/23/2033	$200,000	$188,588
		377,506
SERBIA — 0.1%
Serbia International Bond Series REGS, 2.13%, 12/1/2030	200,000	166,540
SOUTH AFRICA — 2.2%
Republic of South Africa Government International Bond:
4.30%, 10/12/2028	600,000	579,132
4.85%, 9/30/2029	500,000	488,760
4.88%, 4/14/2026	800,000	813,544
5.00%, 10/12/2046	200,000	166,364
5.38%, 7/24/2044	200,000	175,758
5.65%, 9/27/2047	500,000	437,270
5.75%, 9/30/2049	400,000	349,768
5.88%, 9/16/2025	200,000	211,528
5.88%, 6/22/2030	300,000	314,289
6.30%, 6/22/2048	200,000	188,866
		3,725,279
TAJIKISTAN — 0.1%
Republic of Tajikistan International Bond Series REGS, 7.13%, 9/14/2027	200,000	155,070
TRINIDAD AND TOBAGO — 0.4%
Trinidad & Tobago Government International Bond:
Series REGS, 4.38%, 1/16/2024	200,000	202,560
Series REGS, 4.50%, 8/4/2026	200,000	199,996
Series REGS, 4.50%, 6/26/2030	250,000	242,620
		645,176
TUNISIA — 0.1%
Tunisian Republic Series REGS, 5.75%, 1/30/2025	200,000	133,400
TURKEY — 5.0%
Hazine Mustesarligi Varlik Kiralama A/S Series REGS, 5.00%, 4/6/2023	400,000	400,000
Turkey Government International Bond:
3.25%, 3/23/2023	200,000	196,782
4.88%, 4/16/2043	600,000	425,838
5.13%, 2/17/2028	900,000	790,182
5.25%, 3/13/2030	900,000	758,106
5.75%, 3/22/2024	600,000	592,716
5.75%, 5/11/2047	200,000	149,130
5.88%, 6/26/2031	250,000	213,738

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 1/15/2031	$400,000	$344,500
6.00%, 3/25/2027	200,000	185,778
6.00%, 1/14/2041	400,000	312,960
6.13%, 10/24/2028	200,000	181,978
6.38%, 10/14/2025	2,100,000	2,054,787
6.63%, 2/17/2045	500,000	411,450
6.75%, 5/30/2040	400,000	339,080
7.38%, 2/5/2025	100,000	101,021
7.63%, 4/26/2029	600,000	585,078
8.00%, 2/14/2034	250,000	250,112
		8,293,236
UKRAINE — 0.9%
Ukraine Government International Bond:
Series REGS, 7.25%, 3/15/2033	450,000	186,638
Series REGS, 7.38%, 9/25/2032	650,000	269,093
Series REGS, 7.75%, 9/1/2023	600,000	302,700
Series REGS, 7.75%, 9/1/2024	400,000	172,000
Series REGS, 7.75%, 9/1/2026	400,000	170,520
Series REGS, 7.75%, 9/1/2026	100,000	42,630
Series REGS, 7.75%, 9/1/2027	400,000	169,208
Series REGS, 9.75%, 11/1/2028	400,000	169,208
		1,481,997
UNITED ARAB EMIRATES — 1.5%
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	200,000	170,000
Finance Department Government of Sharjah:
Series REGS, 4.00%, 7/28/2050	500,000	404,312
Series REGS, 4.38%, 3/10/2051	200,000	169,701
Sharjah Sukuk Program, Ltd.:
2.94%, 6/10/2027	600,000	580,919
3.20%, 7/13/2031	300,000	285,898
3.85%, 4/3/2026	411,000	416,001
4.23%, 3/14/2028	400,000	407,000
		2,433,831
URUGUAY — 1.9%
Uruguay Government International Bond:
4.38%, 1/23/2031	900,000	978,471
4.98%, 4/20/2055	900,000	1,054,611
5.10%, 6/18/2050	500,000	592,525
Security Description	Principal Amount	Value
7.63%, 3/21/2036	$400,000	$567,928
		3,193,535
UZBEKISTAN — 0.3%
Republic of Uzbekistan International Bond:
Series REGS, 3.70%, 11/25/2030	300,000	258,750
Series 144A, 3.90%, 10/19/2031 (a)	200,000	173,990
		432,740
VIETNAM — 0.1%
Vietnam Government International Bond Series REGS, 4.80%, 11/19/2024	200,000	207,220
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $135,322,489)		122,462,786
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (d)(e) (Cost $815,214)	815,302	815,220
TOTAL INVESTMENTS — 98.8% (Cost $180,358,390)		164,151,396
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		2,023,714
NET ASSETS — 100.0%		$166,175,110
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2022. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to schedule of investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$40,873,390	$—	$40,873,390
Foreign Government Obligations	—	122,462,786	—	122,462,786
Short-Term Investment	815,220	—	—	815,220
TOTAL INVESTMENTS	$815,220	$163,336,176	$—	$164,151,396

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$14,677,107	$13,861,884	$(9)	$6	815,302	$815,220	$61
See accompanying notes to schedule of investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2022 are disclosed in the Schedules of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.
Other information regarding the Fund's is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.